UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO All Asset All Authority Fund	PIMCO RAE Low Volatility PLUS International Fund
PIMCO All Asset Fund	PIMCO RAE Worldwide Long/Short PLUS Fund
PIMCO California Intermediate Municipal Bond Fund	PIMCO Real Return Asset Fund
PIMCO California Municipal Bond Fund	PIMCO Real Return Fund
PIMCO California Short Duration Municipal Income Fund	PIMCO Real Return Limited Duration Fund
PIMCO Capital Securities and Financials Fund	PIMCO RealEstateRealReturn Strategy Fund
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO REALPATH® 2020 Fund
PIMCO CommodityRealReturn Strategy Fund	PIMCO REALPATH® 2025 Fund
PIMCO Credit Absolute Return Fund	PIMCO REALPATH® 2030 Fund
PIMCO Diversified Income Fund	PIMCO REALPATH® 2035 Fund
PIMCO Emerging Local Bond Fund	PIMCO REALPATH® 2040 Fund
PIMCO Emerging Markets Bond Fund	PIMCO REALPATH® 2045 Fund
PIMCO Emerging Markets Corporate Bond Fund	PIMCO REALPATH® 2050 Fund
PIMCO Emerging Markets Currency Fund	PIMCO REALPATH® 2055 Fund
PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO REALPATH® Income Fund
PIMCO Extended Duration Fund	PIMCO Senior Floating Rate Fund
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Short Asset Investment Fund
PIMCO Foreign Bond Fund (Unhedged)	PIMCO Short Duration Municipal Income Fund
PIMCO Global Advantage Strategy Bond Fund	PIMCO Short-Term Fund
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Absolute Return Fund
PIMCO Global Bond Fund (Unhedged)	PIMCO StocksPLUS® Fund
PIMCO Global Multi-Asset Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
PIMCO GNMA Fund	PIMCO StocksPLUS® International Fund (Unhedged)
PIMCO Government Money Market Fund	PIMCO StocksPLUS® Long Duration Fund
PIMCO High Yield Fund	PIMCO StocksPLUS® Short Fund
PIMCO High Yield Municipal Bond Fund	PIMCO StocksPLUS® Small Fund
PIMCO High Yield Spectrum Fund	PIMCO Total Return ESG Fund
PIMCO Income Fund	PIMCO Total Return Fund
PIMCO Inflation Response Multi-Asset Fund	PIMCO Total Return Fund II
PIMCO Investment Grade Corporate Bond Fund	PIMCO Total Return Fund IV
PIMCO Long Duration Total Return Fund	PIMCO TRENDS Managed Futures Strategy Fund
PIMCO Long-Term Credit Fund	PIMCO Unconstrained Bond Fund
PIMCO Long-Term U.S. Government Fund	PIMCO Unconstrained Tax Managed Bond Fund
PIMCO Low Duration ESG Fund	PIMCO Asset-Backed Securities Portfolio
PIMCO Low Duration Fund	PIMCO Emerging Markets Portfolio
PIMCO Low Duration Fund II	PIMCO High Yield Portfolio
PIMCO Low Duration Income Fund	PIMCO International Portfolio
PIMCO Moderate Duration Fund	PIMCO Investment Grade Corporate Portfolio
PIMCO Mortgage Opportunities Fund	PIMCO Long Duration Corporate Bond Portfolio
PIMCO Mortgage-Backed Securities Fund	PIMCO Low Duration Portfolio
PIMCO Multi-Strategy Alternative Fund	PIMCO Moderate Duration Portfolio
PIMCO Municipal Bond Fund	PIMCO Mortgage Portfolio
PIMCO National Intermediate Municipal Bond Fund	PIMCO Municipal Sector Portfolio
PIMCO New York Municipal Bond Fund	PIMCO Real Return Portfolio
PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO Senior Floating Rate Portfolio
PIMCO RAE Fundamental PLUS EMG Fund	PIMCO Short-Term Floating NAV Portfolio II
PIMCO RAE Fundamental PLUS Fund	PIMCO Short-Term Floating NAV Portfolio III
PIMCO RAE Fundamental PLUS International Fund	PIMCO Short-Term Floating NAV Portfolio IV
PIMCO RAE Fundamental PLUS Small Fund	PIMCO Short-Term Portfolio
PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO U.S. Government Sector Portfolio
PIMCO RAE Low Volatility PLUS Fund

Schedule of Investments

PIMCO All Asset Fund

June 30, 2017 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$1,004

Total Short-Term Instruments (Cost $1,004)		1,004

Total Investments in Securities (Cost $1,004)		1,004

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.7%
PIMCO CommoditiesPLUS® Strategy Fund	136,732,728	771,173
PIMCO CommodityRealReturn Strategy Fund®	30,638,163	199,761
PIMCO Diversified Income Fund	2,611,711	28,494
PIMCO Emerging Local Bond Fund	171,597,142	1,285,263
PIMCO Emerging Markets Currency Fund	286,540,866	2,624,714
PIMCO Extended Duration Fund	70,417,008	554,182
PIMCO High Yield Fund	21,320,542	191,885
PIMCO High Yield Spectrum Fund	47,321,517	475,108
PIMCO Income Fund	101,946,550	1,259,040
PIMCO Investment Grade Corporate Bond Fund	58,918,662	621,003
PIMCO Long Duration Total Return Fund	22,412,952	246,991
PIMCO Long-Term U.S. Government Fund	135,898,121	841,209
PIMCO Low Duration Fund	65,017,432	640,422
PIMCO Mortgage Opportunities Fund	12,315,112	136,451
PIMCO RAE Fundamental Advantage PLUS Fund	30,363,229	303,329
PIMCO RAE Fundamental Emerging Markets Fund	78,439,379	849,498
PIMCO RAE Fundamental PLUS EMG Fund	69,692,183	703,891
PIMCO RAE Fundamental PLUS International Fund	69,833,899	656,439
PIMCO RAE Low Volatility PLUS EMG Fund	185,472,754	1,774,974
PIMCO RAE Low Volatility PLUS Fund	3,799,442	47,949
PIMCO RAE Low Volatility PLUS International Fund	44,609,074	475,979
PIMCO RAE Worldwide Long/Short PLUS Fund	58,487,077	581,946
PIMCO Real Return Asset Fund	10,246,819	84,024
PIMCO Real Return Fund	61,435,023	672,099
PIMCO RealEstateRealReturn Strategy Fund	73,406,173	606,335
PIMCO Senior Floating Rate Fund	72,975,160	724,643
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	68,692,367	559,843
PIMCO StocksPLUS® International Fund (Unhedged)	21,008,000	138,653
PIMCO Total Return Fund	82,588,618	844,881
PIMCO TRENDS Managed Futures Strategy Fund	5,841,476	53,683

Total Mutual Funds (Cost $18,478,443)		18,953,862

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS (a) 0.4%
PIMCO Government Money Market Fund	70,006,549	70,007

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	780,645	7,717

Total Short-Term Instruments (Cost $77,724)		77,724

Total Investments in Affiliates (Cost $18,556,167)		19,031,586

Total Investments 100.1% (Cost $18,557,171)		$19,032,590
Other Assets and Liabilities, net (0.1)%		(10,797)

Net Assets 100.0%		$19,021,793

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$1,004	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	$(1,027)	$1,004	$1,004

Total Repurchase Agreements						$(1,027)	$1,004	$1,004

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,004	$0	$1,004
	$0	$1,004	$0	$1,004

Investments in Affiliates, at Value
Mutual Funds	18,953,862	0	0	18,953,862
Short-Term Instruments
Mutual Funds	70,007	0	0	70,007
Central Funds Used for Cash Management Purposes	7,717	0	0	7,717

	$19,031,586	$0	$0	$19,031,586

Total Investments	$19,031,586	$1,004	$0	$19,032,590

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset All Authority Fund

June 30, 2017 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$840

Total Short-Term Instruments (Cost $840)		840

Total Investments in Securities (Cost $840)		840

	SHARES
INVESTMENTS IN AFFILIATES 140.7%
MUTUAL FUNDS (a) 140.3%
PIMCO CommoditiesPLUS® Strategy Fund	72,075,752	406,507
PIMCO CommodityRealReturn Strategy Fund®	12,473,969	81,330
PIMCO Credit Absolute Return Fund	1,662,413	16,757
PIMCO Diversified Income Fund	3,846,304	41,963
PIMCO Emerging Local Bond Fund	79,413,692	594,809
PIMCO Emerging Markets Currency Fund	115,384,466	1,056,922
PIMCO Extended Duration Fund	25,712,488	202,357
PIMCO High Yield Fund	13,202,461	118,822
PIMCO High Yield Spectrum Fund	29,220,033	293,369
PIMCO Income Fund	52,698,518	650,827
PIMCO Investment Grade Corporate Bond Fund	16,173,913	170,473
PIMCO Long Duration Total Return Fund	8,592,970	94,695
PIMCO Long-Term U.S. Government Fund	47,451,602	293,725
PIMCO Low Duration Fund	27,576,751	271,631
PIMCO Mortgage Opportunities Fund	6,423,227	71,169
PIMCO RAE Fundamental Advantage PLUS Fund	10,029,524	100,195
PIMCO RAE Fundamental Emerging Markets Fund	37,460,136	405,693
PIMCO RAE Fundamental International Fund	6,242,806	64,114
PIMCO RAE Fundamental PLUS EMG Fund	43,792,232	442,302
PIMCO RAE Fundamental PLUS International Fund	49,563,843	465,900
PIMCO RAE Low Volatility PLUS EMG Fund	80,178,768	767,311
PIMCO RAE Low Volatility PLUS Fund	8,145,239	102,793
PIMCO RAE Low Volatility PLUS International Fund	33,335,990	355,695
PIMCO RAE Worldwide Long/Short PLUS Fund	23,143,346	230,276
PIMCO Real Return Asset Fund	4,642,447	38,068
PIMCO Real Return Fund	19,083,901	208,778
PIMCO RealEstateRealReturn Strategy Fund	48,432,790	400,055
PIMCO Senior Floating Rate Fund	41,089,438	408,018
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	38,488,942	313,685
PIMCO StocksPLUS® International Fund (Unhedged)	23,759,182	156,811
PIMCO StocksPLUS® Short Fund	229,991,443	2,136,620
PIMCO Total Return Fund	34,785,271	355,853
PIMCO TRENDS Managed Futures Strategy Fund	5,318,784	48,880

Total Mutual Funds (Cost $12,193,771)		11,366,403

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS (a) 0.4%
PIMCO Government Money Market Fund	35,003,043	35,003

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11,725	116

Total Short-Term Instruments (Cost $35,119)		35,119

Total Investments in Affiliates (Cost $12,228,890)		11,401,522

Total Investments 140.7% (Cost $12,229,730)		$11,402,362
Other Assets and Liabilities, net (40.7)%		(3,299,789)

Net Assets 100.0%		$8,102,573

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$840	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	$(859)	$840	$840

Total Repurchase Agreements						$(859)	$840	$840

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$840	$0	$840
	$0	$840	$0	$840

Investments in Affiliates, at Value
Mutual Funds	11,366,403	0	0	11,366,403
Short-Term Instruments
Mutual Funds	35,003	0	0	35,003
Central Funds Used for Cash Management Purposes	116	0	0	116

	$11,401,522	$0	$0	$11,401,522

Total Investments	$11,401,522	$840	$0	$11,402,362

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.3%
MUNICIPAL BONDS & NOTES 94.2%
CALIFORNIA 93.7%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$276
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	534
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,771
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	560
5.000% due 08/01/2022	520	601
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	260
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,377
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,114
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,761
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	593
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,500	3,122
5.000% due 11/15/2030 (a)	2,180	2,626
5.000% due 08/15/2032	350	403
5.000% due 08/15/2033	600	688
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	500	525
6.000% due 10/01/2018	250	265
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
1.750% due 11/01/2026	1,000	1,000
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	1,500	1,717
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2026	1,000	996
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,034
California Public Finance Authority Revenue Notes, Series 2017
5.000% due 07/01/2027	750	860
California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	500	535
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp., Special Tax Bonds, (AGM Insured), Series 2017
5.000% due 09/02/2028	1,320	1,608
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,108
California State Department of Water Resources Power Supply Revenue Notes, Series 2011
5.000% due 05/01/2020	2,000	2,217
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,844
5.000% due 11/01/2019	500	545
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,446
California State University Revenue Bonds, Series 2017
5.000% due 11/01/2028	1,500	1,859
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,042
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	818
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	1,028
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	312
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,500	1,713
5.000% due 12/01/2031	1,000	1,111
California Statewide Communities Development Authority Revenue Notes, Series 2010
5.000% due 11/01/2020	555	619
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,092
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,526
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016
5.000% due 07/01/2029	1,250	1,518

Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	731
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2026	500	603
Irvine Unified School District, California Special Tax Notes, Series 2017
4.000% due 09/01/2026	150	167
5.000% due 09/01/2026	1,250	1,496
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,500	1,763
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,906
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	913
Jurupa Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	295
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,054
5.250% due 11/15/2019	500	542
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,383
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016
5.000% due 06/01/2028	1,500	1,847
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,157
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	273
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	697
Los Angeles Department of Airports, California Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,199
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	262
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	900	934
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,469
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,145
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2029	1,000	1,206
Orange County, California Community Facilities District Special Tax Bonds, Series 2016
5.000% due 08/15/2027	1,600	1,837
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2025	920	1,056
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	920
5.000% due 08/01/2024	1,450	1,736
Port of Oakland, California Revenue Bonds, Series 2017
5.000% due 11/01/2029 (a)	875	1,065
Port of Oakland, California Revenue Notes, Series 2017
5.000% due 11/01/2026 (a)	1,000	1,241
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,111
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	936
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,195
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,157
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,186
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,720
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,730
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	295	331
5.000% due 09/01/2031	300	335
5.000% due 09/01/2032	500	557
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,354
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,264
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016
5.000% due 05/15/2028	1,875	2,300
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	56
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,182
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,124
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,039
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,003

San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,302
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	755
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,124
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,124
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,254
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,454
5.000% due 03/01/2026	50	58
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	575
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	934
5.000% due 09/01/2029	300	345
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	820
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,298
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,138
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,293

		127,975

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	40	41

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.289% due 07/01/2029	720	576

Total Municipal Bonds & Notes (Cost $122,918)		128,592

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		181

Total Short-Term Instruments (Cost $181)		181

Total Investments in Securities (Cost $123,099)		128,773

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	745,815	7,373

Total Short-Term Instruments (Cost $7,372)		7,373

Total Investments in Affiliates (Cost $7,372)		7,373

Total Investments 99.7% (Cost $130,471)		$136,146
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		40
Other Assets and Liabilities, net 0.3%		385

Net Assets 100.0%		$136,571

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$181	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(186)	$181	$181

Total Repurchase Agreements						$(186)	$181	$181

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$2,000	$0	$40	$40	$0

Total Swap Agreements						$0	$40	$40	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$127,975	$0	$127,975
New Jersey	0	41	0	41
Puerto Rico	0	576	0	576
Short-Term Instruments
Repurchase Agreements	0	181	0	181
	$0	$128,773	$0	$128,773

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,373	$0	$0	$7,373

Total Investments	$7,373	$128,773	$0	$136,146

Financial Derivative Instruments - Assets
Over the counter	$0	$40	$0	$40

Total Financial Derivative Instruments	$0	$40	$0	$40

Totals	$7,373	$128,813	$0	$136,186

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.3%
MUNICIPAL BONDS & NOTES 96.2%
CALIFORNIA 94.7%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2034	$135	$149
5.000% due 09/01/2042	145	160
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	105
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	1,000	98
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	338
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	108
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	200	220
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	222
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	104
5.000% due 11/15/2046	100	114
5.000% due 11/15/2046 (b)	250	285
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 08/15/2034	215	221
4.000% due 11/01/2051	125	127
California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 02/01/2047	100	112
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	250	250
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	140
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	250	269
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	254
5.000% due 06/01/2046	300	300
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp., Special Tax Bonds, (AGM Insured), Series 2017
5.000% due 09/02/2029	250	301
California State General Obligation Bonds, Series 2016
1.495% due 12/01/2031	250	254
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	327
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	250	257
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	249
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2031	350	389
5.000% due 05/15/2040	300	336
5.000% due 06/01/2046	100	102
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	222
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	115
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	100	103
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	330	332
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	300	340
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	116
5.000% due 06/01/2027	250	300
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	137
Irvine Unified School District, California Special Tax Bonds, Series 2017
5.000% due 09/01/2037	265	298
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	112
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	200	219
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	145
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	219

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	250	284
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	227
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	118
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	290
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	64
7.000% due 11/01/2034	450	646
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (a)	250	230
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	142
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	273
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	200	233
5.000% due 10/01/2047 (b)	100	115
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	114
Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	153
Sacramento, California Water Revenue Bonds, Series 2017
4.000% due 09/01/2035	250	269
San Diego County, California Water Authority Financing Corp. Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2026	350	362
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	233
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	30	34
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	280
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	236
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	188
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	113
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	143

		13,196

PUERTO RICO 0.6%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.289% due 07/01/2029	100	80

U.S. VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.625% due 10/01/2029	165	135

Total Municipal Bonds & Notes (Cost $12,858)		13,411

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (c) 1.1%		149

Total Short-Term Instruments (Cost $149)		149

Total Investments in Securities (Cost $13,007)		13,560

	SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	32,441	321

Total Short-Term Instruments (Cost $321)		321

Total Investments in Affiliates (Cost $321)		321

Total Investments 99.6% (Cost $13,328)		$13,881
Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $(14))		(5)
Other Assets and Liabilities, net 0.4%		57

Net Assets 100.0%		$13,933

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$149	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(154)	$149	$149

Total Repurchase Agreements						$(154)	$149	$149

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	09/2017	3	$(461)	$5	$2	$0

Total Futures Contracts				$5	$2	$0

Cash of $33 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-28 5-Year Index	(1.000)%	06/20/2022	$800	$(14)	$3	$0	$(11)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$200	$0	$4	$4	$0

Total Swap Agreements						$(14)	$7	$4	$(11)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$13,196	$0	$13,196
Puerto Rico	0	80	0	80
U.S. Virgin Islands	0	135	0	135
Short-Term Instruments
Repurchase Agreements	0	149	0	149
	$0	$13,560	$0	$13,560

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$321	$0	$0	$321

Total Investments	$321	$13,560	$0	$13,881

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2	$0	$0	$2
Over the counter	0	4	0	4
	$2	$4	$0	$6

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(11)	$0	$(11)

Total Financial Derivative Instruments	$2	$(7)	$0	$(5)

Totals	$323	$13,553	$0	$13,876

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.7%
MUNICIPAL BONDS & NOTES 98.3%
CALIFORNIA 97.4%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2019	$680	$735
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	503
Alameda County, California Transportation Commission Revenue Notes, Series 2014
5.000% due 03/01/2021	1,250	1,422
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.610% due 04/01/2047	5,000	5,029
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.500% due 04/01/2047	4,210	4,215
1.875% due 04/01/2047	1,000	1,010
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
4.000% due 08/01/2017	415	416
5.000% due 08/01/2018	430	449
5.000% due 08/01/2019	455	488
5.000% due 08/01/2020	475	524
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2032	1,500	1,763
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	250	262
California Health Facilities Financing Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	525	572
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,004
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2009
0.880% due 11/01/2026	1,500	1,500
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
1.750% due 11/01/2026	1,500	1,500
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
1.359% due 10/01/2047	4,750	4,791
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
1.808% due 11/01/2045	5,000	5,051
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	371
California Infrastructure & Economic Development Bank Revenue Notes, Series 2017
5.000% due 10/01/2022	2,535	3,003
California Municipal Finance Authority Revenue Bonds, Series 2009
1.200% due 02/01/2039	1,000	1,000
California Municipal Finance Authority Revenue Bonds, Series 2010
1.100% due 09/01/2021	7,000	7,000
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2021	665	680
California State Department of Water Resources Revenue Bonds, Series 2014
1.210% due 12/01/2035	1,250	1,250
California State General Obligation Bonds, Series 2013
1.572% due 12/01/2029	2,750	2,760
4.000% due 12/01/2027	3,000	3,006
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,340	1,394
5.000% due 07/01/2019	80	86
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 10/01/2017	380	384
California State University Revenue Notes, Series 2017
5.000% due 11/01/2022	1,900	2,251
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	261
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	1,028
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,423
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,067
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	4,050	4,054
Coast Community College District, California General Obligation Notes, Series 2013
5.000% due 08/01/2021	1,250	1,437
Contra Costa County, California Public Financing Authority Revenue Notes, Series 2015
5.000% due 06/01/2019	1,000	1,073
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,748
Eastern Municipal Water District, California Revenue Notes, Series 2016
5.000% due 07/01/2022	1,000	1,178

Fairfield Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	2,030
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,007
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2017
4.000% due 05/01/2018	1,750	1,790
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2015
5.000% due 06/01/2020	500	555
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2021	3,500	3,937
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2022	350	402
Irvine Unified School District, California Special Tax Notes, Series 2017
3.000% due 09/01/2022	150	158
4.000% due 09/01/2022	1,165	1,288
5.000% due 09/01/2022	1,625	1,876
Irvine, California Special Assessment Notes, Series 2015
4.000% due 09/02/2018	800	827
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	475	512
5.000% due 09/01/2020	550	610
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2017	470	474
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	134
Los Angeles County, California General Obligations Notes, Series 2017
5.000% due 06/29/2018 (a)	1,750	1,821
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2022	335	394
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2016
5.000% due 06/01/2022	2,250	2,644
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	522
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	713
Los Angeles Department of Airports, California Revenue Notes, Series 2015
5.000% due 05/15/2021	860	980
Los Angeles Harbor Department, California Revenue Notes, Series 2009
5.000% due 08/01/2019	900	972
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 07/01/2027	200	200
Los Angeles Unified School District, California General Obligation Bonds, (FGIC Insured), Series 2007
4.500% due 07/01/2022	835	835
Los Angeles, California General Obligations Notes, Series 2017
5.000% due 06/28/2018 (a)	2,250	2,341
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	242
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2017	200	200
5.000% due 07/01/2018	250	260
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (b)	500	460
Orange County, California Community Facilities District Special Tax Notes, Series 2016
4.000% due 08/15/2019	275	285
4.000% due 08/15/2020	540	566
4.000% due 08/15/2021	510	541
5.000% due 08/15/2022	640	715
5.000% due 08/15/2023	930	1,051
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	862
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	1,875	2,129
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2018	2,500	2,603
5.000% due 08/01/2020	680	753
Port of Oakland, California Revenue Notes, Series 2017
5.000% due 11/01/2020 (a)	1,000	1,118
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	2,988
5.000% due 06/15/2020	2,680	2,968
Rancho Cordova Community Facilities District, California Special Tax Notes, Series 2016
4.000% due 09/01/2021	420	451
Riverside County, California Revenue Notes, Series 2017
2.000% due 06/29/2018 (a)	2,500	2,529
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,423
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2023	500	600
Sacramento City Financing Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2018	2,000	2,110
San Francisco City & County Public Utilities Commission Wastewater, California Revenue Notes, Series 2013
5.000% due 10/01/2020	300	336
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	868
San Francisco State Building Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2020	2,675	3,001

San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2019	1,795	1,921
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	251
Southern California Public Power Authority Revenue Notes, Series 2017
5.000% due 07/01/2023	1,000	1,202
Tustin Community Facilities District, California Special Tax Notes, Series 2015
3.000% due 09/01/2018	500	509
3.000% due 09/01/2019	500	515
University of California Revenue Notes, Series 2015
5.000% due 05/15/2022	530	622

		134,789

UTAH 0.9%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	1,185	1,272

Total Municipal Bonds & Notes (Cost $135,348)		136,061

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (c) 0.4%		530

Total Short-Term Instruments (Cost $530)		530

Total Investments in Securities (Cost $135,878)		136,591

	SHARES
INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio III	1,049,428	10,375

Total Short-Term Instruments (Cost $10,374)		10,375

Total Investments in Affiliates (Cost $10,374)		10,375

Total Investments 106.2% (Cost $146,252)		$146,966
Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)		60
Other Assets and Liabilities, net (6.2)%		(8,622)

Net Assets 100.0%		$138,404

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$530	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(541)	$530	$530

Total Repurchase Agreements						$(541)	$530	$530

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$3,000	$0	$60	$60	$0

Total Swap Agreements						$0	$60	$60	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$134,789	$0	$134,789
Utah	0	1,272	0	1,272
Short-Term Instruments
Repurchase Agreements	0	530	0	530
	$0	$136,591	$0	$136,591

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,375	$0	$0	$10,375

Total Investments	$10,375	$136,591	$0	$146,966

Financial Derivative Instruments - Assets
Over the counter	$0	$60	$0	$60

Total Financial Derivative Instruments	$0	$60	$0	$60

Totals	$10,375	$136,651	$0	$147,026

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Capital Securities and Financials Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.6%
CORPORATE BONDS & NOTES 77.7%
BANKING & FINANCE 71.5%
Allstate Corp.
6.500% due 05/15/2067		$500	$588
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 (a)		2,950	3,267
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 (a)	EUR	1,000	1,311
Banco de Sabadell S.A.
6.500% due 05/18/2022 †(a)		2,600	2,933
Bank of Ireland
7.375% due 06/18/2020 (a)		500	622
Bank of New York Mellon Corp.
4.625% due 09/20/2026 (a)		$4,000	4,044
Barclays Bank PLC
7.625% due 11/21/2022		1,300	1,489
Barclays PLC
7.250% due 03/15/2023 †(a)	GBP	1,700	2,343
8.000% due 12/15/2020 (a)	EUR	1,500	1,884
BNP Paribas S.A.
6.125% due 06/17/2022 (a)		2,000	2,529
7.375% due 08/19/2025 (a)		$200	223
Brighthouse Holdings LLC
6.500% due 07/27/2037 (a)		2,000	1,968
Charles Schwab Corp.
4.625% due 03/01/2022 (a)		3,300	3,374
CIT Group, Inc.
5.800% due 06/15/2022 (a)		1,000	1,045
Citigroup, Inc.
6.300% due 05/15/2024 (a)		1,500	1,599
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (a)	EUR	1,000	1,273
Credit Agricole S.A.
7.500% due 06/23/2026 (a)	GBP	3,000	4,401
Credit Suisse Group AG
7.500% due 12/11/2023 (a)		$400	450
Danske Bank A/S
5.875% due 04/06/2022 (a)	EUR	2,000	2,497
E*TRADE Financial Corp.
5.875% due 09/15/2026 (a)		$2,000	2,130
Goldman Sachs Group, Inc.
5.300% due 11/10/2026 (a)		2,000	2,105
HSBC Holdings PLC
6.000% due 05/22/2027 (a)		4,000	4,146
ING Groep NV
6.500% due 04/16/2025 (a)		3,500	3,687
Intesa Sanpaolo SpA
7.750% due 01/11/2027 (a)	EUR	2,000	2,537
JPMorgan Chase & Co.
7.900% due 04/30/2018 (a)		$2,000	2,081
Lloyds Banking Group PLC
7.875% due 06/27/2029 (a)	GBP	3,000	4,584
Nationwide Building Society
10.250% due 06/29/2049 (a)		10	1,967
Navient Corp.
6.750% due 06/25/2025		$2,000	2,066
Nordea Bank AB
6.125% due 09/23/2024 (a)		2,000	2,097
Pacific Life Insurance Co.
9.250% due 06/15/2039		500	818
PNC Financial Services Group, Inc.
4.850% due 06/01/2023 (a)		2,000	2,040
Provident Funding Associates LP
6.375% due 06/15/2025		500	514
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 (a)		1,000	1,092
Santander UK Group Holdings PLC
6.750% due 06/24/2024 †(a)	GBP	3,500	4,760
Societe Generale S.A.
6.750% due 04/07/2021 (a)	EUR	1,000	1,254
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (a)		200	271

U.S. Bancorp
5.300% due 04/15/2027 (a)		$4,750	5,071
UBS AG
7.625% due 08/17/2022		750	882
UBS Group AG
5.750% due 02/19/2022 (a)	EUR	1,500	1,894
7.000% due 02/19/2025 †(a)		$1,000	1,109
UniCredit SpA
5.861% due 06/19/2032		3,000	3,087
Virgin Money Holdings UK PLC
8.750% due 11/10/2021 †(a)	GBP	2,000	2,739
Wells Fargo & Co.
5.875% due 06/15/2025 (a)		$300	331

			91,102

INDUSTRIALS 4.2%
BHP Billiton Finance USA Ltd.
6.750% due 10/19/2075		600	687
Dairy Farmers of America, Inc.
7.125% due 12/01/2026 (a)		1,000	1,119
Land O’ Lakes, Inc.
7.250% due 04/04/2027 (a)		1,100	1,178
Southern Co.
5.500% due 03/15/2057		1,200	1,267
Viacom, Inc.
6.250% due 02/28/2057		1,000	1,042

			5,293

UTILITIES 2.0%
Transcanada Trust
5.300% due 03/15/2077		2,500	2,575

Total Corporate Bonds & Notes (Cost $94,176)			98,970

	SHARES
COMMON STOCKS 0.8%
FINANCIALS 0.8%
Bank of New York Mellon Corp.		5,340	272
State Street Corp.		5,000	449
Wells Fargo & Co.		5,950	330

Total Common Stocks (Cost $974)			1,051

PREFERRED SECURITIES 4.9%
BANKING & FINANCE 2.9%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (a)		3,000	3,689

UTILITIES 2.0%
SCE Trust
5.000% due 06/26/2022 (a)		100,000	2,543

Total Preferred Securities (Cost $6,183)			6,232

SHORT-TERM INSTRUMENTS 11.2%
REPURCHASE AGREEMENTS (b) 11.2%			14,300

Total Short-Term Instruments (Cost $14,300)			14,300

Total Investments in Securities (Cost $115,633)			120,553

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		14,687	145

Total Short-Term Instruments (Cost $145)			145

Total Investments in Affiliates (Cost $145)			145

Total Investments 94.7% (Cost $115,778)			$120,698
Financial Derivative Instruments (c)(d) (0.5)% (Cost or Premiums, net $0)			(575)
Other Assets and Liabilities, net 5.8%			7,317

Net Assets 100.0%			$127,440

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Capital Securities Fund (Cayman) Ltd., which is a 100% owned subsidiary of the Fund.

(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GSC	1.400%	06/30/2017	07/03/2017	$14,300	Freddie Mac 3.500% due 08/01/2042	$(14,720)	$14,300	$14,302

Total Repurchase Agreements						$(14,720)	$14,300	$14,302

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2017	15		$1,768	$(1)	$0	$(3)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2017	1	EUR	(185)	$3	$2	$0
U.S. Treasury 10-Year Note September Futures	09/2017	7		$(879)	2	2	0

					$5	$4	$0

Total Futures Contracts					$4	$4	$(3)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Simon Property Group LP	1.000%	06/20/2022	0.848%	$5,000	$0	$37	$37	$1	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (4)	6-Month GBP-LIBOR	1.750%	03/21/2048	GBP	200	$(11)	$3	$(8)	$6	$0

Total Swap Agreements						$(11)	$40	$29	$7	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

Cash of $3,773 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	†	EUR	13,622		$15,311	$0	$(247)
	07/2017		GBP	344		442	0	(6)
BPS	07/2017	†		943		1,213	0	(14)
	07/2017	†		$19,643	EUR	17,269	81	0
	08/2017	†	EUR	17,268		$19,671	0	(80)
CBK	07/2017			862		965	0	(20)
	07/2017	†	GBP	15,071		19,391	0	(238)
	07/2017			$128	EUR	114	2	0
GLM	07/2017		EUR	2,258		$2,544	0	(35)
	07/2017	†		$2,452	EUR	2,177	34	0
	07/2017	†		293	GBP	229	5	0
	08/2017	†	GBP	1,918		$2,497	0	(3)
HUS	07/2017		EUR	2,206		2,471	0	(49)
JPM	07/2017			1,139		1,274	0	(27)
	07/2017			$592	EUR	527	10	0
	07/2017			167	GBP	131	4	0
RBC	07/2017	†		3,589		2,764	11	0
	08/2017	†	GBP	2,764		$3,593	0	(11)
UAG	07/2017			$14,501	GBP	11,315	236	0
	08/2017		GBP	11,315		$14,514	0	(236)

Total Forward Foreign Currency Contracts							$383	$(966)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$89,134	$1,968	$91,102
Industrials	0	5,293	0	5,293
Utilities	0	2,575	0	2,575
Common Stocks
Financials	1,051	0	0	1,051
Preferred Securities
Banking & Finance	0	3,689	0	3,689
Utilities	0	2,543	0	2,543
Short-Term Instruments
Repurchase Agreements	0	14,300	0	14,300
	$1,051	$117,534	$1,968	$120,553

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$145	$0	$0	$145

Total Investments	$1,196	$117,534	$1,968	$120,698

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	7	0	11
Over the counter	0	383	0	383
	$4	$390	$0	$394

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	0	0	(3)
Over the counter	0	(966)	0	(966)

	$(3)	$(966)	$0	$(969)

Total Financial Derivative Instruments	$1	$(576)	$0	$(575)

Totals	$1,197	$116,958	$1,968	$120,123

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,000	$0	$0	$0	$(32)	$0	$0	$1,968	$(32)

Totals	$0	$2,000	$0	$0	$0	$(32)	$0	$0	$1,968	$(32)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,968	Proxy Pricing	Base Price	100.000

Total	$1,968

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments
PIMCO CommoditiesPLUS® Strategy Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Energy Future Intermediate Holding Co. LLC
4.295% due 06/30/2017		$5,300	$5,311

Total Loan Participations and Assignments (Cost $5,300)			5,311

CORPORATE BONDS & NOTES 8.8%
BANKING & FINANCE 6.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		1,900	1,952
4.625% due 10/30/2020		100	106
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	124
Ally Financial, Inc.
3.250% due 02/13/2018		$800	807
3.250% due 11/05/2018		100	101
3.600% due 05/21/2018		1,200	1,217
3.750% due 11/18/2019		200	205
4.750% due 09/10/2018		100	103
American Tower Corp.
2.800% due 06/01/2020		300	304
Aviation Capital Group Corp.
7.125% due 10/15/2020		600	682
Bank of America Corp.
5.750% due 12/01/2017		300	305
Barclays Bank PLC
7.625% due 11/21/2022		900	1,031
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	2,300	2,890
CIT Group, Inc.
3.875% due 02/19/2019		$400	411
5.375% due 05/15/2020		500	539
Deutsche Bank AG
4.250% due 10/14/2021		11,000	11,529
Dexia Credit Local S.A.
1.418% due 06/05/2018		20,700	20,664
Ford Motor Credit Co. LLC
1.739% due 09/08/2017		19,900	19,906
General Motors Financial Co., Inc.
3.000% due 09/25/2017		32,800	32,895
International Lease Finance Corp.
6.250% due 05/15/2019		1,800	1,932
8.250% due 12/15/2020		1,500	1,770
8.875% due 09/01/2017		1,400	1,419
KBC Bank NV
8.000% due 01/25/2023		400	412
Lloyds Banking Group PLC
7.875% due 06/27/2029 (e)	GBP	2,700	4,126
Navient Corp.
4.625% due 09/25/2017		$400	402
4.875% due 06/17/2019		2,300	2,398
5.500% due 01/15/2019		3,500	3,653
5.875% due 03/25/2021		200	212
8.000% due 03/25/2020		3,200	3,584
OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,800	1,897
Santander Holdings USA, Inc.
2.642% due 11/24/2017		500	502
Springleaf Finance Corp.
5.250% due 12/15/2019		1,300	1,355
6.500% due 09/15/2017		100	101
Synchrony Financial
2.580% due 11/09/2017		3,800	3,812
Toronto-Dominion Bank
2.250% due 03/15/2021		5,000	4,997
UBS Group Funding Switzerland AG
2.938% due 04/14/2021		18,300	18,960
Unibail-Rodamco SE
1.928% due 04/16/2019		5,700	5,684
Vonovia Finance BV
3.200% due 10/02/2017		8,600	8,621

Waha Aerospace BV
3.925% due 07/28/2020		700	719

			162,327

INDUSTRIALS 1.8%
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	121
Altice Luxembourg S.A.
7.750% due 05/15/2022		$200	213
BAT International Finance PLC
2.750% due 06/15/2020		100	101
Becton Dickinson and Co.
2.675% due 12/15/2019		400	405
D.R. Horton, Inc.
3.750% due 03/01/2019		100	102
Dell International LLC
3.480% due 06/01/2019		500	512
Delta Air Lines, Inc.
2.875% due 03/13/2020		1,400	1,419
Deutsche Telekom International Finance BV
1.500% due 09/19/2019		100	99
DISH DBS Corp.
4.250% due 04/01/2018		100	102
4.625% due 07/15/2017		1,600	1,602
7.875% due 09/01/2019		800	884
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020		600	608
Enbridge, Inc.
1.946% due 06/15/2020		7,900	7,899
Energy Transfer LP
9.000% due 04/15/2019		400	445
ERAC USA Finance LLC
2.800% due 11/01/2018		100	101
5.250% due 10/01/2020		100	109
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	565
Hyundai Capital America
1.750% due 09/27/2019		$1,400	1,380
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		1,300	1,435
Kinder Morgan, Inc.
7.250% due 06/01/2018		200	209
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		200	198
2.000% due 10/28/2021		600	585
Mylan NV
2.500% due 06/07/2019		1,100	1,109
3.000% due 12/15/2018		1,400	1,420
3.150% due 06/15/2021		3,600	3,665
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		900	890
QVC, Inc.
3.125% due 04/01/2019		600	607
Regency Energy Partners LP
5.750% due 09/01/2020		100	108
Ryder System, Inc.
2.450% due 09/03/2019		100	101
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		775	844
Sky PLC
2.625% due 09/16/2019		100	101
Solvay Finance America LLC
3.400% due 12/03/2020		2,700	2,788
Southern Co.
1.993% due 09/30/2020		5,200	5,226
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		100	101
Time Warner Cable LLC
5.000% due 02/01/2020		200	214
8.750% due 02/14/2019		1,100	1,210
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		4,200	4,206
2.400% due 05/22/2020		760	763
2.450% due 11/20/2019		2,647	2,663

			45,110

UTILITIES 0.6%
AT&T, Inc.
1.808% due 01/15/2020		1,900	1,911
2.023% due 07/15/2021		7,600	7,683
Dominion Energy, Inc.
1.771% due 06/01/2019		1,100	1,104
Georgia Power Co.
4.250% due 12/01/2019		100	105

Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		100	106
IPALCO Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,838
Plains All American Pipeline LP
2.600% due 12/15/2019		100	100
Sprint Capital Corp.
6.900% due 05/01/2019		200	215
SSE PLC
5.625% due 10/01/2017 (e)	EUR	300	347
Verizon Communications, Inc.
1.722% due 05/22/2020		$1,800	1,802
3.500% due 11/01/2021		411	425

			15,636

Total Corporate Bonds & Notes (Cost $221,611)			223,073

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
1.646% due 10/25/2036 - 09/25/2041 †		5,584	5,608
1.666% due 08/25/2037		1,461	1,469
1.766% due 02/25/2042 †		28,330	28,638
1.816% due 01/25/2042 †		8,381	8,526
1.896% due 02/25/2041		566	574
2.125% due 04/24/2026		6,400	6,240
3.240% due 05/01/2038		10,736	11,360
3.500% due 02/01/2045		266	273
4.112% due 02/25/2018 (a)		3,535	4
Fannie Mae, TBA
3.500% due 08/01/2032 - 09/01/2047		10,000	10,316
Freddie Mac
1.539% due 07/15/2036		257	257
1.609% due 05/15/2032 - 09/15/2042		3,884	3,904
1.759% due 12/15/2037		925	931
1.779% due 10/15/2037		1,994	2,017
Ginnie Mae
0.830% due 10/16/2053 (a)		4,686	155
NCUA Guaranteed Notes
1.644% due 12/08/2020		1,056	1,063
Small Business Administration
4.840% due 05/01/2025		158	166
4.990% due 09/01/2024		169	179
5.160% due 02/01/2028		113	123
5.310% due 05/01/2027		243	259
5.510% due 11/01/2027		90	96
5.820% due 06/01/2026		155	167
5.870% due 07/01/2028		78	86
6.020% due 08/01/2028		41	45
6.770% due 11/01/2028		222	249

Total U.S. Government Agencies (Cost $82,714)			82,705

U.S. TREASURY OBLIGATIONS 16.3%
U.S. Treasury Bonds
3.000% due 05/15/2045 (k)†		2,010	2,075
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (i)		40,047	39,917
0.125% due 04/15/2019 (i)		23,241	23,259
0.125% due 04/15/2020 (i)		7,832	7,846
0.125% due 04/15/2022		101	100
0.125% due 07/15/2022		3,413	3,411
0.125% due 01/15/2023		4,873	4,831
0.125% due 07/15/2024		4,016	3,947
0.125% due 07/15/2026		11,834	11,419
0.375% due 07/15/2023		284	286
0.375% due 07/15/2025 (i)†		18,251	18,121
0.375% due 07/15/2025		1,237	1,229
0.375% due 01/15/2027		38,165	37,559
0.625% due 07/15/2021 (i)		1,302	1,335
0.625% due 01/15/2024		21,274	21,585
0.750% due 02/15/2042		13,192	12,573
1.250% due 07/15/2020		9,430	9,832
1.375% due 07/15/2018 (i)		5,069	5,151
1.375% due 02/15/2044 (k)†		3,211	3,497
1.375% due 02/15/2044		18,015	19,624
1.625% due 01/15/2018		1,167	1,173
1.750% due 01/15/2028		105	117
2.125% due 02/15/2040		1,324	1,648
2.125% due 02/15/2041		112	140
2.500% due 01/15/2029 (i)†		30,011	36,114
2.500% due 01/15/2029		25,182	30,303
3.875% due 04/15/2029		3,183	4,325
U.S. Treasury Notes
1.625% due 05/15/2026 (k)		28,700	27,212
2.000% due 02/15/2025		36,800	36,293
2.750% due 02/15/2024		46,900	48,789

Total U.S. Treasury Obligations (Cost $413,148)			413,711

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Adjustable Rate Mortgage Trust
4.028% due 07/25/2035		490	481
Ally Financial, Inc.
2.500% due 12/15/2017 (f)		16,000	15,952
American Home Mortgage Investment Trust
1.796% due 02/25/2045		126	125
2.914% due 09/25/2045		4	4
Banc of America Funding Trust
3.183% due 05/20/2036 ^		908	889
BCAP LLC Trust
3.285% due 01/26/2034		185	182
4.000% due 02/26/2037		88	88
Bear Stearns Adjustable Rate Mortgage Trust
3.374% due 01/25/2035		538	534
Bear Stearns ALT-A Trust
4.630% due 07/25/2035 ^		1,287	1,032
Bear Stearns Structured Products, Inc. Trust
3.421% due 01/26/2036		158	145
CDGJ Commercial Mortgage Trust
2.559% due 12/15/2027		5,538	5,550
Chase Mortgage Finance Trust
3.445% due 02/25/2037		479	483
3.458% due 02/25/2037		301	300
5.500% due 12/25/2022 ^		621	514
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.496% due 01/25/2035		15	14
Citigroup Commercial Mortgage Trust
5.866% due 12/10/2049		45	45
Citigroup Mortgage Loan Trust, Inc.
2.990% due 11/25/2035		388	386
Countrywide Alternative Loan Trust
6.500% due 09/25/2037 ^		2,220	1,591
Countrywide Home Loan Mortgage Pass-Through Trust
3.071% due 11/20/2034		849	851
Credit Suisse First Boston Mortgage Securities Corp.
3.313% due 04/25/2034		41	41
Credit Suisse Mortgage Capital Certificates
3.242% due 12/27/2046		293	291
6.000% due 05/27/2037		58	60
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.366% due 06/26/2035		228	229
Eurosail PLC
1.240% due 06/13/2045	GBP	3,232	4,055
F-E Mortgages SRL
0.000% due 12/15/2043	EUR	1,857	2,119
First Horizon Alternative Mortgage Securities Trust
3.153% due 04/25/2035		$689	681
Grecale RMBS SRL
0.171% due 01/27/2061	EUR	2,054	2,349
GS Mortgage Securities Trust
3.849% due 12/10/2043		$573	589
GSR Mortgage Loan Trust
3.109% due 09/25/2035		33	33
3.279% due 11/25/2035		561	569
HarborView Mortgage Loan Trust
1.339% due 03/19/2037		1,478	1,336
1.519% due 11/19/2035		1,299	1,213
1.552% due 06/20/2035		775	760
HomeBanc Mortgage Trust
1.546% due 10/25/2035		571	561
IndyMac Mortgage Loan Trust
1.426% due 07/25/2036		2,189	2,020
3.522% due 11/25/2035 ^		512	487
JPMorgan Mortgage Trust
3.411% due 07/25/2035		302	302
3.455% due 04/25/2035		97	98
Marche Mutui SRL
0.062% due 02/25/2055	EUR	61	69
1.921% due 01/27/2064		1,011	1,159
MASTR Adjustable Rate Mortgages Trust
3.190% due 11/21/2034		$483	496
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.899% due 09/15/2030		192	190
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.639% due 06/15/2030		20	19
Merrill Lynch Mortgage Investors Trust
2.710% due 10/25/2035		95	96
3.076% due 12/25/2034		211	212
3.126% due 06/25/2035		661	650
3.182% due 05/25/2036		42	41
5.250% due 08/25/2036		514	524

Residential Accredit Loans, Inc. Trust
1.396% due 06/25/2046		137	60
1.516% due 01/25/2035		489	488
6.000% due 09/25/2036		446	394
6.000% due 09/25/2036 ^		1,164	1,028
Structured Adjustable Rate Mortgage Loan Trust
2.001% due 11/25/2034		1,407	1,340
Structured Asset Mortgage Investments Trust
1.426% due 05/25/2036		182	144
1.889% due 05/19/2035		113	112
Thornburg Mortgage Securities Trust
3.038% due 03/25/2037		5,353	4,716
Thrones PLC
1.836% due 07/20/2044	GBP	46	60
Vornado DP LLC Trust
2.970% due 09/13/2028		$739	752
WaMu Mortgage Pass-Through Certificates Trust
1.956% due 11/25/2034		516	510
2.016% due 01/25/2045		664	659
2.847% due 10/25/2034		113	113
2.908% due 01/25/2035		117	120
3.134% due 06/25/2034		121	123
Wells Fargo Mortgage-Backed Securities Trust
3.026% due 12/25/2034		63	64
3.034% due 03/25/2036		10	10
3.124% due 06/25/2033		81	82
3.195% due 04/25/2036		13	13
3.336% due 03/25/2035		327	331
3.360% due 04/25/2036		1,029	947
5.000% due 03/25/2036		47	46

Total Non-Agency Mortgage-Backed Securities (Cost $61,971)			62,527

ASSET-BACKED SECURITIES 4.8%
ACE Securities Corp. Home Equity Loan Trust
1.891% due 05/25/2035		309	309
2.086% due 05/25/2035		837	745
2.116% due 12/25/2034		749	716
Apidos CLO
2.189% due 01/19/2025		16,400	16,393
Atlas Senior Loan Fund Ltd.
2.400% due 01/30/2024		1,519	1,522
Bear Stearns Asset-Backed Securities Trust
1.716% due 09/25/2046		781	574
CIFC Funding Ltd.
2.370% due 01/29/2025		3,785	3,790
Countrywide Asset-Backed Certificates Trust
1.996% due 11/25/2034		605	601
2.071% due 08/25/2034		221	217
Dryden Senior Loan Fund
2.358% due 01/15/2025		5,665	5,672
EFS Volunteer LLC
2.006% due 10/26/2026		6	6
Finn Square CLO Ltd.
2.506% due 12/24/2023		697	698
Fremont Home Loan Trust
1.456% due 10/25/2036		8,178	4,288
1.696% due 07/25/2035		271	271
GSAMP Trust
1.416% due 11/25/2036		1,211	725
Harbourmaster CLO BV
0.108% due 05/08/2023	EUR	1,100	1,261
Highlander Euro CDO BV
0.000% due 05/01/2023		698	798
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.266% due 11/25/2034		$964	950
Jubilee CDO BV
0.000% due 07/30/2024	EUR	2,460	2,810
Long Beach Mortgage Loan Trust
2.041% due 06/25/2035		$430	431
Madison Park Funding Ltd.
1.420% due 02/26/2021		2,089	2,090
Massachusetts Educational Financing Authority
2.106% due 04/25/2038		1,489	1,486
MASTR Asset-Backed Securities Trust
1.891% due 10/25/2035		269	270
Morgan Stanley ABS Capital, Inc. Trust
2.146% due 03/25/2035		400	396
2.251% due 07/25/2035		7,435	6,542
Morgan Stanley Home Equity Loan Trust
1.921% due 08/25/2035		697	698
Nelnet Student Loan Trust
1.936% due 07/27/2048		1,590	1,608
New Century Home Equity Loan Trust
1.706% due 07/25/2035		430	431

North Carolina State Education Assistance Authority
2.016% due 07/25/2039		7,359	7,378
OFSI Fund Ltd.
2.308% due 04/17/2025		6,500	6,513
OHA Credit Partners Ltd.
2.166% due 10/20/2025		6,200	6,200
Palmer Square CLO Ltd.
2.378% due 10/17/2027		5,900	5,902
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.716% due 07/25/2035		604	605
2.191% due 10/25/2034		115	115
Residential Asset Mortgage Products Trust
2.011% due 06/25/2035		466	457
Residential Asset Securities Corp. Trust
1.596% due 02/25/2036		400	400
SLM Student Loan Trust
2.656% due 04/25/2023		6,504	6,648
Soundview Home Loan Trust
2.166% due 10/25/2037		1,730	1,360
Structured Asset Securities Corp. Mortgage Loan Trust
2.551% due 04/25/2035		218	208
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026		12,700	12,725
Symphony CLO Ltd.
2.188% due 10/15/2025		12,700	12,686
TICP CLO Ltd.
2.316% due 07/20/2026		2,600	2,600
Venture CDO Ltd.
1.373% due 07/22/2021		62	62
1.386% due 01/20/2022		1,971	1,963
Wells Fargo Home Equity Asset-Backed Securities Trust
1.476% due 05/25/2036		550	538

Total Asset-Backed Securities (Cost $120,889)			122,658

SOVEREIGN ISSUES 5.9%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	6,400	7,591
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (c)	BRL	3,010	888
0.000% due 01/01/2018 (c)		256,700	74,255
0.000% due 07/01/2018 (c)		232,400	64,546
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	3,257	2,424

Total Sovereign Issues (Cost $151,133)			149,704

SHORT-TERM INSTRUMENTS 53.4%
CERTIFICATES OF DEPOSIT 2.7%
Barclays Bank PLC
1.949% due 11/06/2017		$11,900	11,927
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		4,300	4,306
Natixis S.A.
1.979% due 09/25/2017		19,700	19,730
Norinchukin Bank
1.871% due 10/12/2017		25,200	25,251
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		7,200	7,213

			68,427

REPURCHASE AGREEMENTS (g) 47.6%			1,209,900

MEXICO TREASURY BILLS 0.2%
6.817% due 07/06/2017 - 01/04/2018 (b)(c)	MXN	113,350	6,136

U.S. TREASURY BILLS 2.9%
0.936% due 08/10/2017 - 08/31/2017 (b)(c)(i)(k)†		$72,836	72,748

Total Short-Term Instruments (Cost $1,356,623)		1,357,211

Total Investments in Securities (Cost $2,413,389)		2,416,900

	SHARES
INVESTMENTS IN AFFILIATES 24.0%
SHORT-TERM INSTRUMENTS 24.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.0%
PIMCO Short-Term Floating NAV Portfolio III	38,219,751	377,841
PIMCO Short-Term Floating NAV Portfolio IV	23,265,580	232,795

Total Short-Term Instruments (Cost $610,527)		610,636

Total Investments in Affiliates (Cost $610,527)		610,636

Total Investments 119.1% (Cost $3,023,916)		$3,027,536
Financial Derivative Instruments (h)(j) 2.1% (Cost or Premiums, net $(3,113))		54,639
Other Assets and Liabilities, net (21.2)%		(540,734)

Net Assets 100.0%		$2,541,441

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$15,958	$15,952	0.63%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.200	% †	07/03/2017	07/05/2017	$501,700	U.S. Treasury Bonds 3.000% due 11/15/2044	$(513,805)	$501,700	$501,733
	1.330	†	06/30/2017	07/03/2017	123,500	U.S. Treasury Bonds 3.625% due 02/15/2044	(127,041)	123,500	123,514
BSN	1.380	†	06/30/2017	07/03/2017	115,400	U.S. Treasury Notes 2.500% due 05/15/2024	(117,489)	115,400	115,413
MBC	1.280	†	06/29/2017	07/06/2017	50,000	U.S. Treasury Notes 1.375% - 1.500% due 08/31/2020 - 02/28/2023	(51,724)	50,000	50,007
	1.400	†	06/30/2017	07/03/2017	123,000	U.S. Treasury Notes 0.875% due 04/15/2019	(126,722)	123,000	123,014
RDR	1.270	†	06/27/2017	07/03/2017	100,000	U.S. Treasury Notes 1.375% - 2.625% due 05/31/2020 - 11/15/2020	(101,983)	100,000	100,022
	1.400	†	06/30/2017	07/03/2017	181,300	U.S. Treasury Notes 1.750% - 2.000% due 10/31/2020 - 11/15/2026	(184,880)	181,300	181,321
SSB	0.050	†	06/30/2017	07/03/2017	15,000	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(15,303)	15,000	15,000

Total Repurchase Agreements							$(1,238,947)	$1,209,900	$1,210,024

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Fannie Mae, TBA	4.000%	08/01/2047	$5,000	$(5,266)	$(5,246)

Total Short Sales (0.2)%				$(5,266)	$(5,246)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Cash of $640 has been pledged as collateral under the terms of the following master agreements as of June 30, 2017.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYMEX Crude Calendar Spread August Futures †	$0.500	07/21/2017	77	$0	$1
Put - NYMEX Crude Calendar Spread December Futures †	0.500	11/17/2017	77	0	6
Put - NYMEX Crude Calendar Spread November Futures †	0.500	10/19/2017	77	0	6
Put - NYMEX Crude Calendar Spread October Futures †	0.500	09/19/2017	77	0	4
Put - NYMEX Crude Calendar Spread September Futures †	0.500	08/21/2017	77	0	2
Call - NYMEX Crude December Futures †	64.000	11/14/2018	456	0	634
Call - NYMEX Natural Gas April Futures †	3.100	03/26/2018	4	15	7
Call - NYMEX Natural Gas August Futures †	3.950	07/26/2017	23	0	0
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2018	4	15	8
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2018	4	15	13
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2018	4	15	20
Call - NYMEX Natural Gas January Futures †	3.100	12/26/2017	4	15	19
Call - NYMEX Natural Gas July Futures †	3.100	06/26/2018	4	14	8
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2018	4	14	7
Call - NYMEX Natural Gas March Futures †	0.500	02/23/2018	596	2,123	1,633
Call - NYMEX Natural Gas March Futures †	1.000	02/23/2018	596	1,487	1,097
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2018	4	14	20
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2018	4	14	6
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2018	4	14	10
Call - NYMEX Natural Gas October Futures †	3.950	09/26/2017	23	0	4
Call - NYMEX Natural Gas October Futures †	3.100	09/25/2018	4	14	9
Call - NYMEX Natural Gas September Futures †	3.950	08/28/2017	23	0	1
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2018	4	14	8
Call - NYMEX WTI Crude December Futures †	66.000	12/29/2017	46	0	6
Call - NYMEX WTI Crude November Futures †	66.000	11/30/2017	46	0	4
Call - NYMEX WTI Crude October Futures †	66.000	10/31/2017	46	0	2
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	228	0	9

				$3,783	$3,544

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures †	$108.000	08/25/2017	214	$2	$0

Total Purchased Options				$3,785	$3,544

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude August Futures †	$52.000	07/17/2017	312	$(251)	$(16)
Call - NYMEX Crude August Futures †	54.000	07/17/2017	204	(170)	(6)
Put - NYMEX Crude Calendar Spread August Futures †	1.000	07/21/2017	154	0	(2)
Put - NYMEX Crude Calendar Spread December Futures †	1.000	11/17/2017	154	0	(5)
Put - NYMEX Crude Calendar Spread November Futures †	1.000	10/19/2017	154	0	(5)
Put - NYMEX Crude Calendar Spread October Futures †	1.000	09/19/2017	154	0	(3)
Put - NYMEX Crude Calendar Spread September Futures †	1.000	08/21/2017	154	0	(2)
Call - NYMEX Crude December Futures †	64.000	11/15/2017	456	0	(59)
Put - NYMEX Crude November Futures †	45.000	10/17/2018	153	0	(698)
Call - NYMEX Crude October Futures †	51.000	09/15/2017	156	(129)	(136)
Call - NYMEX Crude October Futures †	51.500	09/15/2017	228	(223)	(176)
Call - NYMEX Crude October Futures †	52.000	09/15/2017	156	(146)	(104)
Call - NYMEX Gasoline December Futures †	160.000	11/27/2017	41	(86)	(45)
Call - NYMEX Gasoline December Futures †	161.000	11/27/2017	41	(86)	(43)
Call - NYMEX Gasoline December Futures †	163.000	11/27/2017	163	(376)	(150)
Put - NYMEX Natural Gas April Futures †	2.600	03/26/2018	4	(7)	(6)
Call - NYMEX Natural Gas April Futures †	3.750	03/26/2018	4	(7)	(3)
Put - NYMEX Natural Gas August Futures †	2.850	07/26/2017	99	(46)	(41)
Put - NYMEX Natural Gas August Futures †	2.900	07/26/2017	113	(43)	(63)
Put - NYMEX Natural Gas August Futures †	2.950	07/26/2017	23	0	(17)
Put - NYMEX Natural Gas August Futures †	3.000	07/26/2017	204	(138)	(195)
Put - NYMEX Natural Gas August Futures †	3.050	07/26/2017	204	(152)	(246)
Put - NYMEX Natural Gas August Futures †	3.100	07/26/2017	96	(63)	(144)
Put - NYMEX Natural Gas August Futures †	3.150	07/26/2017	279	(215)	(507)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2018	4	(7)	(6)
Call - NYMEX Natural Gas August Futures †	3.750	07/26/2018	4	(7)	(3)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2018	4	(6)	(6)
Call - NYMEX Natural Gas December Futures †	3.750	11/27/2018	4	(7)	(6)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2018	4	(6)	(3)
Call - NYMEX Natural Gas February Futures †	3.750	01/26/2018	4	(7)	(11)
Put - NYMEX Natural Gas January Futures †	2.600	12/26/2017	4	(6)	(2)
Call - NYMEX Natural Gas January Futures †	3.750	12/26/2017	4	(7)	(9)
Put - NYMEX Natural Gas July Futures †	2.600	06/26/2018	4	(6)	(6)
Call - NYMEX Natural Gas July Futures †	3.750	06/26/2018	4	(7)	(2)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	4	(6)	(6)
Call - NYMEX Natural Gas June Futures †	3.750	05/25/2018	4	(7)	(2)
Call - NYMEX Natural Gas March Futures †	0.750	02/23/2018	1,192	(3,515)	(2,670)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2018	4	(6)	(5)
Call - NYMEX Natural Gas March Futures †	3.750	02/23/2018	4	(7)	(12)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2018	4	(6)	(6)
Call - NYMEX Natural Gas May Futures †	3.750	04/25/2018	4	(7)	(2)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2018	4	(6)	(7)
Call - NYMEX Natural Gas November Futures †	3.750	10/26/2018	4	(7)	(4)
Put - NYMEX Natural Gas October Futures †	2.950	09/26/2017	23	0	(34)
Put - NYMEX Natural Gas October Futures †	2.600	09/25/2018	4	(6)	(7)
Call - NYMEX Natural Gas October Futures †	3.750	09/25/2018	4	(7)	(3)
Call - NYMEX Natural Gas October Futures †	0.200	09/26/2017	391	(147)	(59)
Put - NYMEX Natural Gas October Futures †	0.350	09/26/2017	391	(161)	(145)
Put - NYMEX Natural Gas September Futures †	2.850	08/28/2017	576	(430)	(496)
Put - NYMEX Natural Gas September Futures †	2.900	08/28/2017	216	(181)	(227)
Put - NYMEX Natural Gas September Futures †	2.950	08/28/2017	23	0	(29)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2018	4	(6)	(7)
Call - NYMEX Natural Gas September Futures †	3.750	08/28/2018	4	(7)	(3)
Call - NYMEX RBOB Gasoline December Futures †	185.000	12/29/2017	46	0	(13)
Call - NYMEX RBOB Gasoline November Futures †	185.000	11/30/2017	46	0	(7)
Call - NYMEX RBOB Gasoline October Futures †	185.000	10/31/2017	46	0	(4)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2017	273	0	(5)
Put - NYMEX WTI-Brent Crude Spread December Futures †	3.000	10/30/2017	273	0	(87)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	308	0	(43)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	80	0	(31)
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	159	0	(169)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	76	(32)	(39)

				$(6,748)	$(6,848)

Total Written Options				$(6,748)	$(6,848)

Futures Contracts:

Long Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Arabica Coffee September Futures †	09/2017	26		$1,226	$(9)	$0	$(6)
Brent (ICE) Dubai Futures April Futures †	04/2018	430		588	(142)	0	0
Brent (ICE) Dubai Futures August Futures †	08/2018	430		647	(83)	9	0
Brent (ICE) Dubai Futures December Futures †	12/2018	430		687	(43)	9	0
Brent (ICE) Dubai Futures February Futures †	02/2018	430		580	(150)	0	0
Brent (ICE) Dubai Futures January Futures †	01/2018	430		581	(149)	9	0
Brent (ICE) Dubai Futures July Futures †	07/2018	430		643	(87)	5	0
Brent (ICE) Dubai Futures June Futures †	06/2018	430		630	(99)	0	(4)
Brent (ICE) Dubai Futures March Futures †	03/2018	430		580	(150)	0	(4)
Brent (ICE) Dubai Futures May Futures †	05/2018	430		610	(120)	0	(4)
Brent (ICE) Dubai Futures November Futures †	11/2018	430		669	(61)	9	0
Brent (ICE) Dubai Futures October Futures †	10/2018	430		652	(78)	9	0
Brent (ICE) Dubai Futures September Futures †	09/2018	430		651	(78)	13	0
Brent Crude December Futures †	10/2018	4,496		231,769	4,837	4,397	0
Brent Crude December Futures †	10/2019	4,191		221,620	2,385	3,988	0
Brent Crude December Futures †	10/2021	174		9,657	(23)	164	0
Brent Crude October Futures †	08/2017	64		3,139	14	71	0
Call Options Strike @ USD 59.000 on Brent Crude January Futures †	11/2017	82		68	(67)	11	0
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	11/2017	81		54	(82)	8	0
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	11/2017	82		44	(97)	7	0
Chicago Ethanol (Platts) December Futures †	12/2017	343		21,249	(648)	288	0
Cocoa September Futures †	09/2017	74		1,436	(38)	58	0
Cocoa September Futures †	09/2017	617	GBP	12,255	663	418	(193)
Copper December Futures †	12/2017	240		$35,753	819	0	0
Copper November Futures †	11/2017	12		1,785	5	0	0
Corn December Futures †	12/2018	14		289	4	4	0
Cotton No. 2 March Futures †	03/2018	216		7,298	(34)	90	0
Gas Oil December Futures †	12/2017	2,195		96,690	(5,658)	439	0
Gas Oil December Futures †	12/2018	3,116		142,947	(6,865)	857	0
Gas Oil September Futures †	09/2017	145		6,337	358	22	0
Gold 100 oz. December Futures †	12/2017	86		10,747	(163)	0	(31)
Gold 100 oz. December Futures †	12/2018	451		57,282	(941)	0	(167)
Gulf Coast ULSD (Platts) Swap August Futures †	08/2017	5		305	(29)	7	0
Gulf Coast ULSD (Platts) Swap December Futures †	12/2017	5		305	(30)	6	0
Gulf Coast ULSD (Platts) Swap July Futures †	07/2017	5		303	(29)	7	0
Gulf Coast ULSD (Platts) Swap November Futures †	11/2017	5		307	(29)	7	0
Gulf Coast ULSD (Platts) Swap October Futures †	10/2017	5		308	(31)	7	0
Gulf Coast ULSD (Platts) Swap September Futures †	09/2017	5		307	(30)	7	0
Hard Red Winter Wheat December Futures †	12/2017	935		25,911	2,693	1,516	0
Hard Red Winter Wheat September Futures †	09/2017	48		1,271	117	72	0
Henry Hub Natural Gas April Futures †	03/2018	1,104		7,888	(70)	3	0
Henry Hub Natural Gas April Futures †	03/2019	176		1,191	(68)	2	0
Henry Hub Natural Gas August Futures †	07/2018	24		173	(8)	0	0
Henry Hub Natural Gas August Futures †	07/2019	176		1,212	(47)	2	0
Henry Hub Natural Gas December Futures †	11/2018	24		183	2	0	0
Henry Hub Natural Gas December Futures †	11/2019	176		1,316	57	3	0
Henry Hub Natural Gas February Futures †	01/2018	24		200	19	0	0
Henry Hub Natural Gas February Futures †	01/2019	172		1,336	104	1	0
Henry Hub Natural Gas January Futures †	12/2017	24		201	21	0	0
Henry Hub Natural Gas January Futures †	12/2018	176		1,378	119	0	0
Henry Hub Natural Gas July Futures †	06/2018	24		172	(9)	0	0
Henry Hub Natural Gas July Futures †	06/2019	176		1,206	(53)	2	0
Henry Hub Natural Gas June Futures †	05/2018	24		171	(10)	0	0
Henry Hub Natural Gas June Futures †	05/2019	176		1,193	(67)	2	0
Henry Hub Natural Gas March Futures †	02/2019	176		1,338	78	1	0
Henry Hub Natural Gas May Futures †	04/2018	24		169	(12)	0	0
Henry Hub Natural Gas May Futures †	04/2019	176		1,180	(79)	2	0
Henry Hub Natural Gas November Futures †	10/2018	24		175	(6)	0	0
Henry Hub Natural Gas November Futures †	10/2019	176		1,253	(6)	2	0
Henry Hub Natural Gas October Futures †	09/2018	24		172	(9)	0	0
Henry Hub Natural Gas October Futures †	09/2019	176		1,221	(39)	2	0
Henry Hub Natural Gas September Futures †	08/2018	24		171	(10)	0	0
Henry Hub Natural Gas September Futures †	08/2019	176		1,209	(50)	2	0
Henry Hub Natural Gas Swap April Futures †	03/2018	4,131		29,516	(314)	10	0
Henry Hub Natural Gas Swap August Futures †	07/2018	790		5,680	(23)	6	0
Henry Hub Natural Gas Swap December Futures †	11/2018	790		6,014	(10)	2	0
Henry Hub Natural Gas Swap February Futures †	01/2018	1,889		15,754	116	0	(10)
Henry Hub Natural Gas Swap July Futures †	06/2018	790		5,668	(31)	6	0
Henry Hub Natural Gas Swap June Futures †	05/2018	784		5,574	(47)	6	0
Henry Hub Natural Gas Swap May Futures †	04/2018	790		5,566	(67)	4	0
Henry Hub Natural Gas Swap November Futures †	10/2018	784		5,717	(28)	6	0
Henry Hub Natural Gas Swap October Futures †	09/2018	790		5,668	(33)	6	0
Henry Hub Natural Gas Swap September Futures †	08/2018	784		5,590	(37)	6	0
Lead November Futures †	11/2017	91		5,227	(21)	0	0
Lean Hogs October Futures †	10/2017	423		11,920	797	305	0
Live Cattle October Futures †	10/2017	492		22,671	(456)	44	(35)
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2017	101		185	32	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2017	101		155	9	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2017	101		205	49	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2017	101		161	14	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2017	101		170	23	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2017	101		178	29	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	04/2018	58		1,305	(75)	27	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	68		1,560	(62)	32	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	68		1,633	(14)	29	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures †	02/2018	48		1,249	6	32	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	01/2018	48		1,270	19	33	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	68		1,540	(75)	30	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	06/2018	58		1,301	(76)	24	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	03/2018	48		1,142	(53)	25	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	05/2018	58		1,294	(82)	24	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	11/2018	68		1,617	(25)	30	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	10/2018	68		1,601	(35)	30	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	09/2018	68		1,583	(46)	30	0
Natural Gas April Futures †	03/2018	1,510		43,156	(713)	15	0
Natural Gas February Futures †	01/2018	413		13,778	314	0	(8)
Natural Gas October Futures †	09/2017	727		22,232	(129)	0	(51)
Natural Gas October Futures †	09/2018	1,222		35,071	(359)	46	0
Natural Gas September Futures †	08/2017	322		9,760	376	0	(19)
New York Harbor ULSD December Futures †	11/2017	91		5,800	328	119	0
New York Harbor ULSD September Futures †	08/2017	206		12,898	200	281	0
Put Options Strike @ USD 46.000 on Brent Crude December Futures †	10/2018	153		650	(6)	0	(51)
Silver December Futures †	12/2017	460		38,484	(3,517)	0	(62)
Soybean Meal December Futures †	12/2017	23		716	9	26	0
Soybean November Futures †	11/2017	27		1,289	55	41	0
Soybean Oil September Futures †	09/2017	650		12,932	454	207	0
U.S. Treasury 10-Year Note September Futures	09/2017	586		73,561	(286)	5	(116)
U.S. Treasury 30-Year Bond September Futures	09/2017	145		22,285	181	0	(82)
Wheat September Futures †	09/2017	213		5,602	788	320	0
White Sugar October Futures †	09/2017	1,196		23,184	(3,007)	209	0
WTI Crude December Futures †	11/2017	76		3,576	226	78	0
WTI Crude December Futures †	11/2018	1,075		52,471	(391)	1,000	0
WTI Crude December Futures †	11/2019	63		3,147	122	99	0
WTI Crude February Futures †	01/2018	474		22,524	(670)	479	0
WTI Crude January Futures †	12/2017	498		23,560	(3,056)	508	0
WTI Crude June Futures †	05/2019	456		22,522	671	415	0
WTI Crude June Futures †	05/2020	438		22,110	(910)	403	0
WTI Crude March Futures †	02/2018	1,276		60,865	(1,578)	1,289	0
WTI Crude March Futures †	02/2019	968		47,509	(1,473)	881	0
WTI Crude September Futures †	08/2017	308		14,257	(1,553)	336	0
WTI Crude September Futures †	09/2017	12		555	29	13	0
WTI Crude September Futures †	08/2018	1,836		88,936	(3,535)	1,744	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2018	98		123	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	98		120	(3)	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	98		120	(3)	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2018	98		127	5	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2017	98		127	5	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2018	98		120	(3)	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2018	98		123	0	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2018	98		127	5	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2018	98		123	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	98		120	(3)	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	98		120	(3)	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	98		120	(3)	0	0
Zinc June Futures †	06/2019	15		965	(28)	0	0
Zinc November Futures †	11/2017	255		17,593	61	0	0

					$(22,207)	$21,799	$(844)

Short Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum November Futures †	11/2017	394		$(18,964)	$(93)	$0	$0
Aluminum September Futures †	09/2017	22		(1,056)	(19)	0	(13)
Arabica Coffee December Futures †	12/2017	282		(13,663)	662	69	0
Brent (ICE) Calendar Swap Futures April Futures †	04/2018	24		(1,220)	76	0	(25)
Brent (ICE) Calendar Swap Futures August Futures †	08/2018	27		(1,386)	58	0	(26)
Brent (ICE) Calendar Swap Futures December Futures †	12/2018	27		(1,399)	43	0	(26)
Brent (ICE) Calendar Swap Futures February Futures †	02/2018	23		(1,161)	91	0	(24)
Brent (ICE) Calendar Swap Futures January Futures †	01/2018	23		(1,157)	97	0	(24)
Brent (ICE) Calendar Swap Futures July Futures †	07/2018	27		(1,383)	62	0	(26)
Brent (ICE) Calendar Swap Futures June Futures †	06/2018	25		(1,279)	70	0	(25)
Brent (ICE) Calendar Swap Futures March Futures †	03/2018	23		(1,165)	87	0	(24)
Brent (ICE) Calendar Swap Futures May Futures †	05/2018	24		(1,224)	71	0	(25)
Brent (ICE) Calendar Swap Futures November Futures †	11/2018	27		(1,395)	47	0	(26)
Brent (ICE) Calendar Swap Futures October Futures †	10/2018	27		(1,392)	50	0	(26)
Brent (ICE) Calendar Swap Futures September Futures †	09/2018	27		(1,389)	54	0	(26)
Brent Crude December Futures †	10/2017	994		(49,292)	(1,216)	0	(1,083)
Brent Crude December Futures †	10/2020	730		(39,522)	(882)	0	(651)
Brent Crude June Futures †	04/2018	933		(47,406)	(883)	0	(1,109)
Brent Crude June Futures †	04/2019	3,241		(169,439)	(131)	0	(3,020)
Brent Crude June Futures †	05/2020	1,839		(98,497)	(767)	0	(1,784)
Brent Crude June Futures †	04/2021	348		(19,060)	97	0	(324)
Brent Crude March Futures †	01/2019	1,287		(66,834)	(619)	0	(1,248)
Brent Crude November Futures †	09/2017	35		(1,727)	18	58	(18)
Brent Crude September Futures †	07/2017	331		(16,143)	(653)	0	(377)
Brent Crude September Futures †	07/2018	1,807		(92,591)	1,703	0	(1,789)
Call Options Strike @ USD 51.000 on Brent Crude September Futures †	07/2017	124		(73)	0	0	(26)
Call Options Strike @ USD 52.000 on Brent Crude October Futures †	08/2017	48		(47)	(11)	0	(11)
Call Options Strike @ USD 53.000 on Brent Crude October Futures †	08/2017	108		(79)	19	0	(18)
Call Options Strike @ USD 53.500 on Brent Crude October Futures †	08/2017	36		(23)	9	0	(5)
Call Options Strike @ USD 54.000 on Brent Crude October Futures †	08/2017	360		(194)	123	0	(43)
Call Options Strike @ USD 56.000 on Brent Crude September Futures †	07/2017	120		(11)	100	0	(4)
Call Options Strike @ USD 56.500 on Brent Crude September Futures †	07/2017	120		(10)	87	0	(4)
Call Options Strike @ USD 59.000 on Brent Crude September Futures †	07/2017	168		(7)	116	0	(2)
Call Options Strike @ USD 60.000 on Brent Crude June Futures †	04/2018	384		(772)	222	0	(81)
Call Options Strike @ USD 63.000 on Brent Crude June Futures †	04/2018	149		(198)	40	0	(19)
Call Options Strike @ USD 64.000 on Brent Crude June Futures †	04/2018	511		(593)	346	0	(56)
Cocoa December Futures †	12/2017	617	GBP	(12,440)	(635)	177	(402)
Copper December Futures †	12/2017	529		$(36,065)	(931)	0	(176)
Copper September Futures †	09/2017	55		(3,728)	(183)	0	(21)
Corn December Futures †	12/2017	1,503		(29,459)	462	0	(1,009)
Corn July Futures †	07/2018	7		(144)	(2)	0	(2)
Corn September Futures †	09/2017	501		(9,544)	17	0	(288)
Cotton No. 2 December Futures †	12/2017	171		(5,864)	(85)	0	(100)
EIA Flat Tax On-Highway Diesel Swap August Futures †	08/2017	5		(531)	23	0	(7)
EIA Flat Tax On-Highway Diesel Swap December Futures †	12/2017	5		(531)	22	0	(6)
EIA Flat Tax On-Highway Diesel Swap July Futures †	07/2017	5		(529)	23	0	(7)
EIA Flat Tax On-Highway Diesel Swap November Futures †	11/2017	5		(532)	22	0	(7)
EIA Flat Tax On-Highway Diesel Swap October Futures †	10/2017	5		(532)	24	0	(7)
EIA Flat Tax On-Highway Diesel Swap September Futures †	09/2017	5		(532)	21	0	(7)
Euro-Bund 10-Year Bond September Futures	09/2017	32	EUR	(5,916)	88	58	0
Gas Oil June Futures †	06/2018	1,558		$(70,149)	5,092	0	(351)
Gas Oil June Futures †	06/2019	1,558		(72,837)	2,670	0	(545)
Gas Oil October Futures †	10/2017	145		(6,369)	(424)	0	(25)
Gold 100 oz. August Futures †	08/2017	71		(8,820)	(6)	0	(52)
Henry Hub Natural Gas April Futures †	03/2020	156		(1,051)	68	0	(5)
Henry Hub Natural Gas August Futures †	07/2020	156		(1,076)	43	0	(5)
Henry Hub Natural Gas December Futures †	11/2020	156		(1,174)	(55)	0	(5)
Henry Hub Natural Gas February Futures †	01/2020	156		(1,197)	(78)	0	(3)
Henry Hub Natural Gas January Futures †	12/2019	156		(1,207)	(88)	0	(3)
Henry Hub Natural Gas July Futures †	06/2020	156		(1,068)	51	0	(5)
Henry Hub Natural Gas June Futures †	05/2020	156		(1,055)	63	0	(5)
Henry Hub Natural Gas March Futures †	02/2018	1,092		(8,922)	397	5	0
Henry Hub Natural Gas March Futures †	02/2020	156		(1,172)	(53)	0	(3)
Henry Hub Natural Gas May Futures †	04/2020	156		(1,044)	75	0	(5)
Henry Hub Natural Gas November Futures †	10/2020	156		(1,117)	2	0	(5)
Henry Hub Natural Gas October Futures †	09/2020	156		(1,086)	33	0	(5)
Henry Hub Natural Gas September Futures †	08/2020	156		(1,076)	43	0	(5)
Henry Hub Natural Gas Swap January Futures †	12/2017	1,836		(15,404)	342	5	0
Henry Hub Natural Gas Swap March Futures †	02/2018	1,059		(8,652)	(36)	5	0
Lead September Futures †	09/2017	72		(4,129)	19	0	0
Live Cattle August Futures †	08/2017	429		(19,957)	775	84	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2017	7		(7)	3	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2017	7		(9)	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2017	7		(7)	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2017	7		(8)	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2017	7		(8)	3	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2017	7		(7)	3	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap April Futures †	04/2018	10		(111)	0	1	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap August Futures †	08/2018	20		(240)	6	1	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap December Futures †	12/2018	20		(264)	(18)	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap July Futures †	07/2018	20		(234)	12	1	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap June Futures †	06/2018	10		(114)	(3)	1	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap May Futures †	05/2018	10		(112)	0	1	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap November Futures †	11/2018	20		(258)	(12)	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap October Futures †	10/2018	20		(253)	(7)	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap September Futures †	09/2018	20		(247)	(1)	0	0
Natural Gas August Futures †	07/2017	422		(12,808)	584	30	0
Natural Gas December Futures †	11/2017	165		(5,391)	(105)	8	0
Natural Gas January Futures †	12/2017	583		(19,565)	(138)	6	0
Natural Gas March Futures †	02/2018	2,085		(68,138)	897	42	0
Natural Gas May Futures †	04/2018	647		(18,232)	68	0	(22)
Natural Gas September Futures †	08/2017	206		(6,244)	76	12	0
New York Harbor ULSD October Futures †	09/2017	160		(10,073)	(107)	0	(218)
Nickel November Futures †	11/2017	68		(3,843)	(31)	0	0
Nickel September Futures †	09/2017	153		(8,618)	(436)	3	(25)
Platinum October Futures †	10/2017	421		(19,501)	75	0	(69)
Put Options Strike @ USD 43.000 on Brent Crude June Futures †	04/2018	149		(350)	24	45	0
Put Options Strike @ USD 44.000 on Brent Crude June Futures †	04/2018	511		(1,369)	(50)	164	0
Put Options Strike @ USD 45.000 on Brent Crude June Futures †	04/2018	384		(1,160)	123	138	0
RBOB Gasoline December Futures †	11/2017	285		(16,458)	(861)	0	(395)
RBOB Gasoline September Futures †	08/2017	255		(16,091)	0	0	(391)
Silver September Futures †	09/2017	16		(1,330)	5	2	0
Soybean Meal September Futures †	09/2017	403		(12,408)	(99)	0	(395)
Soybean Oil December Futures †	12/2017	249		(4,981)	(174)	0	(72)
Sugar No. 11 October Futures †	09/2017	1,523		(23,557)	1,227	0	(529)
U.S. Treasury 2-Year Note September Futures	09/2017	4		(864)	1	0	0
Wheat December Futures †	12/2017	1,586		(43,219)	(4,758)	0	(2,339)
WTI Crude April Futures †	03/2018	177		(8,469)	1,139	0	(177)
WTI Crude August Futures †	07/2017	153		(7,044)	90	0	(167)
WTI Crude December Futures †	11/2017	110		(5,176)	(336)	0	(113)
WTI Crude December Futures †	11/2018	1,306		(63,746)	(2,007)	0	(1,245)
WTI Crude December Futures †	11/2020	1,151		(58,851)	202	0	(1,059)
WTI Crude July Futures †	06/2018	266		(12,824)	(505)	0	(258)
WTI Crude June Futures †	05/2018	1,811		(87,127)	3,702	0	(1,775)
WTI Crude May Futures †	04/2018	249		(11,947)	1,347	0	(247)
WTI Crude November Futures †	10/2017	358		(16,744)	(945)	0	(376)
WTI Crude October Futures †	09/2017	118		(5,488)	(306)	0	(182)
WTI Crude September Futures †	08/2019	56		(2,778)	(105)	0	(52)
Zinc June Futures †	06/2018	15		(1,022)	9	0	0
Zinc September Futures †	09/2017	30		(2,070)	0	90	0

					$5,471	$1,006	$(25,160)

Total Futures Contracts					$(16,736)	$22,805	$(26,004)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Canadian Natural Resources Ltd.	1.000%	03/20/2018	0.130%	$1,900	$(12)	$(1)	$(13)	$0	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		75,500	$(373)	$(167)	$(540)	$77	$0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		76,600	532	501	1,033	0	(154)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		20,460	120	(95)	25	46	0
Pay (5)	3-Month USD-LIBOR	2.655	10/19/2023		20,000	0	401	401	0	(44)
Pay (5)	3-Month USD-LIBOR	2.678	10/25/2023		27,000	0	566	566	0	(59)
Receive	3-Month USD-LIBOR	1.750	12/21/2023		64,500	1,595	(351)	1,244	151	0
Receive (5)	3-Month USD-LIBOR	2.800	10/28/2025		24,980	(12)	(311)	(323)	46	0
Receive (5)	3-Month USD-LIBOR	2.500	02/22/2026		194,100	(621)	1,015	394	333	0
Receive (5)	3-Month USD-LIBOR	2.400	03/16/2026		71,600	(313)	796	483	121	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		3,400	(62)	54	(8)	10	0
Receive (5)	3-Month USD-LIBOR	1.850	07/27/2026		11,850	(19)	404	385	18	0
Receive	3-Month USD-LIBOR †	1.750	12/21/2026		135,410	(1,881)	7,786	5,905	412	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		32,240	2,791	(625)	2,166	137	0
Receive (5)	3-Month USD-LIBOR	2.969	10/25/2048		5,000	0	(363)	(363)	25	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	33,700	(104)	49	(55)	3	0
Pay	28-Day MXN-TIIE	5.825	01/12/2023	MXN	299,200	(7)	(807)	(814)	0	(60)
Pay	CPTFEMU	0.290	08/15/2017	EUR	6,200	11	33	44	0	(1)
Pay	CPTFEMU	0.580	10/15/2017		13,600	(46)	81	35	13	0
Pay	CPTFEMU	0.830	05/15/2018		16,900	(73)	(148)	(221)	0	(14)
Pay	CPTFEMU	0.625	09/15/2018		4,200	(12)	33	21	0	0
Pay	CPTFEMU	0.650	10/15/2018		3,800	(9)	30	21	0	0
Pay	CPTFEMU	0.806	04/15/2021		32,890	218	586	804	54	0
Pay	CPTFEMU	0.875	05/15/2021		12,900	84	210	294	21	0
Pay	CPTFEMU	1.165	12/15/2021		2,290	2	2	4	4	0
Pay	CPTFEMU	1.177	05/15/2026		2,900	(76)	8	(68)	0	(9)
Pay	CPURNSA	2.500	07/15/2022	$	20,900	(1,859)	(259)	(2,118)	27	0
Pay	CPURNSA	0.000	11/21/2026		39,000	0	788	788	0	(34)
Pay	UKRPI	3.350	05/15/2030	GBP	14,800	144	13	157	0	(165)
Pay	UKRPI	3.275	09/15/2030		6,200	(279)	143	(136)	0	(78)
Pay	UKRPI	3.300	12/15/2030		600	(29)	12	(17)	0	(8)
Pay	UKRPI	3.140	04/15/2031		22,600	(2,375)	519	(1,856)	0	(258)
Pay	UKRPI	3.530	10/15/2031		10,320	92	3	95	0	(154)

						$(2,561)	$10,907	$8,346	$1,498	$(1,038)

Total Swap Agreements						$(2,573)	$10,906	$8,333	$1,498	$(1,038)

(1)	Unsettled variation margin asset of $22 for closed futures is outstanding at period end.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $41,322 and cash of $18,832 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017		EUR	32,430	$	36,451	$0	$(589)
	08/2017	†		8,036		9,002	0	(196)
	08/2017		MXN	28,985		1,463	0	(123)
	08/2017		$	133	MXN	2,409	0	(1)
BPS	07/2017		COP	9,341,359	$	3,160	98	0
	07/2017		$	36,889	EUR	32,430	151	0
	07/2017			1,072	INR	69,424	1	0
	07/2017			1,067	PHP	53,798	0	(3)
	08/2017		EUR	32,430	$	36,943	0	(150)
	08/2017		MXN	27,184		1,361	0	(127)
	10/2017		BRL	61,300		17,882	0	(292)
	10/2017		$	2,744	BRL	9,200	0	(17)
	01/2018		BRL	11,260	$	3,119	0	(172)
	03/2018		MXN	91,870		4,393	0	(490)
	03/2018		$	4,631	MXN	91,870	252	0
	07/2018		BRL	11,600	$	3,310	16	0
BRC	08/2017	†	EUR	741		836	0	(12)
CBK	07/2017	†	GBP	16,130		20,754	0	(254)
	10/2017		BRL	52,210		14,603	0	(876)
DUB	10/2017		$	22,742	BRL	76,000	0	(209)
	01/2018		BRL	174,800	$	47,841	0	(3,241)
	07/2018			84,700		24,228	177	0
FBF	08/2017		GBP	16,130		20,996	0	(39)
	08/2017		$	1,165	CAD	1,588	61	0
	08/2017	†		20,987	GBP	16,130	40	0
GLM	07/2017	†	CAD	1,446	$	1,072	0	(43)
	07/2017		CZK	77,707		3,325	0	(74)
	07/2017		RUB	124,436		2,128	33	(10)
	07/2017		$	2,135	TRY	7,581	15	0
	07/2017			2,284	ZAR	29,354	0	(43)
	08/2017		CAD	1,446	$	1,115	0	(1)
	08/2017	†	EUR	6,109		6,873	0	(119)
	08/2017	†	$	1,115	CAD	1,446	1	0
	08/2017			1,303	GBP	1,004	7	0
	08/2017			124	MXN	2,269	0	0
	10/2017			10,144	BRL	34,000	0	(64)
	01/2018		MXN	10,566	$	516	0	(50)
HUS	07/2017		$	2,215	TRY	7,864	9	(2)
	08/2017	†	EUR	761	$	859	0	(12)
	08/2017		$	133	MXN	2,390	0	(2)
	10/2017			20,194	BRL	67,600	0	(152)
	07/2018		BRL	136,100	$	38,852	206	0
JPM	07/2017		KRW	1,194,080		1,067	24	0
	07/2017		NZD	4,959		3,506	0	(128)
	07/2017		RUB	60,393		1,016	0	(4)
	07/2017		TWD	32,364		1,067	2	0
	07/2017	†	$	1,103	CAD	1,446	12	0
	07/2017			3,193	INR	206,401	0	(3)
	08/2017	†	CAD	1,446	$	1,104	0	(12)
	08/2017	†	EUR	3,094		3,494	0	(47)
	08/2017		$	1,030	EUR	902	2	0
	10/2017		BRL	76,000	$	22,353	0	(179)
	01/2018			17,240		4,766	0	(272)
NGF	07/2017		MXN	7,370		362	0	(44)
	08/2017			11,060		540	0	(64)
	11/2017			32,600		1,581	0	(175)
	01/2018		BRL	53,400		14,886	0	(719)
RBC	07/2017		CZK	26,293		1,132	0	(19)
SCX	08/2017	†	EUR	4,154		4,666	0	(89)
	08/2017		$	5,824	MXN	113,432	392	0
SOG	07/2017			1,056	ZAR	13,839	0	(1)
	08/2017			11,973	GBP	9,207	34	0
	08/2017			186	MXN	3,439	2	0
TOR	08/2017	†	EUR	11,939	$	13,655	0	(10)
	08/2017		$	13,646	EUR	11,939	10	0
UAG	07/2017	†		20,672	GBP	16,130	336	0
	08/2017	†	GBP	16,130	$	20,691	0	(336)
	08/2017	†	$	38,095	EUR	34,834	1,774	0

Total Forward Foreign Currency Contracts							$3,655	$(9,465)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$7,200	$721	$155
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	7,200	721	868
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	7,400	741	159
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	7,400	740	892

							$2,923	$2,074

Total Purchased Options							$2,923	$2,074

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$	12,800	$(110)	$0
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		10,000	(98)	0
	Floor - OTC YOY CPURNSA	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018		17,000	(168)	0
	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		16,000	(155)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	10,900	(496)	(127)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	18,600	(135)	(4)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		12,800	(89)	(3)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		47,600	(538)	(198)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		14,400	(266)	(80)

							$(2,067)	$(412)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CLCAL18 †	$46.000	07/17/2017	$193	$(116)	$(58)
	Call - OTC CLCAL18 †	53.000	07/17/2017	193	(48)	(6)
CBK	Put - OTC NGCAL18 †	2.950	07/26/2017	264,000	(92)	(127)
	Call - OTC NGCAL18 †	3.300	07/26/2017	264,000	(82)	(14)
GST	Put - OTC NGCAL18 †	2.950	07/26/2017	168,000	(72)	(81)
	Call - OTC NGCAL18 †	3.300	07/26/2017	168,000	(71)	(9)
MYC	Put - OTC NGCAL18 †	2.950	07/26/2017	336,000	(113)	(162)
	Call - OTC NGCAL18 †	3.300	07/26/2017	336,000	(113)	(17)
SOG	Call - OTC Natural Gas September Futures †	0.200	09/26/2017	760	(35)	(11)
	Put - OTC Natural Gas September Futures †	0.350	09/26/2017	760	(27)	(28)

					$(769)	$(513)

Total Written Options					$(2,836)	$(925)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 3Q17 †	$7.180	09/30/2017	149,400	$(44)	$(117)	$0	$(161)
	Pay	EURMARGIN 3Q17 †	7.300	09/30/2017	77,700	2	(76)	0	(74)
	Receive	EURMARGIN 4Q17 †	4.090	12/31/2017	77,700	31	135	166	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	41,400	0	64	64	0
	Pay	EURSIMP 3Q17 †	2.475	09/30/2017	161,700	(17)	(283)	0	(300)
	Receive	EURSIMP 4Q17 †	1.000	12/31/2017	54,000	0	136	136	0
	Receive	EURSIMP CAL17 †	0.550	12/31/2017	105,000	0	363	363	0
	Pay	Fuel Co. December Futures †	7.650	12/31/2018	60,000	0	(27)	0	(27)
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	114,000	0	(860)	0	(860)
	Receive	NAPGASFO CAL18 †	12.700	12/31/2018	133,200	(2)	(370)	0	(372)
	Receive	OREXIO 1Q18 †	69.200	03/31/2018	33,300	0	(360)	0	(360)
	Receive	OREXIO 3Q17 †	61.500	09/30/2017	33,000	0	17	17	0
	Pay	OREXIO 4Q17 †	78.000	12/31/2017	6,600	0	121	121	0
	Receive	OREXIO 4Q18 †	63.700	12/31/2018	18,600	0	(154)	0	(154)
	Receive	PLATGOLD N7 †	238.250	07/07/2017	15,100	59	(1,248)	0	(1,189)
CBK	Pay	SLVRLND Index †	17.910	11/30/2017	750,000	0	902	902	0
GST	Receive	KCBT Wheat November Futures †	0.118	11/24/2017	1,861,200	81	(127)	0	(46)
	Pay	OREXIO 1Q18 †	72.300	03/31/2018	19,500	0	271	271	0
	Receive	OREXIO 1Q19 †	58.400	03/31/2019	19,500	0	(77)	0	(77)
	Pay	OREXIO 3Q17 †	78.650	09/30/2017	33,000	0	547	547	0
	Receive	OREXIO 3Q18 †	63.550	09/30/2018	33,000	0	(240)	0	(240)
	Receive	OREXIO 4Q17 †	59.700	12/31/2017	6,600	0	(1)	0	(1)
	Receive	OREXIO 4Q18 †	62.000	12/31/2018	5,400	0	(36)	0	(36)
	Receive	PLATGOLD N7 †	232.800	07/05/2017	9,050	34	(796)	0	(762)
JPM	Receive	EURMARGIN 1Q18 †	5.100	03/31/2018	120,000	0	105	105	0
	Receive	EURMARGIN 2H17 †	5.070	12/31/2017	87,000	0	189	189	0
	Pay	EURMARGIN 3Q17 †	7.270	09/30/2017	203,811	(20)	(181)	0	(201)
	Receive	EURMARGIN 4Q17 †	3.900	12/31/2017	65,100	55	96	151	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	75,600	0	117	117	0
	Receive	EURSIMP 2H18 †	2.600	12/31/2018	108,600	0	0	0	0
	Pay	EURSIMP 4Q17 †	3.350	12/31/2017	108,600	0	0	0	0
	Receive	EURSIMP CAL17 †	0.770	12/31/2017	150,000	3	483	486	0
	Receive	HSFOEW 1Q18 †	14.500	03/31/2018	35,400	9	66	75	0
	Pay	Live Cattle August Futures †	120.000	08/04/2017	9,206,800	(134)	474	340	0
	Receive	Live Cattle October Futures †	116.290	08/04/2017	9,206,800	107	(207)	0	(100)
	Receive	NAPGASFO CAL17 †	15.900	12/31/2017	24,000	0	(176)	0	(176)
	Receive	NAPGASFO CAL18 †	12.000	12/31/2018	88,800	0	(243)	0	(243)
	Pay	OREXIO 1Q18 †	69.700	03/31/2018	13,800	0	156	156	0
	Receive	OREXIO 1Q19 †	55.900	03/31/2019	13,800	0	(21)	0	(21)
MAC	Receive	CAW Z7 †	0.450	11/15/2017	2,202,200	(114)	(459)	0	(573)
	Receive	EURMARGIN 1Q18 †	5.120	03/31/2018	116,400	0	99	99	0
	Receive	EURMARGIN 2H18 †	5.580	12/31/2018	71,400	0	47	47	0
	Receive	EURMARGIN 4Q17 †	4.000	12/31/2017	56,100	25	100	125	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	210,000	(221)	(1,364)	0	(1,585)
MYC	Receive	EURMARGIN 1Q18 †	5.300	03/31/2018	179,400	0	121	121	0
	Receive	EURMARGIN 2H18 †	5.770	12/31/2018	101,100	0	48	48	0
	Receive	EURMARGIN 2H18 †	5.810	12/31/2018	67,500	0	30	30	0
	Receive	EURMARGIN 2H18 †	5.980	12/31/2018	34,200	0	9	9	0
	Receive	EURMARGIN 3Q17 †	6.300	09/30/2017	42,000	0	82	82	0
	Pay	EURMARGIN 3Q17 †	7.270	09/30/2017	47,700	0	(47)	0	(47)
	Pay	EURMARGIN 3Q17 †	7.530	09/30/2017	30,699	0	(22)	0	(22)
	Receive	EURMARGIN 4Q17 †	4.740	12/31/2017	25,200	0	37	37	0
	Receive	EURMARGIN 4Q17 †	4.850	12/31/2017	115,800	54	105	159	0
	Pay	EURMARGIN 4Q17 †	5.820	12/31/2017	101,100	0	(42)	0	(42)
	Pay	EURMARGIN 4Q17 †	5.860	12/31/2017	34,200	0	(13)	0	(13)
	Pay	EURMARGIN 4Q17 †	5.900	12/31/2017	67,500	0	(22)	0	(22)
	Receive	EURMARGIN CAL17 †	4.580	12/31/2017	168,000	0	473	473	0
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	135,600	0	220	220	0
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	136,200	0	218	218	0
	Receive	EURSIMP 1Q18 †	2.519	03/31/2018	52,800	0	33	33	0
	Pay	EURSIMP 3Q17 †	3.219	09/30/2017	52,800	0	(59)	0	(59)
	Receive	EURSIMP CAL17 †	0.560	12/31/2017	48,000	0	165	165	0
	Receive	EURSIMP CAL17 †	0.780	12/31/2017	48,000	0	155	155	0
	Receive	EURSIMP CAL17 †	0.880	12/31/2017	78,000	0	244	244	0
	Pay	GOLDLNPM Index †	1,255.000	11/29/2018	16,100	0	(212)	0	(212)
	Pay	GOLDLNPM Index †	1,266.200	11/29/2018	13,600	0	(30)	0	(30)
	Pay	GOLDLNPM Index †	1,289.000	11/29/2018	15,400	0	310	310	0
	Pay	SLVRLND Index †	17.938	11/29/2017	305,000	0	376	376	0
SOG	Pay	EURMARGIN 3Q17 †	7.150	09/30/2017	30,300	0	(33)	0	(33)
	Pay	EURMARGIN 4Q17 †	6.050	12/31/2017	39,300	0	0	0	0
UAG	Pay	GOLDLNPM Index †	1,259.776	11/29/2017	40,000	0	470	470	0
	Pay	GOLDLNPM Index †	1,223.100	12/01/2017	16,800	0	(443)	0	(443)
	Receive	PLTMLNPM Index †	948.464	11/29/2017	40,000	0	(825)	0	(825)
	Pay	SLVRLND Index †	17.660	12/01/2017	335,000	0	309	309	0
	Pay	SLVRLND Index †	17.766	12/01/2017	340,000	0	350	350	0
	Pay	SLVRLND Index †	18.027	12/01/2017	340,000	0	438	438	0

						$(92)	$(490)	$8,724	$(9,306)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$110	$(3)	$3	$0	$0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,100	(139)	120	0	(19)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	90	(3)	3	0	0

					$(145)	$126	$0	$(19)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CPTFEMU	0.806%	04/15/2021	EUR	7,800	$0	$191	$191	$0

Total Return Swaps on Commodity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1T Index †	115,142	0.140%	08/15/2017	$36,985	$0	$775	$775	$0
	Receive	CSIXTR Index †	85,077	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	264,406	0	7,311	7,311	0
	Pay	SPGCINP Index †	82,991	(0.050)%	08/15/2017	13,947	0	(720)	0	(720)
CBK	Receive	CSIXTR Index †	51,660	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	160,551	0	4,436	4,436	0
	Receive	CVICXMB2 Index †	1,493,363	0.170%	02/15/2018	158,843	0	(118)	0	(118)
	Receive	CVICXMB3 Index †	1,391,128	0.170%	02/15/2018	164,046	0	84	84	0
CIB	Receive	BCOMSK2 Index †	182,018	0.200%	08/15/2017	19,623	0	601	601	0
	Receive	CSIXTR Index †	64,252	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	199,686	0	5,517	5,517	0
FAR	Receive	BCOMTR Index †	125,000	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	20,519	0	427	427	0
FBF	Receive	BCOMSK3 Index †	200,597	0.180%	08/15/2017	19,156	0	590	590	0
	Receive	CSIXTR Index †	30,815	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	95,768	0	2,647	2,647	0
GLM	Receive	BCOMF1T Index †	134,489	0.140%	08/15/2017	43,200	0	905	905	0
GST	Receive	CSIXTR Index †	189,160	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	587,879	0	16,308	16,308	0
	Pay	SPGCINP Index †	67,269	(0.050)%	08/15/2017	11,305	0	(583)	0	(583)
JPM	Receive	BCOMF1T Index †	1,698,736	0.150%	08/15/2017	545,660	0	11,426	11,426	0
	Pay	BCOMTR Index †	3,895,196	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	639,399	0	(13,311)	0	(13,311)
	Receive	CSIXTR Index †	102,194	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	317,604	0	8,775	8,775	0
	Receive	JMABCTNE Index †	1,624,591	0.150%	08/15/2017	183,042	0	132	132	0
	Receive	JMABDEW2 Index †	129,107	0.300%	08/15/2017	104,048	0	(1,004)	0	(1,004)
	Receive	JMABFNJ1 Index †	250,107	0.700%	08/15/2017	24,875	0	(436)	0	(436)
	Receive	JMABNIC4 Index †	202,653	0.170%	08/15/2017	73,736	0	1,812	1,812	0
	Pay	SPGCINP Index †	13,030	(0.050)%	08/15/2017	2,190	0	(113)	0	(113)
MAC	Receive	BCOMSK1 Index †	197,783	0.170%	08/15/2017	20,633	0	630	630	0
	Receive	BCOMSK4 Index †	186,452	0.170%	08/15/2017	17,120	0	696	696	0
	Receive	CSIXTR Index †	85,694	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	266,322	0	7,364	7,364	0
	Receive	MQCP563E Index †	239,872	0.950%	08/15/2017	31,602	0	(102)	0	(102)
MEI	Receive	CSIXTR Index †	42,289	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	131,427	0	3,631	3,631	0
RBC	Receive	CSIXTR Index †	5,360	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	16,658	0	460	460	0
SOG	Receive	CSIXTR Index †	88,280	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	274,359	0	7,591	7,591	0

							$0	$65,731	$82,118	$(16,387)

Total Swap Agreements							$(237)	$65,558	$91,033	$(25,712)

(1)	YOY options may have a series of expirations.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $6,164 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,311	$0	$5,311
Corporate Bonds & Notes
Banking & Finance	0	162,327	0	162,327
Industrials	0	45,110	0	45,110
Utilities	0	15,636	0	15,636
U.S. Government Agencies	0	82,705	0	82,705
U.S. Treasury Obligations	0	413,711	0	413,711
Non-Agency Mortgage-Backed Securities	0	46,575	15,952	62,527
Asset-Backed Securities	0	122,658	0	122,658
Sovereign Issues	0	149,704	0	149,704
Short-Term Instruments
Certificates of Deposit	0	68,427	0	68,427
Repurchase Agreements	0	1,209,900	0	1,209,900
Mexico Treasury Bills	0	6,136	0	6,136
U.S. Treasury Bills	0	72,748	0	72,748
	$0	$2,400,948	$15,952	$2,416,900

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$610,636	$0	$0	$610,636

Total Investments	$610,636	$2,400,948	$15,952	$3,027,536

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,246)	$0	$(5,246)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26,349	1,498	0	27,847
Over the counter	0	96,762	0	96,762
	$26,349	$98,260	$0	$124,609

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32,852)	(1,038)	0	(33,890)
Over the counter	0	(35,628)	(474)	(36,102)

	$(32,852)	$(36,666)	$(474)	$(69,992)

Total Financial Derivative Instruments	$(6,503)	$61,594	$(474)	$54,617

Totals	$604,133	$2,457,296	$15,478	$3,076,907

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Valeant Pharmaceuticals International, Inc.
5.830% due 04/01/2022		$11	$11

Total Loan Participations and Assignments (Cost $10)			11

CORPORATE BONDS & NOTES 5.2%
BANKING & FINANCE 3.8%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		900	925
Air Lease Corp.
4.750% due 03/01/2020		100	106
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	300	372
Ally Financial, Inc.
3.250% due 09/29/2017		$1,400	1,405
3.250% due 02/13/2018		2,800	2,824
3.250% due 11/05/2018		200	203
3.500% due 01/27/2019		2,600	2,642
3.600% due 05/21/2018		2,500	2,534
4.750% due 09/10/2018		2,700	2,781
6.250% due 12/01/2017		1,000	1,019
American Tower Corp.
2.800% due 06/01/2020		700	710
Ayt Cedulas Cajas Global
0.000% due 02/22/2018	EUR	2,200	2,516
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,700	11,037
BRFkredit A/S
2.000% due 10/01/2017	DKK	32,700	5,052
2.500% due 10/01/2047		6,478	1,014
4.000% due 01/01/2018		16,900	2,655
Corp. Andina de Fomento
3.950% due 10/15/2021 (c)	MXN	83,396	4,557
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$7,000	7,281
Deutsche Bank AG
4.250% due 10/14/2021		28,300	29,661
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		100	100
2.943% due 01/08/2019		100	101
General Motors Financial Co., Inc.
2.350% due 10/04/2019		400	400
2.569% due 10/04/2019		100	101
2.625% due 07/10/2017		3,400	3,400
3.100% due 01/15/2019		800	811
3.218% due 01/15/2019		200	204
Goldman Sachs Group, Inc.
2.446% due 09/15/2020		23,400	23,813
ING Bank NV
2.625% due 12/05/2022		7,600	7,670
International Lease Finance Corp.
5.875% due 04/01/2019		1,500	1,594
6.250% due 05/15/2019		1,500	1,610
7.125% due 09/01/2018		3,300	3,494
8.250% due 12/15/2020		2,800	3,303
8.875% due 09/01/2017		100	101
LeasePlan Corp. NV
2.875% due 01/22/2019		300	301
MetLife, Inc.
6.817% due 08/15/2018		700	739
Navient Corp.
4.625% due 09/25/2017		100	100
4.875% due 06/17/2019		500	521
5.500% due 01/15/2019		6,800	7,097
5.875% due 03/25/2021		300	318
8.000% due 03/25/2020		100	112
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	24,300	3,752
2.000% due 10/01/2017		50,100	7,739
2.000% due 01/01/2018		2,100	327
2.500% due 10/01/2047		10,620	1,664
Nykredit Realkredit A/S
1.000% due 07/01/2017		20,000	3,072
1.000% due 10/01/2017		97,600	15,066

2.000% due 10/01/2017		18,100	2,796
2.500% due 10/01/2047		36,645	5,715
4.000% due 01/01/2018		5,200	817
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$400	421
RCI Banque S.A.
3.500% due 04/03/2018		2,500	2,530
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	9,800	1,522
2.500% due 10/01/2047		36,549	5,708
Santander Holdings USA, Inc.
2.642% due 11/24/2017		$7,400	7,430
Springleaf Finance Corp.
5.250% due 12/15/2019		800	834
Synchrony Financial
2.580% due 11/09/2017		1,800	1,806
Toronto-Dominion Bank
2.250% due 03/15/2021		11,200	11,192
UBS AG
1.539% due 12/07/2018		16,400	16,410
1.799% due 06/08/2020		16,900	16,935

			240,920

INDUSTRIALS 0.5%
Altice Luxembourg S.A.
7.750% due 05/15/2022		600	637
AP Moller - Maersk A/S
2.550% due 09/22/2019		100	101
BAT International Finance PLC
2.750% due 06/15/2020		100	101
Baxalta, Inc.
2.875% due 06/23/2020		300	305
Celgene Corp.
2.300% due 08/15/2018		500	503
D.R. Horton, Inc.
3.750% due 03/01/2019		200	205
Daimler Finance North America LLC
2.250% due 09/03/2019		300	301
Dell International LLC
3.480% due 06/01/2019		1,000	1,024
Deutsche Telekom International Finance BV
1.500% due 09/19/2019		100	99
DISH DBS Corp.
4.625% due 07/15/2017		100	100
eBay, Inc.
2.093% due 01/30/2023		1,200	1,207
2.750% due 01/30/2023		3,400	3,372
EMD Finance LLC
2.400% due 03/19/2020		100	101
ERAC USA Finance LLC
2.800% due 11/01/2018		100	101
5.250% due 10/01/2020		100	109
General Motors Co.
3.500% due 10/02/2018		300	305
Harley-Davidson Funding Corp.
6.800% due 06/15/2018		100	105
Imperial Brands Finance PLC
2.950% due 07/21/2020		400	407
Japan Tobacco, Inc.
2.100% due 07/23/2018		100	100
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		300	331
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	105
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		300	293
Regency Energy Partners LP
5.750% due 09/01/2020		200	216
Ryder System, Inc.
2.450% due 09/03/2019		300	303
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		200	218
SFR Group S.A.
6.000% due 05/15/2022		1,700	1,781
Sky PLC
2.625% due 09/16/2019		300	302
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		200	202
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		1,100	1,182
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		100	100
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		200	196

Time Warner Cable LLC
5.000% due 02/01/2020		800	854
6.750% due 07/01/2018		5,100	5,337
8.250% due 04/01/2019		300	331
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		100	105
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,310	2,669
Viacom, Inc.
2.750% due 12/15/2019		43	44
Volkswagen Group of America Finance LLC
1.642% due 05/22/2018		1,800	1,802
2.125% due 05/23/2019		2,500	2,504

			28,058

UTILITIES 0.9%
AT&T, Inc.
1.808% due 01/15/2020		5,600	5,631
2.023% due 07/15/2021		17,900	18,096
E.ON International Finance BV
5.800% due 04/30/2018		2,800	2,886
Enable Midstream Partners LP
2.400% due 05/15/2019		100	100
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		100	106
Petrobras Global Finance BV
4.250% due 10/02/2023	EUR	400	467
6.125% due 01/17/2022		$3,400	3,519
6.250% due 12/14/2026	GBP	800	1,063
6.625% due 01/16/2034		2,300	2,919
7.375% due 01/17/2027		$9,300	9,863
8.375% due 05/23/2021		10,600	11,892
8.750% due 05/23/2026		200	230
Plains All American Pipeline LP
2.600% due 12/15/2019		200	201
Vodafone Group PLC
4.625% due 07/15/2018		300	308

			57,281

Total Corporate Bonds & Notes (Cost $322,384)			326,259

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
1.346% due 03/25/2036		229	218
1.661% due 02/25/2037		1,489	1,488
3.383% due 05/01/2035		155	164
3.585% due 05/01/2036		26	27
4.000% due 07/01/2019		611	633
Fannie Mae, TBA
3.000% due 09/01/2047 †		1,000	995
3.500% due 08/01/2032		10,000	10,397
Freddie Mac
1.389% due 02/15/2019		254	254
1.429% due 01/15/2037		9	9
3.384% due 01/01/2034		276	292
3.445% due 06/01/2033		169	179
Ginnie Mae
1.472% due 01/16/2031		11	12
NCUA Guaranteed Notes
1.534% due 10/07/2020		4,466	4,473
1.644% due 12/08/2020		28,865	29,033

Total U.S. Government Agencies (Cost $47,959)			48,174

U.S. TREASURY OBLIGATIONS 115.3%
U.S. Treasury Bonds
3.000% due 05/15/2045 (e)†		1,370	1,414
3.000% due 02/15/2047 (e)		47,410	49,001
3.000% due 05/15/2047 (e)		29,310	30,307
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/2018 (e)		291,267	290,323
0.125% due 04/15/2018 (g)†		50,142	49,979
0.125% due 04/15/2019 (e)(g)		565,341	565,798
0.125% due 04/15/2020 (e)		758,993	760,361
0.125% due 04/15/2021 (e)		518,572	517,939
0.125% due 01/15/2022 (g)		12,489	12,476
0.125% due 01/15/2022 (e)(g)(i)†		52,939	52,882
0.125% due 04/15/2022 (e)(i)		101,700	101,245
0.125% due 07/15/2022 †		177,810	177,660
0.125% due 01/15/2023		79,454	78,759
0.125% due 07/15/2024		121,768	119,652
0.125% due 07/15/2026		27,799	26,826
0.250% due 01/15/2025		169,604	166,649
0.375% due 07/15/2023		98,122	98,802

0.375% due 07/15/2025 †	254,756	252,937
0.375% due 01/15/2027	32,040	31,480
0.625% due 07/15/2021 (g)	6,195	6,352
0.625% due 07/15/2021 (ef)†	759,465	778,671
0.625% due 01/15/2024	128,275	130,147
0.625% due 01/15/2026	101,008	101,693
0.625% due 02/15/2043 (i)	277	255
0.750% due 02/15/2045	47,124	44,277
0.875% due 02/15/2047 (i)	3,890	3,779
1.250% due 07/15/2020 (e)	253,405	264,210
1.375% due 07/15/2018	113,306	115,150
1.375% due 01/15/2020	123,604	128,176
1.375% due 02/15/2044 (i)†	2,287	2,492
1.625% due 01/15/2018 (g)	233,327	234,468
1.625% due 01/15/2018 (g)(i)†	15,174	15,248
1.750% due 01/15/2028 (i)	619	690
1.875% due 07/15/2019 (g)	165,493	172,582
1.875% due 07/15/2019 (e)†	343,575	358,291
2.000% due 01/15/2026 (e)(i)	27,129	30,416
2.125% due 01/15/2019 (g)†	357,285	369,028
2.125% due 02/15/2040 (i) (e)	441	550
2.125% due 02/15/2041	7,509	9,395
2.375% due 01/15/2025	243,187	277,134
2.375% due 01/15/2027 (i)	5,408	6,305
2.500% due 01/15/2029 (c)†	63,336	76,216
3.625% due 04/15/2028 (c)	15,134	19,785
3.875% due 04/15/2029	10,397	14,128
U.S. Treasury Notes
1.875% due 02/28/2022 (e)(i)	168,300	168,507
1.875% due 04/30/2022 (i)	400	400
2.000% due 02/15/2025 (e)(i)	19,740	19,468
2.000% due 11/15/2026 (e)	3,100	3,024
2.750% due 02/15/2024 (e)	494,400	514,311

Total U.S. Treasury Obligations (Cost $7,276,632)		7,249,638

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
3.470% due 10/25/2035 ^	1,003	915
3.598% due 09/25/2035	1,351	1,267
Alliance Bancorp Trust
1.456% due 07/25/2037	3,326	2,806
American Home Mortgage Assets Trust
1.406% due 05/25/2046 ^	248	196
1.652% due 11/25/2046	6,608	3,548
American Home Mortgage Investment Trust
2.914% due 09/25/2045	529	526
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	2,363	2,366
Banc of America Funding Trust
1.502% due 05/20/2035 ^	205	148
3.171% due 05/20/2036 ^	516	472
3.559% due 01/20/2047 ^	282	266
Banc of America Mortgage Trust
3.403% due 11/25/2035 ^	656	613
3.447% due 07/25/2035 ^	869	815
3.568% due 01/25/2035	19	18
3.601% due 03/25/2035	479	467
3.606% due 12/25/2034	1,262	1,267
BCAP LLC Trust
1.386% due 01/25/2037 ^	1,459	1,279
3.207% due 04/26/2036	2,230	1,807
Bear Stearns Adjustable Rate Mortgage Trust
3.190% due 05/25/2033	32	32
3.191% due 10/25/2035	1,229	1,225
3.282% due 02/25/2036 ^	528	523
3.581% due 03/25/2035	90	88
3.621% due 07/25/2036 ^	1,432	1,360
3.955% due 07/25/2034	466	462
Bear Stearns ALT-A Trust
1.376% due 02/25/2034	864	807
3.361% due 09/25/2035	438	377
3.561% due 09/25/2034	486	480
Chase Mortgage Finance Trust
3.151% due 12/25/2035 ^	1,394	1,358
3.212% due 09/25/2036 ^	1,324	1,194
3.328% due 03/25/2037 ^	1,685	1,646
5.500% due 12/25/2022 ^	1,366	1,130
Citigroup Mortgage Loan Trust, Inc.
2.830% due 09/25/2035	241	235
2.990% due 03/25/2036 ^	159	153
3.357% due 12/25/2035 ^	441	314
3.430% due 05/25/2035	359	359
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	421	389

Countrywide Alternative Loan Trust
1.326% due 06/25/2046		673	628
1.392% due 02/20/2047 ^		5,979	4,758
1.396% due 05/25/2047		2,090	1,966
1.407% due 12/20/2046 ^		481	392
1.426% due 07/25/2046		169	160
1.732% due 12/25/2035		565	518
3.189% due 11/25/2035 ^		464	406
5.750% due 03/25/2037 ^		424	362
6.500% due 08/25/2032		568	566
Countrywide Home Loan Mortgage Pass-Through Trust
1.856% due 03/25/2035		69	68
3.051% due 10/20/2035		276	244
3.074% due 04/20/2035		546	544
3.174% due 09/25/2047 ^		968	907
3.175% due 09/25/2033		640	640
3.252% due 11/20/2034		250	249
5.500% due 11/25/2035 ^		162	145
5.500% due 04/25/2038		587	600
6.000% due 04/25/2036		705	632
Credit Suisse First Boston Mortgage Securities Corp.
3.313% due 04/25/2034		1,210	1,211
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		576	513
Deutsche ALT-B Securities, Inc.
1.316% due 10/25/2036 ^		154	118
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.366% due 06/26/2035		448	449
Eurosail BV
1.168% due 10/17/2040	EUR	4,672	5,398
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$219	181
First Horizon Mortgage Pass-Through Trust
3.062% due 10/25/2035		252	248
5.000% due 10/25/2020		40	40
GS Mortgage Securities Trust
5.162% due 12/10/2043		5,000	5,436
GSR Mortgage Loan Trust
3.203% due 11/25/2035 ^		350	303
3.228% due 11/25/2035 ^		2,267	2,097
3.279% due 11/25/2035		1,066	1,082
HarborView Mortgage Loan Trust
1.389% due 07/19/2046 ^		8,043	4,816
1.459% due 01/19/2036		2,212	1,761
1.649% due 05/19/2035		914	859
3.732% due 08/19/2036 ^		433	407
HomeBanc Mortgage Trust
1.396% due 12/25/2036		452	426
3.181% due 04/25/2037 ^		349	314
IndyMac Mortgage Loan Trust
1.396% due 07/25/2047		3,150	2,173
1.406% due 09/25/2046		5,171	4,578
3.237% due 09/25/2035 ^		405	379
3.290% due 10/25/2034		654	654
3.528% due 06/25/2035 ^		328	292
JPMorgan Mortgage Trust
3.075% due 11/25/2035		418	401
3.142% due 06/25/2035		216	213
3.258% due 07/27/2037		563	538
3.355% due 06/25/2036		1,375	1,252
3.411% due 07/25/2035		199	199
3.466% due 07/25/2035		205	205
3.478% due 06/25/2035		496	494
3.661% due 07/25/2034		247	250
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		938	944
Luminent Mortgage Trust
1.416% due 10/25/2046		1,085	979
Marche Mutui SRL
0.062% due 02/25/2055	EUR	75	85
1.921% due 01/27/2064		1,256	1,439
MASTR Adjustable Rate Mortgages Trust
1.456% due 05/25/2037		$467	307
Merrill Lynch Alternative Note Asset Trust
1.516% due 03/25/2037		912	421
3.624% due 06/25/2037 ^		616	452
Merrill Lynch Mortgage Investors Trust
3.073% due 12/25/2035		182	168
3.126% due 06/25/2035		672	662
3.182% due 05/25/2036		747	729
3.308% due 05/25/2034		308	303
3.460% due 09/25/2035 ^		273	248
Merrill Lynch Mortgage-Backed Securities Trust
3.519% due 04/25/2037 ^		1,503	1,310
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		1,029	1,030

Residential Accredit Loans, Inc. Trust
1.516% due 08/25/2035		1,300	1,074
3.128% due 04/25/2035		122	115
3.571% due 08/25/2035 ^		540	337
4.856% due 02/25/2036 ^		429	354
Residential Asset Securitization Trust
1.616% due 05/25/2035		1,610	1,314
5.000% due 08/25/2019		48	48
6.250% due 10/25/2036 ^		847	770
Residential Funding Mortgage Securities, Inc. Trust
3.526% due 09/25/2035 ^		1,874	1,569
3.540% due 06/25/2035		412	405
6.500% due 03/25/2032		464	479
Sequoia Mortgage Trust
1.909% due 10/19/2026		38	37
3.093% due 01/20/2047 ^		906	741
Structured Adjustable Rate Mortgage Loan Trust
1.536% due 10/25/2035		1,310	1,209
3.536% due 02/25/2036 ^		404	298
Structured Asset Mortgage Investments Trust
1.406% due 06/25/2036		507	460
1.426% due 04/25/2036		38	34
1.436% due 05/25/2046		4,223	2,438
1.459% due 07/19/2035		1,604	1,568
Vornado DP LLC Trust
4.004% due 09/13/2028		4,000	4,233
Wachovia Mortgage Loan Trust LLC
3.011% due 08/20/2035 ^		1,005	929
WaMu Mortgage Pass-Through Certificates Trust
1.472% due 01/25/2047 ^		3,278	2,669
1.502% due 12/25/2046		1,480	1,431
1.712% due 06/25/2046		238	229
1.732% due 08/25/2046		778	710
1.932% due 11/25/2042		208	198
2.145% due 11/25/2046		1,028	983
2.918% due 09/25/2036 ^		1,995	1,890
2.925% due 08/25/2036 ^		193	178
3.141% due 02/25/2037 ^		254	242
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		232	200
Wells Fargo Mortgage-Backed Securities Trust
3.034% due 03/25/2036		250	252
3.063% due 10/25/2036		23	22
3.082% due 01/25/2035		565	556
3.090% due 10/25/2035		1,460	1,434
3.161% due 06/25/2035		1,028	1,039
3.167% due 03/25/2036 ^		138	132
3.174% due 04/25/2036		839	825
3.193% due 09/25/2034		555	568
3.195% due 04/25/2036		576	573
3.360% due 04/25/2036		1,450	1,334

Total Non-Agency Mortgage-Backed Securities (Cost $119,813)			124,934

ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp. Home Equity Loan Trust
1.276% due 10/25/2036		44	32
Apidos CLO
2.308% due 04/15/2025		3,000	3,001
Asset-Backed Securities Corp. Home Equity Loan Trust
2.161% due 09/25/2034		1,517	1,516
Atlas Senior Loan Fund Ltd.
2.400% due 01/30/2024		4,179	4,185
Cadogan Square CLO BV
0.000% due 07/24/2023	EUR	275	314
CELF Low Levered Partners PLC
0.000% due 03/04/2024		230	263
CIT Mortgage Loan Trust
2.566% due 10/25/2037		$3,111	3,096
Citigroup Mortgage Loan Trust, Inc.
1.296% due 01/25/2037		72	46
1.446% due 12/25/2036		1,592	1,059
1.546% due 10/25/2036		7,400	6,245
Countrywide Asset-Backed Certificates
1.466% due 03/25/2037		5,700	5,186
1.506% due 08/25/2036		1,769	1,714
4.132% due 04/25/2036		71	72
Countrywide Asset-Backed Certificates Trust
1.366% due 02/25/2037		837	828
CVP Cascade CLO Ltd.
2.308% due 01/16/2026		2,500	2,501
Dryden Senior Loan Fund
2.358% due 01/15/2025		11,515	11,529
Equity One Mortgage Pass-Through Trust
1.816% due 04/25/2034		42	36

Finn Square CLO Ltd.
2.506% due 12/24/2023		1,770	1,772
Fremont Home Loan Trust
1.351% due 10/25/2036		950	864
GSAA Home Equity Trust
1.516% due 03/25/2037		988	692
GSAMP Trust
1.586% due 03/25/2047		2,500	1,588
2.191% due 03/25/2035 ^		2,456	2,037
HSI Asset Securitization Corp. Trust
1.486% due 02/25/2036		2,381	2,259
IndyMac Mortgage Loan Trust
1.286% due 07/25/2036		5,455	2,562
Lehman XS Trust
1.376% due 05/25/2036		3,269	3,198
4.755% due 06/25/2036		4,537	4,508
Morgan Stanley ABS Capital, Inc. Trust
1.276% due 05/25/2037		1,071	644
1.921% due 07/25/2035		334	322
Morgan Stanley Mortgage Loan Trust
1.576% due 04/25/2037		912	460
5.910% due 11/25/2036		1,980	982
Navient Student Loan Trust
2.366% due 03/25/2066		10,558	10,683
NovaStar Mortgage Funding Trust
1.686% due 01/25/2036		5,264	4,942
OFSI Fund Ltd.
2.308% due 04/17/2025		5,200	5,210
Option One Mortgage Loan Trust
2.016% due 02/25/2035		279	279
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.716% due 07/25/2035		302	303
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
1.906% due 05/25/2035		1,100	1,075
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.191% due 10/25/2034		1,433	1,442
2.206% due 09/25/2034		881	874
PDM CLO BV
0.510% due 02/14/2023	EUR	100	114
Popular ABS Mortgage Pass-Through Trust
1.646% due 06/25/2035		$2,502	2,496
Renaissance Home Equity Loan Trust
2.316% due 09/25/2037		17,182	9,807
Residential Asset Securities Corp. Trust
1.456% due 08/25/2036		800	607
Securitized Asset-Backed Receivables LLC Trust
1.466% due 05/25/2036		5,907	3,565
Soundview Home Loan Trust
1.276% due 11/25/2036		567	235
Structured Asset Investment Loan Trust
1.576% due 10/25/2035		442	443
1.936% due 04/25/2033		2,163	2,115
VOLT LLC
3.500% due 06/26/2045		1,713	1,722
3.500% due 03/25/2047		1,872	1,880
Wells Fargo Home Equity Asset-Backed Securities Trust
2.816% due 12/25/2034		1,460	1,381

Total Asset-Backed Securities (Cost $109,127)			112,684

SOVEREIGN ISSUES 9.8%
Argentine Government International Bond
6.875% due 01/26/2027		19,200	19,901
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	11,399
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	7,457
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (b)	BRL	28,700	8,465
0.000% due 01/01/2018 (b)		458,100	132,513
0.000% due 04/01/2018 (b)		1,900	539
0.000% due 07/01/2018 (b)		481,000	133,591
Canada Government International Bond
4.250% due 12/01/2026 (c)	CAD	16,630	17,471
France Government International Bond
0.250% due 07/25/2018 (c)	EUR	212	246
Japan Government International Bond
0.100% due 03/10/2027 (c)	JPY	4,650,208	43,370
Mexico Government International Bond
4.500% due 11/22/2035 (c)	MXN	337,982	21,480
4.750% due 06/14/2018		260,655	14,089
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	74,044	55,121
2.500% due 09/20/2035 (c)		3,998	3,090
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,100,000	9,743

4.500% due 07/03/2017		480,000	4,284
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	44,432	67,009
0.125% due 03/22/2026 (c)		6,183	9,529
0.125% due 03/22/2044 (c)		1,218	2,460
0.125% due 03/22/2046 (c)		11,355	23,565
0.125% due 03/22/2058 (c)		1,121	2,836
0.125% due 11/22/2065 (c)		9,081	26,227
1.500% due 07/22/2047		240	287
3.250% due 01/22/2044		410	683

Total Sovereign Issues (Cost $635,607)			615,355

SHORT-TERM INSTRUMENTS 6.6%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.710% due 03/16/2018		$16,900	16,897
Credit Suisse AG
2.028% due 09/12/2017		40,900	40,966

			57,863

REPURCHASE AGREEMENTS (d) 3.0%			190,978

ARGENTINA TREASURY BILLS 0.3%
2.985% due 07/14/2017 - 12/15/2017 (a)(b)		20,800	20,652

JAPAN TREASURY BILLS 1.7%
(0.142)% due 07/10/2017 - 08/07/2017 (a)(b)	JPY	12,030,000	106,962

MEXICO TREASURY BILLS 0.3%
6.833% due 08/17/2017 - 01/04/2018 (a)(b)	MXN	295,560	15,993

U.S. TREASURY BILLS 0.4%
0.958% due 08/31/2017 (a)(b)†		$26,670	26,630

Total Short-Term Instruments (Cost $418,952)			419,078

Total Investments in Securities (Cost $8,930,484)			8,896,133

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		2,054,113	20,307

Total Short-Term Instruments (Cost $20,307)			20,307

Total Investments in Affiliates (Cost $20,307)			20,307

Total Investments 141.8% (Cost $8,950,791)			$8,916,440
Financial Derivative Instruments (f)(h) 1.8% (Cost or Premiums, net $(1,943))			114,611
Other Assets and Liabilities, net (43.6)%			(2,742,369)

Net Assets 100.0%			$6,288,682

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.350%		06/30/2017	07/03/2017	$87,200	U.S. Treasury Bonds 3.750% due 11/15/2043	$(88,966)	$87,200	$87,210
NOM	1.050	†	06/30/2017	07/03/2017	19,600	U.S. Treasury Notes 1.750% due 09/30/2022	(19,982)	19,600	19,602
SAL	1.400	†	06/30/2017	07/03/2017	74,100	U.S. Treasury Notes 1.125% - 2.500% due 07/31/2021 - 05/15/2024	(75,558)	74,100	74,108
SSB	0.050	†	06/30/2017	07/03/2017	10,078	U.S. Treasury Notes 1.625% - 3.500% due 12/31/2019 - 05/15/2020 (2)	(10,289)	10,078	10,078

Total Repurchase Agreements							$(194,795)	$190,978	$190,998

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)		Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	1.130%		05/31/2017	07/24/2017	$(279,575)	$(279,865)
	1.140	†	05/24/2017	07/24/2017	(56,000)	(56,071)
	1.140		05/25/2017	07/25/2017	(51,006)	(51,069)
	1.150		05/25/2017	07/25/2017	(76,125)	(76,220)
BOS	1.000		04/05/2017	07/05/2017	(159,000)	(159,393)
	1.130		04/21/2017	10/23/2017	(31,993)	(32,067)
	1.200	†	06/07/2017	07/07/2017	(107,085)	(107,178)
	1.200		06/08/2017	07/07/2017	(1,781)	(1,782)
	1.300	†	06/08/2017	07/10/2017	(78,328)	(78,398)
BSN	0.980		04/05/2017	07/06/2017	(157,875)	(158,258)
	0.980	†	04/24/2017	07/06/2017	(8,970)	(8,987)
	1.000	†	04/10/2017	07/10/2017	(51,241)	(51,361)
	1.070		06/28/2017	07/28/2017	(516)	(516)
GRE	1.190		06/01/2017	07/05/2017	(236,953)	(237,204)
	1.220		06/29/2017	07/07/2017	(17,552)	(17,555)
	1.350		06/22/2017	07/06/2017	(30,995)	(31,008)
	1.350		06/28/2017	07/06/2017	(826)	(826)
IND	1.000	†	04/07/2017	07/07/2017	(246,149)	(246,744)
	1.010		04/11/2017	07/11/2017	(5,681)	(5,694)
	1.020	†	04/13/2017	07/07/2017	(18,184)	(18,226)
	1.030	†	05/02/2017	07/03/2017	(11,476)	(11,496)
	1.050		04/28/2017	07/28/2017	(69,098)	(69,231)
	1.080	†	05/08/2017	08/08/2017	(14,623)	(14,647)
	1.170		05/31/2017	07/31/2017	(73,734)	(73,813)
	1.170		06/08/2017	07/31/2017	(3,980)	(3,984)
	1.170		06/28/2017	07/31/2017	(7,434)	(7,435)
	1.290		06/20/2017	09/20/2017	(257,719)	(257,839)
JPS	0.900		06/30/2017	07/03/2017	(87,218)	(87,224)
	0.920		05/17/2017	07/17/2017	(25,893)	(25,924)
	0.920		05/22/2017	07/03/2017	(22,253)	(22,277)
	1.130	†	05/09/2017	07/10/2017	(61,433)	(61,538)
RDR	1.010		04/11/2017	07/11/2017	(78,504)	(78,687)
	1.020		04/13/2017	07/13/2017	(118,250)	(118,521)
	1.060		05/04/2017	07/07/2017	(105,000)	(105,186)
	1.060		05/05/2017	07/07/2017	(101,580)	(101,756)

Total Reverse Repurchase Agreements						$(2,657,980)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.350%	06/27/2017	07/05/2017	$(2,066)	$(2,067)
BPG	1.250	06/08/2017	07/10/2017	(17,080)	(17,095)
	1.340	06/21/2017	07/21/2017	(26,573)	(26,585)
GSC	1.220	06/08/2017	07/10/2017	(12,759)	(12,770)
UBS	1.200	06/07/2017	08/07/2017	(8,228)	(8,235)
	2.440	06/06/2017	09/06/2017	(9,518)	(9,526)

Total Sale-Buyback Transactions					$(76,278)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Fannie Mae, TBA †	3.500%	07/01/2047	$2,000	$(2,060)	$(2,053)
Fannie Mae, TBA	4.000	08/01/2047	10,000	(10,522)	(10,493)

Total Short Sales (0.2)%				$(12,582)	$(12,546)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(1,904,287)at a weighted average interest rate of 1.017%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(56) of deferred price drop.

(e)	Securities with an aggregate market value of $2,722,179 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYMEX Crude Calendar Spread August Futures †	$0.500	07/21/2017	19	$0	$0
Put - NYMEX Crude Calendar Spread December Futures †	0.500	11/17/2017	19	0	2
Put - NYMEX Crude Calendar Spread November Futures †	0.500	10/19/2017	19	0	2
Put - NYMEX Crude Calendar Spread October Futures †	0.500	09/19/2017	19	0	1
Put - NYMEX Crude Calendar Spread September Futures †	0.500	08/21/2017	19	0	1
Call - NYMEX Crude December Futures †	64.000	11/14/2018	118	0	164
Call - NYMEX Natural Gas April Futures †	3.100	03/26/2018	1	3	2
Call - NYMEX Natural Gas August Futures †	3.950	07/26/2017	6	0	0
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2018	1	3	2
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2018	1	3	3
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2018	1	3	5
Call - NYMEX Natural Gas January Futures †	3.100	12/26/2017	1	3	5
Call - NYMEX Natural Gas July Futures †	3.100	06/26/2018	1	4	2
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2018	1	4	2
Call - NYMEX Natural Gas March Futures †	0.500	02/23/2018	154	549	422
Call - NYMEX Natural Gas March Futures †	1.000	02/23/2018	154	384	283
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2018	1	4	5
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2018	1	4	2
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2018	1	4	2
Call - NYMEX Natural Gas October Futures †	3.950	09/26/2017	6	0	1
Call - NYMEX Natural Gas October Futures †	3.100	09/25/2018	1	4	2
Call - NYMEX Natural Gas September Futures †	3.950	08/28/2017	6	0	0
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2018	1	4	2
Call - NYMEX WTI Crude December Futures †	66.000	12/29/2017	12	0	2
Call - NYMEX WTI Crude November Futures †	66.000	11/30/2017	12	0	1
Call - NYMEX WTI Crude October Futures †	66.000	10/31/2017	12	0	0
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	60	0	2

				$976	$915

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures †	$115.000	08/25/2017	100	$1	$0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	3,412	337	277

				$338	$277

Total Purchased Options				$1,314	$1,192

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude August Futures †	$52.000	07/17/2017	72	$(58)	$(4)
Call - NYMEX Crude August Futures †	54.000	07/17/2017	48	(40)	(1)
Put - NYMEX Crude Calendar Spread August Futures †	1.000	07/21/2017	38	0	0
Put - NYMEX Crude Calendar Spread December Futures †	1.000	11/17/2017	38	0	(1)
Put - NYMEX Crude Calendar Spread November Futures †	1.000	10/19/2017	38	0	(1)
Put - NYMEX Crude Calendar Spread October Futures †	1.000	09/19/2017	38	0	(1)
Put - NYMEX Crude Calendar Spread September Futures †	1.000	08/21/2017	38	0	0
Call - NYMEX Crude December Futures †	64.000	11/15/2017	118	0	(15)
Put - NYMEX Crude November Futures †	45.000	10/17/2018	40	(128)	(182)
Call - NYMEX Crude October Futures †	51.000	09/15/2017	36	(30)	(31)
Call - NYMEX Crude October Futures †	51.500	09/15/2017	60	(59)	(46)
Call - NYMEX Crude October Futures †	52.000	09/15/2017	36	(34)	(24)
Call - NYMEX Gasoline December Futures †	160.000	11/27/2017	9	(19)	(10)
Call - NYMEX Gasoline December Futures †	161.000	11/27/2017	10	(21)	(10)
Call - NYMEX Gasoline December Futures †	163.000	11/27/2017	38	(88)	(35)
Put - NYMEX Natural Gas April Futures †	2.600	03/26/2018	1	(1)	(1)
Call - NYMEX Natural Gas April Futures †	3.750	03/26/2018	1	(2)	(1)
Put - NYMEX Natural Gas August Futures †	2.850	07/26/2017	23	(11)	(10)
Put - NYMEX Natural Gas August Futures †	2.900	07/26/2017	30	(11)	(17)
Put - NYMEX Natural Gas August Futures †	2.950	07/26/2017	6	0	(4)
Put - NYMEX Natural Gas August Futures †	3.000	07/26/2017	48	(32)	(46)
Put - NYMEX Natural Gas August Futures †	3.050	07/26/2017	48	(36)	(58)
Put - NYMEX Natural Gas August Futures †	3.100	07/26/2017	24	(16)	(36)
Put - NYMEX Natural Gas August Futures †	3.150	07/26/2017	62	(48)	(113)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2018	1	(1)	(2)
Call - NYMEX Natural Gas August Futures †	3.750	07/26/2018	1	(2)	(1)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2018	1	(1)	(2)
Call - NYMEX Natural Gas December Futures †	3.750	11/27/2018	1	(2)	(2)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2018	1	(1)	(1)
Call - NYMEX Natural Gas February Futures †	3.750	01/26/2018	1	(2)	(3)
Put - NYMEX Natural Gas January Futures †	2.600	12/26/2017	1	(1)	(1)
Call - NYMEX Natural Gas January Futures †	3.750	12/26/2017	1	(2)	(2)
Put - NYMEX Natural Gas July Futures †	2.600	06/26/2018	1	(1)	(1)
Call - NYMEX Natural Gas July Futures †	3.750	06/26/2018	1	(2)	(1)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	1	(1)	(1)
Call - NYMEX Natural Gas June Futures †	3.750	05/25/2018	1	(2)	(1)
Call - NYMEX Natural Gas March Futures †	0.750	02/23/2018	308	(908)	(690)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2018	1	(1)	(1)
Call - NYMEX Natural Gas March Futures †	3.750	02/23/2018	1	(2)	(3)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2018	1	(1)	(2)
Call - NYMEX Natural Gas May Futures †	3.750	04/25/2018	1	(2)	0
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2018	1	(2)	(2)
Call - NYMEX Natural Gas November Futures †	3.750	10/26/2018	1	(2)	(1)
Put - NYMEX Natural Gas October Futures †	2.950	09/26/2017	6	0	(9)
Put - NYMEX Natural Gas October Futures †	2.600	09/25/2018	1	(2)	(2)
Call - NYMEX Natural Gas October Futures †	3.750	09/25/2018	1	(2)	(1)
Call - NYMEX Natural Gas October Futures †	0.200	09/26/2017	96	(36)	(14)
Put - NYMEX Natural Gas October Futures †	0.350	09/26/2017	96	(40)	(36)
Put - NYMEX Natural Gas September Futures †	2.850	08/28/2017	144	(107)	(124)
Put - NYMEX Natural Gas September Futures †	2.900	08/28/2017	48	(40)	(50)
Put - NYMEX Natural Gas September Futures †	2.950	08/28/2017	6	0	(8)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2018	1	(2)	(2)
Call - NYMEX Natural Gas September Futures †	3.750	08/28/2018	1	(2)	(1)
Call - NYMEX RBOB Gasoline December Futures †	185.000	12/29/2017	12	0	(3)
Call - NYMEX RBOB Gasoline November Futures †	185.000	11/30/2017	12	0	(2)
Call - NYMEX RBOB Gasoline October Futures †	185.000	10/31/2017	12	0	(1)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2017	69	0	(1)
Put - NYMEX WTI-Brent Crude Spread December Futures †	3.000	10/30/2017	69	0	(22)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	80	0	(11)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	20	0	(8)
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	39	0	(41)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	20	0	(10)

				$(1,801)	$(1,710)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	999	$(187)	$(785)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/21/2017	999	(249)	(44)
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.500	08/25/2017	555	(242)	(257)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	555	(285)	(109)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	3,412	(390)	(128)

				$(1,353)	$(1,323)

Total Written Options				$(3,154)	$(3,033)

Futures Contracts:

Long Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures †	09/2017	2	$	96	$0	$0	$(13)
Brent (ICE) Dubai Futures April Futures †	04/2018	103		141	(35)	0	0
Brent (ICE) Dubai Futures August Futures †	08/2018	103		155	(21)	2	0
Brent (ICE) Dubai Futures December Futures †	12/2018	103		164	(11)	2	0
Brent (ICE) Dubai Futures February Futures †	02/2018	103		139	(37)	0	0
Brent (ICE) Dubai Futures January Futures †	01/2018	103		139	(37)	2	0
Brent (ICE) Dubai Futures July Futures †	07/2018	103		154	(22)	1	0
Brent (ICE) Dubai Futures June Futures †	06/2018	103		151	(25)	0	(1)
Brent (ICE) Dubai Futures March Futures †	03/2018	103		139	(37)	0	(1)
Brent (ICE) Dubai Futures May Futures †	05/2018	103		146	(30)	0	(1)
Brent (ICE) Dubai Futures November Futures †	11/2018	103		160	(16)	2	0
Brent (ICE) Dubai Futures October Futures †	10/2018	103		156	(20)	2	0
Brent (ICE) Dubai Futures September Futures †	09/2018	103		156	(20)	3	0
Brent Crude December Futures †	10/2018	852		43,921	1,291	833	0
Brent Crude December Futures †	10/2019	993		52,510	493	937	0
Brent Crude December Futures †	10/2021	45		2,498	(6)	42	0
Brent Crude October Futures †	08/2017	14		687	3	15	0
Call Options Strike @ USD 59.000 on Brent Crude January Futures †	11/2017	19		16	(16)	2	0
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	11/2017	19		13	(19)	2	0
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	11/2017	19		10	(22)	2	0
Chicago Ethanol (Platts) December Futures †	12/2017	82		5,080	(155)	69	0
Cocoa September Futures †	09/2017	20		388	(10)	16	0
Cocoa September Futures †	09/2017	151	GBP	2,999	162	102	(47)
Copper December Futures †	12/2017	60	$	8,938	186	0	0
Copper November Futures †	11/2017	19		2,827	8	0	0
Copper September Futures †	09/2017	10		678	23	4	0
Corn December Futures †	12/2018	4		82	0	1	0
Cotton No. 2 December Futures †	12/2017	208		7,133	(586)	144	0
Cotton No. 2 March Futures †	03/2018	54		1,824	(7)	22	0
Gas Oil December Futures †	12/2017	551		24,272	(1,429)	110	0
Gas Oil December Futures †	12/2018	758		34,773	(1,723)	208	0
Gas Oil September Futures †	09/2017	39		1,704	96	6	0
Gold 100 oz. December Futures †	12/2018	116		14,733	(242)	0	(43)
Hard Red Winter Wheat December Futures †	12/2017	242		6,706	704	393	0
Hard Red Winter Wheat September Futures †	09/2017	16		424	44	24	0
Henry Hub Natural Gas April Futures †	03/2018	248		1,772	(17)	1	0
Henry Hub Natural Gas April Futures †	03/2019	44		298	(17)	1	0
Henry Hub Natural Gas August Futures †	07/2018	8		58	(3)	0	0
Henry Hub Natural Gas August Futures †	07/2019	44		303	(12)	1	0
Henry Hub Natural Gas December Futures †	11/2018	8		61	1	0	0
Henry Hub Natural Gas December Futures †	11/2019	44		329	14	1	0
Henry Hub Natural Gas February Futures †	01/2018	8		67	7	0	0
Henry Hub Natural Gas February Futures †	01/2019	44		342	26	0	0
Henry Hub Natural Gas January Futures †	12/2017	8		67	7	0	0
Henry Hub Natural Gas January Futures †	12/2018	44		345	29	0	0
Henry Hub Natural Gas July Futures †	06/2018	8		57	(3)	0	0
Henry Hub Natural Gas July Futures †	06/2019	44		302	(14)	1	0
Henry Hub Natural Gas June Futures †	05/2018	8		57	(3)	0	0
Henry Hub Natural Gas June Futures †	05/2019	44		298	(17)	1	0
Henry Hub Natural Gas March Futures †	02/2019	44		334	19	0	0
Henry Hub Natural Gas May Futures †	04/2018	8		56	(4)	0	0
Henry Hub Natural Gas May Futures †	04/2019	44		295	(20)	1	0
Henry Hub Natural Gas November Futures †	10/2018	8		58	(2)	0	0
Henry Hub Natural Gas November Futures †	10/2019	44		313	(2)	1	0
Henry Hub Natural Gas October Futures †	09/2018	8		57	(3)	0	0
Henry Hub Natural Gas October Futures †	09/2019	44		305	(10)	1	0
Henry Hub Natural Gas September Futures †	08/2018	8		57	(3)	0	0
Henry Hub Natural Gas September Futures †	08/2019	44		302	(13)	1	0
Henry Hub Natural Gas Swap April Futures †	03/2018	937		6,695	(69)	2	0
Henry Hub Natural Gas Swap August Futures †	07/2018	184		1,323	(2)	1	0
Henry Hub Natural Gas Swap December Futures †	11/2018	183		1,393	(3)	0	0
Henry Hub Natural Gas Swap February Futures †	01/2018	345		2,877	(9)	0	(2)
Henry Hub Natural Gas Swap July Futures †	06/2018	184		1,320	(4)	1	0
Henry Hub Natural Gas Swap June Futures †	05/2018	184		1,308	(8)	1	0
Henry Hub Natural Gas Swap May Futures †	04/2018	185		1,303	(13)	1	0
Henry Hub Natural Gas Swap November Futures †	10/2018	183		1,335	(5)	1	0
Henry Hub Natural Gas Swap October Futures †	09/2018	183		1,313	(4)	1	0
Henry Hub Natural Gas Swap September Futures †	08/2018	184		1,312	(6)	1	0
Lead November Futures †	11/2017	144		8,271	(33)	0	0
Lean Hogs October Futures †	10/2017	70		1,973	162	50	0
Live Cattle October Futures †	10/2017	122		5,622	(109)	11	(8)
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2017	26		48	8	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2017	26		40	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2017	26		53	13	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2017	26		41	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2017	26		44	6	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2017	26		46	7	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	04/2018	14		315	(27)	7	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	19		436	(20)	9	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	19		456	(4)	8	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures †	02/2018	14		364	6	9	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	01/2018	14		370	11	10	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	19		430	(24)	9	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	06/2018	14		314	(28)	6	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	03/2018	14		333	(15)	7	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	05/2018	14		312	(29)	6	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	11/2018	19		452	(8)	8	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	10/2018	19		447	(11)	9	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	09/2018	19		442	(15)	8	0
Natural Gas April Futures †	03/2018	352		10,060	(162)	4	0
Natural Gas February Futures †	01/2018	218		7,272	102	0	(4)
Natural Gas October Futures †	09/2017	701		21,437	(250)	0	(49)
Natural Gas October Futures †	09/2018	297		8,524	(87)	11	0
Natural Gas September Futures †	08/2017	72		2,182	84	0	(4)
New York Harbor ULSD December Futures †	11/2017	22		1,402	78	29	0
New York Harbor ULSD September Futures †	08/2017	46		2,880	45	63	0
Platinum October Futures †	10/2017	132		6,114	(65)	22	0
Put Options Strike @ USD 46.000 on Brent Crude December Futures †	10/2018	40		170	29	0	(13)
Silver December Futures †	12/2017	181		15,142	(731)	0	(25)
Soybean Meal December Futures †	12/2017	10		311	4	11	0
Soybean November Futures †	11/2017	12		573	25	18	0
Soybean Oil September Futures †	09/2017	155		3,084	108	49	0
U.S. Treasury 10-Year Note September Futures †	09/2017	3,080		386,636	(2,354)	1	(855)
Wheat September Futures †	09/2017	85		2,236	302	128	0
White Sugar October Futures †	09/2017	294		5,699	(1,074)	51	0
WTI Crude December Futures †	11/2017	12		565	36	12	0
WTI Crude December Futures †	11/2018	258		12,593	(107)	240	0
WTI Crude December Futures †	11/2019	29		1,449	55	37	0
WTI Crude February Futures †	01/2018	114		5,417	(161)	115	0
WTI Crude January Futures †	12/2017	128		6,056	(783)	131	0
WTI Crude June Futures †	05/2019	93		4,593	137	85	0
WTI Crude June Futures †	05/2020	108		5,452	(225)	99	0
WTI Crude March Futures †	02/2018	335		15,980	(484)	338	0
WTI Crude March Futures †	02/2019	238		11,681	(370)	217	0
WTI Crude September Futures †	08/2017	75		3,472	(375)	82	0
WTI Crude September Futures †	08/2018	428		20,732	(982)	407	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2018	23		29	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	23		28	(1)	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	23		28	(1)	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2018	23		30	1	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2017	23		30	1	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2018	23		28	(1)	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2018	23		29	0	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2018	23		30	1	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2018	23		29	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	23		28	(1)	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	23		28	(1)	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	23		28	(1)	0	0
Zinc June Futures †	06/2019	4		257	(7)	0	0
Zinc November Futures †	11/2017	404		27,873	98	0	0

					$(8,900)	$5,273	$(1,066)

Short Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum November Futures †	11/2017	626		$(30,130)	$(148)	$0	$0
Arabica Coffee December Futures †	12/2017	450		(21,803)	1,055	110	0
Arabica Coffee September Futures †	09/2017	7		(330)	10	2	0
Brent (ICE) Calendar Swap Futures April Futures †	04/2018	7		(356)	24	0	(7)
Brent (ICE) Calendar Swap Futures August Futures †	08/2018	8		(411)	18	0	(8)
Brent (ICE) Calendar Swap Futures December Futures †	12/2018	8		(414)	14	0	(8)
Brent (ICE) Calendar Swap Futures February Futures †	02/2018	7		(353)	27	0	(7)
Brent (ICE) Calendar Swap Futures January Futures †	01/2018	7		(352)	28	0	(8)
Brent (ICE) Calendar Swap Futures July Futures †	07/2018	8		(410)	19	0	(8)
Brent (ICE) Calendar Swap Futures June Futures †	06/2018	7		(358)	22	0	(7)
Brent (ICE) Calendar Swap Futures March Futures †	03/2018	7		(355)	26	0	(7)
Brent (ICE) Calendar Swap Futures May Futures †	05/2018	7		(357)	23	0	(7)
Brent (ICE) Calendar Swap Futures November Futures †	11/2018	8		(413)	15	0	(8)
Brent (ICE) Calendar Swap Futures October Futures †	10/2018	8		(412)	16	0	(8)
Brent (ICE) Calendar Swap Futures September Futures †	09/2018	8		(412)	17	0	(8)
Brent Crude December Futures †	10/2017	259		(12,844)	(247)	0	(282)
Brent Crude December Futures †	10/2020	170		(9,204)	(203)	0	(151)
Brent Crude June Futures †	04/2018	128		(6,504)	(146)	0	(168)
Brent Crude June Futures †	04/2019	663		(34,662)	12	0	(611)
Brent Crude June Futures †	05/2020	438		(23,459)	(150)	0	(421)
Brent Crude June Futures †	04/2021	90		(4,929)	25	0	(84)
Brent Crude March Futures †	01/2019	302		(15,683)	(31)	0	(293)
Brent Crude November Futures †	09/2017	80		(3,946)	(126)	0	(68)
Brent Crude September Futures †	07/2017	80		(3,902)	96	0	(91)
Brent Crude September Futures †	07/2018	419		(21,470)	513	0	(415)
Call Options Strike @ USD 51.000 on Brent Crude September Futures †	07/2017	34		(20)	0	0	(7)
Call Options Strike @ USD 52.000 on Brent Crude October Futures †	08/2017	10		(10)	(2)	0	(2)
Call Options Strike @ USD 53.000 on Brent Crude October Futures †	08/2017	24		(18)	4	0	(4)
Call Options Strike @ USD 53.500 on Brent Crude October Futures †	08/2017	12		(8)	3	0	(2)
Call Options Strike @ USD 54.000 on Brent Crude October Futures †	08/2017	84		(45)	29	0	(10)
Call Options Strike @ USD 56.000 on Brent Crude September Futures †	07/2017	24		(2)	20	0	(1)
Call Options Strike @ USD 56.500 on Brent Crude September Futures †	07/2017	24		(2)	17	0	(1)
Call Options Strike @ USD 59.000 on Brent Crude September Futures †	07/2017	36		(1)	25	0	0
Call Options Strike @ USD 60.000 on Brent Crude June Futures †	04/2018	96		(193)	57	0	(20)
Call Options Strike @ USD 63.000 on Brent Crude June Futures †	04/2018	19		(25)	7	0	(3)
Call Options Strike @ USD 64.000 on Brent Crude June Futures †	04/2018	123		(143)	83	0	(14)
Cocoa December Futures †	12/2017	151	GBP	(3,044)	(155)	43	(98)
Copper December Futures †	12/2017	132		$(8,999)	(213)	0	(44)
Corn December Futures †	12/2017	1,434		(28,106)	525	0	(888)
Corn July Futures †	07/2018	2		(41)	0	0	(1)
Corn September Futures †	09/2017	115		(2,191)	3	0	(66)
Euro-OAT France Government 10-Year Bond September Futures	09/2017	265	EUR	(44,940)	282	394	0
Gas Oil June Futures †	06/2018	379		$(17,064)	1,272	0	(85)
Gas Oil June Futures †	06/2019	379		(17,718)	669	0	(133)
Gas Oil October Futures †	10/2017	231		(10,147)	(676)	0	(41)
Gold 100 oz. August Futures †	08/2017	123		(15,280)	373	26	(3)
Gold 100 oz. December Futures †	12/2017	87		(10,872)	(27)	31	0
Henry Hub Natural Gas April Futures †	03/2020	40		(269)	18	0	(1)
Henry Hub Natural Gas August Futures †	07/2020	40		(276)	11	0	(1)
Henry Hub Natural Gas December Futures †	11/2020	40		(301)	(14)	0	(1)
Henry Hub Natural Gas February Futures †	01/2020	40		(307)	(20)	0	(1)
Henry Hub Natural Gas January Futures †	12/2019	40		(310)	(23)	0	(1)
Henry Hub Natural Gas July Futures †	06/2020	40		(274)	13	0	(1)
Henry Hub Natural Gas June Futures †	05/2020	40		(271)	16	0	(1)
Henry Hub Natural Gas March Futures †	02/2018	240		(1,961)	85	1	0
Henry Hub Natural Gas March Futures †	02/2020	40		(300)	(13)	0	(1)
Henry Hub Natural Gas May Futures †	04/2020	40		(268)	19	0	(1)
Henry Hub Natural Gas November Futures †	10/2020	40		(286)	1	0	(1)
Henry Hub Natural Gas October Futures †	09/2020	40		(279)	8	0	(1)
Henry Hub Natural Gas September Futures †	08/2020	40		(276)	11	0	(1)
Henry Hub Natural Gas Swap January Futures †	12/2017	182		(1,527)	(19)	0	0
Henry Hub Natural Gas Swap March Futures †	02/2018	359		(2,933)	48	2	0
Japan Government 10-Year Bond September Futures	09/2017	90	JPY	(120,115)	168	328	0
Live Cattle August Futures †	08/2017	102		$(4,745)	184	20	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2017	2		(2)	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2017	2		(2)	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2017	2		(2)	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2017	2		(2)	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2017	2		(2)	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2017	2		(2)	1	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap August Futures †	08/2018	5		(60)	2	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap December Futures †	12/2018	5		(66)	(4)	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap July Futures †	07/2018	5		(59)	3	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap November Futures †	11/2018	5		(65)	(3)	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap October Futures †	10/2018	5		(63)	(1)	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap September Futures †	09/2018	5		(62)	0	0	0
Natural Gas August Futures †	07/2017	98		(2,974)	131	7	0
Natural Gas December Futures †	11/2017	42		(1,372)	(27)	2	0
Natural Gas January Futures †	12/2017	254		(8,524)	77	3	0
Natural Gas March Futures †	02/2018	500		(16,340)	151	10	0
Natural Gas May Futures †	04/2018	149		(4,199)	12	0	(5)
Natural Gas September Futures †	08/2017	50		(1,516)	18	3	0
New York Harbor ULSD October Futures †	09/2017	256		(16,117)	(171)	0	(348)
Nickel November Futures †	11/2017	107		(6,048)	(49)	0	0
Nickel September Futures †	09/2017	38		(2,140)	(110)	19	0
Put Options Strike @ USD 43.000 on Brent Crude June Futures †	04/2018	19		(45)	9	6	0
Put Options Strike @ USD 44.000 on Brent Crude June Futures †	04/2018	123		(330)	(10)	39	0
Put Options Strike @ USD 45.000 on Brent Crude June Futures †	04/2018	96		(290)	30	35	0
RBOB Gasoline December Futures †	11/2017	67		(3,869)	(202)	0	(93)
RBOB Gasoline September Futures †	08/2017	66		(4,165)	(20)	0	(101)
Silver September Futures †	09/2017	4		(333)	23	1	0
Soybean Meal September Futures †	09/2017	96		(2,956)	(24)	0	(94)
Soybean Oil December Futures †	12/2017	60		(1,200)	(46)	0	(17)
Sugar No. 11 October Futures †	09/2017	984		(15,220)	65	0	(342)
U.S. Treasury 5-Year Note September Futures	09/2017	3,475		(409,480)	876	597	0
U.S. Treasury 30-Year Bond September Futures	09/2017	1,825		(280,480)	(2,082)	1,027	0
United Kingdom Long Gilt September Futures	09/2017	383	GBP	(62,639)	992	554	0
Wheat December Futures †	12/2017	1,277		$(34,798)	(4,408)	0	(1,884)
WTI Crude April Futures †	03/2018	45		(2,153)	290	0	(45)
WTI Crude August Futures †	07/2017	42		(1,934)	32	0	(45)
WTI Crude December Futures †	11/2017	27		(1,270)	(83)	0	(28)
WTI Crude December Futures †	11/2018	310		(15,131)	(458)	0	(296)
WTI Crude December Futures †	11/2020	280		(14,316)	104	0	(258)
WTI Crude July Futures †	06/2018	65		(3,134)	(123)	0	(63)
WTI Crude June Futures †	05/2018	441		(21,217)	1,020	0	(432)
WTI Crude May Futures †	04/2018	64		(3,071)	345	0	(63)
WTI Crude November Futures †	10/2017	23		(1,076)	(68)	0	(24)
WTI Crude October Futures †	09/2017	28		(1,302)	(51)	0	(43)
WTI Crude September Futures †	08/2017	34		(1,574)	120	0	(37)
WTI Crude September Futures †	08/2019	14		(695)	(26)	0	(13)
Zinc June Futures †	06/2018	4		(272)	2	0	0
Zinc September Futures †	09/2017	5		(345)	0	345	0

					$40	$3,605	$(8,341)

Total Futures Contracts					$(8,860)	$8,877	$(9,407)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022		$106,450	$(7,683)	$162	$(7,521)	$0	$(244)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	33,200	(582)	(293)	(875)	28	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		94,600	(1,712)	(660)	(2,372)	91	0

					$(9,977)	$(791)	$(10,768)	$119	$(244)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/15/2018		56,200	$(160)	$63	$(97)	$0	$(5)
Receive	3-Month USD-LIBOR	1.250	06/21/2019		71,400	444	52	496	30	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		49,900	346	327	673	0	(100)
Pay (5)	3-Month USD-LIBOR	2.678	10/25/2023		31,500	0	661	661	0	(69)
Pay (5)	3-Month USD-LIBOR	2.670	11/19/2023		26,000	0	521	521	0	(57)
Pay (5)	3-Month USD-LIBOR	2.681	12/12/2023		26,200	0	525	525	0	(57)
Pay (5)	3-Month USD-LIBOR	2.500	12/19/2023		53,700	(432)	1,047	615	0	(117)
Receive (5)	3-Month USD-LIBOR	2.500	02/22/2026		44,750	(143)	234	91	77	0
Receive (5)	3-Month USD-LIBOR	2.400	03/16/2026		651,700	(4,330)	8,724	4,394	1,098	0
Receive (5)	3-Month USD-LIBOR	1.850	07/27/2026		32,250	(51)	1,098	1,047	48	0
Receive (5)	3-Month USD-LIBOR	2.000	07/27/2026		165,300	3,493	782	4,275	250	0
Pay	3-Month USD-LIBOR †	1.750	12/21/2026		5,100	(130)	358	228	15	0
Receive	3-Month USD-LIBOR †	1.750	12/21/2026		8,400	(213)	573	360	26	0
Receive	3-Month USD-LIBOR †	1.500	06/21/2027		900	77	(14)	63	3	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		127,160	13,613	(5,071)	8,542	539	0
Receive (5)	3-Month USD-LIBOR	2.969	10/25/2048		11,000	0	(800)	(800)	55	0
Receive (5)	3-Month USD-LIBOR	2.951	11/19/2048		5,000	0	(341)	(341)	25	0
Receive (5)	3-Month USD-LIBOR	2.953	12/12/2048		5,000	0	(340)	(340)	25	0
Receive (5)	3-Month USD-LIBOR	2.750	12/19/2048		4,380	117	(226)	(109)	21	0
Receive (5)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	187,600	(4,652)	1,567	(3,085)	2,417	0
Receive (5)	6-Month GBP-LIBOR	1.750	03/21/2048		42,210	(2,206)	484	(1,722)	1,387	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	40,000	(20)	0	(20)	0	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		22,200	(32)	(4)	(36)	2	0
Pay	28-Day MXN-TIIE	7.200	06/05/2024	MXN	266,400	3	180	183	0	(74)
Pay	28-Day MXN-TIIE	7.733	02/25/2027		63,200	93	53	146	0	(21)
Pay	CPTFEMU	0.580	10/15/2017	EUR	22,650	(74)	133	59	21	0
Pay	CPTFEMU	0.830	05/15/2018		22,790	(133)	(165)	(298)	0	(18)
Pay	CPTFEMU	0.625	09/15/2018		18,800	(52)	146	94	1	0
Pay	CPTFEMU	0.650	10/15/2018		17,070	(42)	135	93	2	0
Pay	CPTFEMU	0.883	11/15/2018		17,800	1	137	138	6	0
Pay	CPTFEMU	0.806	04/15/2021		1,000	6	18	24	2	0
Pay	CPTFEMU	0.875	05/15/2021		17,480	115	283	398	29	0
Pay	CPTFEMU	1.165	12/15/2021		11,280	7	15	22	19	0
Pay	CPTFEMU	1.177	05/15/2026		4,010	(106)	12	(94)	0	(13)
Pay	CPTFEMU	1.385	12/15/2026		38,500	(37)	109	72	0	(140)
Pay	CPTFEMU	1.360	06/15/2027		21,500	0	58	58	87	0
Pay	CPURNSA	1.010	10/16/2017		$21,300	218	(20)	198	37	0
Pay	CPURNSA	1.710	04/27/2018		56,200	0	(226)	(226)	41	0
Pay	CPURNSA	1.680	04/28/2018		189,900	0	(689)	(689)	160	0
Pay	CPURNSA	1.580	05/23/2018		99,000	51	(112)	(61)	51	0
Pay	CPURNSA	1.935	04/27/2019		56,200	0	381	381	0	(33)
Pay	CPURNSA	1.793	06/15/2019		17,000	0	0	0	12	0
Pay	CPURNSA	2.027	11/23/2020		25,800	0	(139)	(139)	23	0
Pay	CPURNSA	2.021	11/25/2020		25,100	0	(131)	(131)	22	0
Pay	CPURNSA	1.550	07/26/2021		17,400	589	(278)	311	21	0
Pay	CPURNSA	1.603	09/12/2021		13,900	419	(224)	195	23	0
Pay	CPURNSA	2.500	07/15/2022		11,100	(987)	(138)	(1,125)	14	0
Pay	CPURNSA	1.730	07/26/2026		17,400	(933)	426	(507)	0	(16)
Pay	CPURNSA	1.762	08/30/2026		2,400	(118)	59	(59)	0	(3)
Pay	CPURNSA	1.800	09/12/2026		5,200	(52)	(60)	(112)	0	(7)
Pay	CPURNSA	1.801	09/12/2026		13,900	(642)	344	(298)	0	(19)
Pay	CPURNSA	1.805	09/12/2026		12,400	(568)	307	(261)	0	(17)
Pay	CPURNSA	1.780	09/15/2026		15,800	(767)	391	(376)	0	(22)
Pay	FRCPXTOB	0.890	11/15/2018	EUR	6,300	11	(15)	(4)	3	0
Pay	FRCPXTOB	1.438	06/15/2027		21,500	2	(41)	(39)	0	(88)
Pay	UKRPI	3.190	04/15/2030	GBP	4,700	(266)	146	(120)	0	(48)
Pay	UKRPI	3.350	05/15/2030		43,400	(116)	577	461	0	(485)
Pay	UKRPI	3.400	06/15/2030		37,400	(206)	854	648	0	(429)
Pay	UKRPI	3.325	08/15/2030		52,900	(513)	66	(447)	0	(702)
Pay	UKRPI	3.275	09/15/2030		11,300	(541)	293	(248)	0	(143)
Pay	UKRPI	3.140	04/15/2031		11,100	(1,180)	269	(911)	0	(127)
Pay	UKRPI	3.100	06/15/2031		31,400	(3,736)	486	(3,250)	0	(379)
Pay	UKRPI	3.530	10/15/2031		8,600	90	(11)	79	0	(12)
Pay	UKRPI	3.585	10/15/2046		13,000	(987)	92	(895)	581	0
Pay	UKRPI	3.428	03/15/2047		3,480	0	160	160	143	0

						$(4,730)	$14,101	$9,371	$7,316	$(3,201)

Total Swap Agreements						$(14,707)	$13,310	$(1,397)	$7,435	$(3,445)

(1)	Unsettled variation margin asset of $64 for closed futures is outstanding at period end.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(g)	Securities with an aggregate market value of $86,363 and cash of $7,172 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017		$	29,890	AUD	39,397	$390	$0
	07/2017			246	CNH	1,680	2	0
	08/2017		AUD	39,397	$	29,880	0	(389)
	12/2017		CNH	1,680		243	0	(2)
BOA	07/2017		AUD	39,397		29,335	0	(946)
	07/2017		DKK	107,758		15,799	0	(753)
	07/2017		EUR	28,258		31,759	0	(516)
	07/2017	†	GBP	884		1,136	0	(15)
	07/2017		$	10,922	DKK	72,170	163	0
	08/2017	†	EUR	1,632	$	1,826	0	(42)
	08/2017		JPY	250,000		2,247	22	0
	10/2017		DKK	72,170		10,979	0	(162)
	07/2018		BRL	14,900		4,394	163	0
BPS	07/2017			13,965		4,224	9	0
	07/2017		CAD	33,137		24,623	0	(929)
	07/2017		COP	24,437,827		8,267	258	0
	07/2017		GBP	182,082		234,377	0	(2,776)
	07/2017		$	4,221	BRL	13,965	0	(6)
	07/2017			3,789	DKK	25,126	70	0
	07/2017			33,658	EUR	29,590	138	0
	07/2017			2,803	INR	181,596	2	0
	07/2017			59,032	JPY	6,608,685	0	(276)
	07/2017			1,003	MXN	19,110	50	0
	07/2017			2,791	PHP	140,722	0	(8)
	08/2017		EUR	29,590	$	33,708	0	(137)
	08/2017		JPY	6,608,685		59,102	276	0
	08/2017		$	707	MXN	12,925	1	0
	10/2017		BRL	498,600	$	146,794	245	(1,276)
	10/2017		$	26,279	BRL	88,100	0	(159)
	01/2018		BRL	37,910	$	10,500	0	(579)
	01/2018		DKK	25,126		3,830	0	(70)
	03/2018		MXN	219,110		10,478	0	(1,168)
	03/2018		$	11,045	MXN	219,110	601	0
	07/2018		BRL	103,400	$	29,501	140	0
BRC	07/2017		DKK	20,200		3,081	0	(21)
	08/2017	†	EUR	190		214	0	(3)
	08/2017		MXN	486,078		25,312	0	(1,327)
CBK	07/2017		EUR	775		872	0	(13)
	07/2017		JPY	6,160,000		55,979	1,200	0
	08/2017	†	EUR	434		487	0	(9)
	08/2017		JPY	3,710,000		33,419	388	0
	09/2017		$	7,844	ARS	131,250	0	(238)
DUB	10/2017			58,470	BRL	195,400	0	(538)
	01/2018		BRL	28,900	$	8,009	0	(436)
	07/2018			197,700		56,552	414	0
FBF	07/2017			35,088		10,623	32	0
	07/2017		$	10,606	BRL	35,088	0	(15)
	08/2017		MXN	64,270	$	3,217	0	(300)
	08/2017	†	$	7,967	CAD	10,861	414	0
	10/2017			5,602	RUB	326,906	0	(181)
GLM	07/2017		CZK	203,194	$	8,695	0	(194)
	07/2017		GBP	6,614		8,420	0	(194)
	07/2017		JPY	6,608,685		59,688	931	0
	07/2017		RUB	325,209		5,561	86	(26)
	07/2017		$	1,492	DKK	9,898	28	0
	07/2017			52,654	GBP	41,252	1,074	0
	07/2017			5,582	TRY	19,823	40	0
	07/2017			5,966	ZAR	76,662	0	(112)
	08/2017	†	EUR	1,615	$	1,817	0	(32)
	08/2017		MXN	2,730		136	0	(13)
	08/2017		$	5,608	MXN	101,184	0	(63)
	10/2017			21,749	BRL	72,900	0	(136)
	01/2018		MXN	14,237	$	695	0	(67)
	04/2018		DKK	9,898		1,516	0	(29)
HUS	07/2017		$	36,238	GBP	28,326	655	0
	07/2017			5,789	TRY	20,555	22	(5)
	08/2017	†	EUR	176	$	199	0	(3)
	08/2017		$	7,002	GBP	5,387	20	0
	10/2017		DKK	219,533	$	33,593	0	(297)
	10/2017		$	63,630	BRL	213,000	0	(480)
	07/2018		BRL	148,200	$	42,307	225	0
IND	07/2017		NZD	79,708		56,562	0	(1,848)
JPM	07/2017		EUR	557		625	0	(11)
	07/2017		GBP	11,095		14,105	0	(345)
	07/2017		KRW	3,123,408		2,791	62	0
	07/2017		RUB	157,920		2,656	0	(9)
	07/2017		TWD	84,657		2,791	6	0
	07/2017		$	25,280	CAD	33,137	273	0
	07/2017			18,401	GBP	14,224	125	0
	07/2017			8,349	INR	539,709	0	(8)
	08/2017	†	CAD	33,953	$	25,900	0	(295)
	08/2017	†	EUR	762		861	0	(11)
	08/2017		MXN	7,157		367	0	(25)
	08/2017		NZD	79,708		58,365	0	(16)
	08/2017		$	4,456	JPY	498,200	0	(21)
	10/2017		BRL	99,500	$	29,265	0	(235)
	10/2017		DKK	20,770		3,183	0	(23)
	01/2018		BRL	35,590		9,838	0	(562)
MSB	04/2018			1,900		567	19	0
	07/2018			16,800		4,950	180	0
NGF	07/2017			49,052		14,828	21	0
	07/2017		MXN	19,110		940	0	(113)
	07/2017		$	14,656	BRL	49,052	151	0
	08/2017		BRL	49,052	$	14,569	0	(150)
	08/2017		MXN	28,660		1,399	0	(166)
	11/2017			101,480		4,922	0	(544)
	01/2018		BRL	355,700		99,789	0	(4,158)
RBC	07/2017		CZK	68,752		2,961	0	(50)
	07/2017		$	150,612	GBP	115,989	458	0
	08/2017		GBP	115,989	$	150,745	0	(459)
SCX	08/2017	†	EUR	1,045		1,174	0	(22)
	08/2017		PLN	436		113	0	(5)
SOG	07/2017		$	2,761	ZAR	36,186	0	(3)
	08/2017		MXN	341,161	$	18,494	0	(202)
TOR	08/2017			84,183		4,196	0	(411)
	08/2017		$	31,416	BRL	104,476	0	(65)
UAG	07/2017		CNH	1,680	$	242	0	(6)
	07/2017	†	$	1,133	GBP	884	18	0
	07/2017			11,961	INR	778,350	62	0
	08/2017	†	GBP	884	$	1,134	0	(18)
	08/2017		JPY	1,910,000		17,203	198	0
	08/2017	†	$	5,506	EUR	5,035	256	0

Total Forward Foreign Currency Contracts							$9,888	$(24,722)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$11,500	$1,150	$247
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	11,500	1,149	1,387
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	119,700	1,365	1,901
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	158,100	1,834	2,305
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	28,500	2,852	612
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	28,500	2,851	3,437
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	11,000	129	160

							$11,330	$10,049

Total Purchased Options							$11,330	$10,049

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC GBP versus USD	$1.265	07/05/2017	GB	P 13,700	$(81)	$0
MSB	Put - OTC GBP versus USD	1.266	07/06/2017		12,200	(73)	0

						$(154)	$0

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA	218.803	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	02/11/2021		$85,000	$(863)	$(2)
	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		18,900	(163)	0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		325,100	(2,907)	(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		33,400	(431)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	31,400	(1,428)	(366)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$25,800	(179)	(5)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		109,200	(1,234)	(454)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		40,600	(749)	(227)

							$(7,954)	$(1,055)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$65,600	$(571)	$(22)
	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	65,600	(571)	(642)

							$(1,142)	$(664)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CLCAL18 †	$46.000	07/17/2017	$45	$(27)	$(13)
	Call - OTC CLCAL18 †	53.000	07/17/2017	44	(11)	(1)
CBK	Put - OTC NGCAL18 †	2.950	07/26/2017	72,000	(25)	(35)
	Call - OTC NGCAL18 †	3.300	07/26/2017	72,000	(22)	(4)
GST	Put - OTC NGCAL18 †	2.950	07/26/2017	48,000	(21)	(23)
	Call - OTC NGCAL18 †	3.300	07/26/2017	48,000	(20)	(2)
MYC	Put - OTC NGCAL18 †	2.950	07/26/2017	60,000	(20)	(29)
	Call - OTC NGCAL18 †	3.300	07/26/2017	60,000	(20)	(3)
SOG	Call - OTC Natural Gas September Futures †	0.200	09/26/2017	180	(8)	(3)
	Put - OTC Natural Gas September Futures †	0.350	09/26/2017	180	(7)	(7)

					$(181)	$(120)

Total Written Options					$(9,431)	$(1,839)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 3Q17 †	$7.180	09/30/2017	81,000	$(23)	$(64)	$0	$(87)
	Pay	EURMARGIN 3Q17 †	7.300	09/30/2017	27,600	1	(28)	0	(27)
	Receive	EURMARGIN 4Q17 †	4.090	12/31/2017	11,100	3	21	24	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	28,800	0	45	45	0
	Pay	EURSIMP 3Q17 †	2.475	09/30/2017	42,000	(4)	(74)	0	(78)
	Receive	EURSIMP 4Q17 †	1.000	12/31/2017	14,100	0	35	35	0
	Receive	EURSIMP CAL17 †	0.550	12/31/2017	39,000	0	135	135	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	42,000	0	(317)	0	(317)
	Receive	NAPGASFO CAL18 †	12.700	12/31/2018	52,800	(13)	(134)	0	(147)
	Receive	NAPGASFO JZ17 †	13.130	12/31/2017	3,000	0	(14)	0	(14)
	Receive	OREXIO 1Q18 †	69.200	03/31/2018	14,100	0	(152)	0	(152)
	Receive	OREXIO 3Q17 †	61.500	09/30/2017	9,900	0	5	5	0
	Pay	OREXIO 4Q17 †	78.000	12/31/2017	900	0	17	17	0
	Receive	OREXIO 4Q18 †	63.700	12/31/2018	2,700	0	(22)	0	(22)
	Receive	PLATGOLD N7 †	238.250	07/07/2017	34,100	114	(2,799)	0	(2,685)
CBK	Pay	SLVRLND Index †	17.910	11/30/2017	180,000	0	216	216	0
GST	Pay	GOLDLNPM Index †	1,365.100	07/05/2017	9,000	1,540	(421)	1,119	0
	Receive	KCBT Wheat November Futures †	0.118	11/24/2017	615,000	23	(38)	0	(15)
	Pay	OREXIO 1Q18 †	72.300	03/31/2018	8,400	0	117	117	0
	Receive	OREXIO 1Q19 †	58.400	03/31/2019	8,400	0	(33)	0	(33)
	Pay	OREXIO 3Q17 †	78.650	09/30/2017	9,900	0	164	164	0
	Receive	OREXIO 3Q18 †	63.550	09/30/2018	9,900	0	(72)	0	(72)
	Receive	OREXIO 4Q17 †	59.700	12/31/2017	900	0	0	0	0
	Receive	OREXIO 4Q18 †	62.000	12/31/2018	900	0	(6)	0	(6)
	Receive	PLATGOLD N7 †	232.800	07/05/2017	15,600	8	(1,321)	0	(1,313)
	Receive	PLTMLNPM Index †	1,106.500	07/05/2017	9,000	(1,322)	(323)	0	(1,645)
JPM	Receive	EURMARGIN 2H17 †	5.070	12/31/2017	22,800	0	50	50	0
	Pay	EURMARGIN 3Q17 †	7.270	09/30/2017	68,601	(7)	(61)	0	(68)
	Receive	EURMARGIN 4Q17 †	3.900	12/31/2017	55,500	13	116	129	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	201,000	(80)	391	311	0
	Receive	EURSIMP 2H18 †	2.600	12/31/2018	28,200	0	0	0	0
	Pay	EURSIMP 4Q17 †	3.350	12/31/2017	28,200	0	0	0	0
	Receive	EURSIMP CAL17 †	0.770	12/31/2017	36,000	1	116	117	0
	Receive	HSFOEW 1Q18 †	14.500	03/31/2018	9,000	3	16	19	0
	Pay	Live Cattle August Futures †	120.000	08/04/2017	1,815,800	(23)	90	67	0
	Receive	Live Cattle October Futures †	116.290	08/04/2017	1,815,800	19	(39)	0	(20)
	Receive	NAPGASFO CAL17 †	15.900	12/31/2017	12,000	0	(88)	0	(88)
	Receive	NAPGASFO CAL18 †	12.000	12/31/2018	27,600	(9)	(67)	0	(76)
	Pay	OREXIO 1Q18 †	69.700	03/31/2018	5,700	0	64	64	0
	Receive	OREXIO 1Q19 †	55.900	03/31/2019	5,700	0	(9)	0	(9)
MAC	Receive	CAW Z7 †	0.450	11/15/2017	546,900	(28)	(114)	0	(142)
	Receive	CUAC 4Q17 †	36.800	12/31/2017	882,000	1	47	48	0
	Receive	EURMARGIN 4Q17 †	4.000	12/31/2017	19,200	8	35	43	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	6,000	(7)	(38)	0	(45)
MYC	Receive	EURMARGIN 2H18 †	5.770	12/31/2018	46,800	0	22	22	0
	Receive	EURMARGIN 2H18 †	5.810	12/31/2018	31,200	0	14	14	0
	Receive	EURMARGIN 2H18 †	5.980	12/31/2018	15,900	0	4	4	0
	Receive	EURMARGIN 3Q17 †	6.300	09/30/2017	13,500	0	26	26	0
	Pay	EURMARGIN 3Q17 †	7.270	09/30/2017	12,300	0	(12)	0	(12)
	Pay	EURMARGIN 3Q17 †	7.530	09/30/2017	15,099	0	(11)	0	(11)
	Receive	EURMARGIN 4Q17 †	4.740	12/31/2017	15,600	0	23	23	0
	Receive	EURMARGIN 4Q17 †	4.850	12/31/2017	48,900	19	48	67	0
	Pay	EURMARGIN 4Q17 †	5.820	12/31/2017	46,800	0	(19)	0	(19)
	Pay	EURMARGIN 4Q17 †	5.860	12/31/2017	15,900	0	(6)	0	(6)
	Pay	EURMARGIN 4Q17 †	5.900	12/31/2017	31,200	0	(10)	0	(10)
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	41,400	0	67	67	0
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	24,000	0	38	38	0
	Receive	EURSIMP 1Q18 †	2.519	03/31/2018	13,500	0	9	9	0
	Pay	EURSIMP 3Q17 †	3.219	09/30/2017	13,500	0	(15)	0	(15)
	Receive	EURSIMP CAL17 †	0.560	12/31/2017	18,000	0	62	62	0
	Receive	EURSIMP CAL17 †	0.780	12/31/2017	12,000	0	39	39	0
	Receive	EURSIMP CAL17 †	0.880	12/31/2017	6,000	0	19	19	0
	Pay	GOLDLNPM Index †	1,255.000	11/29/2018	4,100	0	(54)	0	(54)
	Pay	GOLDLNPM Index †	1,266.200	11/29/2018	3,600	0	(8)	0	(8)
	Pay	GOLDLNPM Index †	1,289.000	11/29/2018	3,900	0	79	79	0
	Pay	SLVRLND Index †	17.938	11/29/2017	95,000	0	117	117	0
SOG	Pay	EURMARGIN 3Q17 †	7.150	09/30/2017	15,000	0	(17)	0	(17)
	Pay	EURMARGIN 4Q17 †	6.050	12/31/2017	21,600	0	0	0	0
UAG	Pay	GOLDLNPM Index †	1,223.100	12/01/2017	4,300	0	(113)	0	(113)
	Pay	SLVRLND Index †	17.660	12/01/2017	85,000	0	78	78	0
	Pay	SLVRLND Index †	17.766	12/01/2017	85,000	0	87	87	0
	Pay	SLVRLND Index †	18.027	12/01/2017	90,000	0	116	116	0

						$237	$(3,971)	$3,592	$(7,326)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	06/20/2021	1.885%	$2,500	$(216)	$134	$0	$(82)
	Mexico Government International Bond	1.000	06/20/2021	0.837	3,500	(86)	109	23	0
DUB	Brazil Government International Bond	1.000	06/20/2021	1.885	2,000	(172)	106	0	(66)
	Italy Government International Bond	1.000	03/20/2019	0.364	7,100	(123)	203	80	0
FBF	Brazil Government International Bond	1.000	06/20/2021	1.885	4,000	(277)	146	0	(131)
HUS	Brazil Government International Bond	1.000	06/20/2021	1.885	3,100	(215)	113	0	(102)
	Brazil Government International Bond	1.000	06/20/2022	2.376	6,500	(420)	14	0	(406)
	Mexico Government International Bond	1.000	06/20/2021	0.837	5,500	(133)	169	36	0
JPM	Brazil Government International Bond	1.000	06/20/2021	1.885	3,600	(251)	133	0	(118)
NGF	Russia Government International Bond	1.000	06/20/2021	1.333	4,600	(282)	225	0	(57)

						$(2,175)	$1,352	$139	$(962)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	UKRPI	3.430%	06/15/2030	GBP	4,400	$1	$110	$111	$0
GLM	Pay	UKRPI	3.400	06/15/2030		5,900	19	83	102	0
	Pay	UKRPI	3.325	08/15/2030		35,090	(84)	(213)	0	(297)
MYC	Pay	CPURNSA	1.788	07/18/2026		$34,900	0	(837)	0	(837)
	Pay	CPURNSA	1.810	07/19/2026		29,700	0	(644)	0	(644)
	Pay	CPURNSA	1.800	07/20/2026		24,200	0	(547)	0	(547)
	Pay	CPURNSA	1.805	09/20/2026		5,600	0	(122)	0	(122)
RYL	Pay	CPURNSA	1.128	11/02/2017		25,400	0	221	221	0

							$(64)	$(1,949)	$434	$(2,447)

Total Return Swaps on Commodity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMTR Index †	4,347,659	0.0112%	08/15/2017	$713,671	$0	$14,967	$14,967	$0
	Receive	BCOMTR1 Index †	3,208,790	0.0114%	08/15/2017	229,464	0	4,776	4,776	0
	Pay	SPGCINP Index †	214,055	(0.050)%	08/15/2017	35,972	0	(1,857)	0	(1,857)
CBK	Receive	BCOMTR Index †	4,780,519	0.0113%	08/15/2017	784,725	0	16,482	16,482	0
	Receive	BCOMTR2 Index †	2,804,334	0.0115%	08/15/2017	501,987	0	10,352	10,352	0
	Receive	CVICXMB2 Index †	441,406	0.0017%	02/15/2018	46,951	0	(35)	0	(35)
	Receive	CVICXMB3 Index †	411,324	0.0017%	02/15/2018	48,505	0	25	25	0
CIB	Receive	BCOMSK2 Index †	179,996	0.200%	08/15/2017	19,405	0	594	594	0
	Receive	BCOMTR Index †	369,575	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	60,666	0	1,263	1,263	0
FBF	Receive	BCOMSK3 Index †	198,587	0.180%	08/15/2017	18,964	0	584	584	0
	Receive	BCOMTR Index †	2,105,457	0.011%	08/15/2017	345,612	0	7,199	7,199	0
GLM	Receive	BCOMTR Index †	3,057,245	0.0113%	08/15/2017	501,849	0	10,447	10,447	0
	Receive	BCOMTR2 Index †	1,163,426	0.0114%	08/15/2017	192,907	0	3,992	3,992	0
GST	Receive	BCOMF1T Index †	1,440,917	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	462,845	0	9,694	9,694	0
	Receive	BCOMTR1 Index †	1,230,615	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	217,303	0	4,523	4,523	0
	Pay	SPGCINP Index †	131,752	(0.050)%	08/15/2017	22,141	0	(1,143)	0	(1,143)
JPM	Pay	BCOMLC3T Index †	208,863	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	57,259	0	(123)	0	(123)
	Receive	BCOMLC5 Index †	405,366	0.000%	08/15/2017	56,630	0	134	134	0
	Pay	BCOMLH3 Index †	295,860	0.000%	08/15/2017	34,371	0	(946)	0	(946)
	Receive	BCOMLH5 Index †	193,071	0.000%	08/15/2017	33,292	0	790	790	0
	Receive	BCOMTR Index †	179,497	0.0113%	08/15/2017	30,200	0	(750)	0	(750)
	Receive	JMABCTNE Index †	370,900	0.150%	08/15/2017	41,789	0	30	30	0
	Receive	JMABDEW2 Index †	127,638	0.300%	08/15/2017	102,864	0	(993)	0	(993)
	Receive	JMABNIC4 Index †	331,404	0.170%	08/15/2017	120,582	0	2,963	2,963	0
	Pay	SPGCINP Index †	4,930	(0.050)%	08/15/2017	829	0	(43)	0	(43)
MAC	Receive	BCOMSK1 Index †	188,957	0.170%	08/15/2017	19,712	0	602	602	0
	Receive	BCOMSK4 Index †	188,885	0.170%	08/15/2017	17,344	0	704	704	0
	Receive	BCOMTR1 Index †	1,172,285	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	107,192	0	2,231	2,231	0
	Receive	BCOMTR2 Index †	3,468,730	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	302,703	0	6,245	6,245	0
	Receive	MQCP563E Index †	62,093	0.950%	08/15/2017	8,181	0	(26)	0	(26)
MEI	Receive	BCOMTR Index †	1,073,957	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	176,291	0	3,669	3,669	0
	Receive	BCOMTR1 Index †	412,167	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	53,434	0	1,113	1,113	0
	Receive	BCOMTR2 Index †	2,887,831	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	352,722	0	7,311	7,311	0
	Receive	BCOMTR Index †	655,797	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2018	107,649	0	2,243	2,243	0
MYC	Receive	BCOMTR Index †	1,473,281	0.0111%	08/15/2017	241,840	0	5,036	5,036	0
	Receive	BCOMTR1 Index †	1,880,818	0.0115%	08/15/2017	341,953	0	7,116	7,116	0
RBC	Receive	BCOMTR Index †	601,359	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	98,713	0	2,055	2,055	0
SOG	Receive	BCOMTR Index †	50,658	0.0113%	08/15/2017	8,316	0	173	173	0
	Receive	BCOMTR2 Index †	3,306,863	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	198,602	0	4,096	4,096	0
UAG	Receive	BCOMTR Index †	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	5,745	0	120	120	0

							$0	$125,613	$131,529	$(5,916)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index (7)†	7.023%	07/29/2020	$16,068	$0	$649	$649	$0
JPM	Receive	GOLDLNPM Index (7)†	3.861	07/29/2020	14,351	0	(123)	0	(123)
	Receive	GOLDLNPM Index (7)†	3.976	07/29/2020	1,717	0	(17)	0	(17)

						$0	$509	$649	$(140)

Total Swap Agreements						$(2,002)	$121,554	$136,343	$(16,791)

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(7)	Variance Swap

(i)	Securities with an aggregate market value of $16,474 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11	$0	$11
Corporate Bonds & Notes
Banking & Finance	0	240,920	0	240,920
Industrials	0	28,058	0	28,058
Utilities	0	57,281	0	57,281
U.S. Government Agencies	0	48,174	0	48,174
U.S. Treasury Obligations	0	7,249,638	0	7,249,638
Non-Agency Mortgage-Backed Securities	0	124,934	0	124,934
Asset-Backed Securities	0	112,684	0	112,684
Sovereign Issues	0	615,355	0	615,355
Short-Term Instruments
Certificates of Deposit	0	57,863	0	57,863
Repurchase Agreements	0	190,978	0	190,978
Argentina Treasury Bills	0	20,652	0	20,652
Japan Treasury Bills	0	106,962	0	106,962
Mexico Treasury Bills	0	15,993	0	15,993
U.S. Treasury Bills	0	26,630	0	26,630
	$0	$8,896,133	$0	$8,896,133

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,307	$0	$0	$20,307

Total Investments	$20,307	$8,896,133	$0	$8,916,440

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,546)	$0	$(12,546)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10,069	7,435	0	17,504
Over the counter	0	156,280	0	156,280
	$10,069	$163,715	$0	$173,784

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11,245)	(4,640)	0	(15,885)
Over the counter	0	(43,242)	(110)	(43,352)

	$(11,245)	$(47,882)	$(110)	$(59,237)

Total Financial Derivative Instruments	$(1,176)	$115,833	$(110)	$114,547

Totals	$19,131	$8,999,420	$(110)	$9,018,441

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 10.3%
AABS Ltd.
4.875% due 01/10/2038		$1,339	$1,337
Air Medical Group Holdings, Inc.
5.159% due 04/28/2022		3,391	3,383
Almonde, Inc.
4.736% due 06/13/2024		400	401
Ancestry.com Operations, Inc.
4.340% due 10/19/2023		3,911	3,951
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (h)		1,898	1,933
BWAY Holding Co.
4.326% due 04/03/2024		1,400	1,400
Caesars Entertainment Operating Co., Inc.
TBD% due 03/31/2024		1,600	1,597
CCC Information Services, Inc.
4.226% due 04/27/2024		600	599
CD&R Plumb Buyer LLC
TBD% due 06/25/2018		1,300	1,294
CityCenter Holdings LLC
3.716% due 04/18/2024		900	903
Endo Luxembourg Finance Co. SARL
5.500% due 04/29/2024		2,000	2,019
Energy Future Intermediate Holding Co. LLC
4.295% due 06/30/2017		5,350	5,361
Freedom Mortgage Corp.
6.862% due 02/23/2022		894	904
Gardner Denver, Inc.
4.546% due 07/30/2020		2,655	2,664
Gartner, Inc.
3.226% due 04/05/2024		948	953
Gavilan Resources LLC
7.076% due 03/01/2024		1,700	1,619
Helix Gen Funding LLC
4.960% due 06/02/2024		479	483
Ineos Finance PLC
3.250% due 04/01/2024	EUR	1,294	1,490
Las Vegas Sands LLC
3.230% due 03/29/2024		$898	900
Limetree Bay Terminals LLC
6.159% - 8.250% due 02/15/2024		499	504
Ortho-Clinical Diagnostics, Inc.
5.046% due 06/30/2021		1,995	1,988
PetSmart, Inc.
4.220% due 03/11/2022		1,297	1,207
Post Holdings, Inc.
TBD% due 05/24/2024		1,000	1,003
Prestige Brands, Inc.
3.976% due 01/26/2024		373	376
Sequa Mezzanine Holdings LLC
6.672% due 11/28/2021		3,100	3,129
Serta Simmons Bedding LLC
4.560% - 4.679% due 11/08/2023		1,546	1,546
TEX Operations Co. LLC
3.795% due 08/04/2023		175	173
3.976% due 08/04/2023		762	755

Total Loan Participations and Assignments (Cost $43,554)			43,872

CORPORATE BONDS & NOTES 33.2%
BANKING & FINANCE 16.1%
Ally Financial, Inc.
3.250% due 02/13/2018		800	807
3.500% due 01/27/2019		500	508
3.600% due 05/21/2018		2,200	2,230
6.250% due 12/01/2017		600	611
Alpha Star Holding Ltd.
4.970% due 04/09/2019		1,575	1,583
Aviation Loan Trust
3.356% due 12/15/2022		2,360	2,208
Banco Mercantil del Norte S.A.
5.750% due 10/04/2031		486	486
6.875% due 12/31/2099 (a)		1,100	1,136

Blackstone CQP Holdco LP
6.500% due 03/20/2021		$4,248	4,272
Cantor Fitzgerald LP
6.500% due 06/17/2022		1,700	1,905
7.875% due 10/15/2019		600	661
CBL & Associates LP
5.950% due 12/15/2026 (j)		2,100	2,083
CIT Group, Inc.
3.875% due 02/19/2019		500	514
5.375% due 05/15/2020		800	863
5.500% due 02/15/2019		1,400	1,473
5.800% due 06/15/2022 (f)		700	732
Deutsche Bank AG
4.250% due 10/14/2021		900	943
Exela Intermediate LLC
10.000% due 07/15/2023 (a)		800	792
Exeter Finance Corp.
9.750% due 05/20/2019		4,200	4,096
FBM Finance, Inc.
8.250% due 08/15/2021		1,100	1,184
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		1,000	1,067
Genworth Holdings, Inc.
6.515% due 05/22/2018		2,400	2,409
Jefferies Finance LLC
6.875% due 04/15/2022		450	451
7.375% due 04/01/2020		3,040	3,131
7.500% due 04/15/2021		800	834
Nationwide Building Society
10.250% due 06/29/2049 (f)	GBP	14	2,741
Navient Corp.
4.875% due 06/17/2019		$1,200	1,251
5.500% due 01/15/2019		1,500	1,566
6.500% due 06/15/2022		1,250	1,328
8.000% due 03/25/2020		600	672
8.450% due 06/15/2018		500	528
OneMain Financial Holdings LLC
6.750% due 12/15/2019		4,000	4,215
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		300	302
Pinnacol Assurance
8.625% due 06/25/2034 (h)		3,000	3,246
Provident Funding Associates LP
6.375% due 06/15/2025		600	617
Rio Oil Finance Trust
9.250% due 07/06/2024		2,206	2,250
SLM Corp.
5.125% due 04/05/2022		600	614
Springleaf Finance Corp.
5.250% due 12/15/2019		3,000	3,128
6.000% due 06/01/2020		1,500	1,588
6.125% due 05/15/2022		1,000	1,057
8.250% due 12/15/2020		1,000	1,125
Stearns Holdings LLC
9.375% due 08/15/2020		4,350	4,502
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	750	1,015

			68,724

INDUSTRIALS 14.4%
Accudyne Industries Borrower
7.750% due 12/15/2020		$2,500	2,512
Aleris International, Inc.
9.500% due 04/01/2021		2,000	2,067
Associated Materials LLC
9.000% due 01/01/2024		3,400	3,638
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,950	2,029
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		1,200	1,204
Brand Energy & Infrastructure Services, Inc.
8.500% due 07/15/2025		1,000	1,037
Burger King Worldwide, Inc.
4.250% due 05/15/2024		2,100	2,092
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(g)		246	317
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		1,100	1,129
CPG Merger Sub LLC
8.000% due 10/01/2021		5,965	6,248
CSN Resources S.A.
6.500% due 07/21/2020		1,700	1,271
Diamond Resorts International, Inc.
7.750% due 09/01/2023		3,100	3,294

DISH DBS Corp.
4.250% due 04/01/2018		500	508
4.625% due 07/15/2017		1,100	1,101
7.875% due 09/01/2019		2,400	2,652
Dynegy, Inc.
6.750% due 11/01/2019		100	104
8.000% due 01/15/2025		800	780
8.034% due 02/02/2024		734	698
Endo Dac
5.875% due 10/15/2024		2,400	2,484
Grupo Kaltex S.A. de C.V.
8.875% due 04/11/2022		800	720
Intelsat Jackson Holdings S.A.
9.750% due 07/15/2025 (a)		1,200	1,201
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,050	1,024
JC Penney Corp., Inc.
5.875% due 07/01/2023		1,000	996
LSC Communications, Inc.
8.750% due 10/15/2023		1,150	1,205
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		1,000	1,003
Netflix, Inc.
3.625% due 05/15/2027	EUR	700	814
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		$900	901
Park-Ohio Industries, Inc.
6.625% due 04/15/2027		200	210
PetSmart, Inc.
5.875% due 06/01/2025		1,000	969
Ply Gem Industries, Inc.
6.500% due 02/01/2022		1,300	1,362
QGOG Constellation S.A.
6.250% due 11/09/2019		1,235	892
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		500	509
SFR Group S.A.
7.375% due 05/01/2026		1,100	1,198
SiTV LLC
10.375% due 07/01/2019		350	249
Studio City Co. Ltd.
7.250% due 11/30/2021		1,400	1,524
THC Escrow Corp.
5.125% due 05/01/2025		200	201
Triumph Group, Inc.
4.875% due 04/01/2021		400	400
5.250% due 06/01/2022		3,150	3,146
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		700	677
6.500% due 03/15/2022		6,100	6,413
6.750% due 08/15/2018		633	636

			61,415

UTILITIES 2.7%
Covanta Holding Corp.
5.875% due 07/01/2025		600	584
Genesis Energy LP
6.750% due 08/01/2022		3,200	3,224
Petrobras Global Finance BV
6.125% due 01/17/2022		900	932
7.375% due 01/17/2027		1,900	2,015
8.375% due 05/23/2021		300	337
Sprint Capital Corp.
6.900% due 05/01/2019		1,000	1,072
Sprint Communications, Inc.
9.000% due 11/15/2018		223	242
Terraform Global Operating LLC
9.750% due 08/15/2022		1,500	1,687
TerraForm Power Operating LLC
6.375% due 02/01/2023		1,500	1,567

			11,660

Total Corporate Bonds & Notes (Cost $138,652)			141,799

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		285	285

Total Municipal Bonds & Notes (Cost $263)			285

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
5.992% due 11/25/2055		393	226

Total U.S. Government Agencies (Cost $238)			226

U.S. TREASURY OBLIGATIONS 14.9%
U.S. Treasury Bonds
2.250% due 08/15/2046		2,626	2,316
2.500% due 02/15/2046		5,181	4,832
2.500% due 05/15/2046		4,051	3,776
2.875% due 11/15/2046		1,887	1,901
3.000% due 02/15/2047		2,327	2,405
3.125% due 08/15/2044		4,200	4,444
U.S. Treasury Notes
1.125% due 06/30/2021		8,300	8,101
1.625% due 07/31/2020 (m)(o)		16,300	16,321
1.750% due 09/30/2022 (o)		3,300	3,270
2.125% due 06/30/2022		16,100	16,276

Total U.S. Treasury Obligations (Cost $64,899)			63,642

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
American Home Mortgage Investment Trust
3.165% due 11/25/2045 ^		82	63
Banc of America Alternative Loan Trust
14.265% due 09/25/2035 ^		1,079	1,299
Banc of America Funding Trust
3.282% due 09/20/2047 ^		1,258	969
7.000% due 10/25/2037 ^		336	223
BCAP LLC Trust
1.436% due 05/25/2047 ^		421	345
1.524% due 05/26/2035		35	33
Bear Stearns ALT-A Trust
3.024% due 04/25/2037		646	566
Bear Stearns Asset-Backed Securities Trust
1.566% due 12/25/2035 ^		611	422
Berica ABS SRL
0.000% due 12/31/2055	EUR	209	238
Berica Residential MBS SRL
0.000% due 03/31/2048		135	154
Chase Mortgage Finance Trust
3.277% due 09/25/2036 ^		$224	204
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		112	117
Countrywide Alternative Loan Trust
1.402% due 09/20/2046		474	373
1.406% due 07/25/2046 ^		369	376
1.406% due 09/25/2046 ^		860	740
1.516% due 06/25/2035 ^		784	646
1.526% due 11/25/2035		226	198
1.616% due 04/25/2035 ^		665	545
2.516% due 10/25/2035 ^		383	336
5.750% due 07/25/2035 ^		225	202
6.000% due 08/25/2036 ^		493	438
6.000% due 05/25/2037 ^		1,205	926
Countrywide Home Loan Mortgage Pass-Through Trust
3.236% due 09/25/2037 ^		1,006	973
5.750% due 07/25/2037 ^		237	220
6.000% due 10/25/2034		18	18
Credit Suisse Mortgage Capital Certificates
2.810% due 12/29/2037		7,410	5,316
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		1,100	895
Deutsche ALT-A Securities, Inc.
1.316% due 08/25/2037 ^		1,313	1,106
1.366% due 02/25/2047		3,767	3,078
First Horizon Alternative Mortgage Securities Trust
2.914% due 08/25/2035 ^		256	223
6.000% due 05/25/2036 ^		13	11
Impac Secured Assets Trust
1.366% due 11/25/2036		1,602	1,355
IndyMac Mortgage Loan Trust
1.466% due 02/25/2037		500	353
3.185% due 11/25/2035 ^		610	515
3.643% due 05/25/2037 ^		362	308
6.250% due 11/25/2037 ^		405	329
JPMorgan Alternative Loan Trust
3.038% due 11/25/2036 ^		619	619
MASTR Adjustable Rate Mortgages Trust
5.007% due 11/25/2034		449	450

Merrill Lynch Alternative Note Asset Trust
1.326% due 03/25/2037	2,641	1,190
Morgan Stanley Mortgage Loan Trust
3.264% due 11/25/2037	642	551
Residential Accredit Loans, Inc. Trust
1.566% due 08/25/2035 ^	1,137	917
3.837% due 07/25/2035	80	74
4.236% due 12/26/2034 ^	630	500
4.336% due 09/25/2035 ^	57	49
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	43	42
Structured Asset Securities Corp. Trust
1.566% due 02/25/2035	229	220
WaMu Mortgage Pass-Through Certificates Trust
1.776% due 07/25/2047 ^	131	104
2.778% due 12/25/2036 ^	273	255

Total Non-Agency Mortgage-Backed Securities (Cost $26,281)		29,084

ASSET-BACKED SECURITIES 6.5%
ACE Securities Corp. Home Equity Loan Trust
1.766% due 12/25/2045 ^	1,000	695
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.446% due 01/25/2036	672	586
Asset-Backed Funding Certificates Trust
2.216% due 06/25/2037	535	425
2.266% due 03/25/2034	1,278	1,192
Bear Stearns Asset-Backed Securities Trust
1.386% due 05/25/2036 ^	1,568	1,609
3.016% due 07/25/2034	883	840
Citigroup Mortgage Loan Trust, Inc.
1.376% due 12/25/2036	1,546	1,038
Countrywide Asset-Backed Certificates
3.616% due 01/25/2034 ^	591	467
Credit-Based Asset Servicing and Securitization LLC
1.786% due 07/25/2036	1,678	1,647
GSAMP Trust
1.336% due 12/25/2036	596	329
1.446% due 12/25/2046	560	360
HSI Asset Securitization Corp. Trust
1.606% due 11/25/2035	1,600	1,366
Long Beach Mortgage Loan Trust
3.991% due 07/25/2033	1,297	1,289
MASTR Asset-Backed Securities Trust
1.326% due 08/25/2036	716	385
1.366% due 08/25/2036	1,620	879
Morgan Stanley ABS Capital, Inc. Trust
1.346% due 01/25/2037	4,657	2,518
1.366% due 06/25/2036	875	810
1.366% due 10/25/2036	2,393	1,448
1.366% due 12/25/2036	143	93
1.446% due 09/25/2036	1,008	573
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^	1,514	856
New Century Home Equity Loan Trust
4.216% due 01/25/2033 ^	158	149
People’s Financial Realty Mortgage Securities Trust
1.356% due 09/25/2036	4,351	1,844
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 ^	2,110	1,110
Residential Asset Mortgage Products Trust
1.254% due 12/25/2035	1,847	1,411
Residential Asset Securities Corp. Trust
2.096% due 08/25/2034	463	378
Securitized Asset-Backed Receivables LLC Trust
1.466% due 03/25/2036	1,742	1,092
1.466% due 05/25/2036	1,122	677
SG Mortgage Securities Trust
1.396% due 02/25/2036	1,462	887
Structured Asset Investment Loan Trust
2.341% due 01/25/2035	1,024	583
2.596% due 04/25/2033	35	31
2.791% due 01/25/2035	1,102	189
2.941% due 01/25/2035 ^	1,442	82

Total Asset-Backed Securities (Cost $25,715)		27,838

	SHARES
COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 0.5%
Comcast Corp. ‘A’	5,050	197
MGM Resorts International (l)	21,937	686

Walt Disney Co. (l)	3,594	382
Wynn Macau Ltd.	180,800	422
Wynn Resorts Ltd. (l)	2,759	370

		2,057

FINANCIALS 0.2%
Ally Financial, Inc.	11,600	243
Bank Central Asia Tbk PT	154,500	210
CITIC Securities Co. Ltd. ‘H’	181,500	375

		828

HEALTH CARE 0.1%
Pfizer, Inc. (l)	10,502	353
INDUSTRIALS 0.1%
Kansas City Southern	2,260	236
USG Corp. (c)(l)	12,810	372

		608

TELECOMMUNICATION SERVICES 0.1%
AT&T, Inc.	5,370	203
Verizon Communications, Inc.	4,480	200

		403

Total Common Stocks (Cost $4,316)		4,249

WARRANTS 0.0%
UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	34,977	6

Total Warrants (Cost $92)		6

EXCHANGE-TRADED FUNDS 0.4%
iShares MSCI Emerging Markets ETF	38,800	1,606

Total Exchange-Traded Funds (Cost $1,553)		1,606

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (i) 1.6%		6,842

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.965% due 08/31/2017 (d)(e)	96	96

Total Short-Term Instruments (Cost $6,938)		6,938

Total Investments in Securities (Cost $312,501)		319,545

	SHARES
INVESTMENTS IN AFFILIATES 22.8%
SHORT-TERM INSTRUMENTS 22.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.8%
PIMCO Short-Term Floating NAV Portfolio III	9,863,837	97,514

Total Short-Term Instruments (Cost $97,511)		97,514

Total Investments in Affiliates (Cost $97,511)		97,514

Total Investments 97.7% (Cost $410,012)		$417,059
Financial Derivative Instruments (k)(n) 0.0% (Cost or Premiums, net $(214))		111
Other Assets and Liabilities, net 2.3%		9,928

Net Assets 100.0%		$427,098

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$1,897	$1,933	0.45%
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	3,246	0.76

				$4,897	$5,179	1.21%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.750%	06/15/2017	07/06/2017	$1,977	Caterpillar, Inc. 3.900% due 05/27/2021	$(1,973)	$1,977	$1,978
RDR	0.850	06/22/2017	07/06/2017	4,315	Caterpillar, Inc. 3.900% due 05/27/2021	(1,973)	4,315	4,316
					ConocoPhillips Co. 5.950% due 03/15/2046	(2,294)
SSB	0.050	06/30/2017	07/03/2017	550	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(562)	550	550

Total Repurchase Agreements						$(6,802)	$6,842	$6,844

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	06/06/2017	TBD	(4)	$(1,198)	$(1,198)

Total Reverse Repurchase Agreements						$(1,198)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Corporate Bonds & Notes (1.4)%
Industrials (1.4)%
Caterpillar, Inc.	3.900%	05/27/2021	$3,700	$(4,064)	$(3,932)
ConocoPhillips Co.	5.950	03/15/2046	1,800	(2,212)	(2,263)

				$(6,276)	$(6,195)

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
	Common Stocks (0.1)%
	Consumer Discretionary (0.1)%
GSC	Tesla, Inc.	670	$(202)	$(243)

Total Short Sales (1.5)%			$(6,478)	$(6,438)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(329) at a weighted average interest rate of (0.250)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.

(j)	Securities with an aggregate market value of $1,290 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	214	$22	$17

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,250.000	07/31/2017	17	$80	$5
Call - EUREX EURO STOXX 50	3,600.000	12/20/2019	250	743	608

				$823	$613

Total Purchased Options				$845	$630

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/25/2017	33	$(14)	$(11)
Call - CBOT U.S. Treasury 10-Year Note September Futures	128.000	08/25/2017	33	(13)	(4)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	214	(25)	(8)

				$(52)	$(23)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50	2,300.000	12/20/2019	250	$(826)	$(273)

Total Written Option				$(878)	$(296)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	353	AUD	35,070	$(530)	$0	$(404)
Hang Seng China Enterprises Index July Futures	07/2017	12	HKD	783	(11)	5	(5)
Mini MSCI Emerging Markets Index September Futures	09/2017	21		$1,059	0	6	0
U.S. Treasury 10-Year Note September Futures	09/2017	625		78,457	(211)	0	(176)

					$(752)	$11	$(585)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	283		$(69,477)	$(230)	$21	$0
90-Day Eurodollar March Futures	03/2019	107		(26,254)	(94)	9	0
E-mini S&P 500 Index September Futures	09/2017	30		(3,631)	11	0	(1)
Euro STOXX 50 September Futures	09/2017	65	EUR	(2,547)	78	72	0

					$(235)	$102	$(1)

Total Futures Contracts					$(987)	$113	$(586)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
ArcelorMittal	5.000%	12/20/2021	2.055%	EUR 1,600	$(153)	$(83)	$(236)	$2	$0
Best Buy Co., Inc.	5.000	12/20/2021	1.060	$ 1,800	(246)	(60)	(306)	2	0
Caterpillar, Inc.	1.000	06/20/2022	0.368	2,925	(49)	(40)	(89)	0	0
Darden Restaurants, Inc.	1.000	06/20/2021	0.281	2,950	(34)	(49)	(83)	0	(1)
EI du Pont de Nemours & Co.	1.000	12/20/2020	0.195	2,500	(52)	(17)	(69)	1	0
Halliburton Co.	1.000	06/20/2021	0.492	3,050	(26)	(35)	(61)	0	0
Vodafone Group PLC	1.000	06/20/2022	0.614	EUR 2,650	(19)	(40)	(59)	1	0

					$(579)	$(324)	$(903)	$6	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
AK Steel Corp.	5.000%	06/20/2022	3.857%	$600	$10	$22	$32	$1	$0
Freeport-McMoRan, Inc.	1.000	06/20/2022	3.532	4,600	(530)	19	(511)	8	0
Navient Corp.	5.000	12/20/2021	2.594	500	(2)	52	50	1	0
Sprint Communications, Inc.	5.000	12/20/2017	0.251	2,450	44	16	60	0	0
Sprint Communications, Inc.	5.000	06/20/2020	1.340	1,000	37	70	107	0	0
U.S. Steel Corp.	5.000	06/20/2022	4.802	1,200	(11)	23	12	2	0

					$(452)	$202	$(250)	$12	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	1.000%	12/20/2021	EUR	29,693	$(537)	$(246)	$(783)	$24	$0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		25,700	(463)	(181)	(644)	25	0

					$(1,000)	$(427)	$(1,427)	$49	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.945%	01/02/2025	BRL	8,600	$0	$(57)	$(57)	$10	$0
Pay	1-Year BRL-CDI	9.973	01/02/2025		1,900	0	(12)	(12)	2	0
Pay	1-Year BRL-CDI	10.020	01/02/2025		5,200	0	(30)	(30)	6	0
Pay	1-Year BRL-CDI	10.120	01/02/2025		6,200	0	(29)	(29)	7	0
Pay	1-Year BRL-CDI	10.300	01/02/2025		16,500	25	(69)	(44)	17	0
Pay	3-Month NZD-BBR	3.000	03/21/2022	NZD	34,000	214	174	388	0	(141)
Pay	3-Month NZD-BBR	5.000	12/17/2024		6,100	493	64	557	0	(44)
Pay	3-Month NZD-BBR	3.000	12/16/2026		10,900	(267)	67	(200)	0	(95)
Receive (6)	3-Month USD-LIBOR	2.910	08/20/2019	$	41,500	(149)	(293)	(442)	15	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		87,500	(252)	(470)	(722)	50	0
Receive	3-Month USD-LIBOR	1.250	06/21/2020		25,600	582	(215)	367	23	0
Receive	3-Month USD-LIBOR	2.335	08/24/2025		4,900	(15)	(72)	(87)	13	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		6,100	51	(69)	(18)	19	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		56,900	(648)	3,089	2,441	178	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		700	61	(12)	49	2	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		4,400	180	(125)	55	19	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		8,000	762	(225)	537	34	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	7,800	(86)	41	(45)	85	0
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	8,700	57	(74)	(17)	0	(50)
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		11,400	(187)	(1)	(188)	145	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		200	(11)	3	(8)	7	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	1,100	1	0	1	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	03/20/2029		840,000	(25)	(20)	(45)	22	0
Receive (6)	6-Month JPY-LIBOR	0.415	03/25/2029		50,000	0	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021	MXN	100,300	(295)	69	(226)	0	(10)
Pay	28-Day MXN-TIIE	6.750	08/31/2021		147,500	(141)	138	(3)	0	(15)
Pay	28-Day MXN-TIIE	5.810	09/29/2021		3,900	8	(16)	(8)	0	(1)
Pay	28-Day MXN-TIIE	5.740	04/24/2023		21,700	0	(67)	(67)	0	(5)
Pay	28-Day MXN-TIIE	5.738	04/25/2023		19,300	0	(60)	(60)	0	(4)
Pay	28-Day MXN-TIIE	5.925	08/04/2023		1,000	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	5.935	08/04/2023		1,000	0	(3)	(3)	0	0

						$358	$1,722	$2,080	$655	$(365)

Total Swap Agreements						$(1,673)	$1,173	$(500)	$722	$(366)

(l)	Securities with an aggregate market value of $1,970 and cash of $202 have been pledged as collateral as of June 30, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(m)	Securities with an aggregate market value of $8,839 and cash of $3,705 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(n) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017		$446	AUD	588	$6	$0
	08/2017	AUD	588		$446	0	(6)
BOA	07/2017	EUR	6,050		6,800	0	(110)
	08/2017		$734	MXN	14,204	44	0
BPS	07/2017		5,488	EUR	4,825	22	0
	08/2017	EUR	4,825		$5,496	0	(22)
	08/2017		$981	PEN	3,228	9	0
	08/2017		440	TRY	1,593	8	0
CBK	07/2017	BRL	3,567		$1,085	8	0
	07/2017	GBP	3,660		4,709	0	(58)
	07/2017		$1,078	BRL	3,567	0	(2)
	07/2017		366	EUR	327	7	0
	08/2017		193	TRY	700	3	0
FBF	07/2017	CNH	52,482		$7,681	0	(59)
	07/2017		$1,936	INR	127,183	28	0
	09/2017	KRW	6,185,802		$5,479	72	0
	12/2017		$7,598	CNH	52,482	60	0
GLM	07/2017	BRL	7,763		$2,338	2	(6)
	07/2017	EUR	309		345	0	(8)
	07/2017		$2,337	BRL	7,763	7	0
	08/2017		1,253		4,196	6	0
	08/2017		410	TRY	1,491	8	0
	08/2017		415	ZAR	5,603	11	0
	10/2017		1,104	IDR	14,813,614	0	(4)
	10/2017		1,959	RUB	114,844	0	(55)
	12/2017	CNH	52,569		$7,244	0	(427)
HUS	08/2017		$188	MXN	3,379	0	(3)
	09/2017	SGD	7,113		$5,154	0	(19)
JPM	07/2017	GBP	298		386	0	(2)
	07/2017	NZD	1,071		771	0	(13)
	07/2017		$1,042	AUD	1,409	41	0
	07/2017		1,353	EUR	1,207	26	0
	07/2017		1,856	GBP	1,465	52	0
	08/2017		110	MXN	1,992	0	(1)
	10/2017		238	IDR	3,232,300	2	0
MSB	07/2017		7,590	CNH	52,482	151	0
RBC	07/2017	AUD	1,997		$1,505	0	(30)
	07/2017		$423	GBP	327	3	0
SCX	10/2017		352	IDR	4,764,780	2	0
UAG	07/2017		2,776	GBP	2,166	45	0
	08/2017	GBP	2,166		$2,778	0	(45)
	09/2017	HKD	6,495		835	1	0
	12/2017	CNH	59,061		8,111	0	(508)

Total Forward Foreign Currency Contracts						$624	$(1,378)

Purchased Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50	3,631.000	12/20/2019	EUR	262	$913	$612

Total Purchased Options						$913	$612

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MEI	Put - OTC iTraxx Europe 27 5-Year	Sell	0.750%	08/16/2017	EUR	28,000	$(51)	$(10)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50	2,300.000	12/20/2019	EUR	262	$(913)	$(286)

Total Written Options						$(964)	$(296)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Toshiba Corp.	1.000%	12/20/2017	6.700%	JPY	70,000	$(13)	$(4)	$0	$(17)
BRC	Toshiba Corp.	1.000	12/20/2017	6.700		10,000	(2)	(1)	0	(3)
CBK	Deutsche Bank AG	1.000	12/20/2017	0.488	EUR	500	(18)	20	2	0
	Toshiba Corp.	1.000	12/20/2017	6.700	JPY	10,000	(2)	0	0	(2)
DUB	Toshiba Corp.	1.000	12/20/2017	6.700		10,000	(2)	0	0	(2)
JPM	Toshiba Corp.	1.000	12/20/2017	6.700		10,000	(2)	0	0	(2)

							$(39)	$15	$2	$(26)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	CDX.HY-27 5-Year Index 25-35%	5.000%	12/20/2021	$4,300	$367	$228	$595	$0
GST	CMBX.NA.BB.6 Index	5.000	05/11/2063	1,000	(144)	(39)	0	(183)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	900	(88)	9	0	(79)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	1,125	(251)	119	0	(132)

					$(116)	$317	$595	$(394)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Pay	3-Month NZD-BBR	5.000%	12/17/2024	NZD	1,700	$25	$130	$155	$0

Total Swap Agreements							$(130)	$462	$752	$(420)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	Securities with an aggregate market value of $1,243 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$37,526	$6,346	$43,872
Corporate Bonds & Notes
Banking & Finance	0	61,383	7,341	68,724
Industrials	0	61,415	0	61,415
Utilities	0	11,660	0	11,660
Municipal Bonds & Notes
New York	0	285	0	285
U.S. Government Agencies	0	0	226	226
U.S. Treasury Obligations	0	63,642	0	63,642
Non-Agency Mortgage-Backed Securities	0	29,084	0	29,084
Asset-Backed Securities	0	27,838	0	27,838
Common Stocks
Consumer Discretionary	2,057	0	0	2,057
Financials	828	0	0	828
Health Care	353	0	0	353
Industrials	608	0	0	608
Telecommunication Services	403	0	0	403
Warrants
Utilities	6	0	0	6
Exchange-Traded Funds	1,606	0	0	1,606
Short-Term Instruments
Repurchase Agreements	0	6,842	0	6,842
U.S. Treasury Bills	0	96	0	96
	$5,861	$299,771	$13,913	$319,545

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$97,514	$0	$0	$97,514

Total Investments	$103,375	$299,771	$13,913	$417,059

Short Sales, at Value - Liabilities
Common Stocks	(243)	0	0	(243)
Corporate Bonds & Notes	0	(6,195)	0	(6,195)
	$(243)	$(6,195)	$0	$(6,438)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	130	1,335	0	1,465
Over the counter	0	1,988	0	1,988
	$130	$3,323	$0	$3,453

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(594)	(654)	0	(1,248)
Over the counter	0	(2,094)	0	(2,094)

	$(594)	$(2,748)	$0	$(3,342)

Total Financial Derivative Instruments	$(464)	$575	$0	$111

Totals	$102,668	$294,151	$13,913	$410,732

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$11,583	$34	$(6,901)	$0	$(6)	$17	$1,619	$0	$6,346	$16
Corporate Bonds & Notes
Banking & Finance	7,032	0	0	9	0	300	0	0	7,341	300
U.S. Government Agencies	222	0	(1)	1	1	3	0	0	226	4

Totals	$18,837	$34	$(6,902)	$10	$(5)	$320	$1,619	$0	$13,913	$320

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$3,270	Proxy Pricing	Base Price	100.250 - 102.000
	3,076	Third Party Vendor	Broker Quote	95.250 - 101.000
Corporate Bonds & Notes
Banking & Finance	4,096	Reference Instrument	Spread movement	281.000 bps
	3,245	Reference Instrument	OAS spread	549.080 bps
U.S. Government Agencies	226	Proxy Pricing	Base Price	57.500

Total	$13,913

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.0%
Air Methods Corp.
4.796% due 04/21/2024		$234	$232
Almonde, Inc.
4.736% due 06/13/2024		200	200
8.459% due 06/13/2025		300	306
Ascend Learning LLC
TBD% due 07/05/2022		300	300
Avolon Holdings Ltd.
3.462% due 09/20/2020		195	197
3.962% due 03/20/2022		1,296	1,309
Caesars Entertainment Operating Co., Inc.
TBD% due 03/31/2024		400	399
CCC Information Services, Inc.
4.226% due 04/27/2024		100	100
CD&R Plumb Buyer LLC
TBD% due 06/25/2018		1,100	1,094
CenturyLink, Inc.
1.375% due 01/31/2025		3,000	2,971
Charter Communications Operating LLC
3.230% due 07/01/2020		97	98
3.230% due 01/15/2022		1,383	1,388
3.480% due 01/15/2024		4,444	4,466
CityCenter Holdings LLC
3.716% due 04/18/2024		400	401
Community Health Systems, Inc.
3.939% - 3.952% due 12/31/2019		1,109	1,109
4.045% - 4.202% due 01/27/2021		2,044	2,044
Cortes NP Acquisition Corp.
5.226% due 11/30/2023		484	486
Delos Finance SARL
3.546% due 10/06/2023		200	201
Diamond Resorts Corp.
7.226% due 08/11/2023		1,489	1,501
Diaverum Holding SARL
TBD% due 05/31/2024	EUR	1,000	1,146
Endo Luxembourg Finance Co. SARL
5.500% due 04/29/2024		$1,922	1,940
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018		8,330	8,365
4.295% due 06/30/2017		51,138	51,242
Flying Fortress, Inc.
3.546% due 04/30/2020		100	101
Fortress Investment Group LLC
TBD% due 06/02/2022		1,100	1,108
Gardner Denver, Inc.
4.546% due 07/30/2020		6,051	6,072
Gartner, Inc.
3.226% due 04/05/2024		132	132
Gates Global LLC
4.546% due 04/01/2024		1,954	1,959
Hilton Worldwide Finance LLC
3.216% due 10/25/2023		3,341	3,355
Ineos Finance PLC
3.250% due 04/01/2024	EUR	697	802
Intelsat Jackson Holdings S.A.
4.000% due 06/30/2019		$3,771	3,745
Kinetic Concepts, Inc.
4.546% due 02/02/2024		300	299
Klockner-Pentaplast of America, Inc.
TBD% due 06/13/2024	EUR	350	399
Las Vegas Sands LLC
3.230% due 03/29/2024		$3,206	3,213
MA FinanceCo. LLC
3.964% due 04/26/2024		112	112
Nielsen Finance LLC
3.096% due 10/04/2023		569	570
OGX
TBD% due 04/10/2049 ^		1,281	340
Post Holdings, Inc.
TBD% due 05/24/2024		340	341
Restaurant Brands International, Inc.
3.476% - 3.546% due 02/16/2024		100	100
Rise Ltd.
4.750% due 01/31/2021 (g)		4,893	4,910
RPI Finance Trust
3.296% due 03/27/2023		543	546

Seattle Spinco, Inc.
4.030% due 03/14/2018		778	779
Sequa Mezzanine Holdings LLC
10.172% due 04/28/2022		100	102
Sprint Communications, Inc.
3.750% due 02/02/2024		14,564	14,579
TEX Operations Co. LLC
3.795% due 08/04/2023		1,346	1,335
3.976% due 08/04/2023		5,874	5,825
UPC Financing Partnership
3.909% due 04/15/2025		1,000	1,002
Valeant Pharmaceuticals International, Inc.
5.830% due 04/01/2022		4,713	4,782
VFH Parent LLC
TBD% due 10/15/2021		200	202
Xella International GmbH
TBD% due 02/02/2024	EUR	800	922

Total Loan Participations and Assignments (Cost $139,031)			139,127

CORPORATE BONDS & NOTES 39.1%
BANKING & FINANCE 19.0%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$2,590	2,662
4.625% due 10/30/2020		4,355	4,632
5.000% due 10/01/2021		1,300	1,408
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	123	152
Ally Financial, Inc.
3.250% due 09/29/2017		$650	652
3.250% due 02/13/2018		7,740	7,808
3.500% due 01/27/2019		1,989	2,021
3.600% due 05/21/2018		6,050	6,133
3.750% due 11/18/2019		380	389
4.125% due 03/30/2020		4,590	4,728
4.750% due 09/10/2018		80	82
6.250% due 12/01/2017		30	31
8.000% due 12/31/2018		70	76
8.000% due 11/01/2031		5,215	6,414
American International Group, Inc.
6.250% due 05/01/2036		5,600	7,034
American Tower Corp.
3.300% due 02/15/2021		100	103
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 (f)	EUR	200	262
Banco do Brasil S.A.
6.000% due 01/22/2020		$5,300	5,616
9.000% due 06/18/2024 (f)		1,204	1,225
Banque PSA Finance S.A.
5.750% due 04/04/2021		$1,447	1,578
Barclays Bank PLC
7.625% due 11/21/2022		18,617	21,328
14.000% due 06/15/2019 (f)	GBP	5,400	8,565
Barclays PLC
3.125% due 01/17/2024		3,100	4,182
3.250% due 02/12/2027		1,455	1,933
6.500% due 09/15/2019 (f)	EUR	1,250	1,479
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$10,460	10,518
BNP Paribas S.A.
7.625% due 03/30/2021 (f)		2,700	2,977
BPCE S.A.
12.500% due 09/30/2019 (f)	EUR	100	144
BRFkredit A/S
1.000% due 01/01/2018	DKK	2,000	309
1.000% due 04/01/2018		2,430	377
1.000% due 10/01/2018		7,960	1,246
2.000% due 04/01/2018		1,380	216
4.000% due 01/01/2018		4,140	650
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$500	493
4.700% due 06/22/2047		514	507
Brighthouse Holdings LLC
6.500% due 07/27/2037 (f)		400	394
Cantor Fitzgerald LP
7.875% due 10/15/2019		12,100	13,330
CIT Group, Inc.
3.875% due 02/19/2019		4,070	4,182
5.000% due 08/15/2022		490	529
5.375% due 05/15/2020		1,390	1,499
5.500% due 02/15/2019		798	840

Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	2,400	3,802
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (f)		$12,489	14,553
Credit Agricole S.A.
7.500% due 06/23/2026 (f)	GBP	200	293
7.875% due 01/23/2024 (f)		$800	882
8.125% due 09/19/2033		2,600	2,771
8.375% due 10/13/2019 (f)		9,230	10,338
Credit Suisse AG
6.500% due 08/08/2023		11,600	13,072
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		250	258
Crown Castle International Corp.
4.000% due 03/01/2027		199	205
CyrusOne LP
5.000% due 03/15/2024		168	173
5.375% due 03/15/2027		87	91
Deutsche Bank AG
3.095% due 05/10/2019		140	143
4.250% due 10/14/2021		24,800	25,992
6.000% due 09/01/2017		70	70
Doctors Co.
6.500% due 10/15/2023		10,425	11,563
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		12,387	12,869
Equinix, Inc.
5.375% due 05/15/2027		567	606
General Motors Financial Co., Inc.
2.400% due 05/09/2019		100	100
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		1,332	60
Host Hotels & Resorts LP
3.875% due 04/01/2024		560	570
Howard Hughes Corp.
5.375% due 03/15/2025		950	974
HSBC Holdings PLC
3.262% due 03/13/2023		1,130	1,152
4.041% due 03/13/2028		1,020	1,058
6.000% due 09/29/2023 (f)	EUR	2,600	3,337
6.000% due 05/22/2027 (f)		$720	746
ING Groep NV
6.500% due 04/16/2025 (f)		200	211
International Lease Finance Corp.
4.625% due 04/15/2021		150	160
5.875% due 04/01/2019		6,490	6,896
6.250% due 05/15/2019		300	322
8.250% due 12/15/2020		980	1,156
8.625% due 01/15/2022		100	123
8.875% due 09/01/2017		50	51
Intesa Sanpaolo SpA
6.500% due 02/24/2021		12,725	14,267
Jefferies Finance LLC
7.375% due 04/01/2020		220	227
KBC Bank NV
8.000% due 01/25/2023		200	206
Kennedy Wilson Europe Real Estate PLC
3.950% due 06/30/2022	GBP	200	268
KSA Sukuk Ltd.
2.894% due 04/20/2022		$4,600	4,613
3.628% due 04/20/2027		3,100	3,170
Liberty Mutual Finance Europe DAC
1.750% due 03/27/2024	EUR	260	302
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		$200	214
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		8,200	11,181
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	400	578
Nationwide Building Society
10.250% due 06/29/2049 (f)		7	1,377
Navient Corp.
4.625% due 09/25/2017		$180	181
4.875% due 06/17/2019		400	417
5.500% due 01/15/2019		998	1,042
5.875% due 03/25/2021		4,175	4,425
7.250% due 01/25/2022		40	44
8.000% due 03/25/2020		17,735	19,863
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	600	93
2.000% due 01/01/2018		2,430	379
2.000% due 04/01/2018		900	141

Novo Banco S.A.
5.000% due 04/23/2019	EUR	1,350	1,272
5.000% due 05/14/2019		5,400	5,088
5.000% due 05/21/2019		2,500	2,356
Nykredit Realkredit A/S
1.000% due 01/01/2018	DKK	2,800	433
1.000% due 04/01/2018		30,050	4,672
1.000% due 07/01/2018		3,990	622
2.000% due 01/01/2018		8,000	1,247
2.000% due 04/01/2018		28,210	4,415
2.000% due 07/01/2018		1,380	216
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$700	710
4.950% due 04/01/2024		1,900	1,992
OneMain Financial Holdings LLC
6.750% due 12/15/2019		14,425	15,200
7.250% due 12/15/2021		1,555	1,646
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		240	242
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (e)		640	628
Prologis LP
2.250% due 06/30/2029	GBP	300	380
Provident Funding Associates LP
6.375% due 06/15/2025		$187	192
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	8,200	1,270
1.000% due 04/01/2018		96,730	15,035
2.000% due 01/01/2018		7,620	1,185
2.000% due 04/01/2018		40,900	6,397
Rio Oil Finance Trust
9.250% due 07/06/2024		$14,316	14,606
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	7,000	8,500
2.652% due 05/15/2023		$2,578	2,601
3.498% due 05/15/2023		1,858	1,871
4.800% due 04/05/2026		5,500	5,855
7.648% due 09/30/2031 (f)		1,850	2,289
8.000% due 08/10/2025 (f)		6,870	7,476
8.625% due 08/15/2021 (f)		5,500	6,009
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	2,125	2,551
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (f)	GBP	4,050	5,554
Santander UK PLC
5.000% due 11/07/2023		$2,300	2,473
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		16,050	17,322
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,619
SLM Corp.
5.125% due 04/05/2022		1,670	1,708
Societe Generale S.A.
8.000% due 09/29/2025 (f)		5,921	6,728
Springleaf Finance Corp.
5.250% due 12/15/2019		4,950	5,161
6.000% due 06/01/2020		100	106
6.125% due 05/15/2022		3,871	4,094
8.250% due 12/15/2020		1,365	1,536
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	2,997	4,056
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	98	138
5.801% due 10/13/2040		206	299
6.052% due 10/13/2039		10,736	15,911
UBS AG
4.750% due 05/22/2023		$900	919
5.125% due 05/15/2024		200	212
7.625% due 08/17/2022		19,500	22,942
UBS Group Funding Switzerland AG
2.406% due 05/23/2023		2,500	2,540
3.491% due 05/23/2023		2,000	2,048
Woori Bank
2.875% due 10/02/2018		200	202

			527,813

INDUSTRIALS 14.5%
Air Canada Pass-Through Trust
3.600% due 09/15/2028		702	714
Alliance Data Systems Corp.
4.500% due 03/15/2022	EUR	250	297

ALROSA Finance S.A.
7.750% due 11/03/2020		$13,400	15,177
Altice Financing S.A.
7.500% due 05/15/2026		9,000	10,012
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	18,600	22,551
7.750% due 05/15/2022		$2,600	2,763
American Airlines Pass-Through Trust
3.650% due 02/15/2029		300	310
4.375% due 04/01/2024		592	606
Applied Materials, Inc.
3.300% due 04/01/2027		540	550
4.350% due 04/01/2047		470	501
AutoNation, Inc.
3.350% due 01/15/2021		130	132
5.500% due 02/01/2020		80	86
6.750% due 04/15/2018		150	156
Banijay Group S.A.S.
4.000% due 07/01/2022 (b)	EUR	210	243
Belden, Inc.
3.375% due 07/15/2027 (b)		270	309
Broadcom Corp.
3.000% due 01/15/2022		$974	984
3.625% due 01/15/2024		65	67
3.875% due 01/15/2027		436	449
Burger King Worldwide, Inc.
4.250% due 05/15/2024		1,056	1,052
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018 ^		1,905	1,762
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022		15,400	16,747
CDK Global, Inc.
4.875% due 06/01/2027		418	431
Charter Communications Operating LLC
3.579% due 07/23/2020		288	298
4.908% due 07/23/2025		4,200	4,545
6.484% due 10/23/2045		1,100	1,327
Chemours Co.
5.375% due 05/15/2027		228	234
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		3,900	4,173
Cimarex Energy Co.
3.900% due 05/15/2027		238	240
CommScope Technologies LLC
5.000% due 03/15/2027		12	12
Community Health Systems, Inc.
6.250% due 03/31/2023		817	846
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		487	500
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		2,700	1
9.250% due 06/30/2020 ^		14,300	4
CSC Holdings LLC
7.625% due 07/15/2018		3,000	3,173
8.625% due 02/15/2019		5,300	5,822
CSN Resources S.A.
6.500% due 07/21/2020		380	284
CVS Pass-Through Trust
5.773% due 01/10/2033		329	375
5.926% due 01/10/2034		34	39
6.036% due 12/10/2028		102	115
6.943% due 01/10/2030		8,962	10,661
7.507% due 01/10/2032		6,066	7,507
8.353% due 07/10/2031		1,302	1,683
D.R. Horton, Inc.
4.000% due 02/15/2020		10	10
Dell International LLC
4.420% due 06/15/2021		30	32
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		33	38
7.750% due 06/17/2021		308	339
Diamond Resorts International, Inc.
7.750% due 09/01/2023		3,143	3,339
DISH DBS Corp.
4.250% due 04/01/2018		533	541
4.625% due 07/15/2017		2,970	2,974
7.875% due 09/01/2019		7,650	8,453
Dollar Tree, Inc.
5.250% due 03/01/2020		500	514
DXC Technology Co
2.875% due 03/27/2020		1,600	1,621
4.250% due 04/15/2024		247	256
4.750% due 04/15/2027		457	477

Endo Finance LLC
5.375% due 01/15/2023		1,800	1,512
Enterprise Products Operating LLC
4.877% due 08/01/2066		7,175	7,211
7.034% due 01/15/2068		1,200	1,235
EW Scripps Co.
5.125% due 05/15/2025		109	113
First Quality Finance Co., Inc.
5.000% due 07/01/2025		183	187
Flex Ltd.
5.000% due 02/15/2023		3,700	4,050
Forest Laboratories LLC
5.000% due 12/15/2021		50	55
Harvest Operations Corp.
2.125% due 05/14/2018		210	210
HCA, Inc.
4.500% due 02/15/2027		3,360	3,465
4.750% due 05/01/2023		2,100	2,226
5.500% due 06/15/2047		529	549
6.500% due 02/15/2020		600	656
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	900	1,018
Hexion, Inc.
13.750% due 02/01/2022		$244	216
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		1,033	1,068
4.875% due 04/01/2027		657	689
iHeartCommunications, Inc.
9.000% due 09/15/2022		8,900	6,619
j2 Cloud Services LLC
6.000% due 07/15/2025		200	207
KazMunayGas National Co. JSC
9.125% due 07/02/2018		3,500	3,709
KFC Holding Co.
4.750% due 06/01/2027		304	311
Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	12,731
7.800% due 08/01/2031		2,300	2,907
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		4,584	4,532
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		6,230	5,342
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		1,330	1,334
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032 (i)	GBP	1,700	2,749
Molina Healthcare, Inc.
4.875% due 06/15/2025		$105	106
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	100	121
New Albertson’s, Inc.
6.570% due 02/23/2028		$800	613
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		68	70
5.500% due 10/01/2021		12,300	12,761
Nokia Oyj
3.375% due 06/12/2022		190	192
4.375% due 06/12/2027		190	194
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		410	437
NOVA Chemicals Corp.
4.875% due 06/01/2024		9	9
5.250% due 06/01/2027		197	197
OGX Austria GmbH
8.375% due 04/01/2022 ^		12,200	1
8.500% due 06/01/2018 ^		20,900	0
OI European Group BV
3.125% due 11/15/2024	EUR	300	348
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		$230	230
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,976	1,897
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		581	610
5.500% due 02/15/2024		152	159
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		11,221	4,068
5.500% due 04/12/2037		49,585	17,851
Petroleos Mexicanos
3.750% due 04/16/2026	EUR	1,900	2,178
5.125% due 03/15/2023		2,700	3,475
5.500% due 06/27/2044		$3,546	3,152
6.375% due 02/04/2021		6,090	6,606

6.375% due 01/23/2045		8,800	8,624
6.500% due 03/13/2027		2,830	3,044
6.625% due 06/15/2035		9,900	10,284
6.625% due 06/15/2038		6,600	6,715
6.750% due 09/21/2047		7,081	7,169
Petronas Capital Ltd.
5.250% due 08/12/2019		500	532
PetSmart, Inc.
5.875% due 06/01/2025		748	725
Quintiles IMS, Inc.
3.250% due 03/15/2025	EUR	500	582
QVC, Inc.
4.450% due 02/15/2025		$100	99
5.950% due 03/15/2043		4,800	4,612
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,370	1,540
6.332% due 09/30/2027		500	577
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		18,600	19,057
6.875% due 02/15/2021		972	1,000
Rockies Express Pipeline LLC
6.000% due 01/15/2019		4,200	4,399
Rockwell Collins, Inc.
1.950% due 07/15/2019		130	130
2.800% due 03/15/2022		830	838
3.200% due 03/15/2024		450	457
3.500% due 03/15/2027		540	549
4.350% due 04/15/2047		270	284
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		200	223
5.750% due 05/15/2024		3,200	3,568
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	4,500	5,219
SES Global Americas Holdings GP
2.500% due 03/25/2019		$100	100
SFR Group S.A.
5.625% due 05/15/2024	EUR	400	493
6.000% due 05/15/2022		$2,250	2,357
6.250% due 05/15/2024		8,200	8,692
7.375% due 05/01/2026		15,950	17,366
Sirius XM Radio, Inc.
3.875% due 08/01/2022 (b)		454	460
5.000% due 08/01/2027 (b)		183	185
Smithfield Foods, Inc.
2.700% due 01/31/2020		120	121
3.350% due 02/01/2022		10	10
Spirit Issuer PLC
3.000% due 12/28/2031	GBP	30	38
6.582% due 12/28/2027		200	285
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$300	303
Surgery Center Holdings, Inc.
6.750% due 07/01/2025		108	110
Symantec Corp.
5.000% due 04/15/2025		185	194
Tech Data Corp.
3.700% due 02/15/2022		114	116
4.950% due 02/15/2027		294	312
Tenet Healthcare Corp.
4.625% due 07/15/2024		1,230	1,235
THC Escrow Corp.
4.625% due 07/15/2024		260	261
Time Warner Cable LLC
5.000% due 02/01/2020		200	213
Time Warner, Inc.
3.800% due 02/15/2027		479	483
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	2,240	2,712
UPC Holding BV
6.375% due 09/15/2022		800	955
UPCB Finance Ltd.
3.625% due 06/15/2029		920	1,039
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		$4,200	4,064
6.500% due 03/15/2022		450	473
7.000% due 03/15/2024		867	914
VeriSign, Inc.
4.750% due 07/15/2027		88	89
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	400	538
Volkswagen Group of America Finance LLC
1.642% due 05/22/2018		$900	901
1.650% due 05/22/2018		500	500

WellCare Health Plans, Inc.
5.250% due 04/01/2025		427	448
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	3,300	3,812
7.375% due 04/23/2021		$13,600	14,152
Wyndham Worldwide Corp.
4.150% due 04/01/2024		168	173
4.500% due 04/01/2027		188	194
Wynn Las Vegas LLC
5.250% due 05/15/2027		797	817
Yellowstone Energy LP
5.750% due 12/31/2026		3,291	3,291

			405,141

UTILITIES 5.6%
AT&T, Inc.
2.023% due 07/15/2021		4,862	4,915
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		310	311
CNOOC Finance Ltd.
3.000% due 05/09/2023		3,000	2,972
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	211
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		20	22
Enable Midstream Partners LP
2.400% due 05/15/2019		50	50
FirstEnergy Corp.
3.900% due 07/15/2027		413	414
4.850% due 07/15/2047		305	310
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		15,300	15,580
6.000% due 11/27/2023		400	437
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,911
6.510% due 03/07/2022		10,000	11,059
8.146% due 04/11/2018		2,900	3,024
8.625% due 04/28/2034		5,600	7,486
9.250% due 04/23/2019		200	223
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	102
Majapahit Holding BV
7.750% due 01/20/2020		6,310	7,067
8.000% due 08/07/2019		6,900	7,685
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		9,939	5,416
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		334	362
Petrobras Global Finance BV
5.375% due 01/27/2021		20,200	20,588
6.125% due 01/17/2022		2,173	2,249
6.875% due 01/20/2040		150	143
7.250% due 03/17/2044		1,514	1,494
7.375% due 01/17/2027		3,438	3,646
8.375% due 05/23/2021		20,745	23,273
8.750% due 05/23/2026		1,748	2,015
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		528	548
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020		310	312
Sprint Capital Corp.
6.900% due 05/01/2019		2,610	2,799
Sprint Communications, Inc.
7.000% due 08/15/2020		740	816
8.375% due 08/15/2017		4,700	4,741
Telecom Italia SpA
7.375% due 12/15/2017	GBP	3,500	4,689
Terraform Global Operating LLC
9.750% due 08/15/2022		$6,600	7,425
Transocean Phoenix Ltd.
7.750% due 10/15/2024		198	211
Transocean Proteus Ltd.
6.250% due 12/01/2024		35	36
Verizon Communications, Inc.
2.625% due 08/15/2026		40	37
4.125% due 03/16/2027		2,530	2,618
5.250% due 03/16/2037		1,690	1,825

5.500% due 03/16/2047	960	1,055

		156,077

Total Corporate Bonds & Notes (Cost $1,104,042)		1,089,031

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.0%
California State Public Works Board Revenue Notes, Series 2011
5.786% due 12/01/2021	250	269

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	280	260
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	800	825
7.750% due 01/01/2042	2,475	2,525
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	470	487
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	170	172
7.350% due 07/01/2035	120	128
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	3,045	2,854

		7,251

TEXAS 0.6%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017	11,865	11,866
8.250% due 07/01/2024	3,700	3,924

		15,790

Total Municipal Bonds & Notes (Cost $22,927)		23,310

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
1.659% due 10/18/2030	3	3
3.000% due 12/01/2046 - 01/01/2047	23,011	22,999
3.434% due 09/25/2040 (a)	1,091	126
3.500% due 02/01/2045 - 09/01/2046	13,022	13,382
4.584% due 09/25/2037 (a)	1,435	210
5.000% due 11/01/2035	68	75
6.500% due 06/25/2028	64	71
6.850% due 12/18/2027	39	44
Fannie Mae, TBA
3.000% due 08/01/2047	15,000	14,954
3.500% due 07/01/2047 - 09/01/2047	145,900	149,531
Freddie Mac
1.659% due 09/15/2030	11	11
1.892% due 10/25/2044 - 02/25/2045	95	97
2.092% due 07/25/2044	138	140
3.045% due 05/01/2023	5	5
6.500% due 07/25/2043	7	8
Ginnie Mae
2.125% due 05/20/2026 - 07/20/2026	26	26
2.250% due 11/20/2023 - 11/20/2027	29	30
2.375% due 03/20/2026	11	11
6.112% due 09/16/2042	804	813
9.250% due 06/20/2021	1	1
New Valley Generation
7.299% due 03/15/2019	177	184
Small Business Administration
4.340% due 03/01/2024	40	41
5.080% due 11/01/2022	68	72
5.130% due 09/01/2023	6	7
6.900% due 12/01/2020	31	33
7.190% due 12/01/2019	12	13
Vendee Mortgage Trust
6.000% due 12/15/2030	196	198

Total U.S. Government Agencies (Cost $203,685)		203,085

U.S. TREASURY OBLIGATIONS 17.9%
U.S. Treasury Bonds
2.250% due 08/15/2046	6,300	5,557
2.500% due 02/15/2045	2,900	2,711
2.750% due 08/15/2042	1,800	1,783
2.750% due 11/15/2042	5,150	5,097
3.000% due 05/15/2042 (m)	4,000	4,149
3.125% due 02/15/2042 (m)	3,450	3,659

3.125% due 02/15/2043	23,500	24,860
3.750% due 11/15/2043	1,500	1,766
4.375% due 05/15/2040	10,150	12,971
4.625% due 02/15/2040	4,700	6,206
6.125% due 11/15/2027	5,350	7,229
6.250% due 05/15/2030	7,950	11,339
U.S. Treasury Notes
1.125% due 08/31/2021 (k)	57,300	55,795
1.375% due 08/31/2023 (k)(m)	20,700	19,884
1.875% due 01/31/2022 (i)	143,700	143,888
2.000% due 02/15/2025 (m)	1,900	1,874
2.000% due 08/15/2025 (k)(m)	29,800	29,293
2.125% due 08/15/2021 (i)(k)(m)	141,000	142,988
2.125% due 02/29/2024 (m)	17,100	17,118

Total U.S. Treasury Obligations (Cost $501,798)		498,167

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
Adjustable Rate Mortgage Trust
3.123% due 01/25/2036 ^	320	300
3.165% due 01/25/2035	715	724
American Home Mortgage Assets Trust
1.406% due 05/25/2046 ^	353	280
1.426% due 10/25/2046	865	650
American Home Mortgage Investment Trust
3.164% due 12/25/2035	758	480
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	517	518
Banc of America Funding Trust
1.716% due 06/26/2035	619	615
3.263% due 09/20/2035 ^	139	129
3.673% due 03/20/2036	87	81
5.500% due 01/25/2036	167	172
6.000% due 07/25/2037 ^	464	359
6.000% due 08/25/2037 ^	272	261
Banc of America Mortgage Trust
3.439% due 02/25/2036 ^	30	28
3.450% due 11/20/2046 ^	2,214	2,145
3.490% due 11/25/2034	59	57
5.500% due 12/25/2020	82	83
6.000% due 10/25/2036 ^	255	222
BB-UBS Trust
2.892% due 06/05/2030	12,800	12,706
Bear Stearns Adjustable Rate Mortgage Trust
2.950% due 02/25/2033	4	4
3.210% due 08/25/2035	1,512	1,385
3.260% due 03/25/2035	7,667	7,756
3.282% due 02/25/2036 ^	917	908
3.359% due 01/25/2035	24	23
3.432% due 01/25/2034	13	13
3.452% due 01/25/2035	611	605
3.565% due 01/25/2034	3	3
3.630% due 02/25/2033	7	6
Bear Stearns ALT-A Trust
1.556% due 08/25/2036 ^	1,323	1,246
3.250% due 11/25/2036 ^	4,086	3,379
3.254% due 11/25/2036	258	233
3.361% due 09/25/2035	911	784
3.392% due 11/25/2036 ^	229	211
3.416% due 03/25/2036 ^	406	319
3.444% due 08/25/2036 ^	422	325
3.475% due 05/25/2035	229	228
Chase Mortgage Finance Trust
5.500% due 11/25/2035	810	794
5.500% due 07/25/2037 ^	2,012	1,298
Citigroup Global Markets Mortgage Securities, Inc.
1.716% due 05/25/2032	14	14
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035	430	434
3.176% due 08/25/2035 ^	107	78
3.203% due 04/25/2037 ^	445	364
3.210% due 10/25/2035 ^	672	673
3.234% due 05/25/2035	661	662
3.430% due 05/25/2035	80	80
3.573% due 03/25/2034	27	27
3.667% due 09/25/2037 ^	794	726
5.238% due 09/25/2037 ^	446	374
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,323	1,222
Countrywide Alternative Loan Trust
1.336% due 06/25/2036	5,322	4,536
1.396% due 04/25/2046	13,889	11,729

1.407% due 12/20/2046 ^		1,861	1,514
1.422% due 07/20/2046 ^		786	485
1.492% due 09/20/2046		475	209
1.542% due 11/20/2035		252	234
1.732% due 12/25/2035		186	171
3.035% due 10/25/2035 ^		56	47
3.545% due 02/25/2037 ^		1,681	1,548
5.500% due 11/25/2035 ^		1,260	1,064
5.500% due 12/25/2035 ^		889	753
5.500% due 01/25/2036		342	291
5.750% due 02/25/2035		750	719
5.750% due 03/25/2037 ^		193	164
6.000% due 02/25/2037 ^		4,091	2,897
6.250% due 11/25/2036 ^		1,575	1,409
6.250% due 12/25/2036 ^		736	551
6.250% due 08/25/2037 ^		5,216	4,620
Countrywide Home Loan Mortgage Pass-Through Trust
1.516% due 04/25/2046 ^		45	42
1.676% due 05/25/2035		157	133
3.074% due 04/20/2035		156	156
3.308% due 07/20/2034		423	410
3.328% due 10/19/2032		3	3
3.536% due 02/25/2034		342	342
5.500% due 01/25/2035		406	411
5.500% due 09/25/2035 ^		462	461
5.500% due 12/25/2035 ^		518	475
6.000% due 05/25/2036 ^		311	269
6.000% due 01/25/2037 ^		6,308	5,501
Countrywide Home Loan Reperforming REMIC Trust
1.556% due 06/25/2035		154	143
Credit Suisse Commercial Mortgage Trust
6.253% due 09/15/2039		1,274	1,273
Credit Suisse First Boston Mortgage Securities Corp.
3.047% due 06/25/2033		233	231
6.000% due 01/25/2036 ^		1,060	767
Credit Suisse Mortgage Capital Certificates
3.200% due 09/26/2047		771	774
3.310% due 02/26/2036		723	710
Deutsche ALT-A Securities, Inc.
1.396% due 06/25/2037 ^		1,134	1,074
3.079% due 10/25/2035		103	87
5.500% due 12/25/2035 ^		538	479
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		214	181
Deutsche Mortgage & Asset Receiving Corp.
2.124% due 07/27/2045		199	200
Dragon Finance BV
1.722% due 07/13/2023	GBP	5,695	7,158
EMF-NL Prime BV
0.468% due 04/17/2041	EUR	1,468	1,574
Eurosail PLC
0.120% due 09/10/2044		4,400	3,978
0.990% due 09/13/2045	GBP	8,383	10,107
1.240% due 06/13/2045		11,799	14,818
First Horizon Asset Securities, Inc.
3.008% due 02/25/2036		$248	235
First Horizon Mortgage Pass-Through Trust
3.184% due 02/25/2035		359	360
5.750% due 02/25/2036 ^		178	158
5.750% due 05/25/2037 ^		1,169	947
GMAC Mortgage Corp. Loan Trust
3.481% due 11/19/2035		189	181
3.808% due 04/19/2036 ^		95	89
GreenPoint Mortgage Funding Trust
1.486% due 11/25/2045		63	56
Greenpoint Mortgage Pass-Through Certificates
3.718% due 10/25/2033		355	353
GSR Mortgage Loan Trust
3.203% due 11/25/2035 ^		129	112
3.209% due 09/25/2035		76	78
3.217% due 06/25/2034		96	95
3.279% due 11/25/2035		1,130	1,147
3.370% due 01/25/2036 ^		158	154
3.532% due 05/25/2035		488	482
3.762% due 05/25/2034		390	396
6.000% due 02/25/2036 ^		2,529	2,110
6.000% due 03/25/2037 ^		475	455
6.000% due 05/25/2037 ^		177	175
HarborView Mortgage Loan Trust
1.194% due 09/19/2037		777	707
1.399% due 01/19/2038		952	901
3.219% due 06/19/2036 ^		233	166
HomeBanc Mortgage Trust
1.476% due 01/25/2036		539	486

3.181% due 04/25/2037 ^	128	116
IndyMac Mortgage Loan Trust
1.294% due 06/25/2037 ^	234	177
1.456% due 07/25/2035	71	63
3.296% due 07/25/2037	163	133
3.419% due 08/25/2036	101	80
3.636% due 06/25/2036	509	460
JPMorgan Alternative Loan Trust
1.326% due 09/25/2036 ^	630	659
1.356% due 03/25/2037	1,178	914
JPMorgan Chase Commercial Mortgage Securities Trust
5.667% due 01/12/2043	12,256	12,347
JPMorgan Mortgage Trust
3.199% due 08/25/2035 ^	625	604
3.258% due 07/27/2037	1,744	1,667
3.260% due 04/25/2036 ^	582	541
3.370% due 06/25/2037 ^	2,857	2,561
3.408% due 07/25/2035	88	87
3.411% due 07/25/2035	121	121
3.614% due 04/25/2035	1,133	1,148
5.750% due 01/25/2036 ^	356	303
JPMorgan Resecuritization Trust
1.551% due 03/26/2037	129	129
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	328	330
Lehman XS Trust
1.376% due 03/25/2047 ^	735	701
1.396% due 07/25/2037 ^	756	644
MASTR Adjustable Rate Mortgages Trust
1.456% due 05/25/2037	163	108
1.472% due 01/25/2047 ^	949	695
1.556% due 05/25/2047 ^	345	176
3.270% due 08/25/2034	41	41
3.506% due 11/25/2033	35	35
MASTR Alternative Loan Trust
1.616% due 03/25/2036	562	127
Merrill Lynch Alternative Note Asset Trust
3.624% due 06/25/2037 ^	227	167
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036	1,861	1,791
2.665% due 10/25/2035	717	718
3.020% due 11/25/2035	186	188
3.073% due 12/25/2035	1,294	1,199
3.308% due 05/25/2034	308	303
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	351	351
6.076% due 08/12/2049	17	17
Morgan Stanley Mortgage Loan Trust
3.264% due 11/25/2037	1,422	1,219
4.610% due 07/25/2035 ^	981	857
6.000% due 10/25/2037 ^	6,035	5,155
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047	193	192
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.596% due 12/25/2035	1,366	1,287
Prime Mortgage Trust
1.716% due 02/25/2035	528	500
RBSGC Structured Trust
5.500% due 11/25/2035 ^	3,895	3,776
RBSSP Resecuritization Trust
1.491% due 04/26/2037	274	261
1.533% due 09/26/2034	318	307
Residential Accredit Loans, Inc. Trust
1.316% due 05/25/2037	585	520
1.406% due 07/25/2036	263	233
1.416% due 12/25/2046 ^	361	300
1.446% due 05/25/2037 ^	104	79
3.670% due 03/25/2035 ^	440	386
3.777% due 02/25/2035 ^	138	113
4.856% due 02/25/2036 ^	158	130
6.000% due 06/25/2036 ^	154	140
6.000% due 05/25/2037 ^	128	115
6.500% due 07/25/2036	604	553
Residential Asset Securitization Trust
1.616% due 01/25/2046 ^	1,067	514
6.000% due 02/25/2036	465	366
6.250% due 09/25/2037 ^	2,215	1,632
Residential Funding Mortgage Securities, Inc. Trust
3.526% due 09/25/2035 ^	276	231
3.920% due 02/25/2036 ^	671	615
6.000% due 10/25/2036 ^	680	655
Structured Adjustable Rate Mortgage Loan Trust
1.416% due 04/25/2047	910	692

3.105% due 05/25/2036 ^		2,972	2,763
3.143% due 01/25/2035		278	273
3.165% due 09/25/2036 ^		2,217	1,669
3.331% due 09/25/2035		3,319	2,965
3.636% due 03/25/2036 ^		117	99
Structured Asset Mortgage Investments Trust
1.436% due 05/25/2036		1,684	1,485
1.476% due 05/25/2046 ^		34	26
1.869% due 09/19/2032		33	32
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.244% due 07/25/2032		1	1
3.271% due 06/25/2033		263	259
6.000% due 11/25/2034		395	403
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034		109	108
Uropa Securities PLC
0.489% due 06/10/2059	GBP	12,914	16,220
0.639% due 06/10/2059		2,983	3,551
0.839% due 06/10/2059		2,333	2,753
1.039% due 06/10/2059		2,487	2,901
Wachovia Mortgage Loan Trust LLC
3.011% due 08/20/2035 ^		$879	813
3.249% due 10/20/2035		95	84
WaMu Mortgage Pass-Through Certificates Trust
1.432% due 02/25/2047 ^		767	659
1.476% due 11/25/2045		1,305	1,261
1.482% due 06/25/2047 ^		156	53
1.486% due 12/25/2045		1,072	1,056
1.502% due 12/25/2046		370	358
1.536% due 08/25/2045		943	937
1.612% due 10/25/2046 ^		1,461	1,314
1.732% due 08/25/2046		3,140	2,869
1.895% due 02/27/2034		37	37
1.932% due 11/25/2042		3	3
2.132% due 06/25/2042		5	5
2.132% due 08/25/2042		6	6
2.145% due 07/25/2046		1,031	986
2.145% due 10/25/2046		251	239
2.795% due 09/25/2033		4,934	5,011
2.808% due 12/25/2036 ^		506	480
2.918% due 09/25/2036 ^		498	471
3.028% due 02/25/2037 ^		3,803	3,546
Washington Mutual Mortgage Pass-Through Certificates Trust
1.456% due 01/25/2047 ^		759	639
1.502% due 04/25/2047 ^		62	3
1.572% due 05/25/2047 ^		101	21
3.257% due 02/25/2033		2	2
Wells Fargo Mortgage-Backed Securities Trust
1.716% due 07/25/2037 ^		217	188
2.932% due 09/25/2033		86	88
3.026% due 12/25/2034		158	160
3.107% due 03/25/2036		1,183	1,191
3.139% due 11/25/2037 ^		1,196	1,138
3.152% due 06/25/2035		499	511
3.167% due 07/25/2036 ^		469	472
3.239% due 04/25/2035		550	556
3.264% due 10/25/2035		419	420
3.315% due 04/25/2035		113	114
3.324% due 07/25/2036 ^		165	166
3.329% due 05/25/2036 ^		341	328
3.330% due 04/25/2036 ^		88	83
5.500% due 03/25/2036		1,797	1,840
5.750% due 05/25/2036 ^		639	642
6.000% due 04/25/2037 ^		745	747

Total Non-Agency Mortgage-Backed Securities (Cost $239,973)			254,059

ASSET-BACKED SECURITIES 11.1%
ACE Securities Corp. Home Equity Loan Trust
1.516% due 02/25/2036		609	600
Adams Mill CLO Ltd.
2.588% due 07/15/2026		5,000	5,015
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		3,596	3,861
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.666% due 01/25/2036		3,222	2,906
Ares CLO Ltd.
2.348% due 04/17/2026		1,000	1,003
Argent Securities Trust
1.486% due 05/25/2036		703	254
Asset-Backed Funding Certificates Trust
1.376% due 01/25/2037		879	594
1.436% due 01/25/2037		3,763	2,563

B2R Mortgage Trust
2.567% due 06/15/2049		8,655	8,607
Bear Stearns Asset-Backed Securities Trust
1.326% due 02/25/2037		327	328
1.536% due 08/25/2036		667	668
1.706% due 09/25/2035		1,000	987
2.016% due 10/27/2032		36	34
2.216% due 10/25/2037		444	447
2.416% due 10/25/2034		300	302
2.466% due 08/25/2037		1,448	1,398
Carlyle Global Market Strategies Euro CLO Ltd.
0.690% due 08/15/2027	EUR	2,700	3,088
Carrington Mortgage Loan Trust
1.676% due 06/25/2035		$993	994
CFIP CLO Ltd.
2.625% due 04/13/2025		6,800	6,809
CIFC Funding Ltd.
2.308% due 04/16/2025		8,200	8,209
Citigroup Mortgage Loan Trust, Inc.
1.466% due 08/25/2036		3,000	2,424
Countrywide Asset-Backed Certificates
1.386% due 06/25/2047		606	599
1.396% due 06/25/2047		934	918
1.476% due 11/25/2037		4,227	3,326
1.986% due 11/25/2035		111	112
4.741% due 04/25/2036		768	714
4.816% due 07/25/2036		1,300	1,297
4.856% due 10/25/2046 ^		1,025	931
Countrywide Asset-Backed Certificates Trust
1.366% due 02/25/2037		517	511
1.376% due 09/25/2046		98	96
4.757% due 08/25/2035		787	812
CPS Auto Receivables Trust
1.620% due 01/15/2020		4,000	3,997
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		409	211
Dryden Euro CLO BV
0.692% due 08/23/2026	EUR	4,487	5,137
1.250% due 08/23/2026		300	346
Exeter Automobile Receivables Trust
1.960% due 03/15/2021		$985	984
Fieldstone Mortgage Investment Trust
1.184% due 11/25/2036		1,348	823
First Franklin Mortgage Loan Trust
1.356% due 09/25/2036		143	142
1.456% due 10/25/2036		1,619	1,221
2.491% due 07/25/2034		608	600
First NLC Trust
1.356% due 08/25/2037		211	122
1.496% due 08/25/2037		141	83
Flagship Credit Auto Trust
1.930% due 12/15/2021		894	894
Goldentree Loan Opportunities Ltd.
2.368% due 04/19/2026		1,550	1,556
GSAA Home Equity Trust
1.386% due 09/25/2036		1,501	769
1.516% due 03/25/2037		346	242
GSAA Trust
1.516% due 05/25/2047		327	258
Harbourmaster CLO BV
0.108% due 05/08/2023	EUR	100	115
Highlander Euro CDO BV
0.070% due 12/14/2022		6,266	7,135
Home Equity Asset Trust
1.496% due 08/25/2036		$1,000	946
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.456% due 11/25/2036		2,000	1,401
1.656% due 03/25/2036		6,000	5,070
JPMorgan Mortgage Acquisition Trust
1.366% due 07/25/2036		1,608	812
KKR Financial CLO Ltd.
2.603% due 01/23/2026		11,600	11,640
Limerock CLO Ltd.
2.356% due 10/20/2026		900	901
Long Beach Mortgage Loan Trust
1.596% due 08/25/2045		597	568
Madison Park Funding Ltd.
1.420% due 02/26/2021		270	270
Mariner CLO LLC
2.743% due 07/23/2026		25,000	25,001
MASTR Specialized Loan Trust
1.966% due 11/25/2035		200	188

Merrill Lynch Mortgage Investors Trust
1.286% due 04/25/2047		1,634	981
1.476% due 03/25/2037		2,454	1,987
1.526% due 12/25/2036		2,551	2,558
1.536% due 03/25/2037		1,000	695
Monroe Capital BSL CLO Ltd.
2.602% due 05/22/2027		13,800	13,882
Morgan Stanley ABS Capital, Inc. Trust
1.306% due 01/25/2037		720	418
1.316% due 09/25/2036		1,928	934
1.356% due 10/25/2036		2,595	1,441
1.436% due 10/25/2036		1,573	883
2.791% due 09/25/2034		1,338	1,336
Morgan Stanley Home Equity Loan Trust
1.566% due 04/25/2037		241	156
Morgan Stanley Mortgage Loan Trust
1.576% due 04/25/2037		319	161
5.726% due 10/25/2036 ^		288	147
MP CLO Ltd.
2.606% due 10/25/2025		25,500	25,601
National Collegiate Student Loan Trust
1.486% due 09/25/2029		9,237	9,175
Navient Private Education Loan Trust
2.259% due 12/15/2025		2,968	2,973
2.489% due 01/16/2035		7,170	7,235
New Century Home Equity Loan Trust
1.546% due 02/25/2036		1,102	1,089
Northwoods Capital Ltd.
2.578% due 01/18/2024		6,669	6,676
OCP CLO Ltd.
2.608% due 07/17/2026		6,800	6,836
OneMain Financial Issuance Trust
4.100% due 03/20/2028		3,700	3,779
Option One Mortgage Loan Trust
1.436% due 01/25/2037		567	382
Palmer Square CLO Ltd.
2.378% due 10/17/2027		25,150	25,158
Phoenix Park CLO Ltd.
0.771% due 07/29/2027	EUR	250	287
Progress Residential Trust
2.709% due 09/17/2033		$13,838	14,086
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		943	514
Residential Asset Securities Corp. Trust
1.366% due 08/25/2036		123	123
1.376% due 06/25/2036		385	380
1.666% due 09/25/2035		100	101
2.311% due 03/25/2035		634	602
Securitized Asset-Backed Receivables LLC Trust
1.276% due 12/25/2036 ^		218	75
1.506% due 11/25/2035		522	517
1.506% due 12/25/2035		973	938
SG Mortgage Securities Trust
1.426% due 10/25/2036		2,000	1,336
SLM Private Education Loan Trust
2.309% due 01/15/2026		3,200	3,229
SMB Private Education Loan Trust
1.809% due 11/15/2023		5,620	5,629
2.750% due 07/15/2027		12,800	12,958
SoFi Professional Loan Program LLC
1.480% due 05/26/2031		7,476	7,465
2.316% due 10/27/2036		9,495	9,635
Soundview Home Loan Trust
1.476% due 02/25/2037		1,596	645
Specialty Underwriting & Residential Finance Trust
1.516% due 12/25/2036		1,036	902
Structured Asset Investment Loan Trust
1.366% due 09/25/2036		1,181	1,055
1.376% due 05/25/2036		1,314	1,215
1.936% due 05/25/2035		1,350	1,353
Structured Asset Securities Corp. Mortgage Loan Trust
1.586% due 04/25/2036		100	92

Total Asset-Backed Securities (Cost $298,268)			309,459

SOVEREIGN ISSUES 11.4%
Argentine Government International Bond
3.875% due 01/15/2022	EUR	80,220	91,393
Autonomous Community of Catalonia
4.750% due 06/04/2018		500	593
4.900% due 09/15/2021		1,550	1,885
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,600	2,994

6.369% due 06/16/2018		$1,000	1,038
6.500% due 06/10/2019		1,000	1,066
Costa Rica Government International Bond
9.995% due 08/01/2020		500	586
Dominican Republic International Bond
6.850% due 01/27/2045		3,000	3,210
6.875% due 01/29/2026		1,500	1,682
7.450% due 04/30/2044		1,700	1,946
Ecuador Government International Bond
9.650% due 12/13/2026		5,400	5,420
El Salvador Government International Bond
7.625% due 02/01/2041		1,700	1,587
Ghana Government International Bond
10.750% due 10/14/2030		6,900	8,565
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	6,100	7,330
3.375% due 07/30/2025		4,100	5,118
3.750% due 06/14/2028		11,950	14,972
Kuwait International Government Bond
2.750% due 03/20/2022		$4,115	4,135
3.500% due 03/20/2027		14,915	15,264
Mexico Government International Bond
4.750% due 03/08/2044		32,100	32,212
Morocco Government International Bond
3.500% due 06/19/2024	EUR	10,980	13,663
4.500% due 10/05/2020		2,200	2,796
Nigeria Government International Bond
7.875% due 02/16/2032		$5,200	5,655
Panama Government International Bond
6.700% due 01/26/2036		7,100	9,177
8.875% due 09/30/2027		2,700	3,861
Peru Government International Bond
8.750% due 11/21/2033		9,400	14,429
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	389,000	3,446
4.500% due 07/03/2017		380,000	3,391
Romania Government International Bond
2.875% due 10/28/2024	EUR	4,000	4,966
3.625% due 04/24/2024		4,500	5,853
Saudi Government International Bond
4.500% due 10/26/2046		$28,000	28,589
Senegal Government International Bond
6.250% due 05/23/2033		1,700	1,730
Sri Lanka Government International Bond
6.200% due 05/11/2027		800	801
Uruguay Government International Bond
5.100% due 06/18/2050		7,700	7,864
7.625% due 03/21/2036		1,100	1,490
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	1,141
8.250% due 10/13/2024		2,700	1,174
Vietnam Government International Bond
4.000% due 03/12/2028		5,270	5,268

Total Sovereign Issues (Cost $301,749)			316,290

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		59,198	21

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (c)		523,343	0

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (c)		157,773	0

Total Common Stocks (Cost $3,934)			21

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.0%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.710% due 03/16/2018		$5,100	5,099

REPURCHASE AGREEMENTS (h) 0.0%			1,305

ARGENTINA TREASURY BILLS 0.4%
2.996% due 07/14/2017 - 12/15/2017 (d)(e)		11,677	11,601

MEXICO TREASURY BILLS 2.4%
6.860% due 08/17/2017 - 03/01/2018 (d)(e)	MXN	1,220,815	65,860

Total Short-Term Instruments (Cost $79,076)			83,865

Total Investments in Securities (Cost $2,894,483)			2,916,414

	SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III		10,951,239	108,264

Total Short-Term Instruments (Cost $108,263)			108,264

Total Investments in Affiliates (Cost $108,263)			108,264

Total Investments 108.6% (Cost $3,002,746)			$3,024,678
Financial Derivative Instruments (j)(l) (0.7)% (Cost or Premiums, net $(26,134))			(20,799)
Other Assets and Liabilities, net (7.9)%			(218,657)

Net Assets 100.0%			$2,785,222

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$4,913	$4,910	0.18%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.050%	06/29/2017	07/06/2017	$292	U.S. Treasury Notes 1.875% due 03/31/2022	$(291)	$292	$292
SSB	0.050	06/30/2017	07/03/2017	1,013	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(1,034)	1,013	1,013

Total Repurchase Agreements						$(1,325)	$1,305	$1,305

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOM	1.040%	06/13/2017	07/21/2017			$(9,214)	$(9,219)
	1.070	06/13/2017	07/28/2017			(7,883)	(7,888)
BOS	1.000	04/07/2017	07/07/2017			(35,131)	(35,216)
CFR	(0.500)	05/05/2017	TBD	(4)	EUR	(2,133)	(2,435)

Total Reverse Repurchase Agreements							$(54,758)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	1.125%	09/30/2021	$2,710	$(2,638)	$(2,644)
U.S. Treasury Notes	1.875	03/31/2022	290	(291)	(292)

Total Short Sales (0.1)%				$(2,929)	$(2,936)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(54,113) at a weighted average interest rate of 0.930%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $9 of accrued interest.

(i)	Securities with an aggregate market value of $54,730 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(j)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	724		$177,299	$154	$0	$(72)
90-Day Eurodollar March Futures	03/2019	1,241		304,495	232	0	(108)
90-Day Eurodollar March Futures	03/2020	513		125,570	109	0	(58)
Euro-BTP Italy Government Bond September Futures	09/2017	41	EUR	6,328	75	0	(84)
Euro-Bund 10-Year Bond September Futures	09/2017	43		7,950	(66)	0	(78)
U.S. Treasury 5-Year Note September Futures	09/2017	1,223		$144,113	(327)	0	(210)
U.S. Treasury 10-Year Note September Futures	09/2017	682		85,612	(230)	0	(192)

					$(53)	$0	$(802)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Buxl 30-Year Bond September Futures	09/2017	17	EUR	(3,175)	$66	$67	$0

Total Futures Contracts					$13	$67	$(802)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
AES Corp.	5.000%	12/20/2018	0.350%		$8,300	$757	$(175)	$582	$0	$(2)
Anheuser-Busch InBev S.A.	1.000	12/20/2017	0.123	EUR	1,000	6	(1)	5	0	0
Banco Espirito Santo S.A.	5.000	12/20/2021	14.085		1,000	(233)	(27)	(260)	0	(4)
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.414		$2,200	16	40	56	0	0
Citigroup, Inc.	1.000	03/20/2018	0.151		9,600	70	(7)	63	1	0
Deutsche Bank AG	1.000	12/20/2017	0.149	EUR	3,060	16	0	16	0	0
Ford Motor Credit Co. LLC	5.000	12/20/2018	0.225		$14,100	1,307	(292)	1,015	0	(3)
Ford Motor Credit Co. LLC	5.000	12/20/2019	0.426		1,500	188	(18)	170	0	(1)
Jaguar Land Rover Ltd.	5.000	03/20/2018	0.222	EUR	8,700	488	(123)	365	1	0
Navient Corp.	5.000	12/20/2021	2.594		$4,650	33	435	468	6	0
NRG Energy, Inc.	5.000	09/20/2017	0.208		4,200	164	(111)	53	2	0
Royal Bank of Scotland PLC	1.000	12/20/2021	0.438	EUR	1,000	15	14	29	1	0
Sprint Communications, Inc.	5.000	12/20/2021	2.033		$22,400	148	2,648	2,796	0	(12)
Volkswagen International Finance NV	1.000	12/20/2020	0.402	EUR	900	2	20	22	0	0
Volkswagen International Finance NV	1.000	12/20/2021	0.547		100	(1)	3	2	0	0

						$2,976	$2,406	$5,382	$11	$(22)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$30,821	$593	$1,671	$2,264	$48	$0
CDX.HY-26 5-Year Index	5.000	06/20/2021	56,133	2,694	1,780	4,474	83	0
CDX.HY-28 5-Year Index	5.000	06/20/2022	313,600	22,320	(163)	22,157	720	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	22,600	306	189	495	10	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	32,900	441	245	686	17	0
CDX.IG-28 5-Year Index	1.000	06/20/2022	43,400	752	65	817	20	0

				$27,106	$3,787	$30,893	$898	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2026		$14,800	$(200)	$859	$659	$44	$0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		13,400	1,194	(240)	954	40	0
Pay	3-Month ZAR-JIBAR	8.000	03/15/2022	ZAR	23,700	3	38	41	0	(8)
Pay	3-Month ZAR-JIBAR	8.000	03/15/2024		349,000	27	414	441	0	(154)
Pay	3-Month ZAR-JIBAR	8.250	03/15/2024		17,000	4	35	39	0	(8)
Pay	6-Month AUD-BBR-BBSW	2.750	06/17/2026	AUD	34,600	1,308	(1,437)	(129)	0	(287)
Receive (5)	6-Month EUR-EURIBOR	0.250	09/20/2022	EUR	126,600	(352)	(248)	(600)	0	(586)
Receive (5)	6-Month EUR-EURIBOR	1.000	09/20/2027		18,800	172	(64)	108	0	(204)
Receive (5)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	20,000	499	(170)	329	0	(258)
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	197,100	(543)	91	(452)	0	(19)
Pay	28-Day MXN-TIIE	5.798	09/06/2021		187,800	(587)	213	(374)	0	(20)
Pay	28-Day MXN-TIIE	7.030	11/10/2021		626,100	(267)	623	356	0	(71)
Pay	28-Day MXN-TIIE	7.350	11/17/2021		61,900	0	78	78	0	(7)
Pay	28-Day MXN-TIIE	7.388	11/17/2021		48,300	0	65	65	0	(5)
Pay	28-Day MXN-TIIE	7.199	12/03/2021		47,000	0	44	44	0	(5)
Pay	28-Day MXN-TIIE	7.538	02/23/2022		19,200	0	33	33	0	(3)
Pay	28-Day MXN-TIIE	5.950	01/30/2026		13,100	(81)	26	(55)	0	(4)
Receive	28-Day MXN-TIIE	6.080	03/10/2026		32,000	(182)	59	(123)	0	(10)
Pay	28-Day MXN-TIIE	7.865	02/02/2027		38,100	(2)	111	109	0	(12)
Pay	28-Day MXN-TIIE	8.010	02/04/2027		16,200	0	56	56	0	(5)
Pay	28-Day MXN-TIIE	7.818	02/17/2027		22,500	0	60	60	0	(7)

						$993	$646	$1,639	$84	$(1,673)

Total Swap Agreements						$31,075	$6,839	$37,914	$993	$(1,695)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $53,283 and cash of $1,343 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	DKK	12,214		$1,791	$0	$(85)
	07/2017	EUR	257,271		289,173	0	(4,669)
	07/2017		$8,588	EUR	7,688	193	0
	08/2017	MXN	34,614		$1,780	0	(115)
	08/2017		$21,457	MXN	415,223	1,299	0
	12/2017	CNH	181,492		$25,321	0	(1,163)
	01/2018	DKK	10,874		1,596	0	(92)
	04/2018		56,975		8,341	0	(550)
	07/2018		2,736		409	0	(21)
BPS	07/2017	GBP	83,351		107,290	0	(1,271)
	07/2017		$661	DKK	4,381	12	0
	07/2017		250,843	EUR	221,397	2,026	0
	07/2017		7,250	JPY	811,659	0	(34)
	08/2017	EUR	221,397		$251,211	0	(2,020)
	08/2017	JPY	811,659		7,259	34	0
	08/2017	MXN	48,700		2,438	0	(227)
	08/2017		$162	MXN	2,987	1	0
	08/2017		7,273	PEN	23,931	64	0
	08/2017		141	ZAR	1,825	0	(2)
	01/2018	DKK	18,679		$2,767	0	(132)
	03/2018	MXN	304,748		14,573	0	(1,625)
	04/2018	DKK	29,501		4,347	0	(256)
CBK	07/2017		$407	DKK	2,701	8	0
	08/2017		467	MXN	8,635	7	0
	07/2018	DKK	2,701		$416	0	(8)
DUB	12/2017	CNH	1,268		177	0	(8)
FBF	07/2017		181,115		26,508	0	(205)
	07/2017	JPY	24,931		227	5	0
	08/2017	MXN	56,293		2,818	0	(263)
	12/2017		$26,222	CNH	181,115	207	0
GLM	07/2017	AUD	635		$472	0	(16)
	07/2017	DKK	4,391		662	0	(13)
	07/2017	GBP	1,237		1,590	0	(21)
	07/2017	JPY	786,728		7,105	111	0
	07/2017		$11,934	EUR	10,648	228	0
	08/2017		199	MXN	3,632	0	0
	08/2017	ZAR	5,715		$424	0	(11)
	10/2017		$6,916	RUB	405,387	0	(194)
	01/2018	DKK	4,971		$720	0	(51)
	01/2018	MXN	27,300		1,333	0	(129)
	04/2018	DKK	138,640		20,476	0	(1,160)
	04/2018		$5,773	DKK	37,756	119	0
HUS	08/2017	GBP	427		$555	0	(2)
	08/2017		$540	MXN	9,681	0	(9)
	10/2017	DKK	1,415		$218	0	0
	04/2018		9,459		1,408	0	(68)
JPM	07/2017		$20,956	EUR	18,682	382	0
	07/2017		2,186	GBP	1,715	48	0
	07/2017		970	MXN	18,176	31	0
	08/2017	EUR	1,263		$1,442	0	(2)
	08/2017	TRY	395		103	0	(8)
	08/2017		$3,760	JPY	420,400	0	(18)
	08/2017		672	MXN	12,178	0	(4)
	08/2017		352	ZAR	4,619	1	(2)
	09/2017		321	THB	10,897	0	0
	04/2018	DKK	7,107		$1,041	0	(68)
MSB	07/2017		$26,191	CNH	181,115	521	0
	01/2018	DKK	1,323		$196	0	(9)
NGF	07/2017	MXN	18,176		894	0	(107)
	08/2017		51,569		2,684	21	(158)
	11/2017		90,486		4,388	0	(485)
RBC	07/2017		$107,611	GBP	82,873	327	0
	08/2017	GBP	82,873		$107,706	0	(328)
SOG	08/2017	MXN	17,049		854	0	(79)
	08/2017		$249	MXN	4,679	7	0
SSB	07/2017	EUR	1,144		$1,292	0	(15)
TOR	07/2017		$1,211	DKK	8,040	23	0
	08/2017	MXN	632,000		$31,501	0	(3,087)
	10/2018	DKK	8,040		1,244	0	(24)
UAG	12/2017	CNH	2,302		321	0	(15)

Total Forward Foreign Currency Contracts						$5,675	$(18,829)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Argentine Republic Government International Bond	5.000%	12/20/2021	3.007%		$3,600	$89	$211	$300	$0
	Colombia Government International Bond	1.000	06/20/2022	1.359		35,000	(555)	(20)	0	(575)
	Mexico Government International Bond	1.000	12/20/2018	0.374		25,550	(94)	338	244	0
	Russia Government International Bond	1.000	12/20/2021	1.529		41,900	(1,508)	587	0	(921)
BPS	Brazil Government International Bond	1.000	03/20/2018	0.533		3,700	(45)	59	14	0
	Colombia Government International Bond	1.000	06/20/2022	1.359		37,600	(588)	(30)	0	(618)
	Petrobras Global Finance BV	1.000	12/20/2021	3.009		200	(31)	15	0	(16)
	Petroleos Mexicanos	1.000	06/20/2021	1.709		5,000	(451)	319	0	(132)
	Turkey Government International Bond	1.000	12/20/2019	0.981		38,945	(1,751)	1,783	32	0
BRC	Brazil Government International Bond	1.000	03/20/2023	2.661		2,800	(151)	(86)	0	(237)
	Colombia Government International Bond	1.000	06/20/2022	1.359		4,500	(62)	(12)	0	(74)
	Indonesia Government International Bond	1.000	06/20/2022	1.174		21,700	(2,593)	2,425	0	(168)
	Petroleos Mexicanos	1.000	06/20/2021	1.709		10,000	(901)	638	0	(263)
	Petroleos Mexicanos	1.000	12/20/2021	1.955		700	(67)	39	0	(28)
	Russia Government International Bond	1.000	06/20/2022	1.682		9,100	(319)	34	0	(285)
	Seagate Technology HDD Holdings	5.000	03/20/2018	0.064		800	55	(25)	30	0
	Seagate Technology HDD Holdings	5.000	06/20/2018	0.069		400	24	(4)	20	0
	South Africa Government International Bond	1.000	09/20/2017	0.278		360	(13)	14	1	0
	Springleaf Finance Corp.	5.000	12/20/2021	2.696		2,300	(103)	322	219	0
CBK	Deutsche Bank AG	1.000	12/20/2017	0.488	EUR	200	(18)	19	1	0
	Mexico Government International Bond	1.000	12/20/2018	0.374		$14,075	(49)	184	135	0
	Royal Bank of Scotland PLC	1.000	12/20/2018	0.333	EUR	800	(20)	29	9	0
	Shire Acquisitions Investments Ireland DAC	1.000	12/20/2021	1.227		1,200	(44)	31	0	(13)
	South Africa Government International Bond	1.000	09/20/2017	0.278		$1,050	(18)	20	2	0
	Turkey Government International Bond	1.000	03/20/2020	1.068		16,600	(769)	745	0	(24)
DUB	Export-Import Bank of China	1.000	09/20/2017	0.145		500	(19)	20	1	0
	Gazprom S.A.	1.490	09/20/2017	0.383		5,000	0	34	34	0
	Indonesia Government International Bond	1.000	12/20/2018	0.385		12,286	(488)	603	115	0
	Petroleos Mexicanos	1.000	06/20/2021	1.709		12,700	(1,137)	803	0	(334)
	Petroleos Mexicanos	1.000	12/20/2021	1.955		700	(66)	38	0	(28)
FBF	South Africa Government International Bond	1.000	12/20/2020	1.422		2,150	(83)	53	0	(30)
	Univision Communications, Inc.	5.000	09/20/2019	0.803		1,000	(110)	204	94	0
GST	Colombia Government International Bond	1.000	06/20/2022	1.359		1,300	(19)	(2)	0	(21)
	Mexico Government International Bond	1.000	06/20/2022	1.128		21,350	(340)	219	0	(121)
	Petrobras Global Finance BV	1.000	06/20/2021	2.697		1,000	(174)	112	0	(62)
	Petrobras Global Finance BV	1.000	12/20/2021	3.009		9,200	(1,642)	888	0	(754)
	Petroleos Mexicanos	1.000	12/20/2021	1.955		5,700	(527)	301	0	(226)
	South Africa Government International Bond	1.000	09/20/2017	0.278		675	(19)	20	1	0
	South Africa Government International Bond	1.000	03/20/2020	1.112		15,000	(921)	882	0	(39)
	Springleaf Finance Corp.	5.000	12/20/2021	2.696		1,100	(37)	142	105	0
	Univision Communications, Inc.	5.000	09/20/2019	0.803		4,150	(456)	845	389	0
HUS	Brazil Government International Bond	1.000	03/20/2023	2.661		50	(3)	(1)	0	(4)
	Colombia Government International Bond	1.000	06/20/2022	1.359		5,000	(76)	(6)	0	(82)
	Mexico Government International Bond	1.000	06/20/2022	1.128		9,150	(146)	94	0	(52)
	South Africa Government International Bond	1.000	09/20/2017	0.278		2,131	(40)	44	4	0
	South Africa Government International Bond	1.000	03/20/2023	2.203		750	(78)	31	0	(47)
	Turkey Government International Bond	1.000	12/20/2019	0.981		30,200	(1,352)	1,377	25	0
JPM	Philippines Government International Bond	1.000	09/20/2017	0.131		1,160	(23)	26	3	0
	Philippines Government International Bond	1.000	06/20/2022	0.771		25,400	244	39	283	0
	Springleaf Finance Corp.	5.000	12/20/2021	2.696		1,000	(39)	134	95	0
MYC	Banco Espirito Santo S.A.	5.000	12/20/2021	14.085	EUR	100	(27)	1	0	(26)
	Philippines Government International Bond	2.440	09/20/2017	0.131		$300	0	2	2	0
	South Africa Government International Bond	1.000	12/20/2020	1.422		4,500	(147)	85	0	(62)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2022	1.168		2,000	14	(29)	0	(15)
	South Africa Government International Bond	1.000	06/20/2021	1.593		21,200	(1,305)	838	0	(467)
	Turkey Government International Bond	1.000	12/20/2021	1.752		600	(54)	35	0	(19)
UAG	Philippines Government International Bond	1.000	09/20/2017	0.131		709	(20)	22	2	0
	South Africa Government International Bond	1.000	12/20/2021	1.803		18,900	(1,385)	754	0	(631)

							$(20,457)	$16,243	$2,160	$(6,374)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-28 5-Year Index	1.000%	06/20/2022	$12,700	$194	$(25)	$169	$0
DUB	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,800	(155)	117	0	(38)
GST	CMBX.NA.AAA.10 Index	0.500	11/17/2059	9,000	(192)	(12)	0	(204)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	63,200	(2,417)	1,559	0	(858)
HUS	CDX.EM-19 5-Year Index	5.000	06/20/2018	729	62	(55)	7	0
MEI	CMBX.NA.AAA.9 Index	0.500	09/17/2058	17,600	(712)	473	0	(239)
MYC	CMBX.NA.AAA.9 Index	0.500	09/17/2058	53,100	(2,128)	1,407	0	(721)
UAG	CMBX.NA.AAA.9 Index	0.500	09/17/2058	8,100	(329)	219	0	(110)

					$(5,677)	$3,683	$176	$(2,170)

Total Swap Agreements					$(26,134)	$19,926	$2,336	$(8,544)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Securities with an aggregate market value of $21,283 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$133,745	$5,382	$139,127
Corporate Bonds & Notes
Banking & Finance	0	527,419	394	527,813
Industrials	0	401,850	3,291	405,141
Utilities	0	156,077	0	156,077
Municipal Bonds & Notes
California	0	269	0	269
Illinois	0	7,251	0	7,251
Texas	0	15,790	0	15,790
U.S. Government Agencies	0	203,085	0	203,085
U.S. Treasury Obligations	0	498,167	0	498,167
Non-Agency Mortgage-Backed Securities	0	254,059	0	254,059
Asset-Backed Securities	0	309,459	0	309,459
Sovereign Issues	0	316,290	0	316,290
Common Stocks
Consumer Discretionary	21	0	0	21
Short-Term Instruments
Certificates of Deposit	0	5,099	0	5,099
Repurchase Agreements	0	1,305	0	1,305
Argentina Treasury Bills	0	11,601	0	11,601
Mexico Treasury Bills	0	65,860	0	65,860
	$21	$2,907,326	$9,067	$2,916,414

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$108,264	$0	$0	$108,264

Total Investments	$108,285	$2,907,326	$9,067	$3,024,678

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,936)	$0	$(2,936)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	67	993	0	1,060
Over the counter	0	8,011	0	8,011
	$67	$9,004	$0	$9,071
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(802)	(1,695)	0	(2,497)
Over the counter	0	(27,360)	(13)	(27,373)
	$(802)	$(29,055)	$(13)	$(29,870)

Total Financial Derivative Instruments	$(735)	$(20,051)	$(13)	$(20,799)

Totals	$107,550	$2,884,339	$9,054	$3,000,943

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%
ARGENTINA 2.7%
SOVEREIGN ISSUES 2.7%
Argentina POM Politica Monetaria
26.250% due 06/21/2020	ARS	1,087,800	$67,643
Argentine Government International Bond
16.000% due 10/17/2023		333,094	21,627
18.200% due 10/03/2021		337,700	21,627

Total Argentina (Cost $113,333)			110,897

BRAZIL 16.9%
CORPORATE BONDS & NOTES 1.8%
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$400	391
Caixa Economica Federal
2.375% due 11/06/2017		9,900	9,915
4.500% due 10/03/2018		4,900	4,981
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		1,000	1,025
6.875% due 07/30/2019		800	847
Petrobras Global Finance BV
3.000% due 01/15/2019		1,900	1,894
4.875% due 03/17/2020		3,500	3,579
5.750% due 01/20/2020		10,500	10,922
6.125% due 01/17/2022		13,800	14,283
7.375% due 01/17/2027		2,700	2,863
7.875% due 03/15/2019		730	785
8.375% due 05/23/2021		17,700	19,857

			71,342

SOVEREIGN ISSUES 15.1%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		15,510	16,093
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (c)	BRL	303,810	89,610
0.000% due 01/01/2018 (c)		432,500	125,108
0.000% due 04/01/2018 (c)		682,000	193,379
0.000% due 07/01/2018 (c)		297,200	82,543
0.000% due 01/01/2019 (c)		34,000	9,034
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		332,825	98,254

			614,021

Total Brazil (Cost $680,427)			685,363

CANADA 0.4%
CORPORATE BONDS & NOTES 0.4%
Toronto-Dominion Bank
1.693% due 07/23/2018		$15,000	15,064

Total Canada (Cost $15,000)			15,064

CAYMAN ISLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
Alibaba Group Holding Ltd.
1.625% due 11/28/2017		$4,000	4,001
1.720% due 11/28/2017		3,100	3,099
Anstock Ltd.
2.125% due 07/24/2017		7,500	7,500
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (c)		1,105	1,082
KSA Sukuk Ltd.
2.894% due 04/20/2022		11,100	11,131
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,359	741
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(e)		8,285	2,838
6.750% due 10/01/2023 ^(e)		1,075	368

Total Cayman Islands (Cost $34,531)			30,760

CHILE 1.0%
CORPORATE BONDS & NOTES 0.0%
Banco del Estado de Chile
2.000% due 11/09/2017		$200	200

SOVEREIGN ISSUES 1.0%
Bonos de la Tesoreria de la Republica CPI Linked Bond
4.500% due 10/15/2023	CLP	1,866,556	3,378
Bonos de la Tesoreria de la Republica en pesos
4.500% due 03/01/2026		15,480,000	24,040
5.000% due 03/01/2035		6,180,000	9,822
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 07/01/2018		1,493,245	2,336
3.000% due 10/01/2018		39,998	62

			39,638

Total Chile (Cost $39,781)			39,838

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	6,280	952
China Government International Bond
3.290% due 04/18/2020		14,770	2,166
3.380% due 05/23/2023		2,000	290
4.080% due 08/22/2023		2,100	319

Total China (Cost $3,966)			3,727

COLOMBIA 5.0%
CORPORATE BONDS & NOTES 0.6%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	2,240,000	745
8.375% due 02/01/2021		67,598,000	22,994

			23,739

SOVEREIGN ISSUES 4.4%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	7,886
Colombia Government International Bond
4.375% due 03/21/2023		1,580,000	485
7.750% due 04/14/2021		9,332,000	3,298
9.850% due 06/28/2027		7,668,000	3,239
Colombian TES
6.000% due 04/28/2028		18,050,000	5,676
7.000% due 05/04/2022		23,285,900	8,026
7.000% due 06/30/2032		51,850,000	17,159
7.500% due 08/26/2026		182,103,400	64,135
7.750% due 09/18/2030		10,000,000	3,577
10.000% due 07/24/2024		147,305,800	59,035
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		22,035,000	7,426

			179,942

Total Colombia (Cost $289,407)			203,681

CZECH REPUBLIC 1.7%
SOVEREIGN ISSUES 1.7%
Czech Republic Government International Bond
0.000% due 11/09/2017 (c)	CZK	250,000	10,970
0.850% due 03/17/2018		99,100	4,372
0.950% due 05/15/2030		1,300,820	55,146

Total Czech Republic (Cost $65,994)			70,488

EL SALVADOR 0.2%
SOVEREIGN ISSUES 0.2%
El Salvador Government International Bond
7.375% due 12/01/2019		$5,990	6,087

Total El Salvador (Cost $6,341)			6,087

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG
4.250% due 10/14/2021		$23,500	24,630

Total Germany (Cost $23,521)			24,630

HUNGARY 2.5%
SOVEREIGN ISSUES 2.5%
Hungary Government International Bond
5.500% due 06/24/2025	HUF	626,300	2,785
6.000% due 11/24/2023		1,000,000	4,547
6.500% due 06/24/2019		441,000	1,834
6.750% due 11/24/2017		478,000	1,815
7.500% due 11/12/2020		20,302,600	91,730

Total Hungary (Cost $101,537)			102,711

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		$5,000	5,019

SOVEREIGN ISSUES 0.0%
Export-Import Bank of India
4.000% due 08/07/2017		1,000	1,002

Total India (Cost $6,013)			6,021

INDONESIA 7.5%
SOVEREIGN ISSUES 7.5%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	31,458,000	2,222
6.125% due 05/15/2028		6,500,000	453
6.375% due 04/15/2042		457,596,000	28,537
6.875% due 01/17/2018		$3,380	3,471
7.000% due 05/15/2027	IDR	15,900,000	1,208
8.250% due 06/15/2032		424,621,000	33,754
8.375% due 03/15/2034		26,716,000	2,162
8.750% due 05/15/2031		226,428,000	19,190
8.750% due 02/15/2044		184,759,000	15,253
9.000% due 03/15/2029		35,149,000	3,009
9.500% due 07/15/2031		340,585,000	30,135
9.500% due 05/15/2041		337,487,000	29,532
10.000% due 09/15/2024		113,300,000	9,994
10.000% due 02/15/2028		456,198,000	41,498
10.500% due 08/15/2030		458,863,000	43,702
10.500% due 07/15/2038		306,838,000	29,009
11.000% due 09/15/2025		111,764,000	10,575
12.800% due 06/15/2021		1,980,000	180

Total Indonesia (Cost $399,066)			303,884

IRELAND 0.8%
CORPORATE BONDS & NOTES 0.8%
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019	RUB	1,920,900	32,528

Total Ireland (Cost $25,482)			32,528

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		$3,400	3,514

Total Israel (Cost $3,468)			3,514

KAZAKHSTAN 1.0%
CORPORATE BONDS & NOTES 1.0%
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$7,600	8,053

Samruk-Energy JSC
3.750% due 12/20/2017		33,110	33,135

Total Kazakhstan (Cost $40,973)			41,188

LUXEMBOURG 0.5%
CORPORATE BONDS & NOTES 0.5%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$18,990	19,801

Total Luxembourg (Cost $19,389)			19,801

MALAYSIA 4.8%
SOVEREIGN ISSUES 4.8%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$800	803
Malaysia Government International Bond
3.492% due 03/31/2020	MYR	6	1
3.502% due 05/31/2027		30,400	6,724
3.795% due 09/30/2022		100,860	23,449
3.800% due 08/17/2023		22,200	5,138
3.844% due 04/15/2033		24,000	5,231
3.892% due 03/15/2027		12,033	2,741
3.955% due 09/15/2025		91,950	21,324
3.990% due 10/15/2025		81,197	18,730
4.012% due 09/15/2017		80,700	18,835
4.070% due 09/30/2026		5,700	1,321
4.127% due 04/15/2032		13,100	2,933
4.160% due 07/15/2021		3,900	924
4.181% due 07/15/2024		39,862	9,424
4.232% due 06/30/2031		67,597	15,409
4.254% due 05/31/2035		13,400	3,028
4.392% due 04/15/2026		8,300	1,976
4.444% due 05/22/2024		6,800	1,623
4.498% due 04/15/2030		137,092	32,128
4.709% due 09/15/2026		8,600	2,096
4.837% due 07/15/2025 (e)		7,400	1,807
4.935% due 09/30/2043		51,180	12,283
5.248% due 09/15/2028 (e)		30,000	7,662

Total Malaysia (Cost $213,365)			195,590

	SHARES
MEXICO 4.4%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.9%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	450,300	23,680
8.460% due 12/18/2036		122,900	6,315
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$1,200	0
Hipotecaria Su Casita S.A. de C.V.
9.620% due 06/28/2018 ^	MXN	78,163	129
Petroleos Mexicanos
5.750% due 03/01/2018		$2,089	2,139
7.190% due 09/12/2024	MXN	903,300	45,399

			77,662

SOVEREIGN ISSUES 2.5%
Mexico Government International Bond
6.500% due 06/09/2022		653,400	35,828
7.500% due 06/03/2027		145,800	8,461
8.000% due 06/11/2020		603,790	34,535
10.000% due 11/20/2036		294,400	21,136

			99,960

Total Mexico (Cost $220,491)			177,622

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.0%
Waha Aerospace BV
3.925% due 07/28/2020		$525	539

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Petrobras Netherlands BV
TBD% - 3.281% due 05/10/2022		10,300	10,088
Petroleo Netherland BV
3.432% due 04/25/2019		9,855	9,652

			19,740

Total Netherlands (Cost $20,053)			20,279

PERU 3.3%
SOVEREIGN ISSUES 3.3%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024	PEN	67,900	21,699
Peru Government International Bond
5.700% due 08/12/2024		41,804	13,412
6.350% due 08/12/2028		40,300	13,217
6.850% due 02/12/2042		68,300	22,546
6.900% due 08/12/2037		40,930	13,844
8.200% due 08/12/2026		128,500	47,469

Total Peru (Cost $133,517)			132,187

PHILIPPINES 0.9%
SOVEREIGN ISSUES 0.9%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,082,000	21,389
4.950% due 01/15/2021		638,000	13,118

Total Philippines (Cost $40,788)			34,507

POLAND 7.9%
SOVEREIGN ISSUES 7.9%
Poland Government International Bond
1.750% due 07/25/2021	PLN	108,100	28,419
2.000% due 04/25/2021		20,800	5,539
2.250% due 04/25/2022		197,000	52,269
2.500% due 07/25/2026		115,700	29,554
2.500% due 07/25/2027		50,300	12,642
3.250% due 07/25/2025		201,900	54,981
4.000% due 10/25/2023		188,300	54,115
5.250% due 10/25/2020		10,300	3,048
5.750% due 10/25/2021		167	51
5.750% due 09/23/2022		252,900	78,314

Total Poland (Cost $310,276)			318,932

ROMANIA 1.6%
SOVEREIGN ISSUES 1.6%
Romania Government International Bond
5.800% due 07/26/2027	RON	128,400	37,119
Romania Government International Bond
4.750% due 02/24/2025		79,550	21,547
5.950% due 06/11/2021		14,550	4,129

Total Romania (Cost $65,682)			62,795

RUSSIA 4.6%
SOVEREIGN ISSUES 4.6%
Russia Government International Bond
6.400% due 05/27/2020	RUB	370,200	6,079
7.000% due 01/25/2023		4,800	78
7.000% due 08/16/2023		928,800	15,245
7.050% due 01/19/2028		876,104	14,154
7.500% due 08/18/2021		396,300	6,649

7.600% due 04/14/2021		162,100	2,731
7.600% due 07/20/2022		3,534,269	59,620
8.150% due 02/03/2027		1,701,000	30,116
8.500% due 09/17/2031		2,785,800	50,201

Total Russia (Cost $226,043)			184,873

SOUTH AFRICA 7.4%
CORPORATE BONDS & NOTES 0.2%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (c)	ZAR	136,900	3,069
0.000% due 12/31/2032 (c)		343,700	4,274
Transnet SOC Ltd.
10.000% due 03/30/2029		10,500	737

			8,080

SOVEREIGN ISSUES 7.2%
South Africa Government International Bond
6.250% due 03/31/2036		103,900	5,620
6.750% due 03/31/2021		6,100	451
7.000% due 02/28/2031		977,027	61,216
7.750% due 02/28/2023		100,100	7,507
8.000% due 01/31/2030		953,800	66,048
8.250% due 03/31/2032		1,084,850	74,929
8.500% due 01/31/2037		347,000	23,615
8.750% due 01/31/2044		8,600	587
8.875% due 02/28/2035		485,200	34,489
9.000% due 01/31/2040		77,200	5,441
10.500% due 12/21/2026		120,900	10,260

			290,163

Total South Africa (Cost $330,253)			298,243

SOUTH KOREA 0.7%
SOVEREIGN ISSUES 0.7%
Export-Import Bank of Korea
8.100% due 03/24/2018	IDR	314,200,000	23,849
Korea Development Bank
3.500% due 08/22/2017		$1,200	1,202
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,800	1,800

Total South Korea (Cost $25,481)			26,851

SPAIN 0.0%
SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	600	712
4.900% due 09/15/2021		650	790
4.950% due 02/11/2020		300	368

Total Spain (Cost $1,771)			1,870

SRI LANKA 0.3%
SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$8,100	8,308
6.000% due 01/14/2019		2,300	2,387

Total Sri Lanka (Cost $10,633)			10,695

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
European Bank for Reconstruction & Development
7.375% due 04/15/2019	IDR	30,700,000	2,354
9.250% due 12/02/2020		35,170,000	2,878
European Investment Bank
4.950% due 03/01/2019		20,000,000	1,477
7.200% due 07/09/2019		13,990,000	1,074
Inter-American Development Bank
7.875% due 03/14/2023		271,800,000	21,759

Total Supranational (Cost $28,316)			29,542

TURKEY 6.0%
SOVEREIGN ISSUES 6.0%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	7,489
Turkey Government International Bond
7.100% due 03/08/2023	TRY	199,600	48,958
8.000% due 03/12/2025		57,163	14,350
8.800% due 09/27/2023		183,400	48,672
9.000% due 07/24/2024		41,600	11,138
9.400% due 07/08/2020		109,100	30,233
9.500% due 01/12/2022		15,000	4,120
10.400% due 03/20/2024		134,400	38,523
10.600% due 02/11/2026		136,900	39,716
11.000% due 02/24/2027		2,300	684

Total Turkey (Cost $314,825)			243,883

UNITED STATES 1.1%
ASSET-BACKED SECURITIES 0.5%
Ameriquest Mortgage Securities Trust
1.486% due 04/25/2036		$1,080	1,081
Credit-Based Asset Servicing and Securitization LLC
1.336% due 07/25/2037		20	13
Fieldstone Mortgage Investment Trust
1.406% due 05/25/2036		2,130	1,490
Fremont Home Loan Trust
1.626% due 11/25/2035		500	391
HSI Asset Securitization Corp. Trust
1.356% due 01/25/2037		1,740	1,285
1.506% due 11/25/2035		420	415
Lehman XS Trust
6.160% due 01/25/2036		5,259	4,282
MASTR Asset-Backed Securities Trust
1.436% due 11/25/2036		4,664	3,104
1.496% due 05/25/2037		1,655	1,049
Morgan Stanley Mortgage Loan Trust
2.665% due 11/25/2036 ^		300	148
Securitized Asset-Backed Receivables LLC Trust
1.506% due 12/25/2035		2,417	2,329
SLM Student Loan Trust
0.219% due 01/25/2040	EUR	2,400	2,484
Soundview Home Loan Trust
1.566% due 03/25/2036		$1,900	1,638
Wells Fargo Home Equity Asset-Backed Securities Trust
1.446% due 04/25/2037		801	762
1.536% due 03/25/2037		2,000	1,545

			22,016

CORPORATE BONDS & NOTES 0.2%
Bank of America Corp.
3.400% due 10/21/2025	MXN	58,000	3,867
International Lease Finance Corp.
6.250% due 05/15/2019		$1,700	1,824
8.250% due 12/15/2020		300	354
Rio Oil Finance Trust
9.250% due 07/06/2024		1,604	1,637
9.750% due 01/06/2027		1,787	1,832

			9,514

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Funding Trust
3.673% due 03/20/2036		87	81
BCAP LLC Trust
1.386% due 01/25/2037 ^		454	398
2.858% due 05/26/2037		5,080	4,263
Bear Stearns Adjustable Rate Mortgage Trust
3.282% due 02/25/2036 ^		195	193
3.359% due 01/25/2035		16	16
Bear Stearns ALT-A Trust
3.361% due 09/25/2035		35	30
3.444% due 08/25/2036 ^		422	325
Citigroup Mortgage Loan Trust, Inc.
3.111% due 07/25/2046 ^		84	72
3.573% due 03/25/2034		19	18
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		146	135

Countrywide Alternative Loan Trust
1.566% due 05/25/2036 ^		2,886	1,653
Countrywide Home Loan Mortgage Pass-Through Trust
3.174% due 09/25/2047 ^		67	63
GreenPoint Mortgage Funding Trust
1.656% due 06/25/2045		218	199
GSMPS Mortgage Loan Trust
1.566% due 01/25/2036		414	357
GSR Mortgage Loan Trust
3.203% due 11/25/2035 ^		129	112
HarborView Mortgage Loan Trust
1.552% due 06/20/2035		814	798
3.732% due 08/19/2036 ^		31	29
HomeBanc Mortgage Trust
3.181% due 04/25/2037 ^		128	116
JPMorgan Mortgage Trust
3.771% due 06/25/2036 ^		725	688
Luminent Mortgage Trust
1.204% due 12/25/2036 ^		71	64
MASTR Alternative Loan Trust
1.616% due 03/25/2036		98	22
Morgan Stanley Mortgage Loan Trust
3.110% due 06/25/2036		30	29
Residential Accredit Loans, Inc. Trust
4.856% due 02/25/2036 ^		158	130
Residential Asset Securitization Trust
1.616% due 01/25/2046 ^		191	92
Sequoia Mortgage Trust
3.093% due 01/20/2047 ^		61	50
Structured Adjustable Rate Mortgage Loan Trust
2.132% due 01/25/2035		81	73
3.636% due 03/25/2036 ^		117	99
Structured Asset Mortgage Investments Trust
1.366% due 02/25/2037		3,548	3,029
TBW Mortgage-Backed Trust
6.040% due 01/25/2037		1,955	1,018
Thornburg Mortgage Securities Trust
2.970% due 06/25/2047 ^		1,043	945
WaMu Mortgage Pass-Through Certificates Trust
1.586% due 05/25/2034		467	424
2.567% due 01/25/2037 ^		125	113
2.763% due 04/25/2037 ^		85	75
2.778% due 12/25/2036 ^		77	72
2.918% due 09/25/2036 ^		124	118
Wells Fargo Mortgage-Backed Securities Trust
1.716% due 07/25/2037 ^		91	79
3.246% due 07/25/2036 ^		754	732

			16,710

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039		25	27

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
2.500% due 02/15/2046 (j)		800	746

Total United States (Cost $48,002)			49,013

URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond
9.875% due 06/20/2022	UYU	344,100	12,407

Total Uruguay (Cost $12,136)			12,407

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
QGOG Constellation S.A.
6.250% due 11/09/2019		$200	144

Total Virgin Islands (British) (Cost $147)			144

SHORT-TERM INSTRUMENTS 4.2%
REPURCHASE AGREEMENTS (f) 0.1%			3,572

ARGENTINA TREASURY BILLS 2.6%
3.011% due 08/25/2017 - 01/26/2018 (b)(c)		$106,943	106,147

CZECH REPUBLIC TREASURY BILLS 0.1%
(0.507)% due 08/11/2017 (c)(d)	CZK	50,000	2,188

EGYPT TREASURY BILLS 0.5%
19.114% due 08/01/2017 (b)(c)	EGP	376,500	20,545

U.S. TREASURY BILLS 0.9%
0.896% due 08/10/2017 - 08/31/2017 (b)(c)(h)(j)		$37,744	37,706

Total Short-Term Instruments (Cost $169,791)			170,158

Total Investments in Securities (Cost $4,039,799)			3,669,773

	SHARES
INVESTMENTS IN AFFILIATES 7.1%
SHORT-TERM INSTRUMENTS 7.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%
PIMCO Short-Term Floating NAV Portfolio III		29,171,428	288,389

Total Short-Term Instruments (Cost $288,387)			288,389

Total Investments in Affiliates (Cost $288,387)			288,389

Total Investments 97.7% (Cost $4,328,186)			$3,958,162
Financial Derivative Instruments (g)(i) 0.5% (Cost or Premiums, net $(4,123))			20,745
Other Assets and Liabilities, net 1.8%			74,342

Net Assets 100.0%			$4,053,249

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government International Bond	4.837%	07/15/2025	07/25/2014	$2,473	$1,807	0.04%
Malaysia Government International Bond	5.248	09/15/2028	07/30/2014	10,305	7,662	0.18
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	06/25/2015 - 07/14/2015	831	368	0.01
Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/2023	06/23/2015 - 09/21/2015	5,802	2,838	0.07

				$19,411	$12,675	0.30%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$3,572	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	$(3,645)	$3,572	$3,572

Total Repurchase Agreements						$(3,645)	$3,572	$3,572

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.1)%
U.S. Government Agencies (0.1)%
Freddie Mac, TBA	5.000%	07/01/2047	$3,000	$(3,277)	$(3,261)

Total Short Sales (0.1)%				$(3,277)	$(3,261)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended June 30 2017 was $(10,041) at a weighted average interest rate of 4.958%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	3,040	$285	$247

Total Purchased Options				$285	$247

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	3,040	$(337)	$(114)

Total Written Options				$(337)	$(114)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2017	267	$33,517	$(90)	$0	$(75)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2017	120	EUR	(22,186)	329	217	0

Total Futures Contracts					$239	$217	$(75)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin (2)
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Airbus Group Finance BV	1.000%	12/20/2017	0.078%	EUR	2,100	$11	$0	$11	$0	$0
Deutsche Bank AG	1.000	12/20/2017	0.149		1,000	5	0	5	0	0
Volkswagen International Finance NV	1.000	12/20/2017	0.108		3,500	27	(8)	19	0	0

						$43	$(8)	$35	$0	$0

Interest Rate Swaps

									Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	11.610%	01/02/2018	BRL	121,200	$1,198	$(309)	$889	$0	$(4)
Pay	1-Year BRL-CDI	14.140	01/02/2018		8,800	(39)	(47)	(86)	0	0
Pay	1-Year BRL-CDI	9.250	07/02/2018		151,600	1	157	158	14	0
Pay	1-Year BRL-CDI	15.960	01/02/2019		412,300	8,921	4,527	13,448	76	0
Receive	1-Year BRL-CDI	9.710	07/01/2019		138,000	1	(324)	(323)	0	(41)
Receive	1-Year BRL-CDI	9.560	01/02/2020		183,700	3	(90)	(87)	0	(100)
Receive	1-Year BRL-CDI	9.840	01/02/2020		115,000	(186)	(38)	(224)	0	(62)
Pay	1-Year BRL-CDI	11.380	01/02/2020		1,189,000	(2,775)	12,982	10,207	614	0
Pay	1-Year BRL-CDI	9.820	07/01/2020		161,800	(3)	79	76	95	0
Pay	1-Year BRL-CDI	9.980	01/04/2021		144,600	(31)	62	31	105	0
Pay	1-Year BRL-CDI	10.000	01/04/2021		91,000	(18)	50	32	66	0
Pay	1-Year BRL-CDI	10.430	01/04/2021		70,300	176	66	242	50	0
Pay	1-Year BRL-CDI	11.350	01/04/2021		203,000	1	2,024	2,025	139	0
Pay	1-Year BRL-CDI	16.395	01/04/2021		8,120	(315)	(78)	(393)	0	(7)
Receive	1-Year BRL-CDI	10.135	07/01/2021		132,400	40	(73)	(33)	0	(118)
Pay	1-Year BRL-CDI	10.860	01/02/2023		232,800	(3,371)	4,124	753	229	0
Pay	1-Year BRL-CDI	9.760	01/02/2025		16,200	(17)	(128)	(145)	18	0
Pay	1-Year BRL-CDI	10.240	01/02/2025		104,700	273	(647)	(374)	110	0
Pay	1-Year BRL-CDI	10.300	01/02/2025		25,400	65	(133)	(68)	26	0
Pay	1-Year BRL-CDI	11.680	01/02/2025		24,300	3	294	297	20	0
Pay	1-Year BRL-CDI	12.285	01/02/2025		123,000	236	(2,179)	(1,943)	0	(129)
Pay (5)	3-Month PLN-WIBOR	2.000	09/20/2019	PLN	125,000	(68)	81	13	0	(26)
Pay	3-Month PLN-WIBOR	1.750	09/16/2020		10,700	(34)	28	(6)	0	(5)
Pay (5)	3-Month PLN-WIBOR	2.250	09/20/2022		192,800	(66)	(349)	(415)	0	(282)
Receive	3-Month PLN-WIBOR	2.500	03/16/2026		43,200	251	(83)	168	92	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$35,300	(165)	133	(32)	0	0
Receive	3-Month USD-LIBOR	1.100	01/11/2018		1,513,800	553	(2,394)	(1,841)	34	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		8,000	(98)	88	(10)	23	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		26,500	1,116	70	1,186	77	0
Pay	3-Month ZAR-JIBAR	7.500	03/15/2019	ZAR	505,400	54	176	230	0	(57)
Pay	3-Month ZAR-JIBAR	8.250	03/15/2024		31,400	8	63	71	0	(14)
Pay	3-Month ZAR-JIBAR	9.500	03/16/2026		274,400	1,152	964	2,116	0	(166)
Pay	3-Month ZAR-JIBAR	9.500	09/16/2026		12,100	51	43	94	0	(8)
Receive	3-Month ZAR-JIBAR	8.094	03/15/2027		485,600	0	(221)	(221)	302	0
Pay	3-Month ZAR-JIBAR	8.250	03/15/2027		110,300	(9)	149	140	0	(69)
Pay	3-Month ZAR-JIBAR	8.300	03/15/2027		69,300	41	65	106	0	(43)
Pay (5)	3-Month ZAR-JIBAR	8.000	09/20/2027		24,600	0	(10)	(10)	0	(16)
Receive (5)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	12,897	(116)	42	(74)	140	0
Receive	28-Day MXN-TIIE	7.150	12/21/2018	MXN	145,900	36	(52)	(16)	4	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		210,000	(16)	87	71	0	(15)
Pay	28-Day MXN-TIIE	7.850	05/28/2021		34,800	56	18	74	0	(3)
Pay	28-Day MXN-TIIE	6.750	08/31/2021		52,700	(33)	32	(1)	0	(5)
Pay	28-Day MXN-TIIE	5.840	09/14/2021		306,100	(136)	(445)	(581)	0	(34)
Pay	28-Day MXN-TIIE	5.580	11/10/2021		74,000	(234)	47	(187)	0	(9)
Receive	28-Day MXN-TIIE	7.530	02/01/2022		689,400	(314)	(846)	(1,160)	87	0
Pay	28-Day MXN-TIIE	5.835	06/29/2022		174,200	(515)	103	(412)	0	(28)
Pay	28-Day MXN-TIIE	6.000	09/02/2022		69,255	(189)	48	(141)	0	(12)
Pay	28-Day MXN-TIIE	6.750	09/02/2022		355,000	(317)	257	(60)	0	(61)
Pay	28-Day MXN-TIIE	5.000	02/22/2023		407,600	(2,284)	259	(2,025)	0	(86)
Pay	28-Day MXN-TIIE	5.500	02/22/2023		434,400	(1,869)	291	(1,578)	0	(91)
Pay	28-Day MXN-TIIE	6.000	06/05/2023		7,000	(22)	5	(17)	0	(2)
Pay	28-Day MXN-TIIE	6.350	09/01/2023		139,500	70	(296)	(226)	0	(34)
Receive	28-Day MXN-TIIE	5.665	01/23/2025		321,100	1,665	(190)	1,475	92	0
Receive	28-Day MXN-TIIE	6.315	11/28/2025		415,000	1,449	(287)	1,162	123	0
Receive	28-Day MXN-TIIE	6.080	03/10/2026		595,500	2,654	(374)	2,280	178	0
Pay	28-Day MXN-TIIE	7.380	11/04/2026		1,030,300	(974)	1,945	971	0	(324)
Pay	28-Day MXN-TIIE	7.860	01/26/2027		290,900	(6)	827	821	0	(94)
Pay	28-Day MXN-TIIE	8.175	01/15/2029		72,000	0	295	295	0	(27)
Pay	28-Day MXN-TIIE	7.380	02/09/2029		525,600	(323)	559	236	0	(195)
Pay	28-Day MXN-TIIE	6.600	05/21/2029		484,000	(1,979)	397	(1,582)	0	(179)
Pay	28-Day MXN-TIIE	6.600	06/28/2029		230,000	(952)	192	(760)	0	(86)
Pay	28-Day MXN-TIIE	6.710	09/20/2029		508,900	(1,916)	446	(1,470)	0	(194)
Pay	28-Day MXN-TIIE	8.320	01/07/2032		639,600	439	2,500	2,939	0	(323)
Pay	28-Day MXN-TIIE	8.310	11/28/2036		252,900	11	1,086	1,097	0	(146)

						$1,134	$26,068	$27,202	$2,714	$(3,095)

Total Swap Agreements						$1,177	$26,060	$27,237	$2,714	$(3,095)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Unsettled variation margin asset of $43 for closed swap agreements is outstanding at period end.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	This instrument has a forward starting effective date.

(h)	Securities with an aggregate market value of $688 and cash of $44,614 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	BRL	23,216		$7,042	$35	$0
	07/2017	CNH	347,897		50,963	0	(348)
	07/2017	$	7,054	BRL	23,216	0	(47)
	07/2017		2,044	CZK	47,098	16	0
	07/2017		21,412	EUR	18,838	104	0
	08/2017	COP	3,998,808		$1,357	51	0
	08/2017	TRY	43,181		11,327	0	(798)
	08/2017	$	1,527	MXN	28,456	32	0
	08/2017		9,957	TRY	37,830	666	0
	08/2017		476	ZAR	6,377	9	0
	10/2017	CLP	152,476		$230	1	0
	11/2017	ARS	145,893		8,492	288	0
BPS	07/2017	BRL	595,598		188,007	8,225	0
	07/2017	EUR	20,403		23,208	0	(95)
	07/2017	JPY	2,220,700		19,837	93	0
	07/2017	$	183,117	BRL	595,598	0	(3,335)
	08/2017	COP	1,540,827		$523	20	0
	08/2017	PLN	25,622		6,618	0	(295)
	08/2017	$	131,544	BRL	437,698	0	(200)
	08/2017		23,242	EUR	20,403	94	0
	08/2017		19,860	JPY	2,220,700	0	(93)
	08/2017		1,155	MXN	21,099	2	0
	08/2017		9,320	PEN	30,667	82	0
	08/2017		4,000	TRY	14,574	92	0
	08/2017		3,642	ZAR	48,624	63	(7)
	10/2017	BRL	225,060		$65,911	0	(815)
	10/2017	CLP	5,986,373		8,887	0	(107)
	11/2017	$	1,038	ARS	18,269	0	(16)
	12/2017	CNH	623,522		$86,331	0	(4,657)
	01/2018	BRL	33,200		9,195	0	(507)
BRC	07/2017	CZK	6,506		274	0	(11)
	08/2017		50,000		2,007	0	(184)
	08/2017	$	5,867	PEN	19,409	86	0
CBK	07/2017		2,719	EUR	2,417	41	0
	07/2017		7,000	INR	451,640	0	(23)
	08/2017	PLN	11,500		$3,048	0	(55)
	08/2017	TRY	855		233	0	(7)
	08/2017	$	11,424	HUF	3,256,906	635	0
	08/2017		4,459	MXN	81,491	58	(51)
	08/2017		2,281	PEN	7,468	9	0
	08/2017		20,315	TRY	76,318	1,115	0
	08/2017		12,460	ZAR	164,698	95	(30)
	08/2017	ZAR	111,050		$8,250	0	(195)
	09/2017	$	10,331	RUB	598,157	0	(352)
	09/2017		5,000	TWD	152,016	1	0
	10/2017	IDR	121,410,000		$9,000	0	(11)
	10/2017	$	8,649	IDR	116,698,897	14	(1)
	11/2017		13,642	ARS	233,375	0	(536)
	12/2017		37,991	CNH	268,104	1,132	0
DUB	07/2017	BRL	132,571		$40,073	57	0
	07/2017	CNH	130,835		19,211	3	(89)
	07/2017	RON	891		218	0	(5)
	07/2017	$	30,692	BRL	132,571	9,324	0
	07/2017		4,189	CZK	98,347	112	0
	08/2017		36,507	HUF	10,415,913	2,058	0
	08/2017		6,000	TRY	21,919	155	0
	09/2017		6,476	RUB	378,814	0	(156)
	10/2017	IDR	96,840,217		$7,190	3	0
	01/2018	BRL	235,600		66,335	0	(2,515)
FBF	07/2017		113,409		31,924	0	(2,309)
	07/2017	INR	2,145,012		33,199	65	0
	07/2017	$	34,281	BRL	113,409	0	(49)
	07/2017		8,492	CNH	58,022	66	0
	07/2017		24,536	INR	1,604,086	242	0
	09/2017	MYR	24,193		$5,599	0	(8)
	09/2017	PHP	1,387,487		27,612	295	0
	10/2017	$	3,476	IDR	47,012,900	13	0
	12/2017	CNH	58,022		$8,400	0	(66)
	12/2017	$	32,723	INR	2,145,012	0	(82)
GLM	07/2017	BRL	27,733		$8,385	14	0
	07/2017	INR	307,917		4,746	0	(10)
	07/2017	JPY	19,700		178	2	0
	07/2017	$	8,386	BRL	27,733	0	(15)
	07/2017		6,000	INR	388,080	0	(5)
	07/2017		20,371	JPY	2,240,400	0	(452)
	07/2017		9,260	RON	38,401	367	0
	08/2017	EGP	15,953		$874	3	0
	08/2017	$	232	HUF	63,112	2	0
	08/2017		1,249	MXN	22,838	3	0
	08/2017		7,785	PEN	26,559	357	0
	08/2017		134	TRY	507	8	0
	08/2017		33,179	ZAR	448,132	901	0
	09/2017	MYR	77,961		$17,910	0	(157)
	09/2017	$	73,830	RUB	4,331,254	0	(1,570)
	10/2017	RUB	2,900,370		$49,484	1,390	0
	10/2017	$	18,078	IDR	244,750,527	96	(9)
	12/2017		4,675	INR	307,917	10	0
HUS	07/2017	CZK	62,396		$2,549	0	(180)
	07/2017	EGP	121,695		6,710	47	0
	07/2017	RON	6,486		1,559	0	(67)
	07/2017	$	1,108	CNH	7,694	27	0
	07/2017		5,413	CZK	125,239	65	0
	07/2017		270	RON	1,097	5	0
	08/2017	EGP	27,834		$1,526	3	0
	08/2017	HUF	16,935,232		60,795	0	(1,908)
	08/2017	MXN	49,895		2,574	0	(160)
	08/2017	PLN	37,497		9,712	0	(405)
	08/2017	TRY	42,933		11,527	0	(528)
	08/2017	$	289	HUF	79,025	4	0
	08/2017		225,005	MXN	4,372,806	14,679	(37)
	08/2017		1,686	PLN	6,297	13	0
	08/2017		9,616	TRY	35,264	286	0
	08/2017		1,258	ZAR	16,483	0	(4)
	08/2017	ZAR	97,614		$7,099	0	(324)
	09/2017	ARS	79,587		4,780	175	0
	09/2017	SGD	46,611		33,774	0	(122)
	09/2017	$	564	KRW	643,377	0	(2)
	10/2017	CLP	2,609,855		$3,914	0	(7)
	12/2017	CNH	23,453		3,217	0	(206)
IND	08/2017	$	20,956	HUF	5,974,970	1,167	0
JPM	07/2017	BRL	293,300		$80,547	0	(7,986)
	07/2017	$	88,685	BRL	293,300	0	(152)
	07/2017		27,148	CNH	184,905	124	0
	07/2017		22,684	CZK	534,509	694	0
	07/2017		20,122	EUR	17,986	421	0
	07/2017		141	INR	9,123	0	0
	08/2017	MXN	1,221,650		$66,101	245	(1,095)
	08/2017	$	20,127	COP	58,829,678	0	(914)
	08/2017		4,352	MXN	81,904	147	(10)
	08/2017		9,166	TRY	33,734	307	0
	08/2017		1,329	ZAR	18,103	49	(1)
	09/2017	KRW	23,436,039		$20,759	273	0
	09/2017	MYR	22,688		5,258	0	0
	09/2017	$	23,854	MYR	101,572	0	(316)
	10/2017	CLP	297,415		$446	0	(1)
	10/2017	IDR	32,427,864		2,383	0	(24)
	10/2017	$	4,222	RUB	257,107	41	0
	11/2017	ARS	21,843		$1,233	11	0
	01/2018	BRL	71,700		19,820	0	(1,133)
	04/2018		282,000		72,587	0	(8,687)
MEI	07/2017		39,615		11,850	0	(108)
	07/2017	$	11,975	BRL	39,615	0	(17)
	08/2017		11,780		39,615	107	0
MSB	07/2017	BRL	469,913		$142,045	202	0
	07/2017	$	142,154	BRL	469,913	0	(311)
	07/2017		4,313	CZK	108,199	419	0
	07/2017		249	ILS	909	11	0
	09/2017	MYR	3,434		$788	0	(8)
	09/2017	$	5,000	SGD	6,942	48	0
	10/2017		4,217	IDR	57,013,840	14	0
	11/2017	CZK	250,000		$10,077	0	(949)
	12/2017	CNH	227,224		31,415	0	(1,743)
	01/2018	BRL	54,000		14,665	0	(1,115)
	04/2018		400,000		102,696	0	(12,587)
NGF	07/2017		101,424		30,688	73	0
	07/2017	$	30,659	BRL	101,424	0	(43)
	08/2017		30,500		101,424	0	(65)
	08/2017		71,583	MXN	1,382,052	4,159	0
	10/2017	BRL	78,750		$22,979	0	(368)
RYL	10/2017	CLP	1,218,594		1,838	7	0
SCX	08/2017	HUF	1,806,602		6,339	0	(350)
	08/2017	PLN	2,337		631	0	0
	08/2017	$	24,934	MXN	482,307	1,499	0
	08/2017		186,982	PLN	722,425	7,942	0
	08/2017	ZAR	166,439		$12,285	0	(372)
	09/2017	$	220,835	THB	7,480,773	0	(610)
	09/2017		564	TWD	17,163	1	0
	10/2017	IDR	97,554,730		$7,189	0	(51)
	10/2017	RUB	917,382		15,686	474	0
	12/2017	CNH	32,040		4,408	0	(268)
	12/2017	$	19,875	CNH	140,311	599	0
SOG	07/2017		6,500	CZK	151,599	130	0
	08/2017	HUF	8,390,574		$30,102	0	(964)
	08/2017	PEN	28,932		8,857	0	(13)
	08/2017	PLN	175,554		46,817	0	(551)
	08/2017	$	46,095	COP	134,505,285	0	(2,168)
	08/2017		2,500	MXN	45,932	17	0
	08/2017		78,663	TRY	300,856	5,816	0
	09/2017	TWD	2,156,512		$71,092	147	0
	03/2018	CZK	100,652		4,123	0	(358)
TOR	07/2017	EUR	18,838		21,532	16	0
	08/2017	$	13,256	COP	40,437,877	0	(50)
	08/2017		21,563	EUR	18,838	0	(17)
	09/2017		5,000	KRW	5,703,200	0	(15)
	09/2017		564	SGD	783	5	0
UAG	07/2017	BRL	109,988		$33,247	47	0
	07/2017	CNH	20,677		3,028	0	(22)
	07/2017	$	23,900	BRL	109,988	9,300	0
	07/2017		35,858	CNH	248,788	835	0
	09/2017		66,737	IDR	893,938,718	0	(212)
	09/2017		53,536	MYR	227,929	0	(715)
	09/2017		51,705	THB	1,753,174	0	(94)
	10/2017	IDR	114,789,275		$8,483	0	(36)
	10/2017	$	10,000	IDR	134,780,000	3	0
	12/2017		39,129	CNH	276,992	1,291	0

Total Forward Foreign Currency Contracts						$80,550	$(68,722)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC USD versus BRL	BRL	3.130	08/10/2017	$13,900	$38	$11
GLM	Put - OTC USD versus BRL		3.130	08/10/2017	11,600	30	9

						$68	$20

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.620%	12/18/2017	$3,900	$3	$4

Total Purchased Options							$71	$24

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	3.450	08/10/2017	$25,700	$(266)	$(203)
	Call - OTC USD versus BRL		4.000	12/11/2017	24,400	(962)	(141)
JPM	Call - OTC USD versus BRL		4.000	12/11/2017	15,100	(600)	(87)
SOG	Call - OTC USD versus RUB	RUB	80.000	08/23/2017	45,757	(1,473)	(4)

						$(3,301)	$(435)

Total Written Options						$(3,301)	$(435)

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Indonesia Government International Bond 11.000% due 07/22/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	$4,066	$(455)	$(1,058)	$0	$(1,513)

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	12/20/2017	0.266%	$3,900	$(17)	$32	$15	$0
	Peru Government International Bond	1.000	09/20/2020	0.467	600	(25)	35	10	0
BPS	Mexico Government International Bond	1.000	06/20/2018	0.268	1,600	12	0	12	0
BRC	South Africa Government International Bond	1.000	12/20/2017	0.285	8,700	(132)	165	33	0
DUB	Panama Government International Bond	1.000	06/20/2022	0.962	6,300	(30)	44	14	0
FBF	Panama Government International Bond	1.000	06/20/2022	0.962	1,600	(8)	11	3	0
GST	Chile Government International Bond	1.000	09/20/2020	0.395	9,000	24	151	175	0
	Colombia Government International Bond	1.000	12/20/2017	0.266	7,700	(48)	78	30	0
	Russia Government International Bond	1.000	12/20/2017	0.363	8,700	(145)	175	30	0
HUS	Panama Government International Bond	1.000	06/20/2022	0.962	6,900	(28)	43	15	0
SCX	Nigeria Government International Bond	5.000	09/20/2017	5.063	5,000	12	(4)	8	0

						$(385)	$730	$345	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	6-Month THB-THBFIX	2.220%	11/23/2020	THB	211,400	$0	$94	$94	$0
BOA	Pay	3-Month COP-IBR Compounded-OIS	5.310	08/29/2019	COP	2,970,000	0	10	10	0
	Pay	6-Month THB-THBFIX	3.320	11/12/2018	THB	85,000	0	66	66	0
	Pay	6-Month THB-THBFIX	3.390	11/13/2018		81,000	0	65	65	0
	Pay	6-Month THB-THBFIX	3.320	07/27/2020		1,382,300	0	2,218	2,218	0
BPS	Pay	6-Month THB-THBFIX	3.480	01/14/2021		456,100	0	888	888	0
	Pay	6-Month THB-THBFIX	3.415	01/21/2021		291,760	(1)	546	545	0
	Pay	6-Month THB-THBFIX	3.385	01/23/2021		266,600	(1)	490	489	0
CBK	Pay	6-Month THB-THBFIX	2.190	11/23/2020		124,600	0	51	51	0
	Pay	6-Month THB-THBFIX	3.520	01/13/2021		36,700	0	73	73	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		177,700	0	332	332	0
	Pay	6-Month THB-THBFIX	3.420	01/17/2021		483,840	0	911	911	0
	Pay	6-Month THB-THBFIX	2.625	07/27/2025		729,100	(3)	644	641	0
	Pay	6-Month THB-THBFIX	2.810	09/23/2025		294,600	0	374	374	0
DUB	Pay	3-Month COP-IBR Compounded-OIS	5.320	03/17/2020	COP	23,430,000	0	93	93	0
	Receive	3-Month COP-IBR Compounded-OIS	6.445	07/01/2025		22,000,000	0	(327)	0	(327)
	Pay	6-Month THB-THBFIX	3.350	11/08/2018	THB	99,000	(1)	79	78	0
	Pay	6-Month THB-THBFIX	3.340	11/11/2018		73,000	0	58	58	0
	Pay	6-Month THB-THBFIX	3.370	11/14/2018		81,000	0	65	65	0
	Pay	6-Month THB-THBFIX	2.175	01/29/2020		38,900	0	17	17	0
	Pay	6-Month THB-THBFIX	2.015	08/17/2020		194,000	0	55	55	0
	Pay	6-Month THB-THBFIX	2.200	11/23/2020		90,600	0	38	38	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		126,900	0	237	237	0
	Pay	6-Month THB-THBFIX	3.410	01/21/2021		255,630	(1)	477	476	0
	Pay	6-Month THB-THBFIX	3.390	01/23/2021		236,600	(1)	436	435	0
	Pay	6-Month THB-THBFIX	1.930	02/26/2021		31,300	0	5	5	0
	Pay	6-Month THB-THBFIX	2.580	01/29/2025		19,300	0	16	16	0
	Pay	6-Month THB-THBFIX	2.580	10/19/2025		162,100	0	111	111	0
FBF	Pay	6-Month THB-THBFIX	2.023	08/17/2020		27,000	0	8	8	0
	Pay	6-Month THB-THBFIX	2.780	09/23/2025		50,980	0	60	60	0
GLM	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024	COP	16,490,000	0	196	196	0
	Pay	3-Month COP-IBR Compounded-OIS	6.120	10/16/2024		26,001,500	(3)	243	240	0
	Pay	6-Month CLP-CHILIBOR	3.455	06/02/2022	CLP	12,855,400	0	19	19	0
	Pay	6-Month CLP-CHILIBOR	4.095	06/01/2027		15,023,700	0	51	51	0
GST	Receive	6-Month HUF-BBR	0.830	12/21/2020	HUF	10,610,500	17	(224)	0	(207)
HUS	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024	COP	30,644,600	0	364	364	0
	Pay	6-Month THB-THBFIX	2.260	12/18/2019	THB	903,500	(2)	397	395	0
	Pay	6-Month THB-THBFIX	2.123	01/28/2020		221,900	0	87	87	0
	Pay	6-Month THB-THBFIX	2.040	08/17/2020		743,000	0	230	230	0
	Pay	6-Month THB-THBFIX	2.505	01/28/2025		389,100	(1)	250	249	0
	Pay	6-Month THB-THBFIX	2.545	01/26/2027		426,000	0	222	222	0
JPM	Pay	3-Month COP-IBR Compounded-OIS	5.220	03/13/2019	COP	5,000,000	0	10	10	0
	Pay	3-Month COP-IBR Compounded-OIS	5.230	05/28/2020		28,690,000	0	87	87	0
	Receive	6-Month HUF-BBR	0.830	12/21/2020	HUF	10,610,300	0	(206)	0	(206)
	Pay	6-Month THB-THBFIX	3.320	07/29/2020	THB	413,900	(4)	666	662	0
	Pay	6-Month THB-THBFIX	2.025	02/24/2023		183,000	0	(4)	0	(4)
MYC	Pay	3-Month COP-IBR Compounded-OIS	4.795	03/03/2020	COP	28,095,000	0	(18)	0	(18)

							$(1)	$10,560	$11,321	$(762)

Total Swap Agreements							$(841)	$10,232	$11,666	$(2,275)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $36,885 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$110,897	$0	$110,897
Brazil
Corporate Bonds & Notes	0	71,342	0	71,342
Sovereign Issues	0	614,021	0	614,021
Canada
Corporate Bonds & Notes	0	15,064	0	15,064
Cayman Islands
Corporate Bonds & Notes	0	29,678	1,082	30,760
Chile
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	39,638	0	39,638
China
Sovereign Issues	0	3,727	0	3,727
Colombia
Corporate Bonds & Notes	0	23,739	0	23,739
Sovereign Issues	0	179,942	0	179,942
Czech Republic
Sovereign Issues	0	70,488	0	70,488
El Salvador
Sovereign Issues	0	6,087	0	6,087
Germany
Corporate Bonds & Notes	0	24,630	0	24,630
Hungary
Sovereign Issues	0	102,711	0	102,711
India
Corporate Bonds & Notes	0	5,019	0	5,019
Sovereign Issues	0	1,002	0	1,002
Indonesia
Sovereign Issues	0	303,884	0	303,884
Ireland
Corporate Bonds & Notes	0	32,528	0	32,528
Israel
Corporate Bonds & Notes	0	3,514	0	3,514
Kazakhstan
Corporate Bonds & Notes	0	41,188	0	41,188
Luxembourg
Corporate Bonds & Notes	0	19,801	0	19,801
Malaysia
Sovereign Issues	0	195,590	0	195,590
Mexico
Corporate Bonds & Notes	0	77,533	129	77,662
Sovereign Issues	0	99,960	0	99,960
Netherlands
Corporate Bonds & Notes	0	539	0	539
Loan Participations and Assignments	0	0	19,740	19,740
Peru
Sovereign Issues	0	132,187	0	132,187
Philippines
Sovereign Issues	0	34,507	0	34,507
Poland
Sovereign Issues	0	318,932	0	318,932
Romania
Sovereign Issues	0	62,795	0	62,795
Russia
Sovereign Issues	0	184,873	0	184,873
South Africa
Corporate Bonds & Notes	0	8,080	0	8,080
Sovereign Issues	0	290,163	0	290,163
South Korea
Sovereign Issues	0	26,851	0	26,851
Spain
Sovereign Issues	0	1,870	0	1,870
Sri Lanka
Sovereign Issues	0	10,695	0	10,695
Supranational
Corporate Bonds & Notes	0	29,542	0	29,542
Turkey
Sovereign Issues	0	243,883	0	243,883
United States
Asset-Backed Securities	0	22,016	0	22,016
Corporate Bonds & Notes	0	9,514	0	9,514
Non-Agency Mortgage-Backed Securities	0	16,710	0	16,710
U.S. Government Agencies	0	27	0	27
U.S. Treasury Obligations	0	746	0	746
Uruguay
Sovereign Issues	0	12,407	0	12,407
Virgin Islands (British)
Corporate Bonds & Notes	0	144	0	144
Short-Term Instruments
Repurchase Agreements	0	3,572	0	3,572
Argentina Treasury Bills	0	106,147	0	106,147
Czech Republic Treasury Bills	0	2,188	0	2,188
Egypt Treasury Bills	0	20,545	0	20,545
U.S. Treasury Bills	0	37,706	0	37,706
	$0	$3,648,822	$20,951	$3,669,773

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$288,389	$0	$0	$288,389

Total Investments	$288,389	$3,648,822	$20,951	$3,958,162

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,261)	$0	$(3,261)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	464	2,714	0	3,178
Over the counter	0	92,240	0	92,240
	$464	$94,954	$0	$95,418

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(189)	(3,095)	0	(3,284)
Over the counter	0	(71,432)	0	(71,432)

	$(189)	$(74,527)	$0	$(74,716)

Total Financial Derivative Instruments	$275	$20,427	$0	$20,702

Totals	$288,664	$3,665,988	$20,951	$3,975,603

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.5%
ARGENTINA 5.1%
SOVEREIGN ISSUES 5.1%
Argentine Government International Bond
2.500% due 12/31/2038	$14,800	$9,709
5.625% due 01/26/2022	11,600	11,907
6.250% due 04/22/2019	8,900	9,345
6.625% due 07/06/2028	900	907
6.875% due 04/22/2021	9,160	9,838
6.875% due 01/26/2027	6,200	6,426
7.125% due 07/06/2036	3,300	3,279
7.125% due 06/28/2117	3,500	3,181
7.500% due 04/22/2026	25,600	27,584
7.625% due 04/22/2046	4,500	4,619
8.280% due 12/31/2033 (f)	2,664	2,965
8.750% due 05/07/2024	900	1,030
Provincia de Buenos Aires
9.950% due 06/09/2021	1,200	1,371
10.875% due 01/26/2021	1,000	1,145
Provincia de Cordoba
7.125% due 06/10/2021	550	579
Provincia de Neuquen Argentina
7.500% due 04/27/2025	1,340	1,377

Total Argentina (Cost $92,908)		95,262

AZERBAIJAN 1.2%
CORPORATE BONDS & NOTES 0.9%
Southern Gas Corridor CJSC
6.875% due 03/24/2026	$15,800	17,146

SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024	5,400	5,421

Total Azerbaijan (Cost $22,017)		22,567

BRAZIL 9.7%
CORPORATE BONDS & NOTES 5.7%
Banco do Brasil S.A.
3.875% due 10/10/2022	$4,811	4,657
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028	28,400	27,761
Caixa Economica Federal
2.375% due 11/06/2017	500	501
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	3,405	3,491
6.875% due 07/30/2019	7,350	7,776
Petrobras Global Finance BV
4.147% due 03/17/2020	100	101
4.875% due 03/17/2020	2,500	2,556
5.375% due 01/27/2021	4,700	4,790
5.625% due 05/20/2043	8,900	7,443
5.750% due 01/20/2020	11,396	11,854
6.125% due 01/17/2022	4,700	4,864
6.250% due 03/17/2024	1,000	1,022
6.750% due 01/27/2041	3,700	3,478
6.850% due 06/05/2115	4,000	3,550
6.875% due 01/20/2040	12,450	11,827
7.250% due 03/17/2044	500	494
7.375% due 01/17/2027	4,000	4,242
8.375% due 05/23/2021	2,500	2,805
Samarco Mineracao S.A.
5.750% due 10/24/2023 ^	4,500	2,576

		105,788

SOVEREIGN ISSUES 4.0%
Brazil Government International Bond
2.625% due 01/05/2023	1,250	1,161
4.250% due 01/07/2025	1,600	1,574
5.000% due 01/27/2045	5,000	4,400

5.625% due 01/07/2041		1,350	1,303
5.625% due 02/21/2047		4,900	4,691
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (c)	BRL	212,250	61,397

			74,526

Total Brazil (Cost $176,310)			180,314

CAMEROON 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Cameroon International Bond
9.500% due 11/19/2025		$2,500	2,957

Total Cameroon (Cost $2,860)			2,957

CAYMAN ISLANDS 2.0%
CORPORATE BONDS & NOTES 2.0%
Interoceanica Finance Ltd.
0.000% due 05/15/2030 (c)		$6,100	3,997
KSA Sukuk Ltd.
2.894% due 04/20/2022		8,000	8,023
3.628% due 04/20/2027		2,200	2,250
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		4,800	5,136
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		28,860	15,729
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2023 ^(d)		4,254	1,457

Total Cayman Islands (Cost $50,172)			36,592

CHILE 3.0%
CORPORATE BONDS & NOTES 3.0%
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		$2,900	2,838
4.500% due 08/13/2023		800	860
4.500% due 09/16/2025		11,700	12,520
4.875% due 11/04/2044		2,200	2,353
5.625% due 10/18/2043		1,000	1,176
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		12,500	13,047
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,656
Itau CorpBanca
3.875% due 09/22/2019		6,400	6,606
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		9,738	9,707

Total Chile (Cost $53,049)			55,763

CHINA 1.5%
CORPORATE BONDS & NOTES 1.4%
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023		$16,500	17,598
4.875% due 05/17/2042		5,710	6,366
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		2,100	2,048

			26,012

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	3,510	532
China Government International Bond
3.290% due 04/18/2020		8,250	1,210
3.380% due 05/23/2023		1,200	174
4.080% due 08/22/2023		1,100	167

			2,083

Total China (Cost $28,099)			28,095

COLOMBIA 1.8%
CORPORATE BONDS & NOTES 1.0%
Ecopetrol S.A.
4.125% due 01/16/2025		$200	196
5.375% due 06/26/2026		2,500	2,606
5.875% due 09/18/2023		1,100	1,206

5.875% due 05/28/2045	8,200	7,569
7.375% due 09/18/2043	7,500	8,086

		19,663

SOVEREIGN ISSUES 0.8%
Colombia Government International Bond
4.375% due 07/12/2021	800	853
6.125% due 01/18/2041	4,100	4,748
7.375% due 09/18/2037	7,275	9,392

		14,993

Total Colombia (Cost $33,695)		34,656

COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023	$330	323
5.625% due 04/30/2043	7,300	6,583

Total Costa Rica (Cost $7,562)		6,906

DOMINICAN REPUBLIC 1.4%
SOVEREIGN ISSUES 1.4%
Dominican Republic International Bond
5.500% due 01/27/2025	$4,100	4,254
5.875% due 04/18/2024	1,500	1,586
5.950% due 01/25/2027	15,300	16,027
6.850% due 01/27/2045	1,600	1,712
6.875% due 01/29/2026	2,700	3,027

Total Dominican Republic (Cost $26,143)		26,606

ECUADOR 1.1%
SOVEREIGN ISSUES 1.1%
Ecuador Government International Bond
8.750% due 06/02/2023	$3,500	3,456
9.625% due 06/02/2027	4,800	4,812
9.650% due 12/13/2026	6,300	6,324
10.750% due 03/28/2022	5,500	5,885

Total Ecuador (Cost $20,183)		20,477

EGYPT 0.6%
SOVEREIGN ISSUES 0.6%
Egypt Government International Bond
6.125% due 01/31/2022	$5,500	5,627
7.500% due 01/31/2027	2,000	2,128
8.500% due 01/31/2047	3,200	3,458

Total Egypt (Cost $11,061)		11,213

EL SALVADOR 0.8%
SOVEREIGN ISSUES 0.8%
El Salvador Government International Bond
5.875% due 01/30/2025	$4,400	3,971
7.625% due 09/21/2034	3,070	3,162
7.650% due 06/15/2035	1,150	1,083
7.750% due 01/24/2023	500	509
8.250% due 04/10/2032	6,410	6,385

Total El Salvador (Cost $16,621)		15,110

ETHIOPIA 0.2%
SOVEREIGN ISSUES 0.2%
Ethiopia International Bond
6.625% due 12/11/2024	$4,000	3,975

Total Ethiopia (Cost $3,987)		3,975

GABON 0.4%
SOVEREIGN ISSUES 0.4%
Gabon Government International Bond
6.375% due 12/12/2024	$8,704	8,497

Total Gabon (Cost $8,645)		8,497

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG
4.250% due 10/14/2021		$10,600	11,110

Total Germany (Cost $10,609)			11,110

GHANA 0.3%
SOVEREIGN ISSUES 0.3%
Ghana Government International Bond
9.250% due 09/15/2022		$6,000	6,485

Total Ghana (Cost $6,322)			6,485

GUATEMALA 1.3%
SOVEREIGN ISSUES 1.3%
Guatemala Government International Bond
4.375% due 06/05/2027		$2,000	1,989
4.875% due 02/13/2028		3,600	3,717
5.750% due 06/06/2022		16,300	17,829

Total Guatemala (Cost $22,444)			23,535

HONG KONG 1.0%
CORPORATE BONDS & NOTES 1.0%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		$900	904
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		10,700	11,277
Nexen Energy ULC
6.400% due 05/15/2037		1,130	1,445
7.500% due 07/30/2039		3,370	4,876

Total Hong Kong (Cost $17,624)			18,502

INDIA 0.6%
SOVEREIGN ISSUES 0.6%
Export-Import Bank of India
3.375% due 08/05/2026		$11,600	11,378

Total India (Cost $11,702)			11,378

INDONESIA 8.1%
CORPORATE BONDS & NOTES 4.6%
Majapahit Holding BV
7.750% due 01/20/2020		$3,607	4,040
Pelabuhan Indonesia PT
4.250% due 05/05/2025		2,600	2,652
5.375% due 05/05/2045		2,000	2,046
Pertamina Persero PT
4.300% due 05/20/2023		4,000	4,152
4.875% due 05/03/2022		12,000	12,842
5.250% due 05/23/2021		3,000	3,256
5.625% due 05/20/2043		1,000	1,037
6.000% due 05/03/2042		27,158	29,385
6.450% due 05/30/2044		5,700	6,487
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024		1,000	1,077
Perusahaan Listrik Negara PT
4.125% due 05/15/2027		3,500	3,448
5.500% due 11/22/2021		14,900	16,278

			86,700

SOVEREIGN ISSUES 3.5%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,200	3,845
4.125% due 01/15/2025		$2,000	2,067
4.625% due 04/15/2043		400	405
4.750% due 01/08/2026		1,100	1,183
5.125% due 01/15/2045		5,000	5,365
5.250% due 01/08/2047		2,000	2,178
5.375% due 10/17/2023		5,000	5,565

6.625% due 02/17/2037		6,360	7,894
6.750% due 01/15/2044		15,900	20,500
7.750% due 01/17/2038		7,225	9,990
8.500% due 10/12/2035		2,400	3,461
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		3,700	3,742

			66,195

Total Indonesia (Cost $143,403)			152,895

IRELAND 1.8%
CORPORATE BONDS & NOTES 1.8%
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		$2,050	2,096
6.604% due 02/03/2021		5,000	5,549
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022		1,500	1,501
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,617
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$21,100	22,661

Total Ireland (Cost $31,357)			33,424

ISRAEL 1.0%
CORPORATE BONDS & NOTES 0.9%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$7,200	7,461
5.412% due 12/30/2025		2,600	2,701
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		6,000	6,442

			16,604

SOVEREIGN ISSUES 0.1%
Israel Government International Bond
4.500% due 01/30/2043		1,100	1,186

Total Israel (Cost $17,685)			17,790

IVORY COAST 0.5%
SOVEREIGN ISSUES 0.5%
Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	5,100	5,901
5.375% due 07/23/2024		$989	967
6.125% due 06/15/2033		400	386
6.375% due 03/03/2028		1,500	1,520

Total Ivory Coast (Cost $8,584)			8,774

JAMAICA 0.2%
SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028		$1,500	1,702
7.875% due 07/28/2045		1,700	2,006

Total Jamaica (Cost $3,200)			3,708

JORDAN 0.6%
SOVEREIGN ISSUES 0.6%
Jordan Government International Bond
5.750% due 01/31/2027		$9,200	9,172
6.125% due 01/29/2026		1,900	1,948

Total Jordan (Cost $11,099)			11,120

KAZAKHSTAN 3.7%
CORPORATE BONDS & NOTES 2.9%
Kazakhstan Temir Zholy National Co. JSC
6.375% due 10/06/2020		$7,000	7,543
KazMunayGas National Co. JSC
6.375% due 04/09/2021		10,781	11,737
7.000% due 05/05/2020		21,178	23,062
9.125% due 07/02/2018		1,000	1,060

Samruk-Energy JSC
3.750% due 12/20/2017		7,000	7,005
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/2026		4,000	3,866

			54,273

SOVEREIGN ISSUES 0.8%
Kazakhstan Government International Bond
4.875% due 10/14/2044		10,600	10,492
6.500% due 07/21/2045		4,500	5,340

			15,832

Total Kazakhstan (Cost $66,814)			70,105

KENYA 0.0%
SOVEREIGN ISSUES 0.0%
Kenya Government International Bond
5.875% due 06/24/2019		$400	412

Total Kenya (Cost $412)			412

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021		$1,600	1,808

Total Lithuania (Cost $1,733)			1,808

LUXEMBOURG 4.5%
ASSET-BACKED SECURITIES 0.1%
Sovereign Credit Opportunities S.A.
3.000% due 09/30/2019	EUR	1,800	1,992

CORPORATE BONDS & NOTES 4.4%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$12,400	12,627
6.000% due 11/27/2023		7,700	8,418
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,000	2,028
6.510% due 03/07/2022		12,913	14,281
7.288% due 08/16/2037		3,000	3,560
8.625% due 04/28/2034		1,100	1,470
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.750% due 05/29/2018		7,250	7,582
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		4,200	4,400
5.500% due 02/26/2024		4,900	4,997
5.717% due 06/16/2021		8,600	9,282
6.125% due 02/07/2022		13,085	14,274

			82,919

Total Luxembourg (Cost $80,662)			84,911

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045		$900	994

Total Malaysia (Cost $889)			994

MEXICO 9.3%
	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)		93,450	33

			33

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 6.2%
Banco Nacional de Comercio Exterior SNC
3.800% due 08/11/2026		$4,400	4,400
BBVA Bancomer S.A.
6.500% due 03/10/2021		2,650	2,931
Comision Federal de Electricidad
4.750% due 02/23/2027		2,800	2,888
5.750% due 02/14/2042		4,850	4,977
6.125% due 06/16/2045		4,900	5,249
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		900	0
Petroleos Mexicanos
4.250% due 01/15/2025		2,000	1,950
4.875% due 01/24/2022		26,175	26,986
5.500% due 01/21/2021		2,500	2,626
5.500% due 06/27/2044		32,630	29,008
5.625% due 01/23/2046		1,450	1,291
6.375% due 01/23/2045		8,700	8,526
6.500% due 06/02/2041		9,620	9,601
6.625% due 06/15/2035		975	1,013
6.875% due 08/04/2026		12,500	13,881

			115,327

SOVEREIGN ISSUES 3.1%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	9,550	9,700
4.150% due 03/28/2027		$7,126	7,388
4.600% due 01/23/2046		7,412	7,266
5.550% due 01/21/2045		4,120	4,630
5.750% due 10/12/2110		15,300	15,950
6.050% due 01/11/2040		11,702	13,838

			58,772

Total Mexico (Cost $186,067)			174,132

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond
5.125% due 12/05/2022		$3,930	3,702
10.875% due 04/06/2021		2,400	2,748

Total Mongolia (Cost $6,286)			6,450

MOROCCO 0.3%
SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
5.500% due 12/11/2042		$5,800	6,448

Total Morocco (Cost $6,079)			6,448

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$1,400	1,445

Total Namibia (Cost $1,388)			1,445

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 0.6%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$14,000	11,929

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Petrobras Netherlands BV
TBD% - 3.281% due 05/10/2022		5,000	4,897

Petroleo Netherland BV
3.432% due 04/25/2019	4,390	4,300

		9,197

Total Netherlands (Cost $22,083)		21,126

NIGERIA 0.6%
SOVEREIGN ISSUES 0.6%
Nigeria Government International Bond
6.375% due 07/12/2023	$1,000	1,032
7.875% due 02/16/2032	9,300	10,114

Total Nigeria (Cost $10,508)		11,146

OMAN 0.5%
SOVEREIGN ISSUES 0.5%
Oman Government International Bond
3.625% due 06/15/2021	$300	299
5.375% due 03/08/2027	7,900	8,097
6.500% due 03/08/2047	1,000	1,023

Total Oman (Cost $9,167)		9,419

PANAMA 1.4%
CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028	$1,474	1,519

SOVEREIGN ISSUES 1.3%
Panama Government International Bond
4.300% due 04/29/2053	1,500	1,478
4.500% due 05/15/2047	3,800	3,852
6.700% due 01/26/2036	2,000	2,585
7.125% due 01/29/2026	7,642	9,744
8.125% due 04/28/2034	2,860	3,789
8.875% due 09/30/2027	735	1,051
9.375% due 01/16/2023	900	1,154
9.375% due 04/01/2029	1,000	1,480

		25,133

Total Panama (Cost $26,027)		26,652

PARAGUAY 0.6%
SOVEREIGN ISSUES 0.6%
Paraguay Government International Bond
4.625% due 01/25/2023	$1,000	1,047
4.700% due 03/27/2027	4,200	4,321
6.100% due 08/11/2044	5,700	6,341

Total Paraguay (Cost $10,918)		11,709

PERU 1.3%
CORPORATE BONDS & NOTES 0.3%
Petroleos del Peru S.A.
5.625% due 06/19/2047	$3,500	3,552
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	1,650	1,718

		5,270

SOVEREIGN ISSUES 1.0%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	7,400	7,943
4.750% due 07/15/2025	2,000	2,147
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	7,812

		17,902

Total Peru (Cost $22,445)		23,172

PHILIPPINES 0.3%
CORPORATE BONDS & NOTES 0.3%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$4,300	5,553

Total Philippines (Cost $5,728)		5,553

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Poland Government International Bond
3.250% due 04/06/2026		$12,000	12,232

Total Poland (Cost $11,920)			12,232

QATAR 0.5%
CORPORATE BONDS & NOTES 0.3%
SoQ Sukuk A QSC
2.099% due 01/18/2018		$5,100	5,093

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.500% due 01/20/2022		4,200	4,457

Total Qatar (Cost $9,507)			9,550

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
3.875% due 10/29/2035	EUR	400	479
Romania Government International Bond
2.750% due 10/29/2025		600	729
2.875% due 05/26/2028		100	118

Total Romania (Cost $1,231)			1,326

RUSSIA 0.7%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Ltd.
5.375% due 06/16/2023		$5,200	5,389
VimpelCom Holdings BV
5.200% due 02/13/2019		100	103

			5,492

SOVEREIGN ISSUES 0.4%
Russia Government International Bond
4.500% due 04/04/2022 (f)		1,600	1,691
4.500% due 04/04/2022 (f)		2,200	2,325
5.625% due 04/04/2042		600	651
12.750% due 06/24/2028		1,525	2,668

			7,335

Total Russia (Cost $12,394)			12,827

SAUDI ARABIA 0.1%
SOVEREIGN ISSUES 0.1%
Saudi Government International Bond
3.250% due 10/26/2026		$1,000	993

Total Saudi Arabia (Cost $988)			993

SENEGAL 0.5%
SOVEREIGN ISSUES 0.5%
Senegal Government International Bond
6.250% due 05/23/2033		$3,100	3,154
8.750% due 05/13/2021		6,300	7,209

Total Senegal (Cost $10,020)			10,363

SERBIA 0.6%
SOVEREIGN ISSUES 0.6%
Serbia Government International Bond
4.875% due 02/25/2020		$9,000	9,392
5.875% due 12/03/2018		900	943
7.250% due 09/28/2021		1,100	1,272

Total Serbia (Cost $11,485)			11,607

SLOVENIA 0.5%
SOVEREIGN ISSUES 0.5%
Slovenia Government International Bond
5.250% due 02/18/2024		$7,850	9,008

Total Slovenia (Cost $8,845)			9,008

SOUTH AFRICA 1.9%
CORPORATE BONDS & NOTES 1.3%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	3,121
6.500% due 04/15/2040		1,300	1,328
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		6,950	7,034
6.750% due 08/06/2023		6,800	6,952
Myriad International Holdings BV
5.500% due 07/21/2025		4,800	5,142

			23,577

SOVEREIGN ISSUES 0.6%
South Africa Government International Bond
4.875% due 04/14/2026		3,300	3,315
5.000% due 10/12/2046		3,800	3,519
5.375% due 07/24/2044		200	195
5.875% due 05/30/2022		3,500	3,830

			10,859

Total South Africa (Cost $34,714)			34,436

SPAIN 0.3%
SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	4,100	4,986
Autonomous Community of Valencia
2.013% due 09/04/2017		250	287

Total Spain (Cost $5,033)			5,273

SRI LANKA 2.0%
CORPORATE BONDS & NOTES 0.4%
National Savings Bank
5.150% due 09/10/2019		$7,600	7,723

SOVEREIGN ISSUES 1.6%
Sri Lanka Government International Bond
5.125% due 04/11/2019		600	615
5.750% due 01/18/2022		7,000	7,274
5.875% due 07/25/2022		1,700	1,765
6.000% due 01/14/2019		300	311
6.125% due 06/03/2025		5,100	5,222
6.200% due 05/11/2027		4,800	4,804
6.250% due 10/04/2020		800	846
6.250% due 07/27/2021		3,500	3,716
6.825% due 07/18/2026		500	528
6.850% due 11/03/2025		4,100	4,330

			29,411

Total Sri Lanka (Cost $35,719)			37,134

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$3,550	3,803

Total Sweden (Cost $3,713)			3,803

TANZANIA 0.2%
SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
7.421% due 03/09/2020		$4,267	4,479

Total Tanzania (Cost $4,437)			4,479

TRINIDAD AND TOBAGO 0.5%
CORPORATE BONDS & NOTES 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$5,663	5,544

SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026		3,100	3,046

Total Trinidad and Tobago (Cost $8,709)			8,590

TUNISIA 0.4%
SOVEREIGN ISSUES 0.4%
Banque Centrale de Tunisie International Bond
3.280% due 08/09/2027	JPY	100,000	724
8.250% due 09/19/2027		$5,800	6,416

Total Tunisia (Cost $7,072)			7,140

TURKEY 3.8%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023		$1,200	1,226
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,526	2,422
Turkiye Is Bankasi
6.125% due 04/25/2024		1,800	1,827

			5,475

SOVEREIGN ISSUES 3.5%
Export Credit Bank of Turkey
5.375% due 02/08/2021		1,500	1,550
5.375% due 10/24/2023		2,800	2,835
Turkey Government International Bond
5.750% due 05/11/2047		7,100	6,963
6.000% due 03/25/2027		14,900	15,886
6.000% due 01/14/2041		16,580	17,024
6.750% due 05/30/2040		13,900	15,526
6.875% due 03/17/2036		3,900	4,394
7.250% due 03/05/2038		1,000	1,175

			65,353

Total Turkey (Cost $73,943)			70,828

UKRAINE 3.0%
SOVEREIGN ISSUES 3.0%
Ukraine Government International Bond
7.750% due 09/01/2019		$22,100	22,863
7.750% due 09/01/2020		20,800	21,346
7.750% due 09/01/2021		1,000	1,018
7.750% due 09/01/2023		2,600	2,581
7.750% due 09/01/2024		3,000	2,948
7.750% due 09/01/2027		6,300	6,116

Total Ukraine (Cost $54,806)			56,872

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
DP World Ltd.
6.850% due 07/02/2037		$4,800	5,653

Total United Arab Emirates (Cost $5,298)			5,653

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Oschadbank Via SSB PLC
9.375% due 03/10/2023		$800	820
Ukreximbank Via Biz Finance PLC
9.625% due 04/27/2022		500	517

Total United Kingdom (Cost $1,340)			1,337

UNITED STATES 5.3%
ASSET-BACKED SECURITIES 0.1%
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	$260	161
6.172% due 06/25/2036 ^	409	211
Morgan Stanley Mortgage Loan Trust
1.576% due 04/25/2037	365	184
6.000% due 07/25/2047 ^	129	104
RAAC Trust
1.566% due 02/25/2046	997	964
Soundview Home Loan Trust
1.566% due 03/25/2036	1,300	1,121

		2,745

CORPORATE BONDS & NOTES 1.3%
AT&T, Inc.
1.808% due 01/15/2020	2,800	2,816
Rio Oil Finance Trust
9.250% due 07/06/2024	15,439	15,751
9.750% due 01/06/2027	3,532	3,620
Southern Copper Corp.
5.250% due 11/08/2042	2,100	2,102

		24,289

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Adjustable Rate Mortgage Trust
3.271% due 11/25/2035 ^	224	191
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	517	518
Banc of America Funding Trust
3.433% due 11/20/2035 ^	190	173
5.888% due 04/25/2037 ^	264	231
BCAP LLC Trust
2.858% due 05/26/2037	4,579	3,843
Bear Stearns Adjustable Rate Mortgage Trust
3.282% due 02/25/2036 ^	167	165
3.359% due 01/25/2035	22	22
Citigroup Mortgage Loan Trust, Inc.
2.830% due 09/25/2035	350	342
3.111% due 07/25/2046 ^	123	106
Countrywide Alternative Loan Trust
1.386% due 01/25/2037 ^	113	106
1.536% due 11/25/2035	195	169
1.566% due 05/25/2036 ^	890	510
5.750% due 03/25/2037 ^	193	164
6.250% due 11/25/2036 ^	132	118
Countrywide Home Loan Mortgage Pass-Through Trust
3.174% due 09/25/2047 ^	89	83
3.183% due 04/20/2036 ^	97	89
3.185% due 03/25/2037 ^	125	104
3.362% due 02/25/2047 ^	141	123
Deutsche ALT-A Securities, Inc.
3.079% due 10/25/2035	103	87
5.000% due 10/25/2018	38	38
5.500% due 12/25/2035 ^	269	240
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	169	161
5.886% due 10/25/2036 ^	169	161
GSMPS Mortgage Loan Trust
1.566% due 01/25/2036	259	223
HarborView Mortgage Loan Trust
3.732% due 08/19/2036 ^	45	42
IndyMac Mortgage Loan Trust
1.516% due 06/25/2037 ^	180	104
3.177% due 08/25/2036	252	242
3.266% due 06/25/2036	212	203
3.285% due 10/25/2035	169	141
JPMorgan Mortgage Trust
3.075% due 11/25/2035	119	115
3.373% due 08/25/2035	232	233
3.455% due 04/25/2035	54	54
Luminent Mortgage Trust
1.204% due 12/25/2036 ^	123	110
MASTR Alternative Loan Trust
1.616% due 03/25/2036	147	33
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	281	281
Residential Accredit Loans, Inc. Trust
6.500% due 07/25/2037	716	649

Sequoia Mortgage Trust
3.093% due 01/20/2047 ^	86	71
Structured Adjustable Rate Mortgage Loan Trust
2.915% due 10/25/2037 ^	148	127
3.105% due 05/25/2036 ^	452	420
3.129% due 11/25/2035 ^	142	114
3.165% due 09/25/2036 ^	416	313
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	568	64
WaMu Mortgage Pass-Through Certificates Trust
1.586% due 05/25/2034	147	133
2.567% due 01/25/2037 ^	186	168
2.763% due 04/25/2037 ^	127	113
2.852% due 05/25/2037 ^	247	203
2.953% due 12/25/2036 ^	393	375

		12,275

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	106
Israel Government AID Bond
5.500% due 04/26/2024	100	120

		226

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Bonds
2.500% due 02/15/2046 (j)	28,200	26,300
U.S. Treasury Notes
1.375% due 04/30/2021 (h)(j)	33,500	33,076

		59,376

Total United States (Cost $99,741)		98,911

URUGUAY 1.8%
SOVEREIGN ISSUES 1.8%
Uruguay Government International Bond
4.375% due 10/27/2027	$10,675	11,396
4.500% due 08/14/2024	3,098	3,374
5.100% due 06/18/2050	9,800	10,008
7.875% due 01/15/2033	6,650	9,077

Total Uruguay (Cost $32,141)		33,855

VENEZUELA 2.9%
CORPORATE BONDS & NOTES 1.3%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027	$46,929	17,012
5.500% due 04/12/2037	19,263	6,935
8.500% due 11/02/2017 (f)	503	441

		24,388

SOVEREIGN ISSUES 1.6%
Venezuela Government International Bond
6.000% due 12/09/2020	7,860	3,576
7.000% due 03/31/2038	19,240	8,129
7.650% due 04/21/2025	15,989	6,835
8.250% due 10/13/2024	25,239	10,979
9.000% due 05/07/2023	2	1
9.250% due 05/07/2028	240	107

		29,627

Total Venezuela (Cost $95,317)		54,015

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028	$1,700	1,699

Total Vietnam (Cost $1,537)		1,699

VIRGIN ISLANDS (BRITISH) 0.8%
CORPORATE BONDS & NOTES 0.8%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$6,100	6,145

QGOG Constellation S.A.
6.250% due 11/09/2019	1,700	1,229
Rosneft Finance S.A.
7.250% due 02/02/2020	3,550	3,910
7.875% due 03/13/2018	3,500	3,629

Total Virgin Islands (British) (Cost $14,530)		14,913

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (e) 0.4%		6,890

ARGENTINA TREASURY BILLS 1.3%
2.920% due 09/15/2017 - 11/10/2017 (b)(c)	$25,100	24,903

Total Short-Term Instruments (Cost $31,777)		31,793

Total Investments in Securities (Cost $1,870,764)		1,841,830

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	1,955,501	19,332

Total Short-Term Instruments (Cost $19,330)		19,332

Total Investments in Affiliates (Cost $19,330)		19,332

Total Investments 99.5% (Cost $1,890,094)		$1,861,162
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(12,778))		757
Other Assets and Liabilities, net 0.5%		8,519

Net Assets 100.0%		$1,870,438

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.750%	10/01/2023	04/22/2015 - 05/11/2015	$3,801	$1,457	0.08%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$6,890	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(7,029)	$6,890	$6,890

Total Repurchase Agreements						$(7,029)	$6,890	$6,890

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
JML	(3.750)%	06/12/2017	TBD	(4)	$(144)	$(144)
	(2.500)	06/30/2017	TBD	(4)	(4,051)	(4,051)
NOM	(3.000)	06/09/2017	TBD	(4)	(259)	(258)
	0.000	06/16/2017	TBD	(4)	(2,965)	(2,965)

Total Reverse Repurchase Agreements						$(7,418)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June, 30 2017 was $(17,313) at a weighted average interest rate of (0.523)% .Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.

(f)	Securities with an aggregate market value of $7,422 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	1,434	$134	$116

Total Purchased Options				$134	$116

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	1,434	$(159)	$(54)

Total Written Options				$(159)	$(54)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2017	229	$(28,747)	$56	$64	$0

Total Futures Contracts				$56	$64	$0

Swap Agreements:

Interest Rate Swaps

									Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	13.375%	01/02/2018	BRL	22,100	$5	$111	$116	$1	$0
Pay	1-Year BRL-CDI	9.250	07/02/2018		70,200	1	72	73	7	0
Pay	1-Year BRL-CDI	12.435	01/02/2019		7,500	(16)	(68)	(84)	0	(2)
Pay	1-Year BRL-CDI	12.440	01/02/2019		200	0	2	2	0	0
Receive	1-Year BRL-CDI	9.710	07/01/2019		63,900	1	(151)	(150)	0	(19)
Receive	1-Year BRL-CDI	9.560	01/02/2020		84,600	1	(41)	(40)	0	(46)
Receive	1-Year BRL-CDI	9.840	01/02/2020		53,600	(87)	(17)	(104)	0	(29)
Pay	1-Year BRL-CDI	9.820	07/01/2020		74,700	(1)	36	35	44	0
Pay	1-Year BRL-CDI	9.980	01/04/2021		66,700	(15)	29	14	49	0
Pay	1-Year BRL-CDI	10.000	01/04/2021		42,400	(9)	24	15	31	0
Pay	1-Year BRL-CDI	10.430	01/04/2021		32,800	82	31	113	23	0
Pay	1-Year BRL-CDI	16.150	01/04/2021		22,320	(765)	(275)	(1,040)	0	(19)
Receive	1-Year BRL-CDI	10.135	07/01/2021		61,100	18	(33)	(15)	0	(54)
Pay	1-Year BRL-CDI	10.240	01/02/2025		50,500	132	(312)	(180)	53	0
Pay	1-Year BRL-CDI	11.680	01/02/2025		11,200	7	130	137	9	0
Pay	1-Year BRL-CDI	12.285	01/02/2025		25,900	83	319	402	19	0
Receive	3-Month USD-LIBOR	2.350	10/02/2025		$300	0	(4)	(4)	1	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		33,900	(2,941)	506	(2,435)	0	(100)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		22,700	(628)	(297)	(925)	104	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		500	(22)	28	6	2	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		800	(65)	119	54	3	0

						$(4,219)	$209	$(4,010)	$346	$(269)

Total Swap Agreements						$(4,219)	$209	$(4,010)	$346	$(269)

(1)	Unsettled variation margin asset of $20 for closed swap agreements is outstanding at period end.

(h)	Securities with an aggregate market value of $1,821 and cash of $2,808 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	BRL	180,000	$	54,410	$77	$0
	07/2017	CNH	371,028		54,351	0	(372)
	07/2017	EUR	18,934		21,282	0	(344)
	07/2017	GBP	1,241		1,595	0	(21)
	07/2017		$52,631	BRL	180,000	1,702	0
BPS	07/2017	JPY	957,200	$	8,550	40	0
	07/2017		$27,240	EUR	23,947	111	0
	08/2017	EUR	23,947	$	27,280	0	(111)
	08/2017		$8,560	JPY	957,200	0	(40)
	10/2017		53,149	BRL	198,000	5,554	0
CBK	07/2017	BRL	7,302	$	2,207	3	0
	07/2017		$2,221	BRL	7,302	0	(17)
FBF	07/2017		15,434	CNH	105,451	119	0
	12/2017	CNH	105,451	$	15,267	0	(121)
GLM	07/2017	BRL	7,302		2,193	0	(11)
	07/2017	EUR	5,013		5,625	0	(100)
	07/2017	JPY	82,300		742	10	0
	07/2017		$2,207	BRL	7,302	0	(3)
	07/2017		9,452	JPY	1,039,500	0	(210)
	08/2017		2,180	BRL	7,302	11	0
	08/2017		3,717	ZAR	49,845	74	0
	08/2017	ZAR	108,214	$	8,021	0	(208)
HUS	09/2017	SGD	7,579		5,492	0	(20)
	12/2017	CNH	25,548		3,504	0	(224)
JPM	07/2017		$13,775	CNH	93,821	63	0
	09/2017	KRW	3,519,555	$	3,117	41	0
	10/2017	BRL	198,000		55,999	0	(2,704)
	01/2018		212,250		61,158	0	(868)
MSB	07/2017		180,000		51,551	0	(2,782)
	07/2017		$54,410	BRL	180,000	0	(77)
SOG	09/2017	TWD	328,174	$	10,819	22	0
UAG	07/2017	CNH	24,637		3,608	0	(26)
	07/2017		$28,227	CNH	196,393	739	0
	07/2017		1,590	GBP	1,241	26	0
	08/2017	GBP	1,241	$	1,592	0	(26)
	09/2017	MYR	963		226	3	0

Total Forward Foreign Currency Contracts						$8,595	$(8,285)

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$0

Total Written Options						$(117)	$0

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2018	0.862%	$6,300	$(302)	$317	$15	$0
	Brazil Government International Bond	1.000	06/20/2020	1.437	2,200	(135)	108	0	(27)
	Brazil Government International Bond	1.000	09/20/2025	3.163	1,755	(357)	101	0	(256)
	Colombia Government International Bond	1.000	06/20/2019	0.522	12,500	(55)	176	121	0
	Colombia Government International Bond	1.000	09/20/2020	0.841	1,600	(87)	95	8	0
	Panama Government International Bond	1.000	03/20/2019	0.286	7,500	(42)	136	94	0
	Peru Government International Bond	1.000	03/20/2019	0.243	10,000	(151)	284	133	0
	Peru Government International Bond	1.000	09/20/2020	0.467	700	(29)	41	12	0
	Russia Government International Bond	1.000	12/20/2020	1.178	3,300	(409)	391	0	(18)
	Russia Government International Bond	1.000	06/20/2021	1.333	14,700	(1,058)	877	0	(181)
BPS	Indonesia Government International Bond	1.000	12/20/2021	1.066	300	(9)	8	0	(1)
	Mexico Government International Bond	1.000	06/20/2018	0.268	1,300	10	0	10	0
	Peru Government International Bond	1.000	06/20/2018	0.160	3,700	35	(3)	32	0
BRC	Argentine Republic Government International Bond	5.000	06/20/2021	2.651	2,400	41	172	213	0
	Brazil Government International Bond	1.000	06/20/2018	0.597	10,000	(191)	234	43	0
	Brazil Government International Bond	1.000	06/20/2019	0.992	400	(16)	16	0	0
	Brazil Government International Bond	1.000	12/20/2020	1.695	10,100	(1,683)	1,453	0	(230)
	Brazil Government International Bond	1.000	06/20/2022	2.376	1,800	(117)	5	0	(112)
	Colombia Government International Bond	1.000	09/20/2020	0.841	1,500	(85)	93	8	0
	Indonesia Government International Bond	1.000	03/20/2024	1.552	4,100	(566)	431	0	(135)
	Mexico Government International Bond	1.000	09/20/2021	0.924	10,748	(635)	672	37	0
	Panama Government International Bond	1.000	12/20/2021	0.859	2,900	(34)	53	19	0
	Russia Government International Bond	1.000	12/20/2020	1.178	5,400	(632)	602	0	(30)
	South Africa Government International Bond	1.000	12/20/2021	1.803	3,000	(214)	114	0	(100)
CBK	Brazil Government International Bond	1.000	06/20/2018	0.597	5,000	(95)	116	21	0
	Colombia Government International Bond	1.000	06/20/2019	0.522	6,100	27	32	59	0
	Indonesia Government International Bond	1.000	03/20/2024	1.552	4,100	(560)	425	0	(135)
	Panama Government International Bond	1.000	06/20/2019	0.305	2,200	14	17	31	0
	Uruguay Government International Bond	1.000	06/20/2020	1.497	11,200	(108)	(47)	0	(155)
DUB	Brazil Government International Bond	1.000	06/20/2018	0.597	4,300	(68)	86	18	0
	Brazil Government International Bond	1.000	06/20/2022	2.376	800	(45)	(5)	0	(50)
	Colombia Government International Bond	1.000	06/20/2019	0.522	4,200	(10)	51	41	0
	Colombia Government International Bond	1.000	09/20/2020	0.841	1,000	(56)	61	5	0
	Mexico Government International Bond	1.000	09/20/2021	0.924	4,000	(157)	171	14	0
	Mexico Government International Bond	1.000	12/20/2021	1.000	7,500	(189)	192	3	0
	Panama Government International Bond	1.000	03/20/2019	0.286	2,000	(12)	37	25	0
	Panama Government International Bond	1.000	06/20/2019	0.305	14,300	98	102	200	0
	Panama Government International Bond	1.000	06/20/2022	0.962	7,800	(60)	77	17	0
	Penerbangan Malaysia Bhd.	1.000	12/20/2018	0.278	14,300	(173)	330	157	0
	Penerbangan Malaysia Bhd.	1.000	06/20/2019	0.326	400	0	5	5	0
	Penerbangan Malaysia Bhd.	1.000	03/20/2020	0.461	2,100	(18)	49	31	0
FBF	Brazil Government International Bond	1.000	09/20/2020	1.577	1,600	(113)	85	0	(28)
	Colombia Government International Bond	1.000	09/20/2020	0.841	600	(32)	35	3	0
	Mexico Government International Bond	1.000	12/20/2021	1.000	2,500	(62)	63	1	0
	Peru Government International Bond	1.000	03/20/2019	0.243	2,100	(31)	59	28	0
GST	Argentine Republic Government International Bond	5.000	06/20/2021	2.651	2,100	22	164	186	0
	Brazil Government International Bond	1.000	06/20/2019	0.992	2,200	(97)	98	1	0
	Brazil Government International Bond	1.000	12/20/2020	1.695	1,300	(176)	147	0	(29)
	Brazil Government International Bond	1.000	06/20/2022	2.376	3,100	(194)	0	0	(194)
	Chile Government International Bond	1.000	09/20/2020	0.395	3,000	8	50	58	0
	Colombia Government International Bond	1.000	06/20/2019	0.522	5,000	24	24	48	0
	Indonesia Government International Bond	1.000	03/20/2024	1.552	3,600	(492)	374	0	(118)
	Mexico Government International Bond	1.000	06/20/2021	0.837	2,400	(46)	62	16	0
	Panama Government International Bond	1.000	06/20/2019	0.305	4,100	22	35	57	0
	Panama Government International Bond	1.000	06/20/2020	0.511	1,000	10	5	15	0
	Russia Government International Bond	1.000	12/20/2020	1.178	7,250	(900)	860	0	(40)
HUS	Brazil Government International Bond	1.000	06/20/2018	0.597	3,300	(49)	63	14	0
	Brazil Government International Bond	1.000	09/20/2020	1.577	1,200	(88)	67	0	(21)
	Brazil Government International Bond	1.000	12/20/2020	1.695	1,100	(149)	124	0	(25)
	Colombia Government International Bond	1.000	06/20/2019	0.522	10,000	(66)	163	97	0
	Colombia Government International Bond	1.000	06/20/2022	1.359	2,000	(31)	(2)	0	(33)
	Mexico Government International Bond	1.000	12/20/2021	1.000	2,200	(29)	30	1	0
	Panama Government International Bond	1.000	06/20/2019	0.305	8,700	55	67	122	0
	Russia Government International Bond	1.000	12/20/2020	1.178	1,100	(112)	106	0	(6)
	Turkey Government International Bond	1.000	12/20/2019	0.981	18,600	(827)	842	15	0
JPM	Brazil Government International Bond	1.000	09/20/2018	0.758	5,000	(213)	230	17	0
	Brazil Government International Bond	1.000	12/20/2019	1.260	1,300	(49)	41	0	(8)
	Brazil Government International Bond	1.000	09/20/2020	1.577	600	(46)	36	0	(10)
	Colombia Government International Bond	1.000	06/20/2019	0.522	10,900	46	60	106	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2020	1.611	2,200	(372)	328	0	(44)
	Mexico Government International Bond	1.000	12/20/2021	1.000	3,800	(53)	54	1	0
	Panama Government International Bond	1.000	06/20/2019	0.305	11,000	54	100	154	0
	Panama Government International Bond	1.000	12/20/2021	0.859	2,300	(28)	43	15	0
	Peru Government International Bond	1.000	06/20/2018	0.160	1,300	11	0	11	0
MYC	Panama Government International Bond	1.000	06/20/2022	0.962	2,700	(21)	27	6	0
NGF	Russia Government International Bond	1.000	12/20/2020	1.178	3,000	(323)	306	0	(17)
	Saudi Arabia Government International Bond	1.000	12/20/2021	1.065	300	1	(2)	0	(1)
	South Africa Government International Bond	1.000	12/20/2021	1.803	200	(13)	6	0	(7)
SCX	Nigeria Government International Bond	5.000	09/20/2017	5.063	2,000	5	(2)	3	0
UAG	Brazil Government International Bond	1.030	07/20/2017	0.433	3,875	0	19	19	0
	Brazil Government International Bond	1.000	06/20/2022	2.376	2,100	(149)	18	0	(131)

						$(12,636)	$12,860	$2,366	$(2,142)

Total Swap Agreements						$(12,636)	$12,860	$2,366	$(2,142)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $7,078 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$95,262	$0	$95,262
Azerbaijan
Corporate Bonds & Notes	0	17,146	0	17,146
Sovereign Issues	0	5,421	0	5,421
Brazil
Corporate Bonds & Notes	0	105,788	0	105,788
Sovereign Issues	0	74,526	0	74,526
Cameroon
Sovereign Issues	0	2,957	0	2,957
Cayman Islands
Corporate Bonds & Notes	0	36,592	0	36,592
Chile
Corporate Bonds & Notes	0	55,763	0	55,763
China
Corporate Bonds & Notes	0	26,012	0	26,012
Sovereign Issues	0	2,083	0	2,083
Colombia
Corporate Bonds & Notes	0	19,663	0	19,663
Sovereign Issues	0	14,993	0	14,993
Costa Rica
Sovereign Issues	0	6,906	0	6,906
Dominican Republic
Sovereign Issues	0	26,606	0	26,606
Ecuador
Sovereign Issues	0	20,477	0	20,477
Egypt
Sovereign Issues	0	11,213	0	11,213
El Salvador
Sovereign Issues	0	15,110	0	15,110
Ethiopia
Sovereign Issues	0	3,975	0	3,975
Gabon
Sovereign Issues	0	8,497	0	8,497
Germany
Corporate Bonds & Notes	0	11,110	0	11,110
Ghana
Sovereign Issues	0	6,485	0	6,485
Guatemala
Sovereign Issues	0	23,535	0	23,535
Hong Kong
Corporate Bonds & Notes	0	18,502	0	18,502
India
Sovereign Issues	0	11,378	0	11,378
Indonesia
Corporate Bonds & Notes	0	86,700	0	86,700
Sovereign Issues	0	66,195	0	66,195
Ireland
Corporate Bonds & Notes	0	33,424	0	33,424
Israel
Corporate Bonds & Notes	0	16,604	0	16,604
Sovereign Issues	0	1,186	0	1,186
Ivory Coast
Sovereign Issues	0	8,774	0	8,774
Jamaica
Sovereign Issues	0	3,708	0	3,708
Jordan
Sovereign Issues	0	11,120	0	11,120
Kazakhstan
Corporate Bonds & Notes	0	54,273	0	54,273
Sovereign Issues	0	15,832	0	15,832
Kenya
Sovereign Issues	0	412	0	412
Lithuania
Sovereign Issues	0	1,808	0	1,808
Luxembourg
Asset-Backed Securities	0	0	1,992	1,992
Corporate Bonds & Notes	0	82,919	0	82,919
Malaysia
Corporate Bonds & Notes	0	994	0	994
Mexico
Common Stocks	33	0	0	33
Corporate Bonds & Notes	0	115,327	0	115,327
Sovereign Issues	0	58,772	0	58,772
Mongolia
Sovereign Issues	0	6,450	0	6,450
Morocco
Sovereign Issues	0	6,448	0	6,448
Namibia
Sovereign Issues	0	1,445	0	1,445
Netherlands
Corporate Bonds & Notes	0	11,929	0	11,929
Loan Participations and Assignments	0	0	9,197	9,197
Nigeria
Sovereign Issues	0	11,146	0	11,146
Oman
Sovereign Issues	0	9,419	0	9,419
Panama
Corporate Bonds & Notes	0	1,519	0	1,519
Sovereign Issues	0	25,133	0	25,133
Paraguay
Sovereign Issues	0	11,709	0	11,709
Peru
Corporate Bonds & Notes	0	5,270	0	5,270
Sovereign Issues	0	17,902	0	17,902
Philippines
Corporate Bonds & Notes	0	5,553	0	5,553
Poland
Sovereign Issues	0	12,232	0	12,232
Qatar
Corporate Bonds & Notes	0	5,093	0	5,093
Sovereign Issues	0	4,457	0	4,457
Romania
Sovereign Issues	0	1,326	0	1,326
Russia
Corporate Bonds & Notes	0	5,492	0	5,492
Sovereign Issues	0	7,335	0	7,335
Saudi Arabia
Sovereign Issues	0	993	0	993
Senegal
Sovereign Issues	0	10,363	0	10,363
Serbia
Sovereign Issues	0	11,607	0	11,607
Slovenia
Sovereign Issues	0	9,008	0	9,008
South Africa
Corporate Bonds & Notes	0	23,577	0	23,577
Sovereign Issues	0	10,859	0	10,859
Spain
Sovereign Issues	0	5,273	0	5,273
Sri Lanka
Corporate Bonds & Notes	0	7,723	0	7,723
Sovereign Issues	0	29,411	0	29,411
Sweden
Corporate Bonds & Notes	0	3,803	0	3,803
Tanzania
Sovereign Issues	0	4,479	0	4,479
Trinidad and Tobago
Corporate Bonds & Notes	0	5,544	0	5,544
Sovereign Issues	0	3,046	0	3,046
Tunisia
Sovereign Issues	0	7,140	0	7,140
Turkey
Corporate Bonds & Notes	0	5,475	0	5,475
Sovereign Issues	0	65,353	0	65,353
Ukraine
Sovereign Issues	0	56,872	0	56,872
United Arab Emirates
Corporate Bonds & Notes	0	5,653	0	5,653
United Kingdom
Corporate Bonds & Notes	0	1,337	0	1,337
United States
Asset-Backed Securities	0	2,745	0	2,745
Corporate Bonds & Notes	0	24,289	0	24,289
Non-Agency Mortgage-Backed Securities	0	12,275	0	12,275
U.S. Government Agencies	0	226	0	226
U.S. Treasury Obligations	0	59,376	0	59,376
Uruguay
Sovereign Issues	0	33,855	0	33,855
Venezuela
Corporate Bonds & Notes	0	24,388	0	24,388
Sovereign Issues	0	29,627	0	29,627
Vietnam
Sovereign Issues	0	1,699	0	1,699
Virgin Islands (British)
Corporate Bonds & Notes	0	14,913	0	14,913
Short-Term Instruments
Repurchase Agreements	0	6,890	0	6,890
Argentina Treasury Bills	0	24,903	0	24,903
	$33	$1,830,608	$11,189	$1,841,830

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,332	$0	$0	$19,332

Total Investments	$19,365	$1,830,608	$11,189	$1,861,162

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	180	346	0	526
Over the counter	0	10,961	0	10,961
	$180	$11,307	$0	$11,487

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(54)	(269)	0	(323)
Over the counter	0	(10,427)	0	(10,427)

	$(54)	$(10,696)	$0	$(10,750)

Total Financial Derivative Instruments	$126	$611	$0	$737

Totals	$19,491	$1,831,219	$11,189	$1,861,899

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.8%
ARGENTINA 2.0%
CORPORATE BONDS & NOTES 1.6%
Cia General de Combustibles S.A.
9.500% due 11/07/2021	$400	$434
Genneia S.A.
8.750% due 01/20/2022	300	320
Petrobras Argentina S.A.
7.375% due 07/21/2023	300	317
YPF S.A.
8.500% due 07/28/2025	1,000	1,129

		2,200

SOVEREIGN ISSUES 0.4%
Provincia de Neuquen Argentina
7.500% due 04/27/2025	500	514

Total Argentina (Cost $2,477)		2,714

AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Barminco Finance Pty. Ltd.
6.625% due 05/15/2022	$400	392

Total Australia (Cost $400)		392

AUSTRIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Eldorado Intl. Finance GmbH
8.625% due 06/16/2021	$500	495
Sappi Papier Holding GmbH
7.500% due 06/15/2032	900	918

Total Austria (Cost $1,352)		1,413

AZERBAIJAN 1.2%
CORPORATE BONDS & NOTES 1.2%
International Bank of Azerbaijan OJSC
5.625% due 06/11/2019	$300	247
Southern Gas Corridor CJSC
6.875% due 03/24/2026	1,300	1,411

Total Azerbaijan (Cost $1,684)		1,658

BARBADOS 0.4%
CORPORATE BONDS & NOTES 0.4%
Columbus Cable Barbados Ltd.
7.375% due 03/30/2021	$500	532

Total Barbados (Cost $514)		532

BERMUDA 3.1%
CORPORATE BONDS & NOTES 3.1%
CBQ Finance Ltd.
2.875% due 06/24/2019	$1,800	1,774
7.500% due 11/18/2019	800	863
Digicel Group Ltd.
8.250% due 09/30/2020	965	906
Digicel Ltd.
6.000% due 04/15/2021	400	385
Noble Group Ltd.
6.750% due 01/29/2020	450	175
Ooredoo International Finance Ltd.
3.250% due 02/21/2023	300	296

Total Bermuda (Cost $4,693)			4,399

BRAZIL 5.4%
CORPORATE BONDS & NOTES 5.4%
Andrade Gutierrez International S.A.
4.000% due 04/30/2018		$600	504
Banco BTG Pactual S.A.
4.000% due 01/16/2020		410	390
Braskem America Finance Co.
7.125% due 07/22/2041		200	214
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		500	512
CSN Resources S.A.
6.500% due 07/21/2020		210	157
Odebrecht Finance Ltd.
4.375% due 04/25/2025		300	118
7.125% due 06/26/2042		1,050	428
Petrobras Global Finance BV
6.125% due 01/17/2022		900	931
7.375% due 01/17/2027		800	848
8.375% due 05/23/2021		1,500	1,683
Samarco Mineracao S.A.
4.125% due 11/01/2022 ^		200	115
5.375% due 09/26/2024 ^		600	344
5.750% due 10/24/2023 ^		200	115
Vale Overseas Ltd.
6.875% due 11/21/2036		600	646
Votorantim Cimentos S.A.
3.500% due 07/13/2022	EUR	500	580

Total Brazil (Cost $7,530)			7,585

CANADA 0.7%

	SHARES
COMMON STOCKS 0.1%
Frontera Energy Corp. (c)		8,095	210

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.6%
First Quantum Minerals Ltd.
7.000% due 02/15/2021		$800	824

Total Canada (Cost $1,987)			1,034

CAYMAN ISLANDS 7.1%
CORPORATE BONDS & NOTES 7.1%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020		$500	503
Alpha Star Holding Ltd.
4.970% due 04/09/2019		1,300	1,307
Baidu, Inc.
2.875% due 07/06/2022 (a)		800	796
BR Malls International Finance Ltd.
8.500% due 07/21/2017 (f)		400	402
Comcel Trust via Comunicaciones Celulares S.A.
6.875% due 02/06/2024		650	695
Global A&T Electronics Ltd.
10.000% due 02/01/2019		200	150
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024		600	620
MAF Global Securities Ltd.
7.125% due 10/29/2018 (f)		400	419
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,645	896
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(g)		2,180	747
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		200	200
QNB Finance Ltd.
2.750% due 10/31/2018		300	299
2.875% due 04/29/2020		300	298
Sable International Finance Ltd.
6.875% due 08/01/2022		400	434

Semiconductor Manufacturing International Corp.
4.125% due 10/07/2019		700	716
Swire Pacific MTN Financing Ltd.
4.500% due 10/09/2023		200	218
Tencent Holdings Ltd.
3.375% due 03/05/2018		200	202
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	500	564
Wynn Macau Ltd.
5.250% due 10/15/2021		$450	462

Total Cayman Islands (Cost $10,710)			9,928

CHILE 1.9%
CORPORATE BONDS & NOTES 1.9%
Celulosa Arauco y Constitucion S.A.
4.500% due 08/01/2024		$100	103
4.750% due 01/11/2022		300	314
Cencosud S.A.
5.150% due 02/12/2025		950	1,020
Colbun S.A.
4.500% due 07/10/2024		400	418
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		417	416
4.500% due 08/15/2025		477	472

Total Chile (Cost $2,621)			2,743

CHINA 2.2%
CORPORATE BONDS & NOTES 2.2%
CCCI Treasure Ltd.
3.500% due 04/21/2020 (f)		$300	303
Industrial & Commercial Bank of China Ltd.
4.875% due 09/21/2025		300	320
Proven Honour Capital Ltd.
4.125% due 05/19/2025		200	206
4.125% due 05/06/2026		400	408
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020		1,800	1,810

Total China (Cost $3,005)			3,047

COLOMBIA 2.0%
CORPORATE BONDS & NOTES 2.0%
Banco de Bogota S.A.
5.375% due 02/19/2023		$250	264
Bancolombia S.A.
5.125% due 09/11/2022		700	735
5.950% due 06/03/2021		240	265
Colombia Telecomunicaciones S.A. ESP
5.375% due 09/27/2022		200	205
Ecopetrol S.A.
5.875% due 05/28/2045		500	462
7.375% due 09/18/2043		400	431
Grupo Aval Ltd.
4.750% due 09/26/2022		450	459

Total Colombia (Cost $2,690)			2,821

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
4.250% due 10/14/2021		$1,000	1,048

Total Germany (Cost $1,001)			1,048

GHANA 0.5%
SOVEREIGN ISSUES 0.5%
Ghana Government International Bond
9.250% due 09/15/2022		$600	648

Total Ghana (Cost $623)			648

GUATEMALA 0.2%
CORPORATE BONDS & NOTES 0.2%
Industrial Senior Trust
5.500% due 11/01/2022	$325	334

Total Guatemala (Cost $326)		334

HONG KONG 1.7%
CORPORATE BONDS & NOTES 1.7%
AIA Group Ltd.
3.200% due 03/11/2025	$300	298
CNOOC Finance Ltd.
3.000% due 05/09/2023	700	693
Franshion Brilliant Ltd.
5.750% due 03/19/2019	500	524
Huarong Finance Co. Ltd.
4.500% due 01/16/2020	800	829

Total Hong Kong (Cost $2,321)		2,344

INDIA 1.6%
CORPORATE BONDS & NOTES 1.6%
Bharti Airtel Ltd.
4.375% due 06/10/2025	$500	501
ICICI Bank Ltd.
3.500% due 03/18/2020	500	509
IDBI Bank Ltd.
4.125% due 04/23/2020	200	202
Indian Oil Corp. Ltd.
5.625% due 08/02/2021	300	330
NTPC Ltd.
4.750% due 10/03/2022	300	322
ONGC Videsh Ltd.
4.625% due 07/15/2024	350	372

Total India (Cost $2,193)		2,236

INDONESIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024	$700	753

Total Indonesia (Cost $685)		753

IRELAND 0.8%
CORPORATE BONDS & NOTES 0.8%
Borets Finance DAC
7.625% due 09/26/2018	$300	315
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022	300	307
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022	500	500

Total Ireland (Cost $1,005)		1,122

ISLE OF MAN 0.4%
CORPORATE BONDS & NOTES 0.4%
Greenko Dutch BV
8.000% due 08/01/2019	$500	521

Total Isle of Man (Cost $522)		521

ISRAEL 0.9%
CORPORATE BONDS & NOTES 0.9%
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	$1,200	1,240

Total Israel (Cost $1,237)		1,240

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Zhaikmunai LLP
6.375% due 02/14/2019	$700	705

Total Kazakhstan (Cost $711)		705

KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
2.750% due 03/20/2022	$800	804

Total Kuwait (Cost $795)		804

LUXEMBOURG 5.3%
CORPORATE BONDS & NOTES 5.3%
Altice Financing S.A.
7.500% due 05/15/2026	$400	445
Altice Finco S.A.
7.625% due 02/15/2025	1,700	1,821
Evraz Group S.A.
8.250% due 01/28/2021	200	223
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	820	835
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	300	332
8.146% due 04/11/2018	400	417
Kernel Holding S.A.
8.750% due 01/31/2022	300	323
MHP S.A.
7.750% due 05/10/2024	600	610
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024	1,300	1,326
VM Holding S.A.
5.375% due 05/04/2027	1,100	1,113

Total Luxembourg (Cost $6,876)		7,445

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 1.2%
Petronas Capital Ltd.
5.250% due 08/12/2019	$1,600	1,703

Total Malaysia (Cost $1,691)		1,703

MAURITIUS 1.6%
CORPORATE BONDS & NOTES 1.6%
Greenko Investment Co.
4.875% due 08/16/2023	$800	781
HTA Group Ltd.
9.125% due 03/08/2022	400	405
MTN Mauritius Investment Ltd.
4.755% due 11/11/2024	500	483
6.500% due 10/13/2026	500	526

Total Mauritius (Cost $2,176)		2,195

MEXICO 3.9%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (c)	172,487	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.9%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	$350	427

Banco Mercantil del Norte S.A.
6.875% due 12/31/2099 (a)		200	207
7.625% due 12/31/2099 (a)		300	311
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
5.950% due 01/30/2024		400	419
BBVA Bancomer S.A.
6.500% due 03/10/2021		430	475
6.750% due 09/30/2022		500	567
Fomento Economico Mexicano S.A.B. de C.V.
2.875% due 05/10/2023		200	200
Grupo Cementos de Chihuahua S.A.B. de C.V.
5.250% due 06/23/2024		700	715
Grupo Kaltex S.A. de C.V.
8.875% due 04/11/2022		425	383
Grupo Televisa S.A.B.
6.125% due 01/31/2046		300	336
Hipotecaria Su Casita S.A. de C.V.
9.620% due 06/28/2018 ^	MXN	17,999	30
Trust F
6.950% due 01/30/2044		$700	745
Unifin Financiera S.A.B. de C.V. SOFOM ENR
7.000% due 01/15/2025		700	695

			5,510

Total Mexico (Cost $8,080)			5,510

MOROCCO 0.9%
CORPORATE BONDS & NOTES 0.9%
OCP S.A.
4.500% due 10/22/2025		$1,200	1,213

Total Morocco (Cost $1,181)			1,213

NETHERLANDS 6.0%
CORPORATE BONDS & NOTES 5.7%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$1,100	937
IHS Netherlands Holdco BV
9.500% due 10/27/2021		600	614
Indo Energy Finance BV
6.375% due 01/24/2023		1,050	984
Marfrig Holdings Europe BV
6.875% due 06/24/2019		200	205
Metinvest BV (9.373% Cash or 9.373% PIK)
9.373% due 12/31/2021 (b)		1,543	1,405
SABIC Capital BV
2.625% due 10/03/2018		400	403
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	800	903
VimpelCom Holdings BV
4.950% due 06/16/2024		$1,300	1,307
VTR Finance BV
6.875% due 01/15/2024		1,200	1,275

			8,033

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Petroleo Netherland BV
3.432% due 04/25/2019		448	439

Total Netherlands (Cost $8,150)			8,472

NIGERIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Zenith Bank PLC
7.375% due 05/30/2022		$1,000	982

Total Nigeria (Cost $1,000)			982

PANAMA 0.2%
CORPORATE BONDS & NOTES 0.2%
Global Bank Corp.
4.500% due 10/20/2021		$300	308

Total Panama (Cost $300)			308

PERU 1.2%
CORPORATE BONDS & NOTES 1.2%
Banco de Credito del Peru
4.250% due 04/01/2023	$750	797
Banco Internacional del Peru SAA
5.750% due 10/07/2020	250	274
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	350	364
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022	300	308

Total Peru (Cost $1,618)		1,743

QATAR 0.5%
CORPORATE BONDS & NOTES 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	$264	274
5.838% due 09/30/2027	350	394

Total Qatar (Cost $669)		668

RUSSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
VimpelCom Holdings BV
5.950% due 02/13/2023	$700	745

Total Russia (Cost $733)		745

SINGAPORE 2.2%
CORPORATE BONDS & NOTES 2.2%
Indika Energy Capital Pte. Ltd.
6.875% due 04/10/2022	$400	391
Marble Pte. Ltd.
5.300% due 06/20/2022	500	504
Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024	1,071	1,122
SingTel Group Treasury Pte. Ltd.
3.250% due 06/30/2025	300	305
United Overseas Bank Ltd.
3.750% due 09/19/2024	800	817

Total Singapore (Cost $3,090)		3,139

SOUTH AFRICA 2.0%
CORPORATE BONDS & NOTES 2.0%
African Bank Ltd.
6.000% due 02/08/2020	$700	703
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	100	105
FirstRand Bank Ltd.
4.250% due 04/30/2020	300	307
Myriad International Holdings BV
5.500% due 07/21/2025	1,200	1,286
Sasol Financing International Ltd.
4.500% due 11/14/2022	400	410

Total South Africa (Cost $2,613)		2,811

SOUTH KOREA 0.7%
CORPORATE BONDS & NOTES 0.7%
Shinhan Bank
3.875% due 03/24/2026	$400	403
Woori Bank
4.750% due 04/30/2024	600	630

Total South Korea (Cost $1,031)		1,033

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
African Export-Import Bank
4.750% due 07/29/2019	$500	516

Total Supranational (Cost $502)		516

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022	$200	214

Total Sweden (Cost $206)		214

THAILAND 3.4%
CORPORATE BONDS & NOTES 3.4%
PTT Exploration & Production PCL
4.875% due 06/18/2019 (f)	$900	924
PTT Global Chemical PCL
4.250% due 09/19/2022 (i)	500	532
PTT PCL
3.375% due 10/25/2022	600	611
Siam Commercial Bank PCL
3.500% due 04/07/2019	2,200	2,243
Thai Oil PCL
3.625% due 01/23/2023	500	513

Total Thailand (Cost $4,754)		4,823

TURKEY 4.7%
CORPORATE BONDS & NOTES 4.7%
Akbank TAS
5.125% due 03/31/2025	$500	489
Finansbank A/S
4.875% due 05/19/2022	700	695
KOC Holding A/S
5.250% due 03/15/2023	500	524
Turk Telekomunikasyon A/S
4.875% due 06/19/2024	300	302
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	600	615
6.125% due 05/24/2027	600	596
Turkiye Halk Bankasi A/S
4.750% due 02/11/2021	400	395
Turkiye Is Bankasi
5.000% due 04/30/2020	700	706
6.125% due 04/25/2024	200	203
Turkiye Sise ve Cam Fabrikalari A/S
4.250% due 05/09/2020	200	202
Turkiye Vakiflar Bankasi TAO
6.000% due 11/01/2022	400	397
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020	700	698
5.750% due 02/24/2022	800	812

Total Turkey (Cost $6,569)		6,634

UKRAINE 0.5%
SOVEREIGN ISSUES 0.5%
Ukraine Government International Bond
7.750% due 09/01/2025	$700	685

Total Ukraine (Cost $656)		685

UNITED ARAB EMIRATES 2.5%
CORPORATE BONDS & NOTES 2.5%
Abu Dhabi National Energy Co. PJSC
3.625% due 01/12/2023	$900	907
Burgan Tier Financing Ltd.
7.250% due 09/30/2019 (f)	300	309
DP World Ltd.
6.850% due 07/02/2037	950	1,119
First Abu Dhabi Bank PJSC
5.250% due 06/17/2020 (f)	300	304
First Gulf Bank PJSC
2.625% due 02/24/2020	300	301
NBK Tier Financing Ltd.
5.750% due 04/09/2021 (f)	600	623

Total United Arab Emirates (Cost $3,470)		3,563

UNITED KINGDOM 2.3%
CORPORATE BONDS & NOTES 2.3%
Afren PLC
1.172% due 04/25/2018 ^(g)	$1,927	318
6.625% due 12/09/2020 ^	682	4
Hikma Pharmaceuticals PLC
4.250% due 04/10/2020	300	304
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022	1,000	1,026
Tullow Oil PLC
6.000% due 11/01/2020	270	258
6.250% due 04/15/2022	500	458
Vedanta Resources PLC
8.250% due 06/07/2021	800	874

Total United Kingdom (Cost $5,028)		3,242

UNITED STATES 14.4%
CORPORATE BONDS & NOTES 4.7%
Hyundai Capital America
3.000% due 03/18/2021	$600	604
3.100% due 04/05/2022	1,300	1,305
Rio Oil Finance Trust
9.250% due 07/06/2024	347	354
9.750% due 01/06/2027	426	436
Southern Copper Corp.
5.250% due 11/08/2042	290	290
Stillwater Mining Co.
6.125% due 06/27/2022	2,200	2,172
Terraform Global Operating LLC
9.750% due 08/15/2022	1,300	1,463

		6,624

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Notes
1.875% due 01/31/2022 (i)	7,100	7,109
2.000% due 08/31/2021	1,300	1,312
2.000% due 12/31/2021	1,500	1,511
2.000% due 11/15/2026 (i)	2,100	2,048
2.125% due 12/31/2022	1,600	1,613

		13,593

Total United States (Cost $20,023)		20,217

VIRGIN ISLANDS (BRITISH) 5.3%
CORPORATE BONDS & NOTES 5.3%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$3,030	3,071
Hongkong Electric Finance Ltd.
2.875% due 05/03/2026	250	241
NWD MTN Ltd.
4.375% due 11/30/2022	200	209
5.250% due 02/26/2021	200	214
QGOG Constellation S.A.
6.250% due 11/09/2019	2,900	2,095
Studio City Co. Ltd.
5.875% due 11/30/2019	1,000	1,058
Studio City Finance Ltd.
8.500% due 12/01/2020	500	521

Total Virgin Islands (British) (Cost $7,104)		7,409

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (h) 0.5%		643

	PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.1%
3.351% due 09/15/2017 (d)(e)	$100	99

Total Short-Term Instruments (Cost $742)		742

Total Investments in Securities (Cost $139,344)		136,033

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	705,192	6,972

Total Short-Term Instruments (Cost $6,971)		6,972

Total Investments in Affiliates (Cost $6,971)		6,972

Total Investments 101.7% (Cost $146,315)		$143,005
Financial Derivative Instruments (j)(k) (0.1)% (Cost or Premiums, net ($94))		(126)
Other Assets and Liabilities, net (1.6)%		(2,276)

Net Assets 100.0%		$140,603

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	1.172%	04/25/2018	04/30/2015	$1,909	$318	0.23%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	12/19/2014 - 06/29/2017	1,546	747	0.53

				$3,455	$1,065	0.76%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$643	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(657)	$643	$643

Total Repurchase Agreements						$(657)	$643	$643

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BRC	(0.500)%	05/18/2017	TBD	(4)	$(532)	$(532)

Total Reverse Repurchase Agreements						$(532)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (5)
GSC	1.150%	05/11/2017	07/11/2017	$(803)	$(804)
NOM	1.050	05/10/2017	07/10/2017	(2,026)	(2,030)

Total Sale-Buyback Transactions					$(2,834)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended Month June 30, 2017 was ($3125) at a weighted average interest rate of 0.666%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(i)	Securities with an aggregate market value of $3,381 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2017	20	$2,511	$(11)	$0	$(5)

Total Futures Contracts				$(11)	$0	$(5)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/21/2022	$15,000	$(643)	$137	$(506)	$0	$(28)
Receive	3-Month USD-LIBOR	1.750	06/21/2047	3,700	780	(122)	658	14	0

					$137	$15	$152	$14	$(28)

Total Swap Agreements					$137	$15	$152	$14	$(28)

Cash of $383 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	EUR	1,352	$	1,520	$0	$(24)
BPS	07/2017	$	2,107	EUR	1,852	8	0
	07/2017		197	JPY	22,100	0	(1)
	08/2017	EUR	1,852	$	2,110	0	(9)
	08/2017	JPY	22,100		197	1	0
GLM	07/2017	EUR	500		558	0	(13)
	07/2017	JPY	22,100		199	3	0

Total Forward Foreign Currency Contracts						$12	$(47)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Brazil Government International Bond	1.000%	12/20/2021	2.161%	$1,500	$(94)	$22	$0	$(72)

Total Swap Agreements						$(94)	$22	$0	$(72)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$2,200	$0	$2,200
Sovereign Issues	0	514	0	514
Australia
Corporate Bonds & Notes	0	392	0	392
Austria
Corporate Bonds & Notes	0	1,413	0	1,413
Azerbaijan
Corporate Bonds & Notes	0	1,658	0	1,658
Barbados
Corporate Bonds & Notes	0	532	0	532
Bermuda
Corporate Bonds & Notes	0	4,399	0	4,399
Brazil
Corporate Bonds & Notes	0	7,585	0	7,585
Canada
Common Stocks	0	210	0	210
Corporate Bonds & Notes	0	824	0	824
Cayman Islands
Corporate Bonds & Notes	0	9,928	0	9,928
Chile
Corporate Bonds & Notes	0	2,743	0	2,743
China
Corporate Bonds & Notes	0	3,047	0	3,047
Colombia
Corporate Bonds & Notes	0	2,821	0	2,821
Germany
Corporate Bonds & Notes	0	1,048	0	1,048
Ghana
Sovereign Issues	0	648	0	648
Guatemala
Corporate Bonds & Notes	0	334	0	334
Hong Kong
Corporate Bonds & Notes	0	2,344	0	2,344
India
Corporate Bonds & Notes	0	2,236	0	2,236
Indonesia
Corporate Bonds & Notes	0	753	0	753
Ireland
Corporate Bonds & Notes	0	1,122	0	1,122
Isle of Man
Corporate Bonds & Notes	0	521	0	521
Israel
Corporate Bonds & Notes	0	1,240	0	1,240
Kazakhstan
Corporate Bonds & Notes	0	705	0	705
Kuwait
Sovereign Issues	0	804	0	804
Luxembourg
Corporate Bonds & Notes	0	7,445	0	7,445
Malaysia
Corporate Bonds & Notes	0	1,703	0	1,703
Mauritius
Corporate Bonds & Notes	0	2,195	0	2,195
Mexico
Corporate Bonds & Notes	0	5,480	30	5,510
Morocco
Corporate Bonds & Notes	0	1,213	0	1,213
Netherlands
Corporate Bonds & Notes	0	8,033	0	8,033
Loan Participations and Assignments	0	0	439	439
Nigeria
Corporate Bonds & Notes	0	982	0	982
Panama
Corporate Bonds & Notes	0	308	0	308
Peru
Corporate Bonds & Notes	0	1,743	0	1,743
Qatar
Corporate Bonds & Notes	0	668	0	668
Russia
Corporate Bonds & Notes	0	745	0	745
Singapore
Corporate Bonds & Notes	0	3,139	0	3,139
South Africa
Corporate Bonds & Notes	0	2,811	0	2,811
South Korea
Corporate Bonds & Notes	0	1,033	0	1,033
Supranational
Corporate Bonds & Notes	0	516	0	516
Sweden
Corporate Bonds & Notes	0	214	0	214
Thailand
Corporate Bonds & Notes	0	4,823	0	4,823
Turkey
Corporate Bonds & Notes	0	6,634	0	6,634
Ukraine
Sovereign Issues	0	685	0	685
United Arab Emirates
Corporate Bonds & Notes	0	3,563	0	3,563
United Kingdom
Corporate Bonds & Notes	0	2,924	318	3,242
United States
Corporate Bonds & Notes	0	6,624	0	6,624
U.S. Treasury Obligations	0	13,593	0	13,593
Virgin Islands (British)
Corporate Bonds & Notes	0	7,409	0	7,409
Short-Term Instruments
Repurchase Agreements	0	643	0	643
Argentina Treasury Bills	0	99	0	99
	$0	$135,246	$787	$136,033

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,972	$0	$0	$6,972

Total Investments	$6,972	$135,246	$787	$143,005

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	14	0	14
Over the counter	0	12	0	12
	$0	$26	$0	$26

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(28)	0	(33)
Over the counter	0	(119)	0	(119)
	$(5)	$(147)	$0	$(152)

Total Financial Derivative Instruments	$(5)	$(121)	$0	$(126)

Totals	$6,967	$135,125	$787	$142,879

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 68.1%
ARGENTINA 2.5%
SOVEREIGN ISSUES 2.5%
Argentina POM Politica Monetaria
26.250% due 06/21/2020	ARS	1,060,700	$65,961
Argentine Government International Bond
6.250% due 04/22/2019		$4,850	5,093
16.000% due 10/17/2023	ARS	176,139	11,436
18.200% due 10/03/2021		299,900	19,206

Total Argentina (Cost $103,425)			101,696

BRAZIL 14.1%
CORPORATE BONDS & NOTES 2.7%
Banco do Brasil S.A.
6.000% due 01/22/2020		$5,000	5,299
Braskem Finance Ltd.
7.250% due 06/05/2018		3,992	4,172
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		400	391
Caixa Economica Federal
2.375% due 11/06/2017		6,200	6,209
4.500% due 10/03/2018		12,750	12,960
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		5,475	5,793
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		22,200	22,311
5.750% due 01/22/2021		500	525
Petrobras Global Finance BV
3.000% due 01/15/2019		4,960	4,944
4.147% due 03/17/2020		5,200	5,265
4.875% due 03/17/2020		2,200	2,250
5.750% due 01/20/2020		3,000	3,121
6.125% due 01/17/2022		8,900	9,211
7.875% due 03/15/2019		500	538
8.375% due 05/23/2021		23,100	25,915

			108,904

SOVEREIGN ISSUES 11.4%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	34,600	39,844
6.369% due 06/16/2018		$22,020	22,848
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (b)	BRL	936,530	270,906
0.000% due 07/01/2018 (b)		338,000	93,875
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2027		121,700	35,740

			463,213

Total Brazil (Cost $577,817)			572,117

CANADA 0.8%
CORPORATE BONDS & NOTES 0.8%
Enbridge, Inc.
1.946% due 06/15/2020		$30,100	30,096
Harvest Operations Corp.
2.125% due 05/14/2018		2,600	2,600

Total Canada (Cost $32,703)			32,696

CAYMAN ISLANDS 2.3%
CORPORATE BONDS & NOTES 2.3%
Alibaba Group Holding Ltd.
1.625% due 11/28/2017		21,300	21,305
1.720% due 11/28/2017		7,400	7,398
Anstock Ltd.
2.125% due 07/24/2017		7,200	7,200
Baidu, Inc.
2.250% due 11/28/2017		800	802
3.250% due 08/06/2018		4,500	4,557

DP World Sukuk Ltd.
6.250% due 07/02/2017		3,000	3,000
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		400	399
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (b)		2,889	2,831
KSA Sukuk Ltd.
2.894% due 04/20/2022		11,500	11,532
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,144	624
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(d)		3,019	1,034
6.750% due 10/01/2023 ^(d)		1,158	396
Pemex Finance Ltd.
9.150% due 11/15/2018		3,375	3,532
10.610% due 08/15/2017		16	16
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (b)		4,580	4,494
QNB Finance Ltd.
2.125% due 02/14/2018		3,000	2,989
2.572% due 05/20/2018		9,200	9,193
2.648% due 02/26/2018		900	900
2.750% due 10/31/2018		4,100	4,091
Want Want China Finance Ltd.
1.875% due 05/14/2018		5,400	5,385

Total Cayman Islands (Cost $92,785)			91,678

CHILE 0.5%
CORPORATE BONDS & NOTES 0.5%
Banco de Credito e Inversiones
3.000% due 09/13/2017		3,000	3,001
Banco del Estado de Chile
2.000% due 11/09/2017		16,500	16,508
Itau CorpBanca
3.875% due 09/22/2019		700	723

Total Chile (Cost $20,243)			20,232

CHINA 1.3%
CORPORATE BONDS & NOTES 1.2%
Agricultural Bank of China Ltd.
2.082% due 05/21/2018		25,700	25,757
CNPC General Capital Ltd.
2.084% due 11/25/2017		1,500	1,504
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		700	702
Sinopec Capital Ltd.
1.875% due 04/24/2018		4,584	4,580
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019		3,300	3,260
2.125% due 05/03/2019		11,400	11,364
2.500% due 10/17/2018		1,400	1,407

			48,574

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	2,160	328
China Government International Bond
2.480% due 12/01/2020		5,000	703
3.290% due 04/18/2020		5,140	754
3.380% due 05/23/2023		700	101
4.080% due 08/22/2023		700	106

			1,992

Total China (Cost $50,689)			50,566

COLOMBIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Ecopetrol S.A.
4.250% due 09/18/2018		$10,000	10,255
7.625% due 07/23/2019		5,135	5,687

			15,942

SOVEREIGN ISSUES 0.0%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	21
Colombia Government International Bond
7.375% due 03/18/2019		$700	764

Colombian TES
7.000% due 05/04/2022	COP	1,816,000	626

			1,411

Total Colombia (Cost $17,659)			17,353

CROATIA 0.5%
SOVEREIGN ISSUES 0.5%
Croatia Government International Bond
6.750% due 11/05/2019		$18,335	19,981

Total Croatia (Cost $19,671)			19,981

CZECH REPUBLIC 6.1%
SOVEREIGN ISSUES 6.1%
Czech Republic Government International Bond
0.000% due 11/09/2017 (b)	CZK	250,000	10,970
0.070% due 12/09/2020		2,500,000	111,102
0.850% due 03/17/2018		755,300	33,319
1.200% due 07/23/2017		1,587,800	69,610
4.600% due 08/18/2018		511,400	23,613

Total Czech Republic (Cost $230,319)			248,614

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$3,700	3,760

Total El Salvador (Cost $3,917)			3,760

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0% mFinance France S.A.
2.000% due 11/26/2021	EUR	100	121

Total France (Cost $116)			121

GERMANY 0.5%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
2.608% due 01/18/2019		$400	405
4.250% due 10/14/2021		19,100	20,018

Total Germany (Cost $19,520)			20,423

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
AIA Group Ltd.
1.750% due 03/13/2018		18,800	18,761
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018		4,600	4,609
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		1,900	1,907
CNOOC Finance Ltd.
1.750% due 05/09/2018		950	949
CNPC General Capital Ltd.
1.950% due 04/16/2018		850	849
2.750% due 05/14/2019		1,400	1,410

Total Hong Kong (Cost $28,477)			28,485

INDIA 1.7%
CORPORATE BONDS & NOTES 1.0%
HDFC Bank Ltd.
3.000% due 03/06/2018		3,250	3,268
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		9,150	9,185
State Bank of India
2.100% due 04/06/2020		21,030	21,030
3.250% due 04/18/2018		2,000	2,020
4.125% due 08/01/2017		5,300	5,307

			40,810

SOVEREIGN ISSUES 0.7%
Export-Import Bank of India
4.000% due 08/07/2017		27,450	27,502

Total India (Cost $68,300)			68,312

INDONESIA 1.1%
CORPORATE BONDS & NOTES 0.6%
Majapahit Holding BV
7.750% due 01/20/2020		1,250	1,400
8.000% due 08/07/2019		19,620	21,853

			23,253

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
6.875% due 01/17/2018		3,700	3,799
11.625% due 03/04/2019		13,600	15,727

			19,526

Total Indonesia (Cost $42,452)			42,779

IRELAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Vnesheconombank Via VEB Finance PLC
3.035% due 02/21/2018	EUR	1,700	1,969

Total Ireland (Cost $1,827)			1,969

JAPAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Sumitomo Mitsui Banking Corp.
1.828% due 10/19/2018		$13,450	13,488

Total Japan (Cost $13,450)			13,488

KAZAKHSTAN 1.6%
CORPORATE BONDS & NOTES 1.6%
KazMunayGas National Co. JSC
9.125% due 07/02/2018		22,850	24,212
Samruk-Energy JSC
3.750% due 12/20/2017		39,600	39,629

Total Kazakhstan (Cost $63,638)			63,841

LUXEMBOURG 2.9%
CORPORATE BONDS & NOTES 2.9%
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		700	710
5.338% due 09/25/2020	GBP	200	281
5.999% due 01/23/2021		$2,280	2,465
8.146% due 04/11/2018		31,200	32,532
9.250% due 04/23/2019		22,125	24,609
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		13,610	13,805
7.750% due 05/29/2018		9,700	10,149
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		11,300	11,838
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		5,510	5,593
6.700% due 10/25/2017		16,430	16,671

Total Luxembourg (Cost $117,261)			118,653

MALAYSIA 0.7%
SOVEREIGN ISSUES 0.7%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		400	401
Malaysia Government International Bond
4.012% due 09/15/2017	MYR	125,700	29,338

Total Malaysia (Cost $29,560)			29,739

MEXICO 1.7%
CORPORATE BONDS & NOTES 1.7%
America Movil S.A.B. de C.V.
6.000% due 06/09/2019	MXN	232,400	12,498
6.450% due 12/05/2022		140,400	7,383
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$630	0
Petroleos Mexicanos
3.178% due 07/18/2018		14,200	14,378
5.750% due 03/01/2018		33,819	34,637

Total Mexico (Cost $77,799)			68,896

NETHERLANDS 1.6%
CORPORATE BONDS & NOTES 1.1%
ABN AMRO Bank NV
1.798% due 01/18/2019		19,600	19,683
ING Bank NV
2.417% due 03/22/2019		24,500	24,823
Waha Aerospace BV
3.925% due 07/28/2020		182	187

			44,693

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Petrobras Netherlands BV
TBD% - 3.281% due 05/10/2022		10,500	10,283
Petroleo Netherland BV
3.432% due 04/25/2019		9,766	9,565

			19,848

Total Netherlands (Cost $64,004)			64,541

NIGERIA 0.2%
SOVEREIGN ISSUES 0.2%
Nigeria Government International Bond
5.125% due 07/12/2018		8,900	9,070

Total Nigeria (Cost $9,045)			9,070

PERU 0.3%
CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		6,700	6,794

SOVEREIGN ISSUES 0.1%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024	PEN	13,000	4,154

Total Peru (Cost $10,691)			10,948

QATAR 0.0%
SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
5.250% due 01/20/2020		$600	638
6.550% due 04/09/2019		600	643

Total Qatar (Cost $1,289)			1,281

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	59

Total Russia (Cost $114)			59

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
4.875% due 02/25/2020		$5,000	5,217

5.250% due 11/21/2017	4,000	4,051

Total Serbia (Cost $9,184)		9,268

SINGAPORE 0.6%
CORPORATE BONDS & NOTES 0.6%
DBS Group Holdings Ltd.
1.709% due 06/08/2020	25,000	25,090

Total Singapore (Cost $25,000)		25,090

SOUTH AFRICA 0.2%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020 (f)	7,560	7,999

Total South Africa (Cost $7,873)		7,999

SOUTH KOREA 0.7%
CORPORATE BONDS & NOTES 0.4%
Hyundai Capital Services, Inc.
3.500% due 09/13/2017	10,340	10,374
Industrial Bank of Korea
2.375% due 07/17/2017	400	400
KEB Hana Bank
2.000% due 04/02/2018	698	698
3.500% due 10/25/2017	5,506	5,536
SK Broadband Co. Ltd.
2.875% due 10/29/2018	950	957

		17,965

SOVEREIGN ISSUES 0.3%
Korea Development Bank
3.500% due 08/22/2017	700	702
Korea Expressway Corp.
1.875% due 10/22/2017	400	400
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	700	706
Korea Land & Housing Corp.
1.875% due 08/02/2017	7,450	7,449
Korea Resources Corp.
2.125% due 05/02/2018	2,330	2,331

		11,588

Total South Korea (Cost $29,559)		29,553

SRI LANKA 0.7%
SOVEREIGN ISSUES 0.7%
Sri Lanka Government International Bond
5.125% due 04/11/2019	21,812	22,373
6.000% due 01/14/2019	7,460	7,741

Total Sri Lanka (Cost $29,885)		30,114

TANZANIA 0.2%
SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
7.421% due 03/09/2020	9,533	10,007

Total Tanzania (Cost $9,791)		10,007

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Bangkok Bank PCL
2.750% due 03/27/2018	650	653
Siam Commercial Bank PCL
3.375% due 09/19/2017	7,500	7,519

Total Thailand (Cost $8,175)		8,172

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond
4.500% due 06/22/2020	EUR	100	119

Total Tunisia (Cost $114)			119

TURKEY 2.5%
CORPORATE BONDS & NOTES 0.0%
Hazine Mustesarligi Varlik Kiralama A/S
2.803% due 03/26/2018		$400	401
4.557% due 10/10/2018		200	204

			605

SOVEREIGN ISSUES 2.5%
Export Credit Bank of Turkey
5.875% due 04/24/2019		68,500	71,254
Turkey Government International Bond
6.750% due 04/03/2018		800	826
7.000% due 03/11/2019		2,000	2,134
7.500% due 07/14/2017		22,000	22,034
7.500% due 11/07/2019		5,000	5,483

			101,731

Total Turkey (Cost $101,568)			102,336

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019		5,934	6,106

Total United Arab Emirates (Cost $6,202)			6,106

UNITED STATES 5.2%
ASSET-BACKED SECURITIES 0.7%
AFC Home Equity Loan Trust
1.771% due 02/25/2029		155	135
Bear Stearns Asset-Backed Securities Trust
3.079% due 07/25/2036		120	114
Citigroup Mortgage Loan Trust, Inc.
1.276% due 07/25/2045		130	96
Countrywide Asset-Backed Certificates Trust
1.366% due 03/25/2047		487	460
Credit-Based Asset Servicing and Securitization LLC
1.336% due 07/25/2037		45	29
Educational Funding Co. LLC
1.406% due 10/25/2029		1,523	1,497
GE-WMC Mortgage Securities Trust
1.256% due 08/25/2036		34	21
GSAA Trust
1.516% due 05/25/2047		327	258
GSAMP Trust
1.286% due 12/25/2036		117	64
HSI Asset Loan Obligation Trust
1.276% due 12/25/2036		47	20
HSI Asset Securitization Corp. Trust
1.356% due 01/25/2037		1,740	1,285
JPMorgan Mortgage Acquisition Trust
1.326% due 08/25/2036		2,986	1,787
Lehman XS Trust
6.160% due 01/25/2036		3,433	2,796
MASTR Asset-Backed Securities Trust
1.266% due 01/25/2037		214	84
1.436% due 11/25/2036		1,690	1,125
Morgan Stanley Mortgage Loan Trust
1.446% due 02/25/2037		305	162
5.988% due 11/25/2036		1,411	699
New Century Home Equity Loan Trust
1.396% due 05/25/2036		407	352
RAAC Trust
1.566% due 02/25/2046		13,818	13,364
Securitized Asset-Backed Receivables LLC Trust
1.276% due 12/25/2036 ^		301	104
1.296% due 11/25/2036 ^		219	79
1.506% due 12/25/2035		1,327	1,279

Soundview Home Loan Trust
1.566% due 03/25/2036		1,800	1,552
Wells Fargo Home Equity Asset-Backed Securities Trust
1.536% due 03/25/2037		1,500	1,159

			28,521

CORPORATE BONDS & NOTES 2.5%
AbbVie, Inc.
1.800% due 05/14/2018		14,300	14,321
Ally Financial, Inc.
3.250% due 02/13/2018		300	303
3.250% due 11/05/2018		100	101
3.600% due 05/21/2018		1,900	1,926
4.750% due 09/10/2018		200	206
AT&T, Inc.
1.808% due 01/15/2020		7,000	7,039
Bank of America Corp.
4.382% due 10/21/2025	MXN	35,000	2,333
6.875% due 04/25/2018		$9,900	10,304
Bank of America N.A.
1.750% due 06/05/2018		10,000	10,015
DISH DBS Corp.
4.250% due 04/01/2018		1,300	1,320
4.625% due 07/15/2017		1,300	1,302
Dominion Energy, Inc.
1.771% due 06/01/2019		5,000	5,019
International Lease Finance Corp.
6.250% due 05/15/2019		1,300	1,395
8.250% due 12/15/2020		600	708
Morgan Stanley
1.982% due 02/14/2020		15,100	15,166
Navient Corp.
5.875% due 03/25/2021		300	318
8.450% due 06/15/2018		900	950
OneMain Financial Holdings LLC
6.750% due 12/15/2019		100	105
Rio Oil Finance Trust
9.250% due 07/06/2024		1,524	1,555
9.750% due 01/06/2027		1,447	1,483
Santander Holdings USA, Inc.
2.642% due 11/24/2017		6,000	6,024
Southern Co.
1.993% due 09/30/2020		3,900	3,919
Spectra Energy Partners LP
1.920% due 06/05/2020		11,600	11,650
Sprint Communications, Inc.
9.000% due 11/15/2018		111	121
Time Warner Cable LLC
8.750% due 02/14/2019		2,400	2,641
Tyson Foods, Inc.
1.649% due 05/30/2019		1,700	1,704
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		400	400

			102,328

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
American Home Mortgage Investment Trust
1.616% due 03/25/2046		3,436	3,001
Banc of America Mortgage Trust
3.713% due 07/25/2034		123	126
BCAP LLC Trust
2.858% due 05/26/2037		6,130	5,144
Countrywide Alternative Loan Trust
1.376% due 09/25/2047		1,742	1,647
1.566% due 05/25/2036 ^		2,278	1,305
3.035% due 10/25/2035 ^		56	47
Countrywide Home Loan Mortgage Pass-Through Trust
3.074% due 04/20/2035		589	587
3.155% due 02/20/2036 ^		135	113
Credit Suisse First Boston Mortgage Securities Corp.
3.047% due 06/25/2033		600	595
GSMPS Mortgage Loan Trust
1.566% due 01/25/2036		311	267
Structured Adjustable Rate Mortgage Loan Trust
3.342% due 07/25/2034		1,293	1,292
Structured Asset Mortgage Investments Trust
1.366% due 02/25/2037		2,755	2,352
1.609% due 04/19/2035		1,259	1,198
Thornburg Mortgage Securities Trust
2.970% due 06/25/2047 ^		1,043	945
WaMu Mortgage Pass-Through Certificates Trust
1.586% due 05/25/2034		361	327
3.202% due 03/25/2037		237	234

			19,180

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
1.892% due 06/01/2043 - 07/01/2044		240	243
2.771% due 11/01/2035		26	27
2.919% due 09/01/2035		67	72
3.019% due 08/01/2035		18	19
3.028% due 10/01/2035		13	14
3.384% due 09/01/2035		25	26
3.412% due 11/01/2035		108	114
Freddie Mac
1.496% due 09/25/2031		128	126
3.029% due 08/01/2035		9	10
5.000% due 10/01/2033 - 12/01/2041		1,147	1,261

			1,912

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)(j)		64,700	60,340

Total United States (Cost $214,620)			212,281

VIRGIN ISLANDS (BRITISH) 1.4%
CORPORATE BONDS & NOTES 1.4%
GTL Trade Finance, Inc.
7.250% due 10/20/2017		12,250	12,415
QGOG Constellation S.A.
6.250% due 11/09/2019		200	145
Rosneft Finance S.A.
7.875% due 03/13/2018		41,841	43,385

Total Virgin Islands (British) (Cost $55,839)			55,945

SHORT-TERM INSTRUMENTS 14.0%
CERTIFICATES OF DEPOSIT 2.0%
Afren PLC
15.000% due 04/25/2018 ^(d)		13,145	2,169
Barclays Bank PLC
1.710% due 03/16/2018		24,700	24,696
Credit Suisse AG
2.028% due 09/12/2017		24,700	24,739
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		27,400	27,441

			79,045

COMMERCIAL PAPER 0.7%
Mondelez International, Inc.
1.370% due 07/12/2017		25,000	24,988
Sempra Energy Holdings
1.480% due 08/21/2017		5,000	4,989

			29,977

REPURCHASE AGREEMENTS (e) 0.1%			5,056

SHORT-TERM NOTES 0.3%
Bank Negara Monetary Notes
3.024% due 09/19/2017 (b)(c)(d)	MYR	43,900	10,162

ARGENTINA TREASURY BILLS 1.3%
2.866% due 10/13/2017 - 01/26/2018 (a)(b)		$51,795	51,370

CZECH REPUBLIC TREASURY BILLS 1.7%
(0.915)% due 08/04/2017 - 09/29/2017 (a)(b)	CZK	1,528,000	66,865

EGYPT TREASURY BILLS 0.5%
19.114% due 08/01/2017 (a)(b)	EGP	380,700	20,774

ITALY TREASURY BILLS 2.9%
(0.353)% due 10/31/2017 (b)	EUR	101,943	116,590

MEXICO TREASURY BILLS 3.2%
6.801% due 08/17/2017 - 01/04/2018 (a)(b)	MXN	2,387,300	130,023

U.S. TREASURY BILLS 1.3%
0.914% due 08/10/2017 - 08/31/2017 (a)(b)(j)		$51,253	51,191

Total Short-Term Instruments (Cost $551,183)			561,053

Total Investments in Securities (Cost $2,745,764)			2,759,341

	SHARES
INVESTMENTS IN AFFILIATES 33.2%
SHORT-TERM INSTRUMENTS 33.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.2%
PIMCO Short-Term Floating NAV Portfolio III		136,060,328	1,345,092

Total Short-Term Instruments (Cost $1,345,080)			1,345,092

Total Investments in Affiliates (Cost $1,345,080)			1,345,092

Total Investments 101.3% (Cost $4,090,844)			$4,104,433
Financial Derivative Instruments (g)(i) 0.5% (Cost or Premiums, net $(6,257))			21,006
Other Assets and Liabilities, net (1.8)%			(72,622)

Net Assets 100.0%			$4,052,817

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2018	04/30/2015	$13,022	$2,169	0.05%
Bank Negara Monetary Notes	3.024	09/19/2017	06/09/2017	10,227	10,162	0.25
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	06/25/2015 - 09/21/2015	1,467	1,034	0.03
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	06/25/2015 - 09/22/2015	784	396	0.01

				$25,500	$13,761	0.34%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$5,056	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(5,158)	$5,056	$5,056

Total Repurchase Agreements						$(5,158)	$5,056	$5,056

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
JML	0.000%	06/20/2017	TBD	(4)	$(3,628)	$(3,628)

Total Reverse Repurchase Agreements						$(3,628)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.4)%
U.S. Government Agencies (0.4)%
Freddie Mac, TBA	5.000%	07/01/2047	$13,000	$(14,199)	$(14,133)
Freddie Mac, TBA	6.000	07/01/2047	2,000	(2,263)	(2,248)

Total Short Sales (0.4)%				$(16,462)	$(16,381)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June, 30 2017 was $(4,008) at a weighted average interest rate of (0.285)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.

(f)	Securities with an aggregate market value of $3,597 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	3,085	$289	$251

Total Purchased Options				$289	$251

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	3,085	$(349)	$(116)

Total Written Options				$(349)	$(116)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2017	217	$27,240	$(73)	$0	$(61)

Total Futures Contracts				$(73)	$0	$(61)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin (2)
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Airbus Group Finance BV	1.000%	12/20/2017	0.078%	EUR	2,000	$14	$(3)	$11	$0	$0
Volkswagen International Finance NV	1.000	12/20/2017	0.108		1,200	8	(2)	6	0	0

						$22	$(5)	$17	$0	$0

Interest Rate Swaps

									Variation Margin (2)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	13.000%	01/02/2018	BRL	441,200	$632	$(1,845)	$(1,213)	$0	$(19)
Pay	1-Year BRL-CDI	13.730	01/02/2018		21,200	(45)	(110)	(155)	0	(1)
Pay	1-Year BRL-CDI	15.500	01/02/2018		62,200	(744)	(324)	(1,068)	0	(4)
Pay	1-Year BRL-CDI	9.250	07/02/2018		151,800	1	158	159	15	0
Pay	1-Year BRL-CDI	12.440	01/02/2019		189,000	1,630	479	2,109	31	0
Pay	1-Year BRL-CDI	15.960	01/02/2019		18,900	406	211	617	3	0
Receive	1-Year BRL-CDI	9.710	07/01/2019		138,200	1	(325)	(324)	0	(40)
Receive	1-Year BRL-CDI	9.560	01/02/2020		182,800	3	(89)	(86)	0	(100)
Receive	1-Year BRL-CDI	9.840	01/02/2020		115,100	(186)	(38)	(224)	0	(62)
Pay	1-Year BRL-CDI	9.820	07/01/2020		161,300	(3)	79	76	94	0
Pay	1-Year BRL-CDI	9.980	01/04/2021		143,800	(31)	62	31	105	0
Pay	1-Year BRL-CDI	10.000	01/04/2021		91,100	(18)	50	32	66	0
Pay	1-Year BRL-CDI	10.430	01/04/2021		70,500	176	66	242	50	0
Pay	1-Year BRL-CDI	11.350	01/04/2021		101,500	551	461	1,012	70	0
Pay	1-Year BRL-CDI	12.055	01/04/2021		28,900	(5)	289	284	20	0
Pay	1-Year BRL-CDI	12.230	01/04/2021		23,300	0	283	283	16	0
Pay	1-Year BRL-CDI	12.850	01/04/2021		49,180	484	557	1,041	31	0
Receive	1-Year BRL-CDI	10.135	07/01/2021		132,100	40	(73)	(33)	0	(117)
Pay	1-Year BRL-CDI	9.760	01/02/2025		16,400	(17)	(129)	(146)	19	0
Pay	1-Year BRL-CDI	10.240	01/02/2025		108,000	283	(668)	(385)	113	0
Receive	1-Year BRL-CDI	11.260	01/02/2025		135,800	(559)	(523)	(1,082)	0	(118)
Pay	1-Year BRL-CDI	11.680	01/02/2025		21,700	12	253	265	17	0
Pay	1-Year BRL-CDI	12.285	01/02/2025		100,600	1,047	513	1,560	76	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$480,600	(2,291)	1,854	(437)	0	(6)
	3-Month USD-LIBOR	1.100	01/11/2018		1,221,800	446	(1,932)	(1,486)	27	(0)
Pay	3-Month USD-LIBOR	1.750	12/21/2026		13,900	629	(7)	622	40	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		51,900	(1,434)	(680)	(2,114)	237	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,200	(52)	67	15	5	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		2,100	(171)	312	141	9	0
Pay	3-Month ZAR-JIBAR	8.000	03/15/2022	ZAR	40,100	5	64	69	0	(13)
Receive	28-Day MXN-TIIE	6.240	02/01/2021	MXN	484,200	(760)	1,196	436	40	0

						$30	$211	$241	$1,084	$(480)

Total Swap Agreements						$52	$206	$258	$1,084	$(480)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Unsettled variation margin asset of $43 for closed swap agreements is outstanding at period end.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $11,257 and cash of $8,170 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	BRL	22,135	$	6,720	$38	$0
	07/2017	CNH	171,477		25,117	0	(174)
	07/2017	EUR	53,735		60,398	0	(975)
	07/2017	GBP	311		400	0	(5)
	07/2017	$	6,691	BRL	22,135	0	(10)
	07/2017		31,617	ILS	114,358	1,166	0
	08/2017	COP	4,013,542	$	1,362	51	0
	08/2017	$	2,392	MXN	45,057	77	0
	08/2017		4,782	TRY	17,825	223	0
	08/2017		636	ZAR	8,520	12	0
	10/2017	CLP	153,802	$	232	1	0
	10/2017	$	35,327	ILS	123,047	76	0
BPS	07/2017	BRL	138,886	$	47,188	5,265	0
	07/2017	$	42,833	BRL	138,886	63	(973)
	07/2017		36,834	CNY	255,549	860	0
	07/2017		588	JPY	65,800	0	(3)
	08/2017	COP	1,552,611	$	527	20	0
	08/2017	JPY	65,800		588	3	0
	08/2017	MXN	945,451		47,569	0	(4,177)
	08/2017	$	38,134	PEN	125,479	337	0
	08/2017		4,287	ZAR	57,481	84	0
	09/2017		24,508	ARS	421,783	0	(64)
	10/2017		25,470	CLP	17,158,175	307	0
	01/2018	BRL	147,300	$	40,798	0	(2,248)
BRC	07/2017	$	28,835	ILS	104,409	1,095	0
	08/2017	CZK	52,000	$	2,087	0	(192)
CBK	07/2017	BRL	196,329		59,374	112	0
	07/2017	$	54,665	BRL	196,329	4,597	0
	07/2017		38,650	CNH	267,315	776	0
	07/2017		19,206	CZK	480,488	1,809	0
	08/2017		28,625	BRL	95,177	0	(65)
	08/2017		168	MXN	3,166	5	0
	08/2017		427	PLN	1,650	18	0
	08/2017		21,632	TRY	80,515	977	0
	08/2017		6,142	ZAR	82,045	98	0
	08/2017	ZAR	278,468	$	20,689	0	(488)
	09/2017	MYR	108,523		25,076	69	(142)
	09/2017	$	22,451	RUB	1,299,885	0	(765)
	09/2017		9,803	TWD	298,060	3	0
	12/2017		69,949	CNH	493,634	2,084	0
DUB	07/2017	BRL	526,180	$	159,053	226	0
	07/2017	CNH	14,060		2,075	1	0
	07/2017	CNY	60,514		8,916	0	(10)
	07/2017	$	125,005	BRL	526,180	33,823	0
	09/2017		6,681	RUB	390,805	0	(161)
	12/2017		8,815	CNY	60,514	21	0
	01/2018	BRL	346,068	$	96,141	0	(4,982)
	01/2018	$	14,323	BRL	58,888	2,852	0
FBF	07/2017	BRL	95,386	$	26,934	0	(1,859)
	07/2017	CNY	22,467		3,310	0	(4)
	07/2017	INR	645,972		9,998	20	0
	07/2017	$	28,833	BRL	95,386	0	(41)
	07/2017		1,680	CNH	11,481	13	0
	07/2017		60,909	EUR	53,735	465	0
	07/2017		15,741	INR	1,024,851	89	0
	08/2017	EUR	53,735	$	60,999	0	(463)
	09/2017	MYR	15,513		3,632	37	0
	09/2017	$	396,577	KRW	445,872,045	0	(6,826)
	09/2017		43,671	PHP	2,194,491	0	(466)
	10/2017		3,418	IDR	46,228,450	13	0
	12/2017	CNH	11,481	$	1,662	0	(13)
	12/2017	$	3,273	CNY	22,467	8	0
	12/2017		9,855	INR	645,972	0	(25)
	01/2018	BRL	43,850	$	8,770	0	(4,019)
GLM	07/2017		669,581		176,381	2	(25,734)
	07/2017	CAD	637		472	0	(19)
	07/2017	CNY	2,215,712		324,533	0	(2,292)
	07/2017	INR	22,323,292		344,070	0	(758)
	07/2017	JPY	65,800		593	8	0
	07/2017	$	202,402	BRL	669,581	0	(289)
	07/2017		9,967	RON	41,332	395	0
	08/2017	EGP	15,377	$	843	2	0
	08/2017	$	8,957	PEN	30,557	410	0
	08/2017		15,028	PLN	55,958	71	0
	08/2017		41,001	ZAR	553,160	1,066	0
	09/2017	MYR	10,625	$	2,488	26	0
	09/2017	$	85,793	RUB	5,033,032	0	(1,825)
	10/2017	EUR	101,943	$	112,025	0	(5,147)
	10/2017	$	7,731	IDR	104,778,460	45	0
	10/2017		89,229	RUB	5,229,917	0	(2,507)
	12/2017		320,741	CNY	2,215,712	2,790	0
	12/2017		338,951	INR	22,323,292	746	0
	01/2018	BRL	420,000	$	112,194	0	(10,543)
	01/2018	MXN	199,400		9,737	0	(945)
HUS	07/2017	CHF	484		500	0	(4)
	07/2017	CZK	483,500		19,386	0	(1,780)
	07/2017	EGP	123,871		6,830	48	0
	07/2017	$	14,968	CNH	101,732	36	0
	07/2017		355,109	CNY	2,458,418	7,516	0
	08/2017	CZK	179,000	EUR	6,739	0	(134)
	08/2017	EGP	28,290	$	1,551	3	0
	08/2017	HUF	2,200,334		8,000	0	(147)
	08/2017	MXN	6,422		358	6	0
	08/2017	TRY	1,122		298	0	(17)
	08/2017	$	14,722	MXN	286,731	991	0
	08/2017		3,179	PLN	12,286	136	0
	08/2017		12,665	TRY	45,969	243	0
	09/2017	ARS	79,987	$	4,804	176	0
	09/2017	RUB	2,950,948		49,015	0	(217)
	09/2017	$	9,803	PHP	497,992	2	0
	12/2017	CNH	21,091	$	2,893	0	(185)
	08/2018	CZK	119,700		4,933	0	(442)
IND	08/2017	$	3,959	HUF	1,128,784	220	0
	08/2017		172,890	PLN	669,541	7,765	0
	10/2017		14,432	ILS	50,293	38	0
JPM	07/2017	BRL	513,300	$	155,134	6,636	(6,442)
	07/2017	CZK	39,020		1,602	0	(105)
	07/2017	$	163,503	BRL	513,300	0	(8,563)
	07/2017		22,384	CNH	152,457	102	0
	07/2017		427	CZK	10,486	32	0
	07/2017		427	INR	27,625	0	0
	08/2017	CZK	179,000	EUR	6,736	0	(137)
	08/2017		326,000	$	12,928	0	(1,372)
	08/2017	MXN	361,202		19,096	0	(700)
	08/2017	$	46,553	COP	136,069,776	0	(2,115)
	08/2017		283,731	MXN	5,525,838	19,106	0
	08/2017		7,394	TRY	27,400	300	0
	08/2017		20,939	ZAR	284,282	681	0
	09/2017	CZK	613,000	$	24,803	0	(2,145)
	09/2017	MYR	16,754		3,923	40	0
	09/2017	$	122,197	MYR	520,317	0	(1,618)
	09/2017		120,447	THB	4,093,260	54	0
	10/2017		427	IDR	5,787,131	2	0
	10/2017		5,631	RUB	342,923	55	0
	07/2018	BRL	295,000	$	85,248	1,482	0
	08/2018	CZK	391,700		16,569	0	(1,019)
MAC	07/2017	BRL	661,629		199,674	155	(194)
	07/2017	$	211,782	BRL	661,629	0	(12,069)
	08/2017		89,823		300,000	201	0
MSB	07/2017	BRL	99,600	$	30,107	43	0
	07/2017	$	31,743	BRL	99,600	0	(1,679)
	07/2017		10,640	CZK	266,903	1,033	0
	08/2017		23,086	HUF	6,570,256	1,241	0
	09/2017	MYR	19,755	$	4,629	51	0
	10/2017	$	3,537	IDR	47,820,240	12	0
	11/2017	CZK	250,000	$	10,087	0	(939)
	12/2017	CNH	183,920		25,428	0	(1,411)
NGF	08/2017	$	72,525	MXN	1,400,241	4,214	0
RYL	10/2017	CLP	1,223,898	$	1,846	7	0
SCX	07/2017	$	333,970	INR	21,916,788	4,579	0
	08/2017	EUR	20,181	$	21,608	0	(1,477)
	08/2017	$	20,724	MXN	403,214	1,373	0
	08/2017		58,691	PLN	226,739	2,487	0
	09/2017		299,960	SGD	413,900	1,025	0
	09/2017		75,426	THB	2,555,040	0	(208)
	10/2017	RUB	583,322	$	9,974	301	0
SOG	07/2017	CNY	415,274		61,038	0	(216)
	08/2017	CZK	179,000	EUR	6,742	0	(130)
	08/2017	MXN	72,408	$	3,860	0	(108)
	08/2017	$	3,000	MXN	55,119	21	0
	08/2017		22,961	PEN	75,365	149	0
	08/2017		119,555	TRY	457,684	8,962	0
	09/2017		137,369	RUB	8,000,000	0	(3,902)
	09/2017		167,561	TWD	5,057,667	0	(1,172)
	10/2017		13,031	ILS	45,426	39	0
	12/2017		60,341	CNY	415,274	296	0
	03/2018	CZK	767,130	$	31,420	0	(2,728)
TOR	07/2017	BRL	374,746		98,604	0	(14,513)
	07/2017	$	113,278	BRL	374,746	0	(161)
	08/2017	MXN	1,297,082	$	64,650	0	(6,335)
	10/2017	$	12,664	CLP	8,502,697	110	0
UAG	07/2017	BRL	393,400	$	134,549	15,801	0
	07/2017	CNH	347,449		50,913	0	(332)
	07/2017	CZK	604,300		25,349	0	(1,110)
	07/2017	$	89,331	BRL	393,400	29,437	(19)
	09/2017	HKD	14,220	$	1,828	3	0
	09/2017	$	169,176	IDR	2,266,111,628	0	(538)
	09/2017		31,389	MYR	133,829	0	(375)
	10/2017		21,728	CLP	14,648,969	280	0
	12/2017	CNH	566,044	$	77,732	0	(4,868)

Total Forward Foreign Currency Contracts						$180,845	$(160,835)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC USD versus BRL	BRL	3.130	08/10/2017	$14,000	$39	$11
GLM	Put - OTC USD versus BRL		3.130	08/10/2017	11,700	30	10

						$69	$21

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.620%	12/18/2017	$3,200	$2	$3

Total Purchased Options							$71	$24

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	3.450	08/10/2017	$25,900	$(268)	$(204)
	Call - OTC USD versus BRL		4.000	12/11/2017	22,400	(883)	(129)
	Call - OTC USD versus BRL		6.300	01/11/2018	48,705	(2,681)	(16)
	Call - OTC USD versus BRL		5.500	03/01/2018	24,484	(1,677)	(30)
JPM	Call - OTC USD versus BRL		4.000	12/11/2017	13,900	(552)	(80)

						$(6,061)	$(459)

Total Written Options						$(6,061)	$(459)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	12/20/2017	0.266%	$3,100	$(14)	$26	$12	$0
	Colombia Government International Bond	1.000	06/20/2019	0.522	1,300	(3)	15	12	0
	South Africa Government International Bond	1.000	12/20/2017	0.285	9,400	(125)	160	35	0
BPS	Mexico Government International Bond	1.000	06/20/2018	0.268	2,800	21	0	21	0
BRC	Colombia Government International Bond	1.000	06/20/2019	0.522	4,400	19	24	43	0
	South Africa Government International Bond	1.000	12/20/2017	0.285	7,100	(108)	135	27	0
DUB	Colombia Government International Bond	1.000	06/20/2019	0.522	11,100	(27)	135	108	0
	Panama Government International Bond	1.000	06/20/2022	0.962	3,800	(18)	26	8	0
FBF	Panama Government International Bond	1.000	06/20/2022	0.962	1,700	(9)	13	4	0
GST	Chile Government International Bond	1.000	09/20/2020	0.395	7,000	19	117	136	0
	Colombia Government International Bond	1.000	12/20/2017	0.266	6,500	(39)	64	25	0
	Colombia Government International Bond	1.000	06/20/2019	0.522	4,100	20	20	40	0
	Russia Government International Bond	1.000	12/20/2017	0.363	7,200	(120)	144	24	0
HUS	Mexico Government International Bond	1.000	06/20/2018	0.268	25,000	208	(21)	187	0
	Panama Government International Bond	1.000	06/20/2022	0.962	1,700	(7)	11	4	0
SCX	Nigeria Government International Bond	5.000	09/20/2017	5.063	4,100	10	(3)	7	0
UAG	Panama Government International Bond	1.000	06/20/2022	0.962	7,900	(34)	51	17	0

						$(207)	$917	$710	$0

Total Swap Agreements						$(207)	$917	$710	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $98,390 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$101,696	$0	$101,696
Brazil
Corporate Bonds & Notes	0	108,904	0	108,904
Sovereign Issues	0	463,213	0	463,213
Canada
Corporate Bonds & Notes	0	32,696	0	32,696
Cayman Islands
Corporate Bonds & Notes	0	88,847	2,831	91,678
Chile
Corporate Bonds & Notes	0	20,232	0	20,232
China
Corporate Bonds & Notes	0	48,574	0	48,574
Sovereign Issues	0	1,992	0	1,992
Colombia
Corporate Bonds & Notes	0	15,942	0	15,942
Sovereign Issues	0	1,411	0	1,411
Croatia
Sovereign Issues	0	19,981	0	19,981
Czech Republic
Sovereign Issues	0	248,614	0	248,614
El Salvador
Sovereign Issues	0	3,760	0	3,760
France
Corporate Bonds & Notes	0	121	0	121
Germany
Corporate Bonds & Notes	0	20,423	0	20,423
Hong Kong
Corporate Bonds & Notes	0	28,485	0	28,485
India
Corporate Bonds & Notes	0	40,810	0	40,810
Sovereign Issues	0	27,502	0	27,502
Indonesia
Corporate Bonds & Notes	0	23,253	0	23,253
Sovereign Issues	0	19,526	0	19,526
Ireland
Corporate Bonds & Notes	0	1,969	0	1,969
Japan
Corporate Bonds & Notes	0	13,488	0	13,488
Kazakhstan
Corporate Bonds & Notes	0	63,841	0	63,841
Luxembourg
Corporate Bonds & Notes	0	118,653	0	118,653
Malaysia
Sovereign Issues	0	29,739	0	29,739
Mexico
Corporate Bonds & Notes	0	68,896	0	68,896
Netherlands
Corporate Bonds & Notes	0	44,693	0	44,693
Loan Participations and Assignments	0	0	19,848	19,848
Nigeria
Sovereign Issues	0	9,070	0	9,070
Peru
Corporate Bonds & Notes	0	6,794	0	6,794
Sovereign Issues	0	4,154	0	4,154
Qatar
Sovereign Issues	0	1,281	0	1,281
Russia
Sovereign Issues	0	59	0	59
Serbia
Sovereign Issues	0	9,268	0	9,268
Singapore
Corporate Bonds & Notes	0	25,090	0	25,090
South Africa
Corporate Bonds & Notes	0	7,999	0	7,999
South Korea
Corporate Bonds & Notes	0	17,965	0	17,965
Sovereign Issues	0	11,588	0	11,588
Sri Lanka
Sovereign Issues	0	30,114	0	30,114
Tanzania
Sovereign Issues	0	10,007	0	10,007
Thailand
Corporate Bonds & Notes	0	8,172	0	8,172
Tunisia
Sovereign Issues	0	119	0	119
Turkey
Corporate Bonds & Notes	0	605	0	605
Sovereign Issues	0	101,731	0	101,731
United Arab Emirates
Corporate Bonds & Notes	0	6,106	0	6,106
United States
Asset-Backed Securities	0	28,521	0	28,521
Corporate Bonds & Notes	0	102,328	0	102,328
Non-Agency Mortgage-Backed Securities	0	19,180	0	19,180
U.S. Government Agencies	0	1,912	0	1,912
U.S. Treasury Obligations	0	60,340	0	60,340
Virgin Islands (British)
Corporate Bonds & Notes	0	55,945	0	55,945
Short-Term Instruments
Certificates of Deposit	0	76,876	2,169	79,045
Commercial Paper	0	29,977	0	29,977
Repurchase Agreements	0	5,056	0	5,056
Short-Term Notes	0	10,162	0	10,162
Argentina Treasury Bills	0	51,370	0	51,370
Czech Republic Treasury Bills	0	66,865	0	66,865
Egypt Treasury Bills	0	20,774	0	20,774
Italy Treasury Bills	0	116,590	0	116,590
Mexico Treasury Bills	0	130,023	0	130,023
U.S. Treasury Bills	0	51,191	0	51,191
	$0	$2,734,493	$24,848	$2,759,341

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,345,092	$0	$0	$1,345,092

Total Investments	$1,345,092	$2,734,493	$24,848	$4,104,433

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,381)	$0	$(16,381)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	251	1,084	0	1,335
Over the counter	0	181,579	0	181,579
	$251	$182,663	$0	$182,914

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(177)	(480)	0	(657)
Over the counter	0	(161,294)	0	(161,294)

	$(177)	$(161,774)	$0	$(161,951)

Total Financial Derivative Instruments	$74	$20,889	$0	$20,963

Totals	$1,345,166	$2,739,001	$24,848	$4,109,015

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

June 30, 2017 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		$599

Total Short-Term Instruments (Cost $599)		599

Total Investments in Securities (Cost $599)		599

	SHARES
INVESTMENTS IN AFFILIATES 98.6%
UNITED STATES 97.7%
MUTUAL FUNDS (a) 97.7%
PIMCO Emerging Local Bond Fund	26,639,950	199,533
PIMCO Emerging Markets Bond Fund	8,908,260	93,537
PIMCO Emerging Markets Corporate Bond Fund	7,446,735	78,861

Total United States (Cost $378,071)		371,931

SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	368,847	3,646

Total Short-Term Instruments (Cost $3,646)		3,646

Total Investments in Affiliates (Cost $381,717)		375,577

Total Investments 98.8% (Cost $382,316)		$376,176
Other Assets and Liabilities, net 1.2%		4,587

Net Assets 100.0%		$380,763

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$599	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(615)	$599	$599

Total Repurchase Agreements						$(615)	$599	$599

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$599	$0	$599
	$0	$599	$0	$599

Investments in Affiliates, at Value
United States
Mutual Funds	371,931	0	0	371,931
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,646	0	0	3,646

	$375,577	$0	$0	$375,577

Total Investments	$375,577	$599	$0	$376,176

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.0%
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 1.0%
Dexia Credit Local S.A.
1.875% due 09/15/2021	$1,600	$1,562
Goldman Sachs Group, Inc.
2.922% due 10/28/2027	2,000	2,082
KSA Sukuk Ltd.
2.894% due 04/20/2022	3,100	3,109
UBS AG
2.200% due 06/08/2020	6,200	6,209

		12,962

INDUSTRIALS 0.2%
Georgia-Pacific LLC
7.750% due 11/15/2029	30	41
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,100	1,081
3.100% due 04/07/2030	1,100	1,081

		2,203

UTILITIES 0.3%
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	3,200	3,239
Petrobras Global Finance BV
7.375% due 01/17/2027	1,050	1,114

		4,353

Total Corporate Bonds & Notes (Cost $19,368)		19,518

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	93

Total Municipal Bonds & Notes (Cost $91)		93

U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
0.000% due 11/15/2030 (a)	400	262
2.750% due 11/01/2031	793	768
3.000% due 07/25/2043	1,641	1,523
3.610% due 07/01/2029	1,600	1,663
3.700% due 09/01/2034	2,104	2,195
3.950% due 12/01/2045	600	621
4.000% due 02/25/2019	7	7
5.000% due 08/25/2033	60	66
5.500% due 04/25/2033 - 08/25/2035	86	98
6.000% due 12/25/2034	212	282
Fannie Mae, TBA
3.000% due 07/01/2047 - 08/01/2047	13,900	13,866
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (a)	21,309	14,459
3.000% due 04/15/2053	1,742	1,666
5.500% due 02/15/2024	62	67
6.000% due 06/15/2035	342	450
Ginnie Mae
5.500% due 10/20/2037	170	212
NCUA Guaranteed Notes
1.454% due 11/06/2017	349	350
Residual Funding Corp. STRIPS (a)
0.000% due 04/15/2030	4,100	2,805
Resolution Funding Corp. STRIPS (a)
0.000% due 04/15/2028 - 04/15/2029	3,191	2,295
Small Business Administration
5.290% due 12/01/2027	125	134

Tennessee Valley Authority
4.625% due 09/15/2060	1,000	1,214

Total U.S. Government Agencies (Cost $43,290)		45,003

U.S. TREASURY OBLIGATIONS 114.8%
U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	1,170	1,094
2.875% due 08/15/2045 (d)	3,340	3,365
3.000% due 02/15/2047 (d)	19,800	20,464
3.125% due 02/15/2043 (d)	63,600	67,281
3.625% due 08/15/2043 (d)	22,100	25,461
3.625% due 02/15/2044 (d)(h)	11,550	13,329
3.750% due 11/15/2043 (d)	2,500	2,943
4.750% due 02/15/2041 (d)	17,000	22,918
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2022 (d)	33,081	32,933
0.375% due 07/15/2023 (d)	7,734	7,787
0.375% due 01/15/2027 (d)	14,476	14,223
0.750% due 02/15/2045	792	744
1.375% due 02/15/2044 (d)	1,889	2,057
2.500% due 01/15/2029 (d)	1,207	1,453
U.S. Treasury STRIPS (a)
0.000% due 11/15/2028	17,500	13,349
0.000% due 05/15/2031	7,750	5,389
0.000% due 05/15/2033	14,200	9,294
0.000% due 08/15/2033	50,000	32,467
0.000% due 05/15/2034	109,600	69,516
0.000% due 08/15/2034	44,900	28,231
0.000% due 11/15/2034	67,400	42,084
0.000% due 08/15/2035	22,500	13,709
0.000% due 05/15/2036	52,000	30,940
0.000% due 11/15/2036	76,900	44,931
0.000% due 05/15/2037 (d)	54,350	31,306
0.000% due 02/15/2042 (f)(h)	9,500	4,702
0.000% due 05/15/2042 (f)(h)	9,700	4,757
0.000% due 08/15/2042 (d)	207,500	100,831
0.000% due 11/15/2042	139,200	67,083
0.000% due 02/15/2043 (d)	166,700	79,540
0.000% due 05/15/2043 (d)	238,900	113,135
0.000% due 08/15/2043 (d)	248,900	117,218
0.000% due 08/15/2043	24,500	11,386
0.000% due 11/15/2043	209,200	97,735
0.000% due 02/15/2044	165,900	77,048
0.000% due 02/15/2044 (h)	20,800	9,502
0.000% due 05/15/2044	88,500	40,767
0.000% due 11/15/2044	118,300	53,583
0.000% due 02/15/2045	160,700	72,045
0.000% due 05/15/2045	89,950	40,048
0.000% due 08/15/2045	63,200	27,892
0.000% due 11/15/2045	53,200	23,316
0.000% due 02/15/2046	21,200	9,217
0.000% due 05/15/2046	21,200	9,162

Total U.S. Treasury Obligations (Cost $1,461,589)		1,496,235

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	3,000	3,359
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	867
5.122% due 08/10/2035	600	648
CityLine Commercial Mortgage Trust
2.871% due 11/10/2031	2,800	2,795
Core Industrial Trust
3.494% due 02/10/2037	1,100	1,097
Countrywide Home Loan Mortgage Pass-Through Trust
3.174% due 09/25/2047 ^	348	326
Credit Suisse Commercial Mortgage Trust
4.373% due 09/15/2037	1,700	1,613
Credit Suisse First Boston Mortgage Securities Corp.
2.989% due 07/25/2033	1	1
Credit Suisse Mortgage Capital Certificates
1.194% due 11/27/2036	3,638	3,599
DBWF Mortgage Trust
3.791% due 12/10/2036	4,400	4,634
GS Mortgage Securities Trust
3.722% due 10/10/2049	1,800	1,814
3.932% due 10/10/2035	800	818
Hilton USA Trust
4.333% due 11/05/2038	1,000	1,018
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034	1,000	979
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	2,800	2,843

JPMorgan Mortgage Trust
3.406% due 07/25/2035	132	133
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	600	593
VNDO Trust
3.805% due 01/10/2035	3,600	3,781
WaMu Mortgage Pass-Through Certificates Trust
1.462% due 01/25/2047	3	3
2.145% due 10/25/2046	8	7
Wells Fargo Commercial Mortgage Trust
3.486% due 12/15/2059	3,800	3,946
4.393% due 11/15/2043	1,100	1,164

Total Non-Agency Mortgage-Backed Securities (Cost $35,708)		36,038

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities Trust
3.079% due 07/25/2036	4	4
Dryden Senior Loan Fund
2.358% due 01/15/2025	743	744
Galaxy CLO Ltd.
2.310% due 11/16/2025	1,300	1,301
Navient Student Loan Trust
2.366% due 03/25/2066	1,308	1,324
Race Point CLO Ltd.
2.379% due 11/08/2024	754	754
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	225	226
Wells Fargo Home Equity Asset-Backed Securities Trust
1.486% due 07/25/2036	1,600	1,496
WhiteHorse Ltd.
2.370% due 02/03/2025	899	899

Total Asset-Backed Securities (Cost $6,631)		6,748

SOVEREIGN ISSUES 0.9%
Brazil Government International Bond
5.625% due 02/21/2047	2,300	2,202
Development Bank of Japan, Inc.
1.625% due 09/01/2021	1,500	1,459
Export-Import Bank of India
3.375% due 08/05/2026	1,200	1,177
Kuwait International Government Bond
2.750% due 03/20/2022	2,200	2,211
3.500% due 03/20/2027	3,300	3,377
Qatar Government International Bond
4.625% due 06/02/2046	200	203
Saudi Government International Bond
2.375% due 10/26/2021	600	590
4.500% due 10/26/2046	700	715

Total Sovereign Issues (Cost $11,849)		11,934

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		463

Total Short-Term Instruments (Cost $463)		463

Total Investments in Securities (Cost $1,578,989)		1,616,032

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	149,002	1,473

Total Short-Term Instruments (Cost $1,473)		1,473

Total Investments in Affiliates (Cost $1,473)		1,473

Total Investments 124.1% (Cost $1,580,462)		$1,617,505
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $1,098)		330
Other Assets and Liabilities, net (24.1)%		(314,670)

Net Assets 100.0%		$1,303,165

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$463	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(477)	$463	$463

Total Repurchase Agreements						$(477)	$463	$463

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.000%	04/07/2017	07/07/2017	$(3,759)	$(3,768)
	1.140	05/16/2017	07/17/2017	(33,155)	(33,205)
	1.170	05/11/2017	08/11/2017	(5,712)	(5,722)
	1.200	06/07/2017	07/07/2017	(13,727)	(13,738)
	1.300	06/08/2017	07/10/2017	(12,754)	(12,766)
BSN	0.980	04/04/2017	07/05/2017	(14,155)	(14,190)
	0.980	04/05/2017	07/06/2017	(8,976)	(8,998)
	1.070	05/03/2017	07/28/2017	(53,148)	(53,244)
GRE	1.150	05/23/2017	07/05/2017	(15,206)	(15,226)
	1.160	05/12/2017	07/12/2017	(12,447)	(12,467)
	1.350	06/22/2017	07/06/2017	(5,925)	(5,928)
	1.360	06/22/2017	07/06/2017	(744)	(745)
JPS	1.020	06/19/2017	07/24/2017	(18,462)	(18,469)
	1.250	06/23/2017	07/07/2017	(1,810)	(1,811)

Total Reverse Repurchase Agreements					$(200,277)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	1.150%	05/11/2017	07/11/2017	$(23,121)	$(23,160)
	1.150	06/13/2017	07/13/2017	(16,791)	(16,802)
	1.240	06/08/2017	07/10/2017	(50,711)	(50,755)
MSC	1.050	04/10/2017	07/10/2017	(12,362)	(12,392)
TDM	1.120	05/10/2017	07/10/2017	(399)	(400)

Total Sale-Buyback Transactions					$(103,509)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Fannie Mae, TBA	3.500%	07/01/2047	$3,300	$(3,400)	$(3,389)
Fannie Mae, TBA	3.500	08/01/2047	5,000	(5,133)	(5,125)

Total Short Sales (0.7)%				$(8,533)	$(8,514)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June, 30 2017 was $(281,908) at a weighted average interest rate of 1.007%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(26) of deferred price drop.

(d)	Securities with an aggregate market value of $308,092 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	221	$36,658	$381	$0	$(152)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2017	225	$(48,625)	$61	$21	$0
U.S. Treasury 5-Year Note September Futures	09/2017	46	(5,420)	13	8	0
U.S. Treasury 10-Year Note September Futures	09/2017	768	(96,408)	263	216	0
U.S. Treasury 30-Year Bond September Futures	09/2017	304	(46,721)	(396)	171	0

				$(59)	$416	$0

Total Futures Contracts				$322	$416	$(152)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021		$6,300	$(93)	$(38)	$(131)	$0	$(3)
CDX.IG-28 5-Year Index	1.000	06/20/2022		8,100	(128)	(25)	(153)	0	(4)
iTraxx Europe Main 25 5-Year Index	1.000	06/20/2021	EUR	14,600	(282)	(113)	(395)	10	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		25,600	(459)	(183)	(642)	25	0

					$(962)	$(359)	$(1,321)	$35	$(7)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	06/21/2024		$9,900	$341	$59	$400	$24	$0
Receive	3-Month USD-LIBOR	1.500	06/30/2026		5,000	412	(105)	307	14	0
Receive	3-Month USD-LIBOR	1.515	06/30/2026		8,800	713	(183)	530	25	0
Receive	3-Month USD-LIBOR	1.555	06/30/2026		8,800	683	(182)	501	25	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		17,920	1,151	(382)	769	56	0
Receive	3-Month USD-LIBOR	2.222	05/24/2027		23,900	(146)	260	114	71	0
Receive	3-Month USD-LIBOR	2.288	06/01/2027		1,600	38	(39)	(1)	5	0
Receive	3-Month USD-LIBOR	2.338	06/12/2027		9,300	(56)	10	(46)	28	0
Receive	3-Month USD-LIBOR	2.635	06/19/2027		17,600	(242)	(315)	(557)	53	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		47,800	4,560	(1,136)	3,424	142	0
Pay (4)	3-Month USD-LIBOR	2.235	07/21/2027		3,700	0	(23)	(23)	0	(11)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		11,800	716	(569)	147	52	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047		8,400	1,903	(411)	1,492	32	0
Receive	28-Day MXN-TIIE	7.150	12/21/2018	MXN	165,700	(2)	20	18	0	(5)
Pay	28-Day MXN-TIIE	7.160	12/21/2018		148,800	0	18	18	0	(4)
Pay	28-Day MXN-TIIE	7.199	12/03/2021		6,500	0	6	6	0	(1)
Pay	28-Day MXN-TIIE	8.280	11/28/2036		39,400	0	164	164	0	(23)
Pay	28-Day MXN-TIIE	8.310	11/28/2036		13,000	1	55	56	0	(7)

						$10,072	$(2,753)	$7,319	$527	$(51)

Total Swap Agreements						$9,110	$(3,112)	$5,998	$562	$(58)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(f)	Securities with an aggregate market value of $5,270 and cash of $4,771 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2017	$	673	EUR	592	$3	$0
	08/2017	EUR	592	$	674	0	(3)
CBK	07/2017		488		549	0	(9)
GLM	08/2017	$	114	MXN	2,083	0	0
HUS	08/2017		123		2,207	0	(2)
JPM	07/2017	EUR	104	$	117	0	(2)
	08/2017	MXN	7,443		394	0	(14)

Total Forward Foreign Currency Contracts						$3	$(30)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.435%	07/19/2017		$22,300	$152	$26
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019		1,700	147	127
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020		5,800	249	137
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.265	09/11/2017	EUR	14,400	145	18
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018		$241,000	187	76
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	03/14/2018		30,800	704	141
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017		229,500	155	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		1,900	171	153
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.164	09/11/2017	EUR	4,900	56	12
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.223	09/11/2017		6,400	64	11
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019		$14,600	912	1,514
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		16,000	1,632	1,328
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		3,700	337	298
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017		85,800	49	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019		8,900	489	726

								$5,449	$4,569

Total Purchased Options								$5,449	$4,569

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(31)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$7,900	$(144)	$(116)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.035	07/19/2017	22,300	(158)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	14,200	(244)	(122)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	04/25/2018	241,000	(187)	(126)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	9,500	(171)	(178)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	73,000	(912)	(1,714)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	98,500	(1,969)	(1,845)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	44,500	(489)	(852)

							$(4,274)	$(4,956)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	$103.531	08/07/2017	$22,100	$(46)	$(24)

Total Written Options					$(4,351)	$(4,980)

(h)	Securities with an aggregate market value of $383 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,962	$0	$12,962
Industrials	0	2,203	0	2,203
Utilities	0	4,353	0	4,353
Municipal Bonds & Notes
West Virginia	0	93	0	93
U.S. Government Agencies	0	45,003	0	45,003
U.S. Treasury Obligations	0	1,496,235	0	1,496,235
Non-Agency Mortgage-Backed Securities	0	36,038	0	36,038
Asset-Backed Securities	0	6,748	0	6,748
Sovereign Issues	0	11,934	0	11,934
Short-Term Instruments
Repurchase Agreements	0	463	0	463
	$0	$1,616,032	$0	$1,616,032

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,473	$0	$0	$1,473

Total Investments	$1,473	$1,616,032	$0	$1,617,505

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,514)	$0	$(8,514)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	416	562	0	978
Over the counter	0	4,572	0	4,572
	$416	$5,134	$0	$5,550

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(152)	(58)	0	(210)
Over the counter	0	(5,010)	0	(5,010)

	$(152)	$(5,068)	$0	$(5,220)

Total Financial Derivative Instruments	$264	$66	$0	$330

Totals	$1,737	$1,607,584	$0	$1,609,321

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.3%
AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.2%
National Australia Bank Ltd.
2.250% due 03/16/2021		$10,350	$10,336
Westpac Banking Corp.
1.850% due 11/26/2018		10,100	10,156

			20,492

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Puma SE
2.515% due 05/13/2045	AUD	4,485	3,449

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)		8,735	7,666

Total Australia (Cost $32,735)			31,607

BELGIUM 0.3%
CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% due 01/25/2023		$22,200	22,890

Total Belgium (Cost $22,850)			22,890

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
4.375% due 05/20/2023		$2,100	1,986
6.125% due 01/17/2022		11,500	11,902
7.250% due 03/17/2044		900	888
7.375% due 01/17/2027		10,600	11,241
8.375% due 05/23/2021		22,700	25,467

Total Brazil (Cost $48,300)			51,484

CANADA 5.6%
CORPORATE BONDS & NOTES 1.2%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,268
Bank of Nova Scotia
1.875% due 04/26/2021		33,900	33,589
Enbridge, Inc.
1.946% due 06/15/2020		6,700	6,699
Royal Bank of Canada
2.200% due 09/23/2019		4,300	4,317
2.300% due 03/22/2021		22,000	22,081
Toronto-Dominion Bank
2.500% due 01/18/2023		29,300	29,519

			100,473

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
0.955% due 06/01/2020	CAD	8,829	6,793
1.155% due 07/01/2020		22,019	17,015
1.155% due 08/01/2020		8,102	6,261

			30,069

SOVEREIGN ISSUES 4.0%
Canada Government International Bond
1.500% due 12/01/2044 (e)		10,153	9,643
Province of Alberta
1.250% due 06/01/2020 (i)		35,000	26,773
2.350% due 06/01/2025		33,600	25,904
Province of British Columbia
2.300% due 06/18/2026		7,400	5,690

Province of Ontario
2.500% due 04/27/2026		$4,000	3,936
2.600% due 06/02/2025 (i)	CAD	229,400	180,740
3.150% due 06/02/2022		3,400	2,775
3.500% due 06/02/2024
		50,000	41,788
Province of Quebec
3.000% due 09/01/2023		19,200	15,601
3.500% due 12/01/2022		6,500	5,404
4.250% due 12/01/2021		8,800	7,481
5.000% due 12/01/2038		8,100	8,323
6.000% due 10/01/2029		3,200	3,334

			337,392

Total Canada (Cost $466,325)			467,934

CAYMAN ISLANDS 4.6%
ASSET-BACKED SECURITIES 4.5%
Apidos CLO
2.273% due 07/22/2026		$12,000	11,999
Ares CLO Ltd.
2.380% due 08/28/2025		8,500	8,519
Atlas Senior Loan Fund Ltd.
2.408% due 10/15/2026		20,300	20,337
Blue Hill CLO Ltd.
2.338% due 01/15/2026		13,400	13,419
Bowman Park CLO Ltd.
2.366% due 11/23/2025		19,500	19,528
Carlyle Global Market Strategies CLO Ltd.
2.320% due 07/27/2026		14,400	14,415
Cent CLO Ltd.
2.380% due 07/27/2026		7,700	7,721
CIFC Funding Ltd.
2.173% due 10/24/2025		24,700	24,783
2.392% due 05/24/2026		17,500	17,529
Emerson Park CLO Ltd.
2.138% due 07/15/2025		14,300	14,313
Flatiron CLO Ltd.
2.338% due 07/17/2026		21,600	21,625
Fortress Credit BSL Ltd.
2.308% due 10/19/2025		9,400	9,405
Galaxy CLO Ltd.
2.310% due 11/16/2025		16,700	16,719
Hildene CLO Ltd.
2.308% due 01/17/2026		5,900	5,915
2.338% due 07/19/2026		12,500	12,531
Hillmark Funding Ltd.
1.422% due 05/21/2021		213	213
ICG U.S. CLO Ltd.
2.348% due 10/15/2026		12,500	12,502
JMP Credit Advisors CLO Ltd.
2.398% due 10/17/2025		21,300	21,349
MP CLO Ltd.
2.408% due 07/18/2026		15,600	15,635
Nelder Grove CLO Ltd.
2.300% due 08/28/2026		14,000	14,015
NewMark Capital Funding CLO Ltd.
2.372% due 06/30/2026		2,400	2,401
Northwoods Capital Ltd.
2.254% due 11/04/2025		5,100	5,110
Oaktree CLO Ltd.
2.376% due 10/20/2026		8,500	8,517
Octagon Investment Partners Ltd.
2.258% due 04/15/2026		5,100	5,094
OHA Credit Partners Ltd.
2.166% due 10/20/2025		10,000	10,000
Regatta Funding Ltd.
2.316% due 10/25/2026		11,200	11,205
Sound Point CLO Ltd.
2.148% due 07/15/2025		9,200	9,202
2.256% due 01/21/2026		12,500	12,495
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026		10,750	10,771
Symphony CLO LP
2.255% due 01/09/2023		5,138	5,150
Symphony CLO Ltd.
2.338% due 10/17/2026		6,400	6,414

TICP CLO Ltd.
2.316% due 07/20/2026		10,000	10,001

			378,832

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		7,600	7,622

Total Cayman Islands (Cost $385,894)			386,454

CHINA 0.0%
SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	4,388	665
China Government International Bond
3.380% due 05/23/2023		4,600	666
4.080% due 08/22/2023		4,600	698

Total China (Cost $2,149)			2,029

CZECH REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	415,700	18,338
1.200% due 07/23/2017		35,000	1,535

Total Czech Republic (Cost $18,169)			19,873

DENMARK 10.7%
CORPORATE BONDS & NOTES 10.7%
BRFkredit A/S
1.000% due 01/01/2018	DKK	208,100	32,206
2.000% due 10/01/2017		181,300	28,008
2.000% due 10/01/2047		124,101	18,748
2.500% due 10/01/2047		21,827	3,415
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018		146,600	22,776
2.000% due 10/01/2017		34,700	5,360
2.000% due 01/01/2018		74,100	11,534
2.000% due 10/01/2047		94,000	14,218
2.500% due 10/01/2037		16,174	2,580
2.500% due 10/01/2047		38,748	6,071
Nykredit Realkredit A/S
1.000% due 07/01/2017		143,200	21,997
1.000% due 10/01/2017		102,900	15,884
1.000% due 04/01/2018		209,300	32,542
2.000% due 10/01/2017		206,200	31,852
2.000% due 04/01/2018		324,300	50,759
2.000% due 10/01/2037		129,682	20,333
2.000% due 10/01/2047		722,294	108,505
2.500% due 10/01/2037		215,590	34,622
2.500% due 10/01/2047		720,705	112,390
Realkredit Danmark A/S
1.000% due 01/01/2018		372,400	57,656
1.000% due 04/01/2018		897,900	139,566
2.000% due 01/01/2018		36,400	5,659
2.000% due 04/01/2018		92,900	14,529
2.000% due 10/01/2037		55,828	8,723
2.000% due 10/01/2047		430,639	64,774
2.500% due 10/01/2037		43,884	7,007
2.500% due 10/01/2047		174,893	27,314

Total Denmark (Cost $857,834)			899,028

FRANCE 4.3%
CORPORATE BONDS & NOTES 1.5%
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	14,500	16,866
1.875% due 03/28/2019		$12,500	12,470
1.875% due 01/29/2020		5,500	5,459
1.875% due 09/15/2021		43,000	41,992
2.000% due 01/22/2021	EUR	19,500	23,793
2.250% due 02/18/2020		$22,400	22,449

Electricite de France S.A.
2.150% due 01/22/2019		2,900	2,910

			125,939

SOVEREIGN ISSUES 2.8%
France Government International Bond
1.250% due 05/25/2036 (i)	EUR	18,100	19,895
2.000% due 05/25/2048 (i)		128,800	152,234
3.250% due 05/25/2045 (i)		38,900	59,094

			231,223

Total France (Cost $338,101)			357,162

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.9%
Deutsche Bank AG
4.250% due 10/14/2021		$37,700	39,513
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		4,600	4,551
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	15,882
5.375% due 04/23/2024		15,000	12,145

Total Germany (Cost $72,889)			72,091

GREECE 0.1%
CORPORATE BONDS & NOTES 0.0%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	3,400	3,844

SOVEREIGN ISSUES 0.1%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	602,000	5,332
4.500% due 07/03/2017		530,000	4,730

			10,062

Total Greece (Cost $13,511)			13,906

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$16,800	17,341

Total Guernsey, Channel Islands (Cost $16,758)			17,341

IRELAND 0.7%
ASSET-BACKED SECURITIES 0.2%
Castle Park CLO
0.668% due 01/15/2028	EUR	1,300	1,485
CVC Cordatus Loan Fund Ltd.
0.780% due 01/24/2028		10,000	11,438

			12,923

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$700	719
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		6,800	6,772
2.400% due 09/23/2021		1,900	1,880

			9,371

SOVEREIGN ISSUES 0.4%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	22,200	34,429

Total Ireland (Cost $53,622)			56,723

ITALY 4.3%
CORPORATE BONDS & NOTES 0.5%
Assicurazioni Generali SpA
5.500% due 10/27/2047	EUR	8,000	10,199

Banca Carige SpA
3.875% due 10/24/2018		25,900	30,765

			40,964

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Apulia Mortgages Finance SRL
0.429% due 06/20/2058		1,466	1,679
Berica ABS SRL
0.000% due 12/31/2055		494	563
Casa D’este Finance SRL
0.019% due 09/15/2040		3,454	3,941
Claris Finance SRL
0.102% due 10/31/2060		5,492	6,269
Deco - Gondola SRL
1.119% due 02/22/2026		1,539	1,761
Giovecca Mortgages SRL
0.268% due 04/23/2048		1,667	1,907
Marche Mutui SRL
0.062% due 02/25/2055		92	106
1.921% due 01/27/2064		1,789	2,050

			18,276

SOVEREIGN ISSUES 3.6%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021 (i)		56,300	63,481
2.150% due 11/12/2017 (e)		14,843	17,122
2.350% due 09/15/2024 (e)(i)		1,892	2,401
2.450% due 09/01/2033 (i)		69,200	76,333
2.700% due 03/01/2047		1,400	1,428
2.800% due 03/01/2067 (i)		21,100	20,136
3.250% due 09/01/2046		400	456
3.450% due 03/01/2048		60,400	70,316
4.500% due 03/01/2024 (i)		22,500	30,624
Italy Government International Bond
6.000% due 08/04/2028	GBP	9,500	15,272

			297,569

Total Italy (Cost $356,010)			356,809

JAPAN 11.4%
CORPORATE BONDS & NOTES 0.7%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$11,000	11,183
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021		5,900	5,808
2.901% due 03/09/2021		38,600	39,782

			56,773

SOVEREIGN ISSUES 10.7%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		23,500	22,855
Japan Bank for International Cooperation
2.000% due 11/04/2021		14,800	14,564
2.250% due 02/24/2020		13,800	13,864
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		31,600	31,147
2.625% due 04/20/2022		2,000	2,004
Japan Government International Bond
0.500% due 09/20/2046	JPY	8,040,000	65,474
1.400% due 09/20/2034		28,360,000	291,813
1.700% due 09/20/2032		40,530,000	433,115
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	15,767
2.500% due 06/08/2022		6,300	6,328

			896,931

Total Japan (Cost $893,385)			953,704

KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022		$17,200	17,282
3.500% due 03/20/2027		54,200	55,469

Total Kuwait (Cost $70,781)			72,751

LUXEMBOURG 0.0%
CORPORATE BONDS & NOTES 0.0%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	2,600	3,084

Total Luxembourg (Cost $2,840)			3,084

NETHERLANDS 1.4%
ASSET-BACKED SECURITIES 0.2%
Cadogan Square CLO BV
0.000% due 01/17/2023	EUR	201	230
Chapel BV
0.028% due 07/17/2066		6,393	7,253
0.330% due 11/17/2064		2,851	3,229
Dryden Euro CLO BV
0.692% due 08/23/2026		6,700	7,670
1.250% due 08/23/2026		550	634
Highlander Euro CDO BV
0.000% due 05/01/2023		45	51
Panther CDO BV
0.044% due 10/15/2084		1,139	1,296

			20,363

CORPORATE BONDS & NOTES 1.2%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	11,010	9,248
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	15,800	21,220
E.ON International Finance BV
6.000% due 10/30/2019	GBP	1,400	2,029
Enel Finance International NV
5.125% due 10/07/2019		$1,937	2,064
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		13,000	13,374
ING Bank NV
2.625% due 12/05/2022		25,000	25,230
4.125% due 11/21/2023		7,600	7,782
ING Groep NV
3.150% due 03/29/2022		3,900	3,978
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	11,200	15,159

			100,084

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Petrobras Netherlands BV
3.257% - 3.281% due 05/10/2022		$2,000	1,959

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.668% due 07/17/2041	EUR	1,200	1,221

Total Netherlands (Cost $118,072)			123,627

NORWAY 0.5%
CORPORATE BONDS & NOTES 0.4%
DNB Bank ASA
2.375% due 06/02/2021		$8,400	8,367
DNB Boligkreditt A/S
2.500% due 03/28/2022		20,600	20,759

			29,126

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,295

Total Norway (Cost $36,949)			36,421

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	124,400	33,006
4.000% due 10/25/2023		1,450	417

Total Poland (Cost $31,304)			33,423

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	20,700	7,565
4.750% due 01/15/2018 ^		3,400	1,243
Novo Banco S.A.
5.000% due 05/21/2019		4,400	4,146
5.000% due 05/23/2019		1,080	1,018

Total Portugal (Cost $33,786)			13,972

QATAR 0.2%
CORPORATE BONDS & NOTES 0.1%
Qatari Diar Finance Co.
5.000% due 07/21/2020		$2,600	2,751
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		5,900	6,401

			9,152

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		7,200	7,299

Total Qatar (Cost $16,221)			16,451

SAUDI ARABIA 1.0%
SOVEREIGN ISSUES 1.0%
Saudi Government International Bond
2.375% due 10/26/2021		$77,300	76,156
3.250% due 10/26/2026		6,200	6,154

Total Saudi Arabia (Cost $82,755)			82,310

SLOVENIA 1.5%
SOVEREIGN ISSUES 1.5%
Slovenia Government International Bond
4.125% due 02/18/2019		$26,100	27,033
4.750% due 05/10/2018		11,800	12,110
5.250% due 02/18/2024		34,350	39,416
5.500% due 10/26/2022		24,350	27,861
5.850% due 05/10/2023		19,675	23,001

Total Slovenia (Cost $123,309)			129,421

SPAIN 3.0%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$3,400	3,562
Banco Santander S.A.
6.250% due 09/11/2021 (f)	EUR	13,300	15,768

			19,330

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
TDA CAM Fondo de Titulizacion de Activos
0.000% due 09/22/2032		510	581
0.000% due 10/26/2032		2,604	2,966
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030		862	982

			4,529

SOVEREIGN ISSUES 2.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018		12,000	14,234
4.801% due 07/31/2020		8,000	9,860
4.900% due 09/15/2021		16,200	19,700
4.950% due 02/11/2020		1,100	1,348
Autonomous Community of Madrid
4.300% due 09/15/2026		2,400	3,363

Junta de Castilla y Leon
6.505% due 03/01/2019		1,250	1,583
Spain Government International Bond
1.450% due 10/31/2027 (b)		11,920	13,399
1.500% due 04/30/2027 (i)		104,550	119,170
2.150% due 10/31/2025		2,650	3,240
2.900% due 10/31/2046		33,000	38,159
5.250% due 04/06/2029	GBP	900	1,376

			225,432

Total Spain (Cost $249,990)			249,291

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
African Development Bank
5.250% due 03/23/2022	AUD	200	171
Asian Development Bank
0.500% due 03/24/2020		7,300	5,299
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	7,061
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,088
0.500% due 12/21/2023		500	320
European Investment Bank
0.500% due 06/21/2023		13,600	8,986
0.500% due 08/10/2023		20,700	13,315

Total Supranational (Cost $39,940)			36,240

SWEDEN 6.0%
CORPORATE BONDS & NOTES 6.0%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	591,600	70,838
2.250% due 09/21/2022		507,100	64,632
Nordea Hypotek AB
1.000% due 04/08/2022		434,700	52,435
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		284,500	35,151
Stadshypotek AB
1.500% due 12/15/2021		525,000	64,865
2.500% due 09/18/2019		98,000	12,293
2.500% due 04/05/2022		$21,700	21,807
4.500% due 09/21/2022	SEK	440,000	62,148
Svenska Handelsbanken AB
2.446% due 03/30/2021		$18,650	19,064
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022	SEK	319,000	38,851
2.000% due 06/17/2026		102,000	12,509
Swedbank AB
2.200% due 03/04/2020		$10,100	10,114
Swedbank Hypotek AB
1.000% due 06/15/2022	SEK	326,100	39,263

Total Sweden (Cost $482,885)			503,970

SWITZERLAND 1.4%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG
6.500% due 08/08/2023		$14,614	16,469
UBS AG
1.799% due 06/08/2020		25,400	25,452
2.200% due 06/08/2020		17,100	17,125
4.750% due 05/22/2023		26,300	26,863
5.125% due 05/15/2024		5,800	6,141
7.625% due 08/17/2022		900	1,059
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		1,300	1,329
3.000% due 04/15/2021		4,600	4,674
4.125% due 04/15/2026		5,800	6,060

			105,172

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	7,550	11,911

Total Switzerland (Cost $114,967)			117,083

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$10,000	9,958

Total United Arab Emirates (Cost $9,891)			9,958

UNITED KINGDOM 8.6%
CORPORATE BONDS & NOTES 3.6%
Barclays Bank PLC
7.625% due 11/21/2022		$36,239	41,516
7.750% due 04/10/2023		26,829	28,003
9.000% due 10/11/2023 (f)	GBP	5,123	8,154
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	2,200	2,602
7.000% due 09/15/2019 (f)	GBP	1,700	2,267
7.250% due 03/15/2023 (f)		2,300	3,170
8.000% due 12/15/2020 (f)	EUR	1,200	1,508
8.250% due 12/15/2018 (f)		$2,451	2,604
British Telecommunications PLC
9.125% due 12/15/2030		7,950	12,116
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	4,350	6,466
Frontier Finance PLC
8.000% due 03/23/2022		17,200	21,899
HSBC Holdings PLC
3.459% due 03/08/2021		$18,500	19,507
5.100% due 04/05/2021		13,100	14,249
6.000% due 05/22/2027 (f)		200	207
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	6,000	9,868
7.625% due 04/22/2025		1,000	1,760
Lloyds Banking Group PLC
7.000% due 06/27/2019 (f)		10,677	14,459
7.625% due 06/27/2023 (f)		15,788	22,807
7.875% due 06/27/2029 (f)		2,300	3,515
Nationwide Building Society
4.125% due 03/20/2023	EUR	2,800	3,283
10.250% due 06/29/2049 (f)	GBP	12	2,281
RAC Bond Co. PLC
4.870% due 05/06/2046		2,100	3,048
Reckitt Benckiser Treasury Services PLC
1.856% due 06/24/2022		$9,700	9,717
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (f)		1,250	1,360
Santander UK Group Holdings PLC
2.875% due 10/16/2020		15,000	15,244
3.125% due 01/08/2021		4,000	4,066
7.375% due 06/24/2022 (f)	GBP	1,800	2,468
Tesco PLC
5.000% due 03/24/2023		700	1,008
6.125% due 02/24/2022		8,399	12,558
Tesco Property Finance PLC
5.411% due 07/13/2044		9,819	13,805
7.623% due 07/13/2039		959	1,617
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		10,300	13,847

			300,979

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Business Mortgage Finance PLC
0.695% due 02/15/2039		421	544
2.315% due 02/15/2041		6,910	8,810
EuroMASTR PLC
0.489% due 06/15/2040		170	211
Eurosail PLC
0.000% due 12/10/2044	EUR	3,639	4,115
0.000% due 12/15/2044		7,714	8,215
0.000% due 03/13/2045		280	316
0.449% due 06/10/2044	GBP	6,323	8,174
0.450% due 03/13/2045		47	60
0.590% due 06/13/2045		60	78
1.240% due 06/13/2045		1,121	1,388
Great Hall Mortgages PLC
0.000% due 06/18/2038	EUR	26	29
0.000% due 03/18/2039		1,802	2,022
0.437% due 06/18/2039	GBP	40	51
1.397% due 06/18/2039		$1,512	1,466

Landmark Mortgage Securities PLC
0.517% due 06/17/2038	GBP	35	45
Ludgate Funding PLC
0.000% due 01/01/2061	EUR	221	240
Mansard Mortgages PLC
0.939% due 12/15/2049	GBP	10,062	13,043
Money Partners Securities PLC
0.669% due 03/15/2040		628	802
Newgate Funding PLC
0.000% due 12/01/2050	EUR	4,943	4,909
0.269% due 12/15/2050		9,245	10,400
0.489% due 12/15/2050	GBP	4,229	4,930
0.494% due 12/01/2050		82	103
0.919% due 12/15/2050	EUR	1,920	2,030
1.169% due 12/15/2050		3,148	3,154
1.289% due 12/15/2050	GBP	4,223	5,279
1.539% due 12/15/2050		2,380	2,879
Paragon Mortgages PLC
0.000% due 06/15/2041	EUR	300	330
0.031% due 05/15/2041		305	339
0.675% due 05/15/2041	GBP	30	39
Preferred Residential Securities PLC
1.039% due 12/15/2042		36	42
ResLoC UK PLC
0.449% due 12/15/2043		800	999
0.509% due 12/15/2043		1,377	1,656
Ripon Mortgages PLC
1.172% due 08/20/2056		33,300	43,496
RMAC Securities PLC
0.000% due 06/12/2044	EUR	142	146
0.439% due 06/12/2044	GBP	2,523	3,144
0.459% due 06/12/2044		6,750	8,449
1.378% due 06/12/2044		$352	337
Thrones PLC
1.836% due 07/20/2044	GBP	1,913	2,517
Uropa Securities PLC
0.000% due 10/10/2040	EUR	48	55
0.489% due 06/10/2059	GBP	4,734	5,946
0.639% due 06/10/2059		1,094	1,302
0.839% due 06/10/2059		856	1,010
1.039% due 06/10/2059		911	1,063

			154,163

SOVEREIGN ISSUES 3.2%
United Kingdom Gilt
1.500% due 07/22/2047 (i)		16,000	19,118
3.250% due 01/22/2044 (i)		99,800	166,172
3.500% due 01/22/2045 (i)		3,900	6,822
4.250% due 12/07/2040 (i)		40,600	76,723

			268,835

Total United Kingdom (Cost $728,990)			723,977

UNITED STATES 27.4%
ASSET-BACKED SECURITIES 5.2%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$205	199
ACE Securities Corp. Home Equity Loan Trust
1.606% due 02/25/2036		18,196	9,258
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.686% due 10/25/2035		1,381	1,382
Amortizing Residential Collateral Trust
1.796% due 07/25/2032		44	42
Amresco Residential Securities Corp. Mortgage Loan Trust
2.156% due 06/25/2029		221	211
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.036% due 02/25/2034		478	443
Asset-Backed Funding Certificates Trust
1.346% due 01/25/2037		6,576	4,749
Asset-Backed Securities Corp. Home Equity Loan Trust
2.311% due 02/25/2035		9,804	9,654
2.509% due 04/15/2033		1,268	1,258
Bear Stearns Asset-Backed Securities Trust
1.436% due 03/25/2037		10,782	8,463
1.876% due 10/25/2032		19	19
2.016% due 10/27/2032		48	46
2.216% due 10/25/2037		63	64
BNC Mortgage Loan Trust
1.316% due 05/25/2037		187	185
Citigroup Mortgage Loan Trust, Inc.
1.276% due 07/25/2045		354	263
1.366% due 12/25/2036		7,843	4,150

1.376% due 12/25/2036	3,962	2,659
1.386% due 05/25/2037	6,425	6,371
1.396% due 01/25/2037	7,985	5,238
1.476% due 03/25/2036	10,296	8,849
1.476% due 03/25/2037	3,615	2,860
1.476% due 06/25/2037	3,726	3,251
1.516% due 08/25/2036	16,899	13,422
4.620% due 10/25/2037	2,508	2,469
Countrywide Asset-Backed Certificates
1.346% due 12/25/2036 ^	1,778	1,787
1.356% due 05/25/2035	6,406	5,826
1.356% due 06/25/2035	9,037	7,250
1.356% due 08/25/2037	6,819	5,731
1.376% due 05/25/2036	7,137	5,750
1.386% due 06/25/2047	3,028	2,993
1.416% due 06/25/2047	9,445	8,207
1.456% due 03/25/2036	2,540	2,096
1.506% due 07/25/2036	7,286	7,070
1.556% due 12/25/2036 ^	517	287
1.866% due 01/25/2036	4,900	4,322
2.191% due 06/25/2035	82	82
5.167% due 08/25/2035 ^	2,395	2,192
Countrywide Asset-Backed Certificates Trust
1.886% due 10/25/2035	12,200	11,172
2.791% due 12/25/2034	10,071	9,073
4.740% due 10/25/2035	142	145
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 01/25/2032	53	50
Credit-Based Asset Servicing and Securitization LLC
1.276% due 11/25/2036	5	3
First Franklin Mortgage Loan Trust
2.116% due 03/25/2034	1,703	1,666
Fremont Home Loan Trust
1.366% due 10/25/2036	8,767	4,526
1.486% due 02/25/2036	7,522	5,312
GSAA Trust
1.396% due 03/25/2036	10,868	6,875
5.995% due 03/25/2046 ^	1,568	1,138
Home Equity Asset Trust
1.816% due 11/25/2032	2	2
HSI Asset Securitization Corp. Trust
1.476% due 04/25/2037	9,818	5,841
1.626% due 01/25/2036	4,500	3,855
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.386% due 04/25/2037	6,419	4,609
1.456% due 04/25/2037	12,046	8,062
JPMorgan Mortgage Acquisition Trust
1.326% due 08/25/2036	115	69
1.351% due 07/25/2036	5,163	3,782
Kitty Hawk CLO LLC
2.368% due 04/15/2027	15,800	15,843
Long Beach Mortgage Loan Trust
1.476% due 08/25/2045	3,240	2,833
1.776% due 10/25/2034	12	12
2.041% due 06/25/2035	430	431
MASTR Asset-Backed Securities Trust
1.316% due 08/25/2036	8,674	4,352
1.366% due 03/25/2036	1,141	799
1.366% due 10/25/2036	14,745	6,599
1.436% due 10/25/2036	4,388	1,988
1.951% due 10/25/2035	10,803	8,589
Merrill Lynch Mortgage Investors Trust
1.296% due 09/25/2037	40	15
1.336% due 02/25/2037	60	29
1.696% due 05/25/2036	1,021	961
MESA Trust
2.016% due 12/25/2031	130	128
Morgan Stanley ABS Capital, Inc. Trust
1.346% due 10/25/2036	1,261	1,033
1.356% due 05/25/2037	5,147	3,681
1.366% due 11/25/2036	14,659	9,543
1.456% due 06/25/2036	6,428	4,469
Morgan Stanley Home Equity Loan Trust
1.386% due 04/25/2037	15,166	9,552
1.446% due 04/25/2037	11,166	7,091
1.566% due 04/25/2037	1,607	1,037
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	1,858	934
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.506% due 03/25/2036	5,923	5,087
NovaStar Mortgage Funding Trust
1.346% due 03/25/2037	26,158	17,453
Option One Mortgage Loan Trust
1.356% due 02/25/2037	19,291	12,537
1.406% due 01/25/2036	351	349
1.996% due 02/25/2035	7,954	6,650

RAAC Trust
1.716% due 02/25/2037		8,000	7,267
Renaissance Home Equity Loan Trust
1.716% due 12/25/2033		62	61
5.294% due 01/25/2037		14,680	8,043
5.675% due 06/25/2037 ^		16,563	8,431
5.731% due 11/25/2036		28,160	16,732
Residential Asset Mortgage Products Trust
1.244% due 12/25/2035		4,085	3,636
1.516% due 03/25/2036		4,139	3,874
1.776% due 06/25/2032		59	56
Residential Asset Securities Corp. Trust
1.376% due 07/25/2036		273	273
1.716% due 07/25/2032 ^		109	100
2.056% due 09/25/2034		1,166	1,131
Saxon Asset Securities Trust
2.966% due 12/25/2037		6,865	6,214
3.016% due 05/25/2031		1,157	1,040
Securitized Asset-Backed Receivables LLC Trust
1.346% due 05/25/2037 ^		352	277
1.386% due 08/25/2036		769	338
Soundview Home Loan Trust
1.276% due 11/25/2036		44	18
1.486% due 12/25/2036		8,457	7,046
Specialty Underwriting & Residential Finance Trust
1.566% due 09/25/2036		30	30
Structured Asset Securities Corp. Mortgage Loan Trust
1.376% due 03/25/2036		3,222	2,732
1.436% due 12/25/2036		19,167	11,909
1.446% due 05/25/2047		5,200	4,864
WaMu Asset-Backed Certificates Trust
1.506% due 05/25/2047		7,775	5,980
Wells Fargo Home Equity Asset-Backed Securities Trust
1.446% due 01/25/2037		21,575	17,308

			434,633

CORPORATE BONDS & NOTES 5.2%
Aetna, Inc.
2.800% due 06/15/2023		6,000	5,997
Ally Financial, Inc.
3.250% due 09/29/2017		1,082	1,086
3.600% due 05/21/2018		5,800	5,880
American International Group, Inc.
1.500% due 06/08/2023	EUR	3,500	4,066
3.900% due 04/01/2026		$8,400	8,610
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		6,900	6,998
3.300% due 02/01/2023		6,600	6,804
Apple, Inc.
2.300% due 05/11/2022		2,600	2,597
AT&T, Inc.
1.800% due 09/04/2026	EUR	18,600	21,058
2.023% due 07/15/2021		$25,300	25,577
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,100	1,250
Bank of America Corp.
6.875% due 04/25/2018		2,125	2,212
Cardinal Health, Inc.
1.948% due 06/14/2019		3,400	3,405
Charter Communications Operating LLC
3.750% due 02/15/2028 (b)		19,100	18,861
4.464% due 07/23/2022		11,550	12,318
4.908% due 07/23/2025		2,700	2,922
6.384% due 10/23/2035		4,096	4,874
CIT Group, Inc.
5.500% due 02/15/2019		335	353
Citigroup, Inc.
2.050% due 06/07/2019		5,000	5,006
2.150% due 06/07/2019		12,400	12,519
eBay, Inc.
2.750% due 01/30/2023		3,400	3,372
Fidelity National Information Services, Inc.
0.400% due 01/15/2021 (b)	EUR	4,100	4,673
1.700% due 06/30/2022 (b)	GBP	3,700	4,790
FirstEnergy Corp.
2.850% due 07/15/2022		$2,000	1,995
3.900% due 07/15/2027		5,100	5,111
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		4,000	3,972
2.011% due 08/12/2019		4,800	4,814
2.095% due 01/09/2018		2,600	2,608
2.155% due 01/09/2020		9,200	9,268
2.681% due 01/09/2020		3,800	3,828
3.157% due 08/04/2020		4,023	4,102

3.200% due 01/15/2021		700	711
5.875% due 08/02/2021		2,756	3,076
JPMorgan Chase & Co.
2.550% due 10/29/2020		33,500	33,794
2.550% due 03/01/2021		2,200	2,212
Kinder Morgan, Inc.
5.000% due 02/15/2021		1,600	1,717
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	454
Lifestorage, LP
3.500% due 07/01/2026		4,400	4,219
Metropolitan Life Global Funding
2.000% due 04/14/2020		9,000	8,978
Morgan Stanley
1.982% due 02/14/2020		20,500	20,589
New York Life Global Funding
2.900% due 01/17/2024		24,800	25,052
Oracle Corp.
1.900% due 09/15/2021		4,700	4,661
2.400% due 09/15/2023		14,400	14,223
Plains All American Pipeline LP
2.600% due 12/15/2019		700	702
Pricoa Global Funding
2.200% due 06/03/2021		11,900	11,762
SLM Student Loan Trust
0.840% due 03/15/2038	GBP	3,923	4,976
Southern Co.
2.350% due 07/01/2021		$10,300	10,234
2.750% due 06/15/2020		1,100	1,115
Spectra Energy Partners LP
1.920% due 06/05/2020		2,900	2,912
Springleaf Finance Corp.
8.250% due 12/15/2020		3,200	3,600
Verizon Communications, Inc.
1.722% due 05/22/2020		21,200	21,225
4.125% due 03/16/2027		16,400	16,973
Waste Management, Inc.
4.750% due 06/30/2020		1,400	1,508
Wells Fargo & Co.
2.263% due 01/24/2023		19,200	19,416
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		18,556	18,857

			433,892

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
CenturyLink, Inc.
1.375% due 01/31/2025		17,000	16,836
Charter Communications Operating LLC
3.230% due 01/15/2022		3,259	3,271
3.480% due 01/15/2024		10,369	10,420
Hilton Worldwide Finance LLC
3.216% due 10/25/2023		362	363

			30,890

MUNICIPAL BONDS & NOTES 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041		100	148
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		900	1,028
California State General Obligation Bonds, Series 2017
1.831% due 04/01/2047		12,500	12,501
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022		700	698
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		2,780	2,860
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		690	690
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,000	1,368
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021		600	648
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044		2,400	3,216

			23,157

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
3.598% due 09/25/2035		251	236
Ally Financial, Inc.
2.500% due 12/15/2017 (g)		6,000	5,982
American Home Mortgage Assets Trust
1.406% due 05/25/2046 ^		389	309

Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	4,628	3,882
Banc of America Funding Trust
3.131% due 02/20/2036	2,333	2,312
3.391% due 11/20/2034	593	567
3.559% due 01/20/2047 ^	207	195
3.580% due 10/20/2046 ^	65	49
3.673% due 03/20/2036	199	186
5.500% due 01/25/2036	167	172
6.000% due 03/25/2037 ^	405	366
Banc of America Mortgage Trust
3.209% due 09/25/2035 ^	53	51
3.520% due 04/25/2035	384	359
3.778% due 06/25/2035	445	421
BCAP LLC Trust
0.505% due 01/26/2047	727	657
3.114% due 02/26/2036	198	199
5.250% due 02/26/2036	966	815
5.250% due 04/26/2037	2,360	2,305
5.250% due 08/26/2037	841	868
Bear Stearns Adjustable Rate Mortgage Trust
3.191% due 10/25/2035	13	13
3.274% due 10/25/2033	146	147
3.283% due 05/25/2034	171	162
3.374% due 01/25/2035	529	524
3.604% due 07/25/2034	253	256
3.623% due 11/25/2034	6	6
3.667% due 05/25/2034	233	227
3.680% due 02/25/2034	29	29
Bear Stearns ALT-A Trust
3.200% due 01/25/2036 ^	326	312
3.361% due 09/25/2035	4,468	3,845
3.365% due 08/25/2036 ^	264	203
3.392% due 11/25/2036 ^	504	464
3.393% due 11/25/2035 ^	105	88
3.444% due 08/25/2036 ^	965	744
3.471% due 08/25/2036 ^	1,812	1,356
Bear Stearns Structured Products, Inc. Trust
3.063% due 12/26/2046	69	60
Chase Mortgage Finance Trust
3.445% due 02/25/2037	591	596
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.446% due 05/25/2036	1,333	1,218
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	123	118
Citigroup Mortgage Loan Trust, Inc.
2.812% due 03/25/2037 ^	966	791
3.111% due 07/25/2046 ^	1,174	1,013
3.176% due 08/25/2035	62	62
3.430% due 05/25/2035	120	120
3.667% due 09/25/2037 ^	1,246	1,140
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.127% due 09/25/2035 ^	3,618	3,219
Commercial Mortgage Trust
0.658% due 03/10/2046 (a)	13,000	379
1.743% due 07/10/2046 (a)	11,266	68
1.804% due 01/10/2046 (a)	9,188	446
2.123% due 07/10/2046 (a)	7,233	343
Countrywide Alternative Loan Trust
1.356% due 04/25/2047	1,247	1,119
1.386% due 01/25/2037 ^	301	283
1.402% due 09/20/2046	7,132	5,613
1.406% due 09/25/2046 ^	997	857
1.422% due 03/20/2046	100	85
1.422% due 05/20/2046 ^	801	653
1.422% due 07/20/2046 ^	738	455
1.426% due 07/25/2046 ^	65	53
1.496% due 02/25/2037	395	334
1.566% due 05/25/2037 ^	632	348
1.616% due 09/25/2035 ^	329	267
1.666% due 09/25/2035 ^	1,881	1,493
1.982% due 11/25/2047 ^	5,275	4,205
2.112% due 11/25/2047 ^	12,257	9,862
2.132% due 08/25/2035	471	476
2.159% due 11/25/2035	360	340
2.699% due 11/25/2035	349	339
3.545% due 02/25/2037 ^	229	211
5.000% due 11/25/2035	8,319	7,009
5.250% due 06/25/2035 ^	212	201
6.250% due 08/25/2037 ^	546	483
6.500% due 08/25/2032	60	60
Countrywide Home Loan Mortgage Pass-Through Trust
1.756% due 03/25/2035	750	699
1.796% due 04/25/2035	21	20
1.856% due 03/25/2035	669	554

1.876% due 02/25/2035	15	14
3.123% due 11/25/2034	892	883
3.128% due 09/20/2036 ^	203	169
3.170% due 02/20/2036 ^	935	857
3.185% due 03/25/2037 ^	332	276
3.207% due 04/20/2036	11,014	9,539
3.223% due 05/20/2036	599	541
3.264% due 08/25/2034 ^	269	249
3.330% due 11/19/2033	11	11
3.362% due 02/25/2047 ^	375	327
3.399% due 08/25/2034 ^	66	61
Credit Suisse First Boston Mortgage Securities Corp.
2.366% due 03/25/2034 ^	104	103
2.989% due 07/25/2033	15	14
3.257% due 08/25/2033	47	47
DBUBS Mortgage Trust
0.379% due 11/10/2046 (a)	16,942	173
0.927% due 11/10/2046 (a)	13,163	248
Deutsche ALT-A Securities, Inc.
1.356% due 07/25/2047	703	637
1.406% due 08/25/2047	12,922	9,942
1.966% due 10/25/2047	4,368	3,669
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.366% due 06/26/2035	100	101
Downey Savings & Loan Association Mortgage Loan Trust
1.529% due 07/19/2045 ^	23	3
First Horizon Mortgage Pass-Through Trust
3.062% due 10/25/2035	187	184
3.142% due 08/25/2035	177	154
First Republic Mortgage Loan Trust
1.509% due 11/15/2031	52	51
GMAC Mortgage Corp. Loan Trust
3.957% due 06/25/2034	36	35
GreenPoint Mortgage Funding Trust
1.396% due 01/25/2037	700	650
1.426% due 04/25/2036	653	573
1.486% due 11/25/2045	148	131
Greenpoint Mortgage Pass-Through Certificates
3.718% due 10/25/2033	33	33
GS Mortgage Securities Corp.
1.731% due 02/10/2046 (a)	13,374	901
GS Mortgage Securities Trust
2.412% due 11/10/2045 (a)	22,045	1,733
GSR Mortgage Loan Trust
2.560% due 03/25/2033	131	130
3.109% due 09/25/2035	490	500
3.152% due 11/25/2035	668	661
3.498% due 01/25/2035	485	478
3.532% due 05/25/2035	198	196
3.608% due 04/25/2035	39	39
HarborView Mortgage Loan Trust
1.194% due 09/19/2037	1,200	1,092
1.389% due 07/19/2046 ^	1,652	989
1.449% due 03/19/2036	186	145
3.202% due 05/19/2033	210	208
3.575% due 07/19/2035	175	157
HomeBanc Mortgage Trust
3.181% due 04/25/2037 ^	294	265
3.242% due 04/25/2037 ^	1,356	1,110
Impac CMB Trust
1.936% due 10/25/2034	1,044	1,005
1.996% due 10/25/2034	461	444
2.216% due 07/25/2033	37	36
IndyMac Mortgage Loan Trust
1.264% due 06/25/2037	965	937
1.396% due 07/25/2047	4,015	2,770
1.406% due 09/25/2046	3,857	3,415
1.466% due 02/25/2037	1,100	776
1.516% due 11/25/2035 ^	265	184
1.516% due 06/25/2037 ^	480	277
2.937% due 03/25/2036	7,566	6,755
3.079% due 12/25/2034	115	110
3.177% due 08/25/2036	673	646
3.686% due 11/25/2035 ^	787	748
JPMBB Commercial Mortgage Securities Trust
1.331% due 04/15/2047 (a)	57,012	1,802
JPMorgan Alternative Loan Trust
1.456% due 10/25/2036	24,979	21,628
3.286% due 12/25/2035 ^	10,161	9,053
5.500% due 11/25/2036 ^	6	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.263% due 12/15/2047 (a)	73,899	3,335
4.070% due 11/15/2043	300	315
JPMorgan Mortgage Trust
2.980% due 11/25/2033	106	102
3.226% due 10/25/2035	26	25

3.252% due 09/25/2035	410	375
3.355% due 02/25/2036 ^	680	610
3.466% due 07/25/2035	205	205
Luminent Mortgage Trust
1.194% due 12/25/2036	2,415	2,131
MASTR Adjustable Rate Mortgages Trust
1.426% due 04/25/2046	2,277	1,720
1.516% due 05/25/2047 ^	1,173	835
MASTR Alternative Loan Trust
1.616% due 03/25/2036	416	94
6.000% due 03/25/2036 ^	2,309	2,190
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.639% due 06/15/2030	37	35
2.610% due 10/20/2029	18	18
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036	818	787
1.466% due 11/25/2035	1,230	1,152
3.083% due 02/25/2033	138	134
3.126% due 06/25/2035	397	390
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.076% due 08/12/2049	41	41
Morgan Stanley Bank of America Merrill Lynch Trust
1.434% due 05/15/2046 (a)	55,372	2,777
1.625% due 02/15/2046 (a)	54,130	3,132
1.673% due 08/15/2045 (a)	34,186	1,995
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.976% due 08/25/2034	20	19
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.496% due 12/25/2035	1,833	1,714
Residential Accredit Loans, Inc. Trust
1.366% due 02/25/2047	2,077	1,277
1.396% due 07/25/2036	20,178	13,282
1.416% due 12/25/2046 ^	842	699
1.426% due 04/25/2046	57	30
1.486% due 05/25/2046 ^	407	313
Residential Asset Securitization Trust
1.616% due 01/25/2046 ^	134	64
1.666% due 12/25/2036 ^	411	155
5.750% due 02/25/2036	7,934	7,687
6.250% due 10/25/2036 ^	282	257
6.500% due 08/25/2036 ^	650	405
Residential Funding Mortgage Securities, Inc. Trust
3.526% due 09/25/2035 ^	303	254
6.500% due 03/25/2032	45	46
Royal Bank of Scotland Capital Funding Trust
6.335% due 12/16/2049	758	757
Sequoia Mortgage Trust
3.075% due 04/20/2035	167	174
3.225% due 09/20/2046 ^	5,222	4,168
Structured Adjustable Rate Mortgage Loan Trust
3.105% due 05/25/2036 ^	602	560
3.165% due 09/25/2036 ^	1,108	834
3.253% due 02/25/2036 ^	1,742	1,688
3.336% due 08/25/2035	576	574
3.350% due 09/25/2034	50	51
3.396% due 02/25/2034	180	180
3.449% due 04/25/2034	206	207
Structured Asset Mortgage Investments Trust
1.406% due 06/25/2036	113	102
1.426% due 05/25/2036	699	552
1.436% due 05/25/2036	4,245	3,744
1.436% due 09/25/2047	4,829	4,301
1.476% due 05/25/2046 ^	65	39
1.516% due 08/25/2036 ^	1,497	985
1.526% due 12/25/2035 ^	11	10
1.789% due 07/19/2034	11	11
2.232% due 08/25/2047 ^	1,902	1,769
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035	561	549
Thornburg Mortgage Securities Trust
1.346% due 06/25/2037	12,680	12,189
2.466% due 06/25/2037 ^	1,223	1,130
2.839% due 10/25/2043	84	83
2.938% due 06/25/2037	3,943	3,791
2.970% due 06/25/2047	80	71
2.970% due 06/25/2047 ^	2,590	2,354
3.038% due 03/25/2037	1,006	886
5.484% due 09/25/2037	80	81
UBS-Barclays Commercial Mortgage Trust
1.890% due 12/10/2045 (a)	59,100	3,952
UBS-Citigroup Commercial Mortgage Trust
2.427% due 01/10/2045 (a)	13,847	1,069
WaMu Mortgage Pass-Through Certificates Trust
1.496% due 11/25/2045	4,813	4,372
1.502% due 12/25/2046	184	178

1.526% due 01/25/2045	406	397
1.712% due 06/25/2046	1,045	1,009
1.732% due 02/25/2046	2,522	2,470
1.895% due 02/27/2034	254	251
1.956% due 11/25/2034	911	898
2.145% due 10/25/2046	1,429	1,360
2.787% due 10/25/2035	527	529
2.880% due 12/25/2035	478	465
2.946% due 08/25/2046 ^	2,120	2,046
2.996% due 02/25/2037 ^	8,022	7,348
3.030% due 04/25/2035	528	525
3.064% due 06/25/2033	66	67
Washington Mutual Mortgage Pass-Through Certificates Trust
1.406% due 07/25/2046	4,915	4,113
1.466% due 07/25/2046 ^	31	14
1.502% due 04/25/2047 ^	103	5
1.502% due 04/25/2047	12,680	9,186
1.572% due 05/25/2047 ^	112	24
1.672% due 07/25/2046 ^	544	377
Wells Fargo Mortgage-Backed Securities Trust
1.716% due 07/25/2037 ^	308	268
2.999% due 12/25/2033	3	3
3.034% due 03/25/2036	31	32
3.047% due 10/25/2036	55	54
3.153% due 03/25/2035	3,184	3,205
3.161% due 06/25/2035	268	271
3.195% due 04/25/2036	58	58
3.232% due 10/25/2035	600	605
3.264% due 10/25/2035	209	210
Wells Fargo-RBS Commercial Mortgage Trust
0.405% due 03/15/2048 (a)	40,000	762
1.490% due 03/15/2045 (a)	59,609	2,873
1.512% due 03/15/2048 (a)	107,493	5,439

		307,643

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
1.336% due 03/25/2034	52	52
1.616% due 06/25/2036	736	738
1.646% due 11/25/2040	1,997	1,999
1.666% due 11/25/2040 - 01/25/2044	8,771	8,820
1.716% due 10/25/2040 - 12/25/2040	5,281	5,321
1.892% due 06/01/2043	61	62
2.016% due 12/25/2039	883	899
2.377% due 01/25/2022 (a)	22,422	1,403
2.500% due 04/01/2045	919	887
2.665% due 11/01/2022	8	8
2.796% due 08/01/2023	34	35
2.825% due 01/01/2023	26	26
2.837% due 06/01/2035	225	234
2.887% due 12/01/2034	232	243
2.951% due 11/01/2034	1,189	1,259
2.992% due 04/01/2032	28	29
3.062% due 12/01/2030	10	10
3.099% due 08/01/2036	156	165
3.500% due 01/01/2021 - 04/01/2027	4,335	4,539
4.295% due 06/01/2021	1,981	2,128
6.000% due 04/25/2043 - 07/25/2044	1,051	1,204
Fannie Mae, TBA
3.000% due 07/01/2047 - 09/01/2047	163,300	162,791
3.500% due 08/01/2032 - 09/01/2047	233,100	239,177
4.000% due 09/01/2047	1,100	1,153
Freddie Mac
0.991% due 09/25/2022 (a)	23,718	879
1.146% due 11/25/2022 (a)	33,100	1,491
1.345% due 01/15/2038	12,919	12,870
1.447% due 08/25/2019 (a)	37,782	925
1.540% due 11/25/2019 (a)	33,138	953
1.632% due 01/15/2038 (a)	12,919	746
1.639% due 10/15/2040	2,967	2,970
1.689% due 10/25/2021 (a)	28,531	1,551
1.718% due 06/25/2020 (a)	31,258	1,202
1.759% due 12/15/2037	719	724
1.892% due 10/25/2044 - 02/25/2045	2,286	2,317
2.949% due 06/01/2022	52	53
3.021% due 09/01/2035	79	84
6.000% due 12/01/2033	686	756
6.500% due 11/15/2023	21	23
Freddie Mac, TBA
3.500% due 08/01/2047	9,000	9,228
Ginnie Mae
2.125% due 05/20/2022 - 05/20/2030	457	470
2.250% due 11/20/2021 - 11/20/2030	69	71
6.000% due 08/20/2034	8,246	9,412

NCUA Guaranteed Notes
1.554% due 11/05/2020		29,785	29,836
1.644% due 12/08/2020		14,925	15,013
Small Business Administration
5.110% due 04/01/2025		30	31

			524,787

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Bonds
5.250% due 02/15/2029 (i)(k)(m)		8,600	11,112
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)(m)		6,914	6,907
0.125% due 04/15/2022 (i)		158,566	157,856
0.125% due 07/15/2022 (i)(k)(m)		115,373	115,276
0.125% due 01/15/2023 (i)(k)(m)		116,427	115,408
0.250% due 01/15/2025 (i)(k)(m)		45,994	45,193
0.625% due 01/15/2026 (k)(m)		2,367	2,383
0.750% due 02/15/2045 (i)		987	927
2.000% due 01/15/2026 (i)(k)(m)		14,168	15,885
2.375% due 01/15/2025 (k)		1,297	1,478
2.375% due 01/15/2027 (k)		5,093	5,938
2.500% due 01/15/2029 (k)		6,036	7,264
U.S. Treasury Notes
1.750% due 04/30/2022 (i)(k)(m)		7,500	7,458
U.S. Treasury STRIPS
0.000% due 11/15/2023 (d)(i)(k)		11,000	9,603
0.000% due 05/15/2026 (d)(i)(k)		28,100	22,791

			525,479

Total United States (Cost $2,235,001)			2,280,481

SHORT-TERM INSTRUMENTS 22.1%
REPURCHASE AGREEMENTS (h) 0.2%			16,868

CZECH REPUBLIC TREASURY BILLS 0.5%
(0.925)% due 08/04/2017 - 09/29/2017 (c)(d)	CZK	887,000	38,815

JAPAN TREASURY BILLS 19.7%
(0.121)% due 07/31/2017 - 09/25/2017 (c)(d)	JPY	185,210,000	1,646,876

MEXICO TREASURY BILLS 0.9%
7.017% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	1,447,700	76,318

U.S. TREASURY BILLS 0.8%
0.928% due 08/10/2017 - 08/31/2017 (c)(d)(m)		$68,858	68,764

Total Short-Term Instruments (Cost $1,859,131)			1,847,641

Total Investments in Securities (Cost $9,815,344)			9,989,136

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		20,823	206

Total Short-Term Instruments (Cost $206)			206

Total Investments in Affiliates (Cost $206)			206

Total Investments 119.3% (Cost $9,815,550)			$9,989,342
Financial Derivative Instruments (j)(l) 0.2% (Cost or Premiums, net $(7,078))			12,810
Other Assets and Liabilities, net (19.5)%			(1,631,382)

Net Assets 100.0%			$8,370,770

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$5,984	$5,982	0.07%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$16,868	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(17,206)	$16,868	$16,868

Total Repurchase Agreements						$(17,206)	$16,868	$16,868

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOM	1.080%	04/28/2017	07/28/2017		$(158,883)	$(159,197)
BOS	1.000	04/07/2017	07/07/2017		(11,662)	(11,690)
	1.140	05/16/2017	07/17/2017		(1,051)	(1,053)
	1.170	05/11/2017	08/11/2017		(34,603)	(34,662)
	1.320	06/27/2017	07/10/2017		(3,645)	(3,646)
	1.330	06/27/2017	07/10/2017		(8,894)	(8,896)
BPS	(0.400)	05/23/2017	07/27/2017	EUR	(6,553)	(7,481)
	(0.350)	05/03/2017	08/03/2017		(62,504)	(71,348)
	(0.350)	05/08/2017	08/03/2017		(29,467)	(33,637)
	(0.300)	05/22/2017	08/03/2017		(20,029)	(22,868)
	(0.300)	06/16/2017	08/03/2017		(27,177)	(31,036)
	0.450	04/20/2017	07/20/2017	GBP	(86,380)	(112,607)
BSN	0.980	04/05/2017	07/06/2017		$(18,135)	(18,179)
	1.070	05/03/2017	07/28/2017		(17,892)	(17,924)
IND	(0.350)	06/16/2017	08/03/2017	EUR	(75,443)	(86,154)
	0.350	06/28/2017	07/20/2017	GBP	(1,840)	(2,397)
	0.450	05/17/2017	07/20/2017		(2,608)	(3,399)
	0.450	05/18/2017	07/20/2017		(53,103)	(69,203)
	1.000	04/06/2017	07/06/2017		$(39,498)	(39,594)
	1.000	04/07/2017	07/07/2017		(30,241)	(30,314)
	1.050	04/28/2017	07/28/2017		(3,274)	(3,281)
	1.070	05/22/2017	07/03/2017		(912)	(913)
	1.080	04/25/2017	08/25/2017		(30,584)	(30,647)
MEI	0.850	06/15/2017	07/14/2017	CAD	(46,800)	(36,104)
	0.850	06/28/2017	07/14/2017		(21,890)	(16,882)
SCX	(0.530)	04/25/2017	07/27/2017	EUR	(20,375)	(23,248)
	0.380	05/11/2017	07/20/2017	GBP	(9,095)	(11,853)
	0.390	05/15/2017	07/20/2017		(11,829)	(15,414)
	1.170	05/24/2017	08/23/2017		$(5,223)	(5,230)
UBS	(0.450)	05/10/2017	07/27/2017	EUR	(25,268)	(28,841)
	(0.440)	05/23/2017	07/27/2017		(17,565)	(20,052)
	(0.430)	05/25/2017	07/27/2017		(99,226)	(113,279)

Total Reverse Repurchase Agreements						$(1,071,029)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.350%	06/27/2017	07/05/2017	$(13,370)	$(13,373)

Total Sale-Buyback Transactions					$(13,373)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States 0.0%
U.S. Government Agencies 0.0%
Fannie Mae, TBA	4.500%	08/01/2047	$3,500	$(3,760)	$(3,750)

Total Short Sales 0.0%				$(3,760)	$(3,750)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(802,641) at a weighted average interest rate of 0.365%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(i)	Securities with an aggregate market value of $1,079,624 and cash of $280 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	4,655	$408	$378

Total Purchased Options				$408	$378

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/25/2017	543	$(198)	$(182)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	543	(267)	(107)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	4,655	(495)	(175)

				$(960)	$(464)

Total Written Options				$(960)	$(464)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2018	1,583		$389,576	$(324)	$0	$(79)
90-Day Eurodollar September Futures	09/2017	5,735		1,414,323	532	0	(71)
Australia Government 3-Year Note September Futures	09/2017	876	AUD	75,175	(431)	0	(209)
Australia Government 10-Year Bond September Futures	09/2017	453		45,005	(699)	0	(518)
Canada Government 10-Year Bond September Futures	09/2017	520	CAD	56,359	(1,534)	0	(774)
Euro-Bund 10-Year Bond September Futures	09/2017	411	EUR	75,986	(1,531)	0	(742)
Euro-Schatz September Futures	09/2017	8,028		1,025,573	(2,746)	0	(458)
Japan Government 10-Year Bond September Futures	09/2017	429	JPY	572,547	(1,466)	0	(1,564)
Put Options Strike @ EUR 111.000 on Euro-Schatz September Futures	08/2017	2,140	EUR	12	0	0	0
Put Options Strike @ EUR 111.100 on Euro-Schatz September Futures	09/2017	1,000		6	(1)	0	0
U.S. Treasury 5-Year Note September Futures	09/2017	16		$1,885	(4)	0	(3)
U.S. Treasury 10-Year Note September Futures	09/2017	9,248		1,160,913	(4,360)	0	(2,601)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	945		156,752	389	0	(650)
United Kingdom Long Gilt September Futures	09/2017	509	GBP	83,246	(1,220)	0	(736)

					$(13,395)	$0	$(8,405)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	1,583		$(388,409)	$(1,748)	$138	$0
90-Day Eurodollar September Futures	09/2018	5,735		(1,409,233)	(2,620)	430	0
Euro-Bobl September Futures	09/2017	448	EUR	(67,389)	573	246	0
Euro-BTP Italy Government Bond September Futures	09/2017	73		(11,268)	276	149	0
Euro-Buxl 30-Year Bond September Futures	09/2017	66		(12,326)	398	261	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	567		(96,155)	1,465	842	0
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond September Futures	08/2017	503		(454)	(144)	0	(144)
U.S. Treasury 30-Year Bond September Futures	09/2017	1,089		$(167,366)	(229)	613	0

					$(2,029)	$2,679	$(144)

Total Futures Contracts					$(15,424)	$2,679	$(8,549)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin (7)
Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	06/20/2018	0.298%		$1,600	$(93)	$17	$(76)	$0	$(1)
Altria Group, Inc.	1.000	12/20/2020	0.169		19,700	(575)	11	(564)	5	0
BASF SE	1.000	12/20/2020	0.169	EUR	4,800	(139)	(23)	(162)	1	0
BAT International Finance PLC	1.000	12/20/2020	0.324		12,500	(268)	(76)	(344)	5	0
Bayer AG	1.000	12/20/2020	0.228		7,400	(171)	(61)	(232)	8	0
Fortum OYJ	1.000	12/20/2020	0.367		1,000	(18)	(8)	(26)	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.197		11,700	(378)	(4)	(382)	1	0
Pfizer, Inc.	1.000	12/20/2020	0.161		$14,300	(422)	8	(414)	2	0
Reynolds American, Inc.	1.000	12/20/2020	0.164		16,500	(476)	0	(476)	0	0
Telia Co. AB	1.000	12/20/2020	0.301	EUR	5,100	(125)	(20)	(145)	2	0
United Utilities PLC	1.000	12/20/2020	0.428		4,900	(78)	(36)	(114)	2	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.124		$8,600	(238)	(22)	(260)	0	0

						$(2,981)	$(214)	$(3,195)	$26	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Variation Margin (7)
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Barclays Bank PLC	1.000%	12/20/2021	0.371%	EUR 10,000	$220	$107	$327	$2	$0
Shell International Finance BV	1.000	12/20/2026	0.933	4,900	(145)	180	35	0	(2)
Telecom Italia SpA	1.000	06/20/2024	1.984	5,400	(412)	20	(392)	6	0
Tesco PLC	1.000	12/20/2021	1.366	12,350	(551)	329	(222)	0	(12)
Tesco PLC	1.000	06/20/2022	1.525	43,375	(2,131)	892	(1,239)	1	0

					$(3,019)	$1,528	$(1,491)	$9	$(14)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin (7)
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022		$45,500	$(834)	$(23)	$(857)	$0	$(23)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	1,097,000	(13,375)	(15,539)	(28,914)	904	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		391,400	(5,502)	(4,314)	(9,816)	378	0

					$(19,711)	$(19,876)	$(39,587)	$1,282	$(23)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin (7)
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Senior 27 5-Year Index	1.000%	06/20/2022	EUR 231,700	$6,240	$4	$6,244	$1	$(77)

Interest Rate Swaps

									Variation Margin (7)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.977%	01/02/2025	BRL	133,100	$0	$(836)	$(836)	$145	$0
Pay	1-Year BRL-CDI	10.300	01/02/2025		253,200	1,236	(1,912)	(676)	262	0
Receive (6)	3-Month CAD Bank Bill	1.850	09/15/2027	CAD	84,400	1,236	404	1,640	400	0
Pay (6)	3-Month CAD-Bank Bill	1.400	09/13/2019		392,600	(376)	(162)	(538)	0	(161)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	39,600	(169)	(60)	(229)	0	(178)
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	14,100	20	3	23	0	(13)
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		11,500	17	3	20	0	(11)
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		11,900	19	3	22	0	(11)
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		13,600	22	4	26	0	(13)
Pay	3-Month USD-LIBOR	1.000	05/15/2018		$759,400	(3,025)	129	(2,896)	0	(67)
Pay (6)	3-Month USD-LIBOR	1.750	06/18/2018		3,103,000	252	3,097	3,349	0	(242)
Receive (6)	3-Month USD-LIBOR	1.250	05/15/2019		759,400	4,720	(1,058)	3,662	232	0
Receive (6)	3-Month USD-LIBOR	2.250	06/18/2019		3,103,000	(214)	(5,981)	(6,195)	561	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		1,553,500	9,750	1,049	10,799	657	0
Pay	3-Month USD-LIBOR	1.228	06/12/2022		156,900	0	(63)	(63)	0	(13)
Pay	3-Month USD-LIBOR	1.267	06/19/2022		374,100	28	(310)	(282)	0	(34)
Receive (6)	3-Month USD-LIBOR	2.250	12/20/2022		677,900	(8,492)	2,611	(5,881)	1,414	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		55,700	(2,042)	2,109	67	125	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		637,200	7,692	4,597	12,289	1,490	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		338,370	(218)	14,732	14,514	1,059	0
Receive (6)	3-Month USD-LIBOR	2.500	12/20/2027		145,500	2,517	(749)	1,768	0	(461)
Receive	3-Month USD-LIBOR	2.500	12/16/2035		1,700	(135)	136	1	6	0
Receive (6)	3-Month USD-LIBOR	2.098	07/01/2041		217,800	2,714	1,478	4,192	38	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		54,100	(2,959)	6,593	3,634	229	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047		35,000	7,087	(868)	6,219	134	0
Receive (6)	3-Month USD-LIBOR	2.953	11/12/2049		17,000	0	(1,025)	(1,025)	81	0
Receive (6)	3-Month USD-LIBOR	2.955	11/12/2049		62,500	0	(3,800)	(3,800)	297	0
Pay	3-Month ZAR-JIBAR	8.500	03/15/2027	ZAR	300,000	517	257	774	0	(189)
Receive (6)	6-Month EUR-EURIBOR	0.250	09/20/2022	EUR	1,019,400	(1,056)	(3,778)	(4,834)	0	(4,717)
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		117,900	4,259	(265)	3,994	0	(934)
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027		356,150	6,190	(4,146)	2,044	0	(4,001)
Pay	6-Month EUR-EURIBOR	0.750	03/15/2032		600	(40)	(7)	(47)	0	(8)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		207,800	(426)	2,455	2,029	3,481	(1,752)
Receive (6)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	353,400	706	(703)	3	0	(848)
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022		6,000	21	(33)	(12)	0	(34)
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		334,450	(7,476)	1,976	(5,500)	4,310	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		20,700	1,386	(541)	845	0	(680)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	98,320,000	1,785	(727)	1,058	0	(1)
Pay	6-Month JPY-LIBOR	0.500	12/20/2021		9,090,000	1,686	(195)	1,491	0	(38)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026		2,990,000	269	(71)	198	0	(46)
Receive	6-Month JPY-LIBOR	1.500	06/19/2033		2,120,000	3,623	(682)	2,941	0	(62)
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		4,520,000	6,222	(1,548)	4,674	0	(154)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		740,000	1,203	6	1,209	0	(71)
Pay	28-Day MXN-TIIE	4.195	10/05/2017	MXN	497,400	(529)	258	(271)	0	(8)
Pay	28-Day MXN-TIIE	4.130	10/17/2017		1,042,200	(452)	(135)	(587)	0	(19)
Pay	28-Day MXN-TIIE	5.010	10/10/2019		657,800	(113)	(1,317)	(1,430)	0	(44)
Pay	28-Day MXN-TIIE	7.278	03/22/2022		248,600	0	282	282	0	(34)
Pay	28-Day MXN-TIIE	7.317	03/23/2022		432,400	0	530	530	0	(59)
Receive	28-Day MXN-TIIE	6.080	03/10/2026		339,800	(1,930)	629	(1,301)	0	(101)
Pay	28-Day MXN-TIIE	7.740	02/22/2027		537,800	(96)	1,353	1,257	0	(174)

						$35,429	$13,722	$49,151	$14,921	$(15,178)

Total Swap Agreements						$15,958	$(4,836)	$11,122	$16,239	$(15,293)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin liability of $(234) for closed swap agreements is outstanding at period end.

(k)	Securities with an aggregate market value of $132,388 and cash of $12,178 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	97,911	$	72,856	$0	$(2,398)
	07/2017	CNH	384,913		56,331	0	(439)
	12/2017	$	55,732	CNH	384,913	436	0
BOA	07/2017	BRL	164,400	$	56,649	7,024	0
	07/2017	CAD	258,287		192,144	0	(7,028)
	07/2017	DKK	147,480		22,228	0	(425)
	07/2017	EUR	17,242	SEK	166,677	91	0
	07/2017		543,459	$	610,848	0	(9,864)
	07/2017	GBP	71,439		91,812	0	(1,234)
	07/2017	NZD	30,403	AUD	28,969	0	(14)
	07/2017	$	49,896	BRL	164,400	0	(271)
	07/2017		5,612	EUR	4,978	73	0
	08/2017		23,176	AUD	30,207	32	0
	08/2017		40,190	MXN	776,324	2,355	0
	08/2017		9,989	TRY	35,505	0	(19)
	01/2018	DKK	248,335	$	36,334	0	(2,208)
	04/2018		455,299		66,921	0	(4,132)
BPS	07/2017	BRL	90,500		31,078	3,760	0
	07/2017	CAD	89,903		66,621	0	(2,706)
	07/2017	CHF	2,593	EUR	2,370	3	0
	07/2017	DKK	120,520	$	18,533	25	(4)
	07/2017	GBP	276,278		355,626	0	(4,212)
	07/2017	$	27,097	BRL	90,500	223	(3)
	08/2017		909	MXN	16,706	6	0
	08/2017		8,146	PEN	26,805	72	0
	08/2017		287	ZAR	3,759	2	(3)
	12/2017	INR	66	$	1	0	0
	01/2018	DKK	67,347		9,932	0	(521)
	01/2018	$	223	DKK	1,465	4	0
	03/2018	MXN	1,121,100	$	53,611	0	(5,977)
	04/2018	DKK	742,326		110,287	0	(5,559)
BRC	07/2017	JPY	121,596,900		1,103,007	21,905	0
	08/2017	CZK	58,203		2,350	0	(200)
	08/2017	$	3,825	TRY	13,614	0	(2)
	09/2017	CZK	160,000	EUR	5,948	0	(209)
	09/2017	MYR	28,696	$	6,599	0	(51)
	10/2017	$	1	IDR	13,470	0	0
CBK	07/2017	BRL	60,615	$	18,322	26	0
	07/2017	CAD	112,485		83,584	0	(3,156)
	07/2017	CZK	35,000		1,409	0	(123)
	07/2017	EUR	23,527		26,467	0	(404)
	07/2017	NOK	59,560		7,055	0	(79)
	07/2017	$	18,421	BRL	60,614	0	(124)
	07/2017		2,676	CNH	18,510	54	0
	07/2017		1,272,807	JPY	143,128,370	0	(272)
	07/2017		6,867	NOK	57,498	20	0
	07/2017		28,577	NZD	39,108	81	0
	08/2017	JPY	143,128,370	$	1,274,291	265	0
	08/2017	NOK	57,498		6,871	0	(20)
	08/2017	NZD	39,108		28,564	0	(81)
	08/2017	$	1,253	MXN	23,170	17	0
	10/2017	DKK	50,065	$	7,658	0	(71)
	10/2017	$	28,948	DKK	198,708	1,727	0
	12/2017		10,158	INR	665,908	0	(25)
CIB	07/2017	CAD	20,000	$	14,836	0	(586)
DUB	07/2017	BRL	116,788		35,336	83	0
	07/2017	$	34,686	BRL	116,788	567	0
	09/2017		2,645	HKD	20,589	0	(3)
	07/2018	BRL	55,901	$	15,859	0	(17)
FBF	07/2017	CHF	13,387		13,739	0	(222)
	07/2017	INR	3,376,582		52,261	103	0
	07/2017	$	1,899	EUR	1,694	36	0
	07/2017		39,723	INR	2,609,424	585	0
	09/2017		17,457	RUB	1,064,349	300	0
	12/2017		51,512	INR	3,376,582	0	(130)
GLM	07/2017	BRL	15,140	$	4,576	7	0
	07/2017	CAD	11,648		8,724	0	(259)
	07/2017	DKK	1,120,991		163,307	0	(8,879)
	07/2017	EUR	19,659		21,951	0	(502)
	07/2017	INR	36,765		567	0	(1)
	07/2017	JPY	70,253,800		623,488	0	(1,551)
	07/2017	$	4,195	BRL	15,140	375	0
	07/2017		325,163	CAD	423,623	1,504	0
	07/2017		1,143	CNY	7,803	8	0
	07/2017		3,148	DKK	20,882	60	0
	07/2017		5,133	EUR	4,592	111	0
	07/2017		55,439	GBP	43,352	1,025	0
	07/2017		15,444	JPY	1,723,900	0	(117)
	08/2017	CAD	425,431	$	326,723	0	(1,507)
	08/2017	CHF	36,997		38,663	13	0
	08/2017	$	26,248	AUD	34,176	10	0
	08/2017		483	MXN	8,799	1	(1)
	08/2017		1,237	ZAR	16,685	32	0
	08/2017	ZAR	5,313	$	404	0	0
	09/2017	$	21,215	RUB	1,268,706	183	(232)
	10/2017	DKK	121,495	$	18,726	0	(29)
	10/2017	RUB	3,739,665		63,803	1,793	0
	10/2017	$	8,229	IDR	110,723,375	0	(11)
	12/2017	CNY	7,803	$	1,130	0	(10)
	12/2017	$	558	INR	36,765	1	0
	04/2018	DKK	455,193	$	67,158	0	(3,879)
	04/2018	$	12,662	KRW	14,382,766	0	(38)
HUS	07/2017	CNY	7,803	$	1,127	0	(24)
	07/2017	JPY	940,000		8,446	87	0
	07/2017	$	4,336	AUD	5,694	40	0
	07/2017		52,000	CAD	68,700	976	0
	07/2017		247,580	DKK	1,621,934	1,552	0
	08/2017	CZK	80,399	EUR	3,027	0	(60)
	08/2017	SEK	825,126	$	97,656	0	(437)
	08/2017	$	2,206	GBP	1,697	6	0
	08/2017		780	MXN	13,983	0	(13)
	08/2017		2,462	PEN	8,085	17	0
	08/2017		22,161	TRY	79,180	73	0
	09/2017		14,044	RUB	858,791	284	0
	10/2017	DKK	2,218,344	$	340,112	0	(2,334)
	04/2018		39,064		5,815	0	(281)
IND	07/2017	$	358,512	SEK	3,046,294	3,079	0
	08/2017	SEK	3,046,294	$	359,077	0	(3,075)
JPM	07/2017	BRL	25,380		7,672	11	0
	07/2017	CHF	43,083	EUR	39,373	40	0
	07/2017	DKK	718,320	$	108,905	20	(1,450)
	07/2017	EUR	80	SEK	774	1	0
	07/2017		157,379	$	176,113	0	(3,638)
	07/2017	JPY	51,343,100		458,104	1,311	0
	07/2017	NZD	27,107	AUD	25,817	0	(21)
	07/2017		22,923	$	16,745	0	(53)
	07/2017	SEK	3,080,825		352,899	0	(12,791)
	07/2017	$	35,829	AUD	46,905	222	0
	07/2017		7,833	BRL	25,380	0	(172)
	07/2017		85,051	EUR	76,045	1,803	0
	07/2017		45,524	GBP	35,272	416	0
	07/2017		457,758	JPY	51,343,100	0	(1,274)
	08/2017	CZK	91,399	EUR	3,439	0	(70)
	08/2017		231,000	$	9,160	0	(972)
	08/2017	MXN	403,837		21,436	0	(696)
	08/2017	NZD	59,098		43,296	14	(5)
	08/2017	$	4,416	BRL	14,768	15	0
	08/2017		56,780	EUR	49,722	91	0
	08/2017		4,630	JPY	517,700	0	(22)
	08/2017		1,025	MXN	18,572	0	(7)
	08/2017		11,207	PEN	36,720	51	0
	08/2017		29,633	SEK	250,540	152	0
	08/2017		102	TRY	393	8	0
	08/2017		193	ZAR	2,518	0	(1)
	09/2017	CZK	204,000	$	8,254	0	(714)
	09/2017	KRW	783,620		694	9	0
	09/2017	$	54,968	RUB	3,189,652	0	(1,754)
	10/2017	DKK	257,330	$	39,501	0	(223)
	10/2017	$	33,482	IDR	451,087,750	7	(11)
	12/2017	INR	1,297,116	$	19,728	0	(10)
	04/2018	KRW	17,580,484		15,641	209	0
	04/2018	$	15,641	KRW	17,624,279	0	(171)
MSB	07/2017	BRL	83,200	$	23,782	0	(1,332)
	07/2017	JPY	144,852,270		1,306,980	19,118	0
	07/2017	$	25,150	BRL	83,200	0	(36)
	07/2017		52,987	CNH	366,403	1,054	0
	08/2017		35,472	MXN	637,613	0	(529)
	09/2017	MYR	25,861	$	5,978	0	(15)
	01/2018	DKK	308,896		45,346	0	(2,596)
	04/2018	KRW	14,368,838		12,662	50	0
NAB	07/2017	$	57,893	AUD	75,519	151	0
	07/2017		305	DKK	2,073	13	0
	08/2017	AUD	75,519	$	57,873	0	(149)
NGF	07/2017	BRL	250,727		75,863	181	0
	07/2017	$	75,789	BRL	250,727	0	(108)
	08/2017		75,397		250,727	0	(160)
	11/2017	MXN	326,600	$	15,840	0	(1,749)
RBC	07/2017	JPY	11,330,000		101,904	1,144	0
	07/2017	$	13,940	CHF	13,387	20	0
	07/2017		3,129	DKK	21,710	205	0
	07/2017		349,418	GBP	269,093	1,063	0
	08/2017	CHF	13,387	$	13,965	0	(20)
	08/2017	GBP	269,093		349,726	0	(1,065)
	09/2017	EUR	5,922		6,445	0	(349)
SCX	07/2017	SEK	790,595		90,863	0	(2,979)
	08/2017	EUR	8,774		9,395	0	(642)
	08/2017	PLN	123,654		32,004	0	(1,360)
	08/2017	$	4,211	MXN	76,198	0	(35)
	09/2017	SGD	202,437	$	146,710	0	(501)
	12/2017	CNH	376,419		53,328	0	(1,600)
SOG	07/2017	NZD	39,160		27,769	0	(927)
	07/2017	$	244	NOK	2,062	3	0
	08/2017	CZK	62,000	EUR	2,335	0	(45)
	08/2017	MXN	394,953	$	21,276	0	(369)
	08/2017	$	6,024	TRY	21,432	0	(6)
	09/2017	SGD	31,541	$	22,778	0	(158)
	09/2017	TWD	10,423		344	1	0
	03/2018	CZK	422,211		17,293	0	(1,502)
TOR	07/2017	BRL	157,820		47,706	68	0
	07/2017	$	48,222	BRL	157,820	0	(584)
	07/2017		636,714	EUR	557,055	0	(474)
	08/2017	EUR	557,055	$	637,644	492	0
	10/2017	DKK	519,203		80,100	0	(49)
	01/2018		75,902		11,240	0	(540)
UAG	07/2017		162,470		24,427	0	(528)
	07/2017	EUR	31,291	SEK	302,577	176	0
	07/2017	$	1,241	DKK	8,615	82	0
	07/2017		112,100	EUR	99,660	1,727	0
	07/2017		12,234	INR	803,922	185	0
	09/2017	MYR	32,569	$	7,546	0	(2)
	09/2017	THB	17,085		504	1	0
	09/2017	$	2,430	HKD	18,908	0	(3)
	09/2017		42,103	MYR	179,253	0	(563)
	12/2017	CNY	11,009	$	1,553	0	(54)
WST	07/2017	NZD	2,100	AUD	2,000	0	(2)

Total Forward Foreign Currency Contracts						$81,226	$(121,118)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	54,267	$999	$1,067
CBK	Put - OTC EUR versus TRY	TRY	4.071	09/27/2017	EUR	39,100	985	629
GLM	Put - OTC AUD versus JPY	JPY	75.600	06/19/2018	AUD	40,500	578	478
	Call - OTC USD versus JPY		120.000	04/20/2020	$	36,761	683	725

							$3,245	$2,899

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.265%	09/11/2017	EUR	108,600	$1,093	$141
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		$447,100	378	25
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.164	09/11/2017	EUR	53,800	611	133
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.223	09/11/2017		28,100	280	47
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		$1,718,400	1,747	121
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		2,273,800	1,895	125

								$6,004	$592

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.400%	3-Month USD-LIBOR	10/26/2017	$909,100	$91	$1

Total Purchased Options						$9,340	$3,492

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC EUR versus TRY	TRY	3.950	09/27/2017	EUR	39,100	$(366)	$(208)
	Call - OTC EUR versus TRY		4.171	09/27/2017		39,100	(619)	(839)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	15,400	(820)	(5)
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	40,500	(532)	(418)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	29,100	(2,800)	(757)
	Put - OTC USD versus BRL		3.892	07/02/2018		29,100	(2,800)	(3,772)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		36,761	(685)	(366)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		46,550	(954)	(475)

							$(9,576)	$(6,840)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	09/11/2017	$235,100	$(676)	$(117)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.000%	3-Month USD-LIBOR	10/26/2017	$909,100	$0	$0

Total Written Options						$(10,334)	$(6,957)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Agrium, Inc.	(1.250)%	03/20/2019	0.282%		$4,000	$0	$(68)	$0	$(68)
BPS	Credit Suisse Group Finance	(1.000)	06/20/2022	0.868	EUR	12,500	214	(312)	0	(98)
	Japan Government International Bond	(1.000)	06/20/2022	0.258		$12,440	(451)	4	0	(447)
BRC	Japan Government International Bond	(1.000)	06/20/2022	0.258		6,260	(225)	0	0	(225)
CBK	Japan Government International Bond	(1.000)	06/20/2022	0.258		16,300	(586)	1	0	(585)
GST	Japan Government International Bond	(1.000)	06/20/2022	0.258		17,100	(615)	1	0	(614)

							$(1,663)	$(374)	$0	$(2,037)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC	1.000%	12/20/2021	1.227%	EUR	3,100	$(115)	$81	$0	$(34)
FBF	Brazil Government International Bond	1.000	12/20/2021	2.161		$2,400	(150)	35	0	(115)
GST	Brazil Government International Bond	1.000	06/20/2022	2.376		11,600	(686)	(39)	0	(725)
HUS	Brazil Government International Bond	1.000	12/20/2021	2.161		9,900	(639)	164	0	(475)

							$(1,590)	$241	$0	$(1,349)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	06/20/2022	EUR	42,900	$2,244	$(1,479)	$765	$0

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	111,200	$84,885	$(323)	$1,232	$909	$0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	53,100	67,437	(223)	1,897	1,674	0
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		229,500	280,679	(719)	18,603	17,884	0
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	152,200	114,738	(1,502)	4,190	2,688	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	14,300	17,446	(12)	1,168	1,156	0
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	439,800	331,549	(462)	8,230	7,768	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	231,800	283,491	(418)	18,482	18,064	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	105,100	79,231	(413)	2,269	1,856	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	18,100	22,086	531	929	1,460	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		163,900	208,153	(688)	5,856	5,168	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		50,600	61,884	(294)	4,237	3,943	0

							$(4,523)	$67,093	$62,570	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	46,109,600	$0	$254	$254	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		28,580,700	0	160	160	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		138,329,100	0	762	762	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		46,109,600	0	257	257	0

							$0	$1,433	$1,433	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	06/24/2019	$59	$0	$66	$66	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	06/26/2019	86	0	89	89	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/24/2019	59	0	(52)	0	(52)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/26/2019	86	0	(74)	0	(74)

						$0	$29	$155	$(126)

Total Swap Agreements						$(5,532)	$66,943	$64,923	$(3,512)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(m)	Securities with an aggregate market value of $78,668 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$20,492	$0	$20,492
Non-Agency Mortgage-Backed Securities	0	3,449	0	3,449
Sovereign Issues	0	7,666	0	7,666
Belgium
Corporate Bonds & Notes	0	22,890	0	22,890
Brazil
Corporate Bonds & Notes	0	51,484	0	51,484
Canada
Corporate Bonds & Notes	0	100,473	0	100,473
Non-Agency Mortgage-Backed Securities	0	30,069	0	30,069
Sovereign Issues	0	337,392	0	337,392
Cayman Islands
Asset-Backed Securities	0	378,832	0	378,832
Corporate Bonds & Notes	0	7,622	0	7,622
China
Sovereign Issues	0	2,029	0	2,029
Czech Republic
Sovereign Issues	0	19,873	0	19,873
Denmark
Corporate Bonds & Notes	0	899,028	0	899,028
France
Corporate Bonds & Notes	0	125,939	0	125,939
Sovereign Issues	0	231,223	0	231,223
Germany
Corporate Bonds & Notes	0	72,091	0	72,091
Greece
Corporate Bonds & Notes	0	3,844	0	3,844
Sovereign Issues	0	10,062	0	10,062
Guernsey, Channel Islands
Corporate Bonds & Notes	0	17,341	0	17,341
Ireland
Asset-Backed Securities	0	12,923	0	12,923
Corporate Bonds & Notes	0	9,371	0	9,371
Sovereign Issues	0	34,429	0	34,429
Italy
Corporate Bonds & Notes	0	40,964	0	40,964
Non-Agency Mortgage-Backed Securities	0	18,276	0	18,276
Sovereign Issues	0	297,569	0	297,569
Japan
Corporate Bonds & Notes	0	56,773	0	56,773
Sovereign Issues	0	896,931	0	896,931
Kuwait
Sovereign Issues	0	72,751	0	72,751
Luxembourg
Corporate Bonds & Notes	0	3,084	0	3,084
Netherlands
Asset-Backed Securities	0	20,363	0	20,363
Corporate Bonds & Notes	0	100,084	0	100,084
Loan Participations and Assignments	0	0	1,959	1,959
Non-Agency Mortgage-Backed Securities	0	1,221	0	1,221
Norway
Corporate Bonds & Notes	0	29,126	0	29,126
Sovereign Issues	0	7,295	0	7,295
Poland
Sovereign Issues	0	33,423	0	33,423
Portugal
Corporate Bonds & Notes	0	13,972	0	13,972
Qatar
Corporate Bonds & Notes	0	9,152	0	9,152
Sovereign Issues	0	7,299	0	7,299
Saudi Arabia
Sovereign Issues	0	82,310	0	82,310
Slovenia
Sovereign Issues	0	129,421	0	129,421
Spain
Corporate Bonds & Notes	0	19,330	0	19,330
Non-Agency Mortgage-Backed Securities	0	4,529	0	4,529
Sovereign Issues	0	225,432	0	225,432
Supranational
Corporate Bonds & Notes	0	36,240	0	36,240
Sweden
Corporate Bonds & Notes	0	503,970	0	503,970
Switzerland
Corporate Bonds & Notes	0	105,172	0	105,172
Sovereign Issues	0	11,911	0	11,911
United Arab Emirates
Corporate Bonds & Notes	0	9,958	0	9,958
United Kingdom
Corporate Bonds & Notes	0	279,080	21,899	300,979
Non-Agency Mortgage-Backed Securities	0	154,163	0	154,163
Sovereign Issues	0	268,835	0	268,835
United States
Asset-Backed Securities	0	434,633	0	434,633
Corporate Bonds & Notes	0	433,892	0	433,892
Loan Participations and Assignments	0	30,890	0	30,890
Municipal Bonds & Notes	0	23,157	0	23,157
Non-Agency Mortgage-Backed Securities	0	301,601	6,042	307,643
U.S. Government Agencies	0	524,787	0	524,787
U.S. Treasury Obligations	0	525,479	0	525,479
Short-Term Instruments
Repurchase Agreements	0	16,868	0	16,868
Czech Republic Treasury Bills	0	38,815	0	38,815
Japan Treasury Bills	0	1,646,876	0	1,646,876
Mexico Treasury Bills	0	76,318	0	76,318
U.S. Treasury Bills	0	68,764	0	68,764
	$0	$9,959,236	$29,900	$9,989,136

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$206	$0	$0	$206

Total Investments	$206	$9,959,236	$29,900	$9,989,342

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,750)	$0	$(3,750)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,057	16,239	0	19,296
Over the counter	0	149,641	0	149,641
	$3,057	$165,880	$0	$168,937

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,724)	(15,582)	0	(24,306)
Over the counter	0	(131,553)	(34)	(131,587)

	$(8,724)	$(147,135)	$(34)	$(155,893)

Total Financial Derivative Instruments	$(5,667)	$18,745	$(34)	$13,044

Totals	$(5,461)	$9,974,231	$29,866	$9,998,636
There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.4%
AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.1%
National Australia Bank Ltd.
2.250% due 03/16/2021		$1,400	$1,398

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Puma SE
2.515% due 05/13/2045	AUD	2,652	2,039

Total Australia (Cost $3,907)			3,437

BELGIUM 0.4%
CORPORATE BONDS & NOTES 0.4%
KBC Bank NV
8.000% due 01/25/2023		$4,400	4,537

Total Belgium (Cost $4,518)			4,537

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
4.375% due 05/20/2023		$1,700	1,607
7.250% due 03/17/2044		1,000	987
7.375% due 01/17/2027		800	849
8.375% due 05/23/2021		3,700	4,151

Total Brazil (Cost $6,801)			7,594

CANADA 5.9%
CORPORATE BONDS & NOTES 0.2%
Enbridge, Inc.
1.946% due 06/15/2020		$900	900
2.900% due 07/15/2022 (b)		1,400	1,398

			2,298

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
0.955% due 06/01/2020	CAD	1,509	1,161
1.155% due 07/01/2020		3,810	2,944
1.155% due 08/01/2020		1,337	1,033

			5,138

SOVEREIGN ISSUES 5.3%
Canada Government International Bond
1.500% due 12/01/2044 (e)		1,241	1,178
Canada Housing Trust
2.900% due 06/15/2024 (i)		1,700	1,389
3.150% due 09/15/2023		2,700	2,234
Province of Alberta
1.250% due 06/01/2020 (i)		6,300	4,819
2.350% due 06/01/2025		6,500	5,011
Province of British Columbia
2.300% due 06/18/2026 (i)		7,700	5,921
Province of Ontario
2.500% due 04/27/2026		$4,200	4,133
2.600% due 06/02/2025 (i)	CAD	16,700	13,158
3.150% due 06/02/2022		25,100	20,483
Province of Quebec
2.500% due 09/01/2026		200	156

5.000% due 12/01/2038		3,200	3,288

			61,770

Total Canada (Cost $73,154)			69,206

CAYMAN ISLANDS 4.4%
ASSET-BACKED SECURITIES 4.3%
Blue Hill CLO Ltd.
2.338% due 01/15/2026		$2,800	2,804
Bowman Park CLO Ltd.
2.366% due 11/23/2025		2,800	2,804
Hillmark Funding Ltd.
1.422% due 05/21/2021		178	178
Jamestown CLO Ltd.
2.378% due 01/17/2027		4,000	4,000
MP CLO Ltd.
2.358% due 01/15/2027		5,600	5,603
2.408% due 07/18/2026		2,800	2,806
Nelder Grove CLO Ltd.
2.300% due 08/28/2026		2,800	2,803
Northwoods Capital Ltd.
2.254% due 11/04/2025		5,600	5,611
Octagon Investment Partners Ltd.
2.258% due 04/15/2026		2,800	2,797
OHA Credit Partners Ltd.
2.286% due 07/20/2026		5,500	5,515
Staniford Street CLO Ltd.
2.426% due 06/15/2025		3,100	3,100
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026		5,700	5,711
Symphony CLO LP
2.255% due 01/09/2023		1,857	1,862
THL Credit Wind River CLO Ltd.
2.338% due 04/18/2026		4,300	4,305

			49,899

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		1,200	1,203

Total Cayman Islands (Cost $51,030)			51,102

DENMARK 11.8%
CORPORATE BONDS & NOTES 11.1%
BRFkredit A/S
4.000% due 01/01/2018	DKK	205,200	32,232
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		20,400	3,151
2.000% due 10/01/2047		20,040	3,031
2.500% due 10/01/2037		1,893	302
2.500% due 10/01/2047		2,385	374
Nykredit Realkredit A/S
1.000% due 10/01/2017		130,400	20,129
2.000% due 10/01/2017		20,500	3,167
2.000% due 10/01/2037		17,641	2,766
2.000% due 10/01/2047		41,998	6,309
2.500% due 10/01/2037		34,064	5,470
2.500% due 10/01/2047		98,926	15,427
Realkredit Danmark A/S
2.000% due 01/01/2018		78,800	12,251
2.000% due 10/01/2037		13,124	2,051
2.000% due 10/01/2047		105,176	15,820
2.500% due 10/01/2037		3,107	496
2.500% due 10/01/2047		46,926	7,329

			130,305

SOVEREIGN ISSUES 0.7%
Denmark Government International Bond
3.000% due 11/15/2021		44,100	7,721

Total Denmark (Cost $134,117)			138,026

FRANCE 5.0%
CORPORATE BONDS & NOTES 1.3%
Dexia Credit Local S.A.
1.875% due 09/15/2021		$6,400	6,249
2.250% due 02/18/2020		6,000	6,013

SFR Group S.A.
7.375% due 05/01/2026		2,200	2,395

			14,657

SOVEREIGN ISSUES 3.7%
France Government International Bond
1.250% due 05/25/2036 (i)	EUR	15,700	17,257
2.000% due 05/25/2048 (i)		15,800	18,675
3.250% due 05/25/2045 (i)		5,000	7,596

			43,528

Total France (Cost $54,657)			58,185

GERMANY 0.5%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
4.250% due 10/14/2021		$5,600	5,869

Total Germany (Cost $5,605)			5,869

GREECE 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	275,000	2,436

Total Greece (Cost $2,417)			2,436

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,239

Total Guernsey, Channel Islands (Cost $1,197)			1,239

IRELAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$1,700	1,693
2.400% due 09/23/2021		500	495

Total Ireland (Cost $2,187)			2,188

ITALY 2.9%
CORPORATE BONDS & NOTES 0.1%
Assicurazioni Generali SpA
5.500% due 10/27/2047	EUR	1,000	1,275

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Casa D’este Finance SRL
0.019% due 09/15/2040		990	1,129
Giovecca Mortgages SRL
0.268% due 04/23/2048		137	157

			1,286

SOVEREIGN ISSUES 2.7%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)(i)		4,513	5,206
2.450% due 09/01/2033 (i)		14,100	15,553
2.700% due 03/01/2047 (i)		300	306
2.800% due 03/01/2067 (i)		3,000	2,863
3.250% due 09/01/2046 (i)		100	114
3.450% due 03/01/2048 (i)		6,900	8,033

			32,075

Total Italy (Cost $34,630)			34,636

JAPAN 13.7%
CORPORATE BONDS & NOTES 0.7%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$1,200	1,220

Sumitomo Mitsui Financial Group, Inc.
2.901% due 03/09/2021		6,400	6,596

			7,816

SOVEREIGN ISSUES 13.0%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		4,000	3,890
Japan Bank for International Cooperation
2.000% due 11/04/2021		2,300	2,263
2.500% due 06/01/2022		500	503
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		5,200	5,125
Japan Government International Bond
0.500% due 09/20/2046	JPY	1,070,000	8,714
1.400% due 09/20/2034		12,540,000	129,031
1.600% due 03/20/2033		2,000	21
Tokyo Metropolitan Government
2.500% due 06/08/2022		$2,800	2,813

			152,360

Total Japan (Cost $146,760)			160,176

KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond
2.750% due 03/20/2022		$2,300	2,311
3.500% due 03/20/2027		7,200	7,369

Total Kuwait (Cost $9,418)			9,680

NETHERLANDS 2.2%
ASSET-BACKED SECURITIES 0.6%
Carlyle Global Market Strategies Euro CLO Ltd.
0.690% due 08/15/2027	EUR	4,500	5,146
Chapel BV
0.330% due 11/17/2064		253	286
Highlander Euro CDO BV
0.000% due 05/01/2023		772	883
Panther CDO BV
0.044% due 10/15/2084		237	270

			6,585

CORPORATE BONDS & NOTES 1.6%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	3,000	2,520
Cooperatieve Rabobank UA
2.500% due 01/19/2021		$4,050	4,076
6.875% due 03/19/2020	EUR	1,300	1,746
ING Bank NV
2.625% due 12/05/2022		$6,050	6,105
4.125% due 11/21/2023		200	205
ING Groep NV
2.445% due 03/29/2022		1,800	1,831
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	1,200	1,624
Vonovia Finance BV
5.000% due 10/02/2023		$500	530

			18,637

Total Netherlands (Cost $24,513)			25,222

NORWAY 0.8%
CORPORATE BONDS & NOTES 0.7%
DNB Bank ASA
2.375% due 06/02/2021		$1,400	1,394
DNB Boligkreditt A/S
2.500% due 03/28/2022		2,800	2,822
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,477

			8,693

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,575

Total Norway (Cost $11,303)			10,268

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	16,600	4,404
3.250% due 07/25/2025		300	82

Total Poland (Cost $4,207)			4,486

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	4,400	1,608
4.750% due 01/15/2018 ^		1,500	548

Total Portugal (Cost $6,679)			2,156

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.500% due 01/20/2022		$300	318
4.625% due 06/02/2046		1,200	1,217

Total Qatar (Cost $1,488)			1,535

SAUDI ARABIA 1.0%
SOVEREIGN ISSUES 1.0%
Saudi Government International Bond
2.375% due 10/26/2021		$11,200	11,034
3.250% due 10/26/2026		1,000	993

Total Saudi Arabia (Cost $12,091)			12,027

SLOVENIA 1.2%
SOVEREIGN ISSUES 1.2%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,800	1,864
5.250% due 02/18/2024		8,650	9,926
5.850% due 05/10/2023		2,400	2,806

Total Slovenia (Cost $13,379)			14,596

SPAIN 3.5%
CORPORATE BONDS & NOTES 0.1%
Banco Santander S.A.
6.250% due 09/11/2021 (f)	EUR	1,100	1,304

			1,304

SOVEREIGN ISSUES 3.4%
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,100	1,305
4.900% due 09/15/2021		1,400	1,702
4.950% due 02/11/2020		3,300	4,045
Autonomous Community of Madrid
4.300% due 09/15/2026		3,400	4,764
4.688% due 03/12/2020		1,000	1,287
Spain Government International Bond
0.750% due 07/30/2021 (i)		1,100	1,291
1.450% due 10/31/2027 (b)		2,000	2,248
1.500% due 04/30/2027 (i)		17,300	19,719
2.900% due 10/31/2046 (i)		2,800	3,238

			39,599

Total Spain (Cost $40,291)			40,903

SUPRANATIONAL 1.0%
CORPORATE BONDS & NOTES 1.0%
Asian Development Bank
0.500% due 03/24/2020	AUD	2,100	1,525
4.625% due 03/06/2019	NZD	13,000	9,861

Total Supranational (Cost $12,225)			11,386

SWEDEN 6.8%
CORPORATE BONDS & NOTES 6.8%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	74,100	8,873
2.250% due 09/21/2022		46,300	5,901
Nordea Hypotek AB
1.000% due 04/08/2022		64,100	7,732
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		48,500	5,992
Stadshypotek AB
1.500% due 12/15/2021		69,000	8,525
2.500% due 09/18/2019		72,000	9,032
2.500% due 04/05/2022		$2,200	2,211
4.500% due 09/21/2022	SEK	47,000	6,639
Svenska Handelsbanken AB
2.446% due 03/30/2021		$3,900	3,986
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022	SEK	74,000	9,013
2.000% due 06/17/2026		15,000	1,839
Swedbank Hypotek AB
1.000% due 09/15/2021		11,700	1,419
1.000% due 06/15/2022		26,900	3,239
3.750% due 12/20/2017		40,700	4,930

Total Sweden (Cost $78,060)			79,331

SWITZERLAND 1.6%
CORPORATE BONDS & NOTES 1.4%
Credit Suisse AG
3.000% due 10/29/2021		$1,200	1,224
6.500% due 08/08/2023		3,800	4,282
UBS AG
1.799% due 06/08/2020		3,500	3,507
2.200% due 06/08/2020		2,400	2,404
5.125% due 05/15/2024		1,263	1,337
UBS Group Funding Switzerland AG
4.125% due 04/15/2026		3,100	3,239

			15,993

SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	1,400	2,209

Total Switzerland (Cost $17,696)			18,202

UNITED KINGDOM 10.9%
CORPORATE BONDS & NOTES 5.4%
Barclays Bank PLC
7.625% due 11/21/2022		$4,400	5,041
7.750% due 04/10/2023		5,338	5,571
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	3,085	3,649
7.000% due 09/15/2019 (f)	GBP	1,700	2,267
8.250% due 12/15/2018 (f)		$3,934	4,180
British Telecommunications PLC
9.125% due 12/15/2030		1,200	1,829
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	700	1,040
Frontier Finance PLC
8.000% due 03/23/2022		2,400	3,056
HSBC Holdings PLC
3.459% due 03/08/2021		$1,300	1,371
5.100% due 04/05/2021		2,300	2,502
6.500% due 05/20/2024	GBP	1,800	3,019
Lloyds Banking Group PLC
7.000% due 06/27/2019 (f)		1,500	2,031
7.625% due 06/27/2023 (f)		3,380	4,883
7.875% due 06/27/2029 (f)		400	611
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$1,300	1,292
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	2,641	3,207
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$1,200	1,219
3.125% due 01/08/2021		1,200	1,220
7.375% due 06/24/2022 (f)	GBP	1,000	1,371

Severn Trent Utilities Finance PLC
6.250% due 06/07/2029		500	921
Tesco PLC
5.000% due 03/24/2023		600	864
6.125% due 02/24/2022		3,300	4,934
Tesco Property Finance PLC
5.411% due 07/13/2044		834	1,172
5.744% due 04/13/2040		489	706
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		400	538
5.000% due 04/15/2027		1,300	1,748
Virgin Money PLC
2.250% due 04/21/2020		2,200	2,930

			63,172

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Business Mortgage Finance PLC
2.315% due 02/15/2041		2,489	3,173
EuroMASTR PLC
0.489% due 06/15/2040		340	422
Eurosail PLC
1.240% due 06/13/2045		2,466	3,108
Paragon Mortgages PLC
0.675% due 05/15/2041		487	616
Preferred Residential Securities PLC
1.039% due 12/15/2042		795	934
Ripon Mortgages PLC
1.172% due 08/20/2056		4,500	5,878
RMAC Securities PLC
1.378% due 06/12/2044		$293	281
Southern Pacific Financing PLC
0.889% due 12/10/2042	GBP	456	554
Towd Point Mortgage Funding PLC
1.504% due 02/20/2054		4,261	5,591
Uropa Securities PLC
0.489% due 06/10/2059		765	961
0.639% due 06/10/2059		177	211
0.839% due 06/10/2059		139	163
1.039% due 06/10/2059		148	172

			22,064

SOVEREIGN ISSUES 3.6%
United Kingdom Gilt
3.250% due 01/22/2044 (i)		4,200	6,993
3.500% due 01/22/2045 (i)		3,200	5,598
4.250% due 12/07/2040 (i)		13,100	24,755
4.750% due 12/07/2030 (i)		200	363
4.750% due 12/07/2038 (i)		2,100	4,152

			41,861

Total United Kingdom (Cost $127,909)			127,097

UNITED STATES 32.1%
ASSET-BACKED SECURITIES 1.9%
ACE Securities Corp. Home Equity Loan Trust
1.686% due 10/25/2035		$2,000	1,978
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.086% due 07/25/2034		642	617
Amortizing Residential Collateral Trust
1.796% due 07/25/2032		8	7
1.916% due 10/25/2031		2	2
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.036% due 02/25/2034		341	317
Bear Stearns Asset-Backed Securities Trust
1.616% due 09/25/2046		1,169	1,033
CIT Group Home Equity Loan Trust
1.564% due 06/25/2033		36	35
Citigroup Mortgage Loan Trust, Inc.
1.276% due 07/25/2045		1,013	753
1.286% due 05/25/2037		116	86
Countrywide Asset-Backed Certificates
1.556% due 12/25/2036 ^		90	50
1.696% due 12/25/2031 ^		9	7
2.191% due 06/25/2035		82	82
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 01/25/2032		2	2
Credit-Based Asset Servicing and Securitization LLC
1.336% due 07/25/2037		198	130
Home Equity Asset Trust
1.816% due 11/25/2032		1	1

Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		418	151
Lehman XS Trust
1.366% due 04/25/2037 ^		733	602
Merrill Lynch Mortgage Investors Trust
1.296% due 09/25/2037		198	74
1.336% due 02/25/2037		48	23
1.716% due 06/25/2036		501	494
Morgan Stanley ABS Capital, Inc. Trust
1.266% due 07/25/2036		110	71
2.161% due 06/25/2034		991	971
Morgan Stanley Home Equity Loan Trust
1.566% due 04/25/2037		1,607	1,037
Morgan Stanley Mortgage Loan Trust
1.576% due 04/25/2037		502	253
5.919% due 09/25/2046 ^		1,858	934
Navient Private Education Loan Trust
1.859% due 09/16/2024		1,150	1,151
OneMain Financial Issuance Trust
2.470% due 09/18/2024		1,673	1,677
People’s Choice Home Loan Securities Trust
2.566% due 01/25/2035		2,000	1,822
Popular ABS Mortgage Pass-Through Trust
1.526% due 06/25/2047 ^		1,769	1,363
Renaissance Home Equity Loan Trust
1.716% due 12/25/2033		344	339
Residential Asset Mortgage Products Trust
1.981% due 06/25/2035		1,029	1,021
Residential Asset Securities Corp. Trust
1.716% due 07/25/2032 ^		21	19
Securitized Asset-Backed Receivables LLC Trust
1.266% due 12/25/2036		39	23
1.276% due 12/25/2036 ^		33	12
1.346% due 05/25/2037 ^		536	422
SG Mortgage Securities Trust
1.366% due 10/25/2036		1,800	1,428
Soundview Home Loan Trust
1.276% due 11/25/2036		35	14
1.346% due 12/25/2036		629	625
1.466% due 08/25/2037		3,000	2,492
Structured Asset Investment Loan Trust
1.576% due 10/25/2035		424	425
Structured Asset Securities Corp. Mortgage Loan Trust
2.551% due 04/25/2035		229	219
Washington Mutual Asset-Backed Certificates Trust
1.276% due 10/25/2036		54	27

			22,789

CORPORATE BONDS & NOTES 5.5%
AbbVie, Inc.
2.300% due 05/14/2021		1,800	1,797
3.200% due 11/06/2022		800	821
American International Group, Inc.
3.900% due 04/01/2026		4,200	4,305
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		1,400	1,420
3.300% due 02/01/2023		1,200	1,237
AT&T, Inc.
1.800% due 09/04/2026	EUR	2,500	2,830
2.023% due 07/15/2021		$3,300	3,336
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	341
Brixmor Operating Partnership LP
4.125% due 06/15/2026		2,700	2,690
Charter Communications Operating LLC
4.464% due 07/23/2022		600	640
4.908% due 07/23/2025		2,200	2,381
6.384% due 10/23/2035		4,200	4,997
Citigroup, Inc.
2.150% due 06/07/2019		2,400	2,423
2.650% due 10/26/2020		1,700	1,717
eBay, Inc.
2.093% due 01/30/2023		500	503
Emera U.S. Finance LP
2.700% due 06/15/2021		3,100	3,107
Fidelity National Information Services, Inc.
0.400% due 01/15/2021 (b)	EUR	600	684
1.700% due 06/30/2022 (b)	GBP	500	647
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		$800	893
JPMorgan Chase & Co.
2.550% due 03/01/2021		2,900	2,916
Kinder Morgan, Inc.
5.000% due 02/15/2021		600	644

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	14,600	947
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	3,800	3,740
Navient Corp. CPI Linked Security
4.431% due 01/16/2018	16	397
OneMain Financial Holdings LLC
6.750% due 12/15/2019	400	422
Pricoa Global Funding
2.200% due 06/03/2021	2,500	2,471
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	700	763
6.250% due 03/15/2022	200	227
Santander Holdings USA, Inc.
2.642% due 11/24/2017	800	803
Southern Co.
2.950% due 07/01/2023	3,200	3,183
Spectra Energy Partners LP
1.920% due 06/05/2020	600	603
Ventas Realty LP
3.125% due 06/15/2023	1,500	1,493
Verizon Communications, Inc.
5.250% due 03/16/2037	3,000	3,239
Wells Fargo & Co.
2.263% due 01/24/2023	2,800	2,831
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,626
3.550% due 04/01/2025	1,500	1,518

		64,592

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
CenturyLink, Inc.
1.375% due 01/31/2025	2,300	2,278
Energy Future Intermediate Holding Co. LLC
4.295% due 06/30/2017	2,500	2,505

		4,783

MUNICIPAL BONDS & NOTES 0.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	914
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	365	365
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	137
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	576

		1,992

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
Adjustable Rate Mortgage Trust
3.598% due 09/25/2035	204	191
4.028% due 07/25/2035	270	265
Ally Financial, Inc.
2.500% due 12/15/2017 (g)	5,000	4,985
American Home Mortgage Assets Trust
1.406% due 09/25/2046 ^	1,244	1,050
American Home Mortgage Investment Trust
2.914% due 09/25/2045	265	263
Banc of America Funding Trust
3.391% due 11/20/2034	807	771
3.559% due 01/20/2047 ^	207	195
3.580% due 10/20/2046 ^	924	699
5.500% due 09/25/2035	1,278	1,355
5.750% due 11/25/2035	537	558
6.000% due 08/25/2036 ^	232	228
Banc of America Mortgage Trust
3.182% due 07/25/2035	95	88
3.209% due 09/25/2035 ^	248	240
BCAP LLC Trust
0.505% due 01/26/2047	863	780
3.114% due 02/26/2036	198	199
5.250% due 02/26/2036	1,184	999
5.250% due 08/26/2037	885	914
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035	148	148
2.950% due 02/25/2033	5	5
3.190% due 05/25/2033	65	66
3.191% due 10/25/2035	3	3
3.249% due 11/25/2034	1,016	827
3.274% due 10/25/2033	131	132
3.282% due 02/25/2036 ^	445	440
3.283% due 05/25/2034	117	111

3.667% due 05/25/2034	313	305
3.680% due 02/25/2034	22	22
Bear Stearns ALT-A Trust
3.250% due 11/25/2036 ^	1,780	1,472
3.365% due 08/25/2036 ^	88	68
3.392% due 11/25/2036 ^	573	527
3.393% due 11/25/2035 ^	70	59
3.471% due 08/25/2036 ^	1,666	1,247
Bear Stearns Asset-Backed Securities Trust
1.466% due 08/25/2020 ^	231	155
Bear Stearns Structured Products, Inc. Trust
3.421% due 01/26/2036	158	145
Bella Vista Mortgage Trust
1.712% due 05/20/2045	37	27
Chase Mortgage Finance Trust
3.445% due 02/25/2037	575	579
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	131	126
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035	500	518
3.176% due 08/25/2035	323	325
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.127% due 09/25/2035 ^	2,138	1,902
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	307	308
Commercial Mortgage Trust
0.658% due 03/10/2046 (a)	12,000	350
1.804% due 01/10/2046 (a)	18,376	892
Countrywide Alternative Loan Trust
1.376% due 02/25/2047	480	451
1.386% due 05/25/2047	430	385
1.416% due 06/25/2037	1,253	1,152
1.422% due 03/20/2046	75	64
1.426% due 05/25/2035	1,321	1,107
1.426% due 07/25/2046 ^	65	53
1.426% due 07/25/2046	1,036	984
1.466% due 09/25/2046 ^	1,684	549
1.476% due 07/25/2046 ^	931	662
1.492% due 09/20/2046	1,346	592
1.496% due 12/25/2035	43	39
1.566% due 05/25/2037 ^	665	366
1.616% due 06/25/2036 ^	409	265
2.132% due 08/25/2035	409	414
2.159% due 11/25/2035	530	501
2.699% due 11/25/2035	377	366
5.250% due 06/25/2035 ^	246	234
6.250% due 08/25/2037 ^	578	512
6.500% due 08/25/2032	281	280
Countrywide Home Loan Mortgage Pass-Through Trust
1.556% due 03/25/2036	356	232
1.656% due 05/25/2035	419	288
1.796% due 04/25/2035	66	59
1.856% due 03/25/2035	1,280	1,057
1.876% due 02/25/2035	204	196
1.896% due 02/25/2035	91	86
3.121% due 01/20/2035	105	105
3.123% due 11/25/2034	52	51
3.174% due 09/25/2047 ^	946	887
3.183% due 04/20/2036 ^	258	236
3.252% due 11/20/2034	681	678
3.264% due 08/25/2034 ^	43	40
3.309% due 02/20/2036 ^	606	545
3.330% due 11/19/2033	9	9
3.399% due 08/25/2034 ^	88	81
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	712	429
Credit Suisse First Boston Mortgage Securities Corp.
2.366% due 03/25/2034 ^	52	51
2.989% due 07/25/2033	16	16
6.000% due 12/25/2035	337	333
DBUBS Mortgage Trust
0.379% due 11/10/2046 (a)	15,100	154
0.927% due 11/10/2046 (a)	11,714	221
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	615	548
Deutsche ALT-B Securities, Inc.
1.316% due 10/25/2036 ^	79	60
6.300% due 07/25/2036 ^	489	413
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.366% due 06/26/2035	105	105
First Horizon Alternative Mortgage Securities Trust
2.914% due 08/25/2035 ^	1,006	877
First Horizon Mortgage Pass-Through Trust
3.142% due 08/25/2035	144	125
5.000% due 10/25/2020	40	40

GMAC Mortgage Corp. Loan Trust
3.957% due 06/25/2034	43	42
GreenPoint Mortgage Funding Trust
1.396% due 01/25/2037	1,050	974
1.416% due 12/25/2046 ^	1,044	806
1.426% due 04/25/2036	653	573
1.486% due 11/25/2045	74	65
1.656% due 06/25/2045	307	280
Greenpoint Mortgage Pass-Through Certificates
3.718% due 10/25/2033	83	83
GS Mortgage Securities Corp.
0.395% due 05/03/2032 (a)	65,000	1,245
1.731% due 02/10/2046 (a)	17,832	1,201
GS Mortgage Securities Trust
2.412% due 11/10/2045 (a)	21,961	1,726
GSR Mortgage Loan Trust
1.476% due 08/25/2046	851	514
2.560% due 03/25/2033	120	119
3.109% due 09/25/2035	251	255
3.532% due 05/25/2035	250	248
HarborView Mortgage Loan Trust
1.194% due 09/19/2037	1,143	1,040
1.404% due 07/21/2036	685	599
1.449% due 03/19/2036	172	135
1.489% due 02/19/2036	526	436
1.519% due 11/19/2035	920	859
1.909% due 01/19/2035	58	47
3.575% due 07/19/2035	105	94
3.583% due 07/19/2035 ^	17	16
HomeBanc Mortgage Trust
1.396% due 12/25/2036	41	39
Impac CMB Trust
1.876% due 03/25/2035	38	36
1.996% due 10/25/2034	419	404
IndyMac Mortgage Loan Trust
1.264% due 06/25/2037	741	720
1.426% due 05/25/2046	1,471	1,350
1.466% due 02/25/2037	1,600	1,129
1.506% due 11/25/2036 ^	544	385
3.079% due 12/25/2034	157	150
3.196% due 08/25/2035	284	237
3.522% due 11/25/2035 ^	640	609
JPMorgan Alternative Loan Trust
1.456% due 10/25/2036	4,130	3,576
3.286% due 12/25/2035 ^	3,009	2,681
5.500% due 11/25/2036 ^	7	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.263% due 12/15/2047 (a)	73,899	3,335
JPMorgan Mortgage Trust
2.980% due 11/25/2033	100	96
3.222% due 10/25/2035	241	242
3.258% due 07/27/2037	1,182	1,129
3.317% due 02/25/2036 ^	743	700
3.373% due 08/25/2035	542	544
3.576% due 07/25/2035	270	273
Lehman XS Trust
1.536% due 11/25/2046 ^	796	445
MASTR Adjustable Rate Mortgages Trust
1.426% due 04/25/2046	321	243
1.556% due 05/25/2047 ^	1,035	529
MASTR Alternative Loan Trust
1.616% due 03/25/2036	464	105
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.599% due 12/15/2030	3	3
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035	273	261
3.083% due 02/25/2033	134	130
3.126% due 06/25/2035	397	390
3.635% due 06/25/2037	312	311
Merrill Lynch Mortgage-Backed Securities Trust
3.519% due 04/25/2037 ^	30	27
Morgan Stanley Bank of America Merrill Lynch Trust
1.434% due 05/15/2046 (a)	53,731	2,694
1.625% due 02/15/2046 (a)	21,107	1,221
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.121% due 10/25/2035	448	420
3.696% due 02/25/2036 ^	178	151
3.794% due 08/25/2035	590	584
5.820% due 03/25/2047	501	500
6.138% due 03/25/2047	429	427
RBSSP Resecuritization Trust
2.937% due 10/26/2036	205	207
Residential Accredit Loans, Inc. Trust
1.366% due 02/25/2047	1,404	864
1.426% due 04/25/2046	85	45
1.516% due 01/25/2035	489	488

3.571% due 08/25/2035 ^	127	79
4.336% due 09/25/2035 ^	295	250
6.000% due 06/25/2037 ^	586	510
Residential Asset Securitization Trust
1.666% due 12/25/2036 ^	411	155
6.250% due 10/25/2036 ^	282	257
6.500% due 08/25/2036 ^	750	468
Residential Funding Mortgage Securities, Inc. Trust
3.526% due 09/25/2035 ^	303	254
3.540% due 06/25/2035	412	405
Sequoia Mortgage Trust
1.562% due 07/20/2033	262	249
3.075% due 04/20/2035	167	174
Structured Adjustable Rate Mortgage Loan Trust
1.436% due 05/25/2037	82	72
2.132% due 01/25/2035	37	33
2.915% due 10/25/2037 ^	345	296
3.383% due 04/25/2035	1,353	1,329
3.396% due 02/25/2034	174	174
3.449% due 04/25/2034	343	345
Structured Asset Mortgage Investments Trust
1.406% due 07/25/2046 ^	1,078	904
1.426% due 04/25/2036	399	362
1.436% due 09/25/2047	153	137
1.459% due 07/19/2035	208	204
1.526% due 12/25/2035 ^	34	29
1.676% due 05/25/2045	435	393
1.789% due 07/19/2034	8	8
2.232% due 08/25/2047 ^	1,812	1,685
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.704% due 05/25/2032	5	5
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	21
Thornburg Mortgage Securities Trust
2.970% due 06/25/2047 ^	2,360	2,145
UBS-Barclays Commercial Mortgage Trust
1.890% due 12/10/2045 (a)	58,269	3,896
UBS-Citigroup Commercial Mortgage Trust
2.427% due 01/10/2045 (a)	13,270	1,025
WaMu Mortgage Pass-Through Certificates Trust
1.496% due 11/25/2045	353	320
1.502% due 12/25/2046	432	417
1.506% due 07/25/2045	603	589
1.506% due 10/25/2045	161	160
1.526% due 01/25/2045	164	160
1.632% due 05/25/2046	1,210	1,147
1.856% due 01/25/2045	110	109
1.956% due 11/25/2034	911	899
2.083% due 12/25/2046	559	548
2.132% due 06/25/2042	83	80
2.132% due 08/25/2042	66	64
2.145% due 11/25/2046	177	170
2.196% due 11/25/2034	618	610
2.763% due 04/25/2037 ^	1,301	1,152
2.778% due 12/25/2036 ^	44	41
2.809% due 03/25/2036	1,294	1,185
2.843% due 08/25/2034	446	451
2.996% due 02/25/2037 ^	636	582
3.033% due 03/25/2035	548	555
3.061% due 12/25/2035	845	784
3.064% due 06/25/2033	66	67
3.137% due 03/25/2034	417	425
3.141% due 02/25/2037 ^	391	372
Washington Mutual Mortgage Loan Trust
1.887% due 05/25/2041	4	4
Washington Mutual Mortgage Pass-Through Certificates Trust
1.466% due 07/25/2046 ^	77	35
1.672% due 07/25/2046 ^	515	357
1.702% due 05/25/2046	1,907	1,576
3.257% due 02/25/2033	2	2
6.000% due 10/25/2035 ^	639	504
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	162	150
Wells Fargo Mortgage-Backed Securities Trust
3.107% due 03/25/2036	84	84
3.195% due 04/25/2036	225	226
6.000% due 10/25/2036 ^	204	200
Wells Fargo-RBS Commercial Mortgage Trust
0.405% due 03/15/2048 (a)	26,228	500
1.490% due 03/15/2045 (a)	56,568	2,726

		113,595

U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae
1.276% due 07/25/2037	471	462

1.336% due 03/25/2034		8	8
1.366% due 08/25/2034		6	6
1.616% due 06/25/2029 - 06/25/2036		128	128
1.666% due 01/25/2044		682	685
1.866% due 03/01/2033		71	72
1.892% due 06/01/2043 - 10/01/2044		173	175
2.377% due 01/25/2022 (a)		18,338	1,148
2.786% due 05/01/2026		7	7
2.887% due 12/01/2034		33	35
2.951% due 11/01/2034		713	755
2.954% due 09/01/2035		30	32
3.021% due 06/01/2035		56	58
3.490% due 12/01/2020		4,672	4,878
4.295% due 12/01/2036		63	67
5.700% due 08/01/2018		2,073	2,086
6.000% due 04/25/2043 - 07/25/2044		603	692
6.500% due 06/25/2044		12	14
Fannie Mae, TBA
3.000% due 08/01/2047		22,200	22,132
3.500% due 08/01/2032 - 09/01/2047		31,300	32,092
FDIC Structured Sale Guaranteed Bonds
1.551% due 11/29/2037		237	237
Federal Housing Administration
6.896% due 07/01/2020		123	120
Freddie Mac
0.991% due 09/25/2022 (a)		22,769	844
1.146% due 11/25/2022 (a)		27,839	1,254
1.345% due 01/15/2038		2,115	2,107
1.447% due 08/25/2019 (a)		36,357	890
1.476% due 08/25/2031		22	22
1.540% due 11/25/2019 (a)		31,904	918
1.609% due 12/15/2031		31	31
1.632% due 01/15/2038 (a)		2,115	122
1.759% due 12/15/2037		677	682
1.892% due 10/25/2044		636	645
2.868% due 08/01/2035		39	42
2.874% due 06/01/2024		10	10
3.021% due 09/01/2035		36	39
3.125% due 03/01/2036		225	230
3.196% due 10/01/2035		32	32
3.301% due 11/01/2035		42	45
Ginnie Mae
2.250% due 10/20/2029		11	11
6.000% due 08/20/2034		3,893	4,443
NCUA Guaranteed Notes
1.464% due 03/06/2020		126	126

			78,382

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Bonds
5.250% due 02/15/2029 (m)		300	388
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (m)		216	216
0.125% due 04/15/2022 (i)		20,713	20,620
0.125% due 07/15/2022 (i)(k)(m)		24,138	24,118
0.125% due 01/15/2023 (i)(k)(m)		21,294	21,107
0.625% due 01/15/2026 (m)		51	52
0.750% due 02/15/2045 (m)		52	49
2.000% due 01/15/2026 (i)(m)		554	621
2.375% due 01/15/2025 (m)		65	74
2.500% due 01/15/2029 (i)		2,050	2,467
U.S. Treasury STRIPS
0.000% due 11/15/2023 (d)(i)(k)(m)		7,300	6,373
0.000% due 05/15/2026 (d)(i)(k)(m)		17,300	14,031

			90,116

Total United States (Cost $371,991)			376,249

SHORT-TERM INSTRUMENTS 15.8%
REPURCHASE AGREEMENTS (h) 0.3%			3,436

JAPAN TREASURY BILLS 13.9%
(0.129)% due 07/18/2017 - 09/11/2017 (c)(d)	JPY	18,290,000	162,628

MEXICO TREASURY BILLS 0.9%
7.017% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	197,600	10,417

U.S. TREASURY BILLS 0.7%
0.957% due 08/31/2017 (c)(d)(m)		$7,841	7,829

Total Short-Term Instruments (Cost $185,828)		184,310

Total Investments in Securities (Cost $1,438,058)		1,456,079

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,261	131

Total Short-Term Instruments (Cost $131)		131

Total Investments in Affiliates (Cost $131)		131

Total Investments 124.4% (Cost $1,438,189)		$1,456,210
Financial Derivative Instruments (j)(l) 1.3% (Cost or Premiums, net $(1,199))		15,191
Other Assets and Liabilities, net (25.7)%		(300,613)

Net Assets 100.0%		$1,170,788

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$4,987	$4,985	0.43%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$3,436	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(3,509)	$3,436	$3,436

Total Repurchase Agreements						$(3,509)	$3,436	$3,436

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	1.000%	04/07/2017	07/07/2017		$(8,837)	$(8,859)
BPS	(0.400)	07/03/2017	08/03/2017	EUR	(2,366)	(2,702)
	(0.350)	05/03/2017	08/03/2017		(17,532)	(20,012)
	(0.350)	05/04/2017	08/03/2017		(4,330)	(4,943)
	(0.350)	06/14/2017	08/03/2017		(364)	(415)
	(0.300)	06/21/2017	08/03/2017		(1,081)	(1,234)
BSN	0.980	04/05/2017	07/06/2017		$(16,703)	(16,743)
	1.070	05/03/2017	07/28/2017		(962)	(964)
GRE	1.160	05/12/2017	07/12/2017		(20,677)	(20,712)
IND	(0.350)	06/16/2017	08/03/2017	EUR	(17,100)	(19,528)
	0.390	04/20/2017	07/20/2017	GBP	(33,571)	(43,758)
	1.000	04/07/2017	07/07/2017		$(10,355)	(10,380)
	1.030	05/02/2017	07/03/2017		(13,570)	(13,595)
	1.070	05/22/2017	07/03/2017		(528)	(529)
	1.080	04/25/2017	08/25/2017		(1,901)	(1,905)
	1.300	07/03/2017	10/03/2017		(14,048)	(14,048)
MBC	(0.450)	06/05/2017	07/27/2017	EUR	(6,277)	(7,167)
MEI	0.850	06/14/2017	07/14/2017	CAD	(17,389)	(13,415)
	0.850	06/30/2017	07/10/2017		(3,077)	(2,373)
SCX	(0.530)	04/25/2017	07/27/2017	EUR	(15,350)	(17,515)
	(0.530)	05/23/2017	07/27/2017		(6,694)	(7,640)
	(0.520)	06/05/2017	07/27/2017		(5,864)	(6,695)
UBS	(0.430)	05/25/2017	07/27/2017		(1,534)	(1,752)
	(0.430)	06/12/2017	07/27/2017		(213)	(243)

Total Reverse Repurchase Agreements						$(237,127)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
BPG	1.350%	06/21/2017	07/21/2017		$(3,876)	$(3,877)
GSC	1.240	06/08/2017	07/10/2017		(2,046)	(2,048)
TDM	0.770	06/22/2017	07/14/2017	CAD	(1,830)	(1,383)
	0.850	06/12/2017	07/13/2017		(7,877)	(5,864)
	0.870	06/21/2017	07/14/2017		(3,192)	(2,403)

Total Sale-Buyback Transactions						$(15,575)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.4)%
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	4.000%	08/01/2047	$4,000	$(4,204)	$(4,197)

Total Short Sales (0.4)%				$(4,204)	$(4,197)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(233,807) at a weighted average interest rate of 0.339%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(6) of deferred price drop.

(i)	Securities with an aggregate market value of $249,560 and cash of $1,881 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.000	08/25/2017	806	$7	$1
Put - CBOT U.S. Treasury 5-Year Note September Futures	109.250	08/25/2017	318	2	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/25/2017	1,435	12	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	116.500	08/25/2017	7	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/25/2017	68	1	1
Call - CBOT U.S. Treasury 30-Year Bond September Futures	182.000	08/25/2017	216	2	0
Call - CBOT U.S. Treasury 30-Year Bond September Futures	184.000	08/25/2017	21	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September Futures	120.000	08/25/2017	84	1	3
Put - CBOT U.S. Treasury Ultra Long-Term Bond September Futures	125.000	08/25/2017	62	1	2
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	642	56	52

				$82	$61

Total Purchased Options				$82	$61

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/25/2017	75	$(28)	$(25)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	75	(37)	(15)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	642	(68)	(24)

				$(133)	$(64)

Total Written Options				$(133)	$(64)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2018	206		$50,697	$(42)	$0	$(10)
90-Day Eurodollar September Futures	09/2017	743		183,233	69	0	(9)
Australia Government 3-Year Note September Futures	09/2017	27	AUD	2,317	(14)	0	(6)
Australia Government 10-Year Bond September Futures	09/2017	121		12,021	(187)	0	(138)
Call Options Strike @ EUR 135.500 on Euro-BOBL September Futures	08/2017	91	EUR	1	0	0	0
Call Options Strike @ EUR 161.000 on Euro-OAT September Futures	09/2017	215		2	0	0	0
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond September Futures	09/2017	32		0	0	0	0
Canada Government 10-Year Bond September Futures	09/2017	4	CAD	434	(12)	0	(6)
Euro-Bono September Futures	09/2017	9	EUR	1,422	3	1	(13)
Euro-BTP Italy Government Bond September Futures	09/2017	142		21,918	208	0	(290)
Euro-Bund 10-Year Bond September Futures	09/2017	168		31,060	(502)	0	(303)
Japan Government 10-Year Bond September Futures	09/2017	63	JPY	84,080	(243)	0	(230)
Put Options Strike @ EUR 152.500 on Euro-Bund 10-Year Bond September Futures	09/2017	168	EUR	6	4	1	0
U.S. Treasury 5-Year Note September Futures	09/2017	294		$34,644	(79)	0	(51)
U.S. Treasury 10-Year Note September Futures	09/2017	1,435		180,137	(511)	0	(404)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	155		25,711	263	0	(107)
United Kingdom Long Gilt September Futures	09/2017	101	GBP	16,518	(242)	0	(146)

					$(1,285)	$2	$(1,713)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	206		$(50,545)	$(227)	$18	$0
90-Day Eurodollar September Futures	09/2018	743		(182,574)	(340)	56	0
Euro-Bobl September Futures	09/2017	111	EUR	(16,697)	159	61	0
Euro-Buxl 30-Year Bond September Futures	09/2017	8		(1,494)	48	32	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	215		(36,461)	457	319	0
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond September Futures	09/2017	70		(63)	(20)	0	(20)
U.S. Treasury 30-Year Bond September Futures	09/2017	239		$(36,731)	(155)	134	0

					$(78)	$620	$(20)

Total Futures Contracts					$(1,363)	$622	$(1,733)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	1.000%	12/20/2020	0.169%		$3,000	$(88)	$2	$(86)	$1	$0
BASF SE	1.000	12/20/2020	0.169	EUR	200	(6)	(1)	(7)	0	0
BAT International Finance PLC	1.000	12/20/2020	0.324		2,100	(45)	(13)	(58)	1	0
Bayer AG	1.000	12/20/2020	0.228		1,300	(29)	(12)	(41)	2	0
Fortum OYJ	1.000	12/20/2020	0.367		200	(4)	(1)	(5)	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.197		1,900	(60)	(2)	(62)	0	0
Pfizer, Inc.	1.000	12/20/2020	0.161		$2,000	(58)	0	(58)	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.164		3,400	(100)	2	(98)	0	0
Telia Co. AB	1.000	12/20/2020	0.301	EUR	900	(22)	(4)	(26)	0	0
United Utilities PLC	1.000	12/20/2020	0.428		300	(5)	(2)	(7)	0	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.124		$2,100	(58)	(5)	(63)	0	0

						$(475)	$(36)	$(511)	$4	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Deutsche Bank AG	1.000%	12/20/2017	0.149%	EUR 1,000	$5	$0	$5	$0	$0
Royal Bank of Scotland PLC	1.000	12/20/2017	0.115	1,100	6	0	6	0	0
Shell International Finance BV	1.000	12/20/2026	0.933	2,000	(36)	51	15	0	(1)
Telecom Italia SpA	1.000	06/20/2024	1.984	800	(61)	3	(58)	1	0
Tesco PLC	1.000	06/20/2022	1.525	4,700	(231)	97	(134)	0	0

					$(317)	$151	$(166)	$1	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022		$27,200	$(485)	$(27)	$(512)	$0	$(14)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	253,600	(2,992)	(3,692)	(6,684)	209	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		69,800	(979)	(772)	(1,751)	68	0
iTraxx Europe Senior 25 5-Year Index	1.000	06/20/2021		42,200	(96)	(1,040)	(1,136)	3	0

					$(4,552)	$(5,531)	$(10,083)	$280	$(14)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.895%	01/02/2025	BRL	9,300	$0	$(68)	$(68)	$10	$0
Pay	1-Year BRL-CDI	9.973	01/02/2025		9,100	0	(58)	(58)	10	0
Pay	1-Year BRL-CDI	10.300	01/02/2025		32,100	157	(243)	(86)	33	0
Pay	1-Year BRL-CDI	12.800	01/02/2025		1,900	19	26	45	1	0
Receive (6)	3-Month CAD Bank Bill	1.850	09/15/2027	CAD	10,100	148	48	196	48	0
Pay (6)	3-Month CAD-Bank Bill	1.400	09/13/2019		47,000	(45)	(19)	(64)	0	(20)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	7,200	(12)	(30)	(42)	0	(32)
Pay	3-Month USD-LIBOR	1.000	05/15/2018		$112,600	(449)	20	(429)	0	(10)
Pay (6)	3-Month USD-LIBOR	1.750	06/18/2018		409,200	33	409	442	0	(32)
Receive (6)	3-Month USD-LIBOR	1.250	05/15/2019		112,600	700	(157)	543	34	0
Receive (6)	3-Month USD-LIBOR	2.250	06/18/2019		409,200	(28)	(789)	(817)	74	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		288,800	1,815	193	2,008	122	0
Pay	3-Month USD-LIBOR	1.228	06/12/2022		23,700	0	(10)	(10)	0	(2)
Pay	3-Month USD-LIBOR	1.267	06/19/2022		49,900	4	(42)	(38)	0	(6)
Receive	3-Month USD-LIBOR	2.000	08/31/2022		4,500	(47)	14	(33)	8	0
Receive (6)	3-Month USD-LIBOR	2.250	12/20/2022		23,200	(332)	131	(201)	49	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		22,500	(843)	870	27	51	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		69,700	900	444	1,344	163	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		121,720	3,909	1,312	5,221	381	0
Receive (6)	3-Month USD-LIBOR	2.500	12/20/2027		15,000	241	(59)	182	0	(47)
Receive	3-Month USD-LIBOR	2.500	06/15/2036		3,300	58	(63)	(5)	0	(13)
Receive (6)	3-Month USD-LIBOR	2.098	07/01/2041		30,100	512	67	579	5	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		9,200	431	187	618	39	0
Receive (6)	3-Month USD-LIBOR	2.953	11/12/2049		2,300	0	(139)	(139)	11	0
Receive (6)	3-Month USD-LIBOR	2.955	11/12/2049		8,800	0	(535)	(535)	42	0
Pay	3-Month ZAR-JIBAR	8.500	03/15/2027	ZAR	83,900	(53)	269	216	0	(53)
Receive (6)	6-Month EUR-EURIBOR	0.000	09/20/2019	EUR	124,900	183	52	235	0	(100)
Receive (6)	6-Month EUR-EURIBOR	0.250	09/20/2022		152,300	(349)	(373)	(722)	0	(705)
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		13,500	534	(77)	457	0	(107)
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027		38,900	336	(222)	114	99	(308)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		32,900	(119)	525	406	591	(233)
Receive (6)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	34,700	68	(68)	0	0	(143)
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022		8,900	11	6	17	51	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		47,300	(956)	178	(778)	608	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		3,250	218	(85)	133	0	(107)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	13,370,000	229	(85)	144	0	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		3,270,000	(769)	141	(628)	22	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026		1,130,000	115	(40)	75	0	(17)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		210,000	22	(8)	14	0	(4)
Receive (6)	6-Month JPY-LIBOR	0.300	09/20/2027		480,000	16	(9)	7	0	(9)
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		850,000	1,113	(234)	879	0	(29)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		1,860,000	(3,890)	851	(3,039)	178	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020	MXN	171,900	(379)	79	(300)	0	(12)
Pay	28-Day MXN-TIIE	7.317	03/23/2022		30,700	0	38	38	0	(4)
Pay	28-Day MXN-TIIE	7.740	02/22/2027		117,600	(19)	294	275	0	(38)

						$3,482	$2,741	$6,223	$2,630	$(2,030)

Total Swap Agreements						$(1,862)	$(2,675)	$(4,537)	$2,915	$(2,045)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $6,899 and cash of $15,356 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	67,655		$51,330	$0	$(670)
	07/2017	CNH	54,714		8,007	0	(62)
	07/2017	EUR	3,467		3,892	0	(67)
	07/2017		$7,764	EUR	6,905	123	0
	08/2017		51,312	AUD	67,655	668	0
	12/2017		7,922	CNH	54,714	62	0
BOA	07/2017	BRL	68,600		$23,638	2,931	0
	07/2017	DKK	103,685		15,669	0	(257)
	07/2017	GBP	5,001		6,427	0	(86)
	07/2017	NZD	68,445		49,698	0	(459)
	07/2017		$46,190	AUD	62,034	1,489	0
	07/2017		20,736	BRL	68,600	0	(29)
	07/2017		6,899	CAD	9,300	272	0
	07/2017		193,279	EUR	171,975	3,141	0
	07/2017		14,539	SEK	124,996	298	0
	08/2017	SEK	124,996		$14,561	0	(299)
	08/2017		$188	MXN	3,459	1	0
	08/2017		49,673	NZD	68,445	459	0
BPS	07/2017	CAD	7,741		$5,733	0	(236)
	07/2017	DKK	41,521		6,326	4	(57)
	07/2017	EUR	2,486	SEK	24,013	11	0
	07/2017		159,144		$181,027	0	(740)
	07/2017	JPY	4,148,955		37,053	145	0
	07/2017		$106,295	CAD	143,046	4,012	0
	07/2017		27,172	DKK	188,120	1,723	0
	07/2017		893	EUR	800	20	0
	07/2017		37,030	JPY	4,148,955	0	(143)
	08/2017		181,293	EUR	159,144	735	0
	08/2017		33,165	MXN	640,083	1,914	0
	08/2017		1,108	PEN	3,646	10	0
	08/2017		275	ZAR	3,672	7	(2)
	12/2017	INR	66		$1	0	0
	01/2018		$3,082	DKK	20,216	56	0
	03/2018	MXN	153,100		$7,321	0	(816)
BRC	07/2017		$13,084	CAD	17,300	256	0
	10/2017		2,440	IDR	32,866,800	0	(1)
CBK	07/2017	BRL	55,770		$16,905	71	0
	07/2017	CAD	26,820		19,828	0	(854)
	07/2017	EUR	4,735		5,327	0	(81)
	07/2017	JPY	13,021,187		115,794	25	0
	07/2017	SEK	5,075		584	0	(19)
	07/2017		$16,899	BRL	55,770	0	(64)
	07/2017		117,162	GBP	91,058	1,436	0
	07/2017		58,291	NOK	492,118	654	0
	08/2017		10,806	BRL	35,928	0	(24)
	08/2017		138,759	JPY	15,593,277	66	(24)
	08/2017		173	MXN	3,204	2	0
	09/2017		8,685	RUB	503,492	0	(286)
	10/2017		187	IDR	2,516,160	0	0
DUB	07/2017	BRL	117,062		$35,390	55	0
	07/2017		$35,873	BRL	117,062	88	(626)
	07/2018	BRL	9,360		$2,655	0	(3)
FBF	07/2017	INR	2,277,528		35,250	69	0
	07/2017		$493	EUR	440	9	0
	07/2017		3,236	INR	212,541	48	0
	07/2017		1,932	JPY	213,400	0	(35)
	09/2017	MYR	5,351		$1,233	0	(7)
	09/2017		$28,651	KRW	32,212,411	0	(493)
	09/2017		110	RUB	6,700	2	0
	12/2017		34,748	INR	2,277,725	0	(88)
GLM	07/2017	BRL	1,974		$597	1	0
	07/2017	CAD	9,963		7,519	0	(163)
	07/2017	DKK	351,652		51,229	0	(2,785)
	07/2017	EUR	2,569		2,869	0	(66)
	07/2017	GBP	534		674	0	(22)
	07/2017	JPY	4,148,955		37,044	135	0
	07/2017		$547	BRL	1,974	49	0
	07/2017		4,730	DKK	31,405	94	0
	07/2017		5,404	EUR	4,799	77	0
	07/2017		6,912	GBP	5,406	129	0
	07/2017		122,332	JPY	13,597,741	0	(1,437)
	07/2017		49,660	NZD	70,136	1,735	0
	08/2017	CHF	5,159		$5,391	2	0
	08/2017	MXN	53,643		2,893	0	(47)
	08/2017		$3,663	AUD	4,770	1	0
	08/2017		2,312	CAD	3,000	3	0
	08/2017	ZAR	1,486		$113	0	0
	09/2017		$4,252	RUB	259,372	75	0
	10/2017	DKK	4,385		$672	0	(5)
	10/2017	RUB	491,913		8,393	236	0
	10/2017		$588	IDR	7,898,807	0	(1)
	01/2018		1,609	DKK	10,984	96	0
	04/2018		1,739	KRW	1,975,330	0	(5)
HUS	07/2017	BRL	9,862		$2,981	4	0
	07/2017	CHF	2,418		2,499	0	(22)
	07/2017	DKK	70,673		10,785	0	(71)
	07/2017	SEK	4,720		544	0	(16)
	07/2017		$2,951	BRL	9,862	26	0
	08/2017	MXN	4,405		$233	0	(8)
	08/2017		$171	MXN	3,068	0	(3)
	08/2017		919	PEN	3,018	6	0
	08/2017		100	PLN	373	1	0
	09/2017		1,415	RUB	86,527	29	0
	10/2017	DKK	191,117		$29,276	0	(227)
IND	07/2017	NOK	488,168		57,832	0	(640)
	07/2017		$6,475	DKK	43,864	262	0
	08/2017		57,863	NOK	488,168	643	0
JPM	07/2017	BRL	35,587		$9,833	4	(913)
	07/2017	CAD	138,102		104,671	0	(1,824)
	07/2017	CHF	6,003	EUR	5,486	6	0
	07/2017	DKK	86,165		$13,084	3	(155)
	07/2017	EUR	4,197	SEK	40,602	26	0
	07/2017		33,843		$37,935	0	(719)
	07/2017	JPY	10,870,000		98,370	1,710	0
	07/2017	NZD	7,237	AUD	6,889	0	(8)
	07/2017		4,901		$3,540	0	(51)
	07/2017	SEK	16,820		1,939	0	(57)
	07/2017		$7,476	AUD	9,872	112	0
	07/2017		10,820	BRL	35,587	50	(127)
	07/2017		8,339	CAD	11,180	282	0
	07/2017		2,917	DKK	19,640	99	0
	07/2017		20,840	EUR	18,629	437	0
	07/2017		5,879	GBP	4,537	30	0
	07/2017		22,932	JPY	2,572,091	0	(64)
	08/2017	MXN	37,790		$2,006	0	(65)
	08/2017	NZD	5,061		3,709	2	0
	08/2017		$506	BRL	1,692	2	0
	08/2017		78,022	CAD	102,217	842	0
	08/2017		1,003	EUR	878	2	0
	08/2017		131	MXN	2,367	0	(1)
	08/2017		979	PEN	3,208	4	0
	08/2017		4,764	SEK	40,280	24	0
	10/2017	DKK	5,870		$905	0	(1)
	10/2017		$2,583	IDR	34,779,430	1	(2)
	12/2017	INR	139,522		$2,122	0	(1)
	04/2018	KRW	2,418,848		2,152	29	0
	04/2018		$2,152	KRW	2,424,874	0	(24)
MSB	07/2017	BRL	73,400		$20,980	0	(1,175)
	07/2017		$22,187	BRL	73,400	0	(32)
	07/2017		7,912	CNH	54,714	157	0
	07/2017		30,308	JPY	3,359,000	0	(443)
	08/2017		4,876	MXN	87,640	0	(73)
	09/2017	MYR	2,146		$496	0	(1)
	09/2017		$2,599	MYR	11,142	0	(17)
	01/2018	DKK	324,984		$47,708	0	(2,731)
NGF	11/2017	MXN	44,500		2,158	0	(238)
RBC	07/2017	JPY	7,420,000		66,736	749	0
	07/2017		$1,360	CAD	1,800	28	0
	07/2017		973	DKK	6,750	64	0
	07/2017		237	EUR	211	4	0
SCX	07/2017	GBP	2,367		$3,048	0	(35)
	07/2017		$30,668	INR	2,012,619	421	0
	08/2017	PLN	16,915		$4,378	0	(186)
	08/2017		$509	MXN	9,210	0	(4)
	09/2017	SGD	3,299		$2,383	0	(17)
	09/2017		$8,132	SGD	11,221	28	0
SOG	07/2017	SEK	98,381		$11,280	0	(397)
	07/2017		$3,521	DKK	24,396	226	0
TOR	07/2017	BRL	56,990		$17,227	24	0
	07/2017		$17,587	BRL	56,990	0	(384)
	10/2017	DKK	348,532		$53,770	0	(33)
UAG	07/2017	GBP	93,099		119,315	0	(1,941)
	07/2017	NOK	3,950		467	0	(6)
	07/2017		$797	INR	52,368	12	0
	08/2017		119,422	GBP	93,099	1,942	0
	09/2017	MYR	4,497		$1,042	0	0
	09/2017		$3,188	MYR	13,572	0	(43)
	12/2017	CNH	53,124		$7,520	0	(232)
	12/2017		$2,452	INR	160,753	0	(6)
	04/2018	KRW	1,973,417		$1,739	7	0

Total Forward Foreign Currency Contracts						$31,793	$(24,052)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$0.825	07/06/2017	EUR	150,000	$16	$0
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$4,812	89	95
CBK	Put - OTC GBP versus USD		$1.110	07/24/2017	GBP	90,000	11	0
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$2,646	48	52
GLM	Put - OTC AUD versus JPY		75.600	06/19/2018	AUD	5,600	80	66
	Call - OTC USD versus JPY		120.000	04/20/2020		$5,049	94	100

							$338	$313

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.265%	09/11/2017	EUR	14,500	$146	$19
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		$62,400	53	3
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.164	09/11/2017	EUR	7,300	83	18
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.223	09/11/2017		3,800	38	6
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		$227,200	231	16
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		317,500	264	18

								$815	$80

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 09/01/2047	$68.000	09/06/2017	$22,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	73.000	07/06/2017	30,000	1	0

					$2	$0

Total Purchased Options					$1,155	$393

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$2,800	$(149)	$(1)
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	5,600	(74)	(58)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$4,700	(452)	(122)
	Put - OTC USD versus BRL		3.892	07/02/2018		4,700	(452)	(609)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		5,049	(94)	(50)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		6,405	(131)	(66)

							$(1,352)	$(906)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	09/11/2017	$30,300	$(87)	$(15)

Total Written Options							$(1,509)	$(921)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Credit Suisse Group Finance	(1.000)%	06/20/2022	0.868%	EUR	1,800	$31	$(45)	$0	$(14)
	Japan Government International Bond	(1.000)	06/20/2022	0.258		$4,000	(144)	0	0	(144)
CBK	Japan Government International Bond	(1.000)	06/20/2022	0.258		1,400	(51)	1	0	(50)
GST	Japan Government International Bond	(1.000)	06/20/2022	0.258		1,900	(68)	0	0	(68)

							$(232)	$(44)	$0	$(276)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC	1.000%	12/20/2021	1.227%	EUR	500	$(19)	$13	$0	$(6)
FBF	Brazil Government International Bond	1.000	12/20/2021	2.161		$500	(31)	7	0	(24)
GST	Brazil Government International Bond	1.000	06/20/2022	2.376		1,700	(100)	(7)	0	(107)
HUS	Brazil Government International Bond	1.000	12/20/2021	2.161		1,300	(84)	22	0	(62)

							$(234)	$35	$0	$(199)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	06/20/2022	EUR	4,500	$235	$(155)	$80	$0

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	17,500	$13,359	$(51)	$194	$143	$0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	9,200	11,684	(39)	329	290	0
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		17,000	20,791	9	1,316	1,325	0
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	22,500	16,962	(222)	619	397	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	1,600	1,952	(1)	130	129	0
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	71,600	53,977	(75)	1,340	1,265	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	39,100	47,819	(74)	3,121	3,047	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	15,100	11,383	(61)	328	267	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	2,900	3,538	85	149	234	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		21,800	27,686	(92)	779	687	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		7,300	8,928	(42)	611	569	0

							$(563)	$8,916	$8,353	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	8,362,500	$0	$46	$46	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		5,183,200	0	29	29	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		25,087,400	0	138	138	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		8,362,500	0	47	47	0

							$0	$260	$260	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	06/24/2019	$8	$0	$9	$9	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	06/26/2019	12	0	12	12	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/24/2019	8	0	(7)	0	(7)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/26/2019	12	0	(10)	0	(10)

						$0	$4	$21	$(17)

Total Swap Agreements						$(794)	$9,016	$8,714	$(492)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(m)	Securities with an aggregate market value of $9,018 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$1,398	$0	$1,398
Non-Agency Mortgage-Backed Securities	0	2,039	0	2,039
Belgium
Corporate Bonds & Notes	0	4,537	0	4,537
Brazil
Corporate Bonds & Notes	0	7,594	0	7,594
Canada
Corporate Bonds & Notes	0	2,298	0	2,298
Non-Agency Mortgage-Backed Securities	0	5,138	0	5,138
Sovereign Issues	0	61,770	0	61,770
Cayman Islands
Asset-Backed Securities	0	49,899	0	49,899
Corporate Bonds & Notes	0	1,203	0	1,203
Denmark
Corporate Bonds & Notes	0	130,305	0	130,305
Sovereign Issues	0	7,721	0	7,721
France
Corporate Bonds & Notes	0	14,657	0	14,657
Sovereign Issues	0	43,528	0	43,528
Germany
Corporate Bonds & Notes	0	5,869	0	5,869
Greece
Sovereign Issues	0	2,436	0	2,436
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,239	0	1,239
Ireland
Corporate Bonds & Notes	0	2,188	0	2,188
Italy
Corporate Bonds & Notes	0	1,275	0	1,275
Non-Agency Mortgage-Backed Securities	0	1,286	0	1,286
Sovereign Issues	0	32,075	0	32,075
Japan
Corporate Bonds & Notes	0	7,816	0	7,816
Sovereign Issues	0	152,360	0	152,360
Kuwait
Sovereign Issues	0	9,680	0	9,680
Netherlands
Asset-Backed Securities	0	6,585	0	6,585
Corporate Bonds & Notes	0	18,637	0	18,637
Norway
Corporate Bonds & Notes	0	8,693	0	8,693
Sovereign Issues	0	1,575	0	1,575
Poland
Sovereign Issues	0	4,486	0	4,486
Portugal
Corporate Bonds & Notes	0	2,156	0	2,156
Qatar
Sovereign Issues	0	1,535	0	1,535
Saudi Arabia
Sovereign Issues	0	12,027	0	12,027
Slovenia
Sovereign Issues	0	14,596	0	14,596
Spain
Corporate Bonds & Notes	0	1,304	0	1,304
Sovereign Issues	0	39,599	0	39,599
Supranational
Corporate Bonds & Notes	0	11,386	0	11,386
Sweden
Corporate Bonds & Notes	0	79,331	0	79,331
Switzerland
Corporate Bonds & Notes	0	15,993	0	15,993
Sovereign Issues	0	2,209	0	2,209
United Kingdom
Corporate Bonds & Notes	0	60,116	3,056	63,172
Non-Agency Mortgage-Backed Securities	0	22,064	0	22,064
Sovereign Issues	0	41,861	0	41,861
United States
Asset-Backed Securities	0	22,789	0	22,789
Corporate Bonds & Notes	0	64,592	0	64,592
Loan Participations and Assignments	0	4,783	0	4,783
Municipal Bonds & Notes	0	1,992	0	1,992
Non-Agency Mortgage-Backed Securities	0	108,610	4,985	113,595
U.S. Government Agencies	0	78,262	120	78,382
U.S. Treasury Obligations	0	90,116	0	90,116
Short-Term Instruments
Repurchase Agreements	0	3,436	0	3,436
Japan Treasury Bills	0	162,628	0	162,628
Mexico Treasury Bills	0	10,417	0	10,417
U.S. Treasury Bills	0	7,829	0	7,829
	$0	$1,447,918	$8,161	$1,456,079

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$131	$0	$0	$131

Total Investments	$131	$1,447,918	$8,161	$1,456,210

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,197)	$0	$(4,197)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	674	2,924	0	3,598
Over the counter	0	40,900	0	40,900
	$674	$43,824	$0	$44,498

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,757)	(2,085)	0	(3,842)
Over the counter	0	(25,459)	(6)	(25,465)

	$(1,757)	$(27,544)	$(6)	$(29,307)

Total Financial Derivative Instruments	$(1,083)	$16,280	$(6)	$15,191

Totals	$(952)	$1,460,001	$8,155	$1,467,204

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.6%
BELGIUM 0.6%
CORPORATE BONDS & NOTES 0.6%
KBC Bank NV
8.000% due 01/25/2023		$2,600	$2,681

Total Belgium (Cost $2,646)			2,681

BRAZIL 0.8%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
7.375% due 01/17/2027		$3,400	3,606

Total Brazil (Cost $3,446)			3,606

CANADA 4.1%
CORPORATE BONDS & NOTES 1.2%
Enbridge, Inc.
1.946% due 06/15/2020		$400	400
3.700% due 07/15/2027 (b)		900	901
Glencore Finance Canada Ltd.
2.700% due 10/25/2017		1,900	1,903
Royal Bank of Canada
2.300% due 03/22/2021		2,400	2,409

			5,613

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
0.955% due 06/01/2020	CAD	1,434	1,103
1.155% due 08/01/2020		1,337	1,033

			2,136

SOVEREIGN ISSUES 2.4%
Canada Government International Bond
3.000% due 12/01/2036 (f)(j)		2,659	2,982
Province of Alberta
2.350% due 06/01/2025 (j)		3,200	2,467
Province of Ontario
2.400% due 06/02/2026 (j)		7,000	5,402
			10,851

Total Canada (Cost $18,070)			18,600

CAYMAN ISLANDS 5.4%
ASSET-BACKED SECURITIES 5.0%
Blue Hill CLO Ltd.
2.338% due 01/15/2026		$1,300	1,302
Bowman Park CLO Ltd.
2.366% due 11/23/2025		1,300	1,302
Cent CLO Ltd.
2.380% due 07/27/2026		2,600	2,607
Hildene CLO Ltd.
2.338% due 07/19/2026		2,400	2,406
Jamestown CLO Ltd.
2.378% due 01/17/2027		2,400	2,400
MP CLO Ltd.
2.358% due 01/15/2027		2,400	2,401
2.408% due 07/18/2026		1,300	1,303
Nelder Grove CLO Ltd.
2.300% due 08/28/2026		1,300	1,301
NewMark Capital Funding CLO Ltd.
2.372% due 06/30/2026		1,300	1,300
Octagon Investment Partners Ltd.
2.258% due 04/15/2026		1,300	1,299
OHA Credit Partners Ltd.
2.286% due 07/20/2026		2,600	2,607

Telos CLO Ltd.
2.428% due 01/17/2027		2,400	2,400

			22,628

CORPORATE BONDS & NOTES 0.4%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(h)		2,486	852
6.750% due 10/01/2023 ^(h)		2,861	980

			1,832

Total Cayman Islands (Cost $27,609)			24,460

CHINA 0.2%
SOVEREIGN ISSUES 0.2%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	2,730	414
China Government International Bond
3.290% due 04/18/2020		1,840	270
3.380% due 05/23/2023		900	130
4.080% due 08/22/2023		900	137

Total China (Cost $1,012)			951

COLOMBIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Ecopetrol S.A.
5.875% due 05/28/2045		$3,100	2,861

Total Colombia (Cost $3,109)			2,861

CZECH REPUBLIC 1.4%
SOVEREIGN ISSUES 1.4%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	17,900	759
1.200% due 07/23/2017		42,500	1,863
2.500% due 08/25/2028		69,900	3,513

Total Czech Republic (Cost $5,764)			6,135

DENMARK 4.7%
CORPORATE BONDS & NOTES 4.7%
BRFkredit A/S
3.000% due 10/01/2047	DKK	88	14
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		16,700	2,526
2.500% due 10/01/2037		1,893	302
2.500% due 10/01/2047		17,285	2,708
Nykredit Realkredit A/S
2.000% due 10/01/2047		37,407	5,620
2.500% due 10/01/2047		42,563	6,638
Realkredit Danmark A/S
2.000% due 10/01/2047		16,687	2,510
2.500% due 10/01/2037		723	115
2.500% due 10/01/2047		5,661	884

Total Denmark (Cost $20,419)			21,317

FRANCE 1.2%
CORPORATE BONDS & NOTES 1.1%
Dexia Credit Local S.A.
1.875% due 09/15/2021		$3,600	3,515
2.250% due 02/18/2020		1,600	1,603

			5,118

SOVEREIGN ISSUES 0.1%
France Government International Bond
2.000% due 05/25/2048	EUR	300	355

Total France (Cost $5,552)			5,473

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
4.250% due 10/14/2021		$3,100	3,249
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		400	396

Total Germany (Cost $3,502)			3,645

GREECE 0.3%
CORPORATE BONDS & NOTES 0.3%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	1,000	1,131

Total Greece (Cost $1,085)			1,131

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,900	1,961

Total Guernsey, Channel Islands (Cost $1,895)			1,961

HONG KONG 0.4%
CORPORATE BONDS & NOTES 0.4%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$1,800	1,813

Total Hong Kong (Cost $1,794)			1,813

INDONESIA 1.9%
SOVEREIGN ISSUES 1.9%
Indonesia Government International Bond
5.250% due 01/17/2042		$1,900	2,058
8.375% due 03/15/2034	IDR	80,000,000	6,474

Total Indonesia (Cost $8,750)			8,532

IRELAND 0.5%
ASSET-BACKED SECURITIES 0.1%
Avoca CLO PLC
0.119% due 05/16/2024	EUR	210	239
CELF Low Levered Partners PLC
0.000% due 03/04/2024		124	142

			381

CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$1,800	1,914

Total Ireland (Cost $2,262)			2,295

ITALY 4.2%
CORPORATE BONDS & NOTES 1.3%
Assicurazioni Generali SpA
5.500% due 10/27/2047	EUR	300	382
Banca Carige SpA
3.875% due 10/24/2018		4,600	5,464

			5,846

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Casa D’este Finance SRL
0.019% due 09/15/2040		906	1,033
Claris Finance SRL
0.102% due 10/31/2060		2,248	2,566

Giovecca Mortgages SRL
0.268% due 04/23/2048		482	552

			4,151

SOVEREIGN ISSUES 2.0%
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (f)(j)		7,261	9,213

Total Italy (Cost $20,235)			19,210

JAPAN 4.8%
CORPORATE BONDS & NOTES 0.7%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$1,500	1,525
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021		1,700	1,673

			3,198

SOVEREIGN ISSUES 4.1%
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,300	1,279
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		3,800	3,746
Japan Government International Bond
0.100% due 03/10/2026 (f)	JPY	929,340	8,634
0.500% due 09/20/2046		360,000	2,932
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,900	1,872

			18,463

Total Japan (Cost $23,353)			21,661

KUWAIT 1.7%
SOVEREIGN ISSUES 1.7%
Kuwait International Government Bond
2.750% due 03/20/2022		$1,800	1,808
3.500% due 03/20/2027		5,500	5,629

Total Kuwait (Cost $7,237)			7,437

LUXEMBOURG 0.8%
CORPORATE BONDS & NOTES 0.8%
Altice Luxembourg S.A.
7.750% due 05/15/2022		$300	319
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		1,270	1,413
Wind Acquisition Finance S.A.
7.000% due 04/23/2021	EUR	1,600	1,905

Total Luxembourg (Cost $3,480)			3,637

MALAYSIA 0.2%
SOVEREIGN ISSUES 0.2%
Malaysia Government International Bond
4.232% due 06/30/2031	MYR	4,500	1,026

Total Malaysia (Cost $1,172)			1,026

MEXICO 0.9%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$700	0

SOVEREIGN ISSUES 0.9%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	2,900	2,946

4.350% due 01/15/2047		$1,400	1,318

			4,264

Total Mexico (Cost $5,088)			4,264

NETHERLANDS 2.8%
ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.000% due 01/17/2023	EUR	1,108	1,268
Panther CDO BV
0.044% due 10/15/2084		202	229

			1,497

CORPORATE BONDS & NOTES 2.3%
ING Bank NV
2.625% due 12/05/2022		$5,000	5,046
4.125% due 11/21/2023		1,200	1,229
ING Groep NV
2.445% due 03/29/2022		1,200	1,221
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	900	1,218
Vonovia Finance BV
3.200% due 10/02/2017		$1,760	1,764

			10,478

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
EMF-NL Prime BV
0.468% due 04/17/2041	EUR	440	472
Eurosail BV
1.168% due 10/17/2040		217	251

			723

Total Netherlands (Cost $12,240)			12,698

NORWAY 0.7%
CORPORATE BONDS & NOTES 0.5%
DNB Bank ASA
2.375% due 06/02/2021		$1,000	996
DNB Boligkreditt A/S
2.500% due 03/28/2022		1,200	1,209

			2,205

SOVEREIGN ISSUES 0.2%
Norway Government International Bond
3.750% due 05/25/2021	NOK	7,700	1,021

Total Norway (Cost $3,316)			3,226

PERU 1.0%
SOVEREIGN ISSUES 1.0%
Peru Government International Bond
8.200% due 08/12/2026	PEN	12,400	4,581

Total Peru (Cost $4,481)			4,581

PHILIPPINES 0.3%
SOVEREIGN ISSUES 0.3%
Philippines Government International Bond
6.250% due 01/14/2036	PHP	64,000	1,444

Total Philippines (Cost $1,624)			1,444

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	2,200	804
4.750% due 01/15/2018 ^		100	37
Novo Banco S.A.
5.000% due 04/04/2019		239	225
5.000% due 05/21/2019		810	763

Total Portugal (Cost $3,769)			1,829

QATAR 1.1%
SOVEREIGN ISSUES 1.1%
Qatar Government International Bond
4.500% due 01/20/2022		$800	849
5.250% due 01/20/2020		3,200	3,404
6.400% due 01/20/2040		700	895

Total Qatar (Cost $4,904)			5,148

SAUDI ARABIA 1.9%
SOVEREIGN ISSUES 1.9%
Saudi Government International Bond
2.375% due 10/26/2021		$7,400	7,290
3.250% due 10/26/2026		1,200	1,191

Total Saudi Arabia (Cost $8,521)			8,481

SINGAPORE 0.7%
SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
2.125% due 06/01/2026	SGD	4,000	2,934

Total Singapore (Cost $2,867)			2,934

SLOVENIA 1.6%
SOVEREIGN ISSUES 1.6%
Slovenia Government International Bond
5.850% due 05/10/2023		$6,350	7,424

Total Slovenia (Cost $6,311)			7,424

SOUTH AFRICA 0.3%
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
5.375% due 07/24/2044		$1,600	1,561

Total South Africa (Cost $1,574)			1,561

SOUTH KOREA 0.4%
SOVEREIGN ISSUES 0.4%
Korea Land & Housing Corp.
1.875% due 08/02/2017		$1,700	1,700

Total South Korea (Cost $1,700)			1,700

SPAIN 2.4%
SOVEREIGN ISSUES 2.4%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,150	1,364
4.900% due 09/15/2021		900	1,094
4.950% due 02/11/2020		600	735
Autonomous Community of Madrid
4.688% due 03/12/2020		1,700	2,188
Autonomous Community of Valencia
2.013% due 09/04/2017		400	459
Spain Government International Bond
1.450% due 10/31/2027 (b)		1,700	1,911
1.500% due 04/30/2027 (j)		2,400	2,736
2.900% due 10/31/2046		300	347

Total Spain (Cost $10,607)			10,834

SWEDEN 5.3%
CORPORATE BONDS & NOTES 5.3%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	19,100	2,287
2.250% due 09/21/2022		28,000	3,569
Nordea Hypotek AB
1.000% due 04/08/2022		29,800	3,595

PZU Finance AB
1.375% due 07/03/2019	EUR	1,700	1,986
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021	SEK	7,000	865
Stadshypotek AB
1.500% due 12/15/2021		30,000	3,707
4.500% due 09/21/2022		13,000	1,836
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		12,000	1,461
2.000% due 06/17/2026		4,000	490
Swedbank AB
2.200% due 03/04/2020		$700	701
Swedbank Hypotek AB
1.000% due 09/15/2021	SEK	8,500	1,031
1.000% due 06/15/2022		20,700	2,492

Total Sweden (Cost $22,920)			24,020

SWITZERLAND 0.9%
CORPORATE BONDS & NOTES 0.9%
UBS AG
1.799% due 06/08/2020		$1,500	1,503
2.200% due 06/08/2020		1,000	1,001
5.125% due 05/15/2024		800	847
7.625% due 08/17/2022		400	471

Total Switzerland (Cost $3,818)			3,822

UNITED KINGDOM 12.0%
CORPORATE BONDS & NOTES 7.8%
Barclays Bank PLC
7.625% due 11/21/2022		$4,500	5,155
7.750% due 04/10/2023		3,000	3,131
Barclays PLC
6.500% due 09/15/2019 (g)	EUR	1,100	1,301
7.000% due 09/15/2019 (g)	GBP	700	933
7.875% due 09/15/2022 (g)		300	423
8.000% due 12/15/2020 (g)	EUR	250	314
8.250% due 12/15/2018 (g)		$400	425
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	300	446
Frontier Finance PLC
8.000% due 03/23/2022		1,000	1,273
Imperial Brands Finance PLC
2.950% due 07/21/2020		$1,200	1,221
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	3,000	4,934
Lloyds Banking Group PLC
7.000% due 06/27/2019 (g)		1,100	1,490
7.625% due 06/27/2023 (g)		3,100	4,478
Nationwide Building Society
10.250% due 06/29/2049 (g)		1	197
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$600	597
Santander UK Group Holdings PLC
2.875% due 10/16/2020		5,000	5,081
7.375% due 06/24/2022 (g)	GBP	900	1,234
Tesco Property Finance PLC
5.411% due 07/13/2044		490	690
5.744% due 04/13/2040		195	282
5.801% due 10/13/2040		590	854
7.623% due 07/13/2039		91	154
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		500	672

			35,285

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Alba PLC
0.490% due 11/25/2042		694	871
Eurosail PLC
0.000% due 03/13/2045	EUR	684	770
0.449% due 12/10/2044	GBP	960	1,234
Great Hall Mortgages PLC
0.000% due 06/18/2039	EUR	1,005	1,126
0.427% due 03/18/2039	GBP	1,373	1,759
0.437% due 06/18/2039		442	564
0.447% due 06/18/2038		511	652
Mortgage Funding PLC
1.390% due 03/13/2046		243	318
Newgate Funding PLC
0.269% due 12/15/2050	EUR	503	566

Ripon Mortgages PLC
1.172% due 08/20/2056	GBP	1,900	2,482
Southern Pacific Financing PLC
0.469% due 06/10/2043		360	463
0.889% due 12/10/2042		288	350
Uropa Securities PLC
0.489% due 06/10/2059		435	546
0.639% due 06/10/2059		101	120
0.839% due 06/10/2059		78	93
1.039% due 06/10/2059		84	98

			12,012

SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
0.125% due 03/22/2024 (f)(j)		4,242	6,398
3.500% due 01/22/2045 (j)		300	525

			6,923

Total United Kingdom (Cost $54,528)			54,220

UNITED STATES 48.1%
ASSET-BACKED SECURITIES 10.0%
Accredited Mortgage Loan Trust
1.346% due 02/25/2037		$1,185	1,177
ACE Securities Corp. Home Equity Loan Trust
2.116% due 12/25/2034		187	179
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.666% due 07/25/2035		300	290
Argent Securities Trust
1.366% due 06/25/2036		1,381	584
1.366% due 07/25/2036		811	357
1.456% due 07/25/2036		1,013	454
Asset-Backed Funding Certificates Trust
1.376% due 01/25/2037		684	462
Bear Stearns Asset-Backed Securities Trust
1.326% due 02/25/2037		818	821
1.456% due 06/25/2047		1,000	950
1.536% due 01/25/2047		481	473
1.616% due 09/25/2046		206	182
1.626% due 12/25/2035		657	656
1.706% due 09/25/2035		1,000	987
2.221% due 06/25/2035		2,000	1,879
Countrywide Asset-Backed Certificates
1.366% due 05/25/2037		934	910
1.436% due 09/25/2037 ^		192	159
1.476% due 12/25/2036		3,922	3,492
4.132% due 04/25/2036		353	353
4.816% due 07/25/2036		603	613
4.856% due 10/25/2046 ^		510	482
Countrywide Asset-Backed Certificates Trust
1.856% due 10/25/2035		1,000	994
1.936% due 07/25/2034		391	390
4.674% due 03/25/2034		1,000	1,008
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 01/25/2032		29	28
Credit-Based Asset Servicing and Securitization LLC
1.436% due 07/25/2037		340	226
3.907% due 03/25/2037 ^		1,262	719
Fieldstone Mortgage Investment Trust
1.184% due 11/25/2036		1,348	823
First Franklin Mortgage Loan Trust
1.356% due 09/25/2036		713	708
1.376% due 04/25/2036		259	238
1.706% due 09/25/2035		701	702
2.491% due 07/25/2034		425	420
First NLC Trust
1.921% due 12/25/2035		624	624
Fremont Home Loan Trust
1.696% due 07/25/2035		246	247
GSAA Home Equity Trust
1.666% due 08/25/2037		342	322
GSAMP Trust
1.294% due 04/25/2036		993	728
1.306% due 01/25/2037		222	139
1.316% due 12/25/2046		1,446	913
1.336% due 12/25/2036		1,117	617
1.366% due 12/25/2046		940	597
Home Equity Asset Trust
2.416% due 10/25/2033		605	598
HSI Asset Securitization Corp. Trust
1.436% due 12/25/2036		674	291
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.456% due 04/25/2037		683	457

JPMorgan Mortgage Acquisition Trust
1.296% due 08/25/2036		6	3
1.366% due 07/25/2036		2,413	1,218
Massachusetts Educational Financing Authority
2.106% due 04/25/2038		79	79
MASTR Asset-Backed Securities Trust
1.456% due 03/25/2036		931	664
1.516% due 01/25/2036		213	212
Merrill Lynch Mortgage Investors Trust
1.326% due 08/25/2037		735	466
1.476% due 04/25/2037		988	575
1.526% due 08/25/2036		200	198
Morgan Stanley ABS Capital, Inc. Trust
1.306% due 01/25/2037		720	418
1.356% due 10/25/2036		787	437
1.356% due 11/25/2036		288	178
1.366% due 11/25/2036		1,609	1,047
1.436% due 11/25/2036		288	180
1.446% due 10/25/2036		1,033	632
1.861% due 09/25/2035		500	487
Morgan Stanley Home Equity Loan Trust
1.921% due 08/25/2035		232	233
New Century Home Equity Loan Trust
1.726% due 09/25/2035		1,000	982
RAAC Trust
1.696% due 03/25/2037		447	445
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036		512	329
Residential Asset Mortgage Products Trust
1.376% due 12/25/2036		94	93
1.836% due 05/25/2035		1,000	994
Residential Asset Securities Corp. Trust
1.366% due 07/25/2036		1,369	1,195
1.366% due 08/25/2036		123	123
1.556% due 11/25/2035		500	475
Securitized Asset-Backed Receivables LLC Trust
2.191% due 03/25/2035		400	402
Soundview Home Loan Trust
1.476% due 02/25/2037		1,596	645
Specialty Underwriting & Residential Finance Trust
1.516% due 12/25/2036		1,036	902
3.894% due 02/25/2037 ^		712	386
Structured Asset Investment Loan Trust
1.936% due 02/25/2035		817	816
Structured Asset Securities Corp. Mortgage Loan Trust
1.376% due 03/25/2036		167	167
1.556% due 02/25/2036		1,000	994
1.666% due 11/25/2035		1,000	995
Washington Mutual Asset-Backed Certificates Trust
1.456% due 05/25/2036		1,506	1,142

			45,361

CORPORATE BONDS & NOTES 13.5%
Air Lease Corp.
3.375% due 01/15/2019		1,100	1,121
Ally Financial, Inc.
3.500% due 01/27/2019		1,400	1,423
3.750% due 11/18/2019		200	205
4.125% due 03/30/2020		300	309
Anadarko Petroleum Corp.
6.950% due 06/15/2019		500	542
8.700% due 03/15/2019		500	552
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		2,200	2,231
3.300% due 02/01/2023		1,100	1,134
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		1,900	2,155
AT&T, Inc.
1.800% due 09/04/2026	EUR	1,100	1,245
1.808% due 01/15/2020		$2,500	2,514
2.023% due 07/15/2021		2,000	2,022
Charter Communications Operating LLC
3.750% due 02/15/2028 (b)		1,100	1,086
4.464% due 07/23/2022		1,400	1,493
4.908% due 07/23/2025		960	1,039
CIT Group, Inc.
5.500% due 02/15/2019		67	71
Citigroup, Inc.
2.650% due 10/26/2020		800	808
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		544	559
CVS Pass-Through Trust
7.507% due 01/10/2032		2,297	2,843
DXC Technology Co
2.875% due 03/27/2020		1,100	1,115

eBay, Inc.
2.750% due 01/30/2023		200	198
EQT Midstream Partners LP
4.125% due 12/01/2026		1,700	1,719
Fidelity National Information Services, Inc.
0.400% due 01/15/2021 (b)	EUR	200	228
1.700% due 06/30/2022 (b)	GBP	200	259
FirstEnergy Corp.
3.900% due 07/15/2027		$500	501
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		2,100	2,344
International Lease Finance Corp.
8.250% due 12/15/2020		600	708
JPMorgan Chase & Co.
2.550% due 03/01/2021		2,000	2,011
MetLife, Inc.
6.817% due 08/15/2018		1,200	1,267
Nasdaq, Inc.
3.850% due 06/30/2026		1,100	1,118
Navient Corp.
8.000% due 03/25/2020		2,000	2,240
Pricoa Global Funding
2.200% due 06/03/2021		1,700	1,680
Reynolds American, Inc.
8.125% due 06/23/2019		1,400	1,562
Rio Oil Finance Trust
9.250% due 07/06/2024		1,404	1,432
1.920% due 06/05/2020		300	301
Springleaf Finance Corp.
6.125% due 05/15/2022		100	106
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		1,200	1,214
Tagua Leasing LLC
1.581% due 11/16/2024		4,605	4,483
UIL Holdings Corp.
4.625% due 10/01/2020		3,700	3,939
Verizon Communications, Inc.
1.722% due 05/22/2020		100	100
3.125% due 03/16/2022		800	811
5.150% due 09/15/2023		1,000	1,112
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		1,600	1,602
Wells Fargo & Co.
2.263% due 01/24/2023		1,300	1,315
Zimmer Biomet Holdings, Inc.
1.414% due 12/13/2022	EUR	1,600	1,858
3.150% due 04/01/2022		$2,326	2,364

			60,939

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CenturyLink, Inc.
1.375% due 01/31/2025		1,000	991
Energy Future Intermediate Holding Co. LLC
4.295% due 06/30/2017		1,600	1,603

			2,594

MUNICIPAL BONDS & NOTES 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (d)		17,100	919

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust
2.796% due 01/25/2035		167	170
5.167% due 11/25/2037 ^		491	411
Ally Financial, Inc.
2.500% due 12/15/2017 (h)		5,000	4,985
Banc of America Funding Trust
1.422% due 04/20/2047 ^		223	195
1.426% due 04/25/2037 ^		137	102
3.179% due 05/25/2035		264	276
6.000% due 07/25/2037 ^		318	246
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^		191	166
BCAP LLC Trust
1.426% due 05/25/2047		607	504
4.000% due 02/26/2037		88	88
Bear Stearns Adjustable Rate Mortgage Trust
2.910% due 02/25/2036		110	105
3.224% due 08/25/2035		71	64
3.680% due 02/25/2034		22	22
3.758% due 04/25/2034		195	197

Bear Stearns ALT-A Trust
3.081% due 03/25/2036	597	421
3.343% due 09/25/2035 ^	546	412
3.361% due 09/25/2035	105	90
3.475% due 05/25/2035	214	212
Chase Mortgage Finance Trust
3.252% due 03/25/2037 ^	428	360
Citigroup Mortgage Loan Trust, Inc.
3.203% due 04/25/2037 ^	329	269
3.234% due 05/25/2035	132	132
Countrywide Alternative Loan Trust
1.422% due 07/20/2046 ^	178	110
3.442% due 06/25/2037	433	379
5.500% due 10/25/2035 ^	46	41
5.500% due 02/25/2036 ^	72	63
6.000% due 01/25/2037 ^	673	652
6.000% due 02/25/2037 ^	832	589
6.000% due 05/25/2037 ^	672	505
6.250% due 12/25/2036 ^	635	476
6.500% due 08/25/2037 ^	420	275
8.000% due 10/25/2036 ^	48	44
Countrywide Home Loan Mortgage Pass-Through Trust
1.966% due 03/25/2035	775	560
6.000% due 02/25/2037 ^	279	251
6.250% due 09/25/2036 ^	444	376
Countrywide Home Loan Reperforming REMIC Trust
1.556% due 06/25/2035	307	286
Credit Suisse Mortgage Capital Certificates
3.550% due 08/28/2036	59	59
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	475	446
GreenPoint Mortgage Funding Trust
1.376% due 02/25/2037 ^	83	77
Greenpoint Mortgage Pass-Through Certificates
3.718% due 10/25/2033	33	33
GSR Mortgage Loan Trust
3.215% due 05/25/2037 ^	35	33
HarborView Mortgage Loan Trust
3.519% due 02/25/2036 ^	68	55
3.583% due 07/19/2035 ^	29	26
Impac Secured Assets CMN Owner Trust
3.435% due 07/25/2035	150	116
Impac Secured Assets Trust
1.386% due 01/25/2037	581	543
IndyMac Mortgage Loan Trust
1.456% due 07/25/2035	16	14
3.079% due 12/25/2034	10	10
3.636% due 06/25/2036	382	345
JPMorgan Alternative Loan Trust
3.032% due 12/25/2036	195	189
3.433% due 05/25/2037 ^	557	480
JPMorgan Mortgage Trust
3.228% due 10/25/2035 ^	520	478
3.505% due 02/25/2035	12	12
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	391	385
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036	59	57
1.466% due 11/25/2035	5	4
2.051% due 10/25/2035	6	6
3.231% due 03/25/2036 ^	154	113
Morgan Stanley Mortgage Loan Trust
2.116% due 02/25/2036 ^	68	63
3.227% due 05/25/2036 ^	269	212
3.713% due 09/25/2035 ^	283	233
Prime Mortgage Trust
1.716% due 02/25/2035	418	396
6.000% due 06/25/2036 ^	162	160
Residential Accredit Loans, Inc. Trust
1.316% due 05/25/2037	702	624
1.346% due 02/25/2037	662	600
1.356% due 01/25/2037	1,149	970
1.386% due 12/25/2036	431	350
1.406% due 07/25/2036	613	543
1.616% due 11/25/2036 ^	433	294
5.000% due 09/25/2036 ^	115	102
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^	52	49
Structured Adjustable Rate Mortgage Loan Trust
1.536% due 10/25/2035	190	175
3.442% due 04/25/2036 ^	301	242
Structured Asset Mortgage Investments Trust
1.416% due 05/25/2036	596	522
1.426% due 05/25/2036	56	44
Suntrust Adjustable Rate Mortgage Loan Trust
3.482% due 02/25/2037 ^	485	416

Thornburg Mortgage Securities Trust
1.956% due 09/25/2044		61	57
WaMu Mortgage Pass-Through Certificates Trust
1.496% due 11/25/2045		159	144
1.606% due 10/25/2044		158	156
2.132% due 08/25/2042		11	11
2.808% due 12/25/2036 ^		472	448
3.032% due 10/25/2036 ^		847	753
Washington Mutual Mortgage Pass-Through Certificates Trust
1.376% due 02/25/2037 ^		894	731
5.500% due 11/25/2035 ^		157	144
6.500% due 08/25/2035 ^		165	156
Wells Fargo Mortgage-Backed Securities Trust
3.098% due 01/25/2035		41	42

			26,152

U.S. GOVERNMENT AGENCIES 12.1%
Fannie Mae
1.616% due 06/25/2036		83	84
1.666% due 01/25/2044		441	443
2.440% due 08/01/2022		455	461
2.850% due 06/01/2022		569	585
3.000% due 01/01/2022 - 09/01/2042		942	972
3.500% due 01/01/2026 - 10/01/2040		24	24
4.000% due 01/01/2037 - 10/01/2041		97	103
4.500% due 05/01/2023 - 03/01/2044		716	769
5.000% due 10/01/2032 - 10/01/2041		343	377
5.500% due 01/01/2029 - 02/01/2041		332	368
6.000% due 06/01/2026 - 06/01/2040		904	1,020
Fannie Mae, TBA
2.500% due 08/01/2032		6,000	6,024
3.000% due 08/01/2047 - 09/01/2047		11,700	11,662
3.500% due 08/01/2047		14,100	14,453
4.000% due 08/01/2047 - 09/01/2047		6,800	7,132
4.500% due 08/01/2047		2,000	2,143
Freddie Mac
1.345% due 01/15/2038		1,435	1,430
1.632% due 01/15/2038 (a)		1,435	83
Freddie Mac, TBA
3.000% due 07/01/2047		3,000	2,993
Ginnie Mae
1.743% due 01/20/2066		3,504	3,524

			54,650

U.S. TREASURY OBLIGATIONS 5.9%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (j)(n)		8,748	8,709
2.500% due 01/15/2029 (j)(l)(n)		15,034	18,091

			26,800

Total United States (Cost $209,524)			217,415

SHORT-TERM INSTRUMENTS 5.8%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.710% due 03/16/2018		$2,500	2,500

REPURCHASE AGREEMENTS (i) 3.8%			17,000

CZECH REPUBLIC TREASURY BILLS 0.1%
(0.568)% due 09/29/2017 (d)(e)	CZK	8,000	350

MEXICO TREASURY BILLS 1.1%
7.017% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	90,900	4,792

U.S. TREASURY BILLS 0.2%
0.888% due 08/31/2017 (d)(e)(n)		$802	801

Total Short-Term Instruments (Cost $25,034)			25,443

Total Investments in Securities (Cost $545,218)			549,476

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	295,362	2,920

Total Short-Term Instruments (Cost $2,920)		2,920

Total Investments in Affiliates (Cost $2,920)		2,920

Total Investments 122.3% (Cost $548,138)		$552,396
Financial Derivative Instruments (k)(m) 0.4% (Cost or Premiums, net $(1,433))		1,675
Other Assets and Liabilities, net (22.7)%		(102,334)

Net Assets 100.0%		$451,737

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$4,987	$4,985	1.10%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	12/09/2014 - 12/22/2014	2,349	851	0.19
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	12/09/2014 - 01/05/2015	2,660	980	0.22

				$9,996	$6,816	1.51%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.350%	06/30/2017	07/03/2017	$6,000	U.S. Treasury Bonds 3.750% due 11/15/2043	$(6,122)	$6,000	$6,001
SSB	0.050	06/30/2017	07/03/2017	11,000	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	(11,221)	11,000	11,000

Total Repurchase Agreements						$(17,343)	$17,000	$17,001

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	1.170%	05/11/2017	08/11/2017		$(413)	$(414)
	1.300	06/08/2017	07/10/2017		(2,100)	(2,102)
BPS	(0.400)	07/03/2017	08/03/2017	EUR	(2,398)	(2,739)
	(0.350)	05/03/2017	07/04/2017		(2,732)	(3,119)
	(0.350)	05/03/2017	08/03/2017		(7,995)	(9,126)
	0.450	04/20/2017	07/20/2017	GBP	(3,268)	(4,260)
	0.450	04/21/2017	07/20/2017		(1,987)	(2,591)
DEU	1.280	07/03/2017	07/10/2017		$(9,050)	(9,050)
JPS	0.900	06/30/2017	07/03/2017		(6,015)	(6,015)
MEI	0.850	06/30/2017	07/07/2017	CAD	(7,035)	(5,425)
	0.850	06/30/2017	07/10/2017		(3,212)	(2,477)
	0.850	07/10/2017	07/10/2017		(6,432)	(4,960)
MYI	(0.350)	05/04/2017	07/03/2017	EUR	(721)	(823)

Total Reverse Repurchase Agreements						$(53,101)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions
TDM	0.720%	06/30/2017	07/10/2017	CAD	(3,862)	$(2,974)

Total Sale-Buyback Transactions						$(2,974)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(39,110) at a weighted average interest rate of 0.436%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)	Securities with an aggregate market value of $52,773 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.000	08/25/2017	300	$3	$0
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/25/2017	368	3	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	276	24	23

				$30	$23

Total Purchased Options				$30	$23

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/25/2017	32	$(12)	$(11)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	32	(16)	(6)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	276	(29)	(10)

				$(57)	$(27)

Total Written Options				$(57)	$(27)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2018	98		$24,118	$(18)	$0	$(5)
90-Day Eurodollar September Futures	09/2017	177		43,650	17	0	(5)
Australia Government 3-Year Note September Futures	09/2017	17	AUD	1,459	(9)	0	(4)
Australia Government 10-Year Bond September Futures	09/2017	26		2,583	(40)	0	(30)
Call Options Strike @ EUR 161.000 on Euro-OAT September Futures	08/2017	39	EUR	0	0	0	0
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond September Futures	08/2017	175		2	0	0	0
Euro-Bobl September Futures	09/2017	112		16,847	(173)	0	(61)
Put Options Strike @ EUR 129.250 on Euro-BOBL September Futures	09/2017	120		7	6	3	0
U.S. Treasury 5-Year Note September Futures	09/2017	442		$52,083	(119)	0	(84)
U.S. Treasury 10-Year Note September Futures	09/2017	316		39,668	(106)	0	(100)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	99		16,422	264	0	(66)
United Kingdom Long Gilt September Futures	09/2017	8	GBP	1,308	(22)	0	(12)

					$(200)	$3	$(367)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	98		$(24,046)	$(108)	$9	$0
90-Day Eurodollar September Futures	09/2018	177		(43,493)	(79)	24	0
Euro-Bono September Futures	09/2017	38	EUR	(6,004)	(9)	54	(3)
Euro-BTP Italy Government Bond September Futures	09/2017	32		(4,939)	75	72	0
Euro-Bund 10-Year Bond September Futures	09/2017	69		(12,757)	189	138	0
Euro-Buxl 30-Year Bond September Futures	09/2017	25		(4,669)	126	111	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	39		(6,614)	85	58	0
Euro-Schatz September Futures	09/2017	200		(25,550)	68	11	0
Japan Government 10-Year Bond September Futures	09/2017	5	JPY	(6,673)	22	18	0
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond September Futures	08/2017	30	EUR	(27)	(9)	0	(9)
U.S. Treasury 2-Year Note September Futures	09/2017	78		$(16,857)	23	7	0
U.S. Treasury 30-Year Bond September Futures	09/2017	131		(20,133)	(180)	74	0

					$203	$576	$(12)

Total Futures Contracts					$3	$579	$(379)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	1.000%	12/20/2020	0.169%		$1,800	$(53)	$2	$(51)	$1	$0
BASF SE	1.000	12/20/2020	0.169	EUR	600	(17)	(3)	(20)	0	0
BAT International Finance PLC	1.000	12/20/2020	0.324		1,300	(28)	(8)	(36)	1	0
Bayer AG	1.000	12/20/2020	0.228		700	(16)	(6)	(22)	1	0
Fortum OYJ	1.000	12/20/2020	0.367		200	(4)	(1)	(5)	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.197		1,200	(38)	(1)	(39)	0	0
Pfizer, Inc.	1.000	12/20/2020	0.161		$2,000	(58)	0	(58)	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.164		2,000	(59)	1	(58)	0	0
Telia Co. AB	1.000	12/20/2020	0.301	EUR	900	(22)	(4)	(26)	0	0
Tesco PLC	1.000	06/20/2022	1.525		2,800	(137)	57	(80)	0	0
United Utilities PLC	1.000	12/20/2020	0.428		500	(8)	(4)	(12)	0	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.124		$1,300	(36)	(3)	(39)	0	0

						$(476)	$30	$(446)	$3	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2021	0.414%		$2,200	$13	$44	$57	$0	$0
Royal Bank of Scotland PLC	1.000	12/20/2017	0.115	EUR	1,000	5	0	5	0	0
Shell International Finance BV	1.000	12/20/2026	0.933		1,400	(29)	39	10	0	(1)
Telecom Italia SpA	1.000	06/20/2024	1.984		300	(23)	1	(22)	0	0
Tesco PLC	1.000	12/20/2021	1.366		400	(24)	17	(7)	0	0

						$(58)	$101	$43	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022		$26,900	$(482)	$(24)	$(506)	$0	$(14)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	64,100	(902)	(787)	(1,689)	53	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		48,000	(655)	(549)	(1,204)	46	0
iTraxx Europe Senior 25 5-Year Index	1.000	06/20/2021		32,100	(86)	(778)	(864)	3	0

					$(2,125)	$(2,138)	$(4,263)	$102	$(14)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.895%	01/02/2025	BRL	4,200	$0	$(31)	$(31)	$7	$0
Pay	1-Year BRL-CDI	9.977	01/02/2025		7,600	0	(48)	(48)	8	0
Pay	1-Year BRL-CDI	10.300	01/02/2025		8,200	39	(61)	(22)	9	0
Receive (6)	3-Month CAD Bank Bill	1.850	09/15/2027	CAD	6,400	94	30	124	30	0
Pay (6)	3-Month CAD-Bank Bill	1.400	09/13/2019		30,000	(28)	(13)	(41)	0	(13)
Pay (6)	3-Month CAD-Bank Bill	5.800	12/19/2023		3,900	563	(24)	539	0	(23)
Pay (6)	3-Month CAD-Bank Bill	6.200	12/15/2025		2,900	405	(4)	401	0	(21)
Receive	3-Month CAD-Bank Bill	2.200	06/16/2026		5,900	(310)	239	(71)	56	0
Pay (6)	3-Month PLN-WIBOR	2.500	09/20/2022	PLN	9,000	0	9	9	0	(13)
Pay (6)	3-Month PLN-WIBOR	3.000	09/20/2027		5,800	8	12	20	0	(17)
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	21,300	38	(3)	35	0	(20)
Pay	3-Month USD-LIBOR	1.000	05/15/2018	$	55,200	(220)	10	(210)	0	(5)
Pay (6)	3-Month USD-LIBOR	1.750	06/18/2018		182,800	15	182	197	0	(14)
Receive (6)	3-Month USD-LIBOR	1.250	05/15/2019		55,200	343	(77)	266	17	0
Receive (6)	3-Month USD-LIBOR	2.250	06/18/2019		182,800	(12)	(353)	(365)	33	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		57,700	361	40	401	24	0
Pay	3-Month USD-LIBOR	1.228	06/12/2022		9,800	0	(4)	(4)	0	(1)
Pay	3-Month USD-LIBOR	1.267	06/19/2022		21,600	2	(18)	(16)	0	(2)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		108,400	(5,634)	4,108	(1,526)	218	0
Receive (6)	3-Month USD-LIBOR	2.250	12/20/2022		14,500	165	(39)	126	0	(26)
Receive	3-Month USD-LIBOR	1.500	06/21/2027		1,200	(80)	(6)	(86)	0	(3)
Receive (6)	3-Month USD-LIBOR	2.500	12/20/2027		7,400	124	(34)	90	0	(21)
Receive	3-Month USD-LIBOR	2.500	12/16/2035		8,500	155	(160)	(5)	0	(32)
Receive (6)	3-Month USD-LIBOR	2.098	07/01/2041		12,700	217	27	244	2	0
Receive (6)	3-Month USD-LIBOR	2.955	11/12/2049		4,300	(26)	(235)	(261)	20	0
Pay	3-Month ZAR-JIBAR	7.500	03/15/2019	ZAR	188,000	(68)	153	85	0	(21)
Pay	3-Month ZAR-JIBAR	7.750	03/15/2022		12,500	(10)	22	12	0	(4)
Pay	3-Month ZAR-JIBAR	8.250	03/15/2022		7,300	5	13	18	0	(3)
Receive (6)	6-Month EUR-EURIBOR	0.000	09/20/2019	EUR	16,000	14	16	30	0	(13)
Receive (6)	6-Month EUR-EURIBOR	0.250	09/20/2022		11,000	(34)	(18)	(52)	0	(65)
Pay	6-Month EUR-EURIBOR	1.000	09/05/2026		29,600	1,029	(139)	890	0	(286)
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027		2,400	16	(2)	14	0	(3)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		12,600	18	(13)	5	156	(176)
Receive (6)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	16,500	25	(25)	0	0	(56)
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022		11,400	(41)	63	22	66	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		23,100	(419)	39	(380)	324	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		2,050	80	4	84	0	(78)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	3,520,000	60	(22)	38	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	03/20/2029		270,000	(7)	(7)	(14)	7	0
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		980,000	1,283	(270)	1,013	0	(33)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		1,170,000	(2,994)	1,082	(1,912)	112	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	185,000	(535)	111	(424)	0	(18)
Pay	28-Day MXN-TIIE	7.317	03/23/2022		32,000	0	39	39	0	(4)
Pay	28-Day MXN-TIIE	5.570	01/31/2023		56,600	(231)	39	(192)	0	(18)
Receive	28-Day MXN-TIIE	6.080	03/10/2026		48,300	(274)	89	(185)	0	(14)
Pay	28-Day MXN-TIIE	7.740	02/22/2027		8,800	(1)	22	21	0	(3)

						$(5,865)	$4,743	$(1,122)	$1,089	$(1,006)

Total Swap Agreements						$(8,524)	$2,736	$(5,788)	$1,194	$(1,021)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(l)	Securities with an aggregate market value of $8,266 and cash of $4,099 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	CNH	3,664		$536	$0	$(4)
	12/2017		$531	CNH	3,664	4	0
BOA	07/2017	DKK	36,985		$5,480	0	(201)
	07/2017	EUR	32,617		36,661	0	(592)
	07/2017	GBP	3,874		4,979	0	(67)
	07/2017		$635	CZK	14,640	5	0
	07/2017		5,085	ILS	18,428	198	0
	07/2017		23,983	SEK	206,190	492	0
	08/2017	SEK	206,190		$24,020	0	(492)
	08/2017		$6,061	COP	17,707,961	0	(278)
	08/2017		178	MXN	3,263	1	0
	08/2017		554	TRY	1,969	0	(1)
	01/2018	DKK	13,938		$2,039	0	(124)
	04/2018		20,943		3,076	0	(192)
BPS	07/2017	BRL	5,738		1,734	2	0
	07/2017	CAD	17,143		12,739	0	(481)
	07/2017	CHF	2,566	EUR	2,345	2	0
	07/2017	JPY	767,050		$6,850	27	0
	07/2017		$1,713	BRL	5,738	19	0
	07/2017		2,606	CNY	18,082	61	0
	07/2017		40,856	EUR	35,918	167	0
	07/2017		6,846	JPY	767,050	0	(26)
	08/2017	BRL	849		$255	0	0
	08/2017	COP	1,897,845		618	0	(2)
	08/2017	EUR	35,918		40,916	0	(166)
	08/2017	PEN	884		269	0	(2)
	08/2017		$23,256	MXN	448,934	1,347	0
	08/2017		177	ZAR	2,315	0	(1)
	09/2017	TWD	10,069		$331	0	0
	10/2017	IDR	12,900,264		956	0	(1)
	10/2017		$4,332	CLP	2,918,257	52	0
	12/2017	INR	26,617		$405	0	0
	03/2018	MXN	70,400		3,367	0	(375)
	04/2018	DKK	11,261		1,661	0	(96)
	04/2018		$660	DKK	4,429	31	0
BRC	09/2017	CZK	2,000	EUR	74	0	(3)
	09/2017	MYR	1,535		$353	0	(3)
	10/2017		$1	IDR	13,470	0	0
CBK	07/2017	BRL	10,838		$3,296	25	0
	07/2017	EUR	1,005		1,131	0	(17)
	07/2017	GBP	25,572		32,903	0	(403)
	07/2017	NOK	8,970		1,063	0	(12)
	07/2017		$3,276	BRL	10,838	0	(5)
	07/2017		530	CNH	3,664	11	0
	07/2017		12,029	JPY	1,352,700	0	(3)
	08/2017	JPY	1,352,700		$12,043	2	0
	08/2017	MXN	27,199		1,466	0	(25)
	08/2017		$176	MXN	3,251	2	0
	08/2017		152	PEN	499	1	0
	09/2017	MYR	3,018		$699	0	0
	09/2017	SGD	1,926		1,391	0	(10)
	09/2017		$7,280	RUB	422,007	0	(239)
DUB	07/2017	BRL	21,753		$6,568	6	(5)
	07/2017		$6,646	BRL	21,753	25	(105)
	08/2017		5,443		18,156	6	0
	07/2018	BRL	5,980		$1,697	0	(2)
FBF	07/2017	INR	634,279		9,817	19	0
	08/2017		$1,322	TRY	4,718	3	0
	09/2017	MYR	1,058		$245	0	0
	09/2017		$14,036	KRW	15,780,336	0	(242)
	09/2017		2,862	PHP	143,809	0	(31)
	09/2017		1,093	RUB	66,572	18	0
	12/2017		9,676	INR	634,279	0	(24)
GLM	07/2017	BRL	1,274		$385	1	0
	07/2017	CAD	472		354	0	(10)
	07/2017	CNY	18,082		2,649	0	(19)
	07/2017	EUR	1,557		1,739	0	(40)
	07/2017	JPY	2,119,750		19,015	165	0
	07/2017		$353	BRL	1,274	32	0
	07/2017		6,794	DKK	47,260	465	0
	07/2017		6,154	GBP	4,828	135	0
	07/2017		6,844	JPY	767,050	0	(25)
	07/2017		3,048	RON	12,641	121	0
	08/2017	CHF	2,281		$2,384	1	0
	08/2017		$1,664	AUD	2,166	1	0
	08/2017		10,789	CAD	14,000	12	0
	08/2017		419	COP	1,275,009	0	(3)
	08/2017		228	TRY	812	0	0
	08/2017		6,389	ZAR	86,153	163	0
	08/2017	ZAR	34,320		$2,636	26	0
	09/2017	MYR	876		203	0	0
	10/2017	DKK	1,895		290	0	(2)
	10/2017	RUB	412,434		7,037	198	0
	10/2017		$1,951	DKK	13,502	133	0
	10/2017		1,305	IDR	17,556,428	0	(2)
	12/2017		2,617	CNY	18,082	23	0
	01/2018		2,042	DKK	13,938	121	0
	04/2018	DKK	14,746		$2,161	0	(140)
	04/2018		$733	KRW	832,615	0	(2)
HUS	07/2017	BRL	8,208		$2,481	4	0
	07/2017	CZK	8,700		380	0	(1)
	07/2017	DKK	23,095		3,529	0	(19)
	07/2017	RON	1,262		316	0	0
	07/2017		$2,456	BRL	8,208	22	0
	07/2017		1,032	CZK	23,850	11	0
	08/2017	MXN	46,878		$2,576	7	0
	08/2017	PLN	3,516		948	0	(1)
	08/2017	TRY	1,490		418	0	0
	08/2017		$225	MXN	4,042	0	(4)
	08/2017	ZAR	5,492		$417	0	(1)
	09/2017	HKD	3,848		494	0	0
	09/2017	RUB	15,172		252	0	(1)
	09/2017	SGD	8,707		6,309	0	(23)
	09/2017	THB	23,653		697	1	0
	09/2017		$1,206	RUB	73,747	24	0
	09/2017		475	SGD	653	0	0
	10/2017	CLP	289,087		$434	0	0
	10/2017	DKK	24,244		3,716	0	(26)
	12/2017	CNY	4,657		680	0	0
	04/2018	KRW	831,808		733	3	0
IND	07/2017		$1,063	NOK	8,970	12	0
	08/2017	NOK	8,970		$1,063	0	(12)
	10/2017		$5,288	ILS	18,428	14	0
JPM	07/2017	AUD	1,588		1,174	0	(46)
	07/2017	BRL	19,700		5,263	0	(684)
	07/2017	DKK	81,665		12,379	0	(165)
	07/2017	EUR	2,537	SEK	24,533	14	0
	07/2017		2,713		$3,035	0	(63)
	07/2017	INR	15,698		242	0	0
	07/2017	JPY	1,534,100		13,944	304	0
	07/2017	NZD	1,323		966	0	(3)
	07/2017	SEK	7,120		821	0	(24)
	07/2017		$2,473	AUD	3,243	19	0
	07/2017		5,993	BRL	19,700	0	(47)
	07/2017		13,438	CAD	17,615	145	0
	07/2017		1,036	CZK	25,792	92	0
	07/2017		1,845	EUR	1,644	33	0
	07/2017		5,419	GBP	4,243	107	0
	08/2017	CAD	17,615		$13,445	0	(145)
	08/2017	EUR	1,687		1,927	0	(3)
	08/2017	MXN	11,435		607	0	(20)
	08/2017	NZD	2,238		1,640	1	0
	08/2017		$459	BRL	1,535	2	0
	08/2017		4,095	EUR	3,586	7	0
	08/2017		2,172	MXN	39,216	0	(23)
	08/2017		157	PEN	514	1	0
	08/2017		1,693	SEK	14,315	9	0
	09/2017	CZK	6,000		$243	0	(21)
	09/2017	KRW	1,435,052		1,254	0	0
	09/2017		$413	PHP	20,812	0	(3)
	09/2017		6,944	THB	235,972	3	0
	10/2017	DKK	2,490		$384	0	(1)
	10/2017		$1,672	IDR	22,514,865	0	(1)
	12/2017	INR	102,312		$1,556	0	(1)
	12/2017		$915	INR	59,987	0	(2)
	04/2018	KRW	1,020,592		$908	12	0
	04/2018		$793	KRW	893,552	0	(9)
MSB	07/2017	CZK	119,224		$4,753	0	(462)
	07/2017	EUR	320	SEK	3,089	1	0
	07/2017	NZD	3,090	AUD	2,942	0	(3)
	07/2017		$14,024	JPY	1,570,000	0	(58)
	08/2017	HUF	56,859		$200	0	(11)
	09/2017	MYR	1,423		329	0	(1)
	04/2018		$115	KRW	129,318	0	(1)
NAB	07/2017		178	DKK	1,240	13	0
	07/2017		373	EUR	330	4	0
NGF	11/2017	MXN	20,500		$994	0	(110)
RBC	07/2017	JPY	35,900		323	4	0
	08/2017	PEN	1,547		472	0	(2)
	09/2017	EUR	75		82	0	(4)
SCX	08/2017		$212	MXN	3,836	0	(2)
	08/2017		9,138	PLN	35,002	306	0
SOG	07/2017	SEK	199,070		$22,825	0	(804)
	08/2017		$397	TRY	1,412	0	0
	09/2017		3,364	TWD	101,556	0	(24)
TOR	07/2017	BRL	13,690		$4,138	6	0
	07/2017		$4,225	BRL	13,690	0	(92)
	10/2017	DKK	107,034		$16,513	0	(10)
UAG	07/2017		8,810		1,326	0	(28)
	07/2017	GBP	1,246		1,599	0	(24)
	07/2017		$27,709	GBP	21,621	451	0
	07/2017		9,884	INR	649,977	156	0
	08/2017	GBP	21,621		$27,734	0	(451)
	09/2017	PHP	23,937		471	0	0
	09/2017		$4,963	HKD	38,617	0	(7)
	09/2017		7,202	MYR	30,661	0	(96)
	12/2017	CNH	2,210		$313	0	(10)
	12/2017		$2,960	CNY	20,979	103	0

Total Forward Foreign Currency Contracts						$6,014	$(8,022)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$1,952	$36	$38
CBK	Put - OTC EUR versus TRY	TRY	4.071	09/27/2017	EUR	2,300	58	37
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$1,192	22	24
GLM	Put - OTC AUD versus JPY		75.600	06/19/2018	AUD	2,400	34	28
	Call - OTC USD versus JPY		120.000	04/20/2020		$2,128	39	42

							$189	$169

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.265%	09/11/2017	EUR	6,200	$63	$8
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		$35,600	30	2
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.164	09/11/2017	EUR	3,200	36	8
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.223	09/11/2017		1,600	16	3
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		$129,700	132	9
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		181,300	151	10

								$428	$40

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.400%	3-Month USD-LIBOR	10/26/2017	$79,700	$8	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 4.000% due 09/01/2047	$76.500	09/06/2017	$6,000	$0	$0
	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2047	73.000	09/06/2017	5,000	0	0

					$0	$0

Total Purchased Options					$625	$209

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC EUR versus TRY	TRY	3.950	09/27/2017	EUR	2,300	$(21)	$(12)
	Call - OTC EUR versus TRY		4.171	09/27/2017		2,300	(36)	(49)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$2,800	(149)	(1)
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	2,400	(32)	(25)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$3,000	(289)	(78)
	Put - OTC USD versus BRL		3.892	07/02/2018		3,000	(289)	(389)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		2,128	(40)	(21)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		2,368	(48)	(24)
MSB	Put - OTC USD versus KRW		1,075.000	04/25/2018		336	(7)	(4)

							$(911)	$(603)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	0

						$(179)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	09/11/2017	$12,900	$(37)	$(6)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.000%	3-Month USD-LIBOR	10/26/2017	$79,700	$0	$0

Total Written Options						$(1,127)	$(609)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Credit Suisse Group Finance	(1.000)%	06/20/2022	0.868%	EUR	2,400	$41	$(60)	$0	$(19)
	Japan Government International Bond	(1.000)	06/20/2022	0.258		$1,700	(61)	0	0	(61)
CBK	Japan Government International Bond	(1.000)	06/20/2022	0.258		600	(22)	1	0	(21)
GST	Japan Government International Bond	(1.000)	06/20/2022	0.258		800	(29)	0	0	(29)

							$(71)	$(59)	$0	$(130)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2022	1.359%		$800	$(13)	$0	$0	$(13)
BPS	Colombia Government International Bond	1.000	12/20/2021	1.218		1,200	(45)	34	0	(11)
	Colombia Government International Bond	1.000	06/20/2022	1.359		900	(14)	(1)	0	(15)
BRC	Colombia Government International Bond	1.000	12/20/2021	1.218		100	(4)	3	0	(1)
	Colombia Government International Bond	1.000	06/20/2022	1.359		1,200	(19)	(1)	0	(20)
	Indonesia Government International Bond	1.000	09/20/2019	0.532		4,500	(57)	105	48	0
CBK	Russia Government International Bond	1.000	12/20/2021	1.529		2,900	(93)	29	0	(64)
	Shire Acquisitions Investments Ireland DAC	1.000	12/20/2021	1.227	EUR	200	(7)	5	0	(2)
DUB	Argentine Republic Government International Bond	5.000	06/20/2022	3.284		$1,900	155	(6)	149	0
GST	Brazil Government International Bond	1.000	06/20/2022	2.376		100	(6)	0	0	(6)
	Indonesia Government International Bond	1.000	12/20/2019	0.592		9,600	(187)	285	98	0
	Russia Government International Bond	1.000	12/20/2021	1.529		1,700	(56)	19	0	(37)
	South Africa Government International Bond	1.000	06/20/2022	1.968		7,100	(302)	(12)	0	(314)
HUS	Brazil Government International Bond	1.000	12/20/2021	2.161		200	(13)	3	0	(10)
	Colombia Government International Bond	1.000	06/20/2022	1.359		800	(13)	0	0	(13)

							$(674)	$463	$295	$(506)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	06/20/2022	EUR	2,600	$136	$(90)	$46	$0

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	7,200	$5,496	$(21)	$80	$59	$0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	5,400	6,858	(23)	193	170	0
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		4,400	5,381	(28)	371	343	0
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	11,200	8,443	(111)	309	198	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	300	366	0	24	24	0
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	27,100	20,430	(28)	507	479	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	24,300	29,719	(42)	1,936	1,894	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	9,600	7,237	(28)	198	170	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	1,600	1,953	47	82	129	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		7,500	9,525	(31)	267	236	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		4,100	5,014	(24)	343	319	0

							$(289)	$4,310	$4,021	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	6-Month THB-THBFIX	2.480%	05/18/2027	THB	108,800	$0	$24	$24	$0
	Pay	6-Month THB-THBFIX	2.810	05/18/2037		33,000	0	5	5	0
JPM	Pay	3-Month KRW-KORIBOR	1.308	07/01/2026	KRW	987,900	(6)	(37)	0	(43)

							$(6)	$(8)	$29	$(43)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	06/24/2019	$3	$0	$4	$4	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	06/26/2019	5	0	5	5	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/24/2019	3	0	(3)	0	(3)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/26/2019	5	0	(4)	0	(4)

						$0	$2	$9	$(7)

Total Swap Agreements						$(904)	$4,618	$4,400	$(686)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(n)	Securities with an aggregate market value of $3,995 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Belgium
Corporate Bonds & Notes	$0	$2,681	$0	$2,681
Brazil
Corporate Bonds & Notes	0	3,606	0	3,606
Canada
Corporate Bonds & Notes	0	5,613	0	5,613
Non-Agency Mortgage-Backed Securities	0	2,136	0	2,136
Sovereign Issues	0	10,851	0	10,851
Cayman Islands
Asset-Backed Securities	0	22,628	0	22,628
Corporate Bonds & Notes	0	1,832	0	1,832
China
Sovereign Issues	0	951	0	951
Colombia
Corporate Bonds & Notes	0	2,861	0	2,861
Czech Republic
Sovereign Issues	0	6,135	0	6,135
Denmark
Corporate Bonds & Notes	0	21,317	0	21,317
France
Corporate Bonds & Notes	0	5,118	0	5,118
Sovereign Issues	0	355	0	355
Germany
Corporate Bonds & Notes	0	3,645	0	3,645
Greece
Corporate Bonds & Notes	0	1,131	0	1,131
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,961	0	1,961
Hong Kong
Corporate Bonds & Notes	0	1,813	0	1,813
Indonesia
Sovereign Issues	0	8,532	0	8,532
Ireland
Asset-Backed Securities	0	381	0	381
Corporate Bonds & Notes	0	1,914	0	1,914
Italy
Corporate Bonds & Notes	0	5,846	0	5,846
Non-Agency Mortgage-Backed Securities	0	4,151	0	4,151
Sovereign Issues	0	9,213	0	9,213
Japan
Corporate Bonds & Notes	0	3,198	0	3,198
Sovereign Issues	0	18,463	0	18,463
Kuwait
Sovereign Issues	0	7,437	0	7,437
Luxembourg
Corporate Bonds & Notes	0	3,637	0	3,637
Malaysia
Sovereign Issues	0	1,026	0	1,026
Mexico
Sovereign Issues	0	4,264	0	4,264
Netherlands
Asset-Backed Securities	0	1,497	0	1,497
Corporate Bonds & Notes	0	10,478	0	10,478
Non-Agency Mortgage-Backed Securities	0	723	0	723
Norway
Corporate Bonds & Notes	0	2,205	0	2,205
Sovereign Issues	0	1,021	0	1,021
Peru
Sovereign Issues	0	4,581	0	4,581
Philippines
Sovereign Issues	0	1,444	0	1,444
Portugal
Corporate Bonds & Notes	0	1,829	0	1,829
Qatar
Sovereign Issues	0	5,148	0	5,148
Saudi Arabia
Sovereign Issues	0	8,481	0	8,481
Singapore
Sovereign Issues	0	2,934	0	2,934
Slovenia
Sovereign Issues	0	7,424	0	7,424
South Africa
Sovereign Issues	0	1,561	0	1,561
South Korea
Sovereign Issues	0	1,700	0	1,700
Spain
Sovereign Issues	0	10,834	0	10,834
Sweden
Corporate Bonds & Notes	0	24,020	0	24,020
Switzerland
Corporate Bonds & Notes	0	3,822	0	3,822
United Kingdom
Corporate Bonds & Notes	0	34,012	1,273	35,285
Non-Agency Mortgage-Backed Securities	0	12,012	0	12,012
Sovereign Issues	0	6,923	0	6,923
United States
Asset-Backed Securities	0	45,361	0	45,361
Corporate Bonds & Notes	0	60,939	0	60,939
Loan Participations and Assignments	0	2,594	0	2,594
Municipal Bonds & Notes	0	919	0	919
Non-Agency Mortgage-Backed Securities	0	21,167	4,985	26,152
U.S. Government Agencies	0	54,650	0	54,650
U.S. Treasury Obligations	0	26,800	0	26,800
Short-Term Instruments
Certificates of Deposit	0	2,500	0	2,500
Repurchase Agreements	0	17,000	0	17,000
Czech Republic Treasury Bills	0	350	0	350
Mexico Treasury Bills	0	4,792	0	4,792
U.S. Treasury Bills	0	801	0	801
	$0	$543,218	$6,258	$549,476

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,920	$0	$0	$2,920

Total Investments	$2,920	$543,218	$6,258	$552,396

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	602	1,194	0	1,796
Over the counter	0	10,623	0	10,623
	$602	$11,817	$0	$12,419

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(389)	(1,038)	0	(1,427)
Over the counter	0	(9,315)	(2)	(9,317)

	$(389)	$(10,353)	$(2)	$(10,744)

Total Financial Derivative Instruments	$213	$1,464	$(2)	$1,675

Totals	$3,133	$544,682	$6,256	$554,071

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (2)
Investments in Securities, at Value
United Kingdom
Corporate Bonds & Notes	$1,251	$0	$0	$0	$0	$23	$0	$0	$1,274	$23
United States
Non-Agency Mortgage-Backed Securities	4,987	0	0	6	0	(8)	0	0	4,985	(2)

	$6,238	$0	$0	$6	$0	$15	$0	$0	$6,259	$21
Financial Derivative Instruments - Liabilities
Over the counter	$(2)	$0	$0	$0	$0	$0	$0	$0	$(2)	$(1)

Totals	$6,236	$0	$0	$6	$0	$15	$0	$0	$6,257	$20

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United Kingdom
Corporate Bonds & Notes	$1,273	Proxy Pricing	Base Price	100.000
United States
Non-Agency Mortgage-Backed Securities	4,985	Proxy Pricing	Base Price	99.853
Financial Derivative Instruments - Liabilities
Over the counter	(2)	Indicative Market Quotation	Broker Quote	(0.997)
Total	$6,256

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.5%
AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Telstra Corp. Ltd.
4.800% due 10/12/2021		$1,900	$2,079

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Swan Trust
2.915% due 04/25/2041	AUD	186	144

Total Australia (Cost $2,249)			2,223

BRAZIL 0.7%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
7.375% due 01/17/2027		$2,700	2,863
8.375% due 05/23/2021		2,000	2,244

Total Brazil (Cost $4,872)			5,107

CANADA 4.4%
CORPORATE BONDS & NOTES 1.3%
Bank of Nova Scotia
1.875% due 04/26/2021		2,300	2,279
Enbridge, Inc.
1.946% due 06/15/2020		600	600
3.700% due 07/15/2027 (b)		1,200	1,201
Petro-Canada
6.050% due 05/15/2018		850	881
Royal Bank of Canada
2.300% due 03/22/2021		1,700	1,706
Toronto-Dominion Bank
2.500% due 01/18/2023		3,600	3,627

			10,294

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
0.955% due 06/01/2020	CAD	528	406
1.155% due 07/01/2020		1,295	1,001
1.155% due 08/01/2020		551	426

			1,833

SOVEREIGN ISSUES 2.9%
Canada Government International Bond
1.500% due 12/01/2044 (e)		451	428
Province of Alberta
1.250% due 06/01/2020 (h)		2,400	1,836
2.350% due 06/01/2025		2,500	1,927
Province of British Columbia
2.300% due 06/18/2026		200	154
Province of Ontario
2.100% due 09/08/2018 (h)		700	546
2.450% due 06/29/2022		$500	504
2.600% due 06/02/2025	CAD	10,600	8,351
3.150% due 06/02/2022 (h)		3,300	2,693
3.500% due 06/02/2024 (h)		3,100	2,591
4.000% due 10/07/2019		$400	420
Province of Quebec
2.500% due 09/01/2026	CAD	1,700	1,324
2.750% due 08/25/2021		$300	308

4.250% due 12/01/2021 (h)	CAD	1,200	1,020

			22,102

Total Canada (Cost $35,271)			34,229

CAYMAN ISLANDS 3.9%
ASSET-BACKED SECURITIES 3.8%
Cent CLO Ltd.
2.380% due 07/27/2026		$3,700	3,710
CIFC Funding Ltd.
2.392% due 05/24/2026		1,800	1,803
Hildene CLO Ltd.
2.338% due 07/19/2026		3,800	3,810
Jamestown CLO Ltd.
2.378% due 01/17/2027		3,800	3,800
Madison Park Funding Ltd.
1.420% due 02/26/2021		1,044	1,045
MP CLO Ltd.
2.408% due 07/18/2026		1,800	1,804
Nelder Grove CLO Ltd.
2.300% due 08/28/2026		1,800	1,802
Octagon Investment Partners Ltd.
2.258% due 04/15/2026		1,800	1,798
OHA Credit Partners Ltd.
2.286% due 07/20/2026		3,700	3,710
Staniford Street CLO Ltd.
2.426% due 06/15/2025		2,000	2,000
Telos CLO Ltd.
2.428% due 01/17/2027		3,800	3,800

			29,082

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		900	903

Total Cayman Islands (Cost $29,943)			29,985

CZECH REPUBLIC 0.0%
SOVEREIGN ISSUES 0.0%
Czech Republic Government International Bond
1.200% due 07/23/2017	CZK	3,000	131

Total Czech Republic (Cost $118)			131

DENMARK 12.1%
CORPORATE BONDS & NOTES 12.1%
BRFkredit A/S
2.000% due 10/01/2047	DKK	6,628	1,001
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		30,700	4,742
2.000% due 10/01/2047		23,925	3,619
2.500% due 10/01/2037		2,409	384
2.500% due 10/01/2047		3,181	498
Nykredit Realkredit A/S
1.000% due 01/01/2018		75,200	11,653
2.000% due 10/01/2037		10,476	1,643
2.000% due 10/01/2047		42,868	6,440
2.500% due 10/01/2037		12,727	2,044
2.500% due 10/01/2047		41,259	6,434
Realkredit Danmark A/S
1.000% due 01/01/2018		205,800	31,863
1.000% due 04/01/2018		29,500	4,582
2.000% due 01/01/2018		5,000	777
2.000% due 04/01/2018		13,000	2,033
2.000% due 10/01/2037		13,744	2,148
2.000% due 10/01/2047		49,604	7,461
2.500% due 10/01/2037		6,589	1,052
2.500% due 10/01/2047		34,861	5,444

Total Denmark (Cost $88,770)			93,818

FRANCE 3.3%
CORPORATE BONDS & NOTES 1.6%
Credit Agricole S.A.
8.125% due 09/19/2033		$1,000	1,066
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	1,600	1,861
1.875% due 03/28/2019		$2,600	2,594

1.875% due 09/15/2021		2,500	2,441
1.889% due 03/23/2018		1,200	1,204
2.000% due 01/22/2021	EUR	1,200	1,464
2.250% due 02/18/2020		$700	701
RCI Banque S.A.
3.500% due 04/03/2018		1,000	1,012

			12,343

SOVEREIGN ISSUES 1.7%
France Government International Bond
1.250% due 05/25/2036 (h)	EUR	1,800	1,979
2.000% due 05/25/2048 (h)		6,800	8,037
3.250% due 05/25/2045 (h)		2,100	3,190

			13,206

Total France (Cost $24,306)			25,549

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG
4.250% due 10/14/2021		$3,700	3,878
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		1,200	1,187
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	248
5.375% due 04/23/2024	NZD	1,400	1,134
5.500% due 03/29/2022	AUD	1,100	953

Total Germany (Cost $7,251)			7,400

GREECE 0.2%
CORPORATE BONDS & NOTES 0.0%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	100	113

SOVEREIGN ISSUES 0.2%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	80,000	709
4.500% due 07/03/2017		80,000	714

			1,423

Total Greece (Cost $1,529)			1,536

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,000	1,032

Total Guernsey, Channel Islands (Cost $998)			1,032

IRELAND 0.8%
CORPORATE BONDS & NOTES 0.6%
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022	EUR	2,000	2,714
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		$400	424
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,200	1,195
2.400% due 09/23/2021		300	297

			4,630

SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	800	1,241

Total Ireland (Cost $5,983)			5,871

ITALY 1.9%
CORPORATE BONDS & NOTES 1.0%
Assicurazioni Generali SpA
5.500% due 10/27/2047	EUR	600	765
Banca Carige SpA
3.875% due 10/24/2018		2,600	3,088

Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056		1,530	1,802
Intesa Sanpaolo SpA
6.625% due 05/08/2018		1,700	2,041

			7,696

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Berica ABS SRL
0.000% due 12/31/2055		57	65
Casa D’este Finance SRL
0.019% due 09/15/2040		274	313
Claris Finance SRL
0.102% due 10/31/2060		546	623

			1,001

SOVEREIGN ISSUES 0.8%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)		1,103	1,272
2.700% due 03/01/2047 (h)		100	102
2.800% due 03/01/2067 (h)		1,800	1,718
3.450% due 03/01/2048 (h)		1,600	1,863
Italy Government International Bond
6.000% due 08/04/2028	GBP	900	1,447

			6,402

Total Italy (Cost $16,460)			15,099

JAPAN 7.6%
CORPORATE BONDS & NOTES 0.5%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$600	610
Sumitomo Mitsui Financial Group, Inc.
2.901% due 03/09/2021		3,200	3,298

			3,908

SOVEREIGN ISSUES 7.1%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		2,100	2,042
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,400	1,378
2.500% due 06/01/2022		900	904
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,700	2,661
2.625% due 04/20/2022		2,000	2,004
Japan Government International Bond
0.500% due 09/20/2046	JPY	460,000	3,746
1.400% due 09/20/2034		1,050,000	10,804
1.600% due 03/20/2033		40,000	423
1.700% due 09/20/2032		2,760,000	29,494
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,400	1,380

			54,836

Total Japan (Cost $56,548)			58,744

KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond
2.750% due 03/20/2022		1,500	1,507
3.500% due 03/20/2027		4,900	5,015

Total Kuwait (Cost $6,344)			6,522

LUXEMBOURG 0.5%
CORPORATE BONDS & NOTES 0.5%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	1,350	1,601
Wind Acquisition Finance S.A.
3.668% due 07/15/2020		1,700	1,952

Total Luxembourg (Cost $3,373)			3,553

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd.
1.546% due 09/22/2037		$1,421	1,116

Total Multinational (Cost $990)			1,116

NETHERLANDS 3.3%
ASSET-BACKED SECURITIES 1.3%
BNPP IP Euro CLO BV
0.780% due 04/15/2028	EUR	3,200	3,667
Cadogan Square CLO BV
0.000% due 01/17/2023		48	55
Carlyle Global Market Strategies Euro CLO Ltd.
0.690% due 08/15/2027		3,400	3,888
Harbourmaster CLO BV
0.108% due 05/08/2023		800	917
Highlander Euro CDO BV
0.000% due 05/01/2023		163	187
Jubilee CDO BV
0.000% due 07/30/2024		1,048	1,198
Panther CDO BV
0.044% due 10/15/2084		65	74

			9,986

CORPORATE BONDS & NOTES 2.0%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	3,500	2,829
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	1,200	1,612
Enel Finance International NV
5.125% due 10/07/2019		$1,800	1,918
ING Bank NV
2.625% due 12/05/2022		3,400	3,431
4.125% due 11/21/2023		3,100	3,174
Mondelez International Holdings Netherlands BV
1.782% due 10/28/2019		1,000	1,004
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	1,200	1,624

			15,592

Total Netherlands (Cost $24,656)			25,578

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Bank ASA
2.375% due 06/02/2021		$400	398
DNB Boligkreditt A/S
2.500% due 03/28/2022		1,900	1,915

			2,313

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	6,500	862

Total Norway (Cost $3,242)			3,175

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	6,100	1,619
3.250% due 07/25/2025		100	27

Total Poland (Cost $1,543)			1,646

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	200	73
4.750% due 01/15/2018 ^		700	256
Novo Banco S.A.
5.000% due 05/21/2019		600	565

Total Portugal (Cost $1,696)			894

QATAR 0.2%
CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$600	651

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.500% due 01/20/2022		300	318
4.625% due 06/02/2046		800	811

			1,129

Total Qatar (Cost $1,751)			1,780

SAUDI ARABIA 0.9%
SOVEREIGN ISSUES 0.9%
Saudi Government International Bond
2.375% due 10/26/2021		6,500	6,404
3.250% due 10/26/2026		500	496

Total Saudi Arabia (Cost $6,938)			6,900

SLOVENIA 1.8%
CORPORATE BONDS & NOTES 0.0%
Slovenska izvozna in razvojna banka DD
0.875% due 08/04/2018	EUR	300	346

SOVEREIGN ISSUES 1.8%
Slovenia Government International Bond
4.125% due 02/18/2019		$6,500	6,733
4.750% due 05/10/2018		700	718
5.250% due 02/18/2024		3,850	4,418
5.500% due 10/26/2022		1,450	1,659
5.850% due 05/10/2023		550	643

			14,171

Total Slovenia (Cost $13,972)			14,517

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		700	693

Total South Korea (Cost $685)			693

SPAIN 2.3%
CORPORATE BONDS & NOTES 0.2%
Banco Santander S.A.
6.250% due 09/11/2021 (f)	EUR	700	830
Merlin Properties Socimi S.A.
2.375% due 05/23/2022		700	846

			1,676

SOVEREIGN ISSUES 2.1%
Autonomous Community of Andalusia
4.850% due 03/17/2020		800	1,032
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,500	1,779
4.900% due 09/15/2021		1,300	1,581
4.950% due 02/11/2020		1,150	1,410
Autonomous Community of Madrid
4.688% due 03/12/2020		900	1,158
Spain Government International Bond
1.450% due 10/31/2027 (b)		2,500	2,810
1.500% due 04/30/2027 (h)		3,800	4,332
2.150% due 10/31/2025		500	611

2.900% due 10/31/2046		1,400	1,619

			16,332

Total Spain (Cost $17,433)			18,008

SWEDEN 6.2%
CORPORATE BONDS & NOTES 6.2%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	40,300	4,825
2.250% due 09/21/2022		24,500	3,123
Nordea Hypotek AB
1.000% due 04/08/2022		60,300	7,274
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		17,500	2,162
Stadshypotek AB
1.500% due 12/15/2021		49,000	6,054
2.500% due 09/18/2019		4,000	502
3.000% due 03/21/2018		2,000	244
4.250% due 10/10/2017	AUD	1,700	1,314
4.500% due 09/21/2022	SEK	55,000	7,768
Svenska Handelsbanken AB
2.450% due 03/30/2021		$4,200	4,210
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022	SEK	25,000	3,045
2.000% due 06/17/2026		13,000	1,594
Swedbank AB
2.200% due 03/04/2020		$900	901
Swedbank Hypotek AB
1.000% due 09/15/2021	SEK	7,500	910
1.000% due 06/15/2022		29,700	3,576
3.750% due 12/20/2017		3,500	424

Total Sweden (Cost $46,696)			47,926

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG
6.500% due 08/08/2023		$3,000	3,381
UBS AG
1.799% due 06/08/2020		2,400	2,405
2.200% due 06/08/2020		1,600	1,602
7.625% due 08/17/2022		1,300	1,529

			8,917

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	473

Total Switzerland (Cost $9,117)			9,390

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$900	896

Total United Arab Emirates (Cost $890)			896

UNITED KINGDOM 10.6%
CORPORATE BONDS & NOTES 6.9%
Barclays Bank PLC
7.625% due 11/21/2022		6,100	6,988
7.750% due 04/10/2023		3,512	3,666
Barclays PLC
3.650% due 03/16/2025		1,900	1,897
6.500% due 09/15/2019 (f)	EUR	600	710
7.875% due 09/15/2022 (f)	GBP	400	563
8.250% due 12/15/2018 (f)		$4,200	4,463
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	700	1,041
Frontier Finance PLC
8.000% due 03/23/2022		1,500	1,910
HBOS PLC
1.923% due 09/06/2017		$1,300	1,299
5.374% due 06/30/2021	EUR	400	537
6.750% due 05/21/2018		$600	624
HSBC Holdings PLC
4.300% due 03/08/2026		3,200	3,409

Legal & General Group PLC
5.500% due 06/27/2064	GBP	700	983
Lloyds Bank PLC
4.875% due 03/30/2027		200	329
5.125% due 03/07/2025		1,600	2,613
Lloyds Banking Group PLC
7.000% due 06/27/2019 (f)		1,614	2,186
7.625% due 06/27/2023 (f)		2,300	3,323
7.875% due 06/27/2029 (f)		800	1,223
Nationwide Building Society
10.250% due 06/29/2049 (f)		0	49
RAC Bond Co. PLC
4.870% due 05/06/2046		600	871
Reckitt Benckiser Treasury Services PLC
1.856% due 06/24/2022		$900	902
Royal Bank of Scotland Group PLC
2.652% due 05/15/2023		2,000	2,018
3.498% due 05/15/2023		1,900	1,913
Santander UK Group Holdings PLC
2.875% due 08/05/2021		1,600	1,605
4.750% due 09/15/2025		1,300	1,350
7.375% due 06/24/2022 (f)	GBP	600	823
Tesco PLC
5.125% due 04/10/2047	EUR	600	726
6.125% due 02/24/2022	GBP	1,050	1,570
Tesco Property Finance PLC
5.411% due 07/13/2044		589	827
7.623% due 07/13/2039		273	460
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		700	941
Virgin Money PLC
2.250% due 04/21/2020		1,100	1,465

			53,284

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Eurosail PLC
0.449% due 06/10/2044		97	126
1.240% due 06/13/2045		1,514	1,907
Money Partners Securities PLC
0.669% due 03/15/2040		23	30
Newgate Funding PLC
1.289% due 12/15/2050		614	768
1.539% due 12/15/2050		307	371
ResLoC UK PLC
0.449% due 12/15/2043		1,813	2,264
Ripon Mortgages PLC
1.172% due 08/20/2056		3,100	4,049
Thrones PLC
1.165% due 11/15/2049		526	687
Towd Point Mortgage Funding PLC
1.504% due 02/20/2054		2,687	3,525
Uropa Securities PLC
0.489% due 06/10/2059		410	515
0.639% due 06/10/2059		95	113
0.839% due 06/10/2059		74	87
1.039% due 06/10/2059		78	92

			14,534

SOVEREIGN ISSUES 1.8%
United Kingdom Gilt
3.250% due 01/22/2044 (h)		2,200	3,663
3.500% due 01/22/2045 (h)		2,200	3,849
4.250% due 12/07/2040 (h)		3,000	5,669
4.750% due 12/07/2038 (h)		300	593

			13,774

Total United Kingdom (Cost $80,660)			81,592

UNITED STATES 39.6%
ASSET-BACKED SECURITIES 5.8%
Amortizing Residential Collateral Trust
1.916% due 10/25/2031		$6	6
Amresco Residential Securities Corp. Mortgage Loan Trust
2.156% due 06/25/2029		9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.576% due 10/25/2035		1,161	1,159
1.596% due 02/25/2036		1,539	1,169
Bear Stearns Asset-Backed Securities Trust
1.876% due 10/25/2032		1	1
Citigroup Mortgage Loan Trust, Inc.
1.376% due 12/25/2036		676	454

1.396% due 01/25/2037	3,053	2,003
1.476% due 03/25/2036	1,889	1,624
Countrywide Asset-Backed Certificates
1.346% due 12/25/2036 ^	1,085	1,091
1.356% due 06/25/2037	917	768
1.356% due 06/25/2047 ^	937	729
1.406% due 06/25/2047	1,583	1,541
1.416% due 06/25/2037 ^	2,515	1,886
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 01/25/2032	5	5
EMC Mortgage Loan Trust
1.474% due 05/25/2043	399	394
First Alliance Mortgage Loan Trust
1.010% due 12/20/2027	1	1
First Franklin Mortgage Loan Trust
2.161% due 03/25/2035	1,500	1,324
GSAMP Trust
1.476% due 02/25/2046	121	103
2.086% due 11/25/2034	668	637
Home Equity Asset Trust
1.401% due 07/25/2037	658	655
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	126	45
Long Beach Mortgage Loan Trust
1.921% due 08/25/2035	37	37
MASTR Asset-Backed Securities Trust
1.456% due 06/25/2036	4,787	2,761
1.716% due 10/25/2035 ^	1,428	1,301
MASTR Specialized Loan Trust
1.586% due 01/25/2037	1,400	844
Merrill Lynch Mortgage Investors Trust
1.696% due 05/25/2036	68	64
Morgan Stanley ABS Capital, Inc. Trust
1.346% due 01/25/2037	2,547	1,486
1.356% due 05/25/2037	2,497	1,786
1.456% due 06/25/2036	2,323	1,615
Morgan Stanley Home Equity Loan Trust
1.446% due 04/25/2037	1,928	1,224
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	267	187
5.919% due 09/25/2046 ^	2,292	1,151
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.506% due 03/25/2036	1,700	1,460
NovaStar Mortgage Funding Trust
1.346% due 03/25/2037	1,746	1,165
Renaissance Home Equity Loan Trust
1.716% due 12/25/2033	14	14
5.294% due 01/25/2037	557	305
5.731% due 11/25/2036	2,090	1,241
Residential Asset Mortgage Products Trust
1.776% due 06/25/2032	5	5
Residential Asset Securities Corp. Trust
1.466% due 11/25/2036	5,730	3,813
1.716% due 07/25/2032 ^	10	9
2.011% due 01/25/2035	142	142
Soundview Home Loan Trust
1.496% due 05/25/2036	1,000	906
2.166% due 10/25/2037	2,499	1,964
Specialty Underwriting & Residential Finance Trust
1.366% due 06/25/2037	541	331
1.966% due 06/25/2036	444	444
Structured Asset Investment Loan Trust
1.389% due 07/25/2036	1,767	1,287
2.116% due 09/25/2034	451	453
Structured Asset Securities Corp.
1.966% due 02/25/2035	3,410	3,045

		44,643

CORPORATE BONDS & NOTES 9.0%
AbbVie, Inc.
2.300% due 05/14/2021	1,000	998
3.200% due 11/06/2022	600	616
Air Lease Corp.
2.125% due 01/15/2018	1,200	1,202
Ally Financial, Inc.
3.250% due 02/13/2018	450	454
3.600% due 05/21/2018	700	710
4.750% due 09/10/2018	400	412
6.250% due 12/01/2017	300	306
American International Group, Inc.
3.900% due 04/01/2026	1,000	1,025
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	700	710
3.300% due 02/01/2023	1,100	1,134

Anthem, Inc.
2.250% due 08/15/2019		1,600	1,608
AT&T, Inc.
1.800% due 09/04/2026	EUR	1,700	1,925
2.023% due 07/15/2021		$1,600	1,618
Bank of America Corp.
6.875% due 04/25/2018		2,800	2,914
Boston Scientific Corp.
2.650% due 10/01/2018		620	626
Cardinal Health, Inc.
1.948% due 06/14/2019		900	901
Charter Communications Operating LLC
3.750% due 02/15/2028 (b)		3,600	3,555
6.384% due 10/23/2035		500	595
CIT Group, Inc.
3.875% due 02/19/2019		700	719
5.500% due 02/15/2019		234	246
Citigroup, Inc.
1.750% due 05/01/2018		900	900
1.860% due 04/27/2018		900	903
2.050% due 06/07/2019		600	601
2.150% due 06/07/2019		2,500	2,524
Cox Communications, Inc.
9.375% due 01/15/2019		500	551
Daimler Finance North America LLC
2.375% due 08/01/2018		2,300	2,315
eBay, Inc.
2.750% due 01/30/2023		300	298
Eversource Energy
2.750% due 03/15/2022		1,700	1,714
Ford Motor Credit Co. LLC
2.681% due 01/09/2020		1,800	1,813
5.000% due 05/15/2018		1,150	1,180
International Lease Finance Corp.
6.250% due 05/15/2019		1,300	1,395
JPMorgan Chase & Co.
2.550% due 10/29/2020		3,600	3,632
Kinder Morgan, Inc.
5.000% due 02/15/2021		400	429
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		700	45
Navient Corp.
4.431% due 01/16/2018		20	46
New York Life Global Funding
2.900% due 01/17/2024		2,700	2,727
Newell Brands, Inc.
2.875% due 12/01/2019		800	814
Plains All American Pipeline LP
6.500% due 05/01/2018		1,700	1,761
Protective Life Global Funding
2.262% due 04/08/2020		3,800	3,798
Sabine Pass Liquefaction LLC
6.250% due 03/15/2022		400	453
Southern Co.
2.950% due 07/01/2023		1,600	1,592
Spectra Energy Partners LP
1.920% due 06/05/2020		500	502
Springleaf Finance Corp.
5.250% due 12/15/2019		600	626
6.000% due 06/01/2020		900	953
8.250% due 12/15/2020		300	338
Sprint Communications, Inc.
8.375% due 08/15/2017		1,700	1,715
Time Warner Cable LLC
5.000% due 02/01/2020		900	961
Verizon Communications, Inc.
3.125% due 03/16/2022		1,100	1,116
4.125% due 03/16/2027		1,500	1,552
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		2,324	2,327
Wells Fargo & Co.
2.263% due 01/24/2023		1,800	1,820
2.402% due 10/31/2023		3,600	3,667
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		2,347	2,385

			69,727

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
CenturyLink, Inc.
1.375% due 01/31/2025		1,600	1,585
Charter Communications Operating LLC
3.480% due 01/15/2024		1,284	1,290
Energy Future Intermediate Holding Co. LLC
4.295% due 06/30/2017		1,500	1,503

Hilton Worldwide Finance LLC
3.216% due 10/25/2023	723	726

		5,104

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	800	1,034
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	200	248
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	400	491

		1,773

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
American Home Mortgage Assets Trust
1.406% due 05/25/2046 ^	248	197
Banc of America Mortgage Trust
3.778% due 06/25/2035	196	186
BCAP LLC Trust
0.505% due 01/26/2047	45	41
5.250% due 08/26/2037	44	46
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035	61	61
3.274% due 10/25/2033	10	10
3.283% due 05/25/2034	9	9
3.312% due 08/25/2033	8	8
3.324% due 09/25/2034	105	106
3.623% due 11/25/2034	6	6
3.636% due 03/25/2035	8	8
3.656% due 05/25/2047 ^	226	216
3.667% due 05/25/2034	16	16
Bear Stearns ALT-A Trust
1.376% due 02/25/2034	54	50
3.393% due 11/25/2035 ^	436	366
3.471% due 08/25/2036 ^	174	130
3.475% due 05/25/2035	14	14
Bear Stearns Structured Products, Inc. Trust
3.421% due 01/26/2036	108	99
Citigroup Mortgage Loan Trust, Inc.
3.667% due 09/25/2037 ^	250	228
4.672% due 08/25/2035 ^	1,800	1,576
Commercial Mortgage Trust
1.804% due 01/10/2046 (a)	4,594	223
Countrywide Alternative Loan Trust
1.422% due 07/20/2046 ^	222	137
1.496% due 02/25/2037	304	257
1.566% due 05/25/2037 ^	157	86
1.982% due 11/25/2047 ^	1,356	1,081
2.159% due 11/25/2035	42	40
2.699% due 11/25/2035	14	14
3.189% due 11/25/2035 ^	221	193
3.545% due 02/25/2037 ^	69	63
5.250% due 06/25/2035 ^	21	20
6.250% due 08/25/2037 ^	32	28
6.500% due 06/25/2036 ^	68	54
Countrywide Home Loan Mortgage Pass-Through Trust
1.416% due 04/25/2046	381	333
1.976% due 09/25/2034	33	31
3.074% due 04/20/2035	4	4
3.264% due 08/25/2034 ^	54	50
3.399% due 08/25/2034 ^	6	6
Countrywide Home Loan Reperforming REMIC Trust
1.556% due 06/25/2035	125	116
Credit Suisse First Boston Mortgage Securities Corp.
3.257% due 08/25/2033	7	7
6.500% due 04/25/2033	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	188	100
DBUBS Mortgage Trust
0.379% due 11/10/2046 (a)	900	9
0.927% due 11/10/2046 (a)	746	14
Deutsche ALT-A Securities, Inc.
1.356% due 07/25/2047	738	669
GreenPoint Mortgage Funding Trust
1.486% due 11/25/2045	11	9
GS Mortgage Securities Corp.
1.731% due 02/10/2046 (a)	2,675	180
GS Mortgage Securities Trust
2.412% due 11/10/2045 (a)	2,112	166
GSR Mortgage Loan Trust
2.560% due 03/25/2033	8	8
3.122% due 06/25/2034	17	17
3.498% due 01/25/2035	32	32

HarborView Mortgage Loan Trust
1.552% due 06/20/2035	27	27
1.582% due 12/19/2036 ^	124	116
3.202% due 05/19/2033	25	25
Impac CMB Trust
1.936% due 10/25/2034	723	696
2.216% due 07/25/2033	6	6
IndyMac Mortgage Loan Trust
3.237% due 09/25/2035 ^	92	86
JPMorgan Mortgage Trust
2.980% due 11/25/2033	7	6
3.226% due 10/25/2035	34	33
JPMorgan Resecuritization Trust
5.401% due 07/27/2037	1,148	1,188
MASTR Alternative Loan Trust
1.616% due 03/25/2036	49	11
Merrill Lynch Mortgage Investors Trust
3.010% due 02/25/2036	149	149
3.083% due 02/25/2033	14	13
3.148% due 02/25/2036	54	55
3.878% due 05/25/2033	20	20
Residential Accredit Loans, Inc. Trust
1.396% due 06/25/2046	376	166
2.232% due 08/25/2035	345	310
Residential Asset Securitization Trust
1.616% due 01/25/2046 ^	68	33
5.750% due 02/25/2036	1,611	1,561
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	2	2
Royal Bank of Scotland Capital Funding Trust
6.335% due 12/16/2049	33	33
Sequoia Mortgage Trust
1.412% due 07/20/2036	357	343
1.562% due 07/20/2033	59	56
Structured Adjustable Rate Mortgage Loan Trust
3.331% due 09/25/2035	355	317
3.396% due 02/25/2034	12	12
3.449% due 04/25/2034	25	25
Structured Asset Mortgage Investments Trust
1.426% due 05/25/2036	84	66
1.436% due 05/25/2036	210	186
1.436% due 09/25/2047	383	341
1.789% due 07/19/2034	11	11
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	257	151
Thornburg Mortgage Securities Trust
2.466% due 06/25/2037 ^	229	212
2.938% due 06/25/2037	276	266
2.970% due 06/25/2047 ^	147	133
5.484% due 09/25/2037	60	61
WaMu Mortgage Pass-Through Certificates Trust
1.506% due 07/25/2045	867	847
1.526% due 01/25/2045	36	35
1.895% due 02/27/2034	23	23
2.778% due 12/25/2036 ^	797	742
2.880% due 12/25/2035	430	419
3.064% due 06/25/2033	8	8
Washington Mutual Mortgage Pass-Through Certificates Trust
1.672% due 07/25/2046 ^	57	40
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	146	135
6.000% due 06/25/2037 ^	371	371
Wells Fargo Mortgage-Backed Securities Trust
3.161% due 06/25/2035	226	228
3.195% due 04/25/2036	104	104
6.000% due 07/25/2036 ^	119	120
Wells Fargo-RBS Commercial Mortgage Trust
1.490% due 03/15/2045 (a)	5,921	285

		17,397

U.S. GOVERNMENT AGENCIES 15.7%
Fannie Mae
1.616% due 06/25/2036	$63	63
1.666% due 01/25/2044	843	846
1.716% due 12/25/2040	293	296
1.796% due 06/25/2041	724	731
1.816% due 11/25/2020	870	873
2.887% due 12/01/2034	44	46
2.951% due 11/01/2034	68	72
4.295% due 06/01/2021	3,019	3,243
6.000% due 04/25/2043 - 07/25/2044	132	151
6.500% due 11/25/2042	116	134
Fannie Mae, TBA
3.000% due 07/01/2047 - 08/01/2047	34,200	34,104
3.500% due 08/01/2032 - 08/01/2047	44,900	46,040

4.000% due 08/01/2047		5,100	5,351
Freddie Mac
1.146% due 11/25/2022 (a)		3,253	146
1.345% due 01/15/2038		1,058	1,054
1.632% due 01/15/2038 (a)		1,058	61
1.759% due 12/15/2037		41	41
1.892% due 10/25/2044		122	124
Freddie Mac, TBA
3.000% due 07/01/2047		10,000	9,977
3.500% due 08/01/2047		9,000	9,228
Ginnie Mae
0.000% due 11/20/2066		3,176	3,214
1.772% due 02/16/2030		15	15
1.843% due 07/20/2066		2,186	2,212
2.125% due 07/20/2022 - 06/20/2030		49	51
2.250% due 11/20/2021 - 12/20/2026		11	12
2.375% due 01/20/2030		7	7
6.000% due 08/20/2034		556	635
NCUA Guaranteed Notes
1.454% due 11/06/2017		1,320	1,320
1.644% due 12/08/2020		844	849
Small Business Administration
5.600% due 09/01/2028		263	288

			121,184

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Bonds
3.750% due 11/15/2043 (l)		500	589
4.375% due 05/15/2040 (l)		400	511
6.125% due 11/15/2027 (h)(l)		3,700	5,000
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (j)(l)		432	432
0.125% due 04/15/2022 (h)		14,077	14,014
0.125% due 07/15/2022 (h)(j)		6,486	6,481
0.125% due 01/15/2023 (h)(j)(l)		7,204	7,141
0.375% due 07/15/2025 (h)		6,290	6,245
0.625% due 01/15/2026 (l)		103	104
0.750% due 02/15/2045 (l)		52	49
1.375% due 01/15/2020 (l)		226	234
1.750% due 01/15/2028 (j)(l)		817	911
2.000% due 01/15/2026 (l)		370	414
2.375% due 01/15/2025 (l)		65	74
2.375% due 01/15/2027 (l)		364	424
2.500% due 01/15/2029 (h)		683	822
3.875% due 04/15/2029 (h)		1,041	1,415
U.S. Treasury Notes
1.125% due 06/30/2021 (l)		300	293
1.750% due 10/31/2020 (l)		800	803
1.875% due 08/31/2022 (l)		100	100
2.000% due 11/30/2020 (l)		700	708

			46,764

Total United States (Cost $302,758)			306,592

SHORT-TERM INSTRUMENTS 18.7%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.710% due 03/16/2018		$2,900	2,900

REPURCHASE AGREEMENTS (g) 1.2%			8,913

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.737)% due 08/11/2017 - 08/25/2017 (c)(d)	CZK	50,000	2,188

JAPAN TREASURY BILLS 15.6%
(0.116)% due 07/31/2017 - 09/25/2017 (c)(d)	JPY	13,600,000	120,932

MEXICO TREASURY BILLS 0.9%
7.017% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	130,600	6,885

U.S. TREASURY BILLS 0.3%
0.909% due 08/31/2017 (c)(d)(l)		$1,970	1,967

Total Short-Term Instruments (Cost $144,890)		143,785

Total Investments in Securities (Cost $941,932)		955,287

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,769	106

Total Short-Term Instruments (Cost $106)		106

Total Investments in Affiliates (Cost $106)		106

Total Investments 123.5% (Cost $942,038)		$955,393
Financial Derivative Instruments (i)(k) (0.2)% (Cost or Premiums, net $(980))		(1,207)
Other Assets and Liabilities, net (23.3)%		(180,391)

Net Assets 100.0%		$773,795

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$8,913	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(9,096)	$8,913	$8,913

Total Repurchase Agreements						$(9,096)	$8,913	$8,913

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	1.170%	05/11/2017	08/11/2017		$(1,590)	$(1,593)
BPS	(0.500)	07/03/2017	07/27/2017	EUR	(2,078)	(2,374)
	(0.400)	07/03/2017	08/03/2017		(4,029)	(4,601)
	(0.300)	05/22/2017	08/03/2017		(1,535)	(1,752)
	(0.300)	06/14/2017	08/03/2017		(91)	(104)
	0.450	05/09/2017	07/20/2017	GBP	(464)	(605)
BRC	(0.400)	06/26/2017	08/03/2017	EUR	(325)	(371)
BSN	1.070	05/03/2017	07/28/2017		$(321)	(321)
GRE	1.160	05/12/2017	07/12/2017		(14,052)	(14,076)
MEI	0.850	06/20/2017	07/14/2017	CAD	(714)	(551)
	0.850	06/30/2017	07/10/2017		(10,587)	(8,164)
MYI	(0.450)	06/27/2017	07/27/2017	EUR	(1,593)	(1,820)
	(0.400)	05/23/2017	07/27/2017		(2,788)	(3,183)
	0.450	06/30/2017	07/20/2017	GBP	(7,442)	(9,693)
UBS	(0.450)	04/28/2017	07/27/2017	EUR	(194)	(221)
	(0.430)	06/16/2017	07/27/2017		(4,835)	(5,521)

Total Reverse Repurchase Agreements						$(54,950)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.350%	06/27/2017	07/05/2017	$(1,446)	$(1,446)
BPG	1.250	06/08/2017	07/10/2017	(1,869)	(1,871)
	2.680	06/21/2017	07/21/2017	(9,410)	(9,414)
GSC	1.220	06/08/2017	07/10/2017	(4,946)	(4,950)

Total Sale-Buyback Transactions					$(17,681)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(32,373) at a weighted average interest rate of 0.754%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(8) of deferred price drop.

(h)	Securities with an aggregate market value of $71,922 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.000	08/25/2017	100	$1	$0
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/25/2017	350	3	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	440	38	36

				$42	$36

Total Purchased Options				$42	$36

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/25/2017	52	$(19)	$(17)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	52	(25)	(10)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	440	(47)	(17)

				$(91)	$(44)

Total Written Options				$(91)	$(44)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2018	139		$34,208	$(29)	$0	$(7)
90-Day Eurodollar September Futures	09/2017	505		124,539	48	0	(6)
Australia Government 3-Year Note September Futures	09/2017	164	AUD	14,074	(87)	0	(39)
Euro-BTP Italy Government Bond September Futures	09/2017	63	EUR	9,724	80	0	(129)
Euro-Schatz September Futures	09/2017	281		35,898	(96)	0	(16)
Japan Government 10-Year Bond September Futures	09/2017	20	JPY	26,692	(76)	0	(73)
Put Options Strike @ EUR 111.000 on Euro-Schatz September Futures	09/2017	281	EUR	2	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2017	783		$92,266	(209)	0	(135)
U.S. Treasury 10-Year Note September Futures	09/2017	1,022		128,293	(624)	0	(287)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	159		26,374	322	0	(109)
United Kingdom Long Gilt September Futures	09/2017	17	GBP	2,780	(47)	0	(25)

					$(718)	$0	$(826)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	139		$(34,105)	$(154)	$12	$0
90-Day Eurodollar September Futures	09/2018	505		(124,091)	(232)	38	0
Australia Government 10-Year Bond September Futures	09/2017	5	AUD	(497)	7	6	0
Euro-Bobl September Futures	09/2017	15	EUR	(2,256)	6	8	0
Euro-Bund 10-Year Bond September Futures	09/2017	48		(8,874)	132	87	0
Euro-Buxl 30-Year Bond September Futures	09/2017	22		(4,109)	124	87	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	71		(12,041)	159	105	0
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond September Futures	08/2017	47		(42)	(13)	0	(14)
U.S. Treasury 30-Year Bond September Futures	09/2017	95		$(14,600)	(15)	53	0

					$14	$396	$(14)

Total Futures Contracts					$(704)	$396	$(840)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	1.000%	12/20/2020	0.169%		$1,600	$(46)	$0	$(46)	$0	$0
BASF SE	1.000	12/20/2020	0.169	EUR	400	(11)	(3)	(14)	0	0
BAT International Finance PLC	1.000	12/20/2020	0.324		1,000	(22)	(6)	(27)	1	0
Bayer AG	1.000	12/20/2020	0.228		600	(14)	(5)	(19)	1	0
Koninklijke DSM NV	1.000	12/20/2020	0.197		1,100	(35)	(1)	(36)	0	0
Pfizer, Inc.	1.000	12/20/2020	0.161		$1,100	(32)	0	(32)	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.164		1,600	(47)	1	(46)	0	0
Telia Co. AB	1.000	12/20/2020	0.301	EUR	400	(10)	(1)	(11)	0	0
United Utilities PLC	1.000	12/20/2020	0.428		300	(5)	(2)	(7)	0	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.124		$800	(22)	(2)	(24)	0	0

						$(244)	$(19)	$(262)	$2	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Shell International Finance BV	1.000%	12/20/2026	0.933%	EUR	100	$(3)	$4	$1	$0	$0
Telecom Italia SpA	1.000	06/20/2024	1.984		500	(38)	2	(37)	1	0
Tesco PLC	1.000	12/20/2021	1.366		400	(18)	11	(7)	0	(1)
Tesco PLC	1.000	06/20/2022	1.525		4,000	(198)	84	(114)	0	0

						$(257)	$101	$(157)	$1	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	1.000%	12/20/2021	EUR	21,900	$(316)	$(261)	$(577)	$18	$0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		22,800	(322)	(250)	(572)	22	0

					$(638)	$(511)	$(1,149)	$40	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.895%	01/02/2025	BRL	8,300	$0	$(60)	$(60)	$9	$0
Pay	1-Year BRL-CDI	9.977	01/02/2025		6,100	0	(38)	(38)	7	0
Pay	1-Year BRL-CDI	10.300	01/02/2025		21,600	105	(163)	(58)	22	0
Receive (6)	3-Month CAD Bank Bill	1.850	09/15/2027	CAD	4,600	67	22	89	22	0
Pay (6)	3-Month CAD-Bank Bill	1.400	09/13/2019		21,200	(20)	(9)	(29)	0	(9)
Receive	3-Month CAD-Bank Bill	2.200	06/16/2026		1,500	(39)	21	(18)	14	0
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	1,600	6	(17)	(11)	0	(9)
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	100	0	0	0	0	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		100	0	0	0	0	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		100	0	0	0	0	0
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		100	0	0	0	0	0
Pay	3-Month USD-LIBOR	1.000	05/15/2018		$72,700	(289)	12	(277)	0	(6)
Pay (6)	3-Month USD-LIBOR	1.750	06/18/2018		269,000	22	268	290	0	(21)
Receive (6)	3-Month USD-LIBOR	1.250	05/15/2019		72,700	452	(101)	351	22	0
Receive (6)	3-Month USD-LIBOR	2.250	06/18/2019		269,000	(18)	(519)	(537)	49	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		96,200	597	72	669	41	0
Pay	3-Month USD-LIBOR	1.228	06/12/2022		16,000	0	(7)	(7)	0	(1)
Pay	3-Month USD-LIBOR	1.267	06/19/2022		34,300	3	(29)	(26)	0	(3)
Receive (6)	3-Month USD-LIBOR	2.250	12/20/2022		18,600	(246)	85	(161)	39	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		4,200	(154)	159	5	9	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		110,000	(1,686)	3,808	2,122	257	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		9,200	(581)	(80)	(661)	0	(27)
Receive (6)	3-Month USD-LIBOR	2.500	12/20/2027		12,900	224	(67)	157	0	(41)
Receive	3-Month USD-LIBOR	2.500	12/16/2035		4,400	(64)	61	(3)	0	(16)
Receive (6)	3-Month USD-LIBOR	2.098	07/01/2041		20,400	218	175	393	4	0
Receive (6)	3-Month USD-LIBOR	2.955	11/12/2049		2,500	0	(152)	(152)	12	0
Pay	3-Month ZAR-JIBAR	8.500	03/15/2027	ZAR	11,100	(1)	30	29	0	(7)
Receive (6)	6-Month EUR-EURIBOR	0.250	09/20/2022	EUR	51,500	(115)	(129)	(244)	0	(238)
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		5,600	92	98	190	0	(44)
Pay	6-Month EUR-EURIBOR	0.750	12/16/2025		1,000	(67)	74	7	0	(8)
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027		19,900	255	(141)	114	0	(216)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		21,250	(31)	162	131	320	(219)
Receive (6)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	23,400	46	(46)	0	0	(32)
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022		5,800	(8)	19	11	33	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		34,200	(653)	97	(556)	438	(3)
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		1,350	90	(35)	55	0	(44)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	3,360,000	16	20	36	0	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		950,000	(132)	(28)	(160)	3	0
Receive (6)	6-Month JPY-LIBOR	0.300	09/20/2027		390,000	13	(7)	6	0	(7)
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		260,000	44	225	269	0	(9)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		540,000	(1,759)	877	(882)	52	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017	MXN	40,000	(1)	(21)	(22)	0	(1)
Pay	28-Day MXN-TIIE	4.130	10/17/2017		163,000	(135)	43	(92)	0	(3)
Pay	28-Day MXN-TIIE	7.278	03/22/2022		36,900	0	42	42	0	(5)
Pay	28-Day MXN-TIIE	7.317	03/23/2022		6,700	0	8	8	0	(1)
Receive	28-Day MXN-TIIE	6.080	03/10/2026		26,900	(153)	50	(103)	0	(8)
Pay	28-Day MXN-TIIE	7.740	02/22/2027		54,400	(10)	137	127	0	(18)

						$(3,912)	$4,916	$1,004	$1,353	$(996)

Total Swap Agreements						$(5,051)	$4,487	$(564)	$1,396	$(997)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(j)	Securities with an aggregate market value of $8,223 and cash of $5,810 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	CNH	35,884	$	5,251	$0	$(41)
	07/2017	$	2,733	AUD	3,602	36	0
	07/2017		112	EUR	100	2	0
	07/2017		127	GBP	100	3	0
	08/2017	AUD	3,602	$	2,732	0	(36)
	08/2017	$	9,517	GBP	7,319	24	0
	12/2017		5,196	CNH	35,884	41	0
BOA	07/2017	AUD	6,057	$	4,510	0	(145)
	07/2017	DKK	101,828		14,982	0	(658)
	07/2017	EUR	47,507		53,398	0	(862)
	07/2017	GBP	6,381		8,201	0	(110)
	07/2017	NZD	1,963	AUD	1,870	0	(1)
	07/2017	$	508	DKK	3,525	33	0
	07/2017		791	EUR	696	4	0
	07/2017		41,262	SEK	354,745	846	0
	08/2017	SEK	354,745	$	41,326	0	(847)
	08/2017	$	3,810	MXN	73,539	220	0
	08/2017		188	TRY	668	0	(1)
	01/2018	DKK	155,887	$	22,804	0	(1,390)
BPS	07/2017	CAD	27,683		20,561	0	(786)
	07/2017	CHF	4,036	EUR	3,689	4	0
	07/2017	EUR	1,671	SEK	16,141	7	0
	07/2017	JPY	4,333,600	$	38,702	152	0
	07/2017	$	59,397	EUR	52,425	480	0
	07/2017		38,678	JPY	4,333,600	0	(149)
	08/2017	EUR	52,425	$	59,484	0	(478)
	08/2017	$	1,281	PEN	4,212	10	0
	12/2017	INR	56,256	$	856	0	0
	03/2018	MXN	101,100		4,835	0	(539)
	04/2018	DKK	43,055		6,416	0	(303)
	04/2018	$	36	KRW	40,482	0	0
BRC	08/2017	CZK	18,000	$	723	0	(66)
	08/2017	$	359	TRY	1,278	0	0
	09/2017	MYR	2,744	$	631	0	(5)
	10/2017	$	1	IDR	13,470	0	0
CBK	07/2017	BRL	23,057	$	6,976	17	0
	07/2017	CAD	5,953		4,401	0	(190)
	07/2017	CZK	3,000		121	0	(11)
	07/2017	EUR	2,331		2,622	0	(40)
	07/2017	GBP	40,355		51,924	0	(636)
	07/2017	NOK	7,075		838	0	(9)
	07/2017	$	6,980	BRL	23,057	0	(20)
	07/2017		74,626	JPY	8,391,817	0	(16)
	08/2017	JPY	8,391,817	$	74,713	16	0
	08/2017	MXN	38,450		2,073	0	(35)
	08/2017	$	6,935	BRL	23,057	0	(16)
	08/2017		28,161	JPY	3,172,800	81	0
	08/2017		103	MXN	1,899	1	0
	09/2017		4,927	RUB	285,644	0	(162)
	12/2017		676	INR	44,315	0	(2)
DUB	07/2017	BRL	11,809	$	3,572	8	0
	07/2017	$	3,511	BRL	11,809	54	0
	07/2018	BRL	4,680	$	1,328	0	(1)
FBF	07/2017	INR	307,323		4,757	9	0
	07/2017	$	785	EUR	700	14	0
	07/2017		3,673	INR	241,274	54	0
	08/2017		2,076	TRY	7,408	4	0
	12/2017		4,921	INR	322,596	0	(12)
GLM	07/2017	BRL	1,083	$	327	0	0
	07/2017	CAD	914		685	0	(20)
	07/2017	DKK	3,524		513	0	(28)
	07/2017	EUR	1,601		1,788	0	(41)
	07/2017	JPY	12,965,517		116,653	1,357	0
	07/2017	$	300	BRL	1,083	27	0
	07/2017		1,797	EUR	1,596	26	0
	07/2017		5,820	GBP	4,553	110	0
	07/2017		40,819	JPY	4,573,700	0	(155)
	08/2017	CHF	3,440	$	3,595	1	0
	08/2017	EUR	412		440	0	(31)
	08/2017	$	2,533	AUD	3,298	1	0
	08/2017		8,092	CAD	10,500	9	0
	08/2017		693	TRY	2,461	0	(2)
	09/2017	MYR	3,051	$	707	0	0
	09/2017	$	2,915	RUB	177,815	52	0
	10/2017	DKK	32,009	$	4,654	0	(287)
	10/2017	RUB	279,167		4,763	134	0
	10/2017	$	1,458	IDR	19,621,634	0	(1)
	12/2017		281	INR	18,422	0	(1)
	04/2018		1,176	KRW	1,335,818	0	(4)
HUS	07/2017	BRL	6,841	$	2,068	3	0
	07/2017	CHF	615		636	0	(6)
	07/2017	DKK	31,865		4,795	0	(100)
	07/2017	JPY	360,000		3,235	33	0
	07/2017	$	2,047	BRL	6,841	18	0
	08/2017		142	MXN	2,547	0	(2)
	09/2017		890	RUB	54,423	18	0
	10/2017	DKK	16,650	$	2,554	0	(16)
IND	07/2017	$	355	EUR	317	7	0
	07/2017		838	NOK	7,075	9	0
	08/2017	NOK	7,075	$	839	0	(9)
JPM	07/2017	BRL	2,710		735	0	(83)
	07/2017	DKK	45,020		6,808	0	(107)
	07/2017	EUR	2,821	SEK	27,290	17	0
	07/2017		8,935	$	10,002	0	(203)
	07/2017	JPY	11,840,000		107,086	1,799	0
	07/2017	NZD	3,242	AUD	3,086	0	(4)
	07/2017		3,654	$	2,633	0	(45)
	07/2017	SEK	7,165		826	0	(24)
	07/2017	$	3,988	AUD	5,229	31	0
	07/2017		836	BRL	2,710	0	(18)
	07/2017		26,353	CAD	34,550	289	0
	07/2017		5,364	EUR	4,796	114	0
	07/2017		3,487	GBP	2,691	18	0
	07/2017		28,288	JPY	3,172,800	0	(79)
	08/2017	CAD	33,850	$	25,837	0	(279)
	08/2017	CZK	11,000	EUR	413	0	(10)
	08/2017		21,000	$	833	0	(88)
	08/2017	EUR	2,481		2,833	0	(5)
	08/2017	MXN	35,472		1,883	0	(61)
	08/2017	NZD	3,471		2,544	1	0
	08/2017	$	423	BRL	1,415	1	0
	08/2017		5,679	EUR	4,973	9	0
	08/2017		691	PEN	2,264	3	0
	08/2017		2,831	SEK	23,935	14	0
	10/2017	DKK	6,670	$	1,028	0	(1)
	10/2017	$	2,496	IDR	33,616,335	1	(2)
	12/2017	INR	68,972	$	1,049	0	(1)
	01/2018	DKK	133,023		19,458	0	(1,188)
	04/2018	KRW	1,646,660		1,465	20	0
	04/2018	$	1,429	KRW	1,610,197	0	(16)
MSB	07/2017	BRL	6,500	$	1,858	0	(104)
	07/2017	$	1,965	BRL	6,500	0	(3)
	07/2017		5,189	CNH	35,884	103	0
	08/2017		3,352	MXN	60,258	0	(50)
	09/2017	MYR	2,539	$	587	0	(1)
	04/2018	KRW	1,334,525		1,176	5	0
NAB	07/2017	$	497	EUR	440	6	0
NGF	11/2017	MXN	29,500	$	1,431	0	(158)
RBC	07/2017	JPY	1,400,000		12,592	141	0
SCX	08/2017	PLN	6,029		1,560	0	(66)
	08/2017	$	346	MXN	6,261	0	(3)
	09/2017	SGD	21,925	$	15,880	0	(63)
SOG	07/2017	SEK	347,580		39,854	0	(1,404)
	08/2017	$	620	TRY	2,206	0	(1)
TOR	07/2017	BRL	6,190	$	1,871	3	0
	07/2017	$	1,910	BRL	6,190	0	(42)
	10/2017	DKK	185,006	$	28,542	0	(17)
UAG	07/2017		2,095		301	0	(20)
	07/2017	$	403	DKK	2,795	27	0
	07/2017		50,485	GBP	39,392	821	0
	07/2017		1,005	INR	66,049	15	0
	08/2017	GBP	39,392	$	50,530	0	(822)
	09/2017	THB	4,767		141	0	0
	09/2017	$	3,978	MYR	16,938	0	(53)
	12/2017	CNH	35,162	$	4,978	0	(153)
	12/2017	$	7	INR	459	0	0

Total Forward Foreign Currency Contracts						$7,363	$(13,444)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$2,730	$50	$54
CBK	Put - OTC EUR versus TRY	TRY	4.071	09/27/2017	EUR	3,600	91	58
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$2,305	42	45
GLM	Put - OTC AUD versus JPY		75.600	06/19/2018	AUD	3,800	54	45
	Call - OTC USD versus JPY		120.000	04/20/2020		$3,414	63	67

							$300	$269

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.265%	09/11/2017	EUR	9,700	$98	$13
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		$36,700	31	2
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.164	09/11/2017	EUR	4,900	56	12
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.223	09/11/2017		2,500	25	4
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017		$133,700	136	10
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		186,700	155	10

								$501	$51

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.400%	3-Month USD-LIBOR	10/26/2017	$81,700	$8	$0

Total Purchased Options						$809	$320

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC EUR versus TRY	TRY	3.950	09/27/2017	EUR	3,600	$(34)	$(19)
	Call - OTC EUR versus TRY		4.171	09/27/2017		3,600	(57)	(77)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$1,300	(69)	(1)
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	3,800	(50)	(39)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$2,600	(250)	(68)
	Put - OTC USD versus BRL		3.892	07/02/2018		2,600	(250)	(337)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		3,414	(64)	(34)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		4,226	(86)	(43)
MSB	Put - OTC USD versus KRW		1,075.000	04/25/2018		135	(3)	(1)

							$(863)	$(619)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(7)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	09/11/2017	$20,200	$(58)	$(10)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor	0.000%	3-Month USD-LIBOR	10/26/2017	$81,700	$0	$0

Total Written Options						$(928)	$(629)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Japan Government International Bond	(1.000)%	06/20/2022	0.258%	$2,700	$(97)	$0	$0	$(97)
BRC	Japan Government International Bond	(1.000)	06/20/2022	0.258	1,000	(36)	0	0	(36)
	Springleaf Finance Corp.	(5.000)	06/20/2020	1.813	900	(86)	3	0	(83)
GST	Japan Government International Bond	(1.000)	06/20/2022	0.258	1,200	(43)	0	0	(43)
RYL	Burlington Northern Santa Fe LLC	(0.510)	03/20/2018	0.026	446	0	(2)	0	(2)

						$(262)	$1	$0	$(261)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC	1.000%	12/20/2021	1.227%	EUR	300	$(11)	$8	$0	$(3)
FBF	Brazil Government International Bond	1.000	12/20/2021	2.161		$200	(13)	4	0	(9)
GST	Brazil Government International Bond	1.000	06/20/2022	2.376		700	(41)	(3)	0	(44)
HUS	Brazil Government International Bond	1.000	12/20/2021	2.161		600	(39)	10	0	(29)

							$(104)	$19	$0	$(85)

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	9,800	$7,481	$(28)	$108	$80	$0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	4,700	5,969	(20)	168	148	0
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		18,000	22,014	(55)	1,458	1,403	0
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	16,400	12,363	(162)	452	290	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	1,400	1,708	(1)	114	113	0
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	38,400	28,948	(40)	718	678	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	20,000	24,460	(38)	1,597	1,559	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	10,100	7,614	(47)	225	178	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	1,600	1,952	47	82	129	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		18,100	22,987	(76)	647	571	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		4,500	5,504	(26)	377	351	0

							$(446)	$5,946	$5,500	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	1,835,500	$0	$10	$10	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,137,700	0	7	7	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		5,506,400	0	30	30	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,835,500	0	10	10	0

							$0	$57	$57	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	06/24/2019	$5	$0	$6	$6	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	06/26/2019	8	0	8	8	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/24/2019	5	0	4	4	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/26/2019	8	0	7	7	0

						$0	$25	$25	$0

Total Swap Agreements						$(812)	$6,048	$5,582	$(346)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(l)	Securities with an aggregate market value of $7,086 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$2,079	$0	$2,079
Non-Agency Mortgage-Backed Securities	0	144	0	144
Brazil
Corporate Bonds & Notes	0	5,107	0	5,107
Canada
Corporate Bonds & Notes	0	10,294	0	10,294
Non-Agency Mortgage-Backed Securities	0	1,833	0	1,833
Sovereign Issues	0	22,102	0	22,102
Cayman Islands
Asset-Backed Securities	0	29,082	0	29,082
Corporate Bonds & Notes	0	903	0	903
Czech Republic
Sovereign Issues	0	131	0	131
Denmark
Corporate Bonds & Notes	0	93,818	0	93,818
France
Corporate Bonds & Notes	0	12,343	0	12,343
Sovereign Issues	0	13,206	0	13,206
Germany
Corporate Bonds & Notes	0	7,400	0	7,400
Greece
Corporate Bonds & Notes	0	113	0	113
Sovereign Issues	0	1,423	0	1,423
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,032	0	1,032
Ireland
Corporate Bonds & Notes	0	4,630	0	4,630
Sovereign Issues	0	1,241	0	1,241
Italy
Corporate Bonds & Notes	0	7,696	0	7,696
Non-Agency Mortgage-Backed Securities	0	1,001	0	1,001
Sovereign Issues	0	6,402	0	6,402
Japan
Corporate Bonds & Notes	0	3,908	0	3,908
Sovereign Issues	0	54,836	0	54,836
Kuwait
Sovereign Issues	0	6,522	0	6,522
Luxembourg
Corporate Bonds & Notes	0	3,553	0	3,553
Multinational
Corporate Bonds & Notes	0	1,116	0	1,116
Netherlands
Asset-Backed Securities	0	9,986	0	9,986
Corporate Bonds & Notes	0	15,592	0	15,592
Norway
Corporate Bonds & Notes	0	2,313	0	2,313
Sovereign Issues	0	862	0	862
Poland
Sovereign Issues	0	1,646	0	1,646
Portugal
Corporate Bonds & Notes	0	894	0	894
Qatar
Corporate Bonds & Notes	0	651	0	651
Sovereign Issues	0	1,129	0	1,129
Saudi Arabia
Sovereign Issues	0	6,900	0	6,900
Slovenia
Corporate Bonds & Notes	0	346	0	346
Sovereign Issues	0	14,171	0	14,171
South Korea
Corporate Bonds & Notes	0	693	0	693
Spain
Corporate Bonds & Notes	0	1,676	0	1,676
Sovereign Issues	0	16,332	0	16,332
Sweden
Corporate Bonds & Notes	0	47,926	0	47,926
Switzerland
Corporate Bonds & Notes	0	8,917	0	8,917
Sovereign Issues	0	473	0	473
United Arab Emirates
Corporate Bonds & Notes	0	896	0	896
United Kingdom
Corporate Bonds & Notes	0	51,374	1,910	53,284
Non-Agency Mortgage-Backed Securities	0	14,534	0	14,534
Sovereign Issues	0	13,774	0	13,774
United States
Asset-Backed Securities	0	44,643	0	44,643
Corporate Bonds & Notes	0	69,727	0	69,727
Loan Participations and Assignments	0	5,104	0	5,104
Municipal Bonds & Notes	0	1,773	0	1,773
Non-Agency Mortgage-Backed Securities	0	17,397	0	17,397
U.S. Government Agencies	0	121,184	0	121,184
U.S. Treasury Obligations	0	46,764	0	46,764
Short-Term Instruments
Certificates of Deposit	0	2,900	0	2,900
Repurchase Agreements	0	8,913	0	8,913
Czech Republic Treasury Bills	0	2,188	0	2,188
Japan Treasury Bills	0	120,932	0	120,932
Mexico Treasury Bills	0	6,885	0	6,885
U.S. Treasury Bills	0	1,967	0	1,967
	$0	$953,377	$1,910	$955,287

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$106	$0	$0	$106

Total Investments	$106	$953,377	$1,910	$955,393

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	432	1,396	0	1,828
Over the counter	0	13,265	0	13,265
	$432	$14,661	$0	$15,093

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(856)	(1,025)	0	(1,881)
Over the counter	0	(14,416)	(3)	(14,419)

	$(856)	$(15,441)	$(3)	$(16,300)

Total Financial Derivative Instruments	$(424)	$(780)	$(3)	$(1,207)

Totals	$(318)	$952,597	$1,907	$954,186

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.3%
AUSTRALIA 0.5%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Puma SE
2.405% due 10/18/2045	AUD	875	$672
2.515% due 05/13/2045		851	655
Swan Trust
2.915% due 04/25/2041		702	542

Total Australia (Cost $2,254)			1,869

BELGIUM 0.3%
CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% due 01/25/2023		$1,200	1,237

Total Belgium (Cost $1,235)			1,237

BRAZIL 0.7%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
7.250% due 03/17/2044		$600	592
7.375% due 01/17/2027		1,300	1,379
8.375% due 05/23/2021		600	673

Total Brazil (Cost $2,528)			2,644

CANADA 6.5%
CORPORATE BONDS & NOTES 1.1%
Bank of Nova Scotia
1.875% due 04/26/2021		$1,900	1,882
Enbridge, Inc.
1.946% due 06/15/2020		300	300
3.700% due 07/15/2027 (b)		500	501
Royal Bank of Canada
2.300% due 03/22/2021		1,400	1,405

			4,088

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
0.955% due 06/01/2020	CAD	528	406
1.155% due 07/01/2020		1,448	1,119
1.155% due 08/01/2020		472	365

			1,890

SOVEREIGN ISSUES 4.9%
Canada Government International Bond
1.500% due 12/01/2044 (f)		451	429
Province of Alberta
1.250% due 06/01/2020		2,300	1,759
2.350% due 06/01/2025 (i)		2,400	1,850
Province of British Columbia
2.300% due 06/18/2026 (i)		1,700	1,307
Province of Ontario
2.400% due 06/02/2026 (i)		1,600	1,235
2.600% due 06/02/2025 (i)		6,300	4,964
3.500% due 06/02/2024		2,000	1,672
6.200% due 06/02/2031		300	324
Province of Quebec
2.750% due 08/25/2021		$1,300	1,333
3.000% due 09/01/2023	CAD	1,500	1,219

4.250% due 12/01/2021 (i)		2,400	2,040

			18,132

Total Canada (Cost $24,547)			24,110

CAYMAN ISLANDS 5.1%
ASSET-BACKED SECURITIES 5.0%
Atlas Senior Loan Fund Ltd.
2.408% due 10/15/2026		$1,200	1,202
Blue Hill CLO Ltd.
2.338% due 01/15/2026		1,200	1,202
Carlyle Global Market Strategies CLO Ltd.
2.298% due 10/16/2025		2,100	2,103
Cent CLO Ltd.
2.380% due 07/27/2026		2,400	2,407
CIFC Funding Ltd.
2.392% due 05/24/2026		1,200	1,202
Flagship Ltd.
2.276% due 01/20/2026		2,100	2,101
Galaxy CLO Ltd.
2.310% due 11/16/2025		1,200	1,201
Madison Park Funding Ltd.
1.420% due 02/26/2021		758	758
MP CLO Ltd.
2.358% due 01/15/2027		2,100	2,101
Nelder Grove CLO Ltd.
2.300% due 08/28/2026		1,200	1,201
NewMark Capital Funding CLO Ltd.
2.372% due 06/30/2026		1,200	1,201
TICP CLO Ltd.
2.347% due 04/26/2026		2,100	2,103

			18,782

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		500	501

Total Cayman Islands (Cost $19,257)			19,283

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	560	85
China Government International Bond
3.380% due 05/23/2023		600	87
4.080% due 08/22/2023		600	91

Total China (Cost $278)			263

CZECH REPUBLIC 0.3%
SOVEREIGN ISSUES 0.3%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	21,100	931
1.200% due 07/23/2017		2,000	87

Total Czech Republic (Cost $931)			1,018

DENMARK 5.6%
CORPORATE BONDS & NOTES 5.6%
BRFkredit A/S
2.000% due 10/01/2047	DKK	4,748	717
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		1,400	212
2.500% due 10/01/2037		1,721	275
2.500% due 10/01/2047		1,405	220
Nykredit Realkredit A/S
2.000% due 10/01/2037		6,259	981
2.000% due 10/01/2047		21,557	3,238
2.500% due 10/01/2037		17,455	2,803
2.500% due 10/01/2047		24,397	3,805
Realkredit Danmark A/S
2.000% due 10/01/2037		4,982	778
2.000% due 10/01/2047		25,775	3,877
2.500% due 10/01/2037		7,237	1,156
2.500% due 10/01/2047		17,271	2,697

Total Denmark (Cost $19,777)			20,759

FRANCE 5.6%
CORPORATE BONDS & NOTES 1.7%
Credit Agricole S.A.
8.125% due 09/19/2033		$1,100	1,172
Dexia Credit Local S.A.
1.875% due 03/28/2019		1,800	1,796
1.875% due 09/15/2021		2,700	2,636
2.250% due 02/18/2020		600	601

			6,205

SOVEREIGN ISSUES 3.9%
France Government International Bond
2.000% due 05/25/2048 (i)	EUR	8,600	10,165
3.250% due 05/25/2045 (i)		3,000	4,557

			14,722

Total France (Cost $19,904)			20,927

GERMANY 1.3%
CORPORATE BONDS & NOTES 1.3%
Deutsche Bank AG
4.250% due 10/14/2021		$2,300	2,411
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		800	792
Kreditanstalt fuer Wiederaufbau
5.000% due 03/19/2024	AUD	100	87
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	330
5.375% due 04/23/2024	NZD	1,500	1,214

Total Germany (Cost $4,776)			4,834

GREECE 0.2%
CORPORATE BONDS & NOTES 0.2%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	800	905

Total Greece (Cost $892)			905

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,239

Total Guernsey, Channel Islands (Cost $1,197)			1,239

IRELAND 0.1%
ASSET-BACKED SECURITIES 0.1%
CELF Loan Partners PLC
0.119% due 05/03/2023	EUR	359	411

Total Ireland (Cost $384)			411

ITALY 2.6%
CORPORATE BONDS & NOTES 1.0%
Assicurazioni Generali SpA
5.500% due 10/27/2047	EUR	300	382
Banca Carige SpA
3.875% due 10/24/2018		2,800	3,326

			3,708

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Berica ABS SRL
0.000% due 12/31/2055		57	65
Casa D’este Finance SRL
0.019% due 09/15/2040		316	360

Claris Finance SRL
0.102% due 10/31/2060		963	1,100

			1,525

SOVEREIGN ISSUES 1.2%
Italy Buoni Poliennali Del Tesoro
2.800% due 03/01/2067 (i)		1,400	1,336
3.450% due 03/01/2048 (i)		300	349
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,800	2,894

			4,579

Total Italy (Cost $10,395)			9,812

JAPAN 8.3%
CORPORATE BONDS & NOTES 0.9%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$500	508
Sumitomo Mitsui Financial Group, Inc.
2.901% due 03/09/2021		2,700	2,783

			3,291

SOVEREIGN ISSUES 7.4%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,600	1,556
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,000	984
2.500% due 06/01/2022		200	201
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,200	2,169
Japan Government International Bond
0.500% due 09/20/2046	JPY	160,000	1,303
1.400% due 09/20/2034		1,150,000	11,833
1.700% due 09/20/2032		800,000	8,549
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,100	1,084

			27,679

Total Japan (Cost $28,975)			30,970

KUWAIT 1.0%
SOVEREIGN ISSUES 1.0%
Kuwait International Government Bond
2.750% due 03/20/2022		$900	904
3.500% due 03/20/2027		2,700	2,763

Total Kuwait (Cost $3,569)			3,667

MULTINATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Preferred Term Securities Ltd.
1.746% due 03/23/2035		$1,562	1,289

Total Multinational (Cost $1,134)			1,289

NETHERLANDS 2.2%
ASSET-BACKED SECURITIES 0.2%
Jubilee CDO BV
0.000% due 07/30/2024	EUR	645	737
Panther CDO BV
0.044% due 10/15/2084		77	88

			825

CORPORATE BONDS & NOTES 2.0%
Cooperatieve Rabobank UA
2.500% due 01/19/2021		$500	503
6.875% due 03/19/2020	EUR	500	671
ING Bank NV
2.625% due 12/05/2022		$4,400	4,441
4.125% due 11/21/2023		1,000	1,024
ING Groep NV
2.445% due 03/29/2022		200	203

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	500	677

			7,519

Total Netherlands (Cost $8,212)			8,344

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.4%
DNB Bank ASA
2.375% due 06/02/2021		$400	398
DNB Boligkreditt A/S
2.500% due 03/28/2022		1,000	1,008

			1,406

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
1.580% due 06/16/2020		100	101
2.250% due 01/25/2022		600	605

			706

Total Norway (Cost $2,097)			2,112

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	3,400	902

Total Poland (Cost $844)			902

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	600	219
Novo Banco S.A.
5.000% due 04/04/2019		600	566
5.000% due 05/21/2019		600	565

Total Portugal (Cost $2,041)			1,350

QATAR 0.2%
SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.500% due 01/20/2022		$200	212
4.625% due 06/02/2046		600	609

Total Qatar (Cost $797)			821

SAUDI ARABIA 1.2%
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		$4,100	4,040
3.250% due 10/26/2026		500	496

Total Saudi Arabia (Cost $4,558)			4,536

SLOVENIA 2.6%
SOVEREIGN ISSUES 2.6%
Slovenia Government International Bond
4.125% due 02/18/2019		$5,100	5,282
5.250% due 02/18/2024		2,600	2,984
5.500% due 10/26/2022		750	858
5.850% due 05/10/2023		500	584

Total Slovenia (Cost $9,285)			9,708

SPAIN 2.5%
CORPORATE BONDS & NOTES 0.2%

Banco Santander S.A.
6.250% due 09/11/2021 (g)	EUR	500	593

SOVEREIGN ISSUES 2.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018		950	1,127
4.900% due 09/15/2021		450	547
4.950% due 02/11/2020		1,100	1,348
Autonomous Community of Madrid
4.688% due 03/12/2020		200	257
Spain Government International Bond
0.750% due 07/30/2021 (i)		600	704
1.450% due 10/31/2027 (b)		900	1,012
1.500% due 04/30/2027 (i)		2,300	2,622
2.150% due 10/31/2025		200	245
2.900% due 10/31/2046		600	694

			8,556

Total Spain (Cost $8,820)			9,149

SUPRANATIONAL 1.0%
CORPORATE BONDS & NOTES 1.0%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,589

Total Supranational (Cost $4,352)			3,589

SWEDEN 6.3%
CORPORATE BONDS & NOTES 6.3%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	18,300	2,191
2.250% due 09/21/2022		11,400	1,453
Nordea Hypotek AB
1.000% due 04/08/2022		30,900	3,727
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		5,500	680
Stadshypotek AB
1.500% due 12/15/2021		22,000	2,718
2.500% due 09/18/2019		11,000	1,380
2.500% due 04/05/2022		$1,700	1,708
4.500% due 09/21/2022	SEK	19,000	2,684
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		23,000	2,801
2.000% due 06/17/2026		6,000	736
Swedbank AB
2.200% due 03/04/2020		$700	701
Swedbank Hypotek AB
1.000% due 09/15/2021	SEK	4,900	594
1.000% due 06/15/2022		13,100	1,577
3.750% due 12/20/2017		4,300	521

Total Sweden (Cost $22,772)			23,471

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG
6.500% due 08/08/2023		$1,000	1,127
UBS AG
1.799% due 06/08/2020		1,200	1,202
2.200% due 06/08/2020		800	801
5.125% due 05/15/2024		400	424
7.625% due 08/17/2022		600	706

			4,260

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	473

Total Switzerland (Cost $4,644)			4,733

UNITED KINGDOM 10.9%
CORPORATE BONDS & NOTES 7.1%
Barclays Bank PLC
7.625% due 11/21/2022		$2,800	3,208
7.750% due 04/10/2023		200	209

Barclays PLC
3.295% due 08/10/2021		1,400	1,469
6.500% due 09/15/2019 (g)	EUR	800	946
7.000% due 09/15/2019 (g)	GBP	500	667
8.000% due 12/15/2020 (g)	EUR	1,300	1,633
British Telecommunications PLC
9.125% due 12/15/2030		$400	610
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	400	594
Frontier Finance PLC
8.000% due 03/23/2022		900	1,146
HBOS PLC
1.923% due 09/06/2017		$1,500	1,499
HSBC Holdings PLC
4.300% due 03/08/2026		2,500	2,663
5.100% due 04/05/2021		900	979
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)	GBP	1,300	1,878
7.875% due 06/27/2029 (g)		500	764
Reckitt Benckiser Treasury Services PLC
1.856% due 06/24/2022		$500	501
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,700	2,709
7.375% due 06/24/2022 (g)	GBP	400	548
Tesco PLC
5.125% due 04/10/2047	EUR	100	121
6.125% due 02/24/2022	GBP	1,550	2,318
Tesco Property Finance PLC
5.411% due 07/13/2044		294	414
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		400	538
Virgin Money PLC
2.250% due 04/21/2020		800	1,065

			26,479

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Eurosail PLC
1.240% due 06/13/2045		1,345	1,695
Ripon Mortgages PLC
1.172% due 08/20/2056		1,700	2,221
Towd Point Mortgage Funding PLC
1.504% due 02/20/2054		1,760	2,309
Uropa Securities PLC
0.489% due 06/10/2059		327	411
0.639% due 06/10/2059		76	90
0.839% due 06/10/2059		59	70
1.039% due 06/10/2059		63	73

			6,869

SOVEREIGN ISSUES 2.0%
United Kingdom Gilt
3.500% due 01/22/2045 (i)		1,800	3,149
4.250% due 12/07/2040 (i)		2,200	4,157

			7,306

Total United Kingdom (Cost $40,138)			40,654

UNITED STATES 47.1%
ASSET-BACKED SECURITIES 3.5%
AFC Home Equity Loan Trust
1.734% due 12/22/2027		$1	1
Amortizing Residential Collateral Trust
1.916% due 10/25/2031		18	17
Amresco Residential Securities Corp. Mortgage Loan Trust
2.156% due 06/25/2029		54	51
Bear Stearns Asset-Backed Securities Trust
1.646% due 11/25/2035 ^		1,290	1,292
1.876% due 10/25/2032		9	9
2.016% due 10/27/2032		24	23
Citigroup Global Markets Mortgage Securities, Inc.
2.566% due 01/25/2032		31	30
Countrywide Asset-Backed Certificates
1.556% due 12/25/2036 ^		45	25
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035		156	161
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 01/25/2032		16	15
GSAMP Trust
1.646% due 11/25/2035 ^		3,225	2,162
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		418	151

IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.336% due 04/25/2037		3,099	2,212
Morgan Stanley ABS Capital, Inc. Trust
1.286% due 10/25/2036		3,071	1,689
1.326% due 03/25/2037		1,940	1,011
Morgan Stanley Home Equity Loan Trust
1.566% due 04/25/2037		326	210
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		805	474
Residential Asset Mortgage Products Trust
1.776% due 06/25/2032		15	14
Residential Asset Securities Corp. Trust
1.366% due 08/25/2036		105	105
1.716% due 07/25/2032 ^		37	34
1.816% due 06/25/2032 ^		20	17
SG Mortgage Securities Trust
1.366% due 10/25/2036		2,900	2,301
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	952	1,085

			13,089

CORPORATE BONDS & NOTES 7.1%
Ally Financial, Inc.
3.500% due 01/27/2019		$300	305
4.750% due 09/10/2018		200	206
American International Group, Inc.
3.900% due 04/01/2026		1,800	1,845
Anadarko Petroleum Corp.
6.950% due 06/15/2019		800	868
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	515
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		1,000	1,134
Apple, Inc.
2.300% due 05/11/2022		1,000	999
AT&T, Inc.
1.800% due 09/04/2026	EUR	800	906
2.023% due 07/15/2021		$1,900	1,921
Bank of New York Mellon Corp.
2.200% due 08/16/2023		2,700	2,620
Charter Communications Operating LLC
4.464% due 07/23/2022		600	640
4.908% due 07/23/2025		1,500	1,623
eBay, Inc.
2.750% due 01/30/2023		200	198
EPR Properties
4.500% due 06/01/2027		500	504
Fidelity National Information Services, Inc.
0.400% due 01/15/2021 (b)	EUR	200	228
1.700% due 06/30/2022 (b)	GBP	200	259
FirstEnergy Corp.
3.900% due 07/15/2027		$400	401
Kinder Morgan, Inc.
5.000% due 02/15/2021		600	644
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		6,100	396
Navient Corp.
8.000% due 03/25/2020		300	336
Navient Corp. CPI Linked Security
4.431% due 01/16/2018		9	228
Pricoa Global Funding
2.200% due 06/03/2021		400	395
Southern Co.
2.950% due 07/01/2023		1,100	1,094
Spectra Energy Partners LP
1.920% due 06/05/2020		200	201
Springleaf Finance Corp.
6.000% due 06/01/2020		1,200	1,270
8.250% due 12/15/2020		1,000	1,125
Verizon Communications, Inc.
3.125% due 03/16/2022		1,800	1,826
Wells Fargo & Co.
2.402% due 10/31/2023		2,500	2,546
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		800	813
3.550% due 04/01/2025		600	607

			26,653

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CenturyLink, Inc.
1.375% due 01/31/2025		800	792

Charter Communications Operating LLC
3.480% due 01/15/2024	1,284	1,290

		2,082

MUNICIPAL BONDS & NOTES 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	500	646
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	400	526
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	200	248

		1,420

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%
Adjustable Rate Mortgage Trust
3.598% due 09/25/2035	63	59
American Home Mortgage Assets Trust
1.406% due 05/25/2046 ^	987	783
American Home Mortgage Investment Trust
3.277% due 10/25/2034	100	101
Banc of America Funding Trust
3.131% due 02/20/2036	563	558
3.559% due 01/20/2047 ^	75	71
Banc of America Mortgage Trust
3.616% due 05/25/2035 ^	515	496
BCAP LLC Trust
0.505% due 01/26/2047	227	205
3.114% due 02/26/2036	59	60
5.250% due 04/26/2037	351	343
5.250% due 08/26/2037	244	251
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035	620	619
3.198% due 08/25/2033	7	7
3.227% due 08/25/2033	56	57
3.260% due 03/25/2035	601	608
3.274% due 10/25/2033	44	44
3.283% due 05/25/2034	45	43
3.623% due 11/25/2034	68	68
3.636% due 03/25/2035	97	99
3.656% due 05/25/2047 ^	271	259
3.667% due 05/25/2034	85	83
3.680% due 02/25/2034	7	7
Bear Stearns ALT-A Trust
3.361% due 09/25/2035	543	467
3.392% due 11/25/2036 ^	206	190
Bear Stearns Structured Products, Inc. Trust
3.421% due 01/26/2036	919	839
Chase Mortgage Finance Trust
3.445% due 02/25/2037	136	137
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	38	36
Citigroup Global Markets Mortgage Securities, Inc.
1.716% due 05/25/2032	7	7
Citigroup Mortgage Loan Trust, Inc.
3.176% due 08/25/2035	100	100
3.667% due 09/25/2037 ^	1,049	960
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.127% due 09/25/2035 ^	1,151	1,024
Countrywide Alternative Loan Trust
1.406% due 09/25/2046 ^	915	787
1.426% due 07/25/2046 ^	43	36
1.566% due 05/25/2037 ^	266	147
2.159% due 11/25/2035	181	171
2.699% due 11/25/2035	139	136
3.545% due 02/25/2037 ^	458	422
5.250% due 06/25/2035 ^	95	91
6.000% due 01/25/2037 ^	550	490
6.250% due 08/25/2037 ^	128	114
Countrywide Home Loan Mortgage Pass-Through Trust
1.856% due 03/25/2035	1,074	898
1.876% due 02/25/2035	190	182
1.976% due 09/25/2034	11	11
3.074% due 04/20/2035	23	23
3.123% due 11/25/2034	104	103
3.193% due 11/25/2035 ^	19	16
3.330% due 11/19/2033	5	5
3.399% due 08/25/2034 ^	22	20
Credit Suisse First Boston Mortgage Securities Corp.
2.366% due 03/25/2034 ^	45	44
2.989% due 07/25/2033	11	11
3.257% due 08/25/2033	34	34
6.500% due 04/25/2033	19	20
DBUBS Mortgage Trust
0.379% due 11/10/2046 (a)	4,700	48

0.927% due 11/10/2046 (a)	3,671	69
First Horizon Mortgage Pass-Through Trust
3.142% due 08/25/2035	83	73
General Motors Acceptance Corp.
7.430% due 12/01/2021	2	2
GMAC Mortgage Corp. Loan Trust
3.957% due 06/25/2034	14	14
GreenPoint Mortgage Funding Trust
1.396% due 01/25/2037	245	227
1.416% due 10/25/2046	1,271	1,009
1.426% due 04/25/2036	290	255
Greenpoint Mortgage Pass-Through Certificates
3.718% due 10/25/2033	11	11
GS Mortgage Securities Trust
2.412% due 11/10/2045 (a)	4,899	385
GSR Mortgage Loan Trust
2.560% due 03/25/2033	40	40
3.109% due 09/25/2035	65	67
HarborView Mortgage Loan Trust
1.194% due 09/19/2037	457	416
1.389% due 07/19/2046 ^	1,223	732
1.582% due 12/19/2036 ^	467	434
3.202% due 05/19/2033	74	73
3.575% due 07/19/2035	35	31
IndyMac Mortgage Loan Trust
1.406% due 09/25/2046	991	877
1.416% due 11/25/2046	1,271	1,141
3.079% due 12/25/2034	42	40
JPMorgan Alternative Loan Trust
1.456% due 10/25/2036	3,034	2,627
5.500% due 11/25/2036 ^	3	2
JPMorgan Chase Commercial Mortgage Securities Trust
1.263% due 12/15/2047 (a)	17,251	779
JPMorgan Mortgage Trust
2.980% due 11/25/2033	40	38
3.075% due 11/25/2035	48	46
Luminent Mortgage Trust
1.194% due 12/25/2036	1,619	1,429
MASTR Alternative Loan Trust
1.616% due 03/25/2036	171	39
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.599% due 12/15/2030	151	147
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036	47	46
2.665% due 10/25/2035	303	303
3.083% due 02/25/2033	66	64
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.076% due 08/12/2049	157	156
Morgan Stanley Bank of America Merrill Lynch Trust
1.434% due 05/15/2046 (a)	11,852	594
1.366% due 02/25/2047	480	296
Residential Asset Securitization Trust
1.666% due 12/25/2036 ^	205	77
6.250% due 10/25/2036 ^	609	553
6.500% due 08/25/2036 ^	500	312
Residential Funding Mortgage Securities, Inc. Trust
3.526% due 09/25/2035 ^	83	69
6.500% due 03/25/2032	8	8
Sequoia Mortgage Trust
1.562% due 07/20/2033	236	224
1.909% due 10/19/2026	66	65
3.075% due 04/20/2035	854	889
Structured Adjustable Rate Mortgage Loan Trust
3.350% due 09/25/2034	105	106
3.396% due 02/25/2034	64	64
3.449% due 04/25/2034	125	125
3.610% due 12/25/2035	1,625	1,470
Structured Asset Mortgage Investments Trust
1.406% due 07/25/2046 ^	260	218
1.426% due 05/25/2036	419	331
1.459% due 07/19/2035	849	813
1.789% due 07/19/2034	54	54
Thornburg Mortgage Securities Trust
2.938% due 06/25/2037	778	748
2.970% due 06/25/2047 ^	543	494
UBS-Barclays Commercial Mortgage Trust
1.890% due 12/10/2045 (a)	13,113	877
UBS-Citigroup Commercial Mortgage Trust
2.427% due 01/10/2045 (a)	3,462	267
WaMu Mortgage Pass-Through Certificates Trust
1.506% due 07/25/2045	365	357
1.526% due 01/25/2045	214	209
2.145% due 09/25/2046	1,528	1,493
2.145% due 10/25/2046	50	48
2.145% due 11/25/2046	441	421

2.733% due 03/25/2033	231	231
2.843% due 08/25/2034	275	278
2.946% due 08/25/2046 ^	848	819
3.030% due 04/25/2035	951	946
3.033% due 03/25/2035	198	200
3.064% due 06/25/2033	34	35
3.137% due 03/25/2034	164	167
Washington Mutual Mortgage Pass-Through Certificates Trust
1.502% due 04/25/2047 ^	69	3
1.666% due 04/25/2035	1,283	986
1.672% due 07/25/2046 ^	257	178
Wells Fargo Mortgage-Backed Securities Trust
3.161% due 06/25/2035	425	429
Wells Fargo-RBS Commercial Mortgage Trust
1.490% due 03/15/2045 (a)	12,482	602

		40,018

U.S. GOVERNMENT AGENCIES 18.4%
Fannie Mae
1.616% due 06/25/2036	49	49
1.646% due 11/25/2040	618	619
1.666% due 11/25/2040 - 01/25/2044	1,742	1,753
1.716% due 10/25/2040 - 12/25/2040	1,679	1,692
2.746% due 11/01/2023	1	2
2.887% due 12/01/2034	133	139
2.951% due 11/01/2034	781	827
2.996% due 03/01/2024	2	2
3.374% due 05/01/2035	40	42
3.490% due 12/01/2020	881	920
4.500% due 08/01/2023 - 06/01/2044	660	708
6.500% due 11/01/2036	346	371
Fannie Mae, TBA
3.000% due 08/01/2047	14,000	13,957
3.500% due 08/01/2032 - 09/01/2047	23,600	24,204
4.000% due 08/01/2047	5,000	5,246
Freddie Mac
0.991% due 09/25/2022 (a)	5,028	186
1.146% due 11/25/2022 (a)	5,931	267
1.345% due 01/15/2038	907	903
1.447% due 08/25/2019 (a)	8,020	196
1.540% due 11/25/2019 (a)	7,051	203
1.632% due 01/15/2038 (a)	907	52
1.759% due 12/15/2037 - 07/15/2040	685	691
1.892% due 10/25/2044	1,304	1,323
2.873% due 02/01/2029	46	48
3.045% due 05/01/2023	11	12
3.426% due 04/01/2037	23	25
6.000% due 12/15/2024	39	43
7.400% due 02/01/2021	2	2
Freddie Mac, TBA
3.000% due 07/01/2047	5,000	4,989
3.500% due 08/01/2047	4,000	4,101
Ginnie Mae
1.772% due 02/16/2030	52	53
2.125% due 05/20/2022 - 05/20/2030	92	97
2.250% due 12/20/2023 - 12/20/2026	21	21
2.375% due 02/20/2024 - 01/20/2030	55	57
NCUA Guaranteed Notes
1.454% due 11/06/2017	4,774	4,776

		68,576

U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (i)	6,033	6,006
0.125% due 07/15/2022 (i)(k)(m)	10,102	10,093
0.125% due 01/15/2023 (i)(m)	6,780	6,721
0.125% due 07/15/2024 (k)(m)	618	607
2.000% due 01/15/2026 (m)	554	622

		24,049

Total United States (Cost $173,738)		175,887

SHORT-TERM INSTRUMENTS 14.1%
REPURCHASE AGREEMENTS (h) 0.4%			1,415

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.568)% due 09/29/2017 (d)(e)	CZK	26,000	1,138

JAPAN TREASURY BILLS 11.9%
(0.110)% due 08/28/2017 - 09/19/2017 (c)(d)	JPY	4,980,000	44,283

MEXICO TREASURY BILLS 1.2%
7.017% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	83,100	4,381

U.S. TREASURY BILLS 0.3%
0.930% due 08/31/2017 (c)(d)(m)		$1,227	1,225

Total Short-Term Instruments (Cost $52,709)			52,442

Total Investments in Securities (Cost $477,040)			482,935

	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III		306,170	3,027

Total Short-Term Instruments (Cost $3,027)			3,027

Total Investments in Affiliates (Cost $3,027)			3,027

Total Investments 130.1% (Cost $480,067)			$485,962
Financial Derivative Instruments (j)(l) 1.4% (Cost or Premiums, net $(697))			5,261
Other Assets and Liabilities, net (31.5)%			(117,718)

Net Assets 100.0%			$373,505

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$1,415	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(1,447)	$1,415	$1,415

Total Repurchase Agreements						$(1,447)	$1,415	$1,415

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	1.140%	05/16/2017	07/17/2017		$(2,073)	$(2,076)
	1.170	05/11/2017	08/11/2017		(7,307)	(7,319)
BPS	(0.400)	05/25/2017	07/27/2017	EUR	(5,115)	(5,839)
	(0.350)	05/09/2017	08/03/2017		(1,182)	(1,349)
	(0.300)	04/28/2017	08/03/2017		(639)	(730)
	0.450	04/20/2017	07/20/2017	GBP	(3,030)	(3,950)
	0.450	06/06/2017	07/20/2017		(2,495)	(3,251)
	0.470	05/17/2017	07/20/2017		(74)	(97)
BSN	1.300	06/23/2017	07/24/2017		$(6,485)	(6,488)
GRE	1.150	06/26/2017	07/06/2017		(4,321)	(4,323)
MBC	(0.450)	06/05/2017	07/27/2017	EUR	(3,139)	(3,583)
	(0.350)	06/23/2017	08/03/2017		(2,330)	(2,661)
	(0.320)	06/23/2017	08/03/2017		(325)	(371)
	0.350	06/23/2017	07/20/2017	GBP	(224)	(292)
MEI	0.850	06/14/2017	07/14/2017	CAD	(11,690)	(9,018)
	0.850	06/23/2017	07/14/2017		(3,362)	(2,593)
MYI	(0.550)	05/23/2017	07/27/2017	EUR	(2,945)	(3,362)
	(0.500)	04/25/2017	07/27/2017		(668)	(762)
	(0.500)	05/09/2017	07/27/2017		(403)	(460)
	(0.450)	06/27/2017	07/27/2017		(650)	(742)

Total Reverse Repurchase Agreements						$(59,266)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (1.0)%
U.S. Government Agencies (1.0)%
Fannie Mae, TBA	3.500%	07/01/2047	$2,900	$(2,993)	$(2,978)
Fannie Mae, TBA	4.500	08/01/2047	800	(859)	(857)

Total Short Sales (1.0)%				$(3,852)	$(3,835)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(64,259) at a weighted average interest rate of 0.433%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Securities with an aggregate market value of $58,611 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$109.250	08/25/2017	327	$3	$0
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/25/2017	504	4	1
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	226	20	18

				$27	$19

Total Purchased Options				$27	$19

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/25/2017	26	$(9)	$(9)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	26	(13)	(5)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	226	(24)	(8)

				$(46)	$(22)

Total Written Options				$(46)	$(22)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2018	81		$19,934	$(14)	$0	$(4)
90-Day Eurodollar September Futures	09/2017	289		71,271	27	0	(4)
Australia Government 3-Year Note September Futures	09/2017	10	AUD	858	(5)	0	(2)
Australia Government 10-Year Bond September Futures	09/2017	15		1,490	(22)	0	(17)
Call Options Strike @ EUR 136.000 on Euro-BOBL September Futures	09/2017	22	EUR	0	0	0	0
Call Options Strike @ EUR 161.000 on Euro-OAT September Futures	08/2017	185		2	0	0	0
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond September Futures	08/2017	120		1	0	0	0
Euro-BTP Italy Government Bond September Futures	09/2017	15		2,315	20	0	(31)
Euro-Schatz September Futures	09/2017	237		30,277	(81)	0	(14)
Japan Government 10-Year Bond September Futures	09/2017	11	JPY	14,681	(42)	0	(40)
Put Options Strike @ EUR 111.000 on Euro-Schatz September Futures	08/2017	237	EUR	1	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2017	239		$28,163	(66)	0	(41)
U.S. Treasury 10-Year Note September Futures	09/2017	504		63,268	(170)	0	(142)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	117		19,407	332	0	(80)
United Kingdom Long Gilt September Futures	09/2017	15	GBP	2,453	(42)	0	(22)

					$(63)	$0	$(397)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	81		$(19,874)	$(89)	$7	$0
90-Day Eurodollar September Futures	09/2018	289		(71,015)	(133)	21	0
Canada Government 10-Year Bond September Futures	09/2017	8	CAD	(867)	26	12	0
Euro-Bobl September Futures	09/2017	33	EUR	(4,964)	41	18	0
Euro-Bund 10-Year Bond September Futures	09/2017	37		(6,841)	112	67	0
Euro-Buxl 30-Year Bond September Futures	09/2017	11		(2,054)	61	43	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	185		(31,373)	303	275	0
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond September Futures	08/2017	22		(20)	(6)	0	(6)
U.S. Treasury 30-Year Bond September Futures	09/2017	76		$(11,680)	(82)	43	0

					$233	$486	$(6)

Total Futures Contracts					$170	$486	$(403)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	06/20/2018	0.298%		$900	$(53)	$10	$(43)	$0	$(1)
Altria Group, Inc.	1.000	12/20/2020	0.169		1,200	(35)	1	(34)	0	0
BASF SE	1.000	12/20/2020	0.169	EUR	300	(9)	(1)	(10)	0	0
BAT International Finance PLC	1.000	12/20/2020	0.324		800	(17)	(5)	(22)	1	0
Bayer AG	1.000	12/20/2020	0.228		500	(11)	(5)	(16)	1	0
Fortum OYJ	1.000	12/20/2020	0.367		200	(4)	(1)	(5)	0	0
Koninklijke DSM NV	1.000	12/20/2020	0.197		1,000	(32)	(1)	(33)	0	0
Pfizer, Inc.	1.000	12/20/2020	0.161		$900	(26)	0	(26)	0	0
Reynolds American, Inc.	1.000	12/20/2020	0.164		1,400	(40)	0	(40)	0	0
Telia Co. AB	1.000	12/20/2020	0.301	EUR	300	(7)	(2)	(9)	0	0
UnitedHealth Group, Inc.	1.000	12/20/2020	0.124		$800	(22)	(2)	(24)	0	0

						$(256)	$(6)	$(262)	$2	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Shell International Finance BV	1.000%	12/20/2026	0.933%	EUR	500	$(14)	$18	$4	$0	$0
Telecom Italia SpA	1.000	06/20/2024	1.984		200	(15)	0	(15)	0	0
Tesco PLC	1.000	06/20/2022	1.525		1,500	(74)	31	(43)	0	0

						$(103)	$49	$(54)	$0	$0

Credit Default Swaps On Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	1.000%	12/20/2021	EUR 12,000	$(157)	$(159)	$(316)	$10	$0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022	39,500	(526)	(464)	(990)	38	0
iTraxx Europe Senior 27 5-Year Index	1.000	06/20/2022	400	(11)	0	(11)	0	(3)

				$(694)	$(623)	$(1,317)	$48	$(3)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.973%	01/02/2025	BRL	6,400	$0	$(41)	$(41)	$7	$0
Pay	1-Year BRL-CDI	10.300	01/02/2025		11,400	56	(86)	(30)	12	0
Receive (6)	3-Month CAD Bank Bill	1.850	09/15/2027	CAD	2,200	32	11	43	10	0
Pay (6)	3-Month CAD-Bank Bill	1.400	09/13/2019		10,100	(10)	(4)	(14)	0	(4)
Receive	3-Month CAD-Bank Bill	2.200	06/16/2026		5,100	(219)	157	(62)	48	0
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	1,400	0	(8)	(8)	0	(6)
Pay	3-Month SEK-STIBOR	1.080	01/26/2025	SEK	3,400	(11)	19	8	0	(2)
Pay	3-Month SEK-STIBOR	1.085	01/26/2025		4,000	(13)	22	9	0	(2)
Pay	3-Month USD-LIBOR	1.000	05/15/2018	$	41,500	(165)	7	(158)	0	(4)
Pay (6)	3-Month USD-LIBOR	1.750	06/18/2018		154,400	13	154	167	0	(12)
Receive (6)	3-Month USD-LIBOR	1.250	05/15/2019		41,500	258	(58)	200	13	0
Receive (6)	3-Month USD-LIBOR	2.250	06/18/2019		154,400	(11)	(297)	(308)	28	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		56,500	352	41	393	24	0
Pay	3-Month USD-LIBOR	1.228	06/12/2022		8,300	0	(4)	(4)	0	(1)
Pay	3-Month USD-LIBOR	1.267	06/19/2022		17,500	1	(14)	(13)	0	(2)
Receive (6)	3-Month USD-LIBOR	2.250	12/20/2022		3,300	(53)	24	(29)	7	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		67,000	(1,785)	3,077	1,292	157	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		2,200	(82)	(17)	(99)	0	(6)
Receive	3-Month USD-LIBOR	1.500	06/21/2027		11,000	(748)	(42)	(790)	0	(33)
Receive (6)	3-Month USD-LIBOR	2.500	12/20/2027		6,400	110	(32)	78	0	(20)
Receive	3-Month USD-LIBOR	2.500	12/16/2035		100	1	(1)	0	0	0
Receive (6)	3-Month USD-LIBOR	2.098	07/01/2041		10,200	70	126	196	2	0
Receive (6)	3-Month USD-LIBOR	2.955	11/12/2049		1,900	(29)	(87)	(116)	9	0
Pay	3-Month ZAR-JIBAR	8.500	03/15/2027	ZAR	10,000	(1)	27	26	0	(6)
Receive	6-Month AUD-BBR-BBSW	3.500	12/17/2025	AUD	1,800	(47)	(31)	(78)	14	0
Receive	6-Month AUD-BBR-BBSW	3.250	06/17/2026		100	(1)	(2)	(3)	1	0
Receive (6)	6-Month EUR-EURIBOR	0.000	09/20/2019	EUR	11,900	(11)	(11)	(22)	9	0
Receive (6)	6-Month EUR-EURIBOR	0.250	09/20/2022		40,800	(88)	(105)	(193)	0	(189)
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027		25,800	266	(118)	148	0	(280)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		15,350	(104)	341	237	298	(84)
Receive (6)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	12,500	19	(19)	0	0	(44)
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022		4,500	(9)	18	9	26	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		18,400	(341)	38	(303)	237	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		700	47	(18)	29	0	(23)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	1,990,000	14	7	21	0	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		520,000	(72)	(15)	(87)	2	0
Receive (6)	6-Month JPY-LIBOR	0.450	03/20/2029		380,000	(29)	9	(20)	10	0
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		120,000	26	98	124	0	(4)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		190,000	(598)	288	(310)	18	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020	MXN	34,900	43	(104)	(61)	0	(3)
Pay	28-Day MXN-TIIE	7.317	03/23/2022		5,700	0	7	7	0	(1)
Pay	28-Day MXN-TIIE	7.740	02/22/2027		28,800	(4)	71	67	0	(9)
Pay	28-Day MXN-TIIE	7.730	02/25/2027		10,100	0	23	23	0	(3)

						$(3,123)	$3,451	$328	$932	$(738)

Total Swap Agreements						$(4,176)	$2,871	$(1,305)	$982	$(742)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $1,801 and cash of $5,605 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	CNH	23,006		$3,367	$0	$(26)
	07/2017		$847	AUD	1,117	11	0
	07/2017		2,660	CAD	3,520	54	0
	07/2017		285	GBP	224	7	0
	08/2017	AUD	1,117		$847	0	(11)
	12/2017		$3,331	CNH	23,006	26	0
BOA	07/2017	DKK	38,328		$5,727	0	(161)
	07/2017	GBP	4,084		5,249	0	(71)
	07/2017		$12,633	CAD	17,000	476	0
	07/2017		15,437	DKK	102,001	230	0
	07/2017		509	ILS	1,846	20	0
	08/2017	EUR	3,284		$3,701	0	(57)
	08/2017	SEK	32,580		3,689	0	(187)
	08/2017		$5,036	EUR	4,432	36	0
	08/2017		3,221	MXN	62,326	195	0
	08/2017		93	TRY	330	0	0
	10/2017	DKK	102,001		$15,517	0	(229)
	01/2018		3,264		477	0	(29)
	04/2018		$1,544	DKK	10,561	104	0
BPS	07/2017	BRL	3,581		$1,082	2	0
	07/2017	CAD	7,746		5,737	0	(236)
	07/2017	CHF	1,922	EUR	1,757	2	0
	07/2017	DKK	9,085		$1,397	2	0
	07/2017	EUR	241	SEK	2,328	1	0
	07/2017	JPY	1,810,400		$16,168	63	0
	07/2017		$1,069	BRL	3,581	12	0
	07/2017		16,158	JPY	1,810,400	0	(62)
	08/2017		131	MXN	2,404	1	0
	08/2017		412	PEN	1,357	4	0
	12/2017	INR	27,537		$419	0	0
	03/2018	MXN	64,400		3,080	0	(343)
	04/2018	DKK	10,561		1,573	0	(75)
BRC	07/2017		$6,807	CAD	9,000	133	0
	08/2017		178	TRY	634	0	0
	09/2017	CZK	7,000	EUR	260	0	(9)
	09/2017	MYR	1,831		$421	0	(3)
	10/2017		$1,292	IDR	17,393,160	0	(1)
CBK	07/2017	BRL	20,744		$6,288	26	0
	07/2017	CAD	4,308		3,185	0	(137)
	07/2017	CZK	2,000		81	0	(7)
	07/2017		$6,270	BRL	20,744	0	(9)
	08/2017	EUR	984		$1,101	0	(25)
	08/2017	JPY	33,400		302	4	0
	08/2017	MXN	19,208		1,035	0	(17)
	08/2017		$4,061	BRL	13,504	0	(9)
	08/2017		273	PEN	897	2	0
	08/2017		256	TRY	911	0	0
	09/2017	SGD	801		$578	0	(4)
	09/2017		$3,216	RUB	186,430	0	(106)
	10/2017		125	IDR	1,681,925	0	0
DUB	07/2017	BRL	13,608		$4,115	8	0
	07/2017		$4,173	BRL	13,608	16	(82)
	07/2018	BRL	3,900		$1,106	0	(1)
FBF	07/2017	INR	170,934		2,646	5	0
	07/2017		$2,064	INR	135,591	30	0
	09/2017	MYR	743		$172	0	0
	09/2017		$4,890	KRW	5,497,837	0	(84)
	09/2017		882	RUB	53,721	14	0
	12/2017		2,725	INR	178,604	0	(7)
GLM	07/2017	BRL	826		$250	0	0
	07/2017	CAD	14,781		11,155	0	(243)
	07/2017	GBP	733		933	0	(22)
	07/2017	JPY	1,810,400		16,164	59	0
	07/2017		$229	BRL	826	20	0
	07/2017		3,111	CAD	4,196	125	0
	07/2017		2,956	GBP	2,307	49	0
	07/2017		16,154	JPY	1,810,400	0	(58)
	08/2017	EUR	11,803		$13,241	0	(268)
	08/2017	JPY	18,700		169	2	0
	08/2017	SEK	126,155		14,293	0	(716)
	08/2017		$1,227	AUD	1,597	0	0
	08/2017		2,149	CHF	2,153	102	0
	08/2017		6,070	JPY	671,400	0	(90)
	08/2017		491	NOK	4,215	14	0
	08/2017		837	ZAR	11,297	22	0
	09/2017	MYR	703		$163	0	0
	10/2017	DKK	935		143	0	(1)
	10/2017	RUB	155,805		2,658	75	0
	10/2017		$121	IDR	1,621,161	0	(1)
	12/2017		296	INR	19,406	0	(1)
	04/2018		634	KRW	720,161	0	(2)
HUS	07/2017	DKK	2,473		$372	0	(8)
	07/2017	GBP	505		652	0	(6)
	07/2017		$906	GBP	713	23	0
	08/2017	JPY	17,500		$154	0	(2)
	08/2017	SEK	4,520		522	0	(16)
	08/2017		$5,779	EUR	5,132	95	0
	08/2017		1,762	JPY	196,300	0	(13)
	08/2017		599	TRY	2,140	2	0
	09/2017		973	RUB	59,499	20	0
	10/2017	DKK	30,220		$4,630	0	(35)
IND	08/2017		$25,200	JPY	2,856,400	244	(4)
JPM	07/2017	AUD	1,699		$1,256	0	(50)
	07/2017	BRL	22,421		6,374	5	(399)
	07/2017	CAD	5,676		4,271	0	(106)
	07/2017	DKK	59,755		9,074	1	(106)
	07/2017	JPY	3,620,800		32,910	718	0
	07/2017	NZD	1,991		1,434	0	(25)
	07/2017		$1,488	AUD	1,946	8	0
	07/2017		6,811	BRL	22,421	32	(75)
	07/2017		2,451	GBP	1,902	27	0
	08/2017	EUR	2,475		$2,796	0	(36)
	08/2017	MXN	25,914		1,385	1	(37)
	08/2017	NZD	1,672		1,225	1	0
	08/2017		$256	BRL	856	1	0
	08/2017		1,969	CAD	2,579	21	0
	08/2017		3,462	EUR	3,092	77	0
	08/2017		1,816	MXN	32,783	0	(19)
	08/2017		291	PEN	953	1	0
	08/2017		429	TRY	1,529	0	0
	09/2017	CZK	19,000		$769	0	(67)
	09/2017		$1,067	THB	36,259	0	0
	10/2017	DKK	1,190		$183	0	0
	10/2017		$490	IDR	6,606,195	0	0
	12/2017	INR	41,422		$630	0	0
	04/2018	KRW	882,340		785	11	0
	04/2018		$668	KRW	752,702	0	(7)
MSB	07/2017	BRL	32,100		$9,175	0	(514)
	07/2017	DKK	1,720		262	0	(2)
	07/2017		$9,703	BRL	32,100	0	(14)
	07/2017		487	CZK	12,213	47	0
	07/2017		1,293	DKK	9,004	90	0
	09/2017	MYR	1,700		$393	0	(1)
	01/2018		$476	DKK	3,278	33	0
	04/2018		117	KRW	131,567	0	(2)
NAB	07/2017	CAD	595		$442	0	(17)
NGF	11/2017	MXN	18,700		907	0	(100)
RBC	08/2017	CHF	1,944		2,033	1	0
	08/2017	EUR	860		974	0	(10)
	08/2017	JPY	313,600		2,827	34	0
	08/2017		$348	EUR	308	5	0
	09/2017	EUR	260		$283	0	(15)
SCX	08/2017	JPY	369,900		3,348	56	(3)
	08/2017		$416	EUR	370	8	0
	08/2017		2,576	JPY	286,000	0	(29)
	08/2017		173	MXN	3,130	0	(1)
	08/2017		217	PLN	839	9	0
	08/2017		1,107	SEK	9,350	6	0
	09/2017	SGD	9,036		$6,549	0	(22)
SOG	08/2017		$309	TRY	1,099	0	0
	03/2018	CZK	21,430		$878	0	(76)
TOR	07/2017	BRL	25,230		7,627	11	0
	07/2017		$7,786	BRL	25,230	0	(170)
	10/2017	DKK	6,097		$941	0	(1)
UAG	07/2017	CAD	610		462	0	(9)
	07/2017	DKK	2,320		334	0	(22)
	07/2017	EUR	1,899	SEK	18,363	11	0
	07/2017		$3,316	CNH	23,006	77	0
	07/2017		296	DKK	2,055	20	0
	07/2017		669	GBP	522	11	0
	07/2017		538	INR	35,343	8	0
	08/2017	GBP	522		$669	0	(11)
	08/2017		$77,475	EUR	70,843	3,609	0
	09/2017		3,145	MYR	13,390	0	(42)
	10/2017		4,063	DKK	28,137	280	0
	12/2017	CNH	24,892		$3,524	0	(109)
	04/2018	KRW	719,463		634	3	0
WST	07/2017	NZD	2,595	AUD	2,471	0	(2)

Total Forward Foreign Currency Contracts						$7,559	$(5,573)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	1,683	$31	$33
CBK	Put - OTC EUR versus TRY	TRY	4.071	09/27/2017	EUR	1,700	43	27
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	1,037	19	20
GLM	Put - OTC AUD versus JPY		75.600	06/19/2018	AUD	1,900	27	23
	Call - OTC USD versus JPY		120.000	04/20/2020	$	1,842	34	36

							$154	$139

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.265%	09/11/2017	EUR	5,500	$55	$7
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	$	26,300	22	2
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.164	09/11/2017	EUR	2,700	31	7
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.223	09/11/2017		1,400	14	2
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017	$	95,900	97	7
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018		134,000	112	7

								$331	$32

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	$73.000	07/06/2017	$23,000	$1	$0

Total Purchased Options					$486	$171

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC EUR versus TRY	TRY	3.950	09/27/2017	EUR	1,700	$(16)	$(9)
	Call - OTC EUR versus TRY		4.171	09/27/2017		1,700	(27)	(37)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$1,000	(53)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	1,900	(25)	(20)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$2,000	(193)	(52)
	Put - OTC USD versus BRL		3.892	07/02/2018		2,000	(192)	(259)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		1,842	(34)	(18)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		1,999	(41)	(20)
MSB	Put - OTC USD versus KRW		1,075.000	04/25/2018		339	(7)	(4)

							$(588)	$(419)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	09/11/2017	$11,300	$(33)	$(6)

Total Written Options							$(647)	$(425)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Credit Suisse Group Finance	(1.000)%	06/20/2022	0.868%	EUR	700	$12	$(18)	$0	$(6)
	Japan Government International Bond	(1.000)	06/20/2022	0.258		$1,300	(47)	0	0	(47)
BRC	Japan Government International Bond	(1.000)	06/20/2022	0.258		500	(18)	0	0	(18)
	Springleaf Finance Corp.	(5.000)	06/20/2020	1.813		1,200	(119)	8	0	(111)
DUB	Cytec Industries, Inc.	(1.000)	09/20/2017	0.082		200	2	(2)	0	0
GST	Japan Government International Bond	(1.000)	06/20/2022	0.258		700	(25)	0	0	(25)

							$(195)	$(12)	$0	$(207)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC	1.000%	12/20/2021	1.227%	EUR	200	$(7)	$5	$0	$(2)
FBF	Brazil Government International Bond	1.000	12/20/2021	2.161		$400	(25)	6	0	(19)
GST	Brazil Government International Bond	1.000	06/20/2022	2.376		1,200	(71)	(4)	0	(75)
HUS	Brazil Government International Bond	1.000	12/20/2021	2.161		1,000	(65)	17	0	(48)

							$(168)	$24	$0	$(144)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	06/20/2022	EUR	1,600	$84	$(56)	$28	$0

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	7,300	$5,573	$(21)	$80	$59	$0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	3,800	4,826	(16)	136	120	0
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		6,800	8,316	3	527	530	0
CIB	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	9,500	7,162	(94)	262	168	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	300	366	0	24	24	0
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	29,800	22,465	(31)	557	526	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020	GBP	16,500	20,180	(31)	1,317	1,286	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	11/24/2018	CAD	6,800	5,126	(26)	146	120	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	10/13/2026	GBP	1,200	1,464	35	62	97	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		9,600	12,192	(40)	343	303	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2020		3,000	3,669	(17)	251	234	0

							$(238)	$3,705	$3,467	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	1,647,200	$0	$9	$9	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,020,900	0	6	6	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		4,941,500	0	27	27	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,647,200	0	9	9	0

							$0	$51	$51	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	06/24/2019	$3	$0	$3	$3	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	06/26/2019	4	0	4	4	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/24/2019	3	0	3	3	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	06/26/2019	4	0	4	4	0

						$0	$14	$14	$0

Total Swap Agreements						$(517)	$3,726	$3,560	$(351)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(m)	Securities with an aggregate market value of $3,294 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$1,869	$0	$1,869
Belgium
Corporate Bonds & Notes	0	1,237	0	1,237
Brazil
Corporate Bonds & Notes	0	2,644	0	2,644
Canada
Corporate Bonds & Notes	0	4,088	0	4,088
Non-Agency Mortgage-Backed Securities	0	1,890	0	1,890
Sovereign Issues	0	18,132	0	18,132
Cayman Islands
Asset-Backed Securities	0	18,782	0	18,782
Corporate Bonds & Notes	0	501	0	501
China
Sovereign Issues	0	263	0	263
Czech Republic
Sovereign Issues	0	1,018	0	1,018
Denmark
Corporate Bonds & Notes	0	20,759	0	20,759
France
Corporate Bonds & Notes	0	6,205	0	6,205
Sovereign Issues	0	14,722	0	14,722
Germany
Corporate Bonds & Notes	0	4,834	0	4,834
Greece
Corporate Bonds & Notes	0	905	0	905
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,239	0	1,239
Ireland
Asset-Backed Securities	0	411	0	411
Italy
Corporate Bonds & Notes	0	3,708	0	3,708
Non-Agency Mortgage-Backed Securities	0	1,525	0	1,525
Sovereign Issues	0	4,579	0	4,579
Japan
Corporate Bonds & Notes	0	3,291	0	3,291
Sovereign Issues	0	27,679	0	27,679
Kuwait
Sovereign Issues	0	3,667	0	3,667
Multinational
Corporate Bonds & Notes	0	1,289	0	1,289
Netherlands
Asset-Backed Securities	0	825	0	825
Corporate Bonds & Notes	0	7,519	0	7,519
Norway
Corporate Bonds & Notes	0	1,406	0	1,406
Sovereign Issues	0	706	0	706
Poland
Sovereign Issues	0	902	0	902
Portugal
Corporate Bonds & Notes	0	1,350	0	1,350
Qatar
Sovereign Issues	0	821	0	821
Saudi Arabia
Sovereign Issues	0	4,536	0	4,536
Slovenia
Sovereign Issues	0	9,708	0	9,708
Spain
Corporate Bonds & Notes	0	593	0	593
Sovereign Issues	0	8,556	0	8,556
Supranational
Corporate Bonds & Notes	0	3,589	0	3,589
Sweden
Corporate Bonds & Notes	0	23,471	0	23,471
Switzerland
Corporate Bonds & Notes	0	4,260	0	4,260
Sovereign Issues	0	473	0	473
United Kingdom
Corporate Bonds & Notes	0	25,333	1,146	26,479
Non-Agency Mortgage-Backed Securities	0	6,869	0	6,869
Sovereign Issues	0	7,306	0	7,306
United States
Asset-Backed Securities	0	13,089	0	13,089
Corporate Bonds & Notes	0	26,653	0	26,653
Loan Participations and Assignments	0	2,082	0	2,082
Municipal Bonds & Notes	0	1,420	0	1,420
Non-Agency Mortgage-Backed Securities	0	40,016	2	40,018
U.S. Government Agencies	0	68,574	2	68,576
U.S. Treasury Obligations	0	24,049	0	24,049
Short-Term Instruments
Repurchase Agreements	0	1,415	0	1,415
Czech Republic Treasury Bills	0	1,138	0	1,138
Japan Treasury Bills	0	44,283	0	44,283
Mexico Treasury Bills	0	4,381	0	4,381
U.S. Treasury Bills	0	1,225	0	1,225
	$0	$481,785	$1,150	$482,935

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,027	$0	$0	$3,027

Total Investments	$3,027	$481,785	$1,150	$485,962

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,835)	$0	$(3,835)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	504	983	0	1,487
Over the counter	0	11,290	0	11,290
	$504	$12,273	$0	$12,777

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(411)	(756)	0	(1,167)
Over the counter	0	(6,347)	(2)	(6,349)

	$(411)	$(7,103)	$(2)	$(7,516)

Total Financial Derivative Instruments	$93	$5,170	$(2)	$5,261

Totals	$3,120	$483,120	$1,148	$487,388

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Valeant Pharmaceuticals International, Inc.		$382	$388
5.830% due 04/01/2022

Total Loan Participations and Assignments (Cost $362)			388

CORPORATE BONDS & NOTES 9.5%
BANKING & FINANCE 6.6%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		100	103
4.625% due 10/30/2020		100	106
Ally Financial, Inc.
3.250% due 09/29/2017		6,000	6,020
BRFkredit A/S
2.000% due 10/01/2017	DKK	3,200	494
2.500% due 10/01/2047		572	90
4.000% due 01/01/2018		1,600	251
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$900	936
Deutsche Bank AG
4.250% due 10/14/2021		2,800	2,935
6.000% due 09/01/2017		190	191
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,300
4.750% due 08/15/2017		800	803
Goldman Sachs Group, Inc.
2.446% due 09/15/2020		7,100	7,225
ING Bank NV
2.625% due 12/05/2022		800	807
International Lease Finance Corp.
6.250% due 05/15/2019		200	215
8.250% due 12/15/2020		200	236
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,800	2,208
MetLife, Inc.
6.817% due 08/15/2018		$100	106
Navient Corp.
4.875% due 06/17/2019		100	104
5.500% due 01/15/2019		600	626
8.450% due 06/15/2018		800	845
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	2,700	417
2.000% due 10/01/2017		6,600	1,020
2.000% due 01/01/2018		400	62
2.500% due 10/01/2047		1,034	162
Nykredit Realkredit A/S
1.000% due 07/01/2017		1,900	292
1.000% due 10/01/2017		9,800	1,513
2.000% due 10/01/2017		4,200	649
2.500% due 10/01/2047		3,459	539
Realkredit Danmark A/S
1.000% due 01/01/2018		800	124
1.000% due 04/01/2018		2,500	388
2.000% due 01/01/2018		3,300	513
2.500% due 10/01/2047		3,495	546
Toronto-Dominion Bank
2.250% due 03/15/2021		$1,200	1,199
UBS AG
1.539% due 12/07/2018		600	600
4.750% due 05/22/2023		1,500	1,532

			37,157

INDUSTRIALS 1.3%
Daimler Finance North America LLC
2.250% due 07/31/2019		200	201
2.450% due 05/18/2020		900	906
eBay, Inc.
2.750% due 01/30/2023		400	397
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		200	205
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	105
Mylan NV
3.750% due 12/15/2020		1,500	1,560

Pioneer Natural Resources Co.
6.875% due 05/01/2018	400	416
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	1,500	1,612
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	1,100	1,101
2.400% due 05/22/2020	700	703

		7,206

UTILITIES 1.6%
AT&T, Inc.
1.808% due 01/15/2020	700	704
2.023% due 07/15/2021	3,300	3,336
Georgia Power Co.
4.250% due 12/01/2019	400	419
Petrobras Global Finance BV
6.125% due 01/17/2022	2,100	2,174
7.250% due 03/17/2044	2,700	2,665

		9,298

Total Corporate Bonds & Notes (Cost $52,999)		53,661

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
1.766% due 09/25/2041	3,920	3,960
4.000% due 10/01/2040 †	9	10
Fannie Mae, TBA
3.500% due 08/01/2032 - 08/01/2047	11,000	11,304
Freddie Mac
1.709% due 07/15/2041	1,417	1,420

Total U.S. Government Agencies (Cost $16,721)		16,694

U.S. TREASURY OBLIGATIONS 42.6%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)(m)	3,843	3,584
2.875% due 11/15/2046 (h)(m)	16,710	16,834
3.000% due 02/15/2047 (h)	9,220	9,530
3.000% due 05/15/2047	4,650	4,808
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018	8,674	8,646
0.125% due 04/15/2020 (k)	9,085	9,101
0.125% due 04/15/2021	9,224	9,213
0.125% due 01/15/2022 (k)	540	540
0.125% due 04/15/2022 (k)	905	901
0.125% due 01/15/2023 (k)	636	630
0.125% due 07/15/2024	72	71
0.125% due 07/15/2026	21,168	20,427
0.250% due 01/15/2025 (h)(k)	20,483	20,126
0.375% due 07/15/2023 (k)	1,996	2,010
0.375% due 07/15/2025	12,755	12,664
0.375% due 01/15/2027	5,062	4,973
0.625% due 01/15/2024	2,306	2,339
0.625% due 01/15/2026 (k)	7,008	7,056
1.250% due 07/15/2020 (k)	1,794	1,871
1.625% due 01/15/2018 (k)	934	938
1.750% due 01/15/2028	23	26
1.875% due 07/15/2019 (k)	687	717
2.000% due 01/15/2026	764	856
2.125% due 02/15/2040 (k)	543	676
2.125% due 02/15/2041	447	559
2.375% due 01/15/2025 (h)(k)	40,656	46,332
2.500% due 01/15/2029 (h)	3,850	4,632
U.S. Treasury Notes
1.875% due 04/30/2022	300	300
2.250% due 02/15/2027 (h)	33,000	32,858
2.750% due 02/15/2024 (h)	15,600	16,228

Total U.S. Treasury Obligations (Cost $239,376)		239,446

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Alliance Bancorp Trust
1.456% due 07/25/2037	421	355
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	144	147
2.820% due 08/25/2035	44	44
3.198% due 08/25/2033	136	137
3.621% due 07/25/2036 ^	244	231
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050	424	426
Countrywide Alternative Loan Trust
1.732% due 02/25/2036	239	218

Countrywide Home Loan Mortgage Pass-Through Trust
1.856% due 03/25/2035		110	108
3.128% due 09/20/2036 ^		142	118
6.000% due 04/25/2036		388	348
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		703	708
Structured Adjustable Rate Mortgage Loan Trust
3.143% due 01/25/2035		28	27
Structured Asset Mortgage Investments Trust
1.459% due 07/19/2035		57	55

Total Non-Agency Mortgage-Backed Securities (Cost $2,794)			2,922

ASSET-BACKED SECURITIES 2.2%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		357	383
Argent Mortgage Loan Trust
1.696% due 05/25/2035		723	654
Avoca CLO PLC
0.119% due 05/16/2024	EUR	70	80
CIFC Funding Ltd.
2.370% due 01/29/2025		$1,009	1,011
CIT Mortgage Loan Trust
2.566% due 10/25/2037		2,562	2,549
Countrywide Asset-Backed Certificates
1.356% due 05/25/2035		92	84
1.466% due 03/25/2037		600	546
Finn Square CLO Ltd.
2.506% due 12/24/2023		214	215
First Franklin Mortgage Loan Trust
1.686% due 11/25/2036		1,200	1,056
Fremont Home Loan Trust
1.351% due 10/25/2036		895	813
Jubilee CDO BV
0.000% due 07/30/2024	EUR	181	207
0.139% due 09/20/2022		399	456
Long Beach Mortgage Loan Trust
1.516% due 01/25/2036		$1,900	1,431
Navient Student Loan Trust
2.366% due 03/25/2066		1,028	1,040
OFSI Fund Ltd.
2.308% due 04/17/2025		1,200	1,202
Queen Street CLO BV
0.090% due 08/15/2024	EUR	217	247
VOLT LLC
3.500% due 03/25/2047		$281	282

Total Asset-Backed Securities (Cost $11,772)			12,256

SOVEREIGN ISSUES 12.2%
Argentine Government International Bond
6.875% due 01/26/2027		3,200	3,317
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (c)	BRL	2,200	649
0.000% due 01/01/2018 (c)		55,900	16,170
0.000% due 07/01/2018 (c)		1,500	417
France Government International Bond
1.850% due 07/25/2027 (e)	EUR	435	614
Japan Government International Bond
0.100% due 03/10/2027 (e)	JPY	390,858	3,645
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	900	703
Spain Government International Bond
2.150% due 10/31/2025	EUR	3,700	4,524
United Kingdom Gilt
0.125% due 03/22/2024 (e)	GBP	5,917	8,923
0.125% due 03/22/2026 (e)		10,061	15,505
0.125% due 11/22/2065 (e)		1,254	3,622
1.875% due 11/22/2022 (e)		3,421	5,533
3.500% due 01/22/2045		2,723	4,763

Total Sovereign Issues (Cost $67,699)			68,385

	SHARES
COMMON STOCKS 4.2%
CONSUMER DISCRETIONARY 0.5%
Cabela’s, Inc. (a)		41,120	2,443

ENERGY 0.9%
Antero Midstream Partners LP		8,533	283

Enable Midstream Partners LP		16,953	270
Enbridge Energy Partners LP		7,446	119
Energy Transfer Partners LP (j)		29,002	591
Enterprise Products Partners LP (j)		20,496	555
Genesis Energy LP		4,364	139
Kinder Morgan, Inc.		13,015	249
MPLX LP (j)		15,685	524
NGL Energy Partners LP		12,520	175
ONEOK Partners LP		9,957	509
Plains All American Pipeline LP		16,112	423
Tallgrass Energy Partners LP		6,914	346
Targa Resources Corp.		4,724	214
Western Gas Partners LP		2,340	131
Williams Partners LP (j)		13,860	556

			5,084

FINANCIALS 0.4%
Fortress Investment Group LLC ‘A’		279,775	2,236

HEALTH CARE 1.2%
Akorn, Inc. (a)		68,124	2,285
Patheon NV (a)		65,594	2,288
VCA, Inc. (a)		24,479	2,260

			6,833

INFORMATION TECHNOLOGY 1.2%
Brocade Communications Systems, Inc.		179,960	2,269
Mobileye NV (a)		36,572	2,297
NXP Semiconductor NV (a)		21,383	2,340

			6,906

Total Common Stocks (Cost $23,897)			23,502

EXCHANGE-TRADED FUNDS 5.6%
iShares MSCI EAFE ETF		322,629	21,036
Vanguard REIT ETF		127,145	10,582

Total Exchange-Traded Funds (Cost $31,930)			31,618

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.9%
CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.949% due 11/06/2017		$1,600	1,604
Norinchukin Bank
1.871% due 10/10/2017		3,300	3,306
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		1,000	1,002

			5,912

REPURCHASE AGREEMENTS (g) 9.7%			54,664

ARGENTINA TREASURY BILLS 0.9%
2.972% due 07/14/2017 - 12/15/2017 (b)(c)		4,900	4,864

JAPAN TREASURY BILLS 3.1%
(0.142)% due 07/10/2017 - 08/07/2017 (b)(c)	JPY	1,940,000	17,249

MEXICO TREASURY BILLS 0.2%
6.832% due 08/17/2017 - 01/04/2018 (b)(c)	MXN	25,210	1,364

U.S. TREASURY BILLS 0.0%
0.932% due 08/31/2017 (c)(d)(m)†		$274	274

Total Short-Term Instruments (Cost $84,418)		84,327

Total Investments in Securities (Cost $531,968)		533,199

	SHARES
INVESTMENTS IN AFFILIATES 21.0%
MUTUAL FUNDS (f) 20.3%
PIMCO Capital Securities and Financials Fund	1,410,193	14,708
PIMCO EqS® Long/Short Fund	937,881	11,499
PIMCO Income Fund	3,424,319	42,291
PIMCO Mortgage Opportunities Fund	2,183,778	24,196
PIMCO RAE Fundamental PLUS Fund	2,694,762	19,375
PIMCO Real Return Limited Duration Fund	204,902	2,002

Total Mutual Funds (Cost $108,859)		114,071

SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	428,280	4,234

Total Short-Term Instruments (Cost $4,234)		4,234

Total Investments in Affiliates (Cost $113,093)		118,305

Total Investments 115.8% (Cost $645,061)		$651,504
Financial Derivative Instruments (i)(l) (0.2)% (Cost or Premiums, net $3,609)		(1,352)
Other Assets and Liabilities, net (15.6)%		(87,595)

Net Assets 100.0%		$562,557

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	1.390	%†	06/30/2017	07/03/2017	$11,700	U.S. Treasury Notes 3.625% due 02/15/2021	$(11,931)	$11,700	$11,701
	1.400	†	06/30/2017	07/03/2017	13,800	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2022	(14,055)	13,800	13,801
	1.450	†	06/30/2017	07/03/2017	13,800	Ginnie Mae 3.000% due 12/20/2045	(14,220)	13,800	13,802
JPS	1.400	†	06/30/2017	07/03/2017	13,800	U.S. Treasury Notes 1.250% due 10/31/2021	(14,074)	13,800	13,802
SSB	0.050	†	06/30/2017	07/03/2017	1,564	U.S. Treasury Notes 1.625% - 3.500% due 12/31/2019 - 05/15/2020 (2)	(1,603)	1,564	1,564

Total Repurchase Agreements							$(55,883)	$54,664	$54,670

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.100%	05/22/2017	07/03/2017	$(14,500)	$(14,519)
	1.100	07/03/2017	07/10/2017	(9,635)	(9,635)
IND	1.000	04/07/2017	07/07/2017	(1,672)	(1,676)
	1.010	04/11/2017	07/11/2017	(306)	(306)
	1.070	05/22/2017	07/03/2017	(3,330)	(3,334)
	1.300	07/03/2017	10/03/2017	(7,888)	(7,888)
JPS	0.920	05/22/2017	07/03/2017	(9,451)	(9,461)
SCX	1.160	05/19/2017	08/21/2017	(1,667)	(1,670)
	1.160	05/31/2017	08/21/2017	(13,926)	(13,941)
	1.230	05/31/2017	08/31/2017	(12,599)	(12,613)

Total Reverse Repurchase Agreements					$(75,043)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	1.060%	05/04/2017	07/03/2017	$(6,938)	$(6,950)
	1.110	05/17/2017	07/17/2017	(6,887)	(6,897)
UBS	1.200	06/07/2017	08/07/2017	(5,873)	(5,878)
	1.220	06/08/2017	08/08/2017	(20,582)	(20,600)

Total Sale-Buyback Transactions					$(40,325)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	4.000%	08/01/2047	$2,000	$(2,101)	$(2,099)

Total Short Sales (0.4)%				$(2,101)	$(2,099)

(1)	Includes accrued interest.

(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30,2017 was $(105,100) at a weighted average interest rate of 0.970%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(35) of deferred price drop.

(h)	Securities with an aggregate market value of $114,449 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Natural Gas April Futures	$3.100	03/26/2018	35	$118	$64
Call - NYMEX Natural Gas August Futures	3.100	07/26/2018	35	117	70
Call - NYMEX Natural Gas December Futures	3.100	11/27/2018	35	117	115
Call - NYMEX Natural Gas February Futures	3.100	01/26/2018	35	117	177
Call - NYMEX Natural Gas January Futures	3.100	12/26/2017	35	117	163
Call - NYMEX Natural Gas July Futures	3.100	06/26/2018	35	117	66
Call - NYMEX Natural Gas June Futures	3.100	05/25/2018	35	117	60
Call - NYMEX Natural Gas March Futures	3.100	02/23/2018	35	117	179
Call - NYMEX Natural Gas May Futures	3.100	04/25/2018	35	117	55
Call - NYMEX Natural Gas November Futures	3.100	10/26/2018	35	117	88
Call - NYMEX Natural Gas October Futures	3.100	09/25/2018	35	117	76
Call - NYMEX Natural Gas September Futures	3.100	08/28/2018	35	117	70

				$1,405	$1,183

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.000	08/25/2017	229	$2	$0
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/25/2017	256	2	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/25/2017	430	4	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.500	08/25/2017	170	2	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	592	58	48

				$68	$49

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,400.000	07/21/2017	117	$218	$151
Put - CBOE S&P 500	2,250.000	12/15/2017	143	1,246	510

				$1,464	$661

Total Purchased Options				$2,937	$1,893

Written Options: Options on Commodity Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX Natural Gas April Futures	$2.600	03/26/2018	35	$(60)	$(51)
Call - NYMEX Natural Gas April Futures	3.750	03/26/2018	35	(57)	(22)
Put - NYMEX Natural Gas August Futures	2.600	07/26/2018	35	(60)	(54)
Call - NYMEX Natural Gas August Futures	3.750	07/26/2018	35	(57)	(23)
Put - NYMEX Natural Gas December Futures	2.600	11/27/2018	35	(60)	(53)
Call - NYMEX Natural Gas December Futures	3.750	11/27/2018	35	(57)	(53)
Put - NYMEX Natural Gas February Futures	2.600	01/26/2018	35	(60)	(29)
Call - NYMEX Natural Gas February Futures	3.750	01/26/2018	35	(57)	(95)
Put - NYMEX Natural Gas January Futures	2.600	12/26/2017	35	(60)	(19)
Call - NYMEX Natural Gas January Futures	3.750	12/26/2017	35	(57)	(76)
Put - NYMEX Natural Gas July Futures	2.600	06/26/2018	35	(60)	(52)
Call - NYMEX Natural Gas July Futures	3.750	06/26/2018	35	(57)	(21)
Put - NYMEX Natural Gas June Futures	2.600	05/25/2018	35	(60)	(53)
Call - NYMEX Natural Gas June Futures	3.750	05/25/2018	35	(57)	(18)
Put - NYMEX Natural Gas March Futures	2.600	02/23/2018	35	(60)	(44)
Call - NYMEX Natural Gas March Futures	3.750	02/23/2018	35	(57)	(106)
Put - NYMEX Natural Gas May Futures	2.600	04/25/2018	35	(60)	(54)
Call - NYMEX Natural Gas May Futures	3.750	04/25/2018	35	(57)	(16)
Put - NYMEX Natural Gas November Futures	2.600	10/26/2018	35	(60)	(60)
Call - NYMEX Natural Gas November Futures	3.750	10/26/2018	35	(57)	(36)
Put - NYMEX Natural Gas October Futures	2.600	09/25/2018	35	(60)	(62)
Call - NYMEX Natural Gas October Futures	3.750	09/25/2018	35	(57)	(28)
Put - NYMEX Natural Gas September Futures	2.600	08/28/2018	35	(60)	(61)
Call - NYMEX Natural Gas September Futures	3.750	08/28/2018	35	(57)	(24)

				$(1,404)	$(1,110)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	186	$(35)	$(146)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/21/2017	186	(46)	(8)
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.500	08/25/2017	96	(42)	(45)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	96	(49)	(19)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	592	(68)	(22)

				$(240)	$(240)

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,350.000	07/21/2017	141	$(146)	$(78)
Put - CBOE S&P 500	2,050.000	12/15/2017	143	(1,058)	(213)
Put - EUREX EURO STOXX 50	3,400.000	07/21/2017	143	(26)	(64)
Put - EUREX EURO STOXX 70	122.500	07/21/2017	786	(56)	(26)

				$(1,286)	$(381)

Total Written Options				$(2,930)	$(1,731)

Futures Contracts:

Long Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent (ICE) Dubai Futures April Futures †	04/2018	23		$31	$(8)	$0	$0
Brent (ICE) Dubai Futures August Futures †	08/2018	23		35	(5)	0	0
Brent (ICE) Dubai Futures December Futures †	12/2018	23		37	(3)	0	0
Brent (ICE) Dubai Futures February Futures †	02/2018	23		31	(9)	0	0
Brent (ICE) Dubai Futures January Futures †	01/2018	23		31	(9)	1	0
Brent (ICE) Dubai Futures July Futures †	07/2018	23		34	(5)	0	0
Brent (ICE) Dubai Futures June Futures †	06/2018	23		34	(6)	0	0
Brent (ICE) Dubai Futures March Futures †	03/2018	23		31	(9)	0	0
Brent (ICE) Dubai Futures May Futures †	05/2018	23		33	(7)	0	0
Brent (ICE) Dubai Futures November Futures †	11/2018	23		36	(4)	0	0
Brent (ICE) Dubai Futures October Futures †	10/2018	23		35	(5)	1	0
Brent (ICE) Dubai Futures September Futures †	09/2018	23		35	(5)	1	0
Brent Crude December Futures †	10/2017	109		5,405	346	119	0
Copper November Futures †	11/2017	2		298	1	0	0
Cotton No. 2 December Futures †	12/2017	22		754	(60)	15	0
E-mini NASDAQ 100 Index September Futures	09/2017	5		565	(8)	0	0
E-mini S&P 500 Index September Futures	09/2017	882		106,762	(451)	40	0
Euro STOXX 50 September Futures	09/2017	1,017	EUR	39,853	(1,321)	0	(1,127)
Euro-BTP Italy Government Bond September Futures	09/2017	40		6,174	73	0	(82)
Euro-Bund 10-Year Bond September Futures	09/2017	98		18,118	(151)	0	(177)
FTSE 100 Index September Futures	09/2017	172	GBP	16,225	(506)	0	(196)
Gas Oil December Futures †	12/2017	149		$6,563	(56)	30	0
Hang Seng China Enterprises Index July Futures	07/2017	44	HKD	2,873	(36)	16	(19)
JPX Nikkei Index 400 September Futures	09/2017	1,819	JPY	23,208	132	97	(170)
Lead November Futures †	11/2017	12		$689	(3)	0	0
Mini MSCI Emerging Markets Index September Futures	09/2017	113		5,697	(1)	34	0
Natural Gas October Futures †	09/2017	52		1,590	(21)	0	(4)
Nikkei 225 Yen-denominated September Futures	09/2017	78	JPY	6,957	(22)	31	(81)
Platinum October Futures †	10/2017	92		$4,261	(89)	15	0
S&P/Toronto Stock Exchange 60 September Futures	09/2017	52	CAD	7,131	(139)	0	(95)
Silver December Futures †	12/2017	6		$502	(5)	0	(1)
WTI Crude November Futures †	11/2017	6		281	11	6	0
Zinc November Futures †	11/2017	34		2,346	9	0	0

					$(2,372)	$406	$(1,952)

Short Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum November Futures †	11/2017	52		$(2,503)	$(12)	$0	$0
Arabica Coffee December Futures †	12/2017	37		(1,793)	87	9	0
Brent Crude December Futures †	10/2018	220		(11,341)	(638)	0	(216)
Brent Crude November Futures †	09/2017	4		(197)	(9)	0	(4)
Call Options Strike @ USD 63.000 on Brent Crude June Futures †	04/2018	116		(154)	43	0	(15)
Corn December Futures †	12/2017	106		(2,078)	41	0	(64)
Euro-OAT France Government 10-Year Bond September Futures	09/2017	49	EUR	(8,310)	58	73	0
Gas Oil October Futures †	10/2017	19		$(835)	(56)	0	(3)
Gold 100 oz. August Futures †	08/2017	46		(5,715)	85	16	0
Gold 100 oz. December Futures †	12/2017	11		(1,375)	(9)	4	0
Japan Government 10-Year Bond September Futures	09/2017	18	JPY	(24,023)	42	66	0
New York Harbor ULSD October Futures †	09/2017	21		$(1,322)	(14)	0	(29)
Nickel November Futures †	11/2017	9		(509)	(4)	0	0
Put Options Strike @ USD 43.000 on Brent Crude June Futures †	04/2018	116		(273)	58	35	0
Sugar No. 11 October Futures †	09/2017	61		(943)	(59)	0	(21)
U.S. Treasury 5-Year Note September Futures	09/2017	556		(65,517)	172	95	0
U.S. Treasury 10-Year Note September Futures	09/2017	71		(8,913)	33	20	0
U.S. Treasury 30-Year Bond September Futures	09/2017	156		(23,975)	(151)	88	0
United Kingdom Long Gilt September Futures	09/2017	108	GBP	(17,663)	304	156	0
Wheat December Futures †	12/2017	87		$(2,371)	(317)	0	(128)

					$(346)	$562	$(480)

Total Futures Contracts					$(2,718)	$968	$(2,432)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Altria Group, Inc.	1.000%	06/20/2021	0.198%	$900	$(27)	$(1)	$(28)	$0	$0
Boston Scientific Corp.	1.000	06/20/2020	0.131	1,200	(31)	0	(31)	0	0
Cigna Corp.	1.000	03/20/2021	0.244	200	(6)	0	(6)	0	0
Kraft Heinz Foods Co.	1.000	09/20/2020	0.284	700	(16)	0	(16)	0	0

					$(80)	$(1)	$(81)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (3)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Deutsche Bank AG	1.000%	12/20/2017	0.149%	EUR 2,000	$11	$(1)	$10	$0	$0

					$11	$(1)	$10	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022		$41,730	$(3,036)	$88	$(2,948)	$0	$(96)
CDX.IG-28 5-Year Index	1.000	06/20/2022		22,800	(435)	6	(429)	0	(11)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EU	R 17,700	(254)	(213)	(467)	15	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		50,991	(752)	(527)	(1,279)	49	0

					$(4,477)	$(646)	$(5,123)	$64	$(107)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/21/2019		$71,500	$433	$64	$497	$30	$0
Pay (7)	3-Month USD-LIBOR	2.678	10/25/2023		6,900	0	145	145	0	(15)
Pay (7)	3-Month USD-LIBOR	2.670	11/19/2023		9,000	0	181	181	0	(20)
Pay (7)	3-Month USD-LIBOR	2.681	12/12/2023		9,000	0	180	180	0	(20)
Pay (7)	3-Month USD-LIBOR	2.500	12/19/2023		9,400	10	98	108	0	(20)
Receive (7)	3-Month USD-LIBOR	2.500	02/22/2026		43,010	(138)	225	87	74	0
Receive (7)	3-Month USD-LIBOR	2.400	03/16/2026		36,200	(136)	380	244	61	0
Receive (7)	3-Month USD-LIBOR	1.850	07/27/2026		6,800	(11)	232	221	10	0
Receive (7)	3-Month USD-LIBOR	2.000	07/27/2026		21,600	629	(70)	559	33	0
Pay (7)	3-Month USD-LIBOR	1.950	11/08/2026		10,400	(31)	(271)	(302)	0	(15)
Pay	3-Month USD-LIBOR	1.750	12/21/2026		3,790	215	(52)	163	12	0
Receive (7)	3-Month USD-LIBOR	2.500	12/20/2027		16,500	440	(240)	200	0	(52)
Receive (7)	3-Month USD-LIBOR	2.765	07/18/2028		31,400	111	(1,015)	(904)	100	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		2,500	(204)	36	(168)	0	(11)
Receive	3-Month USD-LIBOR	1.750	06/21/2047		4,200	(761)	15	(746)	0	(16)
Receive (7)	3-Month USD-LIBOR	2.969	10/25/2048		2,020	0	(147)	(147)	10	0
Receive (7)	3-Month USD-LIBOR	2.951	11/19/2048		2,000	0	(136)	(136)	10	0
Receive (7)	3-Month USD-LIBOR	2.953	12/12/2048		2,000	0	(136)	(136)	10	0
Receive (7)	3-Month USD-LIBOR	2.750	12/19/2048		2,100	25	(77)	(52)	10	0
Receive (7)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	29,900	(80)	80	0	40	0
Receive (7)	6-Month GBP-LIBOR	1.500	09/20/2027		17,300	(203)	(82)	(285)	223	0
Receive	6-Month GBP-LIBOR	2.175	03/16/2046		3,510	(558)	(91)	(649)	114	0
Receive (7)	6-Month GBP-LIBOR	1.750	03/21/2048		2,750	(152)	40	(112)	90	0
Receive	6-Month JPY-LIBOR	0.250	09/18/2020	JPY	40,000	(6)	4	(2)	0	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023		1,080,000	388	152	540	0	(11)
Pay	6-Month JPY-LIBOR	1.000	03/20/2024		1,220,000	470	175	645	0	(15)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026		210,000	51	(37)	14	0	(3)
Pay	6-Month JPY-LIBOR	1.500	12/20/2044		513,000	113	715	828	0	(46)
Pay	28-Day MXN-TIIE	7.030	11/10/2021	MXN	94,200	(9)	63	54	0	(11)
Pay	28-Day MXN-TIIE	7.350	11/17/2021		18,300	0	23	23	0	(2)
Pay	28-Day MXN-TIIE	7.200	06/05/2024		51,800	1	35	36	0	(14)
Pay	28-Day MXN-TIIE	7.733	02/25/2027		72,800	107	61	168	0	(24)
Pay	CPTFEMU	0.580	10/15/2017	EUR	4,500	(15)	27	12	4	0
Pay	CPTFEMU	0.830	05/15/2018		4,600	(20)	(40)	(60)	0	(4)
Pay	CPTFEMU	0.625	09/15/2018		4,800	(14)	38	24	0	0
Pay	CPTFEMU	0.650	10/15/2018		3,700	(9)	29	20	0	0
Pay	CPTFEMU	0.883	11/15/2018		3,500	0	27	27	1	0
Pay	CPTFEMU	0.875	05/15/2021		3,500	23	57	80	6	0
Pay	CPTFEMU	1.177	05/15/2026		900	(24)	3	(21)	0	(3)
Pay	CPTFEMU	1.385	12/15/2026		7,100	0	13	13	0	(26)
Pay	CPTFEMU	1.360	06/15/2027		2,000	0	5	5	8	0
Pay	CPURNSA	2.027	11/23/2020		$5,100	0	(27)	(27)	5	0
Pay	CPURNSA	2.021	11/25/2020		4,900	0	(26)	(26)	4	0
Pay	CPURNSA	1.550	07/26/2021		1,900	64	(30)	34	2	0
Pay	CPURNSA	1.603	09/12/2021		1,390	42	(23)	19	2	0
Pay	CPURNSA	1.730	07/26/2026		1,900	(102)	47	(55)	0	(2)
Pay	CPURNSA	1.801	09/12/2026		1,390	(64)	34	(30)	0	(2)
Pay	CPURNSA	1.780	09/15/2026		6,700	(325)	165	(160)	0	(9)
Pay	FRCPXTOB	0.890	11/15/2018	EUR	1,200	1	(2)	(1)	1	0
Pay	FRCPXTOB	1.438	06/15/2027		2,000	0	(4)	(4)	0	(8)
Pay	UKRPI	3.400	06/15/2030	GBP	28,700	10	487	497	0	(329)
Pay	UKRPI	3.325	08/15/2030		2,300	(49)	30	(19)	0	(30)
Pay	UKRPI	3.530	10/15/2031		2,800	36	(10)	26	0	(18)
Pay	UKRPI	3.585	10/15/2046		240	(29)	12	(17)	11	0

						$229	$1,362	$1,591	$871	$(726)

Total Swap Agreements						$(4,317)	$714	$(3,603)	$935	$(833)

(j)	Securities with an aggregate market value of $1,803 and cash of $1 have been pledged as collateral as of June 30, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Unsettled variation margin asset of $41 and liability of $(1) for closed futures is outstanding at period end.

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $16,357 and cash of $6,752 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	2,748	$	2,085	$0	$(27)
	08/2017	$	2,084	AUD	2,748	27	0
BOA	07/2017	EUR	1,186	$	1,348	0	(7)
	07/2017	SEK	22,908		2,664	0	(55)
	07/2017	$	320	DKK	2,185	15	0
	07/2017		22,966	EUR	20,432	371	0
	08/2017	JPY	30,000	$	270	3	0
	08/2017	MXN	6,280		314	0	(29)
	08/2017	$	110	MXN	1,993	0	(1)
	08/2017		2,669	SEK	22,908	55	0
BPS	07/2017	BRL	2,473	$	748	2	0
	07/2017	COP	4,281,024		1,448	45	0
	07/2017	EUR	18,713		21,286	0	(87)
	07/2017	JPY	2,222,671		19,854	93	0
	07/2017	$	747	BRL	2,473	0	(1)
	07/2017		10,387	CAD	13,978	392	0
	07/2017		489	INR	31,687	0	0
	07/2017		83	MXN	1,590	4	0
	07/2017		487	PHP	24,555	0	(1)
	08/2017	COP	1,934,121	$	662	31	0
	08/2017	MXN	6,056		303	0	(28)
	08/2017	$	21,317	EUR	18,713	86	0
	08/2017		19,877	JPY	2,222,671	0	(93)
	08/2017		980	MXN	18,859	54	0
	10/2017	BRL	16,000	$	4,667	0	(76)
	10/2017	CLP	615,800		914	0	(11)
	10/2017	$	1,969	BRL	6,600	0	(12)
	01/2018	BRL	3,050	$	845	0	(47)
	01/2018	DKK	6,100		894	0	(53)
	03/2018	MXN	20,580		984	0	(110)
	03/2018	$	1,037	MXN	20,580	56	0
BRC	07/2017	DKK	1,919	$	293	0	(2)
CBK	07/2017	BRL	19,148		5,788	8	0
	07/2017	GBP	21,299		27,405	0	(336)
	07/2017	JPY	1,290,000		11,723	251	0
	07/2017	$	5,823	BRL	19,148	0	(44)
	07/2017		6,348	CNH	43,240	29	0
	08/2017	JPY	410,000	$	3,693	43	0
	08/2017	$	679	TRY	2,583	46	0
	09/2017		2,411	ARS	40,321	0	(74)
DUB	09/2017		110	HKD	854	0	0
	10/2017		3,112	BRL	10,400	0	(29)
	01/2018	BRL	3,500	$	970	0	(53)
	07/2018		1,500		429	3	0
FBF	07/2017	$	7,644	CHF	7,448	124	0
	07/2017		256	CNH	1,752	2	0
	09/2017		292	PHP	14,667	0	(3)
	10/2017	RUB	35,570	$	610	20	0
	12/2017	CNH	1,752		254	0	(2)
GLM	07/2017	BRL	5,930		1,787	2	(5)
	07/2017	CZK	35,418		1,516	0	(34)
	07/2017	EUR	2,130		2,390	0	(43)
	07/2017	GBP	12,296		15,653	0	(362)
	07/2017	RUB	55,502		950	15	(4)
	07/2017	$	1,792	BRL	5,930	0	(3)
	07/2017		381	DKK	2,525	7	0
	07/2017		459	EUR	411	10	0
	07/2017		4,302	GBP	3,368	84	0
	07/2017		20,071	JPY	2,222,671	0	(309)
	07/2017		558	NOK	4,710	6	0
	07/2017		973	TRY	3,455	7	0
	07/2017		1,001	ZAR	12,857	0	(19)
	08/2017	MXN	1,020	$	51	0	(5)
	08/2017	$	1,067	BRL	3,572	5	0
	08/2017		562	NOK	4,710	2	0
	08/2017	ZAR	12,227	$	888	0	(42)
	09/2017	KRW	952,005		839	7	0
	09/2017	TWD	36,744		1,210	2	0
	10/2017	IDR	2,190,767		163	1	0
	10/2017	$	1,522	BRL	5,100	0	(10)
	10/2017		752	DKK	4,880	1	0
	01/2018	MXN	3,164	$	155	0	(15)
	04/2018	DKK	2,525		387	0	(7)
HUS	07/2017	$	11,054	GBP	8,701	278	0
	07/2017		997	TRY	3,539	4	(1)
	08/2017		984	GBP	757	3	0
	08/2017		135	MXN	2,417	0	(2)
	09/2017		1,014	HKD	7,894	0	(1)
	10/2017	DKK	24,367	$	3,729	0	(32)
	10/2017	$	4,033	BRL	13,500	0	(30)
JPM	07/2017	BRL	10,745	$	3,237	0	(6)
	07/2017	CAD	13,978		10,664	0	(115)
	07/2017	KRW	545,002		487	11	0
	07/2017	NZD	711		503	0	(18)
	07/2017	RUB	27,526		463	0	(2)
	07/2017	TWD	14,772		487	1	0
	07/2017	$	2,032	AUD	2,748	80	0
	07/2017		3,248	BRL	10,745	0	(5)
	07/2017		3,640	GBP	2,816	28	0
	07/2017		1,455	INR	94,074	0	(1)
	08/2017	MXN	54,005	$	2,817	0	(143)
	08/2017	$	10,669	CAD	13,978	115	0
	08/2017		618	COP	1,836,696	0	(18)
	09/2017		1,279	SGD	1,769	7	0
	10/2017	BRL	21,800	$	6,412	0	(51)
	10/2017	DKK	2,090		320	0	(2)
	01/2018	BRL	5,850		1,617	0	(92)
	01/2018	DKK	146		22	0	0
NGF	07/2017	MXN	1,590		78	0	(9)
	08/2017		2,380		116	0	(14)
	11/2017		6,310		306	0	(34)
	01/2018	BRL	43,500		12,204	0	(509)
RBC	07/2017	CHF	7,768		8,089	0	(12)
	07/2017	CZK	11,984		516	0	(9)
	08/2017	$	8,104	CHF	7,768	11	0
SCX	08/2017		3,500	MXN	68,159	236	0
	09/2017	THB	7,261	$	214	1	0
SOG	07/2017	$	2,627	SEK	22,908	93	0
	07/2017		481	ZAR	6,307	0	0
	08/2017	MXN	56,467	$	3,061	0	(34)
	08/2017	TRY	2,967		775	0	(58)
	08/2017	$	1,813	MXN	34,719	90	0
	12/2017		10	CNH	69	0	0
UAG	07/2017	CNH	106,982	$	15,420	0	(359)
	07/2017	$	331	CHF	320	3	0
	07/2017		8,936	CNH	61,991	207	0
	07/2017		24,808	GBP	19,357	404	0
	07/2017		2,505	INR	163,035	13	0
	08/2017	GBP	19,357	$	24,830	0	(404)
	08/2017	JPY	210,000		1,891	22	0

Total Forward Foreign Currency Contracts						$3,516	$(4,000)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
MYI	Put - OTC S&P 500 U&I @ 2,065.160	10Y USISDA 1.865	07/20/2017	26,690	$684	$8
	Put - OTC S&P 500 U&I @ 2,264.940	10Y USISDA 2.670	05/03/2018	23,952	564	332

					$1,248	$340

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$5,000	$501	$107
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,000	501	603
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	124,100	4,913	611
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	3,400	340	73
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,400	340	410

							$6,595	$1,804

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EURO STOXX 50	3,156.850	12/15/2017	EUR	7	$356	$23

Total Purchased Options						$8,199	$2,167

Written Options: Foreign Currency Options
Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC GBP versus USD	$1.265	07/05/2017	GBP	1,000	$(6)	$0
MSB	Put - OTC GBP versus USD	1.266	07/06/2017		1,800	(11)	0

						$(17)	$0

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020		$12,000	$(106)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,400	(291)	(75)
JPM	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		$8,600	(23)	44
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		8,600	(23)	30
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		11,700	(132)	(49)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		5,200	(96)	(29)

							$(671)	$(79)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$13,000	$(113)	$(4)
	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	13,000	(113)	(127)

							$(226)	$(131)

Options on Exchange-Traded Funds

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC MSCI Emerging Markets Fund	$975.000	07/21/2017	$5	$(32)	$(28)
	Call - OTC MSCI Emerging Markets Fund	1,020.000	07/21/2017	6	(31)	(43)

					$(63)	$(71)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC Nikkei 225	19,000.000	07/14/2017	JPY	32	$(45)	$(6)
JPM	Call - OTC Bovespa	65,000.000	08/16/2017	BRL	0	(69)	(107)

						$(114)	$(113)

Total Written Options						$(1,091)	$(394)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 3Q17 †	$7.180	09/30/2017	9,000	$(3)	$(7)	$0	$(10)
	Pay	EURMARGIN 3Q17 †	7.300	09/30/2017	3,300	0	(3)	0	(3)
	Receive	PLATGOLD N7 †	238.250	07/07/2017	2,100	7	(172)	0	(165)
GST	Receive	PLATGOLD N7 †	232.800	07/05/2017	900	0	(76)	0	(76)
JPM	Pay	EURMARGIN 3Q17 †	7.270	09/30/2017	5,301	0	(5)	0	(5)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	36,000	0	56	56	0
MAC	Receive	EURMARGIN 4Q17 †	4.000	12/31/2017	1,200	1	1	2	0
MYC	Receive	EURMARGIN 2H18 †	5.770	12/31/2018	5,700	0	3	3	0
	Receive	EURMARGIN 2H18 †	5.810	12/31/2018	3,900	0	1	1	0
	Receive	EURMARGIN 2H18 †	5.980	12/31/2018	2,100	0	1	1	0
	Receive	EURMARGIN 3Q17 †	6.300	09/30/2017	900	0	2	2	0
	Pay	EURMARGIN 3Q17 †	7.530	09/30/2017	1,599	0	(1)	0	(1)
	Receive	EURMARGIN 4Q17 †	4.740	12/31/2017	10,800	0	16	16	0
	Receive	EURMARGIN 4Q17 †	4.850	12/31/2017	10,800	0	15	15	0
	Pay	EURMARGIN 4Q17 †	5.820	12/31/2017	5,700	0	(3)	0	(3)
	Pay	EURMARGIN 4Q17 †	5.860	12/31/2017	2,100	0	(1)	0	(1)
	Pay	EURMARGIN 4Q17 †	5.900	12/31/2017	3,900	0	(1)	0	(1)
SOG	Pay	EURMARGIN 3Q17 †	7.150	09/30/2017	1,800	0	(2)	0	(2)
	Pay	EURMARGIN 4Q17 †	6.050	12/31/2017	3,600	0	0	0	0

						$5	$(176)	$96	$(267)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	06/20/2018	0.144%	$400	$8	$(11)	$0	$(3)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Colombia Government International Bond	1.000%	06/20/2021	1.040%		$200	$(6)	$6	$0	$0
CBK	Brazil Government International Bond	1.000	06/20/2021	1.885		200	(17)	10	0	(7)
	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.082		20,500	(381)	478	97	0
	Mexico Government International Bond	1.000	06/20/2021	0.837		200	(5)	6	1	0
	Russia Government International Bond	1.000	12/20/2021	1.529		1,300	(41)	12	0	(29)
DUB	Brazil Government International Bond	1.000	06/20/2021	1.885		300	(26)	16	0	(10)
	Mexico Government International Bond	1.000	06/20/2021	0.837		1,600	(40)	51	11	0
GST	Brazil Government International Bond	1.000	06/20/2022	2.376		9,500	(616)	23	0	(593)
HUS	Brazil Government International Bond	1.000	06/20/2021	1.885		2,100	(146)	77	0	(69)
	Brazil Government International Bond	1.000	06/20/2022	2.376		1,800	(114)	1	0	(113)
	Colombia Government International Bond	1.000	06/20/2021	1.040		200	(6)	6	0	0
	Mexico Government International Bond	1.000	06/20/2021	0.837		300	(8)	10	2	0
JPM	Brazil Government International Bond	1.000	06/20/2021	1.885		100	(7)	4	0	(3)
	Deutsche Bank AG	1.000	12/20/2021	1.729	EUR	400	(83)	69	0	(14)
NGF	Russia Government International Bond	1.000	06/20/2021	1.333		$500	(31)	25	0	(6)

							$(1,527)	$794	$111	$(844)

Credit Default Swaps on Credit Indices - Sell Protection (4)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$1,586	$(34)	$37	$3	$0
GST	CMBX.NA.AAA.10 Index	0.500	11/17/2059	1,600	(48)	12	0	(36)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	600	(19)	19	0	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	8,800	(423)	367	0	(56)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	8,400	(534)	420	0	(114)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	11,900	(618)	543	0	(75)
MYC	CMBX.NA.AAA.10 Index	0.500	11/17/2059	7,100	(235)	74	0	(161)
UAG	CMBX.NA.AAA.10 Index	0.500	11/17/2059	2,800	(81)	17	0	(64)

					$(1,992)	$1,489	$3	$(506)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	CPURNSA	1.788%	07/18/2026	$300	$0	$(7)	$0	$(7)
	Pay	CPURNSA	1.810	07/19/2026	4,000	0	(87)	0	(87)
	Pay	CPURNSA	1.800	07/20/2026	2,300	0	(52)	0	(52)
	Pay	CPURNSA	1.805	09/20/2026	15,300	0	(334)	0	(334)
UAG	Pay	CPURNSA	2.063	05/12/2025	22,600	0	342	342	0

						$0	$(138)	$342	$(480)

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	SPGCINP Index †	11,127	(0.050)%	08/15/2017		$1,870	$0	$(97)	$0	$(97)
FBF	Receive	Swiss Market Index	820	0.000%	09/14/2017	CHF	7,255	0	31	31	0
	Receive	DWRTFT Index	16	1-Month USD-LIBOR plus a specified spread	11/08/2017		$154	0	(1)	0	(1)
GST	Receive	SPGCINP Index †	1,404	(0.050)%	08/15/2017		236	0	12	12	0
	Pay	SPGCINP Index †	5,926	(0.050)%	08/15/2017		996	0	(51)	0	(51)
MEI	Receive	NDUEEGF Index	83,891	3-Month USD-LIBOR plus a specified spread	06/07/2018		37,740	0	(48)	0	(48)

								$0	$(154)	$43	$(197)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index (8)†	7.023%	07/29/2020	$6,604	$0	$267	$267	$0
	Pay	GOLDLNPM Index (8)†	7.840	09/09/2020	357	0	14	14	0
JPM	Receive	GOLDLNPM Index (8)†	3.861	07/29/2020	5,929	0	(51)	0	(51)
	Receive	GOLDLNPM Index (8)†	3.976	07/29/2020	675	0	(7)	0	(7)
	Receive	GOLDLNPM Index (8)†	4.268	09/09/2020	357	0	(2)	0	(2)

						$0	$221	$281	$(60)

Total Swap Agreements						$(3,506)	$2,025	$876	$(2,357)

(1)	YOY options may have a series of expirations.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(8)	Variance Swap

(m)	Securities with an aggregate market value of $2,218 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$388	$0	$388
Corporate Bonds & Notes
Banking & Finance	0	37,157	0	37,157
Industrials	0	7,206	0	7,206
Utilities	0	9,298	0	9,298
U.S. Government Agencies	0	16,694	0	16,694
U.S. Treasury Obligations	0	239,446	0	239,446
Non-Agency Mortgage-Backed Securities	0	2,922	0	2,922
Asset-Backed Securities	0	12,256	0	12,256
Sovereign Issues	0	68,385	0	68,385
Common Stocks
Consumer Discretionary	2,443	0	0	2,443
Energy	5,084	0	0	5,084
Financials	2,236	0	0	2,236
Health Care	6,833	0	0	6,833
Information Technology	6,906	0	0	6,906
Exchange-Traded Funds	31,618	0	0	31,618
Short-Term Instruments
Certificates of Deposit	0	5,912	0	5,912
Repurchase Agreements	0	54,664	0	54,664
Argentina Treasury Bills	0	4,864	0	4,864
Japan Treasury Bills	0	17,249	0	17,249
Mexico Treasury Bills	0	1,364	0	1,364
U.S. Treasury Bills	0	274	0	274
	$55,120	$478,079	$0	$533,199

Investments in Affiliates, at Value
Mutual Funds	114,071	0	0	114,071
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,234	0	0	4,234

	$118,305	$0	$0	$118,305

Total Investments	$173,425	$478,079	$0	$651,504

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,099)	$0	$(2,099)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,199	1,597	0	3,796
Over the counter	0	6,196	363	6,559
	$2,199	$7,793	$363	$10,355

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,564)	(1,432)	0	(4,996)
Over the counter	0	(6,751)	0	(6,751)

	$(3,564)	$(8,183)	$0	$(11,747)

Total Financial Derivative Instruments	$(1,365)	$(390)	$363	$(1,392)

Totals	$172,060	$475,590	$363	$648,013

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 186.2%
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
2.155% due 07/03/2033	$500	$435

Total Corporate Bonds & Notes (Cost $372)		435

U.S. GOVERNMENT AGENCIES 165.6%
Fannie Mae
1.474% due 10/25/2046 (a)	361	18
1.554% due 09/25/2045 (a)	1,050	60
1.572% due 07/25/2045 (a)	5,105	322
1.580% due 07/25/2044 (a)	1,215	59
1.612% due 10/25/2045 (a)	1,632	98
1.652% due 04/25/2055 (a)	1,907	94
1.695% due 07/25/2052 (a)	1,201	66
1.785% due 07/25/2044 (a)	1,523	73
1.803% due 08/25/2054 (a)	1,687	102
1.871% due 01/25/2045 (a)	1,405	82
1.872% due 03/25/2045 (a)	1,222	77
1.908% due 08/25/2055 (a)	1,190	69
1.981% due 08/25/2044 (a)	1,268	76
2.000% due 07/01/2028 - 03/01/2032	21,439	21,005
2.161% due 04/25/2046 (a)	979	47
2.377% due 01/25/2022 (a)	5,501	344
2.653% due 10/25/2042	713	589
2.678% due 02/01/2042	1,390	1,448
2.825% due 10/01/2037	7,153	7,539
2.836% due 09/01/2041	1,465	1,540
2.967% due 01/01/2036	1,163	1,227
2.989% due 05/01/2035	433	456
3.000% due 04/01/2031 - 12/01/2046	10,348	10,354
3.000% due 09/25/2039 - 05/25/2046 (a)	11,788	1,415
3.240% due 05/01/2038	4,252	4,499
3.440% due 02/01/2032	3,000	3,099
3.500% due 09/01/2039 - 03/01/2046	4,983	5,147
3.500% due 08/25/2043 - 04/25/2046 (a)	2,432	312
4.000% due 05/01/2019 - 07/01/2046	30,831	32,618
4.000% due 06/25/2044 (a)	387	57
4.500% due 02/01/2019 - 01/01/2042	10,276	10,902
4.500% due 06/25/2024 (a)	317	13
4.934% due 08/25/2042 (a)	1,713	293
4.984% due 11/25/2044 (a)	7,663	1,498
5.000% due 02/01/2025 - 11/01/2043	901	979
5.434% due 08/25/2018 (a)	23,036	793
5.500% due 02/01/2027 - 11/01/2039	525	577
5.800% due 02/01/2035	26	27
6.000% due 11/01/2017 - 10/01/2048	3,978	4,503
6.500% due 09/01/2036 - 09/01/2037	303	337
6.500% due 04/25/2038 (a)	184	48
6.882% due 10/25/2045	780	792
Fannie Mae, TBA
3.000% due 08/01/2032 - 09/01/2047	7,000	7,025
3.500% due 08/01/2032	25,500	26,512
4.500% due 08/01/2047	10,500	11,249
Freddie Mac
0.000% due 05/15/2033 (b)(d)	476	435
1.134% due 01/25/2020 (a)	34,793	732
1.146% due 11/25/2022 (a)	7,558	340
1.345% due 09/25/2021	1,370	1,372
1.367% due 04/25/2021 (a)	22,858	886
1.454% due 11/25/2019 (a)	12,168	290
1.512% due 10/15/2037 (a)	4,832	285
1.514% due 10/15/2037 (a)	373	20
1.546% due 11/25/2021	1,506	1,507
1.610% due 10/15/2037 (a)	149	7
1.615% due 11/15/2036 (a)	1,007	72
1.655% due 03/15/2037 (a)	415	25
1.673% due 06/15/2038 (a)	634	42
1.694% due 11/15/2038 (a)	1,243	74
1.780% due 07/25/2019	1,885	1,886
1.797% due 08/15/2041 (a)	372	22
1.887% due 05/15/2037 (a)	288	17
1.921% due 10/15/2041 (a)	887	54
1.995% due 02/15/2038 (a)	741	39

2.027% due 02/15/2038 (a)	852	52
2.116% due 08/15/2036 (a)	764	48
2.500% due 01/01/2028 - 06/01/2043	7,257	7,020
2.500% due 01/15/2040 (a)	3,907	376
2.836% due 09/01/2034	2,389	2,521
2.890% due 09/01/2037	1,662	1,749
3.000% due 02/15/2033 - 12/15/2042 (a)	4,675	469
3.000% due 07/01/2043 - 08/01/2046	4,556	4,547
3.091% due 11/01/2036	693	734
3.325% due 05/01/2031	7	8
3.392% due 10/01/2039	4,449	4,667
3.405% due 11/01/2041	5,385	5,666
3.500% due 01/15/2043 (a)	1,203	244
4.000% due 02/01/2019 - 08/01/2042	5,949	6,308
4.000% due 11/15/2042 (a)	2,371	406
4.500% due 02/01/2019 - 08/01/2040	626	655
4.500% due 11/15/2019 - 12/15/2024 (a)	2,467	85
5.000% due 07/01/2033 - 03/01/2041	560	595
5.500% due 09/01/2034 - 03/01/2041	480	520
6.000% due 08/01/2023	16	16
7.500% due 08/15/2029 (a)	5	1
8.910% due 10/15/2035	405	466
9.465% due 05/15/2035	604	704
11.798% due 05/15/2041	3,601	4,544
Freddie Mac, TBA
2.500% due 07/01/2032	8,000	8,043
3.000% due 07/01/2032 - 07/01/2047	6,000	6,132
3.500% due 08/01/2047	3,000	3,076
4.000% due 08/01/2047	2,000	2,099
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(d)	889	723
0.000% due 10/16/2042 - 01/16/2052 (a)	26,680	167
0.606% due 04/16/2042 (a)	3,230	179
0.710% due 08/16/2052 (a)	27,271	711
0.716% due 11/16/2044 (a)	3,165	227
0.751% due 12/20/2045 (a)	949	20
0.780% due 06/20/2042 (a)	1,941	58
0.790% due 11/20/2045 (a)	1,298	40
0.815% due 09/20/2045 (a)	2,520	72
0.830% due 06/20/2042 (a)	1,786	54
0.834% due 08/20/2045 (a)	825	27
0.919% due 11/16/2043 (a)	19,005	692
0.926% due 06/20/2043 (a)	1,500	48
1.363% due 10/20/2066	3,194	3,195
1.372% due 01/16/2031	173	173
1.422% due 08/16/2032	9	9
1.472% due 12/16/2026 - 08/16/2031	115	114
1.493% due 01/20/2062 - 03/20/2065	2,113	2,115
1.573% due 09/20/2062	1,337	1,341
1.672% due 05/16/2027	16	17
1.673% due 08/20/2061 - 11/20/2065	9,779	9,803
1.693% due 12/20/2061 - 10/20/2065	16,942	17,017
1.713% due 09/20/2063	3,989	4,014
1.722% due 04/16/2032	56	57
1.724% due 02/20/2060	14,860	14,935
1.743% due 10/20/2061 - 09/20/2065	8,326	8,383
1.793% due 05/20/2066 - 06/20/2066	9,451	9,530
1.911% due 03/20/2058	4,473	4,544
2.016% due 05/20/2061	5,121	5,210
2.111% due 05/20/2061	2,558	2,601
2.125% due 06/20/2038	179	186
2.293% due 09/20/2063	2,479	2,545
2.375% due 02/20/2030 - 01/20/2034	555	573
2.500% due 09/20/2027 (a)	5,304	417
2.500% due 06/15/2043 - 08/15/2043	784	766
2.708% due 04/20/2061	5,146	5,368
3.000% due 11/20/2026 - 06/20/2047	39,187	39,626
3.000% due 01/20/2029 - 02/20/2043 (a)	10,570	1,212
3.150% due 11/15/2042 - 12/20/2042	781	793
3.500% due 09/15/2040 - 06/20/2047	78,035	81,091
3.500% due 01/20/2041 - 09/20/2046 (a)	9,356	1,467
3.750% due 06/20/2045 - 12/20/2045	4,688	4,900
4.000% due 12/20/2017 - 06/20/2047	26,086	27,484
4.000% due 10/20/2043 - 05/20/2044 (a)	1,280	204
4.050% due 04/15/2040 - 12/15/2040	3,335	3,522
4.465% due 01/20/2031	11,957	12,644
4.500% due 04/15/2030 - 05/20/2047	37,274	39,904
4.500% due 04/20/2045 (f)	32,140	34,183
4.875% due 08/15/2039 - 10/15/2040	687	745
5.000% due 12/20/2032 - 08/20/2044	19,047	20,713
5.250% due 08/20/2039	461	499
5.500% due 04/15/2025 - 04/20/2040	8,738	9,564
6.000% due 02/15/2029 - 02/20/2047	28,609	31,974
6.500% due 12/15/2023 - 10/20/2038	584	649
6.882% due 09/20/2045	664	706
7.000% due 08/20/2031	1	1

7.500% due 12/15/2023 - 06/15/2032	173	205
8.000% due 09/15/2030	2	2
Ginnie Mae, TBA
2.500% due 07/01/2047	2,000	1,948
3.000% due 07/01/2047	144,200	145,654
3.500% due 07/01/2047 - 08/01/2047	232,500	240,688
4.000% due 07/01/2047 - 08/01/2047	100,300	105,438
4.500% due 07/01/2047 - 08/01/2047	13,500	14,372
5.000% due 07/01/2047	7,000	7,610

Total U.S. Government Agencies (Cost $1,165,764)		1,152,025

U.S. TREASURY OBLIGATIONS 7.5%
U.S. Treasury Notes
1.625% due 06/30/2020 (f)(h)	5,445	5,455
1.750% due 03/31/2022	100	100
1.750% due 06/30/2022	9,125	9,066
1.750% due 09/30/2022	300	297
1.750% due 01/31/2023	11,500	11,357
1.875% due 08/31/2022	300	299
2.000% due 08/31/2021	1,800	1,816
2.000% due 10/31/2021	2,600	2,621
2.000% due 07/31/2022	200	201
2.125% due 12/31/2021	700	709
2.125% due 06/30/2022	500	506
2.125% due 12/31/2022	2,200	2,218
2.250% due 11/15/2025	4,700	4,701
2.250% due 02/15/2027 (f)	10,425	10,380
2.375% due 05/15/2027 (f)	2,400	2,416

Total U.S. Treasury Obligations (Cost $52,423)		52,142

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	1,781	1,813
Bear Stearns Structured Products, Inc. Trust
3.421% due 01/26/2036	2,599	2,372
Credit Suisse First Boston Mortgage Securities Corp.
1.590% due 03/25/2032	13	13
Credit Suisse Mortgage Capital Certificates
4.791% due 05/27/2053	1,724	1,780
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046	3,429	3,457
La Hipotecaria Panamanian Mortgage Trust
3.008% due 11/24/2042	5,257	5,278
Merrill Lynch Mortgage Investors Trust
2.710% due 10/25/2035	340	343
Mortgage Equity Conversion Asset Trust
1.500% due 02/25/2042	9,487	7,892
1.720% due 05/25/2042	24,762	21,405
Structured Asset Mortgage Investments Trust
1.869% due 09/19/2032	33	32
UBS-Barclays Commercial Mortgage Trust
1.393% due 04/10/2046 (a)	27,465	1,459
Wells Fargo Commercial Mortgage Trust
2.154% due 10/15/2045 (a)	10,699	812

Total Non-Agency Mortgage-Backed Securities (Cost $45,457)		46,656

ASSET-BACKED SECURITIES 6.0%
Amortizing Residential Collateral Trust
1.796% due 07/25/2032	19	18
Blue Hill CLO Ltd.
2.338% due 01/15/2026	3,800	3,805
Carlyle Global Market Strategies CLO Ltd.
2.320% due 07/27/2026	1,000	1,001
Cent CLO Ltd.
2.380% due 07/27/2026	2,000	2,006
Centex Home Equity Loan Trust
1.516% due 01/25/2032	12	12
CIFC Funding Ltd.
2.173% due 10/24/2025	1,900	1,906
2.392% due 05/24/2026	2,400	2,404
CIT Group Home Equity Loan Trust
1.564% due 06/25/2033	24	24
CVP Cascade CLO Ltd.
2.308% due 01/16/2026	1,900	1,901
Denali Capital CLO Ltd.
1.383% due 01/22/2022	303	303
Flagship Ltd.
2.276% due 01/20/2026	1,700	1,701
Flatiron CLO Ltd.
2.318% due 01/17/2026	7,000	7,001
2.338% due 07/17/2026	1,800	1,802

Galaxy CLO Ltd.
2.310% due 11/16/2025	2,700	2,703
Home Equity Asset Trust
1.816% due 11/25/2032	3	2
KVK CLO Ltd.
2.308% due 01/15/2026	2,100	2,102
Madison Park Funding Ltd.
1.420% due 02/26/2021	1,273	1,274
2.268% due 01/19/2025	1,500	1,502
Massachusetts Educational Financing Authority
2.106% due 04/25/2038	1,231	1,228
Nelder Grove CLO Ltd.
2.300% due 08/28/2026	2,200	2,202
OZLM Funding Ltd.
2.288% due 01/17/2026	2,000	2,004
Palmer Square CLO Ltd.
2.152% due 05/15/2025	2,200	2,205
Shackleton CLO Ltd.
2.275% due 01/13/2025	1,000	1,002
Staniford Street CLO Ltd.
2.426% due 06/15/2025	700	700
THL Credit Wind River CLO Ltd.
2.338% due 04/18/2026	300	300
VOLT LLC
3.375% due 04/25/2047	956	957

Total Asset-Backed Securities (Cost $42,011)		42,065

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (e) 0.1%		840

U.S. TREASURY BILLS 0.2%
0.912% due 08/31/2017 (c)(d)	1,306	1,304

Total Short-Term Instruments (Cost $2,144)		2,144

Total Investments in Securities (Cost $1,308,171)		1,295,467

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	21,941	217

Total Short-Term Instruments (Cost $217)		217

Total Investments in Affiliates (Cost $217)		217

Total Investments 186.2% (Cost $1,308,388)		$1,295,684
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $383)		138
Other Assets and Liabilities, net (86.2)%		(600,096)

Net Assets 100.0%		$695,726

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$840	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(859)	$840	$840

Total Repurchase Agreements						$(859)	$840	$840

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.300%	06/26/2017	07/03/2017	$(1,321)	$(1,322)
DEU	1.280	07/03/2017	07/10/2017	(1,409)	(1,409)
JPS	0.840	01/17/2017	07/17/2017	(3,370)	(3,383)
	1.200	05/11/2017	07/11/2017	(12,065)	(12,086)
SGY	1.000	06/30/2017	07/05/2017	(2,430)	(2,430)

Total Reverse Repurchase Agreements					$(20,630)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
GSC	1.570%	06/30/2017	07/03/2017	$(201)	$(202)

Total Sale-Buyback Transactions					$(202)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Government Agencies (36.6)%
Fannie Mae, TBA	2.000%	07/01/2032	$19,000	$(18,650)	$(18,589)
Fannie Mae, TBA	2.500	07/01/2032	10,000	(10,075)	(10,051)
Fannie Mae, TBA	3.000	08/01/2032	1,000	(1,029)	(1,025)
Fannie Mae, TBA	3.000	07/01/2047	16,500	(16,610)	(16,476)
Fannie Mae, TBA	3.500	07/01/2047	27,900	(28,758)	(28,649)
Fannie Mae, TBA	3.500	08/01/2047	61,500	(63,132)	(63,040)
Fannie Mae, TBA	4.000	07/01/2032	1,000	(1,034)	(1,034)
Fannie Mae, TBA	4.000	08/01/2047	39,100	(41,129)	(41,027)
Fannie Mae, TBA	5.500	08/01/2047	2,000	(2,212)	(2,215)
Ginnie Mae, TBA	3.500	07/01/2047	49,700	(51,691)	(51,462)
Ginnie Mae, TBA	6.000	07/01/2047	19,000	(21,177)	(21,118)

				(255,497)	(254,686)

U.S. Treasury Obligations (0.4)%
U.S. Treasury Notes	2.375%	05/15/2027	2,800	(2,818)	(2,826)

Total Short Sales (37.0)%				$(258,315)	$(257,512)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(38,742) at a weighted average interest rate of 1.018%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for short sales includes $9 of accrued interest.

(f)	Securities with an aggregate market value of $20,946 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (2)	3-Month USD-LIBOR	2.000%	07/12/2023	$5,100	$8	$(23)	$(15)	$0	$(22)
Receive	3-Month USD-LIBOR	2.400	06/30/2025	15,700	(71)	(181)	(252)	42	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047	8,550	1,632	(113)	1,519	33	0

					$1,569	$(317)	$1,252	$75	$(22)

Total Swap Agreements					$1,569	$(317)	$1,252	$75	$(22)

(1)	Unsettled variation margin asset of $4 for closed swap agreements is outstanding at period end.
(2)	This instrument has a forward starting effective date.

(h)	Securities with an aggregate market value of $1,104 and cash of $350 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	09/05/2017	$8,000	$84	$215
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	05/14/2018	15,000	141	109
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018	3,900	38	56
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/05/2018	236,000	236	13
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	08/02/2017	129,500	57	4
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	171,300	98	1

							$654	$398

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 09/01/2047	$68.000	09/06/2017	$6,000	$0	$0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	99.531	08/07/2017	2,500	5	11
	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	100.031	08/07/2017	2,500	9	18
	Put - OTC Ginnie Mae, TBA 3.500% due 07/01/2047	73.000	07/06/2017	20,000	1	0
	Put - OTC Ginnie Mae, TBA 3.500% due 08/01/2047	73.000	08/07/2017	60,000	2	0
	Put - OTC Ginnie Mae, TBA 4.000% due 08/01/2047	73.000	08/07/2017	79,000	3	0

					$20	$29

Total Purchased Options					$674	$427

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	$103.313	07/06/2017	$2,750	$(4)	$0
FAR	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.500	08/07/2017	4,000	(8)	(5)
GSC	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.625	07/06/2017	7,000	(8)	0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2047	102.477	08/07/2017	3,000	(7)	(13)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.477	08/07/2017	3,000	(7)	(4)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	98.906	08/07/2017	3,000	(6)	(7)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	101.359	07/06/2017	3,000	(5)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	102.828	07/06/2017	1,000	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	102.898	07/06/2017	4,500	(13)	(3)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.141	07/06/2017	2,500	(7)	(12)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.352	07/06/2017	25,500	(85)	(174)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.203	08/07/2017	3,000	(6)	(6)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.383	08/07/2017	7,500	(14)	(10)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.633	08/07/2017	5,000	(6)	(5)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.750	08/07/2017	3,000	(7)	(2)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2047	104.781	08/07/2017	4,500	(6)	(12)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2047	105.031	08/07/2017	4,500	(9)	(17)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	100.719	07/06/2017	4,500	(20)	(39)
	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	99.898	08/07/2017	3,000	(9)	(19)
	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2047	100.938	08/07/2017	3,500	(8)	(5)
	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2047	101.125	08/07/2017	3,000	(9)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.734	07/06/2017	4,500	(8)	0
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.180	08/07/2017	3,000	(6)	(6)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.313	08/07/2017	6,000	(12)	(9)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.438	08/07/2017	8,000	(19)	(10)

					$(291)	$(362)

Total Written Options					$(291)	$(362)

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.760%	07/13/2017	$15,000	$0	$0	$0	$0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.745	09/15/2017	15,000	0	3	3	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.755	09/15/2017	40,000	0	5	5	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	12/08/2017	17,500	0	0	0	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	07/13/2017	17,000	0	(1)	0	(1)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.759	08/14/2017	250,000	0	15	15	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	12/08/2017	17,500	0	0	0	0

						$0	$22	$23	$(1)

Total Return Swaps on Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	01/12/2038	$5,769	$0	$0	$0	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	1,368	0	(3)	0	(3)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	1,710	0	(3)	0	(3)

							$0	$(6)	$0	$(6)

Total Swap Agreements							$0	$16	$23	$(7)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$435	$0	$435
U.S. Government Agencies	0	1,152,025	0	1,152,025
U.S. Treasury Obligations	0	52,142	0	52,142
Non-Agency Mortgage-Backed Securities	0	8,624	38,032	46,656
Asset-Backed Securities	0	42,065	0	42,065
Short-Term Instruments
Repurchase Agreements	0	840	0	840
U.S. Treasury Bills	0	1,304	0	1,304
	$0	$1,257,435	$38,032	$1,295,467

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$217	$0	$0	$217

Total Investments	$217	$1,257,435	$38,032	$1,295,684

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(254,686)	0	(254,686)
U.S. Treasury Obligations	0	(2,826)	0	(2,826)
	$0	$(257,512)	$0	$(257,512)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	75	0	75
Over the counter	0	450	0	450
	$0	$525	$0	$525

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(22)	0	(22)
Over the counter	(12)	(357)	0	(369)

	$(12)	$(379)	$0	$(391)

Total Financial Derivative Instruments	$(12)	$146	$0	$134

Totals	$205	$1,000,069	$38,032	$1,038,306

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$39,115	$0	$(1,087)	$35	$160	$(191)	$0	$0	$38,032	$(160)
Asset-Backed Securities	700	0	(700)	0	0	0	0	0	0	0

Totals	$39,815	$0	$(1,787)	$35	$160	$(191)	$0	$0	$38,032	$(160)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$8,735	Proxy Pricing	Base Price	100.438 - 101.610
	29,297	Third Party Vendor	Broker Quote	83.195 - 86.442

Total	$38,032

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.7%
SHORT-TERM INSTRUMENTS 99.3%
GOVERNMENT AGENCY DEBT 2.2%
Federal Home Loan Bank
1.038% due 05/24/2019	$20,000	$20,000

REPURCHASE AGREEMENTS (c) 63.5%		577,800

TREASURY REPURCHASE AGREEMENTS (c) 17.6%		160,000

SHORT-TERM NOTES 10.8%
Federal Home Loan Bank
0.883% due 04/23/2018	16,000	15,994
0.935% due 07/09/2018	80,000	79,996
Freddie Mac
1.239% due 03/08/2018	2,400	2,404

		98,394

U.S. TREASURY BILLS 5.2%
U.S. Treasury Bills
0.916% due 07/27/2017 - 09/07/2017 (a)(b)	46,600	46,553

Total Short-Term Instruments (Cost $902,747)		902,747

Total Investments in Securities (Cost $902,747)		902,747

Total Investments 99.3% (Cost $902,747)		$902,747
Other Assets and Liabilities, net 0.7%		6,811

Net Assets 100.0%		$909,558

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Repurchase Agreements
BSN	1.380%	06/30/2017	07/03/2017	$115,400	U.S. Treasury Notes 1.750% due 12/31/2020	$(117,635)	$115,400	$115,413
IND	1.380	06/30/2017	07/03/2017	100,000	U.S. Treasury Notes 1.375% due 01/31/2020	(101,933)	100,000	100,011
JPS	1.050	06/30/2017	07/03/2017	7,500	U.S. Treasury Notes 0.750% due 10/31/2017	(7,659)	7,500	7,501
NXN	1.400	06/30/2017	07/03/2017	174,800	U.S. Treasury Bonds 3.000% - 3.125% due 02/15/2043 - 05/15/2045	(178,415)	174,800	174,820
RDR	1.400	06/30/2017	07/03/2017	171,900	U.S. Treasury Notes 2.125% - 2.250% due 08/15/2021 - 11/15/2025	(175,316)	171,900	171,920
SSB	0.050	06/30/2017	07/03/2017	8,200	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	(8,364)	8,200	8,200
Treasury Repurchase Agreements
SCX	1.390	06/30/2017	07/03/2017	160,000	U.S. Treasury Notes 1.750% - 2.000% due 06/30/2022 - 05/31/2024	(162,887)	160,000	160,019

Total Repurchase Agreements						$(752,209)	$737,800	$737,884

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended June, 30 2017 was $(342) at a weighted average interest rate of 1.266%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Government Agency Debt	$ 0	$20,000	$0	$20,000
Repurchase Agreements	0	577,800	0	577,800
Treasury Repurchase Agreements	0	160,000	0	160,000
Short-Term Notes	0	98,394	0	98,394
U.S. Treasury Bills	0	46,553	0	46,553

Total Investments	$ 0	$902,747	$0	$902,747

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 85.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Ascend Learning LLC
TBD% due 05/19/2018	$23,500	$23,500
CD&R Plumb Buyer LLC
TBD% due 06/25/2018	15,400	15,323
CDRH Parent, Inc.
9.150% due 07/01/2022	2,000	1,430
Getty Images, Inc.
4.796% due 10/18/2019	11,917	11,018
Syniverse Holdings, Inc.
4.296% due 04/23/2019	3,785	3,549

Total Loan Participations and Assignments (Cost $56,356)		54,820

CORPORATE BONDS & NOTES 84.4%
BANKING & FINANCE 7.8%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020	10,000	7,613
Ally Financial, Inc.
4.125% due 03/30/2020	17,000	17,510
4.250% due 04/15/2021	6,750	7,003
4.625% due 05/19/2022	3,000	3,128
4.625% due 03/30/2025	12,500	12,849
5.125% due 09/30/2024	20,000	21,148
7.500% due 09/15/2020	20,000	22,700
8.000% due 03/15/2020	15,078	17,189
8.000% due 11/01/2031	15,628	19,222
Blackstone CQP Holdco LP
6.500% due 03/20/2021	16,750	16,843
BNP Paribas S.A.
7.375% due 08/19/2025 (e)	25,000	27,843
CIT Group, Inc.
5.000% due 08/15/2022	20,000	21,600
5.000% due 08/01/2023	15,000	16,200
5.375% due 05/15/2020	10,000	10,788
5.500% due 02/15/2019	6,681	7,032
CoreCivic, Inc.
4.125% due 04/01/2020	4,000	4,130
4.625% due 05/01/2023	5,000	5,075
Credit Agricole S.A.
7.875% due 01/23/2024 (e)	35,000	38,586
8.125% due 12/23/2025 (e)	10,000	11,652
Credit Suisse Group AG
6.250% due 12/18/2024 (e)	15,000	15,973
7.500% due 12/11/2023 (e)	3,000	3,371
Equinix, Inc.
5.375% due 05/15/2027	10,000	10,688
5.750% due 01/01/2025	3,750	4,055
5.875% due 01/15/2026	7,000	7,650
ESH Hospitality, Inc.
5.250% due 05/01/2025	20,000	20,775
FBM Finance, Inc.
8.250% due 08/15/2021	25,000	26,906
Greystar Real Estate Partners LLC
8.250% due 12/01/2022	11,000	11,907
Howard Hughes Corp.
5.375% due 03/15/2025	20,175	20,679
Intesa Sanpaolo SpA
5.017% due 06/26/2024	15,000	15,236
5.710% due 01/15/2026	8,000	8,462
7.700% due 09/17/2025 (e)	7,500	7,828
Jefferies Finance LLC
6.875% due 04/15/2022	10,000	10,025
7.375% due 04/01/2020	15,000	15,450
Lincoln Finance Ltd.
7.375% due 04/15/2021	5,400	5,744
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)	50,000	55,281
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	7,000	7,079
5.625% due 05/01/2024	6,000	6,570
Navient Corp.
4.875% due 06/17/2019	16,250	16,941
5.000% due 10/26/2020	7,000	7,280
5.500% due 01/25/2023	5,000	5,100

5.625% due 08/01/2033	4,750	3,991
5.875% due 03/25/2021	8,300	8,798
5.875% due 10/25/2024	13,500	13,808
6.125% due 03/25/2024	25,000	25,875
6.500% due 06/15/2022	7,750	8,234
6.625% due 07/26/2021	1,750	1,888
6.750% due 06/25/2025	11,000	11,364
7.250% due 01/25/2022	2,000	2,193
8.000% due 03/25/2020	9,750	10,920
OneMain Financial Holdings LLC
6.750% due 12/15/2019	6,000	6,323
7.250% due 12/15/2021	20,000	21,165
Provident Funding Associates LP
6.375% due 06/15/2025	5,850	6,011
6.750% due 06/15/2021	7,000	7,242
Quicken Loans, Inc.
5.750% due 05/01/2025	15,000	15,562
RHP Hotel Properties LP
5.000% due 04/15/2023	12,750	13,101
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024	15,000	15,781
7.500% due 08/10/2020 (e)	9,000	9,311
7.648% due 09/30/2031 (e)	14,970	18,525
8.625% due 08/15/2021 (e)	5,000	5,463
SBA Communications Corp.
4.875% due 07/15/2022	10,000	10,325
SLM Corp.
5.125% due 04/05/2022	7,875	8,052
Springleaf Finance Corp.
6.125% due 05/15/2022	4,000	4,230
Starwood Property Trust, Inc.
5.000% due 12/15/2021	5,750	5,994
Stearns Holdings LLC
9.375% due 08/15/2020	5,000	5,175
Tempo Acquisition LLC
6.750% due 06/01/2025	11,000	11,275
UniCredit SpA
8.000% due 06/03/2024 (e)	20,000	20,592

		842,309

INDUSTRIALS 68.8%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022	5,000	5,188
5.625% due 02/15/2023	2,000	2,079
6.500% due 03/01/2024	4,250	4,548
Accudyne Industries Borrower
7.750% due 12/15/2020	20,000	20,100
Actuant Corp.
5.625% due 06/15/2022	12,750	13,196
Adient Global Holdings Ltd.
4.875% due 08/15/2026	20,000	20,150
ADT Corp.
3.500% due 07/15/2022	20,000	19,444
4.125% due 06/15/2023	20,000	19,875
4.875% due 07/15/2032	14,000	12,320
6.250% due 10/15/2021	10,000	10,937
Advanced Disposal Services, Inc.
5.625% due 11/15/2024	10,000	10,325
AECOM
5.125% due 03/15/2027	10,000	10,063
5.750% due 10/15/2022	5,675	5,966
5.875% due 10/15/2024	9,250	10,106
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	27,000	25,717
Alcoa Nederland Holding BV
6.750% due 09/30/2024	4,000	4,360
7.000% due 09/30/2026	3,500	3,859
Aleris International, Inc.
7.875% due 11/01/2020	16,000	15,160
9.500% due 04/01/2021	13,225	13,665
Allegion PLC
5.875% due 09/15/2023	5,925	6,399
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021	5,000	5,200
Alliance Data Systems Corp.
5.375% due 08/01/2022	15,000	15,225
5.875% due 11/01/2021	6,400	6,640
Allison Transmission, Inc.
5.000% due 10/01/2024	15,000	15,412
Altice Financing S.A.
6.500% due 01/15/2022	15,000	15,712
6.625% due 02/15/2023	29,500	31,371
7.500% due 05/15/2026	10,000	11,125
Altice Finco S.A.
7.625% due 02/15/2025 (h)	10,000	10,712

Altice Luxembourg S.A.
7.625% due 02/15/2025	22,000	24,282
7.750% due 05/15/2022	30,000	31,875
Altice U.S. Finance Corp.
5.500% due 05/15/2026	10,000	10,525
AMC Networks, Inc.
4.750% due 12/15/2022	10,000	10,343
5.000% due 04/01/2024	20,275	20,807
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	6,001	6,204
5.750% due 12/15/2023	7,500	7,950
Amsted Industries, Inc.
5.000% due 03/15/2022	5,000	5,188
5.375% due 09/15/2024	14,000	14,560
Anglo American Capital PLC
4.125% due 04/15/2021	7,000	7,219
4.450% due 09/27/2020	17,000	17,806
Antero Resources Corp.
5.000% due 03/01/2025	12,500	12,187
5.125% due 12/01/2022	15,000	15,108
5.375% due 11/01/2021	10,000	10,138
5.625% due 06/01/2023	750	763
Aramark Services, Inc.
4.750% due 06/01/2026	7,000	7,280
5.125% due 01/15/2024	2,500	2,634
ArcelorMittal
7.500% due 10/15/2039	15,000	16,894
Arconic, Inc.
5.125% due 10/01/2024	24,000	25,020
5.900% due 02/01/2027	5,000	5,406
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	3,000	3,087
6.000% due 02/15/2025	10,000	10,525
7.250% due 05/15/2024	21,000	23,047
Ashland LLC
4.750% due 08/15/2022	20,000	21,000
6.875% due 05/15/2043	13,500	14,715
Associated Materials LLC
9.000% due 01/01/2024	17,100	18,297
Avon International Operations, Inc.
7.875% due 08/15/2022	10,350	10,790
B&G Foods, Inc.
4.625% due 06/01/2021	15,000	15,356
Ball Corp.
4.000% due 11/15/2023	3,250	3,335
5.250% due 07/01/2025	10,250	11,352
BCD Acquisition, Inc.
9.625% due 09/15/2023	10,300	11,175
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	15,150	16,362
Belden, Inc.
5.500% due 09/01/2022	10,000	10,350
Berry Plastics Corp.
5.125% due 07/15/2023	7,000	7,315
5.500% due 05/15/2022	5,000	5,213
6.000% due 10/15/2022	6,000	6,420
BMC Software Finance, Inc.
8.125% due 07/15/2021	17,500	18,206
Boise Cascade Co.
5.625% due 09/01/2024	10,000	10,350
Bombardier, Inc.
4.750% due 04/15/2019	10,000	10,212
5.750% due 03/15/2022	5,000	5,000
6.125% due 01/15/2023	3,000	3,015
7.500% due 03/15/2025	15,000	15,600
7.750% due 03/15/2020	7,000	7,551
8.750% due 12/01/2021	18,000	20,025
Booz Allen Hamilton, Inc.
5.125% due 05/01/2025	7,650	7,535
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	5,000	5,019
Boyd Gaming Corp.
6.375% due 04/01/2026	12,250	13,276
6.875% due 05/15/2023	10,000	10,737
Bristow Group, Inc.
6.250% due 10/15/2022	5,650	3,644
Builders FirstSource, Inc.
5.625% due 09/01/2024	15,000	15,675
Burger King Worldwide, Inc.
4.250% due 05/15/2024	12,500	12,452
6.000% due 04/01/2022	23,000	23,891
BWAY Holding Co.
5.500% due 04/15/2024	25,000	25,594
Cable One, Inc.
5.750% due 06/15/2022	7,500	7,903

Cablevision Systems Corp.
5.875% due 09/15/2022		6,500	6,849
8.000% due 04/15/2020		3,000	3,349
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020		15,000	15,487
CalAtlantic Group, Inc.
5.000% due 06/15/2027		13,250	13,316
5.250% due 06/01/2026		10,000	10,413
5.375% due 10/01/2022		9,000	9,731
6.625% due 05/01/2020		2,500	2,775
Callon Petroleum Co.
6.125% due 10/01/2024		15,575	15,926
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)		26,718	26,718
Carlson Travel, Inc.
6.750% due 12/15/2023		4,500	4,590
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (h)		17,500	16,931
Cascades, Inc.
5.500% due 07/15/2022		7,250	7,431
CBS Radio, Inc.
7.250% due 11/01/2024		14,000	14,490
CCO Holdings LLC
5.125% due 02/15/2023		17,000	17,584
5.125% due 05/01/2023		5,000	5,263
5.125% due 05/01/2027		15,000	15,375
5.250% due 03/15/2021		4,000	4,113
5.250% due 09/30/2022		15,000	15,478
5.375% due 05/01/2025		12,000	12,810
5.500% due 05/01/2026		16,125	17,153
5.750% due 09/01/2023		7,750	8,099
5.750% due 01/15/2024		5,000	5,281
5.750% due 02/15/2026		20,150	21,611
5.875% due 04/01/2024		31,900	34,133
5.875% due 05/01/2027		10,000	10,713
Centene Corp.
4.750% due 01/15/2025		10,750	11,072
5.625% due 02/15/2021		7,500	7,838
6.125% due 02/15/2024		8,125	8,805
Central Garden & Pet Co.
6.125% due 11/15/2023		4,000	4,280
Cequel Communications Holdings LLC
5.125% due 12/15/2021		25,000	25,562
6.375% due 09/15/2020		7,000	7,158
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	10,000	12,024
Change Healthcare Holdings LLC
5.750% due 03/01/2025		$25,600	26,208
Chemours Co.
5.375% due 05/15/2027		5,000	5,138
6.625% due 05/15/2023		12,000	12,750
7.000% due 05/15/2025		11,500	12,592
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		20,000	20,525
5.875% due 03/31/2025		17,000	18,190
7.000% due 06/30/2024		14,400	16,128
Chesapeake Energy Corp.
8.000% due 12/15/2022		15,196	16,127
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		42,000	43,219
7.625% due 03/15/2020		20,375	20,259
Clearwater Paper Corp.
4.500% due 02/01/2023		10,000	9,900
5.375% due 02/01/2025		6,000	5,970
Cliffs Natural Resources, Inc.
5.750% due 03/01/2025 (h)		5,000	4,738
CNH Industrial Capital LLC
3.375% due 07/15/2019		5,000	5,094
4.375% due 11/06/2020		5,000	5,256
4.875% due 04/01/2021		7,500	7,988
Codere Finance Luxembourg S.A.
7.625% due 11/01/2021		8,500	8,484
Cogent Communications Group, Inc.
5.375% due 03/01/2022		6,000	6,330
CommScope Technologies LLC
5.000% due 03/15/2027		7,000	7,000
6.000% due 06/15/2025		10,000	10,725
CommScope, Inc.
5.000% due 06/15/2021		8,000	8,210
5.500% due 06/15/2024		12,000	12,536
Community Health Systems, Inc.
5.125% due 08/01/2021 (h)		20,000	20,325
6.250% due 03/31/2023		15,000	15,541
6.875% due 02/01/2022		7,000	6,143
7.125% due 07/15/2020		17,500	17,106

Concho Resources, Inc.
5.500% due 10/01/2022	10,000	10,300
5.500% due 04/01/2023	9,000	9,293
Concordia International Corp.
9.000% due 04/01/2022	3,500	2,669
CONSOL Energy, Inc.
5.875% due 04/15/2022	10,000	9,875
Constellium NV
5.750% due 05/15/2024	7,150	6,650
8.000% due 01/15/2023	2,000	2,070
Continental Resources, Inc.
3.800% due 06/01/2024	25,000	23,015
4.500% due 04/15/2023	30,000	28,725
4.900% due 06/01/2044	15,000	12,600
5.000% due 09/15/2022	17,500	17,237
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026	10,000	10,063
Cott Holdings, Inc.
5.500% due 04/01/2025	10,150	10,378
CPG Merger Sub LLC
8.000% due 10/01/2021	21,000	21,997
Crown Americas LLC
4.250% due 09/30/2026	7,750	7,750
4.500% due 01/15/2023	11,000	11,550
CSC Holdings LLC
5.250% due 06/01/2024	15,000	15,339
5.500% due 04/15/2027	10,000	10,600
6.625% due 10/15/2025	10,000	11,026
6.750% due 11/15/2021	20,000	22,200
8.625% due 02/15/2019	6,000	6,591
10.125% due 01/15/2023	5,250	6,103
CST Brands, Inc.
5.000% due 05/01/2023	10,000	10,552
Darling Ingredients, Inc.
5.375% due 01/15/2022	10,000	10,438
DaVita, Inc.
5.000% due 05/01/2025	20,000	20,100
5.125% due 07/15/2024	20,000	20,337
5.750% due 08/15/2022	5,000	5,144
Dell International LLC
5.875% due 06/15/2021	4,825	5,066
7.125% due 06/15/2024	5,900	6,489
Dell, Inc.
5.400% due 09/10/2040	4,450	3,994
6.500% due 04/15/2038	3,225	3,281
7.100% due 04/15/2028	2,405	2,652
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	2,465	1,602
Diamond Resorts International, Inc.
7.750% due 09/01/2023	11,250	11,953
Diamondback Energy, Inc.
4.750% due 11/01/2024	7,000	7,000
5.375% due 05/31/2025	7,750	7,905
Digicel Group Ltd.
7.125% due 04/01/2022	20,000	17,526
8.250% due 09/30/2020	19,000	17,834
Digicel Ltd.
6.000% due 04/15/2021	1,500	1,444
DISH DBS Corp.
5.000% due 03/15/2023	18,000	18,495
5.125% due 05/01/2020	5,000	5,231
5.875% due 07/15/2022	25,000	26,937
5.875% due 11/15/2024	20,000	21,414
6.750% due 06/01/2021	15,000	16,687
7.750% due 07/01/2026	10,000	11,875
7.875% due 09/01/2019	5,000	5,525
DJO Finance LLC
10.750% due 04/15/2020	5,000	4,263
DJO Finco, Inc.
8.125% due 06/15/2021	18,000	16,830
Dollar Tree, Inc.
5.250% due 03/01/2020	5,250	5,398
5.750% due 03/01/2023	18,175	19,243
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	12,500	12,594
Dynegy, Inc.
5.875% due 06/01/2023	2,000	1,880
6.750% due 11/01/2019	20,000	20,725
7.375% due 11/01/2022	15,000	14,850
7.625% due 11/01/2024	16,800	16,380
8.000% due 01/15/2025	5,000	4,875
Eldorado Resorts, Inc.
7.000% due 08/01/2023	10,000	10,850
EMC Corp.
3.375% due 06/01/2023	8,000	7,687

EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	8,950	9,979
Endo Dac
6.000% due 07/15/2023	25,000	21,137
6.000% due 02/01/2025	32,500	26,650
Endo Finance LLC
5.375% due 01/15/2023	22,000	18,480
5.750% due 01/15/2022	25,000	22,620
7.250% due 01/15/2022	1,730	1,665
Energizer Holdings, Inc.
5.500% due 06/15/2025	25,000	26,219
Energy Transfer Equity LP
5.875% due 01/15/2024	10,000	10,650
7.500% due 10/15/2020	10,000	11,225
EnPro Industries, Inc.
5.875% due 09/15/2022	15,350	16,079
Ensco PLC
4.500% due 10/01/2024	9,000	6,975
4.700% due 03/15/2021	2,750	2,702
5.200% due 03/15/2025	12,500	10,219
5.750% due 10/01/2044	20,000	13,300
Envision Healthcare Corp.
5.125% due 07/01/2022	12,500	12,891
6.250% due 12/01/2024	3,500	3,745
EW Scripps Co.
5.125% due 05/15/2025	5,000	5,163
FAGE International S.A.
5.625% due 08/15/2026	6,000	6,194
First Data Corp.
5.000% due 01/15/2024	37,000	38,191
5.375% due 08/15/2023	7,000	7,333
5.750% due 01/15/2024	25,000	26,062
7.000% due 12/01/2023	25,000	26,750
First Quality Finance Co., Inc.
4.625% due 05/15/2021	12,500	12,672
5.000% due 07/01/2025	5,500	5,624
First Quantum Minerals Ltd.
7.000% due 02/15/2021	10,000	10,300
7.250% due 05/15/2022	9,500	9,738
7.250% due 04/01/2023	10,000	9,850
7.500% due 04/01/2025	7,500	7,369
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	12,500	13,023
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	3,500	3,522
5.125% due 05/15/2024	2,500	2,506
9.750% due 03/01/2022	5,000	5,719
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	7,500	7,500
2.375% due 03/15/2018	15,000	14,962
3.100% due 03/15/2020	7,500	7,369
3.550% due 03/01/2022	20,000	18,844
3.875% due 03/15/2023	15,000	14,025
4.000% due 11/14/2021	15,000	14,737
5.400% due 11/14/2034	23,500	21,091
6.500% due 11/15/2020	12,000	12,375
Gates Global LLC
6.000% due 07/15/2022	40,000	40,300
GCP Applied Technologies, Inc.
9.500% due 02/01/2023	22,000	25,025
General Cable Corp.
5.750% due 10/01/2022	10,000	10,050
GLP Capital LP
5.375% due 11/01/2023	10,000	10,912
5.375% due 04/15/2026	5,000	5,474
Graphic Packaging International, Inc.
4.125% due 08/15/2024	5,000	5,125
4.875% due 11/15/2022	5,000	5,313
Gray Television, Inc.
5.125% due 10/15/2024	5,000	5,063
5.875% due 07/15/2026	5,000	5,113
Griffon Corp.
5.250% due 03/01/2022	15,000	15,337
Grinding Media, Inc.
7.375% due 12/15/2023	10,550	11,499
Gulfport Energy Corp.
6.000% due 10/15/2024	13,000	12,707
6.375% due 05/15/2025	14,000	13,842
6.625% due 05/01/2023	12,000	12,090
Hanesbrands, Inc.
4.625% due 05/15/2024	17,500	17,850
4.875% due 05/15/2026	14,000	14,280
HCA Healthcare, Inc.
6.250% due 02/15/2021	11,500	12,592
HCA, Inc.
4.750% due 05/01/2023	22,000	23,320

5.000% due 03/15/2024		15,000	15,919
5.250% due 04/15/2025		10,000	10,775
5.250% due 06/15/2026		30,000	32,430
5.375% due 02/01/2025		10,000	10,573
5.500% due 06/15/2047		12,750	13,228
5.875% due 03/15/2022		10,000	11,112
5.875% due 05/01/2023		27,000	29,464
7.500% due 02/15/2022		25,000	28,844
8.000% due 10/01/2018		4,000	4,301
8.360% due 04/15/2024		3,000	3,600
HD Supply, Inc.
5.250% due 12/15/2021		12,000	12,637
5.750% due 04/15/2024		18,000	19,170
Hearthside Group Holdings LLC
6.500% due 05/01/2022		20,000	20,000
Hertz Corp.
5.500% due 10/15/2024 (h)		7,500	6,188
Hexion, Inc.
6.625% due 04/15/2020		17,500	16,056
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025		4,000	4,100
5.750% due 09/01/2023		6,975	7,376
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024		5,000	5,081
Hilton Grand Vacations Borrower LLC
6.125% due 12/01/2024		7,650	8,367
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		10,000	10,338
4.875% due 04/01/2027		7,250	7,603
HudBay Minerals, Inc.
7.250% due 01/15/2023		5,000	5,181
7.625% due 01/15/2025		6,000	6,315
Hughes Satellite Systems Corp.
7.625% due 06/15/2021		10,000	11,400
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021		5,500	5,706
5.000% due 11/15/2025		14,000	15,067
Huntsman International LLC
4.875% due 11/15/2020		10,000	10,550
5.125% due 11/15/2022		10,000	10,750
iHeartCommunications, Inc.
9.000% due 03/01/2021		15,000	11,306
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (a)	EUR	10,000	11,943
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (a)		$6,750	6,868
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (a)		14,400	14,598
INEOS Group Holdings S.A.
5.625% due 08/01/2024 (h)		10,000	10,338
Informatica LLC
7.125% due 07/15/2023		10,000	10,228
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		15,000	12,487
7.250% due 10/15/2020		7,000	6,650
7.500% due 04/01/2021		5,000	4,638
8.000% due 02/15/2024		12,000	12,960
International Game Technology PLC
6.250% due 02/15/2022		16,000	17,560
6.500% due 02/15/2025		20,000	22,050
Jaguar Holding Co.
6.375% due 08/01/2023		33,250	35,120
KAR Auction Services, Inc.
5.125% due 06/01/2025		12,000	12,255
KFC Holding Co.
4.750% due 06/01/2027		7,625	7,806
5.000% due 06/01/2024		8,750	9,144
5.250% due 06/01/2026		14,700	15,508
Kinetic Concepts, Inc.
7.875% due 02/15/2021		8,025	8,507
12.500% due 11/01/2021		10,000	11,300
KLX, Inc.
5.875% due 12/01/2022		25,000	26,344
L Brands, Inc.
5.625% due 02/15/2022		10,250	11,019
6.625% due 04/01/2021		10,000	11,125
Lamar Media Corp.
5.000% due 05/01/2023		8,000	8,360
5.750% due 02/01/2026		7,000	7,569
5.875% due 02/01/2022		5,000	5,175
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		8,000	8,280
4.875% due 11/01/2026		10,000	10,413
Laredo Petroleum, Inc.
6.250% due 03/15/2023		2,000	1,995
7.375% due 05/01/2022		12,000	12,165

Level 3 Financing, Inc.
5.125% due 05/01/2023		7,000	7,284
5.250% due 03/15/2026		16,750	17,422
5.375% due 01/15/2024		6,000	6,278
5.375% due 05/01/2025		10,000	10,550
LifePoint Health, Inc.
5.375% due 05/01/2024		10,000	10,375
5.500% due 12/01/2021		12,000	12,427
LIN Television Corp.
5.875% due 11/15/2022		10,000	10,525
Live Nation Entertainment, Inc.
4.875% due 11/01/2024		9,550	9,717
5.375% due 06/15/2022		3,000	3,120
LKQ Corp.
4.750% due 05/15/2023		15,000	15,375
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		35,000	30,012
4.875% due 04/15/2020		5,000	4,894
5.500% due 04/15/2025		8,000	7,040
5.625% due 10/15/2023 (h)		5,000	4,588
5.750% due 08/01/2022		20,000	18,900
Masonite International Corp.
5.625% due 03/15/2023		15,000	15,750
Matador Resources Co.
6.875% due 04/15/2023		6,650	6,933
McGraw-Hill Global Education Holdings LLC
7.875% due 05/15/2024		7,000	6,799
MDC Partners, Inc.
6.500% due 05/01/2024		10,000	10,025
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		5,000	4,400
MGM Resorts International
4.625% due 09/01/2026		12,000	12,180
5.250% due 03/31/2020		5,000	5,306
6.000% due 03/15/2023		15,000	16,575
6.625% due 12/15/2021		36,925	41,541
6.750% due 10/01/2020		18,000	19,987
7.750% due 03/15/2022		21,000	24,701
Moog, Inc.
5.250% due 12/01/2022		11,200	11,704
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		10,000	10,688
MSCI, Inc.
4.750% due 08/01/2026		3,000	3,091
5.250% due 11/15/2024		8,000	8,520
5.750% due 08/15/2025		11,000	11,969
Multi-Color Corp.
6.125% due 12/01/2022		9,000	9,495
Murphy Oil Corp.
4.000% due 06/01/2022		9,500	9,144
4.700% due 12/01/2022		5,750	5,566
6.875% due 08/15/2024		2,500	2,619
Murphy Oil USA, Inc.
6.000% due 08/15/2023		12,750	13,515
Nabors Industries, Inc.
5.500% due 01/15/2023		3,925	3,734
Nature’s Bounty Co.
7.625% due 05/15/2021		17,000	18,105
NCR Corp.
4.625% due 02/15/2021		6,000	6,135
5.000% due 07/15/2022		10,875	11,147
6.375% due 12/15/2023		15,500	16,662
Netflix, Inc.
4.375% due 11/15/2026		14,000	14,000
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	10,000	9,639
Newfield Exploration Co.
5.375% due 01/01/2026		$10,000	10,400
5.625% due 07/01/2024		18,800	19,693
5.750% due 01/30/2022		18,750	19,828
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		8,000	8,120
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		5,000	5,213
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		12,500	12,844
Nielsen Finance LLC
4.500% due 10/01/2020		5,000	5,089
5.000% due 04/15/2022		6,750	7,020
Noble Holding International Ltd.
4.625% due 03/01/2021		4,774	3,927
4.900% due 08/01/2020		686	621
7.750% due 01/15/2024 (h)		7,000	5,560
Novasep Holding S.A.S. (5.000% Cash or 6.000% PIK)
8.000% due 05/31/2019	EUR	7,618	8,636

Novelis Corp.
5.875% due 09/30/2026	$24,000	24,780
6.250% due 08/15/2024	13,625	14,340
NXP BV
4.125% due 06/15/2020	6,000	6,317
4.125% due 06/01/2021	7,250	7,652
4.625% due 06/01/2023	8,250	8,920
5.750% due 03/15/2023	20,000	21,100
Oasis Petroleum, Inc.
6.500% due 11/01/2021	8,000	7,800
6.875% due 03/15/2022 (h)	8,000	7,800
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	85,000	81,600
Oshkosh Corp.
5.375% due 03/01/2025	5,675	5,987
Pactiv LLC
7.950% due 12/15/2025	10,972	12,343
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022	10,750	11,278
5.500% due 02/15/2024	6,000	6,282
Park-Ohio Industries, Inc.
6.625% due 04/15/2027	8,000	8,415
Party City Holdings, Inc.
6.125% due 08/15/2023	12,000	12,480
Performance Food Group, Inc.
5.500% due 06/01/2024	7,000	7,245
PetSmart, Inc.
7.125% due 03/15/2023	42,000	37,485
Pilgrim’s Pride Corp.
5.750% due 03/15/2025	15,285	15,400
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	10,875	11,337
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	12,000	12,270
5.875% due 01/15/2024	5,000	5,363
Pinnacle Operating Corp.
9.000% due 05/15/2023	642	617
Platform Specialty Products Corp.
6.500% due 02/01/2022	25,000	25,937
10.375% due 05/01/2021	2,000	2,218
Ply Gem Industries, Inc.
6.500% due 02/01/2022	36,500	38,370
Post Holdings, Inc.
5.000% due 08/15/2026	30,000	30,000
5.500% due 03/01/2025	6,050	6,254
5.750% due 03/01/2027	12,500	12,906
6.000% due 12/15/2022	10,000	10,638
8.000% due 07/15/2025	7,000	7,980
PQ Corp.
6.750% due 11/15/2022	7,525	8,108
PRA Holdings, Inc.
9.500% due 10/01/2023	10,255	11,434
Precision Drilling Corp.
6.625% due 11/15/2020	4,559	4,491
7.750% due 12/15/2023	7,925	7,846
Prestige Brands, Inc.
5.375% due 12/15/2021	17,000	17,616
6.375% due 03/01/2024	17,832	19,147
Prime Security Services Borrower LLC
9.250% due 05/15/2023	24,000	26,140
PTC, Inc.
6.000% due 05/15/2024	7,000	7,595
PulteGroup, Inc.
4.250% due 03/01/2021	3,500	3,658
5.000% due 01/15/2027	5,000	5,150
5.500% due 03/01/2026	5,000	5,344
PVH Corp.
4.500% due 12/15/2022	10,000	10,375
QEP Resources, Inc.
6.875% due 03/01/2021	10,000	10,425
Qorvo, Inc.
6.750% due 12/01/2023	9,000	9,911
7.000% due 12/01/2025	7,500	8,550
Qualitytech LP
5.875% due 08/01/2022	14,950	15,623
Quintiles IMS, Inc.
4.875% due 05/15/2023	14,375	14,788
5.000% due 10/15/2026	20,000	20,675
Quorum Health Corp.
11.625% due 04/15/2023 (h)	5,000	4,438
Rackspace Hosting, Inc.
8.625% due 11/15/2024	10,000	10,675
Range Resources Corp.
4.875% due 05/15/2025	5,000	4,775
5.000% due 08/15/2022	15,000	14,812
5.000% due 03/15/2023	10,000	9,825

5.750% due 06/01/2021		10,000	10,250
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023		17,500	18,856
Revlon Consumer Products Corp.
6.250% due 08/01/2024		7,050	6,169
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		15,800	16,432
5.750% due 10/15/2020		15,000	15,369
6.875% due 02/15/2021		8,108	8,341
7.000% due 07/15/2024		7,000	7,522
Ritchie Bros Auctioneers, Inc.
5.375% due 01/15/2025		5,000	5,225
Rite Aid Corp.
6.125% due 04/01/2023		17,500	17,281
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		8,000	8,140
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,000	12,810
6.000% due 01/15/2019		8,500	8,904
6.875% due 04/15/2040		5,000	5,475
Rowan Cos., Inc.
4.750% due 01/15/2024		12,750	10,837
4.875% due 06/01/2022		10,000	9,325
5.400% due 12/01/2042		4,250	3,018
5.850% due 01/15/2044		7,405	5,517
7.375% due 06/15/2025		7,500	7,031
7.875% due 08/01/2019		2,000	2,105
RSP Permian, Inc.
5.250% due 01/15/2025		10,900	10,968
6.625% due 10/01/2022		5,000	5,213
Sabre GLBL, Inc.
5.250% due 11/15/2023		12,250	12,832
5.375% due 04/15/2023		2,850	2,985
Schaeffler Finance BV
4.750% due 05/15/2023		10,000	10,350
Scientific Games International, Inc.
6.250% due 09/01/2020		17,600	17,534
7.000% due 01/01/2022		9,000	9,608
10.000% due 12/01/2022		12,500	13,750
Scotts Miracle-Gro Co.
5.250% due 12/15/2026		10,000	10,500
Sealed Air Corp.
4.875% due 12/01/2022		3,250	3,473
5.125% due 12/01/2024		10,000	10,775
5.250% due 04/01/2023		10,000	10,775
5.500% due 09/15/2025		2,250	2,464
6.875% due 07/15/2033		6,710	7,750
Sensata Technologies BV
4.875% due 10/15/2023		10,000	10,238
5.000% due 10/01/2025		10,000	10,508
5.625% due 11/01/2024		5,250	5,650
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		24,000	26,280
ServiceMaster Co. LLC
5.125% due 11/15/2024		5,000	5,188
7.250% due 03/01/2038		2,000	2,020
SFR Group S.A.
6.000% due 05/15/2022		32,000	33,520
6.250% due 05/15/2024		40,050	42,453
7.375% due 05/01/2026		22,000	23,952
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	15,000	18,269
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$20,000	21,000
Sinclair Television Group, Inc.
5.125% due 02/15/2027		5,000	4,863
5.375% due 04/01/2021		5,000	5,145
5.625% due 08/01/2024		10,000	10,288
5.875% due 03/15/2026		7,000	7,184
6.125% due 10/01/2022		3,000	3,131
Sirius XM Radio, Inc.
5.375% due 04/15/2025		20,000	20,725
Sophia LP
9.000% due 09/30/2023		10,000	10,450
Southwestern Energy Co.
4.100% due 03/15/2022		22,500	21,080
5.800% due 01/23/2020		17,000	17,459
6.700% due 01/23/2025		12,000	11,790
Spectrum Brands, Inc.
5.750% due 07/15/2025		15,000	16,164
6.125% due 12/15/2024		8,000	8,610
6.625% due 11/15/2022		15,000	15,787
Springs Industries, Inc.
6.250% due 06/01/2021		16,000	16,540
SPX FLOW, Inc.
5.625% due 08/15/2024		16,500	17,077

5.875% due 08/15/2026	15,000	15,562
Standard Industries, Inc.
5.000% due 02/15/2027	7,500	7,669
5.375% due 11/15/2024	31,750	33,615
5.500% due 02/15/2023	1,500	1,586
6.000% due 10/15/2025	20,000	21,500
Steel Dynamics, Inc.
5.000% due 12/15/2026	4,650	4,784
5.125% due 10/01/2021	10,225	10,526
5.500% due 10/01/2024	4,000	4,260
6.375% due 08/15/2022	6,000	6,225
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023	12,500	12,906
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)	12,500	12,844
Suburban Propane Partners LP
5.750% due 03/01/2025	7,500	7,463
Syniverse Foreign Holdings Corp.
9.125% due 01/15/2022	10,658	10,671
Syniverse Holdings, Inc.
9.125% due 01/15/2019	1,842	1,796
T-Mobile USA, Inc.
6.125% due 01/15/2022	3,000	3,160
6.375% due 03/01/2025	20,000	21,675
6.500% due 01/15/2026	20,000	22,125
6.625% due 04/01/2023	25,000	26,517
6.836% due 04/28/2023	12,150	13,000
Team Health Holdings, Inc.
6.375% due 02/01/2025	22,500	21,881
Teck Resources Ltd.
3.750% due 02/01/2023	10,000	9,775
4.500% due 01/15/2021	23,000	24,092
4.750% due 01/15/2022	5,000	5,200
6.000% due 08/15/2040	4,000	4,040
6.125% due 10/01/2035	20,000	20,950
6.250% due 07/15/2041	10,000	10,425
8.500% due 06/01/2024	4,000	4,630
TEGNA, Inc.
4.875% due 09/15/2021	3,500	3,605
5.500% due 09/15/2024	10,750	11,113
Teine Energy Ltd.
6.875% due 09/30/2022	10,000	10,188
Teleflex, Inc.
4.875% due 06/01/2026	6,250	6,422
5.250% due 06/15/2024	5,000	5,200
Tempur Sealy International, Inc.
5.500% due 06/15/2026	10,000	10,188
5.625% due 10/15/2023	12,000	12,510
Tenet Healthcare Corp.
4.375% due 10/01/2021	10,000	10,200
4.500% due 04/01/2021	7,000	7,149
5.000% due 03/01/2019	20,000	21,007
6.000% due 10/01/2020	6,350	6,818
6.750% due 06/15/2023 (h)	12,000	12,030
8.125% due 04/01/2022	14,000	14,910
Tennant Co.
5.625% due 05/01/2025	11,685	12,328
Terex Corp.
5.625% due 02/01/2025	7,975	8,214
Tesoro Logistics LP
5.250% due 01/15/2025	2,750	2,898
5.875% due 10/01/2020	4,610	4,719
6.125% due 10/15/2021	250	261
6.250% due 10/15/2022	15,000	16,012
THC Escrow Corp.
4.625% due 07/15/2024	8,625	8,670
5.125% due 05/01/2025	16,250	16,352
Time, Inc.
5.750% due 04/15/2022 (h)	10,000	10,388
TransDigm, Inc.
6.000% due 07/15/2022	12,000	12,390
6.375% due 06/15/2026	20,000	20,350
6.500% due 07/15/2024	30,000	31,050
Transocean, Inc.
6.800% due 03/15/2038 (h)	11,000	8,085
7.500% due 04/15/2031	28,000	22,540
9.000% due 07/15/2023	30,000	31,275
TreeHouse Foods, Inc.
4.875% due 03/15/2022	10,250	10,634
6.000% due 02/15/2024	12,000	12,840
Tribune Media Co.
5.875% due 07/15/2022	10,000	10,525
Triumph Group, Inc.
4.875% due 04/01/2021	10,000	9,988
U.S. Concrete, Inc.
6.375% due 06/01/2024	22,575	23,930

U.S. Foods, Inc.
5.875% due 06/15/2024		15,000	15,637
United Rentals North America, Inc.
4.625% due 07/15/2023		2,750	2,866
5.500% due 07/15/2025		12,750	13,403
5.500% due 05/15/2027		15,500	16,004
5.875% due 09/15/2026		5,000	5,344
7.625% due 04/15/2022		2,123	2,224
United States Steel Corp.
8.375% due 07/01/2021		8,975	9,895
Unitymedia GmbH
6.125% due 01/15/2025		15,000	16,162
Unitymedia Hessen GmbH & Co. KG
4.625% due 02/15/2026	EUR	4,000	4,972
5.000% due 01/15/2025		$13,750	14,472
5.500% due 01/15/2023		21,600	22,464
Univar USA, Inc.
6.750% due 07/15/2023		15,000	15,712
Univision Communications, Inc.
5.125% due 05/15/2023		20,000	20,244
5.125% due 02/15/2025		35,000	34,781
6.750% due 09/15/2022		9,981	10,405
UPCB Finance Ltd.
5.375% due 01/15/2025		16,245	17,078
USG Corp.
4.875% due 06/01/2027		10,000	10,313
5.500% due 03/01/2025		20,000	21,325
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	5,000	4,711
5.375% due 03/15/2020		$5,000	4,838
5.500% due 03/01/2023		5,000	4,269
5.625% due 12/01/2021		5,000	4,538
5.875% due 05/15/2023		10,000	8,625
6.125% due 04/15/2025		5,000	4,250
6.375% due 10/15/2020		2,500	2,434
6.500% due 03/15/2022		4,475	4,704
6.750% due 08/15/2021		8,000	7,640
7.000% due 03/15/2024		10,000	10,538
7.250% due 07/15/2022		10,000	9,450
7.500% due 07/15/2021		10,000	9,725
VeriSign, Inc.
4.625% due 05/01/2023		10,000	10,300
4.750% due 07/15/2027		5,000	5,081
5.250% due 04/01/2025		6,250	6,703
Versum Materials, Inc.
5.500% due 09/30/2024		8,700	9,168
Videotron Ltd.
5.000% due 07/15/2022		12,000	12,735
5.125% due 04/15/2027		7,250	7,468
Virgin Media Finance PLC
5.750% due 01/15/2025		8,000	8,330
6.000% due 10/15/2024		10,000	10,638
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		20,000	20,891
5.500% due 08/15/2026		14,000	14,700
Vista Outdoor, Inc.
5.875% due 10/01/2023 (h)		3,250	3,356
Welbilt, Inc.
9.500% due 02/15/2024		10,000	11,650
WellCare Health Plans, Inc.
5.250% due 04/01/2025		11,775	12,364
WESCO Distribution, Inc.
5.375% due 12/15/2021		4,000	4,175
5.375% due 06/15/2024		14,000	14,682
Western Digital Corp.
7.375% due 04/01/2023		5,000	5,506
10.500% due 04/01/2024		5,000	5,911
Whiting Petroleum Corp.
5.000% due 03/15/2019		17,000	16,979
5.750% due 03/15/2021 (h)		6,000	5,670
Williams Cos., Inc.
4.550% due 06/24/2024		30,000	30,975
Wind Acquisition Finance S.A.
4.750% due 07/15/2020		20,000	20,260
7.375% due 04/23/2021		25,000	26,016
WMG Acquisition Corp.
5.000% due 08/01/2023		8,000	8,230
Wolverine World Wide, Inc.
5.000% due 09/01/2026		3,975	3,930
WPX Energy, Inc.
5.250% due 09/15/2024		8,000	7,640
6.000% due 01/15/2022		7,000	6,965
7.500% due 08/01/2020		5,000	5,275
8.250% due 08/01/2023		5,000	5,450
WR Grace & Co-Conn
5.125% due 10/01/2021		10,000	10,750

5.625% due 10/01/2024	8,280	8,880
Wynn Las Vegas LLC
5.250% due 05/15/2027	25,000	25,641
5.500% due 03/01/2025	20,000	21,087
Wynn Macau Ltd.
5.250% due 10/15/2021	10,000	10,275
XPO Logistics, Inc.
6.500% due 06/15/2022	22,500	23,737
Yum! Brands, Inc.
6.875% due 11/15/2037	5,250	5,696
Zayo Group LLC
5.750% due 01/15/2027	19,425	20,372
6.375% due 05/15/2025	2,000	2,166
ZF North America Capital, Inc.
4.000% due 04/29/2020	2,000	2,078
4.500% due 04/29/2022	5,000	5,269
4.750% due 04/29/2025	30,000	31,762
Ziggo Bond Finance BV
5.875% due 01/15/2025	10,000	10,325
Ziggo Secured Finance BV
5.500% due 01/15/2027	24,000	24,570

		7,421,386

UTILITIES 7.8%
AES Corp.
6.000% due 05/15/2026	7,250	7,794
8.000% due 06/01/2020	6,524	7,584
AmeriGas Partners LP
5.500% due 05/20/2025	10,500	10,710
5.750% due 05/20/2027	4,000	4,080
Antero Midstream Partners LP
5.375% due 09/15/2024	5,300	5,446
Blue Racer Midstream LLC
6.125% due 11/15/2022	20,000	20,250
Calpine Corp.
5.375% due 01/15/2023 (h)	24,250	23,735
5.750% due 01/15/2025	25,000	23,562
CenturyLink, Inc.
5.800% due 03/15/2022	12,000	12,525
6.450% due 06/15/2021	12,000	13,020
7.500% due 04/01/2024	10,000	10,975
Covanta Holding Corp.
5.875% due 03/01/2024	2,000	1,955
5.875% due 07/01/2025	7,000	6,808
6.375% due 10/01/2022	6,500	6,711
Extraction Oil & Gas, Inc.
7.875% due 07/15/2021	4,000	4,130
Frontier Communications Corp.
6.875% due 01/15/2025	20,000	15,850
7.125% due 03/15/2019	10,000	10,450
10.500% due 09/15/2022	18,750	17,930
11.000% due 09/15/2025	10,000	9,325
Genesis Energy LP
5.625% due 06/15/2024	4,000	3,810
5.750% due 02/15/2021	6,575	6,591
6.000% due 05/15/2023	9,000	8,865
6.750% due 08/01/2022	7,750	7,808
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	16,000	16,680
NGL Energy Partners LP
6.125% due 03/01/2025	7,000	6,440
7.500% due 11/01/2023	5,000	4,956
NGPL PipeCo LLC
7.119% due 12/15/2017	5,000	5,119
NRG Energy, Inc.
6.250% due 07/15/2022	15,000	15,469
6.250% due 05/01/2024	10,000	10,150
6.625% due 03/15/2023	25,000	25,812
6.625% due 01/15/2027	20,000	20,125
7.625% due 01/15/2018	1,333	1,380
7.875% due 05/15/2021	3,944	4,092
NRG Yield Operating LLC
5.000% due 09/15/2026	10,000	10,225
5.375% due 08/15/2024	2,000	2,108
NSG Holdings LLC
7.750% due 12/15/2025	22,779	24,601
Parsley Energy LLC
5.250% due 08/15/2025	4,000	4,010
5.375% due 01/15/2025	15,000	15,188
6.250% due 06/01/2024	8,500	8,968
Petrobras Global Finance BV
6.125% due 01/17/2022	5,750	5,951
6.250% due 03/17/2024	3,500	3,575
6.750% due 01/27/2041	3,000	2,820
7.375% due 01/17/2027	5,750	6,098

Red Oak Power LLC
9.200% due 11/30/2029	3,795	4,099
Sprint Capital Corp.
6.900% due 05/01/2019	5,000	5,361
8.750% due 03/15/2032	25,000	31,562
Sprint Communications, Inc.
6.000% due 11/15/2022	27,000	28,687
7.000% due 03/01/2020	5,000	5,500
7.000% due 08/15/2020	25,000	27,562
9.000% due 11/15/2018	1,854	2,014
Sprint Corp.
7.125% due 06/15/2024	20,000	22,300
7.250% due 09/15/2021	37,000	41,209
7.625% due 02/15/2025	17,000	19,614
7.875% due 09/15/2023	50,000	57,625
Talen Energy Supply LLC
4.625% due 07/15/2019	883	863
6.500% due 06/01/2025	7,000	4,953
Tallgrass Energy Partners LP
5.500% due 09/15/2024	21,000	21,367
Targa Resources Partners LP
4.250% due 11/15/2023	15,000	14,719
5.250% due 05/01/2023	15,000	15,450
Telecom Italia Capital S.A.
6.375% due 11/15/2033	12,625	13,698
7.200% due 07/18/2036	6,000	6,986
Telecom Italia SpA
5.303% due 05/30/2024	25,000	26,906
Tenaska Alabama Partners LP
7.000% due 06/30/2021	13,480	13,851
Terraform Global Operating LLC
9.750% due 08/15/2022	5,000	5,625
TerraForm Power Operating LLC
6.375% due 02/01/2023	20,000	20,900
6.625% due 06/15/2025	3,150	3,363
Transocean Proteus Ltd.
6.250% due 12/01/2024	8,075	8,277

		836,172

Total Corporate Bonds & Notes (Cost $8,766,175)		9,099,867

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust
3.035% due 10/25/2035 ^	56	47
Countrywide Home Loan Mortgage Pass-Through Trust
3.155% due 02/20/2036 ^	135	113
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	7	7
First Horizon Alternative Mortgage Securities Trust
3.178% due 10/25/2034	36	35
GreenPoint Mortgage Funding Trust
1.416% due 10/25/2046	635	504
1.416% due 12/25/2046 ^	418	323
GSR Mortgage Loan Trust
3.311% due 04/25/2035	24	24
HarborView Mortgage Loan Trust
3.732% due 08/19/2036 ^	108	101
Lehman XS Trust
1.456% due 09/25/2046 ^	23	20
Residential Accredit Loans, Inc. Trust
4.336% due 09/25/2035 ^	131	111
Structured Asset Mortgage Investments Trust
1.426% due 05/25/2036	1,244	983
1.459% due 07/19/2035	40	39
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	268	202
WaMu Mortgage Pass-Through Certificates Trust
1.626% due 12/25/2045	265	254

Total Non-Agency Mortgage-Backed Securities (Cost $2,423)		2,763

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
1.576% due 04/25/2037	365	184

NovaStar Mortgage Funding Trust
1.316% due 03/25/2037	77	41

Total Asset-Backed Securities (Cost $329)		225

	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. ‘A’ (b)(f)	170,260	312
NVHL S.A. ‘B’ (b)(f)	170,260	311
NVHL S.A. ‘C’ (b)(f)	170,260	311
NVHL S.A. ‘D’ (b)(f)	170,260	311
NVHL S.A. ‘E’ (b)(f)	170,260	311
NVHL S.A. ‘F’ (b)(f)	170,260	311
NVHL S.A. ‘G’ (b)(f)	170,260	311
NVHL S.A. ‘H’ (b)(f)	170,260	311
NVHL S.A. ‘I’ (b)(f)	170,260	311
NVHL S.A. ‘J’ (b)(f)	170,260	311

		3,111

INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. (f)	6,323	31

Total Common Stocks (Cost $5,538)		3,142

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019	2,421,000	136

Total Warrants (Cost $0)		136

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Pinnacle Agriculture Holdings LLC
3.000% (f)	657,554	308

Total Preferred Securities (Cost $438)		308

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.1%		13,176

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.921% due 08/31/2017 (c)(d)(k)	1,726	1,724

Total Short-Term Instruments (Cost $14,899)		14,900

Total Investments in Securities (Cost $8,846,158)		9,176,161

	SHARES
INVESTMENTS IN AFFILIATES 14.1%
SHORT-TERM INSTRUMENTS 14.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.1%
PIMCO Short-Term Floating NAV Portfolio III	152,996,148	1,512,520

Total Short-Term Instruments (Cost $1,512,468)		1,512,520

Total Investments in Affiliates (Cost $1,512,468)		1,512,520

Total Investments 99.1% (Cost $10,358,626)		$10,688,681
Financial Derivative Instruments (i)(j) (0.0)% (Cost or Premiums, net $(4))		(133)
Other Assets and Liabilities, net 0.9%		91,949

Net Assets 100.0%		$10,780,497

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$31	0.00%
NVHL S.A. ‘A’	03/09/2012	553	312	0.01
NVHL S.A. ‘B’	03/09/2012	553	311	0.01
NVHL S.A. ‘C’	03/09/2012	554	311	0.01
NVHL S.A. ‘D’	03/09/2012	554	311	0.00
NVHL S.A. ‘E’	03/09/2012	554	311	0.00
NVHL S.A. ‘F’	03/09/2012	554	311	0.00
NVHL S.A. ‘G’	03/09/2012	554	311	0.00
NVHL S.A. ‘H’	03/09/2012	554	311	0.00
NVHL S.A. ‘I’	03/09/2012	554	311	0.00
NVHL S.A. ‘J’	03/09/2012	554	311	0.00
Pinnacle Agriculture Holdings LLC 3.000%	08/20/2014 - 09/05/2014	438	308	0.00

		$5,976	$3,450	0.03%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$13,176	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(13,443)	$13,176	$13,176

Total Repurchase Agreements						$(13,443)	$13,176	$13,176

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(5.500)%	06/01/2017	TBD	(4)	$(3,747)	$(3,729)
	(2.000)	06/27/2017	TBD	(4)	(9,394)	(9,391)
	(1.250)	06/12/2017	TBD	(4)	(5,654)	(5,650)
	(0.750)	04/07/2017	TBD	(4)	(9,045)	(9,029)
	(0.650)	06/29/2017	07/17/2017		(2,984)	(2,984)
	(0.625)	06/30/2017	TBD	(4)	(4,343)	(4,343)
	(0.500)	09/26/2016	09/26/2017		(4,748)	(4,730)
	(0.500)	01/06/2017	08/19/2018		(4,027)	(4,017)
	(0.500)	05/23/2017	TBD	(4)	(887)	(886)
	(0.500)	06/28/2017	TBD	(4)	(436)	(436)
	(0.250)	02/27/2017	TBD	(4)	(3,493)	(3,490)
	(0.250)	03/27/2017	TBD	(4)	(864)	(863)
	0.100	06/16/2017	TBD	(4)	(20,980)	(20,981)
	0.500	06/16/2017	TBD	(4)	(27,465)	(27,471)
RDR	(4.000)	06/05/2017	TBD	(4)	(2,105)	(2,098)
	(1.250)	03/16/2017	TBD	(4)	(7,301)	(7,273)
	(0.750)	12/12/2016	12/12/2017		(5,748)	(5,724)

Total Reverse Repurchase Agreements						$(113,095)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(132,685) at a weighted average interest rate of (0.599)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.

(h)	Securities with an aggregate market value of $123,780 and cash of $130 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$48,000	$1,610	$1,947	$3,557	$46	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	73,500	190	5,210	5,400	115	0
CDX.HY-26 5-Year Index	5.000	06/20/2021	49,500	1,490	2,455	3,945	73	0
CDX.HY-27 5-Year Index	5.000	12/20/2021	99,000	5,215	2,378	7,593	213	0
CDX.HY-28 5-Year Index	5.000	06/20/2022	300,000	20,449	747	21,196	689	0

				$28,954	$12,737	$41,691	$1,136	$0

Total Swap Agreements				$28,954	$12,737	$41,691	$1,136	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $28,644 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	EUR	88,095		$99,019	$0	$(1,599)
CBK	07/2017	GBP	6,460		8,312	0	(102)
FBF	07/2017		$84,840	EUR	74,848	647	0
	08/2017	EUR	74,848		$84,966	0	(644)
GLM	08/2017		$1,123	CHF	1,125	53	0
JPM	07/2017		14,852	EUR	13,247	278	0
	08/2017		24,229		21,217	39	0
UAG	07/2017		8,279	GBP	6,460	135	0
	08/2017	GBP	6,460		$8,286	0	(135)

Total Forward Foreign Currency Contracts						$1,152	$(2,480)

Swap Agreements:

Total Return Swaps on Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	03/20/2018	$25,000	$(4)	$63	$59	$0

Total Swap Agreements							$(4)	$63	$59	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $1,723 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$53,390	$1,430	$54,820
Corporate Bonds & Notes
Banking & Finance	0	842,309	0	842,309
Industrials	0	7,421,386	0	7,421,386
Utilities	0	836,172	0	836,172
Non-Agency Mortgage-Backed Securities	0	2,763	0	2,763
Asset-Backed Securities	0	225	0	225
Common Stocks
Health Care	0	3,111	0	3,111
Information Technology	0	0	31	31
Warrants
Information Technology	0	0	136	136
Preferred Securities
Industrials	0	0	308	308
Short-Term Instruments
Repurchase Agreements	0	13,176	0	13,176
U.S. Treasury Bills	0	1,724	0	1,724
	$0	$9,174,256	$1,905	$9,176,161

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,512,520	$0	$0	$1,512,520

Total Investments	$1,512,520	$9,174,256	$1,905	$10,688,681

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,136	0	1,136
Over the counter	0	1,211	0	1,211
	$0	$2,347	$0	$2,347

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,480)	$0	$(2,480)

Total Financial Derivative Instruments	$0	$(133)	$0	$(133)

Totals	$1,512,520	$9,174,123	$1,905	$10,688,548
There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.9%
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.7%
Illinois Receivables Trust
8.250% due 07/01/2018	$6,000	$5,985

Total Corporate Bonds & Notes (Cost $6,000)		5,985

MUNICIPAL BONDS & NOTES 97.1%
ALABAMA 4.5%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	871
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	9,675	7,897
6.500% due 10/01/2053	8,750	10,533
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	15,500	19,139

		38,440

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	138

ARIZONA 1.8%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,750
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,050
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	2,500	2,489
6.000% due 01/01/2048	6,000	6,034
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	1,000

		15,323

CALIFORNIA 12.8%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	11,000	1,081
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	5,000	5,605
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,643
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	6,680	7,587
5.000% due 11/15/2046 (e)	23,750	27,121
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2037 (a)	1,000	1,169
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	636
7.000% due 10/01/2039	500	506
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,139
7.750% due 04/01/2031	755	902
California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	1,034
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	3,000	3,003
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,035
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,500	1,613
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	760	827
5.000% due 07/01/2047	850	915
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,061
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	762
5.000% due 06/01/2046	2,590	2,611
5.000% due 06/01/2051	1,000	1,007

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	548
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.250% due 12/01/2034	2,000	2,203
5.500% due 12/01/2054	3,000	3,292
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,945
5.250% due 12/01/2056	3,445	3,770
California Statewide Communities Development Authority Revenue Notes, Series 2007
5.750% due 11/01/2017	140	141
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,665
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,358
5.000% due 09/01/2034	1,300	1,382
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,083
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,130
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,119
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,500	4,980
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,092
Sacramento, California Water Revenue Bonds, Series 2017
4.000% due 09/01/2035	1,280	1,380
4.000% due 09/01/2036	1,830	1,968
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,842
6.250% due 10/01/2040	1,000	1,223
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,108
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	574

		110,061

COLORADO 1.6%
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,027
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,635
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	524
5.750% due 12/01/2045	1,000	1,045
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
6.000% due 12/01/2046	1,500	1,557
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016
4.375% due 12/01/2033	750	735
5.000% due 12/01/2045	1,250	1,262
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,863
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	830
Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016
5.000% due 12/01/2036	850	888

		13,366

CONNECTICUT 0.1%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	662	714

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	441

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	145	166

FLORIDA 3.1%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,178
8.000% due 10/01/2046	1,250	1,467
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	2,005	2,023
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052	4,365	4,368
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	250
Florida Development Finance Corp. Revenue Bonds, Series 2017
6.125% due 06/15/2047	5,360	5,413

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	185	203
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2015
5.000% due 06/01/2048	3,900	3,822
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (c)	2,815	1,503
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,177
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,781
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,708
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,750	1,968

		26,861

GEORGIA 1.8%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040 (a)	11,000	11,024
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.125% due 03/01/2052	1,620	1,659
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,531
Municipal Electric Authority of Georgia Revenue Bonds, Series 2016
5.000% due 01/01/2028	1,000	1,173

		15,387

HAWAII 0.2%
Hawaii Department of Budget & Finace Revenue Notes, Series 2017
3.100% due 05/01/2026	2,000	2,005

ILLINOIS 7.5%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,000
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015
5.250% due 12/01/2039	2,000	1,626
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2052	5,500	6,072
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	6,960
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,297
Chicago, Illinois General Obligation Bonds, Series 2012
5.432% due 01/01/2042	2,000	1,703
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	6,000	5,969
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,120	3,156
6.000% due 01/01/2038	8,000	8,227
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,065
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	470
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	511
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,694
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,365
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	3,035	3,036
6.250% due 12/01/2052	1,500	1,485
Illinois State General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 02/01/2031	1,500	1,527
Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,640	1,648
Illinois State General Obligation Bonds, Series 2010
5.000% due 01/01/2022	1,740	1,782
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	4,550	4,696
5.250% due 02/01/2028	2,500	2,516
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	1,733
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	934

		64,472

INDIANA 2.3%
Allen County, Indiana Revenue Bonds, Series 2017
6.875% due 01/15/2052	2,300	2,416
Chesterton, Indiana Revenue Bonds, Series 2016
6.125% due 01/15/2034	2,000	2,035

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	406
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	2,060	2,219
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,073
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.000% due 11/15/2046	4,325	4,894
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,659
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,763
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,705	1,968

		19,533

IOWA 1.5%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,045
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
5.400% due 11/15/2046 ^	2,003	2,013
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	3,004
5.625% due 06/01/2046	5,000	5,007
6.500% due 06/01/2023	1,590	1,590

		12,662

KANSAS 0.4%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^	4,063	894
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	227
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	530
5.250% due 12/01/2036	500	531
5.375% due 12/01/2046	1,125	1,193

		3,375

KENTUCKY 1.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.500% due 11/15/2035	1,250	1,258
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2041	5,000	5,473
5.000% due 08/15/2046	3,350	3,650

		10,381

LOUISIANA 0.5%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,196
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2006
6.125% due 06/01/2025	2,250	2,354
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	536

		4,086

MAINE 0.5%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	4,300	4,375

MARYLAND 1.4%
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2046	1,000	1,114
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	7,560	7,652
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	278
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,702

		11,746

MASSACHUSETTS 1.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2016
4.000% due 04/01/2046	5,000	5,178
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2043	4,500	4,918
5.000% due 01/01/2047	2,500	2,760

Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	575	609

		13,465

MICHIGAN 3.1%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036 ^	430	26
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	670	670
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,125
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	695	696
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	6,385	6,698
5.000% due 07/01/2033	2,000	2,228
5.000% due 07/01/2044	4,500	4,821
Michigan Finance Authority Revenue Notes, Series 2014
3.875% due 10/01/2023	3,000	3,190
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	1,000	759
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	965	965
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	197,000	4,600
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	541

		26,319

MINNESOTA 0.6%
Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2016
5.000% due 08/01/2036	750	765
5.000% due 08/01/2046	1,500	1,513
5.000% due 08/01/2051	1,115	1,121
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,023
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	848

		5,270

MISSOURI 0.6%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	230
5.550% due 10/01/2036	45	41
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,489
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	256
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,500	2,664
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	509

		5,189

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	166
Kalispell, Montana Revenue Bonds, Series 2017
5.250% due 05/15/2047	1,500	1,557

		1,723

NEBRASKA 0.6%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,498

NEVADA 0.4%
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,600	3,331

NEW JERSEY 4.9%
Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	1,190	1,350
Casino Reinvestment Development Authority, New Jersey Revenue Bonds, Series 2014
5.250% due 11/01/2039	1,650	1,681
5.250% due 11/01/2044	1,625	1,652
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,577

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	5,494
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 07/01/2052	2,000	2,253
5.000% due 07/01/2057	2,250	2,516
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	8,500	3,958
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,462
5.250% due 06/15/2041	1,000	1,039
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,757
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.625% due 06/01/2026	1,025	1,026
4.750% due 06/01/2034	4,200	4,154
5.000% due 06/01/2041	10,000	9,835

		41,754

NEW YORK 8.4%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,946
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	2,000	2,255
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
5.500% due 09/01/2045	6,500	7,129
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,273
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,169
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	80,000	5,341
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,604
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,750	6,197
5.375% due 11/15/2040	4,000	4,420
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	570
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.295% due 10/01/2036	5,600	5,152
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	3,985	4,308
5.250% due 01/01/2050	5,000	5,481
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,008
TSASC Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	9,226
5.000% due 06/01/2034	1,500	1,699

		71,778

NORTH CAROLINA 0.2%
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	798
6.000% due 04/01/2038	500	507
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	605

		1,910

OHIO 7.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	57,500	4,087
5.125% due 06/01/2024	22,000	21,273
5.750% due 06/01/2034	655	635
5.875% due 06/01/2047	5,000	4,879
6.250% due 06/01/2037	3,175	3,213
6.500% due 06/01/2047	15,350	15,379
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.500% due 01/15/2052	2,000	2,031
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,743
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.625% due 12/01/2033	1,565	681
3.750% due 12/01/2023	1,000	436
Ohio Air Quality Development Authority Revenue Bonds, Series 2012
6.750% due 06/01/2024	1,500	1,530
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	1,090	458
Ohio State Water Development Authority Revenue Bonds, Series 2006
4.000% due 12/01/2033	5,800	2,526
Ohio Water Development Authority Revenue Bonds, Series 2006
3.000% due 05/15/2019	2,000	846

Toledo-Lucas County, Ohio Port Authority Revenue Bonds, Series 2016
6.375% due 01/15/2051	1,500	1,517

		65,234

OKLAHOMA 0.6%
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036	790	768
6.875% due 11/01/2046	1,625	1,580
7.000% due 11/01/2051	3,250	3,208

		5,556

OREGON 0.6%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	231
Port of Portland, Oregon Airport Revenue Bonds, Series 2017
5.000% due 07/01/2047	4,000	4,550

		4,781

PENNSYLVANIA 3.2%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	798
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2042 (a)	7,000	7,269
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2006
3.500% due 04/01/2041	3,000	1,264
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	522
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	480	458
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	518
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,159
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2039	1,980	2,269
5.000% due 02/15/2045 (e)	6,000	6,829
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	$250	250
6.375% due 07/01/2030	1,000	1,000
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	530
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	456
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,528
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	485	485

		27,335

PUERTO RICO 2.8%
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
0.000% due 07/01/2029 (c)	3,750	681
5.850% due 07/01/2023	5,000	2,000
6.150% due 07/01/2038	2,500	1,000
6.200% due 07/01/2039	2,400	960
6.550% due 07/01/2058	2,500	1,000
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.289% due 07/01/2029	11,195	8,956
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003
5.500% due 07/01/2020 ^	10	6
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^	10	6
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.200% due 07/01/2019 ^	20	12
5.000% due 07/01/2018 ^	15	9
5.000% due 07/01/2020 ^	735	449
5.000% due 07/01/2021 ^	505	309
5.000% due 07/01/2022 ^	50	31
5.000% due 07/01/2024 ^	145	89
5.000% due 07/01/2025 ^	70	43
5.000% due 07/01/2026 ^	10	6
5.000% due 07/01/2032 ^	300	184
5.000% due 07/01/2037 ^	120	74
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.250% due 07/01/2033 ^	20	12
5.375% due 07/01/2024 ^	55	34
5.500% due 07/01/2020 ^	10	6
5.500% due 07/01/2021 ^	55	34
5.500% due 07/01/2038 ^	160	98
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^	100	61

3.875% due 07/01/2023 ^	75	46
4.375% due 07/01/2021 ^	45	28
4.500% due 07/01/2023 ^	15	9
4.600% due 07/01/2024 ^	50	31
4.625% due 07/01/2025 ^	35	21
4.750% due 07/01/2026 ^	245	150
4.750% due 07/01/2027 ^	50	31
5.000% due 07/01/2021 ^	60	37
5.000% due 07/01/2022 ^	35	21
5.000% due 07/01/2024 ^	50	31
5.000% due 07/01/2025 ^	25	15
5.000% due 07/01/2026 ^	65	40
5.250% due 07/01/2021 ^	260	159
5.250% due 07/01/2022 ^	40	24
5.250% due 07/01/2025 ^	25	15
5.250% due 07/01/2026 ^	100	61
5.250% due 07/01/2027 ^	140	85
5.250% due 07/01/2030 ^	15	9
5.250% due 07/01/2031 ^	30	18
5.250% due 07/01/2040 ^	115	71
5.750% due 07/01/2036 ^	25	15
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^	100	61
5.000% due 07/01/2042 ^	1,055	646
5.050% due 07/01/2042 ^	140	86
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
6.750% due 07/01/2036 ^	665	407
7.000% due 07/01/2033 ^	10	6
7.000% due 07/01/2040 ^	20	12
7.000% due 07/01/2043 ^	85	52
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.300% due 07/01/2019 ^	75	46
3.500% due 07/01/2020 ^	395	241
4.100% due 07/01/2019 ^	100	61
4.250% due 07/01/2020 ^	1,375	840
5.000% due 07/01/2018 ^	180	110
5.000% due 07/01/2019 ^	60	37
5.000% due 07/01/2020 ^	5,020	3,066
5.250% due 07/01/2020 ^	140	86
Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,499

		24,233

RHODE ISLAND 1.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,750	1,860
5.000% due 06/01/2050	11,000	11,230

		13,090

SOUTH CAROLINA 1.5%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.000% due 12/01/2048	3,395	3,644
South Carolina Public Service Authority Revenue Bonds, Series 2015
5.000% due 12/01/2050	5,000	5,435
South Carolina Public Service Authority Revenue Bonds, Series 2016
5.000% due 12/01/2056	3,365	3,679

		12,758

TENNESSEE 2.4%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (c)	8,000	3,553
5.125% due 12/01/2042	2,500	2,436
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2023 (c)	3,670	2,729
0.000% due 12/01/2025 (c)	1,950	1,293
0.000% due 12/01/2026 (c)	2,090	1,308
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	2,058
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,059
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017
7.500% due 06/01/2047	2,500	2,515
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	543
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	775	891
5.000% due 02/01/2025	1,545	1,806

		20,191

TEXAS 10.0%
Allen Independent School District, Texas General Obligations Bonds, Series 2017
5.000% due 02/15/2042	3,515	4,071
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,898
Austin, Texas Airport System Revenue Bonds, Series 2017
5.000% due 11/15/2046	3,000	3,447
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,156
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	580
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,097
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	783
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,629
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	815
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	240	287
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,889
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2015
5.000% due 07/01/2035	2,000	2,163
5.000% due 07/01/2047	5,000	5,332
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	3,055	3,136
5.000% due 04/01/2031	1,300	1,430
5.000% due 04/01/2036	1,000	1,071
5.000% due 07/01/2046	1,500	1,609
5.250% due 07/01/2036	400	414
5.750% due 07/01/2051	1,000	1,058
7.000% due 07/01/2051	1,450	1,463
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016
5.000% due 04/01/2023	385	434
5.000% due 04/01/2024	405	458
5.000% due 04/01/2025	425	476
5.000% due 04/01/2026	445	499
6.000% due 07/01/2026	125	122
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	153
5.750% due 01/01/2033	350	358
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,146
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,099
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	551
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	17,750	18,303
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,023
5.500% due 01/01/2032	500	531
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	135
6.000% due 09/15/2046	365	350
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,050
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,154
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
1.704% due 09/15/2027	2,250	2,177
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	7,735	9,467
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,108
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016
6.750% due 12/01/2051	2,500	2,517

		85,439

U.S. VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	1,000	845
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,250	1,048
5.250% due 10/01/2029	7,250	5,583

		7,476

UTAH 0.5%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	2,000	2,294
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,350	1,350
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	483

		4,127

VIRGINIA 0.4%
Ballston Quarter Community Development Authority, Virginia Tax Allocation Bonds, Series 2016
5.500% due 03/01/2046	1,750	1,725
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	114	8
6.000% due 06/01/2043	353	345
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	563	555
6.050% due 03/01/2054 ^	592	89
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	964	966

		3,688

WASHINGTON 0.4%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,024
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	276
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.310% due 01/01/2035	1,500	1,497
Washington State Housing Finance Commission Revenue Bonds, Series 2015
7.000% due 07/01/2050	750	738

		3,535

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	76,000	4,084
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041 ^	480	437

		4,521

WISCONSIN 2.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	6,000	6,123
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	803
7.000% due 11/01/2046	3,500	3,574
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,275
Public Finance Authority, Wisconsin Revenue Notes, Series 2017
6.250% due 08/01/2027	6,000	6,171
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,068

		20,014

Total Municipal Bonds & Notes (Cost $794,688)		831,747

SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.938% due 08/31/2017 (b)(c)(h)	698	697

Total Short-Term Instruments (Cost $697)		697

Total Investments in Securities (Cost $801,385)		838,429

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III
	2,486,953	24,586

Total Short-Term Instruments (Cost $24,582)	24,586

Total Investments in Affiliates (Cost $24,582)	24,586

Total Investments 100.8% (Cost $825,967)	$863,015
Financial Derivative Instruments (f)(g) 0.1% (Cost or Premiums, net $(761))	956
Other Assets and Liabilities, net (0.9)%	(7,952)

Net Assets 100.0%	$856,019

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	09/2017	107	$(16,445)	$194	$60	$0

Total Futures Contracts				$194	$60	$0

Cash of $981 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(g)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015 8.000% due 04/01/2018	Cash Flow from Underlying Asset	1-Month USD-LIBOR plus a specified spread	04/01/2018	$12,500	$0	$1,208	$1,208	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (2)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-28 5-Year Index	(1.000)%	06/20/2022	$41,200	$(761)	$212	$0	$(549)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$11,800	$0	$237	$237	$0

Total Swap Agreements						$(761)	$1,657	$1,445	$(549)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $385 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$5,985	$5,985
Municipal Bonds & Notes
Alabama	0	38,440	0	38,440
Alaska	0	138	0	138
Arizona	0	15,323	0	15,323
California	0	110,061	0	110,061
Colorado	0	13,366	0	13,366
Connecticut	0	714	0	714
Delaware	0	441	0	441
District of Columbia	0	166	0	166
Florida	0	26,861	0	26,861
Georgia	0	15,387	0	15,387
Hawaii	0	2,005	0	2,005
Illinois	0	64,472	0	64,472
Indiana	0	19,533	0	19,533
Iowa	0	12,662	0	12,662
Kansas	0	3,375	0	3,375
Kentucky	0	10,381	0	10,381
Louisiana	0	4,086	0	4,086
Maine	0	4,375	0	4,375
Maryland	0	11,746	0	11,746
Massachusetts	0	13,465	0	13,465
Michigan	0	26,319	0	26,319
Minnesota	0	5,270	0	5,270
Missouri	0	5,189	0	5,189
Montana	0	1,723	0	1,723
Nebraska	0	5,498	0	5,498
Nevada	0	3,331	0	3,331
New Jersey	0	41,754	0	41,754
New York	0	71,778	0	71,778
North Carolina	0	1,910	0	1,910
Ohio	0	65,234	0	65,234
Oklahoma	0	5,556	0	5,556
Oregon	0	4,781	0	4,781
Pennsylvania	0	27,335	0	27,335
Puerto Rico	0	24,233	0	24,233
Rhode Island	0	13,090	0	13,090
South Carolina	0	12,758	0	12,758
Tennessee	0	20,191	0	20,191
Texas	0	85,439	0	85,439
U.S. Virgin Islands	0	7,476	0	7,476
Utah	0	4,127	0	4,127
Virginia	0	3,688	0	3,688
Washington	0	3,535	0	3,535
West Virginia	0	4,521	0	4,521
Wisconsin	0	20,014	0	20,014
Short-Term Instruments
U.S. Treasury Bills	0	697	0	697
	$0	$832,444	$5,985	$838,429

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,586	$0	$0	$24,586

Total Investments	$24,586	$832,444	$5,985	$863,015

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	60	0	0	60
Over the counter	0	237	1,208	1,445
	$60	$237	$1,208	$1,505

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(549)	$0	$(549)

Total Financial Derivative Instruments	$60	$(312)	$1,208	$956

Totals	$24,646	$832,132	$7,193	$863,971

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Ascend Learning LLC
TBD% due 05/19/2018		$3,000	$3,000
CD&R Plumb Buyer LLC
TBD% due 06/25/2018		6,500	6,467
CDRH Parent, Inc.
9.150% due 07/01/2022		3,000	2,145

Total Loan Participations and Assignments (Cost $12,433)			11,612

CORPORATE BONDS & NOTES 86.5%
BANKING & FINANCE 8.9%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020		5,000	3,806
Ally Financial, Inc.
4.625% due 03/30/2025		2,000	2,056
7.500% due 09/15/2020		2,000	2,270
8.000% due 03/15/2020		4,016	4,578
8.000% due 11/01/2031		668	822
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025		2,750	2,619
Banco Santander S.A.
6.250% due 09/11/2021 (f)	EUR	5,000	5,928
Barclays PLC
7.875% due 09/15/2022 (f)	GBP	2,000	2,817
8.000% due 12/15/2020 (f)	EUR	1,000	1,256
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$3,000	3,017
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		4,000	4,455
CIT Group, Inc.
5.000% due 08/15/2022		5,000	5,400
5.000% due 08/01/2023		2,000	2,160
Credit Agricole S.A.
7.875% due 01/23/2024 (f)		5,000	5,512
ESH Hospitality, Inc.
5.250% due 05/01/2025		3,000	3,116
FBM Finance, Inc.
8.250% due 08/15/2021		7,000	7,534
Infinity Acquisition LLC
7.250% due 08/01/2022		4,000	3,870
Intesa Sanpaolo SpA
5.017% due 06/26/2024		3,000	3,047
5.710% due 01/15/2026		3,000	3,173
7.700% due 09/17/2025 (f)		2,500	2,609
Lloyds Banking Group PLC
7.500% due 06/27/2024 (f)		6,000	6,634
Mercury Bondco PLC (8.250% Cash or 9.000% PIK)
8.250% due 05/30/2021 (b)	EUR	5,000	6,009
Navient Corp.
5.000% due 10/26/2020		$2,000	2,080
5.875% due 10/25/2024		2,000	2,046
6.125% due 03/25/2024		2,000	2,070
6.500% due 06/15/2022		1,500	1,594
8.000% due 03/25/2020		3,000	3,360
OneMain Financial Holdings LLC
7.250% due 12/15/2021		2,000	2,117
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		2,000	2,069
7.648% due 09/30/2031 (f)		3,000	3,712
8.000% due 08/10/2025 (f)		1,500	1,632
9.118% due 10/30/2017 (f)		350	359
Springleaf Finance Corp.
7.750% due 10/01/2021		1,025	1,151
8.250% due 10/01/2023		1,500	1,684
Tempo Acquisition LLC
6.750% due 06/01/2025		3,000	3,075
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	890	1,319
UniCredit SpA
8.000% due 06/03/2024 (f)		$3,000	3,089
USIS Merger Sub, Inc.
6.875% due 05/01/2025		2,500	2,550

			116,595

INDUSTRIALS 70.5%
24 Hour Holdings LLC
8.000% due 06/01/2022		2,500	2,337
Accudyne Industries Borrower
7.750% due 12/15/2020		5,000	5,025
Adient Global Holdings Ltd.
4.875% due 08/15/2026		2,500	2,519
ADT Corp.
3.500% due 07/15/2022		1,000	972
4.125% due 06/15/2023		2,000	1,988
4.875% due 07/15/2032		2,000	1,760
Advanced Disposal Services, Inc.
5.625% due 11/15/2024		2,500	2,581
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023		7,000	6,667
Alcoa Nederland Holding BV
6.750% due 09/30/2024		500	545
7.000% due 09/30/2026		750	827
Aleris International, Inc.
7.875% due 11/01/2020		5,000	4,737
9.500% due 04/01/2021		2,000	2,067
Alpha BV
6.250% due 02/01/2025		4,000	4,135
Alpine Finance Merger Sub LLC
6.875% due 08/01/2025 (a)		3,250	3,315
Altice Financing S.A.
6.500% due 01/15/2022		1,000	1,048
6.625% due 02/15/2023		2,000	2,127
7.500% due 05/15/2026		1,000	1,113
Altice Finco S.A.
7.625% due 02/15/2025		1,500	1,607
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,000	1,212
7.625% due 02/15/2025		$3,000	3,311
7.750% due 05/15/2022		2,000	2,125
Altice U.S. Finance Corp.
5.500% due 05/15/2026		2,000	2,105
AMC Networks, Inc.
5.000% due 04/01/2024		3,000	3,079
Anglo American Capital PLC
4.125% due 04/15/2021		1,000	1,031
4.450% due 09/27/2020		2,000	2,095
Antero Resources Corp.
5.000% due 03/01/2025		3,000	2,925
5.125% due 12/01/2022		1,000	1,007
Arconic, Inc.
5.125% due 10/01/2024		3,000	3,127
Ardagh Packaging Finance PLC
6.000% due 02/15/2025		2,000	2,105
7.250% due 05/15/2024		5,000	5,487
Ashland LLC
4.750% due 08/15/2022		1,750	1,838
6.875% due 05/15/2043		2,000	2,180
Associated Materials LLC
9.000% due 01/01/2024		5,000	5,350
Avon International Operations, Inc.
7.875% due 08/15/2022		2,000	2,085
BCD Acquisition, Inc.
9.625% due 09/15/2023		2,000	2,170
Berry Plastics Corp.
6.000% due 10/15/2022		1,825	1,953
BlueLine Rental Finance Corp.
9.250% due 03/15/2024		1,250	1,303
BMC Software Finance, Inc.
8.125% due 07/15/2021		4,000	4,161
Bombardier, Inc.
4.750% due 04/15/2019		1,500	1,532
7.500% due 03/15/2025		3,000	3,120
8.750% due 12/01/2021		3,000	3,337
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		1,750	1,757
Boyd Gaming Corp.
6.875% due 05/15/2023		4,000	4,295
Brand Energy & Infrastructure Services, Inc.
8.500% due 07/15/2025		2,000	2,075
Builders FirstSource, Inc.
10.750% due 08/15/2023		750	868
Burger King France S.A.S.
6.000% due 05/01/2024	EUR	1,250	1,522
Burger King Worldwide, Inc.
6.000% due 04/01/2022		$3,000	3,116

BWAY Holding Co.
5.500% due 04/15/2024		1,000	1,024
7.250% due 04/15/2025		1,500	1,526
Cablevision Systems Corp.
5.875% due 09/15/2022		5,000	5,269
California Resources Corp.
8.000% due 12/15/2022		2,500	1,591
Camelot Finance S.A.
7.875% due 10/15/2024		3,000	3,240
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		3,864	3,864
Carlson Travel, Inc.
9.500% due 12/15/2024		1,500	1,539
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023		3,000	2,902
CCO Holdings LLC
5.125% due 05/01/2027		2,000	2,050
5.750% due 09/01/2023		3,500	3,657
5.750% due 02/15/2026		5,000	5,362
5.875% due 04/01/2024		5,000	5,350
Centene Corp.
5.625% due 02/15/2021		1,500	1,568
6.125% due 02/15/2024		1,000	1,084
Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,000	2,045
6.375% due 09/15/2020		1,400	1,432
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	2,000	2,405
Change Healthcare Holdings LLC
5.750% due 03/01/2025		$2,000	2,048
Chemours Co.
6.625% due 05/15/2023		2,000	2,125
7.000% due 05/15/2025		2,000	2,190
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		2,500	2,566
5.875% due 03/31/2025		1,750	1,873
7.000% due 06/30/2024		2,000	2,240
Chesapeake Energy Corp.
6.625% due 08/15/2020		1,000	1,008
8.000% due 12/15/2022		3,040	3,226
Chobani LLC
7.500% due 04/15/2025		4,000	4,240
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		4,000	4,100
7.625% due 03/15/2020		2,000	1,980
Cliffs Natural Resources, Inc.
5.750% due 03/01/2025 (i)		875	829
CommScope Technologies LLC
6.000% due 06/15/2025		2,000	2,145
CommScope, Inc.
5.000% due 06/15/2021		1,000	1,026
5.500% due 06/15/2024		1,500	1,567
Community Health Systems, Inc.
5.125% due 08/01/2021 (i)		1,250	1,270
6.250% due 03/31/2023		2,000	2,072
6.875% due 02/01/2022		4,000	3,510
7.125% due 07/15/2020		3,000	2,932
Concordia International Corp.
7.000% due 04/15/2023		2,500	375
9.500% due 10/21/2022		3,000	525
Conduent Finance, Inc.
10.500% due 12/15/2024		1,875	2,189
Constellium NV
5.750% due 05/15/2024		2,250	2,093
6.625% due 03/01/2025		1,000	960
Continental Resources, Inc.
3.800% due 06/01/2024		5,000	4,603
4.500% due 04/15/2023		1,500	1,436
4.900% due 06/01/2044		1,500	1,260
5.000% due 09/15/2022		1,000	985
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		2,000	1
Cott Holdings, Inc.
5.500% due 04/01/2025		1,750	1,789
CPG Merger Sub LLC
8.000% due 10/01/2021		7,000	7,332
CSC Holdings LLC
5.250% due 06/01/2024		2,000	2,045
6.625% due 10/15/2025		1,000	1,103
10.125% due 01/15/2023		2,000	2,325
Darling Ingredients, Inc.
5.375% due 01/15/2022		2,000	2,088
DaVita, Inc.
5.000% due 05/01/2025		2,000	2,010
5.750% due 08/15/2022		1,000	1,029

DBP Holding Corp.
7.750% due 10/15/2020		3,000	1,703
DEA Finance S.A.
7.500% due 10/15/2022	EUR	1,500	1,845
Dell International LLC
5.875% due 06/15/2021		$1,000	1,050
7.125% due 06/15/2024		1,000	1,100
Dell, Inc.
7.100% due 04/15/2028		1,000	1,103
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043		1,000	650
Diamond Resorts International, Inc.
7.750% due 09/01/2023		2,125	2,258
Diamondback Energy, Inc.
4.750% due 11/01/2024		1,000	1,000
5.375% due 05/31/2025		1,250	1,275
Digicel Group Ltd.
7.125% due 04/01/2022		3,000	2,629
Digicel Ltd.
6.000% due 04/15/2021		3,000	2,887
DISH DBS Corp.
5.875% due 07/15/2022		3,000	3,232
5.875% due 11/15/2024		2,000	2,141
6.750% due 06/01/2021		3,000	3,337
7.750% due 07/01/2026		2,000	2,375
DJO Finance LLC
10.750% due 04/15/2020		1,500	1,279
DJO Finco, Inc.
8.125% due 06/15/2021		7,000	6,545
Dutch Lion BV (11.250% Cash or 12.000% PIK)
11.250% due 06/15/2020 (b)	EUR	2,663	2,509
Dynegy, Inc.
6.750% due 11/01/2019		$2,000	2,073
7.375% due 11/01/2022		1,000	990
7.625% due 11/01/2024		4,000	3,900
Eagle Holding Co. LLC (7.625% Cash and 8.375% PIK)
7.625% due 05/15/2022 (b)		3,000	3,094
Eldorado Resorts, Inc.
7.000% due 08/01/2023		3,500	3,797
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024		1,750	1,951
Endo Dac
6.000% due 07/15/2023		2,000	1,691
6.000% due 02/01/2025		4,000	3,280
Endo Finance LLC
5.375% due 01/15/2023		3,500	2,940
5.750% due 01/15/2022		2,000	1,810
7.250% due 01/15/2022		2,000	1,925
Energy Transfer Equity LP
5.875% due 01/15/2024		1,000	1,065
7.500% due 10/15/2020		2,000	2,245
Ensco PLC
4.500% due 10/01/2024		1,000	775
5.200% due 03/15/2025		2,250	1,839
5.750% due 10/01/2044		3,000	1,995
First Data Corp.
5.000% due 01/15/2024		2,000	2,064
5.750% due 01/15/2024		1,000	1,043
7.000% due 12/01/2023		5,000	5,350
First Quantum Minerals Ltd.
7.000% due 02/15/2021		1,000	1,030
7.250% due 05/15/2022		1,000	1,025
7.250% due 04/01/2023		1,500	1,478
7.500% due 04/01/2025		750	737
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		4,000	4,167
Freeport-McMoRan, Inc.
3.550% due 03/01/2022		2,000	1,884
3.875% due 03/15/2023		2,250	2,104
4.000% due 11/14/2021		2,000	1,965
5.400% due 11/14/2034		4,000	3,590
Fresh Market, Inc.
9.750% due 05/01/2023		2,000	1,683
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	2,000	1,993
Gates Global LLC
6.000% due 07/15/2022		$5,000	5,037
GCP Applied Technologies, Inc.
9.500% due 02/01/2023		3,750	4,266
Genesys Telecommunications Laboratories, Inc.
10.000% due 11/30/2024		2,750	3,097
Grinding Media, Inc.
7.375% due 12/15/2023		3,000	3,270
Gulfport Energy Corp.
6.375% due 05/15/2025		2,000	1,978
6.625% due 05/01/2023		2,500	2,519

Halcon Resources Corp.
12.000% due 02/15/2022		2,000	2,270
Hanesbrands, Inc.
4.625% due 05/15/2024		2,000	2,040
HCA Healthcare, Inc.
6.250% due 02/15/2021		3,000	3,285
HCA, Inc.
4.750% due 05/01/2023		3,000	3,180
5.250% due 06/15/2026		1,000	1,081
5.375% due 02/01/2025		2,500	2,643
5.875% due 03/15/2022		1,000	1,111
6.500% due 02/15/2020		2,000	2,187
7.500% due 02/15/2022		4,000	4,615
HD Supply, Inc.
5.750% due 04/15/2024		2,250	2,396
Hearthside Group Holdings LLC
6.500% due 05/01/2022		5,000	5,000
Hertz Corp.
5.500% due 10/15/2024 (i)		1,500	1,238
6.250% due 10/15/2022 (i)		1,000	878
Hexion, Inc.
6.625% due 04/15/2020		1,500	1,376
9.000% due 11/15/2020		2,250	1,541
10.375% due 02/01/2022		1,500	1,493
High Ridge Brands Co.
8.875% due 03/15/2025		1,750	1,752
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024		2,000	2,033
HudBay Minerals, Inc.
7.250% due 01/15/2023		1,000	1,036
7.625% due 01/15/2025		1,750	1,842
iHeartCommunications, Inc.
9.000% due 03/01/2021		4,000	3,015
9.000% due 09/15/2022		1,250	930
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (b)	EUR	3,000	3,583
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)		$2,000	2,035
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		3,000	3,041
Informatica LLC
7.125% due 07/15/2023		4,500	4,603
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,500	2,081
7.250% due 04/01/2019		2,000	2,003
7.250% due 10/15/2020		1,750	1,663
8.000% due 02/15/2024		2,000	2,160
9.750% due 07/15/2025 (a)		1,500	1,502
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		868	482
8.125% due 06/01/2023		1,000	535
International Game Technology PLC
6.250% due 02/15/2022		3,000	3,292
6.500% due 02/15/2025		3,000	3,307
Jaguar Holding Co.
6.375% due 08/01/2023		7,500	7,922
JC Penney Corp., Inc.
5.875% due 07/01/2023		1,000	996
KFC Holding Co.
5.250% due 06/01/2026		2,000	2,110
Kinetic Concepts, Inc.
12.500% due 11/01/2021		6,000	6,780
KLX, Inc.
5.875% due 12/01/2022		3,000	3,161
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		5,000	5,000
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		1,000	1,035
4.875% due 11/01/2026		2,000	2,083
Landry’s, Inc.
6.750% due 10/15/2024		2,000	2,053
Level 3 Financing, Inc.
5.250% due 03/15/2026		3,000	3,120
Lion/Seneca France S.A.S.
7.875% due 04/15/2019	EUR	2,500	2,871
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		$4,000	3,430
5.500% due 04/15/2025		1,500	1,320
5.750% due 08/01/2022		2,000	1,890
MDC Partners, Inc.
6.500% due 05/01/2024		2,500	2,506
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		3,500	3,080
MGM Resorts International
6.000% due 03/15/2023		5,000	5,525
6.625% due 12/15/2021		5,000	5,625

7.750% due 03/15/2022		2,000	2,352
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		2,000	2,070
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		4,000	4,275
MSCI, Inc.
4.750% due 08/01/2026		1,100	1,133
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	2,250	2,730
10.500% due 10/15/2023 (g)		2,000	2,466
Nature’s Bounty Co.
7.625% due 05/15/2021		$4,000	4,260
NCR Corp.
5.000% due 07/15/2022		2,000	2,050
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021 (i)		1,500	825
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	3,000	2,892
Newfield Exploration Co.
5.625% due 07/01/2024		$5,000	5,237
5.750% due 01/30/2022		1,500	1,586
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		1,500	1,523
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		2,000	2,055
Noble Holding International Ltd.
4.625% due 03/01/2021		785	646
4.900% due 08/01/2020		115	104
7.750% due 01/15/2024 (i)		2,000	1,589
Novasep Holding S.A.S. (5.000% Cash or 6.000% PIK)
8.000% due 05/31/2019	EUR	1,628	1,846
Novelis Corp.
5.875% due 09/30/2026		$3,000	3,097
6.250% due 08/15/2024		3,000	3,157
NXP BV
4.125% due 06/01/2021		1,750	1,847
4.625% due 06/01/2023		1,750	1,892
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		14,000	13,440
Pactiv LLC
7.950% due 12/15/2025		2,000	2,250
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		1,500	1,574
5.500% due 02/15/2024		1,000	1,047
Party City Holdings, Inc.
6.125% due 08/15/2023		2,500	2,600
PDC Energy, Inc.
6.125% due 09/15/2024		1,000	1,020
PetSmart, Inc.
7.125% due 03/15/2023		6,000	5,355
Phosphorus Holdco PLC
10.000% due 04/01/2019 ^	GBP	2,000	117
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		$2,000	2,015
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		2,000	2,045
5.875% due 01/15/2024		2,000	2,145
Pinnacle Operating Corp.
9.000% due 05/15/2023		494	474
Platform Specialty Products Corp.
6.500% due 02/01/2022		3,000	3,112
Ply Gem Industries, Inc.
6.500% due 02/01/2022		7,000	7,367
Post Holdings, Inc.
5.000% due 08/15/2026		5,000	5,000
5.500% due 03/01/2025		1,000	1,034
5.750% due 03/01/2027		2,500	2,581
PRA Holdings, Inc.
9.500% due 10/01/2023		6,000	6,690
Precision Drilling Corp.
5.250% due 11/15/2024		1,000	880
6.500% due 12/15/2021		1,000	984
6.625% due 11/15/2020		224	221
7.750% due 12/15/2023		1,500	1,485
Prestige Brands, Inc.
5.375% due 12/15/2021		1,000	1,036
6.375% due 03/01/2024		2,000	2,147
Prime Security Services Borrower LLC
9.250% due 05/15/2023		5,000	5,446
Quintiles IMS, Inc.
5.000% due 10/15/2026		4,000	4,135
Quorum Health Corp.
11.625% due 04/15/2023 (i)		3,000	2,662
Range Resources Corp.
5.000% due 08/15/2022		3,000	2,962
5.000% due 03/15/2023		1,000	983

Revlon Consumer Products Corp.
6.250% due 08/01/2024		1,500	1,313
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		2,000	2,049
7.000% due 07/15/2024		3,000	3,224
Rite Aid Corp.
6.125% due 04/01/2023		4,000	3,950
Riverbed Technology, Inc.
8.875% due 03/01/2023		3,250	3,315
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		1,500	1,526
Rockies Express Pipeline LLC
5.625% due 04/15/2020		2,000	2,135
6.875% due 04/15/2040		1,250	1,369
Rowan Cos., Inc.
4.750% due 01/15/2024		1,000	850
4.875% due 06/01/2022		1,500	1,399
5.850% due 01/15/2044		2,000	1,490
7.375% due 06/15/2025		1,500	1,406
RP Crown Parent LLC
7.375% due 10/15/2024		1,000	1,043
Schoeller Allibert Group BV
8.000% due 10/01/2021	EUR	2,000	2,476
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,900	1,893
10.000% due 12/01/2022		4,000	4,400
Sensata Technologies BV
4.875% due 10/15/2023		2,000	2,048
5.625% due 11/01/2024		1,500	1,614
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		2,500	2,737
ServiceMaster Co. LLC
5.125% due 11/15/2024		2,000	2,075
7.450% due 08/15/2027		3,000	3,292
SFR Group S.A.
6.000% due 05/15/2022		2,000	2,095
6.250% due 05/15/2024		2,000	2,120
7.375% due 05/01/2026		4,000	4,355
Simmons Foods, Inc.
7.875% due 10/01/2021		3,000	3,195
Sinclair Television Group, Inc.
5.625% due 08/01/2024		2,000	2,058
5.875% due 03/15/2026		1,000	1,026
SiTV LLC
10.375% due 07/01/2019		2,500	1,775
Sophia LP
9.000% due 09/30/2023		4,750	4,964
Southwestern Energy Co.
4.100% due 03/15/2022		3,000	2,811
5.800% due 01/23/2020		1,000	1,027
6.700% due 01/23/2025		2,000	1,965
Spectrum Brands, Inc.
5.750% due 07/15/2025		2,000	2,155
6.625% due 11/15/2022		2,000	2,105
Standard Industries, Inc.
5.000% due 02/15/2027		1,750	1,789
5.375% due 11/15/2024		4,000	4,235
6.000% due 10/15/2025		2,000	2,150
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		3,000	3,097
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)		5,000	5,137
Surgery Center Holdings, Inc.
6.750% due 07/01/2025		1,000	1,015
Syniverse Foreign Holdings Corp.
9.125% due 01/15/2022		2,557	2,560
Syniverse Holdings, Inc.
9.125% due 01/15/2019		443	432
T-Mobile USA, Inc.
6.375% due 03/01/2025		1,500	1,626
6.500% due 01/15/2026		3,000	3,319
6.625% due 04/01/2023		1,000	1,061
6.836% due 04/28/2023		2,250	2,407
Team Health Holdings, Inc.
6.375% due 02/01/2025		5,000	4,862
Teck Resources Ltd.
3.750% due 02/01/2023		2,000	1,955
4.500% due 01/15/2021		3,000	3,142
5.400% due 02/01/2043		500	472
6.125% due 10/01/2035		4,000	4,190
TEGNA, Inc.
4.875% due 09/15/2021		750	773
5.500% due 09/15/2024		1,000	1,034
Teine Energy Ltd.
6.875% due 09/30/2022		3,550	3,617

Tempur Sealy International, Inc.
5.500% due 06/15/2026		2,500	2,547
Tenet Healthcare Corp.
5.000% due 03/01/2019		3,000	3,151
6.750% due 06/15/2023 (i)		4,000	4,010
6.875% due 11/15/2031		1,000	925
8.125% due 04/01/2022		4,000	4,260
TES Finance PLC
6.750% due 07/15/2020	GBP	1,500	1,431
Tesoro Logistics LP
6.250% due 10/15/2022		$2,500	2,669
THC Escrow Corp.
5.125% due 05/01/2025		2,000	2,013
7.000% due 08/01/2025		2,000	1,998
TI Group Automotive Systems LLC
8.750% due 07/15/2023		3,000	3,187
TransDigm, Inc.
6.000% due 07/15/2022		2,000	2,065
6.375% due 06/15/2026		2,000	2,035
6.500% due 07/15/2024		2,500	2,587
Transocean, Inc.
5.800% due 10/15/2022		1,000	933
6.800% due 03/15/2038 (i)		3,000	2,205
7.500% due 04/15/2031		2,500	2,013
9.000% due 07/15/2023		4,000	4,170
TreeHouse Foods, Inc.
6.000% due 02/15/2024		2,000	2,140
U.S. Concrete, Inc.
6.375% due 06/01/2024		3,000	3,180
U.S. Foods, Inc.
5.875% due 06/15/2024		2,500	2,606
United Rentals North America, Inc.
5.500% due 07/15/2025		4,000	4,205
7.625% due 04/15/2022		424	444
Unitymedia GmbH
3.750% due 01/15/2027	EUR	2,000	2,337
6.125% due 01/15/2025		$2,500	2,694
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		2,000	2,105
Univar USA, Inc.
6.750% due 07/15/2023		2,000	2,095
Univision Communications, Inc.
5.125% due 02/15/2025		4,000	3,975
6.750% due 09/15/2022		1,831	1,909
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	2,000	2,258
5.375% due 01/15/2025		$2,000	2,103
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,500	3,298
5.625% due 12/01/2021		$2,000	1,815
5.875% due 05/15/2023		1,500	1,294
6.375% due 10/15/2020		1,500	1,461
6.500% due 03/15/2022		500	526
6.750% due 08/15/2021		1,000	955
7.000% due 10/01/2020		1,500	1,483
7.000% due 03/15/2024		2,000	2,108
7.250% due 07/15/2022		2,500	2,362
7.500% due 07/15/2021		2,000	1,945
Virgin Media Finance PLC
5.750% due 01/15/2025		1,000	1,041
6.000% due 10/15/2024		2,000	2,127
Virgin Media Secured Finance PLC
4.875% due 01/15/2027	GBP	2,000	2,689
5.250% due 01/15/2026		$2,500	2,611
Vizient, Inc.
10.375% due 03/01/2024		3,000	3,457
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (b)		1,631	1,664
Weatherford International Ltd.
4.500% due 04/15/2022 (i)		1,000	888
7.000% due 03/15/2038		1,750	1,505
7.750% due 06/15/2021		1,000	1,009
8.250% due 06/15/2023		1,000	1,003
Welbilt, Inc.
9.500% due 02/15/2024		1,500	1,748
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,000	999
5.750% due 03/15/2021 (i)		1,000	945
Williams Cos., Inc.
4.550% due 06/24/2024		5,000	5,162
Wind Acquisition Finance S.A.
4.750% due 07/15/2020		1,000	1,013
7.000% due 04/23/2021	EUR	1,000	1,191
7.375% due 04/23/2021		$2,000	2,081
Wittur International Holding GmbH
8.500% due 02/15/2023	EUR	3,000	3,583

WPX Energy, Inc.
6.000% due 01/15/2022	$1,000	995
7.500% due 08/01/2020	1,000	1,055
8.250% due 08/01/2023	1,500	1,635
Wynn Las Vegas LLC
5.250% due 05/15/2027	2,000	2,051
5.500% due 03/01/2025	4,000	4,217
Yum! Brands, Inc.
6.875% due 11/15/2037	1,750	1,899
Zayo Group LLC
5.750% due 01/15/2027	2,000	2,098
Zekelman Industries, Inc.
9.875% due 06/15/2023	5,000	5,631
ZF North America Capital, Inc.
4.750% due 04/29/2025	5,000	5,294
Ziggo Bond Finance BV
6.000% due 01/15/2027	2,000	2,028
Ziggo Secured Finance BV
5.500% due 01/15/2027	3,000	3,071

		917,702

UTILITIES 7.1%
AES Corp.
6.000% due 05/15/2026	2,000	2,150
8.000% due 06/01/2020	1,684	1,958
Blue Racer Midstream LLC
6.125% due 11/15/2022	3,000	3,037
Calpine Corp.
5.375% due 01/15/2023	2,500	2,447
5.750% due 01/15/2025	3,000	2,828
CenturyLink, Inc.
5.800% due 03/15/2022	2,000	2,088
EP Energy LLC
9.375% due 05/01/2020	2,000	1,588
Extraction Oil & Gas, Inc.
7.875% due 07/15/2021	4,750	4,904
Frontier Communications Corp.
10.500% due 09/15/2022	2,000	1,913
11.000% due 09/15/2025	2,000	1,865
Genesis Energy LP
6.750% due 08/01/2022	2,000	2,015
Great Western Petroleum LLC
9.000% due 09/30/2021	3,000	2,978
NGL Energy Partners LP
6.125% due 03/01/2025	1,250	1,150
NRG Energy, Inc.
6.250% due 07/15/2022	4,000	4,125
6.250% due 05/01/2024	1,000	1,015
6.625% due 01/15/2027	2,500	2,516
7.625% due 01/15/2018	667	690
Parsley Energy LLC
5.250% due 08/15/2025	5,000	5,012
Sprint Capital Corp.
8.750% due 03/15/2032	3,000	3,787
Sprint Communications, Inc.
6.000% due 11/15/2022	3,000	3,187
7.000% due 08/15/2020	2,500	2,756
Sprint Corp.
7.250% due 09/15/2021	5,000	5,569
7.625% due 02/15/2025	3,000	3,461
7.875% due 09/15/2023	7,000	8,067
Tallgrass Energy Partners LP
5.500% due 09/15/2024	3,000	3,052
Targa Resources Partners LP
4.250% due 11/15/2023	2,000	1,963
5.250% due 05/01/2023	3,000	3,090
Telecom Italia Capital S.A.
6.375% due 11/15/2033	4,000	4,340
Telecom Italia SpA
5.303% due 05/30/2024	5,000	5,381
TerraForm Power Operating LLC
6.375% due 02/01/2023	3,000	3,135

		92,067

Total Corporate Bonds & Notes (Cost $1,102,290)		1,126,364

CONVERTIBLE BONDS & NOTES 0.1%
UTILITIES 0.1%
CHC Group LLC
0.000% due 10/01/2020 (e)(g)	538	842

Total Convertible Bonds & Notes (Cost $385)		842

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Desarrolladora Homex S.A.B. de C.V. (c)	294,527	22
Modular Space Corp. (g)	146,349	1,464

		1,486

ENERGY 0.0%
Warren Resources, Inc.	13,442	18

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(g)	21,410	40
NVHL S.A. ‘B’ (c)(g)	21,410	39
NVHL S.A. ‘C’ (c)(g)	21,410	39
NVHL S.A. ‘D’ (c)(g)	21,410	39
NVHL S.A. ‘E’ (c)(g)	21,410	39
NVHL S.A. ‘F’ (c)(g)	21,410	39
NVHL S.A. ‘G’ (c)(g)	21,410	39
NVHL S.A. ‘H’ (c)(g)	21,410	39
NVHL S.A. ‘I’ (c)(g)	21,410	39
NVHL S.A. ‘J’ (c)(g)	21,410	39

		391

INDUSTRIALS 0.0%
CHC Group LLC (c)	10,468	126

Total Common Stocks (Cost $6,748)		2,021

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019	517,500	29

Total Warrants (Cost $0)		29

PREFERRED SECURITIES 0.2%
INDUSTRIALS 0.2%
Pinnacle Agriculture Holdings LLC
3.000% (g)	505,811	237
Sequa Corp.
9.000%	2,400	2,341

Total Preferred Securities (Cost $2,724)		2,578

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (h) 0.0%		591

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
0.913% due 08/31/2017 (d)(e)(l)	$914	913

Total Short-Term Instruments (Cost $1,504)		1,504

Total Investments in Securities (Cost $1,126,084)		1,144,950

	SHARES
INVESTMENTS IN AFFILIATES 12.3%
SHORT-TERM INSTRUMENTS 12.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.3%
PIMCO Short-Term Floating NAV Portfolio III	16,137,513	159,535

Total Short-Term Instruments (Cost $159,533)		159,535

Total Investments in Affiliates (Cost $159,533)		159,535

Total Investments 100.2% (Cost $1,285,617)		$1,304,485
Financial Derivative Instruments (j)(k) (0.1)% (Cost or Premiums, net $0)		(932)
Other Assets and Liabilities, net (0.1)%		(2,175)

Net Assets 100.0%		$1,301,378

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CHC Group LLC 0.000% due 10/01/2020.	02/02/2017	$385	$842	0.06%
Modular Space Corp.	02/19/2014 - 02/08/2017	2,463	1,464	0.11
N&W Global Vending SpA 10.500% due 10/15/2023	10/07/2016	2,135	2,466	0.19
NVHL S.A. ‘A’	03/09/2012	69	40	0.01
NVHL S.A. ‘B’	03/09/2012	69	39	0.01
NVHL S.A. ‘C’	03/09/2012	69	39	0.01
NVHL S.A. ‘D’	03/09/2012	69	39	0.00
NVHL S.A. ‘E’	03/09/2012	70	39	0.00
NVHL S.A. ‘F’	03/09/2012	70	39	0.00
NVHL S.A. ‘G’	03/09/2012	70	39	0.00
NVHL S.A. ‘H’	03/09/2012	70	39	0.00
NVHL S.A. ‘I’	03/09/2012	70	39	0.00
NVHL S.A. ‘J’	03/09/2012	70	39	0.00
Pinnacle Agriculture Holdings LLC 3.000%	09/13/2013	324	237	0.02

		$6,003	$5,400	0.41%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$591	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(604)	$591	$591

Total Repurchase Agreements						$(604)	$591	$591

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(6.000)%	06/01/2017	TBD	(4)	$(785)	$(785)
	(5.500)	06/01/2017	TBD	(4)	(1,097)	(1,092)
	(2.250)	06/26/2017	TBD	(4)	(1,449)	(1,448)
	(1.750)	05/05/2017	TBD	(4)	(834)	(832)
	(0.750)	04/07/2017	TBD	(4)	(3,618)	(3,611)
	(0.625)	06/30/2017	TBD	(4)	(760)	(760)
	(0.500)	05/23/2017	TBD	(4)	(872)	(871)
	(0.250)	05/17/2017	TBD	(4)	(907)	(907)
	0.500	06/16/2017	TBD	(4)	(3,236)	(3,237)
RDR	(1.000)	03/17/2017	TBD	(4)	(366)	(365)

Total Reverse Repurchase Agreements						$(13,908)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(16,272) at a weighted average interest rate of (1.159)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.

(i)	Securities with an aggregate market value of $15,536 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	$4,950	$359	$20	$379	$11	$0
CDX.HY-28 5-Year Index	5.000	06/20/2022	15,000	1,033	27	1,060	34	0

				$1,392	$47	$1,439	$45	$0

Total Swap Agreements				$1,392	$47	$1,439	$45	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $1,494 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	EUR	48,670		$54,706	$0	$(883)
	07/2017		$2,087	EUR	1,862	40	0
CBK	07/2017	GBP	11,013		$14,170	0	(174)
	07/2017		$659	CHF	633	1	0
FBF	07/2017		53,473	EUR	47,176	408	0
	08/2017	EUR	47,176		$53,552	0	(406)
GLM	07/2017		1,798		2,008	0	(46)
	07/2017		$1,234	GBP	971	31	0
HUS	07/2017	EUR	1,320		$1,487	0	(21)
JPM	07/2017		$3,069	EUR	2,751	73	0
UAG	07/2017		12,870	GBP	10,042	209	0
	08/2017	GBP	10,042		$12,881	0	(209)

Total Forward Foreign Currency Contracts						$762	$(1,739)

(l)	Securities with an aggregate market value of $913 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,467	$2,145	$11,612
Corporate Bonds & Notes
Banking & Finance	0	116,595	0	116,595
Industrials	0	915,236	2,466	917,702
Utilities	0	92,067	0	92,067
Convertible Bonds & Notes
Utilities	0	842	0	842
Common Stocks
Consumer Discretionary	22	0	1,464	1,486
Energy	0	0	18	18
Health Care	0	391	0	391
Industrials	0	0	126	126
Warrants
Information Technology	0	0	29	29
Preferred Securities
Industrials	0	0	2,578	2,578
Short-Term Instruments
Repurchase Agreements	0	591	0	591
U.S. Treasury Bills	0	913	0	913
	$22	$1,136,102	$8,826	$1,144,950

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$159,535	$0	$0	$159,535

Total Investments	$159,557	$1,136,102	$8,826	$1,304,485

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	45	0	45
Over the counter	0	762	0	762
	$0	$807	$0	$807

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,739)	$0	$(1,739)

Total Financial Derivative Instruments	$0	$(932)	$0	$(932)

Totals	$159,557	$1,135,170	$8,826	$1,303,553

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.5%
Air Methods Corp.
4.796% due 04/21/2024		$5,427	$5,379
Almonde, Inc.
4.736% due 06/13/2024		3,400	3,405
8.459% due 06/13/2025		5,000	5,103
Alpha BV
4.296% due 01/31/2024		3,700	3,716
American Builders & Contractors Supply Co., Inc.
3.726% due 10/31/2023		46,740	46,899
AmWINS Group, Inc.
TBD% - 7.000% due 01/25/2024		5,802	5,811
Ancestry.com Operations, Inc.
4.340% due 10/19/2023		21,582	21,808
Ascend Learning LLC
TBD% due 07/05/2022		6,650	6,660
Avolon Holdings Ltd.
3.462% due 09/20/2020		3,844	3,879
3.962% due 03/20/2022		31,085	31,396
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (j)		36,053	36,724
AWAS Finance Luxembourg S.A.
3.910% due 07/16/2018		2,078	2,082
BWAY Holding Co.
4.326% due 04/03/2024		9,770	9,773
Caesars Entertainment Operating Co., Inc.
TBD% due 03/31/2024		11,900	11,878
Camelot UK Holdco Ltd.
4.726% due 10/03/2023		5,955	5,997
CCC Information Services, Inc.
4.226% due 04/27/2024		1,800	1,798
CD&R Plumb Buyer LLC
TBD% due 06/25/2018		31,600	31,442
CenturyLink, Inc.
1.375% due 01/31/2025		146,000	144,592
CH Hold Corp.
3.000% due 02/01/2024		324	325
4.226% due 02/01/2024		3,228	3,244
Charter Communications Operating LLC
3.230% due 07/01/2020		4,650	4,667
3.480% due 01/15/2024		6,484	6,516
CityCenter Holdings LLC
3.716% due 04/18/2024		6,100	6,117
Cortes NP Acquisition Corp.
5.226% due 11/30/2023		12,096	12,156
DaVita Healthcare Partners, Inc.
3.976% due 06/24/2021		23,266	23,431
Delos Finance SARL
3.546% due 10/06/2023		28,357	28,536
Diamond Resorts Corp.
7.226% due 08/11/2023		34,837	35,120
Diaverum Holding SARL
TBD% due 05/31/2024	EUR	27,400	31,404
Endo Luxembourg Finance Co. SARL
5.500% due 04/29/2024		$53,539	54,053
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018		251,200	252,247
4.295% due 06/30/2017		1,283,854	1,286,462
FCA U.S. LLC
3.160% due 12/31/2018		13,747	13,829
Fortress Investment Group LLC
TBD% due 06/02/2022		25,180	25,358
Gardner Denver, Inc.
4.546% due 07/30/2020		124	124
Gartner, Inc.
3.226% due 04/05/2024		3,314	3,332
Grifols Worldwide Operations USA, Inc.
3.436% - 5.500% due 01/31/2025		1,496	1,500
HCA, Inc.
3.476% due 02/15/2024		10,731	10,791
HD Supply, Inc.
4.046% due 10/17/2023		7,047	7,089
Hilton Worldwide Finance LLC
3.216% due 10/25/2023		172,079	172,784
iHeartCommunications, Inc.
7.976% due 01/30/2019		185,570	152,167

Ineos Finance PLC
3.250% due 04/01/2024	EUR	21,194	24,419
Intelsat Jackson Holdings S.A.
4.000% due 06/30/2019		$11,686	11,603
Kinetic Concepts, Inc.
4.546% due 02/02/2024		6,950	6,925
Klockner-Pentaplast of America, Inc.
TBD% due 06/13/2024	EUR	5,400	6,152
Las Vegas Sands LLC
3.230% due 03/29/2024		$8,520	8,539
Mallinckrodt International Finance S.A.
4.046% due 09/24/2024		4,040	4,034
MGM Growth Properties Operating Partnership LP
3.476% due 04/25/2023		37,986	38,090
Mission Broadcasting, Inc.
4.238% - 7.250% due 01/17/2024		1,839	1,847
Nexstar Broadcasting, Inc.
4.238% due 01/17/2024		18,613	18,689
Nielsen Finance LLC
3.096% due 10/04/2023		26,834	26,892
OGX
TBD% due 04/10/2049 ^		6,836	1,815
Petrobras Netherlands BV
TBD% - 3.281% due 05/10/2022		10,000	9,794
Post Holdings, Inc.
TBD% due 05/24/2024		9,090	9,113
Prestige Brands, Inc.
3.976% due 01/26/2024		1,307	1,315
Quikrete Holdings, Inc.
3.976% due 11/15/2023		6,965	6,960
Restaurant Brands International, Inc.
3.476% - 3.546% due 02/16/2024		11,056	11,053
Reynolds Group Holdings, Inc.
4.226% due 02/05/2023		6,084	6,104
Rise Ltd.
4.750% due 01/31/2021 (j)		3,285	3,297
RPI Finance Trust
3.296% due 03/27/2023		13,531	13,598
Sequa Mezzanine Holdings LLC
6.672% due 11/28/2021		40,150	40,526
10.172% due 04/28/2022		14,440	14,747
Serta Simmons Bedding LLC
4.560% - 4.679% due 11/08/2023		5,187	5,186
Sierra Hamilton LLC
9.045% due 07/03/2017		1,295	1,257
Sprint Communications, Inc.
3.750% due 02/02/2024		54,264	54,322
Team Health Holdings, Inc.
3.976% due 02/06/2024		8,978	8,940
TEX Operations Co. LLC
3.795% due 08/04/2023		3,126	3,100
3.976% due 08/04/2023		13,638	13,524
Univision Communications, Inc.
3.976% due 03/15/2024		176,131	173,214
UPC Financing Partnership
3.909% due 04/15/2025		26,500	26,563
Valeant Pharmaceuticals International, Inc.
5.830% due 04/01/2022		33,823	34,318
VFH Parent LLC
TBD% due 10/15/2021		3,100	3,125
Virgin Media Bristol LLC
3.909% due 01/31/2025		10,500	10,519
Vistra Operations Co. LLC
4.459% - 4.488% due 12/14/2023		6,866	6,879
Westmoreland Coal Co.
7.796% due 12/16/2020		17,439	15,499
Wilsonart LLC
4.800% due 12/19/2023		4,776	4,799

Total Loan Participations and Assignments (Cost $3,157,245)			3,136,351

CORPORATE BONDS & NOTES 19.3%
BANKING & FINANCE 12.5%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		10,565	10,857
4.250% due 07/01/2020		5,200	5,446
4.500% due 05/15/2021		7,250	7,698
4.625% due 10/30/2020		22,430	23,854
5.000% due 10/01/2021		2,200	2,383
AGFC Capital Trust
2.908% due 01/15/2067		70,600	42,007
AIA Group Ltd.
1.750% due 03/13/2018		4,850	4,840

Akelius Residential Property AB
3.375% due 09/23/2020	EUR	6,800	8,424
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		$13,000	13,905
Ally Financial, Inc.
3.250% due 09/29/2017		11,300	11,338
3.250% due 02/13/2018		8,710	8,786
3.250% due 11/05/2018		1,800	1,826
3.500% due 01/27/2019		10,555	10,727
3.600% due 05/21/2018		148,840	150,887
4.125% due 03/30/2020		200	206
4.750% due 09/10/2018		36,135	37,219
6.250% due 12/01/2017		46,590	47,454
8.000% due 11/01/2031		15,310	18,831
American International Group, Inc.
6.250% due 05/01/2036		100	126
American Tower Corp.
3.300% due 02/15/2021		1,400	1,438
Athene Global Funding
4.000% due 01/25/2022		9,580	9,956
Aviation Capital Group Corp.
4.625% due 01/31/2018		2,372	2,409
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 (h)	EUR	4,400	5,768
9.000% due 05/09/2018 (h)		$6,800	7,123
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	6,600	2,412
4.750% due 01/15/2018 ^		44,800	16,374
Banco Santander S.A.
6.250% due 09/11/2021 (h)		34,600	41,020
Bank of America Corp.
3.300% due 01/11/2023		$3,500	3,571
3.875% due 08/01/2025		9,830	10,181
4.000% due 04/01/2024		70	73
4.100% due 07/24/2023		1,550	1,643
4.125% due 01/22/2024		3,300	3,486
4.382% due 10/21/2025	MXN	118,000	7,867
5.000% due 05/13/2021		$690	753
6.400% due 08/28/2017		2,800	2,820
Bank of America N.A.
1.750% due 06/05/2018		27,600	27,641
Bank of Ireland
7.375% due 06/18/2020 (h)	EUR	5,650	7,034
Banque PSA Finance S.A.
5.750% due 04/04/2021		$200	218
Barclays Bank PLC
7.625% due 11/21/2022		255,676	292,909
7.750% due 04/10/2023		18,900	19,727
14.000% due 06/15/2019 (h)	GBP	5,800	9,199
Barclays PLC
2.780% due 01/10/2023		$22,000	22,455
3.125% due 01/17/2024	GBP	60,300	81,340
3.650% due 03/16/2025		$1,100	1,099
3.684% due 01/10/2023		21,900	22,492
4.337% due 01/10/2028		12,400	12,791
4.375% due 01/12/2026		58,600	61,006
6.500% due 09/15/2019 (h)	EUR	95,940	113,482
7.000% due 09/15/2019 (h)	GBP	7,029	9,372
7.250% due 03/15/2023 (h)		7,555	10,413
7.875% due 09/15/2022 (h)		118,671	167,121
8.000% due 12/15/2020 (h)	EUR	109,400	137,442
8.250% due 12/15/2018 (h)		$44,799	47,599
BGC Partners, Inc.
5.125% due 05/27/2021		13,500	14,240
5.375% due 12/09/2019		51,850	54,644
Blackstone CQP Holdco LP
6.500% due 03/20/2021		179,863	180,857
BNP Paribas S.A.
7.375% due 08/19/2025 (h)		3,720	4,143
7.625% due 03/30/2021 (h)		19,400	21,389
BPCE S.A.
12.500% due 09/30/2019 (h)		33,500	40,974
BRFkredit A/S
1.000% due 04/01/2018	DKK	62,170	9,658
1.000% due 10/01/2018		203,940	31,914
2.000% due 10/01/2017		151,800	23,451
2.000% due 01/01/2018		43,800	6,819
2.000% due 04/01/2018		37,120	5,814
2.000% due 10/01/2047		122,462	18,500
2.500% due 10/01/2047		50,395	7,885
4.000% due 01/01/2018		206,760	32,477
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$13,198	13,022
4.700% due 06/22/2047		13,594	13,418

Brighthouse Holdings LLC
6.500% due 07/27/2037 (h)		14,600	14,364
Brixmor Operating Partnership LP
3.250% due 09/15/2023		8,200	8,025
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,586	11,662
CIT Group, Inc.
3.875% due 02/19/2019		7,860	8,076
5.000% due 08/15/2022		1,930	2,084
5.375% due 05/15/2020		8,700	9,385
5.500% due 02/15/2019		10,375	10,920
Citigroup, Inc.
1.945% due 01/10/2020		48,200	48,566
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	12,595	19,952
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (h)	EUR	600	764
11.000% due 06/30/2019 (h)		$1,100	1,282
Corp. Andina de Fomento
3.950% due 10/15/2021 (g)	MXN	57,399	3,136
Credit Agricole S.A.
7.500% due 06/23/2026 (h)	GBP	41,812	61,333
7.875% due 01/23/2024 (h)		$15,680	17,287
8.125% due 12/23/2025 (h)		24,500	28,548
8.125% due 09/19/2033		200	213
8.375% due 10/13/2019 (h)		500	560
Credit Suisse AG
6.500% due 08/08/2023		10,400	11,720
Credit Suisse Group AG
3.574% due 01/09/2023		15,000	15,396
4.282% due 01/09/2028		13,450	13,921
6.250% due 12/18/2024 (h)		11,200	11,927
7.500% due 12/11/2023 (h)		29,600	33,263
Credit Suisse Group Funding Guernsey Ltd.
3.448% due 04/16/2021		7,500	7,873
3.450% due 04/16/2021		20,000	20,547
3.750% due 03/26/2025		250	253
3.800% due 09/15/2022		8,250	8,581
3.800% due 06/09/2023		6,450	6,658
4.550% due 04/17/2026		26,150	27,832
Crown Castle International Corp.
4.000% due 03/01/2027		6,306	6,504
CTR Partnership LP
5.250% due 06/01/2025		11,242	11,607
CyrusOne LP
5.000% due 03/15/2024		4,631	4,782
5.375% due 03/15/2027		2,377	2,481
Deutsche Bank AG
3.095% due 05/10/2019		2,090	2,129
4.250% due 10/14/2021		417,344	437,412
6.000% due 09/01/2017		1,770	1,782
E*TRADE Financial Corp.
5.375% due 11/15/2022		450	473
Equinix, Inc.
5.375% due 05/15/2027		13,918	14,875
Essex Portfolio LP
3.375% due 04/15/2026		6,400	6,289
Exela Intermediate LLC
10.000% due 07/15/2023 (b)		16,771	16,603
Ford Motor Credit Co. LLC
1.684% due 09/08/2017		200	200
1.724% due 12/06/2017		200	200
2.095% due 01/09/2018		3,000	3,009
2.240% due 06/15/2018		4,710	4,723
2.375% due 01/16/2018		10,500	10,535
2.551% due 10/05/2018		2,200	2,215
5.000% due 05/15/2018		2,500	2,565
8.125% due 01/15/2020		885	1,007
General Motors Financial Co., Inc.
2.650% due 04/13/2020		53,900	54,183
6.750% due 06/01/2018		2,200	2,295
Goldman Sachs Group, Inc.
5.750% due 01/24/2022		800	901
Goodman U.S. Finance One LLC
6.375% due 04/15/2021		4,000	4,482
HBOS PLC
6.750% due 05/21/2018		16,800	17,478
Hospitality Properties Trust
5.000% due 08/15/2022		6,895	7,398
Host Hotels & Resorts LP
4.000% due 06/15/2025		3,070	3,132
6.000% due 10/01/2021		360	402
Howard Hughes Corp.
5.375% due 03/15/2025		27,807	28,502
HSBC Holdings PLC
3.262% due 03/13/2023		19,470	19,850

3.400% due 03/08/2021		39,300	40,410
3.459% due 03/08/2021		49,844	52,558
3.600% due 05/25/2023		41,200	42,605
4.041% due 03/13/2028		17,580	18,233
4.300% due 03/08/2026		78,900	84,059
6.000% due 09/29/2023 (h)	EUR	3,825	4,909
6.000% due 05/22/2027 (h)		$13,373	13,861
Industrial & Commercial Bank of China Ltd.
2.372% due 11/13/2017		700	701
Industrial Bank of Korea
2.375% due 07/17/2017		1,250	1,250
ING Groep NV
6.500% due 04/16/2025 (h)		3,800	4,003
International Lease Finance Corp.
3.875% due 04/15/2018		1,370	1,391
4.625% due 04/15/2021		2,500	2,665
5.875% due 04/01/2019		22,550	23,961
6.250% due 05/15/2019		31,122	33,397
7.125% due 09/01/2018		38,800	41,076
8.250% due 12/15/2020		45,258	53,396
8.625% due 01/15/2022		2,900	3,574
8.875% due 09/01/2017		11,200	11,351
Intesa Sanpaolo SpA
6.500% due 02/24/2021		100	112
Intrum Justitia AB
2.750% due 07/15/2022	EUR	8,100	9,319
3.125% due 07/15/2024		6,300	7,180
Jefferies Finance LLC
6.875% due 04/15/2022		$3,300	3,308
7.500% due 04/15/2021		3,600	3,753
Jefferies Group LLC
6.500% due 01/20/2043		33,100	37,573
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,000	1,010
KBC Bank NV
8.000% due 01/25/2023		13,600	14,023
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,249
KIRS Midco PLC
8.375% due 07/15/2023 (l)	GBP	33,600	43,247
Kookmin Bank
2.250% due 02/03/2021		$36,400	36,167
KSA Sukuk Ltd.
2.894% due 04/20/2022		120,600	120,941
3.628% due 04/20/2027		80,500	82,328
LeasePlan Corp. NV
2.875% due 01/22/2019		700	703
Lloyds Bank PLC
12.000% due 12/16/2024 (h)		15,720	21,435
Lloyds Banking Group PLC
6.375% due 06/27/2020 (h)	EUR	400	490
7.000% due 06/27/2019 (h)	GBP	9,600	13,000
7.500% due 06/27/2024 (h)		$4,424	4,891
7.625% due 06/27/2023 (h)	GBP	283,012	408,830
7.875% due 06/27/2029 (h)		73,842	112,840
MMcapS Funding Ltd.
1.586% due 12/26/2039		$27,615	21,401
1.796% due 12/26/2039		10,100	5,606
National Australia Bank Ltd.
1.375% due 07/12/2019		400	395
Nationwide Building Society
10.250% due 06/29/2049 (h)	GBP	268	52,644
Navient Corp.
4.625% due 09/25/2017		$5,250	5,270
4.875% due 06/17/2019		16,900	17,618
5.500% due 01/15/2019		37,099	38,722
5.875% due 03/25/2021		22,682	24,043
6.500% due 06/15/2022		45,346	48,180
8.000% due 03/25/2020		7,260	8,131
8.450% due 06/15/2018		9,480	10,006
Navient Corp. CPI Linked Security
4.431% due 01/16/2018		51	1,291
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	94,000	14,604
2.000% due 10/01/2017		195,300	30,169
2.000% due 01/01/2018		83,170	12,967
2.000% due 10/01/2047		248,762	37,628
2.500% due 10/01/2037		39,919	6,369
2.500% due 10/01/2047		135,243	21,189
3.000% due 10/01/2047		118,621	19,218
Novo Banco S.A.
5.000% due 04/04/2019	EUR	15,147	14,273
5.000% due 04/23/2019		16,036	15,110
5.000% due 05/14/2019		11,624	10,953
5.000% due 05/21/2019		25,023	23,579
5.000% due 05/23/2019		8,606	8,109

Nykredit Realkredit A/S
1.000% due 07/01/2017	DKK	153,800	23,625
1.000% due 10/01/2017		593,400	91,600
1.000% due 01/01/2018		269,200	41,714
1.000% due 04/01/2018		699,540	108,766
1.000% due 07/01/2018		1,118,610	174,358
1.000% due 01/01/2019		150,000	23,503
2.000% due 07/01/2017		254,800	39,171
2.000% due 10/01/2017		403,500	62,329
2.000% due 04/01/2018		921,830	144,285
2.000% due 07/01/2018		246,120	38,547
2.000% due 10/01/2037		286,618	44,939
2.000% due 10/01/2047		918,304	137,950
2.500% due 10/01/2037		122,454	19,665
2.500% due 10/01/2047		2,304,780	359,417
3.000% due 10/01/2047		316,197	50,817
4.000% due 01/01/2018		37,900	5,953
Old Republic International Corp.
3.875% due 08/26/2026		$65	65
OneMain Financial Holdings LLC
6.750% due 12/15/2019		42,300	44,574
7.250% due 12/15/2021		5,889	6,232
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		16,860	17,110
3.875% due 03/20/2027		10,837	11,121
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		6,292	6,339
8.750% due 04/15/2018		697	700
Preferred Term Securities Ltd.
1.094% due 09/26/2034		6,000	1,350
1.546% due 03/22/2037		97,130	78,190
1.546% due 09/22/2037		178	139
1.546% due 12/22/2037		20,038	15,529
1.556% due 12/22/2036		105,448	85,940
1.586% due 09/22/2036		64,575	53,597
1.596% due 06/22/2037		52,428	34,078
1.616% due 09/22/2037		44,577	28,975
1.626% due 09/23/2035		997	867
1.626% due 12/22/2036		14,862	8,843
1.626% due 03/22/2037		48,836	31,560
1.636% due 12/22/2036		3,206	2,180
1.646% due 09/22/2036		30,224	20,552
1.646% due 12/22/2037		2,226	1,469
1.646% due 03/22/2038		122,063	95,661
1.667% due 06/23/2035		13,635	11,045
1.676% due 12/22/2035		31,354	21,164
1.696% due 03/22/2038		7,282	4,843
1.726% due 09/23/2035		15,647	10,796
1.746% due 03/23/2035		28,328	23,370
1.750% due 06/23/2035		10,965	7,360
1.826% due 03/23/2035		14,250	9,548
1.846% due 03/22/2038		18,525	10,930
1.847% due 09/26/2034		7,500	5,175
1.866% due 12/22/2036		34,087	20,622
1.867% due 06/24/2034		9,239	7,022
1.917% due 09/24/2033		381	354
1.996% due 09/23/2035		21,502	13,546
2.015% due 07/03/2033		195	191
2.097% due 09/24/2033		41,923	33,958
2.145% due 04/03/2033		339	332
2.146% due 03/22/2038		71,764	62,076
2.147% due 12/24/2033		5,000	3,875
2.155% due 07/03/2033		10,000	8,700
2.195% due 01/03/2033		22,198	19,978
Prologis LP
2.250% due 06/30/2029	GBP	4,700	5,955
Protective Life Global Funding
1.575% due 03/29/2019		$14,290	14,309
Provident Funding Associates LP
6.375% due 06/15/2025		4,410	4,531
QNB Finance Ltd.
2.125% due 02/14/2018		500	498
2.572% due 05/20/2018		800	799
2.648% due 02/26/2018		400	400
2.750% due 10/31/2018		1,200	1,197
RCI Banque S.A.
3.500% due 04/03/2018		8,000	8,095
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	987,940	152,956
1.000% due 04/01/2018		2,678,283	416,214
2.000% due 01/01/2018		571,920	88,915
2.000% due 04/01/2018		910,820	142,448
2.000% due 10/01/2037		166,519	26,019
2.000% due 10/01/2047		323,661	48,683
2.500% due 10/01/2037		158,159	25,253
2.500% due 10/01/2047		1,007,425	157,334

3.000% due 10/01/2047		118,448	19,200
Regional Diversified Funding Ltd.
1.486% due 01/25/2036		$1,716	1,570
Rio Oil Finance Trust
9.250% due 07/06/2024		18,952	19,335
9.750% due 01/06/2027		30,298	31,056
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	15,086	18,319
2.652% due 05/15/2023		$68,578	69,181
3.498% due 05/15/2023		49,570	49,919
4.700% due 07/03/2018		400	410
4.800% due 04/05/2026		88,700	94,418
7.500% due 08/10/2020 (h)		100,225	103,683
7.648% due 09/30/2031 (h)		100	124
8.000% due 08/10/2025 (h)		30,971	33,702
8.625% due 08/15/2021 (h)		131,676	143,856
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	11,275	13,536
Santander Holdings USA, Inc.
4.500% due 07/17/2025		$134,600	138,766
Santander UK Group Holdings PLC
2.875% due 08/05/2021		24,400	24,478
4.750% due 09/15/2025		10,940	11,365
7.375% due 06/24/2022 (h)	GBP	73,054	100,178
Santander UK PLC
2.500% due 03/14/2019		$5,900	5,949
5.000% due 11/07/2023		6,700	7,205
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	28,800	34,763
5.180% due 06/28/2019		$24,200	25,353
5.717% due 06/16/2021		83,400	90,009
6.125% due 02/07/2022		231,885	252,954
Shinhan Bank
1.875% due 07/30/2018		795	794
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	32,475
7.750% due 03/15/2020		21,995	24,641
SLM Student Loan Trust
0.219% due 12/15/2033	EUR	1,566	1,752
0.840% due 12/15/2039	GBP	14,107	17,135
Societe Generale S.A.
7.875% due 12/18/2023 (h)		$2,300	2,536
8.000% due 09/29/2025 (h)		29,879	33,950
Springleaf Finance Corp.
5.250% due 12/15/2019		6,800	7,090
6.000% due 06/01/2020		2,610	2,763
6.125% due 05/15/2022		247,591	261,827
6.500% due 09/15/2017		26,462	26,710
8.250% due 12/15/2020		270,606	304,432
Standard Chartered PLC
2.308% due 08/19/2019		200	202
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)	EUR	102,799	139,133
Synchrony Financial
2.580% due 11/09/2017		$32,200	32,304
4.500% due 07/23/2025		545	561
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,209	7,323
5.661% due 10/13/2041		296	423
5.744% due 04/13/2040		5,961	8,611
5.801% due 10/13/2040		26,936	39,002
6.052% due 10/13/2039		34,494	51,120
7.623% due 07/13/2039		7,375	12,436
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (f)		$71,574	17,347
Trafford Centre Finance Ltd.
1.050% due 07/28/2038	GBP	6,550	7,298
U.S. Capital Funding Ltd.
1.435% due 07/10/2043		$64,589	48,765
1.790% due 05/01/2034		1,641	1,436
2.050% due 05/01/2034		8,600	7,525
UBS AG
4.750% due 05/22/2023		13,300	13,585
4.750% due 02/12/2026	EUR	1,900	2,398
5.125% due 05/15/2024		$54,000	57,176
7.625% due 08/17/2022		85,315	100,373
UBS Group AG
5.750% due 02/19/2022 (h)	EUR	5,000	6,312
7.000% due 02/19/2025 (h)		$3,500	3,883
UBS Group Funding Switzerland AG
2.406% due 05/23/2023		19,000	19,301
2.938% due 04/14/2021		30,000	31,081
2.950% due 09/24/2020		9,755	9,972
3.000% due 04/15/2021		37,400	38,004
3.491% due 05/23/2023		38,000	38,917
4.125% due 09/24/2025		115,340	121,041

4.125% due 04/15/2026		17,300	18,077
4.253% due 03/23/2028		26,000	27,220
Ventas Realty LP
3.250% due 10/15/2026		2,600	2,504
3.500% due 02/01/2025		415	413
Volkswagen Bank GmbH
0.081% due 11/27/2017	EUR	7,200	8,223
Vonovia Finance BV
3.200% due 10/02/2017		$7,800	7,819
Wells Fargo & Co.
2.033% due 07/22/2020		25	25
2.500% due 03/04/2021		9,700	9,738
2.558% due 03/04/2021		1,620	1,667
Welltower, Inc.
4.250% due 04/01/2026		8,800	9,219

			11,117,738

INDUSTRIALS 4.0%
Allergan Funding SCS
0.028% due 06/01/2019	EUR	3,097	3,541
0.500% due 06/01/2021		7,959	9,077
Alliance Data Systems Corp.
4.500% due 03/15/2022		4,272	5,078
Altice Financing S.A.
7.500% due 05/15/2026		$5,000	5,563
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	44,200	53,589
7.750% due 05/15/2022		$28,686	30,479
American Airlines Pass-Through Trust
3.000% due 04/15/2030		25,000	24,563
3.200% due 12/15/2029		9,643	9,582
3.375% due 11/01/2028		6,327	6,375
3.600% due 03/22/2029		267	273
3.650% due 02/15/2029		14,000	14,455
3.650% due 12/15/2029		4,870	4,967
4.000% due 01/15/2027		2,725	2,854
5.250% due 07/31/2022		1,376	1,462
Amgen, Inc.
4.400% due 05/01/2045		6,400	6,609
Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046		18,096	20,535
AutoNation, Inc.
3.350% due 01/15/2021		1,900	1,936
Baidu, Inc.
2.250% due 11/28/2017		1,965	1,970
Banijay Group S.A.S.
4.000% due 07/01/2022 (b)	EUR	3,860	4,458
Belden, Inc.
3.375% due 07/15/2027 (b)		5,520	6,318
BMC Software Finance, Inc.
8.125% due 07/15/2021		$1,472	1,531
Board of Trustees of The Leland Stanford Junior University
3.647% due 05/01/2048		287,900	301,799
Boston Scientific Corp.
2.850% due 05/15/2020		3,300	3,348
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)		20,778	20,856
Broadcom Corp.
3.000% due 01/15/2022		54,130	54,665
3.625% due 01/15/2024		3,529	3,614
3.875% due 01/15/2027		26,972	27,754
Burger King Worldwide, Inc.
4.250% due 05/15/2024		29,047	28,936
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(i)		146,248	188,660
9.000% due 02/15/2020 ^(i)		175,648	227,242
10.000% due 12/15/2018 ^		126,709	117,206
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022		50,574	54,999
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		2,200	2,200
CDK Global, Inc.
4.875% due 06/01/2027		5,669	5,839
Central Nippon Expressway Co. Ltd.
2.369% due 09/10/2018		3,800	3,815
Charter Communications Operating LLC
3.579% due 07/23/2020		9,988	10,328
4.464% due 07/23/2022		23,840	25,426
4.908% due 07/23/2025		32,861	35,561
5.375% due 05/01/2047		7,100	7,550
6.384% due 10/23/2035		7,280	8,662
Chemours Co.
5.375% due 05/15/2027		6,141	6,310
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		100	112

Chesapeake Energy Corp.
4.408% due 04/15/2019		5,340	5,260
Chester Downs & Marina LLC
9.250% due 02/01/2020		27,360	28,318
Cimarex Energy Co.
3.900% due 05/15/2027		6,039	6,085
CNPC General Capital Ltd.
2.750% due 05/14/2019		4,800	4,834
CommScope Technologies LLC
5.000% due 03/15/2027		1,099	1,099
Community Health Systems, Inc.
6.250% due 03/31/2023		38,924	40,329
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,562	1,650
5.500% due 04/29/2022		1,021	1,069
7.250% due 05/10/2021		5,858	6,509
7.707% due 10/02/2022		1,628	1,767
7.875% due 01/02/2020		644	658
Cox Communications, Inc.
9.375% due 01/15/2019		800	882
CSC Holdings LLC
8.625% due 02/15/2019		2,550	2,801
CSN Resources S.A.
6.500% due 07/21/2020		1,660	1,241
CVS Health Corp.
3.875% due 07/20/2025		1,537	1,601
CVS Pass-Through Trust
4.163% due 08/11/2036		6,781	6,886
5.773% due 01/10/2033		5,764	6,562
5.880% due 01/10/2028		1,429	1,603
7.507% due 01/10/2032		5,251	6,499
Dell International LLC
4.420% due 06/15/2021		5,120	5,402
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		3,694	4,068
Diamond Resorts International, Inc.
7.750% due 09/01/2023		75,808	80,546
DISH DBS Corp.
4.625% due 07/15/2017		26,480	26,513
7.875% due 09/01/2019		4,100	4,531
DXC Technology Co
2.875% due 03/27/2020		2,200	2,229
4.250% due 04/15/2024		4,934	5,119
4.750% due 04/15/2027		9,185	9,596
Dynegy, Inc.
8.034% due 02/02/2024		8,542	8,115
eBay, Inc.
2.093% due 01/30/2023		8,540	8,592
2.750% due 01/30/2023		32,760	32,490
EI Group PLC
6.875% due 02/15/2021	GBP	5,000	7,284
6.875% due 05/09/2025		15,750	22,748
EMD Finance LLC
1.700% due 03/19/2018		$1,350	1,350
Endo Dac
5.875% due 10/15/2024		4,500	4,658
Endo Finance LLC
5.375% due 01/15/2023		100	84
EW Scripps Co.
5.125% due 05/15/2025		3,065	3,165
Fidelity National Information Services, Inc.
0.400% due 01/15/2021 (b)	EUR	8,300	9,460
1.700% due 06/30/2022 (b)	GBP	4,000	5,179
First Quality Finance Co., Inc.
5.000% due 07/01/2025		$5,488	5,611
First Quantum Minerals Ltd.
7.000% due 02/15/2021		14,714	15,155
Flex Ltd.
4.625% due 02/15/2020		400	420
5.000% due 02/15/2023		4,200	4,597
General Motors Co.
3.500% due 10/02/2018		4,800	4,886
Greene King Finance PLC
1.239% due 06/15/2031	GBP	6,115	7,418
5.702% due 12/15/2034		427	527
Harvest Operations Corp.
2.330% due 04/14/2021		$37,137	36,219
HCA, Inc.
3.750% due 03/15/2019		39,602	40,493
5.500% due 06/15/2047		13,768	14,284
6.500% due 02/15/2020		300	328
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	12,300	13,908
Hexion, Inc.
13.750% due 02/01/2022		$5,746	5,085

Hilton Worldwide Finance LLC
4.625% due 04/01/2025		26,125	27,007
4.875% due 04/01/2027		16,697	17,511
Hyatt Hotels Corp.
4.850% due 03/15/2026		4,500	4,924
Hyundai Capital America
2.875% due 08/09/2018		5,073	5,116
iHeartCommunications, Inc.
9.000% due 12/15/2019		38,007	29,978
9.000% due 03/01/2021		140,606	105,982
9.000% due 09/15/2022		178,763	132,955
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (c)	EUR	5,000	5,971
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		$11,200	11,217
7.250% due 10/15/2020		15,150	14,393
9.750% due 07/15/2025 (b)		28,252	28,287
Intelsat Luxembourg S.A.
8.125% due 06/01/2023		3,500	1,873
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		18,780	18,311
j2 Cloud Services LLC
6.000% due 07/15/2025		5,508	5,701
KazMunayGas National Co. JSC
9.125% due 07/02/2018		100	106
KFC Holding Co.
4.750% due 06/01/2027		9,005	9,219
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		500	504
Kraft Heinz Foods Co.
3.950% due 07/15/2025		27,059	27,953
4.375% due 06/01/2046		7,363	7,205
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		90	77
Masco Corp.
5.950% due 03/15/2022		3,178	3,591
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		28,370	28,463
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		3,900	3,939
Molina Healthcare, Inc.
4.875% due 06/15/2025		2,821	2,849
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	1,100	1,335
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		$2,072	2,129
5.500% due 10/01/2021		200	208
Nokia Oyj
3.375% due 06/12/2022		6,132	6,194
4.375% due 06/12/2027		6,132	6,259
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		17,567	17,690
NOVA Chemicals Corp.
4.875% due 06/01/2024		1,082	1,079
5.250% due 06/01/2027		5,618	5,604
Novasep Holding S.A.S. (5.000% Cash or 6.000% PIK)
8.000% due 05/31/2019	EUR	367	416
NXP BV
4.125% due 06/15/2020		$1,200	1,263
OGX Austria GmbH
8.375% due 04/01/2022 ^		39,820	4
8.500% due 06/01/2018 ^		136,860	3
OI European Group BV
3.125% due 11/15/2024	EUR	6,300	7,318
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		$3,200	3,203
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		14,842	15,570
5.500% due 02/15/2024		3,558	3,725
Pearson Funding PLC
3.250% due 05/08/2023		1,550	1,505
Pearson PLC
4.625% due 06/15/2018		200	204
Petroleos Mexicanos
6.375% due 02/04/2021		50	54
6.375% due 01/23/2045		400	392
6.500% due 03/13/2027		26,212	28,191
PetSmart, Inc.
5.875% due 06/01/2025		22,257	21,561
Pioneer Natural Resources Co.
6.875% due 05/01/2018		1,300	1,352
PropCo
1.000% due 04/15/2023 (j)		78,920	80,514
QUALCOMM, Inc.
1.928% due 01/30/2023		15,344	15,438
2.600% due 01/30/2023		12,513	12,482

2.900% due 05/20/2024		13,896	13,877
3.250% due 05/20/2027		11,069	11,109
Quintiles IMS, Inc.
3.250% due 03/15/2025	EUR	13,700	15,952
QVC, Inc.
4.450% due 02/15/2025		$2,609	2,579
4.850% due 04/01/2024		1,570	1,607
5.450% due 08/15/2034		3,620	3,460
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		400	410
Rockies Express Pipeline LLC
6.000% due 01/15/2019		100	105
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	50,689	81,938
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		$20,000	21,307
5.750% due 05/15/2024		5,500	6,133
5.875% due 06/30/2026		2,500	2,803
SFR Group S.A.
5.625% due 05/15/2024	EUR	6,800	8,389
6.000% due 05/15/2022		$18,650	19,536
6.250% due 05/15/2024		59,734	63,318
7.375% due 05/01/2026		141,377	153,924
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		25,900	25,795
2.400% due 09/23/2021		25,550	25,275
2.875% due 09/23/2023		18,900	18,757
3.200% due 09/23/2026		18,900	18,520
Sirius XM Radio, Inc.
3.875% due 08/01/2022 (b)		13,901	14,079
5.000% due 08/01/2027 (b)		5,562	5,632
Smithfield Foods, Inc.
2.700% due 01/31/2020		3,420	3,442
3.350% due 02/01/2022		1,650	1,662
Southern Co.
1.993% due 09/30/2020		5,700	5,728
Spirit Issuer PLC
3.000% due 12/28/2031	GBP	12,786	16,073
5.472% due 12/28/2028		27,820	38,355
6.582% due 12/28/2027		16,389	23,378
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$13,370	13,520
Surgery Center Holdings, Inc.
6.750% due 07/01/2025		3,243	3,292
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		8,400	8,480
3.900% due 03/22/2023		9,500	9,894
Symantec Corp.
5.000% due 04/15/2025		5,514	5,785
Tech Data Corp.
3.700% due 02/15/2022		3,696	3,775
4.950% due 02/15/2027		4,589	4,874
Tenet Healthcare Corp.
4.625% due 07/15/2024		30,659	30,774
THC Escrow Corp.
4.625% due 07/15/2024		6,585	6,619
Time Warner Cable LLC
6.750% due 07/01/2018		11,385	11,914
Time Warner, Inc.
3.800% due 02/15/2027		10,676	10,770
Times Square Hotel Trust
8.528% due 08/01/2026		1,596	1,913
Tyson Foods, Inc.
4.875% due 08/15/2034		500	549
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		990	1,144
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	15,734	23,165
6.542% due 03/30/2021		8,827	12,644
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$15,440	15,440
4.000% due 10/11/2027		4,527	4,737
Universal Health Services, Inc.
3.750% due 08/01/2019		100	102
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	27,770	31,355
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023		9,200	8,668
5.375% due 03/15/2020		$200	194
6.500% due 03/15/2022		11,464	12,052
7.000% due 03/15/2024		21,816	22,989
Venator Finance SARL
5.750% due 07/15/2025		2,796	2,831
VeriSign, Inc.
4.750% due 07/15/2027		2,770	2,815

Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		2,056	2,149
6.000% due 04/23/2022		392	404
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,080	12,211
Volkswagen Group of America Finance LLC
1.612% due 11/20/2017		$600	600
1.642% due 05/22/2018		1,300	1,301
WellCare Health Plans, Inc.
5.250% due 04/01/2025		10,829	11,370
Wesleyan University
4.781% due 07/01/2116		10,045	9,873
Westmoreland Coal Co.
8.750% due 01/01/2022		10,637	9,414
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		200	208
Wyndham Worldwide Corp.
4.150% due 04/01/2024		4,311	4,433
4.500% due 04/01/2027		4,881	5,042
5.625% due 03/01/2021		1,000	1,095
Wynn Las Vegas LLC
5.250% due 05/15/2027		19,881	20,390
Yellowstone Energy LP
5.750% due 12/31/2026		5,348	5,348
Zimmer Biomet Holdings, Inc.
1.414% due 12/13/2022	EUR	7,700	8,941
2.425% due 12/13/2026		12,800	15,176
3.550% due 04/01/2025		$595	602

			3,554,630

UTILITIES 2.8%
AT&T, Inc.
1.800% due 09/04/2026	EUR	9,200	10,416
2.023% due 07/15/2021		$155,075	156,771
2.350% due 09/04/2029	EUR	9,200	10,396
3.150% due 09/04/2036		12,000	13,528
4.350% due 06/15/2045		$750	700
4.750% due 05/15/2046		100	99
5.650% due 02/15/2047		8,685	9,648
BG Energy Capital PLC
6.500% due 11/30/2072		200	204
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018		6,200	6,212
E.ON International Finance BV
5.800% due 04/30/2018		5,000	5,154
Enable Midstream Partners LP
2.400% due 05/15/2019		1,250	1,246
Exelon Corp.
3.950% due 06/15/2025		1,200	1,244
4.450% due 04/15/2046		5,400	5,612
FirstEnergy Corp.
3.900% due 07/15/2027		12,631	12,660
4.850% due 07/15/2047		9,346	9,510
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		103,330	105,220
6.000% due 11/27/2023		283,080	309,477
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		3,000	3,112
4.950% due 02/06/2028		55,700	56,171
5.999% due 01/23/2021		98,967	106,973
6.510% due 03/07/2022		46,640	51,581
6.605% due 02/13/2018	EUR	10,150	12,011
7.288% due 08/16/2037		$83,399	98,964
8.146% due 04/11/2018		28,050	29,248
8.625% due 04/28/2034		125,324	167,533
8.625% due 04/28/2034 (l)		45,400	60,691
9.250% due 04/23/2019		193,277	214,973
Majapahit Holding BV
7.750% due 01/20/2020		300	336
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		17,518	9,547
Petrobras Global Finance BV
5.375% due 01/27/2021		46,620	47,515
5.625% due 05/20/2043		2,760	2,308
6.125% due 01/17/2022		67,784	70,156
6.250% due 03/17/2024		1,018	1,040
6.250% due 12/14/2026	GBP	5,700	7,571
6.625% due 01/16/2034		8,700	11,042
6.750% due 01/27/2041		$108,119	101,632
6.850% due 06/05/2115		80,747	71,663
6.875% due 01/20/2040		31,417	29,846
7.250% due 03/17/2044		40,456	39,930
7.375% due 01/17/2027		104,956	111,306
8.375% due 05/23/2021		266,823	299,343
8.750% due 05/23/2026		35,692	41,135

Plains All American Pipeline LP
2.600% due 12/15/2019	4,800	4,816
Sierra Hamilton LLC
12.250% due 12/15/2018 ^(i)	15,300	3,366
Sprint Capital Corp.
6.900% due 05/01/2019	39,854	42,733
Sprint Communications, Inc.
7.000% due 08/15/2020	15,560	17,155
Sprint Corp.
7.125% due 06/15/2024	9,162	10,216
Tenaska Alabama Partners LP
7.000% due 06/30/2021	600	616
Terraform Global Operating LLC
9.750% due 08/15/2022	200	225
Transocean Phoenix Ltd.
7.750% due 10/15/2024	5,041	5,381
Transocean Proteus Ltd.
6.250% due 12/01/2024	4,465	4,577
Verizon Communications, Inc.
4.125% due 03/16/2027	61,570	63,722
4.125% due 08/15/2046	8,835	7,906
5.150% due 09/15/2023	795	884
5.250% due 03/16/2037	41,050	44,315
5.500% due 03/16/2047	23,320	25,624

		2,535,260

Total Corporate Bonds & Notes (Cost $16,502,797)		17,207,628

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
SL Green Operating Partnership LP
3.000% due 10/15/2017	25,000	34,000

Total Convertible Bonds & Notes (Cost $16,502,797)		34,000

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	4,500	6,833

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	5,735	5,328
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	15,580	16,065
7.750% due 01/01/2042	27,720	28,281
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,735	10,088
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	21,905	22,503
6.725% due 04/01/2035	6,975	7,046
7.350% due 07/01/2035	14,630	15,668
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	39,345	36,871
Illinois State General Obligation Notes, Series 2011
5.665% due 03/01/2018	3,880	3,945

		145,795

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	130	130

MISSOURI 0.1%
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1995
0.986% due 02/15/2025	16,700	15,781
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1996
0.920% due 08/15/2025	23,250	21,855
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 2006
2.742% due 06/01/2046	14,375	13,513

		51,149

NEW YORK 0.0%
Westchester Tobacco Asset Securitization, New York Revenue Notes, Series 2016
2.625% due 06/01/2018	1,395	1,401

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	350	371

Total Municipal Bonds & Notes (Cost $200,781)		205,679

U.S. GOVERNMENT AGENCIES 13.2%
Fannie Mae
0.823% due 02/25/2022 (a)	237,486	6,229
0.967% due 09/25/2022 (a)	94,705	3,150
1.120% due 12/25/2036	92	90
1.145% due 09/25/2022	2	2
1.201% due 09/25/2018 (a)	109,605	300
1.336% due 03/25/2034	25	25
1.366% due 08/25/2034	8	8
1.436% due 09/25/2031	2,438	2,377
1.530% due 04/25/2023	2	2
1.566% due 03/25/2044	13	13
1.609% due 04/18/2028 - 09/18/2031	7	6
1.616% due 11/25/2021 - 08/25/2036	33	34
1.666% due 07/25/2021	2	2
1.833% due 11/01/2020	11	11
1.835% due 11/01/2028	12	12
1.841% due 10/01/2017 - 07/01/2018	2	2
1.856% due 03/01/2020	2	2
1.866% due 09/01/2017 - 03/01/2033	23	23
1.890% due 03/25/2022	5	5
1.892% due 10/01/2044	6	6
1.916% due 08/25/2022	3	3
1.940% due 09/25/2022	2	2
1.990% due 01/25/2022	11	11
2.016% due 05/25/2022	1	1
2.066% due 05/25/2018 - 10/25/2020	4	5
2.092% due 10/01/2040	43	44
2.116% due 05/25/2021 - 10/25/2021	11	11
2.170% due 01/01/2019	1	1
2.306% due 07/01/2032	132	135
2.312% due 02/01/2034	1,023	1,060
2.340% due 12/01/2035	18	19
2.377% due 01/25/2022 (a)	44,344	2,776
2.385% due 12/01/2034	185	192
2.400% due 11/01/2033	11	12
2.416% due 01/25/2024	8	8
2.500% due 07/01/2017 - 08/25/2042	193,553	194,534
2.516% due 11/25/2021	9	9
2.570% due 02/01/2032	8	8
2.651% due 06/01/2025	1	1
2.661% due 07/01/2032	8	8
2.693% due 09/01/2035	9	10
2.735% due 07/01/2019	6	6
2.750% due 09/01/2024 - 07/01/2025	67	69
2.771% due 05/01/2018	2	2
2.795% due 10/01/2025	13	13
2.822% due 12/01/2033	19	20
2.828% due 08/01/2033	57	59
2.840% due 12/01/2032 - 09/01/2033	5	5
2.855% due 08/01/2032	6	6
2.895% due 11/01/2029 - 09/01/2031	96	99
2.916% due 03/01/2033	199	206
2.925% due 11/01/2033	40	41
2.940% due 05/01/2024	26	27
2.946% due 10/01/2032	10	11
2.952% due 04/01/2032	44	46
2.953% due 04/01/2024	5	5
2.981% due 01/01/2029	13	13
2.988% due 03/01/2036	12	12
3.000% due 11/01/2021 - 07/01/2047	1,505,946	1,506,952
3.000% due 10/01/2022 - 04/01/2047 (l)	2,334,572	2,333,803
3.000% due 09/25/2027 - 06/25/2042 (a)	97,044	9,923
3.020% due 06/01/2032	76	78
3.055% due 05/01/2024	60	61
3.069% due 10/01/2034	158	160
3.088% due 04/01/2028	10	11
3.098% due 10/01/2025	1	1
3.100% due 01/01/2026	30,000	30,778
3.159% due 10/01/2033	1	1
3.170% due 03/01/2034	10	11
3.214% due 09/01/2030	23	25
3.235% due 10/01/2036	5	5
3.240% due 02/01/2032	8	9
3.325% due 07/01/2036	17	17
3.360% due 04/01/2033	4	4
3.370% due 10/01/2035	234	235
3.425% due 01/01/2035	123	124
3.500% due 08/01/2026 - 06/01/2047	826,938	849,900
3.500% due 02/25/2043 (a)	17,319	3,499
3.500% due 04/01/2046 - 05/01/2047 (l)	1,086,719	1,116,831
3.541% due 09/01/2024	3	3
3.840% due 08/01/2021	18,262	19,420

3.875% due 09/01/2024	31	31
3.975% due 12/01/2027	6	6
4.000% due 03/01/2034 - 05/01/2047	196,770	207,115
4.000% due 10/01/2040 - 05/01/2047 (l)	966,226	1,018,177
4.000% due 12/25/2042 (a)	3,493	625
4.036% due 04/01/2027	64	65
4.500% due 11/01/2023 - 08/01/2042	24,511	26,176
4.500% due 05/01/2039 (l)	43,409	47,300
4.500% due 12/25/2042 (a)	3,046	571
4.634% due 03/25/2041 (a)	7,492	1,227
4.814% due 06/25/2037 (a)	1,243	215
4.834% due 03/25/2037 (a)	2,104	305
4.854% due 12/25/2036 - 02/25/2037 (a)	3,322	468
4.884% due 04/25/2037 (a)	2,200	372
4.894% due 04/25/2037 (a)	3,632	551
4.934% due 08/25/2035 - 02/25/2043 (a)	14,401	2,135
4.975% due 09/01/2022	15	15
5.000% due 08/25/2033 - 06/25/2043	100,724	112,298
5.084% due 01/25/2038 (a)	5,606	812
5.134% due 01/25/2040 (a)	6,376	1,035
5.164% due 03/25/2037 (a)	6,831	1,084
5.184% due 05/25/2037 (a)	2,097	367
5.194% due 06/25/2037 (a)	7,140	1,317
5.216% due 05/25/2025	2,658	2,848
5.224% due 04/25/2037 (a)	44,521	8,040
5.234% due 12/25/2037 - 10/25/2039 (a)	10,427	1,390
5.284% due 02/25/2037 (a)	5,130	766
5.334% due 10/25/2036 - 06/25/2040 (a)	5,834	994
5.384% due 11/25/2035 (a)	1,290	176
5.434% due 11/25/2036 - 04/25/2037 (a)	8,899	767
5.450% due 09/01/2018	1	1
5.484% due 03/25/2036 (a)	4,118	710
5.500% due 08/01/2023 - 06/01/2048	21,292	23,688
5.574% due 04/25/2037 (a)	3,528	721
5.784% due 02/25/2038 (a)	14,737	2,445
5.984% due 02/25/2037 (a)	1,233	232
6.000% due 06/25/2029 - 03/01/2040	20,726	23,529
6.000% due 09/01/2040 (l)	15,283	17,449
6.290% due 02/25/2029	265	281
6.500% due 06/25/2028 - 02/01/2036	338	387
6.518% due 06/25/2042	28	32
6.850% due 12/18/2027	10	11
6.900% due 05/25/2023	27	29
7.000% due 07/25/2022 - 01/25/2048	525	592
7.500% due 07/25/2022 - 06/25/2042	71	81
7.568% due 08/25/2043	202	231
7.588% due 01/17/2040	208	216
8.500% due 06/25/2030	204	248
8.600% due 08/25/2019	19	20
13.981% due 03/25/2038	1,256	1,669
17.470% due 04/25/2023 (a)	34	11
Fannie Mae, TBA
3.000% due 07/01/2032 - 08/01/2032	291,000	298,509
4.000% due 07/01/2047	179,800	188,987
Freddie Mac
0.100% due 05/25/2020 (a)	324,072	729
0.714% due 01/25/2021 (a)	94,266	1,653
0.832% due 03/25/2020 (a)	43,018	646
0.932% due 01/25/2023 (a)	184,104	6,764
1.309% due 06/25/2021 (a)	56,686	2,242
1.345% due 01/15/2038	77,816	77,518
1.359% due 03/15/2031	15	15
1.454% due 11/25/2019 (a)	119,901	2,860
1.476% due 08/25/2031	19	18
1.508% due 12/25/2021 (a)	105,021	5,213
1.632% due 01/15/2038 (a)	77,816	4,496
1.643% due 03/25/2019 (a)	49,800	1,049
1.686% due 10/25/2018 (a)	64,360	1,027
1.855% due 09/25/2018 (a)	29,753	486
1.875% due 01/01/2020	3	3
2.092% due 07/25/2044	14	14
2.175% due 06/01/2019	6	6
2.381% due 02/01/2018	1	1
2.495% due 08/01/2034	1	2
2.500% due 08/01/2027 (l)	19,832	20,086
2.500% due 01/01/2032 - 08/01/2046	1,903	1,875
2.640% due 02/01/2033	2	2
2.650% due 04/01/2036	13	14
2.687% due 02/01/2037	8	8
2.724% due 10/01/2032	42	44
2.730% due 09/01/2031 - 07/01/2033	174	179
2.735% due 09/01/2033	119	125
2.738% due 09/01/2034	37	39
2.749% due 10/15/2023	212	219
2.750% due 07/01/2017	1	1
2.762% due 05/01/2019	32	32

2.768% due 08/01/2024	3	3
2.804% due 07/01/2034	92	97
2.813% due 01/01/2033	10	11
2.823% due 01/01/2035	112	118
2.847% due 11/01/2031	39	41
2.848% due 01/01/2033	8	8
2.875% due 09/01/2032	31	32
2.889% due 12/01/2034	17	17
2.890% due 09/01/2037 (l)	52,757	55,531
2.902% due 11/01/2036	1	1
2.907% due 05/01/2029	36	37
2.915% due 01/01/2037	272	283
2.950% due 09/01/2036	1	1
2.975% due 06/01/2033	8	9
2.979% due 09/01/2037	4	5
2.999% due 09/01/2033	5	5
3.000% due 03/15/2027 - 12/15/2042 (a)	70,629	11,158
3.000% due 11/01/2042 - 07/01/2047	322,764	322,324
3.000% due 12/01/2046 - 03/01/2047 (l)	1,890,646	1,888,077
3.008% due 09/01/2037	4	4
3.010% due 07/01/2025	46	47
3.013% due 08/01/2036	1	2
3.020% due 09/01/2024	13	14
3.033% due 04/01/2033	2	2
3.039% due 05/01/2037	8	8
3.040% due 11/01/2029 - 02/01/2036	181	191
3.041% due 03/01/2032	237	245
3.061% due 03/01/2031	21	21
3.093% due 09/01/2023	5	5
3.117% due 08/01/2037	1	1
3.120% due 09/01/2037	3	3
3.142% due 05/01/2035	62	65
3.152% due 05/01/2033	24	25
3.153% due 09/01/2037	9	9
3.212% due 06/01/2037	2	2
3.218% due 03/01/2025	19	19
3.239% due 01/25/2019 (a)	22,133	559
3.270% due 04/01/2036	10	10
3.315% due 12/01/2037	4	4
3.403% due 07/01/2033	31	33
3.421% due 12/01/2033	110	117
3.434% due 01/01/2035	61	64
3.500% due 10/01/2024 - 05/01/2044	8,665	8,813
3.500% due 12/15/2042 (a)	15,151	2,895
3.523% due 11/01/2035	103	109
3.615% due 06/25/2041 (a)	3,500	432
3.676% due 08/01/2035	12	12
4.000% due 04/15/2019 - 08/01/2044	21,591	23,063
4.000% due 06/01/2047 (l)	565,344	595,199
4.061% due 03/15/2036 (a)	2,681	239
4.466% due 05/25/2025	7,050	7,782
4.500% due 11/15/2040	26,993	30,163
4.791% due 11/15/2037 (a)	13,151	1,746
4.891% due 08/15/2037 (a)	1,846	280
5.000% due 02/15/2024 - 05/15/2038	8,927	9,620
5.041% due 06/15/2038 - 01/15/2042 (a)	11,676	2,093
5.281% due 03/15/2037 (a)	8,695	1,418
5.291% due 03/15/2037 - 06/15/2039 (a)	4,058	740
5.391% due 09/15/2036 (a)	4,267	726
5.411% due 09/15/2036 (a)	2,301	395
5.491% due 04/15/2036 - 05/15/2036 (a)	14,521	2,725
5.500% due 08/15/2036 - 06/15/2041	58,758	65,139
5.541% due 04/15/2026 (a)	1,749	196
5.591% due 01/15/2037 (a)	1,606	279
5.625% due 07/01/2037 - 10/01/2037	546	605
5.847% due 12/15/2042	4,057	4,127
5.941% due 06/15/2032 (a)	1,421	38
5.991% due 08/15/2036 (a)	4,290	781
6.000% due 08/15/2018 - 02/15/2032	3,195	3,631
6.041% due 07/15/2034 (a)	1,262	132
6.500% due 11/15/2021 - 04/15/2029	309	342
6.750% due 01/15/2024	8	8
7.000% due 05/15/2021 - 09/01/2047	681	756
7.250% due 09/15/2030	34	40
7.500% due 11/15/2021 - 09/15/2030	249	289
7.582% due 01/15/2041	1,479	1,678
7.666% due 11/15/2043	40,446	47,051
7.826% due 08/15/2044	20,183	22,657
7.894% due 05/15/2023	10	11
8.500% due 06/15/2031	111	128
8.542% due 02/15/2040	605	760
9.000% due 09/15/2020 - 02/15/2021	12	13
13.782% due 12/15/2031 - 02/15/2032	1,434	1,964
13.978% due 09/15/2034	1,595	1,772
17.098% due 02/15/2024	30	39
17.397% due 11/15/2023	35	46

17.917% due 10/15/2031	38	49
18.225% due 02/15/2024	12	16
Freddie Mac, TBA
3.500% due 08/01/2047	3,000	3,076
Ginnie Mae
0.000% due 11/20/2066	25,295	25,600
0.681% due 08/16/2048 (a)	22,644	732
0.830% due 10/16/2053 (a)	6,522	216
0.919% due 11/16/2043 (a)	50,500	1,839
0.978% due 03/16/2051 (a)	1,295	23
1.393% due 10/20/2062	10,242	10,216
1.463% due 03/20/2063	1,437	1,434
1.643% due 07/20/2063	21,807	21,835
1.743% due 11/20/2065 - 08/20/2066	63,419	63,783
1.763% due 10/20/2066	20,723	20,872
1.773% due 09/20/2066	10,648	10,727
1.793% due 05/20/2066 - 09/20/2066	143,306	144,499
1.823% due 08/20/2066	17,351	17,527
1.843% due 04/20/2066	20,111	20,332
1.993% due 03/20/2066 - 01/20/2067	52,437	53,422
2.125% due 06/20/2022 - 06/20/2032	192	197
2.143% due 03/20/2066	11,999	12,309
2.250% due 10/20/2025 - 12/20/2033	90	94
2.375% due 02/20/2024 - 01/20/2035	166	171
2.550% due 04/20/2067	50,500	52,160
2.625% due 08/20/2033	8	8
3.500% due 01/20/2042 - 03/20/2043 (a)	6,200	728
4.000% due 06/20/2039 - 09/20/2046	4,075	4,294
4.000% due 03/20/2043 (a)	4,717	681
4.938% due 03/20/2043 (a)	53,361	7,669
5.000% due 07/20/2033	420	461
5.500% due 04/20/2037	87	118
5.625% due 07/20/2037 - 11/20/2037	356	391
6.100% due 06/15/2028 - 03/15/2029	647	730
6.490% due 01/15/2028 - 01/15/2029	724	817
23.932% due 03/20/2031	356	576
Small Business Administration
5.370% due 04/01/2028	474	517
7.190% due 12/01/2019	32	33
7.590% due 01/01/2020	22	23
Vendee Mortgage Trust
6.500% due 09/15/2024	78	85

Total U.S. Government Agencies (Cost $11,777,904)		11,806,733

U.S. TREASURY OBLIGATIONS 29.6%
U.S. Treasury Bonds
2.250% due 08/15/2046 (l)	4,400	3,881
2.500% due 02/15/2046	1,675	1,562
2.500% due 05/15/2046	4,955	4,618
2.875% due 08/15/2045	19,300	19,443
2.875% due 11/15/2046 (l)	542,700	546,738
3.125% due 02/15/2043	73,046	77,273
3.625% due 08/15/2043	486,288	560,238
3.625% due 02/15/2044 (l)	272,200	314,120
3.750% due 11/15/2043	391,610	461,014
4.375% due 05/15/2040	54,000	69,009
4.500% due 08/15/2039	75,300	97,680
6.250% due 05/15/2030	845	1,205
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2020	34,354	34,416
0.125% due 07/15/2026	19,474	18,792
0.250% due 01/15/2025	774	761
0.375% due 01/15/2027	22,884	22,485
0.625% due 07/15/2021	313,746	321,680
0.625% due 01/15/2026 (l)	10,713	10,786
0.625% due 02/15/2043 (l)	4,786	4,411
0.750% due 02/15/2042	86,791	82,722
0.875% due 02/15/2047 (l)	2,735	2,657
1.375% due 02/15/2044	78,207	85,193
2.000% due 01/15/2026	11,993	13,446
2.375% due 01/15/2025	1,103,646	1,257,707
2.500% due 01/15/2029	21,329	25,666
U.S. Treasury Notes
0.500% due 07/31/2017 (n)	3,090	3,089
1.125% due 08/31/2021 (n)(p)	98,000	95,426
1.125% due 09/30/2021 (l)(n)(p)	726,690	706,792
1.375% due 03/31/2020 (n)(p)	6,790	6,765
1.375% due 10/31/2020 (l)(n)(p)	336,100	333,395
1.375% due 04/30/2021 (l)(n)(p)	248,900	245,755
1.375% due 08/31/2023 (l)(p)	519,771	499,285
1.375% due 09/30/2023 (l)(p)	694,000	666,051
1.500% due 01/31/2022 (n)(p)	6,800	6,698
1.625% due 02/15/2026 (p)	3,307	3,143
1.750% due 12/31/2020 (l)(n)(p)	765,400	767,627
1.750% due 11/30/2021 (l)(n)	731,000	729,144

1.750% due 03/31/2022 (n)(p)		104,100	103,584
1.750% due 05/15/2023 (l)		871,930	858,953
1.875% due 01/31/2022 (n)(p)		289,000	289,378
1.875% due 02/28/2022 (l)(n)		1,215,400	1,216,895
1.875% due 04/30/2022 (p)		19,200	19,197
1.875% due 08/31/2022 (p)		382,200	381,454
2.000% due 08/31/2021 (l)(n)(p)		423,655	427,395
2.000% due 10/31/2021 (l)(n)		785,300	791,650
2.000% due 04/30/2024 (l)		1,278,800	1,269,034
2.000% due 02/15/2025 (l)		406,928	401,325
2.000% due 11/15/2026 (l)		597,640	582,909
2.125% due 08/31/2020 (n)(p)		76,900	78,141
2.125% due 06/30/2021 (n)(p)		176,400	178,956
2.125% due 08/15/2021 (l)(n)(p)		553,900	561,711
2.125% due 09/30/2021 (l)(n)(p)		509,800	516,790
2.125% due 12/31/2021 (n)(p)		562,600	569,896
2.125% due 06/30/2022 (l)		317,000	320,455
2.125% due 12/31/2022		650,000	655,231
2.125% due 02/29/2024 (l)		2,435,000	2,437,615
2.125% due 03/31/2024 (p)		367,100	367,322
2.125% due 05/15/2025 (l)(p)		355,515	353,300
2.250% due 07/31/2021 (l)(n)(p)		771,940	786,716
2.250% due 12/31/2023 (l)		2,874,110	2,902,515
2.250% due 01/31/2024 (l)(p)		139,970	141,268
2.250% due 11/15/2024 (p)		965	970
2.250% due 11/15/2025 (l)(p)		420,570	420,693
2.375% due 08/15/2024 (p)		1,775	1,802
2.375% due 05/15/2027 (l)		16,680	16,790
2.750% due 11/15/2023 (l)		1,556,900	1,620,513
3.625% due 02/15/2021 (n)(p)		46,300	49,457

Total U.S. Treasury Obligations (Cost $26,647,897)			26,422,588

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.4%
Adjustable Rate Mortgage Trust
1.396% due 08/25/2036		226	160
1.426% due 06/25/2037		865	812
1.716% due 10/25/2035		197	190
1.716% due 03/25/2036		1,188	700
1.756% due 11/25/2035		7,289	6,709
1.756% due 01/25/2036		1,292	1,186
2.366% due 01/25/2035		10,861	8,837
3.123% due 01/25/2036 ^		441	413
3.176% due 07/25/2035		3,641	3,352
3.271% due 11/25/2035 ^		1,009	860
3.274% due 11/25/2035 ^		2,358	2,148
3.279% due 02/25/2036		3,138	2,756
3.322% due 11/25/2035 ^		370	356
3.366% due 01/25/2036 ^		12,510	11,273
3.384% due 08/25/2036		8,255	5,346
3.411% due 01/25/2036		2,294	2,117
3.451% due 05/25/2035		8,477	8,414
3.598% due 09/25/2035		2,370	2,221
3.766% due 03/25/2036		24,549	17,624
American General Mortgage Loan Trust
0.000% due 09/25/2048 (f)		493,841	507,922
American Home Mortgage Assets Trust
1.406% due 05/25/2046 ^		16,796	13,329
1.406% due 12/25/2046 ^		44,560	35,375
1.406% due 06/25/2047 ^		204	156
1.426% due 10/25/2046		353	265
1.652% due 11/25/2046		129,421	69,489
6.250% due 06/25/2037		13,691	11,166
American Home Mortgage Investment Trust
1.516% due 11/25/2045		451	405
1.516% due 05/25/2047		5,600	1,075
2.930% due 10/25/2034		3,187	3,090
3.039% due 09/25/2035		54,250	37,613
3.164% due 12/25/2035		407	258
3.165% due 11/25/2045 ^		49,072	37,628
3.277% due 10/25/2034		194	195
3.414% due 06/25/2045		655	655
3.415% due 02/25/2045		18,532	18,793
5.408% due 09/25/2035		42,078	34,982
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045		4,300	4,316
Asti Finance SRL
0.346% due 05/27/2050	EUR	7,639	8,731
AyT Hipotecario FTA
0.000% due 03/18/2035		1,132	1,289
AyT Hipotecario Mixto Fondo de Titulizacion de Activos
0.000% due 09/15/2035		1,122	1,278
BAMLL Commercial Mortgage Securities Trust
1.288% due 07/05/2043 (a)		$4,426	266
2.379% due 01/15/2028		3,000	3,012
3.418% due 07/05/2043		5,018	5,168

Banc of America Alternative Loan Trust
1.616% due 05/25/2035 ^	1,188	976
1.616% due 06/25/2046 ^	80	61
5.500% due 07/25/2020 ^	42	40
5.500% due 10/25/2033	9,607	9,826
5.500% due 12/25/2035 ^	203	195
5.854% due 11/25/2021 ^	554	498
6.000% due 03/25/2021 ^	30	29
6.000% due 06/25/2034	11,927	12,528
6.000% due 07/25/2034	11,457	12,079
6.000% due 11/25/2034	48	51
6.000% due 12/25/2034	49	51
6.000% due 07/25/2035 ^	9,892	9,857
6.000% due 08/25/2035	10,367	10,441
6.000% due 08/25/2035 ^	1,622	1,431
6.000% due 01/25/2036 ^	26,100	25,014
6.000% due 03/25/2036 ^	5,193	5,108
6.000% due 06/25/2046 ^	339	299
6.000% due 07/25/2046 ^	1,110	964
Banc of America Funding Trust
1.265% due 05/26/2037	37,875	25,589
1.372% due 02/20/2047	10,727	10,115
1.492% due 05/20/2036	97,554	47,482
1.496% due 07/25/2037	26,530	24,799
1.502% due 07/20/2036	3,395	3,407
1.506% due 07/25/2037	22,648	21,106
1.522% due 09/20/2035 ^	6,588	4,721
1.716% due 07/25/2036 ^	70	55
2.075% due 06/20/2035 ^	1,058	707
3.005% due 12/20/2034	409	326
3.146% due 03/20/2035	512	518
3.171% due 05/20/2036 ^	376	344
3.179% due 05/25/2035	57	53
3.234% due 07/20/2036	8,661	8,488
3.310% due 09/20/2035	43	41
3.339% due 09/20/2035 ^	590	477
3.352% due 09/20/2046 ^	2,883	2,382
3.477% due 03/20/2036	687	616
3.493% due 11/20/2035	5,526	4,191
3.559% due 01/20/2047 ^	244	231
3.567% due 03/20/2036	101	90
3.580% due 10/20/2046 ^	373	282
3.601% due 04/20/2035	386	344
3.777% due 05/20/2034	767	765
5.500% due 09/25/2034	80	82
5.500% due 01/26/2036	12,426	12,167
5.500% due 03/25/2036 ^	179	170
5.888% due 04/25/2037 ^	603	528
6.000% due 09/25/2036 ^	4,476	4,089
6.000% due 08/25/2037 ^	11,914	11,401
6.000% due 10/26/2037	15,897	14,233
Banc of America Mortgage Trust
3.165% due 08/25/2034	420	421
3.209% due 09/25/2035 ^	1,119	1,081
3.210% due 09/25/2034	3,275	3,246
3.252% due 10/25/2035 ^	45	42
3.274% due 12/25/2034	178	173
3.287% due 11/25/2035 ^	761	694
3.314% due 09/25/2035	107	105
3.400% due 12/25/2033	120	119
3.403% due 11/25/2035 ^	396	369
3.404% due 09/25/2033	3,506	3,485
3.439% due 02/25/2036 ^	4,629	4,322
3.447% due 07/25/2035 ^	1,394	1,307
3.450% due 11/20/2046 ^	67	65
3.475% due 02/25/2035	516	512
3.490% due 11/25/2034	117	115
3.508% due 12/25/2033	73	73
3.547% due 03/25/2034	11	11
3.559% due 01/25/2036 ^	358	337
3.587% due 01/25/2034	333	334
3.601% due 03/25/2035	2,998	2,926
3.616% due 05/25/2035 ^	10,603	10,217
3.620% due 02/25/2035	276	272
3.622% due 04/25/2034	32	33
3.664% due 04/25/2035 ^	817	769
3.698% due 05/25/2034	686	692
3.713% due 07/25/2034	27	28
3.727% due 05/25/2033	29	29
3.746% due 06/25/2035	155	152
3.778% due 06/25/2035	555	525
3.833% due 04/25/2033	126	127
3.893% due 05/25/2033	4	4
4.032% due 03/25/2033	289	289
4.067% due 07/20/2032	30	31
5.500% due 09/25/2035 ^	356	341

5.500% due 09/25/2035		1,780	1,702
6.000% due 09/25/2037 ^		431	421
6.000% due 07/25/2046		7,968	7,633
6.500% due 10/25/2031		41	43
Bankinter Fondo de Titulizacion de Activos
0.000% due 12/15/2040	EUR	3,802	4,289
Bayview Commercial Asset Trust
1.496% due 01/25/2037		$103	96
BCAP LLC Trust
1.240% due 11/26/2036		6,893	2,689
BCAP LLC Trust
1.144% due 08/26/2036		18,972	14,681
1.184% due 06/26/2036		20,146	18,879
1.194% due 02/26/2037		7,411	5,883
1.210% due 07/26/2036		363	283
1.304% due 05/26/2037		15,850	12,660
1.311% due 05/26/2037		21,117	15,532
1.384% due 03/26/2035		2,781	2,473
1.386% due 01/25/2037 ^		757	663
1.436% due 05/25/2047 ^		8,875	7,279
1.551% due 11/27/2047		64,420	44,729
2.973% due 06/26/2037		17,193	15,286
3.038% due 05/26/2036		565	557
3.131% due 02/26/2036		74	69
3.132% due 10/26/2033		19	16
3.260% due 06/26/2035		135	121
3.270% due 09/26/2035		45	37
3.279% due 11/26/2035		1,978	1,878
3.336% due 03/26/2035		68	59
3.347% due 10/26/2035		8,179	6,360
3.356% due 02/26/2036		5,693	4,749
3.411% due 12/20/2035		16,759	10,551
3.466% due 10/26/2035		15,282	15,404
3.656% due 05/26/2047		15,382	13,107
4.333% due 11/27/2037		9,094	9,131
4.502% due 01/26/2036		3,840	2,711
5.250% due 02/26/2036		1,558	1,315
5.250% due 04/26/2037		2,997	2,927
5.750% due 04/25/2037		9,449	8,180
5.999% due 08/26/2037		14,220	12,638
6.000% due 07/26/2036		19,606	15,618
6.242% due 08/26/2022		160	146
6.465% due 04/26/2037		9,030	7,311
6.999% due 12/26/2036		11,859	8,607
BCAP Ltd.
2.973% due 06/27/2037		9,668	8,163
BCC Mortgages PLC
0.000% due 03/12/2038	EUR	3,598	4,088
Bear Stearns Adjustable Rate Mortgage Trust
2.910% due 02/25/2036		$245	244
2.950% due 02/25/2033		5	5
3.098% due 02/25/2036 ^		287	270
3.111% due 11/25/2034		1,404	1,367
3.210% due 08/25/2035		1,217	1,114
3.224% due 08/25/2035		2,817	2,549
3.271% due 02/25/2036 ^		6,923	6,218
3.273% due 01/25/2035		1,240	1,252
3.282% due 10/25/2033		365	365
3.282% due 02/25/2036 ^		945	936
3.287% due 08/25/2047 ^		2,800	2,406
3.288% due 08/25/2035		13,393	13,490
3.312% due 11/25/2034		25	23
3.324% due 09/25/2034		3,816	3,826
3.345% due 05/25/2037		5,857	5,608
3.359% due 01/25/2035		435	430
3.389% due 08/25/2035 ^		5,942	5,509
3.405% due 10/25/2034		57	57
3.427% due 03/25/2035		1,394	1,371
3.445% due 08/25/2035		34,949	33,085
3.453% due 02/25/2035		2,994	2,992
3.456% due 12/25/2046		5,978	5,654
3.460% due 07/25/2034		395	399
3.472% due 08/25/2035 ^		26,290	24,458
3.491% due 01/25/2035		97	97
3.507% due 04/25/2034		1,596	1,551
3.544% due 02/25/2036 ^		152	149
3.568% due 07/25/2036 ^		5,651	5,257
3.581% due 03/25/2035		838	817
3.625% due 04/25/2034		14	14
3.656% due 05/25/2047 ^		931	889
3.667% due 05/25/2034		69	67
3.758% due 04/25/2034		783	790
3.882% due 06/25/2047 ^		8,879	8,520
3.922% due 11/25/2034		17	16
3.932% due 07/25/2034		2	2
3.955% due 07/25/2034		420	416

4.743% due 08/25/2047 ^		6,121	5,886
Bear Stearns ALT-A Trust
1.376% due 02/25/2034		90	84
1.536% due 08/25/2036		24,897	23,470
1.536% due 11/25/2036 ^		6,532	6,057
1.536% due 06/25/2046 ^		21,995	19,484
1.656% due 07/25/2035		300	301
1.656% due 04/25/2036		11,202	10,815
1.696% due 02/25/2036		5,563	5,115
1.856% due 04/25/2034		397	386
1.856% due 07/25/2034		41	41
1.956% due 11/25/2034		78	77
2.146% due 11/25/2034		17,392	12,571
2.857% due 01/25/2034		61	56
2.866% due 09/25/2034		6,446	4,903
2.941% due 07/25/2034		4,507	4,099
3.087% due 02/25/2036 ^		17,229	15,735
3.126% due 09/25/2035 ^		2,365	1,992
3.133% due 09/25/2034		137	134
3.134% due 02/25/2036 ^		3,086	2,684
3.152% due 01/25/2035		185	168
3.162% due 04/25/2035		1,086	965
3.185% due 11/25/2035 ^		13,129	10,619
3.200% due 01/25/2036 ^		12,823	12,282
3.200% due 09/25/2047 ^		37,506	27,171
3.205% due 04/25/2035		2,486	2,441
3.219% due 05/25/2036		20,569	16,110
3.254% due 11/25/2036		12,107	10,945
3.290% due 07/25/2035		70,451	64,137
3.310% due 02/25/2036 ^		3,456	2,951
3.317% due 01/25/2035		437	337
3.335% due 06/25/2034		1,308	1,311
3.339% due 04/25/2035		2,075	2,035
3.361% due 09/25/2035		10,285	8,852
3.364% due 01/25/2036		59,110	55,672
3.393% due 11/25/2035 ^		24,625	20,656
3.400% due 05/25/2035		4,082	3,838
3.416% due 03/25/2036 ^		17,283	13,563
3.418% due 02/25/2034		241	247
3.422% due 08/25/2034		2,787	2,856
3.428% due 10/25/2035		49,205	47,494
3.444% due 08/25/2036 ^		362	279
3.471% due 08/25/2036 ^		5,699	4,267
3.475% due 05/25/2035		529	532
3.479% due 09/25/2035 ^		14,402	11,819
3.517% due 05/25/2036 ^		15,002	10,699
3.552% due 04/25/2035		1,236	1,193
3.561% due 09/25/2034		157	155
3.581% due 05/25/2036		24,751	17,770
3.586% due 05/25/2036 ^		45	35
3.697% due 01/25/2047		4,598	3,405
4.630% due 07/25/2035 ^		19,996	16,035
Bear Stearns Asset-Backed Securities Trust
1.446% due 04/25/2036		20,670	21,749
1.516% due 02/25/2037		25,887	19,520
2.316% due 10/25/2033		169	168
5.500% due 06/25/2034		505	512
5.500% due 08/25/2035		7,585	7,069
5.750% due 10/25/2033		380	393
6.000% due 10/25/2035		11,283	10,844
6.250% due 12/25/2036		19,751	19,340
Bear Stearns Commercial Mortgage Securities Trust
6.087% due 06/11/2050		800	810
7.000% due 05/20/2030		3,146	3,194
Bear Stearns Deutsche Bank Trust
1.054% due 09/15/2027 (a)		71,285	1,365
Bear Stearns Mortgage Funding Trust
1.386% due 03/25/2037		115,381	98,543
1.396% due 06/25/2037		22,338	19,534
1.416% due 11/25/2036 ^		46,050	42,203
1.416% due 09/25/2046		29,826	23,803
1.426% due 06/25/2037		123,188	105,906
1.436% due 08/25/2036		25,813	22,955
Bear Stearns Structured Products, Inc. Trust
3.063% due 12/26/2046		310	268
3.421% due 01/26/2036		17,305	15,795
7.000% due 07/25/2037		40,350	30,183
Bella Vista Mortgage Trust
1.712% due 05/20/2045		391	292
Berica ABS SRL
0.000% due 12/31/2055	EUR	43,526	49,677
Berica Residential MBS SRL
0.000% due 03/31/2048		22,454	25,571
BLCP Hotel Trust
2.109% due 08/15/2029		$9,328	9,339

Business Mortgage Finance PLC
0.051% due 08/15/2040	EUR	13,844	15,372
BXHTL Mortage Trust
2.389% due 05/15/2029		$835	837
4.388% due 05/15/2029		20,693	20,793
4.847% due 05/15/2029		42,000	42,467
BXP Mortage Trust
3.379% due 06/13/2039		33,700	34,307
CFCRE Commercial Mortgage Trust
1.329% due 04/15/2044 (a)		22,730	741
1.356% due 11/10/2049 (a)		164,377	13,762
Chase Mortgage Finance Trust
3.151% due 12/25/2035 ^		1,229	1,198
3.165% due 01/25/2036 ^		1,099	1,022
3.183% due 07/25/2037		10	10
3.212% due 09/25/2036 ^		34	30
3.352% due 03/25/2037 ^		8,279	7,835
3.542% due 07/25/2037		99	100
3.581% due 02/25/2037		174	169
4.191% due 12/25/2037 ^		1,184	1,134
5.500% due 11/25/2035		2,071	2,030
6.000% due 10/25/2036 ^		877	737
6.000% due 12/25/2036		169	142
6.000% due 02/25/2037 ^		2,419	1,996
6.000% due 03/25/2037 ^		1,285	1,115
6.000% due 05/25/2037 ^		17,013	13,702
6.000% due 05/25/2037		3,041	2,477
6.250% due 10/25/2036 ^		8,740	7,202
ChaseFlex Trust
1.496% due 05/25/2037		44,243	41,655
1.556% due 08/25/2037		13,355	12,505
4.326% due 08/25/2037 ^		1,652	1,548
4.748% due 09/25/2036		10,311	9,976
6.300% due 06/25/2036		17,333	15,050
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.396% due 05/25/2036		400	368
1.446% due 05/25/2036		783	715
1.496% due 01/25/2035		1,315	1,221
1.516% due 08/25/2035		122	117
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021		74	74
5.500% due 12/25/2021		21	21
5.500% due 06/25/2037		578	580
5.500% due 07/25/2037		1,218	1,198
5.750% due 06/25/2036		281	278
6.000% due 02/25/2036		31	31
6.000% due 08/25/2036		9,380	9,636
Citigroup Commercial Mortgage Trust
1.703% due 10/10/2049 (a)		349,414	34,393
1.977% due 09/10/2031 (a)		82,715	1,874
3.349% due 02/10/2049		40,000	40,829
3.368% due 02/10/2049		51,409	53,131
Citigroup Mortgage Loan Trust, Inc.
0.026% due 08/25/2035		1,503	1,466
1.164% due 08/25/2036		29,230	11,817
1.204% due 05/25/2037		27,707	15,515
1.220% due 05/20/2047		16,039	10,763
1.286% due 01/25/2037		442	344
1.298% due 12/25/2035		8,304	5,818
1.466% due 09/25/2036		2,954	2,757
1.801% due 08/25/2035		20,075	17,822
2.166% due 09/25/2037		6,786	4,771
2.185% due 11/25/2036		1,730	1,230
2.757% due 09/25/2037		4,692	4,564
2.990% due 03/25/2036 ^		1,041	997
3.136% due 11/25/2036		5,556	4,156
3.148% due 10/25/2046		5,043	4,419
3.161% due 05/25/2035		609	615
3.176% due 08/25/2035		1,559	1,565
3.208% due 02/25/2034		47	45
3.252% due 11/25/2036 ^		13,980	11,671
3.301% due 11/25/2036 ^		808	698
3.328% due 03/25/2035		8,164	7,053
3.357% due 12/25/2035 ^		458	325
3.372% due 10/25/2035 ^		84	78
3.396% due 06/25/2036 ^		5,085	4,666
3.430% due 05/25/2035		150	150
3.496% due 03/25/2037 ^		2,977	2,603
3.531% due 07/25/2036 ^		5,890	4,884
3.538% due 03/25/2036 ^		8,831	8,707
3.573% due 03/25/2034		732	730
3.600% due 10/25/2035 ^		4,522	3,772
3.667% due 09/25/2037		6,064	5,430
3.834% due 07/25/2036		12,827	11,036
3.871% due 09/25/2037 ^		2,762	2,243
5.250% due 03/25/2037 ^		5,560	4,384

5.500% due 12/25/2035 ^		94	92
5.750% due 09/25/2021		9,383	9,450
5.750% due 04/25/2047 ^		6,735	5,612
6.000% due 05/25/2035		9,182	9,828
6.000% due 12/25/2036		42,207	42,566
6.000% due 05/25/2037		4,434	3,252
6.250% due 11/25/2037		3,116	2,651
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.230% due 09/25/2035 ^		926	764
CitiMortgage Alternative Loan Trust
4.234% due 02/25/2037 ^(a)		4,134	707
5.500% due 11/25/2021		131	131
5.500% due 04/25/2022 ^		3,551	3,588
5.750% due 12/25/2036 ^		736	654
5.750% due 03/25/2037 ^		1,209	1,090
6.000% due 07/25/2036 ^		663	614
6.000% due 06/25/2037 ^		8,578	7,927
6.000% due 10/25/2037 ^		5,220	4,806
Clavis Securities PLC
0.000% due 12/15/2031	EUR	9,687	10,591
0.459% due 12/15/2032	GBP	1,179	1,494
CNL Commercial Mortgage Loan Trust
1.659% due 05/15/2031		$1,029	944
Commercial Mortgage Pass-Through Certificates
3.955% due 02/10/2047		3,400	3,604
Commercial Mortgage Trust
0.224% due 04/10/2047 (a)		58,814	638
0.302% due 05/25/2019 (a)		894,567	3,273
0.426% due 07/10/2046 (a)		47,856	1,995
1.393% due 08/10/2047 (a)		258,094	14,996
1.633% due 10/10/2049 (a)		231,439	22,035
2.089% due 06/08/2030		854	851
2.123% due 07/10/2046 (a)		5,357	254
2.820% due 02/13/2032		4,000	4,017
3.140% due 10/10/2036		13,000	12,927
3.546% due 06/10/2047		8,600	8,882
3.550% due 02/10/2049		22,000	22,917
Core Industrial Trust
3.040% due 02/10/2034		47,820	49,115
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		2,597	2,693
6.000% due 05/25/2036 ^		118	100
6.000% due 08/25/2037 ^		3,183	2,564
Countrywide Alternative Loan Trust
1.336% due 06/25/2036		2,480	2,113
1.336% due 11/25/2036		22,445	20,754
1.356% due 06/25/2037		27,488	25,135
1.376% due 06/25/2036		29,954	23,003
1.376% due 11/25/2036		29,496	26,382
1.376% due 01/25/2037		47,614	40,373
1.376% due 07/25/2046		18,952	16,551
1.376% due 12/25/2046 ^		6,592	6,410
1.376% due 09/25/2047		46,315	43,782
1.386% due 11/25/2036		17,862	16,540
1.386% due 01/25/2037 ^		14,653	13,786
1.392% due 02/20/2047 ^		27,234	21,673
1.396% due 11/25/2036		19,700	18,000
1.396% due 05/25/2047		13,818	12,995
1.401% due 09/25/2034		457	414
1.402% due 03/20/2047		43,052	36,425
1.406% due 09/25/2046 ^		60,962	52,015
1.406% due 10/25/2046		5,423	5,007
1.407% due 12/20/2046 ^		68,019	55,323
1.412% due 07/20/2046 ^		13,414	8,264
1.416% due 02/25/2036		3,553	3,033
1.422% due 05/20/2046 ^		37,330	30,444
1.422% due 09/20/2046		7,307	5,401
1.426% due 05/25/2035		1,472	1,234
1.426% due 07/25/2046		11,185	10,618
1.426% due 04/25/2047		25,877	22,402
1.436% due 05/25/2035		5,907	4,975
1.436% due 09/25/2047		32,076	27,507
1.466% due 12/25/2035		13,247	10,709
1.476% due 07/25/2035		601	580
1.476% due 08/25/2035		16,683	10,469
1.486% due 02/25/2036		2,273	2,012
1.496% due 12/25/2035		616	560
1.496% due 02/25/2037		27,803	23,516
1.506% due 11/25/2035		4,329	3,833
1.506% due 02/25/2036 ^		15,481	12,481
1.506% due 05/25/2036		10,394	9,029
1.526% due 08/25/2035 ^		1,979	1,610
1.526% due 10/25/2035		108	95
1.526% due 11/25/2035		6,378	5,606
1.532% due 11/20/2035		13,157	10,861
1.542% due 11/20/2035		49,818	46,311

1.546% due 09/25/2035	5,935	5,307
1.546% due 10/25/2035	2,874	2,309
1.566% due 09/25/2035	443	409
1.566% due 10/25/2035 ^	28,192	20,421
1.586% due 02/25/2037 ^	599	232
1.616% due 08/25/2035	1,903	1,318
1.616% due 06/25/2036 ^	131	85
1.716% due 12/25/2035 ^	3,515	2,588
1.716% due 04/25/2036	10,973	6,703
1.732% due 12/25/2035	14,098	12,911
1.766% due 11/25/2035	6,873	4,998
1.832% due 08/25/2035 ^	196	146
1.986% due 11/25/2035	6,894	6,204
2.016% due 01/25/2036 ^	3,826	3,301
2.042% due 07/20/2035	7,418	7,147
2.132% due 08/25/2035	368	373
2.216% due 08/25/2035 ^	7,433	5,395
2.236% due 10/25/2034	9,423	8,158
2.289% due 05/25/2035	6,100	4,119
2.292% due 08/25/2035	8,121	7,900
2.377% due 06/25/2035	535	497
2.782% due 10/20/2035	37,883	27,511
2.791% due 02/25/2035	10,010	9,656
2.802% due 10/20/2035	32,407	25,828
2.866% due 08/25/2034	6,331	6,002
2.866% due 10/25/2034	7,642	6,271
3.130% due 12/25/2035	219	206
3.137% due 12/25/2034	14,721	14,868
3.155% due 08/25/2036	1,247	1,232
3.156% due 08/25/2034 ^	10,791	9,957
3.189% due 11/25/2035 ^	610	533
3.240% due 12/25/2035 ^	998	921
3.289% due 03/25/2047 ^	11,896	10,288
3.442% due 06/25/2037	204	178
3.545% due 02/25/2037 ^	2,164	1,992
3.574% due 06/25/2047	11,387	10,231
3.648% due 12/25/2034	8	8
3.734% due 11/25/2035 (a)	6,873	993
3.884% due 11/25/2035 ^(a)	6,823	859
4.034% due 06/25/2036 ^(a)	16,230	2,679
4.724% due 07/25/2021 ^	12	12
4.750% due 08/25/2018	573	379
5.000% due 08/25/2035 ^	2,268	2,053
5.250% due 02/25/2021 ^	311	305
5.500% due 03/25/2035	5,000	4,684
5.500% due 05/25/2035	1,000	953
5.500% due 06/25/2035 ^	366	352
5.500% due 07/25/2035 ^	140	133
5.500% due 08/25/2035	9,331	8,675
5.500% due 09/25/2035	60,546	58,650
5.500% due 11/25/2035 ^	12,948	12,291
5.500% due 11/25/2035	6,359	6,134
5.500% due 12/25/2035 ^	7,884	6,716
5.500% due 01/25/2036	33,661	32,953
5.500% due 02/25/2036 ^	1,072	926
5.500% due 02/25/2036	67,407	59,559
5.750% due 05/25/2036	592	463
5.750% due 06/25/2036 ^	7,524	6,276
5.750% due 03/25/2037	8,175	6,975
5.750% due 07/25/2037 ^	1,821	1,668
5.750% due 04/25/2047 ^	3,950	3,500
6.000% due 02/25/2034	2	2
6.000% due 02/25/2035	42,249	41,630
6.000% due 02/25/2036 ^	63	51
6.000% due 02/25/2036	80,377	69,814
6.000% due 03/25/2036	14,984	12,571
6.000% due 03/25/2036 ^	3,826	3,210
6.000% due 04/25/2036 ^	19,575	16,395
6.000% due 05/25/2036 ^	12,861	10,800
6.000% due 05/25/2036	5,953	4,703
6.000% due 06/25/2036	15,133	13,252
6.000% due 07/25/2036	19,606	16,980
6.000% due 08/25/2036 ^	8,813	7,819
6.000% due 01/25/2037 ^	2,505	2,425
6.000% due 02/25/2037 ^	5,558	3,934
6.000% due 03/25/2037 ^	5,209	3,986
6.000% due 04/25/2037	2,653	2,322
6.000% due 04/25/2037 ^	11,456	8,541
6.000% due 05/25/2037 ^	19,627	14,727
6.000% due 06/25/2037 ^	866	717
6.000% due 08/25/2037 ^	9,463	7,959
6.250% due 11/25/2036	6,391	5,228
6.250% due 12/25/2036 ^	4,973	3,594
6.250% due 11/25/2046 ^	3,606	2,945
6.500% due 05/25/2036 ^	4,665	3,641
6.500% due 06/25/2036 ^	541	431

6.500% due 08/25/2036 ^	4,055	2,791
6.500% due 09/25/2036	2,696	2,291
6.500% due 09/25/2036 ^	6,952	5,925
6.500% due 12/25/2036 ^	4,008	2,971
6.500% due 08/25/2037 ^	13,123	8,585
6.500% due 09/25/2037 ^	26,471	18,971
6.500% due 11/25/2037 ^	13,594	10,927
7.000% due 08/25/2034 ^	257	264
7.000% due 09/25/2036	32,708	18,853
7.250% due 08/25/2032	249	257
7.500% due 12/25/2034 ^	128	73
Countrywide Asset-Backed Certificates
1.456% due 04/25/2036	18,053	12,202
1.716% due 03/25/2036	13,927	11,869
Countrywide Commercial Mortgage Trust
6.477% due 11/12/2043	27,601	27,637
Countrywide Home Loan Mortgage Pass-Through Trust
1.416% due 04/25/2046	708	621
1.486% due 04/25/2035	5,531	5,300
1.556% due 03/25/2036	29	19
1.566% due 02/25/2036 ^	7	10
1.676% due 05/25/2035	567	482
1.716% due 05/25/2036 ^	4,435	2,923
1.756% due 03/25/2035	802	747
1.796% due 02/25/2035	136	120
1.796% due 04/25/2035	9,564	9,081
1.816% due 03/25/2035	1,763	1,560
1.816% due 05/25/2035	15,425	13,341
1.856% due 03/25/2035	34,173	29,624
1.876% due 02/25/2035	1,285	1,134
1.896% due 02/25/2035	1,797	1,703
1.956% due 02/25/2035	13,456	12,693
1.976% due 09/25/2034	271	255
2.363% due 04/25/2035	1,050	873
2.389% due 02/25/2035	11,705	9,444
2.439% due 03/25/2035 ^	517	439
2.987% due 09/25/2034	585	548
3.009% due 09/25/2034 ^	74	55
3.059% due 05/20/2036 ^	6,164	4,696
3.102% due 10/25/2033	176	177
3.104% due 04/20/2036 ^	1,032	824
3.128% due 09/20/2036 ^	1,876	1,564
3.136% due 11/20/2034	416	419
3.142% due 10/20/2035 ^	1,850	1,649
3.142% due 10/20/2035	7,753	6,910
3.146% due 12/19/2033	30	31
3.156% due 07/25/2034	244	246
3.170% due 02/20/2036 ^	1,222	1,101
3.172% due 05/20/2036 ^	6,584	5,592
3.174% due 09/25/2047 ^	3,368	3,158
3.175% due 09/25/2033	3,870	3,875
3.185% due 03/25/2037 ^	415	346
3.201% due 06/20/2034	1,102	1,106
3.206% due 08/20/2035 ^	75	71
3.223% due 05/20/2036 ^	4,378	3,852
3.224% due 05/20/2034	120	116
3.225% due 11/20/2035	44,246	37,639
3.236% due 09/25/2037 ^	8,161	7,898
3.244% due 06/20/2036	13,812	10,669
3.283% due 02/25/2034	333	328
3.306% due 02/20/2036 ^	1,371	1,225
3.309% due 02/20/2036 ^	5,995	5,396
3.312% due 09/20/2034	295	275
3.332% due 02/20/2036 ^	24,763	19,245
3.337% due 01/25/2036 ^	3,451	3,136
3.337% due 01/25/2036	11,022	10,015
3.348% due 02/20/2035	2,597	2,621
3.362% due 02/25/2047 ^	12,747	11,097
3.365% due 04/25/2035 ^	331	296
3.399% due 08/25/2034 ^	20	19
3.399% due 08/25/2034	74	71
3.492% due 05/20/2035	2,751	2,685
3.501% due 12/25/2033	202	205
3.528% due 11/19/2033	14	14
3.536% due 02/25/2034	29	29
3.546% due 04/25/2037	5,223	5,123
3.596% due 06/25/2047 ^	17,900	15,948
3.604% due 07/19/2033	766	752
3.608% due 05/25/2034	191	190
3.646% due 03/25/2035	889	865
3.691% due 06/25/2033	119	119
3.748% due 05/19/2033	141	139
5.250% due 12/25/2027 ^	1,350	1,293
5.250% due 07/25/2034	580	572
5.500% due 04/25/2035	66	65
5.500% due 08/25/2035 ^	4,919	4,436

5.500% due 08/25/2035		651	590
5.500% due 09/25/2035 ^		3,965	3,756
5.500% due 10/25/2035		197	190
5.500% due 10/25/2035 ^		582	564
5.500% due 11/25/2035 ^		686	616
5.500% due 01/25/2036		1,980	1,925
5.750% due 08/25/2034		459	457
5.750% due 02/25/2036 ^		1,183	1,039
5.750% due 02/25/2037 ^		502	445
5.750% due 03/25/2037 ^		4,940	4,304
5.750% due 05/25/2037 ^		781	698
5.750% due 07/25/2037 ^		5,063	4,732
5.850% due 05/25/2036 ^		5,034	4,249
6.000% due 12/25/2035 ^		37	35
6.000% due 02/25/2037 ^		13,078	11,190
6.000% due 03/25/2037 ^		8,610	7,605
6.000% due 04/25/2037 ^		652	564
6.000% due 05/25/2037 ^		5,948	4,977
6.000% due 07/25/2037		9,048	7,469
6.000% due 07/25/2037 ^		4,251	3,680
6.000% due 08/25/2037 ^		1,890	1,659
6.000% due 09/25/2037		4,270	3,912
6.000% due 10/25/2037 ^		267	258
6.000% due 01/25/2038 ^		13,739	11,587
6.250% due 09/25/2036 ^		4,738	4,040
6.250% due 10/25/2036 ^		194	166
6.500% due 11/25/2036 ^		19,047	16,066
6.500% due 05/25/2037 ^		409	355
6.500% due 10/25/2037 ^		33,489	29,378
6.500% due 11/25/2037 ^		6,880	5,715
Countrywide Home Loan Reperforming REMIC Trust
1.616% due 11/25/2034		17,328	14,994
1.616% due 09/25/2035		2,282	2,021
5.709% due 01/25/2034		31,485	31,963
Credico Finance SRL
0.006% due 04/04/2033	EUR	3,547	4,045
Credit Suisse Commercial Mortgage Trust
1.241% due 02/27/2036		$224	222
Credit Suisse First Boston Mortgage Securities Corp.
0.445% due 05/15/2023 (a)		53,588	345
1.866% due 11/25/2031		760	648
1.866% due 09/25/2035 ^		6,673	5,076
2.366% due 11/25/2034		12,662	10,916
2.989% due 07/25/2033		68	67
3.374% due 04/25/2034		32	33
3.827% due 10/25/2033		78	77
5.250% due 08/25/2035		4	4
5.250% due 09/25/2035 ^		1,372	1,251
5.500% due 10/25/2035 ^		383	347
5.500% due 10/25/2035		10,147	9,640
5.750% due 04/22/2033		39	40
6.000% due 11/25/2035 ^		300	173
6.000% due 01/25/2036		4,546	4,097
6.000% due 05/17/2040		1,096	1,111
6.500% due 01/25/2036		568	370
7.000% due 01/25/2036 ^		5,328	2,131
Credit Suisse Mortgage Capital Certificates
0.692% due 04/27/2037		20,164	12,646
1.244% due 05/27/2037		15,832	10,894
1.314% due 07/27/2037		1,165	1,026
2.495% due 09/27/2037		17,548	17,373
3.023% due 09/26/2036		4,746	4,388
3.136% due 11/26/2036		7,412	5,046
3.254% due 04/26/2038		16,260	16,134
3.411% due 08/27/2037		25,516	20,370
3.480% due 04/26/2047		13,448	7,746
3.519% due 05/26/2037		11	11
3.646% due 05/27/2036		375	375
4.000% due 08/27/2037		44,797	43,251
4.791% due 05/27/2053		95,794	98,856
6.000% due 04/26/2037		22,096	20,859
6.000% due 05/27/2037		831	860
6.000% due 01/27/2047		410	412
6.049% due 02/27/2047		158,842	113,705
7.000% due 08/26/2036		7,089	6,479
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.716% due 07/25/2036		24,860	14,787
3.250% due 03/26/2056 (b)		1,880,524	1,672,500
5.000% due 04/25/2037		1,301	1,227
5.500% due 03/25/2037 ^		845	779
6.000% due 08/25/2036 ^		7,148	5,512
6.000% due 02/25/2037 ^		3,437	3,217
6.000% due 06/25/2037		2,902	1,679
6.250% due 08/25/2036 ^		1,676	1,438
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057		1,000	1,027

3.617% due 11/15/2048		18,000	18,871
DBUBS Mortgage Trust
0.927% due 11/10/2046 (a)		55,343	1,044
1.316% due 07/10/2044 (a)		102,833	3,317
Deutsche ALT-A Securities, Inc.
1.346% due 08/25/2047		96,768	89,061
1.356% due 07/25/2047		20,043	18,162
1.366% due 03/25/2037 ^		34,487	29,591
1.366% due 02/25/2047		2,745	2,242
1.376% due 01/25/2047		11,422	10,736
1.386% due 02/25/2037		12,703	12,000
1.406% due 08/25/2036		5,227	4,525
1.406% due 10/25/2036		22,596	12,241
1.406% due 08/25/2047		30,187	27,780
1.416% due 02/25/2047		9,545	8,843
1.496% due 08/25/2036		22,875	19,829
1.502% due 04/25/2047		27,116	25,313
1.516% due 04/25/2037		31,598	19,957
1.566% due 06/25/2037 ^		70,536	48,125
1.966% due 10/25/2047		58,009	48,728
2.566% due 11/25/2035		10,137	10,922
3.439% due 10/25/2035		813	736
5.000% due 10/25/2018		51	52
5.250% due 09/25/2035		7,281	6,702
5.500% due 11/25/2035 ^		171	173
5.500% due 12/25/2035 ^		3,944	3,514
Deutsche ALT-B Securities, Inc.
5.431% due 02/25/2036		4,828	4,529
5.530% due 02/25/2036		8,298	7,785
5.610% due 06/25/2036		17,936	15,327
5.650% due 10/25/2036		27,544	26,177
5.869% due 10/25/2036 ^		1,928	1,837
5.886% due 10/25/2036 ^		304	290
5.900% due 10/25/2036		11,933	11,372
6.100% due 10/25/2036		8,207	7,820
6.420% due 07/25/2036 ^		8,952	7,561
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
3.375% due 06/25/2034		23	21
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.366% due 06/26/2035		106	106
Downey Savings & Loan Association Mortgage Loan Trust
1.389% due 04/19/2047 ^		136	54
1.419% due 03/19/2045		1,549	1,412
1.459% due 02/19/2045		6,207	5,954
1.539% due 09/19/2045		2,824	2,195
1.989% due 11/19/2044		4,267	3,944
2.009% due 11/19/2044		148	133
2.949% due 07/19/2044		726	729
3.025% due 07/19/2044		30	30
E-MAC NL BV
1.929% due 07/25/2036	EUR	616	680
EMF-UK PLC
1.270% due 03/13/2046	GBP	36,275	47,517
Eurosail PLC
0.000% due 09/10/2044	EUR	1,984	2,255
0.000% due 03/13/2045		1,448	1,630
0.449% due 12/10/2044	GBP	8,098	10,415
0.449% due 12/15/2044		932	1,198
0.450% due 03/13/2045		4,256	5,460
0.690% due 09/13/2045		57,391	73,508
1.060% due 09/13/2045		49,818	60,606
1.240% due 06/13/2045		8,259	10,341
First Horizon Alternative Mortgage Securities Trust
1.586% due 02/25/2037		$308	177
1.966% due 04/25/2036 ^		2,780	1,830
2.914% due 08/25/2035 ^		2,622	2,287
3.035% due 08/25/2034		729	709
3.063% due 04/25/2036 ^		3,551	3,171
3.079% due 09/25/2035 ^		3,474	3,137
3.104% due 08/25/2035		19	18
3.110% due 12/25/2035		4,366	3,888
3.118% due 02/25/2035		2,225	2,181
3.131% due 03/25/2035		1,029	978
3.153% due 04/25/2035		5,082	5,024
3.161% due 01/25/2036 ^		8,716	6,939
3.427% due 02/25/2036		331	272
4.334% due 04/25/2037 ^(a)		4,945	867
5.250% due 02/25/2021 ^		581	586
5.750% due 02/25/2036 ^		5,538	4,515
6.000% due 07/25/2036 ^		68	56
6.000% due 07/25/2036		3,629	3,022
6.000% due 08/25/2036 ^		7,824	6,627
6.000% due 11/25/2036		1,987	1,467
6.250% due 11/25/2036		3,830	2,909
6.250% due 08/25/2037 ^		172	136

First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		217	181
First Horizon Mortgage Pass-Through Trust
2.781% due 10/25/2034		9	9
2.893% due 10/25/2035 ^		2,634	2,509
2.955% due 11/25/2037 ^		183	175
2.986% due 01/25/2037 ^		1,631	1,458
3.000% due 10/25/2035		339	283
3.018% due 10/25/2034		233	232
3.050% due 02/25/2035		519	516
3.142% due 08/25/2035		146	127
3.180% due 05/25/2036		2,384	2,042
3.296% due 06/25/2035		1,524	1,469
3.316% due 05/25/2037 ^		5,671	4,710
3.328% due 05/25/2034		54	54
3.425% due 06/25/2034		178	172
3.568% due 05/25/2035		584	542
5.250% due 05/25/2021 ^		247	175
5.500% due 04/25/2022		138	139
5.750% due 05/25/2037 ^		394	319
First Republic Mortgage Loan Trust
1.659% due 11/15/2030		356	328
1.959% due 11/15/2032		61	58
Fondo de Titulizacion de Activos UCI
0.871% due 06/19/2035	EUR	244	210
Fondo de Titulizacion Hipotecaria UCI
0.000% due 06/22/2036		1,597	1,755
GE Business Loan Trust
1.174% due 11/15/2034		$5,441	5,183
GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		9,468	10,027
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040		1,808	1,859
GMAC Mortgage Corp. Loan Trust
3.481% due 11/19/2035		470	450
3.515% due 11/19/2035 ^		2,571	2,319
3.573% due 11/19/2035		652	625
3.582% due 03/18/2035		19	19
3.819% due 10/19/2033		8	8
3.894% due 03/18/2035		3,237	3,205
3.926% due 05/25/2035		175	170
4.061% due 03/18/2035		1,591	1,604
Great Hall Mortgages PLC
0.000% due 06/18/2038	EUR	409	459
0.000% due 03/18/2039		6,018	6,752
1.397% due 06/18/2039		$2,292	2,222
Grecale RMBS SRL
0.171% due 01/27/2061	EUR	22,772	26,047
GreenPoint Mortgage Funding Trust
1.376% due 02/25/2037 ^		$40,061	37,233
1.396% due 01/25/2037		13,944	12,941
1.416% due 03/25/2047		26,053	23,601
1.426% due 04/25/2036		23,550	20,665
1.456% due 08/25/2045		475	431
1.486% due 11/25/2045		95	84
1.536% due 09/25/2046 ^		4,036	2,644
1.544% due 10/25/2045		835	779
1.644% due 10/25/2045		5,583	5,046
Grifonas Finance PLC
0.042% due 08/28/2039	EUR	38,992	38,246
GS Mortgage Securities Corp.
0.395% due 05/03/2032 (a)		$179,000	3,428
3.120% due 05/10/2050		2,700	2,771
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		47,500	47,737
GS Mortgage Securities Trust
0.266% due 12/10/2043 (a)		35,931	247
0.308% due 12/10/2043 (a)		88,991	407
0.722% due 11/10/2049 (a)		170,644	6,695
0.837% due 03/10/2044 (a)		16,573	332
0.910% due 08/10/2046 (a)		119,634	3,801
1.523% due 08/10/2044 (a)		13,113	592
1.535% due 08/10/2043 (a)		132,458	4,620
2.149% due 01/10/2045 (a)		6,239	453
2.429% due 05/10/2045 (a)		61,926	4,404
3.278% due 10/10/2048		6,278	6,460
3.365% due 11/10/2047		7,545	7,868
3.801% due 01/10/2047		10,550	11,084
4.548% due 12/10/2043		7,000	6,717
GSC Capital Corp. Mortgage Trust
1.416% due 02/25/2036		14,328	12,585
GSMPS Mortgage Loan Trust
1.566% due 01/25/2035		32,893	29,113
1.616% due 06/25/2034		52,279	47,724
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^		1,027	763

7.500% due 10/25/2036	1,355	995
GSMSC Resecuritization Trust
1.159% due 02/26/2037	34,046	25,973
1.164% due 10/26/2036	12,000	8,578
1.164% due 04/26/2037	56,017	25,419
1.194% due 08/26/2033	5,369	5,254
GSR Mortgage Loan Trust
1.476% due 08/25/2046	47,566	28,708
1.666% due 07/25/2037 ^	255	141
2.910% due 04/25/2032	26	24
3.069% due 12/25/2034	506	297
3.122% due 09/25/2035	2,005	2,015
3.152% due 11/25/2035	70	70
3.279% due 11/25/2035	88	89
3.367% due 08/25/2034	2,117	2,076
3.370% due 01/25/2036 ^	8,021	7,840
3.375% due 07/25/2035	4,286	4,040
3.396% due 04/25/2036	2,100	1,926
3.419% due 09/25/2034	35	35
3.454% due 11/25/2035	343	300
3.462% due 08/25/2034	670	664
3.498% due 01/25/2035	1,236	1,218
3.526% due 03/25/2037 ^	4,241	4,074
3.532% due 05/25/2035	2,144	2,121
3.582% due 01/25/2036 ^	155	143
3.596% due 05/25/2035	2,027	1,834
3.608% due 04/25/2035	98	99
3.610% due 10/25/2035 ^	4,306	4,071
3.627% due 08/25/2034	61	59
3.684% due 05/25/2035	11,498	11,131
3.698% due 04/25/2035	246	246
3.709% due 07/25/2035	1,178	1,161
3.834% due 07/25/2035	2,558	2,314
5.000% due 07/25/2036	609	584
5.500% due 03/25/2036	1,298	1,266
5.500% due 03/25/2036 ^	2,699	2,633
5.500% due 06/25/2036 ^	39	37
5.500% due 01/25/2037 ^	4,676	4,542
5.750% due 02/25/2036 ^	881	844
5.750% due 02/25/2037 ^	95	91
6.000% due 02/25/2021 ^	1,679	1,468
6.000% due 11/25/2035	418	338
6.000% due 02/25/2036 ^	903	754
6.000% due 06/25/2036 ^	2,428	2,322
6.000% due 09/25/2036 ^	2,246	1,720
6.000% due 01/25/2037 ^	131	125
6.250% due 10/25/2036 ^	40,869	40,384
6.500% due 09/25/2036 ^	2,096	1,672
6.500% due 10/25/2036 ^	1,301	1,193
HarborView Mortgage Loan Trust
1.194% due 09/19/2037	21,896	19,914
1.379% due 12/19/2036 ^	189	164
1.389% due 11/19/2036	10,951	10,326
1.389% due 07/19/2046 ^	259	155
1.399% due 02/19/2046	4,005	3,535
1.419% due 11/19/2036	10,612	8,533
1.429% due 07/19/2047	15,321	13,173
1.449% due 01/19/2036 ^	1,260	874
1.449% due 12/19/2036 ^	5,957	5,120
1.459% due 01/19/2036	835	665
1.489% due 02/19/2036	9,433	7,820
1.519% due 11/19/2035	2,215	2,068
1.519% due 08/19/2045	918	894
1.539% due 09/19/2035	1,665	1,444
1.582% due 12/19/2036 ^	15,814	14,717
1.789% due 07/19/2045	88	68
1.849% due 01/19/2035	398	364
1.909% due 01/19/2035	3,276	2,649
1.969% due 01/19/2035 ^	610	490
1.989% due 12/19/2034 ^	8,411	7,022
2.009% due 11/19/2034	406	368
2.009% due 12/19/2034 ^	84	70
2.029% due 12/19/2034 ^	32,364	26,967
2.069% due 11/19/2034	32,755	27,350
2.176% due 06/19/2034	48	47
2.216% due 10/25/2037	35,343	34,575
2.495% due 06/19/2045 ^	5,840	3,665
3.097% due 12/19/2035 ^	4,051	3,350
3.104% due 11/19/2034	121	113
3.334% due 08/19/2036 ^	1,254	957
3.457% due 06/19/2036 ^	657	486
3.523% due 12/19/2035 ^	26	25
3.539% due 08/19/2034	1,818	1,860
3.575% due 07/19/2035	2,819	2,521
3.634% due 12/19/2035	2,302	2,140
3.864% due 06/19/2036	216	150

Hilton USA Trust
0.614% due 11/05/2038 (a)		118,960	4,679
2.359% due 07/15/2029		5,100	5,055
2.828% due 11/05/2035		71,800	71,374
Hipocat FTA
0.000% due 07/15/2036	EUR	174	196
HomeBanc Mortgage Trust
1.516% due 05/25/2037 ^		$256	248
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		20,970	19,842
HSI Asset Loan Obligation Trust
3.247% due 01/25/2037 ^		627	556
3.409% due 01/25/2037 ^		3,218	2,702
3.561% due 09/25/2037 ^		13,171	11,059
3.589% due 01/25/2037		7,819	6,185
HSI Asset Securitization Corp. Trust
2.176% due 07/25/2035		900	773
2.206% due 07/25/2035		1,757	662
Hudson’s Bay Simon JV Trust
4.906% due 08/05/2034		25,184	25,261
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044	EUR	36,357	35,344
Impac CMB Trust
1.496% due 10/25/2035		$14,036	12,082
1.736% due 04/25/2035		5,242	4,879
1.856% due 09/25/2034		347	342
Impac Secured Assets Trust
1.386% due 01/25/2037		8,800	8,231
1.416% due 05/25/2036		123	112
1.456% due 03/25/2037		39,522	22,446
1.456% due 09/25/2037		18,526	13,664
1.566% due 05/25/2036		3,185	3,049
1.576% due 09/25/2037		27,337	20,382
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032		17	17
IndyMac Mortgage Loan Trust
1.264% due 06/25/2037		3,088	2,999
1.336% due 07/25/2036		16,525	15,146
1.346% due 10/25/2036		174	164
1.406% due 09/25/2046		2,976	2,634
1.416% due 10/25/2036		2,984	2,843
1.416% due 06/25/2046		37,177	32,463
1.426% due 04/25/2046		10,359	9,182
1.426% due 05/25/2046		78,197	71,750
1.436% due 04/25/2046		11,335	10,059
1.446% due 04/25/2035		1,597	1,427
1.446% due 07/25/2046		17,459	16,405
1.466% due 02/25/2037		32,450	22,905
1.476% due 07/25/2035		22,575	19,538
1.496% due 03/25/2035		2,934	2,651
1.496% due 07/25/2035		6,642	4,074
1.516% due 06/25/2037 ^		14,102	8,124
1.696% due 04/25/2035		10,608	10,104
1.750% due 05/25/2037		63,733	49,094
1.816% due 04/25/2034		358	346
1.836% due 06/25/2034		948	917
1.856% due 02/25/2035		446	426
1.856% due 07/25/2045		348	323
1.896% due 02/25/2035		3,057	2,761
1.996% due 10/25/2036		13,146	9,944
2.016% due 08/25/2034		91	79
2.016% due 11/25/2034		12	10
2.096% due 09/25/2034		143	125
2.899% due 01/25/2036		2,917	2,721
2.963% due 01/25/2035		1,515	1,414
2.988% due 06/25/2037 ^		26,726	23,944
3.021% due 06/25/2037		7,367	5,205
3.081% due 06/25/2035 ^		176	148
3.129% due 09/25/2036		7,267	6,090
3.173% due 12/25/2035		14,607	13,142
3.178% due 08/25/2035		517	465
3.185% due 11/25/2035 ^		5,311	4,479
3.196% due 08/25/2035		8,302	6,939
3.210% due 11/25/2035 ^		14,958	11,673
3.230% due 04/25/2035		47	43
3.231% due 01/25/2036		333	332
3.237% due 09/25/2035 ^		3,975	3,713
3.243% due 03/25/2035		62	62
3.243% due 07/25/2035		9,737	7,955
3.257% due 03/25/2035		1,728	1,744
3.266% due 06/25/2036		1,308	1,253
3.280% due 01/25/2036 ^		282	238
3.285% due 10/25/2035		359	299
3.296% due 07/25/2037		30,488	24,929
3.310% due 06/25/2036		38,796	32,919
3.337% due 05/25/2036		28,545	22,644

3.346% due 12/25/2035 ^	2,243	1,918
3.351% due 05/25/2036 ^	32,708	28,493
3.378% due 01/25/2037	14,239	13,058
3.420% due 09/25/2036	125	103
3.434% due 06/25/2036	357	282
3.458% due 02/25/2036	5,935	5,198
3.489% due 07/25/2036	14,173	12,969
3.522% due 11/25/2035 ^	934	889
3.533% due 05/25/2037	35,306	24,651
3.548% due 08/25/2037	120	102
3.586% due 03/25/2037 ^	2,945	2,865
3.656% due 09/25/2037	17,340	13,097
3.820% due 01/25/2037 ^	786	786
6.000% due 06/25/2037	23,685	21,497
6.250% due 11/25/2037 ^	2,947	2,397
6.500% due 09/25/2037	142	122
JPMBB Commercial Mortgage Securities Trust
0.924% due 08/15/2046 (a)	91,720	2,381
JPMDB Commercial Mortgage Securities Trust
0.974% due 12/15/2049 (a)	194,623	12,018
JPMorgan Alternative Loan Trust
3.404% due 05/25/2036 ^	1,890	1,464
5.500% due 02/25/2021 ^	65	65
6.000% due 12/25/2036	43,674	35,585
6.310% due 08/25/2036 ^	50,742	47,044
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.609% due 01/15/2033	40,628	40,742
3.259% due 01/15/2033	64,500	64,672
JPMorgan Chase Commercial Mortgage Securities Trust
0.433% due 09/12/2037 (a)	21,664	52
1.314% due 05/15/2047	11,604	11,575
1.563% due 04/15/2046 (a)	163,773	8,991
1.660% due 08/15/2049 (a)	174,650	17,157
1.751% due 05/15/2045 (a)	154,372	9,838
1.791% due 11/15/2043 (a)	132,963	4,446
2.509% due 08/15/2033	34,200	34,404
5.702% due 08/12/2037	13,512	14,039
JPMorgan Commercial Mortgage-Backed Securities Trust
5.828% due 03/18/2051	377	377
JPMorgan Mortgage Trust
2.968% due 10/25/2033	110	108
2.973% due 02/25/2034	9	9
3.024% due 11/25/2035	480	464
3.142% due 11/25/2035	48	43
3.175% due 10/25/2036 ^	2,868	2,833
3.177% due 06/25/2035	752	752
3.199% due 08/25/2035 ^	3,645	3,524
3.213% due 10/25/2036	1,109	951
3.222% due 10/25/2035	372	373
3.228% due 10/25/2035 ^	578	531
3.247% due 10/25/2036 ^	2,378	2,094
3.252% due 09/25/2035	1,511	1,384
3.260% due 04/25/2036 ^	2,953	2,742
3.263% due 01/25/2037 ^	1,214	1,205
3.300% due 08/25/2035	42	42
3.317% due 02/25/2036 ^	5,646	5,313
3.324% due 04/25/2036	1,437	1,436
3.324% due 04/25/2036 ^	19,863	19,511
3.354% due 05/25/2036 ^	28	23
3.367% due 08/25/2035	3,460	3,500
3.370% due 06/25/2037 ^	10,928	9,795
3.377% due 05/25/2036 ^	1,203	1,120
3.377% due 05/25/2036	1,283	1,195
3.380% due 08/25/2036 ^	8,126	7,970
3.406% due 07/25/2035	1,392	1,344
3.422% due 04/25/2037 ^	1,803	1,633
3.439% due 04/25/2037 ^	15,970	15,512
3.444% due 08/25/2036 ^	1,791	1,657
3.454% due 07/25/2035	527	529
3.465% due 06/25/2037 ^	855	836
3.466% due 07/25/2035	2,723	2,701
3.473% due 06/25/2036 ^	509	454
3.477% due 04/25/2035	171	171
3.505% due 02/25/2035	39	38
3.548% due 10/25/2035	19	18
3.576% due 07/25/2035	539	534
3.614% due 04/25/2035	783	794
3.623% due 06/25/2035	154	145
3.658% due 07/25/2035	48	47
3.771% due 06/25/2036 ^	3,512	3,335
5.000% due 06/25/2021 ^	337	324
5.000% due 03/25/2022 ^	91	90
5.500% due 01/25/2021 ^	90	89
5.500% due 03/25/2022 ^	48	50
5.500% due 09/25/2035	6,025	5,997
5.500% due 01/25/2036 ^	1,547	1,366

5.500% due 08/25/2037 ^		5,291	4,730
5.750% due 03/25/2037 ^		645	522
6.000% due 10/25/2034		7,055	7,301
6.000% due 07/25/2036 ^		5,856	5,213
6.000% due 06/25/2037 ^		21,069	17,540
6.000% due 08/25/2037 ^		161	142
6.500% due 09/25/2035		511	502
7.000% due 08/25/2037 ^		1,343	1,219
JPMorgan Re-REMIC
1.194% due 11/26/2036		24,211	20,601
JPMorgan Resecuritization Trust
3.275% due 11/26/2034		4	4
Landmark Mortgage Securities PLC
0.000% due 06/17/2039	EUR	1,575	1,742
0.497% due 06/17/2039	GBP	4,436	5,544
0.616% due 04/17/2044		31,088	38,738
Lavender Trust
6.250% due 10/26/2036		$601	608
LB-UBS Commercial Mortgage Trust
0.458% due 02/15/2040 (a)		3,314	0
5.407% due 11/15/2038		25,646	19,665
5.562% due 02/15/2040		59,552	42,880
Lehman Mortgage Trust
1.636% due 12/25/2036		8,782	4,322
1.816% due 07/25/2036		9,645	5,265
2.116% due 12/25/2035 ^		2,090	1,707
5.285% due 01/25/2036 ^		4,473	4,206
5.374% due 12/25/2035		4,990	3,434
5.401% due 07/25/2037		4,847	3,699
5.484% due 03/25/2037 ^(a)		21,049	5,447
5.500% due 11/25/2035 ^		241	226
5.500% due 12/25/2035 ^		67	59
5.859% due 04/25/2036		6,680	6,014
6.000% due 08/25/2037		7,296	7,145
6.500% due 09/25/2037 ^		8,756	6,925
Lehman XS Trust
1.316% due 05/25/2046 ^		927	920
1.376% due 03/25/2047 ^		4,863	4,637
1.406% due 11/25/2046		349	319
1.416% due 08/25/2046 ^		28,447	22,961
1.416% due 11/25/2046 ^		28,566	23,045
1.416% due 07/25/2047 ^		22,192	17,898
1.426% due 09/25/2046		201	180
1.516% due 12/25/2035 ^		22	15
5.110% due 07/25/2035 ^		1,431	1,341
Ludgate Funding PLC
0.484% due 12/01/2060	GBP	6,235	7,795
0.499% due 01/01/2061		7,363	9,118
0.939% due 01/01/2061		9,867	12,540
Luminent Mortgage Trust
1.416% due 02/25/2046		$173	134
1.416% due 10/25/2046		298	269
Mansard Mortgages PLC
0.939% due 12/15/2049	GBP	19,460	25,224
Marche Mutui SRL
1.921% due 01/27/2064	EUR	16,156	18,519
MASTR Adjustable Rate Mortgages Trust
1.456% due 05/25/2037		$980	646
1.556% due 05/25/2047 ^		4,128	2,110
2.500% due 01/25/2034		162	140
2.593% due 09/25/2034		203	190
2.811% due 09/25/2033		924	888
3.032% due 07/25/2035 ^		3,352	3,024
3.081% due 04/21/2034		69	71
3.101% due 12/21/2034		234	230
3.101% due 02/25/2036		51	49
3.121% due 05/25/2034		337	334
3.154% due 07/25/2034		1,187	1,139
3.190% due 11/21/2034		866	892
3.207% due 10/25/2032		197	196
3.261% due 07/25/2035 ^		751	689
3.279% due 01/25/2036		19,784	19,646
3.305% due 12/25/2033		271	271
3.311% due 09/25/2035 ^		1,288	1,017
3.432% due 12/25/2033		570	563
3.455% due 10/25/2034		604	569
3.480% due 11/25/2036		146	128
3.592% due 06/25/2035		220	207
MASTR Alternative Loan Trust
5.500% due 07/25/2034		3,829	3,910
5.500% due 08/25/2034		4,996	5,425
7.000% due 06/25/2034		39	42
MASTR Asset Securitization Trust
5.500% due 06/26/2034		66	65
5.750% due 02/25/2021		256	255
6.000% due 10/25/2022		39	39

6.000% due 06/25/2036 ^		4,292	4,162
MASTR Reperforming Loan Trust
1.566% due 05/25/2035		1,948	1,673
1.576% due 07/25/2035		31,814	26,296
4.445% due 05/25/2036		291	269
MASTR Seasoned Securitization Trust
2.949% due 10/25/2032		222	223
3.053% due 05/25/2032		352	349
3.134% due 10/25/2032		33	33
3.567% due 10/25/2032		440	432
6.500% due 08/25/2032		80	87
MBS Bancaja Fondo de Titulizacion de Activos
0.000% due 02/25/2038	EUR	3,096	3,506
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.859% due 11/15/2031		$381	360
1.899% due 09/15/2030		635	628
Merrill Lynch Alternative Note Asset Trust
1.194% due 02/25/2037		6,274	6,007
1.416% due 03/25/2037		6,659	3,034
1.516% due 03/25/2037		319	147
3.624% due 06/25/2037 ^		62,325	45,751
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035		562	538
1.484% due 08/25/2036		30,829	29,475
1.676% due 04/25/2029		1,891	1,832
1.676% due 03/25/2030		217	212
1.874% due 07/25/2030		3,194	3,124
1.876% due 06/25/2028		17	16
1.876% due 11/25/2029		2,252	2,180
1.896% due 04/25/2028		26	25
1.928% due 03/25/2030		432	417
2.049% due 01/25/2030		71	70
2.051% due 10/25/2035		6	6
2.108% due 10/25/2028		129	129
2.128% due 11/25/2029		147	147
2.129% due 01/25/2029		641	621
2.790% due 01/25/2029		52	51
2.867% due 01/25/2029		4,842	4,663
2.981% due 09/25/2029		400	398
2.981% due 02/25/2035		3,357	3,416
3.038% due 05/25/2036		1,179	1,150
3.040% due 05/25/2029		159	158
3.045% due 04/25/2035		141	138
3.064% due 05/25/2036 ^		693	666
3.067% due 12/25/2034		50	51
3.083% due 02/25/2033		70	68
3.116% due 12/25/2034		672	666
3.148% due 02/25/2036		9	9
3.231% due 03/25/2036 ^		3,967	2,915
3.250% due 09/25/2033		23	23
3.297% due 02/25/2034		173	174
3.308% due 05/25/2034		187	183
3.332% due 05/25/2036		232	231
3.444% due 07/25/2035 ^		923	798
3.460% due 09/25/2035 ^		123	111
3.479% due 07/25/2035 ^		1,945	1,880
3.635% due 06/25/2037		478	477
4.531% due 12/25/2035 ^		131	121
Merrill Lynch Mortgage Trust
0.443% due 02/12/2051 (a)		84,249	36
0.680% due 08/12/2039 (a)		1,007	4
Merrill Lynch Mortgage-Backed Securities Trust
3.560% due 08/25/2036 ^		17,292	16,084
3.639% due 06/25/2037 ^		27	23
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.076% due 08/12/2049		508	507
Morgan Stanley Bank of America Merrill Lynch Trust
1.399% due 02/15/2047 (a)		97,465	4,254
2.011% due 11/15/2045 (a)		100,495	5,850
3.040% due 04/15/2048		7,200	7,365
Morgan Stanley Capital Trust
0.502% due 11/12/2049 (a)		4,071	22
3.340% due 03/15/2049		11,000	11,280
Morgan Stanley Dean Witter Capital, Inc. Trust
6.552% due 09/15/2037		3,161	3,200
Morgan Stanley Mortgage Loan Trust
1.478% due 10/25/2034		126	121
1.496% due 01/25/2036		2,695	1,983
2.343% due 06/25/2037		22,206	14,371
3.005% due 08/25/2034		1,183	1,155
3.064% due 07/25/2034		380	381
3.085% due 06/25/2036		1,049	1,056
3.162% due 07/25/2035 ^		307	289
3.174% due 07/25/2035		573	532
3.188% due 11/25/2035		131	104
3.227% due 05/25/2036 ^		15,538	12,224

3.237% due 10/25/2034		137	139
3.295% due 09/25/2035 ^		134	110
3.426% due 08/25/2034		58	59
3.464% due 11/25/2037 ^		4,991	4,372
3.521% due 07/25/2034		362	358
3.772% due 12/25/2035		897	814
4.371% due 10/25/2037 ^		3,848	3,106
5.500% due 11/25/2035 ^		120	118
5.750% due 09/25/2022 ^		11	6
6.000% due 08/25/2037 ^		582	494
6.408% due 09/25/2034		1,552	1,713
6.513% due 08/25/2036 ^		8,291	4,279
Morgan Stanley Mortgage Re-REMIC Trust
3.317% due 02/26/2036		6,364	6,340
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		18,656	16,955
6.305% due 08/26/2047		19,971	17,233
Morgan Stanley Resecuritization Trust
1.462% due 04/26/2047		39,206	17,267
1.652% due 06/26/2047		700	531
3.145% due 04/26/2047		7,885	4,530
Mortgage Equity Conversion Asset Trust
1.720% due 05/25/2042		129,582	112,013
MortgageIT Securities Corp. Mortgage Loan Trust
1.446% due 06/25/2047		32,590	28,240
MortgageIT Trust
1.466% due 11/25/2035		10,870	9,402
Mortgages PLC
0.705% due 01/31/2037	GBP	4,543	5,787
0.785% due 10/31/2038		1,383	1,769
Motel Trust
4.532% due 02/05/2030		$6,000	6,008
MSJP HAUL
0.562% due 09/05/2047 (a)		31,700	1,483
1.049% due 09/05/2047 (a)		53,100	4,277
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		882	834
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		3,037	2,984
Newgate Funding PLC
0.269% due 12/15/2050	EUR	735	827
0.494% due 12/01/2050	GBP	2,873	3,590
0.919% due 12/15/2050	EUR	3,993	4,223
1.169% due 12/15/2050		6,681	6,692
1.289% due 12/15/2050	GBP	21,194	26,492
1.539% due 12/15/2050		5,990	7,245
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.496% due 04/25/2037		$220	173
3.121% due 10/25/2035		981	918
3.573% due 02/25/2036		3,075	2,712
3.583% due 02/25/2036 ^		945	763
3.611% due 08/25/2034		4,832	4,425
5.159% due 03/25/2035		19	20
5.500% due 05/25/2033		12	12
6.000% due 05/25/2033		7	8
6.215% due 08/25/2036 ^		7,816	3,760
6.431% due 08/25/2036 ^		3,334	1,603
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.724% due 08/27/2047		238,349	174,058
1.497% due 10/26/2036		5,315	3,484
3.270% due 08/26/2034		1,675	1,684
5.978% due 10/25/2036		6,859	4,422
6.000% due 07/26/2037		15,426	9,786
NovaStar Mortgage Funding Trust
1.214% due 09/25/2046		16,184	13,768
Paragon Mortgages PLC
0.576% due 01/15/2039	GBP	62,434	78,045
Preferred Residential Securities PLC
1.389% due 12/15/2041		753	938
Prime Mortgage Trust
7.000% due 07/25/2034		$487	464
Provident Funding Mortgage Loan Trust
1.796% due 05/25/2035		2,630	2,555
3.262% due 04/25/2034		86	86
3.449% due 05/25/2035		438	439
3.572% due 10/25/2035		189	186
RBSSP Resecuritization Trust
0.689% due 03/26/2037		64,746	39,522
1.224% due 12/26/2036		5,121	4,877
1.287% due 05/28/2047		37,573	25,580
1.302% due 08/26/2045		114	83
2.774% due 12/26/2037		23,140	18,953
2.937% due 10/26/2036		20,243	16,372
2.953% due 12/26/2036		33,910	29,507
2.992% due 12/25/2035		15,805	16,042

2.993% due 07/26/2045	31,178	31,897
3.090% due 10/26/2035	3,584	3,605
3.469% due 12/26/2036 ^	9,161	7,052
3.483% due 08/28/2047	253,944	195,215
3.564% due 03/26/2036	16,094	11,798
Regal Trust
2.145% due 09/29/2031	287	276
Residential Accredit Loans, Inc. Trust
1.366% due 02/25/2047	20,005	12,307
1.386% due 01/25/2037	7,311	5,849
1.396% due 05/25/2036	19,473	16,960
1.396% due 07/25/2036	17,941	11,809
1.396% due 11/25/2036	4,634	3,726
1.396% due 06/25/2046	37,699	16,629
1.406% due 09/25/2036	9,752	8,398
1.416% due 05/25/2047	6,246	5,868
1.421% due 09/25/2046	8,494	7,416
1.466% due 02/25/2036 ^	17,941	13,774
1.476% due 12/25/2045	31,022	22,537
1.486% due 05/25/2046 ^	1,701	1,306
1.496% due 12/25/2045	733	578
1.516% due 08/25/2035	7,139	5,898
1.516% due 04/25/2037	7,603	5,963
1.546% due 03/25/2037	249	74
1.576% due 01/25/2037 ^	1,544	1,059
1.616% due 06/25/2036	452	330
1.732% due 01/25/2046 ^	27,114	22,823
1.816% due 08/25/2036	11,568	7,937
1.916% due 11/25/2035	8,159	6,492
2.090% due 11/25/2037	18,582	15,414
2.092% due 09/25/2045	953	843
3.571% due 08/25/2035 ^	743	464
3.705% due 07/25/2035	13,258	10,895
3.884% due 07/25/2035	7,726	6,221
4.175% due 12/26/2034 ^	249	163
4.219% due 12/25/2035	13,280	11,752
4.302% due 07/25/2035	87	70
5.000% due 09/25/2019	48	48
5.500% due 01/25/2035	1,174	1,177
5.500% due 04/25/2035	10,467	10,293
5.500% due 08/25/2035 ^	57	54
5.750% due 12/25/2021 ^	252	242
6.000% due 10/25/2034	14,174	14,849
6.000% due 08/25/2035 ^	960	895
6.000% due 10/25/2035 ^	13,582	10,263
6.000% due 12/25/2035 ^	4,923	4,731
6.000% due 08/25/2036 ^	34,093	28,989
6.000% due 09/25/2036	6,034	5,330
6.000% due 01/25/2037	216	188
6.000% due 02/25/2037 ^	22,002	20,077
6.000% due 03/25/2037 ^	18,163	16,115
6.000% due 05/25/2037 ^	2,489	2,245
6.000% due 05/25/2037	17,400	15,693
6.000% due 06/25/2037 ^	34,984	30,500
6.500% due 08/25/2036	42,604	37,357
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031	135	146
7.500% due 12/25/2031	61	61
7.500% due 05/25/2032	73	75
7.500% due 07/25/2032	704	609
Residential Asset Securitization Trust
1.566% due 06/25/2036	8,332	3,152
1.916% due 07/25/2036	9,488	7,790
4.750% due 02/25/2019	13	13
5.500% due 07/25/2035	1,572	1,456
5.500% due 09/25/2035 ^	33,537	29,775
6.000% due 11/25/2036 ^	8,202	5,658
6.000% due 01/25/2037 ^	4,661	3,285
6.000% due 03/25/2037 ^	9,579	6,421
6.000% due 04/25/2037	996	915
6.000% due 08/25/2037	924	778
6.250% due 11/25/2036	15,038	10,729
6.500% due 09/25/2036	4,633	3,474
6.500% due 04/25/2037 ^	23,560	14,232
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035	1,387	1,160
3.480% due 08/25/2035 ^	4,277	3,470
4.300% due 09/25/2036 ^	209	180
4.367% due 10/25/2037 ^	14,764	12,414
4.536% due 04/25/2037	3,191	2,821
4.828% due 07/27/2037 ^	329	290
5.250% due 01/25/2036 ^	139	130
5.500% due 03/25/2037 ^	5,961	5,288
5.670% due 10/25/2037 ^	13,741	11,214
6.000% due 04/25/2037 ^	6,035	5,392
6.000% due 10/25/2037 ^	1,053	896
6.500% due 03/25/2032	61	63

Residential Mortgage Securities PLC
0.675% due 11/14/2039	GBP	4,606	5,835
2.565% due 02/14/2041		2,189	2,929
ResLoC UK PLC
0.000% due 12/15/2043	EUR	8,161	8,965
Ripon Mortgages PLC
1.172% due 08/20/2056	GBP	577,500	754,327
RMAC PLC
0.000% due 06/12/2037	EUR	6,382	7,011
0.529% due 06/12/2036	GBP	41,304	52,087
0.649% due 06/12/2043		3,136	3,978
0.709% due 12/12/2036		2,478	3,166
0.740% due 09/12/2035		5,085	6,512
RMAC Securities PLC
0.000% due 06/12/2044	EUR	2,112	2,318
0.439% due 06/12/2044	GBP	18,881	23,528
0.459% due 06/12/2044		9,791	12,255
1.378% due 06/12/2044		$3,550	3,397
Sandwell Commercial Finance PLC
1.755% due 05/11/2039	GBP	1,662	2,144
Sequoia Mortgage Trust
1.562% due 07/20/2033		$121	114
1.832% due 08/20/2034		1,071	1,021
1.872% due 06/20/2033		583	585
1.972% due 10/20/2027		6	6
1.972% due 04/20/2033		135	130
2.012% due 10/20/2027		81	79
2.058% due 11/20/2034		341	329
2.164% due 04/20/2033		798	795
3.128% due 08/20/2047		12,802	10,723
3.225% due 09/20/2046 ^		6,430	5,132
3.357% due 02/20/2047		394	356
3.502% due 09/20/2046 ^		846	700
3.514% due 07/20/2037		2,037	1,778
3.550% due 07/20/2037 ^		12,649	11,168
Southern Pacific Financing PLC
0.889% due 12/10/2042	GBP	480	584
Southern Pacific Securities PLC
0.779% due 06/10/2043		4,129	5,324
Structured Adjustable Rate Mortgage Loan Trust
1.516% due 09/25/2034		$385	361
2.366% due 12/25/2037 ^		12,177	9,610
2.915% due 10/25/2037 ^		7,151	6,129
3.105% due 05/25/2036 ^		339	315
3.129% due 11/25/2035 ^		223	179
3.165% due 09/25/2036 ^		22,326	16,803
3.177% due 10/25/2035 ^		5,100	4,646
3.208% due 05/25/2036 ^		7,145	5,724
3.220% due 11/25/2035 ^		1,695	1,481
3.234% due 09/25/2034		146	146
3.249% due 09/25/2036 ^		4,687	3,970
3.328% due 03/25/2035		12,583	10,955
3.330% due 05/25/2035		43	36
3.331% due 09/25/2035		6,615	5,910
3.332% due 02/25/2036 ^		7,315	6,581
3.336% due 08/25/2035		1,990	1,983
3.350% due 08/25/2034		28	27
3.351% due 06/25/2034		236	246
3.353% due 12/25/2034		2,187	2,166
3.357% due 07/25/2035 ^		5,321	4,636
3.358% due 09/25/2036 ^		20,111	16,589
3.364% due 10/25/2034		196	194
3.366% due 01/25/2036 ^		6,349	4,870
3.382% due 04/25/2034		15	15
3.383% due 04/25/2035		121	119
3.413% due 05/25/2035		9,477	8,905
3.419% due 02/25/2037 ^		294	294
3.430% due 05/25/2034		1,613	1,640
3.431% due 11/25/2034		1,714	1,706
3.432% due 03/25/2035		1,490	1,461
3.462% due 01/25/2037 ^		8,445	6,927
3.471% due 05/25/2036 ^		10,595	8,849
3.487% due 11/25/2035		540	481
3.536% due 02/25/2036 ^		9,623	7,101
3.610% due 12/25/2035		441	399
3.636% due 03/25/2036 ^		1,898	1,597
3.659% due 12/25/2034		66	62
3.691% due 07/25/2037 ^		59	52
4.055% due 11/25/2034		407	408
Structured Asset Mortgage Investments Trust
1.336% due 08/25/2036		15,978	14,159
1.396% due 01/25/2037		4,785	4,350
1.396% due 07/25/2046		18,609	16,425
1.406% due 06/25/2036		10,800	9,786
1.406% due 07/25/2046 ^		13,347	10,999

1.416% due 05/25/2036		17,890	15,669
1.416% due 10/25/2036		7,987	7,007
1.426% due 04/25/2036		39,652	35,974
1.426% due 05/25/2036		363	287
1.426% due 08/25/2036 ^		18,190	15,907
1.426% due 05/25/2046		246	194
1.426% due 09/25/2047 ^		32,009	26,804
1.446% due 02/25/2036 ^		71,761	64,671
1.446% due 02/25/2036		12,051	10,715
1.446% due 07/25/2046 ^		25	10
1.459% due 07/19/2035		3,596	3,444
1.496% due 02/25/2036 ^		24,328	22,376
1.516% due 08/25/2036 ^		6,528	4,297
1.676% due 05/25/2045		1,902	1,717
1.766% due 09/25/2047		37,298	36,882
1.889% due 05/19/2035		1,979	1,953
2.066% due 05/25/2047		5,608	4,693
2.834% due 05/25/2047		55,374	43,355
3.357% due 05/25/2045 ^		171	147
3.383% due 02/19/2035		6	6
Structured Asset Securities Corp.
1.566% due 04/25/2035		448	405
3.290% due 12/25/2033		1,092	1,078
Structured Asset Securities Corp. Mortgage Loan Trust
1.816% due 10/25/2027		470	463
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.160% due 03/25/2033		197	196
3.272% due 09/25/2033		449	443
3.284% due 07/25/2033		531	532
3.285% due 01/25/2034		264	264
3.325% due 08/25/2032		74	74
3.348% due 11/25/2033		158	158
3.541% due 11/25/2033		432	429
3.651% due 09/25/2032		15	15
5.432% due 07/25/2034		11,881	12,107
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		4,601	4,715
5.750% due 08/25/2035		6,486	6,461
Suntrust Adjustable Rate Mortgage Loan Trust
3.530% due 02/25/2037 ^		9,986	8,959
3.679% due 04/25/2037 ^		3,350	2,858
TDA CAM Fondo de Titulizacion de Activos
0.000% due 09/22/2032	EUR	689	786
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030		319	363
0.000% due 09/30/2032		25	28
0.000% due 03/22/2035		1,280	1,450
0.000% due 06/22/2045		594	672
3.171% due 03/22/2036		1,200	1,409
Theatre Hospitals PLC
3.336% due 10/15/2031	GBP	65,947	84,295
Thornburg Mortgage Securities Trust
1.756% due 03/25/2044		$225	213
2.839% due 10/25/2043		512	502
2.843% due 12/25/2044		64	63
2.970% due 06/25/2047		17,760	16,796
Tibet CMBS SRL
4.150% due 12/09/2026	EUR	23,037	26,469
Towd Point Mortgage Funding PLC
1.504% due 02/20/2054	GBP	5,466	7,171
Trinity Square PLC
1.486% due 07/15/2051		25,273	33,376
UBS Commercial Mortgage Trust
2.271% due 05/10/2045 (a)		$160,320	13,049
UBS-Barclays Commercial Mortgage Trust
1.393% due 04/10/2046 (a)		82,490	4,382
Uropa Securities PLC
0.000% due 10/10/2040	EUR	10,600	11,674
0.538% due 10/10/2040	GBP	31,600	38,143
Wachovia Bank Commercial Mortgage Trust
1.392% due 06/15/2049		$3,965	3,965
6.174% due 02/15/2051		6,383	6,378
Wachovia Mortgage Loan Trust LLC
3.127% due 05/20/2036		317	303
3.249% due 10/20/2035		1,806	1,606
3.271% due 10/20/2035		360	355
3.276% due 10/20/2035 ^		1,501	1,331
3.294% due 03/20/2037 ^		127	114
3.426% due 08/20/2035 ^		1,838	1,640
WaMu Mortgage Backed Pass-Through Certificates
2.310% due 12/19/2039		148	146
WaMu Mortgage Pass-Through Certificates Trust
1.432% due 02/25/2047 ^		37,158	31,959
1.446% due 04/25/2045		11,974	11,504
1.462% due 01/25/2047		2,318	2,184
1.472% due 01/25/2047 ^		9,224	7,510

1.476% due 11/25/2045	988	954
1.482% due 06/25/2047	8,326	7,540
1.486% due 12/25/2045	4,187	4,127
1.492% due 04/25/2047	5,175	4,621
1.506% due 07/25/2045	3,314	3,237
1.506% due 12/25/2045	7,819	7,529
1.512% due 12/25/2046 ^	21,618	18,946
1.546% due 01/25/2045	10,498	10,281
1.566% due 01/25/2045	178	174
1.572% due 11/25/2046	20,381	16,820
1.606% due 10/25/2044	2,530	2,490
1.612% due 10/25/2046 ^	72,815	65,508
1.616% due 10/25/2044	3,282	3,140
1.632% due 05/25/2046	13,304	12,606
1.656% due 07/25/2044	12,654	12,201
1.692% due 09/25/2046	12,974	11,050
1.712% due 06/25/2046	1,497	1,445
1.712% due 07/25/2046	20,327	16,851
1.722% due 06/25/2046	3,735	3,478
1.896% due 01/25/2045	6,506	6,421
1.932% due 11/25/2042	305	290
1.956% due 11/25/2034	3,656	3,607
1.996% due 10/25/2045	2,817	2,954
2.096% due 11/25/2034	73	72
2.132% due 08/25/2042	164	159
2.145% due 07/25/2046	13,616	13,028
2.313% due 10/25/2036 ^	2,222	2,047
2.438% due 10/25/2036 ^	533	494
2.476% due 01/25/2037 ^	6,279	5,910
2.567% due 01/25/2037 ^	14,948	13,534
2.708% due 11/25/2036 ^	5,264	5,037
2.716% due 11/25/2036 ^	1,740	1,678
2.746% due 01/25/2037 ^	9,280	8,721
2.787% due 10/25/2035	6,531	6,550
2.808% due 09/25/2035	815	834
2.812% due 12/25/2036 ^	115	101
2.835% due 12/25/2035	3,907	3,797
2.843% due 08/25/2034	1,384	1,400
2.849% due 02/25/2033	753	747
2.852% due 05/25/2037 ^	16,323	13,416
2.862% due 09/25/2036	14,226	12,919
2.878% due 01/25/2036	2,281	2,243
2.887% due 08/25/2046 ^	150	138
2.908% due 01/25/2035	3,521	3,597
2.908% due 03/25/2037 ^	48,607	45,149
2.923% due 03/25/2036	5,791	5,523
2.953% due 12/25/2036 ^	7,568	7,222
2.954% due 07/25/2037 ^	22,442	20,599
2.973% due 06/25/2037 ^	9,670	9,072
3.028% due 02/25/2037 ^	22,882	21,337
3.031% due 08/25/2036 ^	27,979	26,852
3.033% due 03/25/2035	2,733	2,693
3.042% due 04/25/2037 ^	29,761	28,442
3.058% due 06/25/2037 ^	3,768	3,458
3.064% due 01/25/2036 ^	626	606
3.064% due 03/25/2037 ^	20,710	19,336
3.094% due 02/25/2037 ^	32,693	29,912
3.126% due 05/25/2037 ^	2,171	2,015
3.141% due 02/25/2037 ^	5,049	4,804
3.144% due 02/25/2037 ^	37,477	34,569
3.230% due 01/25/2036	6,675	6,159
3.312% due 08/25/2035	63	59
4.001% due 07/25/2037 ^	4,232	3,944
Washington Mutual Mortgage Pass-Through Certificates Trust
1.406% due 07/25/2046	492	412
1.432% due 01/25/2047	37,530	28,642
1.432% due 04/25/2047	8,649	6,353
1.446% due 12/25/2036	9,211	8,085
1.452% due 12/25/2046	11,301	8,458
1.476% due 12/25/2035	651	556
1.502% due 04/25/2047	12,182	8,825
1.582% due 10/25/2046 ^	23,492	18,971
1.616% due 07/25/2035	2,018	1,658
1.652% due 09/25/2046	31,141	21,999
1.672% due 04/25/2046	51,652	44,628
1.702% due 05/25/2046	5,651	4,670
1.816% due 03/25/2036 ^	2,613	2,175
2.600% due 06/25/2033	134	135
2.666% due 09/25/2035 ^	2,028	1,627
4.365% due 09/25/2036 ^	38,544	20,777
4.535% due 10/25/2036	86	57
4.844% due 10/25/2036	8,174	4,308
5.500% due 06/25/2035	3,884	3,776
5.500% due 08/25/2035	116	113
5.500% due 11/25/2035 ^	828	721
5.750% due 11/25/2035 ^	1,222	1,134

6.000% due 11/25/2035	4,467	4,539
6.000% due 04/25/2036 ^	4,843	4,426
6.000% due 07/25/2036	1,920	889
6.000% due 04/25/2037	18,514	17,550
6.221% due 07/25/2036 ^	29,375	13,397
6.449% due 07/25/2036 ^	2,672	1,236
6.500% due 11/25/2035	1,413	1,145
6.500% due 03/25/2036	20,242	16,543
6.500% due 05/25/2036 ^	7,890	6,663
6.500% due 08/25/2036 ^	41,523	31,876
7.500% due 04/25/2033	26	28
Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037	1,602	1,591
Wells Fargo Commercial Mortgage Trust
1.485% due 11/15/2043 (a)	87,104	3,041
1.890% due 10/15/2049 (a)	324,848	36,908
3.324% due 01/15/2059	15,000	15,484
3.487% due 11/15/2048	5,000	5,215
Wells Fargo Mortgage Loan Trust
1.204% due 09/27/2047	44,897	38,374
3.242% due 12/27/2046	26,681	17,872
Wells Fargo Mortgage-Backed Securities Trust
1.516% due 04/25/2037 ^	592	526
3.001% due 11/25/2034	409	418
3.028% due 09/25/2034	68	70
3.031% due 09/25/2034	121	124
3.047% due 10/25/2036 ^	2,105	2,049
3.107% due 03/25/2036	1,573	1,587
3.116% due 02/25/2035	520	529
3.139% due 11/25/2037 ^	128	122
3.145% due 03/25/2036	146	147
3.153% due 03/25/2035	27,211	27,395
3.165% due 07/25/2034	306	315
3.167% due 03/25/2036 ^	1,004	966
3.169% due 08/25/2036 ^	1,789	1,713
3.174% due 04/25/2036	749	737
3.178% due 07/25/2034	111	114
3.194% due 04/25/2036 ^	353	355
3.208% due 03/25/2035	132	132
3.216% due 03/25/2035	48	47
3.218% due 05/25/2035	376	377
3.237% due 12/25/2034	67	68
3.246% due 07/25/2036 ^	41,450	40,230
3.253% due 03/25/2036 ^	5,829	5,765
3.260% due 06/25/2035	187	192
3.262% due 10/25/2034	107	107
3.264% due 10/25/2035	513	515
3.313% due 10/25/2034	11	11
3.315% due 04/25/2035	785	789
3.324% due 07/25/2036 ^	1,292	1,297
3.329% due 05/25/2036 ^	5,152	4,953
3.354% due 06/25/2034	357	363
3.357% due 06/25/2035	251	258
3.360% due 04/25/2036	3,937	3,621
3.361% due 04/25/2037 ^	522	498
3.369% due 08/25/2033	91	94
3.377% due 06/26/2035	1,669	1,670
5.500% due 08/25/2035	42	43
5.500% due 11/25/2035	16,988	17,436
5.500% due 03/25/2036	610	604
5.500% due 04/25/2036	175	172
5.500% due 09/25/2037	434	435
5.750% due 03/25/2037 ^	1,774	1,748
6.000% due 06/25/2036 ^	1,092	1,066
6.000% due 07/25/2036 ^	153	154
6.000% due 08/25/2036 ^	1,326	1,309
6.000% due 09/25/2036 ^	97	93
6.000% due 11/25/2036 ^	362	362
6.000% due 04/25/2037 ^	216	217
6.000% due 06/25/2037 ^	2,655	2,676
6.000% due 07/25/2037 ^	3,597	3,607
6.000% due 08/25/2037 ^	264	266
6.000% due 08/25/2037	7	8
6.000% due 11/25/2037 ^	179	178
16.043% due 03/25/2036	163	190
Wells Fargo-RBS Commercial Mortgage Trust
0.595% due 03/15/2047 (a)	83,202	2,373
1.531% due 03/15/2047 (a)	114,221	6,396
2.282% due 04/15/2045 (a)	73,183	5,578

Windermere CMBS Ltd.
0.118% due 04/22/2018	EUR	3,441	3,904

Total Non-Agency Mortgage-Backed Securities (Cost $14,617,869)			15,513,026

ASSET-BACKED SECURITIES 22.7%
Aames Mortgage Investment Trust
2.416% due 06/25/2035		$10,800	10,079
2.941% due 01/25/2035 ^		381	381
AASET Trust
3.967% due 05/16/2042		11,156	11,184
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		18,796	19,187
Academic Loan Funding Trust
2.016% due 12/26/2044		4,366	4,348
Accredited Mortgage Loan Trust
1.436% due 02/25/2037		25,211	20,633
1.500% due 09/25/2035		7,220	6,573
1.816% due 04/25/2034		981	955
1.816% due 07/25/2034		8,557	8,156
1.921% due 04/25/2035		2,495	2,484
5.210% due 01/25/2034		2,666	2,744
ACE Securities Corp. Home Equity Loan Trust
1.276% due 10/25/2036		361	259
1.306% due 07/25/2036 ^		1,819	638
1.336% due 12/25/2036		11,836	6,110
1.346% due 12/25/2036		153,158	96,969
1.356% due 07/25/2036		62,205	45,545
1.356% due 12/25/2036		24,791	15,599
1.366% due 04/25/2036		25,638	23,155
1.366% due 07/25/2036		44,985	20,038
1.406% due 02/25/2036		52,269	47,998
1.456% due 07/25/2036		15,006	7,326
1.486% due 08/25/2036		14,237	11,242
1.516% due 12/25/2045		31	31
1.836% due 02/25/2036 ^		3,473	3,269
1.876% due 11/25/2035		5,238	5,131
1.916% due 08/25/2045		5,624	5,517
1.981% due 08/25/2035		5,169	5,133
2.016% due 02/25/2034		295	296
2.071% due 07/25/2035		5,000	5,006
2.116% due 09/25/2033		2,485	2,443
2.191% due 06/25/2034		12,676	12,492
2.191% due 07/25/2035		18,000	17,959
2.206% due 06/25/2035		4,600	4,553
2.221% due 07/25/2035		17,500	17,209
2.266% due 12/25/2033		1,964	1,900
2.296% due 02/25/2035		351	352
Aegis Asset-Backed Securities Trust
1.456% due 01/25/2037		11,998	8,730
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.266% due 01/25/2034		588	548
AFC Home Equity Loan Trust
1.624% due 09/27/2027		144	142
1.674% due 09/22/2028		300	291
1.871% due 02/25/2029		431	386
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 (f)		5,139	3,646
1.478% due 07/15/2037		25,674	21,309
1.558% due 07/15/2037		27,000	17,550
1.569% due 12/23/2037		14,109	11,851
1.579% due 07/23/2035		28,838	26,819
1.609% due 09/23/2037		20,030	15,723
1.619% due 12/23/2036		41,406	31,883
1.629% due 09/23/2036		47,898	37,600
1.649% due 06/23/2036		29,669	23,587
1.689% due 07/23/2035		4,422	4,135
1.689% due 09/23/2037		2,255	1,443
1.739% due 06/23/2036		27,500	19,250
1.739% due 12/23/2036		7,500	4,950
1.759% due 12/23/2035		20,821	13,325
1.789% due 09/23/2036		12,000	8,160
1.809% due 07/23/2035		15,152	11,364
1.870% due 07/30/2034		7,000	5,040
1.879% due 01/30/2034		7,500	6,713
1.889% due 03/23/2035		5,000	3,425
1.906% due 09/23/2038		73,354	63,452
1.908% due 05/01/2034		7,000	6,230
1.939% due 12/23/2034		4,750	3,420
2.106% due 09/23/2038		10,000	6,750
Allegro CLO Ltd.
2.390% due 01/30/2026		41,700	41,855
AmeriCredit Automobile Receivables Trust
1.370% due 11/08/2019		45,532	45,513
Ameriquest Mortgage Securities Trust
1.316% due 10/25/2036		9,994	4,566

1.456% due 10/25/2036		24,956	11,588
1.586% due 04/25/2036		13,000	10,446
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.646% due 01/25/2036		15,183	14,819
1.666% due 01/25/2036		6,211	6,160
1.796% due 01/25/2036		14,093	10,784
1.816% due 08/25/2035		4,633	4,641
1.866% due 05/25/2035		1,425	1,307
1.866% due 08/25/2035		12,300	11,957
1.916% due 11/25/2033		214	196
1.936% due 03/25/2035		4,000	3,962
2.011% due 03/25/2035		9,000	8,514
2.086% due 07/25/2034		196	189
2.131% due 01/25/2035		1,189	1,159
2.206% due 11/25/2034		23,560	23,681
2.236% due 08/25/2034		16,732	16,020
2.236% due 10/25/2034		3,800	3,709
2.251% due 12/25/2033		425	420
2.366% due 08/25/2035		14,800	10,218
2.386% due 03/25/2035		1,500	1,071
2.941% due 05/25/2034		11,176	9,449
4.180% due 07/25/2033		3,013	2,924
4.591% due 11/25/2032		3,031	2,927
4.741% due 11/25/2032 ^		21	1
5.140% due 10/25/2033		65	65
6.466% due 02/25/2033		2,961	2,574
Amortizing Residential Collateral Trust
1.796% due 07/25/2032		1,015	976
Apidos CLO
2.273% due 07/22/2026		65,365	65,356
Arbour CLO DAC
0.850% due 07/15/2027	EUR	95,200	109,121
Ares CLO Ltd.
2.348% due 04/17/2026		$25,000	25,081
2.568% due 12/05/2025		23,700	23,764
Argent Securities Trust
1.306% due 07/25/2036		6,348	2,764
1.326% due 09/25/2036		8,655	3,810
1.366% due 07/25/2036		49,861	21,972
1.391% due 04/25/2036		29,465	17,807
1.396% due 04/25/2036		8,324	3,404
1.456% due 06/25/2036		6,907	2,968
1.456% due 07/25/2036		6,755	3,029
1.456% due 09/25/2036		5,407	2,417
1.486% due 05/25/2036		15,562	5,616
1.496% due 04/25/2036		8,277	3,462
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.706% due 10/25/2035		8,000	7,738
2.251% due 01/25/2034		3,036	2,968
Asset-Backed Funding Certificates Trust
1.326% due 01/25/2037		16,883	11,336
1.346% due 01/25/2037		71,678	51,767
1.356% due 10/25/2036		59,028	44,859
1.356% due 11/25/2036		9,624	6,429
1.366% due 09/25/2036		22,501	21,456
1.376% due 11/25/2036		20,781	12,664
1.376% due 01/25/2037		94,760	64,039
1.436% due 01/25/2037		54,499	37,114
1.466% due 11/25/2036		4,195	2,608
1.496% due 09/25/2036		30,145	17,401
1.876% due 03/25/2035		5,213	4,941
1.891% due 06/25/2035		12,065	12,071
2.191% due 06/25/2035		11,519	9,202
2.216% due 06/25/2037		4,618	3,670
2.341% due 12/25/2032		1,554	1,550
Asset-Backed Securities Corp. Home Equity Loan Trust
1.356% due 07/25/2036		3,009	2,901
1.366% due 12/25/2036		8,997	8,758
1.466% due 03/25/2036		10,132	7,181
1.636% due 01/25/2036		10,000	7,302
2.116% due 06/25/2035		14,798	14,218
2.134% due 12/15/2033		5,977	5,900
2.161% due 04/25/2035		1,988	1,959
2.161% due 05/25/2035		14,813	14,615
2.416% due 06/25/2034		3,430	3,299
2.809% due 03/15/2032		394	393
Associates Manufactured Housing Pass-Through Certificates
7.025% due 03/15/2028		26	26
7.150% due 03/15/2028		5,353	6,480
Atlante Finance SRL
1.271% due 07/28/2047	EUR	2,409	2,660
AVANT Loans Funding Trust
3.920% due 08/15/2019		$610	611
B&M CLO Ltd.
2.558% due 04/16/2026		93,400	93,604

Babson CLO Ltd.
2.256% due 04/20/2025		3,565	3,570
2.306% due 07/20/2025		15,400	15,410
2.308% due 10/17/2026		29,200	29,236
2.478% due 01/15/2026		38,100	38,253
Babson Euro CLO BV
1.350% due 10/25/2029	EUR	9,990	11,469
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		$5,000	3,969
Bayview Financial Acquisition Trust
1.572% due 05/28/2037		8,689	6,447
Bayview Financial Asset Trust
1.666% due 03/25/2037		9,370	8,582
2.016% due 03/25/2037		4,869	4,381
2.016% due 12/25/2039		515	515
2.116% due 03/25/2037		5,094	4,329
2.366% due 03/25/2037		2,768	2,331
2.716% due 03/25/2037		2,563	2,133
Bayview Financial Mortgage Pass-Through Trust
1.802% due 04/28/2036		4,574	4,177
Bayview Financial Revolving Asset Trust
2.152% due 12/28/2040		5,417	4,916
Bayview Opportunity Master Fund Trust
3.598% due 09/29/2031		21,374	21,545
Bear Stearns Asset-Backed Securities Trust
1.302% due 09/25/2034		168	161
1.326% due 04/25/2031		7,102	7,594
1.356% due 10/25/2036		5,506	5,289
1.356% due 04/25/2037		12,918	10,975
1.366% due 06/25/2036		19,903	19,423
1.366% due 11/25/2036		4,237	3,835
1.386% due 05/25/2036 ^		4,804	4,930
1.386% due 10/25/2036		7,156	6,545
1.386% due 12/25/2036 ^		11,580	10,737
1.396% due 06/25/2047		10,466	10,358
1.406% due 05/25/2037		5,139	5,352
1.436% due 06/25/2047		26,673	26,309
1.456% due 06/25/2047		13,400	12,725
1.486% due 05/25/2036		8,700	6,499
1.496% due 04/25/2036		9,119	9,117
1.516% due 06/25/2036		7,200	5,738
1.536% due 08/25/2036		1,313	1,314
1.536% due 01/25/2047		1,923	1,893
1.566% due 05/25/2037 ^		14,290	9,449
1.596% due 01/25/2037		7,766	6,433
1.616% due 08/25/2036		6,607	6,509
1.616% due 09/25/2046		7,279	6,431
1.636% due 12/25/2035		7,324	7,234
1.646% due 12/25/2035		6,836	6,370
1.656% due 12/25/2035 ^		3,100	2,845
1.666% due 11/25/2035 ^		8,469	8,464
1.666% due 12/25/2035		10,821	8,465
1.666% due 08/25/2036		10,708	9,712
1.666% due 01/25/2047		23,349	21,591
1.706% due 07/25/2035		64	64
1.706% due 06/25/2036		1,172	1,158
1.736% due 12/25/2035		22,915	20,627
1.782% due 07/25/2036		1,220	1,062
1.866% due 08/25/2035		6,568	6,338
1.876% due 10/25/2032		25	24
1.896% due 10/25/2035		31,229	30,342
1.916% due 11/25/2035 ^		41,316	41,811
1.936% due 07/25/2035		9,308	9,382
2.016% due 10/27/2032		90	87
2.086% due 02/25/2036		5,785	4,861
2.166% due 10/25/2037		17,247	14,668
2.191% due 02/25/2034		1,013	954
2.216% due 10/25/2037		32,265	29,086
2.216% due 11/25/2042		1,244	1,231
2.221% due 06/25/2035		16,588	15,906
2.296% due 06/25/2035		7,500	7,182
2.341% due 02/25/2035		3,058	2,841
2.566% due 01/25/2036		4,485	4,004
2.707% due 10/25/2036		149	120
2.716% due 04/25/2036		8,942	7,587
2.966% due 09/25/2035		14,750	14,052
3.091% due 08/25/2034		1,163	1,125
5.500% due 08/25/2036		2,566	2,569
6.000% due 08/25/2036		7,181	5,917
6.500% due 08/25/2036 ^		3,973	2,529
Black Diamond CLO Ltd.
2.570% due 02/01/2023		2,655	2,658
BlueMountain CLO Ltd.
2.430% due 04/30/2026		45,000	45,371
2.485% due 04/13/2027		43,200	43,288

BNC Mortgage Loan Trust
1.316% due 03/25/2037		1,575	1,574
1.316% due 05/25/2037		798	792
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029		1,462	1,509
6.530% due 10/15/2028		1,898	1,976
6.805% due 12/15/2030		955	983
6.975% due 12/15/2029		8,953	3,937
7.180% due 12/15/2029		22,712	10,262
7.575% due 06/15/2030		16,139	6,971
7.935% due 12/15/2030		10,000	10,486
Bosphorus CLO
0.700% due 10/15/2025	EUR	14,222	16,269
Buckingham CDO Ltd.
1.326% due 04/05/2041		$699,431	121,211
1.326% due 09/05/2051		1,008,036	102,001
Camber PLC
1.380% due 11/09/2053		183,696	12,106
Carlyle Global Market Strategies Euro CLO Ltd.
0.690% due 08/15/2027	EUR	2,700	3,088
0.748% due 04/15/2027		71,000	81,194
Carrington Mortgage Loan Trust
1.366% due 07/25/2036 ^		$98,172	90,581
1.436% due 01/25/2037		17,797	13,246
1.466% due 10/25/2036		9,620	6,402
1.476% due 02/25/2037		14,000	12,466
1.636% due 02/25/2037		8,317	5,973
Catamaran CLO Ltd.
2.464% due 12/20/2023		40,449	40,499
CDC Mortgage Capital Trust
2.131% due 11/25/2034		139	131
CELF Loan Partners PLC
0.132% due 11/01/2023	EUR	2,185	2,493
Cent CLO Ltd.
2.470% due 01/30/2025		$9,070	9,074
2.500% due 10/29/2025		12,400	12,414
2.589% due 11/07/2026		75,800	76,132
Centex Home Equity Loan Trust
1.536% due 06/25/2036		31,200	25,655
1.836% due 09/25/2034		894	874
5.210% due 11/25/2028		385	390
Chase Funding Trust
1.716% due 05/25/2032		116	110
1.816% due 07/25/2033		9	8
CHEC Loan Trust
1.856% due 06/25/2034		427	392
Chrysler Capital Auto Receivables Trust
1.360% due 01/15/2020		11,344	11,331
CIFC Funding Ltd.
2.173% due 10/24/2025		45,950	46,104
2.308% due 04/16/2025		8,000	8,009
2.370% due 01/29/2025		17,661	17,684
2.392% due 05/24/2026		23,400	23,438
2.538% due 10/17/2026		94,000	94,292
2.568% due 12/05/2024		46,862	46,972
2.643% due 07/22/2026		21,800	21,892
CIT Group Home Equity Loan Trust
1.999% due 12/25/2031		211	205
CIT Mortgage Loan Trust
2.566% due 10/25/2037		92,922	92,451
2.666% due 10/25/2037 ^		820	832
Citigroup Mortgage Loan Trust, Inc.
1.276% due 07/25/2045		1,839	1,366
1.296% due 01/25/2037		20,223	13,060
1.316% due 12/25/2036		5,406	3,514
1.356% due 12/25/2036		3,771	3,721
1.376% due 09/25/2036		8,416	6,797
1.376% due 12/25/2036		10,968	7,206
1.386% due 05/25/2037		19,126	15,041
1.396% due 01/25/2037		120,811	79,254
1.406% due 05/25/2037		52,537	38,360
1.416% due 11/25/2045		37	37
1.426% due 12/25/2036		8,241	6,486
1.456% due 10/25/2036		6,427	6,422
1.466% due 12/25/2036		14,644	10,484
1.466% due 01/25/2037		39,330	26,081
1.476% due 03/25/2036		7,391	6,352
1.476% due 03/25/2037		42,603	33,707
1.486% due 05/25/2037		25,635	18,358
1.496% due 11/25/2036		20,842	20,559
1.506% due 10/25/2036		3,000	2,973
1.516% due 10/25/2036		15,436	14,089
1.626% due 10/25/2035		19,526	18,937
1.666% due 03/25/2037		21,391	19,078
1.686% due 01/25/2036		7,204	6,393
1.816% due 12/25/2035		29,842	25,427

1.936% due 09/25/2035 ^		9,953	9,968
2.266% due 02/25/2035		1,164	1,073
2.416% due 09/25/2033		873	861
4.620% due 10/25/2037		38,582	37,984
5.249% due 08/25/2035		91	90
COA Summit CLO Ltd.
2.506% due 04/20/2023		16,816	16,836
COBALT Commercial Mortgage Trust
1.312% due 04/26/2050		10,961	11,063
1.332% due 04/26/2050		4,048	4,085
1.497% due 04/26/2050		3,419	3,259
Colony American Finance Ltd.
2.554% due 11/15/2048		22,866	22,426
Conseco Finance Securitizations Corp.
3.101% due 12/01/2033		15,423	15,051
6.910% due 05/01/2033		46,148	51,365
7.360% due 06/01/2030		74,124	53,206
7.360% due 08/01/2032		4,199	4,429
7.424% due 03/01/2033		16,892	18,669
7.490% due 07/01/2031		40,717	44,584
7.770% due 09/01/2031		17,114	18,829
7.954% due 12/01/2033		6,876	7,550
7.960% due 05/01/2031		24,567	17,121
7.970% due 05/01/2032		7,296	3,916
8.060% due 09/01/2029		7,507	4,301
8.200% due 05/01/2031		34,203	24,443
8.260% due 12/01/2030		83,585	56,814
8.310% due 05/01/2032		41,508	23,193
8.850% due 12/01/2030		1,878	1,108
Conseco Financial Corp.
6.280% due 09/01/2030		25,478	26,920
6.320% due 07/01/2030		13,323	14,100
6.440% due 12/01/2030		14,937	15,931
6.540% due 04/01/2029		8,051	8,539
6.660% due 06/01/2030		3,353	3,574
6.760% due 03/01/2030		2,201	2,362
6.810% due 12/01/2028		728	762
7.220% due 03/15/2028		6,829	7,246
7.240% due 11/15/2028		9,155	9,762
7.860% due 03/01/2030		16,798	13,429
Cordatus CLO PLC
0.000% due 07/25/2024	EUR	8,426	9,632
0.758% due 01/30/2024	GBP	2,588	3,379
0.759% due 07/25/2024		4,549	5,929
Coronado CDO Ltd.
1.738% due 09/04/2038		$13,251	12,788
Countrywide Asset-Backed Certificates
1.356% due 05/25/2035		58,581	53,280
1.356% due 03/25/2037		40,890	39,130
1.356% due 05/25/2037		82,114	71,590
1.356% due 06/25/2037		34,387	28,803
1.356% due 07/25/2037 ^		59,895	51,778
1.356% due 08/25/2037		127,554	108,988
1.356% due 04/25/2047		39,224	37,173
1.356% due 06/25/2047		34,217	30,579
1.366% due 01/25/2037		8,022	7,964
1.366% due 05/25/2037		16,491	16,052
1.366% due 12/25/2046		9,979	9,673
1.366% due 04/25/2047		2,799	2,729
1.366% due 06/25/2047 ^		12,923	12,217
1.376% due 09/25/2036		20,484	20,415
1.376% due 03/25/2037		12,110	11,789
1.376% due 01/25/2046		68,842	66,176
1.376% due 09/25/2046 ^		13,736	13,452
1.386% due 05/25/2037		2,946	2,894
1.386% due 06/25/2037		25,912	25,299
1.386% due 06/25/2047		2,818	2,786
1.396% due 06/25/2047		44,575	43,381
1.396% due 11/25/2047 ^		53,631	40,767
1.406% due 06/25/2047		21,780	21,197
1.416% due 06/25/2047		34,318	29,820
1.416% due 09/25/2047		61,798	46,221
1.436% due 06/25/2037		10,000	8,513
1.436% due 09/25/2037 ^		21,627	17,928
1.436% due 06/25/2047 ^		40,896	25,780
1.436% due 09/25/2047		26,099	23,499
1.446% due 05/25/2037		13,000	9,185
1.446% due 07/25/2037 ^		46,686	26,324
1.446% due 10/25/2047		21,794	21,585
1.456% due 11/25/2036		11,924	10,216
1.456% due 03/25/2037		24,109	15,380
1.456% due 04/25/2037		6,933	3,943
1.456% due 06/25/2037		22,403	21,759
1.456% due 12/25/2046		32,297	25,181
1.466% due 02/25/2036		9,200	7,623
1.466% due 03/25/2036 ^		16,375	13,558

1.466% due 01/25/2037	35,636	32,255
1.466% due 01/25/2046	35,429	28,533
1.466% due 06/25/2047	30,600	25,309
1.466% due 11/25/2047	20,414	11,614
1.476% due 11/25/2037	55,400	43,594
1.506% due 11/25/2036	15,131	9,514
1.506% due 06/25/2037	15,449	11,382
1.516% due 07/25/2036	1,104	1,096
1.516% due 02/25/2037	24,010	21,140
1.536% due 10/25/2036	4,021	3,683
1.536% due 02/25/2037	6,000	3,894
1.536% due 05/25/2047	9,803	3,952
1.546% due 07/25/2036	1,239	1,162
1.556% due 12/25/2036 ^	18,117	10,055
1.566% due 03/25/2036 ^	3,966	3,276
1.566% due 05/25/2046	575	576
1.586% due 04/25/2036	12,000	10,768
1.666% due 03/25/2047 ^	9,999	5,810
1.716% due 01/25/2036	8,000	7,576
1.726% due 02/25/2036	18,000	15,558
1.736% due 01/25/2036	23,050	22,902
1.876% due 12/25/2035	13,300	12,969
1.916% due 12/25/2033	2,066	2,002
1.966% due 05/25/2034	1,644	1,642
1.976% due 01/25/2036	2,675	2,207
1.986% due 11/25/2035	914	916
2.016% due 10/25/2035	20,814	20,025
2.056% due 10/25/2047	38,252	36,714
2.076% due 05/25/2033	191	173
2.116% due 05/25/2036	1,075	922
2.191% due 11/25/2034	10,172	10,153
2.216% due 08/25/2047	1,573	1,468
2.266% due 07/25/2033	1,598	1,570
2.266% due 11/25/2034	11,796	11,690
2.281% due 08/25/2035	20,535	20,624
2.466% due 12/25/2034	2,725	2,721
2.791% due 08/25/2034	10,000	7,879
3.046% due 12/25/2035	6,500	2,800
4.132% due 04/25/2036	42	43
4.542% due 02/25/2036	981	983
4.816% due 07/25/2036	1,206	1,230
4.856% due 10/25/2046 ^	5,075	4,713
5.834% due 07/25/2034	399	2,034
Countrywide Asset-Backed Certificates Trust
1.346% due 04/25/2046	37,068	30,527
1.356% due 02/25/2037	56,810	49,306
1.356% due 03/25/2037	63,394	59,362
1.366% due 02/25/2037	9,942	9,839
1.366% due 04/25/2046 ^	753	754
1.366% due 03/25/2047	9,645	9,108
1.376% due 03/25/2037	9,971	9,783
1.376% due 09/25/2046	9,996	9,784
1.456% due 02/25/2037	20,200	17,067
1.466% due 04/25/2046 ^	5,625	4,904
1.676% due 05/25/2036	15,000	13,400
1.686% due 04/25/2036	31,420	30,493
1.706% due 04/25/2036	43,050	38,577
1.876% due 08/25/2035	17,997	15,870
1.936% due 05/25/2036	15,000	7,672
1.996% due 11/25/2034	883	877
2.016% due 08/25/2047	58,481	56,577
2.071% due 08/25/2034	11,871	11,682
2.116% due 11/25/2034	803	799
2.221% due 07/25/2034	3,270	3,263
2.491% due 04/25/2035	5,000	5,026
3.391% due 07/25/2034	359	347
4.606% due 10/25/2046 ^	52	48
4.674% due 03/25/2034	5,503	5,545
4.674% due 02/25/2036	8,141	8,249
4.693% due 10/25/2035	263	271
Countrywide Home Equity Loan Trust
1.389% due 02/15/2036	4,263	3,860
Credit Suisse First Boston Mortgage Securities Corp.
3.566% due 08/25/2032	187	173
Credit-Based Asset Servicing & Securitization LLC
3.896% due 12/25/2035	10,076	9,804
Credit-Based Asset Servicing and Securitization LLC
1.276% due 11/25/2036	97	56
1.286% due 01/25/2037 ^	656	277
1.336% due 07/25/2037	9,031	5,945
1.356% due 10/25/2036	24,368	17,687
1.436% due 07/25/2037	8,348	5,557
1.446% due 11/25/2036	8,573	5,125
1.466% due 07/25/2036	12,000	9,594
1.556% due 07/25/2037	8,838	5,953
1.636% due 12/25/2035	19,631	13,736

1.936% due 01/25/2035		9,923	9,261
2.116% due 11/25/2033		825	822
2.236% due 11/25/2033		945	925
3.721% due 06/25/2035 ^		397	397
3.761% due 01/25/2037 ^		277	141
6.780% due 05/25/2035		4,257	4,257
CSAB Mortgage-Backed Trust
6.089% due 12/25/2036		23,200	11,521
CVC Cordatus Loan Fund Ltd.
0.780% due 01/24/2028	EUR	77,300	88,415
Denali Capital CLO Ltd.
1.383% due 01/22/2022		$7,884	7,893
DFC HEL Trust
3.091% due 12/25/2031		3,587	3,550
Dryden Euro CLO BV
0.746% due 01/15/2026	EUR	79,650	91,209
1.300% due 01/15/2026		33,850	38,917
Dryden Senior Loan Fund
0.000% due 10/15/2026		$13,950	13,954
2.282% due 08/15/2025		37,600	37,613
DT Auto Owner Trust
1.440% due 11/15/2019		19,582	19,583
Duchess CLO BV
0.221% due 02/28/2023	EUR	5,000	5,630
Duke Funding High Grade Ltd.
1.367% due 08/02/2049		$815,599	97,790
1.457% due 08/02/2049		299,808	35,947
1.620% due 08/02/2049		102,000	4,906
Eaton Vance CDO PLC
1.412% due 02/22/2027		3,240	3,240
1.472% due 02/22/2027		4,291	4,290
Educational Funding Co. LLC
1.406% due 10/25/2029		1,127	1,108
Ellington Loan Acquisition Trust
2.266% due 05/25/2037		90,622	83,070
EMC Mortgage Loan Trust
1.494% due 04/25/2042		1,391	1,370
1.764% due 05/25/2040		77	72
1.766% due 08/25/2040		532	498
2.124% due 11/25/2041		39	38
Emerson Park CLO Ltd.
2.138% due 07/15/2025		33,400	33,431
Encore Credit Receivables Trust
1.906% due 07/25/2035		7,998	7,230
Equifirst Loan Securitization Trust
1.386% due 04/25/2037		65,739	58,459
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		562	557
FAB UK Ltd.
0.924% due 12/06/2045	GBP	15,965	18,399
Faxtor ABS BV
2.259% due 07/25/2094	EUR	1,500	1,716
FBR Securitization Trust
1.906% due 11/25/2035		$10,000	9,675
Fieldstone Mortgage Investment Trust
1.406% due 05/25/2036		47,019	32,898
Finance America Mortgage Loan Trust
2.266% due 09/25/2033		250	244
First Franklin Mortgage Loan Asset-Backed Certificates
2.041% due 05/25/2034		5,324	5,180
2.926% due 05/25/2034		361	314
First Franklin Mortgage Loan Trust
1.356% due 12/25/2036		4,751	2,939
1.366% due 05/25/2036		5,134	4,789
1.366% due 07/25/2036		6,194	6,118
1.366% due 12/25/2036		19,641	16,534
1.376% due 12/25/2037		34,916	24,305
1.406% due 02/25/2036		26,715	23,832
1.406% due 03/25/2036		948	946
1.436% due 01/25/2038		487	327
1.476% due 11/25/2036		1,084	1,086
1.506% due 02/25/2036		20,000	19,354
1.526% due 09/25/2036		20,034	17,352
1.576% due 11/25/2035		39,003	32,672
1.576% due 03/25/2036		17,894	10,809
1.596% due 02/25/2036		22,712	17,200
1.666% due 11/25/2036		37,673	36,340
1.686% due 07/25/2035		10,199	10,218
1.706% due 09/25/2035		16,821	16,848
1.736% due 09/25/2035		10,778	10,406
1.876% due 05/25/2036		2,000	1,978
1.886% due 09/25/2035		12,600	9,415
1.951% due 12/25/2034		4,114	4,129
1.996% due 06/25/2036		16,775	14,557
2.086% due 09/25/2034		9,103	8,992
2.116% due 01/25/2035		2,960	2,914

2.166% due 07/25/2033	4,116	3,960
2.191% due 05/25/2035	34,529	27,870
2.491% due 07/25/2034	26,733	26,406
First Investors Auto Owner Trust
1.530% due 11/16/2020	14,524	14,502
First NLC Trust
1.921% due 12/25/2035	7,779	7,786
Flagship Credit Auto Trust
1.930% due 12/15/2021	22,584	22,597
Flatiron CLO Ltd.
2.318% due 01/17/2026	34,380	34,383
2.338% due 07/17/2026	6,100	6,107
Fortress Credit Investments Ltd.
2.408% due 07/17/2023	38,542	38,522
Fremont Home Loan Trust
1.316% due 08/25/2036	6,245	2,596
1.346% due 11/25/2036	29,618	13,096
1.351% due 10/25/2036	16,478	14,974
1.376% due 08/25/2036	41,411	17,390
1.386% due 02/25/2036	21,838	19,452
1.386% due 02/25/2037	22,708	12,937
1.396% due 04/25/2036	2,242	2,024
1.436% due 01/25/2037	32,666	17,749
1.456% due 08/25/2036	7,595	3,232
1.466% due 05/25/2036	8,551	5,282
1.486% due 04/25/2036	22,370	13,727
1.666% due 01/25/2036	43,992	24,308
2.041% due 01/25/2034	2,814	2,710
2.266% due 11/25/2034	6,400	6,096
2.371% due 06/25/2035	10,069	6,122
Galaxy CLO Ltd.
2.310% due 11/16/2025	7,400	7,408
Gallatin CLO Ltd.
2.428% due 07/15/2023	2,590	2,593
GCAT LLC
3.750% due 07/25/2020	13,866	13,930
GCO Education Loan Funding Master Trust
1.309% due 08/25/2028	2,768	2,767
GE-WMC Mortgage Securities Trust
1.256% due 08/25/2036	4	2
1.346% due 08/25/2036	7,317	7,011
GM Financial Automobile Leasing Trust
1.350% due 02/20/2019	66,857	66,783
Goal Structured Solutions Trust
1.866% due 09/25/2041	27,283	26,524
GoldenTree Loan Opportunities Ltd.
2.306% due 04/25/2025	27,250	27,323
Greenpoint Manufactured Housing
4.383% due 06/08/2031	17,458	17,430
4.639% due 10/14/2031	21,793	22,588
4.709% due 11/17/2031	16,400	16,055
8.300% due 10/15/2026	4,633	5,059
Greenpoint Manufactured Housing Pass-Through Certificates
3.216% due 11/22/2031	19,135	18,838
GSAA Home Equity Trust
1.276% due 05/25/2036	8,764	4,225
1.386% due 10/25/2036	59,353	31,968
1.386% due 02/25/2037	13,696	7,926
1.396% due 05/25/2036	25,492	12,851
1.486% due 10/25/2035	2,403	2,369
1.536% due 04/25/2047	24,173	16,896
1.566% due 08/25/2037	20,525	19,226
1.586% due 10/25/2035	25,258	23,790
1.746% due 08/25/2035	4,304	3,629
5.344% due 09/25/2035	390	336
5.772% due 11/25/2036 ^	11,189	6,413
6.000% due 11/25/2037 ^	748	643
6.448% due 06/25/2036	27,833	15,241
GSAA Trust
1.286% due 03/25/2036	35	22
1.336% due 06/25/2036	70,734	34,250
1.396% due 03/25/2036	35,175	22,252
1.436% due 05/25/2047	3,789	3,073
1.456% due 06/25/2036	5,051	2,953
1.486% due 03/25/2036	31,485	23,174
1.586% due 06/25/2035	350	351
1.706% due 06/25/2035	3,000	2,721
GSAMP Trust
1.286% due 12/25/2036	885	482
1.296% due 11/25/2036	1,478	855
1.306% due 01/25/2037	3,328	2,091
1.356% due 06/25/2036	24,294	23,537
1.356% due 08/25/2036	37,853	36,010
1.356% due 11/25/2036	35,972	21,173
1.366% due 05/25/2046	33,812	32,809
1.386% due 01/25/2037	7,097	6,263

1.396% due 11/25/2035		268	91
1.416% due 11/25/2036		20,187	12,084
1.456% due 12/25/2035		14,545	14,428
1.456% due 06/25/2036		6,141	4,036
1.486% due 03/25/2047		36,166	30,046
1.516% due 06/25/2036		6,562	4,536
1.516% due 10/25/2036 ^		1,689	209
1.646% due 11/25/2035		15,304	14,931
1.646% due 11/25/2035 ^		13,571	9,097
1.666% due 12/25/2035		7,981	3,164
1.706% due 07/25/2045		4,639	4,644
1.736% due 07/25/2045		19,366	18,004
1.891% due 02/25/2035		2,423	2,332
2.366% due 12/25/2034		21,258	20,850
2.416% due 10/25/2034		1,489	1,470
GSRPM Mortgage Loan Trust
1.516% due 03/25/2035		884	878
1.516% due 09/25/2036		1,380	1,371
Home Equity Asset Trust
1.401% due 07/25/2037		9,206	9,164
1.686% due 01/25/2036		5,000	4,538
1.686% due 04/25/2036		18,000	14,356
1.916% due 12/25/2033		97	94
1.976% due 11/25/2032		128	119
2.116% due 11/25/2034		1,089	1,092
2.416% due 06/25/2032 ^		2,881	2,860
Home Equity Loan Trust
1.346% due 04/25/2037		19	19
House of Europe Funding PLC
0.000% due 12/15/2090	EUR	31,664	35,638
Hout Bay Corp.
1.326% due 07/05/2041		$528,042	168,974
1.526% due 07/05/2041		34,165	4,247
1.656% due 07/05/2041		4,046	319
HSI Asset Loan Obligation Trust
4.924% due 12/25/2036		11,924	7,037
HSI Asset Securitization Corp. Trust
1.266% due 10/25/2036		3,052	1,669
1.326% due 10/25/2036		24,335	13,431
1.356% due 01/25/2037		84,291	62,249
1.376% due 03/25/2036		7,942	7,846
1.376% due 10/25/2036		12,751	7,092
1.376% due 05/25/2037		21,062	20,384
1.386% due 12/25/2036		36,518	15,632
1.406% due 04/25/2037		21,714	12,761
1.456% due 10/25/2036		2,840	1,599
1.476% due 04/25/2037		8,748	5,205
1.546% due 02/25/2036		15,732	12,958
1.586% due 01/25/2036		9,000	8,924
ICG U.S. CLO Ltd.
2.348% due 10/15/2026		47,200	47,206
IMC Home Equity Loan Trust
7.520% due 08/20/2028		51	56
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.376% due 11/25/2036		13,420	10,193
1.416% due 07/25/2037		21,500	13,622
1.456% due 08/25/2036		3,115	2,424
1.496% due 06/25/2036		8,000	6,728
1.516% due 03/25/2036		25,000	18,607
1.536% due 04/25/2037		18,648	17,210
1.656% due 03/25/2036		4,200	3,549
IndyMac Mortgage Loan Trust
1.376% due 07/25/2036		37,724	18,308
IXIS Real Estate Capital Trust
1.366% due 01/25/2037		98,721	48,256
1.376% due 08/25/2036		77,261	30,858
1.376% due 05/25/2037		39,644	15,377
1.476% due 08/25/2036		50,433	20,652
1.616% due 03/25/2036 ^		15,500	9,992
1.846% due 02/25/2036		6,771	6,686
2.161% due 02/25/2035		2,119	2,092
JPMorgan Mortgage Acquisition Corp.
1.396% due 02/25/2036		5,683	5,649
1.396% due 03/25/2036		26,562	24,838
1.486% due 03/25/2036		40,500	29,988
1.506% due 05/25/2035		15,998	15,386
1.876% due 09/25/2035		16,972	16,723
1.921% due 09/25/2035		10,682	9,839
2.146% due 06/25/2035		16,467	13,373
JPMorgan Mortgage Acquisition Trust
1.316% due 03/25/2047		182	117
1.326% due 08/25/2036		5,858	3,505
1.346% due 08/25/2036		53,522	50,370
1.351% due 07/25/2036		47,103	34,500
1.356% due 10/25/2036		8,113	8,034
1.356% due 11/25/2036		25,435	23,062

1.366% due 07/25/2036		17,340	17,196
1.376% due 05/25/2036		3,328	3,302
1.376% due 06/25/2036		16,687	16,549
1.376% due 01/25/2037		9,449	9,399
1.386% due 04/25/2036		8,603	8,537
1.426% due 03/25/2037		33,275	32,901
1.446% due 07/25/2036		8,030	7,983
1.456% due 05/25/2037		9,924	6,213
1.476% due 07/25/2036		18,125	16,609
1.486% due 07/25/2036		14,000	11,309
1.506% due 05/25/2036		15,470	10,089
1.536% due 04/25/2036		26,803	20,895
4.850% due 10/25/2030 ^		2,293	1,702
4.850% due 01/25/2037 ^		24	18
5.830% due 07/25/2036 ^		7,594	4,348
6.410% due 07/25/2036 ^		10,827	6,194
Jubilee CDO BV
0.139% due 09/20/2022	EUR	1,756	2,006
0.361% due 08/21/2021		6,473	7,377
Jubilee CLO BV
0.816% due 07/15/2027		83,800	95,817
KGS Alpha SBA Trust
0.967% due 04/25/2038 (a)		$48,745	1,318
Kitty Hawk CLO LLC
2.368% due 04/15/2027		37,200	37,302
KKR CLO Trust
1.740% due 12/15/2024		14,236	14,293
Kodiak CDO Ltd.
1.519% due 11/07/2042		38,376	37,992
KVK CLO Ltd.
2.308% due 01/15/2026		13,200	13,213
Legacy Mortgage Asset Trust
0.000% due 02/28/2057 (a)(f)		12,195	8,861
2.972% due 02/28/2057		885,387	883,283
14.035% due 02/28/2057		387,454	376,674
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		425	435
Lehman XS Trust
1.356% due 02/25/2037 ^		2,179	2,235
1.366% due 04/25/2037 ^		1,162	955
1.376% due 05/25/2036		42,517	41,589
1.386% due 02/25/2037 ^		39,038	25,001
1.396% due 02/25/2037		29,824	23,585
1.446% due 02/25/2037		7,084	3,508
1.496% due 05/25/2036		22,937	18,786
6.140% due 04/25/2036		31,285	28,157
Limerock CLO Ltd.
2.458% due 04/18/2026		29,800	29,912
Long Beach Mortgage Loan Trust
1.306% due 09/25/2036		14,579	6,211
1.316% due 12/25/2036		11,747	5,650
1.326% due 10/25/2036		4,986	2,161
1.326% due 11/25/2036		8,722	4,302
1.361% due 07/25/2036		39,745	27,390
1.366% due 05/25/2036		78,050	48,656
1.366% due 06/25/2036		86,803	46,642
1.366% due 09/25/2036		75,624	51,174
1.371% due 10/25/2036		72,233	44,894
1.376% due 10/25/2036		3,646	1,591
1.376% due 12/25/2036		5,166	3,245
1.376% due 05/25/2046		17,302	14,396
1.386% due 12/25/2036		52,728	25,654
1.416% due 01/25/2036		64,556	56,653
1.436% due 02/25/2036		44,112	40,346
1.456% due 08/25/2036		9,297	4,929
1.476% due 05/25/2036		4,454	2,137
1.516% due 01/25/2036		50,377	37,048
1.546% due 01/25/2046		192	192
1.596% due 08/25/2045		5,883	5,601
1.636% due 01/25/2046		49,948	36,781
1.861% due 11/25/2035		18,800	17,430
1.866% due 09/25/2034		636	591
2.011% due 06/25/2034		5,393	5,268
2.071% due 07/25/2034		2,830	2,755
2.341% due 05/25/2032		57	57
2.341% due 07/25/2033		5,238	5,070
4.216% due 11/25/2032		27	27
Madison Avenue Manufactured Housing Contract Trust
4.466% due 03/25/2032		6,000	6,213
Madison Park Funding Ltd.
2.268% due 01/19/2025		35,200	35,242
2.416% due 07/20/2026		65,200	65,303
2.486% due 04/20/2026		31,200	31,306
Malin CLO BV
0.000% due 05/07/2023	EUR	29,621	33,732

MASTR Asset-Backed Securities Trust
1.266% due 08/25/2036		$6,675	3,319
1.266% due 10/25/2036		49,895	21,929
1.266% due 11/25/2036		9	4
1.266% due 01/25/2037		39,254	15,345
1.316% due 08/25/2036		13,282	6,340
1.316% due 10/25/2036		12,168	7,745
1.316% due 11/25/2036		22,965	15,029
1.316% due 01/25/2037		40,996	16,165
1.336% due 10/25/2036		41,142	18,313
1.346% due 10/25/2036		37,110	22,556
1.361% due 10/25/2036		73,710	35,585
1.366% due 04/25/2036		35,314	15,468
1.366% due 08/25/2036		25,554	13,155
1.376% due 10/25/2036		4,853	3,117
1.376% due 01/25/2037		45,269	18,035
1.416% due 04/25/2036		75,535	30,148
1.426% due 11/25/2036		4,770	2,348
1.426% due 05/25/2037		4,067	3,640
1.456% due 06/25/2036		6,268	3,615
1.456% due 08/25/2036		63,518	32,231
1.461% due 10/25/2036		8,190	4,019
1.506% due 01/25/2036		10,810	10,320
1.516% due 01/25/2036		3,758	3,741
1.516% due 05/25/2037		14,195	13,548
1.716% due 10/25/2035 ^		21,129	19,256
2.161% due 05/25/2035		4,000	3,905
2.366% due 08/25/2037		34,723	27,499
5.866% due 05/25/2033		6,902	6,877
MASTR Specialized Loan Trust
1.476% due 02/25/2036		7,009	6,687
1.586% due 01/25/2037		16,020	9,652
Mercator CLO DAC
0.518% due 10/15/2024	EUR	108	124
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019		$20,419	20,401
Mercury CDO Ltd.
1.559% due 12/08/2040		35,895	34,534
2.069% due 12/08/2040		6,000	812
Merrill Lynch First Franklin Mortgage Loan Trust
1.386% due 04/25/2037		4,462	2,543
1.386% due 05/25/2037		43,131	26,853
1.456% due 05/25/2037		76,169	47,923
1.466% due 04/25/2037		35,818	20,683
1.536% due 05/25/2037		47,594	30,300
Merrill Lynch Mortgage Investors Trust
1.276% due 11/25/2037		5,249	2,823
1.366% due 08/25/2037		11,237	9,641
1.366% due 11/25/2037		32,025	17,533
1.376% due 03/25/2037		7,655	4,025
1.376% due 04/25/2037		17,343	9,768
1.526% due 12/25/2036		4,406	4,418
1.666% due 02/25/2047		41,395	29,059
1.676% due 08/25/2036		15,600	15,104
1.696% due 05/25/2036		1,158	1,089
1.716% due 06/25/2036		8,463	8,339
2.146% due 07/25/2035		15,699	15,279
MESA Trust
4.441% due 11/25/2031 ^		1,061	839
Mid-State Capital Corp. Trust
3.500% due 12/15/2045		8,445	8,647
6.005% due 08/15/2037		2,759	3,008
Mid-State Trust
4.864% due 07/15/2038		1,003	1,046
MMcapS Funding Ltd.
1.505% due 12/01/2035		9,100	7,326
Monroe Capital BSL CLO Ltd.
2.602% due 05/22/2027		146,630	147,498
Morgan Stanley ABS Capital, Inc. Trust
1.296% due 09/25/2036		329	181
1.316% due 10/25/2036		6,119	3,379
1.316% due 11/25/2036		2,590	1,676
1.326% due 03/25/2037		4,066	2,119
1.346% due 09/25/2036		62,934	35,655
1.346% due 10/25/2036		28,990	23,738
1.346% due 12/25/2036		71,145	47,673
1.346% due 01/25/2037		32,336	18,863
1.356% due 08/25/2036		42,178	25,105
1.356% due 10/25/2036		51,815	28,777
1.356% due 11/25/2036		4,101	2,540
1.356% due 05/25/2037		627	380
1.366% due 09/25/2036		18,081	8,855
1.366% due 10/25/2036		22,052	13,339
1.366% due 12/25/2036		1,433	926
1.376% due 03/25/2036		41,689	40,678
1.376% due 09/25/2036		34,645	19,421

1.396% due 02/25/2037	31,623	14,173
1.396% due 03/25/2037	36,210	19,050
1.416% due 02/25/2037	12,570	7,546
1.436% due 10/25/2036	1,888	1,060
1.436% due 11/25/2036	16,622	10,410
1.446% due 09/25/2036	5,269	2,996
1.446% due 10/25/2036	12,596	7,704
1.446% due 11/25/2036	4,596	3,021
1.446% due 02/25/2037	38,418	17,361
1.466% due 04/25/2036	24,065	20,402
1.466% due 08/25/2036	16,951	10,405
1.466% due 03/25/2037	58,682	31,156
1.466% due 05/25/2037	29,278	18,001
1.476% due 05/25/2037	13,981	10,149
1.526% due 12/25/2035	27,162	25,889
1.546% due 02/25/2037	10,954	6,704
1.616% due 12/25/2035	12,427	8,766
1.626% due 11/25/2035	22,000	21,363
1.956% due 01/25/2034	6,533	6,505
2.026% due 04/25/2034	2,650	2,560
2.116% due 05/25/2034	7,251	7,035
2.146% due 07/25/2035	7,500	6,851
2.206% due 06/25/2035	18,300	18,143
2.236% due 10/25/2033	2,120	2,103
2.236% due 11/25/2034	143	140
2.276% due 09/25/2034	323	302
2.296% due 03/25/2033	45	43
2.416% due 06/25/2033	1,651	1,652
2.466% due 07/25/2037	14,010	11,037
3.116% due 02/25/2047	65,445	56,255
Morgan Stanley Capital, Inc. Trust
1.486% due 03/25/2036	133,755	94,133
1.506% due 01/25/2036	30,015	29,011
1.506% due 02/25/2036	21,142	20,274
Morgan Stanley Dean Witter Capital, Inc. Trust
2.566% due 02/25/2033	1,123	1,119
2.791% due 11/25/2032	2,472	2,475
Morgan Stanley Home Equity Loan Trust
1.316% due 12/25/2036	5,063	2,828
1.316% due 04/25/2037	8,246	5,143
1.356% due 12/25/2036	59,277	33,300
1.376% due 04/25/2036	13,024	9,906
1.386% due 04/25/2037	10,041	6,324
1.476% due 04/25/2036	19,966	15,523
1.546% due 12/25/2035	195	195
1.566% due 04/25/2037	29,428	18,996
2.206% due 05/25/2035	11,698	10,878
Morgan Stanley IXIS Real Estate Capital Trust
1.286% due 11/25/2036	13,412	6,809
1.326% due 11/25/2036	33,301	16,994
1.366% due 11/25/2036	3,967	2,035
1.436% due 11/25/2036	27,835	14,408
1.446% due 07/25/2036	36,118	21,505
Morgan Stanley Mortgage Loan Trust
1.446% due 02/25/2037	4,964	2,642
1.576% due 04/25/2037	11,791	5,953
5.622% due 01/25/2047	471	452
5.750% due 04/25/2037 ^	525	384
5.754% due 01/25/2047	10,289	7,542
5.965% due 09/25/2046 ^	5,408	3,059
6.000% due 07/25/2047 ^	551	509
Mountain Hawk CLO Ltd.
2.358% due 04/18/2025	87,350	87,461
MP CLO Ltd.
2.606% due 10/25/2025	100,150	100,546
National Collegiate Commutation Trust
0.000% due 03/25/2038	61,425	28,256
0.000% due 03/25/2038 (f)	6,209	6,132
0.000% due 03/31/2038 (f)	3,629	3,583
Nationstar Home Equity Loan Trust
1.346% due 06/25/2037	53	53
1.446% due 03/25/2037	766	739
1.466% due 06/25/2037	340	290
1.536% due 04/25/2037	600	530
Navient Student Loan Trust
1.696% due 03/25/2066	26,060	26,123
2.366% due 03/25/2066	114,072	115,422
2.466% due 06/25/2065	82,623	84,044
Nelder Grove CLO Ltd.
2.300% due 08/28/2026	17,200	17,219
New Century Home Equity Loan Trust
1.396% due 05/25/2036	814	704
1.726% due 07/25/2035	836	816
1.956% due 08/25/2034	181	175
Newcastle Investment Trust
0.000% due 05/01/2033	129,864	122,249

Nissan Auto Lease Trust
1.260% due 12/17/2018		48,577	48,514
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.426% due 11/25/2035		13,641	12,900
1.506% due 03/25/2036		400	344
1.536% due 03/25/2036		4,024	3,300
NovaStar Mortgage Funding Trust
1.346% due 03/25/2037		162,069	108,134
1.366% due 06/25/2036		2,479	1,826
1.396% due 09/25/2037		20,350	13,295
2.386% due 06/25/2035		5,000	4,312
NYMT Residential
4.000% due 03/25/2021		4,347	4,325
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032		3,609	3,634
5.410% due 11/15/2032		4,532	4,723
6.340% due 04/15/2029		171	174
7.945% due 03/15/2022		3,336	2,119
Ocean Trails CLO
2.482% due 08/13/2025		8,000	8,013
OCP CLO Ltd.
2.572% due 11/22/2025		21,000	21,158
2.608% due 07/17/2026		2,000	2,011
OHA Loan Funding Ltd.
2.503% due 01/23/2027		98,100	98,655
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021		15,057	15,076
OneMain Financial Issuance Trust
3.190% due 03/18/2026		4,900	4,955
4.100% due 03/20/2028		200	204
Option One Mortgage Loan Trust
1.356% due 01/25/2037		11,754	7,838
1.356% due 02/25/2037		9,491	6,168
1.356% due 03/25/2037		50,088	29,561
1.396% due 07/25/2037		7,711	4,977
1.516% due 01/25/2036		15,665	14,349
1.516% due 05/25/2037		5,627	3,474
2.116% due 01/25/2034		3,190	3,047
Option One Mortgage Loan Trust Asset-Backed Certificates
1.676% due 11/25/2035		15,400	13,189
2.071% due 10/25/2032		4,028	3,896
Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037		2,158	2,292
7.650% due 03/15/2032		3,706	3,847
Ownit Mortgage Loan Trust
1.816% due 10/25/2036 ^		6,709	5,812
3.439% due 10/25/2035		9,758	6,318
OZLM Ltd.
2.458% due 04/17/2026		42,800	43,003
Palmer Square Loan Funding Ltd.
2.308% due 01/15/2025		64,708	64,740
Pangaea ABS SPV
0.000% due 12/28/2096	EUR	6,718	7,623
Park Place Securities, Inc.
1.666% due 09/25/2035		$68	69
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.686% due 09/25/2035		23,085	22,997
1.716% due 07/25/2035		3,788	3,797
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
1.936% due 05/25/2035		11,774	10,297
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.996% due 01/25/2036		299	299
2.161% due 02/25/2035		452	453
2.296% due 03/25/2035		4,500	4,501
People’s Choice Home Loan Securities Trust
1.936% due 05/25/2035 ^		8,421	8,213
People’s Financial Realty Mortgage Securities Trust
1.356% due 09/25/2036		31,984	13,556
Phoenix Park CLO Ltd.
0.771% due 07/29/2027	EUR	2,450	2,814
Pinnacle Park CLO Ltd.
2.418% due 04/15/2026		$50,350	50,546
Popular ABS Mortgage Pass-Through Trust
1.466% due 06/25/2047 ^		3,219	3,124
1.496% due 07/25/2035		1,005	1,000
1.576% due 05/25/2036		5,989	5,160
1.876% due 08/25/2035		2,397	2,406
4.038% due 01/25/2036 ^		93	92
5.417% due 04/25/2035		129	127
Prestige Auto Receivables Trust
1.460% due 07/15/2020		17,078	17,041
Primus CLO Ltd.
1.391% due 07/15/2021		51	51
Progress Residential Trust
2.709% due 09/17/2033		41,302	42,045

Queen Street CLO BV
0.090% due 08/15/2024	EUR	757	865
RAAC Trust
1.506% due 05/25/2046		$9,356	9,054
1.566% due 02/25/2046		4,056	3,923
1.566% due 11/25/2046		839	752
1.596% due 10/25/2046		14,192	13,252
1.616% due 09/25/2045		10,669	10,234
1.716% due 02/25/2037		5,000	4,542
1.866% due 02/25/2046		19,679	15,062
2.416% due 09/25/2047		2,571	2,555
2.716% due 09/25/2047		9,087	8,634
2.866% due 05/25/2039		4,000	3,822
Renaissance Home Equity Loan Trust
2.096% due 08/25/2033		1,118	1,053
5.512% due 04/25/2037		6,665	3,579
5.580% due 11/25/2036		10,976	6,376
5.744% due 06/25/2037 ^		90,120	46,394
5.906% due 06/25/2037		24,054	12,711
6.115% due 08/25/2036		13,925	9,389
6.203% due 06/25/2037		23,636	13,178
7.750% due 09/25/2037 ^		38,034	22,405
Residential Asset Mortgage Products Trust
1.244% due 12/25/2035		44,602	39,695
1.374% due 12/25/2035		55,608	42,945
1.386% due 07/25/2036		10,135	10,109
1.396% due 11/25/2036		7,719	7,120
1.406% due 03/25/2036		3,658	3,648
1.446% due 01/25/2036		73	73
1.446% due 12/25/2036		15,000	10,998
1.486% due 10/25/2036		17,000	16,726
1.616% due 02/25/2036		10,980	10,506
1.646% due 11/25/2035		12,673	12,391
1.756% due 07/25/2035		6,500	5,633
1.766% due 02/25/2035		5,645	5,666
1.796% due 10/25/2035		11,246	9,479
1.806% due 08/25/2035		13,673	13,479
1.806% due 11/25/2035		1,000	869
1.846% due 09/25/2035		10,000	7,528
1.966% due 04/25/2034		12,161	11,768
2.011% due 06/25/2035		5,000	4,907
2.086% due 02/25/2034		3,325	3,275
2.086% due 04/25/2034		8,716	8,404
2.191% due 09/25/2034		3,920	3,856
2.206% due 10/25/2033		5,106	4,748
2.281% due 07/25/2035		10,889	9,064
2.416% due 01/25/2035 ^		2,785	2,058
2.791% due 04/25/2034 ^		2,240	1,675
3.196% due 04/25/2034 ^		3,007	2,158
4.828% due 12/25/2033		44	45
5.643% due 10/25/2033		247	247
Residential Asset Securities Corp. Trust
1.366% due 08/25/2036		11,350	10,633
1.376% due 06/25/2036		10,758	10,631
1.376% due 07/25/2036		21,369	19,322
1.376% due 11/25/2036 ^		8,281	7,751
1.386% due 11/25/2036		27,411	25,032
1.396% due 04/25/2036		1,447	1,437
1.426% due 04/25/2037		39,506	35,916
1.436% due 02/25/2037		5,000	3,752
1.456% due 10/25/2036		56,063	52,926
1.466% due 11/25/2036		89,259	59,394
1.476% due 07/25/2036		16,280	10,691
1.486% due 04/25/2036		7,842	7,800
1.496% due 04/25/2036		19,720	18,778
1.496% due 07/25/2036		16,300	13,813
1.556% due 04/25/2037		50,445	42,626
1.586% due 03/25/2036		20,029	19,620
1.596% due 02/25/2036		6,246	6,248
1.616% due 02/25/2036		10,985	10,160
1.626% due 11/25/2035		26,360	22,971
1.636% due 12/25/2035		721	677
1.656% due 11/25/2035		5,611	5,590
1.676% due 01/25/2036		10,500	10,126
1.716% due 07/25/2032 ^		721	663
1.806% due 08/25/2035		7,500	7,515
1.806% due 09/25/2035		5,250	4,897
1.866% due 06/25/2035		4,241	4,212
1.916% due 07/25/2035		6,797	6,712
1.966% due 04/25/2034		2,836	2,674
2.011% due 01/25/2035		4,219	4,226
2.041% due 02/25/2034		5,332	5,181
2.056% due 12/25/2034		7,624	7,480
2.116% due 04/25/2035		4,724	4,731
5.120% due 12/25/2033		2,799	2,599
6.084% due 06/25/2032 ^		1,232	1,336

6.349% due 03/25/2032		58	57
Residential Funding Home Loan Trust
1.346% due 05/25/2036		1,083	1,024
5.950% due 08/25/2034		1,270	1,285
RMF Euro CDO PLC
0.132% due 07/18/2023	EUR	914	1,045
Santander Drive Auto Receivables Trust
1.600% due 03/16/2020		$52,100	52,084
Saratoga Investment Corp. CLO Ltd.
2.706% due 10/20/2025		29,600	29,823
Saxon Asset Securities Trust
1.716% due 03/25/2032		515	505
1.866% due 11/25/2035		6,000	2,575
2.191% due 12/25/2033		4,553	4,407
Securitized Asset-Backed Receivables LLC Trust
1.276% due 12/25/2036 ^		569	196
1.296% due 11/25/2036 ^		219	79
1.316% due 07/25/2036		30,157	17,354
1.356% due 07/25/2036		23,457	17,708
1.366% due 07/25/2036		30,083	17,459
1.376% due 07/25/2036		7,301	3,831
1.376% due 11/25/2036		11,454	4,177
1.386% due 08/25/2036		11,398	5,017
1.416% due 12/25/2036		92,060	45,371
1.456% due 07/25/2036		5,505	3,243
1.466% due 05/25/2036		3,215	1,941
1.466% due 06/25/2036		30,601	24,139
1.506% due 11/25/2035		7,283	7,203
1.506% due 12/25/2035		7,505	7,232
1.616% due 11/25/2035		35,761	20,916
1.616% due 12/25/2035		17,914	8,691
1.891% due 01/25/2035		5,087	4,971
2.176% due 01/25/2036 ^		2,652	1,881
Securitized Term Auto Receivables Trust
1.284% due 11/26/2018		13,106	13,092
1.524% due 03/25/2020		5,000	4,980
SG Mortgage Securities Trust
1.356% due 10/25/2036		34,193	29,374
SLM Private Credit Student Loan Trust
1.436% due 12/15/2023		3,297	3,286
1.486% due 12/16/2041		4,000	3,674
SLM Private Education Loan Trust
2.039% due 05/17/2027		9,922	9,994
3.310% due 10/15/2046		8,565	8,658
4.370% due 04/17/2028		9,809	10,004
4.409% due 05/16/2044		16,245	16,848
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	3,436	3,915
0.069% due 10/25/2039		10,000	10,810
1.246% due 01/26/2026		$61,254	61,056
1.716% due 12/15/2027		83,900	83,867
2.656% due 04/25/2023		28,779	29,484
SMB Private Education Loan Trust
1.709% due 11/15/2023		20,607	20,636
2.750% due 07/15/2027		10,000	10,124
2.980% due 07/15/2027		16,700	17,100
3.050% due 05/15/2026		228	232
SoFi Professional Loan Program LLC
1.530% due 04/25/2033		6,392	6,386
1.630% due 01/25/2036		61,142	61,101
2.166% due 01/25/2039		6,028	6,100
2.340% due 04/25/2033		7,800	7,738
2.510% due 08/25/2033		12,993	13,021
2.720% due 10/27/2036		52,772	53,337
3.020% due 10/25/2027		1,350	1,364
3.020% due 02/25/2040		25,138	25,265
Sound Point CLO Ltd.
2.148% due 07/15/2025		32,450	32,458
Soundview Home Loan Trust
1.326% due 01/25/2037		335	241
1.326% due 02/25/2037		234	92
1.346% due 07/25/2037		19	19
1.366% due 07/25/2036		74,477	72,138
1.376% due 10/25/2036		15,292	14,808
1.376% due 01/25/2037		61,221	44,344
1.386% due 06/25/2036		18,936	18,199
1.386% due 11/25/2036		81,177	34,241
1.426% due 06/25/2037		11,360	7,732
1.446% due 06/25/2036		10,000	9,017
1.456% due 07/25/2036		9,800	7,703
1.456% due 01/25/2037		26,644	19,490
1.466% due 11/25/2036		335	269
1.476% due 12/25/2035		455	455
1.486% due 12/25/2036		5,000	4,166
1.566% due 12/25/2035		20,000	19,709
1.586% due 03/25/2036		14,893	10,026

1.586% due 02/25/2037		24,920	10,298
1.726% due 08/25/2035		23,579	23,087
1.966% due 06/25/2035		17,750	15,959
2.041% due 06/25/2035		2,730	2,573
2.516% due 11/25/2033		609	617
Specialty Underwriting & Residential Finance Trust
1.456% due 09/25/2037		22,635	10,906
1.466% due 06/25/2037		7,133	5,260
1.486% due 04/25/2037		5,272	3,140
1.516% due 12/25/2036		102	101
1.816% due 06/25/2036		2,000	1,606
2.386% due 12/25/2035		2,000	1,625
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	39,953
SpringCastle America Funding LLC
3.050% due 04/25/2029		94,710	95,387
St Paul’s CLO DAC
0.679% due 04/25/2028	EUR	133,200	152,360
St Paul’s CLO Ltd.
0.756% due 01/15/2028		233,450	266,722
Streeterville ABS CDO Ltd.
1.522% due 11/03/2040		$115,014	96,773
Structured Asset Investment Loan Trust
1.346% due 07/25/2036		55,733	45,777
1.356% due 06/25/2036		39,924	32,776
1.366% due 07/25/2036		10,282	9,844
1.389% due 07/25/2036		62,527	45,525
1.526% due 01/25/2036		67,961	55,698
1.546% due 12/25/2035		5,366	5,317
1.916% due 04/25/2033		593	582
1.936% due 10/25/2035		63,800	55,713
1.951% due 03/25/2035		9,773	9,441
1.951% due 08/25/2035		5,379	5,373
1.981% due 08/25/2035		32,258	30,787
1.996% due 07/25/2035		13,234	12,832
2.116% due 04/25/2035		12,640	8,716
2.191% due 09/25/2034		145	139
Structured Asset Securities Corp.
1.966% due 02/25/2035		9,991	8,921
Structured Asset Securities Corp. Mortgage Loan Trust
1.346% due 05/25/2036		36,904	35,152
1.351% due 07/25/2036		57,378	54,369
1.356% due 09/25/2036		4,503	4,468
1.356% due 08/25/2046		49,217	43,208
1.366% due 09/25/2036		10,742	9,867
1.376% due 03/25/2036		30,649	25,983
1.376% due 04/25/2036		38,828	37,266
1.386% due 06/25/2037		10,520	9,908
1.396% due 03/25/2037		7,067	4,361
1.416% due 02/25/2037		20,028	18,904
1.436% due 10/25/2037		58,218	38,592
1.446% due 05/25/2047		6,000	5,613
1.466% due 09/25/2036		27,300	24,359
1.466% due 03/25/2037		30,723	19,160
1.486% due 04/25/2036		12,000	10,608
1.506% due 07/25/2036		41,920	28,277
1.506% due 09/25/2036		62,675	44,820
1.516% due 04/25/2031		11,717	11,370
1.516% due 12/25/2035		25,353	17,248
1.516% due 01/25/2037		13,630	6,510
1.516% due 03/25/2037		10,579	6,647
1.526% due 05/25/2036		34,000	26,984
1.526% due 12/25/2036		35,465	15,543
1.536% due 05/25/2037		5,351	5,218
1.586% due 04/25/2036		10,300	9,517
1.686% due 02/25/2036		12,034	10,128
1.716% due 11/25/2037		5,100	3,397
1.886% due 11/25/2035		1,457	1,248
2.216% due 08/25/2037		18,470	17,972
2.266% due 08/25/2037		7,000	5,302
2.316% due 10/25/2037		79,252	39,530
2.616% due 11/25/2035		3,000	2,769
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.566% due 04/25/2033		234	233
3.450% due 02/25/2032		398	392
5.410% due 06/25/2033		124	125
Structured Asset Securities Corp. Trust
7.361% due 05/25/2031		3,888	3,585
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026		32,200	32,264
2.328% due 01/17/2026		25,000	25,000
Symphony CLO LP
2.255% due 01/09/2023		3,203	3,211
Symphony CLO Ltd.
1.908% due 01/15/2024		53,925	53,890
2.188% due 10/15/2025		61,850	61,780

Taberna Preferred Funding Ltd.
1.571% due 02/05/2036		141,465	108,221
1.620% due 07/05/2035		45,909	38,793
Terwin Mortgage Trust
1.526% due 04/25/2037		15,805	12,805
1.616% due 09/25/2036		12,700	5,483
THL Credit Wind River CLO Ltd.
2.608% due 01/15/2026		14,800	14,870
TICP CLO Ltd.
2.347% due 04/26/2026		19,700	19,730
Tralee CLO Ltd.
2.606% due 07/20/2026		51,100	51,333
Trapeza CDO LLC
2.189% due 01/20/2034		1,371	1,282
Trapeza CDO Ltd.
1.318% due 11/09/2042		31,491	24,405
1.368% due 11/09/2042		14,000	8,960
1.440% due 04/06/2042		38,167	29,961
1.500% due 01/27/2040		46,018	38,886
1.500% due 04/06/2042		8,300	5,219
1.566% due 01/25/2035		13,824	12,165
Triaxx Prime CDO Ltd.
1.255% due 10/02/2039		30,124	23,243
Tropic CDO Ltd.
1.448% due 07/15/2036		44,669	35,512
1.478% due 07/15/2036		46,863	35,850
Truman Capital Mortgage Loan Trust
1.476% due 03/25/2036		151	146
TruPS Financials Note Securitization Ltd.
2.946% due 01/20/2038		122,450	114,490
3.040% due 04/20/2038		42,650	41,371
4.260% due 04/20/2038		20,000	19,900
U.S. Capital Funding Ltd.
1.435% due 10/10/2040		57,032	45,911
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		504	507
Utah State Board of Regents
1.966% due 09/25/2056		44,786	44,908
VB-S1 Issuer LLC
3.065% due 06/15/2046		6,000	6,011
Venture CDO Ltd.
1.386% due 01/20/2022		5,796	5,774
1.433% due 07/22/2021		5,168	5,163
Venture CLO Ltd.
2.528% due 01/15/2027		111,500	111,701
Vertical Bridge CC LLC
5.193% due 10/15/2046		11,017	10,888
VOLT LLC
3.875% due 04/25/2055		773	775
Voya CLO Ltd.
2.458% due 10/15/2022		4,440	4,436
2.478% due 10/15/2022		2,496	2,499
WaMu Asset-Backed Certificates Trust
1.326% due 04/25/2037		62	30
1.366% due 01/25/2037		70,221	53,024
1.386% due 07/25/2047		19,847	13,648
1.441% due 05/25/2047		67,114	55,188
1.456% due 05/25/2047		35,260	26,967
1.466% due 05/25/2047		24,081	18,437
Wasatch Ltd.
1.379% due 11/14/2022		24,458	24,245
1.422% due 11/14/2022		40,763	40,405
Washington Mutual Asset-Backed Certificates Trust
1.276% due 10/25/2036		177	90
1.366% due 05/25/2036		18,897	14,094
1.396% due 10/25/2036		17,865	9,233
1.456% due 08/25/2036		12,842	7,661
Wells Fargo Home Equity Asset-Backed Securities Trust
1.446% due 04/25/2037		33,600	31,986
1.846% due 11/25/2035		2,600	2,506
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.846% due 04/25/2034		139	129
Westlake Automobile Receivables Trust
1.420% due 10/15/2019		75,633	75,564
WhiteHorse Ltd.
2.370% due 02/03/2025		22,719	22,733
Wood Street CLO BV
0.358% due 09/25/2022	EUR	7,100	8,117

Total Asset-Backed Securities (Cost $19,413,020)			20,260,361

SOVEREIGN ISSUES 9.3%
Argentine Government International Bond
3.875% due 01/15/2022		17,250	19,653
6.250% due 04/22/2019		$20,800	21,840

Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	37,500	45,602
6.350% due 11/30/2041		5,500	6,313
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (f)	BRL	3,668,180	1,081,942
0.000% due 01/01/2018 (f)		3,162,613	914,837
0.000% due 04/01/2018 (f)		8,291,520	2,351,038
0.000% due 07/01/2018 (f)		7,889,921	2,191,314
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (g)		182,832	57,442
6.000% due 08/15/2050 (g)		1,140,020	363,419
10.000% due 01/01/2025		174,803	51,604
Dominican Republic International Bond
6.850% due 01/27/2045		$100	107
Ecuador Government International Bond
9.650% due 12/13/2026		500	502
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	18,500	22,229
3.750% due 06/14/2028		4,400	5,513
Korea Expressway Corp.
1.875% due 10/22/2017		$2,800	2,799
Korea Housing Finance Corp.
1.625% due 09/15/2018		2,750	2,734
Kuwait International Government Bond
2.750% due 03/20/2022		108,310	108,824
3.500% due 03/20/2027		336,400	344,280
Mexico Government International Bond
4.000% due 03/15/2115	EUR	4,400	4,469
Panama Government International Bond
6.700% due 01/26/2036		$200	258
Republic of Greece Government International Bond
3.000% due 02/24/2023 (l)	EUR	5,465	5,827
3.000% due 02/24/2024		10,304	10,800
3.000% due 02/24/2025		5,465	5,651
3.000% due 02/24/2026		11,175	11,417
3.000% due 02/24/2027		14,875	14,995
3.000% due 02/24/2028		10,716	10,439
3.000% due 02/24/2029		7,466	7,051
3.000% due 02/24/2030		16,266	15,036
3.000% due 02/24/2031		7,266	6,608
3.000% due 02/24/2032		6,166	5,530
3.000% due 02/24/2033		5,866	5,178
3.000% due 02/24/2034		46,343	40,335
3.000% due 02/24/2035 (l)		9,906	8,504
3.000% due 02/24/2036		19,180	16,288
3.000% due 02/24/2037 (l)		6,366	5,331
3.000% due 02/24/2038		6,366	5,318
3.000% due 02/24/2039		8,600	7,145
3.000% due 02/24/2040		6,366	5,292
3.000% due 02/24/2041 (l)		7,066	5,870
3.000% due 02/24/2042		6,666	5,541
3.800% due 08/08/2017	JPY	6,139,000	54,376
4.500% due 07/03/2017		4,610,000	41,141
4.750% due 04/17/2019 (l)	EUR	88,710	103,165
Russia Government International Bond
5.625% due 04/04/2042		$90,400	98,086
5.875% due 09/16/2043		8,600	9,659
Saudi Government International Bond
2.375% due 10/26/2021		400	394
3.250% due 10/26/2026		26,400	26,203
4.500% due 10/26/2046		182,600	186,445
Sri Lanka Government International Bond
6.200% due 05/11/2027		20,600	20,619
Uruguay Government International Bond
5.100% due 06/18/2050		200	204

Total Sovereign Issues (Cost $8,347,389)			8,335,167

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (d)		2,788,322	0

FINANCIALS 0.0%
TIG FinCo PLC (j)		1,379,323	1,752

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (d)(j)		8,220	15
NVHL S.A. ‘B’ (d)(j)		8,220	15
NVHL S.A. ‘C’ (d)(j)		8,220	15

NVHL S.A. ‘D’ (d)(j)	8,220	15
NVHL S.A. ‘E’ (d)(j)	8,220	15
NVHL S.A. ‘F’ (d)(j)	8,220	15
NVHL S.A. ‘G’ (d)(j)	8,220	15
NVHL S.A. ‘H’ (d)(j)	8,220	15
NVHL S.A. ‘I’ (d)(j)	8,220	15
NVHL S.A. ‘J’ (d)(j)	8,220	15

		150

Total Common Stocks (Cost $2,265)		1,902

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024	684,000	321

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019	116,700	6

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	301,837	53

Total Warrants (Cost $794)		380

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (h)	800	1,049

Total Convertible Preferred Securities (Cost $724)		1,049

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Farm Credit Bank of Texas
6.750% due 09/15/2023 (h)	87,500	9,560
VEREIT, Inc.
6.700% due 01/03/2019 (h)	260,000	6,906

		16,466

INDUSTRIALS 0.0%
Sequa Corp.
9.000%	12,675	12,364

Total Preferred Securities (Cost $27,256)		28,830

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.7%
CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC
1.710% due 03/16/2018	$120,300	120,280
1.949% due 11/06/2017	121,820	122,097
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017	75,900	76,013
Mizuho Bank Ltd.
1.928% due 12/12/2017	189,800	190,273
Natixis S.A.
1.979% due 09/25/2017	218,500	218,833
Norinchukin Bank
1.871% due 10/12/2017	27,500	27,555
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017	62,300	62,384
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017	194,600	194,894
2.012% due 10/06/2017	70,150	70,276

		1,082,605

REPURCHASE AGREEMENTS (k) 0.0%		4,739

ARGENTINA TREASURY BILLS 0.5%
3.057% due 07/14/2017 - 02/09/2018 (e)(f)	420,359	417,717

MEXICO TREASURY BILLS 0.9%
6.934% due 08/17/2017 - 03/01/2018 (e)(f)	MXN	15,924,599	849,226

U.S. TREASURY BILLS 0.1%
0.926% due 08/10/2017 - 08/31/2017 (e)(f)(l)(n)(p)		$58,486	58,415

Total Short-Term Instruments (Cost $2,345,654)			2,412,702

Total Investments in Securities (Cost $103,066,587)			105,366,396

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		23,600,447	233,314

Total Short-Term Instruments (Cost $233,302)			233,314

Total Investments in Affiliates (Cost $233,302)			233,314

Total Investments 118.2% (Cost $103,299,889)			$105,599,710
Financial Derivative Instruments (m)(o) (0.0)% (Cost or Premiums, net $776,535)			(21,269)
Other Assets and Liabilities, net (18.2)%			(16,231,565)

Net Assets 100.0%			$89,346,876

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021	10/02/2014	$36,052	$36,724	0.04%
NVHL S.A. ‘A’	03/09/2012	26	15	0.00
NVHL S.A. ‘B’	03/09/2012	26	15	0.00
NVHL S.A. ‘C’	03/09/2012	26	15	0.00
NVHL S.A. ‘D’	03/09/2012	27	15	0.00
NVHL S.A. ‘E’	03/09/2012	27	15	0.00
NVHL S.A. ‘F’	03/09/2012	27	15	0.00
NVHL S.A. ‘G’	03/09/2012	27	15	0.00
NVHL S.A. ‘H’	03/09/2012	27	15	0.00
NVHL S.A. ‘I’	03/09/2012	27	15	0.00
NVHL S.A. ‘J’	03/09/2012	27	15	0.00
PropCo
1.000% due 04/15/2023	03/21/2017	80,301	80,514	0.09
Rise Ltd.
4.750% due 01/31/2021	02/11/2014	3,299	3,297	0.00
TIG FinCo PLC	04/02/2015 - 02/24/2017	1,998	1,752	0.00

		$121,917	$122,437	0.13%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.050%	06/29/2017	07/06/2017	$4,739	U.S. Treasury Notes 1.875% due 03/31/2022	$(4,735)	$4,739	$4,740

Total Repurchase Agreements						$(4,735)	$4,739	$4,740

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	1.000%	06/21/2017	07/06/2017			$(202,750)	$(202,818)
	1.020	04/10/2017	07/13/2017			(699,313)	(700,977)
	1.040	04/13/2017	07/14/2017			(508,750)	(509,940)
	1.040	04/21/2017	07/21/2017			(352,125)	(352,868)
	1.040	05/11/2017	07/21/2017			(14,764)	(14,787)
	1.050	04/18/2017	07/18/2017			(253,438)	(253,999)
	1.050	04/20/2017	07/11/2017			(240,938)	(241,457)
	1.060	05/02/2017	07/12/2017			(501,875)	(502,791)
	1.060	05/03/2017	07/12/2017			(193,325)	(193,672)
	1.060	05/04/2017	07/18/2017			(301,500)	(302,033)
	1.060	05/11/2017	07/12/2017			(117,811)	(117,994)
	1.070	06/28/2017	07/28/2017			(191,487)	(191,516)
	1.080	06/13/2017	07/26/2017			(124,850)	(124,925)
BOS	1.100	04/12/2017	07/13/2017			(179,112)	(179,561)
	1.100	06/13/2017	07/13/2017			(333,124)	(333,328)
	1.100	06/28/2017	07/13/2017			(37,160)	(37,166)
	1.130	05/19/2017	08/31/2017			(151,500)	(151,714)
	1.350	06/15/2017	07/18/2017			(48,011)	(48,043)
BRC	(20.000)	01/31/2017	TBD	(3)	EUR	(804)	(845)
	(20.000)	04/07/2017	TBD	(3)		(616)	(671)
	(20.000)	06/29/2017	TBD	(3)		(4,231)	(4,833)
	(0.500)	06/23/2017	TBD	(3)		$(671)	(671)
BSN	1.000	06/20/2017	07/10/2017			(47,812)	(47,830)
	1.000	06/27/2017	07/10/2017			(20,050)	(20,053)
	1.010	06/15/2017	07/18/2017			(255,313)	(255,441)
	1.100	05/12/2017	07/13/2017			(303,272)	(303,754)
	1.100	05/18/2017	07/13/2017			(223,065)	(223,378)
	1.100	06/13/2017	07/13/2017			(356,304)	(356,522)
	1.210	06/13/2017	07/25/2017			(296,929)	(297,129)
CFR	(0.250)	05/12/2017	TBD	(3)		(2,668)	(2,666)
IND	1.300	07/03/2017	10/03/2017			(40,500)	(40,500)
JPS	1.130	03/09/2017	09/11/2017			(49,187)	(49,367)
	1.130	04/19/2017	10/19/2017			(318,375)	(319,124)
	1.130	06/20/2017	10/05/2017			(262,500)	(262,607)
	1.130	06/27/2017	07/28/2017			(164,381)	(164,412)
	1.200	05/11/2017	07/11/2017			(72,149)	(72,276)
	1.200	05/18/2017	07/11/2017			(242,739)	(243,111)
	1.200	05/22/2017	07/24/2017			(199,167)	(199,446)
	1.200	06/13/2017	07/11/2017			(167,661)	(167,773)
	1.200	06/13/2017	07/24/2017			(442,253)	(442,548)
	1.200	06/14/2017	07/24/2017			(375,525)	(375,763)
MEI	(0.500)	06/28/2017	TBD	(3)	GBP	(594)	(774)
MYI	(15.000)	06/19/2017	TBD	(3)	EUR	(366)	(416)
	(12.000)	06/15/2017	TBD	(3)		(365)	(415)
NOM	1.030	04/18/2017	07/18/2017			$(1,526,006)	(1,529,324)
	1.030	05/11/2017	07/18/2017			(127,734)	(127,928)
	1.030	05/18/2017	07/18/2017			(440,562)	(441,142)
	1.030	06/13/2017	07/18/2017			(390,338)	(390,561)
	1.030	06/19/2017	07/18/2017			(144,243)	(144,301)
	1.050	05/18/2017	07/20/2017			(252,220)	(252,558)
	1.050	06/13/2017	07/20/2017			(605,485)	(605,839)
	1.050	06/19/2017	07/20/2017			(319,362)	(319,492)
RDR	1.010	04/11/2017	07/11/2017			(201,250)	(201,719)
	1.020	04/13/2017	07/13/2017			(70,350)	(70,511)
	1.310	06/15/2017	07/17/2017			(188,232)	(188,355)
	1.310	06/19/2017	07/17/2017			(94,559)	(94,607)
SCX	1.040	06/30/2017	08/14/2017			(45,731)	(45,735)
	1.050	06/13/2017	08/17/2017			(275,048)	(275,208)
SGY	1.000	07/03/2017	07/10/2017			(5,045)	(5,045)

Total Reverse Repurchase Agreements							$(13,004,239)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
GSC	1.040%	04/20/2017	07/18/2017	$(448,739)	$(449,700)
	1.060	05/04/2017	07/03/2017	(201,100)	(201,455)
	1.150	05/10/2017	07/10/2017	(314,754)	(315,299)
	1.160	06/02/2017	07/05/2017	(64,015)	(64,079)
MSC	1.330	06/28/2017	07/10/2017	(11,892)	(11,894)
UBS	1.140	06/13/2017	07/06/2017	(2,122)	(2,123)
	1.200	06/12/2017	08/07/2017	(7,883)	(7,888)
	1.220	06/05/2017	09/05/2017	(307,845)	(308,137)
	1.230	06/09/2017	08/09/2017	(377,172)	(377,482)
	2.440	06/12/2017	09/06/2017	(6,064)	(6,068)
	2.440	06/22/2017	09/05/2017	(15,882)	(15,888)

Total Sale-Buyback Transactions					$(1,760,013)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
U.S. Government Agencies (6.2)%
Fannie Mae, TBA	2.500%	07/01/2032	$20,000	$(20,150)	$(20,101)
Fannie Mae, TBA	3.000	07/01/2047	2,327,175	(2,332,087)	(2,323,721)
Fannie Mae, TBA	3.500	07/01/2047	131,200	(135,734)	(134,722)
Fannie Mae, TBA	3.500	08/01/2047	161,000	(165,277)	(165,033)
Fannie Mae, TBA	4.000	07/01/2047	245,900	(259,468)	(258,464)
Fannie Mae, TBA	4.000	08/01/2047	952,700	(1,001,360)	(999,646)
Freddie Mac, TBA	3.000	07/01/2047	1,036,400	(1,040,607)	(1,034,052)
Freddie Mac, TBA	4.000	07/01/2047	47,000	(49,570)	(49,425)
Freddie Mac, TBA	4.000	08/01/2047	519,000	(545,688)	(544,788)
Ginnie Mae, TBA	4.000	07/01/2047	4,000	(4,219)	(4,209)

				(5,554,160)	(5,534,161)

U.S. Treasury Obligations (0.0)%
U.S. Treasury Notes	1.875%	03/31/2022	4,710	(4,727)	(4,736)

Total Short Sales (6.2)%				$(5,558,887)	$(5,538,897)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(20,087,349) at a weighted average interest rate of 1.018%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,474) of deferred price drop.
(5)	Payable for short sales includes $23 of accrued interest.

(l)	Securities with an aggregate market value of $14,175,947 and cash of $20,780 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	360	AUD	35,766	$(555)	$0	$(412)
Euro-Bund 10-Year Bond September Futures	09/2017	3	EUR	555	(3)	0	(5)
Euro-Buxl 30-Year Bond September Futures	09/2017	3		560	(12)	0	(12)
U.S. Treasury 10-Year Note September Futures	09/2017	1,498		$188,046	(1,500)	0	(421)

					$(2,070)	$0	$(850)

Total Futures Contracts					$(2,070)	$0	$(850)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Variation Margin
Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Canadian Natural Resources Ltd.	1.000%	03/20/2018	0.130%	$2,200	$(14)	$(1)	$(15)	$0	$(1)
Constellation Energy Group, Inc.	1.000	06/20/2020	0.141	1,900	(50)	2	(48)	0	0
Devon Energy Corp.	1.000	03/20/2019	0.289	1,800	(7)	(16)	(23)	0	0
Kinder Morgan Energy Partners LP	1.000	03/20/2019	0.174	1,000	(8)	(6)	(14)	0	0

					$(79)	$(21)	$(100)	$0	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Airbus Group Finance BV	1.000%	12/20/2017	0.078%	EUR	22,400	$118	$5	$123	$0	$0
Anheuser-Busch InBev S.A.	1.000	12/20/2017	0.123		33,700	198	(22)	176	2	0
Banco Espirito Santo S.A.	5.000	12/20/2021	14.085		10,400	(2,427)	(282)	(2,709)	0	(37)
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.414		$25,200	151	495	646	0	(1)
Chesapeake Energy Corp.	5.000	09/20/2018	1.578		6,273	40	232	272	0	(8)
Chesapeake Energy Corp.	5.000	12/20/2018	1.884		5,970	96	185	281	0	(11)
Chesapeake Energy Corp.	5.000	03/20/2019	2.099		2,500	(28)	155	127	0	(3)
Deutsche Bank AG	1.000	12/20/2017	0.149	EUR	71,880	382	(16)	366	0	0
Navient Corp.	5.000	09/20/2020	1.682		$3,000	135	179	314	5	0
Royal Bank of Scotland PLC	1.000	12/20/2021	0.438	EUR	24,700	370	351	721	20	0
Sprint Communications, Inc.	5.000	12/20/2021	2.033		$11,600	229	1,218	1,447	0	(7)

						$(736)	$2,500	$1,764	$27	$(67)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	$1,292,198	$(100,909)	$1,800	$(99,109)	$0	$(2,782)
CDX.HY-28 5-Year Index	5.000	06/20/2022	92,100	(6,755)	248	(6,507)	0	(212)

				$(107,664)	$2,048	$(105,616)	$0	$(2,994)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$25,300	$826	$(343)	$483	$20	$0
CDX.EM-21 5-Year Index	5.000	06/20/2019	68,172	2,963	(708)	2,255	64	0
CDX.EM-24 5-Year Index	1.000	12/20/2020	32,316	(1,611)	436	(1,175)	8	0
CDX.EM-27 5-Year Index	1.000	06/20/2022	242,450	(13,078)	2,042	(11,036)	101	0
CDX.HY-19 5-Year Index	5.000	12/20/2017	138,842	4,588	(1,871)	2,717	168	0
CDX.HY-20 5-Year Index	5.000	06/20/2018	84,170	4,197	(764)	3,433	63	0
CDX.HY-21 5-Year Index	5.000	12/20/2018	1,645	97	(12)	85	2	0
CDX.HY-24 5-Year Index	5.000	06/20/2020	2,244,478	185,699	(8,466)	177,233	3,098	0
CDX.HY-25 5-Year Index	5.000	12/20/2020	2,520,482	199,363	(14,196)	185,167	3,922	0

				$383,044	$(23,882)	$359,162	$7,446	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	123,425	$941	$(338)	$603	$87	$0
Pay	1-Year BRL-CDI	12.000	01/04/2021		96,100	(10)	788	778	67	0
Pay	1-Year BRL-CDI	12.230	01/04/2021		437,400	1,771	3,545	5,316	296	0
Pay	1-Year BRL-CDI	12.810	01/04/2021		415,470	3,679	3,269	6,948	272	0
Pay	1-Year BRL-CDI	14.153	01/04/2021		607,500	(13,505)	(4,790)	(18,295)	0	(493)
Pay	1-Year BRL-CDI	15.590	01/04/2021		93,210	(3,265)	(716)	(3,981)	0	(79)
Pay	1-Year BRL-CDI	16.400	01/04/2021		444,160	(18,557)	(3,356)	(21,913)	0	(384)
Pay	3-Month CAD-Bank Bill	2.625	03/19/2027	CAD	172,700	9,232	(1,867)	7,365	0	(1,787)
Receive	3-Month CAD-Bank Bill	3.000	03/19/2027		376,200	29,962	(3,790)	26,172	0	(3,941)
Pay	3-Month CAD-Bank Bill	2.750	12/17/2027		132,800	8,212	(1,838)	6,374	0	(1,452)
Pay	3-Month CAD-Bank Bill	3.400	06/20/2029		34,700	3,971	(469)	3,502	0	(425)
Receive	3-Month CAD-Bank Bill	2.800	12/18/2043		289,300	(20,346)	4,428	(15,918)	6,265	0
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		22,000	(4,044)	321	(3,723)	521	0
Receive (6)	3-Month USD-LIBOR	2.250	12/20/2020		$3,475,200	(48,435)	10,544	(37,891)	3,778	0
Receive (6)	3-Month USD-LIBOR	2.250	12/20/2022		16,323,100	(263,431)	118,398	(145,033)	34,080	0
Pay	3-Month USD-LIBOR	1.435	06/21/2024		2,900,000	(128,258)	(1,395)	(129,653)	0	(7,078)
Pay	3-Month USD-LIBOR	1.750	12/21/2026		880,500	(46,097)	6,677	(39,420)	0	(2,555)
Receive (6)	3-Month USD-LIBOR	2.500	12/20/2027		6,009,100	(170,157)	88,446	(81,711)	19,095	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047		1,198,880	236,502	(26,105)	210,397	4,607	0
Receive (6)	3-Month USD-LIBOR	2.750	12/20/2047		2,072,900	(136,601)	63,976	(72,625)	10,108	0
Pay	3-Month ZAR-JIBAR	7.750	03/15/2022	ZAR	575,300	(145)	695	550	0	(195)
Pay	3-Month ZAR-JIBAR	8.000	03/15/2022		564,300	276	695	971	0	(191)
Pay	3-Month ZAR-JIBAR	8.250	03/15/2022		796,800	980	1,002	1,982	0	(270)
Pay (6)	3-Month ZAR-JIBAR	7.750	09/20/2022		16,410,800	(9,755)	21,977	12,222	0	(5,786)
Pay	3-Month ZAR-JIBAR	8.000	03/15/2024		1,051,800	(227)	1,557	1,330	0	(464)
Pay	3-Month ZAR-JIBAR	8.250	03/15/2024		2,150,400	1,613	3,282	4,895	0	(951)
Pay	3-Month ZAR-JIBAR	8.300	03/15/2027		938,500	(2)	1,440	1,438	0	(587)
Pay (6)	3-Month ZAR-JIBAR	8.000	09/20/2027		410,300	(777)	607	(170)	0	(269)
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD	285,800	4,733	(66)	4,667	0	(401)
Pay	6-Month AUD-BBR-BBSW	4.500	06/15/2022		175,000	13,287	(225)	13,062	0	(795)
Pay	6-Month AUD-BBR-BBSW	4.000	03/15/2023		3,175,400	195,330	8,785	204,115	0	(17,374)
Pay	6-Month AUD-BBR-BBSW	4.250	03/15/2023		397,900	28,677	1,241	29,918	0	(2,184)
Pay	6-Month AUD-BBR-BBSW	4.250	12/11/2023		462,900	35,562	(159)	35,403	0	(2,909)
Pay	6-Month AUD-BBR-BBSW	3.250	12/17/2024		1,180,600	34,052	413	34,465	0	(8,382)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		845,550	35,855	362	36,217	0	(6,468)
Pay	6-Month AUD-BBR-BBSW	2.750	06/17/2026		923,900	(4,420)	982	(3,438)	0	(7,654)
Pay	6-Month AUD-BBR-BBSW	3.000	03/21/2027		1,311,100	24,399	(9,848)	14,551	0	(11,823)
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	579,300	(9,898)	6,573	(3,325)	5,882	(7)
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	13,466	(196)	(25)	(221)	0	(26)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	121,839,000	(7,595)	(492)	(8,087)	1,883	0
Receive	6-Month JPY-LIBOR	0.000	09/20/2026		142,700,000	29,670	(1,222)	28,448	2,375	0
Receive (6)	6-Month JPY-LIBOR	0.450	03/20/2029		850,943,000	(47,482)	2,391	(45,091)	21,884	0
Receive (6)	6-Month JPY-LIBOR	0.415	03/25/2029		16,170,000	(110)	(232)	(342)	413	0
Receive (6)	6-Month JPY-LIBOR	0.400	03/27/2029		35,100,000	246	(512)	(266)	896	0
Receive (6)	6-Month JPY-LIBOR	0.450	03/29/2029		35,140,000	(1,321)	(493)	(1,814)	900	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	3,849,000	(1,738)	564	(1,174)	0	(45)
Pay	28-Day MXN-TIIE	5.500	09/13/2017		2,881,000	(968)	280	(688)	0	(27)
Pay	28-Day MXN-TIIE	5.270	02/05/2020		795,000	(2,079)	469	(1,610)	0	(56)
Pay	28-Day MXN-TIIE	5.145	04/02/2020		361,300	(1,081)	255	(826)	0	(26)
Pay	28-Day MXN-TIIE	5.405	11/19/2020		398,880	(1,213)	285	(928)	0	(33)
Pay	28-Day MXN-TIIE	5.095	02/05/2021		4,693,990	(17,727)	3,836	(13,891)	0	(422)
Pay	28-Day MXN-TIIE	5.615	05/21/2021		12,515,400	(37,715)	10,313	(27,402)	0	(1,170)
Pay	28-Day MXN-TIIE	5.680	05/28/2021		942,600	(2,737)	793	(1,944)	0	(90)
Pay	28-Day MXN-TIIE	5.650	06/02/2021		3,500,100	(10,396)	2,769	(7,627)	0	(333)
Pay	28-Day MXN-TIIE	5.610	07/07/2021		1,090,000	(3,392)	891	(2,501)	0	(109)
Pay	28-Day MXN-TIIE	5.900	07/20/2021		5,454,100	(13,926)	4,621	(9,305)	0	(548)
Pay	28-Day MXN-TIIE	6.750	08/31/2021		2,103,200	(1,802)	1,765	(37)	0	(215)
Pay	28-Day MXN-TIIE	5.798	09/06/2021		6,760,200	(19,159)	5,716	(13,443)	0	(728)
Pay	28-Day MXN-TIIE	7.030	11/10/2021		3,778,400	(530)	2,679	2,149	0	(428)
Pay	28-Day MXN-TIIE	5.430	11/17/2021		1,900,400	(7,124)	1,583	(5,541)	0	(232)
Pay	28-Day MXN-TIIE	7.350	11/17/2021		579,600	225	507	732	0	(65)
Pay	28-Day MXN-TIIE	7.388	11/17/2021		452,700	212	397	609	0	(51)
Pay	28-Day MXN-TIIE	7.199	12/03/2021		673,100	43	589	632	0	(78)
Pay	28-Day MXN-TIIE	7.538	02/23/2022		1,359,300	1,109	1,228	2,337	0	(177)
Pay	28-Day MXN-TIIE	5.810	05/02/2022		994,200	(3,193)	869	(2,324)	0	(151)
Pay	28-Day MXN-TIIE	5.850	05/02/2022		4,623,900	(14,418)	4,050	(10,368)	0	(702)
Pay	28-Day MXN-TIIE	5.500	09/02/2022		500,000	(2,096)	455	(1,641)	0	(88)
Pay	28-Day MXN-TIIE	5.750	09/02/2022		2,193,000	(7,839)	2,006	(5,833)	0	(384)
Pay	28-Day MXN-TIIE	5.795	06/02/2023		940,200	(3,736)	858	(2,878)	0	(221)
Pay	28-Day MXN-TIIE	6.350	09/01/2023		631,300	(1,623)	599	(1,024)	0	(153)
Pay	28-Day MXN-TIIE	5.980	08/26/2024		408,900	(1,731)	379	(1,352)	0	(115)
Pay	28-Day MXN-TIIE	5.950	01/30/2026		2,002,230	(10,427)	1,965	(8,462)	0	(596)
Pay	28-Day MXN-TIIE	5.990	01/30/2026		3,105,200	(15,720)	3,056	(12,664)	0	(925)
Receive	28-Day MXN-TIIE	6.080	03/10/2026		3,652,700	(17,505)	3,517	(13,988)	0	(1,089)
Pay	28-Day MXN-TIIE	6.490	09/08/2026		2,636,700	(9,266)	2,695	(6,571)	0	(808)
Pay	28-Day MXN-TIIE	7.380	11/04/2026		107,000	(15)	116	101	0	(34)
Pay	28-Day MXN-TIIE	8.090	01/15/2027		1,118,200	2,917	1,291	4,208	0	(361)
Pay	28-Day MXN-TIIE	8.120	01/15/2027		811,100	2,212	938	3,150	0	(262)
Pay	28-Day MXN-TIIE	7.865	02/02/2027		2,626,900	4,518	3,015	7,533	0	(848)
Pay	28-Day MXN-TIIE	8.010	02/04/2027		1,138,400	2,610	1,319	3,929	0	(369)
Pay	28-Day MXN-TIIE	7.818	02/17/2027		1,585,000	2,430	1,787	4,217	0	(513)
Pay	28-Day MXN-TIIE	6.710	09/20/2029		407,400	(1,604)	427	(1,177)	0	(155)
Pay	28-Day MXN-TIIE	6.620	02/18/2030		440,000	(1,998)	456	(1,542)	0	(175)

						$(432,166)	$363,794	$(68,372)	$113,409	$(97,712)

Total Swap Agreements						$(157,601)	$344,439	$186,838	$120,882	$(100,774)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(n)	Securities with an aggregate market value of $1,267,955 and cash of $117,269 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	BRL	384,649		$116,771	$664	$0
	07/2017	DKK	6,829,785		987,622	0	(61,444)
	07/2017	JPY	2,944,407		26,402	224	0
	07/2017	$	116,272	BRL	384,649	0	(165)
	07/2017		6,143	EUR	5,405	30	0
	08/2017	AUD	999,029		$766,503	0	(1,071)
	08/2017	MXN	436,951		21,879	0	(2,034)
	08/2017	TRY	111,656		31,228	0	(125)
	08/2017	$	263,045	MXN	5,068,366	14,721	0
	01/2018	DKK	161,361		$23,727	0	(1,316)
	04/2018		1,276,551		188,305	0	(10,911)
	07/2018	BRL	165,500		48,806	1,811	0
	07/2018	DKK	822,166		126,423	0	(2,586)
BPS	07/2017	BRL	12,327		3,828	107	0
	07/2017	CAD	13,045		9,760	0	(299)
	07/2017	DKK	112,680		16,614	0	(694)
	07/2017	JPY	9,380,588		85,383	1,982	0
	07/2017	$	3,726	BRL	12,327	0	(5)
	07/2017		16,960	DKK	112,465	315	0
	07/2017		576,426	JPY	64,530,924	0	(2,691)
	08/2017	JPY	64,530,924		$577,104	2,696	0
	08/2017	MXN	1,246,800		62,416	0	(5,818)
	08/2017	$	6,542	ZAR	85,742	46	(67)
	10/2017	BRL	539,469		$153,870	0	(6,071)
	01/2018	DKK	309,125		45,827	0	(2,150)
	03/2018	MXN	7,810,252		373,487	0	(41,637)
	04/2018	BRL	170,000		51,097	2,102	0
	04/2018	DKK	1,640,135		242,835	0	(13,122)
	07/2018	BRL	1,225,000		358,817	10,974	0
	07/2018	DKK	342,847		51,617	0	(2,180)
BRC	07/2017		415,234		63,342	0	(438)
	07/2017	GBP	400,000		514,924	0	(6,056)
	07/2017	JPY	204,411,202		1,845,408	28,015	0
	08/2017	EUR	2,332,789		2,666,693	0	(1,521)
	08/2017	$	380,852	MXN	7,313,735	19,969	0
CBK	07/2017	AUD	707,552		$527,126	0	(16,698)
	07/2017	BRL	24,015		7,302	53	0
	07/2017	EUR	1,049,452		1,173,111	0	(25,520)
	07/2017	JPY	44,703,591		404,123	6,669	0
	07/2017	$	7,259	BRL	24,015	0	(10)
	07/2017		214,289	DKK	1,422,129	4,152	0
	07/2017		4,881	EUR	4,339	75	0
	07/2017		751,952	JPY	84,557,756	0	(160)
	08/2017	JPY	84,557,756		$752,829	157	0
	08/2017	$	47	MXN	905	3	0
	08/2017		32,756	TRY	124,612	2,234	0
	08/2017		1,109	ZAR	14,405	0	(13)
	08/2017	ZAR	310,505		$23,246	0	(367)
	01/2018	DKK	151,901		22,464	0	(1,112)
	04/2018	BRL	615,000		183,477	6,230	0
	07/2018		579,175		170,878	6,419	0
	07/2018	DKK	1,422,129		218,907	0	(4,242)
DUB	08/2017	TRY	13,616		3,625	0	(198)
	08/2017	$	215,325	PEN	708,203	1,804	0
	08/2017		137,890	TRY	509,536	5,186	0
	10/2017	BRL	880,000		$257,168	0	(3,733)
	01/2018		533,000		152,965	0	(2,795)
	04/2018		550,000		155,849	0	(2,665)
	07/2018		948,440		278,522	9,209	0
FBF	07/2017	CNH	622		90	0	(2)
	08/2017	MXN	1,442,707		72,223	0	(6,732)
	04/2018	BRL	250,000		74,365	2,313	0
GLM	07/2017	AUD	37,477		27,855	0	(950)
	07/2017	BRL	213,324		64,484	92	0
	07/2017	EUR	1,443,786		1,612,053	0	(36,967)
	07/2017	GBP	47,599		61,165	0	(830)
	07/2017	JPY	141,331,753		1,281,411	24,849	0
	07/2017	$	64,071	BRL	213,324	321	0
	07/2017		8,519	DKK	56,511	162	0
	07/2017		13,160	EUR	11,710	215	0
	07/2017		828,977	GBP	644,767	10,800	0
	08/2017	AUD	86,897		$66,739	0	(25)
	08/2017	BRL	213,324		63,687	0	(327)
	08/2017	GBP	479,031		622,656	0	(1,812)
	08/2017	JPY	27,814,670		248,615	1,028	0
	08/2017	MXN	220,414		11,009	0	(1,053)
	08/2017	$	2,379	EUR	2,080	2	0
	08/2017		99,533	MXN	1,905,359	4,922	(33)
	08/2017		184,421	TRY	699,200	11,913	0
	08/2017		8,963	ZAR	118,054	86	(71)
	08/2017	ZAR	237,801		$18,081	0	(3)
	09/2017	EUR	100,000		114,290	0	(385)
	09/2017	GBP	27,250		35,343	0	(232)
	10/2017	$	23,011	DKK	158,440	1,448	0
	10/2017		612	RUB	35,879	0	(17)
	01/2018	BRL	326,000		$99,789	4,521	0
	01/2018	DKK	99,319		14,395	0	(1,019)
	01/2018	MXN	698,700		34,120	0	(3,311)
	04/2018	DKK	2,039,641		300,757	0	(17,545)
	07/2018	BRL	164,000		48,824	2,256	0
HUS	07/2017	CHF	219		226	0	(2)
	07/2017	GBP	945,680		1,212,907	0	(18,793)
	07/2017	$	723,331	DKK	4,754,522	6,971	0
	07/2017		56,799	GBP	44,708	1,431	0
	08/2017		30,725	MXN	551,603	20	(516)
	08/2017		8,847	PEN	29,054	61	0
	08/2017		101,266	TRY	369,243	2,417	0
	09/2017		26,340	RUB	1,565,650	0	(220)
	10/2017	DKK	6,110,373		$934,756	0	(8,502)
	01/2018	BRL	911,400		273,497	7,157	0
	04/2018		466,360		138,206	3,798	0
	07/2018		1,705,825		500,000	15,625	0
IND	07/2017	GBP	450,000		579,302	0	(6,800)
	07/2017	$	1,138	DKK	7,905	76	0
JPM	07/2017	DKK	250,220		$36,238	0	(2,196)
	07/2017	EUR	22,396		25,015	0	(564)
	07/2017	GBP	250,000		322,153	0	(3,459)
	07/2017	JPY	4,004,210		35,998	397	0
	07/2017	$	15,254	AUD	20,628	600	0
	07/2017		9,952	CAD	13,045	107	0
	07/2017		180,881	EUR	161,391	3,452	0
	07/2017		406,490	GBP	314,818	3,545	0
	07/2017		24,868	MXN	465,824	795	0
	08/2017	CAD	13,045		$9,957	0	(107)
	08/2017	$	23,526	JPY	2,630,600	0	(111)
	08/2017		297,006	MXN	5,682,866	14,687	(250)
	08/2017		30,723	TRY	113,629	1,184	0
	08/2017		9,182	ZAR	120,469	26	(46)
	09/2017		111,249	RUB	6,455,496	0	(3,550)
	10/2017	DKK	158,440		$24,284	0	(175)
	10/2017	$	136,342	RUB	8,043,724	0	(2,963)
	01/2018	BRL	1,392,213		$399,724	0	(7,125)
	04/2018		5,363,720		1,574,207	33,736	(5,387)
	04/2018	DKK	412,662		61,433	0	(2,966)
	07/2018	BRL	2,067,400		609,894	22,849	0
	07/2018	DKK	174,535		26,296	0	(1,093)
MSB	07/2017	BRL	214,247		64,695	24	0
	07/2017	GBP	750,000		966,403	0	(10,434)
	07/2017	JPY	107,629,239		971,122	14,205	0
	07/2017	$	64,762	BRL	214,247	0	(92)
	07/2017		713,303	GBP	550,000	3,044	0
	08/2017	GBP	550,000		$713,935	0	(3,048)
	01/2018	DKK	1,407,635		206,520	0	(11,949)
	04/2018	BRL	176,000		52,490	1,766	0
	07/2018		246,100		72,354	2,473	0
NGF	07/2017		421,914		127,536	181	0
	07/2017	MXN	465,824		22,913	0	(2,750)
	07/2017	$	127,659	BRL	421,914	0	(304)
	08/2017	BRL	421,914		$126,876	269	0
	08/2017	MXN	1,822,141		96,646	965	(4,043)
	08/2017	$	259,297	MXN	5,000,000	14,722	0
	08/2017		53,257	TRY	202,991	3,742	0
	10/2017	BRL	800,000		$242,755	5,572	0
	11/2017	MXN	2,319,014		112,470	0	(12,422)
	04/2018	BRL	111,110		32,946	923	0
RBC	07/2017	AUD	200,000		149,160	0	(4,560)
SCX	07/2017		80,000		59,666	0	(1,822)
	07/2017	$	39,121	GBP	30,747	926	0
	08/2017		270,263	TRY	995,017	9,136	0
	09/2017		17,695	RUB	1,079,894	321	0
	10/2017	BRL	1,439,038		$400,955	0	(25,689)
	10/2017	$	86,496	RUB	5,058,791	0	(2,612)
	04/2018	DKK	107,509		$15,990	0	(788)
SOG	07/2017	$	4,058	AUD	5,372	71	0
	07/2017		453,861	GBP	350,000	1,996	0
	08/2017	GBP	350,000		$454,264	0	(1,998)
	08/2017	MXN	436,951		21,891	0	(2,022)
	08/2017	$	34,481	TRY	130,902	2,276	0
	10/2017		83,685	RUB	4,953,123	0	(1,553)
TOR	07/2017		31,037	DKK	205,979	601	0
	08/2017	BRL	936,855		$281,710	580	0
	08/2017	MXN	616,000		30,703	0	(3,009)
	10/2017	DKK	472,883		72,955	0	(45)
	01/2018		107,685		15,753	0	(961)
	04/2018	BRL	513,510		145,844	760	(2,913)
	07/2018		856,942		249,829	6,498	0
	10/2018	DKK	205,979		31,880	0	(626)
UAG	07/2017	GBP	250,000		321,877	0	(3,736)
	07/2017	$	15,249	DKK	105,835	1,008	0
	08/2017	JPY	326,692,422		$2,921,422	13,441	0

Total Forward Foreign Currency Contracts						$395,209	$(453,429)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	3.510	08/29/2017	$649,900	$(7,756)	$(5,355)

Total Written Options						$(7,756)	$(5,355)

Swap Agreements:

Credit Default Swaps on Asset-backed Securities - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25 - 100% due 10/20/2020	0.600%	10/20/2020	$199,456	$0	$(19)	$0	$(19)
	Auto Loan ABS 2017 2.25 - 100% due 10/20/2022	0.600	10/20/2022	257,157	0	0	0	0

					$0	$(19)	$0	$(19)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (5)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	06/20/2018	0.131%	$1,300	$25	$(36)	$0	$(11)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (5)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	06/20/2020	1.198%		$6,300	$(952)	$885	$0	$(67)
	Indonesia Government International Bond	1.000	06/20/2019	0.484		21,400	(719)	954	235	0
	Mexico Government International Bond	1.000	06/20/2022	1.194		5,900	(94)	61	0	(33)
	Russia Government International Bond	1.000	03/20/2019	0.449		26,600	(1,406)	1,569	163	0
	Russia Government International Bond	1.000	12/20/2020	1.003		46,910	(3,714)	3,452	0	(262)
	Russia Government International Bond	1.000	12/20/2021	1.361		21,600	(841)	366	0	(475)
	Russia Government International Bond	1.000	06/20/2024	2.002		37,800	(3,600)	915	0	(2,685)
	Russia Government International Bond	1.000	09/20/2024	2.032		11,600	(1,179)	307	0	(872)
BPS	Brazil Government International Bond	1.000	03/20/2019	0.876		11,500	(372)	389	17	0
	Colombia Government International Bond	1.000	06/20/2022	1.274		4,150	(62)	(6)	0	(68)
	Mexico Government International Bond	1.000	06/20/2022	1.194		67,500	(1,075)	692	0	(383)
	Petrobras Global Finance BV	1.000	06/20/2018	0.779		2,800	(405)	411	6	0
	Petrobras Global Finance BV	1.000	06/20/2019	1.247		16,500	(1,057)	957	0	(100)
	Petrobras Global Finance BV	1.000	12/20/2019	1.628		37,644	(3,641)	2,981	0	(660)
	Petrobras Global Finance BV	1.000	03/20/2020	1.766		14,000	(2,243)	1,920	0	(323)
	Petrobras Global Finance BV	1.000	09/20/2020	2.094		4,200	(584)	427	0	(157)
	Petrobras Global Finance BV	1.000	06/20/2021	2.562		3,500	(980)	761	0	(219)
	Petrobras Global Finance BV	1.000	12/20/2021	2.866		1,100	(169)	79	0	(90)
BRC	Colombia Government International Bond	1.000	03/20/2019	0.444		12,900	(74)	189	115	0
	Colombia Government International Bond	1.000	06/20/2022	1.274		27,550	(417)	(36)	0	(453)
	Petrobras Global Finance BV	1.000	06/20/2019	1.247		10,100	(632)	571	0	(61)
	Petrobras Global Finance BV	1.000	12/20/2019	1.628		34,913	(5,148)	4,536	0	(612)
	Petrobras Global Finance BV	1.000	06/20/2021	2.562		27,700	(7,297)	5,566	0	(1,731)
	Petroleos Mexicanos	1.000	12/20/2021	1.992		10,700	(970)	546	0	(424)
	Russia Government International Bond	1.000	03/20/2019	0.449		2,400	(138)	153	15	0
	Russia Government International Bond	1.000	06/20/2019	0.482		24,800	(1,538)	1,692	154	0
	Russia Government International Bond	1.000	12/20/2020	1.003		63,750	(5,055)	4,698	0	(357)
	Russia Government International Bond	1.000	12/20/2021	1.361		25,000	(923)	374	0	(549)
	Russia Government International Bond	1.000	06/20/2022	1.516		76,300	(2,673)	286	0	(2,387)
	Russia Government International Bond	1.000	06/20/2024	2.002		37,400	(4,441)	1,784	0	(2,657)
	Russia Government International Bond	1.000	09/20/2024	2.032		19,860	(2,139)	646	0	(1,493)
	South Africa Government International Bond	1.000	06/20/2021	1.525		77,200	(4,906)	3,204	0	(1,702)
	South Africa Government International Bond	1.000	12/20/2021	1.726		15,400	(1,086)	572	0	(514)
	Springleaf Finance Corp.	5.000	09/20/2021	3.039		4,400	329	99	428	0
CBK	Deutsche Bank AG	1.000	12/20/2017	0.567	EUR	3,900	(351)	364	13	0
	Indonesia Government International Bond	1.000	03/20/2019	0.450		$12,900	(564)	695	131	0
	Petrobras Global Finance BV	1.000	12/20/2019	1.628		7,200	(786)	660	0	(126)
	Royal Bank of Scotland PLC	1.000	12/20/2018	0.542	EUR	2,700	(66)	98	32	0
	Russia Government International Bond	1.000	03/20/2019	0.449		$49,313	(2,734)	3,036	302	0
	Russia Government International Bond	1.000	06/20/2019	0.482		138,700	(8,809)	9,672	863	0
	Russia Government International Bond	1.000	12/20/2020	1.003		18,390	(1,472)	1,369	0	(103)
	Russia Government International Bond	1.000	06/20/2024	2.002		30,700	(3,329)	1,148	0	(2,181)
	Russia Government International Bond	1.000	09/20/2024	2.032		26,300	(2,281)	304	0	(1,977)
	Saudi Arabia Government International Bond	1.000	06/20/2022	0.905		300	1	(3)	0	(2)
	Shire Acquisitions Investments Ireland DAC	1.000	12/20/2021	1.227	EUR	18,200	(676)	476	0	(200)
DUB	Brazil Government International Bond	1.000	09/20/2018	0.689		$15,400	(653)	704	51	0
	Colombia Government International Bond	1.000	06/20/2019	0.464		17,000	17	148	165	0
	Indonesia Government International Bond	1.000	06/20/2019	0.484		13,800	(351)	502	151	0
	Petroleos Mexicanos	1.000	12/20/2021	1.992		3,000	(283)	164	0	(119)
	South Africa Government International Bond	1.000	12/20/2021	1.726		19,100	(1,327)	690	0	(637)
GST	Brazil Government International Bond	1.000	09/20/2018	0.689		30,800	(1,313)	1,415	102	0
	Brazil Government International Bond	1.000	03/20/2019	0.876		34,500	(1,171)	1,221	50	0
	Colombia Government International Bond	1.000	03/20/2019	0.444		12,900	(74)	189	115	0
	Colombia Government International Bond	1.000	06/20/2022	1.274		9,100	(130)	(19)	0	(149)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	1.198		7,300	(1,106)	1,028	0	(78)
	Mexico Government International Bond	1.000	06/20/2022	1.194		33,800	(538)	346	0	(192)
	Petrobras Global Finance BV	1.000	12/20/2019	1.628		21,950	(2,327)	1,942	0	(385)
	Petrobras Global Finance BV	1.000	03/20/2020	1.766		900	(134)	113	0	(21)
	Petrobras Global Finance BV	1.000	09/20/2020	2.094		9,600	(1,402)	1,043	0	(359)
	Petrobras Global Finance BV	1.000	06/20/2021	2.562		30,407	(8,279)	6,379	0	(1,900)
	Petrobras Global Finance BV	1.000	12/20/2021	2.866		21,800	(3,761)	1,974	0	(1,787)
	Petroleos Mexicanos	1.000	12/20/2021	1.992		1,900	(176)	101	0	(75)
	Russia Government International Bond	1.000	09/20/2018	0.347		19,000	(779)	891	112	0
	Russia Government International Bond	1.000	03/20/2019	0.449		42,400	(1,409)	1,669	260	0
	Russia Government International Bond	1.000	06/20/2019	0.482		9,700	(600)	660	60	0
	Russia Government International Bond	1.000	03/20/2020	0.730		3,100	(577)	585	8	0
	Russia Government International Bond	1.000	06/20/2020	0.785		2,700	(368)	372	4	0
	Russia Government International Bond	1.000	12/20/2020	1.003		10,800	(821)	761	0	(60)
	Russia Government International Bond	1.000	06/20/2024	2.002		8,400	(950)	353	0	(597)
	South Africa Government International Bond	1.000	06/20/2021	1.525		9,400	(601)	394	0	(207)
	South Africa Government International Bond	1.000	12/20/2021	1.726		62,300	(4,361)	2,282	0	(2,079)
	Springleaf Finance Corp.	5.000	12/20/2019	1.944		4,100	332	12	344	0
	Springleaf Finance Corp.	5.000	06/20/2022	3.501		3,100	267	16	283	0
HUS	Brazil Government International Bond	1.000	09/20/2018	0.689		11,500	(490)	528	38	0
	Colombia Government International Bond	1.000	03/20/2019	0.444		12,900	(62)	177	115	0
	Colombia Government International Bond	1.000	06/20/2022	1.274		57,150	(893)	(46)	0	(939)
	Indonesia Government International Bond	1.000	03/20/2019	0.450		25,800	(1,059)	1,322	263	0
	Indonesia Government International Bond	1.000	06/20/2019	0.484		5,200	(161)	218	57	0
	Mexico Government International Bond	1.000	06/20/2022	1.194		8,500	(135)	87	0	(48)
	Petrobras Global Finance BV	1.000	12/20/2019	1.628		79,102	(7,962)	6,576	0	(1,386)
	Petrobras Global Finance BV	1.000	03/20/2020	1.766		10,600	(1,795)	1,550	0	(245)
	Petrobras Global Finance BV	1.000	09/20/2020	2.094		3,140	(445)	327	0	(118)
	Petrobras Global Finance BV	1.000	06/20/2021	2.562		13,900	(4,157)	3,289	0	(868)
	Petroleos Mexicanos	1.000	12/20/2021	1.992		6,600	(605)	344	0	(261)
	Russia Government International Bond	1.000	09/20/2018	0.347		34,500	(1,400)	1,604	204	0
	Russia Government International Bond	1.000	03/20/2019	0.449		38,300	(1,615)	1,849	234	0
	Russia Government International Bond	1.000	06/20/2019	0.482		40,240	(2,226)	2,476	250	0
	Russia Government International Bond	1.000	12/20/2020	1.003		26,370	(2,048)	1,901	0	(147)
	Russia Government International Bond	1.000	06/20/2024	2.002		18,340	(1,888)	585	0	(1,303)
	Russia Government International Bond	1.000	09/20/2024	2.032		14,861	(2,032)	915	0	(1,117)
	South Africa Government International Bond	1.000	06/20/2021	1.525		26,700	(1,655)	1,066	0	(589)

JPM	Brazil Government International Bond	1.000	09/20/2018	0.689		19,300	(823)	887	64	0
	Brazil Government International Bond	1.000	03/20/2019	0.876		13,500	(602)	622	20	0
	Colombia Government International Bond	1.000	03/20/2019	0.444		12,900	(56)	171	115	0
	Indonesia Government International Bond	1.000	03/20/2019	0.450		12,900	(564)	695	131	0
	Indonesia Government International Bond	1.000	06/20/2019	0.484		22,200	(766)	1,010	244	0
	Petrobras Global Finance BV	1.000	12/20/2019	1.628		13,418	(1,236)	1,001	0	(235)
	Petrobras Global Finance BV	1.000	12/20/2021	2.866		7,400	(1,201)	594	0	(607)
	Russia Government International Bond	1.000	09/20/2018	0.347		42,700	(1,761)	2,014	253	0
	Russia Government International Bond	1.000	03/20/2019	0.449		27,300	(824)	991	167	0
	Russia Government International Bond	1.000	06/20/2019	0.482		31,700	(2,220)	2,417	197	0
	Russia Government International Bond	1.000	09/20/2020	0.903		34,600	(3,812)	3,737	0	(75)
	Russia Government International Bond	1.000	12/20/2020	1.003		37,800	(4,481)	4,270	0	(211)
	Russia Government International Bond	1.000	12/20/2021	1.361		34,400	(1,340)	584	0	(756)
	Russia Government International Bond	1.000	06/20/2024	2.002		9,200	(845)	191	0	(654)
	South Africa Government International Bond	1.000	12/20/2021	1.726		11,600	(819)	432	0	(387)
MYC	Banco Espirito Santo S.A.	5.000	12/20/2021	11.626	EUR	1,200	(331)	18	0	(313)
	Petrobras Global Finance BV	1.000	12/20/2019	1.628		$50,100	(4,637)	3,759	0	(878)
	Pioneer Natural Resources Co.	1.000	12/20/2020	0.460		1,400	(150)	174	24	0
	Russia Government International Bond	1.000	03/20/2019	0.449		5,000	(289)	320	31	0
	Russia Government International Bond	1.000	12/20/2020	1.003		9,100	(1,126)	1,075	0	(51)
	South Africa Government International Bond	1.000	12/20/2021	1.726		7,600	(534)	280	0	(254)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2022	0.905		26,500	107	(306)	0	(199)
	South Africa Government International Bond	1.000	06/20/2021	1.525		9,700	(597)	383	0	(214)
	South Africa Government International Bond	1.000	12/20/2021	1.726		39,700	(2,847)	1,522	0	(1,325)
UAG	South Africa Government International Bond	1.000	12/20/2021	1.726		800	(59)	32	0	(27)

							$(176,584)	$137,395	$6,586	$(45,775)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	$44,296	$(24,861)	$20,602	$0	$(4,259)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	5,388	(3,065)	1,359	0	(1,706)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	1,138	(21)	20	0	(1)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	187,157	(5,258)	5,585	327	0
	CMBX.NA.AS.6 Index	1.000	05/11/2063	8,000	(19)	85	66	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	12,888	(3,042)	1,948	0	(1,094)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	13,930	(7,870)	6,531	0	(1,339)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	12,391	(440)	462	22	0
	CMBX.NA.AS.6 Index	1.000	05/11/2063	18,400	(592)	743	151	0
	PrimeX.ARM.2-AAA Index	4.580	12/25/2037	5,288	212	(145)	67	0
CBK	ABX.HE.AA.6-1 Index	0.320	07/25/2045	21,305	(10,386)	7,224	0	(3,162)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	106,978	(60,213)	49,927	0	(10,286)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	1,707	(42)	40	0	(2)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	49,565	(2,087)	2,174	87	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	50,000	(1,820)	1,505	0	(315)
DUB	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	19,501	(10,969)	9,094	0	(1,875)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	17,982	(10,229)	4,535	0	(5,694)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	4,732	(136)	130	0	(6)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	157,616	(4,283)	4,558	275	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	192,300	(8,719)	8,641	0	(78)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	595,300	(38,483)	34,734	0	(3,749)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	10,000	(1,005)	869	0	(136)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	10,000	(208)	290	82	0
FBF	ABX.HE.AA.6-2 Index	0.170	05/25/2046	28,478	(25,312)	15,207	0	(10,105)
	ABX.HE.AA.7-1 Index	0.150	08/25/2037	550	(436)	271	0	(165)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	179,969	(101,176)	83,872	0	(17,304)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	105,064	(59,763)	26,492	0	(33,271)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	3,461	(135)	131	0	(4)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	285,989	(9,291)	9,790	499	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	319,100	(10,824)	10,694	0	(130)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	168,800	(8,696)	7,633	0	(1,063)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	70,000	(1,616)	666	0	(950)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	20,000	(415)	579	164	0
GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	19,190	(4,335)	2,706	0	(1,629)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	67,558	(28,063)	21,567	0	(6,496)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	5,388	(1,875)	169	0	(1,706)
	CMBX.NA.AAA.10 Index	0.500	11/17/2059	164,950	(3,618)	(128)	0	(3,746)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	1,434	(3)	1	0	(2)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	203,023	(7,365)	7,720	355	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	116,600	(4,228)	4,180	0	(48)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	204,900	(12,994)	11,704	0	(1,290)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	253,100	(12,982)	9,546	0	(3,436)
	CMBX.NA.AS.9 Index	1.000	09/17/2058	25,000	(1,882)	1,737	0	(145)
JPM	ABX.HE.AA.6-2 Index	0.170	05/25/2046	956	(402)	63	0	(339)
	ABX.HE.AA.7-1 Index	0.150	08/25/2037	150	(91)	46	0	(45)
	ABX.HE.AA.7-2 Index	1.920	01/25/2038	150	(84)	(24)	0	(108)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	13,929	(7,818)	6,479	0	(1,339)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	783	(31)	30	0	(1)
JPS	CMBX.NA.AAA.7 Index	0.500	01/17/2047	100,600	(4,532)	4,491	0	(41)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	588,800	(35,350)	31,642	0	(3,708)
MEI	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	15,140	(3,013)	1,728	0	(1,285)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	8,084	(327)	341	14	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	48,800	(2,567)	2,547	0	(20)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	145,500	(9,443)	8,527	0	(916)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	158,400	(12,402)	10,252	0	(2,150)
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	148,718	(19,664)	7,041	0	(12,623)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	22,287	(12,509)	10,366	0	(2,143)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	13,470	(7,662)	3,396	0	(4,266)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	4,460	(112)	107	0	(5)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	175,460	(4,832)	5,138	306	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	127,000	(4,348)	4,296	0	(52)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	64,900	(4,510)	4,101	0	(409)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	9,000	(895)	773	0	(122)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	18,700	(682)	835	153	0
SAL	CMBX.NA.AAA.10 Index	0.500	11/17/2059	32,100	(699)	(30)	0	(729)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	41,200	(2,256)	1,997	0	(259)
UAG	CMBX.NA.AAA.6 Index	0.500	05/11/2063	57,000	(2,086)	2,186	100	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	18,400	(820)	812	0	(8)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	52,000	(3,102)	2,774	0	(328)

					$(628,782)	$485,362	$2,668	$(146,088)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month USD-LIBOR	2.500%	07/10/2022		$2,500,000	$6,850	$17,371	$24,221	$0
BRC	Pay	6-Month AUD-BBR-BBSW	5.250	12/15/2021	AUD	97,200	(138)	9,317	9,179	0
CBK	Pay	3-Month USD-LIBOR	2.450	07/19/2022		$1,500,000	3,000	11,135	14,135	0
DUB	Pay	3-Month USD-LIBOR	2.370	08/09/2022		1,893,000	568	16,180	16,748	0
GLM	Pay	3-Month USD-LIBOR	2.500	07/10/2022		2,500,000	5,850	18,371	24,221	0
	Pay	3-Month USD-LIBOR	2.500	07/12/2022		2,000,000	5,250	14,124	19,374	0
	Pay	6-Month AUD-BBR-BBSW	5.250	12/15/2021	AUD	145,800	(205)	13,973	13,768	0
	Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	325,000	(206)	107	0	(99)
MYC	Pay	3-Month USD-LIBOR	2.280	07/12/2022		$8,000,000	4,050	18,917	22,967	0
	Pay	3-Month USD-LIBOR	2.300	08/03/2022		5,000,000	5,284	18,044	23,328	0
	Pay	3-Month USD-LIBOR	2.370	08/09/2022		1,891,000	1,708	15,022	16,730	0
	Pay	3-Month USD-LIBOR	2.300	08/10/2022		5,000,000	6,353	16,406	22,759	0
	Pay	3-Month USD-LIBOR	2.080	09/07/2022		5,000,000	(600)	(3,244)	0	(3,844)
	Pay	3-Month USD-LIBOR	2.070	09/12/2022		5,000,000	(2,400)	(3,418)	0	(5,818)
	Pay	3-Month USD-LIBOR	2.100	09/14/2022		5,000,000	1,300	(5,179)	0	(3,879)
UAG	Pay	6-Month AUD-BBR-BBSW	5.000	06/15/2022	AUD	128,000	(102)	11,999	11,897	0

							$36,562	$169,125	$219,327	$(13,640)

Total Swap Agreements							$(768,779)	$791,827	$228,581	$(205,533)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(p)	Securities with an aggregate market value of $286,232 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,081,389	$54,962	$3,136,351
Corporate Bonds & Notes
Banking & Finance	0	11,103,374	14,364	11,117,738
Industrials	0	3,468,768	85,862	3,554,630
Utilities	0	2,531,894	3,366	2,535,260
Convertible Bonds & Notes
Banking & Finance	0	34,000	0	34,000
Municipal Bonds & Notes
California	0	6,833	0	6,833
Illinois	0	145,795	0	145,795
Iowa	0	130	0	130
Missouri	0	0	51,149	51,149
New York	0	1,401	0	1,401
Texas	0	371	0	371
U.S. Government Agencies	0	11,806,733	0	11,806,733
U.S. Treasury Obligations	0	26,422,588	0	26,422,588
Non-Agency Mortgage-Backed Securities	0	13,175,989	2,337,037	15,513,026
Asset-Backed Securities	0	18,895,857	1,364,504	20,260,361
Sovereign Issues	0	8,335,167	0	8,335,167
Common Stocks
Financials	0	0	1,752	1,752
Health Care	0	150	0	150
Warrants
Industrials	0	0	321	321
Information Technology	0	0	6	6
Utilities	53	0	0	53
Convertible Preferred Securities
Banking & Finance	0	1,049	0	1,049
Preferred Securities
Banking & Finance	0	16,466	0	16,466
Industrials	0	0	12,364	12,364
Short-Term Instruments
Certificates of Deposit	0	1,082,605	0	1,082,605
Repurchase Agreements	0	4,739	0	4,739
Argentina Treasury Bills	0	417,717	0	417,717
Mexico Treasury Bills	0	849,226	0	849,226
U.S. Treasury Bills	0	58,415	0	58,415
	$53	$101,440,656	$3,925,687	$105,366,396

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$233,314	$0	$0	$233,314

Total Investments	$233,367	$101,440,656	$3,925,687	$105,599,710

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(5,534,161)	0	(5,534,161)
U.S. Treasury Obligations	0	(4,736)	0	(4,736)
	$0	$(5,538,897)	$0	$(5,538,897)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	120,882	0	120,882
Over the counter	0	623,723	67	623,790
	$0	$744,605	$67	$744,672

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(850)	(100,774)	0	(101,624)
Over the counter	0	(664,098)	(219)	(664,317)

	$(850)	$(764,872)	$(219)	$(765,941)

Total Financial Derivative Instruments	$(850)	$(20,267)	$(152)	$(21,269)

Totals	$232,517	$95,881,492	$3,925,535	$100,039,544

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$166,622	$10,318	$(106,127)	$56	$75	$(483)	$0	$(15,499)	$54,962	$228
Corporate Bonds & Notes
Banking & Finance	1,345,042	14,600	(1,355,556)	0	0	10,278	0	0	14,364	(236)
Industrials	88,498	0	(609)	(2)	(30)	188	0	(2,183)	85,862	128
Utilities	7,029	0	0	0	0	(3,663)	0	0	3,366	(3,663)
Municipal Bonds & Notes
Missouri	56,390	0	(5,700)	80	336	43	0	0	51,149	35
Non-Agency Mortgage-Backed Securities	648,464	1,733,346	(3,396)	(375)	451	(41,453)	0	0	2,337,037	(13,031)
Asset-Backed Securities	165,215	1,277,775	(21,803)	161	151	50,380	0	(107,375)	1,364,504	50,361
Common Stocks
Financials	1,728	0	0	0	0	24	0	0	1,752	24
Warrants
Industrials	0	0	0	0	0	321	0	0	321	321
Information Technology	6	0	0	0	0	0	0	0	6	0
Preferred Securities
Industrials	0	12,675	0	0	0	(311)	0	0	12,364	(311)

	$2,478,994	$3,048,714	$(1,493,191)	$(80)	$983	$15,324	$0	$(125,057)	$3,925,687	$33,856
Financial Derivative Instruments - Assets
Over the counter	$77	$135	$0	$0	$0	$(145)	$0	$0	$67	$(145)

Financial Derivative Instruments - Liabilities
Over the counter	$(202)	$0	$(474)	$0	$0	$457	$0	$0	$(219)	$457

Totals	$2,478,869	$3,048,849	$(1,493,665)	$(80)	$983	$15,636	$0	$(125,057)	$3,925,535	$34,168

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,815	Other Valuation Techniques (3)	—	—
	40,020	Proxy Pricing	Base Price	100.500 - 102.000
	13,127	Third Party Vendor	Broker Quote	97.938 - 100.563
Corporate Bonds & Notes
Banking & Finance	14,364	Proxy Pricing	Base Price	100.000
Industrials	85,862	Proxy Pricing	Base Price	100.000 - 101.750
Utilities	3,366	Other Valuation Techniques (3)	—	—
Municipal Bonds & Notes
Missouri	51,149	Proxy Pricing	Base Price	94.000 - 94.500
Non-Agency Mortgage-Backed Securities	2,224,756	Proxy Pricing	Base Price	89.800 - 105.910
	112,281	Third Party Vendor	Broker Quote	86.442 - 86.500
Asset-Backed Securities	1,312,420	Proxy Pricing	Base Price	0.000 - 99.757
	52,084	Third Party Vendor	Broker Quote	99.969
Common Stocks
Financials	1,752	Other Valuation Techniques (3)	—	—
Warrants
Industrials	321	Other Valuation Techniques (3)	—	—
Information Technology	6	Other Valuation Techniques (3)	—	—
Preferred Securities
Industrials	12,364	Other Valuation Techniques (3)	—	—
Financial Derivative Instruments - Assets
Over the counter	67	Other Valuation Techniques	—	—
Financial Derivative Instruments - Liabilities
Over the counter	(219)	Indicative Market Quotation	Broker Quote	(0.998) - 0.012

Total	$3,925,535

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.1%
CORPORATE BONDS & NOTES 9.8%
BANKING & FINANCE 6.8%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$103
4.625% due 10/30/2020		300	319
Ally Financial, Inc.
3.250% due 09/29/2017		3,500	3,512
6.250% due 12/01/2017		100	102
Bank of America Corp.
4.382% due 10/21/2025	MXN	65,000	4,334
6.400% due 08/28/2017		$1,000	1,007
Bank of America N.A.
1.750% due 06/05/2018		1,400	1,402
Barclays Bank PLC
7.625% due 11/21/2022		2,100	2,406
BRFkredit A/S
2.000% due 10/01/2017	DKK	5,100	788
2.500% due 10/01/2047		1,048	164
4.000% due 01/01/2018		2,700	424
Corp. Andina de Fomento
3.950% due 10/15/2021 (f)	MXN	7,477	409
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	624
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (g)		1,500	1,566
Deutsche Bank AG
4.250% due 10/14/2021		4,400	4,612
6.000% due 09/01/2017		330	332
Ford Motor Credit Co. LLC
1.739% due 09/08/2017		3,000	3,001
6.625% due 08/15/2017		1,600	1,609
Goldman Sachs Group, Inc.
2.446% due 09/15/2020		3,300	3,358
ING Bank NV
2.625% due 12/05/2022		1,200	1,211
International Lease Finance Corp.
5.875% due 04/01/2019		100	106
6.250% due 05/15/2019		400	429
8.250% due 12/15/2020		100	118
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,400	2,944
Lloyds Banking Group PLC
7.000% due 06/27/2019 (g)	GBP	6,500	8,802
MetLife, Inc.
6.817% due 08/15/2018		$100	106
Navient Corp.
5.500% due 01/15/2019		1,100	1,148
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	3,900	602
2.000% due 10/01/2017		7,800	1,205
2.000% due 01/01/2018		200	31
2.500% due 10/01/2047		1,692	265
Novo Banco S.A.
5.000% due 04/23/2019	EUR	50	47
Nykredit Realkredit A/S
1.000% due 07/01/2017	DKK	3,100	476
1.000% due 10/01/2017		14,900	2,300
2.000% due 10/01/2017		6,200	958
2.000% due 04/01/2018		7,700	1,205
2.500% due 10/01/2047		6,824	1,064
Realkredit Danmark A/S
1.000% due 01/01/2018		3,700	573
1.000% due 04/01/2018		10,600	1,646
2.000% due 01/01/2018		4,300	668
2.500% due 10/01/2047		5,762	900
Synchrony Financial
2.580% due 11/09/2017		$300	301
Toronto-Dominion Bank
2.250% due 03/15/2021		1,800	1,799
UBS Group Funding Switzerland AG
2.938% due 04/14/2021		10,400	10,775

Volkswagen Bank GmbH
0.081% due 11/27/2017	EUR	700	799

			70,550

INDUSTRIALS 1.6%
Altice Luxembourg S.A.
7.250% due 05/15/2022		5,500	6,668
Celgene Corp.
2.300% due 08/15/2018		$200	201
Dell International LLC
3.480% due 06/01/2019		200	205
eBay, Inc.
2.750% due 01/30/2023		700	694
General Motors Co.
3.500% due 10/02/2018		3,000	3,054
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	339
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		$200	205
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	105
Ryder System, Inc.
2.450% due 09/03/2019		100	101
SFR Group S.A.
6.000% due 05/15/2022		2,600	2,724
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		200	215
Time Warner Cable LLC
8.250% due 04/01/2019		100	110
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		300	301
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		2,000	2,004

			16,926

UTILITIES 1.4%
AT&T, Inc.
1.808% due 01/15/2020		1,000	1,006
2.023% due 07/15/2021		5,800	5,863
Nevada Power Co.
6.500% due 08/01/2018		600	631
Petrobras Global Finance BV
6.125% due 01/17/2022		1,900	1,966
7.250% due 03/17/2044		5,100	5,034

			14,500

Total Corporate Bonds & Notes (Cost $102,622)			101,976

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		170	167

Total Municipal Bonds & Notes (Cost $133)			167

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
4.112% due 02/25/2018 (a)		2,727	3
Fannie Mae, TBA
3.500% due 08/01/2032		4,000	4,158

Total U.S. Government Agencies (Cost $4,330)			4,161

U.S. TREASURY OBLIGATIONS 69.4%
U.S. Treasury Bonds
3.000% due 05/15/2045 (o)†		320	330
3.000% due 02/15/2047 (j)		2,390	2,470
3.000% due 05/15/2047 (j)		8,570	8,862
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2018 †		46,069	45,920
0.125% due 04/15/2019		5,322	5,327
0.125% due 04/15/2020 (m)		24,925	24,970
0.125% due 04/15/2021 (j)		46,191	46,135
0.125% due 04/15/2022 (j)		11,664	11,611
0.125% due 07/15/2022 (j)		28,514	28,490
0.125% due 01/15/2023 (j)		17,056	16,907
0.125% due 07/15/2024		3,944	3,876
0.125% due 07/15/2026 (j)		40,684	39,259
0.125% due 07/15/2026 (o)†		61	59
0.250% due 01/15/2025 (j)		24,943	24,508

0.375% due 07/15/2023 (j)		33,677	33,910
0.375% due 07/15/2025 †		24,706	24,529
0.375% due 01/15/2027 (j)		29,205	28,696
0.625% due 07/15/2021 (m)(o)†		4,340	4,450
0.625% due 01/15/2024		16,579	16,821
0.625% due 01/15/2026 (j)		36,122	36,367
0.625% due 02/15/2043		2,872	2,647
0.750% due 02/15/2042 (o)		281	268
0.750% due 02/15/2045		4,372	4,108
0.875% due 02/15/2047		8,134	7,902
1.000% due 02/15/2046 (j)		18,917	18,922
1.250% due 07/15/2020 (m)		4,440	4,629
1.375% due 01/15/2020 (j)(m)		37,543	38,931
1.375% due 02/15/2044 (j)(o)		14,133	15,396
1.375% due 02/15/2044 (o)†		556	606
1.625% due 01/15/2018 (o)		467	469
1.625% due 01/15/2018 (m)†		31,690	31,845
1.750% due 01/15/2028 (o)		93	104
2.000% due 01/15/2026 (o)		542	608
2.125% due 02/15/2040		1,052	1,310
2.125% due 02/15/2041		3,450	4,317
2.375% due 01/15/2025 (j)(o)		88,758	101,148
2.375% due 01/15/2027		946	1,103
2.500% due 01/15/2029 (j)		54,829	65,978
2.500% due 01/15/2029 (o)†		5,524	6,647
3.625% due 04/15/2028 (o)		242	316
3.875% due 04/15/2029 (o)		550	748
U.S. Treasury Notes
2.750% due 02/15/2024 (j)		7,700	8,010

Total U.S. Treasury Obligations (Cost $717,049)			719,509

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Alliance Bancorp Trust
1.456% due 07/25/2037		1,032	871
Banc of America Alternative Loan Trust
1.866% due 12/25/2035 ^		1,121	902
Banc of America Mortgage Trust
3.282% due 08/25/2035 ^		240	221
3.403% due 11/25/2035 ^		250	234
3.778% due 06/25/2035		294	279
BCAP LLC Trust
3.207% due 04/26/2036		876	710
Bear Stearns Adjustable Rate Mortgage Trust
3.581% due 03/25/2035		59	58
3.621% due 07/25/2036 ^		472	448
Countrywide Alternative Loan Trust
1.326% due 06/25/2046		412	384
1.407% due 12/20/2046 ^		344	280
3.035% due 10/25/2035 ^		65	54
5.500% due 11/25/2035		97	93
5.500% due 01/25/2036		477	406
6.000% due 08/25/2036 ^		176	156
6.000% due 04/25/2037		523	457
6.250% due 11/25/2036 ^		151	135
Countrywide Home Loan Mortgage Pass-Through Trust
1.796% due 04/25/2035		486	462
3.074% due 04/20/2035		35	35
6.000% due 05/25/2037 ^		667	558
Deutsche ALT-A Securities, Inc.
1.516% due 04/25/2037		925	584
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		459	387
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		97	80
Grifonas Finance PLC
0.042% due 08/28/2039	EUR	519	509
GSR Mortgage Loan Trust
3.109% due 09/25/2035		$44	44
6.000% due 11/25/2035 ^		540	436
IndyMac Mortgage Loan Trust
1.396% due 07/25/2047		928	641
JPMorgan Mortgage Trust
3.478% due 06/25/2035		19	19
Lehman Mortgage Trust
5.285% due 01/25/2036 ^		695	653
Marche Mutui SRL
0.062% due 02/25/2055	EUR	11	12
1.921% due 01/27/2064		178	204
MASTR Alternative Loan Trust
1.616% due 03/25/2036		$464	105

Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		187	187
Morgan Stanley Mortgage Loan Trust
3.085% due 06/25/2036		208	210
New York Mortgage Trust
3.583% due 05/25/2036 ^		301	288
Residential Asset Securitization Trust
1.616% due 05/25/2035		735	600
1.616% due 01/25/2046 ^		1,309	630
6.250% due 11/25/2036		214	153
Structured Asset Mortgage Investments Trust
1.426% due 05/25/2036		615	486
1.436% due 05/25/2036		772	681
1.496% due 02/25/2036 ^		841	773
WaMu Mortgage Pass-Through Certificates Trust
2.708% due 11/25/2036 ^		745	713
2.787% due 10/25/2035		2,268	2,275
2.845% due 09/25/2033		22	22
3.141% due 02/25/2037 ^		109	104
Wells Fargo Mortgage-Backed Securities Trust
2.878% due 12/25/2033		53	54
3.010% due 11/25/2034		132	133
3.194% due 04/25/2036 ^		554	558
3.264% due 10/25/2035		105	105

Total Non-Agency Mortgage-Backed Securities (Cost $18,013)			18,389

ASSET-BACKED SECURITIES 4.7%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.159% due 08/15/2033		140	140
Atlas Senior Loan Fund Ltd.
2.400% due 01/30/2024		608	609
CELF Low Levered Partners PLC
0.000% due 03/04/2024	EUR	71	81
CIT Mortgage Loan Trust
2.566% due 10/25/2037		$712	708
Citigroup Mortgage Loan Trust, Inc.
1.296% due 01/25/2037		398	257
1.546% due 10/25/2036		2,300	1,941
Countrywide Asset-Backed Certificates
1.446% due 05/25/2037		1,100	777
1.466% due 03/25/2037		2,200	2,002
4.741% due 04/25/2036		95	88
Countrywide Asset-Backed Certificates Trust
1.856% due 10/25/2035		3,200	3,180
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		665	343
CVP Cascade CLO Ltd.
2.308% due 01/16/2026		900	900
Finn Square CLO Ltd.
2.506% due 12/24/2023		268	268
First Franklin Mortgage Loan Trust
1.686% due 11/25/2036		2,600	2,289
Fremont Home Loan Trust
1.351% due 10/25/2036		363	330
1.366% due 10/25/2036		5,751	2,969
1.456% due 10/25/2036		3,161	1,658
GSAMP Trust
1.376% due 05/25/2046		186	181
IndyMac Mortgage Loan Trust
1.286% due 07/25/2036		1,036	487
Jubilee CDO BV
0.000% due 07/30/2024	EUR	282	322
0.139% due 09/20/2022		718	821
Lehman XS Trust
1.376% due 05/25/2036		$1,801	1,761
4.755% due 06/25/2036		907	902
Long Beach Mortgage Loan Trust
1.516% due 01/25/2036		2,300	1,732
MASTR Asset-Backed Securities Trust
1.456% due 06/25/2036		332	192
1.596% due 01/25/2036		5,000	4,329
Morgan Stanley ABS Capital, Inc. Trust
1.286% due 10/25/2036		185	102
1.326% due 10/25/2036		26	15
1.346% due 10/25/2036		1,628	1,333
1.366% due 06/25/2036		2,088	1,427
Morgan Stanley Mortgage Loan Trust
1.446% due 02/25/2037		261	139
5.726% due 10/25/2036 ^		288	147
Navient Student Loan Trust
2.366% due 03/25/2066		1,682	1,702

NovaStar Mortgage Funding Trust
1.386% due 11/25/2036		210	99
OneMain Financial Issuance Trust
2.430% due 06/18/2024		336	336
2.470% due 09/18/2024		425	426
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.716% due 07/25/2035		181	182
Queen Street CLO BV
0.090% due 08/15/2024	EUR	303	346
Renaissance Home Equity Loan Trust
2.316% due 09/25/2037		$6,590	3,761
Residential Asset Securities Corp. Trust
1.456% due 08/25/2036		600	455
1.466% due 11/25/2036		4,393	2,923
Saxon Asset Securities Trust
4.034% due 06/25/2033		26	26
Securitized Asset-Backed Receivables LLC Trust
1.466% due 05/25/2036		1,122	677
Soundview Home Loan Trust
1.276% due 11/25/2036		157	65
1.496% due 05/25/2036		500	453
Structured Asset Investment Loan Trust
1.936% due 10/25/2035		4,300	3,755
Structured Asset Securities Corp. Mortgage Loan Trust
2.551% due 04/25/2035		46	44
VOLT LLC
3.500% due 03/25/2047		655	658

Total Asset-Backed Securities (Cost $45,952)			48,338

SOVEREIGN ISSUES 8.5%
Argentine Government International Bond
6.875% due 01/26/2027		400	415
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,100	1,305
4.900% due 09/15/2021		700	851
Autonomous Community of Valencia
4.900% due 03/17/2020		2,200	2,829
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (d)	BRL	8,600	2,537
0.000% due 01/01/2018 (d)		48,600	14,058
0.000% due 04/01/2018 (d)		2,800	794
0.000% due 07/01/2018 (d)		120,100	33,356
Czech Republic Government International Bond
1.200% due 07/23/2017	CZK	28,800	1,263
Mexico Government International Bond
4.750% due 06/14/2018	MXN	12,795	692
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	14,497	10,792
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	24,000	212
Spain Government International Bond
2.150% due 10/31/2025	EUR	5,900	7,213
United Kingdom Gilt
0.125% due 11/22/2056 (f)	GBP	307	753
0.125% due 11/22/2065 (f)		552	1,594
1.500% due 07/22/2047		80	95
3.250% due 01/22/2044		140	233
3.500% due 01/22/2045		5,415	9,472

Total Sovereign Issues (Cost $89,797)			88,464

	SHARES
COMMON STOCKS 1.5%
CONSUMER DISCRETIONARY 0.3%
Cabela’s, Inc. (b)		16,210	963
Hilton Grand Vacations, Inc. (b)		8,760	316
Hilton Worldwide Holdings, Inc.		29,201	1,806

			3,085

ENERGY 0.5%
Antero Midstream Partners LP		8,008	266
Enable Midstream Partners LP		15,910	254
Enbridge Energy Partners LP		6,988	112
Energy Transfer Partners LP		27,217	555
Enterprise Products Partners LP		19,235	521
Genesis Energy LP		4,095	130
Kinder Morgan, Inc.		12,214	234
MPLX LP		14,720	492

NGL Energy Partners LP	11,750	164
ONEOK Partners LP	9,345	477
Plains All American Pipeline LP	15,121	397
Tallgrass Energy Partners LP	6,489	325
Targa Resources Corp.	4,433	200
Western Gas Partners LP	2,196	123
Williams Partners LP	13,007	522

		4,772

FINANCIALS 0.1%
Fortress Investment Group LLC ‘A’	131,156	1,048

HEALTH CARE 0.3%
Akorn, Inc. (b)	31,733	1,064
Patheon NV (b)	30,606	1,068
VCA, Inc. (b)	11,801	1,089

		3,221

INFORMATION TECHNOLOGY 0.3%
Brocade Communications Systems, Inc.	84,910	1,071
Mobileye NV (b)	17,254	1,083
NXP Semiconductor NV (b)	10,084	1,104

		3,258

Total Common Stocks (Cost $15,236)		15,384

EXCHANGE-TRADED FUNDS 1.7%
Vanguard REIT ETF	216,330	18,005

Total Exchange-Traded Funds (Cost $16,974)		18,005

REAL ESTATE INVESTMENT TRUSTS 7.5%
REAL ESTATE 7.5%
Alexandria Real Estate Equities, Inc.	22,302	2,687
American Tower Corp.	21,118	2,794
AvalonBay Communities, Inc.	10,165	1,953
Boston Properties, Inc.	27,005	3,322
Colony Starwood Homes	16,343	561
Corporate Office Properties Trust	26,545	930
CubeSmart	33,481	805
DCT Industrial Trust, Inc.	19,546	1,045
DDR Corp.	79,411	720
Digital Realty Trust, Inc.	28,113	3,175
Douglas Emmett, Inc.	36,860	1,408
EastGroup Properties, Inc.	24,832	2,081
EPR Properties	30,031	2,158
Equinix, Inc.	8,593	3,688
Equity Residential	68,900	4,536
Essex Property Trust, Inc.	17,950	4,618
Federal Realty Investment Trust	18,627	2,354
GGP, Inc.	129,426	3,049
HCP, Inc.	68,231	2,181
Kilroy Realty Corp.	25,846	1,942
National Storage Affiliates Trust	24,775	573
Omega Healthcare Investors, Inc.	25,473	841
Paramount Group, Inc.	35,690	571
Park Hotels & Resorts, Inc.	19,357	522
Physicians Realty Trust	88,748	1,787
Prologis, Inc. (l)	70,760	4,149
Public Storage	9,726	2,028
QTS Realty Trust, Inc. ‘A’	17,696	926
Retail Properties of America, Inc. ‘A’	35,837	438
Rexford Industrial Realty, Inc.	35,393	971
Ryman Hospitality Properties, Inc.	24,331	1,558
Simon Property Group, Inc. (l)	38,597	6,244
SL Green Realty Corp.	16,280	1,722
Spirit Realty Capital, Inc.	103,204	765
Sun Communities, Inc.	40,642	3,564
Vornado Realty Trust	22,534	2,116
Welltower, Inc.	35,004	2,620

Total Real Estate Investment Trusts (Cost $73,896)		77,402

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.8%
CERTIFICATES OF DEPOSIT 2.5%
Barclays Bank PLC
1.949% due 11/06/2017		$2,500	2,506
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		3,200	3,205
Natixis S.A.
1.979% due 09/25/2017		3,600	3,605
Norinchukin Bank
1.871% due 10/11/2017		1,100	1,102
1.871% due 10/12/2017		4,100	4,108
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017		3,400	3,405
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		6,200	6,209
2.012% due 10/06/2017		1,500	1,503

			25,643

REPURCHASE AGREEMENTS (i) 19.2%			199,564

ARGENTINA TREASURY BILLS 0.9%
2.966% due 07/14/2017 - 12/15/2017 (c)(d)		9,300	9,233

MEXICO TREASURY BILLS 0.2%
6.840% due 08/17/2017 - 01/04/2018 (c)(d)	MXN	43,720	2,364

U.S. TREASURY BILLS 0.0%
0.921% due 08/31/2017 (d)(e)(o)†		$269	269

Total Short-Term Instruments (Cost $236,848)			237,073

Total Investments in Securities (Cost $1,320,850)			1,328,868

	SHARES
INVESTMENTS IN AFFILIATES 12.9%
MUTUAL FUNDS (h) 11.2%
PIMCO Emerging Markets Currency Fund		12,633,647	115,724

Total Mutual Funds (Cost $128,671)			115,724

SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III		1,815,165	17,945

Total Short-Term Instruments (Cost $17,945)			17,945

Total Investments in Affiliates (Cost $146,616)			133,669

Total Investments 141.0% (Cost $1,467,466)			$1,462,537
Financial Derivative Instruments (k)(n) 0.0% (Cost or Premiums, net $(1,066))			62
Other Assets and Liabilities, net (41.0)%			(425,340)

Net Assets 100.0%			$1,037,259

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.750%		06/30/2017	07/03/2017	$9,825	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(9,811)	$9,825	$9,826
DEU	1.400	†	06/30/2017	07/03/2017	62,800	U.S. Treasury Bonds 3.125% due 02/15/2043	(64,031)	62,800	62,807
MBC	1.280	†	06/29/2017	07/06/2017	50,000	U.S. Treasury Bonds 2.875% due 05/15/2043	(22,326)	50,000	50,007
						U.S. Treasury Notes 1.500% - 2.000% due 11/30/2019 - 08/15/2025	(29,175)
	1.400	†	06/30/2017	07/03/2017	72,700	U.S. Treasury Notes 1.750% due 12/31/2020	(74,823)	72,700	72,709
SSB	0.050	†	06/30/2017	07/03/2017	4,239	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(4,326)	4,239	4,239

Total Repurchase Agreements							$(204,492)	$199,564	$199,588

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	1.070%	06/13/2017	07/28/2017	$(1,105)	$(1,105)
BOS	1.000	04/07/2017	07/07/2017	(12,704)	(12,735)
	1.100	06/23/2017	07/03/2017	(10,426)	(10,429)
	1.100	07/03/2017	07/07/2017	(10,025)	(10,025)
	1.130	04/21/2017	10/23/2017	(26,740)	(26,801)
	1.140	05/16/2017	07/17/2017	(25,367)	(25,406)
	1.140	06/22/2017	07/17/2017	(14,657)	(14,663)
	1.200	06/07/2017	07/07/2017	(54,508)	(54,556)
	1.200	06/09/2017	07/07/2017	(2,115)	(2,117)
	1.200	06/14/2017	07/07/2017	(4,650)	(4,653)
	1.200	06/28/2017	07/07/2017	(13,179)	(13,181)
	1.300	06/08/2017	07/10/2017	(752)	(753)
BSN	0.980	04/04/2017	07/05/2017	(22,759)	(22,815)
	0.980	04/05/2017	07/06/2017	(15,159)	(15,195)
	1.010	04/18/2017	07/18/2017	(11,542)	(11,567)
	1.070	05/03/2017	07/28/2017	(35,394)	(35,458)
GRE	1.150	05/23/2017	07/05/2017	(95,762)	(95,888)
	1.150	06/26/2017	07/06/2017	(1,606)	(1,606)
	1.350	06/22/2017	07/06/2017	(7,931)	(7,934)
JPS	1.130	06/09/2017	07/10/2017	(2,480)	(2,481)

Total Reverse Repurchase Agreements					$(369,368)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.320%	06/19/2017	07/19/2017	$(4,436)	$(4,439)
BPG	1.250	06/08/2017	07/10/2017	(2,953)	(2,955)
	1.340	06/21/2017	07/21/2017	(33,443)	(33,458)
GSC	1.030	06/26/2017	07/03/2017	(9,443)	(9,445)
	1.150	06/13/2017	07/13/2017	(35,392)	(35,414)
UBS	1.200	06/07/2017	08/07/2017	(3,714)	(3,717)
	2.440	06/05/2017	09/05/2017	(4,450)	(4,455)

Total Sale-Buyback Transactions					$(93,883)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	4.000%	08/01/2047	$4,000	$(4,204)	$(4,197)

Total Short Sales (0.4)%				$(4,204)	$(4,197)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(377,460) at a weighted average interest rate of 1.002%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(51) of deferred price drop.

(j)	Securities with an aggregate market value of $470,498 and cash of $436 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYMEX Crude Calendar Spread August Futures †	$0.500	07/21/2017	31	$4	$0
Put - NYMEX Crude Calendar Spread December Futures †	0.500	11/17/2017	31	4	3
Put - NYMEX Crude Calendar Spread November Futures †	0.500	10/19/2017	31	3	2
Put - NYMEX Crude Calendar Spread October Futures †	0.500	09/19/2017	31	3	2
Put - NYMEX Crude Calendar Spread September Futures †	0.500	08/21/2017	31	3	1
Call - NYMEX Crude December Futures †	64.000	11/14/2018	184	636	256
Call - NYMEX Natural Gas April Futures †	3.100	03/26/2018	68	228	125
Call - NYMEX Natural Gas August Futures †	3.950	07/26/2017	9	13	0
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2018	68	228	136
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2018	68	228	224
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2018	68	228	343
Call - NYMEX Natural Gas January Futures †	3.100	12/26/2017	68	228	317
Call - NYMEX Natural Gas July Futures †	3.100	06/26/2018	68	228	128
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2018	68	228	115
Call - NYMEX Natural Gas March Futures †	0.500	02/23/2018	250	891	685
Call - NYMEX Natural Gas March Futures †	1.000	02/23/2018	250	624	460
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2018	68	228	348
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2018	68	228	107
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2018	68	228	171
Call - NYMEX Natural Gas October Futures †	3.950	09/26/2017	9	13	1
Call - NYMEX Natural Gas October Futures †	3.100	09/25/2018	68	228	148
Call - NYMEX Natural Gas September Futures †	3.950	08/28/2017	9	13	1
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2018	68	228	136
Call - NYMEX WTI Crude December Futures †	66.000	12/29/2017	19	32	3
Call - NYMEX WTI Crude November Futures †	66.000	11/30/2017	19	32	2
Call - NYMEX WTI Crude October Futures †	66.000	10/31/2017	19	32	1
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	93	65	4

				$5,104	$3,719

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.000	08/25/2017	431	$4	$1
Call - CBOT U.S. Treasury 2-Year Note September Futures	110.250	08/25/2017	1	0	0
Call - CBOT U.S. Treasury 2-Year Note September Futures	110.375	08/25/2017	71	1	0
Call - CBOT U.S. Treasury 2-Year Note September Futures	110.500	08/25/2017	139	1	0
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/25/2017	18	0	0
Call - CBOT U.S. Treasury 5-Year Note September Futures	128.000	08/25/2017	48	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/25/2017	350	3	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	142.000	08/25/2017	344	3	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	145.000	08/25/2017	680	6	1
Call - CBOT U.S. Treasury 10-Year Note September Futures	145.500	08/25/2017	125	1	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	147.000	08/25/2017	78	1	0
Call - CBOT U.S. Treasury 30-Year Bond September Futures	218.000	08/25/2017	230	2	0
Call - CBOT U.S. Treasury 30-Year Bond September Futures	220.000	08/25/2017	252	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September Futures	125.000	08/25/2017	23	0	1
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	1,106	109	90

				$133	$93

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,400.000	07/21/2017	53	$99	$68
Put - CBOE S&P 500	2,250.000	12/15/2017	255	2,222	909

				$2,321	$977

Total Purchased Options				$7,558	$4,789

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude August Futures †	$52.000	07/17/2017	120	$(97)	$(6)
Call - NYMEX Crude August Futures †	54.000	07/17/2017	72	(60)	(2)
Put - NYMEX Crude Calendar Spread August Futures †	1.000	07/21/2017	62	(3)	(1)
Put - NYMEX Crude Calendar Spread December Futures †	1.000	11/17/2017	62	(3)	(2)
Put - NYMEX Crude Calendar Spread November Futures †	1.000	10/19/2017	62	(3)	(2)
Put - NYMEX Crude Calendar Spread October Futures †	1.000	09/19/2017	62	(3)	(1)
Put - NYMEX Crude Calendar Spread September Futures †	1.000	08/21/2017	62	(3)	(1)
Call - NYMEX Crude December Futures †	64.000	11/15/2017	184	(385)	(24)
Put - NYMEX Crude November Futures †	45.000	10/17/2018	62	(199)	(283)
Call - NYMEX Crude October Futures †	51.000	09/15/2017	60	(50)	(52)
Call - NYMEX Crude October Futures †	51.500	09/15/2017	96	(94)	(74)
Call - NYMEX Crude October Futures †	52.000	09/15/2017	60	(56)	(40)
Call - NYMEX Gasoline December Futures †	160.000	11/27/2017	15	(31)	(17)
Call - NYMEX Gasoline December Futures †	161.000	11/27/2017	15	(31)	(16)
Call - NYMEX Gasoline December Futures †	163.000	11/27/2017	61	(141)	(56)
Put - NYMEX Natural Gas April Futures †	2.600	03/26/2018	68	(118)	(99)
Call - NYMEX Natural Gas April Futures †	3.750	03/26/2018	68	(111)	(43)
Put - NYMEX Natural Gas August Futures †	2.850	07/26/2017	40	(19)	(17)
Put - NYMEX Natural Gas August Futures †	2.900	07/26/2017	47	(18)	(26)
Put - NYMEX Natural Gas August Futures †	2.950	07/26/2017	9	(11)	(7)
Put - NYMEX Natural Gas August Futures †	3.000	07/26/2017	60	(41)	(57)
Put - NYMEX Natural Gas August Futures †	3.050	07/26/2017	84	(63)	(102)
Put - NYMEX Natural Gas August Futures †	3.100	07/26/2017	36	(24)	(54)
Put - NYMEX Natural Gas August Futures †	3.150	07/26/2017	99	(76)	(180)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2018	68	(118)	(106)
Call - NYMEX Natural Gas August Futures †	3.750	07/26/2018	68	(111)	(45)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2018	68	(118)	(103)
Call - NYMEX Natural Gas December Futures †	3.750	11/27/2018	68	(111)	(103)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2018	68	(118)	(56)
Call - NYMEX Natural Gas February Futures †	3.750	01/26/2018	68	(111)	(185)
Put - NYMEX Natural Gas January Futures †	2.600	12/26/2017	68	(118)	(36)
Call - NYMEX Natural Gas January Futures †	3.750	12/26/2017	68	(111)	(147)
Put - NYMEX Natural Gas July Futures †	2.600	06/26/2018	68	(118)	(102)
Call - NYMEX Natural Gas July Futures †	3.750	06/26/2018	68	(111)	(40)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	68	(118)	(102)
Call - NYMEX Natural Gas June Futures †	3.750	05/25/2018	68	(111)	(35)
Call - NYMEX Natural Gas March Futures †	0.750	02/23/2018	500	(1,475)	(1,120)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2018	68	(118)	(86)
Call - NYMEX Natural Gas March Futures †	3.750	02/23/2018	68	(111)	(206)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2018	68	(118)	(105)
Call - NYMEX Natural Gas May Futures †	3.750	04/25/2018	68	(111)	(32)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2018	68	(118)	(116)
Call - NYMEX Natural Gas November Futures †	3.750	10/26/2018	68	(111)	(71)
Put - NYMEX Natural Gas October Futures †	2.950	09/26/2017	9	(11)	(13)
Put - NYMEX Natural Gas October Futures †	2.600	09/25/2018	68	(118)	(120)
Call - NYMEX Natural Gas October Futures †	3.750	09/25/2018	68	(111)	(54)
Call - NYMEX Natural Gas October Futures †	0.200	09/26/2017	155	(58)	(23)
Put - NYMEX Natural Gas October Futures †	0.350	09/26/2017	155	(64)	(57)
Put - NYMEX Natural Gas September Futures †	2.850	08/28/2017	240	(179)	(207)
Put - NYMEX Natural Gas September Futures †	2.900	08/28/2017	84	(70)	(88)
Put - NYMEX Natural Gas September Futures †	2.950	08/28/2017	9	(11)	(11)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2018	68	(118)	(117)
Call - NYMEX Natural Gas September Futures †	3.750	08/28/2018	68	(111)	(47)
Call - NYMEX RBOB Gasoline December Futures †	185.000	12/29/2017	19	(40)	(5)
Call - NYMEX RBOB Gasoline November Futures †	185.000	11/30/2017	19	(40)	(3)
Call - NYMEX RBOB Gasoline October Futures †	185.000	10/31/2017	19	(40)	(2)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2017	106	(36)	(2)
Put - NYMEX WTI-Brent Crude Spread December Futures †	3.000	10/30/2017	106	(27)	(34)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	123	(133)	(17)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	30	(7)	(12)
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	62	(46)	(66)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	31	(13)	(16)

				$(6,409)	$(4,852)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	340	$(74)	$(267)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/21/2017	340	(77)	(15)
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.500	08/25/2017	180	(78)	(83)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	180	(93)	(36)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	1,106	(126)	(42)

				$(448)	$(443)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,350.000	07/21/2017	65	$(67)	$(36)
Put - CBOE S&P 500	2,050.000	12/15/2017	255	(1,887)	(380)
Put - EUREX EURO STOXX 50	3,400.000	07/21/2017	65	(12)	(29)
Put - EUREX EURO STOXX 70	122.500	07/21/2017	358	(25)	(12)

				$(1,991)	$(457)

Total Written Options				$(8,848)	$(5,752)

Futures Contracts:

Long Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures †	09/2017	4		$192	$0	$0	$(5)
Brent (ICE) Dubai Futures April Futures †	04/2018	168		230	(56)	0	0
Brent (ICE) Dubai Futures August Futures †	08/2018	168		253	(33)	3	0
Brent (ICE) Dubai Futures December Futures †	12/2018	168		268	(18)	3	0
Brent (ICE) Dubai Futures February Futures †	02/2018	168		227	(59)	0	0
Brent (ICE) Dubai Futures January Futures †	01/2018	168		227	(59)	4	0
Brent (ICE) Dubai Futures July Futures †	07/2018	168		251	(35)	2	0
Brent (ICE) Dubai Futures June Futures †	06/2018	168		246	(40)	0	(2)
Brent (ICE) Dubai Futures March Futures †	03/2018	168		226	(60)	0	(2)
Brent (ICE) Dubai Futures May Futures †	05/2018	168		238	(48)	0	(1)
Brent (ICE) Dubai Futures November Futures †	11/2018	168		261	(25)	3	0
Brent (ICE) Dubai Futures October Futures †	10/2018	168		255	(31)	4	0
Brent (ICE) Dubai Futures September Futures †	09/2018	168		255	(32)	5	0
Brent Crude December Futures †	10/2018	1,803		92,945	1,775	1,763	0
Brent Crude December Futures †	10/2019	1,616		85,454	187	1,528	0
Brent Crude December Futures †	12/2021	74		4,107	(10)	70	0
Brent Crude October Futures †	08/2017	22		1,079	5	24	0
Call Options Strike @ USD 59.000 on Brent Crude January Futures †	11/2017	30		25	(25)	4	0
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	11/2017	31		21	(31)	3	0
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	11/2017	30		16	(35)	2	0
Chicago Ethanol (Platts) December Futures †	12/2017	139		8,611	308	117	0
Cocoa September Futures †	09/2017	33		640	(16)	26	0
Cocoa September Futures †	09/2017	247	GBP	4,906	265	167	(77)
Copper December Futures †	12/2017	100		$14,897	341	0	0
Copper November Futures †	11/2017	2		298	0	0	0
Copper September Futures †	09/2017	16		1,084	40	6	0
Corn December Futures †	12/2018	6		122	0	2	0
Cotton No. 2 March Futures †	03/2018	89		3,007	(12)	37	0
Euro STOXX 50 September Futures	09/2017	198	EUR	7,759	(259)	0	(219)
Gas Oil December Futures †	12/2017	891		$39,249	(2,744)	178	0
Gas Oil December Futures †	12/2018	1,246		57,160	(3,423)	343	0
Gas Oil September Futures †	09/2017	64		2,797	158	10	0
Gold 100 oz. August Futures †	08/2017	54		6,708	(42)	0	(51)
Gold 100 oz. December Futures †	12/2017	53		6,623	130	0	(19)
Gold 100 oz. December Futures †	12/2018	183		23,243	(54)	0	(68)
Gulf Coast ULSD (Platts) Swap August Futures †	08/2017	2		122	(1)	3	0
Gulf Coast ULSD (Platts) Swap December Futures †	12/2017	2		122	(1)	3	0

Gulf Coast ULSD (Platts) Swap July Futures †	07/2017	2	121	(1)	3	0
Gulf Coast ULSD (Platts) Swap November Futures †	11/2017	2	123	(1)	3	0
Gulf Coast ULSD (Platts) Swap October Futures †	10/2017	2	123	(2)	3	0
Gulf Coast ULSD (Platts) Swap September Futures †	09/2017	2	123	(2)	3	0
Hard Red Winter Wheat December Futures †	12/2017	369	10,226	1,056	599	0
Hard Red Winter Wheat September Futures †	09/2017	25	662	69	37	0
Henry Hub Natural Gas April Futures †	03/2018	458	3,272	28	1	0
Henry Hub Natural Gas April Futures †	03/2019	68	460	(26)	1	0
Henry Hub Natural Gas August Futures †	08/2018	8	58	(3)	0	0
Henry Hub Natural Gas August Futures †	07/2019	68	468	(18)	1	0
Henry Hub Natural Gas December Futures †	12/2018	8	61	1	0	0
Henry Hub Natural Gas December Futures †	11/2019	68	508	22	1	0
Henry Hub Natural Gas February Futures †	02/2018	8	67	7	0	0
Henry Hub Natural Gas February Futures †	01/2019	68	528	41	0	0
Henry Hub Natural Gas January Futures †	01/2018	8	67	7	0	0
Henry Hub Natural Gas January Futures †	12/2018	68	532	46	0	0
Henry Hub Natural Gas July Futures †	07/2018	8	57	(3)	0	0
Henry Hub Natural Gas July Futures †	06/2019	68	466	(21)	1	0
Henry Hub Natural Gas June Futures †	06/2018	8	57	(3)	0	0
Henry Hub Natural Gas June Futures †	05/2019	68	461	(26)	1	0
Henry Hub Natural Gas March Futures †	02/2019	68	517	30	1	0
Henry Hub Natural Gas May Futures †	05/2018	8	56	(4)	0	0
Henry Hub Natural Gas May Futures †	04/2019	68	456	(31)	1	0
Henry Hub Natural Gas November Futures †	11/2018	8	58	(2)	0	0
Henry Hub Natural Gas November Futures †	10/2019	68	484	(2)	1	0
Henry Hub Natural Gas October Futures †	10/2018	8	57	(3)	0	0
Henry Hub Natural Gas October Futures †	09/2019	68	472	(15)	1	0
Henry Hub Natural Gas September Futures †	09/2018	8	57	(3)	0	0
Henry Hub Natural Gas September Futures †	08/2019	68	467	(19)	1	0
Henry Hub Natural Gas Swap April Futures †	03/2018	1,524	10,889	(7)	4	0
Henry Hub Natural Gas Swap August Futures †	07/2018	304	2,186	(75)	2	0
Henry Hub Natural Gas Swap December Futures †	11/2018	304	2,314	23	1	0
Henry Hub Natural Gas Swap February Futures †	01/2018	600	5,004	294	0	(3)
Henry Hub Natural Gas Swap July Futures †	06/2018	304	2,181	(78)	2	0
Henry Hub Natural Gas Swap June Futures †	05/2018	304	2,161	(94)	2	0
Henry Hub Natural Gas Swap May Futures †	04/2018	304	2,142	(110)	2	0
Henry Hub Natural Gas Swap November Futures †	10/2018	304	2,217	(54)	2	0
Henry Hub Natural Gas Swap October Futures †	09/2018	304	2,181	(81)	2	0
Henry Hub Natural Gas Swap September Futures †	08/2018	304	2,168	(91)	2	0
Lead November Futures †	11/2017	18	1,034	(4)	0	0
Lean Hogs October Futures †	10/2017	114	3,213	272	82	0
Live Cattle October Futures †	10/2017	203	9,354	(184)	18	(13)
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2017	41	75	16	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2017	41	63	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2017	41	83	24	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2017	41	65	6	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2017	41	69	10	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2017	41	72	13	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	04/2018	20	450	(71)	9	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	30	688	(57)	14	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	30	721	(24)	13	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures †	02/2018	20	520	(1)	13	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	01/2018	20	529	8	14	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	30	680	(65)	13	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	06/2018	20	449	(72)	8	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	03/2018	20	476	(45)	11	0

Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	05/2018	20		446	(75)	8	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	11/2018	30		713	(32)	13	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	10/2018	30		706	(39)	13	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	09/2018	30		699	(46)	13	0
Natural Gas April Futures †	03/2018	584		16,691	(315)	6	0
Natural Gas February Futures †	01/2018	325		10,842	161	0	(7)
Natural Gas October Futures †	09/2017	206		6,299	(19)	0	(14)
Natural Gas October Futures †	09/2018	495		14,207	(145)	19	0
Natural Gas September Futures †	08/2017	111		3,364	129	0	(7)
New York Harbor ULSD December Futures †	11/2017	36		2,294	130	47	0
New York Harbor ULSD September Futures †	08/2017	74		4,633	73	101	0
Nikkei 225 Yen-denominated September Futures	09/2017	77	JPY	6,868	(21)	31	(80)
Platinum October Futures †	10/2017	162		$7,504	(79)	27	0
Put Options Strike @ USD 46.000 on Brent Crude December Futures †	10/2018	62		264	45	0	(21)
Silver December Futures †	12/2017	179		14,975	(1,029)	0	(24)
Soybean Meal December Futures †	12/2017	17		529	7	19	0
Soybean November Futures †	11/2017	21		1,002	43	31	0
Soybean Oil September Futures †	09/2017	260		5,173	182	83	0
U.S. Treasury 10-Year Note September Futures †	09/2017	156		19,583	(53)	0	(44)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	16		2,654	36	0	(11)
Wheat September Futures †	09/2017	139		3,656	494	208	0
White Sugar October Futures †	09/2017	479		9,285	(1,744)	84	0
WTI Crude December Futures †	11/2018	421		20,549	(172)	392	0
WTI Crude December Futures †	11/2019	14		699	28	29	0
WTI Crude February Futures †	01/2018	184		8,744	(249)	186	0
WTI Crude January Futures †	12/2017	204		9,651	(1,250)	208	0
WTI Crude June Futures †	05/2019	180		8,890	265	164	0
WTI Crude June Futures †	05/2020	177		8,935	(359)	163	0
WTI Crude March Futures †	02/2018	584		27,857	(623)	590	0
WTI Crude March Futures †	02/2019	394		19,338	(597)	359	0
WTI Crude September Futures †	08/2017	120		5,555	(602)	131	0
WTI Crude September Futures †	08/2018	726		35,167	(1,957)	690	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2018	39		49	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	39		48	(1)	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	39		48	(1)	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2018	39		51	2	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2017	39		51	2	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2018	39		48	(1)	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2018	39		49	0	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2018	39		51	2	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2018	39		49	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	39		48	(1)	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	39		48	(1)	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	39		48	(1)	0	0
Zinc June Futures †	06/2019	6		386	(3)	0	0
Zinc November Futures †	11/2017	50		3,450	12	0	0

					$(11,065)	$8,798	$(668)

Short Futures Contracts

					Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum November Futures †	11/2017	77	$(3,706)	$(18)	$0	$0
Arabica Coffee December Futures †	12/2017	55	(2,665)	130	13	0
Arabica Coffee September Futures †	09/2017	11	(519)	15	3	0
Brent (ICE) Calendar Swap Futures April Futures †	04/2018	9	(457)	37	0	(9)
Brent (ICE) Calendar Swap Futures August Futures †	08/2018	12	(616)	32	0	(12)
Brent (ICE) Calendar Swap Futures December Futures †	12/2018	12	(622)	26	0	(12)

Brent (ICE) Calendar Swap Futures February Futures †	02/2018	10		(505)	45	0	(10)
Brent (ICE) Calendar Swap Futures January Futures †	01/2018	10		(503)	47	0	(11)
Brent (ICE) Calendar Swap Futures July Futures †	07/2018	12		(615)	33	0	(12)
Brent (ICE) Calendar Swap Futures June Futures †	06/2018	10		(511)	38	0	(10)
Brent (ICE) Calendar Swap Futures March Futures †	03/2018	10		(507)	43	0	(10)
Brent (ICE) Calendar Swap Futures May Futures †	05/2018	9		(459)	35	0	(9)
Brent (ICE) Calendar Swap Futures November Futures †	11/2018	12		(620)	28	0	(12)
Brent (ICE) Calendar Swap Futures October Futures †	10/2018	12		(619)	29	0	(12)
Brent (ICE) Calendar Swap Futures September Futures †	09/2018	12		(618)	30	0	(12)
Brent Crude December Futures †	10/2017	408		(20,233)	(440)	0	(445)
Brent Crude December Futures †	10/2020	283		(15,322)	(385)	0	(251)
Brent Crude June Futures †	04/2018	362		(18,393)	(342)	0	(434)
Brent Crude June Futures †	04/2019	1,275		(66,657)	1,479	0	(1,182)
Brent Crude June Futures †	05/2020	708		(37,920)	275	0	(682)
Brent Crude June Futures †	06/2021	148		(8,106)	41	0	(138)
Brent Crude March Futures †	01/2019	512		(26,588)	(109)	0	(497)
Brent Crude November Futures †	09/2017	72		(3,552)	(54)	0	(46)
Brent Crude September Futures †	07/2017	131		(6,389)	133	0	(149)
Brent Crude September Futures †	07/2018	720		(36,893)	1,383	0	(713)
Call Options Strike @ USD 51.000 on Brent Crude September Futures †	07/2017	46		(27)	0	0	(10)
Call Options Strike @ USD 52.000 on Brent Crude October Futures †	10/2017	10		(10)	(2)	0	(2)
Call Options Strike @ USD 53.000 on Brent Crude October Futures †	08/2017	36		(26)	6	0	(6)
Call Options Strike @ USD 53.500 on Brent Crude October Futures †	10/2017	12		(8)	3	0	(2)
Call Options Strike @ USD 54.000 on Brent Crude October Futures †	08/2017	144		(78)	49	0	(17)
Call Options Strike @ USD 56.000 on Brent Crude September Futures †	07/2017	48		(4)	40	0	(1)
Call Options Strike @ USD 56.500 on Brent Crude September Futures †	07/2017	48		(4)	35	0	(1)
Call Options Strike @ USD 59.000 on Brent Crude September Futures †	07/2017	60		(2)	41	0	(1)
Call Options Strike @ USD 60.000 on Brent Crude June Futures †	04/2018	144		(289)	80	0	(30)
Call Options Strike @ USD 63.000 on Brent Crude June Futures †	04/2018	150		(200)	55	0	(19)
Call Options Strike @ USD 64.000 on Brent Crude June Futures †	04/2018	202		(234)	136	0	(22)
Cocoa December Futures †	12/2017	247	GBP	(4,980)	(254)	71	(161)
Copper December Futures †	12/2017	220		$(14,999)	(387)	0	(72)
Corn December Futures †	12/2017	443		(8,683)	122	0	(309)
Corn July Futures †	07/2018	3		(61)	0	0	(1)
Corn September Futures †	09/2017	189		(3,600)	5	0	(109)
Cotton No. 2 December Futures †	12/2017	59		(2,023)	(29)	0	(33)
E-mini S&P 500 Index September Futures	09/2017	429		(51,928)	172	0	(19)
EIA Flat Tax On-Highway Diesel Swap August Futures †	08/2017	2		(212)	0	0	(3)
EIA Flat Tax On-Highway Diesel Swap December Futures †	12/2017	2		(212)	0	0	(2)
EIA Flat Tax On-Highway Diesel Swap July Futures †	07/2017	2		(212)	(1)	0	(3)
EIA Flat Tax On-Highway Diesel Swap November Futures †	11/2017	2		(213)	0	0	(3)
EIA Flat Tax On-Highway Diesel Swap October Futures †	10/2017	2		(213)	0	0	(3)
EIA Flat Tax On-Highway Diesel Swap September Futures †	09/2017	2		(213)	0	0	(3)
Euro-Bobl September Futures	09/2017	28	EUR	(4,212)	46	15	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	112		(18,994)	141	166	0
Gas Oil June Futures †	06/2018	623		$(28,051)	2,042	0	(140)
Gas Oil June Futures †	06/2019	623		(29,125)	1,532	0	(218)
Gas Oil October Futures †	10/2017	29		(1,274)	(85)	0	(5)
Henry Hub Natural Gas April Futures †	03/2020	60		(404)	27	0	(2)
Henry Hub Natural Gas August Futures †	07/2020	60		(414)	17	0	(2)
Henry Hub Natural Gas December Futures †	11/2020	60		(451)	(21)	0	(2)
Henry Hub Natural Gas February Futures †	01/2020	60		(460)	(30)	0	(1)
Henry Hub Natural Gas January Futures †	12/2019	60		(464)	(34)	0	(1)
Henry Hub Natural Gas July Futures †	06/2020	60		(411)	20	0	(2)
Henry Hub Natural Gas June Futures †	05/2020	60		(406)	25	0	(2)
Henry Hub Natural Gas March Futures †	02/2018	457		(3,734)	(64)	2	0

Henry Hub Natural Gas March Futures †	02/2020	60		(451)	(20)	0	(1)
Henry Hub Natural Gas May Futures †	04/2020	60		(401)	29	0	(2)
Henry Hub Natural Gas November Futures †	10/2020	60		(429)	1	0	(2)
Henry Hub Natural Gas October Futures †	09/2020	60		(418)	13	0	(2)
Henry Hub Natural Gas September Futures †	08/2020	60		(414)	17	0	(2)
Henry Hub Natural Gas Swap January Futures †	12/2017	383		(3,213)	9	1	0
Henry Hub Natural Gas Swap March Futures †	02/2018	148		(1,209)	(40)	0	0
Henry Hub Natural Gas Swap March Futures †	03/2018	377		(3,080)	(67)	3	0
Japan Government 10-Year Bond September Futures	09/2017	30	JPY	(40,038)	69	109	0
Live Cattle August Futures †	08/2017	170		$(7,908)	305	33	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2017	3		(3)	8	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2017	3		(4)	7	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2017	3		(3)	7	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2017	3		(4)	7	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2017	3		(3)	7	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2017	3		(3)	7	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap August Futures †	08/2018	10		(120)	2	1	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap December Futures †	12/2018	10		(132)	(9)	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap July Futures †	07/2018	10		(117)	5	1	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap November Futures †	11/2018	10		(129)	(7)	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap October Futures †	10/2018	10		(126)	(4)	0	0
Mont Belvieu LDH Ethanol 5 Decimal (OPIS) Swap September Futures †	09/2018	10		(124)	(1)	0	0
Natural Gas August Futures †	07/2017	150		(4,553)	208	11	0
Natural Gas December Futures †	11/2017	69		(2,254)	(44)	4	0
Natural Gas January Futures †	12/2017	385		(12,921)	91	4	0
Natural Gas March Futures †	02/2018	818		(26,732)	294	16	0
Natural Gas May Futures †	04/2018	261		(7,355)	27	0	(9)
Natural Gas September Futures †	08/2017	84		(2,546)	31	5	0
New York Harbor ULSD October Futures †	09/2017	32		(2,015)	(21)	0	(44)
Nickel November Futures †	11/2017	13		(735)	(5)	0	0
Nickel September Futures †	09/2017	62		(3,492)	(179)	3	0
Put Options Strike @ USD 43.000 on Brent Crude June Futures †	04/2018	150		(353)	75	45	0
Put Options Strike @ USD 44.000 on Brent Crude June Futures †	04/2018	202		(541)	(16)	65	0
Put Options Strike @ USD 45.000 on Brent Crude June Futures †	04/2018	144		(435)	49	52	0
RBOB Gasoline December Futures †	11/2017	111		(6,410)	(336)	0	(154)
RBOB Gasoline September Futures †	08/2017	107		(6,752)	(35)	0	(164)
Silver September Futures †	09/2017	7		(582)	40	1	0
Soybean Meal September Futures †	09/2017	161		(4,957)	(40)	0	(158)
Soybean Oil December Futures †	12/2017	99		(1,980)	(75)	0	(28)
Sugar No. 11 October Futures †	09/2017	500		(7,734)	1,232	0	(174)
U.S. Treasury 5-Year Note September Futures	09/2017	66		(7,777)	16	11	0
U.S. Treasury 10-Year Note September Futures	09/2017	287		(36,027)	233	102	0
U.S. Treasury 30-Year Bond September Futures	09/2017	258		(39,651)	(287)	145	0
Wheat December Futures †	12/2017	497		(13,543)	(1,377)	0	(733)
WTI Crude April Futures †	03/2018	73		(3,493)	470	0	(73)
WTI Crude August Futures †	07/2017	64		(2,947)	50	0	(69)
WTI Crude December Futures †	11/2017	45		(2,117)	(138)	0	(46)
WTI Crude December Futures †	12/2017	1		(47)	(3)	0	(1)
WTI Crude December Futures †	11/2018	521		(25,430)	(799)	0	(497)
WTI Crude December Futures †	11/2020	454		(23,213)	177	0	(418)
WTI Crude July Futures †	06/2018	108		(5,207)	(205)	0	(105)
WTI Crude June Futures †	05/2018	750		(36,083)	1,647	0	(735)
WTI Crude May Futures †	04/2018	102		(4,894)	551	0	(101)
WTI Crude November Futures †	10/2017	154		(7,203)	(390)	0	(162)
WTI Crude October Futures †	09/2017	44		(2,046)	(128)	0	(70)
WTI Crude September Futures †	08/2017	53		(2,453)	301	0	(58)
WTI Crude September Futures †	08/2019	23		(1,141)	(43)	0	(21)
Zinc June Futures †	06/2018	6		(409)	5	0	0
Zinc September Futures †	09/2017	8		(552)	0	1	0

					$7,939	$883	$(9,704)

Total Futures Contracts					$(3,126)	$9,681	$(10,372)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Variation Margin (7)
Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	1.000%	06/20/2021	0.198%	$1,000	$(30)	$(2)	$(32)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin (7)
Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Deutsche Bank AG	1.000	12/20/2017	0.149	EUR	3,100	$17	$(1)	$16	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin (7)
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022		$55,500	$(4,071)	$150	$(3,921)	$0	$(128)
CDX.IG-28 5-Year Index	1.000	06/20/2022		10,400	(198)	2	(196)	0	(5)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	20,100	75	(604)	(529)	17	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		57,300	(905)	(532)	(1,437)	55	0

					$(5,099)	$(984)	$(6,083)	$72	$(133)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (7)	3-Month USD-LIBOR	2.678%	10/25/2023		5,100	$0	$107	$107	$0	$(11)
Pay (7)	3-Month USD-LIBOR	2.670	11/19/2023		5,000	0	100	100	0	(11)
Pay (7)	3-Month USD-LIBOR	2.681	12/12/2023		5,000	0	100	100	0	(11)
Pay (7)	3-Month USD-LIBOR	2.500	12/19/2023		8,300	(67)	162	95	0	(18)
Receive (7)	3-Month USD-LIBOR	2.800	10/28/2025		51,710	(140)	(529)	(669)	95	0
Receive (7)	3-Month USD-LIBOR	2.500	02/22/2026		21,100	(67)	110	43	36	0
Receive (7)	3-Month USD-LIBOR	2.400	03/16/2026		13,250	(50)	139	89	22	0
Receive (7)	3-Month USD-LIBOR	2.300	04/21/2026		7,800	(32)	122	90	13	0
Receive (7)	3-Month USD-LIBOR	2.300	04/27/2026		9,100	(35)	141	106	15	0
Receive (7)	3-Month USD-LIBOR	1.850	07/20/2026		10,400	(33)	370	337	16	0
Receive (7)	3-Month USD-LIBOR	1.850	07/27/2026		4,800	(8)	164	156	7	0
Receive (7)	3-Month USD-LIBOR	2.000	07/27/2026		40,800	1,188	(133)	1,055	62	0
Pay (7)	3-Month USD-LIBOR	1.950	11/08/2026		16,400	(50)	(426)	(476)	0	(23)
Pay	3-Month USD-LIBOR †	1.750	12/21/2026		1,400	(29)	92	63	4	0
Receive	3-Month USD-LIBOR †	1.750	12/21/2026		5,560	202	36	238	17	0
Receive	3-Month USD-LIBOR †	1.500	06/21/2027		300	26	(5)	21	1	0
Receive (7)	3-Month USD-LIBOR	2.500	12/20/2027		30,300	809	(441)	368	0	(96)
Receive	3-Month USD-LIBOR	1.750	06/21/2047		4,200	(787)	41	(746)	0	(16)
Receive (7)	3-Month USD-LIBOR	2.969	10/25/2048		2,000	0	(145)	(145)	10	0
Receive (7)	3-Month USD-LIBOR	2.951	11/19/2048		1,000	0	(68)	(68)	5	0
Receive (7)	3-Month USD-LIBOR	2.953	12/12/2048		1,000	0	(68)	(68)	5	0
Receive (7)	3-Month USD-LIBOR	2.750	12/19/2048		480	13	(25)	(12)	2	0
Receive (7)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	4,600	(30)	39	9	26	0
Receive (7)	6-Month GBP-LIBOR	1.500	09/20/2027		36,300	(1,222)	625	(597)	468	0

Receive (7)	6-Month GBP-LIBOR	1.750	03/21/2048		11,410	(779)	314	(465)	374	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021	MXN	192,200	(18)	127	109	0	(22)
Pay	28-Day MXN-TIIE	7.350	11/17/2021		14,200	0	18	18	0	(2)
Pay	28-Day MXN-TIIE	7.200	06/05/2024		102,200	1	69	70	0	(28)
Pay	28-Day MXN-TIIE	7.733	02/25/2027		76,700	113	64	177	0	(25)
Pay	CPTFEMU	0.290	08/15/2017	EUR	3,300	6	17	23	0	0
Pay	CPTFEMU	0.580	10/15/2017		200	(1)	2	1	0	0
Pay	CPTFEMU	0.830	05/15/2018		3,700	(16)	(32)	(48)	0	(3)
Pay	CPTFEMU	0.625	09/15/2018		700	(2)	6	4	0	0
Pay	CPTFEMU	0.650	10/15/2018		200	0	1	1	0	0
Pay	CPTFEMU	0.883	11/15/2018		5,600	0	44	44	2	0
Pay	CPTFEMU	0.806	04/15/2021		12,480	85	220	305	20	0
Pay	CPTFEMU	0.875	05/15/2021		2,800	18	46	64	5	0
Pay	CPTFEMU	1.165	12/15/2021		190	0	0	0	0	0
Pay	CPTFEMU	1.177	05/15/2026		700	(18)	2	(16)	0	(2)
Pay	CPTFEMU	1.385	12/15/2026		7,600	(2)	16	14	0	(28)
Pay	CPTFEMU	1.360	06/15/2027		3,700	0	10	10	15	0
Pay	CPURNSA	1.710	04/27/2018		$27,600	0	(111)	(111)	20	0
Pay	CPURNSA	1.935	04/27/2019		27,600	0	187	187	0	(16)
Pay	CPURNSA	1.793	06/15/2019		8,300	0	0	0	6	0
Pay	CPURNSA	2.027	11/23/2020		8,300	0	(45)	(45)	8	0
Pay	CPURNSA	1.578	11/24/2020		11,900	221	(95)	126	10	0
Pay	CPURNSA	2.021	11/25/2020		8,000	0	(42)	(42)	7	0
Pay	CPURNSA	1.550	07/26/2021		2,700	91	(43)	48	3	0
Pay	CPURNSA	1.603	09/12/2021		2,160	65	(35)	30	4	0
Pay	CPURNSA	1.730	07/26/2026		2,700	(145)	66	(79)	0	(3)
Pay	CPURNSA	1.800	09/12/2026		6,600	(67)	(75)	(142)	0	(9)
Pay	CPURNSA	1.801	09/12/2026		2,160	(100)	54	(46)	0	(3)
Pay	CPURNSA	1.805	09/12/2026		2,000	(92)	50	(42)	0	(3)
Pay	CPURNSA	1.780	09/15/2026		1,700	(82)	42	(40)	0	(2)
Pay	FRCPXTOB	0.890	11/15/2018	EUR	2,000	3	(4)	(1)	1	0
Pay	FRCPXTOB	1.438	06/15/2027		3,700	0	(7)	(7)	0	(15)
Pay	UKRPI	3.325	08/15/2030	GBP	11,700	(51)	(48)	(99)	0	(155)
Pay	UKRPI	3.300	12/15/2030		13,100	(787)	409	(378)	0	(167)
Pay	UKRPI	3.100	06/15/2031		2,550	(271)	7	(264)	0	(31)
Pay	UKRPI	3.140	07/15/2031		200	(23)	4	(19)	0	(3)
Pay	UKRPI	3.530	10/15/2031		6,000	79	(24)	55	0	(44)
Pay	UKRPI	3.585	10/15/2046		60	(4)	0	(4)	3	0

						$(2,088)	$1,722	$(366)	$1,282	$(747)

Total Swap Agreements						$(7,200)	$735	$(6,465)	$1,354	$(880)

(l)	Securities with an aggregate market value of $3,891 have been pledged as collateral as of June 30, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Unsettled variation margin asset of $12 for closed futures is outstanding at period end.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.

(m)	Securities with an aggregate market value of $27,554 and cash of $4,380 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered	Currency to be Received		Asset	Liability
AZD	07/2017		CNH	20,704	$	3,030	$0	$(24)
	07/2017		$	9,686	AUD	12,766	126	0
	08/2017		AUD	12,766	$	9,682	0	(126)
	12/2017		$	2,998	CNH	20,704	24	0
BOA	07/2017		AUD	12,766	$	9,506	0	(306)
	07/2017		DKK	15,741		2,308	0	(110)
	07/2017		EUR	21,923		24,641	0	(398)
	07/2017	†	GBP	846		1,087	0	(15)
	07/2017		$	2,368	DKK	15,645	35	0

	07/2017			11,549	NZD	15,905	107	0
	08/2017	†	EUR	2,834	$	3,170	0	(74)
	08/2017		MXN	10,650		533	0	(50)
	08/2017		NZD	15,905		11,543	0	(107)
	10/2017		DKK	15,645		2,380	0	(35)
	07/2018		BRL	3,100		914	34	0
BPS	07/2017			7,845		2,373	5	0
	07/2017		CAD	6,043		4,490	0	(170)
	07/2017		COP	8,069,774		2,730	85	0
	07/2017		$	2,371	BRL	7,845	0	(3)
	07/2017			5,278	CNY	36,615	123	0
	07/2017			25,535	EUR	22,448	104	0
	07/2017			922	INR	59,730	1	0
	07/2017			1,359	JPY	152,100	0	(6)
	07/2017			158	MXN	3,020	8	0
	07/2017			918	PHP	46,286	0	(3)
	08/2017		EUR	22,448	$	25,572	0	(104)
	08/2017		JPY	152,100		1,360	6	0
	08/2017		MXN	10,870		544	0	(51)
	08/2017		PEN	2,382		724	0	(6)
	08/2017		$	1,823	MXN	35,082	100	0
	10/2017		BRL	66,600	$	19,635	46	(156)
	10/2017		$	7,845	BRL	26,300	0	(48)
	01/2018		BRL	2,650	$	734	0	(40)
	03/2018		MXN	38,880		1,859	0	(207)
	03/2018		$	1,960	MXN	38,880	107	0
	04/2018		DKK	18,560	$	2,766	0	(131)
BRC	07/2017			3,131		478	0	(3)
	08/2017	†	EUR	330		372	0	(6)
CBK	07/2017		BRL	15,790		4,778	11	0
	07/2017		GBP	30,740		39,553	0	(485)
	07/2017		$	4,773	BRL	15,790	0	(7)
	08/2017	†	CAD	735	$	542	0	(25)
	08/2017	†	EUR	721		810	0	(15)
	08/2017		$	4,749	BRL	15,790	0	(11)
	09/2017			2,962	ARS	49,553	0	(90)
DUB	08/2017			2,167	HUF	618,224	122	0
	01/2018		BRL	26,300	$	7,391	0	(294)
	07/2018			19,200		5,492	40	0
FBF	07/2017		INR	558,100		8,638	17	0
	08/2017	†	$	6,370	CAD	8,684	331	0
	09/2017			3,477	KRW	3,901,939	0	(66)
	09/2017			681	PHP	34,204	0	(7)
	10/2017			5,086	RUB	296,790	0	(164)
	12/2017			8,514	INR	558,100	0	(21)
GLM	07/2017		BRL	35,781	$	10,816	15	0
	07/2017		CNY	36,615		5,363	0	(38)
	07/2017		CZK	66,802		2,859	0	(64)
	07/2017		EUR	525		587	0	(13)
	07/2017		JPY	152,100		1,374	22	0
	07/2017		NZD	15,905		11,262	0	(394)
	07/2017		RUB	104,652		1,790	28	(8)
	07/2017		$	10,770	BRL	35,781	30	0
	07/2017			8,575	GBP	6,691	140	0
	07/2017			1,835	TRY	6,517	13	0
	07/2017			1,887	ZAR	24,249	0	(35)
	08/2017	†	EUR	2,492	$	2,804	0	(48)
	08/2017		$	1,213	ZAR	16,715	58	0
	10/2017			145	IDR	1,944,134	0	(1)
	12/2017			5,300	CNY	36,615	47	0
	01/2018		DKK	10,900	$	1,597	0	(95)
	01/2018		MXN	5,300		259	0	(25)
	07/2018		BRL	9,400		2,798	129	0
HUS	07/2017		$	2,761	GBP	2,138	24	0
	07/2017			1,880	TRY	6,675	7	(1)
	08/2017	†	EUR	337	$	380	0	(5)
	08/2017		$	1,374	GBP	1,057	4	0
	08/2017			5,280	MXN	102,599	345	(3)
	09/2017			2,279	HKD	17,741	0	(2)
	10/2017		DKK	37,266	$	5,703	0	(50)
	10/2017		$	10,635	BRL	35,600	0	(80)
	07/2018		BRL	75,300	$	21,496	114	0
JPM	07/2017			12,146		3,659	0	(7)
	07/2017		KRW	1,027,334		918	20	0
	07/2017		RUB	51,918		873	0	(3)
	07/2017		TWD	27,845		918	2	0
	07/2017		$	3,671	BRL	12,146	0	(5)
	07/2017			4,610	CAD	6,043	50	0
	07/2017			731	CZK	18,213	65	0
	07/2017			7,138	GBP	5,550	90	0
	07/2017			2,745	INR	177,434	0	(3)
	08/2017	†	CAD	7,670	$	5,824	0	(94)
	08/2017	†	EUR	1,273		1,438	0	(19)

	08/2017		MXN	101,932		5,317	0	(269)
	08/2017		$	135	MXN	2,450	0	(1)
	09/2017			4,497	SGD	6,219	26	0
	09/2017			3,832	THB	130,243	2	0
	10/2017		BRL	33,300	$	9,794	0	(79)
	10/2017		DKK	3,235		496	0	(4)
	01/2018		BRL	5,150		1,424	0	(81)
	01/2018		DKK	235		36	0	(1)
	07/2018		BRL	11,400		3,381	144	0
MSB	09/2017		$	1,771	MYR	7,594	0	(11)
	10/2017			8,458	BRL	28,600	21	0
	04/2018		BRL	2,800	$	835	28	0
	07/2018			1,700		501	18	0
NAB	08/2017	†	CAD	280		208	0	(8)
NGF	07/2017		MXN	3,020		149	0	(18)
	08/2017			4,520		221	0	(26)
	11/2017			12,380		600	0	(66)
	01/2018		BRL	14,500		4,042	0	(195)
RBC	07/2017		CZK	22,603		973	0	(16)
SCX	08/2017	†	EUR	1,681		1,888	0	(36)
	08/2017		$	208	PLN	802	8	0
SOG	07/2017			831	ILS	3,026	37	0
	07/2017			908	ZAR	11,897	0	(1)
	08/2017		MXN	97,609	$	5,291	0	(58)
	08/2017		$	3,389	MXN	64,903	168	0
	08/2017			1,535	TRY	5,879	116	0
	09/2017			3,777	TWD	113,992	0	(27)
UAG	07/2017		GBP	1,284	$	1,647	0	(25)
	07/2017		$	2,984	CNH	20,704	70	0
	07/2017	†		25,061	GBP	19,555	408	0
	07/2017			8,576	INR	558,100	45	0
	08/2017	†	GBP	19,555	$	25,084	0	(408)
	08/2017	†	$	10,152	EUR	9,283	473	0
	09/2017		HKD	18,888	$	2,428	3	0

Total Forward Foreign Currency Contracts							$4,202	$(5,687)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
MYI	Put - OTC S&P 500 U&I @ 2,065.160	10Y USISDA 1.865	07/20/2017	9,695	$249	$3
	Put - OTC S&P 500 U&I @ 2,264.940	10Y USISDA 2.670	05/03/2018	11,300	266	156

					$515	$159

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$3,700	$371	$80
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,700	371	446
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	18,800	214	299
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	24,600	285	359
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	2,200	220	47
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,200	220	265

							$1,681	$1,496

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EURO STOXX 50	3,156.850	12/15/2017	EUR	3	$159	$11

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	$68.000	07/06/2017	$8,000	$0	$0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	73.000	07/06/2017	23,000	1	0
					$1	$0

Total Purchased Options					$2,356	$1,666

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC GBP versus USD	$1.265	07/05/2017	GBP	2,100	$(12)	$0
MSB	Put - OTC GBP versus USD	1.266	07/06/2017		3,400	(21)	0

						$(33)	$0

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$200	$(2)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,900	(87)	(22)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$700	(5)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		5,400	(14)	28
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		5,400	(14)	18
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		7,200	(81)	(30)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		3,200	(59)	(18)

							$(262)	$(24)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$10,600	$(93)	$(3)
	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	10,600	(92)	(104)

							$(185)	$(107)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CLCAL18 †	$46.000	07/17/2017	$72	$(43)	$(22)
	Call - OTC CLCAL18 †	53.000	07/17/2017	72	(18)	(2)
CBK	Put - OTC NGCAL18 †	2.950	07/26/2017	108,000	(38)	(52)
	Call - OTC NGCAL18 †	3.300	07/26/2017	108,000	(33)	(6)
GST	Put - OTC NGCAL18 †	2.950	07/26/2017	60,000	(25)	(29)
	Call - OTC NGCAL18 †	3.300	07/26/2017	60,000	(26)	(3)
MYC	Put - OTC NGCAL18 †	2.950	07/26/2017	120,000	(40)	(58)
	Call - OTC NGCAL18 †	3.300	07/26/2017	120,000	(40)	(6)
SOG	Call - OTC Natural Gas September Futures †	0.200	09/26/2017	300	(14)	(4)
	Put - OTC Natural Gas September Futures †	0.350	09/26/2017	300	(11)	(11)

					$(288)	$(193)

Options on Exchange-Traded Funds

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC MSCI Emerging Markets Fund	$975.000	07/21/2017	$3	$(15)	$(13)
	Call - OTC MSCI Emerging Markets Fund	1,020.000	07/21/2017	2	(14)	(20)

					$(29)	$(33)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC Nikkei 225	19,000.000	07/14/2017	JPY	15	$(21)	$(3)
JPM	Call - OTC Bovespa	65,000.000	08/16/2017	BRL	0	(32)	(49)
						$(53)	$(52)

Total Written Options						$(850)	$(409)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 3Q17 †	$7.180	09/30/2017	98,400	$(28)	$(78)	$0	$(106)
	Pay	EURMARGIN 3Q17 †	7.300	09/30/2017	38,100	1	(38)	0	(37)
	Receive	EURMARGIN 4Q17 †	4.090	12/31/2017	85,500	27	155	182	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	106,800	(21)	186	165	0
	Pay	EURSIMP 3Q17 †	2.475	09/30/2017	57,600	(6)	(101)	0	(107)
	Receive	EURSIMP 4Q17 †	1.000	12/31/2017	19,200	0	48	48	0
	Receive	EURSIMP CAL17 †	0.550	12/31/2017	9,000	0	31	31	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	48,000	0	(362)	0	(362)
	Receive	NAPGASFO CAL18 †	12.700	12/31/2018	57,600	(1)	(160)	0	(161)
	Receive	OREXIO 1Q18 †	69.200	03/31/2018	16,800	0	(182)	0	(182)
	Receive	OREXIO 3Q17 †	61.500	09/30/2017	13,500	0	7	7	0
	Pay	OREXIO 4Q17 †	78.000	12/31/2017	2,100	0	39	39	0
	Receive	OREXIO 4Q18 †	63.700	12/31/2018	6,000	0	(50)	0	(50)
	Receive	PLATGOLD N7 †	238.250	07/07/2017	7,500	31	(621)	0	(590)
CBK	Pay	SLVRLND Index †	17.910	11/30/2017	290,000	0	349	349	0
GST	Pay	GOLDLNPM Index †	1,365.100	07/05/2017	2,700	362	(26)	336	0
	Receive	KCBT Wheat November Futures †	0.118	11/24/2017	1,056,200	41	(67)	0	(26)
	Pay	OREXIO 1Q18 †	72.300	03/31/2018	9,900	0	137	137	0
	Receive	OREXIO 1Q19 †	58.400	03/31/2019	9,900	0	(39)	0	(39)
	Pay	OREXIO 3Q17 †	78.650	09/30/2017	13,500	0	224	224	0
	Receive	OREXIO 3Q18 †	63.550	09/30/2018	13,500	0	(98)	0	(98)
	Receive	OREXIO 4Q17 †	59.700	12/31/2017	2,100	0	(1)	0	(1)
	Receive	OREXIO 4Q18 †	62.000	12/31/2018	1,800	0	(12)	0	(12)
	Receive	PLTMLNPM Index †	1,106.500	07/05/2017	2,700	(311)	(182)	0	(493)
JPM	Receive	EURMARGIN 2H17 †	5.070	12/31/2017	37,200	0	81	81	0
	Pay	EURMARGIN 3Q17 †	7.270	09/30/2017	92,610	(9)	(82)	0	(91)
	Receive	EURMARGIN 4Q17 †	3.900	12/31/2017	30,900	21	51	72	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	33,600	0	52	52	0
	Receive	EURSIMP 2H18 †	2.600	12/31/2018	39,000	0	0	0	0
	Pay	EURSIMP 4Q17 †	3.350	12/31/2017	39,000	0	0	0	0
	Receive	EURSIMP CAL17 †	0.770	12/31/2017	60,000	1	193	194	0
	Receive	HSFOEW 1Q18 †	14.500	03/31/2018	16,500	4	31	35	0
	Pay	Live Cattle August Futures †	120.000	08/04/2017	2,800,100	(30)	133	103	0
	Receive	Live Cattle October Futures †	116.290	08/04/2017	2,800,100	25	(56)	0	(31)
	Receive	NAPGASFO CAL17 †	15.900	12/31/2017	12,000	0	(88)	0	(88)
	Receive	NAPGASFO CAL18 †	12.000	12/31/2018	38,400	0	(105)	0	(105)
	Pay	OREXIO 1Q18 †	69.700	03/31/2018	6,900	0	78	78	0
	Receive	OREXIO 1Q19 †	55.900	03/31/2019	6,900	0	(10)	0	(10)
MAC	Receive	CAW Z7 †	0.450	11/15/2017	913,100	(47)	(191)	0	(238)
	Receive	CUAC 4Q17 †	36.800	12/31/2017	3,570,000	2	193	195	0
	Receive	EURMARGIN 2H18 †	5.580	12/31/2018	28,200	0	19	19	0
	Receive	EURMARGIN 4Q17 †	4.000	12/31/2017	26,700	12	47	59	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	84,000	(87)	(547)	0	(634)
MYC	Receive	EURMARGIN 2H18 †	5.770	12/31/2018	60,900	0	29	29	0
	Receive	EURMARGIN 2H18 †	5.810	12/31/2018	40,500	0	18	18	0
	Receive	EURMARGIN 2H18 †	5.980	12/31/2018	20,700	0	6	6	0
	Receive	EURMARGIN 3Q17 †	6.300	09/30/2017	19,800	0	39	39	0
	Pay	EURMARGIN 3Q17 †	7.270	09/30/2017	19,800	0	(20)	0	(20)
	Pay	EURMARGIN 3Q17 †	7.530	09/30/2017	18,300	0	(13)	0	(13)
	Receive	EURMARGIN 4Q17 †	4.740	12/31/2017	21,600	0	32	32	0
	Receive	EURMARGIN 4Q17 †	4.850	12/31/2017	66,900	27	65	92	0
	Pay	EURMARGIN 4Q17 †	5.820	12/31/2017	60,900	0	(25)	0	(25)
	Pay	EURMARGIN 4Q17 †	5.860	12/31/2017	20,700	0	(8)	0	(8)
	Pay	EURMARGIN 4Q17 †	5.900	12/31/2017	40,500	0	(13)	0	(13)
	Receive	EURMARGIN CAL17 †	5.550	12/31/2017	66,000	0	122	122	0
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	66,600	0	108	108	0
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	51,600	0	83	83	0
	Receive	EURMARGIN CAL17 †	5.900	12/31/2017	24,000	0	36	36	0
	Receive	EURSIMP 1Q18 †	2.519	03/31/2018	18,900	0	12	12	0
	Pay	EURSIMP 3Q17 †	3.219	09/30/2017	18,900	0	(21)	0	(21)
	Receive	EURSIMP CAL17 †	0.560	12/31/2017	48,000	0	165	165	0
	Receive	EURSIMP CAL17 †	0.780	12/31/2017	24,000	0	77	77	0
	Receive	EURSIMP CAL17 †	0.880	12/31/2017	12,000	0	38	38	0
	Pay	GOLDLNPM Index †	1,255.000	11/29/2018	6,300	0	(83)	0	(83)
	Pay	GOLDLNPM Index †	1,266.200	11/29/2018	5,600	0	(12)	0	(12)
	Pay	GOLDLNPM Index †	1,289.000	11/29/2018	6,400	0	129	129	0
	Pay	SLVRLND Index †	17.938	11/29/2017	145,000	0	179	179	0
SOG	Pay	EURMARGIN 3Q17 †	7.150	09/30/2017	18,000	0	(20)	0	(20)
	Pay	EURMARGIN 4Q17 †	6.050	12/31/2017	30,300	0	0	0	0
UAG	Pay	GOLDLNPM Index †	1,223.100	12/01/2017	6,900	0	(182)	0	(182)
	Pay	SLVRLND Index †	17.660	12/01/2017	140,000	0	129	129	0
	Pay	SLVRLND Index †	17.766	12/01/2017	135,000	0	139	139	0
	Pay	SLVRLND Index †	18.027	12/01/2017	140,000	0	180	180	0

						$14	$147	$4,019	$(3,858)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	06/20/2021	1.885%	$200	$(17)	$11	$0	$(6)
	Mexico Government International Bond	1.000	06/20/2021	0.837	300	(7)	9	2	0
	Russia Government International Bond	1.000	12/20/2021	1.529	2,500	(79)	24	0	(55)
DUB	Brazil Government International Bond	1.000	06/20/2021	1.885	500	(43)	27	0	(16)
FBF	Mexico Government International Bond	1.000	06/20/2021	0.837	1,200	(32)	40	8	0
HUS	Brazil Government International Bond	1.000	06/20/2022	2.376	1,100	(71)	2	0	(69)
	Mexico Government International Bond	1.000	06/20/2021	0.837	1,600	(39)	49	10	0
JPM	Russia Government International Bond	1.000	06/20/2021	1.333	700	(43)	34	0	(9)

						$(331)	$196	$20	$(155)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	11/17/2059	$3,200	$(95)	$22	$0	$(73)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	500	(16)	16	0	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,600	(121)	105	0	(16)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,300	(142)	111	0	(31)
MYC	CMBX.NA.AAA.10 Index	0.500	11/17/2059	13,300	(440)	138	0	(302)
UAG	CMBX.NA.AAA.10 Index	0.500	11/17/2059	5,200	(151)	33	0	(118)

					$(965)	$425	$0	$(540)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CPTFEMU	0.806%	04/15/2021	EUR 4,400	$0	$107	$107	$0
MYC	Pay	CPURNSA	1.788	07/18/2026	$ 3,600	0	(86)	0	(86)
	Pay	CPURNSA	1.800	07/20/2026	9,900	0	(224)	0	(224)
	Pay	CPURNSA	1.805	09/20/2026	900	0	(20)	0	(20)

						$0	$(223)	$107	$(330)

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	175	1-Month USD-LIBOR plus a specified spread	08/24/2017	$1,690	$0	$(25)	$0	$(25)
	Receive	DWRTFT Index	470	1-Month USD-LIBOR plus a specified spread	11/08/2017	4,538	0	(67)	0	(67)
BPS	Receive	BCOMF1T Index †	142,304	0.0115%	08/15/2017	45,710	0	957	957	0
	Pay	BCOMTR Index †	147,573	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	24,224	0	(504)	0	(504)
	Pay	SPGCINP Index †	36,666	(0.050)%	08/15/2017	6,162	0	(318)	0	(318)
CBK	Receive	BCOMF1T Index †	1,036	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	333	0	7	7	0
	Receive	BCOMTR Index †	144,717	0.0113%	08/15/2017	23,755	0	494	494	0
	Receive	BCOMERF211A Index †	242,779	0.0024	02/15/2018	57,355	0	1,138	1,138	0
	Receive	BCOMERF311A Index †	219,174	0.0024	02/15/2018	58,417	0	1,098	1,098	0
	Pay	BCOMF2 Index †	311,184	0.070%	02/15/2018	57,044	0	(1,161)	0	(1,161)
	Pay	BCOMF3 Index †	299,447	0.070%	02/15/2018	57,030	0	(1,112)	0	(1,112)
FBF	Receive	BCOMTR Index †	9,001	0.011%	08/15/2017	1,478	0	31	31	0
	Receive	DWRTFT Index	668	1-Month USD-LIBOR plus a specified spread	08/24/2017	6,450	0	(48)	0	(48)
	Receive	DWRTFT Index	1,992	1-Month USD-LIBOR plus a specified spread	11/08/2017	19,234	0	(285)	0	(285)
GLM	Receive	BCOMF1T Index †	28,270	0.0115%	08/15/2017	9,081	0	190	190	0
	Receive	BCOMTR Index †	21,527	0.0113%	08/15/2017	3,534	0	142	142	0
GST	Receive	BCOMGC Index †	473,395	0.070%	08/15/2017	72,606	0	(714)	0	(714)
	Pay	SPGCINP Index †	6,624	(0.050)%	08/15/2017	1,113	0	(57)	0	(57)
JPM	Receive	BCOMF1T Index †	421,176	0.0116%	08/15/2017	135,288	0	2,832	2,832	0
	Pay	BCOMTR Index †	110,320	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	18,109	0	(377)	0	(377)
	Receive	JMABDEW2 Index †	26,997	0.300%	08/15/2017	21,757	0	(210)	0	(210)
	Receive	JMABFNJ1 Index †	249,977	0.700%	08/15/2017	24,863	0	(435)	0	(435)
	Receive	JMABNIC4 Index †	66,286	0.170%	08/15/2017	24,118	0	593	593	0
	Pay	SPGCINP Index †	6,570	(0.050)%	08/15/2017	1,104	0	(57)	0	(57)
MAC	Receive	BCOMTR2 Index †	7,527	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	657	0	14	14	0
	Receive	MQCP563E Index †	98,186	0.950%	08/15/2017	12,936	0	(42)	0	(42)
MYI	Receive	DWRTFT Index	312	1-Month USD-LIBOR plus a specified spread	06/07/2018	2,997	0	(29)	0	(29)

							$0	$2,055	$7,496	$(5,441)

VOLATILITY SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index	(8) †	7.563%	01/07/2021	$4,000	$0	$141	$141	$0

Total Swap Agreements							$(1,282)	$2,741	$11,783	$(10,324)

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(8)	Variance Swap

(o)	Securities with an aggregate market value of $4,653 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$70,550	$0	$70,550
Industrials	0	16,926	0	16,926
Utilities	0	14,500	0	14,500
Municipal Bonds & Notes
West Virginia	0	167	0	167
U.S. Government Agencies	0	4,161	0	4,161
U.S. Treasury Obligations	0	719,509	0	719,509
Non-Agency Mortgage-Backed Securities	0	18,389	0	18,389
Asset-Backed Securities	0	48,338	0	48,338
Sovereign Issues	0	88,464	0	88,464
Common Stocks
Consumer Discretionary	3,085	0	0	3,085
Energy	4,772	0	0	4,772
Financials	1,048	0	0	1,048
Health Care	3,221	0	0	3,221
Information Technology	3,258	0	0	3,258
Exchange-Traded Funds	18,005	0	0	18,005
Real Estate Investment Trusts
Real Estate	77,402	0	0	77,402
Short-Term Instruments
Certificates of Deposit	0	25,643	0	25,643
Repurchase Agreements	0	199,564	0	199,564
Argentina Treasury Bills	0	9,233	0	9,233
Mexico Treasury Bills	0	2,364	0	2,364
U.S. Treasury Bills	0	269	0	269
	$110,791	$1,218,077	$0	$1,328,868

Investments in Affiliates, at Value
Mutual Funds	115,724	0	0	115,724
Short-Term Instruments
Central Funds Used for Cash Management Purposes	17,945	0	0	17,945
	$133,669	$0	$0	$133,669

Total Investments	$244,460	$1,218,077	$0	$1,462,537

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,197)	$0	$(4,197)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13,490	2,334	0	15,824
Over the counter	0	17,481	170	17,651
	$13,490	$19,815	$170	$33,475

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15,266)	(1,738)	0	(17,004)
Over the counter	0	(16,242)	(178)	(16,420)

	$(15,266)	$(17,980)	$(178)	$(33,424)

Total Financial Derivative Instruments	$(1,776)	$1,835	$(8)	$51

Totals	$242,684	$1,215,715	$(8)	$1,458,391

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.3%
AABS Ltd.
4.875% due 01/10/2038		$10,509	$10,490
Almonde, Inc.
4.736% due 06/13/2024		1,000	1,001
Ancestry.com Operations, Inc.
4.340% due 10/19/2023		7,920	8,003
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020		3,943	3,963
Avolon Holdings Ltd.
3.962% due 03/20/2022		9,000	9,090
Awas Aviation Capital Ltd.
TBD% due 05/31/2019		17,900	17,900
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (h)		16,500	16,807
BWAY Holding Co.
4.326% due 04/03/2024		1,600	1,601
CenturyLink, Inc.
1.375% due 01/31/2025		33,800	33,474
Charter Communications Operating LLC
3.230% due 01/15/2022		7,949	7,979
3.480% due 01/15/2024		296	298
CPG International, Inc.
5.046% due 05/03/2024		8,917	8,926
Delos Finance SARL
3.546% due 10/06/2023		38,100	38,342
Delta Air Lines, Inc.
3.052% due 09/30/2019 (h)		18,982	18,983
3.180% due 05/09/2019 (h)		3,878	3,873
Diamond Resorts Corp.
7.226% due 08/11/2023		1,489	1,501
DJO Finance LLC
4.301% - 4.476% due 06/08/2020		992	983
Endo Luxembourg Finance Co. SARL
5.500% due 04/29/2024		27,600	27,865
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018		40,200	40,368
4.295% due 06/30/2017		102,438	102,646
Fortress Investment Group LLC
TBD% due 06/02/2022		6,000	6,042
Gardner Denver, Inc.
4.546% due 07/30/2020		1,811	1,818
Gavilan Resources LLC
7.076% due 03/01/2024		4,300	4,096
Harbour Aircraft Investments Ltd.
4.703% due 07/15/2041		11,598	11,583
HCA, Inc.
3.226% due 03/17/2023		247	248
Helix Gen Funding LLC
4.960% due 06/02/2024		1,246	1,256
Ineos Finance PLC
3.250% due 04/01/2024	EUR	3,483	4,013
Las Vegas Sands LLC
3.230% due 03/29/2024		$100,939	101,173
Lightstone Generation LLC
5.724% due 01/30/2024		6,370	6,235
Limetree Bay Terminals LLC
6.159% - 8.250% due 02/15/2024		1,297	1,310
MA FinanceCo. LLC
3.964% due 04/26/2024		658	659
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (h)		13,423	13,222
5.860% - 6.110% due 06/24/2021 (h)		8,398	8,458
Petrobras Netherlands BV
TBD% - 3.281% due 05/10/2022		5,100	4,995
PetSmart, Inc.
4.220% due 03/11/2022		800	745
Post Holdings, Inc.
TBD% due 05/24/2024		1,300	1,303
Restaurant Brands International, Inc.
3.476% - 3.546% due 02/16/2024		1,297	1,296
Rise Ltd.
4.750% due 01/31/2021 (h)		7,108	7,132
RPI Finance Trust
3.296% due 03/27/2023		14,806	14,879
Seattle Spinco, Inc.
4.030% due 03/14/2018		4,442	4,447

Sequa Mezzanine Holdings LLC
6.672% due 11/28/2021		6,400	6,460
Tempo Acquisition LLC
4.060% due 05/01/2024		3,900	3,913
TEX Operations Co. LLC
3.795% due 08/04/2023		1,673	1,659
3.976% due 08/04/2023		7,298	7,236
Valeant Pharmaceuticals International, Inc.
5.830% due 04/01/2022		829	841
VFH Parent LLC
TBD% due 10/15/2021		700	706
Vistra Operations Co. LLC
4.459% - 4.488% due 12/14/2023		995	997
Westmoreland Coal Co.
7.796% due 12/16/2020		1,295	1,151
Yum! Brands, Inc.
3.209% due 06/16/2023		3,375	3,392

Total Loan Participations and Assignments (Cost $573,285)			575,358

CORPORATE BONDS & NOTES 69.4%
BANKING & FINANCE 35.5%
ABN AMRO Bank NV
6.250% due 09/13/2022		9,475	9,553
AerCap Ireland Capital DAC
3.750% due 05/15/2019		500	514
4.625% due 10/30/2020		6,900	7,338
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	500	619
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		$5,000	5,172
4.300% due 01/15/2026		12,535	13,153
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,097
Ally Financial, Inc.
8.000% due 11/01/2031		9,100	11,193
Alpha Star Holding Ltd.
4.970% due 04/09/2019		9,900	9,952
American Equity Investment Life Holding Co.
5.000% due 06/15/2027		1,800	1,852
American Express Credit Corp.
2.700% due 03/03/2022		700	706
American Financial Group, Inc.
3.500% due 08/15/2026		10,900	10,819
American International Group, Inc.
4.375% due 01/15/2055		4,000	3,872
4.500% due 07/16/2044		10,250	10,478
6.250% due 05/01/2036		1,200	1,507
American Tower Corp.
3.550% due 07/15/2027		4,300	4,260
4.000% due 06/01/2025		21,300	22,101
4.400% due 02/15/2026		1,581	1,660
Athene Global Funding
2.529% due 07/01/2022 (a)		5,000	5,030
4.000% due 01/25/2022		7,200	7,483
AvalonBay Communities, Inc.
3.350% due 05/15/2027		6,200	6,227
Aviation Capital Group Corp.
4.625% due 01/31/2018		11,600	11,781
6.750% due 04/06/2021		700	795
7.125% due 10/15/2020		10,050	11,424
Aviation Loan Trust
3.356% due 12/15/2022		3,279	3,067
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (g)	EUR	4,400	5,211
8.875% due 04/14/2021 (g)		8,200	10,750
Banco de Credito e Inversiones
3.000% due 09/13/2017		$600	600
Banco do Brasil S.A.
6.250% due 04/15/2024 (g)		1,900	1,626
9.000% due 06/18/2024 (g)		5,543	5,640
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027		9,600	9,626
Banco Mercantil del Norte S.A.
7.625% due 12/31/2099 (a)		3,800	3,942
Banco Santander S.A.
6.250% due 09/11/2021 (g)	EUR	10,100	11,974
Bank of America Corp.
2.153% due 04/24/2023		$17,700	17,777
3.300% due 01/11/2023		1,125	1,148
3.705% due 04/24/2028		15,800	15,939
3.875% due 08/01/2025		14,000	14,500
4.000% due 04/01/2024		15,800	16,572
4.100% due 07/24/2023		2,579	2,733

4.382% due 10/21/2025	MXN	50,000	3,334
5.650% due 05/01/2018		$21,045	21,710
5.750% due 12/01/2017		2,075	2,110
6.000% due 09/01/2017		22,130	22,283
6.400% due 08/28/2017		15,528	15,639
6.875% due 04/25/2018		56,292	58,591
Bank of New York Mellon Corp.
3.000% due 02/24/2025		7,000	6,995
3.250% due 05/16/2027		2,000	2,020
4.625% due 09/20/2026 (g)		4,600	4,651
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020		19,600	19,634
2.850% due 09/08/2021		13,950	14,099
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		10,000	10,002
Barclays Bank PLC
7.625% due 11/21/2022		35,971	41,209
14.000% due 06/15/2019 (g)	GBP	400	634
Barclays PLC
2.780% due 01/10/2023		$8,000	8,165
3.200% due 08/10/2021		3,200	3,249
3.295% due 08/10/2021		1,900	1,994
3.650% due 03/16/2025		1,000	999
4.375% due 01/12/2026		30,065	31,300
7.250% due 03/15/2023 (g)	GBP	7,565	10,427
7.875% due 09/15/2022 (g)		200	282
8.000% due 12/15/2020 (g)	EUR	8,150	10,239
8.250% due 12/15/2018 (g)		$6,600	7,013
Bear Stearns Cos. LLC
6.400% due 10/02/2017		9,000	9,104
7.250% due 02/01/2018		38,710	39,928
BGC Partners, Inc.
5.125% due 05/27/2021		21,000	22,151
5.375% due 12/09/2019		13,550	14,280
BlackRock, Inc.
3.375% due 06/01/2022		2,800	2,923
Blackstone CQP Holdco LP
6.500% due 03/20/2021		60,932	61,269
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		3,700	3,731
5.000% due 06/15/2044		3,900	4,258
BNP Paribas S.A.
7.375% due 08/19/2025 (g)		34,370	38,280
BPCE S.A.
4.500% due 03/15/2025		10,700	11,017
5.150% due 07/21/2024		7,300	7,811
5.700% due 10/22/2023		1,700	1,895
Brighthouse Financial, Inc.
3.700% due 06/22/2027		6,600	6,512
Brighthouse Holdings LLC
6.500% due 07/27/2037 (g)		8,000	7,871
Brixmor Operating Partnership LP
3.250% due 09/15/2023		4,700	4,600
3.850% due 02/01/2025		4,875	4,819
4.125% due 06/15/2026		3,900	3,885
Brookfield Finance LLC
4.000% due 04/01/2024		17,000	17,459
Cantor Fitzgerald LP
6.500% due 06/17/2022		350	392
7.875% due 10/15/2019		26,675	29,387
Capital One Financial Corp.
1.941% due 05/12/2020		9,800	9,852
CBL & Associates LP
5.250% due 12/01/2023		1,500	1,465
5.950% due 12/15/2026 (j)		4,400	4,365
Chubb INA Holdings, Inc.
2.300% due 11/03/2020		700	704
3.350% due 05/03/2026		7,000	7,168
CIT Group, Inc.
5.000% due 08/15/2022		3,518	3,799
5.000% due 08/01/2023		5,301	5,725
5.375% due 05/15/2020		100	108
5.800% due 06/15/2022 (g)		1,700	1,777
Citigroup, Inc.
1.945% due 01/10/2020		36,100	36,374
2.116% due 04/25/2022		2,000	2,013
2.150% due 06/07/2019		27,300	27,562
2.360% due 08/02/2021		15,100	15,346
2.900% due 12/08/2021		15,700	15,874
3.200% due 10/21/2026		22,600	22,008
3.400% due 05/01/2026		2,200	2,181
3.700% due 01/12/2026		17,100	17,328
4.281% due 04/24/2048		7,000	7,203
6.300% due 05/15/2024 (g)		12,200	13,008
8.125% due 07/15/2039		2,786	4,296

CME Group, Inc.
3.000% due 03/15/2025		3,300	3,333
5.300% due 09/15/2043		6,400	7,985
CoBank ACB
6.250% due 10/01/2026 (g)		9,300	10,260
Compass Bank
2.875% due 06/29/2022		8,100	8,077
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,123
4.625% due 05/23/2029	GBP	9,600	14,364
6.625% due 06/29/2021 (g)	EUR	1,000	1,273
6.875% due 03/19/2020		15,300	20,548
Corporate Office Properties LP
5.000% due 07/01/2025		$13,800	14,601
Countrywide Capital
8.050% due 06/15/2027		12,000	15,374
Credit Agricole S.A.
2.479% due 07/01/2021		3,000	3,065
7.875% due 01/23/2024 (g)		11,900	13,119
8.125% due 09/19/2033		9,000	9,593
Credit Suisse AG
6.500% due 08/08/2023		38,555	43,448
Credit Suisse Group AG
3.574% due 01/09/2023		18,300	18,783
7.500% due 12/11/2023 (g)		1,100	1,236
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		1,750	1,784
3.448% due 04/16/2021		14,400	15,116
3.750% due 03/26/2025		6,400	6,478
3.800% due 09/15/2022		20,000	20,802
3.800% due 06/09/2023		15,800	16,308
Crown Castle International Corp.
3.400% due 02/15/2021		800	822
3.700% due 06/15/2026		1,200	1,213
4.000% due 03/01/2027		3,100	3,197
4.450% due 02/15/2026		7,100	7,555
5.250% due 01/15/2023		3,953	4,396
CyrusOne LP
5.375% due 03/15/2027		200	209
DBS Group Holdings Ltd.
1.709% due 06/08/2020		3,200	3,211
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (g)		7,000	7,306
Deutsche Bank AG
4.250% due 10/14/2021		50,000	52,404
Digital Realty Trust LP
3.400% due 10/01/2020		9,100	9,339
Discover Financial Services
4.100% due 02/09/2027		5,450	5,471
Doctors Co.
6.500% due 10/15/2023		12,300	13,643
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,994	4,149
E*TRADE Financial Corp.
5.875% due 09/15/2026 (g)		9,700	10,331
Education Realty Operating Partnership LP
4.600% due 12/01/2024		6,200	6,313
EPR Properties
4.500% due 04/01/2025		3,900	3,960
4.750% due 12/15/2026		3,200	3,295
ERP Operating LP
2.375% due 07/01/2019		5,200	5,233
4.500% due 06/01/2045		400	427
Essex Portfolio LP
3.375% due 04/15/2026		11,400	11,203
3.500% due 04/01/2025		1,875	1,878
3.875% due 05/01/2024		3,900	4,028
Exela Intermediate LLC
10.000% due 07/15/2023 (a)		2,200	2,178
Exeter Finance Corp.
9.750% due 05/20/2019		5,500	5,363
FBM Finance, Inc.
8.250% due 08/15/2021		2,200	2,368
Fidelity National Financial, Inc.
5.500% due 09/01/2022		22,440	23,882
First American Financial Corp.
4.300% due 02/01/2023		10,900	11,208
4.600% due 11/15/2024		5,115	5,240
First Gulf Bank PJSC
3.250% due 01/14/2019		4,700	4,770
First Republic Bank
2.375% due 06/17/2019		2,275	2,288
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		16,300	17,387
Ford Motor Credit Co. LLC
2.011% due 08/12/2019		500	501

2.240% due 06/15/2018		11,590	11,621
2.375% due 01/16/2018		4,960	4,976
5.000% due 05/15/2018		25,915	26,584
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		4,000	4,034
4.418% due 11/15/2035		43,626	47,623
General Motors Financial Co., Inc.
3.200% due 07/13/2020		18,000	18,352
Genworth Holdings, Inc.
6.515% due 05/22/2018		3,900	3,915
Global Bank Corp.
4.500% due 10/20/2021		2,500	2,565
Goldman Sachs Group, Inc.
2.268% due 06/05/2023		23,300	23,331
2.352% due 11/15/2021		29,500	29,788
2.959% due 02/25/2021		25,000	25,927
3.500% due 01/23/2025		21,000	21,250
3.750% due 05/22/2025		23,115	23,711
5.750% due 01/24/2022		18,915	21,307
5.950% due 01/18/2018		30,911	31,606
6.150% due 04/01/2018		36,113	37,279
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,500	7,268
Goodman U.S. Finance One LLC
6.375% due 04/15/2021		3,800	4,258
Grupo Aval Ltd.
4.750% due 09/26/2022		3,331	3,398
Hartford Financial Services Group, Inc.
5.125% due 04/15/2022		1,200	1,333
Highwoods Realty LP
3.875% due 03/01/2027		1,100	1,102
Hospitality Properties Trust
4.500% due 06/15/2023		1,200	1,259
5.000% due 08/15/2022		3,500	3,755
Host Hotels & Resorts LP
3.875% due 04/01/2024		5,600	5,703
4.000% due 06/15/2025		5,250	5,356
6.000% due 10/01/2021		6,100	6,809
HSBC Bank PLC
4.125% due 08/12/2020		19,878	20,998
HSBC Holdings PLC
2.950% due 05/25/2021		1,500	1,520
3.459% due 03/08/2021		8,300	8,752
3.600% due 05/25/2023		8,000	8,273
4.300% due 03/08/2026		34,300	36,543
6.000% due 09/29/2023 (g)	EUR	18,035	23,148
7.350% due 11/27/2032		$692	909
HSBC USA, Inc.
2.250% due 06/23/2019		7,000	7,036
2.350% due 03/05/2020		5,250	5,282
Hyundai Capital Services, Inc.
3.000% due 03/06/2022		3,000	2,991
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		18,750	18,808
ING Bank NV
1.650% due 08/15/2019		2,300	2,278
ING Groep NV
6.500% due 04/16/2025 (g)		3,800	4,003
Intercontinental Exchange, Inc.
2.750% due 12/01/2020		2,300	2,345
3.750% due 12/01/2025		1,600	1,677
4.000% due 10/15/2023		2,000	2,107
International Lease Finance Corp.
3.875% due 04/15/2018		10,000	10,154
7.125% due 09/01/2018		10,860	11,497
8.250% due 12/15/2020		400	472
8.625% due 01/15/2022		14,300	17,624
8.875% due 09/01/2017		2,400	2,432
Intesa Sanpaolo SpA
3.875% due 01/16/2018		2,800	2,826
3.875% due 01/15/2019		1,300	1,333
5.017% due 06/26/2024		6,890	6,998
5.710% due 01/15/2026		10,000	10,577
7.750% due 01/11/2027 (g)	EUR	5,500	6,976
Jackson National Life Global Funding
2.023% due 06/27/2022		$3,500	3,524
2.500% due 06/27/2022		7,300	7,252
Jefferies Finance LLC
6.875% due 04/15/2022		750	752
7.375% due 04/01/2020		18,225	18,772
7.500% due 04/15/2021		800	834
Jefferies LoanCore LLC
6.875% due 06/01/2020		20,870	21,079
JPMorgan Chase & Co.
2.056% due 04/25/2023		40,000	40,059
3.220% due 03/01/2025		14,500	14,516

3.300% due 04/01/2026		14,203	14,121
3.540% due 05/01/2028		25,000	25,169
3.900% due 07/15/2025		7,150	7,465
4.250% due 10/15/2020		800	850
6.100% due 10/01/2024 (g)		8,900	9,668
6.125% due 04/30/2024 (g)		5,500	5,947
6.750% due 02/01/2024 (g)		100	114
7.900% due 04/30/2018 (g)		32,723	34,056
JPMorgan Chase Bank N.A.
6.000% due 07/05/2017		21,210	21,210
6.000% due 10/01/2017		14,329	14,476
KBC Bank NV
8.000% due 01/25/2023		9,400	9,692
Kilroy Realty LP
3.800% due 01/15/2023		4,800	4,952
4.375% due 10/01/2025		4,900	5,148
KIRS Midco PLC
8.625% due 07/15/2023		13,100	13,313
KSA Sukuk Ltd.
2.894% due 04/20/2022		13,800	13,839
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,639
LeasePlan Corp. NV
2.500% due 05/16/2018		1,600	1,605
2.875% due 01/22/2019		2,730	2,740
3.000% due 10/23/2017		15,250	15,298
Legg Mason, Inc.
2.700% due 07/15/2019		6,300	6,356
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		3,403	221
Lifestorage, LP
3.500% due 07/01/2026		4,300	4,123
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	3,700	4,539
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	1,200	2,112
Lloyds Banking Group PLC
3.000% due 01/11/2022		$3,000	3,032
7.625% due 06/27/2023 (g)	GBP	8,898	12,854
7.875% due 06/27/2029 (g)		10,352	15,819
Manulife Financial Corp.
4.150% due 03/04/2026		$550	583
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,580
3.500% due 03/10/2025		10,750	11,052
MetLife Capital Trust
7.875% due 12/15/2067		2,000	2,710
MetLife, Inc.
10.750% due 08/01/2069		4,000	6,670
Mid-America Apartments LP
3.600% due 06/01/2027		300	299
3.750% due 06/15/2024		150	154
4.300% due 10/15/2023		25,485	27,008
Mitsubishi UFJ Financial Group, Inc.
2.296% due 09/13/2021		52,100	52,808
2.998% due 02/22/2022		4,000	4,062
3.082% due 03/01/2021		28,000	29,242
Mizuho Bank Ltd.
2.150% due 10/20/2018		2,000	2,003
Mizuho Financial Group, Inc.
2.376% due 09/13/2021		5,200	5,276
2.632% due 04/12/2021		8,000	8,003
Morgan Stanley
1.982% due 02/14/2020		3,000	3,013
2.336% due 01/20/2022		15,000	15,158
2.373% due 05/08/2024		11,900	11,971
2.750% due 05/19/2022		20,000	20,007
3.125% due 07/27/2026		1,000	973
3.875% due 01/27/2026		18,000	18,553
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		7,000	6,890
Nasdaq, Inc.
3.850% due 06/30/2026		10,000	10,166
Nationwide Building Society
3.900% due 07/21/2025		1,200	1,256
10.250% due 06/29/2049 (g)	GBP	26	5,153
Navient Corp.
4.875% due 06/17/2019		$300	313
5.875% due 03/25/2021		3,400	3,604
6.500% due 06/15/2022		12,800	13,600
6.625% due 07/26/2021		800	863
7.250% due 01/25/2022		700	767
8.000% due 03/25/2020		1,200	1,344
Neuberger Berman Group LLC
4.500% due 03/15/2027		7,800	8,181

Novo Banco S.A.
5.000% due 04/23/2019	EUR	1,000	942
5.000% due 05/14/2019		3,409	3,212
5.000% due 05/21/2019		3,000	2,827
5.000% due 05/23/2019		2,500	2,356
Old Republic International Corp.
3.875% due 08/26/2026		$19,410	19,440
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		8,075	8,289
4.500% due 01/15/2025		2,200	2,231
4.500% due 04/01/2027		3,300	3,306
4.950% due 04/01/2024		700	734
5.250% due 01/15/2026		7,300	7,768
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800	7,256
OneMain Financial Holdings LLC
6.750% due 12/15/2019		8,500	8,957
7.250% due 12/15/2021		4,117	4,357
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		2,000	2,030
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		900	907
Physicians Realty LP
4.300% due 03/15/2027		4,100	4,164
Pinnacol Assurance
8.625% due 06/25/2034 (h)		6,000	6,491
Preferred Term Securities Ltd.
1.817% due 03/24/2034		28	26
Prologis LP
4.000% due 01/15/2018		2,000	2,013
Protective Life Global Funding
1.575% due 03/29/2019		5,000	5,007
1.999% due 09/14/2021		15,600	15,192
Provident Funding Associates LP
6.375% due 06/15/2025		2,100	2,158
6.750% due 06/15/2021		500	517
Prudential PLC
5.700% due 12/19/2063	GBP	900	1,342
QNB Finance Ltd.
2.750% due 10/31/2018		$1,800	1,796
Radian Group, Inc.
5.250% due 06/15/2020		3,100	3,302
RCI Banque S.A.
3.500% due 04/03/2018		2,500	2,530
Regency Centers LP
3.600% due 02/01/2027		2,200	2,189
4.400% due 02/01/2047		1,000	998
Reliance Standard Life Global Funding
3.050% due 01/20/2021		1,900	1,922
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027		2,100	2,068
Rio Oil Finance Trust
9.250% due 07/06/2024		11,268	11,496
9.750% due 01/06/2027		14,043	14,394
Royal Bank of Canada
2.100% due 10/14/2020		2,000	1,998
Royal Bank of Scotland Group PLC
2.652% due 05/15/2023		3,000	3,026
4.800% due 04/05/2026		7,900	8,409
8.625% due 08/15/2021 (g)		18,550	20,266
Santander UK Group Holdings PLC
2.875% due 10/16/2020		6,700	6,809
2.875% due 08/05/2021		23,900	23,976
4.750% due 09/15/2025		38,961	40,473
5.625% due 09/15/2045		900	1,020
7.375% due 06/24/2022 (g)	GBP	2,630	3,606
Santander UK PLC
5.000% due 11/07/2023		$2,600	2,796
SL Green Realty Corp.
4.500% due 12/01/2022		10,550	10,876
5.000% due 08/15/2018		6,000	6,160
SLM Corp.
5.125% due 04/05/2022		3,300	3,374
Spirit Realty LP
4.450% due 09/15/2026		7,000	6,665
Springleaf Finance Corp.
5.250% due 12/15/2019		10,875	11,338
7.750% due 10/01/2021		5,000	5,613
8.250% due 12/15/2020		3,600	4,050
StanCorp Financial Group, Inc.
3.712% due 06/01/2067		5,300	4,916
Stearns Holdings LLC
9.375% due 08/15/2020		10,200	10,557
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	7,650	10,354

Sumitomo Mitsui Financial Group, Inc.
2.298% due 10/19/2021		$35,000	35,632
2.901% due 03/09/2021		30,000	30,919
2.934% due 03/09/2021		5,900	5,996
SURA Asset Management S.A.
4.375% due 04/11/2027		1,700	1,721
Suzano Austria GmbH
5.750% due 07/14/2026		3,800	3,943
Synchrony Financial
2.402% due 02/03/2020		13,350	13,456
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		43,400	44,051
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	3,433	4,827
5.661% due 10/13/2041		3,159	4,507
5.744% due 04/13/2040		2,834	4,094
5.801% due 10/13/2040		3,244	4,697
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024		$4,200	4,353
Trust F
5.250% due 12/15/2024		2,000	2,093
5.250% due 01/30/2026		10,660	11,081
U.S. Bancorp
5.300% due 04/15/2027 (g)		14,000	14,945
UBS AG
1.799% due 06/08/2020		47,700	47,798
4.750% due 05/22/2023		39,157	39,995
5.125% due 05/15/2024		21,530	22,796
7.625% due 08/17/2022		40,917	48,139
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		10,000	10,494
4.253% due 03/23/2028		6,500	6,805
UDR, Inc.
3.700% due 10/01/2020		3,000	3,092
3.750% due 07/01/2024		1,125	1,154
4.000% due 10/01/2025		14,200	14,712
Ventas Realty LP
3.850% due 04/01/2027		8,600	8,663
VEREIT Operating Partnership LP
3.000% due 02/06/2019		5,195	5,249
4.125% due 06/01/2021		4,300	4,507
4.875% due 06/01/2026		3,400	3,607
Visa, Inc.
3.150% due 12/14/2025		2,800	2,846
Vonovia Finance BV
3.200% due 10/02/2017		15,600	15,638
5.000% due 10/02/2023		1,100	1,166
WEA Finance LLC
2.700% due 09/17/2019		1,800	1,816
3.150% due 04/05/2022		2,900	2,919
3.250% due 10/05/2020		10,250	10,438
3.750% due 09/17/2024		5,805	5,888
Wells Fargo & Co.
2.112% due 02/11/2022		10,300	10,393
2.263% due 01/24/2023		42,150	42,624
2.402% due 10/31/2023		7,550	7,690
2.558% due 03/04/2021		23,550	24,236
3.000% due 04/22/2026		15,051	14,718
3.550% due 09/29/2025		19,850	20,205
3.584% due 05/22/2028		16,000	16,187
7.980% due 03/15/2018 (g)		5,013	5,231
Wells Fargo Bank N.A.
1.873% due 12/06/2019		7,500	7,590
1.893% due 01/22/2018		21,100	21,178
Welltower, Inc.
4.950% due 01/15/2021		2,500	2,689
6.125% due 04/15/2020		1,975	2,169
Weyerhaeuser Co.
3.250% due 03/15/2023		4,000	4,066
7.125% due 07/15/2023		2,026	2,417
7.375% due 10/01/2019		17,871	19,835
7.375% due 03/15/2032		22,984	31,729
7.950% due 03/15/2025		12,479	15,869
8.500% due 01/15/2025		11,314	15,138
WP Carey, Inc.
4.250% due 10/01/2026		7,400	7,493
4.600% due 04/01/2024		150	156

			3,832,662

INDUSTRIALS 26.4%
21st Century Fox America, Inc.
4.750% due 09/15/2044		125	132
Abbott Laboratories
2.900% due 11/30/2021		11,500	11,621

AbbVie, Inc.
2.300% due 05/14/2021		500	499
2.850% due 05/14/2023		29,435	29,405
3.600% due 05/14/2025		33,255	33,981
4.300% due 05/14/2036		5,000	5,110
4.400% due 11/06/2042		7,000	7,208
Activision Blizzard, Inc.
2.300% due 09/15/2021		2,500	2,486
3.400% due 09/15/2026		2,000	2,009
3.400% due 06/15/2027		4,800	4,788
6.125% due 09/15/2023		2,400	2,591
ADT Corp.
4.875% due 07/15/2032		2,100	1,848
Air Canada Pass-Through Trust
4.125% due 11/15/2026		8,435	8,793
5.375% due 11/15/2022		1,462	1,541
Aleris International, Inc.
9.500% due 04/01/2021		7,400	7,646
Alibaba Group Holding Ltd.
3.125% due 11/28/2021		21,600	22,069
Allergan Funding SCS
3.800% due 03/15/2025		7,100	7,356
3.850% due 06/15/2024		24,300	25,380
4.550% due 03/15/2035		12,302	13,181
4.750% due 03/15/2045		1,297	1,408
Alliance Data Systems Corp.
5.375% due 08/01/2022		3,400	3,451
5.875% due 11/01/2021		1,300	1,349
Altice Financing S.A.
7.500% due 05/15/2026		5,000	5,562
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,000	2,425
American Airlines Pass-Through Trust
3.375% due 11/01/2028		$4,520	4,554
3.650% due 02/15/2029		8,400	8,673
3.700% due 04/01/2028		3,131	3,213
4.000% due 01/15/2027		1,164	1,219
4.950% due 08/15/2026		2,400	2,478
5.250% due 07/31/2022		1,844	1,959
Amgen, Inc.
3.625% due 05/22/2024		10,000	10,444
4.400% due 05/01/2045		2,800	2,892
4.663% due 06/15/2051		39,404	41,981
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		33,900	34,947
3.650% due 02/01/2026		33,400	34,476
4.700% due 02/01/2036		25,400	28,148
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		3,000	3,403
Anthem, Inc.
3.700% due 08/15/2021		6,000	6,264
4.650% due 01/15/2043		4,509	4,885
AP Moller - Maersk A/S
2.550% due 09/22/2019		5,800	5,843
Apple, Inc.
2.450% due 08/04/2026		28,000	26,833
2.850% due 05/11/2024		5,500	5,532
3.200% due 05/11/2027		3,900	3,942
3.350% due 02/09/2027		26,500	27,167
Ardagh Packaging Finance PLC
6.750% due 05/15/2024	EUR	800	1,023
Asciano Finance Ltd.
5.000% due 04/07/2018		$4,000	4,074
6.000% due 04/07/2023		7,000	7,730
Associated Materials LLC
9.000% due 01/01/2024		700	749
Becton Dickinson and Co.
2.253% due 06/06/2022		13,600	13,640
2.675% due 12/15/2019		3,000	3,039
Biogen, Inc.
5.200% due 09/15/2045		8,000	9,174
Block Communications, Inc.
6.875% due 02/15/2025		400	430
Boston Scientific Corp.
2.650% due 10/01/2018		326	329
3.375% due 05/15/2022		4,000	4,122
3.850% due 05/15/2025		26,798	27,722
Braskem Finance Ltd.
5.375% due 05/02/2022		6,100	6,313
Broadcom Corp.
3.625% due 01/15/2024		42,800	43,836
3.875% due 01/15/2027		5,000	5,145
Burger King Worldwide, Inc.
4.250% due 05/15/2024		3,800	3,786
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024		1,700	1,772

4.150% due 04/01/2045	2,500	2,624
4.450% due 03/15/2043	1,175	1,281
4.900% due 04/01/2044	2,562	3,001
5.400% due 06/01/2041	6,000	7,333
CA, Inc.
3.600% due 08/15/2022	700	709
4.700% due 03/15/2027	10,400	10,634
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022	200	217
CBS Corp.
3.375% due 02/15/2028 (a)	10,100	9,922
CDK Global, Inc.
4.875% due 06/01/2027	600	618
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	2,200	2,233
Cenovus Energy, Inc.
4.250% due 04/15/2027	7,300	6,969
5.250% due 06/15/2037	21,300	19,973
5.700% due 10/15/2019	11,350	11,985
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	500	525
Central Nippon Expressway Co. Ltd.
2.170% due 08/05/2019	400	399
Charter Communications Operating LLC
3.750% due 02/15/2028 (a)	24,800	24,490
4.464% due 07/23/2022	33,665	35,904
4.908% due 07/23/2025	33,600	36,361
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	4,500	4,618
5.875% due 03/31/2025	900	963
Chester Downs & Marina LLC
9.250% due 02/01/2020	2,500	2,587
Cimarex Energy Co.
4.375% due 06/01/2024	63,442	66,604
Comcast Corp.
2.750% due 03/01/2023	11,000	11,115
3.150% due 03/01/2026	8,100	8,152
4.600% due 08/15/2045	2,975	3,257
Constellation Brands, Inc.
2.700% due 05/09/2022	3,700	3,699
4.250% due 05/01/2023	3,495	3,725
4.750% due 11/15/2024	3,700	4,040
6.000% due 05/01/2022	2,222	2,537
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	803	845
4.750% due 07/12/2022	1,952	2,069
7.250% due 05/10/2021	10,238	11,377
Covey Park Energy LLC
7.500% due 05/15/2025	2,850	2,857
Cox Communications, Inc.
3.850% due 02/01/2025	11,700	11,808
4.700% due 12/15/2042	1,170	1,072
9.375% due 01/15/2019	4,000	4,407
CRH America, Inc.
3.875% due 05/18/2025	10,000	10,410
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	4,106
CSN Islands Corp.
6.875% due 09/21/2019 (j)	700	551
CSN Resources S.A.
6.500% due 07/21/2020	6,200	4,635
CSX Corp.
3.950% due 05/01/2050	2,000	1,962
CVS Health Corp.
5.125% due 07/20/2045	1,500	1,729
CVS Pass-Through Trust
4.163% due 08/11/2036	389	395
4.704% due 01/10/2036	9,224	9,768
5.789% due 01/10/2026	80	87
5.926% due 01/10/2034	428	492
6.036% due 12/10/2028	2,508	2,833
8.353% due 07/10/2031	411	531
D.R. Horton, Inc.
3.750% due 03/01/2019	2,023	2,070
4.000% due 02/15/2020	2,950	3,065
5.750% due 08/15/2023	12,030	13,663
Dell International LLC
3.480% due 06/01/2019	11,600	11,877
4.420% due 06/15/2021	42,974	45,340
5.450% due 06/15/2023	39,000	42,369
6.020% due 06/15/2026	4,500	4,966
Delphi Automotive PLC
3.150% due 11/19/2020	4,500	4,600
Diamond Resorts International, Inc.
7.750% due 09/01/2023	3,600	3,825

DP World Ltd.
6.850% due 07/02/2037	21,220	24,993
DXC Technology Co
4.250% due 04/15/2024	3,800	3,943
4.750% due 04/15/2027	15,600	16,299
Dynegy, Inc.
6.750% due 11/01/2019	11,574	11,994
7.625% due 11/01/2024 (j)	5,000	4,875
8.000% due 01/15/2025	3,500	3,412
8.034% due 02/02/2024	249	237
eBay, Inc.
3.600% due 06/05/2027	39,800	39,316
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,257
EMD Finance LLC
2.950% due 03/19/2022	12,700	12,938
3.250% due 03/19/2025	7,700	7,740
Enbridge, Inc.
4.250% due 12/01/2026	5,000	5,229
Endo Dac
5.875% due 10/15/2024	500	517
6.000% due 07/15/2023	11,250	9,512
6.000% due 02/01/2025	3,400	2,788
Endo Finance LLC
5.375% due 01/15/2023	4,700	3,948
5.750% due 01/15/2022	1,300	1,176
7.250% due 01/15/2022	3,555	3,422
Energy Transfer LP
4.050% due 03/15/2025	24,200	24,338
4.750% due 01/15/2026	7,050	7,347
5.150% due 03/15/2045	1,250	1,220
5.300% due 04/15/2047	15,100	15,014
6.050% due 06/01/2041	6,400	6,838
6.500% due 02/01/2042	3,300	3,702
7.500% due 07/01/2038	3,802	4,629
Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,291
4.050% due 09/01/2023	1,700	1,821
Enterprise Products Operating LLC
3.700% due 02/15/2026	2,000	2,041
3.750% due 02/15/2025	9,100	9,387
3.950% due 02/15/2027	5,000	5,179
4.450% due 02/15/2043	6,890	6,882
5.100% due 02/15/2045	10,000	11,038
5.700% due 02/15/2042	15,002	17,644
EQT Midstream Partners LP
4.000% due 08/01/2024	20,160	20,490
ERAC USA Finance LLC
3.300% due 12/01/2026	700	683
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	7,400	7,327
2.850% due 10/15/2018	5,600	5,668
3.625% due 10/15/2020	11,300	11,845
Flex Ltd.
5.000% due 02/15/2023	3,000	3,284
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	2,800	3,033
7.900% due 05/15/2019	2,000	2,195
Forest Laboratories LLC
4.875% due 02/15/2021	9,763	10,512
5.000% due 12/15/2021	1,250	1,366
Freeport Minerals Corp.
9.500% due 06/01/2031	200	241
Freeport-McMoRan, Inc.
6.625% due 05/01/2021	1,500	1,537
GATX Corp.
3.250% due 09/15/2026	5,000	4,835
General Electric Co.
3.150% due 09/07/2022	440	457
5.875% due 01/14/2038	2,396	3,112
6.875% due 01/10/2039	1,108	1,611
Georgia-Pacific LLC
3.734% due 07/15/2023	1,000	1,049
5.400% due 11/01/2020	3,725	4,077
Globo Comunicacao e Participacoes S.A.
4.875% due 04/11/2022	2,700	2,808
Grupo Kaltex S.A. de C.V.
8.875% due 04/11/2022	1,200	1,080
GTP Acquisition Partners LLC
2.350% due 06/15/2045	11,800	11,674
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025	2,900	3,118
Harris Corp.
5.550% due 10/01/2021	2,025	2,245
Harvest Operations Corp.
2.125% due 05/14/2018	10,800	10,802

HCA, Inc.
4.750% due 05/01/2023		2,650	2,809
Heineken NV
3.500% due 01/29/2028		1,900	1,933
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	5,400	6,106
Hiland Partners Holdings LLC
5.500% due 05/15/2022		$9,690	10,121
Historic TW, Inc.
9.150% due 02/01/2023		3,000	3,852
Humana, Inc.
3.150% due 12/01/2022		5,000	5,092
3.950% due 03/15/2027		1,500	1,566
Imperial Brands Finance PLC
2.950% due 07/21/2020		15,150	15,416
3.500% due 02/11/2023		2,900	2,971
3.750% due 07/21/2022		5,900	6,149
Japan Tobacco, Inc.
2.100% due 07/23/2018		1,300	1,305
Kansas City Southern
3.000% due 05/15/2023		4,200	4,219
3.125% due 06/01/2026		3,645	3,507
Kinder Morgan Energy Partners LP
4.250% due 09/01/2024		800	828
6.375% due 03/01/2041		1,049	1,188
6.500% due 04/01/2020		2,610	2,873
6.500% due 09/01/2039		5,310	6,038
6.550% due 09/15/2040		3,300	3,791
6.950% due 01/15/2038		4,750	5,695
7.300% due 08/15/2033		600	725
7.400% due 03/15/2031		800	965
7.500% due 11/15/2040		5,500	6,890
Kinder Morgan, Inc.
5.050% due 02/15/2046		9,200	9,286
5.300% due 12/01/2034		3,200	3,307
7.800% due 08/01/2031		3,000	3,791
KLA-Tencor Corp.
4.125% due 11/01/2021		2,900	3,071
Kraft Heinz Foods Co.
3.000% due 06/01/2026		10,500	10,066
3.950% due 07/15/2025		27,651	28,565
Laboratory Corp. of America Holdings
3.600% due 02/01/2025		3,050	3,101
Latam Finance Ltd.
6.875% due 04/11/2024		1,000	1,020
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		7,658	9,816
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023 (j)		800	734
Marriott International, Inc.
2.300% due 01/15/2022		6,700	6,618
3.750% due 03/15/2025		3,375	3,483
4.500% due 10/01/2034		6,099	6,398
Masco Corp.
4.450% due 04/01/2025		15,400	16,526
5.950% due 03/15/2022		3,808	4,303
7.125% due 03/15/2020		2,697	3,037
Massachusetts Institute of Technology
4.678% due 07/01/2114		150	164
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		18,800	18,862
MGM Resorts International
7.750% due 03/15/2022		5,000	5,881
Micron Technology, Inc.
7.500% due 09/15/2023		700	785
Microsoft Corp.
2.400% due 02/06/2022		33,000	33,328
2.875% due 02/06/2024		1,300	1,322
3.125% due 11/03/2025		10,500	10,726
3.300% due 02/06/2027		12,400	12,765
3.700% due 08/08/2046		22,000	21,862
4.000% due 02/12/2055		9,945	10,117
4.250% due 02/06/2047		10,000	10,871
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		11,800	12,685
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		3,400	3,434
Mitchells & Butlers Finance PLC
0.739% due 12/15/2030	GBP	1,083	1,304
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		$2,131	2,078
Moody’s Corp.
4.500% due 09/01/2022		2,500	2,705
4.875% due 02/15/2024		700	772
5.250% due 07/15/2044		3,000	3,502

Murphy Oil Corp.
6.875% due 08/15/2024		1,500	1,571
Mylan NV
3.150% due 06/15/2021		2,000	2,036
3.950% due 06/15/2026		11,900	12,081
5.250% due 06/15/2046		5,000	5,498
National Fuel Gas Co.
5.200% due 07/15/2025		12,600	13,442
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (g)		19,200	20,455
Newfield Exploration Co.
5.375% due 01/01/2026		2,100	2,184
Nissan Motor Acceptance Corp.
2.125% due 03/03/2020		900	897
2.350% due 03/04/2019		1,800	1,810
2.650% due 09/26/2018		1,200	1,212
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		937	1,001
7.027% due 05/01/2021		1,004	1,114
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		5,077	5,112
NVR, Inc.
3.950% due 09/15/2022		4,000	4,192
NXP BV
3.875% due 09/01/2022		11,800	12,316
4.125% due 06/01/2021		2,000	2,111
4.625% due 06/15/2022		2,950	3,179
4.625% due 06/01/2023		5,300	5,731
ONEOK Partners LP
3.375% due 10/01/2022		17,991	18,174
4.900% due 03/15/2025		9,719	10,423
5.000% due 09/15/2023		7,200	7,788
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		1,600	1,601
Oracle Corp.
4.000% due 07/15/2046		5,000	5,070
Packaging Corp. of America
3.650% due 09/15/2024		900	919
Park-Ohio Industries, Inc.
6.625% due 04/15/2027		300	316
Pearson Funding PLC
3.250% due 05/08/2023		4,950	4,808
Penske Truck Leasing Co. LP
4.200% due 04/01/2027		3,500	3,623
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026		2,200	2,273
Petroleos Mexicanos
2.500% due 08/21/2021	EUR	10,000	11,670
4.875% due 01/24/2022		$10,500	10,825
5.375% due 03/13/2022		10,000	10,540
8.000% due 05/03/2019		32,700	35,847
PetSmart, Inc.
5.875% due 06/01/2025		6,500	6,297
8.875% due 06/01/2025		1,300	1,204
Pioneer Natural Resources Co.
3.950% due 07/15/2022		3,000	3,147
4.450% due 01/15/2026		7,950	8,389
6.875% due 05/01/2018		4,374	4,550
7.200% due 01/15/2028		4,797	5,966
7.500% due 01/15/2020		20,591	23,186
Precision Drilling Corp.
5.250% due 11/15/2024		1,200	1,056
Pride International LLC
7.875% due 08/15/2040		4,025	3,411
QGOG Constellation S.A.
6.250% due 11/09/2019		800	578
QUALCOMM, Inc.
1.558% due 05/20/2019		13,000	13,044
3.450% due 05/20/2025		1,000	1,029
4.800% due 05/20/2045		6,834	7,529
QVC, Inc.
4.375% due 03/15/2023		6,400	6,481
4.450% due 02/15/2025		12,000	11,860
4.850% due 04/01/2024		4,057	4,152
5.125% due 07/02/2022		2,002	2,119
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		800	899
Reckitt Benckiser Treasury Services PLC
1.856% due 06/24/2022		1,800	1,803
2.375% due 06/24/2022		7,800	7,754
2.750% due 06/26/2024		24,000	23,791
3.000% due 06/26/2027		1,900	1,875
Regency Energy Partners LP
4.500% due 11/01/2023		8,900	9,246
5.000% due 10/01/2022		2,550	2,738
5.500% due 04/15/2023		2,100	2,184

5.750% due 09/01/2020	200	216
5.875% due 03/01/2022	9,278	10,229
6.500% due 07/15/2021	3,100	3,177
Republic Services, Inc.
4.750% due 05/15/2023	1,200	1,321
Rockies Express Pipeline LLC
5.625% due 04/15/2020	9,300	9,928
Rockwell Collins, Inc.
2.800% due 03/15/2022	5,000	5,051
Ryder System, Inc.
2.500% due 03/01/2018	495	498
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,700	2,986
5.750% due 05/15/2024	2,600	2,899
5.875% due 06/30/2026	10,925	12,248
6.250% due 03/15/2022	7,000	7,934
Scientific Games International, Inc.
7.000% due 01/01/2022	6,800	7,259
SFR Group S.A.
7.375% due 05/01/2026	12,000	13,065
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	14,309	14,251
2.400% due 09/23/2021	14,700	14,542
Siemens Financieringsmaatschappij NV
1.860% due 03/16/2022	1,000	1,010
Silversea Cruise Finance Ltd.
7.250% due 02/01/2025	500	536
Sky PLC
9.500% due 11/15/2018	400	440
Smithfield Foods, Inc.
2.700% due 01/31/2020	1,200	1,208
3.350% due 02/01/2022	500	504
Solvay Finance America LLC
3.400% due 12/03/2020	9,610	9,923
4.450% due 12/03/2025	10,000	10,662
Southern Co.
2.350% due 07/01/2021	10,000	9,936
3.250% due 07/01/2026	7,600	7,450
Spectra Energy Partners LP
3.375% due 10/15/2026	700	686
4.500% due 03/15/2045	5,000	4,954
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	5,000	5,056
Standard Industries, Inc.
5.000% due 02/15/2027	8,900	9,100
Studio City Co. Ltd.
5.875% due 11/30/2019	8,200	8,671
Suntory Holdings Ltd.
2.550% due 06/28/2022	4,000	3,980
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	3,600	3,634
Symantec Corp.
3.950% due 06/15/2022	5,242	5,460
5.000% due 04/15/2025	2,400	2,518
Tech Data Corp.
3.700% due 02/15/2022	2,300	2,349
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	6,500	6,987
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	3,800	3,784
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	3,800	3,792
2.200% due 07/21/2021	1,300	1,277
2.800% due 07/21/2023	24,374	23,737
THC Escrow Corp.
4.625% due 07/15/2024	3,100	3,116
5.125% due 05/01/2025	600	604
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026	4,900	4,775
3.000% due 04/15/2023	12,800	12,919
3.300% due 02/15/2022	4,192	4,341
Time Warner Cable LLC
4.125% due 02/15/2021	1,500	1,570
4.500% due 09/15/2042	9,000	8,606
5.000% due 02/01/2020	7,300	7,792
6.750% due 07/01/2018	10,100	10,569
8.250% due 04/01/2019	5,950	6,567
8.750% due 02/14/2019	6,262	6,890
Time Warner, Inc.
4.650% due 06/01/2044	5,000	4,970
Times Square Hotel Trust
8.528% due 08/01/2026	614	736
Triumph Group, Inc.
4.875% due 04/01/2021	1,500	1,498
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	3,920	3,758

Tyson Foods, Inc.
3.950% due 08/15/2024		17,191	18,017
4.875% due 08/15/2034		1,719	1,888
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,177	2,443
7.125% due 04/22/2025		1,716	1,982
Union Pacific Corp.
4.250% due 04/15/2043		1,000	1,061
United Airlines Pass-Through Trust
2.875% due 04/07/2030		18,400	18,082
3.100% due 04/07/2030		9,600	9,432
3.450% due 01/07/2030		11,200	11,326
UnitedHealth Group, Inc.
3.750% due 07/15/2025		1,000	1,054
Universal Health Services, Inc.
4.750% due 08/01/2022		2,000	2,077
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	5,000	5,645
USG Corp.
4.875% due 06/01/2027		$1,000	1,031
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020 (j)		17,178	16,620
6.375% due 10/15/2020		4,400	4,284
6.500% due 03/15/2022		5,400	5,677
7.000% due 03/15/2024		5,000	5,269
Viacom, Inc.
4.250% due 09/01/2023		4,349	4,545
5.850% due 09/01/2043		12,025	13,046
6.250% due 02/28/2057		1,400	1,459
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		2,842	2,970
Virgin Media Secured Finance PLC
5.500% due 08/15/2026		5,900	6,195
6.250% due 03/28/2029	GBP	1,500	2,126
Viterra, Inc.
5.950% due 08/01/2020		$470	511
Volkswagen Group of America Finance LLC
1.612% due 11/20/2017		3,600	3,603
1.642% due 05/22/2018		400	400
1.650% due 05/22/2018		8,300	8,294
2.450% due 11/20/2019		800	805
Volkswagen International Finance NV
2.125% due 11/20/2018		2,641	2,650
Wesfarmers Ltd.
1.874% due 03/20/2018		12,600	12,620
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600	2,515
Western Gas Partners LP
2.600% due 08/15/2018		8,525	8,551
3.950% due 06/01/2025		2,600	2,588
4.000% due 07/01/2022		4,870	4,997
5.375% due 06/01/2021		137	147
5.450% due 04/01/2044		40	41
WestJet Airlines Ltd.
3.500% due 06/16/2021		5,000	5,114
Westmoreland Coal Co.
8.750% due 01/01/2022		6,000	5,310
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,471
9.000% due 10/01/2021		1,500	1,815
Williams Partners LP
5.100% due 09/15/2045		650	677
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,682
3.700% due 09/15/2026		1,400	1,381
Wyndham Worldwide Corp.
4.150% due 04/01/2024		4,700	4,833
4.500% due 04/01/2027		6,600	6,818
Wynn Las Vegas LLC
4.250% due 05/30/2023		22,982	23,241
5.250% due 05/15/2027		2,700	2,769
5.500% due 03/01/2025		34,625	36,508
Wynn Macau Ltd.
5.250% due 10/15/2021		20,550	21,115
Yellowstone Energy LP
5.750% due 12/31/2026		4,114	4,114
Zayo Group LLC
5.750% due 01/15/2027		2,500	2,622
ZF North America Capital, Inc.
4.500% due 04/29/2022		6,115	6,444
4.750% due 04/29/2025		1,100	1,165
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		10,000	10,162
3.550% due 04/01/2025		2,600	2,631

Zoetis, Inc.
3.450% due 11/13/2020		2,000	2,070

			2,855,069

UTILITIES 7.5%
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019		400	430
American Transmission Systems, Inc.
5.250% due 01/15/2022		4,275	4,716
AT&T, Inc.
1.800% due 09/04/2026	EUR	1,500	1,698
1.808% due 01/15/2020		$31,700	31,876
2.023% due 07/15/2021		4,500	4,549
3.000% due 06/30/2022		31,700	31,791
3.600% due 02/17/2023		19,300	19,775
3.950% due 01/15/2025		4,300	4,390
4.125% due 02/17/2026		29,000	29,788
4.300% due 12/15/2042		13,100	12,227
4.350% due 06/15/2045		3,520	3,284
4.450% due 05/15/2021		2,065	2,202
4.500% due 03/09/2048		11,100	10,506
4.550% due 03/09/2049		6,615	6,250
4.750% due 05/15/2046		3,700	3,647
4.800% due 06/15/2044		9,500	9,463
5.000% due 03/01/2021		6,269	6,787
5.350% due 09/01/2040		636	677
5.450% due 03/01/2047		26,100	28,241
Black Hills Corp.
3.150% due 01/15/2027		3,500	3,391
Blue Racer Midstream LLC
6.125% due 11/15/2022		7,960	8,059
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		1,554	624
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,100	1,164
Cleco Corporate Holdings LLC
3.743% due 05/01/2026		5,850	5,878
DTE Energy Co.
6.375% due 04/15/2033		900	1,137
Duke Energy Carolinas LLC
2.500% due 03/15/2023		1,000	1,003
Duke Energy Corp.
2.650% due 09/01/2026		2,800	2,665
3.750% due 04/15/2024		20,557	21,509
E.ON International Finance BV
5.800% due 04/30/2018		4,800	4,947
Electricite de France S.A.
4.875% due 01/22/2044		500	527
Emera U.S. Finance LP
2.700% due 06/15/2021		3,100	3,107
3.550% due 06/15/2026		1,500	1,506
Enable Midstream Partners LP
3.900% due 05/15/2024		7,270	7,221
4.400% due 03/15/2027		3,700	3,721
Enel Finance International NV
2.875% due 05/25/2022		9,500	9,523
3.625% due 05/25/2027		4,600	4,565
Entergy Arkansas, Inc.
3.500% due 04/01/2026		8,800	9,096
Entergy Corp.
2.950% due 09/01/2026		8,795	8,439
4.000% due 07/15/2022		4,100	4,338
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,352
Exelon Corp.
3.950% due 06/15/2025		6,400	6,635
5.150% due 12/01/2020		4,500	4,857
Exelon Generation Co. LLC
6.250% due 10/01/2039		990	1,085
FirstEnergy Corp.
2.750% due 03/15/2018		7,250	7,297
4.250% due 03/15/2023		3,288	3,462
7.375% due 11/15/2031		16,921	22,312
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	1,150	1,337
4.375% due 09/19/2022		$5,600	5,702
Genesis Energy LP
5.625% due 06/15/2024		7,600	7,239
5.750% due 02/15/2021		2,970	2,977
6.000% due 05/15/2023		8,300	8,175
6.750% due 08/01/2022		10,450	10,528
Georgia Power Co.
3.250% due 03/30/2027		420	419
Great Plains Energy, Inc.
3.900% due 04/01/2027		5,900	5,981

Jersey Central Power & Light Co.
4.800% due 06/15/2018	5,500	5,638
NRG Energy, Inc.
6.250% due 07/15/2022	3,600	3,712
7.250% due 05/15/2026	1,800	1,872
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	3,940	2,147
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(h)	11,906	4,078
6.750% due 10/01/2023 ^(h)	5,707	1,955
Pacific Gas & Electric Co.
2.450% due 08/15/2022	1,500	1,500
3.300% due 03/15/2027	3,800	3,890
Petrobras Global Finance BV
5.375% due 01/27/2021	2,500	2,548
6.125% due 01/17/2022	8,000	8,280
8.375% due 05/23/2021	21,405	24,014
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046	1,500	1,411
Plains All American Pipeline LP
2.850% due 01/31/2023	5,402	5,247
3.600% due 11/01/2024	12,900	12,559
3.850% due 10/15/2023	25,812	26,015
4.300% due 01/31/2043	480	413
4.500% due 12/15/2026	5,600	5,675
4.650% due 10/15/2025	13,994	14,369
Progress Energy, Inc.
4.400% due 01/15/2021	9,500	10,099
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021	1,200	1,174
Puget Energy, Inc.
3.650% due 05/15/2025	780	783
Shell International Finance BV
4.000% due 05/10/2046	8,375	8,308
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	13,900	13,733
Southern Power Co.
1.950% due 12/15/2019	6,000	5,981
2.500% due 12/15/2021	6,000	5,951
Sprint Capital Corp.
6.900% due 05/01/2019	12,300	13,189
Sprint Communications, Inc.
9.000% due 11/15/2018	185	201
Telecom Italia SpA
5.303% due 05/30/2024	9,900	10,655
Telstra Corp. Ltd.
4.800% due 10/12/2021	3,600	3,940
Terraform Global Operating LLC
9.750% due 08/15/2022	3,725	4,191
TerraForm Power Operating LLC
6.375% due 02/01/2023	4,100	4,284
Transcanada Trust
5.300% due 03/15/2077	25,600	26,365
Verizon Communications, Inc.
1.722% due 05/22/2020	2,900	2,903
3.850% due 11/01/2042	5,200	4,558
4.522% due 09/15/2048	10,100	9,615
4.672% due 03/15/2055	22,793	21,430
4.862% due 08/21/2046	12,514	12,559
5.012% due 04/15/2049	20,437	20,751
5.012% due 08/21/2054	19,132	18,998
5.150% due 09/15/2023	45,750	50,880
5.500% due 03/16/2047	10,200	11,208
Williams Partners LP
4.875% due 05/15/2023	12,478	12,979

		813,133

Total Corporate Bonds & Notes (Cost $7,326,144)		7,500,864

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,110	1,696

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	8,981

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	7,700	7,940

Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,500	9,845
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	6,750	6,325

		24,110

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	2,450	2,449

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	5,400	4,736

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,160	2,119

Total Municipal Bonds & Notes (Cost $41,287)		44,091

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
3.000% due 01/01/2045	407	407
3.500% due 07/01/2046	5,345	5,506
Fannie Mae, TBA
3.000% due 07/01/2047 - 08/01/2047	57,900	57,754
3.500% due 07/01/2047 - 09/01/2047	170,700	175,005
Freddie Mac
5.992% due 11/25/2055	3,537	2,034
10.216% due 03/25/2029	500	566

Total U.S. Government Agencies (Cost $241,879)		241,272

U.S. TREASURY OBLIGATIONS 24.9%
U.S. Treasury Bonds
2.250% due 08/15/2046 (n)	87,495	77,177
2.500% due 02/15/2045 (n)	41,640	38,932
2.500% due 02/15/2046	92,825	86,570
2.500% due 05/15/2046	160,911	149,974
2.875% due 08/15/2045	27,317	27,519
2.875% due 11/15/2046	71,966	72,501
3.000% due 05/15/2042	2,750	2,852
3.000% due 11/15/2044	80,154	82,858
3.000% due 02/15/2047 (j)	168,472	174,125
3.125% due 02/15/2042	74,170	78,655
3.125% due 08/15/2044	70,025	74,102
3.375% due 05/15/2044	175,750	194,475
3.625% due 02/15/2044	21,050	24,292
4.375% due 05/15/2040	6,695	8,556
6.125% due 11/15/2027	3,750	5,067
6.250% due 05/15/2030	5,950	8,486
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2025 (l)	10,002	9,931
0.375% due 01/15/2027	117,832	115,775
U.S. Treasury Notes
0.750% due 08/15/2019 (l)(n)	16,000	15,786
1.375% due 09/30/2020 (j)(l)(n)	133,800	132,820
1.625% due 07/31/2020 (l)(n)	14,700	14,719
1.625% due 11/15/2022 (n)	3,000	2,950
1.625% due 04/30/2023	206,600	202,133
1.625% due 05/31/2023 (n)	128,400	125,571
1.750% due 12/31/2020 (l)(n)	49,148	49,291
1.750% due 09/30/2022 (j)	37,000	36,666
1.750% due 01/31/2023 (n)	1,000	988
1.875% due 01/31/2022 (l)(n)	9,222	9,234
1.875% due 02/28/2022 (l)(n)	7,370	7,379
1.875% due 04/30/2022 (j)	16,980	16,978
1.875% due 10/31/2022 (l)(n)	7,000	6,975
2.000% due 05/31/2024	7,800	7,736
2.000% due 08/15/2025 (j)(l)(n)	119,200	117,172
2.125% due 08/31/2020 (l)(n)	49,924	50,730
2.125% due 12/31/2022 (j)(n)	57,500	57,963
2.125% due 05/15/2025 (j)	85,700	85,166
2.250% due 02/15/2027 (j)	216,399	215,469
2.375% due 05/15/2027 (j)	278,981	280,823
U.S. Treasury STRIPS (d)
0.000% due 05/15/2043	1,025	485
0.000% due 08/15/2044	2,125	970
0.000% due 02/15/2045	34,200	15,333

Total U.S. Treasury Obligations (Cost $2,701,664)			2,685,184

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Assets Trust
1.336% due 10/25/2046		3,276	2,792
American Home Mortgage Investment Trust
3.165% due 11/25/2045 ^		1,243	953
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^		965	918
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		26	26
Banc of America Funding Trust
1.402% due 10/20/2036		2,945	2,559
1.492% due 06/20/2047		2,000	1,643
1.616% due 05/25/2037 ^		798	687
39.322% due 07/25/2047 ^		1,235	2,608
BCAP LLC Trust
1.436% due 05/25/2047 ^		1,982	1,626
3.568% due 07/26/2036		368	305
Bear Stearns ALT-A Trust
1.536% due 08/25/2036		1,080	1,018
3.416% due 03/25/2036 ^		406	319
3.471% due 08/25/2036 ^		1,737	1,301
Bear Stearns Asset-Backed Securities Trust
1.566% due 12/25/2035 ^		575	398
2.216% due 08/25/2035		236	199
Berica ABS SRL
0.000% due 12/31/2055	EUR	3,796	4,333
ChaseFlex Trust
1.556% due 08/25/2037		$929	870
Citigroup Mortgage Loan Trust, Inc.
3.496% due 03/25/2037 ^		834	729
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		7	7
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		1,486	1,182
Countrywide Alternative Loan Trust
1.376% due 07/25/2036		2,659	2,380
1.376% due 12/25/2046 ^		560	545
1.386% due 11/25/2036		461	427
1.402% due 09/20/2046		4,979	3,918
1.406% due 09/25/2046 ^		4,477	3,851
1.422% due 09/20/2046		4,312	3,188
1.566% due 05/25/2037 ^		1,258	693
2.016% due 12/25/2035 ^		1,023	897
6.000% due 03/25/2036 ^		1,629	1,367
6.000% due 05/25/2036 ^		158	126
6.500% due 12/25/2036 ^		594	440
Credit Suisse Commercial Mortgage Trust
3.533% due 05/27/2037		5,206	3,083
Credit Suisse Mortgage Capital Certificates
3.588% due 04/28/2037		3,065	2,461
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	322
Deutsche ALT-A Securities, Inc.
1.356% due 08/25/2037 ^		3,300	3,179
First Horizon Mortgage Pass-Through Trust
2.955% due 11/25/2037 ^		1,687	1,615
GSMSC Resecuritization Trust
1.194% due 08/26/2033		5,905	5,778
HarborView Mortgage Loan Trust
1.459% due 01/19/2036		3,805	3,029
1.552% due 06/20/2035		1,938	1,900
3.457% due 06/19/2036 ^		1,517	1,123
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^		201	186
Impac Secured Assets Trust
1.476% due 01/25/2037		6,952	4,943
JPMorgan Alternative Loan Trust
1.326% due 09/25/2036 ^		893	935
3.433% due 05/25/2037 ^		2,005	1,726
6.310% due 08/25/2036 ^		2,710	2,512
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		574	543
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035		31	29
3.878% due 05/25/2033		10	10
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		47	47
Morgan Stanley Capital Trust
5.569% due 12/15/2044		570	573
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036		501	256
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037		64	62

New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^	1,506	901
Residential Accredit Loans, Inc. Trust
1.396% due 05/25/2036	2,575	2,243
1.396% due 09/25/2036	1,119	963
1.406% due 08/25/2036	2,199	2,046
1.406% due 09/25/2036	2,147	1,848
1.566% due 08/25/2035 ^	3,427	2,765
3.837% due 07/25/2035	566	527
4.320% due 01/25/2036 ^	2,974	2,498
4.336% due 09/25/2035 ^	397	336
Sequoia Mortgage Trust
1.412% due 05/20/2035	246	230
Structured Adjustable Rate Mortgage Loan Trust
1.516% due 08/25/2036 ^	1,682	1,321
3.253% due 02/25/2036 ^	1,787	1,731
3.448% due 07/25/2036 ^	2,990	2,270
3.471% due 05/25/2036 ^	2,497	2,085
Structured Asset Mortgage Investments Trust
1.336% due 08/25/2036	2,062	1,827
Thornburg Mortgage Securities Trust
5.484% due 09/25/2037	25	26
Wachovia Mortgage Loan Trust LLC
3.263% due 10/20/2035 ^	384	352
3.534% due 05/20/2036 ^	1,172	1,056
WaMu Mortgage Pass-Through Certificates Trust
4.001% due 07/25/2037 ^	824	768
Washington Mutual Mortgage Pass-Through Certificates Trust
1.572% due 11/25/2046	2,163	1,790
6.000% due 07/25/2036	415	353
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	324	300

Total Non-Agency Mortgage-Backed Securities (Cost $86,265)		104,853

ASSET-BACKED SECURITIES 2.4%
Aames Mortgage Investment Trust
2.416% due 06/25/2035	4,000	3,733
AASET Trust
3.967% due 05/16/2042	6,400	6,416
ACE Securities Corp. Home Equity Loan Trust
1.376% due 08/25/2036 ^	1,834	662
1.416% due 12/25/2036	6,255	2,700
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	6,250	6,188
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.676% due 07/25/2035	2,673	2,676
Apollo Aviation Securitization Equity Trust
4.875% due 03/17/2036	5,381	5,475
Argent Securities Trust
1.326% due 09/25/2036	2,069	911
1.486% due 05/25/2036	1,617	583
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.596% due 02/25/2036	3,770	2,863
Asset-Backed Funding Certificates Trust
1.346% due 01/25/2037	5,950	4,297
1.356% due 10/25/2036	4,015	3,492
Asset-Backed Securities Corp. Home Equity Loan Trust
2.116% due 06/25/2035	1,000	961
3.091% due 09/25/2034	1,194	1,181
Bear Stearns Asset-Backed Securities Trust
1.626% due 12/25/2035	447	447
1.656% due 12/25/2035 ^	6,863	6,299
Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041	5,844	5,995
Carrington Mortgage Loan Trust
2.266% due 05/25/2035	2,100	1,814
Cavalry CLO Ltd.
2.528% due 01/16/2024	1,097	1,099
Citigroup Mortgage Loan Trust, Inc.
1.356% due 12/25/2036	501	494
1.476% due 03/25/2036	2,550	2,192
1.486% due 05/25/2037	4,254	3,759
1.616% due 11/25/2046	543	525
Countrywide Asset-Backed Certificates
1.356% due 07/25/2037 ^	3,653	3,158
1.356% due 06/25/2047 ^	4,173	3,249
1.366% due 05/25/2037	1,258	1,224
1.436% due 09/25/2047	1,045	941
1.456% due 03/25/2036	2,918	2,408
4.856% due 10/25/2046 ^	2,271	2,143
Countrywide Asset-Backed Certificates Trust
1.366% due 02/25/2037	1,415	1,400
Credit-Based Asset Servicing and Securitization LLC
1.366% due 11/25/2036	1,739	1,025

Eagle Ltd.
2.570% due 12/15/2039	1,219	1,211
ECAF Ltd.
3.473% due 06/15/2040	1,408	1,389
4.947% due 06/15/2040	7,239	7,143
Fremont Home Loan Trust
1.366% due 01/25/2037	1,978	1,071
1.386% due 02/25/2037	2,593	1,477
1.906% due 01/25/2035	1,058	1,060
GSAA Home Equity Trust
3.425% due 03/25/2036	2,677	1,780
GSAMP Trust
1.356% due 06/25/2036	507	491
Home Equity Loan Trust
1.556% due 04/25/2037	3,100	2,377
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.466% due 03/25/2036	92	92
IXIS Real Estate Capital Trust
1.366% due 01/25/2037	3,863	1,888
JPMorgan Mortgage Acquisition Trust
1.366% due 01/25/2037	3,170	3,129
1.406% due 03/25/2047	3,770	3,641
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	13,635	13,605
Lehman XS Trust
1.396% due 06/25/2036	944	697
Long Beach Mortgage Loan Trust
1.396% due 03/25/2046	10,032	7,258
MASTR Asset-Backed Securities Trust
1.456% due 03/25/2036	4,191	2,987
1.716% due 10/25/2035 ^	1,963	1,789
Merrill Lynch Mortgage Investors Trust
1.386% due 07/25/2037	1,748	1,030
1.476% due 03/25/2037	16,587	13,434
1.666% due 02/25/2047	8,050	5,651
Morgan Stanley ABS Capital, Inc. Trust
1.356% due 10/25/2036	1,439	799
1.366% due 11/25/2036	2,298	1,496
1.366% due 12/25/2036	1,074	695
1.366% due 02/25/2037	5,489	3,271
1.396% due 02/25/2037	14,342	6,428
1.416% due 02/25/2037	720	432
1.436% due 10/25/2036	1,573	883
1.446% due 02/25/2037	5,465	2,470
1.466% due 08/25/2036	8,830	5,420
2.466% due 07/25/2037	2,100	1,654
Morgan Stanley Home Equity Loan Trust
1.316% due 04/25/2037	337	210
1.566% due 04/25/2037	1,607	1,037
National Collegiate Student Loan Trust
1.476% due 02/26/2029	1,151	1,143
1.486% due 03/26/2029	399	396
Nationstar Home Equity Loan Trust
1.536% due 04/25/2037	7,100	6,277
NovaStar Mortgage Funding Trust
1.366% due 03/25/2037	1,511	814
1.426% due 01/25/2037	5,678	2,643
1.466% due 10/25/2036	1,667	1,010
Option One Mortgage Loan Trust
1.356% due 01/25/2037	6,242	4,162
RAAC Trust
2.716% due 09/25/2047	3,200	3,041
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^	13,412	7,906
Residential Asset Mortgage Products Trust
1.254% due 12/25/2035	13,006	9,939
1.836% due 05/25/2035	4,219	4,195
Residential Asset Securities Corp. Trust
1.536% due 01/25/2036	140	140
1.626% due 01/25/2036	1,000	992
Saxon Asset Securities Trust
2.011% due 03/25/2035 ^	1,180	1,160
Securitized Asset-Backed Receivables LLC Trust
1.466% due 03/25/2036	1,743	1,093
Soundview Home Loan Trust
1.386% due 06/25/2036	3,229	3,103
Specialty Underwriting & Residential Finance Trust
1.366% due 06/25/2037	812	497
1.486% due 04/25/2037	1,715	1,022
1.516% due 12/25/2036	5,596	4,872
3.894% due 02/25/2037 ^	2,135	1,158
Structured Asset Investment Loan Trust
1.366% due 09/25/2036	1,419	1,268
1.376% due 05/25/2036	722	668
Structured Asset Securities Corp. Mortgage Loan Trust
1.366% due 09/25/2036	4	4

1.716% due 11/25/2037		8,000	5,329
Thunderbolt Aircraft Lease Ltd.
4.212% due 05/17/2032		3,678	3,758
Voya CLO Ltd.
2.458% due 10/15/2022		5,328	5,323
2.478% due 10/15/2022		10,732	10,746

Total Asset-Backed Securities (Cost $237,990)			260,964

SOVEREIGN ISSUES 1.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	188,000	54,382
Export-Import Bank of India
3.375% due 08/05/2026		$22,500	22,069
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,963
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (f)		1,132	1,329
Junta de Castilla y Leon
6.505% due 03/01/2019		1,200	1,520
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$9,169	9,170
Kuwait International Government Bond
3.500% due 03/20/2027		34,700	35,513
Poland Government International Bond
2.500% due 07/25/2026	PLN	63,700	16,271
3.250% due 07/25/2025		9,600	2,614
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	340,000	3,012
4.500% due 07/03/2017		680,000	6,068
Saudi Government International Bond
2.375% due 10/26/2021		$15,000	14,778
Slovenia Government International Bond
4.125% due 02/18/2019		300	311
5.250% due 02/18/2024		2,350	2,697
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	129,400	10,981

Total Sovereign Issues (Cost $184,474)			182,678

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (b)		441,790	33
Urbi Desarrollos Urbanos S.A.B. de C.V. (b)		141,128	50

Total Common Stocks (Cost $10,278)			83

WARRANTS 0.0%
UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		11,865	2

Total Warrants (Cost $31)			2

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049 (g)		7,750	10,164
Welltower, Inc.
6.500% (g)		84,000	5,586

Total Convertible Preferred Securities (Cost $9,723)			15,750

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.3%
AgriBank FCB
6.875% due 01/01/2024 (g)		30,000	3,278
CoBank ACB
6.200% due 01/01/2025 (g)		106,000	11,084
6.250% due 10/01/2022 (g)		25,000	2,611

Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)		13,000	15,986

			32,959

UTILITIES 0.1%
SCE Trust
5.000% due 06/26/2022 (g)		341,100	8,675

Total Preferred Securities (Cost $37,901)			41,634

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%
CERTIFICATES OF DEPOSIT 0.1%
Barclays Bank PLC
1.710% due 03/16/2018		$7,300	7,299

REPURCHASE AGREEMENTS (i) 0.0%			757

ARGENTINA TREASURY BILLS 0.1%
2.858% due 10/27/2017 (d)(e)		9,500	9,420

MEXICO TREASURY BILLS 0.3%
6.840% due 08/17/2017 - 11/30/2017 (c)(d)	MXN	634,698	34,289

U.S. TREASURY BILLS 0.1%
0.918% due 08/31/2017 (c)(d)(j)(n)		$5,204	5,196

Total Short-Term Instruments (Cost $54,349)			56,961

Total Investments in Securities (Cost $11,505,270)			11,709,694

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		40,906	404

Total Short-Term Instruments (Cost $404)			404

Total Investments in Affiliates (Cost $404)			404

Total Investments 108.4% (Cost $11,505,675)			$11,710,098
Financial Derivative Instruments (k)(m) (0.1)% (Cost or Premiums, net $(24,041))			(13,004)
Other Assets and Liabilities, net (8.3)%			(896,120)

Net Assets 100.0%			$10,800,974

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$16,500	$16,807	0.15%
Delta Air Lines, Inc.	3.180	05/09/2019	05/05/2014	3,877	3,873	0.03
Delta Air Lines, Inc.	3.052	09/30/2019	09/29/2014	18,982	18,983	0.18
Norwegian Air Shuttle	4.110 - 4.250	06/24/2026	06/25/2014	13,423	13,222	0.12
Norwegian Air Shuttle	5.860 - 6.110	06/24/2021	06/25/2014	8,397	8,458	0.08
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	11/25/2014 - 06/25/2015	10,304	4,078	0.04
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	11/25/2014 - 07/14/2015	4,466	1,955	0.02
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,491	0.06
Rise Ltd.	4.750	01/31/2021	02/11/2014 - 04/26/2016	7,101	7,132	0.07

				$89,050	$80,999	0.75%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$757	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(774)	$757	$757

Total Repurchase Agreements						$(774)	$757	$757

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.750)%	06/22/2017	TBD	(4)	$(2,134)	$(2,133)
	(0.250)	03/27/2017	TBD	(4)	(691)	(690)
	(0.250)	06/06/2017	TBD	(4)	(1,843)	(1,843)
	(0.100)	06/20/2017	07/14/2017		(1,751)	(1,751)
	0.250	06/16/2017	TBD	(4)	(866)	(866)
DEU	1.120	06/19/2017	07/17/2017		(17,463)	(17,471)
JPS	1.020	06/01/2017	07/24/2017		(2,369)	(2,371)
NOM	(0.750)	06/16/2017	TBD	(4)	(73)	(73)
SCX	1.050	06/19/2017	08/17/2017		(6,742)	(6,745)

Total Reverse Repurchase Agreements						$(33,943)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (5)
GSC	1.150%	06/27/2017	07/05/2017	$(100,986)	$(101,005)
MSC	1.600	06/30/2017	07/03/2017	(38,557)	(38,562)
UBS	1.140	06/06/2017	07/06/2017	(272,925)	(273,158)
	1.220	06/08/2017	08/08/2017	(143,094)	(143,216)
	2.440	06/06/2017	09/06/2017	(46,098)	(46,141)

Total Sale-Buyback Transactions					$(602,082)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Fannie Mae, TBA	3.500%	07/01/2047	$9,000	$(9,309)	$(9,242)

Total Short Sales (0.1)%				$(9,309)	$(9,242)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(298,403) at a weighted average interest rate of 0.922%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(309) of deferred price drop.

(j)	Securities with an aggregate market value of $630,624 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	5,273	$535	$428

Total Purchased Options				$535	$428

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/25/2017	876	$(382)	$(294)
Call - CBOT U.S. Treasury 10-Year Note September Futures	128.000	08/25/2017	876	(344)	(119)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	5,273	(614)	(198)

				$(1,340)	$(611)

Total Written Options				$(1,340)	$(611)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	5	AUD	497	$(7)	$0	$(6)
U.S. Treasury 10-Year Note September Futures	09/2017	5,573		$699,586	(1,943)	5	(1,645)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	385		63,862	725	0	(264)

					$(1,225)	$5	$(1,915)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	3,728		$(915,224)	$(2,601)	$280	$0
90-Day Eurodollar June Futures	06/2018	3,500		(860,694)	(237)	219	0
90-Day Eurodollar March Futures	03/2018	3,500		(861,350)	326	175	0
90-Day Eurodollar March Futures	03/2019	5,405		(1,326,184)	(4,722)	473	0
90-Day Eurodollar September Futures	09/2018	1,066		(261,943)	(768)	80	0
Euro-Bund 10-Year Bond September Futures	09/2017	90	EUR	(16,639)	247	162	0
U.S. Treasury 2-Year Note September Futures	09/2017	344		$(74,342)	94	32	0
United Kingdom Long Gilt September Futures	09/2017	137	GBP	(22,406)	337	198	0

					$(7,324)	$1,619	$0

Total Futures Contracts					$(8,549)	$1,624	$(1,915)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Variation Margin
Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Aetna, Inc.	1.000%	12/20/2020	0.137%	$13,100	$(355)	$(35)	$(390)	$1	$0
Darden Restaurants, Inc.	1.000	06/20/2020	0.159	11,500	(222)	(65)	(287)	0	(3)
ERP Operating LP	1.000	12/20/2020	0.213	3,800	(86)	(17)	(103)	0	0
Kinder Morgan Energy Partners LP	1.000	03/20/2019	0.174	400	(4)	(2)	(6)	0	0
Newmont Mining Corp.	1.000	12/20/2020	0.431	7,000	15	(153)	(138)	0	(3)

					$(652)	$(272)	$(924)	$1	$(6)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Airbus Group Finance BV	1.000%	12/20/2017	0.078%	EUR	8,000	$42	$2	$44	$0	$0
Anadarko Petroleum Corp.	1.000	06/20/2021	1.109		$7,000	(136)	110	(26)	7	0
Anadarko Petroleum Corp.	1.000	12/20/2021	1.342		10,600	(304)	154	(150)	2	0
Anadarko Petroleum Corp.	1.000	06/20/2022	1.525		11,700	(123)	(158)	(281)	17	0
Anglo American Capital PLC	5.000	06/20/2022	1.771	EUR	15,000	2,413	275	2,688	0	(1)
Anheuser-Busch InBev S.A.	1.000	12/20/2017	0.123		14,900	88	(10)	78	1	0
Berkshire Hathaway, Inc.	1.000	06/20/2020	0.245		$22,500	315	190	505	4	0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.414		45,450	312	853	1,165	0	(2)
Berkshire Hathaway, Inc.	1.000	06/20/2022	0.472		40,050	427	594	1,021	12	0
Berkshire Hathaway, Inc.	1.000	06/20/2023	0.637		19,400	(120)	522	402	0	(19)
Berkshire Hathaway, Inc.	1.000	03/20/2024	0.728		10,000	(132)	305	173	0	(1)
Deutsche Bank AG	1.000	12/20/2017	0.149	EUR	5,500	29	(1)	28	0	0
Enbridge, Inc.	1.000	09/20/2017	0.181		$9,000	43	(23)	20	1	0
Enbridge, Inc.	1.000	12/20/2021	0.929		10,000	(271)	305	34	0	0
Exelon Generation Co. LLC	1.000	12/20/2021	1.298		800	(31)	21	(10)	0	0
Exelon Generation Co. LLC	1.000	06/20/2022	1.435		9,800	(272)	78	(194)	17	0
Ford Motor Co.	5.000	12/20/2021	1.139		9,200	1,422	107	1,529	0	(3)
Ford Motor Co.	5.000	12/20/2023	1.761		2,000	365	16	381	0	(1)
Ford Motor Credit Co. LLC	5.000	06/20/2021	0.931		20,500	3,159	64	3,223	9	0
Ford Motor Credit Co. LLC	5.000	12/20/2021	1.152		2,300	392	(12)	380	0	(2)
General Motors Co.	5.000	12/20/2021	1.225		12,200	1,999	(20)	1,979	0	(8)
General Motors Co.	5.000	06/20/2022	1.420		8,400	1,473	(56)	1,417	3	0
Goldman Sachs Group, Inc.	1.000	09/20/2020	0.438		4,000	61	11	72	1	0
Goldman Sachs Group, Inc.	1.000	06/20/2021	0.516		12,200	180	51	231	8	0
Goldman Sachs Group, Inc.	1.000	12/20/2021	0.595		16,000	212	71	283	5	0
Goldman Sachs Group, Inc.	1.000	06/20/2022	0.658		13,700	153	74	227	10	0
HCP, Inc.	1.000	12/20/2020	1.048		10,000	(142)	130	(12)	0	(8)
Hess Corp.	1.000	06/20/2021	1.340		45,000	(1,511)	948	(563)	10	0
MetLife, Inc.	1.000	03/20/2022	0.553		2,800	(4)	62	58	0	(1)
MetLife, Inc.	1.000	06/20/2022	0.590		75,000	668	818	1,486	8	0
MetLife, Inc.	1.000	12/20/2023	0.903		2,800	(69)	86	17	0	(4)
Morgan Stanley	1.000	06/20/2020	0.397		66,700	1,037	160	1,197	19	0
Morgan Stanley	1.000	06/20/2022	0.619		5,000	63	29	92	2	0
Navient Corp.	5.000	12/20/2021	2.594		1,150	57	59	116	2	0
Navient Corp.	5.000	06/20/2022	2.914		1,000	47	48	95	3	0
Schaeffler Finance BV	5.000	06/20/2022	0.844	EUR	11,300	2,457	209	2,666	0	(4)
Shell International Finance BV	1.000	03/20/2020	0.228		2,050	35	16	51	0	0
Shell International Finance BV	1.000	06/20/2022	0.488		600	9	9	18	0	0
Simon Property Group LP	1.000	06/20/2022	0.848		$26,200	81	116	197	5	0
Sprint Communications, Inc.	5.000	09/20/2020	1.481		12,300	552	812	1,364	0	(5)
U.S. Steel Corp.	5.000	06/20/2022	4.802		16,000	(395)	559	164	31	0
Verizon Communications, Inc.	1.000	12/20/2017	0.235		13,600	73	(18)	55	1	0
Viacom, Inc.	1.000	03/20/2021	0.663		4,700	60	(1)	59	0	(3)
Volkswagen International Finance NV	1.000	06/20/2021	0.464	EUR	19,000	(18)	490	472	5	0
Williams Cos., Inc.	1.000	09/20/2019	0.424		$2,800	(24)	60	36	0	0

						$14,672	$8,115	$22,787	$183	$(62)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR 123,700	$(2,258)	$(844)	$(3,102)	$119	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$6,600	$98	$4	$102	$1	$0
CDX.IG-23 5-Year Index	1.000	12/20/2019	140,900	2,057	349	2,406	25	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	349,000	5,044	2,186	7,230	110	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	566,050	7,827	3,981	11,808	283	0
CDX.IG-28 5-Year Index	1.000	06/20/2022	626,900	10,696	1,106	11,802	295	0

				$25,722	$7,626	$33,348	$714	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.945%	01/02/2025	BRL	230,600	$0	$(1,525)	$(1,525)	$253	$0
Pay	1-Year BRL-CDI	9.973	01/02/2025		51,000	0	(323)	(323)	56	0
Pay	1-Year BRL-CDI	10.010	01/02/2025		135,300	0	(785)	(785)	147	0
Pay	1-Year BRL-CDI	10.050	01/02/2025		25,000	0	(140)	(140)	27	0
Pay	1-Year BRL-CDI	10.080	01/02/2025		166,000	0	(868)	(868)	178	0
Pay	1-Year BRL-CDI	10.300	01/02/2025		361,900	435	(1,401)	(966)	375	0
Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	80,800	7,257	125	7,382	0	(579)
Receive (6)	3-Month USD-LIBOR	2.910	08/20/2019		$352,100	(3,710)	(41)	(3,751)	131	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		44,000	635	(88)	547	194	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		17,500	1,376	(200)	1,176	74	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047		3,600	631	9	640	14	0
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	133,600	(610)	(120)	(730)	0	(7)
Receive	6-Month EUR-EURIBOR	2.000	09/17/2024		1,300	(170)	(7)	(177)	8	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027		129,300	(1,377)	635	(742)	1,396	0
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		11,600	(153)	453	300	282	0
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	74,500	489	(634)	(145)	0	(428)
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		188,300	(3,635)	538	(3,097)	2,426	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		6,200	(368)	115	(253)	204	0
Receive (6)	6-Month JPY-LIBOR	0.450	03/20/2029	JPY	14,860,000	(434)	(353)	(787)	382	0
Receive (6)	6-Month JPY-LIBOR	0.415	03/25/2029		1,330,000	0	(28)	(28)	34	0
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		1,515,000	(1,734)	168	(1,566)	52	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		1,315,000	(2,455)	306	(2,149)	126	0
Pay	28-Day MXN-TIIE	7.500	06/02/2021	MXN	21,300	11	21	32	0	(2)
Pay	28-Day MXN-TIIE	5.610	07/07/2021		139,600	(444)	124	(320)	0	(14)
Pay	28-Day MXN-TIIE	5.798	09/06/2021		103,000	(325)	120	(205)	0	(11)
Pay	28-Day MXN-TIIE	5.840	09/14/2021		219,300	(629)	212	(417)	0	(24)
Pay	28-Day MXN-TIIE	5.810	09/29/2021		150,900	(447)	144	(303)	0	(17)
Pay	28-Day MXN-TIIE	5.750	09/30/2021		112,500	(348)	108	(240)	0	(13)
Pay	28-Day MXN-TIIE	5.630	10/11/2021		720,200	(2,418)	704	(1,714)	0	(83)
Pay	28-Day MXN-TIIE	7.278	03/22/2022		13,800	0	16	16	0	(2)
Pay	28-Day MXN-TIIE	5.740	04/24/2023		438,100	(1,928)	568	(1,360)	0	(97)
Pay	28-Day MXN-TIIE	5.738	04/25/2023		397,300	(1,752)	516	(1,236)	0	(88)
Pay	28-Day MXN-TIIE	5.925	08/04/2023		358,500	(1,486)	484	(1,002)	0	(86)
Pay	28-Day MXN-TIIE	5.935	08/04/2023		358,500	(1,476)	484	(992)	0	(86)
Receive	28-Day MXN-TIIE	6.080	03/10/2026		92,000	(522)	170	(352)	0	(27)
Pay	28-Day MXN-TIIE	7.380	11/04/2026		39,400	(46)	83	37	0	(12)
Pay	28-Day MXN-TIIE	7.740	02/22/2027		57,800	(10)	145	135	0	(19)
Pay	28-Day MXN-TIIE	7.730	02/25/2027		577,000	367	957	1,324	0	(187)
Pay	28-Day MXN-TIIE	6.190	01/03/2035		273,900	(2,727)	542	(2,185)	0	(139)
Pay	CPTFEMU	0.875	05/15/2021	EUR	72,000	1,035	606	1,641	120	0
Pay	CPURNSA	1.273	09/30/2020		$29,300	687	(77)	610	50	0
Pay	CPURNSA	1.303	09/30/2020		7,550	166	(20)	146	13	0
Pay	UKRPI	3.530	10/15/2031	GBP	38,600	344	10	354	0	(575)

						$(15,771)	$1,753	$(14,018)	$6,542	$(2,496)

Total Swap Agreements						$21,713	$16,378	$38,091	$7,559	$(2,564)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(l)	Securities with an aggregate market value of $199,159 and cash of $1,606 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	EUR	139,182	$	156,441	$0	$(2,526)
	07/2017	$	2,100	EUR	1,848	10	0
	07/2017		4,922	NZD	6,779	45	0
	08/2017	NZD	6,779	$	4,920	0	(45)
	08/2017	$	22,514	MXN	435,534	1,352	0
	11/2017		1,709		33,568	99	0
	12/2017	CNH	394,670	$	55,062	0	(2,530)
BPS	07/2017	$	11,705	JPY	1,310,398	0	(55)
	08/2017	JPY	1,310,398	$	11,719	55	0
	08/2017	$	284	MXN	5,224	2	0
	08/2017		25,194	PEN	82,901	223	0
	08/2017		402	ZAR	5,258	2	(4)
	01/2018	BRL	188,000	$	56,746	1,807	0
	03/2018	MXN	1,182,970		56,570	0	(6,306)
	03/2018	$	59,603	MXN	1,182,970	3,274	0
CBK	07/2017	EUR	7,251	$	8,117	0	(165)
	07/2017	GBP	63,286		81,429	0	(998)
	08/2017	$	592	ZAR	7,744	0	(3)
	12/2017	CNH	5,945	$	828	0	(39)
DUB	12/2017		14,985		2,087	0	(99)
FBF	07/2017		993,075		145,346	0	(1,122)
	07/2017	INR	3,408,632		52,757	104	0
	07/2017	$	40,015	INR	2,628,617	589	0
	08/2017	MXN	294,000	$	14,718	0	(1,372)
	09/2017	KRW	21,116,582		18,704	245	0
	12/2017	$	143,778	CNH	993,075	1,136	0
	12/2017		52,000	INR	3,408,632	0	(131)
GLM	07/2017	EUR	8,853	$	9,888	0	(223)
	07/2017	GBP	2,788		3,518	0	(113)
	07/2017	JPY	1,310,398		11,835	185	0
	07/2017	$	1,099	EUR	976	16	0
	07/2017		3,182	GBP	2,475	41	0
	08/2017	MXN	60,000	$	2,997	0	(287)
	08/2017	$	1,021	MXN	18,600	2	(3)
	08/2017		1,852	ZAR	24,989	48	0
	10/2017		30,747	IDR	412,688,048	0	(119)
	10/2017		50,519	RUB	2,961,043	0	(1,420)
HUS	07/2017	GBP	2,512	$	3,191	0	(80)
	08/2017	$	2,301	GBP	1,770	7	0
	08/2017		1,566	MXN	28,095	0	(26)
	09/2017	SGD	73,089	$	52,959	0	(191)
	12/2017	CNH	2,107		289	0	(18)
JPM	07/2017	AUD	341		252	0	(10)
	07/2017	NZD	6,779		4,883	0	(84)
	07/2017	$	10,593	EUR	9,441	190	0
	07/2017		2,180	GBP	1,708	44	0
	08/2017		2,782	EUR	2,436	4	0
	08/2017		6,205	JPY	693,800	0	(29)
	08/2017		2,057	MXN	37,277	0	(14)
	08/2017		205	ZAR	2,670	0	(1)
	09/2017	KRW	40,652,344	$	36,009	473	0
	10/2017	$	5,557	IDR	75,414,450	40	0
MSB	07/2017		143,612	CNH	993,075	2,856	0
NGF	11/2017	MXN	351,220	$	17,034	0	(1,881)
RBC	07/2017	GBP	4,179		5,416	0	(27)
SCX	08/2017	PLN	71,739		18,568	0	(789)
	10/2017	$	8,741	IDR	118,446,240	50	0
SOG	12/2017	CNH	285,734	$	39,409	0	(2,287)
TOR	07/2017	$	163,473	EUR	143,021	0	(122)
	08/2017	EUR	143,021	$	163,712	126	0
	08/2017	$	40,252	BRL	133,863	0	(83)
UAG	07/2017		90,206	GBP	70,385	1,467	0
	07/2017		11,862	INR	780,015	187	0
	08/2017	GBP	70,385	$	90,287	0	(1,468)
	09/2017	HKD	3,288		423	1	0
	12/2017	CNH	983,638		135,479	0	(8,058)

Total Forward Foreign Currency Contracts						$14,680	$(32,728)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018		$17,500	$1,820	$603
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		51,200	2,424	1,512
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018	GBP	30,200	204	135
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		36,100	239	207
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		$18,100	1,222	686
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		47,200	2,360	1,543
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		17,000	978	443
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017		22,200	1,793	204
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		8,700	812	199

								$11,852	$5,532

Total Purchased Options								$11,852	$5,532

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	27,900	$(240)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		21,200	(273)	0

							$(513)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$77,000	$(1,820)	$(282)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	262,150	(2,681)	(1,562)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	39,300	(218)	(34)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	78,700	(1,221)	(519)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	236,000	(2,382)	(1,409)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	74,900	(979)	(334)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	97,400	(1,830)	(66)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	46,900	(270)	(42)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	38,300	(821)	(134)

							$(12,222)	$(4,382)

Total Written Options							$(12,735)	$(4,382)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	06/20/2022	2.326%		$1,700	$(104)	$(2)	$0	$(106)
	Italy Government International Bond	1.000	12/20/2018	0.483		100	(5)	6	1	0
	Santander Issuances S.A.U.	1.000	06/20/2019	1.002	EUR	10,000	(231)	324	93	0
BPS	BHP Billiton Finance USA Ltd.	1.000	06/20/2021	0.642		$800	(24)	36	12	0
	Brazil Government International Bond	1.000	06/20/2022	2.326		200	(13)	1	0	(12)
	China Government International Bond	1.000	12/20/2020	0.529		1,400	(27)	52	25	0
	Indonesia Government International Bond	1.000	06/20/2022	(0.855)		2,200	(25)	8	0	(17)
	Petrobras Global Finance BV	1.000	06/20/2019	1.247		3,250	(250)	230	0	(20)
	Petrobras Global Finance BV	1.000	09/20/2019	1.460		37,700	(2,053)	1,606	0	(447)
	Petrobras Global Finance BV	1.000	12/20/2019	1.628		6,600	(720)	604	0	(116)
	Petroleos Mexicanos	1.000	09/20/2020	1.453		15,500	(776)	578	0	(198)
	Petroleos Mexicanos	1.000	06/20/2022	2.182		1,900	(115)	16	0	(99)
BRC	Italy Government International Bond	1.000	12/20/2018	0.483		4,600	(229)	276	47	0
	Mexico Government International Bond	1.000	06/20/2022	1.194		63,077	(880)	522	0	(358)
	Petroleos Mexicanos	1.000	09/20/2020	1.453		4,600	(237)	178	0	(59)
CBK	South Africa Government International Bond	1.000	06/20/2021	1.525		9,500	(793)	584	0	(209)
	Valeant Pharmaceuticals International, Inc.	5.000	12/20/2020	7.381		400	10	(28)	0	(18)
DBL	Brazil Government International Bond	1.000	06/20/2022	2.326		2,800	(185)	10	0	(175)
DUB	Argentine Republic Government International Bond	5.000	06/20/2022	3.208		8,300	693	(42)	651	0
	Brazil Government International Bond	1.000	06/20/2022	2.326		1,450	(75)	(16)	0	(91)
	Italy Government International Bond	1.000	12/20/2018	0.483		1,800	(84)	103	19	0
	Italy Government International Bond	1.000	06/20/2019	0.570		86,900	94	967	1,061	0
	Petroleos Mexicanos	1.000	06/20/2021	1.752		1,600	(144)	102	0	(42)
	Petroleos Mexicanos	1.000	12/20/2021	1.992		3,700	(335)	189	0	(146)
	Petroleos Mexicanos	1.000	06/20/2022	2.182		12,200	(758)	120	0	(638)
FBF	Brazil Government International Bond	1.000	06/20/2022	2.326		100	(7)	1	0	(6)
GST	American Tower Corp.	1.000	06/20/2021	1.469		12,500	(590)	366	0	(224)
	Argentine Republic Government International Bond	5.000	06/20/2022	3.208		5,700	503	(56)	447	0
	Brazil Government International Bond	1.000	06/20/2022	2.326		5,000	(291)	(21)	0	(312)
	Enterprise Products Operating LLC	1.000	06/20/2021	0.828		6,000	(310)	328	18	0
	Italy Government International Bond	1.000	06/20/2021	0.948		64,200	(796)	1,428	632	0
	Petrobras Global Finance BV	1.000	09/20/2019	1.460		9,600	(545)	431	0	(114)
	Petroleos Mexicanos	1.000	09/20/2020	1.453		16,000	(798)	594	0	(204)
	Springleaf Finance Corp.	5.000	12/20/2021	3.212		700	(23)	90	67	0
HUS	Brazil Government International Bond	1.000	06/20/2022	2.326		8,900	(590)	34	0	(556)
	Mexico Government International Bond	1.000	06/20/2022	1.194		39,923	(586)	359	0	(227)
	Petrobras Global Finance BV	1.000	06/20/2019	1.247		5,400	(445)	412	0	(33)
	Petroleos Mexicanos	1.000	06/20/2022	2.182		3,700	(225)	32	0	(193)
JPM	Petroleos Mexicanos	1.000	09/20/2020	1.453		2,800	(150)	114	0	(36)
	Petroleos Mexicanos	1.000	12/20/2021	1.992		8,250	(711)	384	0	(327)
	Petroleos Mexicanos	1.000	06/20/2022	2.182		10,000	(627)	104	0	(523)
MYC	Enterprise Products Operating LLC	1.000	06/20/2021	0.828		24,000	(795)	867	72	0
	Italy Government International Bond	1.000	12/20/2018	0.483		17,500	(815)	995	180	0
	Italy Government International Bond	1.000	03/20/2019	0.532		2,900	6	27	33	0
	Italy Government International Bond	1.000	06/20/2019	0.570		44,400	(173)	715	542	0
	ONEOK Partners LP	1.000	06/20/2021	0.706		10,000	(980)	1,091	111	0
NGF	South Africa Government International Bond	1.000	06/20/2021	1.525		9,500	(783)	574	0	(209)
UAG	Argentine Republic Government International Bond	5.000	06/20/2022	3.208		6,000	542	(72)	470	0
	Brazil Government International Bond	1.000	06/20/2022	2.326		3,300	(219)	13	0	(206)

							$(16,674)	$15,234	$4,481	$(5,921)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	12/20/2020	$15,000	$78	$2,003	$2,081	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	10,600	1,055	411	1,466	0
DUB	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	1,900	(187)	19	0	(168)
GST	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	8,900	752	479	1,231	0
	CMBX.NA.AAA.10 Index	0.500	11/17/2059	1,200	(36)	9	0	(27)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	19,400	(2,958)	679	0	(2,279)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	2,050	205	79	284	0
JPS	CMBX.NA.BB.6 Index	5.000	05/11/2063	7,000	(993)	(287)	0	(1,280)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	1,400	(244)	80	0	(164)
MEI	CMBX.NA.BB.6 Index	5.000	05/11/2063	5,350	(751)	(228)	0	(979)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	4,400	(481)	91	0	(390)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	8,200	(1,431)	468	0	(963)
MYC	CMBX.NA.AAA.10 Index	0.500	11/17/2059	4,200	(124)	29	0	(95)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	15,700	(1,108)	(283)	0	(1,391)
SAL	CMBX.NA.AAA.10 Index	0.500	11/17/2059	2,800	(80)	16	0	(64)
UAG	CMBX.NA.AAA.10 Index	0.500	11/17/2059	1,800	(52)	11	0	(41)

					$(6,355)	$3,576	$5,062	$(7,841)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.730%	08/26/2025		$5,500	$0	$84	$84	$0
CBK	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	8,000	135	596	731	0
DUB	Pay	3-Month NZD-BBR	5.000	12/17/2024		24,200	432	1,779	2,211	0
JPM	Pay	3-Month NZD-BBR	5.000	12/17/2024		6,200	109	457	566	0

							$676	$2,916	$3,592	$0

Total Swap Agreements							$(22,353)	$21,726	$13,135	$(13,762)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	Securities with an aggregate market value of $24,609 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$470,446	$104,912	$575,358
Corporate Bonds & Notes
Banking & Finance	0	3,812,937	19,725	3,832,662
Industrials	0	2,850,955	4,114	2,855,069
Utilities	0	813,133	0	813,133
Municipal Bonds & Notes
California	0	1,696	0	1,696
Colorado	0	8,981	0	8,981
Illinois	0	24,110	0	24,110
Michigan	0	2,449	0	2,449
Virginia	0	4,736	0	4,736
West Virginia	0	2,119	0	2,119
U.S. Government Agencies	0	239,238	2,034	241,272
U.S. Treasury Obligations	0	2,685,184	0	2,685,184
Non-Agency Mortgage-Backed Securities	0	104,853	0	104,853
Asset-Backed Securities	0	254,777	6,187	260,964
Sovereign Issues	0	182,678	0	182,678
Common Stocks
Consumer Discretionary	83	0	0	83
Warrants
Utilities	2	0	0	2
Convertible Preferred Securities
Banking & Finance	0	15,750	0	15,750
Preferred Securities
Banking & Finance	0	32,959	0	32,959
Utilities	0	8,675	0	8,675
Short-Term Instruments
Certificates of Deposit	0	7,299	0	7,299
Repurchase Agreements	0	757	0	757
Argentina Treasury Bills	0	9,420	0	9,420
Mexico Treasury Bills	0	34,289	0	34,289
U.S. Treasury Bills	0	5,196	0	5,196
	$85	$11,572,637	$136,972	$11,709,694

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$404	$0	$0	$404

Total Investments	$489	$11,572,637	$136,972	$11,710,098

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,242)	$0	$(9,242)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,052	7,559	0	9,611
Over the counter	0	33,347	0	33,347
	$2,052	$40,906	$0	$42,958
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,113)	(2,977)	0	(5,090)
Over the counter	0	(50,872)	0	(50,872)
	$(2,113)	$(53,849)	$0	$(55,962)

Total Financial Derivative Instruments	$(61)	$(12,943)	$0	$(13,004)

Totals	$428	$11,550,452	$136,972	$11,687,852

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$148,076	$5,255	$(51,639)	$1	$(14)	$287	$4,096	$(1,150)	$104,912	$321
Corporate Bonds & Notes
Banking & Finance	18,623	8,000	0	(19)	0	377	0	(7,256)	19,725	434
Industrials	13,787	0	(77)	(4)	(3)	179	0	(9,768)	4,114	(9)
U.S. Government Agencies	1,994	0	(13)	14	5	34	0	0	2,034	33
Asset-Backed Securities	6,360	0	(134)	0	0	(39)	0	0	6,187	(39)

Totals	$188,840	$13,255	$(51,863)	$(8)	$(12)	$838	$4,096	$(18,174)	$136,972	$740

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$94,512	Proxy Pricing	Base Price	99.250 - 102.000
	10,400	Third Party Vendor	Broker Quote	95.250 - 101.000
Corporate Bonds & Notes
Banking & Finance	7,871	Proxy Pricing	Base Price	100.000
	5,363	Reference Instrument	Spread movement	281.000 bps
	6,491	Reference Instrument	OAS spread	549.080 bps
Industrials	4,114	Proxy Pricing	Base Price	100.000
U.S. Government Agencies	2,034	Proxy Pricing	Base Price	57.500
Asset-Backed Securities	6,187	Third Party Vendor	Broker Quote	99.000

Total	$ 136,972

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Rise Ltd.
4.750% due 01/31/2021 (f)	$4,823	$4,840

Total Loan Participations and Assignments (Cost $4,843)		4,840

CORPORATE BONDS & NOTES 62.4%
BANKING & FINANCE 20.0%
AIG SunAmerica Global Financing
6.900% due 03/15/2032	735	973
Alleghany Corp.
4.900% due 09/15/2044	2,500	2,659
American Express Credit Corp.
3.300% due 05/03/2027	10,600	10,581
American Tower Corp.
4.000% due 06/01/2025	13,400	13,904
Ameriprise Financial, Inc.
2.875% due 09/15/2026	10,500	10,208
Asian Development Bank
5.820% due 06/16/2028	500	627
Aviation Loan Trust
3.356% due 12/15/2022	3,415	3,195
Banco del Estado de Chile
2.000% due 11/09/2017	12,000	12,006
Bank of America Corp.
2.881% due 04/24/2023	11,800	11,834
3.705% due 04/24/2028	11,500	11,601
4.244% due 04/24/2038	9,800	10,223
Bank of New York Mellon Corp.
2.661% due 05/16/2023	4,700	4,714
Bank One Corp.
7.625% due 10/15/2026	95	123
8.000% due 04/29/2027	100	133
Barclays Bank PLC
10.179% due 06/12/2021	9,060	11,356
Berkshire Hathaway, Inc.
4.500% due 02/11/2043	22,400	24,779
BGC Partners, Inc.
5.125% due 05/27/2021	2,000	2,110
Blackstone Holdings Finance Co. LLC
6.250% due 08/15/2042	2,000	2,499
BNP Paribas S.A.
2.950% due 05/23/2022	2,600	2,629
BPCE S.A.
3.000% due 05/22/2022	4,100	4,140
Brighthouse Financial, Inc.
4.700% due 06/22/2047	2,800	2,764
Brighthouse Holdings LLC
6.500% due 07/27/2037 (e)	1,100	1,082
Brookfield Finance LLC
4.000% due 04/01/2024	100	103
Citigroup, Inc.
8.125% due 07/15/2039	5,571	8,589
CME Group, Inc.
5.300% due 09/15/2043	3,740	4,666
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (e)	8,200	9,555
Credit Agricole S.A.
8.375% due 10/13/2019 (e)	10,000	11,200
Credit Suisse AG
6.500% due 08/08/2023	13,000	14,650
Dexia Credit Local S.A.
1.875% due 09/15/2021	11,900	11,618
Fidelity National Financial, Inc.
5.500% due 09/01/2022	700	745
First American Financial Corp.
4.300% due 02/01/2023	4,500	4,627
FMR LLC
4.950% due 02/01/2033	3,000	3,351
5.150% due 02/01/2043	11,300	12,861
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	39,510	43,130
Goldman Sachs Group, Inc.
2.922% due 10/28/2027	9,000	9,367
3.500% due 01/23/2025	800	810

6.125% due 02/15/2033	350	439
6.750% due 10/01/2037	4,035	5,259
Guardian Life Global Funding
2.500% due 05/08/2022	9,300	9,287
HSBC Holdings PLC
3.600% due 05/25/2023	7,500	7,756
6.000% due 05/22/2027 (e)	1,400	1,451
ING Groep NV
3.150% due 03/29/2022	2,500	2,550
International Lease Finance Corp.
8.625% due 01/15/2022	1,900	2,342
Jackson National Life Global Funding
3.250% due 01/30/2024	7,600	7,706
JPMorgan Chase & Co.
2.776% due 04/25/2023	9,000	9,021
3.540% due 05/01/2028	8,500	8,557
6.100% due 10/01/2024 (e)	13,900	15,099
7.900% due 04/30/2018 (e)	1,400	1,457
Kilroy Realty LP
4.250% due 08/15/2029	8,900	9,120
Kimco Realty Corp.
4.125% due 12/01/2046	5,900	5,537
KSA Sukuk Ltd.
2.894% due 04/20/2022	7,500	7,521
3.628% due 04/20/2027	6,700	6,852
LeasePlan Corp. NV
2.500% due 05/16/2018	2,800	2,808
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	1,200	78
Lifestorage, LP
3.500% due 07/01/2026	1,400	1,343
MetLife, Inc.
5.700% due 06/15/2035	5,500	6,799
Metropolitan Life Global Funding
3.450% due 12/18/2026	7,000	7,184
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022	1,600	1,625
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	3,700	3,643
2.953% due 02/28/2022	8,300	8,376
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054	8,200	8,261
Nasdaq, Inc.
3.850% due 06/30/2026	7,000	7,116
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	500	838
Navient Corp.
5.625% due 08/01/2033	3,300	2,773
8.000% due 03/25/2020	3,900	4,368
New York Life Insurance Co.
6.750% due 11/15/2039	2,500	3,523
Northern Trust Corp.
4.600% due 10/01/2026 (e)	9,600	9,720
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	10,000	13,050
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,217
4.950% due 04/01/2024	2,000	2,097
Pacific Life Insurance Co.
9.250% due 06/15/2039	9,300	15,221
Provident Funding Associates LP
6.750% due 06/15/2021	5,290	5,473
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,200	3,268
Springleaf Finance Corp.
6.125% due 05/15/2022	3,400	3,596
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	5,600	5,756
4.375% due 09/15/2054	4,800	4,872
6.850% due 12/16/2039	582	799
UBS AG
2.200% due 06/08/2020	20,600	20,630
UBS Group Funding Switzerland AG
4.253% due 03/23/2028	5,300	5,549
Vonovia Finance BV
5.000% due 10/02/2023	3,100	3,285
Wells Fargo & Co.
2.402% due 10/31/2023	4,800	4,889
3.584% due 05/22/2028	3,800	3,844
5.900% due 06/15/2024 (e)	8,200	8,792
Wells Fargo Bank N.A.
6.600% due 01/15/2038	8,061	11,024
Welltower, Inc.
5.125% due 03/15/2043	12,400	13,447

Weyerhaeuser Co.
7.375% due 03/15/2032	17,200	23,744

		598,374

INDUSTRIALS 29.9%
21st Century Fox America, Inc.
3.375% due 11/15/2026	1,400	1,400
4.750% due 11/15/2046	700	751
5.400% due 10/01/2043	3,600	4,158
6.200% due 12/15/2034	2,000	2,472
AbbVie, Inc.
4.300% due 05/14/2036	4,400	4,497
4.400% due 11/06/2042	10,709	11,028
4.450% due 05/14/2046	2,100	2,180
4.500% due 05/14/2035	11,400	12,072
4.700% due 05/14/2045	900	961
Activision Blizzard, Inc.
3.400% due 09/15/2026	3,600	3,617
ADT Corp.
4.125% due 06/15/2023	8,300	8,248
AEP Transmission Co. LLC
3.100% due 12/01/2026	6,200	6,191
Allergan Funding SCS
3.850% due 06/15/2024	7,477	7,809
4.550% due 03/15/2035	2,700	2,893
4.750% due 03/15/2045	2,106	2,285
4.850% due 06/15/2044	3,800	4,131
American Airlines Pass-Through Trust
3.000% due 04/15/2030	5,000	4,912
3.250% due 04/15/2030	3,400	3,366
3.700% due 04/01/2028	2,145	2,201
4.000% due 01/15/2027	413	432
Amgen, Inc.
2.650% due 05/11/2022	800	803
4.400% due 05/01/2045	13,000	13,425
4.563% due 06/15/2048	6,455	6,830
4.663% due 06/15/2051	10,179	10,845
Anadarko Petroleum Corp.
4.500% due 07/15/2044	7,385	6,911
6.450% due 09/15/2036	4,400	5,200
AP Moller - Maersk A/S
3.750% due 09/22/2024	600	606
Apple, Inc.
2.850% due 05/11/2024	1,300	1,307
3.200% due 05/11/2027	4,200	4,245
Applied Materials, Inc.
3.300% due 04/01/2027	2,100	2,137
Baidu, Inc.
2.875% due 07/06/2022 (a)	5,500	5,473
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	17,116
Broadcom Corp.
3.875% due 01/15/2027	10,800	11,113
Burlington Northern Santa Fe LLC
6.530% due 07/15/2037	200	262
CA, Inc.
4.700% due 03/15/2027	2,800	2,863
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,327
Cardinal Health, Inc.
3.410% due 06/15/2027	10,000	9,978
CBS Corp.
3.375% due 02/15/2028 (a)	1,700	1,670
Cenovus Energy, Inc.
4.250% due 04/15/2027	4,200	4,009
5.250% due 06/15/2037	3,700	3,470
5.400% due 06/15/2047	2,000	1,876
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,684
Charter Communications Operating LLC
4.464% due 07/23/2022	6,200	6,612
5.375% due 05/01/2047	2,000	2,127
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	2,000	2,240
Cimarex Energy Co.
3.900% due 05/15/2027	1,100	1,108
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,437
Comcast Corp.
4.400% due 08/15/2035	9,300	10,027
6.400% due 03/01/2040	4,000	5,380
6.550% due 07/01/2039	1,150	1,566
7.050% due 03/15/2033	7,590	10,400
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,467	2,606

Cox Communications, Inc.
3.350% due 09/15/2026	8,400	8,265
CRH America Finance, Inc.
3.400% due 05/09/2027	600	601
4.400% due 05/09/2047	200	207
CRH America, Inc.
3.875% due 05/18/2025	2,600	2,707
CSX Corp.
3.250% due 06/01/2027	12,200	12,341
3.800% due 11/01/2046	8,200	8,001
6.150% due 05/01/2037	800	1,033
CVS Pass-Through Trust
6.036% due 12/10/2028	112	126
7.507% due 01/10/2032	17,723	21,934
Daimler Finance North America LLC
2.850% due 01/06/2022	800	810
Dell International LLC
4.420% due 06/15/2021	3,800	4,009
Delphi Automotive PLC
4.400% due 10/01/2046	800	802
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	10,391	15,446
DISH DBS Corp.
5.000% due 03/15/2023	8,500	8,734
Domtar Corp.
6.750% due 02/15/2044	5,000	5,428
DXC Technology Co
2.875% due 03/27/2020	500	507
4.250% due 04/15/2024	500	519
Energy Transfer LP
4.200% due 04/15/2027	1,500	1,497
5.300% due 04/15/2047	9,200	9,148
6.050% due 06/01/2041	3,200	3,419
6.625% due 10/15/2036	5,200	5,838
EnLink Midstream Partners LP
5.450% due 06/01/2047	1,600	1,603
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	999
4.850% due 08/15/2042	642	683
4.850% due 03/15/2044	1,250	1,332
5.750% due 03/01/2035	600	683
5.950% due 02/01/2041	1,500	1,785
6.125% due 10/15/2039	800	963
6.875% due 03/01/2033	10,000	12,718
ERAC USA Finance LLC
4.500% due 02/15/2045	1,550	1,536
FAGE International S.A.
5.625% due 08/15/2026	300	310
Fidelity National Information Services, Inc.
4.500% due 08/15/2046	600	619
Forest Laboratories LLC
4.375% due 02/01/2019	265	273
General Electric Co.
5.875% due 01/14/2038	2,749	3,570
Georgia-Pacific LLC
7.750% due 11/15/2029	80	111
8.000% due 01/15/2024	1,750	2,248
Gilead Sciences, Inc.
4.000% due 09/01/2036	3,900	3,890
4.150% due 03/01/2047	8,100	8,178
Goldcorp, Inc.
5.450% due 06/09/2044	2,300	2,572
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	1,340	1,424
Heineken NV
3.500% due 01/29/2028	12,100	12,307
Hess Corp.
7.300% due 08/15/2031	839	968
Intel Corp.
2.875% due 05/11/2024	2,700	2,712
4.100% due 05/11/2047	3,700	3,846
International Paper Co.
5.150% due 05/15/2046	4,700	5,266
Kaiser Foundation Hospitals
4.150% due 05/01/2047	7,975	8,297
Kansas City Southern
3.125% due 06/01/2026	1,100	1,058
4.950% due 08/15/2045	5,200	5,700
KeySpan Corp.
5.803% due 04/01/2035	120	143
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,833
6.500% due 09/01/2039	7,000	7,960
6.950% due 01/15/2038	7,470	8,957
7.300% due 08/15/2033	3,000	3,623

Kraft Heinz Foods Co.
4.375% due 06/01/2046	4,000	3,914
5.200% due 07/15/2045	6,960	7,576
6.500% due 02/09/2040	9,000	11,308
7.125% due 08/01/2039	3,150	4,157
Lowe’s Cos., Inc.
4.050% due 05/03/2047	11,500	11,743
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	2,999
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	2,300	2,308
Microsoft Corp.
3.450% due 08/08/2036	4,700	4,718
3.500% due 02/12/2035	9,400	9,507
4.100% due 02/06/2037	9,300	10,049
4.250% due 02/06/2047	6,200	6,740
Moody’s Corp.
5.250% due 07/15/2044	8,000	9,338
Mylan NV
3.950% due 06/15/2026	3,700	3,756
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	10,000	10,654
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	12,790
New York and Presbyterian Hospital
3.563% due 08/01/2036	3,500	3,408
4.063% due 08/01/2056	900	903
4.763% due 08/01/2116	3,500	3,367
Newell Brands, Inc.
5.375% due 04/01/2036	700	811
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	5,858	5,899
NVIDIA Corp.
3.200% due 09/16/2026	4,200	4,173
NXP BV
3.875% due 09/01/2022	6,100	6,367
Ooredoo International Finance Ltd.
5.000% due 10/19/2025	900	971
Oracle Corp.
3.850% due 07/15/2036	2,800	2,908
4.300% due 07/08/2034	2,000	2,176
4.500% due 07/08/2044	900	984
PepsiCo, Inc.
4.000% due 05/02/2047	8,700	8,932
Petroleos Mexicanos
5.625% due 01/23/2046	8,800	7,834
6.500% due 06/02/2041	15,000	14,970
6.625% due 06/15/2038	3,600	3,663
Post Holdings, Inc.
5.000% due 08/15/2026	2,300	2,300
Pride International LLC
7.875% due 08/15/2040	3,500	2,966
QUALCOMM, Inc.
4.800% due 05/20/2045	2,800	3,085
QVC, Inc.
5.950% due 03/15/2043	3,500	3,363
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	956
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	6,500	6,461
3.000% due 06/26/2027	2,000	1,974
Reynolds American, Inc.
7.250% due 06/15/2037	200	275
Rockies Express Pipeline LLC
6.875% due 04/15/2040	4,700	5,146
Rockwell Collins, Inc.
2.800% due 03/15/2022	12,400	12,527
S&P Global, Inc.
2.950% due 01/22/2027	200	193
4.000% due 06/15/2025	2,300	2,412
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,430
5.000% due 03/15/2027	2,700	2,876
5.625% due 02/01/2021	1,400	1,525
5.625% due 04/15/2023	700	779
5.750% due 05/15/2024	1,100	1,227
5.875% due 06/30/2026	5,900	6,614
6.250% due 03/15/2022	800	907
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	4,400	4,353
2.875% due 09/23/2023	700	695
3.200% due 09/23/2026	500	490
Southern Co.
3.250% due 07/01/2026	500	490
4.250% due 07/01/2036	5,400	5,521
4.400% due 07/01/2046	12,400	12,695

Southern Natural Gas Co. LLC
4.800% due 03/15/2047	1,400	1,490
Southwest Airlines Co.
3.000% due 11/15/2026	8,300	8,067
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	400	405
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	3,200	3,236
Suntory Holdings Ltd.
2.550% due 06/28/2022	5,800	5,771
Telefonica Emisiones S.A.U.
4.103% due 03/08/2027	2,400	2,485
5.213% due 03/08/2047	2,300	2,497
7.045% due 06/20/2036	7,100	9,364
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,608
7.625% due 04/01/2037	4,720	5,880
8.375% due 06/15/2032	3,600	4,489
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	49	58
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	8,662	8,435
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,177
Time Warner Cable LLC
4.500% due 09/15/2042	100	96
5.875% due 11/15/2040	1,000	1,120
6.550% due 05/01/2037	14,450	17,324
6.750% due 06/15/2039	2,700	3,319
7.300% due 07/01/2038	1,225	1,572
Time Warner, Inc.
5.350% due 12/15/2043	991	1,097
6.100% due 07/15/2040	7,780	9,367
Topaz Solar Farms LLC
4.875% due 09/30/2039	5,527	5,743
TTX Co.
4.200% due 07/01/2046	3,000	3,017
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	5,317	5,543
4.625% due 12/03/2026	4,946	5,328
5.900% due 04/01/2026	3,002	3,370
United Airlines Pass-Through Trust
2.875% due 04/07/2030	600	590
3.100% due 04/07/2030	600	589
4.000% due 10/11/2027	1,775	1,858
4.300% due 02/15/2027	12,720	13,547
UnitedHealth Group, Inc.
4.625% due 07/15/2035	8,900	10,033
4.750% due 07/15/2045	5,700	6,573
University of Southern California
3.841% due 10/01/2047	2,800	2,921
WestJet Airlines Ltd.
3.500% due 06/16/2021	2,300	2,352
Whirlpool Corp.
4.500% due 06/01/2046	1,100	1,155
Woodside Finance Ltd.
3.700% due 09/15/2026	7,000	6,907

		894,362

UTILITIES 12.5%
AEP Texas, Inc.
6.650% due 02/15/2033	1,800	2,289
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	16,503
American Water Capital Corp.
4.300% due 12/01/2042	2,600	2,817
AT&T, Inc.
4.500% due 05/15/2035	700	691
4.500% due 03/09/2048	65	62
4.550% due 03/09/2049	30,507	28,825
5.250% due 03/01/2037	7,800	8,344
5.350% due 09/01/2040	2,932	3,119
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,305	2,973
6.500% due 09/15/2037	5,300	7,147
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	6,839
British Telecommunications PLC
9.125% due 12/15/2030	730	1,113
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	7,100	7,134
4.973% due 05/01/2046	1,000	1,070
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	8,000	8,098
6.750% due 04/01/2038	9,190	12,845

Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	1,998
Duke Energy Florida LLC
3.850% due 11/15/2042	4,600	4,626
6.350% due 09/15/2037	200	271
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	126
Duke Energy Progress LLC
6.300% due 04/01/2038	800	1,070
E.ON International Finance BV
6.650% due 04/30/2038	1,000	1,258
Electricite de France S.A.
5.250% due 10/13/2055	1,071	1,161
Emera U.S. Finance LP
3.550% due 06/15/2026	1,100	1,105
4.750% due 06/15/2046	7,900	8,382
Enel Finance International NV
2.875% due 05/25/2022	4,200	4,210
3.625% due 05/25/2027	1,400	1,390
4.750% due 05/25/2047	800	828
Exelon Corp.
4.450% due 04/15/2046	1,425	1,481
5.100% due 06/15/2045	19,400	21,852
5.625% due 06/15/2035	600	706
FirstEnergy Corp.
3.900% due 07/15/2027	2,400	2,405
Florida Power & Light Co.
4.050% due 10/01/2044	1,805	1,922
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	996
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,129
Monongahela Power Co.
3.550% due 05/15/2027	1,100	1,112
New York State Electric & Gas Corp.
3.250% due 12/01/2026	8,900	8,924
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	2,545	2,589
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,555
Ohio Power Co.
5.850% due 10/01/2035	100	120
6.600% due 02/15/2033	30	38
6.600% due 03/01/2033	65	83
Pacific Gas & Electric Co.
6.350% due 02/15/2038	13,200	17,731
PacifiCorp
5.750% due 04/01/2037	60	76
6.000% due 01/15/2039	2,040	2,657
6.100% due 08/01/2036	60	78
Petrobras Global Finance BV
6.125% due 01/17/2022	9,500	9,833
6.875% due 01/20/2040	6,900	6,555
7.250% due 03/17/2044	3,800	3,751
8.375% due 05/23/2021	3,100	3,478
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	12,043
3.600% due 11/01/2024	400	389
4.900% due 02/15/2045	6,400	5,981
Potomac Electric Power Co.
4.150% due 03/15/2043	1,100	1,167
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,935
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	5,845
SES S.A.
3.600% due 04/04/2023	4,600	4,689
5.300% due 04/04/2043	3,800	3,477
Shell International Finance BV
3.625% due 08/21/2042	4,900	4,601
3.750% due 09/12/2046	2,600	2,471
4.000% due 05/10/2046	1,537	1,525
4.375% due 05/11/2045	4,500	4,728
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,867
Southern California Edison Co.
6.000% due 01/15/2034	3,600	4,612
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,100	2,710
Transcanada Trust
5.300% due 03/15/2077	4,400	4,531
Verizon Communications, Inc.
4.125% due 03/16/2027	1,100	1,138
4.522% due 09/15/2048	39,586	37,685
4.862% due 08/21/2046	7,200	7,226
5.012% due 04/15/2049	3,574	3,629

5.012% due 08/21/2054	8,419	8,360
5.250% due 03/16/2037	6,200	6,693
5.500% due 03/16/2047	3,800	4,175
Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	3,798

		371,640

Total Corporate Bonds & Notes (Cost $1,758,844)		1,864,376

MUNICIPAL BONDS & NOTES 4.0%
CALIFORNIA 1.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,594
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,499
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,230
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	2,053
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	15,004

		29,380

COLORADO 0.0%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,392

GEORGIA 0.8%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,325	6,534
6.655% due 04/01/2057	13,800	16,944

		23,478

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	10,900	13,195
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	637
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	100	101

		13,933

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	2,600	2,848

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	4,057

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	1,043

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	6,480	9,562
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	5,100

		14,662

PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016
4.014% due 06/01/2033	600	624
4.144% due 06/01/2038	500	519

		1,143

TEXAS 0.7%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	7,266

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	13,100	13,892

		21,158

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	7,750	7,601

Total Municipal Bonds & Notes (Cost $104,821)		120,695

U.S. GOVERNMENT AGENCIES 10.7%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (b)	43,912	29,431
1.276% due 07/25/2037	24	24
1.346% due 03/25/2036	8	8
1.616% due 09/25/2032	10	10
1.892% due 06/01/2043	159	161
2.254% due 06/01/2035	974	1,025
2.689% due 12/01/2033	27	28
2.803% due 09/01/2035	40	43
2.828% due 10/01/2035	551	581
2.830% due 04/01/2035	496	523
2.868% due 06/01/2035	951	993
2.910% due 12/01/2034	479	501
2.951% due 11/01/2034	999	1,058
3.000% due 12/25/2046	1,174	1,038
3.055% due 08/01/2035	71	75
3.129% due 05/25/2035	722	762
3.405% due 11/01/2035	12	12
4.000% due 02/25/2019	7	7
5.000% due 08/25/2033	60	66
5.500% due 04/25/2033 - 09/25/2035	4,302	5,335
5.900% due 07/25/2042	11	13
6.000% due 07/25/2031 - 03/25/2036	892	1,153
6.080% due 09/01/2028	1,800	2,343
6.500% due 05/25/2032	2	2
Fannie Mae, TBA
3.000% due 07/01/2047 - 08/01/2047	34,700	34,613
Federal Farm Credit Bank
5.125% due 07/09/2029	500	607
5.750% due 12/07/2028	20	26
Freddie Mac
0.000% due 03/15/2031 (b)	11,600	7,523
1.309% due 08/15/2019 - 10/15/2020	37	37
1.389% due 02/15/2019	10	10
1.559% due 01/15/2033	5	5
1.659% due 09/15/2030	2	2
1.892% due 10/25/2044 - 02/25/2045	51	51
2.927% due 10/01/2035	46	48
3.161% due 06/01/2035	29	31
3.475% due 04/01/2035	66	70
4.000% due 06/15/2041	13,787	15,104
5.000% due 03/01/2038 - 12/01/2038	1,111	1,219
5.500% due 02/15/2024	83	90
6.000% due 06/15/2035 - 10/01/2037	473	596
6.500% due 10/25/2043	82	97
Ginnie Mae
2.125% due 05/20/2030	78	81
Israel Government AID Bond
0.000% due 08/15/2024 - 11/01/2024 (b)	9,298	7,680
Residual Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (b)	266,167	183,039
Resolution Funding Corp. STRIPS
0.000% due 07/15/2026 - 07/15/2029 (b)	30,294	22,473
Small Business Administration
5.290% due 12/01/2027	418	446
5.510% due 11/01/2027	112	120

Total U.S. Government Agencies (Cost $290,273)		319,160

U.S. TREASURY OBLIGATIONS 41.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)(k)	33,000	30,854
2.750% due 08/15/2042 (g)(k)	57,850	57,306
2.750% due 11/15/2042 (g)(k)	46,650	46,171
2.875% due 05/15/2043 (g)(k)	71,100	71,892
2.875% due 08/15/2045 (g)	104,130	104,899
3.000% due 02/15/2047 (g)	66,950	69,196
3.125% due 02/15/2042 (k)	6,500	6,893
3.125% due 02/15/2043 (g)	250,586	265,088
3.375% due 05/15/2044 (i)(k)	2,600	2,877
3.625% due 08/15/2043 (g)(i)(k)	113,700	130,990
3.625% due 02/15/2044 (g)	13,000	15,002
3.750% due 11/15/2043 (g)(k)	160,700	189,180

U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2023 (i)	85,238	85,829
0.375% due 01/15/2027 (i)	32,596	32,027
2.500% due 01/15/2029 (i)(k)	10,273	12,362
U.S. Treasury Notes
2.375% due 05/15/2027	170	171
U.S. Treasury STRIPS (b)
0.000% due 05/15/2033	8,800	5,759
0.000% due 11/15/2033	18,800	12,112
0.000% due 05/15/2034	27,700	17,569
0.000% due 08/15/2037	8,900	5,064
0.000% due 08/15/2039	13,100	7,072
0.000% due 05/15/2040	19,850	10,411
0.000% due 08/15/2040	43,500	22,596
0.000% due 05/15/2042	1,300	638
0.000% due 08/15/2042	17,880	8,688
0.000% due 11/15/2042	12,000	5,783
0.000% due 05/15/2043	9,400	4,452
0.000% due 08/15/2043	4,500	2,119
0.000% due 11/15/2045	8,400	3,682

Total U.S. Treasury Obligations (Cost $1,224,376)		1,226,682

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,843
American Home Mortgage Assets Trust
1.652% due 11/25/2046	2,115	1,136
American Home Mortgage Investment Trust
3.415% due 02/25/2045	17	18
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046	13,300	14,235
Banc of America Funding Trust
3.131% due 02/20/2036	737	731
3.179% due 05/25/2035	20	21
3.559% due 01/20/2047 ^	56	53
Banc of America Re-REMIC Trust
5.995% due 12/24/2049	860	859
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,710
5.122% due 08/10/2035	8,700	9,396
Bear Stearns Adjustable Rate Mortgage Trust
2.754% due 11/25/2030	65	63
2.820% due 08/25/2035	262	262
2.830% due 10/25/2035	138	136
3.191% due 10/25/2035	23	23
3.260% due 03/25/2035	905	915
3.322% due 11/25/2034	46	44
3.636% due 03/25/2035	101	102
3.656% due 05/25/2047 ^	1,772	1,692
3.680% due 02/25/2034	18	18
3.750% due 05/25/2034	1	1
Bear Stearns ALT-A Trust
3.250% due 11/25/2036 ^	201	166
3.254% due 11/25/2036	290	262
3.361% due 09/25/2035	6,132	5,278
Chase Mortgage Finance Trust
3.328% due 03/25/2037 ^	605	592
5.500% due 11/25/2035	5,000	4,825
Citigroup Mortgage Loan Trust, Inc.
1.286% due 01/25/2037	59	46
1.824% due 08/25/2035 ^	354	319
2.690% due 09/25/2035	188	194
2.930% due 10/25/2035	84	84
3.180% due 09/25/2035	125	130
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,276
Core Industrial Trust
3.494% due 02/10/2037	4,250	4,239
Countrywide Alternative Loan Trust
1.406% due 09/25/2046 ^	1,622	1,395
1.407% due 12/20/2046 ^	1,169	951
1.422% due 03/20/2046	274	235
1.496% due 02/25/2037	122	103
5.500% due 03/25/2036 ^	128	103
6.250% due 08/25/2037 ^	193	171
Countrywide Home Loan Mortgage Pass-Through Trust
1.676% due 05/25/2035	120	102
1.856% due 03/25/2035	348	300
3.074% due 04/20/2035	23	23
3.123% due 11/25/2034	147	146
3.136% due 11/20/2034	26	26
3.264% due 08/25/2034 ^	108	100
3.306% due 02/20/2036 ^	204	183
3.309% due 02/20/2036 ^	147	132
3.348% due 02/20/2035	43	44

3.399% due 08/25/2034 ^	40	37
5.250% due 05/25/2035	231	204
Countrywide Home Loan Reperforming REMIC Trust
1.636% due 07/25/2036	5,781	5,331
Credit Suisse First Boston Mortgage Securities Corp.
2.989% due 07/25/2033	22	22
3.257% due 08/25/2033	8	8
Credit Suisse Mortgage Capital Certificates
1.194% due 11/27/2036	15,439	15,273
DBUBS Mortgage Trust
2.468% due 07/12/2044	4,142	4,195
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	9	9
Downey Savings & Loan Association Mortgage Loan Trust
1.469% due 08/19/2045	169	150
First Horizon Mortgage Pass-Through Trust
3.041% due 12/25/2034	8	8
3.142% due 08/25/2035	31	27
GS Mortgage Securities Trust
2.777% due 10/10/2049	2,720	2,726
3.722% due 10/10/2049	5,225	5,214
GSMPS Mortgage Loan Trust
1.566% due 01/25/2036	751	646
GSR Mortgage Loan Trust
3.109% due 09/25/2035	98	100
3.152% due 11/25/2035	18	17
HarborView Mortgage Loan Trust
1.389% due 07/19/2046 ^	2,890	1,730
1.399% due 01/19/2038	744	704
1.449% due 03/19/2036	265	207
3.583% due 07/19/2035 ^	127	114
IndyMac Mortgage Loan Trust
1.416% due 06/25/2046	971	848
3.079% due 12/25/2034	31	30
3.376% due 04/25/2037	198	177
3.400% due 04/25/2037 ^	366	320
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.609% due 01/15/2033	1,948	1,954
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	10,734	10,920
JPMorgan Mortgage Trust
3.406% due 07/25/2035	4,133	4,155
3.505% due 02/25/2035	9	9
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,501	1,510
MASTR Adjustable Rate Mortgages Trust
1.426% due 04/25/2046	904	683
3.190% due 11/21/2034	193	198
MASTR Alternative Loan Trust
5.500% due 01/25/2025	86	86
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.859% due 11/15/2031	66	62
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.599% due 12/15/2030	89	87
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036	391	377
1.466% due 11/25/2035	5	5
2.051% due 10/25/2035	13	12
2.665% due 10/25/2035	81	81
3.154% due 05/25/2033	25	25
3.297% due 02/25/2034	17	17
3.789% due 07/25/2034	189	190
3.878% due 05/25/2033	12	12
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.076% due 08/12/2049	215	214
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	3,100	3,065
Prime Mortgage Trust
1.616% due 02/25/2034	4	4
Residential Accredit Loans, Inc. Trust
1.426% due 04/25/2046	256	135
6.000% due 06/25/2036	87	79
Residential Asset Securitization Trust
1.616% due 01/25/2046 ^	273	131
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043	13,400	13,345
Structured Adjustable Rate Mortgage Loan Trust
1.436% due 05/25/2037	301	265
2.132% due 01/25/2035	103	93
3.336% due 08/25/2035	35	35
3.353% due 12/25/2034	267	264
Structured Asset Mortgage Investments Trust
1.426% due 04/25/2036	1,406	1,275
1.436% due 05/25/2036	316	279
1.459% due 07/19/2035	63	60
1.496% due 02/25/2036 ^	645	593

1.526% due 12/25/2035 ^	11	10
1.869% due 10/19/2034	36	35
Structured Asset Securities Corp.
3.290% due 12/25/2033	31	30
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032	20	20
3.209% due 01/25/2032	15	15
WaMu Mortgage Pass-Through Certificates Trust
1.432% due 02/25/2047 ^	827	711
1.432% due 03/25/2047 ^	477	411
1.462% due 01/25/2047	3	3
1.486% due 07/25/2045	6,465	6,265
1.486% due 12/25/2045	102	99
1.492% due 04/25/2047	1,824	1,643
1.506% due 10/25/2045	1,396	1,388
1.526% due 01/25/2045	71	70
1.586% due 05/25/2034	708	642
1.732% due 08/25/2046	2,592	2,368
2.083% due 05/25/2046	49	44
2.132% due 08/25/2042	2	2
2.145% due 09/25/2046	28	27
2.145% due 10/25/2046	8	7
2.145% due 11/25/2046	88	84
2.778% due 12/25/2036 ^	435	405
3.094% due 02/25/2037 ^	605	553
3.137% due 03/25/2034	243	247
Washington Mutual Mortgage Loan Trust
1.887% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
1.702% due 05/25/2046	701	579
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	13,864
Wells Fargo Mortgage-Backed Securities Trust
3.098% due 01/25/2035	21	21
3.107% due 03/25/2036	793	798
3.193% due 09/25/2034	90	92

Total Non-Agency Mortgage-Backed Securities (Cost $163,567)		172,434

ASSET-BACKED SECURITIES 1.6%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	2,112	2,268
Amortizing Residential Collateral Trust
1.796% due 07/25/2032	1	1
Bear Stearns Asset-Backed Securities Trust
3.079% due 07/25/2036	97	93
3.417% due 10/25/2036	41	39
CIFC Funding Ltd.
2.370% due 01/29/2025	3,785	3,790
Citigroup Mortgage Loan Trust, Inc.
1.276% due 07/25/2045	12	9
Countrywide Asset-Backed Certificates
1.696% due 12/25/2031 ^	9	7
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	3,978	3,991
Credit-Based Asset Servicing and Securitization LLC
1.286% due 01/25/2037 ^	35	15
1.336% due 07/25/2037	30	20
2.116% due 07/25/2035	82	80
4.227% due 04/25/2037	801	791
Dryden Senior Loan Fund
2.358% due 01/15/2025	3,622	3,626
Equity One Mortgage Pass-Through Trust
5.699% due 07/25/2034	925	915
First NLC Trust
1.286% due 08/25/2037	22	12
GE-WMC Mortgage Securities Trust
1.256% due 08/25/2036	1	1
GSAMP Trust
1.286% due 12/25/2036	8	4
Lehman ABS Mortgage Loan Trust
1.306% due 06/25/2037	21	13
Long Beach Mortgage Loan Trust
1.776% due 10/25/2034	5	4
MASTR Specialized Loan Trust
1.476% due 02/25/2036	7,455	7,112
MESA Trust
2.016% due 12/25/2031	37	37
Navient Student Loan Trust
2.366% due 03/25/2066	5,419	5,483
New Century Home Equity Loan Trust
1.956% due 08/25/2034	17	16
2.296% due 01/25/2034	304	303
4.568% due 08/25/2035	240	251
Securitized Asset-Backed Receivables LLC Trust
1.346% due 05/25/2037 ^	61	48

SLM Student Loan Trust
2.656% due 04/25/2023		10,894	11,137
Soundview Home Loan Trust
1.296% due 06/25/2037		14	9
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		225	226
Wells Fargo Home Equity Asset-Backed Securities Trust
1.486% due 07/25/2036		3,400	3,180
WhiteHorse Ltd.
2.370% due 02/03/2025		3,596	3,598

Total Asset-Backed Securities (Cost $45,780)			47,079

SOVEREIGN ISSUES 3.4%
Brazil Government International Bond
5.625% due 02/21/2047 (g)		10,900	10,437
Colombia Government International Bond
6.125% due 01/18/2041		8,700	10,075
7.375% due 09/18/2037		720	929
Development Bank of Japan, Inc.
1.625% due 09/01/2021		10,400	10,115
Export-Import Bank of India
3.375% due 08/05/2026		11,600	11,378
Mexico Government International Bond
4.600% due 01/23/2046		3,335	3,269
5.550% due 01/21/2045		350	393
5.750% due 10/12/2110		10,400	10,842
6.050% due 01/11/2040		4,785	5,658
Qatar Government International Bond
4.625% due 06/02/2046		1,200	1,217
6.400% due 01/20/2040		10,700	13,673
Saudi Government International Bond
2.375% due 10/26/2021		3,700	3,645
3.250% due 10/26/2026		3,600	3,573
4.500% due 10/26/2046		2,600	2,655
Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	14,626

Total Sovereign Issues (Cost $97,485)			102,485

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		3,712	232

Total Common Stocks (Cost $108)			232

CONVERTIBLE PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500% due 12/31/2049 (e)		15,300	20,066

Total Convertible Preferred Securities (Cost $15,982)			20,066

PREFERRED SECURITIES 0.2%
INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063		20,000	498

UTILITIES 0.2%
Entergy Texas, Inc.
5.625% due 06/01/2064		156,000	4,170
SCE Trust
5.750% due 03/15/2024 (e)		43,000	1,209

			5,379

Total Preferred Securities (Cost $5,375)			5,877

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.980% due 08/31/2017 (b)(c)(i)		$550	549

Total Short-Term Instruments (Cost $549)		549

Total Investments in Securities (Cost $3,712,003)		3,884,475

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	4,560,829	45,088

Total Short-Term Instruments (Cost $45,087)		45,088

Total Investments in Affiliates (Cost $45,087)		45,088

Total Investments 131.5% (Cost $3,757,090)		$3,929,563
Financial Derivative Instruments (h)(j) (0.1)% (Cost or Premiums, net $522)		(1,787)
Other Assets and Liabilities, net (31.4)%		(939,604)

Net Assets 100.0%		$2,988,172

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$4,843	$4,840	0.16%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	1.130%	04/21/2017	10/23/2017		$(91,782)	$(91,992)
	1.140	05/16/2017	07/17/2017		(8,766)	(8,779)
BSN	0.980	04/04/2017	07/05/2017		(6,667)	(6,684)
	0.980	04/05/2017	07/06/2017		(15,881)	(15,920)
	1.000	04/10/2017	07/10/2017		(70,141)	(70,305)
	1.010	04/18/2017	07/18/2017		(208,101)	(208,545)
	1.070	05/03/2017	07/28/2017		(49,859)	(49,950)
IND	1.000	04/06/2017	07/06/2017		(20,242)	(20,291)
	1.000	04/07/2017	07/07/2017		(780)	(782)
	1.000	04/12/2017	07/06/2017		(3,487)	(3,495)
	1.030	05/02/2017	07/03/2017		(13,659)	(13,683)
	1.070	05/22/2017	07/03/2017		(16,160)	(16,180)
	1.080	04/25/2017	08/25/2017		(42,439)	(42,527)
JPS	0.920	05/22/2017	07/03/2017		(646)	(646)
	1.050	05/31/2017	07/12/2017		(3,261)	(3,264)
	1.130	06/09/2017	07/10/2017		(60,383)	(60,428)
NOM	0.900	06/16/2017	TBD	(2)	(4,483)	(4,485)
RDR	1.060	05/05/2017	07/07/2017		(102,698)	(102,877)
SCX	1.160	05/19/2017	08/21/2017		(29,125)	(29,167)
	1.160	05/22/2017	08/21/2017		(52,625)	(52,696)
	1.230	05/31/2017	08/31/2017		(26,975)	(27,005)
	1.280	06/09/2017	07/10/2017		(7,881)	(7,888)

Total Reverse Repurchase Agreements						$(837,589)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (3)
GSC	1.150%	05/11/2017	07/11/2017	$(48,123)	$(48,205)
	1.160	06/02/2017	07/05/2017	(1,962)	(1,964)
	1.220	06/08/2017	07/10/2017	(20,512)	(20,529)

Total Sale-Buyback Transactions					$(70,698)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)% Fannie Mae, TBA	6.000%	07/01/2047	$5,000	$(5,660)	$(5,629)

Total Short Sales (0.2)%				$(5,660)	$(5,629)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2071 was $(823,721) at a weighted average interest rate of 1.003%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(17) of deferred price drop.

(g) Securities with an aggregate market value of $917,276 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(h) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2017	851	$106,827	$(300)	$0	$(239)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	749	124,240	1,493	0	(515)

				$1,193	$0	$(754)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2017	853	(184,341)	232	80	0
U.S. Treasury 5-Year Note September Futures	09/2017	2,229	(262,656)	533	383	0
U.S. Treasury 30-Year Bond September Futures	09/2017	150	(23,053)	(249)	85	0

				$516	$548	$0

Total Futures Contracts				$1,709	$548	$(754)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Hess Corp.	1.000%	06/20/2021	1.340%	$7,300	$(262)	$171	$(91)	$2	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021	$ 130,600	$(1,710)	$(1,015)	$(2,725)	$0	$(62)
CDX.IG-28 5-Year Index	1.000	06/20/2022	171,000	(2,707)	(512)	(3,219)	0	(85)
iTraxx Europe Main 25 5-Year Index	1.000	06/20/2021	EUR 42,100	(814)	(326)	(1,140)	28	0

				$(5,231)	$(1,853)	$(7,084)	$28	$(147)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	06/21/2024	$29,100	$1,001	$175	$1,176	$71	$0
Receive	3-Month USD-LIBOR	2.350	10/02/2025	14,800	(96)	(116)	(212)	40	0
Receive	3-Month USD-LIBOR	1.564	06/28/2026	6,500	(42)	407	365	18	0
Receive	3-Month USD-LIBOR	1.500	06/30/2026	25,900	(151)	1,743	1,592	73	0
Receive	3-Month USD-LIBOR	1.515	06/30/2026	56,500	(364)	3,766	3,402	159	0
Receive	3-Month USD-LIBOR	1.555	06/30/2026	59,800	(389)	3,792	3,403	169	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	310,880	(8,378)	21,758	13,380	968	0
Receive	3-Month USD-LIBOR	2.288	06/01/2027	22,500	0	(21)	(21)	67	0
Receive	3-Month USD-LIBOR	2.338	06/12/2027	102,200	(594)	86	(508)	307	0
Receive	3-Month USD-LIBOR	2.635	06/19/2027	21,200	(291)	(380)	(671)	64	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027	24,900	2,167	(429)	1,738	76	0
Pay (6)	3-Month USD-LIBOR	2.235	07/21/2027	24,200	0	(148)	(148)	0	(75)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	37,300	(2,736)	3,199	463	164	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047	1,900	(381)	43	(338)	0	(7)
Receive	28-Day MXN-TIIE	7.150	12/21/2018	MXN 907,500	(11)	111	100	0	(25)
Pay	28-Day MXN-TIIE	7.160	12/21/2018	857,200	0	101	101	0	(24)
Pay	28-Day MXN-TIIE	8.300	02/07/2019	211,800	2,192	(1,951)	241	0	(5)
Pay	28-Day MXN-TIIE	7.199	12/03/2021	29,700	0	28	28	0	(4)
Pay	28-Day MXN-TIIE	5.750	06/05/2023	28,000	40	(129)	(89)	0	(6)
Pay	28-Day MXN-TIIE	8.280	11/28/2036	230,400	(2)	959	957	0	(133)
Pay	28-Day MXN-TIIE	8.310	11/28/2036	45,200	5	191	196	0	(26)

					$(8,030)	$33,185	$25,155	$2,176	$(305)

Total Swap Agreements					$(13,523)	$31,503	$17,980	$2,206	$(452)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $36,705 and cash of $3,220 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	EUR	15,307	$	17,205	$0	$(278)
BPS	07/2017	$	17,681	EUR	15,544	72	0
	08/2017	EUR	15,544	$	17,707	0	(72)
CBK	07/2017		125		141	0	(2)
GLM	07/2017	CAD	1,078		799	0	(32)
	07/2017	EUR	112		125	0	(3)
	08/2017	$	1,415	GBP	1,097	15	0
	08/2017		165	MXN	3,012	1	0
	10/2017		483	RUB	28,289	0	(14)
HUS	08/2017		377	MXN	6,761	0	(6)
JPM	08/2017		388		7,036	0	(2)
SCX	08/2017	MXN	31,148	$	1,610	0	(97)

Total Forward Foreign Currency Contracts						$88	$(506)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.435%	07/19/2017	$	53,200	$362	$61
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019		11,600	1,005	864
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020		75,100	3,110	1,782
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.170	09/11/2017	EUR	3,500	38	8
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/30/2019	$	5,700	344	592
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.265	09/11/2017	EUR	35,500	357	46
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018	$	593,500	461	188
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017		1,099,200	742	7
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		7,400	666	596
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017		61,100	34	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.164	09/11/2017	EUR	7,400	84	18
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.223	09/11/2017		20,600	205	35
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.680	11/30/2017	$	28,800	140	51
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019		79,700	4,981	8,264
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		43,000	4,299	3,569
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		26,000	2,366	2,094
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017		612,700	349	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019		31,400	1,727	2,560

								$21,270	$20,739

Total Purchased Options								$21,270	$20,739

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$55,600	$(1,015)	$(819)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.035	07/19/2017	53,200	(376)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	188,250	(3,121)	(1,613)
BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/30/2019	28,500	(338)	(670)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	04/25/2018	593,500	(461)	(309)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	37,000	(666)	(693)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/30/2017	6,000	(145)	(68)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	398,500	(4,981)	(9,358)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	345,300	(6,672)	(6,469)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	157,000	(1,727)	(3,005)

							$(19,502)	$(23,012)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	$103.531	08/07/2017	$49,600	$(103)	$(53)

Total Written Options					$(19,972)	$(23,065)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2021	2.161%	$200	$(18)	$8	$0	$(10)
BRC	Brazil Government International Bond	1.000	12/20/2021	2.161	400	(34)	15	0	(19)
	Springleaf Finance Corp.	5.000	06/20/2022	2.972	200	16	2	18	0
DUB	Telstra Corp. Ltd.	1.000	06/20/2021	0.368	2,300	32	25	57	0
GST	Russia Government International Bond	1.000	12/20/2021	1.529	6,800	(195)	46	0	(149)
HUS	Colombia Government International Bond	1.000	12/20/2021	1.218	5,500	(88)	39	0	(49)
JPM	Brazil Government International Bond	1.000	12/20/2021	2.161	500	(42)	18	0	(24)
UAG	Brazil Government International Bond	1.000	12/20/2021	2.161	8,630	(447)	32	0	(415)

						$(776)	$185	$75	$(666)

Total Swap Agreements						$(776)	$185	$75	$(666)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)	Securities with an aggregate market value of $2,708 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$4,840	$4,840
Corporate Bonds & Notes
Banking & Finance	0	597,292	1,082	598,374
Industrials	0	894,362	0	894,362
Utilities	0	371,640	0	371,640
Municipal Bonds & Notes
California	0	29,380	0	29,380
Colorado	0	1,392	0	1,392
Georgia	0	23,478	0	23,478
Illinois	0	13,933	0	13,933
Kansas	0	2,848	0	2,848
Mississippi	0	4,057	0	4,057
New Mexico	0	1,043	0	1,043
Ohio	0	14,662	0	14,662
Pennsylvania	0	1,143	0	1,143
Texas	0	21,158	0	21,158
West Virginia	0	7,601	0	7,601
U.S. Government Agencies	0	319,160	0	319,160
U.S. Treasury Obligations	0	1,226,682	0	1,226,682
Non-Agency Mortgage-Backed Securities	0	172,434	0	172,434
Asset-Backed Securities	0	47,079	0	47,079
Sovereign Issues	0	102,485	0	102,485
Common Stocks
Financials	232	0	0	232
Convertible Preferred Securities
Banking & Finance	0	20,066	0	20,066
Preferred Securities
Industrials	498	0	0	498
Utilities	4,170	1,209	0	5,379
Short-Term Instruments
U.S. Treasury Bills	0	549	0	549
	$4,900	$3,873,653	$5,922	$3,884,475

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,088	$0	$0	$45,088

Total Investments	$49,988	$3,873,653	$5,922	$3,929,563

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,629)	$0	$(5,629)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	548	2,206	0	2,754
Over the counter	0	20,902	0	20,902
	$548	$23,108	$0	$23,656

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(754)	(452)	0	(1,206)
Over the counter	0	(24,237)	0	(24,237)

	$(754)	$(24,689)	$0	$(25,443)

Total Financial Derivative Instruments	$(206)	$(1,581)	$0	$(1,787)

Totals	$49,782	$3,866,443	$5,922	$3,922,147

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.8%
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020		$2,868	$2,883
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (e)		11,880	12,101
CenturyLink, Inc.
1.375% due 01/31/2025		8,600	8,517
Delos Finance SARL
3.546% due 10/06/2023		9,000	9,057
Delta Air Lines, Inc.
3.052% due 09/30/2019 (e)		16,681	16,682
3.180% due 05/09/2019 (e)		4,362	4,357
Endo Luxembourg Finance Co. SARL
5.500% due 04/29/2024		7,200	7,269
Energy Future Intermediate Holding Co. LLC
4.295% due 06/30/2017		31,192	31,255
Harbour Aircraft Investments Ltd.
4.703% due 07/15/2041		4,015	4,010
Las Vegas Sands LLC
3.230% due 03/29/2024		19,212	19,256
MA FinanceCo. LLC
3.964% due 04/26/2024		142	142
Manitowoc Foodservice, Inc.
4.226% due 03/03/2023		836	844
Nielsen Finance LLC
3.096% due 10/04/2023		398	399
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (e)		15,661	15,428
5.860% - 6.110% due 06/24/2021 (e)		9,797	9,867
Rise Ltd.
4.750% due 01/31/2021 (e)		3,403	3,415
Seattle Spinco, Inc.
4.030% due 03/14/2018		958	959
Tempo Acquisition LLC
4.060% due 05/01/2024		1,000	1,003
TEX Operations Co. LLC
3.795% due 08/04/2023		1,523	1,510
3.976% due 08/04/2023		6,644	6,588

Total Loan Participations and Assignments (Cost $155,269)			155,542

CORPORATE BONDS & NOTES 74.9%
BANKING & FINANCE 27.6%
Allstate Corp.
6.500% due 05/15/2067		1,400	1,645
Ally Financial, Inc.
8.000% due 11/01/2031		3,100	3,813
American Equity Investment Life Holding Co.
5.000% due 06/15/2027		300	309
American Financial Group, Inc.
4.500% due 06/15/2047		1,400	1,433
American International Group, Inc.
4.375% due 01/15/2055		13,200	12,779
4.800% due 07/10/2045		6,291	6,750
American Tower Corp.
3.125% due 01/15/2027		6,300	6,060
3.375% due 10/15/2026		3,500	3,431
Arch Capital Finance LLC
5.031% due 12/15/2046		500	559
AvalonBay Communities, Inc.
3.900% due 10/15/2046		7,100	6,873
Aviation Loan Trust
3.356% due 12/15/2022		1,739	1,627
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (d)	EUR	1,000	1,184
7.000% due 02/19/2019 (d)		10,000	11,728
Banco Santander S.A.
6.250% due 09/11/2021 (d)		7,800	9,248
Bank of America Corp.
3.300% due 01/11/2023		$575	587
3.875% due 08/01/2025		4,500	4,661
7.750% due 05/14/2038		7,700	11,119

Bank One Capital
8.750% due 09/01/2030		275	412
Barclays Bank PLC
7.625% due 11/21/2022		200	229
Barclays PLC
3.650% due 03/16/2025		4,400	4,394
4.337% due 01/10/2028		2,400	2,476
4.375% due 01/12/2026		5,000	5,205
7.000% due 09/15/2019 (d)	GBP	3,925	5,234
7.875% due 09/15/2022 (d)		800	1,127
BGC Partners, Inc.
5.375% due 12/09/2019		$10,775	11,356
Blackstone CQP Holdco LP
6.500% due 03/20/2021		17,619	17,716
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		4,900	5,457
Brighthouse Financial, Inc.
4.700% due 06/22/2047		1,700	1,678
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,643
Chubb INA Holdings, Inc.
4.350% due 11/03/2045		1,800	1,982
Citigroup, Inc.
3.200% due 10/21/2026		11,200	10,906
3.400% due 05/01/2026		1,000	991
4.750% due 05/18/2046		14,000	14,775
5.950% due 05/15/2025 (d)		2,725	2,923
CoBank ACB
6.250% due 10/01/2026 (d)		3,700	4,082
Credit Agricole S.A.
8.125% due 09/19/2033		200	213
Credit Suisse AG
6.500% due 08/08/2023		7,675	8,649
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		2,000	2,017
Crown Castle International Corp.
4.000% due 03/01/2027		200	206
4.450% due 02/15/2026		6,465	6,880
4.750% due 05/15/2047		2,400	2,453
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (d)		8,250	8,611
Deutsche Bank AG
4.250% due 10/14/2021		7,300	7,651
Discover Bank
3.450% due 07/27/2026		2,000	1,938
Doctors Co.
6.500% due 10/15/2023		10,150	11,258
ERP Operating LP
4.500% due 06/01/2045		1,200	1,281
Essex Portfolio LP
3.375% due 04/15/2026		5,600	5,503
Exeter Finance Corp.
9.750% due 05/20/2019		6,300	6,143
Farmers Exchange Capital
5.454% due 10/15/2054		10,200	11,146
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,223
First American Financial Corp.
4.300% due 02/01/2023		900	925
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		6,100	6,507
FMR LLC
6.450% due 11/15/2039		4,500	5,952
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		28,015	30,582
Goldman Sachs Group, Inc.
3.750% due 02/25/2026		6,200	6,325
4.750% due 10/21/2045		12,700	14,106
Goodman Australia Industrial Fund Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,000	4,916
Guardian Life Insurance Co. of America
7.375% due 09/30/2039		6,625	9,481
Hartford Financial Services Group, Inc.
3.307% due 02/12/2067		2,900	2,824
Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	1,996
HSBC Holdings PLC
3.600% due 05/25/2023		3,000	3,102
4.041% due 03/13/2028		5,300	5,497
5.250% due 09/16/2022 (d)	EUR	4,000	4,900
6.000% due 09/29/2023 (d)		1,055	1,354
6.500% due 09/15/2037		$100	130
6.800% due 06/01/2038		220	295
7.625% due 05/17/2032		1,800	2,422
Jefferies Finance LLC
7.375% due 04/01/2020		11,800	12,154

JPMorgan Chase & Co.
6.100% due 10/01/2024 (d)		6,000	6,518
6.125% due 04/30/2024 (d)		14,200	15,354
7.900% due 04/30/2018 (d)		15,000	15,611
KBC Bank NV
8.000% due 01/25/2023		9,600	9,899
Liberty Property LP
3.250% due 10/01/2026		2,000	1,941
Lloyds Banking Group PLC
7.875% due 06/27/2029 (d)	GBP	500	764
Manulife Financial Corp.
5.375% due 03/04/2046		$7,300	8,804
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,580
4.350% due 01/30/2047		200	215
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		1,805	2,966
MetLife Capital Trust
7.875% due 12/15/2067		11,950	16,193
Morgan Stanley
4.000% due 07/23/2025		15,000	15,674
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,586
10.250% due 06/29/2049 (d)	GBP	7	1,337
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		$2,500	4,192
Navient Corp.
5.625% due 08/01/2033		12,175	10,231
Neuberger Berman Group LLC
4.500% due 03/15/2027		400	420
4.875% due 04/15/2045		1,700	1,658
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		7,000	9,135
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,600	1,508
5.000% due 05/21/2019		5,300	4,994
5.000% due 05/23/2019		2,000	1,885
Ohio National Life Insurance Co.
6.875% due 06/15/2042		$500	640
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		4,900	4,902
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		600	616
Pacific Life Insurance Co.
9.250% due 06/15/2039		14,605	23,903
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,330
Pinnacol Assurance
8.625% due 06/25/2034 (e)		7,000	7,573
Progressive Corp.
4.125% due 04/15/2047		500	522
Prudential Financial, Inc.
5.200% due 03/15/2044		5,000	5,306
Realty Income Corp.
3.000% due 01/15/2027		1,200	1,139
Regency Centers LP
4.400% due 02/01/2047		800	798
Rio Oil Finance Trust
9.250% due 07/06/2024		7,258	7,405
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		5,700	5,821
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (d)	GBP	600	823
SL Green Realty Corp.
4.500% due 12/01/2022		$2,800	2,887
Spirit Realty LP
4.450% due 09/15/2026		2,000	1,904
Springleaf Finance Corp.
6.125% due 05/15/2022		4,300	4,547
Stearns Holdings LLC
9.375% due 08/15/2020		2,600	2,691
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	4,995	6,760
Suzano Austria GmbH
7.000% due 03/16/2047		$3,400	3,461
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		3,500	3,597
4.375% due 09/15/2054		4,000	4,060
6.850% due 12/16/2039		371	510
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	785	1,103
5.661% due 10/13/2041		3,751	5,352
5.744% due 04/13/2040		98	141
7.623% due 07/13/2039		3,367	5,677
Trust F
6.950% due 01/30/2044		$4,900	5,219

U.S. Bancorp
5.300% due 04/15/2027 (d)	3,600	3,843
UBS AG
4.750% due 05/22/2023	5,800	5,924
7.625% due 08/17/2022	13,050	15,353
UBS Group Funding Switzerland AG
4.125% due 09/24/2025	6,600	6,926
UDR, Inc.
4.000% due 10/01/2025	600	622
VEREIT Operating Partnership LP
4.875% due 06/01/2026	300	318
Visa, Inc.
4.300% due 12/14/2045	9,900	10,901
Vonovia Finance BV
3.200% due 10/02/2017	200	200
Wachovia Capital Trust
5.570% due 07/31/2017 (d)	1,180	1,188
WEA Finance LLC
3.750% due 09/17/2024	1,400	1,420
Wells Fargo & Co.
3.550% due 09/29/2025	7,400	7,532
3.900% due 05/01/2045	17,400	17,477
5.375% due 11/02/2043	3,100	3,599
5.900% due 06/15/2024 (d)	3,000	3,217
7.980% due 03/15/2018 (d)	6,033	6,295
Wells Fargo Bank N.A.
6.600% due 01/15/2038	3,700	5,060
Welltower, Inc.
5.125% due 03/15/2043	2,300	2,494
6.500% due 03/15/2041	900	1,134
Weyerhaeuser Co.
6.950% due 10/01/2027	16,922	21,281
7.950% due 03/15/2025	200	254

		742,222

INDUSTRIALS 36.1%
AbbVie, Inc.
2.850% due 05/14/2023	200	200
4.300% due 05/14/2036	3,200	3,271
4.400% due 11/06/2042	2,739	2,821
4.450% due 05/14/2046	7,000	7,265
4.500% due 05/14/2035	1,200	1,271
4.700% due 05/14/2045	11,100	11,858
Activision Blizzard, Inc.
4.500% due 06/15/2047	800	800
ADT Corp.
4.875% due 07/15/2032	5,500	4,840
Allergan Funding SCS
4.550% due 03/15/2035	5,700	6,107
4.850% due 06/15/2044	3,300	3,587
Alliance Data Systems Corp.
5.375% due 08/01/2022	1,300	1,320
American Airlines Pass-Through Trust
3.200% due 12/15/2029	2,825	2,807
Amgen, Inc.
4.663% due 06/15/2051	24,053	25,626
Anadarko Holding Co.
7.150% due 05/15/2028	1,722	2,073
Anadarko Petroleum Corp.
4.500% due 07/15/2044	5,000	4,679
6.450% due 09/15/2036	1,100	1,300
6.600% due 03/15/2046	3,000	3,718
7.000% due 11/15/2027	600	703
Anheuser-Busch InBev Finance, Inc.
4.700% due 02/01/2036	10,000	11,082
4.900% due 02/01/2046	22,700	25,759
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042	5,600	6,353
Anthem, Inc.
4.625% due 05/15/2042	4,000	4,340
Apache Corp.
5.250% due 02/01/2042	2,300	2,422
Apple, Inc.
3.200% due 05/11/2027	9,700	9,804
Biogen, Inc.
5.200% due 09/15/2045	3,200	3,670
Braskem America Finance Co.
7.125% due 07/22/2041	6,800	7,266
Broadcom Corp.
3.875% due 01/15/2027	12,200	12,554
Buckeye Partners LP
5.600% due 10/15/2044	800	830
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	22,000	23,718
4.550% due 09/01/2044	3,200	3,561

Canadian Pacific Railway Co.
4.800% due 09/15/2035	2,000	2,239
6.125% due 09/15/2115	6,100	7,704
CBS Corp.
4.600% due 01/15/2045	2,150	2,217
4.900% due 08/15/2044	5,700	6,017
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	500	508
Cenovus Energy, Inc.
5.250% due 06/15/2037	2,050	1,922
5.400% due 06/15/2047	1,175	1,102
6.750% due 11/15/2039	200	211
Charter Communications Operating LLC
5.375% due 05/01/2047	6,000	6,380
6.384% due 10/23/2035	800	952
6.484% due 10/23/2045	5,900	7,115
6.834% due 10/23/2055	12,555	15,382
Cimarex Energy Co.
3.900% due 05/15/2027	1,400	1,411
4.375% due 06/01/2024	200	210
Comcast Corp.
3.400% due 07/15/2046	5,500	5,030
4.750% due 03/01/2044	1,300	1,452
6.950% due 08/15/2037	4,500	6,367
Covey Park Energy LLC
7.500% due 05/15/2025	750	752
Cox Communications, Inc.
4.700% due 12/15/2042	2,600	2,381
4.800% due 02/01/2035	4,800	4,713
8.375% due 03/01/2039	9,190	12,227
CSN Resources S.A.
6.500% due 07/21/2020	2,000	1,495
CSX Corp.
3.800% due 11/01/2046	1,800	1,756
3.950% due 05/01/2050	300	294
4.100% due 03/15/2044	1,200	1,237
4.750% due 05/30/2042	2,946	3,277
5.500% due 04/15/2041	400	484
CVS Pass-Through Trust
7.507% due 01/10/2032	15,290	18,923
Dell International LLC
4.420% due 06/15/2021	1,400	1,477
6.020% due 06/15/2026	3,000	3,310
8.100% due 07/15/2036	2,000	2,523
8.350% due 07/15/2046	5,700	7,388
Domtar Corp.
6.750% due 02/15/2044	1,600	1,737
DP World Ltd.
6.850% due 07/02/2037	3,800	4,475
Dynegy, Inc.
8.034% due 02/02/2024	185	176
Ecopetrol S.A.
7.375% due 09/18/2043	13,500	14,556
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	9,300	11,861
Eli Lilly & Co.
3.950% due 05/15/2047	1,000	1,037
Encana Corp.
7.200% due 11/01/2031	1,700	2,029
Endo Dac
5.875% due 10/15/2024	200	207
6.000% due 07/15/2023	2,550	2,156
6.000% due 02/01/2025	3,300	2,706
Endo Finance LLC
5.375% due 01/15/2023	1,000	840
Energy Transfer LP
5.150% due 03/15/2045	6,500	6,346
6.125% due 12/15/2045	12,800	14,042
7.500% due 07/01/2038	14,004	17,051
EnLink Midstream Partners LP
5.450% due 06/01/2047	1,200	1,202
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	18,676
4.850% due 03/15/2044	18,179	19,369
5.950% due 02/01/2041	600	714
ERAC USA Finance LLC
3.300% due 12/01/2026	100	98
4.200% due 11/01/2046	1,400	1,325
4.500% due 02/15/2045	100	99
7.000% due 10/15/2037	400	521
FedEx Corp.
4.550% due 04/01/2046	1,000	1,062
4.750% due 11/15/2045	5,800	6,297
Georgia-Pacific LLC
8.875% due 05/15/2031	300	461

Gilead Sciences, Inc.
4.150% due 03/01/2047	2,365	2,388
HCA, Inc.
5.500% due 06/15/2047	5,000	5,187
Heineken NV	3,000	3,143
4.350% due 03/29/2047
Hess Corp.
5.800% due 04/01/2047	1,400	1,418
7.300% due 08/15/2031	1,974	2,278
Hiland Partners Holdings LLC
5.500% due 05/15/2022	4,945	5,165
Humana, Inc.
4.800% due 03/15/2047	2,700	2,992
Intel Corp.
4.100% due 05/11/2047	3,000	3,119
International Paper Co.
4.400% due 08/15/2047	16,600	16,802
5.150% due 05/15/2046	1,000	1,120
Kansas City Southern
4.300% due 05/15/2043	700	694
Kellogg Co.
4.500% due 04/01/2046	900	931
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	5,000	5,995
7.300% due 08/15/2033	25	30
7.400% due 03/15/2031	100	121
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,218
7.420% due 02/15/2037	2,980	3,298
7.750% due 01/15/2032	2,572	3,242
7.800% due 08/01/2031	3,500	4,423
8.050% due 10/15/2030	3,825	4,663
KLA-Tencor Corp.
4.650% due 11/01/2024	2,500	2,704
Kraft Heinz Foods Co.
4.375% due 06/01/2046	3,400	3,327
5.000% due 07/15/2035	2,000	2,171
5.000% due 06/04/2042	1,466	1,555
5.200% due 07/15/2045	18,826	20,491
6.875% due 01/26/2039	3,500	4,521
Lockheed Martin Corp.
3.800% due 03/01/2045	1,200	1,188
4.700% due 05/15/2046	7,500	8,474
Lowe’s Cos., Inc.
3.700% due 04/15/2046	6,300	6,098
Medtronic, Inc.
4.375% due 03/15/2035	1,077	1,187
4.625% due 03/15/2045	9,750	11,016
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	9,500	9,531
Micron Technology, Inc.
7.500% due 09/15/2023	200	224
Microsoft Corp.
4.100% due 02/06/2037	8,800	9,509
4.450% due 11/03/2045	3,500	3,910
4.500% due 02/06/2057	7,700	8,496
4.750% due 11/03/2055	4,000	4,590
Molson Coors Brewing Co.
4.200% due 07/15/2046	4,800	4,730
Motorola Solutions, Inc.
5.500% due 09/01/2044	5,000	5,086
Mylan NV
5.250% due 06/15/2046	400	440
Mylan, Inc.
5.400% due 11/29/2043	300	332
National Fuel Gas Co.
5.200% due 07/15/2025	5,800	6,188
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	11,000	11,719
NBCUniversal Media LLC
4.450% due 01/15/2043	8,100	8,631
5.950% due 04/01/2041	2,400	3,083
Newell Brands, Inc.
5.500% due 04/01/2046	800	967
Norfolk Southern Corp.
4.450% due 06/15/2045	4,500	4,854
4.650% due 01/15/2046	6,400	7,125
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	1,953	1,966
ONEOK Partners LP
6.650% due 10/01/2036	12,100	14,619
Oracle Corp.
3.850% due 07/15/2036	9,900	10,281
4.000% due 07/15/2046	9,000	9,126
Petroleos Mexicanos
5.500% due 06/27/2044	4,365	3,880

5.625% due 01/23/2046		18,200	16,203
6.375% due 01/23/2045		5,200	5,096
6.750% due 09/21/2047		4,000	4,050
PetSmart, Inc.
5.875% due 06/01/2025		1,600	1,550
8.875% due 06/01/2025		400	370
Pfizer, Inc.
5.600% due 09/15/2040		3,000	3,743
7.200% due 03/15/2039		3,724	5,588
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,559
4.250% due 11/10/2044		5,000	5,167
Pioneer Natural Resources Co.
7.200% due 01/15/2028		17,016	21,161
Pride International LLC
7.875% due 08/15/2040		2,575	2,182
QUALCOMM, Inc.
4.300% due 05/20/2047		1,200	1,228
4.650% due 05/20/2035		3,700	4,044
4.800% due 05/20/2045		4,000	4,407
QVC, Inc.
4.450% due 02/15/2025		2,615	2,585
5.450% due 08/15/2034		900	860
Reynolds American, Inc.
7.250% due 06/15/2037		660	906
Rockwell Collins, Inc.
3.500% due 03/15/2027		1,200	1,219
4.350% due 04/15/2047		700	736
SFR Group S.A.
7.375% due 05/01/2026		3,900	4,246
Sherwin-Williams Co.
4.500% due 06/01/2047		300	316
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047		1,000	1,064
Southern Co.
4.250% due 07/01/2036		1,600	1,636
4.400% due 07/01/2046		5,800	5,938
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,769
Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,660
Standard Industries, Inc.
5.000% due 02/15/2027		1,500	1,534
Statoil ASA
5.100% due 08/17/2040		3,000	3,470
Stryker Corp.
4.625% due 03/15/2046		5,000	5,493
Symantec Corp.
5.000% due 04/15/2025		750	787
Tech Data Corp.
4.950% due 02/15/2027		700	744
Telefonica Emisiones S.A.U.
5.213% due 03/08/2047		3,100	3,365
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,590
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,285
THC Escrow Corp.
4.625% due 07/15/2024		800	804
5.125% due 05/01/2025		100	101
Thermo Fisher Scientific, Inc.
5.300% due 02/01/2044		900	1,056
Time Warner Cable LLC
5.250% due 07/15/2042	GBP	800	1,255
5.500% due 09/01/2041		$3,225	3,482
5.875% due 11/15/2040		2,641	2,957
6.550% due 05/01/2037		1,400	1,678
6.750% due 06/15/2039		4,859	5,972
7.300% due 07/01/2038		6,900	8,855
Time Warner, Inc.
4.900% due 06/15/2042		3,700	3,823
6.200% due 03/15/2040		5,275	6,328
Tyson Foods, Inc.
4.550% due 06/02/2047		200	212
4.875% due 08/15/2034		2,700	2,966
U.S. Airways Pass-Through Trust
8.000% due 04/01/2021		717	777
United Airlines Pass-Through Trust
4.300% due 02/15/2027		61	64
UnitedHealth Group, Inc.
4.625% due 07/15/2035		9,358	10,549
4.750% due 07/15/2045		12,240	14,114
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020 (g)		4,100	3,967
6.375% due 10/15/2020 (g)		2,200	2,142

Viacom, Inc.
4.375% due 03/15/2043		5,874	5,247
5.850% due 09/01/2043		6,978	7,571
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		2,896	3,026
Votorantim Cimentos S.A.
7.250% due 04/05/2041		500	494
Western Gas Partners LP
5.450% due 04/01/2044		4,624	4,716
Westmoreland Coal Co.
8.750% due 01/01/2022		4,500	3,982
Williams Partners LP
4.900% due 01/15/2045		13,500	13,586
5.400% due 03/04/2044		2,500	2,653
Woodside Finance Ltd.
3.650% due 03/05/2025		100	100
Wynn Las Vegas LLC
5.250% due 05/15/2027		21,200	21,743
Yellowstone Energy LP
5.750% due 12/31/2026		1,563	1,563
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	202

			970,886

UTILITIES 11.2%
AT&T, Inc.
1.800% due 09/04/2026	EUR	100	113
2.023% due 07/15/2021		$6,500	6,571
2.350% due 09/04/2029	EUR	100	113
4.300% due 12/15/2042		$6,813	6,359
4.350% due 06/15/2045		10,443	9,744
4.500% due 03/09/2048		26,777	25,345
4.750% due 05/15/2046		400	394
4.800% due 06/15/2044		3,900	3,885
5.450% due 03/01/2047		18,700	20,234
5.700% due 03/01/2057 (g)		1,600	1,772
British Telecommunications PLC
9.125% due 12/15/2030		2,300	3,505
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		3,419	1,372
Duke Energy Corp.
3.750% due 09/01/2046		5,550	5,303
E.ON International Finance BV
6.650% due 04/30/2038		600	755
Electricite de France S.A.
4.950% due 10/13/2045		8,600	9,255
Emera U.S. Finance LP
4.750% due 06/15/2046		2,600	2,759
Emera, Inc.
6.750% due 06/15/2076		1,000	1,135
Enable Midstream Partners LP
5.000% due 05/15/2044		3,693	3,477
Enel Finance International NV
4.750% due 05/25/2047		2,000	2,069
Exelon Corp.
4.450% due 04/15/2046		5,100	5,300
5.625% due 06/15/2035		200	235
Exelon Generation Co. LLC
5.600% due 06/15/2042		200	202
6.250% due 10/01/2039		6,100	6,684
FirstEnergy Corp.
4.850% due 07/15/2047		3,700	3,765
FirstEnergy Transmission LLC
5.450% due 07/15/2044		6,330	7,267
Great Plains Energy, Inc.
3.900% due 04/01/2027		600	608
4.850% due 04/01/2047		1,400	1,448
Indiana Michigan Power Co.
4.550% due 03/15/2046		400	440
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	301
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,643
MidAmerican Energy Co.
4.250% due 05/01/2046		3,450	3,712
Monongahela Power Co.
5.400% due 12/15/2043		4,224	5,156
NiSource Finance Corp.
4.375% due 05/15/2047		1,700	1,763
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,645	896
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(e)		4,528	1,551
6.750% due 10/01/2023 ^(e)		1,406	481

Orange S.A.
9.000% due 03/01/2031	685	1,039
Pacific Gas & Electric Co.
4.250% due 03/15/2046	6,200	6,622
Petrobras Global Finance BV
5.375% due 01/27/2021	2,900	2,956
7.375% due 01/17/2027	12,600	13,362
8.375% due 05/23/2021	5,050	5,665
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046	1,000	941
Plains All American Pipeline LP
4.300% due 01/31/2043	800	688
4.700% due 06/15/2044	7,900	7,237
4.900% due 02/15/2045	6,100	5,701
5.150% due 06/01/2042	4,300	4,149
6.650% due 01/15/2037	1,912	2,157
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044	5,100	5,503
Shell International Finance BV
3.625% due 08/21/2042	1,000	939
3.750% due 09/12/2046	2,500	2,376
4.375% due 05/11/2045	1,925	2,022
Southern California Gas Co.
3.750% due 09/15/2042	1,200	1,214
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,500	3,227
Telecom Italia Capital S.A.
7.721% due 06/04/2038	2,000	2,430
Verizon Communications, Inc.
4.125% due 03/16/2027	4,000	4,140
4.672% due 03/15/2055	37,903	35,636
4.862% due 08/21/2046	4,100	4,115
5.012% due 08/21/2054	33,770	33,533
5.500% due 03/16/2047	2,800	3,077
Virginia Electric & Power Co.
3.500% due 03/15/2027	1,600	1,649

		299,990

Total Corporate Bonds & Notes (Cost $1,921,181)		2,013,098

MUNICIPAL BONDS & NOTES 4.8%
CALIFORNIA 1.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	9,100	13,939
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	3,023
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	3,668
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	942
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	6,839
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,758
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	385

		31,554

GEORGIA 0.5%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	12,524

ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	1,600	1,588
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,800	4,897
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	400	415
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,523
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	1,300	1,218

		10,641

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,070

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	685	685

NEW JERSEY 0.0%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	947

NEW YORK 0.9%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	15,544
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	8,400	9,233

		24,777

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	6,495	8,074
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	7,363
8.084% due 02/15/2050	1,000	1,615

		17,052

PENNSYLVANIA 0.5%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,350

TENNESSEE 0.2%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	3,610	4,073

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,333

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	3,200	2,807

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,100	1,421

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,070	1,049

Total Municipal Bonds & Notes (Cost $106,907)		128,283

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae, TBA
3.000% due 08/01/2047	16,000	15,951
3.500% due 07/01/2047 - 09/01/2047	43,300	44,381

Total U.S. Government Agencies (Cost $60,475)		60,332

U.S. TREASURY OBLIGATIONS 35.9%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)(k)	77,860	72,796
2.750% due 08/15/2042 (g)	125,000	123,826
2.750% due 11/15/2042 (g)(k)	97,900	96,894
3.000% due 11/15/2044 (g)(k)	50,400	52,100
3.000% due 05/15/2045 (g)	84,175	86,891
3.000% due 02/15/2047 (g)	117,183	121,115
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2025 (i)	15,777	15,664
0.375% due 01/15/2027	30,369	29,839
U.S. Treasury Notes
1.750% due 09/30/2022 (k)	8,400	8,324
1.875% due 02/28/2022 (i)(k)	3,200	3,204
2.000% due 08/15/2025 (g)(i)(k)	253,100	248,794
2.250% due 02/15/2027 (g)	67,981	67,689
2.375% due 05/15/2027 (g)	36,248	36,487

Total U.S. Treasury Obligations (Cost $964,403)		963,623

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Banc of America Funding Trust
5.500% due 01/25/2036		251	258
5.750% due 03/25/2036		372	381
Bear Stearns Adjustable Rate Mortgage Trust
3.322% due 11/25/2034		1,458	1,411
Bear Stearns ALT-A Trust
3.703% due 11/25/2034		63	62
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		4,382	4,403
Berica Residential MBS SRL
0.000% due 03/31/2048	EUR	5,589	6,365
Chase Mortgage Finance Trust
4.191% due 12/25/2037 ^		$561	537
Citigroup Mortgage Loan Trust, Inc.
1.456% due 11/25/2036		1,829	1,818
Countrywide Alternative Loan Trust
1.546% due 09/25/2035		791	708
Countrywide Home Loan Mortgage Pass-Through Trust
3.074% due 04/20/2035		20	20
5.500% due 03/25/2035		246	249
Deutsche ALT-A Securities, Inc.
1.356% due 07/25/2047		352	319
GSMPS Mortgage Loan Trust
1.566% due 03/25/2035		1,303	1,161
Homestar Mortgage Acceptance Corp.
1.666% due 07/25/2034		44	44
IndyMac Mortgage Loan Trust
1.516% due 07/25/2035		603	573
JPMorgan Mortgage Trust
2.980% due 11/25/2033		20	19
Merrill Lynch Mortgage Investors Trust
2.665% due 10/25/2035		61	61
3.154% due 05/25/2033		15	15
Morgan Stanley Re-REMIC Trust
5.500% due 08/26/2047		125	125
Mortgages PLC
0.785% due 10/31/2038	GBP	2,844	3,637
NAAC Reperforming Loan REMIC Trust Certificates
1.666% due 02/25/2035 ^		$1,907	1,608
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.094% due 02/25/2035		1,394	1,257
3.794% due 08/25/2035		643	636
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,205
Residential Accredit Loans, Inc. Trust
3.670% due 03/25/2035 ^		704	618
3.777% due 02/25/2035 ^		1,075	882
Residential Funding Mortgage Securities, Inc. Trust
3.920% due 02/25/2036 ^		671	615
Sequoia Mortgage Trust
1.918% due 05/20/2034		1,247	1,203
Structured Adjustable Rate Mortgage Loan Trust
3.329% due 03/25/2034		33	33
WaMu Mortgage Pass-Through Certificates Trust
1.506% due 11/25/2041		256	246
1.656% due 07/25/2044		600	579
Wells Fargo Mortgage-Backed Securities Trust
2.878% due 12/25/2033		27	27
3.098% due 01/25/2035		62	63
3.111% due 01/25/2035		702	720

Total Non-Agency Mortgage-Backed Securities (Cost $33,187)			33,858

ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp. Home Equity Loan Trust
2.011% due 01/25/2035		1,298	1,254
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		4,250	4,208
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		8,701	9,343
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.666% due 07/25/2035		2,200	2,129
2.086% due 07/25/2034		642	617
Asset-Backed Securities Corp. Home Equity Loan Trust
2.176% due 07/25/2035		2,000	1,950
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		39	40
Bear Stearns Asset-Backed Securities Trust
1.636% due 12/25/2035		2,000	1,975
1.956% due 01/25/2034		7	7
Eagle Ltd.
2.570% due 12/15/2039		900	895

ECAF Ltd.
4.947% due 06/15/2040		3,378	3,333
First Franklin Mortgage Loan Trust
1.706% due 09/25/2035		2,009	2,012
1.936% due 05/25/2035		696	697
Home Equity Asset Trust
2.266% due 07/25/2035		1,647	1,656
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		3,409	3,401
Lehman XS Trust
2.016% due 10/25/2035		437	429
Merrill Lynch Mortgage Investors Trust
1.436% due 08/25/2036		518	519
Morgan Stanley ABS Capital, Inc. Trust
1.536% due 11/25/2035		787	787
Morgan Stanley Home Equity Loan Trust
1.921% due 08/25/2035		810	810
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.716% due 07/25/2035		1,811	1,815
RAAC Trust
1.596% due 10/25/2046		150	140
1.696% due 03/25/2037		1,608	1,602
Residential Asset Mortgage Products Trust
1.466% due 08/25/2046		1,800	1,648
Residential Asset Securities Corp. Trust
1.676% due 10/25/2035		354	349
Saxon Asset Securities Trust
2.011% due 03/25/2035 ^		1,098	1,079
SLM Student Loan Trust
2.656% due 04/25/2023		6,871	7,024

Total Asset-Backed Securities (Cost $46,610)			49,719

SOVEREIGN ISSUES 2.0%
Argentine Government International Bond
6.875% due 01/26/2027		5,200	5,390
Brazil Government International Bond
5.000% due 01/27/2045		10,710	9,425
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (a)	BRL	50,000	14,463
Mexico Government International Bond
4.600% due 01/23/2046		$6,075	5,955
Poland Government International Bond
2.500% due 07/25/2026	PLN	17,400	4,445
3.250% due 07/25/2025		2,700	735
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	75,000	664
4.500% due 07/03/2017		30,000	268
Saudi Government International Bond
4.500% due 10/26/2046		$11,300	11,538
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	23,900	2,028

Total Sovereign Issues (Cost $55,808)			54,911

	SHARES
WARRANTS 0.0%
UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		8,823	1

Total Warrants (Cost $23)			1

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (d)		40,000	4,371
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		110,000	3,279
State Street Corp.
5.900% due 03/15/2024 (d)		173,300	4,902

			12,552

UTILITIES 0.4%
Entergy Arkansas, Inc.
4.750% due 06/01/2063		39,925	992
Entergy Texas, Inc.
5.625% due 06/01/2064		142,184	3,800
SCE Trust
5.000% due 06/26/2022 (d)		99,200	2,523

5.625% due 07/19/2017 (d)		18,000	457
5.750% due 03/15/2024 (d)		161,000	4,528

			12,300

Total Preferred Securities (Cost $22,356)			24,852

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (f) 0.6%			15,700

	PRINCIPAL AMOUNT (000S)
MEXICO TREASURY BILLS 0.3%
6.753% due 08/17/2017 (a)(b)	MXN	135,000	7,370

U.S. TREASURY BILLS 0.0%
0.899% due 08/31/2017 (a)(b)(g)		$505	504

Total Short-Term Instruments (Cost $23,042)			23,574

Total Investments in Securities (Cost $3,389,261)			3,507,793

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		716,900	7,087

Total Short-Term Instruments (Cost $7,087)			7,087

Total Investments in Affiliates (Cost $7,087)			7,087

Total Investments 130.8% (Cost $3,396,348)			$3,514,880
Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $(6,122))			(1,136)
Other Assets and Liabilities, net (30.8)%			(827,351)

Net Assets 100.0%			$2,686,393

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$11,880	$12,101	0.45%
Delta Air Lines, Inc.	3.052	09/30/2019	09/29/2014	16,681	16,682	0.62
Delta Air Lines, Inc.	3.180	05/09/2019	05/05/2014	4,362	4,357	0.16
Norwegian Air Shuttle	4.110 - 4.250	06/24/2026	06/25/2014 - 09/08/2014	15,662	15,428	0.57
Norwegian Air Shuttle	5.860 - 6.110	06/24/2021	06/25/2014	9,797	9,867	0.37
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	12/08/2014 - 01/16/2015	4,221	1,551	0.06
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	02/09/2015	1,115	481	0.02
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	7,000	7,573	0.28
Rise Ltd.	4.750	01/31/2021	02/11/2014	3,417	3,415	0.13

				$74,135	$71,455	2.66%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.350%	06/30/2017	07/03/2017	$15,700	U.S. Treasury Bonds 3.000% due 11/15/2045	$(16,042)	$15,700	$15,702

Total Repurchase Agreements						$(16,042)	$15,700	$15,702

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	05/05/2017	TBD	(3)	$(1,744)	$(1,743)
	0.250	06/16/2017	TBD	(3)	(866)	(866)
BOM	1.070	06/13/2017	07/28/2017		(8,084)	(8,089)
	1.080	06/13/2017	07/26/2017		(2,600)	(2,602)
IND	1.100	06/13/2017	09/05/2017		(3,314)	(3,316)
JPS	0.920	05/17/2017	07/17/2017		(4,656)	(4,661)
	0.980	06/05/2017	07/06/2017		(731)	(731)
	1.050	05/31/2017	07/12/2017		(30,142)	(30,171)
	1.070	06/01/2017	07/05/2017		(10,027)	(10,037)
	1.130	06/09/2017	07/10/2017		(28,739)	(28,761)
	1.200	06/30/2017	07/03/2017		(15,712)	(15,714)
NXN	0.950	04/06/2017	07/06/2017		(48,312)	(48,425)
	0.960	04/10/2017	07/10/2017		(48,081)	(48,189)
	0.960	04/13/2017	07/13/2017		(90,563)	(90,758)
	0.960	05/11/2017	07/10/2017		(8,662)	(8,675)
	0.960	05/22/2017	07/13/2017		(73,688)	(73,770)
	0.960	06/15/2017	07/13/2017		(23,875)	(23,887)
	0.970	04/17/2017	07/17/2017		(113,805)	(114,041)
	0.970	04/21/2017	07/21/2017		(90,884)	(91,063)
	0.980	04/24/2017	07/24/2017		(60,439)	(60,554)
	0.980	04/28/2017	07/24/2017		(9,675)	(9,692)
RDR	(0.500)	05/11/2017	TBD	(3)	(1,085)	(1,084)
	0.500	05/05/2017	TBD	(3)	(1,669)	(1,670)

Total Reverse Repurchase Agreements						$(678,499)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
GSC	1.050%	06/13/2017	07/13/2017	$(15,550)	$(15,559)
	1.060	06/08/2017	07/10/2017	(1,364)	(1,365)
	1.110	05/17/2017	07/17/2017	(799)	(800)
	1.200	06/13/2017	07/13/2017	(23,775)	(23,791)
UBS	1.200	06/07/2017	08/07/2017	(11,645)	(11,655)
	1.220	06/08/2017	08/08/2017	(45,625)	(45,664)
	1.230	06/09/2017	08/09/2017	(1,418)	(1,419)
	2.440	06/06/2017	09/06/2017	(6,079)	(6,084)

Total Sale-Buyback Transactions					$(106,337)

(g)	Securities with an aggregate market value of $785,532 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(714,202) at a weighted average interest rate of 0.919%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(98) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	1,381	$140	$112

Total Purchased Options				$140	$112

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/25/2017	224	$(98)	$(75)
Call - CBOT U.S. Treasury 10-Year Note September Futures	128.000	08/25/2017	224	(88)	(30)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	1,381	(160)	(52)

				$(346)	$(157)

Total Written Options				$(346)	$(157)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	208	$34,502	$357	$0	$(143)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2,899	$(711,705)	$(2,357)	$218	$0
90-Day Eurodollar March Futures	03/2019	1,316	(322,897)	(1,163)	115	0
90-Day Eurodollar September Futures	09/2018	1,267	(311,334)	(897)	95	0

				$(4,417)	$428	$0

Total Futures Contracts				$(4,060)	$428	$(143)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Variation Margin
Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Caterpillar, Inc.	1.000%	12/20/2020	0.223%	$3,200	$(66)	$(20)	$(86)	$1	$0
Deere & Co.	1.000	12/20/2020	0.156	1,925	(44)	(13)	(56)	0	0

					$(110)	$(33)	$(142)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	12/20/2020	0.939%		$3,250	$(63)	$71	$8	$0	$(1)
Berkshire Hathaway, Inc.	1.000	12/20/2020	0.300		3,900	56	38	94	1	0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.414		14,200	117	247	364	0	(1)
Berkshire Hathaway, Inc.	1.000	06/20/2022	0.472		5,400	98	40	138	1	0
Berkshire Hathaway, Inc.	1.000	12/20/2023	0.700		5,000	(42)	134	92	0	(3)
Deutsche Bank AG	1.000	12/20/2017	0.149	EUR	2,000	11	(1)	10	0	0
Devon Energy Corp.	1.000	12/20/2020	0.830		$4,650	(88)	116	28	0	(3)
Enbridge, Inc.	1.000	09/20/2017	0.181		15,000	62	(29)	33	1	0
Ford Motor Co.	5.000	12/20/2021	1.139		15,700	2,372	238	2,610	0	(6)
General Motors Co.	5.000	12/20/2021	1.225		3,400	552	0	552	0	(2)
General Motors Co.	5.000	06/20/2022	1.420		7,800	1,368	(52)	1,316	3	0
Goldman Sachs Group, Inc.	1.000	06/20/2020	0.403		10,000	155	23	178	5	0
Goldman Sachs Group, Inc.	1.000	09/20/2020	0.438		17,800	283	39	322	6	0
Goldman Sachs Group, Inc.	1.000	12/20/2020	0.468		1,800	27	6	33	1	0
Hess Corp.	1.000	06/20/2021	1.340		2,000	(88)	63	(25)	0	0
MetLife, Inc.	1.000	06/20/2021	0.414		5,700	39	92	131	1	0
MetLife, Inc.	1.000	09/20/2021	0.466		18,000	79	320	399	0	(3)
MetLife, Inc.	1.000	06/20/2022	0.590		15,400	155	150	305	2	0
Morgan Stanley	1.000	06/20/2020	0.397		10,000	158	22	179	3	0
Morgan Stanley	1.000	06/20/2022	0.619		900	11	6	17	0	0
Pacific Gas & Electric Co.	1.000	06/20/2021	0.460		2,000	37	5	42	0	0
Prudential Financial, Inc.	1.000	06/20/2021	0.369		9,400	80	152	232	1	0
Schaeffler Finance BV	5.000	06/20/2022	0.844	EUR	2,800	609	52	661	0	(1)
Shell International Finance BV	1.000	03/20/2021	0.346		8,000	134	93	227	0	(2)
Telefonica Emisiones S.A.U.	1.000	06/20/2021	0.528		5,500	(52)	172	120	0	0
Telefonica Emisiones S.A.U.	1.000	06/20/2022	0.706		6,500	(6)	117	111	0	0
U.S. Steel Corp.	5.000	06/20/2022	4.802		$3,300	(68)	102	34	6	0
Volkswagen International Finance NV	1.000	12/20/2021	0.547	EUR	3,900	(30)	122	92	0	(1)
Volkswagen International Finance NV	1.000	06/20/2022	0.612		1,000	2	20	22	0	0

						$5,968	$2,358	$8,325	$31	$(23)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR 34,100	$(622)	$(233)	$(855)	$33	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	06/20/2022	$11,100	$(599)	$94	$(505)	$4	$0
CDX.HY-26 5-Year Index	5.000	06/20/2021	10,692	483	369	852	16	0
CDX.HY-28 5-Year Index	5.000	06/20/2022	68,800	4,833	28	4,861	158	0
CDX.IG-28 5-Year Index	1.000	06/20/2022	374,300	6,052	994	7,046	186	0

				$10,769	$1,485	$12,254	$364	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.945%	01/02/2025	BRL	66,100	$0	$(437)	$(437)	$72	$0
Pay	1-Year BRL-CDI	9.973	01/02/2025		9,400	0	(60)	(60)	10	0
Pay	1-Year BRL-CDI	10.010	01/02/2025		39,700	0	(230)	(230)	43	0
Pay	1-Year BRL-CDI	10.120	01/02/2025		51,400	0	(244)	(244)	55	0
Pay	1-Year BRL-CDI	10.300	01/02/2025		101,000	126	(396)	(270)	105	0
Receive	3-Month USD-LIBOR	2.250	03/16/2019		$306,800	(5,340)	(95)	(5,435)	69	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		26,600	1,112	(215)	897	49	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		8,200	263	89	352	26	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		9,800	849	(165)	684	30	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		26,000	(525)	848	323	115	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		26,400	1,266	508	1,774	112	0
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025	EUR	1,200	(44)	6	(38)	8	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027		47,900	(461)	186	(275)	517	0
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	75,500	495	(642)	(147)	0	(433)
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		77,900	(1,156)	(125)	(1,281)	992	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		3,550	(196)	51	(145)	116	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	2,480,000	(1,362)	121	(1,241)	26	0
Receive (6)	6-Month JPY-LIBOR	1.000	09/20/2024		4,420,000	(1,628)	108	(1,520)	61	0
Receive (6)	6-Month JPY-LIBOR	0.450	03/20/2029		340,000	(9)	(9)	(18)	9	0
Receive (6)	6-Month JPY-LIBOR	0.415	03/25/2029		40,000	0	(1)	(1)	1	0
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		1,040,000	(1,304)	229	(1,075)	35	0
Pay	28-Day MXN-TIIE	5.798	09/06/2021	MXN	56,400	(150)	38	(112)	0	(6)
Pay	28-Day MXN-TIIE	7.278	03/22/2022		10,900	0	12	12	0	(2)
Pay	28-Day MXN-TIIE	7.317	03/23/2022		30,200	2	35	37	0	(4)
Pay	28-Day MXN-TIIE	5.740	04/24/2023		497,700	(1,454)	(91)	(1,545)	0	(110)
Pay	28-Day MXN-TIIE	5.738	04/25/2023		156,400	(607)	120	(487)	0	(35)
Pay	28-Day MXN-TIIE	5.925	08/04/2023		10,500	(37)	8	(29)	0	(3)
Pay	28-Day MXN-TIIE	5.935	08/04/2023		10,500	(37)	8	(29)	0	(3)
Pay	28-Day MXN-TIIE	7.380	11/04/2026		7,400	(8)	15	7	0	(2)
Pay	28-Day MXN-TIIE	7.740	02/22/2027		22,500	(3)	56	53	0	(7)
Pay	28-Day MXN-TIIE	7.730	02/25/2027		87,000	77	123	200	0	(28)
Pay	28-Day MXN-TIIE	6.190	01/03/2035		153,700	(1,350)	124	(1,226)	0	(78)
Pay	CPURNSA	1.273	09/30/2020		$4,350	102	(11)	91	7	0
Pay	CPURNSA	1.303	09/30/2020		19,500	428	(51)	377	33	0
Pay	UKRPI	3.530	10/15/2031	GBP	10,600	94	3	97	0	(158)
Pay	UKRPI	3.585	10/15/2046		800	(9)	64	55	0	(36)

						$(10,866)	$(20)	$(10,886)	$2,491	$(905)

Total Swap Agreements						$5,139	$3,557	$8,696	$2,920	$(928)

(i)	Securities with an aggregate market value of $58,990 and cash of $4,715 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	EUR	45,515	$	51,156	$0	$(830)
	08/2017	$	7,270	MXN	140,670	438	0
BPS	07/2017		1,496	JPY	167,438	0	(7)
	08/2017	JPY	167,439	$	1,497	7	0
	08/2017	$	101	MXN	1,859	1	0
	08/2017		7,048	PEN	23,191	62	0
	01/2018	BRL	50,000	$	15,092	481	0
CBK	07/2017		35,573		10,753	15	0
	07/2017	GBP	15,932		20,499	0	(251)
	07/2017	$	10,818	BRL	35,572	0	(81)
	08/2017		124	ZAR	1,632	0	0
FBF	07/2017	CNH	288,345	$	42,202	0	(326)
	07/2017	INR	928,920		14,377	28	0
	07/2017	$	51,592	EUR	45,515	394	0
	07/2017		14,141	INR	928,920	208	0
	08/2017	EUR	45,515	$	51,668	0	(392)
	08/2017	MXN	150,000		7,509	0	(700)
	09/2017	KRW	16,254,052		14,397	189	0
	12/2017	$	41,747	CNH	288,345	330	0
	12/2017		14,171	INR	928,920	0	(36)
GLM	07/2017	BRL	35,573	$	10,684	0	(54)
	07/2017	JPY	167,439		1,512	24	0
	07/2017	$	10,753	BRL	35,573	0	(15)
	07/2017		1,158	EUR	1,014	0	0
	07/2017		1,255	GBP	968	5	0
	08/2017		10,620	BRL	35,573	55	0
	08/2017		203	MXN	3,710	0	0
	08/2017		1,574	ZAR	21,237	41	0
	10/2017		9,154	IDR	122,863,905	0	(35)
	10/2017		13,752	RUB	806,055	0	(386)
HUS	08/2017		399	MXN	7,162	0	(7)
	09/2017	SGD	19,752	$	14,312	0	(52)
JPM	08/2017	$	583	MXN	10,569	0	(4)
	08/2017		105	ZAR	1,366	0	(1)
	10/2017		1,022	IDR	13,873,120	7	0
MSB	07/2017		41,698	CNH	288,345	829	0
	08/2017		6,785	TRY	24,623	129	0
RBC	07/2017	GBP	898	$	1,164	0	(6)
SCX	08/2017	PLN	19,678		5,093	0	(216)
	10/2017	$	2,183	IDR	29,583,540	13	0
	12/2017	CNH	281,412	$	38,714	0	(2,351)
SOG	12/2017		203,098		28,011	0	(1,625)
UAG	07/2017	GBP	4,704		6,036	0	(91)
	07/2017	$	27,598	GBP	21,534	449	0
	08/2017	GBP	21,534	$	27,623	0	(449)
	09/2017	HKD	1,834		236	0	0

Total Forward Foreign Currency Contracts						$3,705	$(7,915)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120%	04/17/2018		$15,700	$364	$233
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		8,500	884	293
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		22,700	1,074	670
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		300	14	25
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017		6,700	413	0
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018	GBP	8,500	58	38
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		10,000	66	57
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120	04/17/2018		$8,200	186	121
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		5,000	338	190
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		20,900	1,045	683
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		4,600	265	120
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017		24,100	1,687	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017		18,000	1,454	165
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018		28,500	2,636	645
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019		12,800	1,216	857

								$11,700	$4,097

Total Purchased Options								$11,700	$4,097

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(29)	0

						$(213)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	04/17/2018	$33,800	$(367)	$(256)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	37,400	(884)	(137)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	116,200	(1,189)	(692)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	1,500	(15)	(26)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017	26,800	(415)	0
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	11,000	(61)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	21,800	(338)	(144)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	104,500	(1,054)	(624)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	20,100	(263)	(90)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018	17,700	(198)	(134)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017	96,700	(1,736)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	79,000	(1,484)	(54)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	13,000	(75)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	125,400	(2,648)	(439)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	64,000	(1,216)	(904)

							$(11,943)	$(3,520)

Total Written Options							$(12,156)	$(3,520)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2021	1.040%		$2,000	$(64)	$62	$0	$(2)
BPS	China Government International Bond	1.000	12/20/2020	0.474		4,000	(76)	149	73	0
	Indonesia Government International Bond	1.000	06/20/2022	1.174		600	(7)	2	0	(5)
	Petrobras Global Finance BV	1.000	06/20/2018	0.815		5,400	(270)	282	12	0
BRC	Colombia Government International Bond	1.000	06/20/2021	1.040		5,500	(170)	164	0	(6)
	Mexico Government International Bond	1.000	06/20/2022	1.128		10,700	(149)	88	0	(61)
CBK	Italy Government International Bond	1.000	12/20/2021	0.829		26,000	(765)	964	199	0
	Italy Government International Bond	1.000	06/20/2022	1.442		2,300	(64)	18	0	(46)
	Shire Acquisitions Investments Ireland DAC	1.000	12/20/2021	1.227	EUR	4,400	(163)	115	0	(48)
DUB	Colombia Government International Bond	1.000	06/20/2021	1.040		$400	(12)	12	0	0
	Mexico Government International Bond	1.000	03/20/2019	0.403		15,050	116	43	159	0
GST	China Government International Bond	1.000	06/20/2021	0.542		6,400	(30)	145	115	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	1.383		8,800	(1,394)	1,300	0	(94)
HUS	China Government International Bond	1.000	09/20/2020	0.432		4,675	(41)	127	86	0
	China Government International Bond	1.000	06/20/2021	0.542		800	(8)	22	14	0
	Colombia Government International Bond	1.000	06/20/2021	1.040		2,250	(69)	66	0	(3)
	Mexico Government International Bond	1.000	06/20/2022	1.128		5,800	(85)	52	0	(33)
JPM	Masco Corp.	5.000	09/20/2020	0.366		7,000	993	44	1,037	0
MYC	Entergy Corp.	1.000	03/20/2021	0.424		2,500	(271)	324	53	0
	Mexico Government International Bond	1.000	03/20/2019	0.403		22,600	138	101	239	0
UAG	China Government International Bond	1.000	06/20/2021	0.542		1,000	(9)	27	18	0

							$(2,400)	$4,107	$2,005	$(298)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	12/20/2020		$2,900	$73	$329	$402	$0
BRC	iTraxx Japan 27 5-Year Index	1.000	06/20/2022	JPY	23,000	0	6	6	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021		$250	20	15	35	0
	iTraxx Japan 27 5-Year Index	1.000	06/20/2022	JPY	10,000	3	0	3	0
	MCDX-28 5-Year Index	1.000	06/20/2022		$55,400	848	(110)	738	0
DUB	iTraxx Japan 27 5-Year Index	1.000	06/20/2022	JPY	48,000	12	1	13	0
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057		$31,000	(1,534)	1,339	0	(195)
GST	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021		2,500	211	135	346	0
	CMBX.NA.AAA.10 Index	0.500	11/17/2059		600	(18)	4	0	(14)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057		2,200	(111)	97	0	(14)
	CMBX.NA.BB.6 Index	5.000	05/11/2063		4,800	(693)	(185)	0	(878)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		5,000	(492)	49	0	(443)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021		250	21	14	35	0
	iTraxx Japan 27 5-Year Index	1.000	06/20/2022	JPY	89,000	23	1	24	0
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057		$1,600	(87)	77	0	(10)
	CMBX.NA.BB.6 Index	5.000	05/11/2063		2,400	(346)	(93)	0	(439)
	CMBX.NA.BBB-.10 Index	3.000	11/17/2059		1,600	(153)	(19)	0	(172)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		2,275	(221)	19	0	(202)
MYC	CMBX.NA.AAA.10 Index	0.500	11/17/2059		800	(24)	6	0	(18)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058		1,000	(38)	24	0	(14)
	CMBX.NA.BB.6 Index	5.000	05/11/2063		1,200	(167)	(52)	0	(219)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058		3,400	(353)	(46)	0	(399)
SAL	CMBX.NA.AAA.10 Index	0.500	11/17/2059		700	(20)	4	0	(16)
UAG	CMBX.NA.AAA.10 Index	0.500	11/17/2059		500	(14)	3	0	(11)

						$(3,060)	$1,618	$1,602	$(3,044)

Total Swap Agreements						$(5,460)	$5,725	$3,607	$(3,342)

(k)	Securities with an aggregate market value of $7,090 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$86,800	$68,742	$155,542
Corporate Bonds & Notes
Banking & Finance	0	728,506	13,716	742,222
Industrials	0	969,323	1,563	970,886
Utilities	0	299,990	0	299,990
Municipal Bonds & Notes
California	0	31,554	0	31,554
Georgia	0	12,524	0	12,524
Illinois	0	10,641	0	10,641
Indiana	0	1,070	0	1,070
Michigan	0	685	0	685
New Jersey	0	947	0	947
New York	0	24,777	0	24,777
Ohio	0	17,052	0	17,052
Pennsylvania	0	14,350	0	14,350
Tennessee	0	4,073	0	4,073
Texas	0	5,333	0	5,333
Virginia	0	2,807	0	2,807
Washington	0	1,421	0	1,421
West Virginia	0	1,049	0	1,049
U.S. Government Agencies	0	60,332	0	60,332
U.S. Treasury Obligations	0	963,623	0	963,623
Non-Agency Mortgage-Backed Securities	0	33,858	0	33,858
Asset-Backed Securities	0	45,511	4,208	49,719
Sovereign Issues	0	54,911	0	54,911
Warrants
Utilities	1	0	0	1
Preferred Securities
Banking & Finance	0	12,552	0	12,552
Utilities	4,792	7,508	0	12,300
Short-Term Instruments
Repurchase Agreements	0	15,700	0	15,700
Mexico Treasury Bills	0	7,370	0	7,370
U.S. Treasury Bills	0	504	0	504
	$4,793	$3,414,771	$88,229	$3,507,793

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,087	$0	$0	$7,087

Total Investments	$11,880	$3,414,771	$88,229	$3,514,880

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	540	2,920	0	3,460
Over the counter	0	11,409	0	11,409
	$540	$14,329	$0	$14,869

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(195)	(1,033)	0	(1,228)
Over the counter	0	(14,729)	(48)	(14,777)

	$(195)	$(15,762)	$(48)	$(16,005)

Total Financial Derivative Instruments	$345	$(1,433)	$(48)	$(1,136)

Totals	$ 12,225	$3,413,338	$88,181	$ 3,513,744

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$71,586	$0	$(3,077)	$(1)	$0	$234	$0	$0	$68,742	$232
Corporate Bonds & Notes
Banking & Finance	13,055	0	0	7	0	654	0	0	13,716	654
Industrials	1,567	0	0	0	0	(4)	0	0	1,563	(3)
Asset-Backed Securities	4,325	0	(91)	0	0	(26)	0	0	4,208	(27)

	$90,533	$0	$(3,168)	$6	$0	$858	$0	$0	$88,229	$856
Financial Derivative Instruments - Liabilities
Over the counter	$(38)	$0	$0	$0	$0	$(10)	$0	$0	$(48)	$(10)

Totals	$90,495	$0	$(3,168)	$6	$0	$848	$0	$0	$88,181	$846

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$68,742	Proxy Pricing	Base Price	99.250 - 102.000
Corporate Bonds & Notes
Banking & Finance	6,143	Reference Instrument	Spread movement	281.000 bps
	7,573	Reference Instrument	OAS spread	549.080 bps
Industrials	1,563	Proxy Pricing	Base Price	100.000
Asset-Backed Securities	4,208	Third Party Vendor	Broker Quote	99.000
Financial Derivative Instruments - Liabilities
Over the counter	(48)	Indicative Market Quotation	Broker Quote	(0.990)

Total	$88,181

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.0%
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 0.6%
Goldman Sachs Group, Inc.
2.922% due 10/28/2027	$3,000	$3,122
Wells Fargo & Co.
2.402% due 10/31/2023	6,000	6,111

		9,233

INDUSTRIALS 0.6%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,800	1,769
3.100% due 04/07/2030	1,800	1,769
Vessel Management Services, Inc.
3.432% due 08/15/2036	5,354	5,363

		8,901

UTILITIES 0.3%
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	5,400	5,466

Total Corporate Bonds & Notes (Cost $23,347)		23,600

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	865

Total Municipal Bonds & Notes (Cost $710)		865

U.S. GOVERNMENT AGENCIES 9.8%
Fannie Mae
0.000% due 05/15/2030 (a)	13,282	8,897
1.276% due 07/25/2037	236	232
1.409% due 03/18/2031	37	37
1.666% due 10/25/2030	3	3
1.892% due 06/01/2043 - 03/01/2044	470	478
2.116% due 04/25/2032	28	29
2.266% due 03/25/2022	26	26
2.595% due 08/01/2026	4	4
2.608% due 10/01/2024	28	28
2.738% due 04/01/2028	23	24
2.750% due 11/01/2031	1,784	1,728
2.757% due 02/01/2028	4	4
2.790% due 04/01/2030	2,177	2,118
2.886% due 11/01/2023	11	11
2.897% due 05/01/2025	4	4
2.923% due 07/01/2035	65	68
3.123% due 12/01/2027	26	27
3.214% due 11/01/2034	83	88
3.500% due 06/25/2044	2,650	2,703
3.875% due 10/01/2024	1	1
4.000% due 09/25/2044 - 10/25/2044	13,410	14,139
4.250% due 04/25/2037	496	531
4.500% due 10/25/2023 - 06/25/2025	2,547	2,701
5.380% due 07/01/2033	1,920	1,984
5.625% due 04/17/2028	200	254
6.000% due 05/17/2027	255	278
6.500% due 02/01/2022 - 08/01/2037	1,252	1,395
6.750% due 06/25/2032	1,760	2,045
6.900% due 05/25/2023	39	42
6.950% due 07/25/2020	5	5
7.000% due 12/25/2022 - 03/01/2038	1,587	1,755
7.800% due 10/25/2022	5	6
9.000% due 06/01/2027 - 11/01/2030	31	33
Federal Farm Credit Bank
5.125% due 07/09/2029	675	819
5.750% due 12/07/2028	500	640
Federal Housing Administration
6.896% due 07/01/2020	145	141
7.000% due 11/25/2019	45	44
7.430% due 10/01/2022 - 01/01/2024	18	17

Freddie Mac
1.559% due 01/15/2033	55	55
1.659% due 04/15/2029 - 12/15/2032	50	50
1.709% due 06/15/2031	23	23
1.892% due 10/25/2044	2,690	2,729
1.960% due 10/25/2023	24	24
2.092% due 07/25/2044	692	701
2.159% due 09/15/2021	7	7
2.762% due 01/01/2028	21	21
2.771% due 01/01/2028	14	14
2.869% due 02/01/2028	40	40
2.881% due 10/01/2026	14	14
2.941% due 06/01/2022	1	1
3.000% due 05/01/2022	3	3
3.075% due 09/01/2027	19	19
3.500% due 05/15/2042	5,490	5,531
4.000% due 07/15/2042 - 12/15/2042	8,871	8,772
4.500% due 02/15/2035 - 07/15/2035	4,462	4,691
5.500% due 07/15/2033 - 06/15/2035	6,816	8,519
6.000% due 05/15/2028 - 09/15/2029	41	47
6.250% due 09/15/2023	424	446
6.500% due 08/01/2022 - 10/25/2043	465	515
6.750% due 03/15/2031	100	145
7.000% due 07/15/2022 - 01/15/2024	104	114
Ginnie Mae
2.125% due 08/20/2021 - 05/20/2032	393	402
2.162% due 03/20/2031	236	241
2.250% due 11/20/2021 - 11/20/2027	90	93
2.375% due 03/20/2023 - 01/20/2028	105	108
2.500% due 09/20/2017 - 03/20/2025	6	7
3.000% due 12/20/2017 - 08/20/2018	3	3
3.500% due 03/20/2021	3	3
4.000% due 08/20/2044 - 09/20/2044	27,523	29,897
6.000% due 08/20/2033	2,073	2,428
6.500% due 08/20/2034 - 09/20/2034	13	15
NCUA Guaranteed Notes
1.454% due 11/06/2017	582	583
Residual Funding Corp. STRIPS
0.000% due 07/15/2020 - 04/15/2030 (a)	47,244	32,399
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 - 04/15/2029 (a)	12,439	8,906
Small Business Administration
5.240% due 08/01/2023	561	600
Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (a)	7,400	4,858

Total U.S. Government Agencies (Cost $142,696)		156,363

U.S. TREASURY OBLIGATIONS 107.8%
U.S. Treasury Bonds
2.250% due 08/15/2046	2,600	2,293
2.500% due 02/15/2045	47,600	44,504
2.750% due 11/15/2042	25,600	25,337
2.875% due 05/15/2043 (e)	90,300	91,305
2.875% due 08/15/2045 (e)	4,200	4,231
2.875% due 11/15/2046	129	130
3.000% due 05/15/2042	10,000	10,372
3.000% due 05/15/2045	119,800	123,666
3.000% due 02/15/2047 (e)	54,225	56,045
3.125% due 02/15/2043 (e)	155,800	164,816
3.375% due 05/15/2044 (e)	102,300	113,199
3.625% due 08/15/2043	112,600	129,723
3.625% due 02/15/2044	113,200	130,633
3.750% due 11/15/2043 (e)	278,100	327,387
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022 (e)	38,319	38,148
0.375% due 07/15/2023	15,530	15,638
0.375% due 01/15/2027	19,841	19,495
0.750% due 02/15/2045	1,350	1,268
1.375% due 02/15/2044	2,424	2,640
2.500% due 01/15/2029	2,005	2,412
U.S. Treasury Notes
1.375% due 08/31/2023	100	96
1.500% due 03/31/2023 (g)(i)	10,600	10,310
1.625% due 05/31/2023 (i)	2,990	2,924
1.750% due 04/30/2022 (e)(g)	47,100	46,833
1.750% due 06/30/2022	45,000	44,710
1.750% due 01/31/2023	51,950	51,304
1.875% due 08/31/2022 (e)	50,300	50,202
2.000% due 10/31/2021 (g)	27,400	27,622
2.000% due 08/15/2025	14,200	13,958
2.250% due 11/15/2025	14,100	14,104
2.250% due 02/15/2027 (e)	91,100	90,708

U.S. Treasury STRIPS (a)
0.000% due 08/15/2034	5,100	3,207
0.000% due 11/15/2034	7,600	4,745
0.000% due 08/15/2035	2,500	1,523
0.000% due 11/15/2036	5,100	2,980
0.000% due 05/15/2037	2,100	1,210
0.000% due 05/15/2040	12,950	6,792
0.000% due 05/15/2042	37,900	18,588
0.000% due 08/15/2042	5,100	2,478
0.000% due 11/15/2042	5,100	2,458
0.000% due 05/15/2043	24,600	11,650
0.000% due 08/15/2043	8,900	4,191
0.000% due 11/15/2044	800	362
0.000% due 11/15/2045	1,100	482

Total U.S. Treasury Obligations (Cost $1,702,650)		1,716,679

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046	9,800	10,489
Bear Stearns Adjustable Rate Mortgage Trust
3.054% due 04/25/2033	31	31
3.565% due 01/25/2034	70	71
3.630% due 02/25/2033	13	13
3.680% due 02/25/2034	191	195
Bear Stearns ALT-A Trust
3.361% due 09/25/2035	526	452
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	333	335
Bear Stearns Mortgage Securities, Inc.
3.464% due 06/25/2030	1	1
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,784
Countrywide Alternative Loan Trust
1.396% due 05/25/2047	589	554
1.426% due 05/25/2035	525	439
Countrywide Home Loan Mortgage Pass-Through Trust
1.796% due 04/25/2035	99	88
1.856% due 03/25/2035	796	645
Credit Suisse Commercial Mortgage Trust
3.953% due 09/15/2037	10,000	10,362
Credit Suisse First Boston Mortgage Securities Corp.
2.989% due 07/25/2033	130	129
5.750% due 04/22/2033	77	79
6.500% due 04/25/2033	3	3
Credit Suisse Mortgage Capital Certificates
1.194% due 11/27/2036	5,820	5,758
DBWF Mortgage Trust
3.791% due 12/10/2036	7,300	7,688
First Republic Bank Mortgage Pass-Through Certificates
1.696% due 06/25/2030	41	38
HarborView Mortgage Loan Trust
1.449% due 03/19/2036	530	414
1.649% due 05/19/2035	457	429
3.583% due 07/19/2035 ^	220	198
Impac CMB Trust
1.716% due 10/25/2035	2,339	2,038
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	4,400	4,468
JPMorgan Mortgage Trust
3.406% due 07/25/2035	246	247
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.121% due 10/25/2035	2,223	2,080
Residential Accredit Loans, Inc. Trust
1.516% due 08/25/2035	433	358
6.000% due 06/25/2036	1,149	1,053
Sequoia Mortgage Trust
1.562% due 07/20/2033	328	311
1.909% due 10/19/2026	13	13
1.972% due 10/20/2027	6	6
Structured Adjustable Rate Mortgage Loan Trust
1.436% due 05/25/2037	1,350	1,187
Structured Asset Mortgage Investments Trust
1.436% due 05/25/2036	175	155
1.869% due 09/19/2032	11	11
2.049% due 10/19/2033	139	129
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.209% due 01/25/2032	1	1
WaMu Mortgage Pass-Through Certificates Trust
1.476% due 11/25/2045	35	34
1.502% due 12/25/2046	617	596
1.526% due 01/25/2045	570	557
1.732% due 02/25/2046	1,013	992
2.132% due 06/25/2042	26	25

2.132% due 08/25/2042	17	17
2.145% due 08/25/2046	361	354
Washington Mutual Mortgage Loan Trust
1.887% due 05/25/2041	1	1
Wells Fargo Mortgage-Backed Securities Trust
3.107% due 03/25/2036	626	629

Total Non-Agency Mortgage-Backed Securities (Cost $57,259)		56,457

ASSET-BACKED SECURITIES 0.2%
Amortizing Residential Collateral Trust
1.796% due 07/25/2032	23	22
Bear Stearns Asset-Backed Securities Trust
1.876% due 10/25/2032	58	57
2.216% due 11/25/2042	311	308
CIT Group Home Equity Loan Trust
1.564% due 06/25/2033	30	29
Credit-Based Asset Servicing and Securitization LLC
1.276% due 11/25/2036	15	9
L.A. Arena Funding LLC
7.656% due 12/15/2026	24	25
Massachusetts Educational Financing Authority
2.106% due 04/25/2038	278	277
Soundview Home Loan Trust
1.276% due 11/25/2036	175	72
Specialty Underwriting & Residential Finance Trust
2.016% due 10/25/2035	1,881	1,842
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	706	709
Washington Mutual Asset-Backed Certificates Trust
1.276% due 10/25/2036	108	55

Total Asset-Backed Securities (Cost $3,507)		3,405

SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS (d) 3.1%		49,282

U.S. TREASURY BILLS 0.0%
0.980% due 08/31/2017 (a)(b)	265	265

Total Short-Term Instruments (Cost $49,547)		49,547

Total Investments in Securities (Cost $1,979,715)		2,006,916

	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	6,009,442	59,409

Total Short-Term Instruments (Cost $59,405)		59,409

Total Investments in Affiliates (Cost $59,405)		59,409

Total Investments 129.7% (Cost $2,039,120)		$2,066,325
Financial Derivative Instruments (f)(h) (0.0)% (Cost or Premiums, net $43)		(466)
Other Assets and Liabilities, net (29.7)%		(473,397)

Net Assets 100.0%		$1,592,462

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.350%	06/30/2017	07/03/2017	$47,700	U.S. Treasury Bonds 3.000%-3.750% due 11/15/2043-11/15/2045	$(48,686)	$47,700	$47,705
SSB	0.050	06/30/2017	07/03/2017	1,582	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(1,617)	1,582	1,582

Total Repurchase Agreements						$(50,303)	$49,282	$49,287

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	1.070%	06/13/2017	07/28/2017	$(7,561)	$(7,566)
	1.080	06/13/2017	07/26/2017	(69,660)	(69,702)
BOS	1.100	07/03/2017	07/10/2017	(22,076)	(22,076)
BSN	1.070	05/03/2017	07/28/2017	(168,381)	(168,686)
IND	1.100	05/05/2017	09/05/2017	(687)	(688)
	1.100	06/13/2017	09/05/2017	(2,525)	(2,526)
JPS	0.900	06/30/2017	07/03/2017	(34,085)	(34,087)
	0.920	05/17/2017	07/17/2017	(907)	(908)
	0.920	05/22/2017	07/03/2017	(6,560)	(6,567)
	1.050	05/31/2017	07/12/2017	(20,575)	(20,595)
	1.070	06/01/2017	07/05/2017	(12,612)	(12,624)
	1.130	05/09/2017	07/10/2017	(46,997)	(47,078)
	1.200	06/30/2017	07/03/2017	(13,617)	(13,619)

Total Reverse Repurchase Agreements					$(406,722)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	1.060%	05/12/2017	07/03/2017	$(79,597)	$(79,718)
UBS	1.200	06/07/2017	08/07/2017	(8,101)	(8,108)
	1.220	06/08/2017	08/08/2017	(4,258)	(4,262)
	2.440	06/05/2017	09/05/2017	(7,671)	(7,678)

Total Sale-Buyback Transactions					$(99,766)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.4)%
Fannie Mae, TBA	3.000%	07/01/2047	$2,600	$(2,610)	$(2,596)
Fannie Mae, TBA	3.500	07/01/2047	19,300	(1,339)	(1,335)
Fannie Mae, TBA	3.500	08/01/2047	18,000	(18,477)	(18,451)

Total Short Sales (1.4)%				$(22,426)	$(22,382)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(371,685) at a weighted average interest rate of 0.967%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(31) of deferred price drop.

(e)	Securities with an aggregate market value of $507,983 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2017	83	$10,419	$(28)	$0	$(23)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	934	154,927	1,899	0	(642)

				$1,871	$0	$(665)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2017	413	(89,253)	113	39	0
U.S. Treasury 5-Year Note September Futures	09/2017	321	(37,825)	75	55	0
U.S. Treasury 30-Year Bond September Futures	09/2017	431	(66,239)	(562)	242	0

				$(374)	$336	$0

Total Futures Contracts				$1,497	$336	$(665)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	06/21/2024	$13,500	$465	$81	$546	$33	$0
Receive	3-Month USD-LIBOR	1.500	06/30/2026	6,800	(30)	448	418	19	0
Receive	3-Month USD-LIBOR	1.515	06/30/2026	12,000	(70)	793	723	34	0
Receive	3-Month USD-LIBOR	1.555	06/30/2026	11,900	(114)	791	677	34	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	27,250	(707)	1,876	1,169	85	0
Receive	3-Month USD-LIBOR	2.222	05/24/2027	43,600	(266)	474	208	131	0
Receive	3-Month USD-LIBOR	2.338	06/12/2027	6,400	(38)	6	(32)	19	0
Receive	3-Month USD-LIBOR	2.635	06/19/2027	17,500	(241)	(313)	(554)	53	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027	81,500	7,708	(1,868)	5,840	241	0
Pay (1)	3-Month USD-LIBOR	2.235	07/21/2027	6,400	0	(39)	(39)	0	(20)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	10,400	(1,636)	1,765	129	46	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047	32,000	6,912	(1,226)	5,686	123	0

					$11,983	$2,788	$14,771	$818	$(20)

Total Swap Agreements					$11,983	$2,788	$14,771	$818	$(20)

(1)	This instrument has a forward starting effective date.

(g)	Securities with an aggregate market value of $11,688 and cash of $2,705 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.435%	07/19/2017	$31,200	$212	$36
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	2,200	191	164
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020	28,600	1,178	679
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018	339,200	263	107
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.680	11/30/2017	51,800	232	92
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	377,700	255	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	3,200	288	258
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019	21,800	1,363	2,260
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019	28,000	2,856	2,324
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	6,400	582	515
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	141,200	80	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019	13,300	732	1,085

							$8,232	$7,523

Total Purchased Options							$8,232	$7,523

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	0

						$(217)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$10,600	$(193)	$(156)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.035	07/19/2017	31,200	(221)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	71,700	(1,183)	(614)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	04/25/2018	339,200	(263)	(177)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/30/2017	10,800	(237)	(123)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	16,000	(288)	(300)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	109,000	(1,363)	(2,559)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	172,000	(3,438)	(3,222)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	66,500	(731)	(1,273)

							$(7,917)	$(8,429)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	$103.531	08/07/2017	$26,600	$(55)	$(29)

Total Written Options					$(8,189)	$(8,458)

(i)	Securities with an aggregate market value of $1,012 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,233	$0	$9,233
Industrials	0	8,901	0	8,901
Utilities	0	5,466	0	5,466
Municipal Bonds & Notes
New York	0	865	0	865
U.S. Government Agencies	0	156,161	202	156,363
U.S. Treasury Obligations	0	1,716,679	0	1,716,679
Non-Agency Mortgage-Backed Securities	0	56,457	0	56,457
Asset-Backed Securities	0	3,405	0	3,405
Short-Term Instruments
Repurchase Agreements	0	49,282	0	49,282
U.S. Treasury Bills	0	265	0	265
	$0	$2,006,714	$202	$2,006,916

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59,409	$0	$0	$59,409

Total Investments	$59,409	$2,006,714	$202	$2,066,325

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(22,382)	$0	$(22,382)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	336	818	0	1,154
Over the counter	0	7,523	0	7,523
	$336	$8,341	$0	$8,677

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(665)	(20)	0	(685)
Over the counter	0	(8,458)	0	(8,458)

	$(665)	$(8,478)	$0	$(9,143)

Total Financial Derivative Instruments	$(329)	$(137)	$0	$(466)

Totals	$59,080	$1,984,195	$202	$2,043,477

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration ESG Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.8%
CORPORATE BONDS & NOTES 49.8%
BANKING & FINANCE 37.5%
ABN AMRO Bank NV
2.100% due 01/18/2019		$400	$401
American Tower Corp.
2.800% due 06/01/2020		1,000	1,014
3.400% due 02/15/2019		900	919
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		300	301
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	200	73
Bank of America Corp.
2.151% due 11/09/2020		$1,100	1,096
3.300% due 01/11/2023		300	306
5.650% due 05/01/2018		1,000	1,032
Barclays PLC
3.295% due 08/10/2021		500	525
BNZ International Funding Ltd.
2.350% due 03/04/2019		300	302
Boston Properties LP
3.700% due 11/15/2018		400	408
Citigroup, Inc.
1.860% due 04/27/2018		600	602
2.450% due 01/10/2020		200	201
Citizens Bank N.A.
2.300% due 12/03/2018		800	803
Commonwealth Bank of Australia
1.750% due 11/02/2018		700	701
Ford Motor Credit Co. LLC
2.104% due 11/04/2019		500	503
2.145% due 01/09/2018		500	502
2.146% due 06/15/2018		600	603
2.735% due 01/08/2019		500	507
5.000% due 05/15/2018		300	308
Goldman Sachs Group, Inc.
2.313% due 04/23/2020		1,200	1,221
2.516% due 04/23/2021		600	612
6.000% due 06/15/2020		500	552
7.500% due 02/15/2019		200	217
HSBC USA, Inc.
1.792% due 11/13/2019		500	501
ING Bank NV
2.050% due 08/17/2018		400	401
International Bank for Reconstruction & Development
1.750% due 11/22/2021		3,600	3,566
International Lease Finance Corp.
7.125% due 09/01/2018		900	953
LeasePlan Corp. NV
2.500% due 05/16/2018		400	401
3.000% due 10/23/2017		200	201
Loews Corp.
2.625% due 05/15/2023		400	397
Macquarie Bank Ltd.
2.292% due 07/29/2020		1,000	1,014
Marsh & McLennan Cos., Inc.
2.350% due 03/06/2020		400	402
Morgan Stanley
2.545% due 02/01/2019		500	508
MUFG Americas Holdings Corp.
1.750% due 02/09/2018		500	500
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	24,800	3,083
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	4,400	679
1.000% due 04/01/2018		9,100	1,414
2.000% due 10/01/2017		9,400	1,452
2.000% due 01/01/2018		10,600	1,650
Nykredit Realkredit A/S
1.000% due 10/01/2017		16,700	2,578
1.000% due 04/01/2018		2,600	404
1.000% due 07/01/2018		8,700	1,356
2.000% due 04/01/2018		19,500	3,053
Realkredit Danmark A/S
1.000% due 01/01/2018		4,400	681
1.000% due 04/01/2018		38,300	5,955

2.000% due 01/01/2018		15,400	2,394
2.000% due 04/01/2018		15,500	2,424
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$1,700	1,934
Santander Holdings USA, Inc.
2.642% due 11/24/2017		300	301
2.700% due 05/24/2019		300	302
SBA Communications Corp.
4.875% due 09/01/2024		400	408
Stadshypotek AB
2.500% due 09/18/2019	SEK	9,000	1,129
Sumitomo Mitsui Banking Corp.
1.738% due 01/16/2018		$1,300	1,303
1.893% due 07/23/2018		400	402
Sveriges Sakerstallda Obligationer AB
4.000% due 09/18/2019	SEK	4,000	518
Swedbank AB
2.375% due 02/27/2019		$400	403
Toronto-Dominion Bank
2.250% due 09/25/2019		1,400	1,410
UBS Group Funding Switzerland AG
2.938% due 04/14/2021		500	518
Unibail-Rodamco SE
1.928% due 04/16/2019		1,000	997
WEA Finance LLC
1.750% due 09/15/2017		200	200
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	995
3.100% due 06/03/2021	AUD	1,600	1,236

			61,732

INDUSTRIALS 9.0%
Apple, Inc.
3.000% due 06/20/2027		$800	797
CA, Inc.
3.600% due 08/01/2020		300	305
Coca-Cola Co.
1.375% due 05/30/2019		400	399
Danone S.A.
1.691% due 10/30/2019		300	298
Dell International LLC
3.480% due 06/01/2019		800	819
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019		300	302
eBay, Inc.
2.150% due 06/05/2020		800	800
ERAC USA Finance LLC
2.600% due 12/01/2021		300	299
General Mills, Inc.
1.400% due 10/20/2017		400	400
5.650% due 02/15/2019		500	530
Georgia-Pacific LLC
2.539% due 11/15/2019		800	808
5.400% due 11/01/2020		200	219
Hess Corp.
8.125% due 02/15/2019		300	326
Humana, Inc.
7.200% due 06/15/2018		700	735
Intel Corp.
1.262% due 05/11/2020		700	700
1.700% due 05/19/2021		400	395
Kinder Morgan, Inc.
7.250% due 06/01/2018		200	209
Kraft Heinz Foods Co.
2.000% due 07/02/2018		200	201
Local Initiatives Support Corp.
3.005% due 03/01/2022		700	700
Marriott International, Inc.
3.000% due 03/01/2019		300	305
Microsoft Corp.
1.100% due 08/08/2019		400	395
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		400	396
2.000% due 10/28/2021		900	878
Oracle Corp.
1.900% due 09/15/2021		1,000	992
PepsiCo, Inc.
1.342% due 04/30/2018		400	400
RELX Capital, Inc.
8.625% due 01/15/2019		200	219
SES Global Americas Holdings GP
2.500% due 03/25/2019		500	500
Smiths Group PLC
7.200% due 05/15/2019		200	218

Time Warner Cable LLC
6.750% due 07/01/2018	200	209
WestRock RKT Co.
4.450% due 03/01/2019	100	104
Whirlpool Corp.
1.650% due 11/01/2017	200	200
Zoetis, Inc.
1.875% due 02/01/2018	400	400
3.250% due 02/01/2023	400	410

		14,868

UTILITIES 3.3%
AT&T, Inc.
2.023% due 07/15/2021	400	404
Baltimore Gas & Electric Co.
3.350% due 07/01/2023	1,000	1,030
British Telecommunications PLC
2.350% due 02/14/2019	400	403
Consolidated Edison, Inc.
2.000% due 05/15/2021	400	394
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,500	1,520
Southern Power Co.
1.950% due 12/15/2019	1,700	1,695

		5,446

Total Corporate Bonds & Notes (Cost $80,337)		82,046

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.248% due 04/01/2040	56	56

Total Municipal Bonds & Notes (Cost $57)		56

U.S. GOVERNMENT AGENCIES 31.0%
Fannie Mae
1.000% due 01/25/2043	39	36
1.566% due 09/25/2042	72	72
1.666% due 06/25/2021	1	1
1.892% due 07/01/2042	17	17
1.942% due 09/01/2041	50	51
2.092% due 09/01/2040	3	3
2.116% due 06/25/2021 - 09/25/2021	10	9
2.572% due 11/01/2035	9	10
2.734% due 11/01/2034	8	8
2.937% due 11/01/2035	30	31
2.945% due 03/01/2035	2	2
3.055% due 08/01/2035	79	84
3.057% due 08/01/2029	20	20
3.160% due 07/01/2035	10	10
3.258% due 05/01/2035	11	11
3.500% due 02/25/2043 (a)	1,812	247
5.000% due 01/25/2040 - 07/25/2040	461	489
5.500% due 03/01/2023 - 02/01/2028	805	869
5.542% due 12/25/2042	7	7
5.750% due 10/25/2035	21	24
5.862% due 02/01/2031	10	11
6.000% due 03/01/2017 - 05/01/2037	2	2
7.500% due 07/25/2022	12	13
Fannie Mae, TBA
3.000% due 08/01/2047	4,000	3,988
3.500% due 08/01/2047 - 09/01/2047	25,000	25,596
4.000% due 08/01/2047	10,000	10,493
FDIC Structured Sale Guaranteed Bonds
1.551% due 11/29/2037	225	225
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	133	134
Freddie Mac
1.256% due 12/25/2036	53	53
1.394% due 12/15/2042	2,788	2,786
1.609% due 11/15/2030	2	2
1.869% due 10/15/2037	81	82
1.892% due 02/25/2045	40	40
2.000% due 11/15/2026	807	809
2.875% due 08/01/2035	46	48
3.223% due 07/01/2035	12	13
3.432% due 06/01/2035	53	57
5.000% due 10/01/2033	8	9
6.500% due 07/25/2043	67	78
7.000% due 04/15/2023	4	4

7.826% due 08/15/2044		553	627
Ginnie Mae
1.443% due 04/20/2065		237	236
1.451% due 11/20/2045		393	392
1.453% due 06/20/2065		345	345
1.573% due 05/20/2066		741	743
1.593% due 04/20/2065		259	259
1.630% due 02/20/2041		33	33
1.713% due 02/20/2066		829	834
1.722% due 12/16/2025		2	2
2.125% due 06/20/2027 - 05/20/2030		29	30
2.375% due 02/20/2032		13	14
2.480% due 06/20/2067		1,200	1,241

Total U.S. Government Agencies (Cost $51,391)			51,200

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (i)		2,063	2,061
0.125% due 04/15/2022		1,207	1,201
0.375% due 01/15/2027 (i)		202	199
0.625% due 07/15/2021 (i)		976	1,001
1.375% due 02/15/2044 (i)		630	686

Total U.S. Treasury Obligations (Cost $5,246)			5,148

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
American Home Mortgage Investment Trust
3.277% due 10/25/2034		31	31
3.415% due 02/25/2045		17	18
Banc of America Funding Trust
1.496% due 07/25/2037		133	124
3.179% due 05/25/2035		313	328
Banc of America Mortgage Trust
3.329% due 08/25/2034		178	176
4.032% due 03/25/2033		259	259
Bear Stearns Adjustable Rate Mortgage Trust
3.565% due 01/25/2034		12	12
3.630% due 02/25/2033		1	1
Bear Stearns ALT-A Trust
3.361% due 09/25/2035		18	15
3.475% due 05/25/2035		71	71
Citigroup Commercial Mortgage Trust
6.385% due 12/10/2049		60	60
Citigroup Mortgage Loan Trust, Inc.
1.286% due 01/25/2037		68	53
2.930% due 10/25/2035		12	12
3.430% due 05/25/2035		20	20
Countrywide Home Loan Mortgage Pass-Through Trust
3.123% due 11/25/2034		43	43
3.306% due 02/20/2036 ^		68	61
3.348% due 02/20/2035		51	51
Credit Suisse Commercial Mortgage Trust
6.520% due 02/15/2041		295	296
Credit Suisse Mortgage Capital Certificates
3.200% due 09/26/2047		323	325
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.366% due 06/26/2035		9	9
Eurosail PLC
0.990% due 09/13/2045	GBP	71	93
1.240% due 06/13/2045		1,300	1,693
First Horizon Alternative Mortgage Securities Trust
3.050% due 01/25/2035		$271	265
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		164	164
GMAC Mortgage Corp. Loan Trust
3.573% due 11/19/2035		25	24
Great Hall Mortgages PLC
1.397% due 06/18/2039		201	195
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		500	522
GSR Mortgage Loan Trust
3.109% due 09/25/2035		98	100
3.122% due 06/25/2034		19	19
3.152% due 11/25/2035		114	113
JPMorgan Chase Commercial Mortgage Securities Trust
2.609% due 10/15/2033		500	502
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		40	34
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035		5	4
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.496% due 12/25/2035		76	71
Prime Mortgage Trust
1.616% due 02/25/2034		4	4

RBSSP Resecuritization Trust
2.856% due 12/25/2035		335	343
3.083% due 01/26/2036		510	518
Silverstone Master Issuer PLC
0.705% due 01/21/2070	GBP	640	835
Structured Adjustable Rate Mortgage Loan Trust
2.132% due 01/25/2035		$66	60
3.350% due 08/25/2034		83	82
3.396% due 02/25/2034		64	64
Structured Asset Mortgage Investments Trust
1.346% due 03/25/2037		141	105
1.459% due 07/19/2035		27	26
1.496% due 02/25/2036 ^		28	26
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.209% due 01/25/2032		1	1
WaMu Mortgage Pass-Through Certificates Trust
1.462% due 01/25/2047		30	28
1.486% due 12/25/2045		23	22
1.506% due 10/25/2045		148	147
1.956% due 11/25/2034		73	72
2.132% due 06/25/2042		19	18
Washington Mutual Mortgage Pass-Through Certificates Trust
3.257% due 02/25/2033		2	2
Wells Fargo Mortgage-Backed Securities Trust
3.152% due 06/25/2035		131	134
3.264% due 10/25/2035		440	441

Total Non-Agency Mortgage-Backed Securities (Cost $9,070)			8,692

ASSET-BACKED SECURITIES 6.8%
Ally Auto Receivables Trust
1.490% due 11/15/2019		700	700
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.326% due 03/25/2035		1,300	1,195
AVANT Loans Funding Trust
3.920% due 08/15/2019		19	19
Bear Stearns Asset-Backed Securities Trust
2.216% due 10/25/2037		159	159
Cadogan Square CLO BV
0.000% due 01/17/2023	EUR	38	44
Capital Auto Receivables Asset Trust
1.912% due 11/20/2018		$90	90
Cavalry CLO Ltd.
2.528% due 01/16/2024		176	176
CIFC Funding Ltd.
2.568% due 12/05/2024		391	391
Countrywide Asset-Backed Certificates
1.696% due 12/25/2031 ^		13	10
Countrywide Asset-Backed Certificates Trust
1.956% due 12/25/2034		2,125	2,089
Educational Services of America, Inc.
2.366% due 09/25/2040		167	166
Ford Credit Auto Lease Trust
1.299% due 11/15/2019		500	500
1.560% due 11/15/2019		200	200
Fortress Credit Investments Ltd.
2.408% due 07/17/2023		366	366
GE-WMC Mortgage Securities Trust
1.256% due 08/25/2036		3	2
GM Financial Automobile Leasing Trust
1.712% due 10/22/2018		669	670
Hildene CLO Ltd.
2.338% due 07/19/2026		300	301
JPMorgan Mortgage Acquisition Corp.
1.446% due 05/25/2035		775	772
LCM LP
2.418% due 10/19/2022		260	261
Malin CLO BV
0.000% due 05/07/2023	EUR	224	256
Massachusetts Educational Financing Authority
2.106% due 04/25/2038		$36	36
Morgan Stanley ABS Capital, Inc. Trust
1.266% due 07/25/2036		18	12
Navient Private Education Loan Trust
2.359% due 12/15/2028		198	200
NYMT Residential
4.000% due 03/25/2021		147	146
Panhandle-Plains Higher Education Authority, Inc.
2.278% due 10/01/2035		138	138
RAAC Trust
1.696% due 03/25/2037		89	89
Securitized Asset-Backed Receivables LLC Trust
1.276% due 12/25/2036 ^		50	17

SLC Student Loan Trust
1.346% due 09/15/2026		472	471
SLM Private Credit Student Loan Trust
1.436% due 12/15/2023		19	19
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	162	185
1.246% due 10/25/2024		$329	329
1.276% due 01/25/2027		352	350
2.656% due 04/25/2023		53	54
South Carolina Student Loan Corp.
1.952% due 03/02/2020		65	65
Structured Asset Investment Loan Trust
1.921% due 03/25/2034		138	134
2.191% due 10/25/2033		57	57
Voya CLO Ltd.
2.458% due 10/15/2022		222	222
2.478% due 10/15/2022		250	250

Total Asset-Backed Securities (Cost $10,830)			11,141

SOVEREIGN ISSUES 3.8%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	400	475
Japan Bank for International Cooperation
2.500% due 06/01/2022		$1,600	1,608
Province of Ontario
1.100% due 10/25/2017		3,400	3,397
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	765

Total Sovereign Issues (Cost $6,280)			6,245

SHORT-TERM INSTRUMENTS 24.0%
CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.973% due 12/06/2017		$800	802
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		900	901

			1,703

COMMERCIAL PAPER 1.4%
Hewlett Packard Enterprise Co.
1.423% due 07/27/2017		900	899
Marriott International
1.524% due 07/31/2017		1,000	999
Mondelez International, Inc.
1.391% due 07/12/2017		400	400

			2,298

REPURCHASE AGREEMENTS (f) 7.0%			11,616

SHORT-TERM NOTES 0.6%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		200	200
3.039% due 10/05/2017		800	803

			1,003

JAPAN TREASURY BILLS 14.0%
(0.134)% due 07/10/2017 - 08/28/2017 (b)(c)	JPY	2,590,000	23,029

Total Short-Term Instruments (Cost $39,808)			39,649

Total Investments in Securities (Cost $203,019)			204,177

Total Investments 123.8% (Cost $203,019)			$204,177
Financial Derivative Instruments (g)(h) (0.8)% (Cost or Premiums, net $0)			(1,305)
Other Assets and Liabilities, net (23.0)%			(37,948)

Net Assets 100.0%			$164,924

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.440%	06/30/2017	07/03/2017	$11,000	Fannie Mae 4.000% due 07/01/2037	$(11,354)	$11,000	$11,001
SSB	0.050	06/30/2017	07/03/2017	616	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(631)	616	616

Total Repurchase Agreements						$(11,985)	$11,616	$11,617

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	78	$7	$6

Total Purchased Options				$7	$6

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	78	$(8)	$(3)

Total Written Options				$(8)	$(3)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	90		$22,095	$31	$0	$(7)
90-Day Eurodollar March Futures	03/2019	48		11,777	42	0	(4)
90-Day Eurodollar September Futures	09/2018	104		25,555	49	0	(8)
90-Day Eurodollar September Futures	09/2019	67		16,420	39	0	(6)
Euro-Bund 10-Year Bond September Futures	09/2017	42	EUR	7,765	(64)	0	(76)
U.S. Treasury 2-Year Note September Futures	09/2017	84		$18,153	(13)	0	(8)

					$84	$0	$(109)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2018	6		$(1,475)	$1	$0	$0
90-Day Eurodollar September Futures	09/2017	12		(2,959)	(1)	0	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	57	EUR	(9,666)	55	85	0
U.S. Treasury 5-Year Note September Futures	09/2017	44		$(5,185)	13	8	0
U.S. Treasury 10-Year Note September Futures	09/2017	12		(1,506)	11	3	0
U.S. Treasury 30-Year Bond September Futures	09/2017	7		(1,076)	(12)	4	0

					$67	$100	$0

Total Futures Contracts					$151	$100	$(109)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
MetLife, Inc.	1.000%	03/20/2019	0.155%	$200	$2	$1	$3	$0	$0
MetLife, Inc.	1.000	09/20/2019	0.202	500	7	2	9	0	0

					$9	$3	$12	$0	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		$1,400	$(10)	$(2)	$(12)	$1	$0
Receive	3-Month USD-LIBOR	1.250	06/21/2020		13,100	238	(51)	187	12	0
Receive	3-Month USD-LIBOR	1.250	06/21/2021		6,700	193	(37)	156	9	0
Receive (4)	3-Month USD-LIBOR	1.450	06/28/2021		6,800	110	(24)	86	6	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		800	32	(5)	27	1	0
Receive (4)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	1,300	(30)	9	(21)	17	0

						$533	$(110)	$423	$46	$0

Total Swap Agreements						$542	$(107)	$435	$46	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

Cash of $1,502 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017		$3,095	DKK	21,397	$192	$0
	08/2017	JPY	20,000		$180	2	0
	01/2018	DKK	10,860		1,585	0	(101)
	04/2018		10,867		1,596	0	(99)
	07/2018		8,920		1,379	0	(20)
BPS	07/2017	EUR	530		603	0	(3)
	07/2017	JPY	100,000		921	32	0
	08/2017		$604	EUR	530	2	0
	10/2017	BRL	9,500		$2,609	0	(207)
	04/2018	DKK	20,076		2,970	0	(163)
CBK	07/2017	EUR	995		1,119	0	(17)

	07/2017	GBP	1,989		2,559	0	(31)
	07/2017	JPY	190,000		1,736	46	0
	08/2017		270,000		2,432	28	0
	08/2017	$	1,521	JPY	168,400	0	(22)
	10/2017		954	DKK	6,550	57	0
	01/2018	DKK	4,461	$	660	0	(33)
	04/2018		10,249		1,530	0	(70)
DUB	08/2017	$	337	CHF	322	0	0
	10/2017		4,500	BRL	14,800	0	(112)
	01/2018	BRL	100	$	27	0	(3)
GLM	07/2017	DKK	22,300		3,274	0	(151)
	07/2017	$	1,272	GBP	1,000	30	0
	08/2017	JPY	91,100	$	817	6	0
	08/2017	SEK	23,475		2,695	0	(98)
	08/2017	$	1,631	JPY	179,400	0	(33)
	09/2017	KRW	3,211,217	$	2,831	24	0
	01/2018	$	7	DKK	48	0	0
	04/2018	DKK	18,625	$	2,756	0	(150)
	04/2018	$	768	DKK	5,012	15	0
HUS	08/2017	SEK	7,615	$	880	0	(26)
	09/2017	SGD	2,458		1,781	0	(6)
	10/2017	DKK	28,450		4,358	0	(34)
	01/2018	BRL	7,900		2,355	46	0
	04/2018	DKK	21,940		3,266	0	(158)
JPM	07/2017	AUD	1,618		1,242	0	(2)
	07/2017	$	2,195	EUR	1,953	36	0
	07/2017		1,673	GBP	1,313	37	0
	08/2017	CAD	999	$	729	0	(42)
	08/2017	JPY	710,000		6,422	98	0
	08/2017	SEK	9,715		1,125	0	(31)
	08/2017	$	1,182	EUR	1,035	2	0
	08/2017		2,156	JPY	236,400	0	(50)
	10/2017	BRL	5,300	$	1,499	0	(72)
	10/2017	DKK	3,130		480	0	(4)
	01/2018		4,918		727	0	(36)
	01/2018	$	4,788	BRL	16,000	0	(112)
	01/2018		13	DKK	85	0	0
	07/2018		20		133	0	0
NGF	01/2018	BRL	8,000	$	2,357	19	0
RBC	08/2017	JPY	87,200		783	6	0
SCX	04/2018	DKK	4,203		625	0	(31)
SOG	09/2017	TWD	140,507		4,632	10	0
TOR	01/2018	DKK	10,858		1,608	0	(77)
	04/2018		5,252		768	0	(52)
UAG	07/2017	GBP	324		415	0	(7)
	07/2017	JPY	180,000		1,622	20	0
	08/2017		1,120,000		9,978	67	(66)
	08/2017	$	416	GBP	324	7	0
	09/2017	TWD	920	$	30	0	0
	10/2017	DKK	6,285		959	0	(11)

Total Forward Foreign Currency Contracts						$782	$(2,130)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	PSEG Power LLC	1.000%	12/20/2018	0.564%	$200	$1	$0	$1	$0

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.565%	06/07/2018	$2,500	$0	$1	$1	$0
MYC	Pay	CPURNSA	1.593	06/03/2018	4,500	0	1	1	0

						$0	$2	$2	$0

Total Swap Agreements						$1	$2	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i)	Securities with an aggregate market value of $1,117 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$61,732	$0	$61,732
Industrials	0	14,868	0	14,868
Utilities	0	5,446	0	5,446
Municipal Bonds & Notes
Texas	0	56	0	56
U.S. Government Agencies	0	51,200	0	51,200
U.S. Treasury Obligations	0	5,148	0	5,148
Non-Agency Mortgage-Backed Securities	0	8,692	0	8,692
Asset-Backed Securities	0	11,141	0	11,141
Sovereign Issues	0	6,245	0	6,245
Short-Term Instruments
Certificates of Deposit	0	1,703	0	1,703
Commercial Paper	0	2,298	0	2,298
Repurchase Agreements	0	11,616	0	11,616
Short-Term Notes	0	1,003	0	1,003
Japan Treasury Bills	0	23,029	0	23,029
Total Investments	$0	$204,177	$0	$204,177

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	106	46	0	152
Over the counter	0	785	0	785
	$106	$831	$0	$937

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(112)	0	0	(112)
Over the counter	0	(2,130)	0	(2,130)
	$(112)	$(2,130)	$0	$(2,242)

Total Financial Derivative Instruments	$(6)	$(1,299)	$0	$(1,305)

Totals	$(6)	$202,878	$0	$202,872

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
AWAS Finance Luxembourg S.A.
3.910% due 07/16/2018		$1,248	$1,251

Total Loan Participations and Assignments (Cost $1,251)			1,251

CORPORATE BONDS & NOTES 42.9%
BANKING & FINANCE 33.8%
ABN AMRO Bank NV
1.800% due 06/04/2018		28,900	28,907
American Tower Corp.
2.800% due 06/01/2020		49,210	49,909
3.450% due 09/15/2021		5,700	5,883
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	1,000	365
Bank of America Corp.
2.000% due 01/11/2018		$4,200	4,207
2.169% due 04/01/2019		42,900	43,307
2.357% due 03/22/2018		10,600	10,665
2.578% due 04/19/2021		25,000	25,773
2.650% due 04/01/2019		15,240	15,431
5.650% due 05/01/2018		25,633	26,444
5.750% due 12/01/2017		8,700	8,848
6.400% due 08/28/2017		9,350	9,417
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	3,700	5,869
Barclays PLC
3.295% due 08/10/2021		$18,900	19,832
BB&T Corp.
1.873% due 01/15/2020		24,200	24,426
Bear Stearns Cos. LLC
6.400% due 10/02/2017		9,100	9,205
Blackstone CQP Holdco LP
6.500% due 03/20/2021		40,800	41,025
BRFkredit A/S
1.000% due 01/01/2018	DKK	66,600	10,307
1.000% due 04/01/2018		74,600	11,589
2.000% due 10/01/2017		130,000	20,083
4.000% due 01/01/2018		42,600	6,691
Cantor Fitzgerald LP
6.500% due 06/17/2022		$1,850	2,073
Citigroup, Inc.
1.800% due 02/05/2018		22,500	22,521
2.052% due 07/30/2018		92,600	93,223
2.477% due 10/26/2020		1,400	1,429
2.676% due 03/30/2021		18,369	18,794
Citizens Bank N.A.
2.300% due 12/03/2018		11,300	11,345
2.500% due 03/14/2019		14,000	14,109
Commonwealth Bank of Australia
1.750% due 11/02/2018		8,100	8,108
Credit Suisse AG
1.850% due 04/27/2018		8,350	8,383
1.862% due 01/29/2018		11,100	11,134
Credit Suisse Group Funding Guernsey Ltd.
3.448% due 04/16/2021		15,000	15,746
3.800% due 09/15/2022		700	728
DBS Bank Ltd.
3.625% due 09/21/2022		1,500	1,505
Eksportfinans ASA
1.570% due 02/14/2018	JPY	1,000,000	8,954
First Republic Bank
2.375% due 06/17/2019		$300	302
Ford Motor Credit Co. LLC
1.684% due 09/08/2017		500	500
2.104% due 11/04/2019		53,500	53,783
2.146% due 06/15/2018		25,210	25,336
2.875% due 10/01/2018		5,790	5,849
5.000% due 05/15/2018		14,811	15,193
5.750% due 02/01/2021		6,300	6,937
6.625% due 08/15/2017		2,350	2,363
General Motors Financial Co., Inc.
2.515% due 04/10/2018		17,900	18,033
2.718% due 01/15/2020		38,700	39,447
3.000% due 09/25/2017		41,500	41,620

3.200% due 07/13/2020		1,400	1,427
3.218% due 01/15/2019		25,500	26,003
4.750% due 08/15/2017		15,845	15,899
Goldman Sachs Group, Inc.
2.023% due 12/27/2020		39,950	40,033
2.196% due 04/25/2019		13,816	13,971
2.313% due 04/23/2020		2,000	2,034
2.446% due 09/15/2020		6,105	6,213
2.516% due 04/23/2021		19,600	19,983
2.800% due 11/29/2023		20,800	21,489
5.375% due 03/15/2020		5,000	5,401
6.000% due 06/15/2020		9,033	9,971
7.500% due 02/15/2019		4,200	4,558
HBOS PLC
1.923% due 09/06/2017		35,871	35,857
HSBC USA, Inc.
1.792% due 11/13/2019		60,850	60,943
1.949% due 08/07/2018		4,200	4,217
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		56,500	56,399
ING Bank NV
1.959% due 08/17/2018		5,700	5,735
2.050% due 08/17/2018		25,700	25,753
International Lease Finance Corp.
3.875% due 04/15/2018		1,600	1,625
7.125% due 09/01/2018		200	212
JPMorgan Chase & Co.
1.712% due 03/01/2018		18,000	18,046
2.108% due 01/23/2020		14,025	14,265
2.377% due 10/29/2020		29,500	30,144
4.625% due 05/10/2021		400	431
6.000% due 01/15/2018		21,285	21,765
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	11,113
LeasePlan Corp. NV
2.500% due 05/16/2018		2,800	2,808
2.875% due 01/22/2019		2,400	2,409
3.000% due 10/23/2017		7,525	7,549
Macquarie Bank Ltd.
2.292% due 07/29/2020		56,500	57,290
Macquarie Group Ltd.
4.875% due 08/10/2017		6,000	6,019
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		4,500	4,575
Mizuho Bank Ltd.
1.550% due 10/17/2017		300	300
1.700% due 09/25/2017		900	900
1.746% due 09/25/2017		2,400	2,402
2.450% due 04/16/2019		300	302
Morgan Stanley
2.545% due 02/01/2019		32,100	32,594
5.500% due 01/26/2020		2,100	2,266
6.625% due 04/01/2018		6,000	6,214
MUFG Americas Holdings Corp.
1.750% due 02/09/2018		19,100	19,108
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	261,000	32,442
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	177,700	27,434
1.000% due 04/01/2018		636,000	98,809
2.000% due 10/01/2017		116,900	18,058
Nykredit Realkredit A/S
1.000% due 10/01/2017		553,300	85,410
1.000% due 04/01/2018		1,464,500	227,703
1.000% due 07/01/2018		579,800	90,370
2.000% due 10/01/2017		275,600	42,572
2.000% due 01/01/2018		82,900	12,919
2.000% due 04/01/2018		135,200	21,162
2.000% due 07/01/2018		22,900	3,587
4.000% due 01/01/2018		49,000	7,697
Pacific Life Global Funding
3.995% due 06/02/2018		$7,450	7,338
Piper Jaffray Cos.
5.060% due 10/09/2018		9,500	9,642
Preferred Term Securities Ltd.
1.817% due 03/24/2034		561	516
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	199,700	30,919
1.000% due 04/01/2018		2,646,000	411,449
2.000% due 04/01/2018		197,000	30,810
Santander Holdings USA, Inc.
2.642% due 11/24/2017		$15,900	15,964
2.700% due 05/24/2019		11,300	11,389
Skandinaviska Enskilda Banken AB
3.000% due 06/19/2019	SEK	191,000	24,055

Springleaf Finance Corp.
6.125% due 05/15/2022		$18,275	19,326
6.500% due 09/15/2017		7,000	7,066
Stadshypotek AB
2.500% due 09/18/2019	SEK	797,000	99,979
3.000% due 12/19/2018		300,000	37,335
Sumitomo Mitsui Banking Corp.
1.738% due 01/16/2018		$18,500	18,545
1.828% due 10/19/2018		30,000	30,084
Swedbank Hypotek AB
3.750% due 06/19/2019	SEK	160,000	20,447
Synchrony Financial
2.402% due 02/03/2020		$42,500	42,837
2.580% due 11/09/2017		24,500	24,579
TIAA Asset Management Finance Co. LLC
2.950% due 11/01/2019		400	406
UBS AG
1.375% due 08/14/2017		5,400	5,400
1.539% due 12/07/2018		32,200	32,220
1.996% due 03/26/2018		2,500	2,512
UBS Group Funding Switzerland AG
2.938% due 04/14/2021		51,200	53,045
2.950% due 09/24/2020		300	307
Unibail-Rodamco SE
1.928% due 04/16/2019		54,900	54,745
WEA Finance LLC
1.750% due 09/15/2017		7,700	7,700
Wells Fargo & Co.
2.033% due 07/22/2020		4,600	4,671
2.558% due 03/04/2021		15,350	15,797
Weyerhaeuser Co.
7.375% due 10/01/2019		3,400	3,774

			3,094,841

INDUSTRIALS 6.9%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		17,100	17,280
Aetna, Inc.
1.869% due 12/08/2017		20,600	20,647
Allergan Funding SCS
2.308% due 03/12/2018		15,500	15,585
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018		6,000	6,038
6.500% due 07/15/2018		1,950	2,045
AP Moller - Maersk A/S
2.875% due 09/28/2020		1,600	1,632
BAT International Finance PLC
1.756% due 06/15/2018		57,600	57,764
1.850% due 06/15/2018		2,800	2,801
Becton Dickinson and Co.
2.675% due 12/15/2019		6,011	6,088
Boston Scientific Corp.
2.650% due 10/01/2018		1,500	1,514
2.850% due 05/15/2020		13,600	13,797
3.375% due 05/15/2022		4,100	4,225
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		5,100	5,100
Cardinal Health, Inc.
1.950% due 06/15/2018		3,200	3,209
Charter Communications Operating LLC
3.579% due 07/23/2020		13,700	14,166
4.464% due 07/23/2022		4,300	4,586
Continental Airlines Pass-Through Trust
6.250% due 10/11/2021		595	631
Cox Communications, Inc.
9.375% due 01/15/2019		3,406	3,753
CVS Health Corp.
2.800% due 07/20/2020		400	407
Daimler Finance North America LLC
1.630% due 03/02/2018		6,500	6,510
1.650% due 03/02/2018		800	800
2.000% due 08/03/2018		43,500	43,619
2.375% due 08/01/2018		5,125	5,159
Dell International LLC
3.480% due 06/01/2019		12,087	12,376
Delphi Automotive PLC
3.150% due 11/19/2020		800	818
DISH DBS Corp.
4.625% due 07/15/2017		31,000	31,039
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019		18,000	18,132
eBay, Inc.
1.350% due 07/15/2017		1,200	1,200
Energy Transfer LP
2.500% due 06/15/2018		3,000	3,015

6.700% due 07/01/2018	14,393	15,042
9.700% due 03/15/2019	1,500	1,681
General Motors Co.
3.500% due 10/02/2018	4,000	4,072
Georgia-Pacific LLC
2.539% due 11/15/2019	33,800	34,121
5.400% due 11/01/2020	5,000	5,472
GTL Trade Finance, Inc.
7.250% due 10/20/2017	2,000	2,027
Heathrow Funding Ltd.
4.875% due 07/15/2023	300	324
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	400	404
Humana, Inc.
7.200% due 06/15/2018	8,800	9,246
Imperial Brands Finance PLC
2.050% due 02/11/2018	11,203	11,219
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	522	526
5.000% due 10/01/2021	100	107
Kinder Morgan, Inc.
7.250% due 06/01/2018	7,070	7,402
KLA-Tencor Corp.
2.375% due 11/01/2017	3,000	3,007
Kraft Heinz Foods Co.
2.000% due 07/02/2018	2,000	2,006
Motorola Solutions, Inc.
3.500% due 09/01/2021	2,200	2,265
Nissan Motor Acceptance Corp.
1.800% due 03/15/2018	1,800	1,800
1.950% due 09/12/2017	3,200	3,202
2.350% due 03/04/2019	3,475	3,495
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	1,400	1,491
ONEOK Partners LP
2.000% due 10/01/2017	450	450
Oracle Corp.
1.900% due 09/15/2021	42,700	42,346
Pioneer Natural Resources Co.
6.875% due 05/01/2018	5,424	5,642
QUALCOMM, Inc.
3.000% due 05/20/2022	32,400	33,246
Reynolds American, Inc.
2.300% due 06/12/2018	3,700	3,717
Rohm & Haas Co.
6.000% due 09/15/2017	2,200	2,219
RPM International, Inc.
6.500% due 02/15/2018	1,600	1,647
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022	700	723
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	18,500	18,425
Time Warner Cable LLC
6.750% due 07/01/2018	1,300	1,360
8.250% due 04/01/2019	5,921	6,535
8.750% due 02/14/2019	2,413	2,655
UnitedHealth Group, Inc.
1.400% due 12/15/2017	7,600	7,598
1.450% due 07/17/2017	10,400	10,400
1.900% due 07/16/2018	7,300	7,328
Volkswagen Group of America Finance LLC
1.612% due 11/20/2017	33,300	33,325
2.450% due 11/20/2019	19,500	19,620
Walgreens Boots Alliance, Inc.
1.750% due 11/17/2017	13,500	13,510
WestRock RKT Co.
4.450% due 03/01/2019	3,155	3,274
Whirlpool Corp.
1.650% due 11/01/2017	9,000	8,999

		635,864

UTILITIES 2.2%
AT&T, Inc.
2.023% due 07/15/2021	15,800	15,973
2.226% due 06/30/2020	24,000	24,325
3.000% due 06/30/2022	2,500	2,507
5.000% due 03/01/2021	1,800	1,949
Consumers Energy Co.
6.700% due 09/15/2019	2,700	2,971
DTE Energy Co.
2.400% due 12/01/2019	14,400	14,474
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	7,150	7,299
Pennsylvania Electric Co.
5.200% due 04/01/2020	300	317

Plains All American Pipeline LP
6.500% due 05/01/2018	1,400	1,450
8.750% due 05/01/2019	5,446	6,057
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,000	2,002
Telstra Corp. Ltd.
3.125% due 04/07/2025	1,000	1,007
Verizon Communications, Inc.
2.946% due 03/15/2022	1,738	1,752
2.992% due 09/14/2018	115,719	117,834

		199,917

Total Corporate Bonds & Notes (Cost $3,845,567)		3,930,622

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	400	402

TEXAS 0.1%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.248% due 04/01/2040	2,926	2,939

Total Municipal Bonds & Notes (Cost $3,389)		3,341

U.S. GOVERNMENT AGENCIES 32.5%
Fannie Mae
1.000% due 01/25/2043	2,753	2,550
1.276% due 12/25/2036	1,047	1,031
1.336% due 06/25/2034	264	261
1.466% due 01/25/2037	12	12
1.516% due 03/25/2037 - 12/25/2042	2,106	2,101
1.566% due 03/25/2037 - 03/25/2044	2,624	2,625
1.576% due 03/25/2037	106	107
1.596% due 07/25/2037	1,788	1,798
1.616% due 06/25/2032 - 10/25/2040	286	286
1.666% due 12/25/2040	33	33
1.686% due 07/25/2037 - 12/25/2040	3,160	3,178
1.716% due 08/25/2037 - 05/25/2040	9,752	9,832
1.766% due 09/25/2041	199	202
1.816% due 04/25/2022	1	1
1.841% due 07/01/2018	1	1
1.866% due 12/25/2037	2,702	2,729
1.875% due 01/01/2021	3	3
1.886% due 03/25/2038	60	61
1.892% due 07/01/2042 - 07/01/2044	614	624
1.916% due 10/25/2037	7,743	7,851
1.942% due 09/01/2041	56	57
1.966% due 03/25/2038 - 01/25/2040	1,553	1,581
1.998% due 11/01/2017	1	1
2.007% due 03/01/2035	248	264
2.066% due 02/25/2040	1,458	1,488
2.092% due 10/01/2030 - 11/01/2039	606	613
2.500% due 05/25/2028 (a)	19,583	1,402
2.521% due 10/01/2034	580	605
2.595% due 11/01/2027	15	15
2.622% due 10/01/2035	1,164	1,230
2.649% due 08/01/2029	256	268
2.671% due 07/25/2017	2	2
2.689% due 12/01/2033	94	98
2.719% due 03/01/2035	2,393	2,483
2.734% due 11/01/2034	285	300
2.744% due 09/01/2035	74	78
2.757% due 02/01/2028	53	54
2.890% due 09/01/2035	1,952	2,052
2.939% due 06/01/2022	1	1
2.945% due 03/01/2035	377	398
3.035% due 08/01/2035	1,531	1,624
3.040% due 07/01/2035	1,573	1,646
3.048% due 01/01/2035	1,409	1,475
3.055% due 08/01/2035	520	552
3.079% due 04/01/2024	18	18
3.098% due 01/01/2024	45	46
3.160% due 07/01/2035	1,222	1,288
3.258% due 05/01/2035	403	421
3.281% due 04/01/2034	307	322
3.327% due 03/01/2024	77	78
3.339% due 10/01/2024	71	73
3.373% due 09/01/2032	497	529
3.383% due 05/01/2035	1,400	1,479
3.412% due 11/01/2035	17	17
3.633% due 06/01/2035	366	385
3.802% due 06/01/2035	314	335

4.250% due 05/25/2033	682	708
4.295% due 12/01/2036	46	49
4.416% due 02/01/2028	1	1
4.500% due 08/01/2018 - 12/01/2046	27,827	29,842
4.748% due 09/01/2034	31	33
4.753% due 04/01/2018	5	5
4.834% due 10/25/2042 (a)	42,520	8,304
4.934% due 11/25/2042 (a)	59,701	10,322
5.000% due 12/25/2017 - 08/01/2040	7,045	7,730
5.284% due 02/25/2037 (a)	12,432	1,857
5.434% due 01/25/2042 (a)	4,283	776
5.500% due 10/01/2017 - 08/25/2034	22,565	24,958
5.542% due 12/25/2042	1,411	1,539
5.747% due 01/25/2043	5,019	5,346
6.000% due 07/01/2017 - 10/01/2038	4,206	4,631
6.000% due 05/01/2025 - 01/01/2039 (i)	12,680	13,848
6.500% due 07/25/2023 - 03/01/2038	3,404	3,824
7.000% due 04/01/2034	28	32
8.000% due 11/25/2023 - 11/01/2031	599	721
8.500% due 04/01/2025	42	46
8.800% due 01/25/2019	5	5
9.000% due 03/25/2021 - 04/25/2021	33	35
9.500% due 03/25/2020 - 11/01/2025	119	132
Fannie Mae, TBA
3.000% due 07/01/2047 - 09/01/2047	250,000	249,290
3.500% due 07/01/2047 - 09/01/2047	777,000	796,630
4.000% due 08/01/2047 - 09/01/2047	677,855	711,250
4.500% due 07/01/2047 - 08/01/2047	784,200	840,471
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	12,935	12,979
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	24	23
Freddie Mac
1.476% due 08/25/2031	1,356	1,331
1.489% due 02/15/2037	77	77
1.496% due 09/25/2031	2,212	2,186
1.499% due 02/15/2037	69	69
1.540% due 11/25/2019 (a)	181,026	5,206
1.559% due 06/15/2018 - 05/15/2037	22	22
1.609% due 11/15/2030 - 12/15/2031	64	64
1.679% due 05/15/2036	16	16
1.709% due 01/15/2042	59	60
2.000% due 11/15/2026	67,218	67,399
2.009% due 12/15/2039	13	13
2.014% due 01/15/2038	5,065	5,168
2.092% due 07/25/2044	374	379
2.109% due 10/15/2020	4	4
2.159% due 03/15/2021	4	4
2.606% due 10/01/2027	11	12
2.740% due 10/01/2023 - 11/01/2023	25	25
2.750% due 11/01/2022	48	48
2.792% due 12/01/2022	12	12
2.874% due 06/01/2024	10	10
2.911% due 09/01/2023	4	4
2.927% due 10/01/2035	1,497	1,575
3.000% due 03/15/2027 - 05/15/2027 (a)	34,176	2,831
3.000% due 06/15/2036 - 03/15/2041	3,952	4,011
3.059% due 07/01/2027	22	23
3.128% due 01/01/2024	4	5
3.129% due 08/15/2032	65	68
3.223% due 07/01/2035	13	14
3.348% due 04/01/2035	974	1,032
3.348% due 05/15/2040 (a)	12,324	12,287
3.375% due 03/01/2035	806	852
3.475% due 03/01/2035 - 04/01/2035	789	832
3.483% due 08/01/2035	4,144	4,384
3.488% due 03/01/2035	359	380
3.501% due 04/01/2035	104	104
3.568% due 04/01/2035	668	703
3.659% due 05/01/2037	62	65
3.783% due 02/01/2037	46	49
4.000% due 01/15/2024 (a)	269	23
4.791% due 08/15/2043 (a)	73,367	14,451
5.000% due 01/01/2026 - 07/01/2041	470	516
5.311% due 07/15/2036 (a)	2,579	377
5.500% due 12/01/2017 - 07/15/2034	837	922
5.991% due 08/15/2036 (a)	7,265	1,323
6.000% due 12/15/2028 - 07/15/2029	55	61
6.500% due 02/01/2022 - 07/25/2043	14,792	17,185
7.000% due 01/01/2030 - 04/01/2032	17	19
7.500% due 07/15/2030	101	119
7.826% due 08/15/2044	23,852	27,056
8.000% due 04/15/2021 - 12/01/2024	44	45
8.500% due 07/01/2024 - 11/01/2025	125	136
9.000% due 12/15/2020 - 08/01/2022	24	25
9.500% due 09/01/2018 - 09/01/2021	8	9

10.000% due 07/15/2019 - 05/15/2020	1	1
Ginnie Mae
1.630% due 02/20/2041	2,974	2,986
1.722% due 12/16/2025	31	32
2.125% due 05/20/2022 - 07/20/2034	1,669	1,712
2.250% due 10/20/2023 - 12/20/2027	815	837
2.375% due 01/20/2022 - 02/20/2032	2,580	2,663
2.500% due 11/20/2026	4	4
4.000% due 03/20/2019	2	2
Vendee Mortgage Trust
6.500% due 05/15/2029	12,131	13,572

Total U.S. Government Agencies (Cost $2,984,461)		2,979,351

U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (k)(m)	244,316	244,018
0.125% due 04/15/2022 (i)(k)(m)	81,545	81,180
0.125% due 07/15/2026 (m)	612	591
0.375% due 01/15/2027 (m)	5,203	5,112
0.625% due 07/15/2021 (k)(m)	21,938	22,492
0.750% due 02/15/2042 (k)(m)	23,592	22,486
1.250% due 07/15/2020 (k)(m)	15,810	16,484
1.375% due 02/15/2044 (k)(m)	39,556	43,089
2.375% due 01/15/2025 (m)	734	837
U.S. Treasury Notes
0.750% due 10/31/2017 (m)	3,730	3,726

Total U.S. Treasury Obligations (Cost $447,784)		440,015

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	1,813	1,830
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	262	265
Ally Financial, Inc.
2.500% due 12/15/2017 (g)	30,000	29,910
American Home Mortgage Assets Trust
1.426% due 10/25/2046	13,437	10,101
1.756% due 11/25/2035	1,712	1,561
American Home Mortgage Investment Trust
1.796% due 02/25/2045	1,308	1,301
3.415% due 02/25/2045	24,482	24,827
Banc of America Alternative Loan Trust
5.500% due 10/25/2033	8,209	8,396
Banc of America Funding Trust
1.452% due 05/20/2035	2,690	2,555
1.496% due 07/25/2037	10,579	9,889
3.131% due 02/20/2036	1,461	1,448
3.179% due 05/25/2035	352	369
5.500% due 09/25/2035	1,277	1,318
Banc of America Mortgage Trust
3.209% due 09/25/2035 ^	4,846	4,680
3.475% due 02/25/2035	282	279
3.893% due 05/25/2033	50	51
6.500% due 10/25/2031	586	618
Barclays Commercial Mortgage Securities Trust
2.269% due 02/15/2028	1,526	1,527
2.409% due 05/15/2032	1,626	1,628
BCAP LLC Trust
1.524% due 05/26/2035	1,363	1,306
1.532% due 11/26/2046	3,571	3,479
Bear Stearns Adjustable Rate Mortgage Trust
2.754% due 11/25/2030	18	17
2.820% due 08/25/2035	166	166
2.950% due 02/25/2033	65	65
3.014% due 08/25/2033	868	863
3.081% due 04/25/2033	1,274	1,284
3.210% due 08/25/2035	22,703	20,785
3.260% due 03/25/2035	555	561
3.359% due 01/25/2035	975	963
3.372% due 08/25/2033	247	243
3.389% due 08/25/2035 ^	3,493	3,239
3.542% due 10/25/2036 ^	1,386	1,314
3.565% due 01/25/2034	18	18
3.581% due 03/25/2035	101	99
3.630% due 02/25/2033	244	234
3.636% due 03/25/2035	282	286
3.653% due 01/25/2035	4	4
Bear Stearns ALT-A Trust
3.205% due 04/25/2035	8,657	8,499
3.361% due 09/25/2035	2,751	2,368
3.475% due 05/25/2035	972	963
3.561% due 09/25/2034	630	623
Bear Stearns Structured Products, Inc. Trust
3.421% due 01/26/2036	6,131	5,596

Chevy Chase Funding LLC Mortgage-Backed Certificates
1.496% due 01/25/2035		1,017	944
Citigroup Commercial Mortgage Trust
6.385% due 12/10/2049		5,026	5,035
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035		50	52
3.538% due 03/25/2036 ^		7,757	7,648
3.573% due 03/25/2034		742	740
Claris Finance SRL
0.819% due 12/28/2061	EUR	787	907
Commercial Mortgage Trust
1.906% due 01/10/2046		$298	298
Countrywide Alternative Loan Trust
1.396% due 05/25/2047		4,711	4,431
1.496% due 02/25/2037		5,956	5,037
1.616% due 06/25/2036 ^		719	466
Countrywide Home Loan Mortgage Pass-Through Trust
1.796% due 04/25/2035		1,593	1,512
3.306% due 02/20/2036 ^		10,170	9,086
5.000% due 08/25/2019		118	119
Credit Suisse Commercial Mortgage Trust
1.241% due 02/27/2036		3,299	3,262
6.520% due 02/15/2041		5,048	5,056
Credit Suisse First Boston Mortgage Securities Corp.
1.590% due 03/25/2032		572	542
3.313% due 04/25/2034		4,621	4,627
3.322% due 10/25/2033		91	90
5.039% due 06/25/2032		50	48
Credit Suisse Mortgage Capital Certificates
3.200% due 09/26/2047		3,266	3,281
3.267% due 05/26/2036		1,715	1,741
3.310% due 02/26/2036		2,169	2,130
3.550% due 08/28/2036		1,481	1,470
5.695% due 09/15/2040		22	21
DLJ Acceptance Trust
11.000% due 08/01/2019		4	4
EMF-NL BV
0.668% due 07/17/2041	EUR	7,300	7,427
EMF-NL Prime BV
0.518% due 04/17/2041		3,000	2,493
Eurosail PLC
0.449% due 12/10/2044	GBP	640	823
0.450% due 03/13/2045		1,634	2,096
0.990% due 09/13/2045		5,123	6,651
1.240% due 06/13/2045		8,000	10,420
First Horizon Alternative Mortgage Securities Trust
3.003% due 09/25/2034		$289	283
3.079% due 09/25/2035 ^		706	638
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		2,215	2,288
First Horizon Mortgage Pass-Through Trust
3.184% due 02/25/2035		251	252
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		12,496	12,484
General Motors Acceptance Corp.
7.430% due 12/01/2021		5	5
Great Hall Mortgages PLC
0.000% due 03/18/2039	EUR	1,257	1,411
1.397% due 06/18/2039		$12,265	11,892
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		26,000	27,138
GS Mortgage Securities Trust
2.412% due 11/10/2045 (a)		12,670	996
GSR Mortgage Loan Trust
3.109% due 09/25/2035		1,046	1,066
3.122% due 09/25/2035		131	131
3.209% due 09/25/2035		15,174	15,596
3.834% due 07/25/2035		1,313	1,188
6.000% due 03/25/2032		50	52
HarborView Mortgage Loan Trust
3.575% due 07/19/2035		4,123	3,687
IndyMac Mortgage Loan Trust
1.426% due 05/25/2046		2,484	2,279
JPMorgan Chase Commercial Mortgage Securities Trust
1.751% due 05/15/2045 (a)		32,384	2,064
JPMorgan Commercial Mortgage-Backed Securities Trust
5.828% due 03/18/2051		4,508	4,505
JPMorgan Mortgage Trust
3.199% due 08/25/2035 ^		5,470	5,289
3.373% due 04/25/2037 ^		715	613
3.454% due 07/25/2035		329	331
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		3,308	3,329
MASTR Adjustable Rate Mortgages Trust
3.190% due 11/21/2034		258	265

MASTR Alternative Loan Trust
4.500% due 11/25/2018		276	276
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035		285	272
Morgan Stanley Mortgage Loan Trust
1.476% due 04/25/2035		7,591	7,174
1.536% due 01/25/2035		909	850
3.213% due 08/25/2034		512	484
5.500% due 11/25/2035		2,859	2,954
MortgageIT Trust
1.856% due 02/25/2035		1,034	1,009
Newgate Funding PLC
0.269% due 12/15/2050	EUR	1,934	2,176
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.496% due 12/25/2035		$6,294	5,884
1.626% due 11/25/2035		8,000	8,016
Prime Mortgage Trust
1.616% due 02/25/2034		759	718
Resecuritization Mortgage Trust
1.466% due 04/26/2021		1	1
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^		97	91
Royal Bank of Scotland Capital Funding Trust
5.695% due 09/16/2040		2	2
Structured Adjustable Rate Mortgage Loan Trust
3.396% due 02/25/2034		75	76
Structured Asset Mortgage Investments Trust
1.346% due 03/25/2037		141	105
1.496% due 02/25/2036 ^		2,943	2,707
1.869% due 09/19/2032		1,420	1,386
8.914% due 06/25/2029		96	96
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.209% due 01/25/2032		51	51
3.271% due 06/25/2033		139	137
3.275% due 02/25/2034		110	111
Suntrust Adjustable Rate Mortgage Loan Trust
3.544% due 01/25/2037 ^		2,686	2,552
Thornburg Mortgage Securities Trust
2.701% due 10/25/2045		12,139	11,357
2.864% due 12/25/2045 ^		7,458	7,165
WaMu Mortgage Pass-Through Certificates Trust
1.462% due 01/25/2047		3,913	3,687
1.476% due 11/25/2045		1,587	1,533
1.486% due 12/25/2045		4,663	4,596
1.506% due 10/25/2045		111	111
1.732% due 08/25/2046		94	86
1.895% due 01/25/2047		2,654	2,602
1.932% due 11/25/2042		660	628
1.956% due 11/25/2034		4,978	4,912
2.132% due 06/25/2042		961	929
2.132% due 08/25/2042		845	818
2.878% due 01/25/2036		344	338
6.000% due 06/25/2034		1,294	1,415
Washington Mutual Mortgage Pass-Through Certificates Trust
3.145% due 02/25/2033		71	72
3.257% due 02/25/2033		75	74
Wells Fargo Commercial Mortgage Trust
2.154% due 10/15/2045 (a)		92,980	7,058
Wells Fargo Mortgage-Backed Securities Trust
2.999% due 12/25/2033		417	422
2.999% due 12/25/2034		13,247	13,471
3.107% due 03/25/2036		5,887	5,941
3.107% due 03/25/2036 ^		828	814
3.111% due 01/25/2035		1,188	1,219
3.116% due 02/25/2035		406	413
3.149% due 03/25/2035		244	248
3.161% due 06/25/2035		22,296	22,535
3.174% due 04/25/2036		184	181
3.194% due 04/25/2036 ^		1,021	1,027
3.324% due 07/25/2036 ^		5,439	5,458
3.354% due 06/25/2034		9,942	10,115
Wells Fargo-RBS Commercial Mortgage Trust
1.537% due 03/15/2044 (a)		132,509	4,913

Total Non-Agency Mortgage-Backed Securities (Cost $479,998)			493,033

ASSET-BACKED SECURITIES 5.8%
Academic Loan Funding Trust
2.016% due 12/27/2022		250	251
Accredited Mortgage Loan Trust
1.346% due 02/25/2037		2,694	2,674
1.916% due 04/25/2035		2,191	2,195
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.666% due 10/25/2035		6,600	6,554
Ally Auto Receivables Trust
1.490% due 11/15/2019		25,000	24,995

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.676% due 07/25/2035		5,949	5,957
1.716% due 09/25/2035		7,300	7,193
2.566% due 02/25/2033		1,624	1,610
Amortizing Residential Collateral Trust
1.796% due 07/25/2032		734	706
Asset-Backed Funding Certificates Trust
1.436% due 05/25/2037		729	719
Asset-Backed Securities Corp. Home Equity Loan Trust
1.446% due 05/25/2037		21,648	15,643
1.679% due 06/15/2031		4	4
AVANT Loans Funding Trust
3.920% due 08/15/2019		828	829
Bear Stearns Asset-Backed Securities Trust
1.966% due 06/25/2035		1,290	1,294
2.216% due 10/25/2037		11,705	11,766
2.216% due 11/25/2042		410	406
3.016% due 03/25/2043		2,375	2,371
Cadogan Square CLO BV
0.000% due 01/17/2023	EUR	4,184	4,787
Capital Auto Receivables Asset Trust
1.912% due 11/20/2018		$5,218	5,221
Cavalry CLO Ltd.
2.528% due 01/16/2024		13,956	13,973
Centex Home Equity Loan Trust
1.836% due 09/25/2034		2,280	2,228
CIFC Funding Ltd.
2.568% due 12/05/2024		14,840	14,874
Countrywide Asset-Backed Certificates
1.556% due 04/25/2036		3,838	3,826
1.966% due 03/25/2034		2,985	2,986
Countrywide Asset-Backed Certificates Trust
1.836% due 08/25/2035		2,270	2,278
1.936% due 07/25/2034		3,454	3,446
Credit Suisse First Boston Mortgage Securities Corp.
1.916% due 07/25/2032		12	10
Drug Royalty LP
4.008% due 07/15/2023		144	145
Eagle Ltd.
2.570% due 12/15/2039		5,625	5,591
Educational Services of America, Inc.
2.366% due 09/25/2040		14,439	14,372
EFS Volunteer LLC
2.006% due 10/26/2026		2	2
EquiFirst Mortgage Loan Trust
1.696% due 01/25/2034		407	385
First Franklin Mortgage Loan Asset-Backed Certificates
2.041% due 05/25/2034		2,802	2,726
First Franklin Mortgage Loan Trust
1.891% due 06/25/2036		1,531	1,531
1.936% due 05/25/2035		1,948	1,951
First NLC Trust
1.921% due 12/25/2035		4,101	4,105
Ford Credit Auto Lease Trust
1.299% due 11/15/2019		9,000	9,006
1.560% due 11/15/2019		22,900	22,910
Fremont Home Loan Trust
1.276% due 01/25/2037		243	130
1.696% due 07/25/2035		1,084	1,086
GM Financial Automobile Leasing Trust
1.280% due 10/22/2018		17,671	17,655
GSAMP Trust
1.286% due 12/25/2036		1,976	1,077
1.896% due 11/25/2034		282	277
2.086% due 11/25/2034		3,072	2,928
Home Equity Asset Trust
1.496% due 08/25/2036		21,100	19,952
HSI Asset Securitization Corp. Trust
1.266% due 10/25/2036		47	25
JPMorgan Mortgage Acquisition Corp.
1.396% due 02/25/2036		5,193	5,162
LCM LP
2.418% due 10/19/2022		14,903	14,940
Long Beach Mortgage Loan Trust
2.041% due 06/25/2035		860	863
Malin CLO BV
0.000% due 05/07/2023	EUR	19,353	22,043
Massachusetts Educational Financing Authority
2.106% due 04/25/2038		$4,541	4,530
Merrill Lynch Mortgage Investors Trust
1.526% due 08/25/2036		5,000	4,954
1.526% due 12/25/2036		1,546	1,550
Mid-State Trust
4.864% due 07/15/2038		268	279
Morgan Stanley ABS Capital, Inc. Trust
1.921% due 12/25/2034		752	668

Morgan Stanley IXIS Real Estate Capital Trust
1.266% due 11/25/2036		19	9
Navient Private Education Loan Trust
2.359% due 12/15/2028		14,714	14,930
New Century Home Equity Loan Trust
1.546% due 02/25/2036		12,590	12,449
1.936% due 03/25/2035		2,002	1,724
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.706% due 05/25/2035		3,820	3,682
NovaStar Mortgage Funding Trust
1.586% due 01/25/2036		254	255
NYMT Residential
4.000% due 03/25/2021		2,100	2,090
OneMain Financial Issuance Trust
2.570% due 07/18/2025		877	880
Option One Mortgage Loan Trust
1.706% due 08/25/2035		2,800	2,715
Panhandle-Plains Higher Education Authority, Inc.
2.278% due 10/01/2035		103	103
Panther CDO BV
0.027% due 03/20/2084	EUR	848	967
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.056% due 01/25/2036		$2,100	2,087
RAAC Trust
1.696% due 03/25/2037		4,645	4,629
1.916% due 03/25/2034		393	377
Renaissance Home Equity Loan Trust
1.836% due 03/25/2034		1,955	1,919
1.916% due 08/25/2032		40	36
Residential Asset Securities Corp. Trust
1.666% due 09/25/2035		3,188	3,191
2.011% due 01/25/2035		823	825
2.041% due 07/25/2034		2,176	2,093
Saxon Asset Securities Trust
1.536% due 09/25/2047		6,430	6,271
2.011% due 03/25/2035 ^		3,020	2,967
Securitized Asset-Backed Receivables LLC Trust
1.276% due 12/25/2036 ^		3,541	1,218
1.346% due 05/25/2037 ^		735	578
SLC Private Student Loan Trust
1.328% due 07/15/2036		122	122
SLC Student Loan Trust
1.346% due 09/15/2026		25,978	25,923
SLM Private Credit Student Loan Trust
1.436% due 12/15/2023		1,676	1,671
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	580	661
0.000% due 06/17/2024		407	463
0.219% due 12/15/2033		593	663
1.246% due 10/25/2024		$18,445	18,421
2.446% due 12/15/2033		474	480
2.656% due 04/25/2023		4,477	4,576
Soundview Home Loan Trust
1.276% due 11/25/2036		1,475	611
South Carolina Student Loan Corp.
1.952% due 03/02/2020		195	195
2.202% due 09/03/2024		3,500	3,522
Structured Asset Investment Loan Trust
1.906% due 06/25/2035		1,977	1,979
1.921% due 03/25/2034		5,957	5,792
1.936% due 02/25/2035		5,308	5,305
2.116% due 09/25/2034		820	824
2.191% due 10/25/2033		5,041	5,033
Structured Asset Securities Corp.
1.876% due 02/25/2035		857	830
Structured Asset Securities Corp. Mortgage Loan Trust
1.666% due 11/25/2035		5,000	4,975
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.430% due 01/25/2035		4	4
Tralee CLO Ltd.
2.606% due 07/20/2026		14,000	14,064
Venture CDO Ltd.
1.373% due 07/22/2021		240	240
1.386% due 01/20/2022		17,678	17,611
Voya CLO Ltd.
2.458% due 10/15/2022		13,809	13,794
2.478% due 10/15/2022		17,371	17,394
Wells Fargo Home Equity Asset-Backed Securities Trust
1.756% due 04/25/2035		2,900	2,910

World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		18,100	18,100

Total Asset-Backed Securities (Cost $507,338)			531,797

SOVEREIGN ISSUES 4.5%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	3,100	3,677
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	1,054,600	305,060
0.000% due 04/01/2018 (d)		375,700	106,529

Total Sovereign Issues (Cost $430,480)			415,266

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (b)		11,443	4

Total Common Stocks (Cost $607)			4

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.0%
CERTIFICATES OF DEPOSIT 1.8%
Barclays Bank PLC
1.710% due 03/16/2018		$68,500	68,489
1.973% due 12/06/2017		25,100	25,156
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		22,500	22,533
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		44,200	44,267

			160,445

COMMERCIAL PAPER 8.0%
Anthem, Inc.
1.420% due 07/14/2017		54,400	54,370
BAT International Finance PLC
1.470% due 08/02/2017		38,800	38,747
Bell Canada
1.350% due 07/18/2017		45,300	45,268
Berkshire Hathaway Energy Co.
1.320% due 07/26/2017		13,700	13,686
Caisse d’Amortissement de la Dette Sociale
1.360% due 10/02/2017		22,300	22,226
Caterpillar Financial Services Ltd.
1.270% due 07/14/2017		19,300	19,290
Deutsche Telekom AG
1.300% due 07/05/2017		38,900	38,892
1.350% due 07/24/2017		52,400	52,347
1.420% due 07/31/2017		36,100	36,053
Duke Energy Corp.
1.370% due 07/12/2017		26,000	25,988
Enbridge Energy Partners LP
1.880% due 08/07/2017		7,100	7,088
1.880% due 08/08/2017		3,600	3,594
ENI Finance USA, Inc.
1.980% due 05/07/2018		6,800	6,697
Glencore Funding LLC
1.400% due 07/28/2017		52,800	52,731
Hewlett Packard Enterprise Co.
1.400% due 07/27/2017		11,700	11,690
HP, Inc.
1.480% due 07/26/2017		45,400	45,364
1.530% due 07/25/2017		17,000	16,987
Humana, Inc.
1.400% due 07/06/2017		18,500	18,495

Kroger Co.
1.300% due 07/03/2017		22,700	22,697
Marriott International
1.500% due 07/24/2017		21,800	21,779
1.500% due 08/07/2017		18,400	18,371
Mondelez International, Inc.
1.370% due 07/12/2017		12,200	12,194
Monsanto Co.
1.540% due 08/14/2017		6,800	6,787
Nabors Industries, Inc.
2.100% due 07/19/2017		14,200	14,187
Nasdaq, Inc.
1.600% due 09/25/2017		1,200	1,196
Plains All American Pipeline LP
2.150% due 07/26/2017		1,600	1,598
Schlumberger Holdings
1.320% due 07/11/2017		15,000	14,994
1.570% due 10/02/2017		7,300	7,272
Sempra Energy Holdings
1.420% due 07/26/2017		3,500	3,496
1.480% due 08/21/2017		12,550	12,523
1.480% due 08/23/2017		12,700	12,671
Southern Co.
1.350% due 07/07/2017		12,400	12,397
TELUS Corp.
1.550% due 09/26/2017		18,300	18,231
UDR, Inc.
1.480% due 08/02/2017		13,400	13,382
Viacom, Inc.
1.800% due 08/04/2017		29,000	28,958

			732,246

REPURCHASE AGREEMENTS (h) 0.5%			46,100

SHORT-TERM NOTES 0.4%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		12,234	12,267
3.039% due 10/05/2017		24,800	24,881

			37,148

ARGENTINA TREASURY BILLS 0.4%
3.281% due 09/29/2017 - 04/27/2018 (c)(d)		35,400	34,725

JAPAN TREASURY BILLS 8.2%
(0.123)% due 08/07/2017 - 09/19/2017 (c)(d)	JPY	84,620,000	752,429

MEXICO TREASURY BILLS 0.7%
6.916% due 08/17/2017 - 03/01/2018 (c)(d)	MXN	1,235,500	65,831

U.S. TREASURY BILLS 0.0%
0.931% due 08/31/2017 (c)(d)(m)		$3,120	3,115

Total Short-Term Instruments (Cost $1,836,429)			1,832,039

Total Investments in Securities (Cost $10,537,304)			10,626,719

	SHARES
INVESTMENTS IN AFFILIATES 14.0%
SHORT-TERM INSTRUMENTS 14.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.0%
PIMCO Short-Term Floating NAV Portfolio III		99,141,015	980,108
PIMCO Short-Term Floating NAV Portfolio IV		30,207,352	302,255

Total Short-Term Instruments (Cost $1,282,208)			1,282,363

Total Investments in Affiliates (Cost $1,282,208)			1,282,363

Total Investments 130.0% (Cost $11,819,512)			$11,909,082
Financial Derivative Instruments (j)(l) (0.8)% (Cost or Premiums, net $(1,270))			(70,163)
Other Assets and Liabilities, net (29.2)%			(2,679,444)

Net Assets 100.0%			$9,159,475

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$29,921	$29,910	0.33%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.350%	06/30/2017	07/03/2017	$46,100	U.S. Treasury Bonds 3.750% due 11/15/2043	$(47,034)	$46,100	$46,105

Total Repurchase Agreements						$(47,034)	$46,100	$46,105

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.900%	06/30/2017	07/03/2017	$(46,115)	$(46,119)
NOM	1.030	04/18/2017	07/18/2017	(14,447)	(14,478)

Total Reverse Repurchase Agreements					$(60,597)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Fannie Mae, TBA	5.500%	08/01/2047	$8,600	$(9,510)	$(9,524)
Freddie Mac, TBA	5.000	07/01/2047	1,000	(1,092)	(1,087)

Total Short Sales (0.1)%				$(10,602)	$(10,611)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(21,804) at a weighted average interest rate of 0.915%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Securities with an aggregate market value of $60,145 and cash of $950 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	4,371	$373	$355

Total Purchased Options				$373	$355

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	4,371	$(469)	$(164)

Total Written Options				$(469)	$(164)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,574		$386,417	$549	$0	$(118)
90-Day Eurodollar June Futures	06/2018	425		104,513	127	0	(27)
90-Day Eurodollar March Futures	03/2019	2,986		732,652	2,616	0	(261)
90-Day Eurodollar September Futures	09/2018	3,928		965,208	2,593	0	(295)
90-Day Eurodollar September Futures	09/2019	2,879		705,571	1,672	0	(288)
Euro-Bund 10-Year Bond September Futures	09/2017	2,337	EUR	432,064	(6,676)	0	(4,217)
U.S. Treasury 2-Year Note September Futures	09/2017	11,523		$2,490,228	(3,480)	0	(1,080)
U.S. Treasury 5-Year Note September Futures	09/2017	5,055		595,661	(1,361)	0	(869)

					$(3,960)	$0	$(7,155)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2017	2,016		(497,171)	(176)	25	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	3,125	EUR	(529,957)	4,461	4,640	0
U.S. Treasury 30-Year Bond September Futures	09/2017	446		$(68,545)	(581)	251	0

					$3,704	$4,916	$0

Total Futures Contracts					$(256)	$4,916	$(7,155)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.700%		$10,000	$(110)	$295	$185	$0	$(6)
Credit Suisse Group Finance	1.000	12/20/2017	0.138	EUR	14,600	87	(12)	75	0	0
MetLife, Inc.	1.000	03/20/2019	0.155		$34,100	431	76	507	0	(2)
Prudential Financial, Inc.	1.000	09/20/2019	0.175		79,000	1,169	297	1,466	0	(2)
Verizon Communications, Inc.	1.000	12/20/2017	0.235		6,000	34	(10)	24	1	0
Volkswagen International Finance NV	1.000	12/20/2018	0.193	EUR	8,700	91	32	123	0	(1)

						$1,702	$678	$2,380	$1	$(11)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$531,600	$(2,400)	$(1,985)	$(4,385)	$305	$0
Receive	3-Month USD-LIBOR	1.250	06/21/2020	1,106,900	25,269	(9,417)	15,852	1,003	0
Receive	3-Month USD-LIBOR	1.250	06/21/2021	562,400	17,153	(4,049)	13,104	751	0
Receive (4)	3-Month USD-LIBOR	1.450	06/28/2021	345,400	6,631	(2,274)	4,357	316	0

Pay	3-Month USD-LIBOR	1.250	06/21/2022		128,900	5,389	(1,043)	4,346	240	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		4,100	(65)	100	35	18	0
Receive (4)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	74,200	(2,247)	1,026	(1,221)	956	0

						$49,730	$(17,642)	$32,088	$3,589	$0

Total Swap Agreements						$51,432	$(16,964)	$34,468	$3,590	$(11)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $87,234 and cash of $4,151 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	DKK	12,442	$	1,824	$0	$(87)
	07/2017	EUR	51,079		57,413	0	(927)
	07/2017	$	1,075	EUR	946	5	0
	08/2017	JPY	1,030,000	$	9,259	89	0
	08/2017	$	9,195	CHF	8,801	0	0
	12/2017	CNH	335	$	47	0	(2)
	01/2018	DKK	67,542		9,887	0	(596)
	04/2018		1,689,279		247,466	0	(16,159)
	07/2018		215,555		33,332	0	(492)
BPS	07/2017	EUR	39,227		44,621	0	(182)
	07/2017	JPY	21,734,200		194,142	906	0
	07/2017	MXN	1,213,000		59,267	0	(7,411)
	07/2017	$	10,277	MXN	195,900	515	0
	08/2017	MXN	169,900	$	8,505	0	(793)
	08/2017	$	44,686	EUR	39,227	181	0
	08/2017		194,370	JPY	21,734,200	0	(908)
	09/2017	JPY	5,030,000	$	45,903	1,035	0
	10/2017	BRL	529,600		145,465	0	(11,550)
	01/2018	DKK	84,558		12,330	0	(794)
	03/2018	MXN	773,400		36,984	0	(4,123)
	04/2018	DKK	2,096,260		308,702	0	(18,436)
	07/2018		136,440		20,579	0	(830)
BRC	08/2017	$	26,442	EUR	23,131	15	0
CBK	07/2017	BRL	14,826	$	4,482	6	0
	07/2017	DKK	8,901		1,341	0	(26)
	07/2017	EUR	2,123		2,382	0	(43)
	07/2017	GBP	21,952		28,245	0	(346)
	07/2017	$	4,509	BRL	14,826	0	(34)
	08/2017	JPY	15,260,000	$	137,459	1,597	0
	09/2017		20,690,000		188,967	4,484	0
	10/2017	$	78,095	BRL	259,300	0	(1,218)
	12/2017	CNH	264	$	37	0	(2)
	01/2018	DKK	24,533		3,628	0	(180)
	04/2018		456,407		68,120	0	(3,106)
	07/2018	$	1,370	DKK	8,901	27	0
DUB	07/2017		9,192	CHF	8,801	0	(14)
	08/2017	SEK	388,040	$	44,738	0	(1,426)
	10/2017	$	94,132	BRL	300,000	0	(5,173)
	12/2017	CNH	665	$	93	0	(4)
	01/2018	BRL	100		26	0	(3)
FBF	07/2017	$	8,815	CHF	8,589	143	0
	07/2017		1,015	INR	66,682	15	0
	09/2017	KRW	195,205,000	$	172,904	2,269	0
	09/2017	$	352	PHP	17,690	0	(4)
GLM	07/2017	BRL	14,826	$	4,453	0	(22)
	07/2017	CAD	267		198	0	(8)
	07/2017	DKK	17,393		2,622	0	(50)
	07/2017	JPY	974,000		8,797	137	0
	07/2017	$	4,482	BRL	14,826	0	(6)
	07/2017		72,643	GBP	57,100	1,727	0
	07/2017		85,950	JPY	9,529,600	0	(1,224)
	08/2017	SEK	172,630	$	19,856	0	(682)

	08/2017	$	4,426	BRL	14,826	23	0
	08/2017		2,025	SEK	17,600	69	0
	10/2017	RUB	21,260	$	363	10	0
	10/2017	$	19,707	DKK	135,690	1,240	0
	01/2018	DKK	44,500	$	6,471	0	(435)
	04/2018		367,125		53,818	0	(3,475)
	04/2018	$	2,664	DKK	17,393	51	0
HUS	07/2017	GBP	380	$	483	0	(12)
	08/2017	SEK	426,865		49,301	0	(1,483)
	08/2017	$	1,578	GBP	1,214	5	0
	09/2017	SGD	148,145	$	107,343	0	(386)
	10/2017	DKK	1,271,260		194,680	0	(1,564)
	01/2018	BRL	217,900		64,139	461	0
	04/2018		375,700		111,200	2,921	0
JPM	07/2017	EUR	1,835		2,059	0	(37)
	07/2017	$	130,783	EUR	116,449	2,219	0
	07/2017		95,817	GBP	75,175	2,094	0
	07/2017		119,953	JPY	13,178,600	0	(2,784)
	07/2017		63,498	MXN	1,213,000	3,180	0
	08/2017	JPY	28,410,000	$	256,989	3,903	0
	08/2017	MXN	292,200		14,223	0	(1,768)
	08/2017	SEK	860,190		99,600	0	(2,735)
	08/2017	$	64,659	EUR	56,622	104	0
	10/2017	BRL	240,900	$	68,132	0	(3,290)
	10/2017	DKK	135,690		20,797	0	(150)
	10/2017	$	63,568	BRL	211,200	0	(952)
	01/2018	BRL	569,100	$	167,596	3,798	(2,511)
	01/2018	DKK	228,215		33,382	0	(2,038)
	01/2018	$	86	DKK	563	2	0
	04/2018	DKK	184,927	$	27,530	0	(1,329)
	07/2018		265,862		41,029	0	(688)
NGF	07/2017	MXN	195,900		9,636	0	(1,156)
RBC	07/2017	CHF	8,589		8,944	0	(13)
	08/2017	$	8,960	CHF	8,589	13	0
SCX	04/2018	DKK	19,167	$	2,851	0	(140)
SOG	01/2018	BRL	267,500		79,353	1,181	0
TOR	10/2017	DKK	32,480		5,011	0	(3)
	04/2018		412,383		60,303	0	(4,053)
UAG	07/2017	GBP	109,080		139,797	0	(2,274)
	08/2017	JPY	14,200,000		128,101	1,627	0
	08/2017	$	139,923	GBP	109,080	2,275	0
	09/2017	THB	57,166	$	1,686	3	0
	09/2017	TWD	8,027,228		264,672	589	0
	12/2017	CNH	940		131	0	(6)

Total Forward Foreign Currency Contracts						$38,919	$(110,143)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	3.550	10/02/2017	$35,400	$(531)	$(416)
JPM	Call - OTC USD versus BRL		3.510	09/27/2017	46,200	(716)	(612)

						$(1,247)	$(1,028)

Total Written Options						$(1,247)	$(1,028)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2020	0.600%	10/20/2022	$28,372	$0	$3	$3	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Mexico Government International Bond	1.000%	03/20/2018	0.223%	$15,000	$(26)	$116	$90	$0
CBK	Mexico Government International Bond	1.000	12/20/2018	0.374	18,900	(19)	200	181	0
JPM	PSEG Power LLC	1.000	12/20/2018	0.564	24,200	134	29	163	0
MYC	Mexico Government International Bond	1.000	12/20/2018	0.374	8,600	(16)	98	82	0

						$73	$443	$516	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$4,437	$0	$12	$12	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	9,548	0	27	27	0
					$0	$39	$39	$0

Total Swap Agreements					$73	$485	$558	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Securities with an aggregate market value of $80,716 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,251	$0	$1,251
Corporate Bonds & Notes
Banking & Finance	0	3,094,841	0	3,094,841
Industrials	0	635,864	0	635,864
Utilities	0	199,917	0	199,917
Municipal Bonds & Notes
California	0	402	0	402
Texas	0	2,939	0	2,939
U.S. Government Agencies	0	2,979,328	23	2,979,351
U.S. Treasury Obligations	0	440,015	0	440,015
Non-Agency Mortgage-Backed Securities	0	463,118	29,915	493,033
Asset-Backed Securities	0	531,797	0	531,797
Sovereign Issues	0	415,266	0	415,266
Common Stocks
Consumer Discretionary	4	0	0	4
Short-Term Instruments
Certificates of Deposit	0	160,445	0	160,445
Commercial Paper	0	732,246	0	732,246
Repurchase Agreements	0	46,100	0	46,100
Short-Term Notes	0	37,148	0	37,148
Argentina Treasury Bills	0	34,725	0	34,725
Japan Treasury Bills	0	752,429	0	752,429
Mexico Treasury Bills	0	65,831	0	65,831
U.S. Treasury Bills	0	3,115	0	3,115
	$4	$10,596,777	$29,938	$10,626,719

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,282,363	$0	$0	$1,282,363

Total Investments	$1,282,367	$10,596,777	$29,938	$11,909,082

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,611)	$0	$(10,611)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,271	3,590	0	8,861
Over the counter	0	39,474	3	39,477
	$5,271	$43,064	$3	$48,338

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,319)	(11)	0	(7,330)
Over the counter	0	(111,171)	0	(111,171)

	$(7,319)	$(111,182)	$0	$(118,501)

Total Financial Derivative Instruments	$(2,048)	$(68,118)	$3	$(70,163)

Totals	$1,280,319	$10,518,048	$29,941	$11,828,308

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.1%
CORPORATE BONDS & NOTES 22.1%
BANKING & FINANCE 7.8%
AvalonBay Communities, Inc.
3.625% due 10/01/2020	$1,000	$1,037
Bank of America Corp.
2.006% due 09/15/2026	400	372
2.650% due 04/01/2019	3,500	3,544
3.300% due 01/11/2023	200	204
BB&T Corp.
1.873% due 01/15/2020	900	908
Bear Stearns Cos. LLC
6.400% due 10/02/2017	200	202
Citizens Bank N.A.
2.500% due 03/14/2019	800	806
Goldman Sachs Group, Inc.
2.023% due 12/27/2020	2,000	2,004
2.446% due 09/15/2020	700	712
2.516% due 04/23/2021	600	612
HSBC USA, Inc.
1.949% due 08/07/2018	5,300	5,322
JPMorgan Chase & Co.
6.000% due 01/15/2018	800	818
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	3,500	3,536
Morgan Stanley
2.436% due 04/25/2018	200	202
6.625% due 04/01/2018	3,100	3,211
State Street Corp.
2.081% due 08/18/2020	1,900	1,941
WEA Finance LLC
1.750% due 09/15/2017	200	200
Wells Fargo Bank N.A.
1.873% due 12/06/2019	900	911

		26,542

INDUSTRIALS 9.3%
Aetna, Inc.
1.869% due 12/08/2017	600	601
Cardinal Health, Inc.
1.950% due 06/15/2018	4,000	4,012
Daimler Finance North America LLC
2.000% due 08/03/2018	1,200	1,203
eBay, Inc.
1.650% due 08/01/2019	5,000	5,014
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,322
5.400% due 11/01/2020	2,000	2,189
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	1,500	1,497
1.950% due 09/12/2017	1,000	1,000
2.350% due 03/04/2019	2,400	2,414
Oracle Corp.
1.900% due 09/15/2021	1,400	1,388
QUALCOMM, Inc.
3.000% due 05/20/2022	1,900	1,950
Roche Holdings, Inc.
1.636% due 09/30/2019	5,500	5,518
Southern Co.
2.350% due 07/01/2021	1,000	994
UnitedHealth Group, Inc.
1.400% due 12/15/2017	400	400
1.450% due 07/17/2017	700	700
1.900% due 07/16/2018	500	502

		31,704

UTILITIES 5.0%
AT&T, Inc.
1.898% due 03/11/2019	1,500	1,508
3.000% due 06/30/2022	1,100	1,103
Consumers Energy Co.
6.700% due 09/15/2019	100	110
DTE Energy Co.
2.400% due 12/01/2019	400	402

Duke Energy Corp.
1.625% due 08/15/2017	2,400	2,401
Duke Energy Progress LLC
1.372% due 11/20/2017	2,500	2,501
OGE Energy Corp.
1.742% due 11/24/2017	4,000	3,999
Verizon Communications, Inc.
2.946% due 03/15/2022	3,067	3,091
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,808

		16,923

Total Corporate Bonds & Notes (Cost $74,731)		75,169

U.S. GOVERNMENT AGENCIES 33.3%
Fannie Mae
1.666% due 10/25/2030	31	31
1.892% due 07/01/2042	91	92
1.942% due 09/01/2041	275	279
1.966% due 06/25/2040	1,628	1,655
2.092% due 08/01/2030	49	48
2.875% due 01/01/2024	27	27
2.951% due 11/01/2034	374	396
3.048% due 01/01/2035	61	64
3.160% due 07/01/2035	54	57
3.240% due 05/01/2038	585	619
3.296% due 12/01/2034	242	252
3.802% due 06/01/2035	654	697
4.000% due 01/25/2033	27	28
4.401% due 09/01/2028	31	33
4.500% due 08/01/2018 - 01/01/2036	1,800	1,882
5.034% due 01/25/2040 (a)	2,383	379
5.542% due 12/25/2042	72	79
6.000% due 12/01/2016 - 11/01/2022	16	17
8.000% due 11/25/2023	28	31
Fannie Mae, TBA
3.000% due 08/01/2047	9,000	8,973
3.500% due 08/01/2047 - 09/01/2047	26,000	26,638
4.000% due 08/01/2047 - 09/01/2047	25,000	26,225
4.500% due 08/01/2047	29,500	31,604
5.000% due 08/01/2047	500	546
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	316	317
Freddie Mac
0.000% due 05/15/2037 (b)(c)	677	642
1.394% due 12/15/2042	2,416	2,415
1.709% due 07/15/2041	1,075	1,084
1.879% due 05/15/2037	429	435
1.892% due 02/25/2045	277	277
2.000% due 11/15/2026	1,964	1,969
3.223% due 07/01/2035	58	61
3.601% due 03/01/2035	56	58
5.291% due 04/15/2037 (a)	2,093	350
6.500% due 07/25/2043	546	639
7.826% due 08/15/2044	1,175	1,333
8.500% due 06/01/2025	2	2
Ginnie Mae
1.453% due 06/20/2065	691	689
1.843% due 04/20/2066	1,582	1,599
2.125% due 04/20/2022 - 07/20/2030	405	416
2.250% due 10/20/2025	129	133

Total U.S. Government Agencies (Cost $113,146)		113,071

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (g)	7,016	7,007
0.125% due 04/15/2022	1,810	1,802
0.125% due 07/15/2026	102	99
0.375% due 01/15/2027 (g)	709	696
0.625% due 07/15/2021 (g)	3,797	3,893
1.375% due 02/15/2044 (g)	1,049	1,143

Total U.S. Treasury Obligations (Cost $14,775)		14,640

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
American Home Mortgage Investment Trust
3.277% due 10/25/2034	169	171
3.415% due 02/25/2045	139	141
BAMLL Commercial Mortgage Securities Trust
2.379% due 01/15/2028	2,000	2,008
Banc of America Funding Trust
3.179% due 05/25/2035	703	737
BCAP LLC Trust
3.219% due 05/26/2036	707	714

Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	346	353
2.950% due 02/25/2033	3	3
3.544% due 02/25/2036 ^	44	43
3.565% due 01/25/2034	76	77
3.630% due 02/25/2033	13	13
3.636% due 03/25/2035	57	58
Bear Stearns ALT-A Trust
3.475% due 05/25/2035	400	396
Citigroup Commercial Mortgage Trust
6.385% due 12/10/2049	119	119
Citigroup Mortgage Loan Trust, Inc.
1.374% due 05/25/2037	32	32
2.690% due 09/25/2035	94	97
3.180% due 09/25/2035	96	100
Countrywide Home Loan Mortgage Pass-Through Trust
3.123% due 11/25/2034	113	112
3.306% due 02/20/2036 ^	432	386
3.330% due 11/19/2033	34	34
3.348% due 02/20/2035	138	139
Credit Suisse Commercial Mortgage Trust
6.520% due 02/15/2041	541	542
Credit Suisse First Boston Mortgage Securities Corp.
1.590% due 03/25/2032	34	32
5.039% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
3.200% due 09/26/2047	323	325
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	363	363
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029	900	939
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	2,069
GSR Mortgage Loan Trust
3.109% due 09/25/2035	654	666
3.122% due 06/25/2034	541	536
HomeBanc Mortgage Trust
1.456% due 07/25/2035	1,712	1,692
Impac CMB Trust
1.916% due 02/25/2036	1,111	1,095
JPMorgan Chase Commercial Mortgage Securities Trust
2.609% due 10/15/2033	1,000	1,005
JPMorgan Mortgage Trust
3.306% due 04/25/2035	781	793
MASTR Adjustable Rate Mortgages Trust
3.190% due 11/21/2034	998	1,025
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.019% due 08/15/2032	1,800	1,732
Merrill Lynch Mortgage Investors Trust
2.981% due 02/25/2035	227	232
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	2,013
Prime Mortgage Trust
1.616% due 02/25/2034	38	36
RBSSP Resecuritization Trust
2.856% due 12/25/2035	670	686
3.083% due 01/26/2036	1,021	1,035
Structured Asset Mortgage Investments Trust
1.346% due 03/25/2037	388	289
1.459% due 07/19/2035	112	110
1.869% due 09/19/2032	79	77
2.187% due 05/19/2035	1,481	1,465
8.914% due 06/25/2029	59	60
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.244% due 07/25/2032	2	1
WaMu Mortgage Pass-Through Certificates Trust
1.462% due 01/25/2047	120	113
1.486% due 07/25/2045	109	106
1.486% due 12/25/2045	125	121
1.506% due 10/25/2045	87	86
1.802% due 01/25/2046	559	553
1.932% due 11/25/2042	32	30
2.132% due 06/25/2042	39	37
Wells Fargo Mortgage-Backed Securities Trust
3.098% due 01/25/2035	386	395
3.161% due 06/25/2035	1,903	1,920

Total Non-Agency Mortgage-Backed Securities (Cost $27,402)		27,914

ASSET-BACKED SECURITIES 4.7%
Accredited Mortgage Loan Trust
1.916% due 04/25/2035	1,789	1,792
Ally Auto Receivables Trust
1.490% due 11/15/2019	1,500	1,500
Amortizing Residential Collateral Trust
1.796% due 07/25/2032	43	41

Asset-Backed Securities Corp. Home Equity Loan Trust
2.404% due 08/15/2033	523	519
2.809% due 03/15/2032	189	189
Bear Stearns Asset-Backed Securities Trust
2.216% due 10/25/2037	381	383
Capital Auto Receivables Asset Trust
1.912% due 11/20/2018	162	162
Countrywide Asset-Backed Certificates
1.696% due 12/25/2031 ^	77	62
Credit-Based Asset Servicing and Securitization LLC
1.276% due 11/25/2036	18	10
Educational Services of America, Inc.
2.366% due 09/25/2040	583	580
First Franklin Mortgage Loan Trust
1.936% due 05/25/2035	70	70
Ford Credit Auto Lease Trust
1.299% due 11/15/2019	1,000	1,001
1.560% due 11/15/2019	500	500
Fremont Home Loan Trust
1.276% due 01/25/2037	9	5
GM Financial Automobile Leasing Trust
1.510% due 03/16/2020	1,000	1,000
GSAMP Trust
1.286% due 12/25/2036	62	34
HSI Asset Loan Obligation Trust
1.276% due 12/25/2036	103	43
Navient Private Education Loan Trust
2.359% due 12/15/2028	889	902
Navient Student Loan Trust
1.516% due 09/26/2022	764	764
Nissan Auto Receivables Owner Trust
1.459% due 04/15/2019	940	941
NYMT Residential
4.000% due 03/25/2021	244	243
Panhandle-Plains Higher Education Authority, Inc.
2.278% due 10/01/2035	345	344
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.296% due 03/25/2035	500	500
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	800	799
Securitized Asset-Backed Receivables LLC Trust
1.276% due 12/25/2036 ^	100	35
SLC Student Loan Trust
1.346% due 09/15/2026	787	786
SLM Private Credit Student Loan Trust
1.436% due 12/15/2023	1,173	1,169
SLM Student Loan Trust
1.246% due 10/25/2024	549	548
1.706% due 10/26/2026	364	364
Structured Asset Investment Loan Trust
2.191% due 10/25/2033	148	148
Westlake Automobile Receivables Trust
1.780% due 04/15/2020	700	700

Total Asset-Backed Securities (Cost $16,046)		16,134

SHORT-TERM INSTRUMENTS 18.5%
COMMERCIAL PAPER 1.6%
Berkshire Hathaway Energy Co.
1.340% due 07/26/2017	1,900	1,898
Caterpillar Financial Services Ltd.
1.288% due 07/14/2017	2,200	2,199
Schlumberger Holdings
1.495% due 08/28/2017	1,300	1,297

		5,394

REPURCHASE AGREEMENTS (e) 16.1%		54,660

SHORT-TERM NOTES 0.8%
AmeriCredit Automobile Receivables Trust
0.920% due 02/20/2018	225	225
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	1,000	1,003

3.039% due 10/05/2017	1,400	1,404

		2,632

Total Short-Term Instruments (Cost $62,680)		62,686

Total Investments in Securities (Cost $308,780)		309,614

	SHARES
INVESTMENTS IN AFFILIATES 35.2%
SHORT-TERM INSTRUMENTS 35.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.2%
PIMCO Short-Term Floating NAV Portfolio III	8,687,612	85,886
PIMCO Short-Term Floating NAV Portfolio IV	3,363,642	33,656

Total Short-Term Instruments (Cost $119,523)		119,542

Total Investments in Affiliates (Cost $119,523)		119,542

Total Investments 126.3% (Cost $428,303)		$429,156
Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $(38))		368
Other Assets and Liabilities, net (26.4)%		(89,806)

Net Assets 100.0%		$339,718

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.390%	06/30/2017	07/03/2017	$11,600	U.S. Treasury Bonds 2.500% due 05/15/2046	$(11,788)	$11,600	$11,601
DEU	1.400	06/30/2017	07/03/2017	42,500	U.S. Treasury Bonds 3.125% due 02/15/2043	(43,333)	42,500	42,505
SSB	0.050	06/30/2017	07/03/2017	560	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(572)	560	560

Total Repurchase Agreements						$(55,693)	$54,660	$54,666

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(f)	Financial Derivative Instruments: Exchange - Traded or Centrally Cleared

Purchased Options:

Options on Exchange - Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	161	$14	$13

Total Purchased Options				$14	$13

Written Options:

Options on Exchange - Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	161	$(17)	$(6)

Total Written Options				$(17)	$(6)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	200	$49,100	$71	$0	$(15)
90-Day Eurodollar June Futures	06/2018	21	5,164	6	0	(1)
90-Day Eurodollar March Futures	03/2019	109	26,745	95	0	(10)
90-Day Eurodollar September Futures	09/2018	219	53,814	109	0	(16)
90-Day Eurodollar September Futures	09/2019	144	35,291	84	0	(14)
U.S. Treasury 2-Year Note September Futures	09/2017	326	70,452	(56)	0	(31)

				$309	$0	$(87)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2017	58	(14,304)	$(5)	$1	$0

U.S. Treasury 5-Year Note September Futures	09/2017	204	(24,039)	48	35	0
U.S. Treasury 10-Year Note September Futures	09/2017	5	(628)	5	1	0
U.S. Treasury 30-Year Bond September Futures	09/2017	17	(2,613)	(28)	10	0

				$20	$47	$0

Total Futures Contracts				$329	$47	$(87)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Citigroup, Inc.	1.000%	06/20/2019	0.250%	$6,400	$96	$0	$96	$1	$0
JPMorgan Chase & Co.	1.000	06/20/2019	0.245	600	9	0	9	0	0
MetLife, Inc.	1.000	03/20/2019	0.155	500	6	2	8	0	0
MetLife, Inc.	1.000	06/20/2019	0.166	5,500	76	16	92	1	0

					$187	$18	$205	$2	$0

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/21/2020	$13,900	$317	$(119)	$198	$12	$0
Receive	3-Month USD-LIBOR	1.250	06/21/2021	7,000	214	(51)	163	9	0
Receive (4)	3-Month USD-LIBOR	1.450	06/28/2021	12,300	216	(61)	155	11	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022	1,400	58	(10)	48	3	0

					$805	$(241)	$564	$35	$0

Total Swap Agreements					$992	$(223)	$769	$37	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(g)	Securities with an aggregate market value of $6,316 and cash of $4,020 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	MCDX-25 5-Year Index	1.000%	12/20/2020	$18,600	$(35)	$393	$358	$0

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.598%	06/02/2018	$11,300	$0	$3	$3	$0
	Pay	CPURNSA	1.565	06/07/2018	5,500	0	2	2	0

MYC	Pay	CPURNSA	1.593	06/03/2018	6,900	0	1	1	0

						$0	$6	$6	$0

Total Swap Agreements						$(35)	$399	$364	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$26,542	$0	$26,542
Industrials	0	31,704	0	31,704
Utilities	0	16,923	0	16,923
U.S. Government Agencies	0	113,071	0	113,071
U.S. Treasury Obligations	0	14,640	0	14,640
Non-Agency Mortgage-Backed Securities	0	27,914	0	27,914
Asset-Backed Securities	0	16,134	0	16,134
Short-Term Instruments
Commercial Paper	0	5,394	0	5,394
Repurchase Agreements	0	54,660	0	54,660
Short-Term Notes	0	2,632	0	2,632
	$0	$309,614	$0	$309,614

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$119,542	$0	$0	$119,542

Total Investments	$119,542	$309,614	$0	$429,156

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	60	37	0	97
Over the counter	0	364	0	364
	$60	$401	$0	$461

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(93)	$0	$0	$(93)

Total Financial Derivative Instruments	$(33)	$401	$0	$368

Totals	$119,509	$310,015	$0	$429,524

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Income Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%
Ascend Learning LLC
TBD% due 07/05/2022		$100	$100
Avolon Holdings Ltd.
3.462% due 09/20/2020		24	24
3.962% due 03/20/2022		162	164
BWAY Holding Co.
4.326% due 04/03/2024		70	70
CenturyLink, Inc.
1.375% due 01/31/2025		1,000	990
Charter Communications Operating LLC
3.230% due 07/01/2020		778	781
3.230% due 01/03/2021		97	98
3.480% due 01/15/2024		889	893
Cortes NP Acquisition Corp.
5.226% due 11/30/2023		97	97
Delos Finance SARL
3.546% due 10/06/2023		629	632
Diamond Resorts Corp.
7.226% due 08/11/2023		199	200
Endo Luxembourg Finance Co. SARL
5.500% due 04/29/2024		300	303
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018		1,790	1,797
4.295% due 06/30/2017		7,354	7,369
Fortress Investment Group LLC
TBD% due 06/02/2022		200	201
Gardner Denver, Inc.
4.546% due 07/30/2020		847	850
Gates Global LLC
4.546% due 04/01/2024		838	840
Hilton Worldwide Finance LLC
3.216% due 10/25/2023		2,885	2,897
Ineos Finance PLC
3.250% due 04/01/2024	EUR	100	115
Intelsat Jackson Holdings S.A.
4.000% due 06/30/2019		$333	331
Las Vegas Sands LLC
3.230% due 03/29/2024		877	879
Nielsen Finance LLC
3.096% due 10/04/2023		100	100
OGX
TBD% due 04/10/2049 ^		751	199
Petrobras Netherlands BV
TBD% - 3.281% due 05/10/2022		100	98
Post Holdings, Inc.
TBD% due 05/24/2024		60	60
Restaurant Brands International, Inc.
3.476% - 3.546% due 02/16/2024		48	48
Rise Ltd.
4.750% due 01/31/2021 (f)		3,145	3,156
RPI Finance Trust
3.296% due 03/27/2023		74	74
Sequa Mezzanine Holdings LLC
6.672% due 11/28/2021		2,800	2,826
Sprint Communications, Inc.
3.750% due 02/02/2024		200	200
Univision Communications, Inc.
3.976% due 03/15/2024		199	196
UPC Financing Partnership
3.909% due 04/15/2025		100	100
Valeant Pharmaceuticals International, Inc.
5.830% due 04/01/2022		303	308
Ziggo Secured Finance BV
3.000% due 04/15/2025	EUR	1,800	2,071

Total Loan Participations and Assignments (Cost $29,258)			29,067

CORPORATE BONDS & NOTES 26.1%
BANKING & FINANCE 16.9%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		$500	531
5.000% due 10/01/2021		500	542

Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	124
Ally Financial, Inc.
3.250% due 02/13/2018		$1,900	1,917
3.500% due 01/27/2019		100	102
3.600% due 05/21/2018		1,900	1,926
4.125% due 03/30/2020		200	206
8.000% due 11/01/2031		330	406
Banco do Brasil S.A.
6.000% due 01/22/2020		700	742
Banque PSA Finance S.A.
5.750% due 04/04/2021		$82	88
Barclays Bank PLC
7.750% due 04/10/2023		1,500	1,566
14.000% due 06/15/2019 (e)	GBP	3,300	5,234
Barclays PLC
8.250% due 12/15/2018 (e)		$3,100	3,294
Bear Stearns Cos. LLC
7.250% due 02/01/2018		500	516
Black Diamond CLO Ltd.
1.000% due 02/06/2026 (a)		7,400	7,398
BNP Paribas S.A.
7.625% due 03/30/2021 (e)		1,800	1,984
BPCE S.A.
12.500% due 09/30/2019 (e)		1,400	1,713
BRFkredit A/S
1.000% due 01/01/2018	DKK	26,200	4,055
4.000% due 01/01/2018		50,500	7,932
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$90	89
4.700% due 06/22/2047		92	91
CIT Group, Inc.
3.875% due 02/19/2019		500	514
5.375% due 05/15/2020		1,030	1,111
5.500% due 02/15/2019		1,535	1,616
Citigroup, Inc.
1.945% due 01/10/2020		300	302
Credit Agricole S.A.
8.125% due 10/26/2019 (e)	GBP	200	294
8.125% due 09/19/2033		$2,100	2,238
Credit Suisse AG
5.750% due 09/18/2025	EUR	700	903
Credit Suisse Group AG
3.574% due 01/09/2023		$500	513
Crown Castle International Corp.
4.000% due 03/01/2027		30	31
CTR Partnership LP
5.250% due 06/01/2025		66	68
CyrusOne LP
5.000% due 03/15/2024		25	26
5.375% due 03/15/2027		13	14
Deutsche Bank AG
4.250% due 10/14/2021		2,820	2,956
Dexia Credit Local S.A.
2.250% due 02/18/2020		1,500	1,503
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		203	211
Equinix, Inc.
4.875% due 04/01/2020		300	308
5.375% due 05/15/2027		76	81
Exela Intermediate LLC
10.000% due 07/15/2023 (a)		124	123
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		2,920	131
Howard Hughes Corp.
5.375% due 03/15/2025		147	151
International Lease Finance Corp.
8.250% due 12/15/2020		2,800	3,303
Intrum Justitia AB
2.750% due 07/15/2022	EUR	100	115
Jefferies Finance LLC
7.375% due 04/01/2020		$1,100	1,133
Jefferies LoanCore LLC
6.875% due 06/01/2020		300	303
KBC Bank NV
8.000% due 01/25/2023		1,400	1,444
Kennedy Wilson Europe Real Estate PLC
3.950% due 06/30/2022	GBP	1,100	1,473
KIRS Midco PLC
8.375% due 07/15/2023		200	257
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		$800	856
Lloyds Banking Group PLC
7.000% due 06/27/2019 (e)	GBP	2,500	3,385

Navient Corp.
4.875% due 06/17/2019		$2,815	2,935
5.875% due 03/25/2021		725	768
6.500% due 06/15/2022		249	265
8.000% due 03/25/2020		4,910	5,499
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	26,100	4,032
Novo Banco S.A.
5.000% due 04/23/2019	EUR	506	477
5.000% due 05/21/2019		1,200	1,131
Nykredit Realkredit A/S
1.000% due 01/01/2018	DKK	14,900	2,309
1.000% due 04/01/2018		7,100	1,104
1.000% due 07/01/2018		10,300	1,606
2.000% due 04/01/2018		14,550	2,277
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$130	133
4.500% due 01/15/2025		400	406
4.950% due 04/01/2024		1,000	1,049
OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,600	1,686
7.250% due 12/15/2021		521	551
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		44	44
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		323	317
Provident Funding Associates LP
6.375% due 06/15/2025		28	29
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	33,950	5,280
2.000% due 01/01/2018		4,750	738
2.000% due 04/01/2018		4,750	743
Royal Bank of Scotland Group PLC
2.652% due 05/15/2023		$478	482
3.498% due 05/15/2023		293	295
7.500% due 08/10/2020 (e)		200	207
8.625% due 08/15/2021 (e)		2,600	2,840
Springleaf Finance Corp.
6.125% due 05/15/2022		3,173	3,355
UBS AG
4.750% due 05/22/2023		200	204
7.625% due 08/17/2022		3,400	4,000
WEA Finance LLC
2.700% due 09/17/2019		200	202
3.750% due 09/17/2024		200	203
Wells Fargo & Co.
2.263% due 01/24/2023		3,686	3,727

			114,713

INDUSTRIALS 6.6%
Afren PLC
10.250% due 04/08/2019 ^		2,830	15
Allergan Funding SCS
0.500% due 06/01/2021	EUR	100	114
ALROSA Finance S.A.
7.750% due 11/03/2020		$1,500	1,699
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	4,600	5,577
7.750% due 05/15/2022		$1,100	1,169
Broadcom Corp.
3.000% due 01/15/2022		126	127
Burger King Worldwide, Inc.
4.250% due 05/15/2024		163	162
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018 ^		970	897
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022		3,840	4,176
CDK Global, Inc.
4.875% due 06/01/2027		33	34
Chemours Co.
5.375% due 05/15/2027		36	37
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		700	749
Cimarex Energy Co.
3.900% due 05/15/2027		35	35
CommScope Technologies LLC
5.000% due 03/15/2027		2	2
Community Health Systems, Inc.
6.250% due 03/31/2023		112	116
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		315	324
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	0
9.250% due 06/30/2020 ^		2,300	0

CVS Pass-Through Trust
7.507% due 01/10/2032		88	109
Dell International LLC
4.420% due 06/15/2021		80	84
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		501	564
7.750% due 06/17/2021		68	75
Diamond Resorts International, Inc.
7.750% due 09/01/2023		317	337
DISH DBS Corp.
7.875% due 09/01/2019		5,625	6,216
Dollar Tree, Inc.
5.250% due 03/01/2020		100	103
DXC Technology Co
4.250% due 04/15/2024		27	28
4.750% due 04/15/2027		50	52
eBay, Inc.
2.093% due 01/30/2023		54	54
2.750% due 01/30/2023		208	206
Energy Transfer LP
9.000% due 04/15/2019		407	453
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,100	1,132
EW Scripps Co.
5.125% due 05/15/2025		17	18
Fidelity National Information Services, Inc.
0.400% due 01/15/2021 (a)	EUR	100	114
First Quality Finance Co., Inc.
5.000% due 07/01/2025		$38	39
General Motors Co.
3.500% due 10/02/2018		100	102
HCA, Inc.
4.750% due 05/01/2023		500	530
5.500% due 06/15/2047		91	94
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	339
Hexion, Inc.
13.750% due 02/01/2022		$30	27
Hiland Partners Holdings LLC
5.500% due 05/15/2022		300	313
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		142	147
4.875% due 04/01/2027		90	94
Intelsat Jackson Holdings S.A.
9.750% due 07/15/2025 (a)		196	196
KazMunayGas National Co. JSC
9.125% due 07/02/2018		1,200	1,272
KFC Holding Co.
4.750% due 06/01/2027		64	66
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		300	323
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		1,217	1,203
Masco Corp.
5.950% due 03/15/2022		84	95
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		200	201
Molina Healthcare, Inc.
4.875% due 06/15/2025		18	18
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		11	11
Nokia Oyj
3.375% due 06/12/2022		36	36
4.375% due 06/12/2027		36	37
NOVA Chemicals Corp.
4.875% due 06/01/2024		7	7
5.250% due 06/01/2027		35	35
OGX Austria GmbH
8.375% due 04/01/2022 ^		8,500	1
8.500% due 06/01/2018 ^		10,900	0
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		78	82
5.500% due 02/15/2024		21	22
PetSmart, Inc.
5.875% due 06/01/2025		140	136
Quintiles IMS, Inc.
3.250% due 03/15/2025	EUR	100	116
QVC, Inc.
4.850% due 04/01/2024		$30	31
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,400	1,434
Rockies Express Pipeline LLC
6.000% due 01/15/2019		1,300	1,362
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	1,400	1,624

SFR Group S.A.
5.625% due 05/15/2024		200	247
6.000% due 05/15/2022		$800	838
6.250% due 05/15/2024		500	530
7.375% due 05/01/2026		2,200	2,395
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		1,110	1,098
Sirius XM Radio, Inc.
3.875% due 08/01/2022 (a)		98	99
5.000% due 08/01/2027 (a)		39	40
Smithfield Foods, Inc.
2.700% due 01/31/2020		30	30
Surgery Center Holdings, Inc.
6.750% due 07/01/2025		22	22
Symantec Corp.
5.000% due 04/15/2025		45	47
Tech Data Corp.
3.700% due 02/15/2022		23	24
4.950% due 02/15/2027		50	53
Tenet Healthcare Corp.
4.625% due 07/15/2024		196	197
THC Escrow Corp.
4.625% due 07/15/2024		42	42
Time Warner, Inc.
3.800% due 02/15/2027		62	63
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	240	291
UPC Holding BV
6.375% due 09/15/2022		200	239
UPCB Finance Ltd.
3.625% due 06/15/2029		190	215
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$62	65
7.000% due 03/15/2024		119	125
Venator Finance SARL
5.750% due 07/15/2025		22	22
VeriSign, Inc.
4.750% due 07/15/2027		21	21
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	100	135
WellCare Health Plans, Inc.
5.250% due 04/01/2025		$59	62
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		500	520
Wyndham Worldwide Corp.
4.150% due 04/01/2024		24	25
4.500% due 04/01/2027		27	28
Wynn Las Vegas LLC
5.250% due 05/15/2027		114	117
Yellowstone Energy LP
5.750% due 12/31/2026		2,468	2,468

			44,829

UTILITIES 2.6%
AT&T, Inc.
1.800% due 09/04/2026	EUR	100	113
2.023% due 07/15/2021		$963	973
2.350% due 09/04/2029	EUR	100	113
3.150% due 09/04/2036		100	113
FirstEnergy Corp.
3.900% due 07/15/2027		$86	86
4.850% due 07/15/2047		64	65
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,100	2,130
8.146% due 04/11/2018		970	1,011
Majapahit Holding BV
7.750% due 01/20/2020		2,500	2,800
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		2,860	1,559
Petrobras Global Finance BV
5.375% due 01/27/2021		3,220	3,282
6.125% due 01/17/2022		1,907	1,974
7.250% due 03/17/2044		215	212
7.375% due 01/17/2027		407	432
8.375% due 05/23/2021		530	595
Sprint Capital Corp.
6.900% due 05/01/2019		40	43
Terraform Global Operating LLC
9.750% due 08/15/2022		2,050	2,306
Transocean Phoenix Ltd.
7.750% due 10/15/2024		38	40

Transocean Proteus Ltd.
6.250% due 12/01/2024	8	8

		17,855

Total Corporate Bonds & Notes (Cost $202,741)		177,397

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	50	47
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	200	206
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	70	73
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	25	25
7.350% due 07/01/2035	20	22
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	360	337
Illinois State General Obligation Notes, Series 2011
5.665% due 03/01/2018	1,200	1,220

		1,930

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017	950	950

Total Municipal Bonds & Notes (Cost $2,858)		2,880

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
1.566% due 09/25/2042	12	12
6.000% due 04/25/2043	8	9
Fannie Mae, TBA
3.500% due 08/01/2047 - 09/01/2047	31,600	32,365
Ginnie Mae
1.472% due 12/16/2026	39	39

Total U.S. Government Agencies (Cost $32,543)		32,425

U.S. TREASURY OBLIGATIONS 14.6%
U.S. Treasury Notes
1.875% due 01/31/2022 (g)(k)	25,500	25,533
2.125% due 08/15/2021 (g)(i)(k)	72,800	73,827

Total U.S. Treasury Obligations (Cost $101,209)		99,360

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.0%
Adjustable Rate Mortgage Trust
3.271% due 11/25/2035 ^	224	191
3.470% due 10/25/2035 ^	597	544
3.815% due 08/25/2035	533	518
Banc of America Commercial Mortgage Trust
6.270% due 02/10/2051	1,800	1,829
Banc of America Funding Trust
3.263% due 09/20/2035 ^	139	129
3.490% due 06/25/2034	60	59
3.605% due 05/20/2036 ^	256	234
5.888% due 04/25/2037 ^	264	231
Banc of America Mortgage Trust
3.450% due 11/20/2046 ^	860	833
3.919% due 01/25/2036 ^	86	68
5.500% due 12/25/2020	33	33
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.986% due 06/10/2039	2,800	2,768
Bear Stearns Adjustable Rate Mortgage Trust
3.359% due 01/25/2035	11	11
Bear Stearns Commercial Mortgage Securities Trust
5.333% due 12/11/2038	5,000	5,025
5.849% due 06/11/2040	2,815	2,817
Chase Mortgage Finance Trust
3.435% due 02/25/2037	228	226
5.500% due 12/25/2022 ^	890	736
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.648% due 10/15/2048	2,580	2,632
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	123	117
Commercial Mortgage Trust
5.377% due 12/10/2046	3,521	3,555
Countrywide Alternative Loan Trust
1.386% due 11/25/2036	2,403	2,225
1.386% due 06/25/2046	287	270

1.396% due 04/25/2046		3,288	2,776
1.492% due 09/20/2046		475	209
1.616% due 02/25/2036		328	254
1.722% due 11/20/2035 ^		120	48
5.500% due 03/25/2036 ^		82	66
6.000% due 03/25/2036		789	662
6.000% due 05/25/2037 ^		672	505
Countrywide Home Loan Mortgage Pass-Through Trust
2.363% due 04/25/2035		76	63
3.155% due 02/20/2036 ^		135	113
5.500% due 11/25/2035 ^		86	77
Credit Suisse Commercial Mortgage Trust
2.109% due 02/15/2031		4,200	4,215
Credit Suisse First Boston Mortgage Securities Corp.
1.590% due 03/25/2032		47	45
6.000% due 01/25/2036		337	304
Credit Suisse Mortgage Capital Certificates
3.185% due 11/26/2035		15	16
3.267% due 05/26/2036		181	184
Deutsche ALT-A Securities, Inc.
1.366% due 03/25/2037 ^		530	455
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		169	161
5.886% due 10/25/2036 ^		169	161
Downey Savings & Loan Association Mortgage Loan Trust
1.519% due 10/19/2036 ^		414	287
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	114	130
Eurosail PLC
0.990% due 09/13/2045	GBP	2,794	3,369
First Horizon Asset Securities, Inc.
3.008% due 02/25/2036		$166	156
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		197	160
GS Mortgage Securities Trust
3.409% due 07/15/2031		4,900	4,875
GSR Mortgage Loan Trust
3.279% due 11/25/2035		44	45
HarborView Mortgage Loan Trust
2.495% due 06/19/2045 ^		1,151	723
Impac Secured Assets Trust
1.386% due 01/25/2037		661	618
IMT Mortgage Trust
1.700% due 06/15/2034 (a)		300	300
1.950% due 06/15/2034 (a)		328	328
2.100% due 06/15/2034 (a)		200	200
IndyMac Mortgage Loan Trust
3.237% due 09/25/2035 ^		135	126
4.478% due 08/25/2037		740	677
JPMorgan Alternative Loan Trust
1.376% due 09/25/2036		202	211
3.032% due 12/25/2036		417	405
3.404% due 05/25/2036 ^		302	234
JPMorgan Chase Commercial Mortgage Securities Trust
5.667% due 01/12/2043		1,445	1,455
6.006% due 03/15/2046		1,478	1,523
JPMorgan Mortgage Trust
3.370% due 06/25/2037 ^		704	632
3.411% due 07/25/2035		121	121
6.500% due 09/25/2035		381	374
JPMorgan Resecuritization Trust
1.551% due 03/26/2037		46	46
LB-UBS Commercial Mortgage Trust
5.276% due 02/15/2041		4,810	4,812
6.062% due 06/15/2038		3,000	3,000
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		477	470
MASTR Adjustable Rate Mortgages Trust
1.426% due 04/25/2046		697	527
MASTR Alternative Loan Trust
6.750% due 07/25/2036		567	405
MASTR Reperforming Loan Trust
8.000% due 08/25/2034		3,069	3,352
Merrill Lynch Alternative Note Asset Trust
1.516% due 03/25/2037		867	400
Merrill Lynch Mortgage Investors Trust
3.020% due 11/25/2035		186	188
Merrill Lynch Mortgage Trust
5.167% due 10/12/2041		4,320	4,317
Mesdag Delta BV
0.000% due 01/25/2020	EUR	4,094	4,575
Morgan Stanley Capital Trust
5.320% due 10/12/2052		$2,000	2,008
Morgan Stanley Mortgage Loan Trust
4.610% due 07/25/2035 ^		115	101

Residential Accredit Loans, Inc. Trust
1.406% due 07/25/2036		420	372
2.092% due 09/25/2045		532	470
6.000% due 09/25/2036 ^		694	506
Residential Funding Mortgage Securities, Inc. Trust
4.555% due 08/25/2036 ^		208	185
Resource Capital Corp.
1.889% due 07/15/2034 (a)		6,700	6,698
3.089% due 07/15/2034 (a)		1,700	1,700
Ripon Mortgages PLC
1.172% due 08/20/2056	GBP	3,000	3,919
Structured Adjustable Rate Mortgage Loan Trust
3.331% due 09/25/2035		$932	833
Structured Asset Mortgage Investments Trust
1.346% due 03/25/2037		3,436	2,555
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		473	53
Thrones PLC
1.165% due 11/15/2049	GBP	2,862	3,735
Uropa Securities PLC
0.489% due 06/10/2059		1,429	1,795
0.639% due 06/10/2059		331	393
0.688% due 10/10/2040		4,100	4,595
0.839% due 06/10/2059		259	305
1.039% due 06/10/2059		275	321
Wachovia Bank Commercial Mortgage Trust
5.660% due 04/15/2047		$6,289	6,429
5.672% due 10/15/2048		7,250	7,336
6.174% due 02/15/2051		2,790	2,843
WaMu Mortgage Pass-Through Certificates Trust
1.496% due 11/25/2045		970	881
1.502% due 12/25/2046		370	358
1.932% due 11/25/2042		149	142
2.845% due 09/25/2033		154	154
Wells Fargo Mortgage-Backed Securities Trust
1.916% due 03/25/2036		4,996	4,631
2.932% due 09/25/2033		173	176
3.139% due 11/25/2037 ^		968	921
3.329% due 05/25/2036 ^		85	82

Total Non-Agency Mortgage-Backed Securities (Cost $127,391)			128,903

ASSET-BACKED SECURITIES 29.5%
Adams Mill CLO Ltd.
0.000% due 07/15/2026 (a)		250	250
2.588% due 07/15/2026		1,500	1,505
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		425	457
Allegro CLO Ltd.
2.390% due 01/30/2026		900	903
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.566% due 03/25/2033		404	401
Arbor Realty Trust, Inc.
3.659% due 04/15/2027		2,200	2,201
Argent Securities Trust
1.366% due 06/25/2036		1,451	614
1.456% due 07/25/2036		1,351	606
Aspen Funding Ltd.
2.755% due 07/10/2037		3,800	3,737
Babson CLO Ltd.
2.306% due 07/20/2025		1,600	1,601
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032		1,885	1,888
Bear Stearns Asset-Backed Securities Trust
1.456% due 06/25/2047		1,000	950
BSPRT Issuer Ltd.
2.426% due 06/15/2027		5,800	5,809
Capitalsource Real Estate Loan Trust
1.545% due 01/20/2037		1,743	1,648
1.805% due 01/20/2037		1,650	1,555
1.905% due 01/20/2037		650	609
2.003% due 01/20/2037		400	364
Carlyle Global Market Strategies Euro CLO Ltd.
0.690% due 08/15/2027	EUR	3,800	4,346
CELF Loan Partners PLC
1.099% due 05/03/2023		3,560	4,051
Countrywide Asset-Backed Certificates Trust
2.791% due 12/25/2034		$1,205	1,086
4.740% due 10/25/2035		142	145
Credit Suisse Mortgage Capital Certificates
1.816% due 09/25/2037		394	369
Denali Capital CLO Ltd.
0.000% due 04/20/2027 (a)		6,500	6,500
Dryden Senior Loan Fund
0.000% due 10/15/2026		4,000	4,001

DT Auto Owner Trust
1.720% due 05/15/2020		2,247	2,247
EFS Volunteer LLC
2.006% due 10/25/2035		3,700	3,704
First Franklin Mortgage Loan Trust
1.366% due 05/25/2036		6,589	6,146
Flatiron CLO Ltd.
2.318% due 01/17/2026		5,500	5,500
Greystone Commercial Real Estate Ltd.
2.539% due 03/15/2027		4,000	4,005
GSAA Home Equity Trust
1.666% due 08/25/2037		651	612
GSAMP Trust
1.966% due 01/25/2034		3,144	3,026
Harbourmaster CLO BV
0.318% due 05/08/2023	EUR	5,250	5,980
HSI Asset Loan Obligation Trust
1.276% due 12/25/2036		$81	34
Jubilee CDO BV
0.306% due 07/30/2024	EUR	7,500	8,475
0.361% due 08/21/2021		3,700	4,217
Long Beach Mortgage Loan Trust
1.366% due 06/25/2036		$11,611	6,239
1.516% due 02/25/2036		11,746	8,179
1.546% due 01/25/2046		26	26
Madison Park Funding Ltd.
1.420% due 02/26/2021		1,213	1,213
2.416% due 07/20/2026		900	901
Mariner CLO LLC
2.743% due 07/23/2026		3,400	3,400
MASTR Asset-Backed Securities Trust
1.266% due 01/25/2037		348	136
Merrill Lynch Mortgage Investors Trust
1.476% due 04/25/2037		988	575
Morgan Stanley ABS Capital, Inc. Trust
1.921% due 12/25/2034		161	143
MP CLO Ltd.
2.606% due 10/25/2025		3,500	3,514
Munda CLO BV
0.609% due 12/05/2024	EUR	4,800	5,445
National Collegiate Student Loan Trust
1.456% due 07/25/2030		$3,436	3,400
1.486% due 03/26/2029		5,672	5,621
1.486% due 09/25/2029		3,046	3,026
1.696% due 12/26/2033		5,000	4,876
NewMark Capital Funding CLO Ltd.
2.372% due 06/30/2026		4,000	4,001
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.546% due 10/25/2036 ^		2,665	936
NovaStar Mortgage Funding Trust
3.316% due 12/25/2034		2,685	2,655
OFSI Fund Ltd.
2.308% due 04/17/2025		3,700	3,707
OneMain Financial Issuance Trust
4.100% due 03/20/2028		500	511
OZLM Ltd.
2.376% due 01/20/2027		3,800	3,815
Pallas CDO BV
0.024% due 07/16/2082	EUR	4,074	4,453
Palmer Square CLO Ltd.
2.378% due 10/17/2027		$3,100	3,101
People’s Choice Home Loan Securities Trust
2.161% due 05/25/2035 ^		1,600	1,295
Residential Asset Securities Corp. Trust
1.486% due 07/25/2036		1,500	948
Securitized Asset-Backed Receivables LLC Trust
1.506% due 12/25/2035		442	426
SLC Student Loan Trust
1.896% due 09/15/2018		866	866
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	673	767
0.000% due 01/25/2024		2,820	3,212
0.000% due 06/17/2024		1,697	1,930
1.706% due 04/27/2026		$3,128	3,138
2.656% due 04/25/2023		7,134	7,301
SoFi Professional Loan Program LLC
2.316% due 10/27/2036		1,096	1,112
Specialty Underwriting & Residential Finance Trust
1.896% due 01/25/2034		17	17
Springleaf Funding Trust
2.680% due 07/15/2030		6,200	6,186
Stichting Halcyon Structured Asset Management European CLO
0.079% due 07/24/2023	EUR	5,719	6,545
VOLT LLC
3.250% due 04/25/2059		$5,800	5,809

Wood Street CLO BV
0.039% due 09/14/2023	EUR	750	856

Total Asset-Backed Securities (Cost $196,121)			199,823

SOVEREIGN ISSUES 4.5%
Autonomous Community of Catalonia
4.900% due 09/15/2021		200	243
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	100,000	28,927
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	82,000	726
4.500% due 07/03/2017		60,000	536
Sri Lanka Government International Bond
6.200% due 05/11/2027		$200	200

Total Sovereign Issues (Cost $30,570)			30,632

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (b)		82,130	29

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (b)		307,008	0

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		345,787	0

Total Common Stocks (Cost $6,252)			29

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%
CERTIFICATES OF DEPOSIT 0.1%
Barclays Bank PLC
1.710% due 03/16/2018		$600	600

ARGENTINA TREASURY BILLS 0.5%
2.875% due 07/14/2017 - 02/09/2018 (c)(d)		3,372	3,352

Total Short-Term Instruments (Cost $3,950)			3,952

Total Investments in Securities (Cost $732,893)			704,468

	SHARES
INVESTMENTS IN AFFILIATES 7.2%
SHORT-TERM INSTRUMENTS 7.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III		4,967,264	49,106

Total Short-Term Instruments (Cost $49,103)			49,106

Total Investments in Affiliates (Cost $49,103)			49,106

Total Investments 111.0% (Cost $781,996)			$753,574
Financial Derivative Instruments (h)(j) (0.3)% (Cost or Premiums, net $(2,732))			(2,070)
Other Assets and Liabilities, net (10.7)%			(72,700)

Net Assets 100.0%			$678,804

Notes to Schedule of Investments (Amounts in Thousands*, Except Number of Contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$3,158	$3,156	0.46%

Borrowings and other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	1.000%	04/07/2017	07/07/2017	$(7,894)	$(7,913)
BSN	0.980	04/04/2017	07/05/2017	(2,035)	(2,040)

Total Reverse Repurchase Agreements					$(9,953)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
GSC	1.150%	05/11/2017	07/11/2017	$(4,474)	$(4,482)

Total Sale-Buyback Transactions					$(4,482)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Obligations 0.0%
U.S. Treasury Notes	1.125%	09/30/2021	$310	$(302)	$(302)

Total Short Sales 0.0%				$(302)	$(302)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(29,929) at a weighted average interest rate of 0.958%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(2)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(3)	Payable for short sales includes $1 of accrued interest.

(g)	Securities with an aggregate market value of $14,361 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(h)	Financial Derivative Instruments: Exchange-Traded Or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond September Futures	09/2017	17	EUR	2,624	$31	$0	$(35)
U.S. Treasury 10-Year Note September Futures	09/2017	254		$31,885	(86)	0	(71)

					$(55)	$0	$(106)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2017	14	EUR	(2,588)	$39	$25	$0
Euro-Buxl 30-Year Bond September Futures	09/2017	7		(1,307)	27	28	0

					$66	$53	$0

Total Futures Contracts					$11	$53	$(106)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Banco Espirito Santo S.A.	5.000%	12/20/2021	14.085%	EUR	400	$(94)	$(10)	$(104)	$0	$(2)
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.414		$300	2	6	8	0	0
Communications Sales & Leasing, Inc.	5.000	12/20/2017	0.268		1,150	(469)	497	28	0	0
Deutsche Bank AG	1.000	12/20/2017	0.149	EUR	500	3	(1)	2	0	0
Ford Motor Credit Co. LLC	5.000	12/20/2018	0.225		$5,300	486	(104)	382	0	(1)
Ford Motor Credit Co. LLC	5.000	12/20/2019	0.426		800	99	(8)	91	0	0
Jaguar Land Rover Ltd.	5.000	03/20/2018	0.222	EUR	4,700	264	(67)	197	1	0
Navient Corp.	5.000	12/20/2021	2.594		$550	11	44	55	1	0
Sprint Communications, Inc.	5.000	12/20/2021	2.033		5,000	(5)	630	625	0	(3)
Volkswagen International Finance NV	1.000	12/20/2020	0.402	EUR	300	1	6	7	0	0

						$298	$993	$1,291	$2	$(6)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/15/2023		$40,500	$(362)	$410	$48	$91	$0
Receive (4)	3-Month USD-LIBOR	2.550	03/23/2026		23,700	(208)	212	4	40	0
Receive (4)	3-Month USD-LIBOR	2.500	12/20/2027		1,700	(48)	27	(21)	5	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		4,300	(17)	70	53	19	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047		900	203	(43)	160	3	0
Receive (4)	3-Month USD-LIBOR	2.750	12/20/2047		2,600	(173)	82	(91)	13	0
Pay	3-Month ZAR-JIBAR	8.000	03/15/2022	ZAR	2,900	1	4	5	0	(1)
Pay	3-Month ZAR-JIBAR	8.000	03/15/2024		42,000	(61)	114	53	0	(18)
Pay	3-Month ZAR-JIBAR	8.250	03/15/2024		2,000	2	3	5	0	(1)
Pay (4)	3-Month ZAR-JIBAR	8.250	09/20/2027		50,200	(8)	52	44	0	(33)
Pay	6-Month AUD-BBR-BBSW	2.750	06/17/2026	AUD	12,500	(130)	84	(46)	0	(103)
Pay	6-Month AUD-BBR-BBSW	3.000	03/21/2027		3,100	22	12	34	0	(28)
Receive (4)	6-Month EUR-EURIBOR	0.250	09/20/2022	EUR	11,400	32	22	54	53	0
Receive (4)	6-Month EUR-EURIBOR	1.000	09/20/2027		2,200	(19)	6	(13)	24	0
Receive (4)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	3,500	(48)	(9)	(57)	45	0
Receive (4)	6-Month JPY-LIBOR	0.450	03/20/2029	JPY	2,890,000	(232)	79	(153)	74	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	25,400	(70)	12	(58)	0	(2)
Pay	28-Day MXN-TIIE	5.798	09/06/2021		30,100	(95)	35	(60)	0	(3)
Pay	28-Day MXN-TIIE	7.030	11/10/2021		81,400	(23)	69	46	0	(9)
Pay	28-Day MXN-TIIE	7.350	11/17/2021		8,100	0	10	10	0	(1)
Pay	28-Day MXN-TIIE	7.388	11/17/2021		6,300	0	9	9	0	(1)
Pay	28-Day MXN-TIIE	7.199	12/03/2021		6,700	0	6	6	0	(1)
Pay	28-Day MXN-TIIE	7.538	02/23/2022		4,200	0	7	7	0	(1)
Pay	28-Day MXN-TIIE	5.950	01/30/2026		2,700	(17)	6	(11)	0	(1)
Receive	28-Day MXN-TIIE	6.080	03/10/2026		6,600	(38)	13	(25)	0	(2)
Pay	28-Day MXN-TIIE	7.865	02/02/2027		6,900	0	20	20	0	(2)

Pay	28-Day MXN-TIIE	8.010	02/04/2027	2,900	0	10	10	0	(1)
Pay	28-Day MXN-TIIE	7.818	02/17/2027	4,900	0	13	13	0	(2)

					$(1,289)	$1,335	$46	$367	$(210)

Total Swap Agreements					$(991)	$2,328	$1,337	$369	$(216)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $7,341 and cash of $1,981 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	CNH	25,529	$	3,736	$0	$(29)
	07/2017	$	2,313	AUD	3,049	30	0
	08/2017	AUD	3,049	$	2,312	0	(30)
	12/2017	$	3,696	CNH	25,529	29	0
BOA	07/2017	EUR	58,336	$	65,664	0	(964)
	07/2017	JPY	34,126		306	3	0
	07/2017	$	4,290	DKK	29,755	281	0
	07/2017		1,977	GBP	1,538	27	0
	08/2017	TRY	369	$	103	0	0
	08/2017	$	3,070	MXN	59,415	186	0
	08/2017		833	TRY	3,017	14	0
	12/2017	CNH	26,281	$	3,667	0	(168)
	01/2018	DKK	19,981		2,902	0	(200)
	07/2018		7,100		1,052	0	(62)
BPS	07/2017	$	57,535	EUR	50,781	465	0
	07/2017		7,613	JPY	852,272	0	(36)
	08/2017	EUR	50,781	$	57,619	0	(463)
	08/2017	JPY	852,272		7,622	36	0
	08/2017	$	1,450	PEN	4,772	13	0
	08/2017		114	ZAR	1,472	0	(2)
	09/2017		122	RUB	7,393	1	0
	01/2018	DKK	53,205	$	7,846	0	(411)
	04/2018		18,844		2,785	0	(156)
CBK	07/2017	BRL	1,131		344	3	0
	07/2017	EUR	2,421		2,724	0	(42)
	07/2017	GBP	19,405		24,968	0	(306)
	07/2017	$	342	BRL	1,131	0	(1)
	07/2017		1,571	DKK	10,425	30	0
	08/2017	ZAR	1,483	$	111	0	(2)
	04/2018	DKK	3,246		498	0	(8)
	07/2018		10,425		1,605	0	(31)
DUB	08/2017	$	97	TRY	369	6	0
FBF	07/2017	JPY	36,243	$	330	8	0
	10/2017	$	94	RUB	5,484	0	(3)
GLM	07/2017	DKK	30,252	$	4,413	0	(234)
	07/2017	GBP	2,758		3,513	0	(79)
	07/2017	JPY	752,303		6,793	104	0
	08/2017	AUD	164		126	0	0
	08/2017	$	64	MXN	1,173	0	0
	08/2017		1,049	TRY	3,976	68	0
	08/2017	ZAR	1,489	$	113	0	0
	09/2017	$	111	RUB	6,653	0	0
	10/2017	DKK	26,707	$	3,913	0	(210)
	10/2017	$	1,546	DKK	10,030	2	0
	10/2017		1,327	RUB	77,753	0	(37)
	04/2018	DKK	9,410	$	1,389	0	(79)
	04/2018	$	165	DKK	1,079	3	0
HUS	07/2017		1,170	EUR	1,045	23	0
JPM	07/2017	AUD	3,049	$	2,255	0	(89)
	07/2017	$	1,622	EUR	1,446	29	0
	07/2017		673	GBP	528	15	0
	08/2017		1,133	MXN	21,138	27	(2)
	01/2018	BRL	100,000	$	29,083	0	(140)
	01/2018	DKK	26,111		3,859	0	(194)
	01/2018	$	64	DKK	421	1	0
	04/2018	DKK	30,726	$	4,472	0	(323)

	07/2018		3,281		506	0	(9)
MSB	07/2017	$	3,692	CNH	25,529	73	0
	08/2017		140	PEN	458	0	0
NGF	07/2017	BRL	1,131	$	342	1	0
	07/2017	$	338	BRL	1,131	3	0
	08/2017	BRL	1,131	$	336	0	(3)
	08/2017	$	303	TRY	1,154	21	0
RBC	07/2017	JPY	29,600	$	265	2	0
SCX	08/2017	$	530	TRY	1,997	30	0
TOR	07/2017		8,555	EUR	7,485	0	(6)
	08/2017	EUR	7,485	$	8,568	7	0
UAG	07/2017	GBP	2,521		3,235	0	(49)
	07/2017	$	28,987	GBP	22,618	472	0
	08/2017	GBP	22,618	$	29,013	0	(472)

Total Forward Foreign Currency Contracts						$2,013	$(4,840)

Swap Agreements:

Credit Default Swaps on Asset-backed Securities - Sell Protection (1)

							Swap Agreements, at Value
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2022	0.600%	10/20/2022	$3,449	$0	$0	$0	$0

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Rohm & Haas Co.	(1.850)%	09/20/2017	0.059%	$3,000	$0	$(14)	$0	$(14)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Argentine Republic Government International Bond	5.000%	12/20/2021	3.007%	$400	$10	$23	$33	$0
	Mexico Government International Bond	1.000	06/20/2022	1.128	3,200	(51)	33	0	(18)
	New York State General Obligation Bonds, Series 2005	1.850	03/20/2021	0.315	1,900	0	106	106	0
	Russia Government International Bond	1.000	12/20/2021	1.529	300	(12)	5	0	(7)
BPS	Colombia Government International Bond	1.000	06/20/2022	1.359	250	(4)	0	0	(4)
BRC	Colombia Government International Bond	1.000	06/20/2022	1.359	2,500	(40)	(1)	0	(41)
	Petroleos Mexicanos	1.000	12/20/2021	1.955	100	(10)	6	0	(4)
	Russia Government International Bond	1.000	12/20/2021	1.529	3,500	(170)	93	0	(77)
	Seagate Technology HDD Holdings	5.000	03/20/2018	0.064	400	27	(12)	15	0
	Seagate Technology HDD Holdings	5.000	06/20/2018	0.069	300	18	(3)	15	0
	Springleaf Finance Corp.	5.000	12/20/2021	2.696	300	(13)	42	29	0
CBK	California State General Obligation Bonds, Series 2003	3.050	12/20/2020	0.456	6,000	0	531	531	0
	California State General Obligation Bonds, Series 2003	2.650	03/20/2021	0.502	1,800	210	(69)	141	0
DUB	Indonesia Government International Bond	1.000	12/20/2018	0.385	2,900	(128)	155	27	0
	Petroleos Mexicanos	1.000	12/20/2021	1.955	100	(9)	5	0	(4)
FBF	South Africa Government International Bond	1.000	12/20/2020	1.422	1,325	(51)	33	0	(18)
	Univision Communications, Inc.	5.000	09/20/2019	0.803	5,800	(638)	1,181	543	0
GST	Petrobras Global Finance BV	1.000	12/20/2021	0.803	1,200	(219)	121	0	(98)
	Russia Government International Bond	1.000	12/20/2021	3.009	3,900	(131)	45	0	(86)
	South Africa Government International Bond	1.000	03/20/2020	1.529	2,000	(123)	118	0	(5)
	Springleaf Finance Corp.	5.000	12/20/2021	1.112	100	(3)	12	9	0
	Univision Communications, Inc.	5.000	09/20/2019	2.696	650	(71)	132	61	0
HUS	Mexico Government International Bond	1.000	06/20/2022	0.803	400	(6)	4	0	(2)
	South Africa Government International Bond	1.000	09/20/2017	1.128	570	(9)	10	1	0
JPM	South Africa Government International Bond	1.000	12/20/2021	0.278	300	(21)	11	0	(10)
	Springleaf Finance Corp.	5.000	12/20/2021	1.803	100	(4)	14	10	0
MYC	New York State General Obligation Bonds, Series 2005	1.950	12/20/2020	2.696	6,000	0	341	341	0
	South Africa Government International Bond	1.000	12/20/2020	0.288	2,760	(90)	52	0	(38)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2022	1.422	600	4	(9)	0	(5)

						$(1,534)	$2,979	$1,862	$(417)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-28 5-Year Index	1.000%	06/20/2022	$3,600	$56	$(8)	$48	$0
GST	CMBX.NA.AAA.10 Index	0.500	11/17/2059	20,500	(516)	51	0	(465)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	12,200	(458)	292	0	(166)
MYC	CMBX.NA.AAA.10 Index	0.500	11/17/2059	3,500	(79)	0	0	(79)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	5,200	(203)	132	0	(71)

					$(1,200)	$467	$48	$(781)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	3-Month USD-LIBOR	2.120%	09/14/2022	$100,000	$2	$(43)	$0	$(41)

Total Swap Agreements						$(2,732)	$3,389	$1,910	$(1,253)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $2,636 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$25,614	$3,453	$29,067
Corporate Bonds & Notes
Banking & Finance	0	107,315	7,398	114,713
Industrials	0	42,361	2,468	44,829
Utilities	0	17,855	0	17,855
Municipal Bonds & Notes
Illinois	0	1,930	0	1,930
Texas	0	950	0	950
U.S. Government Agencies	0	32,425	0	32,425
U.S. Treasury Obligations	0	99,360	0	99,360
Non-Agency Mortgage-Backed Securities	0	120,505	8,398	128,903
Asset-Backed Securities	0	193,637	6,186	199,823
Sovereign Issues	0	30,632	0	30,632
Common Stocks
Consumer Discretionary	29	0	0	29
Short-Term Instruments
Certificates of Deposit	0	600	0	600
Argentina Treasury Bills	0	3,352	0	3,352
	$29	$676,536	$27,903	$704,468

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,106	$0	$0	$49,106

Total Investments	$49,135	$676,536	$27,903	$753,574

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(302)	$0	$(302)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	53	369	0	422
Over the counter	0	3,923	0	3,923
	$53	$4,292	$0	$4,345

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(106)	(216)	0	(322)
Over the counter	0	(6,093)	0	(6,093)

	$(106)	$(6,309)	$0	$(6,415)

Total Financial Derivative Instruments	$(53)	$(2,017)	$0	$(2,070)

Totals	$49,082	$674,217	$27,903	$751,202

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,429	$98	$(94)	$(1)	$0	$21	$0	$0	$3,453	$21
Corporate Bonds & Notes
Banking & Finance	0	7,400	0	0	0	(2)	0	0	7,398	(2)
Industrials	2,473	0	0	0	0	(5)	0	0	2,468	(5)
Non-Agency Mortgage-Backed Securities	0	8,400	0	0	0	(2)	0	0	8,398	(2)
Asset-Backed Securities	0	6,198	0	0	0	(12)	0	0	6,186	(12)
Common Stocks	0	0	0	0	0	0	0	0	0	0

Totals	$5,902	$22,096	$(94)	$(1)	$0	$0	$0	$0	$27,903	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$199	Other Valuation Techniques (2)	-	-
	3,156	Proxy Pricing	Base Price	100.500
	98	Third Party Vendor	Broker Quote	97.938
Corporate Bonds & Notes
Banking & Finance	7,398	Proxy Pricing	Base Price	100.000
Industrials	2,468	Proxy Pricing	Base Price	100.000
Non-Agency Mortgage-Backed Securities	8,398	Proxy Pricing	Base Price	100.000
Asset-Backed Securities	6,186	Proxy Pricing	Base Price	99.970

Total	$27,903

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Endo Luxembourg Finance Co. SARL
5.500% due 04/29/2024		$1,000	$1,010

Total Loan Participations and Assignments (Cost $995)			1,010

CORPORATE BONDS & NOTES 29.1%
BANKING & FINANCE 26.1%
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		2,500	2,674
Ally Financial, Inc.
6.250% due 12/01/2017		4,099	4,175
American International Group, Inc.
3.750% due 07/10/2025		1,400	1,428
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	1,400	512
4.750% due 01/15/2018 ^		1,400	512
Bank of America Corp.
2.151% due 11/09/2020		$4,500	4,483
2.650% due 04/01/2019		1,800	1,822
5.650% due 05/01/2018		2,900	2,992
5.700% due 01/24/2022		900	1,018
6.400% due 08/28/2017		100	101
6.875% due 04/25/2018		9,500	9,888
Barclays Bank PLC
7.625% due 11/21/2022		200	229
7.750% due 04/10/2023		3,300	3,444
Barclays PLC
3.295% due 08/10/2021		4,800	5,037
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,600	9,902
Blackstone CQP Holdco LP
6.500% due 03/20/2021		6,200	6,234
BRFkredit A/S
1.000% due 01/01/2018	DKK	49,600	7,676
2.000% due 10/01/2017		20,000	3,090
Citigroup, Inc.
2.116% due 04/25/2022		$4,100	4,126
2.350% due 08/02/2021		6,000	5,951
2.750% due 04/25/2022		4,100	4,105
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (e)		1,300	1,515
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		2,900	2,957
3.448% due 04/16/2021		4,700	4,934
3.450% due 04/16/2021		3,000	3,082
3.800% due 09/15/2022		2,000	2,080
Deutsche Bank AG
3.095% due 05/10/2019		7,400	7,539
Ford Motor Credit Co. LLC
1.684% due 09/08/2017		200	200
1.724% due 12/06/2017		300	300
2.240% due 06/15/2018		1,700	1,704
2.551% due 10/05/2018		7,634	7,687
3.200% due 01/15/2021		2,400	2,438
General Motors Financial Co., Inc.
3.200% due 07/13/2020		4,900	4,996
3.700% due 11/24/2020		500	518
6.750% due 06/01/2018		4,000	4,173
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		500	516
HCP, Inc.
4.000% due 12/01/2022		2,500	2,618
Hospitality Properties Trust
4.250% due 02/15/2021		2,500	2,609
HSBC Holdings PLC
3.400% due 03/08/2021		200	206
5.100% due 04/05/2021		300	326
International Lease Finance Corp.
3.875% due 04/15/2018		100	101
7.125% due 09/01/2018		100	106
JPMorgan Chase & Co.
1.706% due 04/25/2018		500	502

2.400% due 06/07/2021		5,200	5,192
2.550% due 03/01/2021		3,000	3,016
2.682% due 03/01/2021		4,300	4,436
4.350% due 08/15/2021		1,900	2,035
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	400	578
MMcapS Funding Ltd.
1.586% due 12/26/2039		$525	407
Morgan Stanley
3.875% due 01/27/2026		6,400	6,596
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	50,000	6,215
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	119,700	18,597
2.000% due 10/01/2017		67,800	10,473
Nykredit Realkredit A/S
1.000% due 10/01/2017		73,900	11,408
1.000% due 01/01/2018		17,900	2,774
1.000% due 04/01/2018		115,400	17,943
2.000% due 07/01/2017		25,000	3,843
2.000% due 10/01/2017		7,300	1,128
2.000% due 04/01/2018		81,200	12,709
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$800	843
7.250% due 12/15/2021		700	741
Piper Jaffray Cos.
5.060% due 10/09/2018		1,000	1,015
QBE Insurance Group Ltd.
7.500% due 11/24/2043		200	232
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	306,000	47,594
2.000% due 01/01/2018		30,000	4,664
2.000% due 04/01/2018		8,400	1,314
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$9,100	10,351
Santander Holdings USA, Inc.
2.700% due 05/24/2019		3,600	3,628
Santander UK Group Holdings PLC
2.875% due 10/16/2020		3,100	3,150
SL Green Realty Corp.
7.750% due 03/15/2020		700	784
Springleaf Finance Corp.
8.250% due 12/15/2020		1,700	1,912
Stadshypotek AB
2.500% due 09/18/2019	SEK	59,000	7,401
Sumitomo Mitsui Banking Corp.
1.828% due 10/19/2018		$4,000	4,011
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		3,600	3,659
Toronto-Dominion Bank
2.150% due 04/07/2021		200	204
UBS AG
1.539% due 12/07/2018		2,500	2,502
1.799% due 06/08/2020		3,800	3,808
2.052% due 06/01/2020		1,100	1,109
5.125% due 05/15/2024		5,800	6,141
7.625% due 08/17/2022		250	294
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		4,200	4,268
4.125% due 09/24/2025		100	105
Wells Fargo & Co.
1.613% due 04/22/2019		7,200	7,234

			354,820

INDUSTRIALS 1.3%
AbbVie, Inc.
3.600% due 05/14/2025		100	102
Allergan Funding SCS
2.350% due 03/12/2018		100	100
Altice Financing S.A.
7.500% due 05/15/2026		200	222
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		11	13
Dell International LLC
4.420% due 06/15/2021		2,100	2,216
5.450% due 06/15/2023		2,000	2,173
Dynegy, Inc.
6.750% due 11/01/2019		2,900	3,005
7.375% due 11/01/2022		2,200	2,178
HCA, Inc.
3.750% due 03/15/2019		500	511
Kinder Morgan, Inc.
2.000% due 12/01/2017		1,000	1,001
Prime Security Services Borrower LLC
9.250% due 05/15/2023		100	109

Regency Energy Partners LP
5.000% due 10/01/2022	2,500	2,684
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,500	3,486

		17,800

UTILITIES 1.7%
AT&T, Inc.
2.226% due 06/30/2020	6,300	6,385
3.000% due 06/30/2022	100	101
BP Capital Markets PLC
1.532% due 08/14/2018	3,800	3,811
Verizon Communications, Inc.
2.992% due 09/14/2018	10,900	11,099
3.000% due 11/01/2021	1,000	1,014

		22,410

Total Corporate Bonds & Notes (Cost $385,257)		395,030

MUNICIPAL BONDS & NOTES 0.6%
ALABAMA 0.3%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025	4,000	4,065

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,800	1,856
7.750% due 01/01/2042	100	102
Chicago, Illinois General Obligation Notes, Series 2015
5.383% due 01/01/2019	1,950	1,959
5.633% due 01/01/2020	800	807
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
4.424% due 01/01/2019	195	200

		4,924

Total Municipal Bonds & Notes (Cost $8,889)		8,989

U.S. GOVERNMENT AGENCIES 19.5%
Fannie Mae
1.276% due 07/25/2037	407	400
1.445% due 09/25/2046	5,918	5,939
1.696% due 11/25/2040	633	637
1.766% due 06/25/2041	3,887	3,918
1.892% due 10/01/2044	36	36
1.896% due 02/25/2041	167	170
2.310% due 08/01/2022	200	201
2.677% due 04/01/2027	2	2
2.778% due 03/01/2034	15	15
2.829% due 10/01/2037	21	22
2.873% due 09/01/2036	9	9
3.015% due 05/01/2037	13	13
3.167% due 06/01/2035	1,425	1,496
3.240% due 05/01/2038	2,710	2,868
3.274% due 02/01/2035	20	21
3.335% due 11/01/2035	1	1
3.381% due 02/01/2037	9	9
3.464% due 05/01/2037	8	8
3.526% due 06/01/2036	19	19
4.000% due 03/01/2029 - 12/01/2031	4,358	4,621
4.500% due 08/01/2018 - 07/01/2042	1,549	1,654
5.000% due 01/01/2027 - 04/01/2039	1,805	1,970
5.500% due 02/01/2022 - 07/01/2041	10,305	11,496
5.542% due 12/25/2042	138	150
6.000% due 08/01/2017 - 10/01/2040	863	976
6.500% due 08/01/2017 - 06/25/2044	24,119	27,077
7.000% due 08/01/2022 - 09/01/2031	5	6
7.500% due 11/01/2027 - 07/25/2041	11	13
8.000% due 11/01/2019 - 08/01/2031	6	7
Fannie Mae, TBA
3.000% due 07/01/2047 - 08/01/2047	41,000	40,891
3.500% due 07/01/2047 - 08/01/2047	44,000	45,102
4.000% due 08/01/2047 - 09/01/2047	74,000	77,632
5.500% due 08/01/2047	1,000	1,107
Freddie Mac
1.389% due 02/15/2019	3	3
1.659% due 10/15/2040	4,620	4,618
1.759% due 12/15/2037	275	277
3.659% due 05/01/2037	33	35
3.714% due 05/01/2035	35	37
4.500% due 11/01/2029 - 05/01/2036	4,280	4,590
5.000% due 10/01/2033 - 07/01/2041	194	213

5.500% due 07/01/2019 - 07/01/2038	494	549
6.000% due 03/01/2020 - 11/01/2037	189	213
6.500% due 12/01/2021 - 07/25/2043	36	40
7.000% due 04/01/2032 - 01/01/2033	20	23
8.400% due 08/15/2021	0	1
8.500% due 04/15/2025	50	58
Ginnie Mae
1.593% due 08/20/2065	3,813	3,806
1.772% due 02/16/2030	136	137
2.125% due 06/20/2032 - 07/20/2034	33	34
2.250% due 11/20/2025	3	3
2.375% due 03/20/2028	103	107
2.750% due 11/20/2034	3	3
3.000% due 03/20/2020	1	1
3.500% due 12/20/2017 - 02/15/2045	2,400	2,487
5.500% due 08/20/2017 - 11/20/2032	6,839	7,535
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	17	20
7.000% due 07/15/2031 - 12/15/2032	17	21
9.500% due 08/15/2021 - 12/15/2021	2	1
Small Business Administration
4.340% due 03/01/2024	10	10
4.727% due 02/10/2019	7,723	8,025
4.750% due 07/01/2025	2,400	2,518
5.130% due 09/01/2023	2	2
U.S. Department of Housing and Urban Development
5.290% due 08/01/2017	670	671

Total U.S. Government Agencies (Cost $260,561)		264,547

U.S. TREASURY OBLIGATIONS 13.5%
U.S. Treasury Bonds
2.250% due 08/15/2046 (j)	1,900	1,676
2.500% due 02/15/2046	2,700	2,518
2.750% due 08/15/2042	200	198
2.875% due 05/15/2043 (f)	17,800	17,998
3.125% due 02/15/2043	3,200	3,385
3.625% due 08/15/2043	8,700	10,023
3.750% due 11/15/2043 (h)	7,300	8,594
4.250% due 05/15/2039	2,400	3,011
4.375% due 05/15/2040 (j)	100	128
4.625% due 02/15/2040	3,400	4,489
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (h)	24,555	24,526
0.250% due 01/15/2025 (h)	1,549	1,522
0.375% due 01/15/2027	10,123	9,946
0.750% due 02/15/2042 (j)	1,515	1,444
1.750% due 01/15/2028	17,625	19,659
2.000% due 01/15/2026 (h)	35,781	40,116
2.500% due 01/15/2029	11,162	13,431
3.625% due 04/15/2028 (j)	7,559	9,883
U.S. Treasury Notes
1.750% due 09/30/2022 (j)	3,200	3,171
1.875% due 10/31/2022 (j)	5,600	5,580
2.000% due 08/31/2021 (j)	800	807
2.000% due 07/31/2022 (j)	1,200	1,205
2.125% due 05/15/2025 (j)	50	50

Total U.S. Treasury Obligations (Cost $184,902)		183,360

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
3.470% due 10/25/2035 ^	61	55
American Home Mortgage Investment Trust
3.415% due 02/25/2045	469	476
Banc of America Funding Trust
1.452% due 05/20/2035	3,229	3,066
3.131% due 02/20/2036	308	306
3.179% due 05/25/2035	4,728	4,956
Banc of America Mortgage Trust
3.590% due 02/25/2034	67	66
Bear Stearns Adjustable Rate Mortgage Trust
2.950% due 02/25/2033	8	8
3.081% due 04/25/2033	21	21
3.260% due 03/25/2035	310	314
3.359% due 01/25/2035	55	54
3.542% due 10/25/2036 ^	1,291	1,224
3.630% due 02/25/2033	25	24
3.636% due 03/25/2035	77	78
3.679% due 07/25/2034	46	45
3.680% due 02/25/2034	54	55
Bear Stearns ALT-A Trust
1.756% due 08/25/2035	3,108	3,019
3.103% due 10/25/2033	18	18
3.361% due 09/25/2035	491	422
3.428% due 10/25/2035	3,139	3,030
3.475% due 05/25/2035	1,372	1,358

Chase Mortgage Finance Trust
3.435% due 02/25/2037		239	238
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036		253	263
Citigroup Commercial Mortgage Trust
2.439% due 07/15/2027		1,900	1,903
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035		2,389	2,472
3.573% due 03/25/2034		38	38
Countrywide Alternative Loan Trust
1.386% due 05/25/2047		635	569
1.392% due 02/20/2047 ^		3,496	2,782
1.486% due 08/25/2035		3,424	2,320
1.732% due 12/25/2035		64	59
Countrywide Commercial Mortgage Trust
6.477% due 11/12/2043		208	209
Countrywide Home Loan Mortgage Pass-Through Trust
1.796% due 04/25/2035		72	64
3.123% due 11/25/2034		606	600
3.348% due 02/20/2035		703	709
3.491% due 03/25/2034		656	647
5.000% due 08/25/2019		10	10
Credit Suisse Commercial Mortgage Trust
6.520% due 02/15/2041		5,952	5,961
Credit Suisse First Boston Mortgage Securities Corp.
1.590% due 03/25/2032		17	16
Eurohome UK Mortgages PLC
0.439% due 06/15/2044	GBP	1,751	2,212
Eurosail PLC
0.439% due 03/13/2045		4,682	5,974
0.449% due 12/15/2044		256	329
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		$154	157
GSMSC Pass-Through Trust
5.500% due 10/26/2035		840	723
GSR Mortgage Loan Trust
3.109% due 09/25/2035		1,101	1,122
3.209% due 09/25/2035		152	156
HarborView Mortgage Loan Trust
1.399% due 01/19/2038		5,209	4,930
IndyMac Adjustable Rate Mortgage Trust
2.113% due 01/25/2032		25	23
IndyMac Mortgage Loan Trust
1.466% due 02/25/2037		10,900	7,694
JPMorgan Chase Commercial Mortgage Securities Trust
2.962% due 10/05/2028		3,700	3,711
JPMorgan Mortgage Trust
2.973% due 02/25/2034		34	34
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		136	141
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.019% due 08/15/2032		119	115
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035		47	45
Morgan Stanley Mortgage Loan Trust
3.110% due 06/25/2036		140	139
MortgageIT Trust
1.496% due 10/25/2035		962	925
Nomura Resecuritization Trust
1.224% due 12/26/2035		4,580	4,527
Prime Mortgage Trust
1.616% due 02/25/2034		78	74
Residential Funding Mortgage Securities, Inc. Trust
3.526% due 09/25/2035 ^		303	254
4.374% due 09/25/2035		511	436
ResLoC UK PLC
0.449% due 12/15/2043	GBP	1,493	1,865
RFTI Issuer Ltd.
2.909% due 08/15/2030		$1,888	1,887
Structured Adjustable Rate Mortgage Loan Trust
3.342% due 07/25/2034		184	184
Structured Asset Mortgage Investments Trust
1.406% due 09/25/2047		3,571	3,339
1.416% due 08/25/2036		364	365
1.459% due 07/19/2035		803	788
2.049% due 10/19/2033		36	34
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032		11	11
Waldorf Astoria Boca Raton Trust
2.509% due 06/15/2029		3,000	3,010
WaMu Mortgage Pass-Through Certificates Trust
1.502% due 12/25/2046		93	89
1.506% due 10/25/2045		383	381
1.932% due 11/25/2042		98	93
2.812% due 12/25/2036		2,275	1,988

Wells Fargo Mortgage-Backed Securities Trust
3.010% due 11/25/2034		1,879	1,887
3.098% due 01/25/2035		1,456	1,487
3.107% due 03/25/2036		946	955
3.161% due 06/25/2035		89	90
3.208% due 03/25/2035		183	183
3.246% due 07/25/2036 ^		1,790	1,738

Total Non-Agency Mortgage-Backed Securities (Cost $82,935)			91,550

ASSET-BACKED SECURITIES 8.6%
ACE Securities Corp. Home Equity Loan Trust
1.951% due 08/25/2035		1,837	1,841
ALESCO Preferred Funding Ltd.
1.619% due 12/23/2036		1,253	965
1.629% due 09/23/2036		1,834	1,440
1.906% due 09/23/2038		1,122	970
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.866% due 07/25/2035		1,000	843
Babson CLO Ltd.
2.308% due 10/17/2026		3,100	3,104
Carlyle Global Market Strategies CLO Ltd.
2.278% due 07/15/2025		500	501
Centex Home Equity Loan Trust
5.170% due 09/25/2034		24	25
Chapel BV
0.028% due 07/17/2066	EUR	3,340	3,790
CIFC Funding Ltd.
2.173% due 10/24/2025		$3,000	3,010
CIT Mortgage Loan Trust
2.566% due 10/25/2037		3,294	3,278
Citigroup Mortgage Loan Trust, Inc.
1.376% due 12/25/2036		515	346
1.836% due 12/25/2035		3,236	3,234
Countrywide Asset-Backed Certificates
1.356% due 06/25/2035		548	439
1.616% due 06/25/2036		8,500	8,236
Countrywide Asset-Backed Certificates Trust
1.886% due 08/25/2035		500	502
Flagship Credit Auto Trust
1.850% due 07/15/2021		3,400	3,401
Ford Credit Auto Lease Trust
1.299% due 11/15/2019		3,000	3,002
1.560% due 11/15/2019		1,800	1,801
Fremont Home Loan Trust
1.486% due 02/25/2036		1,000	706
2.006% due 12/25/2029		45	42
GoldenTree Loan Opportunities Ltd.
2.306% due 04/25/2025		500	501
GSAMP Trust
1.606% due 01/25/2036		6,000	5,804
2.866% due 10/25/2034		101	96
Hillmark Funding Ltd.
1.422% due 05/21/2021		148	148
Home Equity Loan Trust
1.346% due 04/25/2037		58	59
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019		3,400	3,402
JPMorgan Mortgage Acquisition Trust
1.456% due 05/25/2036		251	250
1.476% due 06/25/2037		11,500	10,624
Long Beach Mortgage Loan Trust
1.371% due 08/25/2036		6,767	4,090
Malin CLO BV
0.000% due 05/07/2023	EUR	1,781	2,034
MASTR Specialized Loan Trust
1.476% due 02/25/2036		$780	744
1.476% due 06/25/2046		776	731
1.586% due 01/25/2037		373	225
Morgan Stanley ABS Capital, Inc. Trust
2.146% due 11/25/2034		3,389	3,354
Morgan Stanley Capital, Inc. Trust
1.396% due 03/25/2036		77	62
MP CLO Ltd.
2.506% due 10/25/2025		1,000	1,004
Navient Private Education Loan Trust
2.489% due 01/16/2035		2,765	2,790
Palmer Square CLO Ltd.
2.152% due 05/15/2025		3,000	3,007
Panhandle-Plains Higher Education Authority, Inc.
2.278% due 10/01/2035		1,758	1,754
Panther CDO BV
0.044% due 10/15/2084	EUR	451	513
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.016% due 12/25/2034		$1,352	1,225

Regatta Funding Ltd.
2.316% due 10/25/2026		2,800	2,801
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		943	515
5.812% due 11/25/2036		5,008	3,011
Residential Asset Mortgage Products Trust
1.244% due 12/25/2035		845	752
1.576% due 02/25/2036		1,000	877
Soundview Home Loan Trust
1.891% due 06/25/2035		1,860	1,829
Structured Asset Investment Loan Trust
2.116% due 05/25/2035		2,500	2,437
Structured Asset Securities Corp. Mortgage Loan Trust
1.426% due 02/25/2037		3,373	3,047
1.886% due 11/25/2035		500	428
THL Credit Wind River CLO Ltd.
2.598% due 01/18/2026		8,300	8,322
Tralee CLO Ltd.
2.506% due 07/20/2026		900	901
Tropic CDO Ltd.
1.588% due 04/15/2035		1,553	1,390
Wells Fargo Home Equity Asset-Backed Securities Trust
1.466% due 07/25/2036		3,099	3,081
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		3,100	3,102

Total Asset-Backed Securities (Cost $108,545)			116,386

SOVEREIGN ISSUES 11.4%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,100	1,267
6.500% due 06/10/2019		$300	320
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (c)	BRL	99,100	28,666
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$3,900	3,901
Province of Ontario
1.100% due 10/25/2017		800	799
1.650% due 09/27/2019		12,000	11,969
2.000% due 01/30/2019		25,000	25,151
3.000% due 07/16/2018		25,000	25,377
3.150% due 06/02/2022	CAD	3,100	2,530
4.000% due 06/02/2021		2,000	1,674
4.400% due 06/02/2019		50,800	41,463
5.500% due 06/02/2018		300	241
Province of Quebec
3.500% due 07/29/2020		$600	628
3.500% due 12/01/2022	CAD	600	499
4.250% due 12/01/2021		10,600	9,012
4.500% due 12/01/2020		900	761

Total Sovereign Issues (Cost $161,202)			154,258

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		4,000	4,919

Total Preferred Securities (Cost $4,120)			4,919

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.8%
CERTIFICATES OF DEPOSIT 5.3%
Barclays Bank PLC
1.710% due 03/16/2018		$10,100	10,098
1.949% due 11/06/2017		7,600	7,617

Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		2,100	2,103
Mizuho Bank Ltd.
1.928% due 12/12/2017		8,800	8,822
Natixis S.A.
1.979% due 09/25/2017		4,300	4,307
1.979% due 10/02/2017		10,900	10,915
Norinchukin Bank
1.871% due 10/10/2017		7,500	7,515
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017		4,900	4,907
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		6,900	6,910
2.012% due 10/06/2017		8,300	8,315

			71,509

COMMERCIAL PAPER 4.9%
Deutsche Telekom AG
1.319% due 07/05/2017		8,100	8,098
ENI Finance USA, Inc.
1.424% due 07/12/2017		8,200	8,196
1.806% due 10/02/2017		4,400	4,383
HP, Inc.
1.502% due 07/26/2017		8,200	8,193
Marriott International
1.524% due 07/31/2017		7,500	7,490
Natixis NY
1.434% due 07/03/2017		4,700	4,700
Standard Chartered Bank
1.465% due 07/03/2017		3,800	3,800
Syngenta Wilmington, Inc.
2.053% due 09/14/2017		8,600	8,570
Viacom, Inc.
1.828% due 08/04/2017		5,900	5,892
VW CR, Inc.
1.421% due 07/10/2017		7,300	7,297

			66,619

SHORT-TERM NOTES 0.1%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		1,000	1,003

ARGENTINA TREASURY BILLS 0.8%
2.850% due 11/10/2017 - 02/09/2018 (b)(c)		11,000	10,828

JAPAN TREASURY BILLS 7.7%
(0.132)% due 07/24/2017 - 09/19/2017 (b)(c)	JPY	11,760,000	104,566

Total Short-Term Instruments (Cost $255,911)			254,525

Total Investments in Securities (Cost $1,453,317)			1,474,574

	SHARES
INVESTMENTS IN AFFILIATES 5.3%
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III		3,971,546	39,263
PIMCO Short-Term Floating NAV Portfolio IV		3,261,894	32,638

Total Short-Term Instruments (Cost $71,888)			71,901

Total Investments in Affiliates (Cost $71,888)			71,901

Total Investments 114.0% (Cost $1,525,205)			$1,546,475
Financial Derivative Instruments (g)(i) (0.5)% (Cost or Premiums, net $(712))			(6,969)
Other Assets and Liabilities, net (13.5)%			(182,322)

Net Assets 100.0%			$1,357,184

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
JPS	1.130%	05/09/2017	07/10/2017	$(13,053)	$(13,076)

Total Reverse Repurchase Agreements					$(13,076)

(f)	Securities with an aggregate market value of $13,349 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(25,967) at a weighted average interest rate of 0.990%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$109.250	08/25/2017	2,531	$22	$2
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/25/2017	2,000	16	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/25/2017	47	1	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/25/2017	36	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	115.000	08/25/2017	20	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	116.500	08/25/2017	299	3	5
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	649	57	53

				$99	$62

Total Purchased Options				$99	$62

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	649	$(69)	$(24)

Total Written Options				$(69)	$(24)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2017	329	EUR	60,825	$(937)	$0	$(594)
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond September Futures	09/2017	406		5	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2017	6,115		$720,567	(1,647)	0	(1,051)
U.S. Treasury 10-Year Note September Futures	09/2017	3,409		427,936	(1,234)	0	(959)
U.S. Treasury 30-Year Bond September Futures	09/2017	6		922	7	0	(3)

					$(3,811)	$0	$(2,607)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	431		$(106,161)	$(8)	$16	$0
90-Day Eurodollar December Futures	12/2018	224		(54,992)	(39)	17	0
90-Day Eurodollar June Futures	06/2018	271		(66,642)	37	17	0
90-Day Eurodollar March Futures	03/2018	571		(140,523)	105	29	0
90-Day Eurodollar September Futures	09/2017	156		(38,472)	(5)	2	0
Canada Government 10-Year Bond September Futures	09/2017	210	CAD	(22,760)	615	312	0
Euro-BTP Italy Government Bond September Futures	09/2017	22	EUR	(3,396)	(25)	45	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	765		(129,734)	762	1,136	0
United Kingdom Long Gilt September Futures	09/2017	219	GBP	(35,817)	539	317	0

					$1,981	$1,891	$0

Total Futures Contracts					$(1,830)	$1,891	$(2,607)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Goldman Sachs Group, Inc.	1.000%	12/20/2020	0.468%		$11,900	$219	$182	$37	$3	$0
Verizon Communications, Inc.	1.000	12/20/2017	0.235		6,000	24	30	(6)	1	0
Volkswagen International Finance NV	1.000	12/20/2017	0.108	EUR	3,400	18	20	(2)	0	0

						$261	$232	$29	$4	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	14,700	$(640)	$(791)	$151	$103	$0
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		1,100	127	120	7	23	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		$34,700	(289)	(213)	(76)	14	0
Receive	3-Month USD-LIBOR	1.250	06/21/2021		30,400	708	911	(203)	41	0
Receive (4)	3-Month USD-LIBOR	1.450	06/28/2021		47,500	599	804	(205)	44	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		67,000	2,259	2,814	(555)	125	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		87,800	(1,236)	(605)	(631)	176	0
Receive	3-Month USD-LIBOR	2.250	12/21/2036		8,800	376	570	(194)	33	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		39,600	(1,613)	(483)	(1,130)	181	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		2,600	32	107	(75)	11	0
Receive (4)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	22,700	44	(99)	143	130	0
Receive (4)	6-Month GBP-LIBOR	1.500	09/20/2027		16,900	(278)	(506)	228	216	0
Receive (4)	6-Month GBP-LIBOR	1.750	03/21/2048		3,100	(126)	(296)	170	102	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	7,550,000	(501)	(428)	(73)	117	0
Receive (4)	6-Month JPY-LIBOR	0.300	09/20/2027		710,000	(10)	(37)	27	15	0

						$(548)	$1,868	$(2,416)	$1,331	$0

Total Swap Agreements						$(287)	$2,100	$(2,387)	$1,335	$0

(h)	Securities with an aggregate market value of $33,181 and cash of $476 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	DKK	13,007	$	1,907	$0	$(91)
	07/2017	EUR	15,445		17,360	0	(280)
	07/2017	ILS	428		118	0	(4)
	07/2017	$	10,841	DKK	75,200	709	0
	08/2017	JPY	230,000	$	2,068	20	0
	01/2018	DKK	80,902		11,840	0	(717)
	04/2018		293,389		43,018	0	(2,768)
BPS	07/2017	CAD	76,056		56,516	0	(2,133)
	07/2017	EUR	10,437		11,872	0	(48)
	07/2017	JPY	4,876,200		44,011	646	0
	07/2017	$	2,343	JPY	256,900	0	(59)
	08/2017		11,889	EUR	10,437	48	0
	08/2017		29,120	JPY	3,256,200	0	(136)
	09/2017	JPY	1,490,000	$	13,598	307	0
	01/2018	BRL	281		82	0	0
	04/2018	DKK	255,466		37,581	0	(2,286)
	04/2018	$	1,446	DKK	9,705	69	0
BRC	07/2017	DKK	25,500	$	3,890	0	(27)
	08/2017	$	5,767	EUR	5,045	3	0
CBK	07/2017	BRL	2,862	$	870	7	0
	07/2017	EUR	539		606	0	(9)
	07/2017	GBP	11,306		14,547	0	(178)
	07/2017	$	869	BRL	2,862	0	(5)
	08/2017	JPY	3,470,000	$	31,257	363	0
	10/2017	$	25,390	DKK	174,282	1,514	0
DUB	07/2017		783	CHF	750	0	(1)
	01/2018	BRL	3,200	$	845	0	(91)
FBF	07/2017	$	156	INR	10,259	2	0
	09/2017	KRW	37,477,245	$	33,393	633	0
GLM	07/2017	BRL	1,971		599	4	0
	07/2017	DKK	75,202		10,956	0	(596)
	07/2017	JPY	91,900		828	11	0
	07/2017	$	596	BRL	1,971	0	(1)
	07/2017		1,014	CAD	1,367	41	0
	07/2017		1,086	DKK	7,203	21	0
	07/2017		13,361	GBP	10,457	259	0
	07/2017		14,938	JPY	1,649,800	0	(269)
	10/2017	DKK	150,984	$	21,928	0	(1,380)
	10/2017	RUB	29,677		506	14	0
	04/2018	DKK	55,323		8,143	0	(490)
HUS	07/2017	$	3,470	CHF	3,357	31	0
	07/2017		6,083	GBP	4,788	153	0
	08/2017	SEK	53,635	$	6,195	0	(186)
	09/2017	SGD	21,120		15,303	0	(55)
	10/2017	DKK	127,058		19,464	0	(150)
	01/2018	BRL	24,600		7,333	144	0
JPM	07/2017	NZD	374		264	0	(10)
	07/2017	$	56,980	CAD	74,689	615	0
	07/2017		2,731	CHF	2,649	31	0
	07/2017		35,361	EUR	31,466	578	0
	07/2017		13,650	GBP	10,704	292	0
	07/2017		16,317	JPY	1,800,900	0	(306)
	08/2017	CAD	74,689	$	57,010	0	(615)
	08/2017	SEK	63,675		7,373	0	(202)
	08/2017	$	2,142	EUR	1,876	4	0
	09/2017	TWD	1,566,055	$	51,600	79	0
	10/2017	BRL	3,000		814	0	(76)
	10/2017	DKK	20,875		3,199	0	(23)
	10/2017	$	8,518	BRL	28,300	0	(128)
	01/2018	BRL	21,400	$	5,870	0	(384)
	01/2018	$	81	BRL	281	1	0
	01/2018		40	DKK	262	1	0
NGF	07/2017	BRL	2,864	$	866	1	0
	07/2017	$	856	BRL	2,864	9	0
	08/2017	BRL	2,864	$	851	0	(9)
	01/2018		49,700		14,644	120	0
RBC	07/2017	CHF	6,006		6,254	0	(9)
	08/2017	$	6,265	CHF	6,006	9	0
SCX	10/2017	BRL	25,300	$	6,875	0	(626)
SOG	08/2017	$	666	MXN	12,872	40	0
TOR	01/2018	BRL	200	$	53	0	(6)
	04/2018	DKK	43,430		6,351	0	(427)
UAG	07/2017	GBP	11,321		14,509	0	(236)
	08/2017	JPY	4,950,000		44,686	591	0
	08/2017	$	14,522	GBP	11,321	236	0
	08/2017		3,215	JPY	359,500	0	(15)
	09/2017	THB	6,693	$	197	0	0
	10/2017	DKK	50,170		7,657	0	(88)
	01/2018		18,135		2,774	0	(40)

Total Forward Foreign Currency Contracts						$7,606	$(15,160)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$2,500	$245	$86
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	8,000	789	296

							$1,034	$382

Total Purchased Options							$1,034	$382

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD	$	1.263	07/03/2017	GBP	9,100	$(57)	$0
	Put - OTC GBP versus USD		1.264	07/03/2017		2,400	(14)	0
FBF	Call - OTC USD versus BRL	BRL	3.550	10/02/2017		$10,300	(155)	(121)
	Call - OTC USD versus BRL		6.300	01/11/2018		4,100	(218)	(1)
GLM	Call - OTC USD versus BRL		3.400	07/06/2017		6,000	(40)	(6)
JPM	Call - OTC USD versus BRL		3.510	09/27/2017		8,300	(129)	(110)

							$(613)	$(238)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$11,200	$(250)	$(52)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	35,200	(785)	(163)

							$(1,035)	$(215)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	$98.438	07/06/2017	$1,000	$(2)	$0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	101.871	07/06/2017	29,000	(91)	(1)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	102.094	07/06/2017	12,000	(35)	(2)

					$(128)	$(3)

Total Written Options					$(1,776)	$(456)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$1	$1	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	579	0	1	1	0
					$0	$2	$2	$0

Total Swap Agreements					$0	$2	$2	$0

(j)	Securities with an aggregate market value of $10,547 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,010	$0	$1,010
Corporate Bonds & Notes
Banking & Finance	0	354,820	0	354,820
Industrials	0	17,800	0	17,800
Utilities	0	22,410	0	22,410
Municipal Bonds & Notes
Alabama	0	4,065	0	4,065
Illinois	0	4,924	0	4,924
U.S. Government Agencies	0	264,547	0	264,547
U.S. Treasury Obligations	0	183,360	0	183,360
Non-Agency Mortgage-Backed Securities	0	91,550	0	91,550
Asset-Backed Securities	0	116,386	0	116,386
Sovereign Issues	0	154,258	0	154,258
Preferred Securities
Banking & Finance	0	4,919	0	4,919
Short-Term Instruments
Certificates of Deposit	0	71,509	0	71,509
Commercial Paper	0	66,619	0	66,619
Short-Term Notes	0	1,003	0	1,003
Argentina Treasury Bills	0	10,828	0	10,828
Japan Treasury Bills	0	104,566	0	104,566
	$0	$1,474,574	$0	$1,474,574

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$71,901	$0	$0	$71,901

Total Investments	$71,901	$1,474,574	$0	$1,546,475

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,944	1,344	0	3,288
Over the counter	0	7,990	0	7,990
	$1,944	$9,334	$0	$11,278

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,631)	0	0	(2,631)
Over the counter	0	(15,616)	0	(15,616)

	$(2,631)	$(15,616)	$0	$(18,247)

Total Financial Derivative Instruments	$(687)	$(6,282)	$0	$(6,969)

Totals	$71,214	$1,468,292	$0	$1,539,506

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Opportunities Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.4%
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.9%
Preferred Term Securities Ltd.
1.546% due 03/22/2037		$437	$352
1.546% due 09/22/2037		4,664	3,661
1.596% due 03/22/2038		2,295	1,893
1.626% due 09/23/2035		1,026	893
1.826% due 03/23/2035		4,000	2,680
SLM Student Loan Trust
0.840% due 03/15/2038	GBP	3,712	4,708
Ventas Realty LP
4.125% due 01/15/2026		$11,400	11,746

Total Corporate Bonds & Notes (Cost $23,913)			25,933

U.S. GOVERNMENT AGENCIES 39.8%
Fannie Mae
0.000% due 01/25/2033 - 07/25/2043 (b)(e)		1,223	883
0.187% due 01/25/2018 (a)		32,345	0
0.250% due 01/25/2044 (a)		10,514	96
0.967% due 09/25/2022 (a)		122,390	4,071
1.474% due 10/25/2046 (a)		1,366	66
1.500% due 03/25/2042		2,308	1,871
1.554% due 09/25/2045 (a)		3,966	226
1.572% due 07/25/2045 (a)		19,188	1,209
1.580% due 07/25/2044 (a)		4,253	208
1.612% due 10/25/2045 (a)		5,713	343
1.652% due 04/25/2055 (a)		6,675	329
1.695% due 07/25/2052 (a)		4,203	230
1.785% due 07/25/2044 (a)		5,584	266
1.803% due 08/25/2054 (a)		2,797	169
1.816% due 02/25/2024		10	10
1.871% due 01/25/2045 (a)		5,235	305
1.872% due 03/25/2045 (a)		4,278	268
1.908% due 08/25/2055 (a)		4,165	243
1.981% due 08/25/2044 (a)		4,801	288
2.000% due 12/25/2042		80	50
2.066% due 07/25/2038		1,542	1,573
2.161% due 04/25/2046 (a)		4,757	229
2.500% due 06/25/2022 - 06/01/2046		500	482
2.500% due 12/25/2027 - 02/25/2028 (a)		8,697	697
2.784% due 01/25/2033		3,525	3,142
2.821% due 01/01/2035 (g)		1,194	1,258
2.837% due 06/01/2035		162	170
2.990% due 09/01/2025 (g)		6,990	7,078
2.993% due 12/01/2034		527	555
3.000% due 12/25/2021 - 05/25/2046 (a)		300,235	33,572
3.000% due 09/25/2022 - 02/25/2044		25,631	24,661
3.000% due 04/01/2031 - 12/01/2046 (g)		40,872	41,660
3.296% due 01/01/2035		555	585
3.330% due 07/01/2022		1,894	1,997
3.360% due 02/01/2032 (g)		11,385	11,710
3.418% due 08/25/2043		58	61
3.440% due 02/01/2032 (g)		6,800	7,025
3.490% due 07/01/2026 (g)		4,166	4,363
3.500% due 10/25/2021 - 08/25/2046 (a)		252,911	41,136
3.500% due 12/01/2039 (g)		5,437	5,616
3.500% due 03/01/2040 - 11/25/2045		16,101	16,653
3.530% due 12/01/2035 (g)		2,590	2,716
3.600% due 08/01/2023		448	476
3.662% due 05/25/2042		53	55
3.690% due 08/01/2023 (g)		3,615	3,841
3.750% due 05/25/2033		30	32
3.919% due 05/25/2047		14,351	13,513
3.941% due 03/25/2043		23,299	21,278
3.950% due 03/25/2047		2,451	2,387
4.000% due 02/25/2024 - 08/25/2046 (a)		68,765	15,996
4.000% due 06/01/2033 - 03/25/2047		15,161	15,805
4.000% due 12/01/2040 - 06/01/2043 (g)		12,374	13,198
4.019% due 10/25/2042		1,182	1,049
4.241% due 03/25/2033		11,009	10,449
4.384% due 06/25/2044 (a)		16,702	2,473
4.500% due 05/01/2018 - 07/01/2042		22,861	24,171
4.500% due 05/25/2025 (a)		2,582	71
4.500% due 04/01/2040 (g)		1,527	1,665

4.574% due 03/25/2043	1,974	1,838
4.734% due 10/25/2043 (a)	38,135	8,134
4.784% due 08/25/2046 (a)	8,672	1,948
4.834% due 11/25/2044 - 06/25/2046 (a)	67,973	13,841
4.884% due 06/25/2037 - 03/25/2043 (a)	19,763	3,196
4.904% due 01/25/2043 (a)	29,034	5,867
4.934% due 03/25/2042 - 11/25/2042 (a)	57,822	8,755
4.984% due 06/25/2040 - 11/25/2044 (a)	16,480	2,667
5.000% due 04/25/2033 - 07/25/2040	454	497
5.034% due 03/25/2024 - 02/25/2043 (a)	56,692	10,531
5.214% due 03/25/2042 (a)	5,162	925
5.216% due 05/25/2025	75	80
5.434% due 08/25/2018 - 04/25/2037 (a)	23,247	1,062
5.454% due 01/25/2018 (a)	4,974	14
5.484% due 10/25/2026 - 08/25/2040 (a)	12,514	1,852
5.500% due 02/25/2029 - 01/25/2032 (a)	384	66
5.500% due 07/25/2034 - 11/01/2036	3,501	4,018
5.534% due 09/25/2039 (a)	218	37
5.584% due 11/25/2036 (a)	2,814	558
5.684% due 04/25/2038 (a)	1,554	293
5.884% due 10/25/2034 (a)	2,490	476
6.000% due 02/25/2033 (a)	333	68
6.000% due 02/25/2034	157	186
6.037% due 10/25/2043	5,524	5,386
6.066% due 08/25/2033	892	966
6.300% due 06/25/2031	50	52
6.484% due 08/25/2034 (a)	1,477	295
6.496% due 11/25/2042 - 05/25/2043	452	459
6.500% due 04/25/2038 (a)	741	193
6.882% due 11/25/2042 - 10/25/2045	6,710	6,664
7.000% due 12/25/2023 - 03/25/2049	81	94
7.599% due 10/25/2041	1,061	1,084
7.668% due 06/25/2043	7,618	7,674
7.699% due 11/25/2041	3,683	3,657
7.884% due 07/25/2033	1,959	2,205
8.932% due 08/25/2043	1,686	1,700
10.228% due 03/25/2040	424	511
11.136% due 05/25/2043	859	1,078
14.531% due 09/25/2024	21	26
16.360% due 09/25/2023	6	7
20.656% due 12/25/2036	139	204
Fannie Mae, TBA
2.500% due 07/01/2032 - 07/01/2047	55,400	54,255
3.000% due 08/01/2032 - 09/01/2047	116,850	119,467
3.500% due 08/01/2032 - 08/01/2047	36,000	37,413
4.000% due 08/01/2047	17,700	18,572
6.000% due 07/01/2047	2,000	2,252
Freddie Mac
0.000% due 09/15/2032 - 07/15/2042 (b)(e)	29,855	22,718
0.658% due 08/25/2022 (a)	109,232	2,485
0.991% due 09/25/2022 (a)	45,538	1,687
1.345% due 01/15/2038 - 10/15/2038 (g)	26,061	26,007
1.447% due 08/25/2019 (a)	145,409	3,561
1.512% due 10/15/2037 (a)	18,431	1,089
1.514% due 10/15/2037 (a)	1,409	76
1.540% due 11/25/2019 (a)	96,066	2,763
1.587% due 10/15/2038 (a)	14,011	820
1.610% due 10/15/2037 (a)	522	24
1.615% due 11/15/2036 (a)	3,806	271
1.632% due 01/15/2038 (a)	12,050	696
1.655% due 03/15/2037 (a)	1,572	96
1.673% due 06/15/2038 (a)	2,394	160
1.694% due 11/15/2038 (a)	4,705	280
1.797% due 08/15/2041 (a)	1,410	83
1.887% due 05/15/2037 (a)	1,007	59
1.921% due 10/15/2041 (a)	3,104	188
1.995% due 02/15/2038 (a)	2,593	138
2.027% due 02/15/2038 (a)	3,224	196
2.116% due 08/15/2036 (a)	2,675	167
2.500% due 09/15/2027 - 03/15/2031 (a)	99,102	8,018
2.750% due 06/15/2041	7,791	8,121
2.890% due 09/01/2037 (g)	6,290	6,621
3.000% due 04/15/2027 - 12/15/2046 (a)	88,855	11,707
3.000% due 06/15/2036 - 07/15/2044	13,234	12,722
3.270% due 12/15/2027 (a)	4,031	417
3.500% due 03/15/2035 - 05/15/2054	44,814	43,061
3.500% due 10/15/2042 - 11/15/2045 (a)	23,385	4,653
4.000% due 04/15/2019 - 05/15/2047	51,162	53,348
4.000% due 07/01/2043 (g)	3,352	3,557
4.000% due 01/15/2046 (a)	20,695	4,150
4.139% due 11/15/2042	2,319	2,149
4.189% due 03/15/2045	1,041	1,005
4.199% due 11/15/2032	536	502
4.262% due 02/15/2033	3,068	2,961
4.466% due 05/25/2025	300	331
4.500% due 04/01/2019 - 12/15/2046	13,380	13,421

4.500% due 12/01/2041 (g)	4,647	5,039
4.500% due 07/15/2042 (a)	6,690	1,471
4.516% due 10/25/2027	250	280
4.731% due 09/15/2043 (a)	32,230	6,489
4.841% due 06/15/2018 - 07/15/2042 (a)	39,575	7,154
4.941% due 12/15/2042 - 08/15/2043 (a)	28,681	5,734
4.971% due 01/15/2033	1,276	1,219
4.991% due 11/15/2042 (a)	14,260	2,940
5.000% due 05/15/2019 - 12/15/2044	4,158	4,257
5.041% due 01/15/2033 - 06/15/2044 (a)	27,652	4,717
5.271% due 02/15/2037 (a)	1,298	239
5.441% due 01/15/2041 (a)	1,022	201
5.491% due 02/15/2032 - 03/15/2035 (a)	3,072	423
5.500% due 02/15/2033 - 05/15/2041	2,709	3,031
5.541% due 10/15/2034 - 07/15/2042 (a)	6,395	1,038
5.591% due 03/15/2037 (a)	1,218	226
5.847% due 12/15/2042	1,732	1,762
6.000% due 07/15/2035	408	572
6.000% due 03/15/2044 (a)	815	177
6.841% due 06/15/2031 (a)	320	67
6.848% due 09/17/2032	50	52
6.882% due 07/15/2037 - 08/15/2045	8,645	8,565
6.905% due 12/15/2023 (a)	712	90
7.000% due 03/01/2039	69	78
7.482% due 10/15/2040	330	337
7.500% due 06/15/2042	1,581	1,785
7.582% due 01/15/2041	455	516
7.599% due 09/15/2041	1,865	1,865
8.330% due 05/15/2024 (a)	383	72
9.465% due 05/15/2035	279	325
10.416% due 10/25/2027 - 05/15/2033	280	361
10.682% due 05/15/2033	10	12
10.983% due 02/15/2041	868	1,004
11.302% due 04/15/2043	1,399	1,792
11.798% due 05/15/2041	860	1,085
11.966% due 03/25/2025	688	901
13.098% due 10/15/2033	514	660
13.783% due 11/15/2034	16	22
14.084% due 05/15/2035	246	275
16.253% due 10/15/2023	62	80
Freddie Mac, TBA
3.500% due 08/01/2047	1,000	1,025
Ginnie Mae
0.000% due 06/20/2040 - 05/20/2041 (b)(e)	5,794	5,064
0.177% due 05/16/2050 (a)	10,139	76
0.237% due 04/16/2053 (a)	2,246	34
0.681% due 08/16/2048 (a)	17,073	552
0.751% due 12/20/2045 (a)	6,641	139
0.780% due 06/20/2042 (a)	7,930	238
0.790% due 11/20/2045 (a)	6,059	186
0.815% due 09/20/2045 (a)	9,504	272
0.830% due 06/20/2042 (a)	7,486	226
0.834% due 08/20/2045 (a)	3,997	132
0.872% due 07/20/2046 (a)	33,057	1,071
0.926% due 06/20/2043 (a)	6,131	196
1.443% due 11/20/2060	1,509	1,504
1.493% due 03/20/2061	824	823
1.510% due 12/16/2043 (a)	86	0
1.513% due 08/20/2062	1,428	1,428
1.632% due 05/16/2053 (a)	661	31
1.743% due 09/20/2065	2,912	2,928
2.043% due 02/20/2066	4,662	4,756
2.058% due 12/20/2042	2,473	2,351
2.250% due 07/16/2045	3,399	2,848
2.500% due 03/20/2045	2	2
3.000% due 05/20/2039 - 06/20/2046 (a)	54,020	7,675
3.500% due 01/20/2041 - 09/20/2046 (a)	85,499	14,951
3.500% due 02/20/2043 - 04/20/2043	2,030	2,017
4.000% due 07/20/2039 - 11/20/2046	5,261	5,107
4.000% due 05/20/2044 - 10/16/2044 (a)	5,398	895
4.338% due 09/20/2043 (a)	4,563	612
4.338% due 01/20/2044	4,000	3,616
4.500% due 07/20/2039 - 05/20/2044	4,381	4,658
4.500% due 12/16/2041 - 03/16/2043 (a)	3,467	564
4.500% due 04/20/2044 (g)	1,917	1,985
4.868% due 11/20/2045 (a)	15,681	3,092
4.878% due 06/16/2039 (a)	2,970	447
4.888% due 01/20/2035 - 07/20/2043 (a)	6,896	1,027
4.928% due 11/16/2034 (a)	1,048	167
5.000% due 08/20/2034 - 11/20/2045	2,678	2,820
5.000% due 09/20/2038 - 05/16/2043 (a)	3,923	591
5.038% due 02/20/2042 (a)	878	73
5.068% due 07/20/2042 (a)	20,978	2,495
5.228% due 01/16/2038 (a)	7,259	983
5.278% due 02/16/2040 (a)	6,621	1,030
5.368% due 10/20/2033 (a)	1,603	277

5.500% due 02/20/2034 - 04/20/2040		655	689
5.500% due 11/16/2037 (a)		120	13
6.000% due 06/20/2037 - 06/20/2041		991	1,119
6.500% due 03/15/2035 (g)		1,039	1,222
6.738% due 02/20/2045		1,705	1,807
6.882% due 09/20/2045		413	439
7.176% due 12/20/2040		4,000	4,339
7.500% due 11/15/2030		22	24
8.000% due 05/17/2034		219	235
13.493% due 10/20/2045		3,991	4,644
Ginnie Mae, TBA
3.500% due 07/01/2047		25,000	25,886
4.000% due 07/01/2047 - 08/01/2047		58,000	60,966

Total U.S. Government Agencies (Cost $1,172,042)			1,165,220

U.S. TREASURY OBLIGATIONS 29.2%
U.S. Treasury Notes
1.750% due 03/31/2022 (g)(k)		22,900	22,786
1.750% due 06/30/2022 (g)		101,550	100,896
1.750% due 09/30/2022 (g)(i)(k)		57,200	56,684
1.750% due 01/31/2023 (g)		25,350	25,035
1.875% due 08/31/2022 (g)(k)		57,200	57,088
2.000% due 07/31/2022 (g)(k)		37,500	37,668
2.125% due 12/31/2021 (g)		92,400	93,598
2.125% due 06/30/2022 (g)		100,300	101,393
2.250% due 11/15/2025 (g)		121,900	121,936
2.250% due 02/15/2027 (g)		187,850	187,043
2.375% due 05/15/2027 (g)		52,000	52,343

Total U.S. Treasury Obligations (Cost $857,877)			856,470

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.1%
American Home Mortgage Assets Trust
1.506% due 08/25/2037 ^		11,257	9,578
3.407% due 01/25/2036		1,750	1,429
American Home Mortgage Investment Trust
1.616% due 03/25/2046		11,953	10,441
3.414% due 06/25/2045		528	520
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		3,839	3,569
Banc of America Commercial Mortgage Trust
6.270% due 02/10/2051		7,507	7,627
Banc of America Funding Trust
3.458% due 02/20/2036		1,632	1,438
3.559% due 01/20/2047 ^		545	515
6.000% due 09/25/2036		40	39
Banc of America Mortgage Trust
3.450% due 11/20/2046 ^		275	266
3.664% due 04/25/2035 ^		551	518
3.698% due 05/25/2034		123	124
3.747% due 06/25/2034		166	162
Banc of America Re-REMIC Trust
5.995% due 12/24/2049		88	88
Bancaja Fondo de Titulizacion de Activos
0.000% due 02/20/2036	EUR	1,460	1,651
BCAP LLC Trust
1.194% due 01/26/2037		$5,652	4,430
2.543% due 10/26/2035		1,423	1,429
3.285% due 01/26/2034		616	607
3.408% due 12/26/2037		471	441
4.000% due 03/26/2036		1,825	1,827
Bear Stearns Adjustable Rate Mortgage Trust
3.258% due 10/25/2036 ^		823	731
3.405% due 10/25/2034		54	54
3.431% due 12/25/2046 ^		1,434	1,355
3.456% due 12/25/2046		6,442	6,093
Bear Stearns ALT-A Trust
1.376% due 02/25/2034		72	67
1.536% due 08/25/2036 ^		12,525	11,690
1.716% due 01/25/2036 ^		2,343	2,347
3.444% due 08/25/2036 ^		8,501	6,554
3.552% due 04/25/2035		161	150
Bear Stearns Commercial Mortgage Securities Trust
6.444% due 06/11/2050		4,414	4,430
Bear Stearns Mortgage Funding Trust
1.446% due 09/25/2046 ^		207	194
Bear Stearns Structured Products, Inc. Trust
3.421% due 01/26/2036		5,911	5,395
BXP Mortage Trust
3.379% due 06/13/2039		10,300	10,486
Chase Mortgage Finance Trust
3.472% due 02/25/2037		181	182
ChaseFlex Trust
1.366% due 08/25/2037		7,177	6,618

Citigroup Commercial Mortgage Trust
2.439% due 07/15/2027		4,300	4,307
Citigroup Mortgage Loan Trust, Inc.
2.990% due 03/25/2036 ^		125	120
3.430% due 05/25/2035		30	30
6.000% due 08/25/2037		3,605	2,747
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.434% due 07/15/2044		1,381	1,379
CLNS Trust
1.800% due 06/11/2032		10,100	10,117
Commercial Mortgage Trust
1.875% due 12/10/2045 (a)		6,999	426
2.867% due 02/10/2048		5,000	4,057
3.424% due 03/10/2031		10,000	10,368
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		85	72
Countrywide Alternative Loan Trust
1.336% due 06/25/2036		5,913	5,039
1.356% due 04/25/2047		654	587
1.396% due 11/25/2036		9,355	8,548
1.406% due 09/25/2046 ^		4,176	3,593
1.532% due 11/20/2035		627	537
1.616% due 06/25/2036 ^		31	20
1.916% due 05/25/2036		329	187
2.132% due 08/25/2035		9,875	9,990
2.232% due 09/25/2035		881	855
3.289% due 03/25/2047 ^		239	207
3.377% due 05/25/2036		5,541	4,509
4.034% due 02/25/2035 (a)		706	15
5.500% due 07/25/2035		14,063	13,551
5.734% due 10/25/2037 (a)		9,867	2,776
6.000% due 07/25/2036 ^		31,372	22,603
6.000% due 04/25/2037 ^		1,582	1,238
6.000% due 04/25/2037		7,009	5,596
6.000% due 07/25/2037		21,866	16,144
Countrywide Asset-Backed Certificates
1.456% due 04/25/2036		491	332
Countrywide Home Loan Mortgage Pass-Through Trust
1.876% due 02/25/2035		859	823
3.130% due 01/25/2036		151	139
3.185% due 03/25/2037 ^		1,080	898
3.330% due 11/19/2033		23	22
3.337% due 01/25/2036 ^		7,022	6,381
3.362% due 02/25/2047 ^		1,478	1,287
3.399% due 08/25/2034 ^		1	1
5.500% due 01/25/2035		406	411
5.750% due 05/25/2037 ^		47	39
6.000% due 01/25/2038		553	466
6.250% due 09/25/2037 ^		155	144
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035 ^		1,317	1,340
Credit Suisse Mortgage Capital Certificates
3.171% due 09/27/2047		10,621	10,664
3.647% due 10/26/2036		2,125	1,816
3.697% due 01/26/2047		7,762	5,799
4.791% due 05/27/2053		2,395	2,471
Deutsche ALT-A Securities, Inc.
1.366% due 03/25/2037 ^		2,358	2,024
1.516% due 09/25/2047 ^		41,159	34,360
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	1,246	1,419
Eurosail PLC
0.990% due 09/13/2045	GBP	8,341	10,828
1.060% due 09/13/2045		1,866	2,270
First Horizon Alternative Mortgage Securities Trust
2.588% due 07/25/2036		$265	236
First Horizon Mortgage Pass-Through Trust
2.987% due 11/25/2035		64	60
3.142% due 08/25/2035		282	245
Global Mortgage Securitization Ltd.
1.486% due 04/25/2032		1,631	1,568
GMAC Commercial Mortgage Securities, Inc.
5.044% due 12/10/2041 ^		10,305	10,552
GMAC Mortgage Corp. Loan Trust
4.158% due 05/25/2035		51	49
Great Hall Mortgages PLC
1.397% due 06/18/2039		925	897
GS Mortgage Securities Corp. Trust
3.790% due 01/10/2031		4,967	4,932
4.202% due 02/10/2029		20,000	20,534
GS Mortgage Securities Trust
1.535% due 08/10/2043 (a)		58,968	2,057
GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^		1,244	889
HarborView Mortgage Loan Trust
1.399% due 01/19/2038		32,305	30,578

1.419% due 11/19/2036		13,125	10,554
1.519% due 08/19/2045		91	88
3.274% due 04/19/2034		230	229
HSI Asset Securitization Corp. Trust
2.026% due 07/25/2035		6,635	6,563
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034		10,000	9,793
Impac Secured Assets Trust
1.386% due 01/25/2037		4,705	4,400
1.496% due 08/25/2036		2,818	2,178
1.566% due 05/25/2036		81	77
IndyMac Mortgage Loan Trust
1.996% due 12/25/2034		589	525
3.170% due 09/25/2036 ^		359	317
3.178% due 08/25/2035		129	116
3.249% due 09/25/2036 ^		6,409	5,549
3.378% due 06/25/2037 ^		24,261	21,102
Jefferies Resecuritization Trust
3.134% due 02/26/2036		1,025	1,019
6.393% due 06/25/2047		1,596	1,516
JPMorgan Alternative Loan Trust
1.376% due 09/25/2036		2,587	2,711
1.376% due 11/25/2036 ^		4,142	3,417
3.038% due 11/25/2036 ^		6,308	6,316
6.000% due 12/27/2036		5,189	4,318
JPMorgan Mortgage Trust
3.454% due 07/25/2035		19	19
3.614% due 04/25/2035		100	101
JPMorgan Resecuritization Trust
6.000% due 09/26/2036		11,049	8,933
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046		9,334	9,412
La Hipotecaria Panamanian Mortgage Trust
3.008% due 11/24/2042		18,676	18,749
LB-UBS Commercial Mortgage Trust
0.458% due 02/15/2040 (a)		16,800	1
5.612% due 02/15/2040		6,500	6,432
Lehman Mortgage Trust
1.536% due 08/25/2036 ^		258	212
5.750% due 02/25/2037		8,419	7,442
Lehman XS Trust
1.336% due 08/25/2036 ^		464	409
2.116% due 08/25/2047		6,166	4,409
Luminent Mortgage Trust
1.446% due 05/25/2037 ^		75	61
Merrill Lynch Mortgage Investors Trust
2.051% due 10/25/2035		454	435
3.425% due 02/25/2036 ^		1,404	1,192
Mesdag Delta BV
0.000% due 01/25/2020	EUR	3,312	3,701
MODA SRL
1.149% due 08/22/2026		4,683	5,363
Morgan Stanley Bank of America Merrill Lynch Trust
1.164% due 12/15/2048 (a)		$8,879	401
Morgan Stanley Mortgage Loan Trust
1.486% due 09/25/2035		645	646
1.586% due 11/25/2035		3,427	3,415
2.116% due 02/25/2036 ^		627	575
3.295% due 09/25/2035 ^		168	138
5.500% due 10/25/2037		1,206	1,212
Mortgage Equity Conversion Asset Trust
1.500% due 02/25/2042		4,154	3,456
1.710% due 01/25/2042		14,154	11,920
1.720% due 05/25/2042		4,807	4,155
MortgageIT Securities Corp. Mortgage Loan Trust
1.446% due 06/25/2047		6,168	5,345
New York Mortgage Trust
1.546% due 08/25/2035		2,123	2,052
RBSSP Resecuritization Trust
1.533% due 09/26/2034		278	269
6.000% due 06/26/2037		888	779
8.502% due 06/26/2037		730	561
Residential Accredit Loans, Inc. Trust
1.356% due 01/25/2037		8,587	7,252
1.416% due 10/25/2046		3,275	2,917
1.516% due 08/25/2035		338	279
1.566% due 08/25/2035 ^		1,865	1,505
1.616% due 10/25/2045		284	252
4.559% due 05/25/2035 ^		124	102
6.000% due 10/25/2034		465	487
8.000% due 04/25/2036 ^		405	401
Residential Asset Securitization Trust
6.250% due 08/25/2036		941	854
Residential Funding Mortgage Securities, Inc. Trust
4.536% due 04/25/2037		1,180	1,044

Royal Bank of Scotland Capital Funding Trust
5.695% due 09/16/2040		28	28
6.335% due 12/16/2049		99	99
Rural Hipotecario Fondo De Titulizacion Hipotecaria
0.000% due 02/13/2033	EUR	395	450
Sandwell Commercial Finance PLC
0.707% due 09/30/2037	GBP	922	1,159
Sequoia Mortgage Trust
3.514% due 07/20/2037		$236	206
Sovereign Commercial Mortgage Securities Trust
6.157% due 07/22/2030		41	41
SRERS Funding Ltd.
1.243% due 05/09/2046		219	219
Structured Adjustable Rate Mortgage Loan Trust
3.336% due 08/25/2035		825	822
Structured Asset Mortgage Investments Trust
1.396% due 07/25/2046		131	116
1.406% due 07/25/2046 ^		8,630	7,066
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.272% due 09/25/2033		238	235
Theatre Hospitals PLC
3.336% due 10/15/2031	GBP	1,282	1,638
Thornburg Mortgage Securities Trust
2.116% due 03/25/2044		$73	70
UBS-Barclays Commercial Mortgage Trust
0.307% due 08/10/2049 (a)		178,586	2,113
Wachovia Bank Commercial Mortgage Trust
5.672% due 10/15/2048		3,985	4,032
5.691% due 10/15/2048		9,830	9,898
6.174% due 02/15/2051		9,660	9,844
WaMu Mortgage Pass-Through Certificates Trust
1.502% due 04/25/2047		1,814	1,534
1.606% due 10/25/2044		6,210	6,111
1.956% due 11/25/2034		1,750	1,726
2.808% due 12/25/2036 ^		1,753	1,665
2.845% due 07/25/2037 ^		160	133
2.919% due 12/25/2035 ^		2,569	2,242
3.064% due 03/25/2037 ^		11,436	10,678
4.001% due 07/25/2037 ^		95	88
Washington Mutual Mortgage Pass-Through Certificates Trust
1.432% due 01/25/2047		3,439	2,625
1.466% due 02/25/2036		512	436
4.365% due 09/25/2036 ^		7,510	4,049
5.750% due 11/25/2035 ^		1,781	1,652
Wells Fargo Alternative Loan Trust
1.756% due 03/25/2037 ^		1,358	1,099
Wells Fargo Mortgage-Backed Securities Trust
1.716% due 06/25/2037 ^		232	201
3.101% due 02/25/2035		18	19
3.111% due 01/25/2035		108	111
3.139% due 11/25/2037 ^		16,790	15,977
3.145% due 03/25/2036		693	693
3.194% due 04/25/2036 ^		214	215
3.329% due 05/25/2036 ^		100	96
3.369% due 08/25/2033		24	25
6.000% due 09/25/2036 ^		36	35
Windermere CMBS Ltd.
0.118% due 04/22/2018	EUR	586	665

Total Non-Agency Mortgage-Backed Securities (Cost $639,710)			676,981

ASSET-BACKED SECURITIES 38.9%
Accredited Mortgage Loan Trust
1.346% due 02/25/2037		$741	735
1.500% due 09/25/2035		3,405	3,100
ACE Securities Corp. Home Equity Loan Trust
1.516% due 02/25/2036		3,178	3,132
1.831% due 12/25/2035		17,261	15,550
1.896% due 09/25/2035		4,617	4,073
2.191% due 11/25/2033		1,488	1,464
2.386% due 02/25/2035		19,953	18,678
Aegis Asset-Backed Securities Trust
1.916% due 03/25/2035		7,050	6,259
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.046% due 12/25/2034		2,890	2,565
Allegro CLO Ltd.
2.390% due 01/30/2026		7,600	7,628
Alpstar CLO PLC
0.150% due 05/15/2024	EUR	7,700	8,795
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.666% due 07/25/2035		$6,400	6,193
1.686% due 05/25/2035		5,000	4,969
2.131% due 01/25/2035		5,152	5,020
Anchorage Capital CLO Ltd.
2.312% due 07/28/2026		800	801
2.852% due 07/28/2026		7,600	7,631

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.006% due 10/25/2033		1,502	1,499
Asset-Backed Funding Certificates Trust
1.836% due 04/25/2034		2,578	2,583
2.466% due 06/25/2034		2,136	2,093
Asset-Backed Securities Corp. Home Equity Loan Trust
1.936% due 06/25/2035		1,112	1,113
2.176% due 11/25/2033		2,666	2,585
Avery Point CLO Ltd.
2.278% due 01/18/2025		2,470	2,469
Babson CLO Ltd.
2.308% due 10/17/2026		4,500	4,506
2.478% due 01/15/2026		5,900	5,924
Ballyrock CLO Ltd.
2.352% due 05/20/2025		300	300
Bear Stearns Asset-Backed Securities Trust
1.366% due 11/25/2036		5,763	5,215
1.416% due 12/25/2036		8,366	8,054
1.416% due 04/25/2037 ^		3,527	3,922
1.456% due 07/25/2036		10,308	9,231
1.716% due 12/25/2035		400	400
BlueMountain CLO Ltd.
2.430% due 04/30/2026		6,200	6,251
Business Loan Express Business Loan Trust
1.506% due 09/25/2038		4,232	3,733
Carlyle Global Market Strategies CLO Ltd.
2.320% due 07/27/2026		4,300	4,304
2.432% due 05/15/2025		19,900	19,929
Carrington Mortgage Loan Trust
1.436% due 10/25/2036		11,809	7,987
Cent CLO Ltd.
2.380% due 07/27/2026		6,900	6,919
2.500% due 10/29/2025		2,400	2,403
Centerline REIT, Inc.
4.760% due 09/21/2045		1,867	1,871
Centex Home Equity Loan Trust
3.735% due 02/25/2032		967	982
Chapel BV
0.330% due 11/17/2064	EUR	2,743	3,107
CIFC Funding Ltd.
2.173% due 10/24/2025		$7,100	7,124
2.370% due 01/29/2025		7,990	8,000
2.392% due 05/24/2026		8,200	8,213
2.538% due 10/17/2026		12,900	12,940
Citigroup Mortgage Loan Trust, Inc.
1.346% due 08/25/2036		22,177	21,252
1.366% due 12/25/2036		4,317	2,284
1.376% due 09/25/2036		688	522
1.396% due 01/25/2037		4,403	2,889
1.476% due 07/25/2045		9,599	7,291
1.516% due 10/25/2036		10,745	7,636
1.626% due 10/25/2035		1,700	1,649
1.666% due 10/25/2035		4,229	3,907
Countrywide Asset-Backed Certificates
1.346% due 12/25/2036 ^		1,647	1,656
1.356% due 06/25/2037		2,813	2,356
1.356% due 07/25/2037 ^		4,117	3,559
1.356% due 06/25/2047		3,839	3,431
1.366% due 05/25/2037		7,045	6,857
1.396% due 06/25/2047		178	175
1.416% due 04/25/2036		35	35
1.416% due 09/25/2047		1,662	1,243
1.436% due 09/25/2037 ^		1,152	955
1.436% due 09/25/2047		4,251	3,827
1.506% due 01/25/2037		16,600	13,417
1.516% due 07/25/2036		276	274
1.586% due 07/25/2036		14,425	10,755
1.696% due 01/25/2036		875	876
1.846% due 02/25/2036		8,280	8,065
1.936% due 01/25/2036		10,300	8,999
2.176% due 08/25/2035		2,844	2,856
Countrywide Asset-Backed Certificates Trust
1.376% due 03/25/2037		1,308	1,284
1.456% due 03/25/2037		21,060	17,371
1.456% due 10/25/2046		10,000	8,812
1.476% due 09/25/2046		3,100	2,870
2.016% due 08/25/2047		358	347
2.116% due 10/25/2034		1,255	1,209
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		2,298	2,306
Credit-Based Asset Servicing and Securitization LLC
1.276% due 11/25/2036		2,265	1,315
1.336% due 07/25/2037		193	127
2.161% due 04/25/2036		10,634	10,239
6.250% due 10/25/2036		1,100	1,125

CSAB Mortgage-Backed Trust
6.000% due 11/25/2036 ^		79	32
Dekania Europe CDO PLC
0.271% due 09/07/2035	EUR	13,000	14,662
Dryden Senior Loan Fund
2.358% due 01/15/2025		$12,444	12,459
2.432% due 11/15/2025		28,300	28,346
Ellington Loan Acquisition Trust
2.266% due 05/25/2037		4,712	4,319
EMC Mortgage Loan Trust
1.766% due 08/25/2040		1,237	1,156
Equifirst Loan Securitization Trust
1.406% due 04/25/2037		12,145	10,548
Faxtor ABS BV
0.659% due 07/25/2094	EUR	3,147	3,583
First Franklin Mortgage Loan Trust
1.376% due 04/25/2036		$6,517	5,999
1.716% due 12/25/2035		6,100	4,621
1.726% due 09/25/2035		3	3
2.026% due 04/25/2035		2,635	2,642
Flagship Credit Auto Trust
1.850% due 07/15/2021		18,300	18,307
Flatiron CLO Ltd.
2.318% due 01/17/2026		7,000	7,001
2.338% due 07/17/2026		6,000	6,007
Fortress Credit BSL Ltd.
2.338% due 01/19/2025		940	942
Fremont Home Loan Trust
1.376% due 05/25/2036		21,434	12,936
2.146% due 04/25/2035		10,657	9,025
GSAA Home Equity Trust
1.446% due 04/25/2047		8,848	6,133
6.000% due 08/25/2047		1,605	1,501
GSAA Trust
1.516% due 05/25/2047		885	699
GSAMP Trust
1.336% due 12/25/2036		1,117	617
Harbourmaster Pro-Rata CLO BV
0.028% due 10/15/2022	EUR	788	900
Holland Park CLO Ltd.
0.601% due 05/14/2027		16,950	19,359
Home Equity Asset Trust
1.686% due 01/25/2036		$17,500	15,882
House of Europe Funding PLC
0.000% due 12/15/2090	EUR	8,661	9,748
HSI Asset Securitization Corp. Trust
1.366% due 12/25/2036		$8,355	6,445
1.606% due 11/25/2035		1,700	1,452
IndyMac Mortgage Loan Trust
1.286% due 07/25/2036		12,991	6,102
Jamestown CLO Ltd.
2.298% due 01/15/2026		9,700	9,699
JPMorgan Mortgage Acquisition Corp.
1.556% due 02/25/2036		9,161	8,683
JPMorgan Mortgage Acquisition Trust
1.366% due 03/25/2037		486	487
1.376% due 05/25/2036		3,997	3,966
1.386% due 04/25/2036		6,288	6,240
KVK CLO Ltd.
2.308% due 01/15/2026		7,700	7,707
LCM LP
2.418% due 10/19/2022		4,332	4,343
Lehman XS Trust
1.386% due 01/25/2037		355	332
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025		5,650	5,685
Long Beach Mortgage Loan Trust
1.361% due 07/25/2036		27,201	18,746
1.366% due 05/25/2036		2,319	1,445
2.011% due 06/25/2034		158	155
2.116% due 06/25/2035		12,800	12,441
Madison Park Funding Ltd.
2.268% due 01/19/2025		6,600	6,608
2.416% due 07/20/2026		19,900	19,931
MASTR Asset-Backed Securities Trust
1.366% due 06/25/2036		10,489	5,900
1.376% due 10/25/2036		3,402	2,185
1.446% due 01/25/2037		13,148	5,299
1.456% due 10/25/2036		8,703	7,040
1.891% due 10/25/2035		269	270
Merrill Lynch Mortgage Investors Trust
1.326% due 08/25/2037		735	466
1.736% due 06/25/2035		852	831
1.936% due 06/25/2035		671	649
Morgan Stanley ABS Capital, Inc. Trust
2.146% due 07/25/2034		630	633

2.266% due 04/25/2035		200	153
3.116% due 02/25/2047		5,581	4,797
Morgan Stanley IXIS Real Estate Capital Trust
1.366% due 11/25/2036		16,940	8,690
Morgan Stanley Mortgage Loan Trust
1.456% due 04/25/2037		2,280	1,135
5.701% due 02/25/2047		3,408	2,386
5.726% due 10/25/2036 ^		3,639	1,857
National Collegiate Student Loan Trust
1.346% due 06/26/2028		757	756
1.676% due 06/25/2029		3,530	3,488
Navient Private Education Loan Trust
3.250% due 05/15/2040		7,500	7,592
Navient Student Loan Trust
2.366% due 03/25/2066		3,831	3,876
Nelder Grove CLO Ltd.
2.300% due 08/28/2026		7,800	7,809
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.626% due 02/25/2036		2,414	2,417
Northwoods Capital Ltd.
2.254% due 11/04/2025		1,800	1,803
NovaStar Mortgage Funding Trust
3.316% due 12/25/2034		4,363	4,315
Oaktree CLO Ltd.
2.376% due 10/20/2026		4,100	4,108
Option One Mortgage Loan Trust
1.396% due 04/25/2037		258	161
1.406% due 01/25/2036		1,355	1,347
1.716% due 08/25/2032		828	803
Option One Mortgage Loan Trust Asset-Backed Certificates
1.856% due 07/25/2033		951	927
Ownit Mortgage Loan Trust
2.146% due 03/25/2036		675	677
OZLM Funding Ltd.
2.288% due 01/17/2026		7,400	7,413
OZLM Ltd.
2.458% due 04/17/2026		6,500	6,531
Pallas CDO BV
0.024% due 07/16/2082	EUR	18,491	20,208
Pangaea ABS SPV
0.000% due 12/28/2096		4,321	4,904
Panther CDO BV
0.027% due 03/20/2084		852	972
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.236% due 10/25/2034		$7,913	7,960
2.341% due 10/25/2034		21,500	18,957
3.091% due 09/25/2034		636	635
Pinnacle Park CLO Ltd.
2.418% due 04/15/2026		8,500	8,533
RAAC Trust
1.516% due 06/25/2044		87	74
1.916% due 03/25/2034		295	283
Race Point CLO Ltd.
2.379% due 11/08/2024		10,087	10,086
Residential Asset Mortgage Products Trust
1.364% due 12/25/2035		12,584	10,635
1.376% due 02/25/2037		2,051	2,029
3.091% due 10/25/2034		8,445	7,814
Residential Asset Securities Corp. Trust
1.366% due 07/25/2036		7,689	6,711
1.466% due 04/25/2037		293	288
RMF Euro CDO PLC
0.132% due 07/18/2023	EUR	265	304
Saxon Asset Securities Trust
1.716% due 11/25/2035		$9,000	7,736
SCF RC Funding LLC
4.100% due 06/25/2047 (c)		10,670	10,669
Securitized Asset-Backed Receivables LLC Trust
2.191% due 03/25/2035		400	402
SG Mortgage Securities Trust
1.646% due 10/25/2035		3,000	2,979
SLC Student Loan Trust
1.356% due 03/15/2027		18,021	18,010
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	2,786	3,175
0.000% due 01/25/2024		11,833	13,479
0.000% due 06/17/2024		7,092	8,069
0.219% due 12/15/2033		1,779	1,990
0.219% due 07/25/2039		880	970
SoFi Consumer Loan Program LLC
3.260% due 08/25/2025		$4,514	4,592
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		5,200	5,197
Specialty Underwriting & Residential Finance Trust
1.366% due 09/25/2037		2,201	1,341
1.366% due 11/25/2037		1,040	679

1.566% due 03/25/2037	683	373
Staniford Street CLO Ltd.
2.426% due 06/15/2025	2,300	2,300
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046	4,679	4,689
Structured Asset Investment Loan Trust
1.389% due 07/25/2036	2,641	1,923
Structured Asset Securities Corp. Mortgage Loan Trust
1.351% due 07/25/2036	1,650	1,563
1.376% due 03/25/2036	1,419	1,416
Symphony CLO Ltd.
2.438% due 07/14/2026	25,800	25,918
THL Credit Wind River CLO Ltd.
2.218% due 01/22/2027	8,710	8,706
2.338% due 04/18/2026	1,150	1,151
Tropic CDO Ltd.
1.478% due 07/15/2036	16,197	12,391
1.908% due 04/15/2034	2,800	2,310
U.S. Capital Funding Ltd.
1.435% due 10/10/2040	1,105	890
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036	7,088	7,111
Vibrant CLO Ltd.
2.498% due 07/17/2024	14,998	15,036
VOLT LLC
3.250% due 05/25/2047	15,847	15,907
3.375% due 05/28/2047	19,049	19,090
3.500% due 06/26/2045	5,997	6,027
3.875% due 09/25/2045	2,765	2,783
3.875% due 04/25/2055	126	127
Voya CLO Ltd.
2.458% due 10/15/2022	2,220	2,218
Wells Fargo Home Equity Asset-Backed Securities Trust
1.796% due 03/25/2035	500	498
WhiteHorse Ltd.
2.370% due 02/03/2025	10,869	10,876

Total Asset-Backed Securities (Cost $1,103,417)		1,141,213

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (f) 0.1%		3,286

U.S. TREASURY BILLS 0.4%
0.937% due 08/31/2017 (d)(e)(g)(k)	11,126	11,109

Total Short-Term Instruments (Cost $14,395)		14,395

Total Investments in Securities (Cost $3,811,353)		3,880,212

	SHARES
INVESTMENTS IN AFFILIATES 12.4%
SHORT-TERM INSTRUMENTS 12.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.4%
PIMCO Short-Term Floating NAV Portfolio III	36,675,792	362,577

Total Short-Term Instruments (Cost $362,557)		362,577

Total Investments in Affiliates (Cost $362,557)		362,577

Total Investments 144.8% (Cost $4,173,911)		$4,242,789
Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $(6,128)		3,903
Other Assets and Liabilities, net (44.9)%		(1,317,030)

Net Assets 100.0%		$2,929,662

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$3,286	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(3,355)	$3,286	$3,286

Total Repurchase Agreements						$(3,355)	$3,286	$3,286

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.200%	06/22/2017	07/07/2017	$(5,514)	$(5,516)
	1.250	06/30/2017	07/07/2017	(90,744)	(90,754)
	1.300	06/26/2017	07/03/2017	(9,340)	(9,343)
	1.350	06/16/2017	07/18/2017	(5,938)	(5,942)
	1.370	06/16/2017	07/18/2017	(1,082)	(1,083)
GSC	1.120	04/12/2017	07/12/2017	(11,111)	(11,139)
JPS	1.130	06/19/2017	09/11/2017	(11,096)	(11,101)
	1.130	06/20/2017	10/05/2017	(50,688)	(50,708)
	1.130	06/29/2017	09/11/2017	(50,500)	(50,506)
NOM	1.030	04/18/2017	07/18/2017	(41,406)	(41,496)
RDR	1.010	05/11/2017	07/11/2017	(89,494)	(89,627)
	1.010	06/30/2017	07/11/2017	(3,015)	(3,015)
	1.290	06/13/2017	07/13/2017	(46,339)	(46,372)
	1.290	06/16/2017	07/13/2017	(34,021)	(34,043)

Total Reverse Repurchase Agreements					$(450,645)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.380%	06/28/2017	07/05/2017	$(4,223)	$(4,223)
	1.390	06/26/2017	07/03/2017	(2,610)	(2,611)
BPG	1.340	06/21/2017	07/21/2017	(4,399)	(4,401)
GSC	1.100	06/22/2017	07/06/2017	(71,200)	(71,223)
	1.120	06/01/2017	07/03/2017	(81,273)	(81,354)
	1.550	06/29/2017	07/06/2017	(15,284)	(15,286)
	1.570	06/30/2017	07/03/2017	(7,606)	(7,607)
NOM	1.050	05/24/2017	07/05/2017	(11,156)	(11,169)
UBS	1.140	06/06/2017	07/06/2017	(157,993)	(158,129)
	1.200	06/07/2017	08/07/2017	(8,708)	(8,716)
	1.220	06/05/2017	09/05/2017	(30,481)	(30,510)
	1.220	06/06/2017	09/06/2017	(225,265)	(225,472)
	1.230	06/09/2017	08/09/2017	(10,632)	(10,641)
	2.400	06/07/2017	08/07/2017	(37,927)	(37,960)
	2.440	06/06/2017	09/06/2017	(21,430)	(21,450)
	2.440	06/29/2017	09/05/2017	(31,326)	(31,330)

Total Sale-Buyback Transactions					$(722,082)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (23.2)%
Fannie Mae, TBA	3.000%	07/01/2047	$139,800	$(140,747)	$(139,592)
Fannie Mae, TBA	3.500	07/01/2047	163,950	(169,183)	(168,351)
Fannie Mae, TBA	3.500	08/01/2047	262,600	(269,575)	(269,178)
Ginnie Mae, TBA	3.000	07/01/2047	102,400	(104,080)	(103,432)

Total Short Sales (23.2)%				$(683,585)	$(680,553)

(g)	Securities with an aggregate market value of $1,171,797 and cash of $1,334 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(1,017,854) at a weighted average interest rate of 0.981%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(775) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2017	375	$47,074	$(126)	$0	$(105)

Total Futures Contracts				$(126)	$0	$(105)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/16/2018	$ 168,700	$592	$1,659	$(1,067)	$0	$(33)
Pay (2)	3-Month USD-LIBOR	1.900	07/12/2022	44,400	136	(96)	232	232	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047	147,150	26,146	23,536	2,610	564	0

					$26,874	$25,099	$1,775	$796	$(33)

Total Swap Agreements					$26,874	$25,099	$1,775	$796	$(33)

(i)	Securities with an aggregate market value of $1,189 and cash of $10,483 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	Unsettled variation margin liability of $(39) for closed swap agreements is outstanding at period end.
(2)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	EUR	116,773		$131,253	$0	$(2,120)
BPS	07/2017		$128,833	EUR	113,709	1,040	0
	08/2017	EUR	113,709		$129,021	0	(1,038)
CBK	07/2017	GBP	16,891		21,734	0	(266)
HUS	07/2017		$2,828	EUR	2,525	56	0
JPM	07/2017		4,486		3,963	40	0
	07/2017		1,640	GBP	1,287	36	0
RBC	07/2017	GBP	276		$350	0	(9)
SCX	07/2017	EUR	1,115		1,252	0	(21)
UAG	07/2017		$20,352	GBP	15,880	331	0
	08/2017	GBP	15,880		$20,370	0	(331)

Total Forward Foreign Currency Contracts						$1,503	$(3,785)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.630%	03/12/2018	$2,495,000	$1,160	$39
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	1,333
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050	09/05/2017	234,000	2,449	6,285
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	05/14/2018	282,600	2,654	2,050
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.530	05/21/2018	94,500	1,802	1,843
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018	63,700	630	922
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/05/2018	965,000	965	54
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	05/09/2018	867,700	599	312
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	1,041,700	594	6

							$12,187	$12,844

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$1,000,000	$900	$138
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.150	3-Month USD-LIBOR	11/28/2017	1,000,000	850	138

						$1,750	$276

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.000% due 07/01/2047	$100.719	07/06/2017	$25,000	$2	$2
FAR	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	73.000	07/06/2017	25,000	1	0
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2047	113.000	09/06/2017	200,000	8	0
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2047	82.000	09/06/2017	40,000	2	0
FBF	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.711	07/06/2017	7,000	1	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	71.000	07/06/2017	250,000	10	0
	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	99.531	08/07/2017	16,000	32	73
	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	100.031	08/07/2017	16,000	57	115
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	124.000	08/07/2017	105,000	4	0
	Put - OTC Fannie Mae, TBA 4.500% due 07/01/2047	74.000	07/06/2017	98,000	4	0
	Put - OTC Ginnie Mae, TBA 4.000% due 08/01/2047	74.000	08/07/2017	27,000	1	0

					$122	$190

Total Purchased Options					$14,059	$13,310

Written Options:

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$2,000,000	$(1,040)	$(46)
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.040	3-Month USD-LIBOR	11/28/2017	2,000,000	(860)	(47)

						$(1,900)	$(93)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	$103.313	07/06/2017	$16,500	$(23)	$(1)
FAR	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	98.359	07/06/2017	43,000	(193)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.352	07/06/2017	38,000	(101)	(3)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2047	102.477	08/07/2017	19,500	(48)	(85)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.477	08/07/2017	19,500	(44)	(23)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.734	08/07/2017	3,000	(8)	(2)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	98.906	08/07/2017	19,500	(38)	(47)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	101.359	07/06/2017	16,500	(30)	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	102.305	07/06/2017	66,000	(188)	(26)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	102.898	07/06/2017	25,000	(74)	(18)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.141	07/06/2017	16,500	(44)	(81)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.352	07/06/2017	39,500	(131)	(270)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.359	07/06/2017	56,000	(188)	(387)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.203	08/07/2017	18,500	(36)	(36)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.383	08/07/2017	22,500	(43)	(31)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.633	08/07/2017	16,000	(19)	(15)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.750	08/07/2017	17,500	(42)	(13)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2047	104.781	08/07/2017	30,000	(41)	(79)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2047	105.031	08/07/2017	30,000	(62)	(114)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	100.719	07/06/2017	188,900	(826)	(1,650)
	Call - OTC Fannie Mae, TBA 3.000% due 07/01/2047	100.906	07/06/2017	83,000	(182)	(2)
	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	99.898	08/07/2017	21,000	(66)	(135)
	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2047	100.367	08/07/2017	44,000	(248)	(115)
	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2047	100.641	08/07/2017	3,000	(15)	(6)
	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2047	100.938	08/07/2017	20,500	(44)	(26)
	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2047	101.125	08/07/2017	22,500	(69)	(22)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.734	07/06/2017	28,500	(49)	0
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.180	08/07/2017	22,000	(44)	(44)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.313	08/07/2017	39,000	(76)	(60)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.438	08/07/2017	51,500	(121)	(65)

					$(3,093)	$(3,356)

Total Written Options					$(4,993)	$(3,449)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2020	0.600%	10/20/2022	$12,673	$0	$(1)	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$5,966	$(2,058)	$1,173	$0	$(885)
	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	12,642	(2,758)	1,685	0	(1,073)
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	908	(201)	124	0	(77)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	25,000	(1,384)	1,226	0	(158)
CBK	CMBX.NA.AAA.4 Index	0.350	02/17/2051	37	(2)	2	0	0
DUB	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,000	(108)	81	0	(27)
FBF	CMBX.NA.AAA.4 Index	0.350	02/17/2051	3	0	0	0	0
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	43,815	(967)	1,044	77	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	20,000	(608)	600	0	(8)
GST	CMBX.NA.AAA.10 Index	0.500	11/17/2059	6,350	(139)	(5)	0	(144)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	12	(1)	1	0	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	800	(38)	38	0	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	7,300	(381)	335	0	(46)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	300	(13)	9	0	(4)
JPS	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,000	(108)	81	0	(27)
MYC	CMBX.NA.AAA.10 Index	0.500	11/17/2059	21,000	(734)	257	0	(477)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	50,000	(1,889)	1,869	0	(20)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	15,000	(1,430)	1,226	0	(204)
SAL	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	7,570	(1,484)	841	0	(643)
	CMBX.NA.AAA.10 Index	0.500	11/17/2059	33,100	(891)	139	0	(752)

					$(15,194)	$10,726	$77	$(4,545)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.760%	07/13/2017	$99,000	$0	$(2)	$0	$(2)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.745	09/15/2017	102,500	0	22	22	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.755	09/15/2017	180,000	0	21	21	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	12/08/2017	102,500	0	1	1	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.759	08/14/2017	1,370,000	0	81	81	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.755	09/13/2017	500,000	0	60	60	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	12/08/2017	102,500	0	1	1	0

						$0	$184	$186	$(2)

Total Return Swaps on Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	01/12/2038	$23,209	$0	$0	$0	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	5,662	0	(6)	0	(6)
	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	4,033	0	2	2	0
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	8,247	0	(8)	0	(8)
	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	6,275	0	2	2	0

							$0	$(10)	$4	$(14)

Total Swap Agreements							$(15,194)	$10,899	$267	$(4,562)

(k)	Securities with an aggregate market value of $9,829 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$25,933	$0	$25,933
U.S. Government Agencies	0	1,165,220	0	1,165,220
U.S. Treasury Obligations	0	856,470	0	856,470
Non-Agency Mortgage-Backed Securities	0	618,803	58,178	676,981
Asset-Backed Securities	0	1,139,342	1,871	1,141,213
Short-Term Instruments
Repurchase Agreements	0	3,286	0	3,286
U.S. Treasury Bills	0	11,109	0	11,109
	$0	$3,820,163	$60,049	$3,880,212

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$362,577	$0	$0	$362,577

Total Investments	$362,577	$3,820,163	$60,049	$4,242,789

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(680,553)	$0	$(680,553)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	796	0	796
Over the counter	0	15,080	0	15,080
	$0	$15,876	$0	$15,876

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(105)	(33)	0	(138)
Over the counter	(80)	(11,715)	(1)	(11,796)

	$(185)	$(11,748)	$(1)	$(11,934)

Total Financial Derivative Instruments	$(185)	$4,128	$(1)	$3,942

Totals	$362,392	$3,143,738	$60,048	$3,566,178

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (2)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$48,684	$10,608	$(1,310)	$20	$131	$45	$0	$0	$58,178	$53
Asset-Backed Securities	1,800	0	0	0	0	3	1,871	(1,803)	1,871	0

	$50,484	$10,608	$(1,310)	$20	$131	$48	$1,871	$(1,803)	$60,049	$53
Financial Derivative Instruments – Assets
Over the counter	$1	$0	$(2)	$0	$2	$(2)	$0	$0	$(1)	$1

Totals	$50,485	$10,608	$(1,312)	$20	$133	$46	$1,871	$(1,803)	$60,048	$54

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$38,647	Proxy Pricing	Base Price	100.438 - 102.992
	19,531	Third Party Vendor	Broker Quote	83.195 - 86.442
Asset-Backed Securities	1,871	Third Party Vendor	Broker Quote	100.250
Financial Derivative Instruments – Assets
Over the counter	(1)	Indicative Market Quotation	Broker Quote	0.012

Total	$60,048

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 171.8%
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.4%
Preferred Term Securities Ltd.
2.155% due 07/03/2033	$900	$783

INDUSTRIALS 0.5%
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	976	983

Total Corporate Bonds & Notes (Cost $1,647)		1,766

U.S. GOVERNMENT AGENCIES 141.6%
Fannie Mae
0.000% due 07/25/2022 (b)(c)	8	7
1.120% due 12/25/2036	1,533	1,508
1.336% due 03/25/2034	343	341
1.366% due 08/25/2034	21	21
1.456% due 06/25/2033	26	25
1.474% due 10/25/2046 (a)	79	4
1.476% due 06/25/2032	115	111
1.516% due 03/25/2018	11	11
1.554% due 09/25/2045 (a)	233	13
1.556% due 11/25/2032	43	42
1.572% due 07/25/2045 (a)	1,107	70
1.580% due 07/25/2044 (a)	304	15
1.609% due 04/18/2028	1	1
1.612% due 10/25/2045 (a)	408	24
1.652% due 04/25/2055 (a)	477	23
1.666% due 05/25/2023 - 07/25/2036	842	846
1.695% due 07/25/2052 (a)	300	16
1.716% due 03/25/2032	190	190
1.785% due 07/25/2044 (a)	254	12
1.803% due 08/25/2054 (a)	408	25
1.827% due 05/01/2033	120	124
1.866% due 02/25/2024	113	114
1.871% due 01/25/2045 (a)	278	16
1.872% due 03/25/2045 (a)	306	19
1.876% due 04/25/2037	996	1,009
1.892% due 08/01/2042 - 10/01/2044	864	878
1.908% due 08/25/2055 (a)	298	17
1.916% due 10/25/2037	916	929
1.981% due 08/25/2044 (a)	272	16
2.000% due 01/01/2028 - 09/01/2029	762	749
2.216% due 04/25/2023 - 04/25/2032	102	106
2.368% due 02/01/2036	284	284
2.377% due 01/25/2022 (a)	6,168	386
2.500% due 06/01/2028 - 12/01/2046	1,960	1,941
2.623% due 08/01/2027 - 03/01/2032	201	206
2.624% due 11/01/2035	51	54
2.635% due 10/01/2028	8	8
2.675% due 09/01/2034	236	250
2.678% due 02/01/2042	337	351
2.719% due 12/01/2034	272	286
2.775% due 12/01/2035	301	303
2.787% due 10/01/2035	40	42
2.807% due 01/01/2035	44	46
2.816% due 01/01/2035	36	38
2.823% due 01/01/2035 - 02/01/2035	85	89
2.825% due 10/01/2037	1,460	1,539
2.826% due 10/01/2035	12	13
2.833% due 03/01/2035	3	4
2.836% due 09/01/2041	336	353
2.849% due 01/01/2035	160	166
2.850% due 11/01/2034	17	18
2.921% due 05/01/2035	31	32
2.925% due 05/01/2035	230	240
2.939% due 12/01/2034	7	7
2.944% due 07/25/2039	1,322	1,302
2.956% due 04/01/2033	74	78
2.967% due 01/01/2036	342	361
2.987% due 09/01/2035	70	73
2.989% due 05/01/2035	99	105
2.991% due 01/01/2035	36	38

3.000% due 06/01/2029 - 09/25/2045	4,212	4,230
3.000% due 04/25/2046 (a)	754	108
3.008% due 02/01/2035	78	81
3.069% due 03/01/2035	32	33
3.079% due 12/01/2034	18	19
3.084% due 05/01/2023	3	3
3.095% due 07/01/2035	76	80
3.129% due 05/25/2035	165	174
3.136% due 04/01/2035	60	63
3.176% due 03/01/2035	19	19
3.197% due 07/01/2035	69	73
3.236% due 02/01/2035	21	22
3.240% due 05/01/2038	1,063	1,125
3.256% due 02/01/2035	41	43
3.257% due 06/01/2030	7	7
3.260% due 02/01/2035	37	40
3.308% due 07/01/2035	32	34
3.330% due 07/01/2022	732	772
3.405% due 11/01/2035	68	70
3.406% due 02/01/2035	27	29
3.437% due 05/01/2035	104	109
3.440% due 02/01/2032	500	517
3.500% due 09/01/2039 - 02/01/2046	7,450	7,660
3.500% due 04/25/2046 (a)	727	87
3.600% due 08/01/2023	448	476
3.630% due 10/01/2032	128	129
4.000% due 09/01/2018 - 05/01/2047	25,630	27,146
4.384% due 06/25/2044 (a)	1,256	186
4.424% due 04/25/2043 - 06/25/2043	1,300	1,218
4.500% due 04/01/2018 - 08/25/2043	4,227	4,560
4.574% due 03/25/2043	282	263
4.834% due 06/25/2046 (a)	1,870	374
5.000% due 01/01/2019 - 01/01/2024	408	422
5.500% due 08/01/2024 - 11/01/2039	851	948
6.000% due 07/01/2017 - 11/01/2040	2,418	2,706
6.500% due 09/25/2023 - 11/01/2037	1,195	1,342
6.500% due 04/25/2038 (a)	45	12
6.882% due 10/25/2045	203	206
7.000% due 09/25/2023	11	12
7.500% due 09/01/2034	1	2
Fannie Mae, TBA
2.500% due 08/01/2032 - 07/01/2047	6,050	6,057
3.000% due 08/01/2032 - 09/01/2047	18,050	18,243
3.500% due 08/01/2032 - 07/01/2047	11,600	12,059
4.000% due 08/01/2047	10,000	10,493
5.000% due 08/01/2047	5,000	5,457
Federal Housing Administration
7.430% due 06/01/2019	7	7
Freddie Mac
0.932% due 01/25/2023 (a)	22,571	829
1.146% due 11/25/2022 (a)	10,236	461
1.345% due 09/25/2021	354	354
1.367% due 04/25/2021 (a)	6,415	249
1.409% due 05/15/2035	53	53
1.454% due 11/25/2019 (a)	3,553	85
1.512% due 10/15/2037 (a)	1,051	62
1.514% due 10/15/2037 (a)	83	4
1.540% due 11/25/2019 (a)	33,491	963
1.546% due 11/25/2021	390	391
1.559% due 06/15/2032 - 12/15/2032	147	148
1.609% due 12/15/2031	89	89
1.610% due 10/15/2037 (a)	37	2
1.615% due 11/15/2036 (a)	224	16
1.655% due 03/15/2037 (a)	89	5
1.659% due 09/15/2030	9	9
1.673% due 06/15/2038 (a)	141	9
1.694% due 11/15/2038 (a)	266	16
1.797% due 08/15/2041 (a)	80	5
1.841% due 02/01/2018	3	3
1.887% due 05/15/2037 (a)	72	4
1.892% due 02/25/2045	247	248
1.921% due 10/15/2041 (a)	222	13
1.995% due 02/15/2038 (a)	185	10
2.027% due 02/15/2038 (a)	182	11
2.059% due 02/15/2021	105	106
2.116% due 08/15/2036 (a)	191	12
2.500% due 01/15/2045 - 09/01/2046	1,515	1,475
2.836% due 09/01/2034	546	576
2.847% due 11/01/2031	31	33
2.859% due 01/01/2034	19	20
2.888% due 11/01/2028	1	1
2.890% due 09/01/2037	356	375
2.909% due 02/01/2028	35	35
3.000% due 06/15/2037 - 08/01/2046	5,681	5,551
3.013% due 04/01/2035	69	73
3.016% due 08/01/2025	1	1

3.046% due 04/01/2035	46	49
3.048% due 05/01/2032	17	17
3.091% due 11/01/2036	162	172
3.107% due 02/01/2035	8	8
3.202% due 06/01/2035	34	37
3.210% due 09/01/2035	248	261
3.250% due 03/01/2035	10	10
3.288% due 02/01/2035	6	6
3.352% due 01/01/2035	44	46
3.392% due 10/01/2039	1,036	1,087
3.402% due 08/01/2036	29	30
3.493% due 02/01/2035	18	19
3.500% due 12/15/2022 - 10/15/2044	673	673
3.500% due 01/15/2043 (a)	401	81
3.645% due 03/01/2035	14	15
4.000% due 03/15/2042 - 06/01/2047	7,165	7,547
4.000% due 09/15/2045 - 04/15/2046 (a)	2,821	511
4.500% due 03/15/2021 - 04/01/2044	990	1,075
5.000% due 08/01/2033 - 07/01/2041	4,711	5,161
5.500% due 12/01/2017 - 06/01/2040	2,766	3,086
5.500% due 10/15/2035 (a)	278	54
6.000% due 02/01/2024 - 05/01/2040	2,025	2,284
6.500% due 12/15/2023 - 05/15/2028	217	241
8.000% due 06/15/2026	4	5
9.465% due 05/15/2035	139	163
11.798% due 05/15/2041	203	256
Freddie Mac, TBA
2.500% due 07/01/2032 - 08/01/2047	4,000	3,935
3.000% due 07/01/2032 - 07/01/2047	11,500	11,517
3.500% due 08/01/2047	14,000	14,355
4.000% due 08/01/2047	5,500	5,773
Ginnie Mae
0.751% due 12/20/2045 (a)	474	10
0.780% due 06/20/2042 (a)	485	15
0.790% due 11/20/2045 (a)	433	13
0.815% due 09/20/2045 (a)	559	16
0.830% due 06/20/2042 (a)	447	14
0.926% due 06/20/2043 (a)	375	12
1.372% due 07/16/2032	6	6
1.422% due 08/16/2032	86	86
1.713% due 09/20/2063	998	1,004
1.722% due 04/16/2032	85	85
1.743% due 09/20/2065	1,001	1,007
1.993% due 04/20/2063 - 08/20/2063	3,466	3,526
2.000% due 03/20/2043	82	75
2.125% due 07/20/2022 - 08/20/2026	12	13
2.293% due 09/20/2063	826	848
2.500% due 12/20/2021	2	2
3.000% due 05/20/2039 (a)	390	48
3.000% due 03/20/2043 - 10/15/2045	558	565
3.500% due 02/20/2018 - 03/20/2047	8,003	8,224
3.500% due 01/20/2041 - 08/20/2042 (a)	3,028	476
4.000% due 01/20/2018 - 04/15/2047	1,511	1,607
4.000% due 06/20/2045 (a)	1,735	296
4.070% due 01/15/2050	1,273	1,309
4.500% due 01/15/2035 - 06/20/2043	2,420	2,609
4.868% due 11/20/2045 (a)	1,390	274
5.000% due 11/20/2034 - 08/20/2045	2,830	3,101
5.500% due 09/15/2033 - 12/15/2039	349	392
6.000% due 05/20/2042	96	108
6.500% due 07/15/2024 - 08/15/2038	554	622
6.882% due 09/20/2045	177	188
7.500% due 08/15/2027	1	1
Ginnie Mae, TBA
3.000% due 07/01/2047	7,800	7,879
3.500% due 07/01/2047 - 08/01/2047	21,700	22,438
4.000% due 07/01/2047 - 08/01/2047	7,800	8,199
4.500% due 08/01/2047	9,000	9,556

Total U.S. Government Agencies (Cost $268,288)		269,006

U.S. TREASURY OBLIGATIONS 8.4%
U.S. Treasury Notes
1.750% due 06/30/2022	2,400	2,385
1.875% due 02/28/2022	6,700	6,708
2.000% due 08/31/2021	400	403
2.000% due 10/31/2021	900	907
2.125% due 08/15/2021	700	710
2.250% due 11/15/2025	1,400	1,400
2.250% due 02/15/2027	2,800	2,788
2.375% due 05/15/2027	700	705

Total U.S. Treasury Obligations (Cost $15,999)		16,006

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045	25	25
Banc of America Funding Trust
1.502% due 05/20/2035 ^	71	51
3.559% due 01/20/2047 ^	414	390
Banc of America Mortgage Trust
4.067% due 07/20/2032	10	10
CBA Commercial Small Balance Commercial Mortgage
1.271% due 12/25/2036	88	84
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.496% due 01/25/2035	49	46
Citigroup Mortgage Loan Trust, Inc.
1.824% due 08/25/2035 ^	753	679
COLT Funding LLC
3.000% due 05/25/2046	213	215
Countrywide Alternative Loan Trust
1.412% due 07/20/2046 ^	100	62
1.426% due 05/25/2035	479	401
1.466% due 09/25/2046 ^	446	145
1.466% due 10/25/2046 ^	116	83
1.486% due 05/25/2036 ^	3	14
1.492% due 09/20/2046	356	157
1.556% due 10/25/2046 ^	393	201
1.586% due 11/25/2035 ^	22	6
Countrywide Commercial Mortgage Trust
6.477% due 11/12/2043	169	170
Countrywide Home Loan Mortgage Pass-Through Trust
1.516% due 04/25/2046 ^	25	23
1.556% due 03/25/2036	64	42
1.566% due 02/25/2036 ^	15	23
1.796% due 02/25/2035	4	4
1.796% due 04/25/2035	168	149
2.136% due 09/25/2034	215	159
2.363% due 04/25/2035	606	504
2.462% due 06/19/2031	37	36
Credit Suisse First Boston Mortgage Securities Corp.
3.148% due 09/25/2034	216	213
Credit Suisse Mortgage Capital Certificates
4.791% due 05/27/2053	479	494
GreenPoint Mortgage Funding Trust
1.416% due 10/25/2046	357	284
1.416% due 12/25/2046 ^	313	242
1.486% due 04/25/2036 ^	26	21
1.536% due 09/25/2046 ^	356	233
1.556% due 10/25/2046	349	229
GSR Mortgage Loan Trust
1.476% due 08/25/2046	319	193
HarborView Mortgage Loan Trust
1.404% due 07/21/2036	157	137
1.449% due 03/19/2036	60	47
HomeBanc Mortgage Trust
1.396% due 12/25/2036	164	155
IndyMac Mortgage Loan Trust
1.416% due 06/25/2046	150	131
1.416% due 11/25/2046	301	270
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.609% due 01/15/2033	1,010	1,013
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046	857	864
La Hipotecaria Panamanian Mortgage Trust
3.008% due 11/24/2042	1,055	1,059
Lehman XS Trust
1.536% due 11/25/2046 ^	358	200
MASTR Adjustable Rate Mortgages Trust
1.516% due 05/25/2047 ^	310	221
1.556% due 05/25/2047 ^	310	159
MASTR Alternative Loan Trust
1.616% due 03/25/2036	1,076	244
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.859% due 11/15/2031	80	75
Residential Accredit Loans, Inc. Trust
1.416% due 12/25/2046 ^	270	225
1.446% due 05/25/2037 ^	52	39
1.486% due 05/25/2046 ^	170	130
3.571% due 08/25/2035 ^	202	126
Sequoia Mortgage Trust
1.909% due 10/19/2026	57	56
1.972% due 10/20/2027	12	11
Structured Asset Mortgage Investments Trust
1.869% due 09/19/2032	33	32
Thornburg Mortgage Securities Trust
2.948% due 10/25/2046	220	209

UBS-Barclays Commercial Mortgage Trust
1.393% due 04/10/2046 (a)	3,315	176
WaMu Mortgage Pass-Through Certificates Trust
1.716% due 07/25/2044	161	156
1.916% due 12/25/2045	315	217
Washington Mutual Mortgage Pass-Through Certificates Trust
1.452% due 12/25/2046	255	191
1.466% due 07/25/2046 ^	23	11
1.502% due 04/25/2047 ^	31	1
Wells Fargo Commercial Mortgage Trust
2.154% due 10/15/2045 (a)	2,753	209

Total Non-Agency Mortgage-Backed Securities (Cost $11,850)		11,952

ASSET-BACKED SECURITIES 13.6%
ACE Securities Corp. Home Equity Loan Trust
1.356% due 07/25/2036	1,893	1,387
Aegis Asset-Backed Securities Trust
1.916% due 03/25/2035	300	266
Amortizing Residential Collateral Trust
1.796% due 07/25/2032	25	24
1.916% due 10/25/2031	12	12
Amresco Residential Securities Corp. Mortgage Loan Trust
1.711% due 06/25/2028	82	79
1.846% due 09/25/2028	213	212
Atrium CDO Corp.
2.036% due 07/16/2025	2,500	2,504
Bayview Opportunity Master Fund Trust
3.598% due 02/28/2032	964	966
Carlyle Global Market Strategies CLO Ltd.
2.320% due 07/27/2026	300	300
Centex Home Equity Loan Trust
1.516% due 01/25/2032	12	12
CIT Group Home Equity Loan Trust
1.564% due 06/25/2033	90	88
Citigroup Global Markets Mortgage Securities, Inc.
2.191% due 10/25/2028	41	41
Citigroup Mortgage Loan Trust, Inc.
1.376% due 12/25/2036	966	649
Conseco Finance Home Equity Loan Trust
2.659% due 05/15/2032	387	387
Countrywide Asset-Backed Certificates
1.356% due 04/25/2047	261	247
1.896% due 06/25/2033	130	128
Denali Capital CLO Ltd.
1.383% due 01/22/2022	76	76
EMC Mortgage Loan Trust
1.966% due 08/25/2040	69	65
Flagship Ltd.
2.276% due 01/20/2026	500	500
Fortress Credit BSL Ltd.
2.338% due 01/19/2025	342	342
GCAT LLC
4.500% due 03/25/2021	683	688
GSAA Home Equity Trust
1.516% due 03/25/2037	346	242
Home Equity Asset Trust
1.816% due 11/25/2032	3	2
HSI Asset Securitization Corp. Trust
1.356% due 01/25/2037	525	388
Jamestown CLO Ltd.
2.378% due 01/17/2027	2,300	2,300
Madison Park Funding Ltd.
2.268% due 01/19/2025	400	401
Morgan Stanley ABS Capital, Inc. Trust
1.346% due 01/25/2037	1,252	677
Morgan Stanley Mortgage Loan Trust
1.576% due 04/25/2037	775	391
Navient Student Loan Trust
2.366% due 03/25/2066	1,121	1,134
Northwoods Capital Ltd.
2.254% due 11/04/2025	400	401
NYMT Residential
4.000% due 03/25/2021	391	389
Palmer Square CLO Ltd.
2.152% due 05/15/2025	600	602
Residential Asset Securities Corp. Trust
1.466% due 11/25/2036	764	508
Saxon Asset Securities Trust
2.966% due 12/25/2037	266	241
Securitized Asset-Backed Receivables LLC Trust
1.861% due 01/25/2035	893	799
Shackleton CLO Ltd.
2.275% due 01/13/2025	300	301
SMB Private Education Loan Trust
2.059% due 07/15/2022	204	204

Specialty Underwriting & Residential Finance Trust
1.896% due 01/25/2034	35	33
Staniford Street CLO Ltd.
2.426% due 06/15/2025	200	200
Structured Asset Investment Loan Trust
1.526% due 01/25/2036	1,600	1,311
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	53	53
Utah State Board of Regents
1.774% due 01/25/2057	1,707	1,712
VOLT LLC
3.250% due 04/25/2059	2,000	2,003
3.375% due 04/25/2047	261	261
3.875% due 04/25/2055	7	7
Voya CLO Ltd.
2.458% due 10/15/2022	2,220	2,218

Total Asset-Backed Securities (Cost $25,014)		25,751

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (d) 1.0%		1,952

Total Short-Term Instruments (Cost $1,952)		1,952

Total Investments in Securities (Cost $324,750)		326,433

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	19,642	194

Total Short-Term Instruments (Cost $194)		194

Total Investments in Affiliates (Cost $194)		194

Total Investments 171.9% (Cost $324,944)		$326,627
Financial Derivative Instruments (e)(f) 0.0% (Cost or Premiums, net $(38))		(6)
Other Assets and Liabilities, net (71.9)%		(136,603)

Net Assets 100.0%		$190,018

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$1,952	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(1,993)	$1,952	$1,952

Total Repurchase Agreements						$(1,993)	$1,952	$1,952

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Government Agencies (32.5)%
Fannie Mae, TBA	3.000%	08/01/2047	4,200	$(4,220)	$(4,187)
Fannie Mae, TBA	3.500	07/01/2047	3,100	(3,202)	(3,190)
Fannie Mae, TBA	3.500	08/01/2047	21,000	(21,557)	(21,526)
Fannie Mae, TBA	4.000	08/01/2047	10,700	(11,247)	(11,227)
Fannie Mae, TBA	4.500	08/01/2047	6,000	(6,445)	(6,428)
Fannie Mae, TBA	5.500	08/01/2047	2,000	(2,211)	(2,215)
Fannie Mae, TBA	6.000	07/01/2047	2,500	(2,830)	(2,815)
Ginnie Mae, TBA	2.500	07/01/2047	4,000	(3,909)	(3,901)
Ginnie Mae, TBA	3.000	07/01/2047	900	(919)	(909)
Ginnie Mae, TBA	4.500	07/01/2047	2,000	(2,149)	(2,143)
Ginnie Mae, TBA	5.000	07/01/2047	3,000	(3,283)	(3,269)

				(61,972)	(61,810)

U.S. Treasury Obligations (0.4)%
U.S. Treasury Notes	2.375%	05/15/2027	800	(805)	(808)

Total Short Sales (32.9)%				$(62,777)	$(62,618)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	Payable for short sales includes $3 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2017 was $(8) at a weighted average interest rate of 0.700%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/21/2023	$11,700	$235	$245	$(10)	$27	$0
Receive	3-Month USD-LIBOR	2.200	02/03/2026	12,000	(66)	(365)	299	34	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047	2,350	418	448	(30)	9	0

					$587	$328	$259	$70	$0

Total Swap Agreements					$587	$328	$259	$70	$0

Cash of $838 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(f)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720%	06/14/2018	$1,000	$10	$15
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	45,900	26	0

							$36	$15

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 09/01/2047	$68.000	09/06/2017	$24,000	$1	$0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	99.531	08/07/2017	500	1	2
	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	100.031	08/07/2017	500	1	4
	Put - OTC Freddie Mac, TBA 3.500% due 08/01/2047	73.000	08/07/2017	14,000	1	0

					$4	$6

Total Purchased Options					$40	$21

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	$103.313	07/06/2017	$750	$(1)	$0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2047	102.477	08/07/2017	1,000	(3)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.477	08/07/2017	1,000	(2)	(1)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	98.906	08/07/2017	1,000	(2)	(2)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	101.359	07/06/2017	1,000	(2)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	102.898	07/06/2017	1,000	(3)	(1)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.141	07/06/2017	500	(1)	(3)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.352	07/06/2017	1,000	(3)	(7)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.203	08/07/2017	1,000	(2)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.383	08/07/2017	2,000	(4)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.633	08/07/2017	1,500	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.750	08/07/2017	1,000	(2)	(1)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2047	104.781	08/07/2017	1,500	(2)	(4)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2047	105.031	08/07/2017	1,500	(3)	(6)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	100.719	07/06/2017	6,000	(26)	(52)
	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	99.898	08/07/2017	1,000	(3)	(6)
	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2047	100.938	08/07/2017	1,000	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2047	101.125	08/07/2017	1,000	(3)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.734	07/06/2017	1,000	(2)	0
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.180	08/07/2017	1,000	(2)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.313	08/07/2017	1,500	(3)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.438	08/07/2017	2,000	(5)	(3)

					$(78)	$(102)

Total Written Options					$(78)	$(102)

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.745%	09/15/2017	$5,000	$0	$1	$1	$0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.755	09/15/2017	10,000	0	1	1	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	12/08/2017	5,000	0	0	0	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.759	08/14/2017	100,000	0	6	6	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	12/08/2017	5,000	0	0	0	0

						$0	$8	$8	$0

Total Return Swaps on Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	01/12/2038	$1,422	$0	$0	$0	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	798	0	(2)	0	(2)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	456	0	(1)	0	(1)

							$0	$(3)	$0	$(3)

Total Swap Agreements							$0	$5	$8	$(3)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$783	$0	$783
Industrials	0	983	0	983
U.S. Government Agencies	0	268,999	7	269,006
U.S. Treasury Obligations	0	16,006	0	16,006
Non-Agency Mortgage-Backed Securities	0	10,029	1,923	11,952
Asset-Backed Securities	0	25,751	0	25,751
Short-Term Instruments
Repurchase Agreements	0	1,952	0	1,952
	$0	$324,503	$1,930	$326,433

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$194	$0	$0	$194

Total Investments	$194	$324,503	$1,930	$326,627

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(61,810)	0	(61,810)
U.S. Treasury Obligations	0	(808)	0	(808)
	$0	$(62,618)	$0	$(62,618)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	70	0	70
Over the counter	0	29	0	29
	$0	$99	$0	$99

Financial Derivative Instruments - Liabilities
Over the counter	$(4)	$(101)	$0	$(105)

Total Financial Derivative Instruments	$(4)	$(2)	$0	$(6)

Totals	$190	$261,883	$1,930	$264,003

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
U.S. Government Agencies	$10	$0	$(3)	$0	$0	$0	$0	$0	$7	$0
Non-Agency Mortgage-Backed Securities	1,948	0	(34)	0	(1)	10	0	0	1,923	8
Asset-Backed Securities	400	0	0	0	0	1	0	(401)	0	0

Totals	$2,358	$0	$(37)	$0	$(1)	$11	$0	$(401)	$1,930	$8

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$7	Proxy Pricing	Base Price	97.458
Non-Agency Mortgage-Backed Securities	1,923	Proxy Pricing	Base Price	100.438 - 101.610

Total	$1,930

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Multi-Strategy Alternative Fund

June 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.8%
COMMON STOCKS 0.4%
INFORMATION TECHNOLOGY 0.4%
Apple, Inc. (g)	3,029	$436

		436

Total Common Stocks (Cost $395)		436

EXCHANGE-TRADED FUNDS 0.2%
iShares MSCI EAFE ETF	3,121	204

Total Exchange-Traded Funds (Cost $204)		204

SHORT-TERM INSTRUMENTS 9.2%
REPURCHASE AGREEMENTS (e) 4.6%		5,000

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.4%
Federal Home Loan Bank
0.939% due 07/13/2017 (b)(c)	$100	100
0.969% due 07/17/2017 (b)(c)	400	400

		500

U.S. TREASURY BILLS 4.2%
0.942% due 08/17/2017 - 09/07/2017 (a)(b)(g)(i)	4,549	4,542

Total Short-Term Instruments (Cost $10,042)		10,042

Total Investments in Securities (Cost $10,641)		10,682

	SHARES
INVESTMENTS IN AFFILIATES 89.0%
MUTUAL FUNDS (d) 77.2%
PIMCO CommoditiesPLUS® Strategy Fund	290,814	1,640
PIMCO Credit Absolute Return Fund	1,736,144	17,501
PIMCO EqS® Long/Short Fund	1,149,323	14,091
PIMCO Mortgage Opportunities Fund	1,285,285	14,241
PIMCO RAE Worldwide Long/Short PLUS Fund	1,575,893	15,680
PIMCO RealEstateRealReturn Strategy Fund	327,272	2,703
PIMCO TRENDS Managed Futures Strategy Fund	1,598,363	14,689
PIMCO Unconstrained Bond Fund	298,825	3,284

Total Mutual Funds (Cost $82,970)		83,829

SHORT-TERM INSTRUMENTS 11.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.8%
PIMCO Short-Term Floating NAV Portfolio III	1,297,313	12,825

Total Short-Term Instruments (Cost $12,826)		12,825

Total Investments in Affiliates (Cost $95,796)		96,654

Total Investments 98.8% (Cost $106,437)		$107,336
Financial Derivative Instruments (f)(h) 0.2% (Cost or Premiums, net $466)		185
Other Assets and Liabilities, net 1.0%		1,095

Net Assets 100.0%		$108,616

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.380%	06/30/2017	07/03/2017	$5,000	U.S. Treasury Notes 2.125% due 06/30/2022	$(5,087)	$5,000	$5,001

Total Repurchase Agreements						$(5,087)	$5,000	$5,001

Short Sales:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
	Exchange-Traded Funds (0.3)%
GSC	Technology Select Sector SPDR Fund	6,004	$(324)	$(329)

Total Short Sales (0.3)%			$(324)	$(329)

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500	30.000	11/15/2017	697	$41	$30

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Apple, Inc.	$120.000	01/19/2018	215	$126	$46
Call - CBOE iShares MSCI EAFE Fund	66.000	03/16/2018	547	150	135
Put - CBOE iShares MSCI EAFE Fund	66.000	03/16/2018	547	211	179

				$487	$360

Total Purchased Options				$528	$390

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Technology Select Sector SPDR Fund	$45.000	01/19/2018	612	$(106)	$(32)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE S&P 500 March Futures	$2,400.000	03/16/2018	15	$(165)	$(171)
Put - CBOE S&P 500 March Futures	2,400.000	03/16/2018	15	(180)	(148)

				$(345)	$(319)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Volatility S&P 500	35.000	11/15/2017	697	$(27)	$(19)

Total Written Options				$(478)	$(370)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	4		$484	$(2)	$0	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	10		(1,210)	4	0	(1)
Euro STOXX 50 September Futures	09/2017	8	EUR	(313)	10	9	0
Volatility S&P 500 Index August Futures	08/2017	7		$(89)	7	0	0
Volatility S&P 500 Index July Futures	07/2017	10		(123)	15	0	(3)
Volatility S&P 500 Index September Futures	09/2017	4		(55)	3	0	0
VSTOXX Mini August Futures	08/2017	18	EUR	(36)	(1)	0	(2)
VSTOXX Mini July Futures	07/2017	27		(52)	(2)	0	(5)
VSTOXX Mini September Futures	09/2017	9		(18)	0	0	(1)

					$36	$9	$(12)

Total Futures Contracts					$34	$9	$(12)

Swap Agreements:

Interest Rate Swaps

									Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay (2)	3-Month CAD-Bank Bill	2.250%	06/16/2026	CAD	5,250	$(16)	$32	$(48)	$0	$(34)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		300	35	32	3	3	0
Receive (2)	3-Month USD-LIBOR	2.100	05/20/2026		$2,000	42	50	(8)	3	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		500	(36)	(34)	(2)	0	(2)
Pay (2)	6-Month AUD-BBR-BBSW	2.750	06/17/2026	AUD	1,070	(17)	(11)	(6)	0	(5)
Pay (2)	6-Month EUR-EURIBOR	1.100	05/20/2026	EUR	2,070	(23)	(17)	(6)	0	(13)
Pay (2)	6-Month EUR-EURIBOR	2.010	02/03/2037		800	(7)	(5)	(2)	0	(2)
Receive (2)	6-Month GBP-LIBOR	1.900	05/18/2026	GBP	2,910	(57)	(42)	(15)	24	0
Receive (2)	6-Month GBP-LIBOR	1.994	02/01/2037		600	(4)	(3)	(1)	0	(1)
Receive (2)	6-Month GBP-LIBOR	2.040	02/01/2037		100	(1)	(1)	0	0	0
Receive (2)	6-Month JPY-LIBOR	0.300	05/25/2026	JPY	255,000	5	(6)	11	3	0
Pay	CPURNSA	1.520	06/28/2018		$10,000	(10)	0	(10)	0	(5)
Pay	CPURNSA	1.690	06/28/2019		10,000	21	0	21	5	0

						$(68)	$(5)	$(63)	$38	$(62)

Total Swap Agreements						$(68)	$(5)	$(63)	$38	$(62)

(g)	Securities with an aggregate market value of $1,769 and cash of $277 have been pledged as collateral as of June 30, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Unsettled variation margin asset of $13 and liability of $(6) for closed swap agreements is outstanding at period end.
(2)	This instrument has a forward starting effective date.

Cash of $495 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	$	5	AUD	6	$0	$0
	08/2017	AUD	6	$	5	0	0
	08/2017	$	68	AUD	91	2	0
	08/2017		36	JPY	4,019	0	0
BOA	07/2017	EUR	71	CHF	77	0	(1)
	07/2017		25	GBP	22	0	0
	07/2017		782	$	878	0	(16)
	07/2017	GBP	245		315	0	(5)
	07/2017	$	7	EUR	6	0	0
	08/2017		109	INR	7,158	1	0
	08/2017		27	MXN	515	1	0
	08/2017		156	RUB	8,911	0	(6)
	08/2017		65	TRY	236	1	0
BPS	07/2017	CHF	68	$	71	0	0
	07/2017	EUR	772		872	0	(10)
	07/2017	$	1,396	EUR	1,233	13	0
	07/2017		44	GBP	35	1	0
	07/2017		12	JPY	1,300	0	0
	08/2017	EUR	844	$	961	0	(4)
	08/2017	JPY	1,300		12	0	0
	08/2017	$	3	EUR	3	0	0
BRC	07/2017	CHF	192		177	2	0
	07/2017		136	$	141	0	(1)
	07/2017	EUR	88	CHF	95	0	(1)
	08/2017		371	$	424	0	0
	08/2017	$	37	JPY	4,098	0	0
CBK	07/2017	CHF	95	EUR	88	1	0
	07/2017	EUR	53	CHF	58	0	(1)
	07/2017		421	$	476	0	(5)
	07/2017	$	98	EUR	87	2	0
	08/2017	KRW	32,770	$	29	0	0
	08/2017	$	23	BRL	75	0	(1)
	08/2017		4	INR	259	0	0
	08/2017		9	RUB	536	0	0
DUB	07/2017	CHF	480	EUR	442	5	0
	07/2017		34	$	35	0	0
	07/2017	GBP	124	CHF	154	0	(1)
FBF	07/2017	CHF	765	$	785	0	(13)
	08/2017	RUB	524		9	0	0
GLM	07/2017	CAD	74		55	0	(2)
	07/2017	CHF	188		195	0	(1)
	07/2017	EUR	141	CHF	153	0	(1)
	07/2017	GBP	99	EUR	113	0	0
	07/2017		35	$	45	0	0
	07/2017	JPY	1,300		12	0	0
	07/2017	$	14	CAD	19	0	0
	07/2017		335	EUR	300	8	0
	07/2017		21	GBP	16	0	0
	08/2017	CAD	26	$	20	0	0
	08/2017	CHF	6		6	0	0
	08/2017	EUR	113	GBP	99	0	0
	08/2017	$	319	BRL	1,019	0	(13)
	08/2017		32	MXN	614	2	0
HUS	07/2017	GBP	22	$	28	0	(1)
	07/2017	$	153	CHF	148	1	0
	08/2017	CAD	1,134	$	847	0	(28)
	08/2017	$	19	GBP	15	0	0
	08/2017		768	JPY	84,693	0	(14)
	08/2017		304	TRY	1,169	25	0
	09/2017	SGD	549	$	398	0	(1)
JPM	07/2017	AUD	6		4	0	0
	07/2017	CAD	31		24	0	0
	07/2017	CHF	240	GBP	194	2	0
	07/2017	EUR	439	$	496	0	(6)
	07/2017	GBP	229	CHF	284	0	(2)
	07/2017		105	$	135	0	(1)
	07/2017	$	34	CAD	44	0	0
	07/2017		441	CHF	427	4	0
	07/2017		549	EUR	491	11	0
	07/2017		175	GBP	138	4	0
	08/2017	CAD	44	$	34	0	0
	08/2017	CHF	1,005		1,038	0	(12)
	08/2017	GBP	71	CHF	88	0	0
	08/2017	INR	7,194	$	111	0	0
	08/2017	KRW	82,971		74	2	0
	08/2017	$	101	EUR	88	0	0
	08/2017		356	ZAR	4,982	23	0
	09/2017	SGD	780	$	564	0	(3)
	09/2017	$	281	SGD	390	3	0
MSB	07/2017	CHF	288	EUR	265	3	0
RBC	07/2017	$	8	CAD	11	0	0
	07/2017		634	CHF	609	1	0
	08/2017	CAD	106	$	79	0	(3)
	08/2017	CHF	581		606	0	(1)
	08/2017	NOK	66		8	0	0
	08/2017	$	8	NOK	66	0	0
SCX	07/2017		5	GBP	4	0	0
	08/2017	AUD	91	$	69	0	(1)
	08/2017	CAD	106		78	0	(4)
SOG	07/2017	EUR	229	CHF	250	0	(1)
	07/2017		88	GBP	77	0	(1)
	07/2017		74	$	84	0	0
	08/2017	KRW	357,404		316	4	0
	08/2017	$	79	BRL	260	0	(1)
	08/2017		108	GBP	84	1	0
	08/2017		306	MXN	5,851	15	0
UAG	07/2017		7	CHF	7	0	0
	07/2017		207	GBP	162	4	0
	08/2017	GBP	162	$	207	0	(4)

Total Forward Foreign Currency Contracts						$142	$(166)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC GBP versus CHF	CHF	1.256	04/24/2018	GBP	1,300	$52	$36
	Put - OTC GBP versus CHF		1.256	04/24/2018		1,300	53	65
BPS	Call - OTC EUR versus USD		$1.150	02/05/2018	EUR	12,400	257	356
	Call - OTC USD versus SGD	SGD	1.378	06/19/2018		$6,000	118	107
	Put - OTC USD versus SGD		1.378	06/19/2018		6,000	118	143
FBF	Call - OTC GBP versus CHF	CHF	1.258	04/25/2018	GBP	1,300	53	35
	Put - OTC GBP versus CHF		1.258	04/25/2018		1,300	53	67

							$704	$809

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.000%	01/25/2019	EUR 10,300	$640	$457

Total Purchased Options							$1,344	$1,266

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus GBP	GBP	0.856	04/24/2018	EUR	1,600	$(57)	$(86)
	Put - OTC EUR versus GBP		0.856	04/24/2018		1,600	(57)	(30)
BPS	Call - OTC EUR versus USD		$1.100	02/05/2018		6,200	(255)	(393)
FBF	Call - OTC EUR versus GBP	GBP	0.857	04/25/2018		1,600	(57)	(86)
	Put - OTC EUR versus GBP		0.857	04/25/2018		1,600	(57)	(30)

							$(483)	$(625)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.500%	01/25/2018	EUR	3,500	$(316)	$(254)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.000	01/25/2018		3,500	(129)	(54)

								$(445)	$(308)

Total Written Options								$(928)	$(933)

Swap Agreements:

Total Return Swaps on Commodity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	JMABFNJ1 Index	20,777	0.700%	08/15/2017	$ 2,066	$0	$(36)	$0	$(36)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	AUD versus USD 1-Year ATM Realized Volatility	12.100%	08/01/2017	$25	$0	$(92)	$0	$(92)
GLM	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.400	08/10/2017	6	0	22	22	0
Receive		USD versus CHF 1-Year ATM Realized Volatility	9.350	08/10/2017	6	0	(17)	0	(17)
GST	Pay	BLK versus USD 1-Year ATM Realized Volatility	20.100	01/19/2018	5	0	(4)	0	(4)
HUS	Pay	USD versus MXN 1-Year ATM Realized Volatility	14.800	08/01/2017	25	0	(17)	0	(17)
MYC	Pay	S&P 500 Index (2)	2.690	03/16/2018	22,417	0	53	53	0
Receive		S&P 500 Index (2)	14.450	03/16/2018	81	0	(36)	0	(36)
SOG	Receive	BX versus USD 1-Year ATM Realized Volatility	21.600	01/19/2018	5	0	(1)	0	(1)
UAG	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.300	08/10/2017	6	0	21	21	0
Receive		USD versus CHF 1-Year ATM Realized Volatility	9.250	08/10/2017	6	0	(17)	0	(17)

						$0	$(88)	$96	$(184)

Total Swap Agreements						$0	$(124)	$96	$(220)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(2)	Variance Swap

(i)	Securities with an aggregate market value of $133 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Common Stocks
Information Technology	$436	$0	$0	$436
Exchange-Traded Funds	204	0	0	204
Short-Term Instruments
Repurchase Agreements	0	5,000	0	5,000
Short-Term Notes	0	500	0	500
U.S. Treasury Bills	0	4,542	0	4,542
	$640	$10,042	$0	$10,682

Investments in Affiliates, at Value
Mutual Funds	83,829	0	0	83,829
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,825	0	0	12,825

	$96,654	$0	$0	$96,654

Total Investments	$97,294	$10,042	$0	$107,336

Short Sales, at Value - Liabilities
Exchange-Traded Funds	$(329)	$0	$0	$(329)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	428	0	437
Over the counter	0	1,504	0	1,504
	$9	$1,932	$0	$1,941

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(432)	0	(444)
Over the counter	0	(1,319)	0	(1,319)

	$(12)	$(1,751)	$0	$(1,763)

Total Financial Derivative Instruments	$(3)	$181	$0	$178

Totals	$96,962	$10,223	$0	$107,185

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.6%
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.8%
Illinois Receivables Trust
8.250% due 07/01/2018	$5,000	$4,987

Total Corporate Bonds & Notes (Cost $5,000)		4,987

MUNICIPAL BONDS & NOTES 96.6%
ALABAMA 3.2%
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,306
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	12,038
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	4,600	5,680

		21,024

ARIZONA 1.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,223
Arizona Health Facilities Authority Revenue Bonds, Series 2014
5.000% due 01/01/2044	2,000	2,223

		6,446

CALIFORNIA 20.9%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,861
5.000% due 12/01/2032	3,000	3,511
5.000% due 12/01/2033	3,500	4,089
5.000% due 12/01/2034	3,000	3,489
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,481
5.000% due 04/01/2038	10,000	11,231
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	4,000	4,484
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,096
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	21,850	24,951
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,480	1,481
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,448
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	2,011
California State General Obligation Bonds, Series 2004
0.600% due 05/01/2034	4,200	4,200
California State General Obligation Bonds, Series 2017
5.000% due 08/01/2030	5,230	6,346
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	11,195
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	4,980
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	2,000	2,195
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2024	2,085	2,454
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,683
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	618
5.000% due 05/01/2029	500	594
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	2,750	3,125
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	2,846
7.000% due 11/01/2034	2,250	3,229
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,468

5.125% due 05/01/2030	1,500	1,651
5.125% due 05/01/2031	1,500	1,647
San Diego County, California Water Authority Financing Corp. Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2026	3,925	4,056
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2047	2,000	2,380
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 1998
0.000% due 07/01/2018 (c)	2,385	2,357

		136,158

COLORADO 4.9%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,483
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	290	290
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	10,540
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
1.595% due 11/15/2031	2,000	2,009
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.722% due 09/01/2039	1,000	1,003
1.870% due 09/01/2039	2,200	2,220
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	14,084

		31,629

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	2,914

FLORIDA 3.5%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,679
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,170
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,126
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	837
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (c)	2,900	1,548
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,571

		22,931

GEORGIA 3.9%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 (a)	5,200	5,158
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	17,088
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	3,218

		25,464

ILLINOIS 7.5%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	3,885	3,844
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,500	4,443
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2039	4,500	4,450
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	7,500	7,587
Illinois Finance Authority Revenue Bonds, Series 2009
0.890% due 08/01/2043	1,900	1,900
5.750% due 07/01/2033	1,800	1,884
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	511
Illinois Finance Authority Revenue Bonds, Series 2016
2.085% due 05/01/2036	1,000	1,001
4.000% due 02/15/2036	3,290	3,112
5.000% due 02/15/2029	4,500	5,031
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	1,500	1,497
5.250% due 12/01/2052	2,000	2,001
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,723

Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,000	1,005
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,500	1,509
Illinois State General Obligation Bonds, Series 2016
5.000% due 06/01/2027	4,200	4,275
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (c)	2,945	2,845

		48,618

INDIANA 0.7%
Allen County, Indiana Revenue Bonds, Series 2017
6.625% due 01/15/2034	1,000	1,048
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	3,000	3,232
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2009
5.000% due 01/01/2019	500	528

		4,808

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	551

KENTUCKY 1.0%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2032	1,000	1,124
5.000% due 08/15/2041	5,000	5,473

		6,597

LOUISIANA 0.9%
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2017
5.000% due 01/01/2048	5,000	5,644

MARYLAND 2.0%
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2028	1,500	1,753
5.000% due 09/01/2039	1,500	1,684
5.000% due 09/01/2042	1,000	1,119
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	7,500	8,296

		12,852

MASSACHUSETTS 2.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2016
4.000% due 04/01/2046	3,955	4,096
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,760
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	7,724

		14,580

MICHIGAN 0.8%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,112
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2025	1,000	1,162
Michigan Strategic Fund Revenue Bonds, Series 2008
1.450% due 08/01/2029	2,000	1,972

		5,246

MISSOURI 0.3%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,026

NEBRASKA 1.4%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,498
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,400

		8,898

NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2007
5.000% due 07/01/2017	1,075	1,075

NEW JERSEY 3.4%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,118
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	120	123
6.500% due 04/01/2031	500	580
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	5,000	5,340
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,763
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,374
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 07/01/2030	1,735	1,842
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	8,000	3,725
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,500	2,459

		22,324

NEW MEXICO 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,260	1,279

NEW YORK 12.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,637
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,153
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	11,616
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,169
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2028	1,300	1,612
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,172
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,723
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,259
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	4,500	5,511
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	2,000	2,368
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,578
5.750% due 11/15/2051	5,000	5,736
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.375% due 11/15/2040	2,000	2,210
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
1.365% due 05/01/2034	2,000	1,840
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.295% due 10/01/2036	3,625	3,335
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	2,485	2,670
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,750	1,752
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2030	2,500	2,884
5.000% due 01/01/2031	1,075	1,233
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,342
TSASC Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2028	4,000	4,715
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2016
5.125% due 06/01/2051	1,000	1,017

		83,532

NORTH CAROLINA 1.6%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,572
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,789
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,838

		10,199

OHIO 5.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	12,125	11,724
5.375% due 06/01/2024	2,500	2,446
5.875% due 06/01/2047	5,000	4,879
6.500% due 06/01/2047	2,450	2,455
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.250% due 01/15/2034	1,250	1,272
6.375% due 01/15/2043	1,000	1,015
Cleveland, Ohio Revenue Bond, Series 2017
5.000% due 10/01/2032	600	704
5.000% due 10/01/2033	600	701
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,924
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,209
5.250% due 02/15/2029	2,900	3,423

		37,752

OREGON 0.3%
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,106
5.000% due 06/15/2031	500	551

		1,657

PENNSYLVANIA 2.6%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2032 (a)	3,000	3,176
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2022 (a)	1,000	1,077
5.000% due 05/01/2027 (a)	250	275
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,841
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (d)	3,000	3,414
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,001
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,452

		17,236

PUERTO RICO 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.289% due 07/01/2029	6,665	5,332
Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,499

		6,831

TENNESSEE 1.2%
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2021 (c)	775	644
0.000% due 12/01/2022 (c)	1,000	789
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,600
5.000% due 02/01/2024	1,400	1,629

		7,662

TEXAS 8.5%
Austin Convention Enterprises Inc., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	755	879
5.000% due 01/01/2031	800	928
5.000% due 01/01/2032	655	758
Dallas Love Field, Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	2,250	2,653
Godley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2008
5.250% due 02/15/2028	3,000	3,079
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	5,031
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.950% due 12/01/2024	1,500	1,500
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.900% due 05/01/2046	5,700	5,700
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	5,000	5,132

North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	900
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	7,000	7,218
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	135
6.000% due 09/15/2046	360	345
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,604
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,436
5.250% due 12/15/2022	3,825	4,391
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,000	2,448
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,584
Texas State General Obligation Bonds, Series 2016
5.500% due 08/01/2031	3,000	3,693
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (e)	1,100	1,161

		55,575

U.S. VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	3,120	2,403
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032 (e)	1,330	1,102

		3,505

UTAH 0.5%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,442

VIRGINIA 0.7%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,221
Richmond, Virginia Public Utility Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,324

		4,545

WASHINGTON 1.9%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,499
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.310% due 01/01/2035	1,500	1,497
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.960% due 01/01/2042	3,000	2,995
5.000% due 01/01/2047	2,000	2,203

		12,194

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2011
1.700% due 01/01/2041	2,500	2,479
West Virginia Economic Development Authority Revenue Notes, Series 2016
2.875% due 12/15/2026	910	885

		3,364

WISCONSIN 0.2%
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	1,500	1,498

Total Municipal Bonds & Notes (Cost $585,755)		630,056

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (f) 0.1%		516

U.S. TREASURY BILLS 0.1%
0.937% due 08/31/2017 (b)(c)(i)	728	727

Total Short-Term Instruments (Cost $1,243)		1,243

Total Investments in Securities (Cost $591,998)		636,286

	SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	2,668,500	26,381

Total Short-Term Instruments (Cost $26,379)		26,381

Total Investments in Affiliates (Cost $26,379)		26,381

Total Investments 101.6% (Cost $618,377)		$662,667
Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $(735))		905
Other Assets and Liabilities, net (1.7)%		(11,137)

Net Assets 100.0%		$652,435

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(b), Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,100	$1,161	0.18%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012	5.000	10/01/2032	02/07/2017	1,028	1,102	0.17

				$2,128	$2,263	0.35%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$516	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(530)	$516	$516

Total Repurchase Agreements						$(530)	$516	$516

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	09/2017	77	$(11,834)	$139	$43	$0

Total Futures Contracts				$139	$43	$0

Cash of $709 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015 8.000% due 04/01/2018	Cash Flow from Underlying Asset	1-Month USD-LIBOR plus a specified spread	04/01/2018	$12,500	$0	$1,208	$1,208	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches		Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-28 5-Year Index		(1.000)%	06/20/2022	$41,000	$(735)	$188	$0	$(547)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$10,000	$0	$201	$201	$0

Total Swap Agreements						$(735)	$1,597	$1,409	$(547)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Securities with an aggregate market value of $374 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$4,987	$4,987
Municipal Bonds & Notes
Alabama	0	21,024	0	21,024
Arizona	0	6,446	0	6,446
California	0	136,158	0	136,158
Colorado	0	31,629	0	31,629
District of Columbia	0	2,914	0	2,914
Florida	0	22,931	0	22,931
Georgia	0	25,464	0	25,464
Illinois	0	48,618	0	48,618
Indiana	0	4,808	0	4,808
Kansas	0	551	0	551
Kentucky	0	6,597	0	6,597
Louisiana	0	5,644	0	5,644
Maryland	0	12,852	0	12,852
Massachusetts	0	14,580	0	14,580
Michigan	0	5,246	0	5,246
Missouri	0	2,026	0	2,026
Nebraska	0	8,898	0	8,898
New Hampshire	0	1,075	0	1,075
New Jersey	0	22,324	0	22,324
New Mexico	0	1,279	0	1,279
New York	0	83,532	0	83,532
North Carolina	0	10,199	0	10,199
Ohio	0	37,752	0	37,752
Oregon	0	1,657	0	1,657
Pennsylvania	0	17,236	0	17,236
Puerto Rico	0	6,831	0	6,831
Tennessee	0	7,662	0	7,662
Texas	0	55,575	0	55,575
U.S. Virgin Islands	0	3,505	0	3,505
Utah	0	3,442	0	3,442
Virginia	0	4,545	0	4,545
Washington	0	12,194	0	12,194
West Virginia	0	3,364	0	3,364
Wisconsin	0	1,498	0	1,498
Short-Term Instruments
Repurchase Agreements	0	516	0	516
U.S. Treasury Bills	0	727	0	727
	$0	$631,299	$4,987	$636,286

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,381	$0	$0	$26,381

Total Investments	$26,381	$631,299	$4,987	$662,667

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	43	0	0	43
Over the counter	0	201	1,208	1,409
	$43	$201	$1,208	$1,452

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(547)	$0	$(547)

Total Financial Derivative Instruments	$43	$(346)	$1,208	$905

Totals	$26,424	$630,953	$6,195	$663,572

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.5%
MUNICIPAL BONDS & NOTES 93.6%
ALABAMA 0.5%
UAB Medicine Finance Authority, Alabama Revenue Bonds, Series 2017
5.000% due 09/01/2028	$250	$299

CALIFORNIA 1.8%
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,005	1,147

COLORADO 5.0%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	594
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,183
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.870% due 09/01/2039	760	767
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016
3.750% due 12/01/2026	650	654

		3,198

CONNECTICUT 3.4%
Connecticut Special Tax State Revenue Notes, Series 2016
5.000% due 09/01/2026	1,000	1,186
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.664% due 07/01/2049	1,000	1,003

		2,189

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	526

FLORIDA 0.9%
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	597

GEORGIA 1.6%
Floyd County, Georgia Development Authority Revenue Bonds, Series 2010
2.350% due 07/01/2022	1,000	1,010

GUAM 1.5%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	967

ILLINOIS 4.6%
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2018	650	654
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	1,000	1,006
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	321
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	980

		2,961

INDIANA 0.2%
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2010
5.000% due 01/15/2019	100	106

LOUISIANA 2.5%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	1,000	1,004

Louisiana Stadium & Exposition District Revenue Notes, Series 2013
5.000% due 07/01/2023	500	584

		1,588

MARYLAND 1.8%
Baltimore, Maryland Revenue Notes, Series 2017
5.000% due 09/01/2026	1,000	1,177

MASSACHUSETTS 1.8%
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2024	1,000	1,182

MICHIGAN 1.0%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	570
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	107

		677

MINNESOTA 0.2%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	102

MISSOURI 0.1%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	40	45

NEBRASKA 1.3%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	848

NEW JERSEY 5.3%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	5	5
New Jersey Economic Development Authority Revenue Notes, Series 2013
5.000% due 01/01/2024	570	660
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,000	1,055
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	537
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	750	890
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	289

		3,436

NEW MEXICO 2.3%
Farmington, New Mexico Revenue Bonds, Series 2010
2.125% due 06/01/2040	500	503
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	958

		1,461

NEW YORK 10.1%
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	910
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,178
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,178
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,069
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	1,000	1,074
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	202
TSASC Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	887

		6,498

NORTH CAROLINA 4.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,360
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,185

		2,545

OHIO 5.6%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	153
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	229
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,183
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,189
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	875

		3,629

OREGON 1.0%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	661

PENNSYLVANIA 12.1%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2027 (a)	1,000	1,101
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	1,000	1,213
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,166
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	525	596
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 02/15/2027	1,000	1,000
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,000	996
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	588
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	294
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	792

		7,746

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.289% due 07/01/2029	345	276

SOUTH DAKOTA 1.0%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	624

TENNESSEE 1.9%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,205

TEXAS 17.6%
Austin Convention Enterprises Inc., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2027	875	1,034
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 08/15/2025	1,000	1,234
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,153
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	381
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	811
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	575
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.950% due 12/01/2024	1,000	1,000
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	105
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	853
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	615
North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2026	550	650
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	1,000	1,031

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,836

		11,278

VIRGINIA 1.2%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	750	764
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	5	5

		769

WASHINGTON 1.5%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.960% due 01/01/2042	1,000	998

WISCONSIN 0.6%
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	415

Total Municipal Bonds & Notes (Cost $57,836)		60,160

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (b) 0.9%		560

Total Short-Term Instruments (Cost $560)		560

Total Investments in Securities (Cost $58,396)		60,720

	SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	404,094	3,995

Total Short-Term Instruments (Cost $3,995)		3,995

Total Investments in Affiliates (Cost $3,995)		3,995

Total Investments 100.7% (Cost $62,391)		$64,715
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		18
Other Assets and Liabilities, net (0.7)%		(497)

Net Assets 100.0%		$64,236

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$560	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(572)	$560	$560

Total Repurchase Agreements						$(572)	$560	$560

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$900	$0	$18	$18	$0

Total Swap Agreements						$0	$18	$18	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$299	$0	$299
California	0	1,147	0	1,147
Colorado	0	3,198	0	3,198
Connecticut	0	2,189	0	2,189
District of Columbia	0	526	0	526
Florida	0	597	0	597
Georgia	0	1,010	0	1,010
Guam	0	967	0	967
Illinois	0	2,961	0	2,961
Indiana	0	106	0	106
Louisiana	0	1,588	0	1,588
Maryland	0	1,177	0	1,177
Massachusetts	0	1,182	0	1,182
Michigan	0	677	0	677
Minnesota	0	102	0	102
Missouri	0	45	0	45
Nebraska	0	848	0	848
New Jersey	0	3,436	0	3,436
New Mexico	0	1,461	0	1,461
New York	0	6,498	0	6,498
North Carolina	0	2,545	0	2,545
Ohio	0	3,629	0	3,629
Oregon	0	661	0	661
Pennsylvania	0	7,746	0	7,746
Puerto Rico	0	276	0	276
South Dakota	0	624	0	624
Tennessee	0	1,205	0	1,205
Texas	0	11,278	0	11,278
Virginia	0	769	0	769
Washington	0	998	0	998
Wisconsin	0	415	0	415
Short-Term Instruments
Repurchase Agreements	0	560	0	560
	$0	$60,720	$0	$60,720

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,995	$0	$0	$3,995

Total Investments	$3,995	$60,720	$0	$64,715

Financial Derivative Instruments - Assets
Over the counter	$0	$18	$0	$18

Total Financial Derivative Instruments	$0	$18	$0	$18

Totals	$3,995	$60,738	$0	$64,733

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.0%
MUNICIPAL BONDS & NOTES 95.7%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Notes, Series 2007
5.750% due 11/01/2017	$100	$101

ILLINOIS 1.0%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	2,000	2,016

NEW YORK 93.4%
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,020
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,569
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	848
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	3,500	3,946
Buffalo & Fort Erie Public Bridge Authority, New York Revenue Bonds, Series 2017
5.000% due 01/01/2031	750	896
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	597
5.000% due 08/01/2040	500	554
5.500% due 09/01/2045	4,000	4,387
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,636
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	465
5.000% due 08/01/2036	500	579
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	491
5.000% due 07/01/2044	1,000	1,098
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,117
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,411
5.000% due 07/01/2035	1,100	1,290
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	364
5.000% due 09/15/2027	275	331
5.000% due 09/15/2028	275	328
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	307
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,808
5.000% due 07/01/2041	1,500	1,653
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,151
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,059
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,762
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2017
5.000% due 02/15/2042	2,500	2,894
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,177
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,605
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,088
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,395
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,908
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2045	2,000	2,269
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,630	1,894
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	2,000	2,339
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,688
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
5.000% due 12/01/2046	1,000	1,123

New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	546
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,928
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
0.890% due 08/01/2039	2,300	2,300
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,278
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	2,500	3,061
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,184
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,665
New York City Water & Sewer System, New York Revenue Bonds, Series 2001
0.910% due 06/15/2033	6,100	6,100
New York City Water & Sewer System, New York Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,045
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,003
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,374
New York City, New York General Obligation Bonds, Series 2016
4.000% due 12/01/2043	1,000	1,060
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	519
5.000% due 11/15/2029	1,000	1,196
5.000% due 11/15/2045	2,000	2,284
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	677
0.000% due 06/01/2055 (a)	10,000	668
5.000% due 06/01/2042	4,000	3,955
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,084
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	8,030
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,155
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,019
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,172
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,146
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,599
5.000% due 07/01/2038	1,000	1,040
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,060
5.500% due 05/01/2037	400	432
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,648
5.000% due 07/01/2035	500	549
5.500% due 07/01/2040	1,000	1,125
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	570
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,319
5.000% due 12/15/2026	4,000	4,711
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,503
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,289
5.000% due 07/01/2050	1,285	1,454
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,259
5.000% due 07/01/2038	1,000	1,180
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
1.365% due 05/01/2034	500	460
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.295% due 10/01/2036	500	460
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,420
New York State Thruway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2051	3,000	3,365
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.250% due 01/01/2050	4,500	4,933
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	3,000	3,223
Niagara County, New York Industrial Development Agency Revenue Bonds, (FHA/GNMA Insured), Series 2006
5.000% due 07/20/2038	490	490
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,000	1,001

Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,762
Oyster Bay, New York General Obligations Notes, Series 2017
2.500% due 02/23/2018	1,000	1,005
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,846
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,093
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	75	76
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,147
5.000% due 01/01/2036	1,400	1,578
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,440
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,037
TSASC Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	3,000	3,321
TSASC Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,787
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2037 (b)	4,000	4,694
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2016
5.125% due 06/01/2051	3,000	3,052

		186,179

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.289% due 07/01/2029	985	788

U.S. VIRGIN ISLANDS 0.8%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	2,250	1,732

Total Municipal Bonds & Notes (Cost $179,302)		190,816

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		558

Total Short-Term Instruments (Cost $558)		558

Total Investments in Securities (Cost $179,860)		191,374

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III	640,876	6,336

Total Short-Term Instruments (Cost $6,335)		6,336

Total Investments in Affiliates (Cost $6,335)		6,336

Total Investments 99.2% (Cost $186,195)		$197,710
Financial Derivative Instruments (d)(e) (0.0)% (Cost or Premiums, net $(208))		(87)
Other Assets and Liabilities, net 0.8%		1,748

Net Assets 100.0%		$199,371

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$558	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(572)	$558	$558

Total Repurchase Agreements						$(572)	$558	$558

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	09/2017	24	$(3,689)	$43	$14	$0

Total Futures Contracts				$43	$14	$0

Cash of $219 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-28 5-Year Index	(1.000)%	06/20/2022	$11,600	$(208)	$53	$0	$(155)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$2,700	$0	$54	$54	$0

Total Swap Agreements						$(208)	$107	$54	$(155)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$101	$0	$101
Illinois	0	2,016	0	2,016
New York	0	186,179	0	186,179
Puerto Rico	0	788	0	788
U.S. Virgin Islands	0	1,732	0	1,732
Short-Term Instruments
Repurchase Agreements	0	558	0	558
	$0	$191,374	$0	$191,374

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,336	$0	$0	$6,336

Total Investments	$6,336	$191,374	$0	$197,710

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	0	0	14
Over the counter	0	54	0	54
	$14	$54	$0	$68

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(155)	$0	$(155)

Total Financial Derivative Instruments	$14	$(101)	$0	$(87)

Totals	$6,350	$191,273	$0	$197,623

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 75.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC
3.480% due 01/15/2024		$1,086	$1,092
Klockner-Pentaplast of America, Inc.
TBD% due 06/13/2024		700	694

Total Loan Participations and Assignments (Cost $1,777)			1,786

CORPORATE BONDS & NOTES 12.2%
BANKING & FINANCE 7.2%
Banco del Estado de Chile
4.125% due 10/07/2020		5,300	5,596
Bank of America Corp.
2.151% due 11/09/2020		$600	597
Barclays Bank PLC
7.625% due 11/21/2022		1,800	2,062
Barclays PLC
3.200% due 08/10/2021		3,600	3,655
Bear Stearns Cos. LLC
7.250% due 02/01/2018		4,300	4,435
Blackstone CQP Holdco LP
6.500% due 03/20/2021		700	704
Deutsche Bank AG
4.250% due 10/14/2021		2,900	3,039
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		1,300	1,304
General Motors Financial Co., Inc.
2.569% due 10/04/2019		1,500	1,517
Goldman Sachs Group, Inc.
2.352% due 11/15/2021		1,000	1,010
GSPA Monetization Trust
6.422% due 10/09/2029		122	140
HSBC Holdings PLC
2.799% due 01/05/2022		600	618
KBC Bank NV
8.000% due 01/25/2023		200	206
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,314
Navient Corp.
5.500% due 01/15/2019		1,000	1,044
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		1,200	1,285
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	170	230
UBS AG
7.625% due 08/17/2022		$550	647
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		500	511
4.125% due 09/24/2025		500	525

			33,440

INDUSTRIALS 3.7%
Allergan Funding SCS
2.350% due 03/12/2018		3,100	3,114
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		1,000	1,032
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,154
Charter Communications Operating LLC
4.464% due 07/23/2022		500	533
4.908% due 07/23/2025		1,000	1,082
6.384% due 10/23/2035		200	238
6.484% due 10/23/2045		400	482
6.834% due 10/23/2055		100	123
CVS Health Corp.
3.500% due 07/20/2022		100	104
3.875% due 07/20/2025		974	1,015
5.125% due 07/20/2045		400	461
Enbridge, Inc.
1.946% due 06/15/2020		300	300
HCA, Inc.
3.750% due 03/15/2019		2,200	2,249

QUALCOMM, Inc.
4.800% due 05/20/2045	600	661
Reynolds American, Inc.
4.000% due 06/12/2022	200	212
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	380	378
2.400% due 09/23/2021	270	267

		17,405

UTILITIES 1.3%
AT&T, Inc.
1.808% due 01/15/2020	800	804
2.023% due 07/15/2021	1,000	1,011
3.000% due 06/30/2022	800	802
4.500% due 05/15/2035	100	99
4.750% due 05/15/2046	200	197
FirstEnergy Corp.
4.850% due 07/15/2047	300	305
Petrobras Global Finance BV
8.375% due 05/23/2021	1,900	2,132
Verizon Communications, Inc.
3.000% due 11/01/2021	492	499

		5,849

Total Corporate Bonds & Notes (Cost $54,756)		56,693

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.1%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	228
ILLINOIS 0.8%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,453
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	1,018
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	515
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	285	293
6.725% due 04/01/2035	585	591

		3,870

NEW JERSEY 0.3%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (b)	1,935	1,596

Total Municipal Bonds & Notes (Cost $5,086)		5,694

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
2.310% due 08/01/2022	200	201
2.623% due 07/01/2035	419	443
2.823% due 12/01/2034	116	122
2.870% due 09/01/2027	1,000	1,004
2.915% due 03/01/2034	274	284
3.820% due 09/01/2021	4,650	4,945
4.500% due 09/25/2040	2,063	2,429
6.000% due 05/01/2036 - 04/01/2041	2,363	2,677
6.500% due 09/01/2036	389	431
Freddie Mac
3.500% due 07/15/2042	6,316	6,350
6.500% due 05/01/2035	480	536
Small Business Administration
5.490% due 03/01/2028	135	148
6.020% due 08/01/2028	1,068	1,179

Total U.S. Government Agencies (Cost $20,085)		20,749

U.S. TREASURY OBLIGATIONS 18.2%
U.S. Treasury Bonds
3.000% due 05/15/2047	1,900	1,964
U.S. Treasury Inflation Protected Securities (c)
0.375% due 01/15/2027 (i)	10,123	9,947
0.625% due 01/15/2026 (g)(i)	2,573	2,590
1.750% due 01/15/2028 (g)(i)	8,988	10,025
2.000% due 01/15/2026 (i)	2,957	3,315
2.375% due 01/15/2025 (g)(i)	6,097	6,948
2.375% due 01/15/2027 (i)	12,004	13,996
U.S. Treasury Notes
0.750% due 10/31/2018 (i)	200	199

2.125% due 05/15/2025 (g)(i)		33,150	32,943
2.375% due 05/15/2027		3,000	3,020

Total U.S. Treasury Obligations (Cost $85,714)			84,947

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
Banc of America Funding Trust
3.352% due 09/20/2046 ^		7,602	6,283
Bear Stearns Adjustable Rate Mortgage Trust
3.198% due 08/25/2033		226	227
Bear Stearns ALT-A Trust
3.475% due 05/25/2035		257	259
Chase Mortgage Finance Trust
3.212% due 09/25/2036 ^		1,743	1,572
Citigroup Mortgage Loan Trust, Inc.
1.456% due 11/25/2036		1,003	997
Countrywide Alternative Loan Trust
1.386% due 11/25/2036		4,730	4,380
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		1,749	1,603
Eddystone Finance PLC
0.862% due 04/19/2021	GBP	2,751	3,582
First Horizon Alternative Mortgage Securities Trust
3.217% due 06/25/2036		$5,222	4,293
First Horizon Mortgage Pass-Through Trust
3.328% due 05/25/2034		52	51
IndyMac Mortgage Loan Trust
1.416% due 11/25/2046		5,550	4,983
JPMorgan Mortgage Trust
3.258% due 07/27/2037		889	849
3.411% due 07/25/2035		1,165	1,164
5.750% due 01/25/2036 ^		59	51
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		190	152
Prime Mortgage Trust
6.000% due 06/25/2036 ^		697	688
RBSSP Resecuritization Trust
1.274% due 02/26/2037		3,206	3,068
Residential Accredit Loans, Inc. Trust
6.000% due 01/25/2037 ^		297	258
6.000% due 03/25/2037		720	639
Sequoia Mortgage Trust
3.502% due 09/20/2046 ^		1,106	915
Structured Adjustable Rate Mortgage Loan Trust
3.257% due 08/25/2035		272	232
3.636% due 03/25/2036 ^		347	292
Thornburg Mortgage Securities Trust
2.397% due 03/25/2044		888	869
2.738% due 12/25/2044		1,119	1,116
WaMu Mortgage Pass-Through Certificates Trust
2.908% due 01/25/2035		567	579
2.973% due 06/25/2037 ^		1,097	1,029
3.057% due 06/25/2037 ^		448	414
Washington Mutual Mortgage Pass-Through Certificates Trust
1.466% due 02/25/2036		4,099	3,495
1.672% due 04/25/2046		483	417
Wells Fargo Mortgage-Backed Securities Trust
3.237% due 12/25/2034		91	93
3.260% due 06/25/2035		607	622

Total Non-Agency Mortgage-Backed Securities (Cost $43,585)			45,172

ASSET-BACKED SECURITIES 9.5%
Citigroup Mortgage Loan Trust, Inc.
1.406% due 05/25/2037		3,850	2,811
2.116% due 09/25/2035 ^		3,400	3,004
Fremont Home Loan Trust
1.706% due 07/25/2035		200	193
Hillmark Funding Ltd.
1.422% due 05/21/2021		108	109
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025		700	704
Merrill Lynch Mortgage Investors Trust
1.326% due 08/25/2037		16,809	10,659
Morgan Stanley ABS Capital, Inc. Trust
1.431% due 03/25/2037		3,600	1,798
Option One Mortgage Loan Trust
1.576% due 01/25/2036		6,400	5,324
Residential Asset Securities Corp. Trust
1.796% due 06/25/2033		413	350
SLM Private Education Loan Trust
4.409% due 05/16/2044		1,828	1,896
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	5,060	5,767
2.656% due 04/25/2023		$1,915	1,957

Soundview Home Loan Trust
2.516% due 10/25/2037		2,200	1,592
South Carolina Student Loan Corp.
1.952% due 03/02/2020		670	671
2.202% due 09/03/2024		1,400	1,409
Specialty Underwriting & Residential Finance Trust
1.516% due 12/25/2036		4,836	4,210
Structured Asset Securities Corp. Mortgage Loan Trust
1.556% due 02/25/2036		1,500	1,490
Venture CDO Ltd.
1.373% due 07/22/2021		269	269

Total Asset-Backed Securities (Cost $43,224)			44,213

SOVEREIGN ISSUES 2.1%
Brazil Government International Bond
5.625% due 02/21/2047		1,300	1,245
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	1,200	1,158
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (c)		4,796	1,512
Province of Ontario
5.500% due 06/02/2018	CAD	1,200	962
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,107

Total Sovereign Issues (Cost $10,203)			9,984

	SHARES
PREFERRED SECURITIES 2.0%
BANKING & FINANCE 2.0%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		7,400	9,100

Total Preferred Securities (Cost $7,622)			9,100

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.5%
CERTIFICATES OF DEPOSIT 2.4%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		100	100
Barclays Bank PLC
1.949% due 11/06/2017		2,800	2,806
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		800	801
Natixis S.A.
1.979% due 09/25/2017		4,000	4,006
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		2,800	2,804
2.012% due 10/06/2017		800	802

			11,319

COMMERCIAL PAPER 2.8%
Credit Suisse AG
1.507% due 07/03/2017		100	100
Deutsche Telekom AG
1.441% due 07/31/2017		2,100	2,098
Hewlett Packard Enterprise Co.
1.513% due 07/27/2017		2,600	2,598
HP, Inc.
1.502% due 07/26/2017		3,500	3,497
Standard Chartered Bank
1.465% due 07/03/2017		300	300
Viacom, Inc.
1.828% due 08/04/2017		4,700	4,693

			13,286

REPURCHASE AGREEMENTS (e) 10.2%			47,816

ARGENTINA TREASURY BILLS 0.1%
2.748% due 07/14/2017 - 02/09/2018 (a)(b)		500	496

Total Short-Term Instruments (Cost $72,896)			72,917

Total Investments in Securities (Cost $344,948)			351,255

	SHARES
INVESTMENTS IN AFFILIATES 33.8%
SHORT-TERM INSTRUMENTS 33.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.8%
PIMCO Short-Term Floating NAV Portfolio III	13,915,694	137,571
PIMCO Short-Term Floating NAV Portfolio IV	2,005,233	20,064

Total Short-Term Instruments (Cost $157,621)		157,635

Total Investments in Affiliates (Cost $157,621)		157,635

Total Investments 109.0% (Cost $502,569)		$508,890
Financial Derivative Instruments (f)(h) (2.0)% (Cost or Premiums, net $4,470)		(9,420)
Other Assets and Liabilities, net (7.0)%		(32,400)

Net Assets 100.0%		$467,070

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.050%	06/30/2017	07/03/2017	$47,300	U.S. Treasury Notes 0.750% due 10/31/2017	$(48,305)	$47,300	$47,304
SSB	0.050	06/30/2017	07/03/2017	516	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(530)	516	516

Total Repurchase Agreements						$(48,835)	$47,816	$47,820

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$1,600	$(1,558)	$(1,561)

Total Short Sales (0.3)%				$(1,558)	$(1,561)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	Payable for short sales includes $5 of accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$137.000	08/25/2017	24	$0	$0

Total Purchased Options				$0	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	93	$(26)	$(73)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	209	(83)	(15)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	116	(68)	(183)

				$(177)	$(271)

Total Written Options				$(177)	$(271)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	20	AUD	1,987	$(30)	$0	$(23)
Euro-Bobl September Futures	09/2017	80	EUR	12,034	(102)	0	(44)
U.S. Treasury 5-Year Note September Futures	09/2017	156		$18,382	(54)	0	(27)
U.S. Treasury 30-Year Bond September Futures	09/2017	203		31,199	253	0	(114)
United Kingdom Long Gilt September Futures	09/2017	189	GBP	30,911	(453)	0	(273)

					$(386)	$0	$(481)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	26	EUR	(1)	$11	$4	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	28		(1)	14	2	0
Euro-Bund 10-Year Bond September Futures	09/2017	27		(4,992)	81	49	0
Euro-Buxl 30-Year Bond September Futures	09/2017	34		(6,350)	182	134	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	100		(16,959)	126	148	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	26		(67)	(49)	0	(36)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	28		(87)	(72)	0	(44)
U.S. Treasury 2-Year Note September Futures	09/2017	330		$(71,316)	90	31	0
U.S. Treasury 10-Year Note September Futures	09/2017	287		(36,027)	127	81	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	30		(4,976)	(102)	20	0

					$408	$469	$(80)

Total Futures Contracts					$22	$469	$(561)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.108%	EUR	150	$1	$0	$1	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022		$5,900	$(433)	$16	$(417)	$0	$(13)
CDX.IG-25 5-Year Index	1.000	12/20/2020		22,400	(451)	(13)	(464)	0	(7)
CDX.IG-27 5-Year Index	1.000	12/20/2021		41,800	(778)	(94)	(872)	0	(20)
CDX.IG-28 5-Year Index	1.000	06/20/2022		54,000	(896)	(121)	(1,017)	0	(27)
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022	EUR	400	(7)	(3)	(10)	0	0

					$(2,565)	$(215)	$(2,780)	$0	$(67)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	1,550	$9	$(6)	$3	$0	$(1)
Pay	1-Year BRL-CDI	9.715	01/04/2021		5,300	0	11	11	0	(4)
Pay	1-Year BRL-CDI	9.730	01/04/2021		3,750	0	7	7	0	(3)
Pay	1-Year BRL-CDI	9.743	01/04/2021		5,000	0	10	10	0	(4)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	2,900	348	(12)	336	60	0
Pay (6)	3-Month USD-LIBOR	2.200	11/24/2018		$4,700	21	7	28	0	(1)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		58,500	(167)	38	(129)	9	(2)
Receive	3-Month USD-LIBOR	1.250	06/21/2019		95,600	967	(302)	665	40	0
Receive (6)	3-Month USD-LIBOR	3.000	11/25/2020		9,500	(55)	(26)	(81)	4	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		136,000	2,673	(1,700)	973	0	(139)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		11,100	196	(391)	(195)	0	(18)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		39,500	(246)	(293)	(539)	79	0
Pay (6)	3-Month USD-LIBOR	2.500	12/15/2023		41,000	(53)	58	5	0	(32)
Receive	3-Month USD-LIBOR	1.500	06/21/2024		9,400	456	(76)	380	23	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,000	6	(7)	(1)	3	0
Receive (6)	3-Month USD-LIBOR	2.750	12/15/2026		28,900	(25)	(2)	(27)	19	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		59,810	(1,503)	4,070	2,567	187	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		5,700	(320)	(89)	(409)	0	(17)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		4,550	(100)	(85)	(185)	21	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		3,150	99	(60)	39	14	0
Receive (6)	3-Month USD-LIBOR	2.455	04/17/2048		1,300	0	42	42	6	0
Receive (6)	3-Month USD-LIBOR	2.285	05/25/2048		8,400	(61)	646	585	37	0
Receive (6)	3-Month USD-LIBOR	2.465	05/25/2048		1,900	0	59	59	9	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	100	1	0	1	0	(1)
Pay (6)	6-Month EUR-EURIBOR	2.036	02/03/2037		9,900	0	(60)	(60)	0	(96)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		4,300	15	(126)	(111)	0	(116)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	2,200	(164)	14	(150)	10	0
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022		34,800	(228)	295	67	200	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		5,600	(88)	(4)	(92)	72	0
Receive (6)	6-Month GBP-LIBOR	2.040	02/01/2037		1,600	0	(18)	(18)	18	0
Receive (6)	6-Month GBP-LIBOR	2.043	02/01/2037		7,200	0	(84)	(84)	83	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		2,800	(155)	41	(114)	91	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	400,000	352	(26)	326	37	0

						$1,978	$1,931	$3,909	$1,022	$(434)

Total Swap Agreements						$(586)	$1,716	$1,130	$1,022	$(501)

(g)	Securities with an aggregate market value of $8,363 and cash of $593 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	EUR	4,297	$	4,830	$0	$(78)
	07/2017	GBP	2,592		3,331	0	(45)
	07/2017	NZD	1,143	AUD	1,089	0	(1)
	08/2017	CHF	8,701	$	9,090	0	0
BPS	07/2017	BRL	571		171	0	(2)
	07/2017	$	173	BRL	571	0	0
	07/2017		3,449	EUR	3,032	14	0
	07/2017		3,176	JPY	355,548	0	(15)
	08/2017	EUR	3,032	$	3,454	0	(14)
	08/2017	JPY	355,548		3,180	15	0
	12/2018		470,000		4,283	0	(18)
BRC	08/2017	$	9,255	EUR	8,096	5	0
CBK	07/2017	BRL	7,867	$	2,392	18	0
	07/2017	$	2,378	BRL	7,867	0	(3)
	08/2017		988	AUD	1,288	2	0
	09/2017		3,926	RUB	227,565	0	(129)
	12/2018	JPY	790,000	$	7,207	0	(22)
	12/2018	$	11,417	JPY	1,260,000	113	0
DUB	07/2017	CHF	8,701	$	9,088	14	0
	08/2017	NZD	1,215		887	0	(3)
FBF	09/2017	$	639	RUB	38,766	8	0
GLM	07/2017	CAD	1,630	$	1,209	0	(48)
	07/2017	JPY	456,300		4,121	64	0
	07/2017	$	769	EUR	689	18	0
	10/2017	RUB	285,391	$	4,869	137	0
HUS	07/2017	GBP	1,358		1,722	0	(47)
	07/2017	JPY	34,531		309	2	0
	07/2017	$	824	EUR	740	21	0
	07/2017		1,030	JPY	114,971	0	(8)
	09/2017	SGD	2,386	$	1,726	0	(9)
	09/2017	$	427	SGD	593	4	0
	01/2021	BRL	2,050	$	316	0	(177)
JPM	07/2017	EUR	164		184	0	(3)
	07/2017	NZD	1,905	AUD	1,814	0	(2)
	07/2017	$	1,243	CAD	1,630	13	0
	07/2017		9,241	EUR	8,096	5	0
	08/2017	CAD	1,630	$	1,244	0	(13)
	08/2017	NZD	1,984		1,454	1	0
	09/2017	RUB	6,156		101	0	(2)
NGF	07/2017	BRL	7,867		2,378	3	0
	07/2017	$	2,350	BRL	7,867	24	0
	08/2017	BRL	7,867	$	2,337	0	(24)
SCX	07/2017	GBP	3,170		4,033	0	(95)
	08/2017	$	1,448	AUD	1,886	1	0
	09/2017	SGD	11,562	$	8,379	0	(29)
SOG	08/2017	MXN	79,091		4,091	0	(243)
	09/2017	$	216	TWD	6,525	0	(2)
UAG	07/2017		8,855	GBP	6,909	144	0
	08/2017	GBP	6,909	$	8,862	0	(144)

Total Forward Foreign Currency Contracts						$626	$(1,176)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	3,420	$108	$253
	Put - OTC USD versus MXN		19.000	01/05/2018		$4,530	43	203
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	1,073	37	79

							$188	$535

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$6,400	$733	$308
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		6,400	733	772
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	4,600	121	124
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$7,000	356	246
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,400	90	103
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$15,200	569	449
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		15,200	569	665
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		14,000	725	492
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,200	139	151
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$207,900	98	2
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		35,800	203	99
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		9,200	442	327
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		10,600	1,221	570
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		10,600	1,221	1,234
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		37,900	22	0

								$7,242	$5,542

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$134,100	$114	$19
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	389,100	253	180
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	122,100	12	0

						$379	$199

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$3,800	$107	$93
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	600	52	51

					$159	$144

Total Purchased Options					$7,968	$6,420

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	3,420	$(110)	$(8)
	Put - OTC USD versus MXN		18.000	01/05/2018		$9,060	(36)	(159)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	1,073	(37)	(2)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$1,737	(93)	(1)

							$(276)	$(170)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	0

						$(1,389)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$34,900	$(363)	$(267)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	69,700	(742)	(534)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	45,900	(486)	(369)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	7,700	(203)	(107)

							$(1,794)	$(1,277)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$268,200	$(115)	$(6)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	389,100	(39)	(43)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	122,100	0	0

						$(154)	$(49)

Total Written Options						$(3,613)	$(1,496)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$1,287	$(254)	$145	$0	$(109)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,000	268	(36)	232	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,100	280	(36)	244	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	2,315	0	6	6	0

					$294	$79	$482	$(109)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	11,500	$(2)	$(67)	$0	$(69)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	84,683	1-Month USD-LIBOR plus a specified spread	11/29/2017	$354,429	$0	$(41,546)	$0	$(41,546)
	Pay	S&P 500 Total Return Index	3,380	1-Month USD-LIBOR plus a specified spread	01/10/2018	15,865	0	61	61	0
CBK	Receive	ERAUSLT Index	61,829	1-Month USD-LIBOR plus a specified spread	11/08/2017	16,541	0	(14)	0	(14)
	Receive	ERAUSLT Index	1,476,512	1-Month USD-LIBOR plus a specified spread	11/29/2017	367,789	0	26,897	26,897	0
JPM	Pay	S&P 500 Total Return Index	11,648	1-Month USD-LIBOR plus a specified spread	06/20/2018	54,797	0	314	314	0
SOG	Receive	ERAUSLT Index	211,043	1-Month USD-LIBOR plus a specified spread	06/20/2018	56,400	0	32	32

							$0	$(14,256)	$27,304	$(41,560)

Total Swap Agreements							$292	$(14,244)	$27,786	$(41,738)

(i)	Securities with an aggregate market value of $41,742 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,092	$694	$1,786
Corporate Bonds & Notes
Banking & Finance	0	33,299	140	33,439
Industrials	0	17,405	0	17,405
Utilities	0	5,849	0	5,849
Municipal Bonds & Notes
California	0	228	0	228
Illinois	0	3,870	0	3,870
New Jersey	0	1,596	0	1,596
U.S. Government Agencies	0	20,749	0	20,749
U.S. Treasury Obligations	0	84,947	0	84,947
Non-Agency Mortgage-Backed Securities	0	45,172	0	45,172
Asset-Backed Securities	0	44,213	0	44,213
Sovereign Issues	0	9,984	0	9,984
Preferred Securities
Banking & Finance	0	9,100	0	9,100
Short-Term Instruments
Certificates of Deposit	0	11,319	0	11,319
Commercial Paper	0	13,286	0	13,286
Repurchase Agreements	0	47,816	0	47,816
Argentina Treasury Bills	0	496	0	496
	$0	$350,421	$834	$351,255

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$157,635	$0	$0	$157,635

Total Investments	$157,635	$350,421	$834	$508,890

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,561)	$0	$(1,561)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	469	1,022	0	1,491
Over the counter	0	34,832	0	34,832
	$469	$35,854	$0	$36,323

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(561)	(772)	0	(1,333)
Over the counter	0	(44,410)	0	(44,410)

	$(561)	$(45,182)	$0	$(45,743)

Total Financial Derivative Instruments	$(92)	$(9,328)	$0	$(9,420)

Totals	$157,543	$339,532	$834	$497,909

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS EMG Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Klockner-Pentaplast of America, Inc.
TBD% due 06/13/2024		$925	$917

Total Loan Participations and Assignments (Cost $916)			917

CORPORATE BONDS & NOTES 9.0%
BANKING & FINANCE 6.3%
Ally Financial, Inc.
3.500% due 01/27/2019		4,100	4,167
6.250% due 12/01/2017		2,800	2,852
Banco del Estado de Chile
4.125% due 10/07/2020		7,600	8,025
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	200	237
Bank of America Corp.
1.799% due 08/25/2017		$24,000	24,016
5.650% due 05/01/2018		1,400	1,444
Barclays PLC
8.250% due 12/15/2018 (d)		2,000	2,125
Bear Stearns Cos. LLC
7.250% due 02/01/2018		5,200	5,364
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,900	1,911
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		500	506
Deutsche Bank AG
4.250% due 10/14/2021		8,000	8,385
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		5,300	5,405
General Motors Financial Co., Inc.
3.450% due 04/10/2022		1,400	1,424
4.750% due 08/15/2017		4,700	4,716
Goldman Sachs Group, Inc.
2.352% due 11/15/2021		2,800	2,827
GSPA Monetization Trust
6.422% due 10/09/2029		1,127	1,283
HBOS PLC
6.750% due 05/21/2018		1,300	1,352
HSBC Holdings PLC
3.400% due 03/08/2021		1,000	1,028
Macquarie Bank Ltd.
6.625% due 04/07/2021		1,384	1,561
Navient Corp.
5.500% due 01/15/2019		2,800	2,922
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		3,700	3,963
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		800	910
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	470	636
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		$600	613
4.125% due 09/24/2025		700	735

			88,407

INDUSTRIALS 1.9%
Allergan Funding SCS
2.483% due 03/12/2020		100	102
3.450% due 03/15/2022		1,500	1,548
Asciano Finance Ltd.
5.000% due 04/07/2018		2,100	2,139
Braskem Finance Ltd.
5.750% due 04/15/2021		600	629
Charter Communications Operating LLC
4.464% due 07/23/2022		1,900	2,026
4.908% due 07/23/2025		1,500	1,623
6.384% due 10/23/2035		200	238
6.484% due 10/23/2045		400	482
6.834% due 10/23/2055		100	123
CVS Health Corp.
3.500% due 07/20/2022		100	104
Enbridge, Inc.
1.946% due 06/15/2020		1,100	1,100

Forest Laboratories LLC
4.875% due 02/15/2021	419	451
HCA, Inc.
3.750% due 03/15/2019	7,800	7,976
QUALCOMM, Inc.
4.800% due 05/20/2045	700	771
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	1,000	1,085
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,010	1,006
2.400% due 09/23/2021	1,170	1,157
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	4,000	4,008

		26,568

UTILITIES 0.8%
AT&T, Inc.
1.808% due 01/15/2020	2,600	2,614
2.023% due 07/15/2021	5,500	5,560
Majapahit Holding BV
7.750% due 01/20/2020	1,800	2,016
Petrobras Global Finance BV
8.375% due 05/23/2021	1,300	1,459
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	113	118

		11,767

Total Corporate Bonds & Notes (Cost $123,358)		126,742

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	759
7.043% due 04/01/2050	1,100	1,685
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	4,105
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	114
7.021% due 08/01/2040	100	114

		6,777

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	800	825
7.750% due 01/01/2042	1,200	1,224

		2,049

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	124

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	135

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	1,135	1,204

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	3,101

Total Municipal Bonds & Notes (Cost $10,486)		13,390

U.S. GOVERNMENT AGENCIES 8.3%
Fannie Mae
1.566% due 07/25/2037	84	84
1.596% due 07/25/2037	100	101
1.616% due 09/25/2035	197	198
1.716% due 09/25/2041	9,093	9,116
1.936% due 06/25/2037	579	585
1.946% due 06/25/2040	707	718
2.310% due 08/01/2022	400	402
2.870% due 09/01/2027	4,100	4,117
3.000% due 08/01/2021 - 10/01/2021	6,036	6,200
3.445% due 03/01/2022	9,441	9,890
3.500% due 03/01/2027	58	61

4.000% due 12/01/2018 - 09/01/2026	4,493	4,720
4.500% due 06/01/2018 - 06/01/2030	1,784	1,907
5.000% due 07/01/2023 - 08/01/2043	18,361	20,122
5.500% due 09/01/2025 - 09/01/2041	16,917	18,876
6.000% due 12/01/2018 - 05/01/2041	15,248	17,300
FDIC Structured Sale Guaranteed Bonds
1.551% due 11/29/2037	1,569	1,566
Freddie Mac
1.709% due 07/15/2041	451	455
1.859% due 08/15/2037	477	484
1.869% due 10/15/2037	81	82
1.879% due 05/15/2037 - 09/15/2037	549	556
3.500% due 06/15/2036	45	45
5.000% due 07/01/2023 - 09/01/2040	7,727	8,452
5.500% due 03/01/2037 - 04/01/2038	395	438
Ginnie Mae
3.500% due 02/15/2045	272	282
5.000% due 08/15/2033 - 04/15/2042	9,621	10,565
Small Business Administration
6.220% due 12/01/2028	22	24

Total U.S. Government Agencies (Cost $114,945)		117,346

U.S. TREASURY OBLIGATIONS 40.2%
U.S. Treasury Bonds
3.000% due 05/15/2045	50	51
3.000% due 05/15/2047	1,300	1,344
4.250% due 05/15/2039	3,500	4,391
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	31,439	31,406
0.125% due 01/15/2023 (f)	27,756	27,513
0.375% due 07/15/2023	26,689	26,874
0.375% due 01/15/2027	38,397	37,727
0.625% due 01/15/2026	3,190	3,212
1.750% due 01/15/2028	22,528	25,127
2.375% due 01/15/2027	2,061	2,403
2.500% due 01/15/2029	4,784	5,756
3.625% due 04/15/2028	756	988
U.S. Treasury Notes
0.750% due 10/31/2018 (h)	100	99
1.375% due 09/30/2020 (f)	51,000	50,626
1.375% due 10/31/2020 (f)	27,900	27,675
1.750% due 12/31/2020 (f)	84,200	84,445
1.875% due 08/31/2022	44,800	44,713
2.000% due 11/30/2020 (f)(h)	14,900	15,076
2.000% due 07/31/2022	30,200	30,336
2.000% due 08/15/2025	13,300	13,074
2.000% due 11/15/2026	10,200	9,949
2.125% due 08/31/2020	42,300	42,982
2.125% due 08/15/2021 (h)	300	304
2.125% due 05/15/2025 (h)	42,600	42,335
2.250% due 11/15/2025 (h)	1,200	1,200
2.375% due 08/15/2024	33,200	33,704
2.375% due 05/15/2027	4,100	4,127

Total U.S. Treasury Obligations (Cost $571,341)		567,437

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Funding Trust
3.509% due 02/20/2035	164	162
Banc of America Mortgage Trust
3.778% due 06/25/2035	137	130
BCAP LLC Trust
3.116% due 02/26/2035	1,770	1,737
3.408% due 12/26/2037	54	50
5.194% due 12/26/2035	4,370	4,316
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035	594	593
Bear Stearns ALT-A Trust
1.536% due 08/25/2036	3,611	3,404
Chase Mortgage Finance Trust
3.172% due 12/25/2035 ^	1,084	1,050
Citigroup Mortgage Loan Trust, Inc.
1.286% due 01/25/2037	490	381
2.990% due 03/25/2036 ^	741	710
3.573% due 03/25/2034	584	583
Countrywide Alternative Loan Trust
1.386% due 05/25/2047	1,212	1,085
1.416% due 05/25/2036	682	587
Countrywide Home Loan Mortgage Pass-Through Trust
3.306% due 02/20/2036 ^	23	20
Credit Suisse First Boston Mortgage Securities Corp.
3.036% due 02/25/2034	417	413
Deutsche ALT-A Securities, Inc.
1.376% due 01/25/2047	2,347	2,206

Downey Savings & Loan Association Mortgage Loan Trust
2.029% due 09/19/2044		335	324
Eddystone Finance PLC
0.862% due 04/19/2021	GBP	1,819	2,368
First Horizon Mortgage Pass-Through Trust
2.893% due 10/25/2035 ^		$1,491	1,420
GSR Mortgage Loan Trust
3.209% due 09/25/2035		320	328
HarborView Mortgage Loan Trust
1.459% due 01/19/2036		4,602	3,662
1.552% due 06/20/2035		1,031	1,011
HomeBanc Mortgage Trust
1.526% due 03/25/2035		2,437	2,161
IndyMac Mortgage Loan Trust
1.476% due 06/25/2035		354	319
JPMorgan Mortgage Trust
3.199% due 08/25/2035 ^		450	435
3.408% due 07/25/2035		725	721
5.750% due 01/25/2036 ^		20	17
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035		1,172	1,097
3.460% due 09/25/2035 ^		437	396
Morgan Stanley Mortgage Loan Trust
1.476% due 04/25/2035		3,395	3,208
3.174% due 07/25/2035		1,138	1,056
6.315% due 06/25/2036		5,160	2,638
Prime Mortgage Trust
6.000% due 06/25/2036 ^		1,313	1,296
Provident Funding Mortgage Loan Trust
3.596% due 10/25/2035		2,649	2,648
Residential Accredit Loans, Inc. Trust
1.396% due 09/25/2036		4,061	3,494
1.716% due 03/25/2035		1,627	1,235
1.716% due 08/25/2035 ^		4,902	3,572
2.232% due 08/25/2035		127	114
4.219% due 12/25/2035		4,726	4,182
4.336% due 09/25/2035 ^		1,045	886
Structured Adjustable Rate Mortgage Loan Trust
2.366% due 12/25/2037 ^		5,484	4,328
Structured Asset Mortgage Investments Trust
1.676% due 05/25/2045		12	11
Wachovia Mortgage Loan Trust LLC
3.263% due 10/20/2035 ^		989	907
WaMu Mortgage Pass-Through Certificates Trust
1.506% due 12/25/2045		1,057	1,018
2.145% due 11/25/2046		4,201	4,017
2.808% due 12/25/2036 ^		337	320
3.057% due 06/25/2037 ^		3,865	3,573
Washington Mutual Mortgage Pass-Through Certificates Trust
4.365% due 09/25/2036		4,206	2,266
Wells Fargo Mortgage-Backed Securities Trust
3.208% due 03/25/2035		711	713

Total Non-Agency Mortgage-Backed Securities (Cost $63,141)			73,168

ASSET-BACKED SECURITIES 11.0%
ACE Securities Corp. Home Equity Loan Trust
1.626% due 12/25/2035		18,011	16,043
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.491% due 05/25/2033		1,273	1,254
Asset-Backed Securities Corp. Home Equity Loan Trust
2.176% due 07/25/2035		2,400	2,341
Bear Stearns Asset-Backed Securities Trust
1.376% due 08/25/2036		1,752	1,797
1.896% due 10/25/2035		10,681	10,377
CIT Mortgage Loan Trust
2.566% due 10/25/2037		3,538	3,520
Citigroup Mortgage Loan Trust, Inc.
1.456% due 10/25/2036		2,172	2,171
1.496% due 08/25/2036		13,000	11,021
Countrywide Asset-Backed Certificates
1.416% due 08/25/2036		9,329	9,194
1.506% due 08/25/2036		221	214
Fremont Home Loan Trust
1.351% due 10/25/2036		3,327	3,023
Hillmark Funding Ltd.
1.422% due 05/21/2021		126	126
HSI Asset Securitization Corp. Trust
1.606% due 12/25/2035		21,531	18,618
JPMorgan Mortgage Acquisition Trust
1.456% due 05/25/2036		8,425	8,331
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025		2,000	2,013
Long Beach Mortgage Loan Trust
1.376% due 12/25/2036		3,137	1,970

MASTR Asset-Backed Securities Trust
1.316% due 08/25/2036		14,330	7,190
Morgan Stanley ABS Capital, Inc. Trust
1.396% due 03/25/2037		5,757	3,029
1.536% due 11/25/2035		1,753	1,753
National Collegiate Student Loan Trust
1.456% due 11/27/2028		276	276
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.626% due 02/25/2036		3,090	3,094
Option One Mortgage Loan Trust
1.356% due 01/25/2037		3,243	2,162
Park Place Securities, Inc.
1.666% due 09/25/2035		152	152
Residential Asset Mortgage Products Trust
3.091% due 10/25/2034		9,571	8,855
Residential Asset Securities Corp. Trust
1.596% due 02/25/2036		7,500	7,503
1.676% due 11/25/2035		900	821
SLM Private Education Loan Trust
4.409% due 05/16/2044		839	870
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	1,323	1,508
Soundview Home Loan Trust
1.346% due 12/25/2036		$1,033	1,028
2.516% due 10/25/2037		5,900	4,269
Specialty Underwriting & Residential Finance Trust
1.366% due 09/25/2037		2,880	1,756
Structured Asset Investment Loan Trust
2.146% due 06/25/2035		13,234	10,276
Venture CDO Ltd.
1.373% due 07/22/2021		692	691
VOLT LLC
3.250% due 04/25/2059		3,400	3,406
3.500% due 03/25/2047		2,527	2,538
Washington Mutual Asset-Backed Certificates Trust
1.276% due 11/25/2036		4,329	1,981

Total Asset-Backed Securities (Cost $135,109)			155,171

SOVEREIGN ISSUES 2.2%
Brazil Government International Bond
5.625% due 02/21/2047		4,000	3,830
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	3,700	3,571
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (c)		14,687	4,629
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,510
Korea Development Bank
3.500% due 08/22/2017		2,400	2,405
Qatar Government International Bond
5.250% due 01/20/2020		7,600	8,086

Total Sovereign Issues (Cost $31,468)			31,031

	SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		1,000	1,230
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		4,800	6,018

Total Preferred Securities (Cost $7,222)			7,248

SHORT-TERM INSTRUMENTS 2.7%
CERTIFICATES OF DEPOSIT 2.1%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$400	400
Barclays Bank PLC
1.949% due 11/06/2017		7,100	7,116
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		2,200	2,203
Natixis S.A.
1.979% due 09/25/2017		10,700	10,716
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		7,500	7,512
2.012% due 10/06/2017		2,200	2,204

			30,151

COMMERCIAL PAPER 0.5%
Credit Suisse AG
1.507% due 07/03/2017	400	400
Deutsche Telekom AG
1.441% due 07/31/2017	5,100	5,093
ENI Finance USA, Inc.
1.806% due 10/02/2017	500	498
Natixis NY
1.434% due 07/03/2017	300	300
Standard Chartered Bank
1.465% due 07/03/2017	300	300

		6,591

ARGENTINA TREASURY BILLS 0.1%
2.784% due 07/14/2017 - 02/09/2018 (a)(b)	2,000	1,980

Total Short-Term Instruments (Cost $38,672)		38,722

Total Investments in Securities (Cost $1,096,657)		1,131,172

	SHARES
INVESTMENTS IN AFFILIATES 19.1%
SHORT-TERM INSTRUMENTS 19.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.1%
PIMCO Short-Term Floating NAV Portfolio III	23,465,337	231,978
PIMCO Short-Term Floating NAV Portfolio IV	3,816,020	38,183

Total Short-Term Instruments (Cost $270,141)		270,161

Total Investments in Affiliates (Cost $270,141)		270,161

Total Investments 99.3% (Cost $1,366,798)		$1,401,333
Financial Derivative Instruments (e)(g) 12.7% (Cost or Premiums, net $14,979)		179,614
Other Assets and Liabilities, net (12.0)%		(169,848)

Net Assets 100.0%		$1,411,099

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (1)
U.S. Treasury Obligations (0.4)%
U.S. Treasury Notes	1.125%	09/30/2021	$5,100	$(4,965)	$(4,975)

Total Short Sales (0.4)%				$(4,965)	$(4,975)

(1)	Payable for short sales includes $15 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2017 was $(9,100) at a weighted average interest rate of 0.871%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	243	$(68)	$(191)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	597	(238)	(44)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	354	(206)	(557)

				$(512)	$(792)

Total Written Options				$(512)	$(792)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	28	AUD	2,782	$(42)	$0	$(32)
Euro-Bobl September Futures	09/2017	29	EUR	4,362	(37)	0	(16)
Euro-Bund 10-Year Bond September Futures	09/2017	222		41,043	(690)	0	(400)
U.S. Treasury 5-Year Note September Futures	09/2017	52		$6,127	(28)	0	(9)
U.S. Treasury 30-Year Bond September Futures	09/2017	519		79,764	591	0	(292)
United Kingdom Long Gilt September Futures	09/2017	114	GBP	18,645	(273)	0	(165)

					$(479)	$0	$(914)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	81	EUR	(4)	$34	$12	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	85		(3)	41	6	0
Euro-Buxl 30-Year Bond September Futures	09/2017	112		(20,918)	601	443	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	316		(53,589)	366	469	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	81		(209)	(153)	0	(114)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	85		(263)	(219)	0	(133)
U.S. Treasury 2-Year Note September Futures	09/2017	1,926		$(416,227)	525	181	0
U.S. Treasury 10-Year Note September Futures	09/2017	47		(5,900)	30	13	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	63		(10,450)	(214)	43	0

					$1,011	$1,167	$(247)

Total Futures Contracts					$532	$1,167	$(1,161)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
General Motors Co.	5.000%	12/20/2021	1.225%	$1,200	$192	$2	$194	$0	$(1)
General Motors Co.	5.000	06/20/2022	1.420	800	133	2	135	0	0

					$325	$4	$329	$0	$(1)

Credit Default Swaps On Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021		$39,300	$(479)	$(341)	$(820)	$0	$(19)
CDX.IG-28 5-Year Index	1.000	06/20/2022		50,900	(806)	(152)	(958)	0	(25)
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022	EUR	1,300	(23)	(9)	(32)	1	0

					$(1,308)	$(502)	$(1,810)	$1	$(44)

Credit Default Swaps On Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-26 5-Year Index	5.000%	06/20/2021	$7,920	$409	$222	$631	$12	$0
CDX.IG-28 5-Year Index	5.000	06/20/2022	5,000	352	1	353	11	0

				$761	$223	$984	$23	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	4,760	$29	$(19)	$10	$0	$(3)
Pay	1-Year BRL-CDI	9.715	01/04/2021		16,400	0	35	35	0	(12)
Pay	1-Year BRL-CDI	9.730	01/04/2021		11,340	0	23	23	0	(8)
Pay	1-Year BRL-CDI	9.743	01/04/2021		15,400	0	29	29	0	(11)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	7,800	935	(32)	903	161	0
Pay (6)	3-Month USD-LIBOR	2.200	11/24/2018		$14,100	64	21	85	0	(3)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		82,500	(735)	637	(98)	10	(5)
Receive	3-Month USD-LIBOR	1.250	06/21/2019		110,900	1,122	(351)	771	47	0
Receive (6)	3-Month USD-LIBOR	3.000	11/25/2020		28,700	(166)	(79)	(245)	13	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		29,000	375	(884)	(509)	0	(46)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		9,100	(519)	396	(123)	18	0
Pay (6)	3-Month USD-LIBOR	2.500	12/15/2023		116,100	(150)	166	16	0	(92)
Receive	3-Month USD-LIBOR	1.500	06/21/2024		35,700	1,733	(290)	1,443	87	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		19,500	(1,437)	1,284	(153)	54	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,600	(87)	85	(2)	5	0
Receive (6)	3-Month USD-LIBOR	2.750	12/15/2026		82,000	(70)	(7)	(77)	53	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		104,910	(463)	5,020	4,557	321	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		600	41	2	43	2	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		33,650	(5,456)	4,086	(1,370)	154	0
Receive (6)	3-Month USD-LIBOR	2.455	04/17/2048		3,100	0	100	100	14	0
Receive (6)	3-Month USD-LIBOR	2.285	05/25/2048		21,200	(687)	2,164	1,477	93	0
Receive (6)	3-Month USD-LIBOR	2.465	05/25/2048		4,900	0	152	152	22	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	30,800	(624)	447	(177)	334	0
Pay (6)	6-Month EUR-EURIBOR	2.036	02/03/2037		27,200	0	(164)	(164)	0	(263)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		14,200	50	(418)	(368)	0	(385)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	11,100	(420)	19	(401)	12	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		32,200	(2,475)	273	(2,202)	145	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		12,400	(133)	(71)	(204)	160	0
Receive (6)	6-Month GBP-LIBOR	2.040	02/01/2037		4,600	1	(54)	(53)	53	0
Receive (6)	6-Month GBP-LIBOR	2.043	02/01/2037		19,600	0	(229)	(229)	225	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		4,300	(243)	68	(175)	141	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,110,000	454	450	904	104	0
Pay	CPTFEMU	0.740	01/15/2020	EUR	23,200	(216)	290	74	17	0

						$(9,077)	$13,149	$4,072	$2,245	$(828)

Total Swap Agreements						$(9,299)	$12,874	$3,575	$2,269	$(873)

(f)	Securities with an aggregate market value of $15,150 and cash of $1,065 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	GBP	3,020		$3,881	$0	$(52)
	07/2017	NZD	1,605	AUD	1,529	0	(1)
	07/2017		$734	EUR	657	17	0
	08/2017	CHF	26,773		$27,971	2	0
BPS	07/2017	EUR	5,592		6,361	0	(26)
	07/2017		$10,547	JPY	1,180,718	0	(49)
	08/2017	JPY	1,180,718		$10,559	49	0
	08/2017		$6,370	EUR	5,592	26	0
	12/2018	JPY	1,400,000		$12,759	0	(52)
BRC	08/2017		$28,255	EUR	24,717	16	0
CBK	07/2017	BRL	19,075		$5,801	43	0
	07/2017		$5,766	BRL	19,075	0	(8)
	08/2017		2,935	AUD	3,827	5	0
	12/2018	JPY	2,370,000		$21,620	0	(67)
	12/2018		$34,161	JPY	3,770,000	337	0
DUB	07/2017	CHF	26,773		$27,963	42	0
	07/2017	NZD	7,770	AUD	7,398	0	(7)
	08/2017		3,743		$2,733	0	(8)
	09/2017		$539	HKD	4,194	0	(1)
FBF	07/2017		476	INR	31,273	7	0
GLM	07/2017	CAD	1,397		$1,036	0	(42)
	07/2017	JPY	1,180,718		10,664	166	0
	08/2017		$632	ZAR	8,529	17	0
	10/2017	RUB	639,190		$10,905	307	0
HUS	08/2017		$1,475	GBP	1,135	4	0
	09/2017		10,755	RUB	622,347	0	(372)
	01/2021	BRL	2,630		$405	0	(227)
JPM	07/2017	EUR	505		567	0	(10)
	07/2017		$1,066	CAD	1,397	12	0
	07/2017		28,214	EUR	24,717	16	0
	08/2017	CAD	1,397		$1,066	0	(12)
	08/2017	NZD	6,100		4,469	2	0
	09/2017	KRW	881,592		781	10	0
MSB	07/2017	BRL	7,288		2,212	12	0
	07/2017		$2,203	BRL	7,288	0	(3)
NGF	07/2017	BRL	26,363		$7,969	11	0
	07/2017		$7,877	BRL	26,363	81	0
	08/2017	BRL	26,363		$7,830	0	(81)
SCX	07/2017	GBP	10,954		13,937	0	(330)
	08/2017		$4,464	AUD	5,814	2	0
	09/2017	SGD	37,959		$27,510	0	(94)
SOG	08/2017	MXN	190,821		9,871	0	(587)
UAG	07/2017		$6,119	EUR	5,440	94	0
	07/2017		17,909	GBP	13,974	291	0
	08/2017	GBP	13,974		$17,925	0	(292)

Total Forward Foreign Currency Contracts						$1,569	$(2,321)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	9,623	$305	$711
	Put - OTC USD versus MXN		19.000	01/05/2018		$12,692	119	570
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	3,009	103	223

							$527	$1,504

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$17,000	$1,948	$817
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		17,000	1,948	2,050
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	13,500	355	363
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$15,200	773	534
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,600	254	291
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$52,800	1,976	1,560
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		52,800	1,976	2,309
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		30,200	1,563	1,062
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,800	395	431
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$610,700	287	5
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		95,300	541	265
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		28,050	1,349	996
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		25,700	2,960	1,383
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		25,700	2,960	2,991
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		134,300	78	1

								$19,363	$15,058

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$393,800	$335	$54
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	1,232,100	801	570
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	373,700	37	1

						$1,173	$625

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$11,800	$331	$288
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	1,800	157	153

					$488	$441

Total Purchased Options					$21,551	$17,628

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	9,623	$(309)	$(22)
	Put - OTC USD versus MXN		18.000	01/05/2018		$25,384	(102)	(445)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	3,009	(103)	(7)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$3,500	(187)	(1)

							$(701)	$(475)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(57)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$75,500	$(785)	$(579)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	150,800	(1,606)	(1,156)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	140,200	(1,484)	(1,126)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	20,500	(541)	(284)

							$(4,416)	$(3,145)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$787,600	$(339)	$(18)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	1,232,100	(123)	(135)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	373,700	0	0

						$(462)	$(153)

Total Written Options						$(5,636)	$(3,773)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Mexico Government International Bond	1.000%	09/20/2017	0.170%	$1,700	$(24)	$28	$4	$0
MYC	Mexico Government International Bond	1.000	09/20/2017	0.170	1,400	(20)	23	3	0

						$(44)	$51	$7	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,000	$268	$(36)	$232	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	3,785	(782)	460	0	(322)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	1,000	134	(18)	116	0

					$(380)	$406	$348	$(322)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAEMLT Index	305,591	1-Month USD-LIBOR plus a specified spread	08/10/2017	$648,054	$0	$126,984	$126,984	$0
	Receive	ERAEMLT Index	127,664	1-Month USD-LIBOR plus a specified spread	09/07/2017	287,147	0	36,319	36,319	0
BPS	Receive	ERAEMLT Index	38,568	1-Month USD-LIBOR plus a specified spread	05/23/2018	97,852	0	(167)	0	(167)
DUB	Receive	ERAEMLT Index	20,679	1-Month USD-LIBOR plus a specified spread	04/11/2018	52,330	0	78	78	0
FBF	Receive	ERAEMLT Index	4,534	1-Month USD-LIBOR plus a specified spread	11/08/2017	11,307	0	191	191	0
MEI	Receive	ERAEMLT Index	58,367	1-Month USD-LIBOR plus a specified spread	11/08/2017	145,556	0	2,463	2,463	0

							$0	$165,868	$166,035	$(167)

Total Swap Agreements							$(424)	$166,325	$166,390	$(489)

(h)	Securities with an aggregate market value of $1,824 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$917	$917
Corporate Bonds & Notes
Banking & Finance	0	87,124	1,283	88,407
Industrials	0	26,568	0	26,568
Utilities	0	11,767	0	11,767
Municipal Bonds & Notes
California	0	6,777	0	6,777
Illinois	0	2,049	0	2,049
Nebraska	0	124	0	124
Tennessee	0	135	0	135
Texas	0	1,204	0	1,204
Washington	0	3,101	0	3,101
U.S. Government Agencies	0	117,346	0	117,346
U.S. Treasury Obligations	0	567,437	0	567,437
Non-Agency Mortgage-Backed Securities	0	73,168	0	73,168
Asset-Backed Securities	0	155,171	0	155,171
Sovereign Issues	0	31,031	0	31,031
Preferred Securities
Banking & Finance	0	7,248	0	7,248
Short-Term Instruments
Certificates of Deposit	0	30,151	0	30,151
Commercial Paper	0	6,591	0	6,591
Argentina Treasury Bills	0	1,980	0	1,980
	$0	$1,128,972	$2,200	$1,131,172

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$270,161	$0	$0	$270,161

Total Investments	$270,161	$1,128,972	$2,200	$1,401,333

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(4,975)	$0	$(4,975)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,167	2,269	0	3,436
Over the counter	0	185,587	0	185,587
	$1,167	$187,856	$0	$189,023

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,161)	(1,665)	0	(2,826)
Over the counter	0	(6,583)	0	(6,583)

	$(1,161)	$(8,248)	$0	$(9,409)

Total Financial Derivative Instruments	$6	$179,608	$0	$179,614

Totals	$270,167	$1,303,605	$2,200	$1,575,972

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 69.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.480% due 01/15/2024		$1,876	$1,885

Total Loan Participations and Assignments (Cost $1,872)			1,885

CORPORATE BONDS & NOTES 7.7%
BANKING & FINANCE 5.3%
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,049
4.750% due 09/10/2018		3,115	3,208
6.250% due 12/01/2017		2,300	2,343
Banco del Estado de Chile
4.125% due 10/07/2020		4,000	4,223
Bank of America Corp.
1.799% due 08/25/2017		$14,000	14,009
2.650% due 04/01/2019		16,900	17,111
5.650% due 05/01/2018		1,800	1,857
7.625% due 06/01/2019		2,300	2,539
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	1,075	1,705
Barclays PLC
7.000% due 09/15/2019 (e)		300	400
8.250% due 12/15/2018 (e)		$400	425
Blackstone CQP Holdco LP
6.500% due 03/20/2021		3,000	3,017
Deutsche Bank AG
4.250% due 10/14/2021		7,600	7,965
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		1,100	1,104
General Motors Financial Co., Inc.
3.450% due 04/10/2022		3,300	3,357
4.750% due 08/15/2017		5,295	5,313
Goldman Sachs Group, Inc.
2.352% due 11/15/2021		2,600	2,625
HSBC Holdings PLC
3.400% due 03/08/2021		700	720
4.300% due 03/08/2026		500	533
KBC Bank NV
8.000% due 01/25/2023		2,400	2,475
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,006
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		5,800	7,909
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	780	1,127
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$700	750
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	690	934
UBS AG
7.625% due 08/17/2022		$3,350	3,941

			94,645

INDUSTRIALS 1.8%
AbbVie, Inc.
3.200% due 11/06/2022		100	103
Actavis, Inc.
3.250% due 10/01/2022		300	307
Allergan Funding SCS
3.450% due 03/15/2022		1,800	1,857
Charter Communications Operating LLC
4.464% due 07/23/2022		700	747
4.908% due 07/23/2025		1,500	1,623
6.384% due 10/23/2035		300	357
6.484% due 10/23/2045		700	844
6.834% due 10/23/2055		100	122
CVS Health Corp.
3.500% due 07/20/2022		200	208
Enbridge, Inc.
1.946% due 06/15/2020		1,400	1,400

Forest Laboratories LLC
5.000% due 12/15/2021	1,000	1,093
HCA, Inc.
3.750% due 03/15/2019	13,800	14,110
Kraft Heinz Foods Co.
2.000% due 07/02/2018	300	301
3.500% due 07/15/2022	200	206
3.950% due 07/15/2025	200	207
QUALCOMM, Inc.
4.800% due 05/20/2045	700	771
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	960	956
2.400% due 09/23/2021	1,120	1,108
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	4,500	4,509

		30,829

UTILITIES 0.6%
AT&T, Inc.
2.023% due 07/15/2021	8,200	8,290
Majapahit Holding BV
7.750% due 01/20/2020	500	560
Petrobras Global Finance BV
8.375% due 05/23/2021	1,800	2,019

		10,869

Total Corporate Bonds & Notes (Cost $133,572)		136,343

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,670

COLORADO 0.4%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	5,500	7,487

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	928
7.750% due 01/01/2042	1,500	1,530

		2,458

Total Municipal Bonds & Notes (Cost $11,529)		11,615

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
1.276% due 12/25/2036	105	103
1.566% due 03/25/2037 - 09/25/2042	378	377
1.596% due 07/25/2037	66	66
1.616% due 09/25/2035	136	137
1.846% due 05/25/2040	101	102
1.892% due 06/01/2043 - 07/01/2044	183	185
1.936% due 06/25/2037	61	62
1.946% due 06/25/2040	717	728
1.966% due 11/25/2039 - 01/25/2040	170	173
2.036% due 12/25/2039	48	49
2.116% due 07/25/2039	36	36
2.310% due 08/01/2022	200	201
2.521% due 10/01/2034	12	13
2.572% due 11/01/2035	41	43
2.689% due 12/01/2033	90	94
2.734% due 11/01/2034	5	6
2.787% due 10/01/2035	39	42
2.803% due 09/01/2035	131	139
2.830% due 08/01/2035	106	113
2.870% due 09/01/2027	100	100
2.877% due 05/01/2036	85	89
2.912% due 07/01/2035	125	131
2.915% due 07/01/2034	130	137
2.920% due 06/01/2022	2,408	2,486
2.923% due 07/01/2035	88	92
2.945% due 03/01/2035	13	14
2.972% due 07/01/2036	78	82
2.978% due 09/01/2036	61	65
2.987% due 09/01/2035	49	52
3.055% due 08/01/2035	229	243

3.097% due 08/01/2036	75	80
3.129% due 05/25/2035	25	27
3.155% due 05/01/2022	1,969	2,035
3.161% due 01/01/2035	99	103
3.167% due 06/01/2035	186	195
3.258% due 05/01/2035	7	8
3.367% due 12/01/2033	18	19
3.802% due 06/01/2035	303	323
4.000% due 05/01/2018 - 11/01/2028	6,793	7,109
4.500% due 02/01/2018 - 06/01/2042	9,348	9,853
5.000% due 06/01/2023 - 05/01/2041	5,106	5,599
5.500% due 10/01/2021 - 12/01/2039	2,631	2,936
6.000% due 05/01/2035 - 05/01/2041	704	799
6.500% due 09/01/2034	6	7
Freddie Mac
1.476% due 08/25/2031	69	67
1.489% due 02/15/2037	7	7
1.709% due 07/15/2041	699	705
1.729% due 06/15/2041	712	717
1.829% due 08/15/2037	167	169
1.859% due 08/15/2037	213	216
1.892% due 02/25/2045	30	30
2.014% due 01/15/2038	109	112
4.500% due 01/15/2041 - 04/01/2041	324	348
5.000% due 03/01/2038	3,385	3,707
5.500% due 06/01/2027 - 05/01/2040	1,671	1,859
6.000% due 02/01/2034 - 10/01/2039	1,899	2,142
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	17,409	18,054
5.000% due 06/15/2034 - 06/15/2041	3,801	4,162
6.000% due 05/15/2037 - 07/15/2037	94	106
NCUA Guaranteed Notes
1.534% due 10/07/2020	161	162
Small Business Administration
5.290% due 12/01/2027	146	156
5.600% due 09/01/2028	1,355	1,483

Total U.S. Government Agencies (Cost $68,347)		69,455

U.S. TREASURY OBLIGATIONS 35.9%
U.S. Treasury Bonds
3.000% due 05/15/2045	50	52
3.000% due 05/15/2047	1,700	1,758
4.250% due 05/15/2039	3,400	4,265
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	22,649	22,630
0.125% due 01/15/2023 (g)	20,764	20,582
0.125% due 07/15/2024 (g)	21,215	20,846
0.250% due 01/15/2025	413	406
0.375% due 07/15/2023 (g)	48,020	48,353
0.375% due 01/15/2027	45,149	44,361
0.625% due 01/15/2026	4,322	4,352
0.750% due 02/15/2045	1,350	1,268
1.750% due 01/15/2028	9,921	11,066
2.375% due 01/15/2025 (g)	42,421	48,342
U.S. Treasury Notes
1.375% due 09/30/2020 (g)	35,300	35,041
1.375% due 10/31/2020 (g)	42,700	42,356
1.500% due 08/15/2026	47,850	44,768
1.750% due 12/31/2020	58,300	58,470
2.000% due 11/30/2020 (g)(i)	10,200	10,320
2.000% due 07/31/2022 (i)	26,000	26,117
2.000% due 11/30/2022	45,800	45,902
2.000% due 08/15/2025 (i)	6,400	6,291
2.000% due 11/15/2026	6,600	6,437
2.125% due 08/31/2020 (g)(i)	5,500	5,589
2.125% due 05/15/2025	96,850	96,247
2.375% due 08/15/2024	26,900	27,308
2.375% due 05/15/2027	5,700	5,738

Total U.S. Treasury Obligations (Cost $643,999)		638,865

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
American Home Mortgage Investment Trust
3.415% due 02/25/2045	61	62
ApS Resecuritization Trust
1.166% due 08/28/2054	12,849	10,794
Banc of America Funding Trust
1.402% due 10/20/2046 ^	296	268
1.492% due 06/20/2047	600	493
5.912% due 10/25/2036	7,015	6,186
Bear Stearns Adjustable Rate Mortgage Trust
3.432% due 01/25/2034	551	555

Bear Stearns ALT-A Trust
1.376% due 02/25/2034		270	252
1.656% due 07/25/2035		1,043	1,046
3.361% due 09/25/2035		70	60
Bear Stearns Structured Products, Inc. Trust
3.421% due 01/26/2036		285	260
Bella Vista Mortgage Trust
1.816% due 01/22/2045		2,340	2,241
Chase Mortgage Finance Trust
3.472% due 02/25/2037		1,155	1,163
ChaseFlex Trust
1.516% due 07/25/2037		949	777
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.516% due 08/25/2035		2,741	2,644
1.622% due 01/25/2036		809	746
1.941% due 06/25/2036		812	805
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		48	48
3.430% due 05/25/2035		100	100
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		1,956	2,029
Countrywide Alternative Loan Trust
1.376% due 12/25/2046 ^		2,628	2,555
1.396% due 05/25/2047		265	249
1.406% due 09/25/2046 ^		1,304	1,121
1.496% due 02/25/2037		1,398	1,182
1.716% due 05/25/2035 ^		8,460	6,922
2.292% due 08/25/2035		3,437	3,343
3.108% due 05/25/2036		1,286	975
6.000% due 06/25/2047		5,992	5,139
Countrywide Home Loan Mortgage Pass-Through Trust
2.016% due 09/25/2034		186	164
3.309% due 02/20/2036 ^		49	44
Deutsche ALT-A Securities, Inc.
1.546% due 02/25/2036		3,526	3,130
Eddystone Finance PLC
0.862% due 04/19/2021	GBP	2,707	3,524
First Horizon Alternative Mortgage Securities Trust
2.914% due 08/25/2035 ^		$402	351
First Horizon Mortgage Pass-Through Trust
3.142% due 08/25/2035		146	127
Greenpoint Mortgage Pass-Through Certificates
3.718% due 10/25/2033		133	132
GSR Mortgage Loan Trust
3.109% due 09/25/2035		294	300
3.152% due 11/25/2035		141	139
6.000% due 05/25/2037 ^		776	767
HarborView Mortgage Loan Trust
1.459% due 01/19/2036		796	634
1.749% due 03/19/2035		3,237	3,016
IndyMac Mortgage Loan Trust
1.416% due 11/25/2046		22,068	19,811
3.171% due 01/25/2036 ^		254	215
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		20	17
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.599% due 12/15/2030		429	418
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036		201	194
2.665% due 10/25/2035		2,323	2,326
Residential Accredit Loans, Inc. Trust
1.401% due 08/25/2036		2,099	1,858
4.219% due 12/25/2035		769	680
Residential Asset Securitization Trust
6.000% due 09/25/2036		1,196	799
6.000% due 05/25/2037 ^		618	548
6.250% due 07/25/2036 ^		737	718
Sequoia Mortgage Trust
1.412% due 07/20/2036		674	646
1.422% due 06/20/2036		703	631
Structured Adjustable Rate Mortgage Loan Trust
1.536% due 10/25/2035		4,275	3,944
2.132% due 01/25/2035		235	212
3.143% due 01/25/2035		305	300
3.331% due 09/25/2035		233	208
3.336% due 08/25/2035		157	157
3.350% due 08/25/2034		294	293
Structured Asset Mortgage Investments Trust
1.459% due 07/19/2035		117	112
1.496% due 02/25/2036 ^		140	129
2.834% due 05/25/2047		5,089	3,984
Wachovia Mortgage Loan Trust LLC
3.534% due 05/20/2036 ^		366	330

WaMu Mortgage Pass-Through Certificates Trust
1.486% due 12/25/2045	8,510	8,268
1.506% due 10/25/2045	49	49
1.722% due 06/25/2046	8,920	8,306
1.732% due 02/25/2046	718	703
1.856% due 01/25/2045	275	273
1.895% due 02/27/2034	114	113
1.932% due 11/25/2042	50	48
2.083% due 12/25/2046	587	576
2.145% due 08/25/2046	8,729	8,547
2.145% due 10/25/2046	150	143
2.567% due 01/25/2037 ^	1,288	1,166
2.778% due 12/25/2036 ^	398	371
3.057% due 06/25/2037 ^	4,008	3,706
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036	2,994	2,603
Wells Fargo Alternative Loan Trust
3.509% due 07/25/2037 ^	6,565	5,915
Wells Fargo Mortgage-Backed Securities Trust
3.107% due 03/25/2036	223	225
3.246% due 07/25/2036 ^	2,600	2,524

Total Non-Agency Mortgage-Backed Securities (Cost $133,997)		146,409

ASSET-BACKED SECURITIES 8.2%
ACE Securities Corp. Home Equity Loan Trust
1.626% due 12/25/2035	4,500	4,008
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.036% due 02/25/2034	1,706	1,584
Asset-Backed Funding Certificates Trust
1.436% due 01/25/2037	4,164	2,835
2.266% due 03/25/2034	4,638	4,324
Asset-Backed Securities Corp. Home Equity Loan Trust
1.506% due 03/25/2036	11,443	8,987
2.176% due 07/25/2035	500	488
Bear Stearns Asset-Backed Securities Trust
1.376% due 08/25/2036	2,370	2,431
1.486% due 06/25/2036	4,800	4,508
1.896% due 10/25/2035	4,382	4,257
Cavalry CLO Ltd.
2.528% due 01/16/2024	70	70
CIT Mortgage Loan Trust
2.566% due 10/25/2037	5,917	5,887
Citigroup Mortgage Loan Trust, Inc.
1.376% due 09/25/2036	5,004	3,798
2.116% due 09/25/2035 ^	3,987	3,522
Countrywide Asset-Backed Certificates
1.366% due 01/25/2037	4,449	4,416
1.416% due 06/25/2037 ^	4,047	3,035
1.466% due 01/25/2046	8,216	6,617
1.466% due 06/25/2047	2,200	1,820
1.476% due 12/25/2036	7,079	6,302
4.856% due 10/25/2046 ^	2,440	2,302
Countrywide Home Equity Loan Trust
1.379% due 12/15/2029	441	417
Credit Suisse Mortgage Capital Certificates
1.816% due 09/25/2037	5,727	5,362
Credit-Based Asset Servicing and Securitization LLC
1.276% due 11/25/2036	30	18
Fremont Home Loan Trust
1.276% due 01/25/2037	15	8
GSAMP Trust
1.456% due 12/25/2035	3,001	2,981
Hillmark Funding Ltd.
1.422% due 05/21/2021	24	24
Home Equity Asset Trust
2.816% due 12/25/2034	985	874
Lehman XS Trust
1.356% due 02/25/2037 ^	2,200	2,258
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025	1,900	1,912
Long Beach Mortgage Loan Trust
1.776% due 10/25/2034	17	16
Morgan Stanley ABS Capital, Inc. Trust
1.346% due 01/25/2037	4,501	2,433
1.466% due 03/25/2037	3,838	2,038
2.146% due 11/25/2034	949	939
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^	1,069	605
National Collegiate Student Loan Trust
1.456% due 11/27/2028	228	228
NovaStar Mortgage Funding Trust
1.346% due 03/25/2037	6,791	4,531

Panhandle-Plains Higher Education Authority, Inc.
2.278% due 10/01/2035		34	34
Residential Asset Mortgage Products Trust
1.376% due 02/25/2037		2,386	2,361
Residential Asset Securities Corp. Trust
1.366% due 08/25/2036		326	326
1.636% due 10/25/2035		1,000	953
Securitized Asset-Backed Receivables LLC Trust
1.466% due 05/25/2036		11,963	7,221
SG Mortgage Securities Trust
1.396% due 02/25/2036		12,663	7,680
SLM Private Education Loan Trust
4.409% due 05/16/2044		150	155
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	766	873
Soundview Home Loan Trust
1.386% due 03/25/2037		$764	761
Specialty Underwriting & Residential Finance Trust
1.516% due 12/25/2036		3,385	2,947
Structured Asset Investment Loan Trust
1.936% due 06/25/2035		20,000	17,787
Structured Asset Securities Corp. Mortgage Loan Trust
1.376% due 03/25/2036		3,751	3,180
1.426% due 02/25/2037		5,519	4,986
1.536% due 05/25/2037		1,276	1,244
Venture CDO Ltd.
1.373% due 07/22/2021		44	44

Total Asset-Backed Securities (Cost $134,951)			146,387

SOVEREIGN ISSUES 1.9%
Brazil Government International Bond
5.625% due 02/21/2047		3,300	3,160
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	5,300	5,115
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)		20,681	6,519
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	4,938
Korea Development Bank
3.500% due 08/22/2017		300	301
Qatar Government International Bond
5.250% due 01/20/2020		3,600	3,830
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	1,220,000	10,887

Total Sovereign Issues (Cost $35,264)			34,750

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.8%
CERTIFICATES OF DEPOSIT 2.4%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$300	300
Barclays Bank PLC
1.949% due 11/06/2017		7,700	7,718
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		2,200	2,203
Natixis S.A.
1.979% due 09/25/2017		10,300	10,316
Norinchukin Bank
1.871% due 10/11/2017		10,700	10,721
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017		2,500	2,503
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		7,200	7,211
2.012% due 10/06/2017		2,100	2,104

			43,076

COMMERCIAL PAPER 0.3%
Credit Suisse AG
1.507% due 07/03/2017	400	400
ENI Finance USA, Inc.
1.806% due 10/02/2017	400	398
Marriott International
1.523% due 07/24/2017	2,200	2,198
Natixis NY
1.434% due 07/03/2017	300	300
Standard Chartered Bank
1.465% due 07/03/2017	300	300
TransCanada American, Inc.
1.472% due 07/12/2017	900	900

		4,496

ARGENTINA TREASURY BILLS 0.1%
2.743% due 07/14/2017 - 02/09/2018 (b)(c)(d)	1,900	1,883

Total Short-Term Instruments (Cost $49,378)		49,455

Total Investments in Securities (Cost $1,212,909)		1,235,164

	SHARES
INVESTMENTS IN AFFILIATES 30.0%
SHORT-TERM INSTRUMENTS 30.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.0%
PIMCO Short-Term Floating NAV Portfolio III	43,360,349	428,661
PIMCO Short-Term Floating NAV Portfolio IV	10,453,656	104,599

Total Short-Term Instruments (Cost $533,188)		533,260

Total Investments in Affiliates (Cost $533,188)		533,260

Total Investments 99.4% (Cost $1,746,097)		$1,768,424
Financial Derivative Instruments (f)(h) 10.6% (Cost or Premiums, net $10,433)		188,514
Other Assets and Liabilities, net (10.0)%		(177,142)

Net Assets 100.0%		$1,779,796

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (1)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$5,100	$(4,964)	$(4,975)
U.S. Treasury Notes	2.250	02/15/2027	200	(201)	(201)

Total Short Sales (0.3)%				$(5,165)	$(5,176)

(1)	Payable for short sales includes $17 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2017 was $1,734 at a weighted average interest rate of 0.760%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	257	$(72)	$(202)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	717	(286)	(53)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	460	(268)	(724)

				$(626)	$(979)

Total Written Options				$(626)	$(979)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	33	AUD	3,279	$(51)	$0	$(38)
Euro-Bund 10-Year Bond September Futures	09/2017	26	EUR	4,807	(81)	0	(47)
U.S. Treasury 10-Year Note September Futures	09/2017	141		$17,700	(72)	0	(40)
U.S. Treasury 30-Year Bond September Futures	09/2017	561		86,219	638	0	(315)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	129		21,398	356	0	(89)
United Kingdom Long Gilt September Futures	09/2017	291	GBP	47,593	(697)	0	(421)

					$93	$0	$(950)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	104	EUR	(5)	$44	$15	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	110		(4)	53	8	0
Euro-Bobl September Futures	09/2017	176		(26,474)	211	97	0
Euro-Buxl 30-Year Bond September Futures	09/2017	146		(27,268)	784	577	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	443		(75,127)	414	658	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	104		(268)	(196)	0	(146)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	110		(340)	(283)	0	(172)
U.S. Treasury 2-Year Note September Futures	09/2017	504		$(108,919)	136	47	0
U.S. Treasury 5-Year Note September Futures	09/2017	1,119		(131,858)	296	192	0

					$1,459	$1,594	$(318)

Total Futures Contracts					$1,552	$1,594	$(1,268)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
General Motors Co.	5.000%	12/20/2021	1.225%	$2,700	$431	$8	$439	$0	$(2)
General Motors Co.	5.000	06/20/2022	1.420	2,000	334	3	337	1	0

					$765	$11	$776	$1	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR 1,900	$(34)	$(13)	$(47)	$2	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-26 5-Year Index	5.000%	06/20/2021	$2,475	$128	$69	$197	$3	$0
CDX.IG-28 5-Year Index	5.000	06/20/2022	1,600	111	2	113	4	0

				$239	$71	$310	$7	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	6,780	$41	$(27)	$14	$0	$(5)
Pay	1-Year BRL-CDI	9.715	01/04/2021		23,500	0	50	50	0	(17)
Pay	1-Year BRL-CDI	9.730	01/04/2021		15,940	0	32	32	0	(11)
Pay	1-Year BRL-CDI	9.743	01/04/2021		22,000	0	42	42	0	(16)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	11,700	1,403	(49)	1,354	242	0
Pay (6)	3-Month USD-LIBOR	2.200	11/24/2018		$18,700	84	29	113	0	(4)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		462,300	(2,239)	616	(1,623)	90	0
Receive (6)	3-Month USD-LIBOR	3.000	11/25/2020		37,600	(217)	(104)	(321)	17	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		138,900	4,795	(3,801)	994	0	(142)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		27,300	481	(960)	(479)	0	(43)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		49,700	(2,875)	2,205	(670)	100	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		54,500	1,660	(1,765)	(105)	0	(119)
Pay (6)	3-Month USD-LIBOR	2.500	12/15/2023		140,000	(181)	200	19	0	(111)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		2,000	(142)	139	(3)	6	0
Receive (6)	3-Month USD-LIBOR	2.750	12/15/2026		98,900	(84)	(9)	(93)	64	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		177,620	(332)	8,048	7,716	544	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		10,900	730	53	783	32	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		52,850	(1,999)	(153)	(2,152)	241	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		14,600	(1,199)	1,380	181	64	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		19,400	(535)	1,715	1,180	82	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		1,100	(112)	186	74	5	0
Receive (6)	3-Month USD-LIBOR	2.455	04/17/2048		2,800	0	90	90	13	0
Receive (6)	3-Month USD-LIBOR	2.285	05/25/2048		19,600	(108)	1,473	1,365	86	0
Receive (6)	3-Month USD-LIBOR	2.465	05/25/2048		4,400	0	137	137	20	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	11,100	(225)	161	(64)	120	0
Pay (6)	6-Month EUR-EURIBOR	2.036	02/03/2037		40,700	0	(245)	(245)	0	(393)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		18,600	66	(547)	(481)	0	(504)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	17,000	(303)	(312)	(615)	19	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		52,600	(2,049)	(1,548)	(3,597)	236	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		23,300	(207)	(176)	(383)	294	0
Receive (6)	6-Month GBP-LIBOR	2.040	02/01/2037		6,900	2	(81)	(79)	79	0
Receive (6)	6-Month GBP-LIBOR	2.043	02/01/2037		29,300	0	(343)	(343)	336	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		6,300	(385)	128	(257)	207	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,540,000	593	661	1,254	144	0

						$(3,337)	$7,225	$3,888	$3,041	$(1,365)

Total Swap Agreements						$(2,367)	$7,294	$4,927	$3,051	$(1,367)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(g)	Securities with an aggregate market value of $24,752 and cash of $2,289 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	08/2017	CHF	34,306		$35,841	$2	$0
	08/2017	SEK	985		111	0	(6)
BPS	07/2017	EUR	4,312		4,905	0	(20)
	07/2017		$26,588	JPY	2,976,485	0	(124)
	08/2017	JPY	2,976,485		$26,619	124	0
	08/2017		$4,912	EUR	4,312	20	0
	08/2017	ZAR	4,794		$350	0	(15)
	12/2018	JPY	1,780,000		16,222	0	(66)
BRC	08/2017		$36,448	EUR	31,884	21	0
CBK	07/2017	GBP	5,642		$7,259	0	(89)
	07/2017		$4,551	EUR	4,045	69	0
	12/2018	JPY	3,020,000		$27,549	0	(86)
	12/2018		$43,494	JPY	4,800,000	429	0
DUB	07/2017	BRL	37,288		$11,673	418	0
	07/2017	CHF	34,306		35,830	54	0
	07/2017		$11,271	BRL	37,287	0	(16)
	08/2017	NZD	4,804		$3,507	0	(11)
FBF	07/2017		$1,015	INR	66,692	15	0
GLM	07/2017	CAD	2,090		$1,550	0	(62)
	07/2017	JPY	2,976,485		26,883	419	0
	07/2017		$1,156	EUR	1,034	25	0
	07/2017		1,342	GBP	1,035	6	0
	08/2017		5,732	AUD	7,463	2	0
	10/2017	RUB	705,575		$12,038	338	0
HUS	09/2017		$9,781	RUB	565,995	0	(338)
	01/2021	BRL	3,320		$512	0	(287)
JPM	07/2017	EUR	767		861	0	(15)
	07/2017	NZD	12,030	AUD	11,454	0	(12)
	07/2017		$3,750		4,886	5	0
	07/2017		1,594	CAD	2,090	17	0
	07/2017		36,395	EUR	31,884	21	0
	08/2017	CAD	2,090		$1,595	0	(17)
	08/2017	NZD	7,826		5,734	3	0
	08/2017		$11,024	JPY	1,232,700	0	(52)
NGF	07/2017	BRL	37,288		$11,271	16	0
	07/2017		$11,141	BRL	37,287	115	0
	08/2017	BRL	37,288		$11,075	0	(114)
SCX	07/2017	GBP	14,866		18,915	0	(448)
	09/2017	SGD	50,793		36,810	0	(126)
SOG	08/2017	MXN	262,031		13,554	0	(806)
UAG	07/2017		$26,283	GBP	20,508	428	0
	08/2017	GBP	20,508		$26,307	0	(428)
	09/2017	HKD	4,015		516	1	0

Total Forward Foreign Currency Contracts						$2,548	$(3,138)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN 22.480	01/08/2018	EUR	13,612	$431	$1,006
	Put - OTC USD versus MXN	19.000	01/05/2018		$17,927	168	805
FBF	Put - OTC EUR versus MXN	22.480	01/08/2018	EUR	4,251	146	314

						$745	$2,125

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$15,200	$1,742	$731
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		15,200	1,742	1,833
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	12,900	339	347
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$20,200	1,028	710
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,300	246	282
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$69,200	2,590	2,045
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		69,200	2,590	3,026
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		40,200	2,080	1,413
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,100	377	410
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$753,300	354	6
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		114,400	649	318
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,900	620	458
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		27,200	3,133	1,464
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		27,200	3,133	3,165
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		231,000	133	2

								$20,756	$16,210

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$488,200	$439	$67
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	1,724,300	1,121	798
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	386,300	39	1

						$1,599	$866

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$16,800	$471	$411
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	2,500	218	212

					$689	$623

Total Purchased Options					$23,789	$19,824

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	13,612	$(437)	$(31)
	Put - OTC USD versus MXN		18.000	01/05/2018		$35,854	(144)	(629)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	4,251	(146)	(10)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$4,381	(233)	(1)

							$(960)	$(671)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$100,500	$(1,045)	$(770)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	200,600	(2,136)	(1,537)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	64,400	(682)	(518)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	24,600	(649)	(341)

							$(4,512)	$(3,166)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$976,400	$(508)	$(23)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	1,724,300	(172)	(188)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	386,300	0	0

						$(680)	$(211)

Total Written Options						$(6,170)	$(4,048)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$34,973	$(7,141)	$4,169	$0	$(2,972)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	295	(40)	255	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	293	(38)	255	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	675	0	2	2	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	1,543	0	4	4	0

					$(6,553)	$4,097	$516	$(2,972)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	48,300	$(7)	$(282)	$0	$(289)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAUSLT Index	4,113,762	1-Month USD-LIBOR plus a specified spread	07/13/2017	$959,992	$0	$139,418	$139,418	$0
DUB	Receive	ERAUSLT Index	1,424,681	1-Month USD-LIBOR plus a specified spread	08/10/2017	344,965	0	35,882	35,882	0
FBF	Receive	ERAUSLT Index	222,075	1-Month USD-LIBOR plus a specified spread	03/21/2018	59,409	0	(50)	0	(50)
JPM	Receive	ERAUSLT Index	196,410	1-Month USD-LIBOR plus a specified spread	03/21/2018	52,544	0	(44)	0	(44)
	Receive	ERAUSLT Index	764,335	1-Month USD-LIBOR plus a specified spread	05/23/2018	204,475	0	(164)	0	(164)

							$0	$175,042	$175,300	$(258)

Total Swap Agreements							$(6,560)	$178,857	$175,816	$(3,519)

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $1,990 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,885	$0	$1,885
Corporate Bonds & Notes
Banking & Finance	0	94,645	0	94,645
Industrials	0	30,829	0	30,829
Utilities	0	10,869	0	10,869
Municipal Bonds & Notes
California	0	1,670	0	1,670
Colorado	0	7,487	0	7,487
Illinois	0	2,458	0	2,458
U.S. Government Agencies	0	69,455	0	69,455
U.S. Treasury Obligations	0	638,865	0	638,865
Non-Agency Mortgage-Backed Securities	0	146,409	0	146,409
Asset-Backed Securities	0	146,387	0	146,387
Sovereign Issues	0	34,750	0	34,750
Short-Term Instruments
Certificates of Deposit	0	43,076	0	43,076
Commercial Paper	0	4,496	0	4,496
Argentina Treasury Bills	0	1,883	0	1,883
	$0	$1,235,164	$0	$1,235,164

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$533,260	$0	$0	$533,260

Total Investments	$533,260	$1,235,164	$0	$1,768,424

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(5,176)	$0	$(5,176)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,594	3,051	0	4,645
Over the counter	0	198,188	0	198,188
	$1,594	$201,239	$0	$202,833

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,268)	(2,346)	0	(3,614)
Over the counter	0	(10,705)	0	(10,705)

	$(1,268)	$(13,051)	$0	$(14,319)

Total Financial Derivative Instruments	$326	$188,188	$0	$188,514

Totals	$533,586	$1,418,176	$0	$1,951,762

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS International Fund

June 30,2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 62.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
AWAS Finance Luxembourg S.A.
3.910% due 07/16/2018		$2,815	$2,821
Charter Communications Operating LLC
3.480% due 01/15/2024		494	496
Klockner-Pentaplast of America, Inc.
TBD% due 06/13/2024		1,800	1,786
OGX
TBD% due 04/10/2049 ^		151	40
Valeant Pharmaceuticals International, Inc.
5.830% due 04/01/2022		1,428	1,449

Total Loan Participations and Assignments (Cost $6,634)			6,592

CORPORATE BONDS & NOTES 6.7%
BANKING & FINANCE 4.8%
American International Group, Inc.
4.125% due 02/15/2024		2,100	2,221
Aviation Loan Trust
3.356% due 12/15/2022		4,657	4,357
Bank of America Corp.
2.151% due 11/09/2020		$1,200	1,195
2.169% due 04/01/2019		4,900	4,946
Barclays PLC
3.200% due 08/10/2021		3,200	3,249
8.250% due 12/15/2018 (g)		2,200	2,337
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,400	1,408
Deutsche Bank AG
4.250% due 10/14/2021		6,600	6,917
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		609	633
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		2,100	2,141
General Motors Financial Co., Inc.
2.400% due 04/10/2018		2,600	2,610
2.569% due 10/04/2019		1,100	1,113
2.625% due 07/10/2017		500	500
3.250% due 05/15/2018		2,500	2,530
Goldman Sachs Group, Inc.
2.352% due 11/15/2021		1,000	1,010
HBOS PLC
6.750% due 05/21/2018		400	416
Hospitality Properties Trust
5.000% due 08/15/2022		800	858
HSBC Holdings PLC
2.799% due 01/05/2022		600	618
3.400% due 03/08/2021		700	720
4.300% due 03/08/2026		500	533
4.875% due 01/14/2022		900	981
International Lease Finance Corp.
7.125% due 09/01/2018		500	529
JPMorgan Chase & Co.
6.000% due 01/15/2018		6,000	6,135
Morgan Stanley
5.500% due 01/26/2020		500	540
Navient Corp.
5.500% due 01/15/2019		900	939
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)		100	103
SL Green Realty Corp.
5.000% due 08/15/2018		3,500	3,593
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	350	474
UBS AG
7.625% due 08/17/2022		$400	471
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		200	204
4.125% due 09/24/2025		200	210

Weyerhaeuser Co.
7.375% due 10/01/2019	2,850	3,163

		57,654

INDUSTRIALS 1.2%
AbbVie, Inc.
3.600% due 05/14/2025	200	204
4.500% due 05/14/2035	100	106
4.700% due 05/14/2045	100	107
Boston Scientific Corp.
6.000% due 01/15/2020	1,700	1,851
Charter Communications Operating LLC
4.464% due 07/23/2022	300	320
4.908% due 07/23/2025	800	866
6.384% due 10/23/2035	200	238
6.484% due 10/23/2045	300	362
6.834% due 10/23/2055	100	123
CVS Health Corp.
3.500% due 07/20/2022	100	104
3.875% due 07/20/2025	532	554
Enbridge, Inc.
1.946% due 06/15/2020	900	900
Forest Laboratories LLC
5.000% due 12/15/2021	500	546
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021	200	215
Kraft Heinz Foods Co.
3.500% due 07/15/2022	100	103
3.950% due 07/15/2025	100	103
5.000% due 07/15/2035	100	109
5.200% due 07/15/2045	100	109
Nissan Motor Acceptance Corp.
2.229% due 03/08/2019	1,100	1,111
OGX Austria GmbH
8.500% due 06/01/2018 ^	3,900	0
QUALCOMM, Inc.
4.800% due 05/20/2045	200	220
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	380	378
2.400% due 09/23/2021	570	564
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	1,351	1,517
Viacom, Inc.
4.250% due 09/01/2023	2,400	2,508
WestRock RKT Co.
4.900% due 03/01/2022	900	982

		14,200

UTILITIES 0.7%
AT&T, Inc.
1.808% due 01/15/2020	1,500	1,508
2.023% due 07/15/2021	4,000	4,044
4.500% due 05/15/2035	100	99
FirstEnergy Corp.
4.850% due 07/15/2047	800	814
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	143	78
Petrobras Global Finance BV
5.375% due 01/27/2021	100	102
Puget Energy, Inc.
5.625% due 07/15/2022	1,800	2,013

		8,658

Total Corporate Bonds & Notes (Cost $82,060)		80,512

MUNICIPAL BONDS & NOTES 0.4%
COLORADO 0.1%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	500	681

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	103
7.750% due 01/01/2042	200	204

Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	601

		908

NEW YORK 0.0%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	184

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,800	2,656
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	310

		2,966

Total Municipal Bonds & Notes (Cost $4,362)		4,739

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
0.000% due 08/25/2039 (b)(e)	1,452	1,380
1.546% due 04/25/2037	17	17
1.566% due 07/25/2037	25	25
1.736% due 10/25/2040	82	82
4.834% due 03/25/2037 (a)	714	104
4.884% due 04/25/2037 (a)	1,892	283
4.934% due 11/25/2039 (a)	347	59
5.000% due 08/01/2033	82	90
5.164% due 03/25/2037 (a)	867	138
5.184% due 05/25/2037 (a)	2,299	402
5.500% due 03/01/2028	18	20
5.574% due 04/25/2037 (a)	4,015	820
5.984% due 02/25/2037 (a)	371	70
6.434% due 07/25/2033 (a)	219	48
7.521% due 11/25/2040	4	4
9.639% due 01/25/2041	5,985	7,531
Freddie Mac
1.459% due 05/15/2037	25	25
5.000% due 04/15/2041	1,624	1,869
5.411% due 09/15/2036 (a)	632	108
5.500% due 03/15/2034	366	410
8.542% due 02/15/2040	169	212
9.723% due 02/15/2041	3	4
11.398% due 09/15/2041	602	783
NCUA Guaranteed Notes
1.454% due 11/06/2017	194	194

Total U.S. Government Agencies (Cost $15,146)		14,678

U.S. TREASURY OBLIGATIONS 28.6%
U.S. Treasury Bonds
3.000% due 05/15/2047	1,300	1,344
4.250% due 05/15/2039	1,000	1,255
4.375% due 11/15/2039	10,900	13,911
U.S. Treasury Inflation Protected Securities
0.250% due 01/15/2025	465	456
0.375% due 07/15/2023	4,308	4,338
0.375% due 01/15/2027	41,201	40,482
0.625% due 01/15/2026	1,441	1,451
0.750% due 02/15/2045 (k)	623	585
2.000% due 01/15/2026	13,676	15,332
2.375% due 01/15/2025 (f)(k)	17,448	19,884
2.375% due 01/15/2027 (k)	16,855	19,651
2.500% due 01/15/2029	9,681	11,650
U.S. Treasury Notes
1.375% due 09/30/2020 (m)	200	199
1.375% due 10/31/2020 (m)	100	99
1.500% due 08/15/2026	5,100	4,771
1.625% due 05/15/2026	9,700	9,197
1.750% due 12/31/2020 (m)	200	201
1.875% due 11/30/2021 (k)	35,300	35,394
1.875% due 08/31/2022	36,200	36,129
1.875% due 10/31/2022 (k)	46,200	46,038
2.000% due 11/30/2020 (m)	100	101
2.000% due 07/31/2022	51,900	52,133
2.000% due 08/15/2025 (k)(m)	9,850	9,682
2.000% due 11/15/2026 (m)	2,700	2,633
2.125% due 08/31/2020 (m)	100	102
2.125% due 05/15/2025 (k)	12,500	12,422
2.375% due 05/15/2027	2,100	2,114

Total U.S. Treasury Obligations (Cost $343,865)		341,554

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.2%
Alliance Bancorp Trust
1.456% due 07/25/2037		7,684	6,482
Ally Financial, Inc.
2.500% due 12/15/2017 (h)		5,000	4,985
American Home Mortgage Assets Trust
1.652% due 11/25/2046		12,722	6,831
American Home Mortgage Investment Trust
3.415% due 02/25/2045		313	317
Banc of America Funding Trust
3.135% due 06/20/2037 ^		204	193
6.000% due 08/25/2036 ^		132	130
Banc of America Mortgage Trust
3.528% due 01/25/2035		79	74
3.590% due 02/25/2034		77	76
3.746% due 06/25/2035		8	8
3.828% due 06/25/2034		100	99
3.893% due 05/25/2033		189	191
Bear Stearns Adjustable Rate Mortgage Trust
2.910% due 02/25/2036		63	63
3.282% due 02/25/2036 ^		1,084	1,073
Bear Stearns ALT-A Trust
1.536% due 01/25/2047		414	328
Chase Mortgage Finance Trust
3.257% due 01/25/2036		88	84
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.446% due 05/25/2036		1,244	1,136
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		221	223
3.180% due 09/25/2035		298	309
3.210% due 10/25/2035 ^		307	307
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^		510	460
6.000% due 06/25/2037 ^		684	632
Claris Finance SRL
0.102% due 10/31/2060	EUR	2,152	2,456
Countrywide Alternative Loan Trust
1.386% due 11/25/2036		$5,335	4,940
1.422% due 09/20/2046		179	133
1.512% due 11/20/2035		507	466
1.516% due 08/25/2035		2,827	2,473
1.736% due 12/25/2035		73	70
2.132% due 08/25/2035		246	248
2.212% due 01/25/2036		835	792
3.400% due 08/25/2018		120	96
6.000% due 08/25/2036 ^		423	375
Countrywide Home Loan Mortgage Pass-Through Trust
1.816% due 05/25/2035		429	371
1.876% due 02/25/2035		52	46
3.231% due 10/20/2034		147	132
5.750% due 05/25/2037 ^		45	41
Credit Suisse First Boston Mortgage Securities Corp.
3.104% due 09/25/2034		230	228
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		216	192
Deutsche ALT-A Securities, Inc.
1.716% due 02/25/2035		672	657
First Horizon Alternative Mortgage Securities Trust
3.110% due 12/25/2035		392	349
GS Mortgage Securities Trust
5.162% due 12/10/2043		1,585	1,723
GSR Mortgage Loan Trust
2.910% due 04/25/2032		77	71
3.122% due 09/25/2035		523	526
3.130% due 12/25/2034		111	112
3.152% due 11/25/2035		369	365
3.279% due 11/25/2035		143	145
3.525% due 07/25/2035		96	97
5.500% due 01/25/2037		332	330
Impac Secured Assets CMN Owner Trust
3.435% due 07/25/2035		300	232
IndyMac Mortgage Loan Trust
1.406% due 09/25/2046		578	511
JPMorgan Mortgage Trust
3.198% due 07/25/2035		969	954
3.478% due 06/25/2035		58	58
3.576% due 07/25/2035		34	34
MASTR Adjustable Rate Mortgages Trust
3.190% due 11/21/2034		137	141
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.019% due 08/15/2032		332	320
Merrill Lynch Alternative Note Asset Trust
1.326% due 03/25/2037		822	370

Merrill Lynch Mortgage Investors Trust
2.915% due 02/25/2033	277	272
3.746% due 05/25/2036	747	700
5.250% due 08/25/2036	336	342
Morgan Stanley Capital Trust
4.661% due 06/15/2044	250	271
Morgan Stanley Mortgage Loan Trust
3.110% due 06/25/2036	31	30
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037	386	351
MortgageIT Securities Corp. Mortgage Loan Trust
1.446% due 06/25/2047	9,619	8,335
PHH Alternative Mortgage Trust
1.406% due 07/25/2037	216	216
Royal Bank of Scotland Capital Funding Trust
5.695% due 09/16/2040	22	22
Sequoia Mortgage Trust
1.898% due 05/20/2034	228	220
Structured Adjustable Rate Mortgage Loan Trust
3.143% due 01/25/2035	694	683
Structured Asset Mortgage Investments Trust
1.426% due 04/25/2036	399	362
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.716% due 12/25/2033	6	6
2.704% due 05/25/2032	2	2
3.275% due 02/25/2034	831	835
Suntrust Adjustable Rate Mortgage Loan Trust
3.544% due 01/25/2037 ^	866	823
Thornburg Mortgage Securities Trust
2.970% due 06/25/2047 ^	1,581	1,446
2.970% due 06/25/2047	329	295
WaMu Mortgage Pass-Through Certificates Trust
1.482% due 06/25/2047	1,458	1,321
1.486% due 12/25/2045	1,458	1,438
1.502% due 12/25/2046	170	164
2.145% due 08/25/2046	361	354
2.932% due 08/25/2035	312	314
3.233% due 06/25/2033	410	413
Washington Mutual Mortgage Pass-Through Certificates Trust
1.562% due 11/25/2046	11,751	9,940
Wells Fargo Mortgage-Backed Securities Trust
3.101% due 02/25/2035	317	320
3.329% due 05/25/2036 ^	83	80

Total Non-Agency Mortgage-Backed Securities (Cost $67,966)		73,610

ASSET-BACKED SECURITIES 12.7%
ACE Securities Corp. Home Equity Loan Trust
2.116% due 12/25/2034	2,257	2,158
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032	3,865	3,870
Bear Stearns Asset-Backed Securities Trust
1.386% due 03/25/2037	7,311	8,468
Carrington Mortgage Loan Trust
1.456% due 06/25/2036	3,000	2,408
CIT Education Loan Trust
1.366% due 03/15/2026	449	448
Citigroup Mortgage Loan Trust, Inc.
1.516% due 10/25/2036	776	552
2.116% due 09/25/2035 ^	2,000	1,767
COA Summit CLO Ltd.
2.506% due 04/20/2023	1,394	1,396
Countrywide Asset-Backed Certificates
1.356% due 06/25/2047	4,023	3,596
1.406% due 07/25/2036	3,254	3,229
1.436% due 09/25/2037 ^	1,984	1,645
1.506% due 06/25/2036	604	598
1.656% due 04/25/2036	4,100	3,997
2.251% due 12/25/2035	2,600	2,263
Countrywide Asset-Backed Certificates Trust
1.356% due 03/25/2037	1,395	1,307
1.376% due 03/25/2037	226	221
1.566% due 05/25/2036	189	189
1.846% due 08/25/2035	3,872	3,796
2.266% due 03/25/2035	5,500	5,160
2.516% due 08/25/2035	4,460	4,455
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	8,548	4,292
EMC Mortgage Loan Trust
2.324% due 02/25/2041	34	34
Gallatin CLO Ltd.
2.428% due 07/15/2023	680	681
GSAA Home Equity Trust
1.316% due 03/25/2047	1,191	664
2.998% due 03/25/2036	1,134	626

Home Equity Loan Trust
1.556% due 04/25/2037		5,500	4,217
JPMorgan Mortgage Acquisition Corp.
1.406% due 05/25/2035		157	157
Lehman XS Trust
1.376% due 05/25/2036		6,128	5,994
MASTR Asset-Backed Securities Trust
3.916% due 07/25/2034		1,000	988
Morgan Stanley ABS Capital, Inc. Trust
1.306% due 01/25/2037		936	543
1.326% due 03/25/2037		3,591	1,872
1.346% due 02/25/2037		4,168	2,127
1.431% due 03/25/2037		12,308	6,148
2.131% due 03/25/2035		1,000	939
Morgan Stanley Dean Witter Capital, Inc. Trust
2.196% due 02/25/2033		596	585
North Carolina State Education Assistance Authority
2.016% due 07/25/2039		2,150	2,156
Panhandle-Plains Higher Education Authority, Inc.
2.278% due 10/01/2035		172	172
RAAC Trust
1.556% due 08/25/2036		1,300	1,244
Renaissance Home Equity Loan Trust
5.893% due 06/25/2037 ^		13,003	6,857
Residential Asset Mortgage Products Trust
1.516% due 03/25/2036		2,645	2,476
1.556% due 03/25/2036		8,000	6,689
1.736% due 07/25/2035		5,350	4,911
Residential Asset Securities Corp. Trust
1.466% due 11/25/2036		5,634	3,749
Securitized Asset-Backed Receivables LLC Trust
1.506% due 11/25/2035		7,530	7,447
2.176% due 01/25/2036 ^		2,529	1,794
SLM Student Loan Trust
0.000% due 06/17/2024	EUR	319	363
Soundview Home Loan Trust
1.456% due 07/25/2036		$2,000	1,572
Specialty Underwriting & Residential Finance Trust
1.366% due 06/25/2037		271	166
1.516% due 12/25/2036		9,673	8,420
Structured Asset Investment Loan Trust
1.576% due 10/25/2035		4,621	4,629
4.366% due 08/25/2033		540	514
Structured Asset Securities Corp. Mortgage Loan Trust
1.306% due 06/25/2037		148	148
1.426% due 02/25/2037		5,335	4,820
VOLT LLC
3.250% due 04/25/2059		2,900	2,905
3.375% due 04/25/2047		3,301	3,307
3.375% due 05/28/2047		3,384	3,392
Wells Fargo Home Equity Asset-Backed Securities Trust
1.716% due 12/25/2035		1,900	1,660
1.846% due 03/25/2035		1,100	1,094

Total Asset-Backed Securities (Cost $142,954)			151,875

SOVEREIGN ISSUES 1.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,800	3,321
4.900% due 09/15/2021		600	730
Brazil Government International Bond
5.625% due 02/21/2047		$1,100	1,053
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	2,900	2,799
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (f)		11,689	3,685

Total Sovereign Issues (Cost $13,107)			11,588

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (c)		61,369	0

Total Common Stocks (Cost $0)			0

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
SL Green Realty Corp.
6.500% due 08/10/2017 (g)		121,300	3,068

Total Preferred Securities (Cost $3,016)			3,068

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.3%
CERTIFICATES OF DEPOSIT 1.4%
Abbey National Treasury Services PLC
1.400% due 07/07/2017	$100	100
Barclays Bank PLC
1.949% due 11/06/2017	3,000	3,007
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017	800	801
Natixis S.A.
1.979% due 09/25/2017	4,000	4,006
Norinchukin Bank
1.871% due 10/10/2017	4,100	4,108
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017	1,200	1,202
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017	2,800	2,804
2.012% due 10/06/2017	800	802

		16,830

COMMERCIAL PAPER 0.4%
Credit Suisse AG
1.507% due 07/03/2017	100	100
Deutsche Telekom AG
1.441% due 07/31/2017	4,900	4,894
Standard Chartered Bank
1.465% due 07/03/2017	300	300

		5,294

REPURCHASE AGREEMENTS (i) 3.4%		40,200

ARGENTINA TREASURY BILLS 0.1%
2.776% due 07/14/2017 - 02/09/2018 (d)(e)	1,400	1,385

Total Short-Term Instruments (Cost $63,680)		63,709

Total Investments in Securities (Cost $742,790)		751,925

	SHARES
INVESTMENTS IN AFFILIATES 36.9%
SHORT-TERM INSTRUMENTS 36.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 36.9%
PIMCO Short-Term Floating NAV Portfolio III	38,604,057	381,639
PIMCO Short-Term Floating NAV Portfolio IV	5,984,983	59,886

Total Short-Term Instruments (Cost $441,487)		441,525

Total Investments in Affiliates (Cost $441,487)		441,525

Total Investments 99.8% (Cost $1,184,277)		$1,193,450
Financial Derivative Instruments (j)(l) 7.6% (Cost or Premiums, net $7,236)		91,199
Other Assets and Liabilities, net (7.4)%		(89,043)

Net Assets 100.0%		$1,195,606

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$4,987	$4,985	0.42%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.440%	06/30/2017	07/03/2017	$40,200	Freddie Mac 3.500% due 03/01/2047	$(41,494)	$40,200	$40,205

Total Repurchase Agreements						$(41,494)	$40,200	$40,205

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$2,000	$(1,947)	$(1,939)

Total Short Sales (0.2)%				$(1,947)	$(1,939)

(1)	Includes accrued interest.
(2)	Payable for short sales included $(6) of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	101	$(28)	$(79)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	404	(162)	(30)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	303	(177)	(477)

				$(367)	$(586)

Total Written Options				$(367)	$(586)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	10	AUD	993	$(15)	$0	$(11)
Euro-Bobl September Futures	09/2017	93	EUR	13,989	(118)	0	(51)
U.S. Treasury 5-Year Note September Futures	09/2017	57		$6,717	(30)	0	(10)
U.S. Treasury 30-Year Bond September Futures	09/2017	93		14,293	124	0	(52)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	147		24,384	393	0	(101)
United Kingdom Long Gilt September Futures	09/2017	47	GBP	7,687	(131)	0	(68)

					$223	$0	$(293)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	69	EUR	(3)	$29	$10	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	72		(3)	35	5	0
Euro-Bund 10-Year Bond September Futures	09/2017	8		(1,479)	24	14	0
Euro-Buxl 30-Year Bond September Futures	09/2017	95		(17,743)	510	375	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	243		(41,209)	259	361	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	69		(178)	(130)	0	(97)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	72		(223)	(185)	0	(113)
U.S. Treasury 2-Year Note September Futures	09/2017	58		$(12,534)	15	6	0
U.S. Treasury 10-Year Note September Futures	09/2017	671		(84,231)	318	189	0

					$875	$960	$(210)

Total Futures Contracts					$1,098	$960	$(503)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Sprint Communications, Inc.	5.000%	12/20/2019	1.095%		$2,500	$137	$103	$240	$0	$(3)
Volkswagen International Finance NV	1.000	12/20/2017	0.108	EUR	100	1	0	1	0	0

						$138	$103	$241	$0	$(3)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-27 5-Year Index	1.000%	12/20/2021		$11,900	$(221)	$(27)	$(248)	$0	$(5)
CDX.IG-28 5-Year Index	1.000	06/20/2022		15,300	(254)	(34)	(288)	0	(8)
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022	EUR	1,100	(20)	(8)	(28)	1	0

					$(495)	$(69)	$(564)	$1	$(13)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-26 5-Year Index	5.000%	06/20/2021	$2,079	$179	$(13)	$166	$3	$0
CDX.IG-28 5-Year Index	5.000	06/20/2022	1,400	97	2	99	3	0

				$276	$(11)	$265	$6	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	3,750	$23	$(15)	$8	$0	$(3)
Pay	1-Year BRL-CDI	9.715	01/04/2021		12,900	0	27	27	0	(9)
Pay	1-Year BRL-CDI	9.730	01/04/2021		9,080	0	18	18	0	(6)
Pay	1-Year BRL-CDI	9.743	01/04/2021		12,000	0	23	23	0	(9)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	5,900	707	(26)	683	122	0
Pay (6)	3-Month USD-LIBOR	2.200	11/24/2018		$7,000	31	11	42	0	(1)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		201,400	(953)	245	(707)	39	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		50,700	513	(161)	352	22	0
Receive (6)	3-Month USD-LIBOR	3.000	11/25/2020		14,200	(82)	(39)	(121)	7	0
Pay (6)	3-Month USD-LIBOR	2.500	12/15/2023		52,700	(68)	75	7	0	(42)
Receive	3-Month USD-LIBOR	2.085	12/18/2025		1,500	0	15	15	4	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		500	3	(4)	(1)	1	0
Receive (6)	3-Month USD-LIBOR	2.750	12/15/2026		37,200	(32)	(3)	(35)	24	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		39,400	(1,049)	2,749	1,700	122	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		13,500	912	58	970	40	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		13,900	(170)	(396)	(566)	63	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		4,100	(373)	424	51	18	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		5,700	(157)	504	347	24	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		12,200	(1,085)	1,904	819	52	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047		30,600	6,089	(652)	5,437	117	0
Receive (6)	3-Month USD-LIBOR	2.455	04/17/2048		1,000	0	32	32	5	0
Receive (6)	3-Month USD-LIBOR	2.285	05/25/2048		7,100	(50)	544	495	31	0
Receive (6)	3-Month USD-LIBOR	2.465	05/25/2048		1,600	0	50	50	7	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	16,800	(340)	243	(97)	182	0
Pay (6)	6-Month EUR-EURIBOR	2.036	02/03/2037		20,600	0	(124)	(124)	0	(199)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		12,100	43	(356)	(313)	0	(328)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	37,000	(1,091)	(1,435)	(2,530)	166	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		1,600	40	(14)	26	0	(21)
Receive (6)	6-Month GBP-LIBOR	2.040	02/01/2037		3,500	1	(41)	(40)	40	0
Receive (6)	6-Month GBP-LIBOR	2.043	02/01/2037		14,800	0	(173)	(173)	170	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		2,000	(111)	29	(82)	65	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	700,000	322	248	570	66	0

						$3,123	$3,760	$6,883	$1,387	$(618)

Total Swap Agreements						$3,042	$3,783	$6,825	$1,394	$(634)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $14,318 and cash of $1,874 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	DKK	1,705		$246	$0	$(16)
	07/2017	NZD	1,290	AUD	1,229	0	(1)
	07/2017		$588	EUR	526	13	0
	08/2017	CHF	22,569		$23,579	1	0
	08/2017	SEK	2,095		237	0	(13)
BPS	07/2017		$3,937	EUR	3,461	16	0
	07/2017		9,222	JPY	1,032,437	0	(43)
	08/2017	EUR	3,461		$3,943	0	(16)
	08/2017	JPY	1,032,437		9,233	43	0
	08/2017	ZAR	3,973		290	0	(12)
	12/2018	JPY	670,000		6,106	0	(25)
BRC	08/2017		$24,148	EUR	21,124	14	0
CBK	07/2017	BRL	23,113		$7,029	53	0
	07/2017	EUR	3,637		4,091	0	(63)
	07/2017		$6,987	BRL	23,113	0	(10)
	09/2017		4,026	RUB	233,400	0	(132)
	12/2018	JPY	1,130,000		$10,308	0	(32)
	12/2018		$16,310	JPY	1,800,000	161	0
DUB	07/2017	CHF	22,569		$23,572	36	0
	07/2017	NZD	6,709	AUD	6,388	0	(6)
	08/2017		3,168		$2,313	0	(7)
GLM	07/2017	JPY	1,032,437		9,325	146	0
	08/2017		$3,815	AUD	4,967	1	0
	10/2017	RUB	290,688		$4,959	139	0
HUS	08/2017	GBP	686		881	0	(13)
	10/2017	DKK	1,705		263	0	0
	01/2021	BRL	970		149	0	(84)
JPM	07/2017	EUR	350		393	0	(7)
	07/2017		$2,475	AUD	3,225	3	0
	07/2017		24,113	EUR	21,124	14	0
	08/2017	NZD	5,204		$3,813	2	0
	08/2017		$125	TRY	482	10	0
	09/2017	KRW	247,449		$219	3	0
MSB	07/2017		$293	ILS	1,069	13	0
NGF	07/2017	BRL	23,113		$6,987	10	0
	07/2017		$6,906	BRL	23,114	71	0
	08/2017	BRL	23,114		$6,865	0	(71)
SCX	08/2017	GBP	9,149		11,655	0	(276)
	09/2017	SGD	31,874		23,100	0	(79)
SOG	08/2017	MXN	117,306		6,068	0	(361)
	09/2017		$261	TWD	7,877	0	(2)
UAG	09/2017	HKD	1,920		$247	0	0

Total Forward Foreign Currency Contracts						$749	$(1,269)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	6,849	$217	$506
	Put - OTC USD versus MXN		19.000	01/05/2018		$8,277	78	372
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	2,148	73	158

							$368	$1,036

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$5,400	$619	$260
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		5,400	619	651
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	5,100	134	137
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$5,900	300	207
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,600	95	109
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$44,400	1,662	1,312
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		44,400	1,662	1,942
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		11,700	605	411
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,500	147	160
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$284,200	134	2
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		44,200	251	123
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,000	577	426
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		10,700	1,233	576
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		10,700	1,232	1,245
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		87,300	50	1

								$9,320	$7,562

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$182,800	$155	$26
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	948,700	617	439
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	153,800	15	0

						$787	$465

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$9,400	$264	$230
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	1,300	113	110

					$377	$340

Total Purchased Options					$10,852	$9,403

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	6,849	$(220)	$(16)
	Put - OTC USD versus MXN		18.000	01/05/2018		$16,554	(67)	(290)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	2,148	(73)	(5)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$1,236	(66)	0

							$(426)	$(311)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$29,500	$(307)	$(226)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	58,700	(625)	(450)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	60,100	(636)	(483)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	9,500	(251)	(132)

							$(1,819)	$(1,291)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$365,600	$(157)	$(8)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	948,700	(95)	(104)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	153,800	0	0
						$(252)	$(112)

Total Written Options						$(2,497)	$(1,714)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$3,634	$(751)	$442	$0	$(309)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	9,800	$(1)	$(57)	$0	$(58)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	ERADXULT Index	111,427	1-Month USD-LIBOR plus a specified spread	02/14/2018	$187,175	$0	$2,258	$2,258	$0
	Receive	ERADXULT Index	51,991	1-Month USD-LIBOR plus a specified spread	03/21/2018	83,307	0	5,088	5,088	0
FBF	Receive	ERADXULT Index	256,411	1-Month USD-LIBOR plus a specified spread	08/10/2017	363,284	0	72,717	72,717	0
	Receive	ERADXULT Index	111,794	1-Month USD-LIBOR plus a specified spread	03/21/2018	188,330	0	1,581	1,581	0
MEI	Receive	ERADXULT Index	170,702	1-Month USD-LIBOR plus a specified spread	01/10/2018	287,916	0	2,122	2,122	0

							$0	$83,766	$83,766	$0

Total Swap Agreements							$(752)	$84,151	$83,766	$(367)

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $967 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,766	$1,826	$6,592
Corporate Bonds & Notes
Banking & Finance	0	57,654	0	57,654
Industrials	0	14,200	0	14,200
Utilities	0	8,658	0	8,658
Municipal Bonds & Notes
Colorado	0	681	0	681
Illinois	0	908	0	908
New York	0	184	0	184
Ohio	0	2,966	0	2,966
U.S. Government Agencies	0	14,678	0	14,678
U.S. Treasury Obligations	0	341,554	0	341,554
Non-Agency Mortgage-Backed Securities	0	68,625	4,985	73,610
Asset-Backed Securities	0	151,875	0	151,875
Sovereign Issues	0	11,588	0	11,588
Preferred Securities
Banking & Finance	0	3,068	0	3,068
Short-Term Instruments
Certificates of Deposit	0	16,830	0	16,830
Commercial Paper	0	5,294	0	5,294
Repurchase Agreements	0	40,200	0	40,200
Argentina Treasury Bills	0	1,385	0	1,385
	$0	$745,114	$6,811	$751,925

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$441,525	$0	$0	$441,525

Total Investments	$441,525	$745,114	$6,811	$1,193,450

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,939)	$0	$(1,939)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	960	1,394	0	2,354
Over the counter	0	93,918	0	93,918
	$960	$95,312	$0	$96,272

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(503)	(1,220)	0	(1,723)
Over the counter	0	(3,350)	0	(3,350)

	$(503)	$(4,570)	$0	$(5,073)

Total Financial Derivative Instruments	$457	$90,742	$0	$91,199

Totals	$441,982	$833,917	$6,811	$1,282,710

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Small Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 65.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Hilton Worldwide Finance LLC
3.216% due 10/25/2023		$591	$594
Klockner-Pentaplast of America, Inc.
TBD% due 06/13/2024		100	99
OGX
TBD% due 04/10/2049 ^		62	16

Total Loan Participations and Assignments (Cost $740)			709

CORPORATE BONDS & NOTES 7.4%
BANKING & FINANCE 4.4%
Aviation Loan Trust
3.356% due 12/15/2022		627	587
Barclays Bank PLC
7.625% due 11/21/2022		300	344
Barclays PLC
3.200% due 08/10/2021		300	305
Blackstone CQP Holdco LP
6.500% due 03/20/2021		100	101
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	253
General Motors Financial Co., Inc.
2.569% due 10/04/2019		300	303
Goldman Sachs Group, Inc.
2.352% due 11/15/2021		100	101
HBOS PLC
6.750% due 05/21/2018		400	416
HSBC Holdings PLC
2.799% due 01/05/2022		200	206
4.300% due 03/08/2026		200	213
International Lease Finance Corp.
7.125% due 09/01/2018		500	529
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		100	136
Navient Corp.
5.500% due 01/15/2019		100	104
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	30	41
Volkswagen Bank GmbH
0.081% due 11/27/2017		100	114

			3,753

INDUSTRIALS 2.2%
AbbVie, Inc.
3.600% due 05/14/2025		$100	102
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		200	207
Charter Communications Operating LLC
4.464% due 07/23/2022		200	213
4.908% due 07/23/2025		200	216
6.484% due 10/23/2045		100	121
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	201
CVS Health Corp.
5.125% due 07/20/2045		100	115
Enbridge, Inc.
1.946% due 06/15/2020		100	100
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		200	215
OGX Austria GmbH
8.375% due 04/01/2022 ^		1,000	0
8.500% due 06/01/2018 ^		600	0
QUALCOMM, Inc.
4.800% due 05/20/2045		100	110
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		30	30
2.400% due 09/23/2021		50	50

Spectra Energy Partners LP
1.920% due 06/05/2020	200	201

		1,881

UTILITIES 0.8%
AT&T, Inc.
1.808% due 01/15/2020	100	101
2.023% due 07/15/2021	300	303
FirstEnergy Corp.
4.850% due 07/15/2047	100	102
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	215	117
Verizon Communications, Inc.
4.812% due 03/15/2039	21	21

		644

Total Corporate Bonds & Notes (Cost $7,534)		6,278

MUNICIPAL BONDS & NOTES 0.3%
ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	103
7.750% due 01/01/2042	100	102

Total Municipal Bonds & Notes (Cost $197)		205

U.S. GOVERNMENT AGENCIES 0.9%
Freddie Mac
5.000% due 04/15/2041	400	460
5.500% due 03/15/2034	254	284

Total U.S. Government Agencies (Cost $724)		744

U.S. TREASURY OBLIGATIONS 29.2%
U.S. Treasury Bonds
4.375% due 11/15/2039	600	766
U.S. Treasury Inflation Protected Securities (d)
0.375% due 01/15/2027	3,239	3,183
2.375% due 01/15/2027	3,759	4,382
U.S. Treasury Notes
1.375% due 09/30/2020	3,600	3,574
1.375% due 10/31/2020	1,900	1,885
1.500% due 08/15/2026	800	748
1.750% due 12/31/2020	5,800	5,817
2.000% due 11/30/2020 (i)	1,050	1,062
2.000% due 11/15/2026	300	293
2.125% due 08/31/2020	3,000	3,048

Total U.S. Treasury Obligations (Cost $24,952)		24,758

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
Banc of America Mortgage Trust
3.528% due 01/25/2035	83	77
3.590% due 02/25/2034	57	56
Bear Stearns Adjustable Rate Mortgage Trust
2.910% due 02/25/2036	63	63
Bear Stearns ALT-A Trust
3.243% due 11/25/2035 ^	879	803
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^	196	163
ChaseFlex Trust
1.516% due 07/25/2037	542	444
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035	36	36
3.083% due 08/25/2035	38	38
3.176% due 08/25/2035 ^	140	102
Countrywide Alternative Loan Trust
1.386% due 11/25/2036	1,097	1,016
1.442% due 05/20/2046 ^	44	33
1.512% due 11/20/2035	75	69
2.132% due 08/25/2035	41	41
2.212% due 01/25/2036	179	170
Countrywide Home Loan Mortgage Pass-Through Trust
1.876% due 02/25/2035	52	46
3.231% due 10/20/2034	286	258
3.399% due 08/25/2034	90	86
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020	21	21
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^	160	138
Deutsche ALT-A Securities, Inc.
1.716% due 02/25/2035	578	565

First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		101	88
GSR Mortgage Loan Trust
3.152% due 11/25/2035		62	61
3.279% due 11/25/2035		104	106
5.500% due 01/25/2037		307	305
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.609% due 01/15/2033		72	72
JPMorgan Mortgage Trust
3.198% due 07/25/2035		485	481
Luminent Mortgage Trust
1.456% due 04/25/2036		461	370
Morgan Stanley Mortgage Loan Trust
3.110% due 06/25/2036		29	28
Morgan Stanley Re-REMIC Trust
0.685% due 02/26/2037		307	247
5.250% due 05/26/2037		289	263
Structured Adjustable Rate Mortgage Loan Trust
1.516% due 08/25/2036 ^		527	414
Structured Asset Mortgage Investments Trust
1.446% due 02/25/2036 ^		1,045	942
Structured Asset Securities Corp.
6.000% due 05/25/2034		10	10
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.716% due 12/25/2033		4	4
Thornburg Mortgage Securities Trust
2.970% due 06/25/2047 ^		471	428
2.970% due 06/25/2047		30	27
WaMu Mortgage Pass-Through Certificates Trust
1.496% due 11/25/2045		63	58
2.145% due 08/25/2046		361	354
Wells Fargo Mortgage-Backed Securities Trust
3.059% due 11/25/2036 ^		91	89

Total Non-Agency Mortgage-Backed Securities (Cost $7,368)			8,572

ASSET-BACKED SECURITIES 4.4%
CIT Mortgage Loan Trust
2.566% due 10/25/2037		264	263
Countrywide Asset-Backed Certificates
1.656% due 04/25/2036		300	293
EMC Mortgage Loan Trust
1.474% due 05/25/2043		200	197
HSI Asset Securitization Corp. Trust
1.396% due 04/25/2037		1,341	941
JPMorgan Mortgage Acquisition Corp.
1.406% due 05/25/2035		122	122
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025		300	302
Morgan Stanley ABS Capital, Inc. Trust
1.431% due 03/25/2037		1,459	729
Morgan Stanley Dean Witter Capital, Inc. Trust
2.196% due 02/25/2033		502	492
SLM Student Loan Trust
0.000% due 06/17/2024	EUR	112	127
VOLT LLC
3.375% due 05/28/2047		$290	291

Total Asset-Backed Securities (Cost $3,309)			3,757

SOVEREIGN ISSUES 0.8%
Brazil Government International Bond
5.625% due 02/21/2047		200	192
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	200	193
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)		899	283

Total Sovereign Issues (Cost $725)			668

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (a)		25,380	0

Total Common Stocks (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.2%
CERTIFICATES OF DEPOSIT 1.9%
Barclays Bank PLC
1.949% due 11/06/2017	$200	201
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017	100	100
Natixis S.A.
1.979% due 09/25/2017	400	401
Norinchukin Bank
1.871% due 10/11/2017	400	401
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017	100	100
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017	300	300
2.012% due 10/06/2017	100	100

		1,603

COMMERCIAL PAPER 1.1%
Engie
1.638% due 10/04/2017	200	199
Viacom, Inc.
1.828% due 08/04/2017	700	699

		898

REPURCHASE AGREEMENTS (f) 8.1%		6,883

ARGENTINA TREASURY BILLS 0.1%
2.600% due 07/14/2017 (b)(c)	100	100

Total Short-Term Instruments (Cost $9,481)		9,484

Total Investments in Securities (Cost $55,030)		55,175

	SHARES
INVESTMENTS IN AFFILIATES 34.0%
SHORT-TERM INSTRUMENTS 34.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.0%
PIMCO Short-Term Floating NAV Portfolio III	2,487,246	24,589
PIMCO Short-Term Floating NAV Portfolio IV	421,047	4,213

Total Short-Term Instruments (Cost $28,798)		28,802

Total Investments in Affiliates (Cost $28,798)		28,802

Total Investments 99.1% (Cost $83,828)		$83,977
Financial Derivative Instruments (g)(h) 3.5% (Cost or Premiums, net $(521))		2,947
Other Assets and Liabilities, net (2.6)%		(2,153)

Net Assets 100.0%		$84,771

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GSC	1.400%	06/30/2017	07/03/2017	$6,300	Freddie Mac 3.500% due 09/01/2042	$(6,511)	$6,300	$6,301
SSB	0.050	06/30/2017	07/03/2017	583	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(599)	583	583

Total Repurchase Agreements						$(7,110)	$6,883	$6,884

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Notes	1.125%	09/30/2021	$200	$(195)	$(195)

Total Short Sales				$(195)	$(195)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	10	$(3)	$(8)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	31	(12)	(2)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	21	(12)	(33)

				$(27)	$(43)

Total Written Options				$(27)	$(43)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	3	AUD	298	$(4)	$0	$(3)
Euro-Bobl September Futures	09/2017	9	EUR	1,354	(11)	0	(5)
Euro-Bund 10-Year Bond September Futures	09/2017	8		1,479	(25)	0	(15)
U.S. Treasury 10-Year Note September Futures	09/2017	10		$1,255	(5)	0	(3)
U.S. Treasury 30-Year Bond September Futures	09/2017	22		3,381	25	0	(12)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	6		995	11	0	(4)
United Kingdom Long Gilt September Futures	09/2017	4	GBP	654	(11)	0	(6)

					$(20)	$0	$(48)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	5	EUR	0	2	1	0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	5		0	2	0	0
Euro-Buxl 30-Year Bond September Futures	09/2017	7		(1,307)	38	28	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	19		(3,222)	18	28	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	5		(13)	(9)	0	(7)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	5		(15)	(13)	0	(8)
U.S. Treasury 2-Year Note September Futures	09/2017	2		$(432)	1	0	0
U.S. Treasury 5-Year Note September Futures	09/2017	3		(354)	1	1	0

					$40	$58	$(15)

Total Futures Contracts					$20	$58	$(63)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.108%	EUR	100	$1	$0	$1	$0	$0
Volvo Treasury AB	1.000	03/20/2021	0.354		100	2	0	2	0	0

						$3	$0	$3	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022		$1,400	$(101)	$2	$(99)	$0	$(3)
CDX.IG-27 5-Year Index	1.000	12/20/2021		1,700	(14)	(21)	(35)	0	(1)
CDX.IG-28 5-Year Index	1.000	06/20/2022		2,300	(35)	(9)	(43)	0	(1)
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022	EUR	100	(2)	(1)	(3)	0	0

					$(152)	$(29)	$(180)	$0	$(5)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	270	$2	$(1)	$1	$0	$0
Pay	1-Year BRL-CDI	9.715	01/04/2021		900	0	2	2	0	(1)
Pay	1-Year BRL-CDI	9.730	01/04/2021		750	0	1	1	0	(1)
Pay	1-Year BRL-CDI	9.743	01/04/2021		800	0	1	1	0	(1)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	500	59	(1)	58	10	0
Pay (6)	3-Month USD-LIBOR	2.200	11/24/2018		$700	3	1	4	0	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		10,100	(13)	(9)	(23)	1	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		16,700	166	(50)	116	7	0
Receive (6)	3-Month USD-LIBOR	3.000	11/25/2020		1,500	(9)	(4)	(13)	1	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		600	10	(21)	(11)	0	(1)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		1,800	(84)	60	(24)	4	0
Pay (6)	3-Month USD-LIBOR	2.500	12/15/2023		5,700	(7)	8	1	0	(5)
Receive (6)	3-Month USD-LIBOR	2.750	12/15/2026		4,000	(3)	(1)	(4)	3	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		4,800	42	169	211	14	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		1,600	108	7	115	5	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		1,500	(32)	(29)	(61)	7	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,350	(74)	91	17	6	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		200	(6)	18	12	1	0
Receive (6)	3-Month USD-LIBOR	2.455	04/17/2048		100	0	3	3	0	0
Receive (6)	3-Month USD-LIBOR	2.285	05/25/2048		800	(10)	66	56	3	0
Receive (6)	3-Month USD-LIBOR	2.465	05/25/2048		200	0	6	6	1	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	2,300	(45)	32	(13)	25	0
Pay (6)	6-Month EUR-EURIBOR	2.036	02/03/2037		1,800	0	(11)	(11)	0	(17)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		900	3	(26)	(23)	0	(24)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	500	(4)	(30)	(34)	2	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		900	(12)	(3)	(15)	12	0
Receive (6)	6-Month GBP-LIBOR	2.040	02/01/2037		300	0	(3)	(3)	3	0
Receive (6)	6-Month GBP-LIBOR	2.043	02/01/2037		1,300	0	(15)	(15)	15	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		300	(16)	4	(12)	10	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	60,000	23	26	49	6	0

						$101	$291	$391	$136	$(50)

Total Swap Agreements						$(48)	$262	$214	$136	$(55)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

Cash of $1,045 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	08/2017	CHF	1,597		$1,668	$0	$0
BPS	07/2017	EUR	176		200	0	(1)
	07/2017		$696	JPY	77,900	0	(3)
	08/2017	JPY	77,900		$697	3	0
	08/2017		$201	EUR	176	1	0
	12/2018	JPY	70,000		$638	0	(3)
BRC	08/2017		$1,719	EUR	1,504	1	0
CBK	07/2017	BRL	1,438		$437	3	0
	07/2017		$435	BRL	1,437	0	(1)
	07/2017		225	EUR	200	4	0
	08/2017		178	AUD	232	0	0
	09/2017		302	RUB	17,505	0	(10)
	12/2018	JPY	130,000		$1,186	0	(4)
	12/2018		$1,812	JPY	200,000	18	0
DUB	07/2017	CHF	1,597		$1,668	3	0
	08/2017	NZD	224		164	0	0
GLM	07/2017	JPY	77,900		702	9	0
	08/2017	GBP	68		88	0	(1)
	10/2017	RUB	20,635		352	10	0
HUS	01/2021	BRL	330		51	0	(28)
JPM	07/2017	EUR	24		27	0	0
	07/2017	NZD	78	AUD	74	0	0
	07/2017		$1,717	EUR	1,504	1	0
	08/2017	NZD	364		$267	0	0
NGF	07/2017	BRL	1,437		435	1	0
	07/2017		$429	BRL	1,437	4	0
	08/2017	BRL	1,437		$427	0	(4)
SCX	08/2017	GBP	683		870	0	(21)
	08/2017		$266	AUD	347	0	0
	09/2017	SGD	2,254		$1,633	0	(6)
SOG	08/2017	MXN	10,179		527	0	(31)
WST	07/2017	NZD	482	AUD	459	0	0

Total Forward Foreign Currency Contracts						$58	$(113)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	584	$19	$43
	Put - OTC USD versus MXN		19.000	01/05/2018		$783	7	35
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	184	6	14

							$32	$92

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$400	$46	$19
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		400	46	48
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	500	13	13
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$500	25	18
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		3,200	120	95
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		3,200	120	140
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		1,100	57	39
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	500	13	14
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$30,800	14	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		4,700	27	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		750	36	27
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		1,100	127	59
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		1,100	127	128
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		7,900	4	0

								$775	$613

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$20,200	$18	$3
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	73,700	48	34
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	13,900	2	0

						$68	$37

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$700	$19	$17
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	100	9	9

					$28	$26

Total Purchased Options					$903	$768

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	584	$(19)	$(1)
	Put - OTC USD versus MXN		18.000	01/05/2018		$1,566	(6)	(28)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	184	(6)	0
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$144	(8)	0

							$(39)	$(29)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$2,700	$(28)	$(21)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	5,500	(59)	(42)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	3,700	(39)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	1,000	(26)	(14)

							$(152)	$(107)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$40,400	$(21)	$(1)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	73,700	(8)	(8)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	13,900	0	0

						$(29)	$(9)

Total Written Options						$(220)	$(145)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$6,056	$(1,243)	$728	$0	$(515)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(4)	23	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	300	40	(5)	35	0

					$(1,176)	$719	$58	$(515)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	3,800	$(1)	$(22)	$0	$(23)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAUSST Index	15,552	1-Month USD-LIBOR less a specified spread	11/29/2017	$46,587	$0	$2,897	$2,897	$0
FBF	Receive	ERAUSST Index	10,901	1-Month USD-LIBOR less a specified spread	10/26/2017	34,755	0	(71)	0	(71)

							$0	$2,826	$2,897	$(71)

Total Swap Agreements							$(1,177)	$3,523	$2,955	$(609)

(i)	Securities with an aggregate market value of $688 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.

(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$594	$115	$709
Corporate Bonds & Notes
Banking & Finance	0	3,753	0	3,753
Industrials	0	1,881	0	1,881
Utilities	0	644	0	644
Municipal Bonds & Notes
Illinois	0	205	0	205
U.S. Government Agencies	0	744	0	744
U.S. Treasury Obligations	0	24,758	0	24,758
Non-Agency Mortgage-Backed Securities	0	8,572	0	8,572
Asset-Backed Securities	0	3,757	0	3,757
Sovereign Issues	0	668	0	668
Short-Term Instruments
Certificates of Deposit	0	1,603	0	1,603
Commercial Paper	0	898	0	898
Repurchase Agreements	0	6,883	0	6,883
Argentina Treasury Bills	0	100	0	100
	$0	$55,060	$115	$55,175

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,802	$0	$0	$28,802

Total Investments	$28,802	$55,060	$115	$83,977

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(195)	$0	$(195)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	58	136	0	194
Over the counter	0	3,781	0	3,781
	$58	$3,917	$0	$3,975

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(63)	(98)	0	(161)
Over the counter	0	(867)	0	(867)

	$(63)	$(965)	$0	$(1,028)

Total Financial Derivative Instruments	$(5)	$2,952	$0	$2,947

Totals	$28,797	$57,817	$115	$86,729

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS EMG Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.7%
CORPORATE BONDS & NOTES 13.5%
BANKING & FINANCE 11.7%
Ally Financial, Inc.
4.750% due 09/10/2018		$5,800	$5,974
Banco de Credito e Inversiones
3.000% due 09/13/2017		3,500	3,501
Bank of America Corp.
2.000% due 01/11/2018		600	601
2.650% due 04/01/2019		1,000	1,012
5.650% due 05/01/2018		6,500	6,706
5.750% due 12/01/2017		1,200	1,220
6.000% due 09/01/2017		1,700	1,712
6.400% due 08/28/2017		1,000	1,007
7.625% due 06/01/2019		5,400	5,960
Barclays Bank PLC
10.179% due 06/12/2021		25,400	31,837
Barclays PLC
8.000% due 12/15/2020 (g)	EUR	800	1,005
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,600	1,618
7.250% due 02/01/2018		17,500	18,051
Blackstone CQP Holdco LP
6.500% due 03/20/2021		5,000	5,028
BRFkredit A/S
2.000% due 04/01/2018	DKK	6,500	1,018
4.000% due 01/01/2018		23,700	3,723
Credit Suisse AG
6.500% due 08/08/2023		$10,000	11,269
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	253
Deutsche Bank AG
4.250% due 10/14/2021		25,950	27,198
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		2,000	2,006
General Motors Financial Co., Inc.
2.569% due 10/04/2019		9,000	9,104
2.625% due 07/10/2017		6,200	6,201
Goldman Sachs Group, Inc.
2.173% due 10/23/2019		1,700	1,722
2.313% due 04/23/2020		5,800	5,899
2.352% due 11/15/2021		6,000	6,059
HBOS PLC
6.750% due 05/21/2018		3,000	3,121
HSBC Holdings PLC
2.799% due 01/05/2022		2,200	2,264
3.400% due 03/08/2021		1,900	1,954
4.300% due 03/08/2026		1,400	1,492
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)	GBP	1,400	2,022
Macquarie Bank Ltd.
6.625% due 04/07/2021		$84	95
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		11,300	11,304
Morgan Stanley
5.500% due 01/26/2020		3,400	3,669
5.950% due 12/28/2017		3,600	3,674
Navient Corp.
5.500% due 01/15/2019		5,600	5,845
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	13,100	2,042
Nykredit Realkredit A/S
1.000% due 01/01/2018		6,800	1,054
1.000% due 04/01/2018		52,400	8,147
1.000% due 07/01/2018		13,900	2,167
2.000% due 07/01/2017		19,800	3,044
2.000% due 04/01/2018		71,000	11,113
2.000% due 07/01/2018		6,600	1,034
Realkredit Danmark A/S
1.000% due 01/01/2018		74,200	11,488
1.000% due 04/01/2018		256,800	39,912
2.000% due 01/01/2018		35,100	5,457
2.000% due 04/01/2018		81,300	12,715
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)		$700	724
8.000% due 08/10/2025 (g)		400	435

Stadshypotek AB
4.250% due 10/10/2017	AUD	400	309
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	1,160	1,570
UBS AG
1.822% due 08/14/2019		$9,800	9,849
7.625% due 08/17/2022		950	1,118
Wells Fargo & Co.
1.613% due 04/22/2019		1,300	1,306

			308,608

INDUSTRIALS 1.1%
AbbVie, Inc.
2.900% due 11/06/2022		400	404
3.200% due 11/06/2022		200	205
3.600% due 05/14/2025		700	715
4.500% due 05/14/2035		500	529
4.700% due 05/14/2045		400	427
Allergan Funding SCS
2.483% due 03/12/2020		600	614
4.750% due 03/15/2045		870	944
Charter Communications Operating LLC
4.464% due 07/23/2022		3,200	3,413
4.908% due 07/23/2025		2,200	2,381
6.384% due 10/23/2035		300	357
6.484% due 10/23/2045		900	1,085
6.834% due 10/23/2055		100	123
CNPC General Capital Ltd.
2.750% due 05/14/2019		2,000	2,014
CVS Health Corp.
3.500% due 07/20/2022		200	208
Forest Laboratories LLC
4.875% due 02/15/2021		1,209	1,302
5.000% due 12/15/2021		400	437
Hyundai Capital America
2.500% due 03/18/2019		2,000	2,007
Kraft Heinz Foods Co.
2.000% due 07/02/2018		400	401
3.500% due 07/15/2022		200	206
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	109
5.200% due 07/15/2045		300	327
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,691
QUALCOMM, Inc.
4.800% due 05/20/2045		1,000	1,102
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		3,960	3,944
2.400% due 09/23/2021		4,100	4,056

			29,104

UTILITIES 0.7%
AT&T, Inc.
1.808% due 01/15/2020		2,900	2,916
2.023% due 07/15/2021		10,200	10,312
4.500% due 05/15/2035		300	296
Petrobras Global Finance BV
5.375% due 01/27/2021		1,600	1,631
Verizon Communications, Inc.
4.500% due 09/15/2020		1,600	1,710

			16,865

Total Corporate Bonds & Notes (Cost $343,052)			354,577

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,100	1,134
7.750% due 01/01/2042		1,800	1,836

			2,970

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041		700	1,033

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,155	6,037

Total Municipal Bonds & Notes (Cost $9,063)			10,040

U.S. GOVERNMENT AGENCIES 11.9%
Fannie Mae
3.500% due 11/01/2025 - 06/01/2045	566	585
Fannie Mae, TBA
3.500% due 07/01/2047 - 09/01/2047	289,900	297,221
Freddie Mac
1.559% due 11/15/2043	429	430
Ginnie Mae
3.500% due 05/15/2042 - 04/15/2045	12,841	13,315
NCUA Guaranteed Notes
1.454% due 11/06/2017	311	311

Total U.S. Government Agencies (Cost $313,278)		311,862

U.S. TREASURY OBLIGATIONS 44.6%
U.S. Treasury Bonds
3.000% due 05/15/2045	9,400	9,703
4.250% due 05/15/2039	3,300	4,140
4.375% due 11/15/2039	12,200	15,570
4.500% due 08/15/2039	26,610	34,519
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2022 (j)	27,647	27,624
0.125% due 07/15/2024 (j)	81,254	79,842
0.250% due 01/15/2025	13,989	13,745
0.375% due 01/15/2027	17,007	16,710
0.625% due 01/15/2026	5,146	5,180
1.750% due 01/15/2028	5,019	5,598
2.375% due 01/15/2025	3,243	3,696
2.375% due 01/15/2027	94,580	110,273
2.500% due 01/15/2029	14,123	16,995
U.S. Treasury Notes
1.375% due 09/30/2020 (j)	16,200	16,081
1.375% due 10/31/2020 (j)(l)	5,600	5,555
1.750% due 12/31/2020 (j)	30,900	30,990
1.750% due 05/15/2023 (l)	2,100	2,069
1.875% due 11/30/2021 (j)	90,400	90,640
1.875% due 08/31/2022 (j)	223,200	222,764
1.875% due 10/31/2022	141,400	140,903
2.000% due 11/30/2020 (j)(l)	5,500	5,565
2.000% due 07/31/2022 (j)	81,000	81,364
2.000% due 11/15/2026	62,300	60,765
2.125% due 08/31/2020 (j)(l)	10,600	10,771
2.125% due 05/15/2025 (j)	72,750	72,297
2.250% due 12/31/2023 (l)	6,000	6,059
2.250% due 11/15/2024 (j)	15,000	15,082
2.250% due 11/15/2025 (j)	37,499	37,510
2.375% due 05/15/2027	30,000	30,198
2.750% due 11/15/2023 (j)(l)	900	937

Total U.S. Treasury Obligations (Cost $1,173,609)		1,173,145

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust
3.366% due 01/25/2036 ^	11,657	10,505
Ally Financial, Inc.
2.500% due 12/15/2017 (h)	5,000	4,985
Banc of America Mortgage Trust
3.893% due 05/25/2033	117	119
BCAP LLC Trust
1.426% due 05/25/2047	274	228
5.250% due 04/26/2037	2,392	2,336
Bear Stearns Adjustable Rate Mortgage Trust
3.445% due 08/25/2035	1,946	1,842
3.544% due 02/25/2036 ^	22	21
3.680% due 02/25/2034	253	257
Bear Stearns ALT-A Trust
1.536% due 01/25/2047	15,559	12,340
1.696% due 02/25/2036	5,583	5,133
3.250% due 11/25/2036 ^	1,072	886
3.364% due 01/25/2036	2,347	2,211
Bear Stearns Mortgage Funding Trust
1.386% due 06/25/2047	1,636	1,443
1.396% due 10/25/2036	8,933	7,970
Bear Stearns Structured Products, Inc. Trust
3.421% due 01/26/2036	5,864	5,352
Citigroup Commercial Mortgage Trust
2.168% due 09/10/2045 (a)	5,815	380
Citigroup Mortgage Loan Trust, Inc.
1.286% due 01/25/2037	2,737	2,130
5.500% due 07/25/2034	9,193	9,349
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2037 ^	5,127	4,721

Claris Finance SRL
0.102% due 10/31/2060	EUR	1,542	1,760
Countrywide Alternative Loan Trust
1.407% due 12/20/2046 ^		$3,121	2,538
1.616% due 08/25/2035		3,588	2,486
6.000% due 08/25/2036 ^		4,196	3,723
6.000% due 03/25/2037 ^		1,258	861
Countrywide Asset-Backed Certificates
2.016% due 11/25/2035		211	210
Countrywide Home Loan Mortgage Pass-Through Trust
3.106% due 02/20/2036		3,059	2,421
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		306	306
Deutsche ALT-A Securities, Inc.
1.406% due 02/25/2037		6,533	5,410
Eddystone Finance PLC
0.862% due 04/19/2021	GBP	4,526	5,892
Giovecca Mortgages SRL
0.268% due 04/23/2048	EUR	750	858
GSR Mortgage Loan Trust
3.109% due 09/25/2035		$501	511
3.152% due 11/25/2035		334	330
3.396% due 04/25/2036		229	210
6.250% due 10/25/2036 ^		1,858	1,836
HarborView Mortgage Loan Trust
1.359% due 01/25/2047		928	846
1.409% due 09/19/2046		380	330
1.449% due 12/19/2036 ^		57	49
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.609% due 01/15/2033		4,185	4,197
JPMorgan Mortgage Trust
6.000% due 06/25/2037		4,205	3,497
Lehman XS Trust
1.376% due 03/25/2047 ^		1,414	1,348
MASTR Alternative Loan Trust
6.500% due 12/25/2034		3,429	3,913
Merrill Lynch Alternative Note Asset Trust
1.416% due 03/25/2037		52,433	25,446
Merrill Lynch Mortgage Investors Trust
2.051% due 10/25/2035		19	18
Prime Mortgage Trust
1.616% due 02/25/2034		534	506
Residential Accredit Loans, Inc. Trust
1.416% due 05/25/2047		709	666
6.000% due 05/25/2037 ^		7,272	6,558
RMAC PLC
0.000% due 06/12/2037	EUR	1,590	1,747
Structured Adjustable Rate Mortgage Loan Trust
2.366% due 12/25/2037 ^		$9,763	7,705
Structured Asset Mortgage Investments Trust
1.346% due 03/25/2037		635	473
1.416% due 10/25/2036		3,328	2,920
1.426% due 05/25/2046		4,450	3,496
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032		7	7
3.209% due 01/25/2032		6	6
WaMu Mortgage Pass-Through Certificates Trust
2.132% due 08/25/2042		3	3
2.145% due 09/25/2046		889	869
Washington Mutual Mortgage Pass-Through Certificates Trust
1.336% due 10/25/2036 ^		9,895	5,162
1.482% due 02/25/2047 ^		12,984	9,987
3.257% due 02/25/2033		275	272
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		5,377	5,146
Wells Fargo Commercial Mortgage Trust
2.189% due 02/15/2027		7,300	7,293
Wells Fargo Mortgage-Backed Securities Trust
3.360% due 04/25/2036		140	129

Total Non-Agency Mortgage-Backed Securities (Cost $196,329)			194,149

ASSET-BACKED SECURITIES 18.9%
ACE Securities Corp. Home Equity Loan Trust
2.191% due 05/25/2034		2,536	2,478
2.191% due 07/25/2035		500	499
3.091% due 05/25/2034		478	443
Allegro CLO Ltd.
2.390% due 01/30/2026		13,500	13,550
Ameriquest Mortgage Securities Trust
1.456% due 10/25/2036		20,955	9,730
1.606% due 03/25/2036		400	394
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.131% due 01/25/2035		4,558	4,441
Apidos CLO
2.273% due 07/22/2026		10,700	10,699

Argent Securities Trust
1.406% due 03/25/2036	6,012	5,036
Asset-Backed Funding Certificates Trust
2.216% due 06/25/2037	67	53
Citigroup Mortgage Loan Trust, Inc.
1.376% due 12/25/2036	934	627
1.456% due 10/25/2036	543	543
1.516% due 10/25/2036	13,066	11,926
4.620% due 10/25/2037	1,147	1,129
COA Summit CLO Ltd.
2.506% due 04/20/2023	42	42
Countrywide Asset-Backed Certificates
1.356% due 06/25/2035	2,793	2,241
1.356% due 03/25/2037	3,424	2,905
1.356% due 08/25/2037	1,720	1,445
1.356% due 06/25/2047 ^	795	619
1.366% due 01/25/2037	2,499	2,384
1.396% due 11/25/2047 ^	14,131	11,744
1.416% due 08/25/2036	15,277	15,057
1.416% due 06/25/2037 ^	2,284	1,712
1.416% due 06/25/2047	2,249	1,954
1.436% due 05/25/2047	5,000	3,802
1.446% due 05/25/2037	11,500	8,125
1.456% due 03/25/2036	2,131	1,758
1.466% due 01/25/2046	7,093	5,713
1.546% due 07/25/2036	670	628
Countrywide Asset-Backed Certificates Trust
1.346% due 04/25/2046	2,664	2,194
1.356% due 02/25/2037	4,484	3,892
1.356% due 03/25/2037	1,933	1,810
1.366% due 02/25/2037	517	511
1.366% due 03/25/2047	11,702	11,050
1.376% due 03/25/2037	654	642
1.476% due 09/25/2046	5,600	5,185
First Franklin Mortgage Loan Trust
1.326% due 12/25/2037	16,808	11,609
Fortress Credit BSL Ltd.
2.308% due 10/19/2025	3,100	3,101
Fortress Credit Investments Ltd.
2.408% due 07/17/2023	1,098	1,097
Franklin CLO Ltd.
1.410% due 08/09/2019	234	235
Fremont Home Loan Trust
1.366% due 10/25/2036	15,058	7,773
Gallatin CLO Ltd.
2.428% due 07/15/2023	1,392	1,394
GE-WMC Asset-Backed Pass-Through Certificates
1.466% due 12/25/2035	7,424	7,196
GSAMP Trust
2.866% due 10/25/2034	578	550
Halcyon Loan Advisors Funding Ltd.
1.000% due 10/22/2025 (b)	9,200	9,200
Hildene CLO Ltd.
2.308% due 01/17/2026	2,750	2,757
2.338% due 07/19/2026	7,300	7,318
Home Equity Loan Trust
1.376% due 04/25/2037	5,200	5,156
HSI Asset Securitization Corp. Trust
1.546% due 02/25/2036	4,916	4,049
JPMorgan Mortgage Acquisition Trust
1.306% due 07/25/2036	2,276	1,136
1.351% due 07/25/2036	3,571	2,616
1.456% due 11/25/2036	10,524	9,665
1.476% due 06/25/2037	5,600	5,174
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025	3,600	3,622
Long Beach Mortgage Loan Trust
1.376% due 08/25/2036	17,929	9,373
MASTR Asset-Backed Securities Trust
1.376% due 10/25/2036	7,040	4,521
1.456% due 08/25/2036	4,096	2,258
Merrill Lynch Mortgage Investors Trust
1.286% due 04/25/2047	10,120	6,074
Morgan Stanley ABS Capital, Inc. Trust
1.296% due 09/25/2036	169	93
1.346% due 10/25/2036	596	488
1.456% due 06/25/2036	3,872	2,692
1.466% due 03/25/2037	1,535	815
1.656% due 11/25/2035	4,688	4,222
2.146% due 03/25/2035	900	890
Morgan Stanley Home Equity Loan Trust
1.386% due 04/25/2037	5,784	3,643
Mountain Hawk CLO Ltd.
2.358% due 04/18/2025	14,400	14,418
MP CLO Ltd.
2.358% due 01/15/2027	7,200	7,203

Northwoods Capital Ltd.
2.254% due 11/04/2025		3,450	3,457
NovaStar Mortgage Funding Trust
1.386% due 11/25/2036		9,204	4,337
OHA Credit Partners Ltd.
2.166% due 10/20/2025		7,200	7,200
OHA Loan Funding Ltd.
2.503% due 01/23/2027		11,700	11,766
OneMain Financial Issuance Trust
2.470% due 09/18/2024		1,673	1,677
Panther CDO BV
0.027% due 03/20/2084	EUR	324	369
Popular ABS Mortgage Pass-Through Trust
1.466% due 06/25/2047 ^		$3,444	3,343
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		16,539	9,617
6.998% due 09/25/2037 ^		2,414	1,424
Residential Asset Mortgage Products Trust
1.436% due 12/25/2036		8,872	8,087
1.644% due 07/25/2034		11,260	7,802
Residential Asset Securities Corp. Trust
1.366% due 08/25/2036		1,234	1,156
1.456% due 08/25/2036		11,000	8,344
1.656% due 12/25/2035		13,186	10,777
Securitized Asset-Backed Receivables LLC Trust
1.466% due 05/25/2036		2,243	1,354
Seneca Park CLO Ltd.
2.278% due 07/17/2026		4,400	4,411
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	1,184	1,349
Soundview Home Loan Trust
1.326% due 02/25/2037		$540	212
1.366% due 06/25/2036		276	271
1.376% due 11/25/2036		650	613
1.456% due 07/25/2036		12,000	9,432
1.466% due 07/25/2037		4,360	3,560
2.516% due 10/25/2037		10,700	7,742
Specialty Underwriting & Residential Finance Trust
2.191% due 12/25/2035		2,221	2,043
SpringCastle America Funding LLC
3.050% due 04/25/2029		14,258	14,360
Structured Asset Investment Loan Trust
1.636% due 11/25/2035		12,000	9,825
Structured Asset Securities Corp. Mortgage Loan Trust
1.446% due 01/25/2037		4,958	3,315
1.556% due 02/25/2036		2,500	2,484
1.586% due 04/25/2036		2,500	2,310
1.666% due 05/25/2037		6,900	5,925
Structured Asset Securities Corp. Trust
1.676% due 09/25/2035		5,100	3,978
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026		9,500	9,519
Symphony CLO LP
2.255% due 01/09/2023		5,200	5,212
Symphony CLO Ltd.
2.188% due 10/15/2025		10,100	10,089
Telos CLO Ltd.
2.428% due 01/17/2027		6,800	6,800
TICP CLO Ltd.
2.316% due 07/20/2026		8,300	8,301
2.347% due 04/26/2026		3,350	3,355
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		2,189	2,210
Venture CDO Ltd.
1.373% due 07/22/2021		73	73
Voya CLO Ltd.
2.478% due 10/15/2022		7,987	7,997
WaMu Asset-Backed Certificates Trust
1.441% due 05/25/2047		5,019	4,128

Total Asset-Backed Securities (Cost $475,625)			497,523

SOVEREIGN ISSUES 1.2%
Brazil Government International Bond
5.625% due 02/21/2047		6,900	6,607
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	8,800	8,493
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (f)		34,769	10,959
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,900	3,047

Korea Development Bank
3.000% due 09/14/2022	3,700	3,757

Total Sovereign Issues (Cost $35,039)		32,863

SHORT-TERM INSTRUMENTS 4.8%
CERTIFICATES OF DEPOSIT 3.3%
Abbey National Treasury Services PLC
1.400% due 07/07/2017	1,200	1,200
Barclays Bank PLC
1.949% due 11/06/2017	12,700	12,729
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017	4,100	4,106
Natixis S.A.
1.979% due 09/25/2017	19,500	19,530
Norinchukin Bank
1.871% due 10/10/2017	5,900	5,912
1.871% due 10/11/2017	20,600	20,641
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017	4,200	4,206
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017	14,100	14,121
2.012% due 10/06/2017	4,100	4,107

		86,552

COMMERCIAL PAPER 1.4%
Credit Suisse AG
1.507% due 07/03/2017	800	800
Deutsche Telekom AG
1.374% due 07/27/2017	12,600	12,586
Engie
1.638% due 10/04/2017	3,300	3,289
ENI Finance USA, Inc.
1.528% due 07/17/2017	2,900	2,898
2.048% due 05/07/2018	5,000	4,924
Entergy Corp.
1.464% due 07/21/2017	3,000	2,997
Natixis NY
1.434% due 07/03/2017	700	700
Standard Chartered Bank
1.465% due 07/03/2017	1,300	1,300
Syngenta Wilmington, Inc.
2.053% due 09/14/2017	6,100	6,078
2.074% due 09/14/2017	900	897

		36,469

ARGENTINA TREASURY BILLS 0.1%
2.749% due 07/14/2017 - 02/09/2018 (c)(d)	3,300	3,271

U.S. TREASURY BILLS 0.0%
0.932% due 08/31/2017 (d)(e)(l)	264	264

Total Short-Term Instruments (Cost $126,392)		126,556

Total Investments in Securities (Cost $2,672,387)		2,700,715

	SHARES
INVESTMENTS IN AFFILIATES 8.3%
SHORT-TERM INSTRUMENTS 8.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.3%
PIMCO Short-Term Floating NAV Portfolio III	7,478,637	73,934
PIMCO Short-Term Floating NAV Portfolio IV	14,391,839	144,005

Total Short-Term Instruments (Cost $217,857)		217,939

Total Investments in Affiliates (Cost $217,857)		217,939

Total Investments 111.0% (Cost $2,890,244)		$2,918,654
Financial Derivative Instruments (i)(k) 5.9% (Cost or Premiums, net $29,783)		156,206
Other Assets and Liabilities, net (16.9)%		(445,433)

Net Assets 100.0%		$2,629,427

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$4,987	$4,985	0.19%

Borrowings and Other Financing Transactions

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (11.3)%
Fannie Mae, TBA	3.500%	07/01/2047	$289,900	$(299,637)	$(297,682)

Total Short Sales (11.3)%				$(299,637)	$(297,682)

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	461	$(129)	$(362)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	1,150	(457)	(85)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	689	(402)	(1,085)

				$(988)	$(1,532)

Total Written Options				$(988)	$(1,532)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	45	AUD	4,471	$(69)	$0	$(52)
Euro-Bobl September Futures	09/2017	178	EUR	26,775	(226)	0	(98)
Euro-Bund 10-Year Bond September Futures	09/2017	305		56,388	(795)	0	(550)
U.S. Treasury 5-Year Note September Futures	09/2017	1,740		$205,035	(463)	0	(299)
U.S. Treasury 30-Year Bond September Futures	09/2017	1,037		159,374	1,198	0	(583)
United Kingdom Long Gilt September Futures	09/2017	486	GBP	79,485	(915)	0	(703)

					$(1,270)	$0	$(2,285)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	157	EUR	(7)	$66	$23	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	166		(6)	80	11	0
Euro-Buxl 30-Year Bond September Futures	09/2017	228		(42,582)	1,224	901	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	759		(128,716)	757	1,127	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	157		(405)	(296)	0	(220)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	166		(514)	(427)	0	(260)
U.S. Treasury 2-Year Note September Futures	09/2017	530		$(114,538)	144	50	0
U.S. Treasury 10-Year Note September Futures	09/2017	1,666		(209,135)	880	469	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	457		(75,805)	(1,427)	314	0

					$1,001	$2,895	$(480)

Total Futures Contracts					$(269)	$2,895	$(2,765)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR	3,500	$(63)	$(25)	$(88)	$3	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$69,700	$1,058	$132	$1,190	$12	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	24,300	487	(7)	480	6	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	6,400	(11)	144	133	2	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	1,800	33	5	38	1	0
CDX.IG-28 5-Year Index	1.000	06/20/2022	106,600	1,998	9	2,007	53	0

				$3,565	$283	$3,848	$74	$0

Interest Rate Swaps

									Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	11,330	$68	$(44)	$24	$0	$(8)
Pay	1-Year BRL-CDI	9.715	01/04/2021		39,100	0	83	83	0	(28)
Pay	1-Year BRL-CDI	9.730	01/04/2021		26,870	0	54	54	0	(19)
Pay	1-Year BRL-CDI	9.743	01/04/2021		36,700	0	70	70	0	(27)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	16,600	1,989	(68)	1,921	343	0
Pay (6)	3-Month USD-LIBOR	2.200	11/24/2018		$32,100	144	49	193	0	(6)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		244,500	(1,050)	190	(860)	45	0
Receive (6)	3-Month USD-LIBOR	1.750	01/05/2019		576,000	17	(682)	(665)	141	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		299,200	3,026	(946)	2,080	127	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		37,200	(171)	(136)	(307)	21	0
Receive (6)	3-Month USD-LIBOR	3.000	11/25/2020		64,900	(375)	(179)	(554)	30	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		153,300	2,294	(1,197)	1,097	0	(157)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		34,200	201	(160)	41	77	0
Receive (6)	3-Month USD-LIBOR	2.000	07/12/2023		91,000	140	(400)	(260)	0	(401)
Pay (6)	3-Month USD-LIBOR	2.500	12/15/2023		246,500	(319)	352	33	0	(196)
Receive (6)	3-Month USD-LIBOR	2.750	12/15/2026		174,000	(149)	(15)	(164)	113	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		255,210	(1,681)	12,839	11,158	773	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		10,300	642	98	740	30	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		76,700	(3,060)	4,013	953	338	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		25,000	(690)	2,210	1,520	105	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		7,400	(602)	1,099	497	31	0
Receive (6)	3-Month USD-LIBOR	2.455	04/17/2048		5,450	0	175	175	25	0
Receive (6)	3-Month USD-LIBOR	2.285	05/25/2048		36,800	(147)	2,711	2,564	162	0
Receive (6)	3-Month USD-LIBOR	2.465	05/25/2048		8,300	0	257	257	38	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	74,000	(1,498)	1,073	(425)	802	0
Pay (6)	6-Month EUR-EURIBOR	2.036	02/03/2037		69,200	0	(416)	(416)	0	(668)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		28,900	102	(850)	(748)	0	(783)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	66,700	(649)	(3,905)	(4,554)	300	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		33,000	(293)	(250)	(543)	417	0
Receive (6)	6-Month GBP-LIBOR	2.040	02/01/2037		11,700	4	(138)	(134)	134	0
Receive (6)	6-Month GBP-LIBOR	2.043	02/01/2037		49,900	0	(584)	(584)	572	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		9,200	(563)	188	(375)	302	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	2,610,000	822	1,304	2,126	244	0
Pay	CPTFEMU	0.740	01/15/2020	EUR	30,900	(287)	386	99	23	0

						$(2,085)	$17,181	$15,096	$5,193	$(2,293)

Total Swap Agreements						$1,417	$17,439	$18,856	$5,270	$(2,293)

(j)	Securities with an aggregate market value of $35,530 and cash of $433 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Unsettled variation margin asset of $68 for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017		$2,728	DKK	18,604	$130	$0
	07/2017		3,486	EUR	3,088	41	0
	08/2017	CHF	52,016		$54,343	3	0
	08/2017	SEK	1,135		128	0	(7)
	08/2017		$5,518	AUD	7,192	8	0
	01/2018	DKK	115,063		$16,838	0	(1,020)
	04/2018		102,957		15,083	0	(984)
	07/2018		6,905		1,029	0	(54)
BPS	07/2017	CAD	6,693		4,973	0	(188)
	07/2017	DKK	12,716		1,918	0	(36)
	07/2017	EUR	9,190		10,454	0	(43)
	07/2017		$26,786	JPY	2,998,700	0	(125)
	08/2017	JPY	2,998,700		$26,818	125	0
	08/2017	MXN	96,102		4,983	0	(284)
	08/2017		$10,469	EUR	9,190	42	0
	01/2018		1,938	DKK	12,716	35	0
	04/2018	DKK	181,756		$26,966	0	(1,399)
	12/2018	JPY	3,100,000		28,251	0	(116)
BRC	07/2017	DKK	20,196		3,081	0	(21)
	08/2017		$54,259	EUR	47,465	31	0
	09/2017		17,369	RUB	1,026,960	0	(235)
CBK	07/2017	GBP	8,774		$11,289	0	(138)
	07/2017	JPY	910,017		8,093	2	0
	07/2017		$2,089	DKK	13,866	41	0
	08/2017	MXN	371,910		$19,113	0	(1,269)
	08/2017		$8,102	JPY	910,017	0	(2)
	09/2017		4,598	MYR	19,889	11	0
	07/2018	DKK	13,866		$2,134	0	(41)
	12/2018	JPY	5,210,000		47,527	0	(147)
	12/2018		$75,299	JPY	8,310,000	742	0
DUB	07/2017	BRL	69,602		$21,789	780	0
	07/2017	CHF	52,016		54,328	82	0
	07/2017		$21,039	BRL	69,602	0	(30)
	08/2017	NZD	7,274		$5,311	0	(16)
FBF	07/2017	CAD	828		614	0	(24)
	09/2017		$833	KRW	936,258	0	(14)
	09/2017		2,705	RUB	163,544	24	0
GLM	07/2017	DKK	23,197		$3,497	0	(66)
	07/2017	EUR	980		1,104	0	(16)
	07/2017	JPY	2,998,700		27,084	423	0
	07/2017		$3,106	CAD	4,116	68	0
	07/2017		2,216	EUR	1,979	44	0
	08/2017	NOK	1,060		$123	0	(4)
	08/2017		$8,679	AUD	11,301	3	0
	08/2017	ZAR	24,411		$1,809	0	(47)
	10/2017	RUB	1,372,493		23,416	658	0
	04/2018	DKK	196,717		29,093	0	(1,606)
	04/2018		$3,553	DKK	23,197	67	0
HUS	07/2017	EUR	1,193		$1,356	0	(6)
	07/2017		$2,724	GBP	2,105	17	0
	07/2017		8,118	JPY	910,017	0	(27)
	08/2017		2,360	GBP	1,816	7	0
	09/2017		10,277	HKD	80,018	0	(7)
	09/2017		4,598	SGD	6,349	19	0
	10/2017	DKK	3,065		$473	0	(1)
	01/2021	BRL	4,390		677	0	(379)
JPM	07/2017	NZD	18,948	AUD	18,046	0	(15)
	07/2017		$5,520		7,192	7	0
	07/2017		2,598	CAD	3,405	28	0
	07/2017		54,486	EUR	47,732	31	0
	07/2017		1,032	GBP	805	16	0
	08/2017	CAD	3,405		$2,599	0	(28)
	08/2017	NZD	11,850		8,682	5	0
	08/2017		$815	TRY	3,128	64	0
	04/2018	DKK	16,035		$2,348	0	(155)
MSB	08/2017		$207	HUF	58,982	11	0
	01/2018	DKK	27,345		$4,052	0	(192)
RBC	01/2018		25,930		3,743	0	(282)
SCX	07/2017	GBP	23,574		29,994	0	(710)
	09/2017	SGD	83,318		60,382	0	(206)
SOG	08/2017	MXN	7,157		370	0	(22)
TOR	07/2017	BRL	69,602		21,039	30	0
	07/2017		$20,895	BRL	69,602	114	0
	08/2017	BRL	69,602		$20,772	0	(114)
UAG	07/2017		$6,782	EUR	6,029	105	0
	07/2017		41,457	GBP	32,348	674	0
	08/2017	GBP	32,348		$41,494	0	(675)
	09/2017	HKD	70,610		9,075	13	0
	09/2017	MYR	16,873		3,957	47	0
WST	07/2017	NZD	462	AUD	440	0	0

Total Forward Foreign Currency Contracts						$4,548	$(10,751)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	23,010	$729	$1,700
	Put - OTC USD versus MXN		19.000	01/05/2018		$29,378	276	1,320
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	7,198	247	531

							$1,252	$3,551

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$30,200	$3,460	$1,452
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		30,200	3,460	3,642
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	26,600	700	715
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$25,400	1,292	893
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	18,300	485	555
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$109,700	4,105	3,242
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		109,700	4,105	4,797
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		50,600	2,618	1,779
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	27,100	724	789
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$1,317,000	620	10
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		203,400	1,154	565
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,850	2,782	2,054
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		43,000	4,953	2,314
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		43,000	4,953	5,004
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		379,000	219	3

								$35,630	$27,814

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$838,000	$754	$116
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	2,958,400	1,923	1,369
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	762,400	76	1

						$2,753	$1,486

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$28,100	$788	$687
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	4,400	384	373

					$1,172	$1,060

Total Purchased Options					$40,807	$33,911

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	23,010	$(739)	$(53)
	Put - OTC USD versus MXN		18.000	01/05/2018		$58,756	(236)	(1,030)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	7,198	(247)	(17)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$6,515	(347)	(2)

							$(1,569)	$(1,102)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$126,800	$(1,319)	$(972)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	252,800	(2,692)	(1,937)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	289,300	(3,062)	(2,324)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	43,800	(1,156)	(608)

							$(8,229)	$(5,841)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$1,676,000	$(871)	$(39)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	2,958,400	(296)	(323)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	762,400	0	0

						$(1,167)	$(362)

Total Written Options						$(10,965)	$(7,305)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$3,000	$402	$(54)	$348	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	4,000	534	(70)	464	0

					$936	$(124)	$812	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	55,600	$(7)	$(326)	$0	$(333)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIET Index	1,509,739	1-Month USD-LIBOR plus a specified spread	06/07/2018	$161,150	$0	$487	$487	$0
	Receive	RALVEIET Index	2,438,894	1-Month USD-LIBOR plus a specified spread	07/25/2018	259,303	0	1,754	1,754	0
FBF	Receive	RALVEIET Index	3,097,719	1-Month USD-LIBOR plus a specified spread	11/29/2017	292,648	0	39,027	39,027	0
JPM	Receive	RALVEIET Index	4,599,975	1-Month USD-LIBOR plus a specified spread	07/31/2017	434,927	0	57,242	57,242	0
	Receive	RALVEIET Index	4,599,974	1-Month USD-LIBOR plus a specified spread	08/10/2017	454,676	0	37,829	37,829	0
	Receive	RALVEIET Index	2,938,981	1-Month USD-LIBOR plus a specified spread	03/07/2018	313,707	0	942	942	0
MEI	Receive	RALVEIET Index	2,226,432	1-Month USD-LIBOR plus a specified spread	05/23/2018	237,649	0	718	718	0
	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	07/11/2018	341,570	0	(4,318)	0	(4,318)

							$0	$133,681	$137,999	$(4,318)

Total Swap Agreements							$929	$133,231	$138,811	$(4,651)

(l)	Securities with an aggregate market value of $5,361 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$308,608	$0	$308,608
Industrials	0	29,104	0	29,104
Utilities	0	16,865	0	16,865
Municipal Bonds & Notes
Illinois	0	2,970	0	2,970
Ohio	0	1,033	0	1,033
West Virginia	0	6,037	0	6,037
U.S. Government Agencies	0	311,862	0	311,862
U.S. Treasury Obligations	0	1,173,145	0	1,173,145
Non-Agency Mortgage-Backed Securities	0	189,164	4,985	194,149
Asset-Backed Securities	9,200	488,323	0	497,523
Sovereign Issues	0	32,863	0	32,863
Short-Term Instruments
Certificates of Deposit	0	86,552	0	86,552
Commercial Paper	0	36,469	0	36,469
Argentina Treasury Bills	0	3,271	0	3,271
U.S. Treasury Bills	0	264	0	264
	$9,200	$2,686,530	$4,985	$2,700,715

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$217,939	$0	$0	$217,939

Total Investments	$227,139	$2,686,530	$4,985	$2,918,654

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(297,682)	$0	$(297,682)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,895	5,270	0	8,165
Over the counter	0	177,270	0	177,270
	$2,895	$182,540	$0	$185,435

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,765)	(3,825)	0	(6,590)
Over the counter	0	(22,707)	0	(22,707)

	$(2,765)	$(26,532)	$0	$(29,297)

Total Financial Derivative Instruments	$130	$156,008	$0	$156,138

Totals	$227,269	$2,544,856	$4,985	$2,777,110

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 68.0%
CORPORATE BONDS & NOTES 13.8%
BANKING & FINANCE 10.0%
Bank of America Corp.
1.799% due 08/25/2017		$100	100
2.650% due 04/01/2019		100	101
Barclays PLC
3.200% due 08/10/2021		1,200	1,218
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,300	1,341
Blackstone CQP Holdco LP
6.500% due 03/20/2021		300	302
BRFkredit A/S
2.000% due 04/01/2018	DKK	500	78
4.000% due 01/01/2018		1,900	299
Caixa Economica Federal
2.375% due 11/06/2017		$100	100
Deutsche Bank AG
4.250% due 10/14/2021		1,600	1,677
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		200	201
General Motors Financial Co., Inc.
2.569% due 10/04/2019		700	708
Goldman Sachs Group, Inc.
2.313% due 04/23/2020		1,300	1,322
2.352% due 11/15/2021		300	303
HBOS PLC
6.750% due 05/21/2018		100	104
HSBC Holdings PLC
2.799% due 01/05/2022		300	309
International Lease Finance Corp.
7.125% due 09/01/2018		500	529
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	332	480
Morgan Stanley
3.875% due 04/29/2024		$600	624
5.950% due 12/28/2017		400	408
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	900	140
Nykredit Realkredit A/S
1.000% due 01/01/2018		1,600	248
1.000% due 04/01/2018		5,300	824
1.000% due 07/01/2018		6,800	1,060
2.000% due 04/01/2018		4,800	751
2.000% due 07/01/2018		400	63
Realkredit Danmark A/S
1.000% due 01/01/2018		4,500	697
1.000% due 04/01/2018		13,600	2,115
2.000% due 01/01/2018		1,900	295
2.000% due 04/01/2018		2,400	375
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$400	414
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	80	108
Volkswagen Bank GmbH
0.081% due 11/27/2017		100	114

			17,408

INDUSTRIALS 2.6%
AbbVie, Inc.
2.500% due 05/14/2020		$100	101
3.600% due 05/14/2025		200	204
4.500% due 05/14/2035		100	106
4.700% due 05/14/2045		100	107
Allergan Funding SCS
4.750% due 03/15/2045		201	218
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		500	516
Charter Communications Operating LLC
4.464% due 07/23/2022		300	320
4.908% due 07/23/2025		400	433
6.384% due 10/23/2035		100	119
6.484% due 10/23/2045		100	121

6.834% due 10/23/2055		100	123
CNPC General Capital Ltd.
2.750% due 05/14/2019		700	705
CVS Health Corp.
3.500% due 07/20/2022		200	208
Forest Laboratories LLC
4.875% due 02/15/2021		93	100
Kraft Heinz Foods Co.
2.000% due 07/02/2018		100	100
3.500% due 07/15/2022		100	103
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	109
5.200% due 07/15/2045		100	109
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		190	189
2.400% due 09/23/2021		160	158
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		318	313

			4,565

UTILITIES 1.2%
AT&T, Inc.
2.023% due 07/15/2021		100	101
3.000% due 06/30/2022		600	602
4.500% due 05/15/2035		100	99
5.000% due 03/01/2021		100	108
Petrobras Global Finance BV
5.375% due 01/27/2021		500	510
8.375% due 05/23/2021		500	561

			1,981

Total Corporate Bonds & Notes (Cost $23,121)			23,954

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
1.276% due 07/25/2037		16	16
Freddie Mac
1.559% due 11/15/2043		429	430

Total U.S. Government Agencies (Cost $443)			446

U.S. TREASURY OBLIGATIONS 18.5%
U.S. Treasury Bonds
4.250% due 05/15/2039 (k)		500	627
4.500% due 08/15/2039		6,300	8,172
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022		5,104	5,100
0.125% due 01/15/2023 (i)		3,814	3,780
0.125% due 07/15/2024		5,149	5,060
0.375% due 07/15/2023		2,627	2,645
0.375% due 01/15/2027		4,555	4,476
0.625% due 01/15/2026 (i)		617	622
2.375% due 01/15/2025		1,168	1,330
U.S. Treasury Notes
2.250% due 02/15/2027		300	299

Total U.S. Treasury Obligations (Cost $32,243)			32,111

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.0%
BCAP LLC Trust
1.426% due 05/25/2047		275	228
5.250% due 04/26/2037		638	623
Bear Stearns Adjustable Rate Mortgage Trust
3.574% due 01/25/2034		66	63
3.680% due 02/25/2034		253	257
Bear Stearns ALT-A Trust
3.254% due 11/25/2036		451	408
Bear Stearns Mortgage Funding Trust
1.386% due 06/25/2047		93	82
1.396% due 10/25/2036		538	480
Berica Residential MBS SRL
0.000% due 03/31/2048	EUR	116	132
Citigroup Commercial Mortgage Trust
2.168% due 09/10/2045 (a)		$727	47
Citigroup Mortgage Loan Trust, Inc.
3.180% due 09/25/2035		29	30
Claris Finance SRL
0.102% due 10/31/2060	EUR	353	403
Countrywide Alternative Loan Trust
1.426% due 07/25/2046		$537	510
1.436% due 08/25/2047		1,726	1,687
1.496% due 12/25/2035		31	28
1.616% due 08/25/2035		751	520
1.716% due 12/25/2035 ^		124	91

6.000% due 01/25/2037 ^		575	512
Countrywide Home Loan Mortgage Pass-Through Trust
3.051% due 10/20/2035		248	219
3.106% due 02/20/2036		718	568
3.123% due 11/25/2034		22	21
3.306% due 02/20/2036 ^		432	386
3.328% due 10/19/2032		15	14
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		77	77
Credit Suisse First Boston Mortgage Securities Corp.
1.866% due 11/25/2031		52	45
Eurohome UK Mortgages PLC
0.439% due 06/15/2044	GBP	305	385
Hyatt Hotel Portfolio Trust
2.459% due 11/15/2029		$5,400	5,407
IndyMac Mortgage Loan Trust
3.351% due 05/25/2036 ^		144	125
3.528% due 06/25/2035 ^		275	245
JPMorgan Mortgage Trust
3.444% due 08/25/2036 ^		33	31
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.599% due 12/15/2030		10	10
Merrill Lynch Alternative Note Asset Trust
1.416% due 03/25/2037		3,649	1,663
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035		2	2
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		611	555
Newgate Funding PLC
0.453% due 12/01/2050	GBP	900	1,063
Puma SE
2.405% due 10/18/2045	AUD	255	196
2.515% due 05/13/2045		262	201
RMAC PLC
0.000% due 06/12/2037	EUR	1,620	1,780
RMAC Securities PLC
0.439% due 06/12/2044	GBP	706	880
Structured Asset Mortgage Investments Trust
1.459% due 07/19/2035		$27	27
Thornburg Mortgage Securities Trust
2.970% due 06/25/2047 ^		33	30
WaMu Mortgage Pass-Through Certificates Trust
1.732% due 02/25/2046		55	54
Wells Fargo Commercial Mortgage Trust
2.189% due 02/15/2027		300	300
Wells Fargo Mortgage-Backed Securities Trust
3.153% due 03/25/2035		450	453

Total Non-Agency Mortgage-Backed Securities (Cost $21,965)			20,838

ASSET-BACKED SECURITIES 17.1%
ACE Securities Corp. Home Equity Loan Trust
1.836% due 02/25/2036 ^		521	490
Amortizing Residential Collateral Trust
1.796% due 07/25/2032		815	783
Apidos CLO
2.273% due 07/22/2026		700	700
Bear Stearns Asset-Backed Securities Trust
1.666% due 08/25/2036		300	272
2.611% due 01/25/2035		14	13
Citigroup Mortgage Loan Trust, Inc.
1.276% due 07/25/2045		306	228
1.376% due 12/25/2036		193	130
COA Summit CLO Ltd.
2.506% due 04/20/2023		42	42
Countrywide Asset-Backed Certificates
1.346% due 12/25/2036 ^		2,283	2,295
1.356% due 08/25/2037		474	399
1.356% due 06/25/2047 ^		738	575
1.466% due 06/25/2047		300	248
1.576% due 02/25/2036		76	76
Fortress Credit BSL Ltd.
2.308% due 10/19/2025		200	200
Fortress Credit Investments Ltd.
2.408% due 07/17/2023		732	731
Franklin CLO Ltd.
1.410% due 08/09/2019		72	72
Gallatin CLO Ltd.
2.428% due 07/15/2023		65	65
GSAMP Trust
1.356% due 06/25/2036		560	543
1.366% due 09/25/2036		1,447	677
2.866% due 10/25/2034		134	128
Halcyon Loan Advisors Funding Ltd.
1.000% due 10/22/2025 (b)		700	700

Hildene CLO Ltd.
2.308% due 01/17/2026		250	251
2.338% due 07/19/2026		500	501
HSI Asset Securitization Corp. Trust
1.326% due 12/25/2036		1,744	743
JPMorgan Mortgage Acquisition Corp.
1.921% due 09/25/2035		239	220
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025		300	302
Long Beach Mortgage Loan Trust
1.776% due 09/25/2034		312	305
MASTR Asset-Backed Securities Trust
1.456% due 08/25/2036		1,013	558
Morgan Stanley ABS Capital, Inc. Trust
1.296% due 09/25/2036		37	21
1.346% due 10/25/2036		138	113
Mountain Hawk CLO Ltd.
2.358% due 04/18/2025		900	901
MP CLO Ltd.
2.358% due 01/15/2027		400	400
Navient Private Education Loan Trust
1.859% due 09/16/2024		250	250
Northwoods Capital Ltd.
2.254% due 11/04/2025		250	250
OHA Credit Partners Ltd.
2.166% due 10/20/2025		500	500
OHA Loan Funding Ltd.
2.503% due 01/23/2027		900	905
OneMain Financial Issuance Trust
2.470% due 09/18/2024		186	186
Option One Mortgage Loan Trust
1.436% due 01/25/2037		162	109
Panther CDO BV
0.027% due 03/20/2084	EUR	98	112
Popular ABS Mortgage Pass-Through Trust
1.466% due 06/25/2047 ^		$810	787
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		2,584	1,502
Residential Asset Mortgage Products Trust
1.556% due 03/25/2036		2,700	2,258
Residential Asset Securities Corp. Trust
1.366% due 08/25/2036		284	266
1.386% due 11/25/2036		798	729
Seneca Park CLO Ltd.
2.278% due 07/17/2026		300	301
Soundview Home Loan Trust
1.376% due 11/25/2036		141	133
Specialty Underwriting & Residential Finance Trust
2.191% due 12/25/2035		518	477
SpringCastle America Funding LLC
3.050% due 04/25/2029		797	802
Structured Asset Securities Corp. Mortgage Loan Trust
1.396% due 05/25/2047		2,500	2,353
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026		600	601
Symphony CLO Ltd.
2.188% due 10/15/2025		700	699
Telos CLO Ltd.
2.428% due 01/17/2027		400	400
TICP CLO Ltd.
2.316% due 07/20/2026		600	600
2.347% due 04/26/2026		250	250
WaMu Asset-Backed Certificates Trust
1.366% due 01/25/2037		2,068	1,562

Total Asset-Backed Securities (Cost $29,139)			29,714

SOVEREIGN ISSUES 1.5%
Brazil Government International Bond
5.625% due 02/21/2047		400	383
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	600	579
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)		2,398	756
Korea Land & Housing Corp.
1.875% due 08/02/2017		$900	900

Total Sovereign Issues (Cost $2,778)			2,618

SHORT-TERM INSTRUMENTS 4.9%
CERTIFICATES OF DEPOSIT 3.2%
Barclays Bank PLC
1.949% due 11/06/2017		1,000	1,002

Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017	300	301
Natixis S.A.
1.979% due 09/25/2017	1,300	1,302
Norinchukin Bank
1.871% due 10/12/2017	1,400	1,403
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017	300	300
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017	900	901
2.012% due 10/06/2017	300	301

		5,510

COMMERCIAL PAPER 1.3%
Deutsche Telekom AG
1.374% due 07/27/2017	1,000	999
Engie
1.638% due 10/04/2017	300	299
ENI Finance USA, Inc.
1.528% due 07/17/2017	250	250
Marriott International
1.523% due 07/24/2017	250	250
Syngenta Wilmington, Inc.
2.053% due 09/14/2017	500	498

		2,296

REPURCHASE AGREEMENTS (g) 0.3%		465

ARGENTINA TREASURY BILLS 0.1%
2.725% due 07/14/2017 - 02/09/2018 (c)(d)	200	198

Total Short-Term Instruments (Cost $8,459)		8,469

Total Investments in Securities (Cost $118,148)		118,150

	SHARES
INVESTMENTS IN AFFILIATES 31.5%
SHORT-TERM INSTRUMENTS 31.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.5%
PIMCO Short-Term Floating NAV Portfolio III	4,603,187	45,507
PIMCO Short-Term Floating NAV Portfolio IV	918,162	9,187

Total Short-Term Instruments (Cost $54,667)		54,694

Total Investments in Affiliates (Cost $54,667)		54,694

Total Investments 99.5% (Cost $172,815)		$172,844
Financial Derivative Instruments (h)(j) 6.8% (Cost or Premiums, net $2,493)		11,828
Other Assets and Liabilities, net (6.3)%		(10,904)

Net Assets 100.0%		$173,768

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$465	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(477)	$465	$465

Total Repurchase Agreements						$(477)	$465	$465

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	43	$(12)	$(34)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	88	(35)	(6)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	45	(26)	(71)

				$(73)	$(111)

Total Written Options				$(73)	$(111)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2017	4	EUR	740	$(4)	$0	$(7)
U.S. Treasury 2-Year Note September Futures	09/2017	132		$28,526	(23)	0	(12)
U.S. Treasury 5-Year Note September Futures	09/2017	51		6,010	(18)	0	(9)
U.S. Treasury 10-Year Note September Futures	09/2017	65		8,160	(22)	0	(18)
U.S. Treasury 30-Year Bond September Futures	09/2017	75		11,527	99	0	(42)
United Kingdom Long Gilt September Futures	09/2017	13	GBP	2,126	(36)	0	(19)

					$(4)	$0	$(107)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	11	EUR	(1)	$5	$2	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	11		0	5	1	0
Euro-Bobl September Futures	09/2017	15		(2,256)	18	8	0
Euro-Buxl 30-Year Bond September Futures	09/2017	14		(2,615)	75	55	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	45		(7,631)	44	67	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	11		(28)	(21)	0	(16)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	11		(34)	(28)	0	(17)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	39		$(6,469)	(132)	27	0

					$(34)	$160	$(33)

Total Futures Contracts					$(38)	$160	$(140)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.108%	EUR	100	$1	$0	$1	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR	200	$(4)	$(1)	$(5)	$0	$0

Interest Rate Swaps

									Variation Margin (6)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	780	$5	$(3)	$2	$0	$(1)
Pay	1-Year BRL-CDI	9.715	01/04/2021		2,700	0	6	6	0	(2)
Pay	1-Year BRL-CDI	9.730	01/04/2021		1,870	0	4	4	0	(1)
Pay	1-Year BRL-CDI	9.743	01/04/2021		2,500	0	5	5	0	(2)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	1,400	168	(6)	162	29	0
Pay (7)	3-Month USD-LIBOR	2.200	11/24/2018		$2,600	12	4	16	0	(1)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		37,100	(174)	44	(130)	7	0
Receive (7)	3-Month USD-LIBOR	1.750	01/05/2019		1,400	0	(2)	(2)	0	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		13,200	133	(41)	92	6	0
Receive (7)	3-Month USD-LIBOR	3.000	11/25/2020		5,200	(30)	(15)	(45)	2	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		18,100	271	(142)	129	0	(18)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		1,600	(33)	35	2	4	0
Receive (7)	3-Month USD-LIBOR	2.000	07/12/2023		7,400	11	10	21	0	(33)
Pay (7)	3-Month USD-LIBOR	2.500	12/15/2023		19,500	(25)	28	3	0	(15)
Receive	3-Month USD-LIBOR	1.500	06/21/2024		13,200	641	(107)	534	32	0
Receive (7)	3-Month USD-LIBOR	2.750	12/15/2026		7,000	(6)	(1)	(7)	5	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		7,100	243	70	313	21	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		3,000	(169)	(47)	(216)	0	(9)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		6,000	(156)	230	74	26	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		2,000	(55)	177	122	8	0
Receive (7)	3-Month USD-LIBOR	2.455	04/17/2048		400	0	13	13	2	0
Receive (7)	3-Month USD-LIBOR	2.285	05/25/2048		400	(20)	48	28	2	0
Receive (7)	3-Month USD-LIBOR	2.465	05/25/2048		700	0	22	22	3	0
Receive (7)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	4,700	(95)	68	(27)	51	0
Pay (7)	6-Month EUR-EURIBOR	2.036	02/03/2037		4,700	0	(28)	(28)	0	(45)
Receive (7)	6-Month EUR-EURIBOR	1.500	03/21/2048		1,800	6	(53)	(47)	0	(49)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	2,600	(21)	(157)	(178)	12	0
Receive (7)	6-Month GBP-LIBOR	1.500	09/20/2027		1,700	(23)	(5)	(28)	22	0
Receive (7)	6-Month GBP-LIBOR	2.040	02/01/2037		800	0	(9)	(9)	9	0
Receive (7)	6-Month GBP-LIBOR	2.043	02/01/2037		2,900	0	(34)	(34)	33	0
Receive (7)	6-Month GBP-LIBOR	1.750	03/21/2048		700	(37)	8	(29)	23	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	190,000	59	96	155	18	0

						$705	$218	$923	$315	$(176)

Total Swap Agreements						$702	$217	$919	$315	$(176)

(i)	Securities with an aggregate market value of $881 and cash of $801 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Unsettled variation margin asset of $6 for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017		$378	AUD	498	$5	$0
	08/2017	AUD	498		$378	0	(5)
BOA	07/2017	EUR	2,401		2,699	0	(44)
	07/2017	NZD	440	AUD	419	0	0
	07/2017		$518	DKK	3,549	27	0
	08/2017	CHF	3,372		$3,523	0	0
	01/2018	DKK	8,137		1,190	0	(73)
	04/2018		6,713		984	0	(64)
	07/2018		7,619		1,129	0	(67)
BPS	07/2017		829		125	0	(2)
	07/2017		$1,376	EUR	1,210	6	0
	07/2017		1,597	JPY	178,733	0	(7)
	08/2017	EUR	1,210		$1,378	0	(6)
	08/2017	JPY	178,733		1,598	7	0
	01/2018		$126	DKK	829	2	0
	04/2018	DKK	7,528		$1,120	0	(55)
	12/2018	JPY	250,000		2,278	0	(9)
BRC	08/2017		$3,593	EUR	3,143	2	0
CBK	07/2017	BRL	4,002		$1,217	9	0
	07/2017	GBP	2,222		2,859	0	(35)
	07/2017		$1,210	BRL	4,002	0	(2)
	07/2017		215	EUR	192	4	0
	09/2017		2,416	RUB	140,040	0	(79)
	12/2018	JPY	420,000		$3,831	0	(12)
	12/2018		$6,071	JPY	670,000	60	0
DUB	07/2017	CHF	3,372		$3,522	5	0
	08/2017	NZD	446		326	0	(1)
FBF	09/2017		$160	KRW	179,405	0	(3)
GLM	07/2017	CAD	245		$182	0	(7)
	07/2017	DKK	2,680		399	0	(13)
	07/2017	JPY	178,733		1,614	25	0
	07/2017		$544	EUR	484	9	0
	08/2017		563	AUD	733	0	0
	08/2017	ZAR	3,914		$290	0	(7)
	10/2017	RUB	174,329		2,974	84	0
	04/2018	DKK	13,243		1,959	0	(108)
	04/2018		$254	DKK	1,658	5	0
HUS	08/2017		211	GBP	162	1	0
	01/2021	BRL	1,010		$156	0	(87)
JPM	07/2017	AUD	498		368	0	(14)
	07/2017	NZD	739	AUD	704	0	(1)
	07/2017		$358		467	1	0
	07/2017		187	CAD	245	2	0
	07/2017		4,166	EUR	3,658	12	0
	08/2017	CAD	245		$187	0	(2)
	08/2017	NZD	767		562	0	0
	04/2018	DKK	1,117		164	0	(11)
	07/2018		$53	DKK	343	1	0
MSB	01/2018	DKK	1,945		$288	0	(14)
NGF	07/2017	BRL	4,002		1,210	2	0
	07/2017		$1,196	BRL	4,002	12	0
	08/2017	BRL	4,002		$1,189	0	(12)
RBC	01/2018	DKK	1,740		251	0	(19)
SCX	07/2017	GBP	1,426		1,814	0	(43)
	09/2017	SGD	5,168		3,746	0	(13)
SOG	08/2017	MXN	37,871		1,959	0	(117)
UAG	07/2017		$4,675	GBP	3,648	76	0
	08/2017	GBP	3,648		$4,679	0	(76)

Total Forward Foreign Currency Contracts						$357	$(1,008)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	1,866	$59	$138
	Put - OTC USD versus MXN		19.000	01/05/2018		$2,458	23	110
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	584	20	43

							$102	$291

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$2,400	$275	$115
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		2,400	275	290
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	1,700	45	46
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$6,100	310	215
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	1,200	32	36
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$6,700	251	198
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		6,700	251	293
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		3,500	176	123
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	1,800	48	52
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$104,400	49	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		15,800	89	44
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		4,400	507	237
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		4,400	507	512
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		30,700	17	0

								$2,832	$2,162

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$67,400	$57	$10
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	192,400	125	89
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	53,600	6	0

						$188	$99

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$1,900	$53	$46
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	200	18	17

					$71	$63

Total Purchased Options					$3,193	$2,615

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	1,866	$(60)	$(4)
	Put - OTC USD versus MXN		18.000	01/05/2018		$4,916	(20)	(86)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	584	(20)	(2)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$1,072	(57)	0

							$(157)	$(92)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$30,700	$(319)	$(235)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,100	(197)	(147)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	3,400	(90)	(47)

							$(606)	$(429)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$134,800	$(58)	$(3)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	192,400	(19)	(21)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	53,600	0	0

						$(77)	$(24)

Total Written Options						$(840)	$(545)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$800	$107	$(15)	$92	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	107	(14)	93	0

					$214	$(29)	$185	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	6,500	$(1)	$(38)	$0	$(39)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIUT Index	1,059,846	1-Month USD-LIBOR plus a specified spread	11/29/2017	$138,948	$0	$10,486	$10,486	$0
CBK	Receive	RALVEIUT Index	66,720	1-Month USD-LIBOR plus a specified spread	07/13/2017	9,586	0	(179)	0	(179)
	Receive	RALVEIUT Index	105,445	1-Month USD-LIBOR plus a specified spread	10/12/2017	14,957	0	(98)	0	(98)

							$0	$10,209	$10,486	$(277)

Total Swap Agreements							$213	$10,142	$10,671	$(316)

(k)	Securities with an aggregate market value of $301 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,408	$0	$17,408
Industrials	0	4,565	0	4,565
Utilities	0	1,981	0	1,981
U.S. Government Agencies	0	446	0	446
U.S. Treasury Obligations	0	32,111	0	32,111
Non-Agency Mortgage-Backed Securities	0	20,838	0	20,838
Asset-Backed Securities	700	29,014	0	29,714
Sovereign Issues	0	2,618	0	2,618
Short-Term Instruments
Certificates of Deposit	0	5,510	0	5,510
Commercial Paper	0	2,296	0	2,296
Repurchase Agreements	0	465	0	465
Argentina Treasury Bills	0	198	0	198
	$700	$117,450	$0	$118,150

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$54,694	$0	$0	$54,694

Total Investments	$55,394	$117,450	$0	$172,844

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	160	315	0	475
Over the counter	0	13,643	0	13,643
	$160	$13,958	$0	$14,118

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(140)	(287)	0	(427)
Over the counter	0	(1,869)	0	(1,869)

	$(140)	$(2,156)	$0	$(2,296)

Total Financial Derivative Instruments	$20	$11,802	$0	$11,822

Totals	$55,414	$129,252	$0	$184,666

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS International Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Charter Communications Operating LLC
3.480% due 01/15/2024		$1,383	$1,390
Energy Future Intermediate Holding Co. LLC
4.295% due 06/30/2017		1,500	1,503
Las Vegas Sands LLC
3.230% due 03/29/2024		7,604	7,621

Total Loan Participations and Assignments (Cost $10,501)			10,514

CORPORATE BONDS & NOTES 20.9%
BANKING & FINANCE 16.4%
Bank of America Corp.
2.650% due 04/01/2019		$4,500	4,556
5.650% due 05/01/2018		2,200	2,270
6.000% due 09/01/2017		3,100	3,121
Barclays PLC
3.200% due 08/10/2021		5,900	5,990
6.500% due 09/15/2019 (f)	EUR	800	946
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,700	2,715
BRFkredit A/S
2.000% due 04/01/2018	DKK	3,300	517
4.000% due 01/01/2018		11,600	1,822
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	624
Deutsche Bank AG
4.250% due 10/14/2021		11,600	12,158
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		1,800	1,806
General Motors Financial Co., Inc.
2.569% due 10/04/2019		5,100	5,159
Goldman Sachs Group, Inc.
2.313% due 04/23/2020		3,000	3,051
2.352% due 11/15/2021		1,900	1,919
HBOS PLC
6.750% due 05/21/2018		3,700	3,849
HSBC Holdings PLC
2.799% due 01/05/2022		1,500	1,544
3.400% due 03/08/2021		800	823
4.300% due 03/08/2026		800	852
International Lease Finance Corp.
7.125% due 09/01/2018		1,000	1,059
LeasePlan Corp. NV
2.500% due 05/16/2018		7,500	7,522
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	2,100	3,034
Morgan Stanley
5.500% due 01/26/2020		$3,500	3,777
5.950% due 12/28/2017		1,000	1,021
6.625% due 04/01/2018		2,500	2,589
Nordea Kredit Realkreditaktieselskab
2.000% due 01/01/2018	DKK	7,000	1,091
Nykredit Realkredit A/S
1.000% due 01/01/2018		9,100	1,410
1.000% due 04/01/2018		50,000	7,774
2.000% due 04/01/2018		47,400	7,419
2.000% due 07/01/2018		3,300	517
Realkredit Danmark A/S
1.000% due 01/01/2018		58,000	8,980
1.000% due 04/01/2018		97,500	15,159
2.000% due 01/01/2018		74,300	11,551
2.000% due 04/01/2018		16,300	2,549
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$500	517
8.000% due 08/10/2025 (f)		400	435
SL Green Realty Corp.
4.500% due 12/01/2022		2,600	2,680
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	610	826
UBS AG
5.875% due 12/20/2017		$3,000	3,061
7.625% due 08/17/2022		3,800	4,471

Volkswagen Bank GmbH
0.081% due 11/27/2017	EUR	900	1,028
Vonovia Finance BV
3.200% due 10/02/2017		$100	100

			142,292

INDUSTRIALS 3.1%
AbbVie, Inc.
2.900% due 11/06/2022		100	101
3.200% due 11/06/2022		100	103
3.600% due 05/14/2025		400	409
4.500% due 05/14/2035		200	212
4.700% due 05/14/2045		200	214
Allergan Funding SCS
2.483% due 03/12/2020		200	204
4.550% due 03/15/2035		1,200	1,286
Charter Communications Operating LLC
4.464% due 07/23/2022		600	640
4.908% due 07/23/2025		1,100	1,190
6.384% due 10/23/2035		200	238
6.484% due 10/23/2045		500	603
6.834% due 10/23/2055		100	122
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,200	1,208
CVS Health Corp.
3.500% due 07/20/2022		100	104
Forest Laboratories LLC
4.875% due 02/15/2021		465	501
Hyundai Capital America
2.500% due 03/18/2019		1,200	1,204
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		5,900	5,903
QUALCOMM, Inc.
4.800% due 05/20/2045		600	661
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		980	976
2.400% due 09/23/2021		850	841
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,327	2,612
WestRock RKT Co.
4.900% due 03/01/2022		4,100	4,472
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		3,100	3,137

			26,941

UTILITIES 1.4%
AT&T, Inc.
1.808% due 01/15/2020		900	905
2.023% due 07/15/2021		4,800	4,852
2.226% due 06/30/2020		600	608
4.500% due 05/15/2035		200	197
Orange S.A.
8.000% due 12/20/2017	GBP	100	135
Petrobras Global Finance BV
5.375% due 01/27/2021		$200	204
8.375% due 05/23/2021		3,800	4,263
Verizon Communications, Inc.
4.500% due 09/15/2020		1,100	1,176

			12,340

Total Corporate Bonds & Notes (Cost $175,093)			181,573

MUNICIPAL BONDS & NOTES 0.7%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		600	619
7.750% due 01/01/2042		1,000	1,020

			1,639

RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
1.750% due 10/02/2028		1,176	1,176

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		3,690	3,619

Total Municipal Bonds & Notes (Cost $5,895)			6,434

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
1.276% due 07/25/2037		807	792
3.500% due 04/01/2029		104	109
Freddie Mac
1.559% due 11/15/2043		19,047	19,099
Ginnie Mae
3.500% due 02/15/2045 - 06/15/2045		2,490	2,582

Total U.S. Government Agencies (Cost $22,479)			22,582

U.S. TREASURY OBLIGATIONS 26.6%
U.S. Treasury Bonds
4.250% due 05/15/2039		4,100	5,143
4.500% due 08/15/2039		9,300	12,064
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (i)		40,407	40,373
0.125% due 01/15/2023 (i)		16,844	16,697
0.125% due 07/15/2024		1,442	1,417
0.250% due 01/15/2025 (i)		18,259	17,941
0.375% due 01/15/2027		13,707	13,467
0.625% due 01/15/2026		2,264	2,280
0.750% due 02/15/2045		1,142	1,073
1.750% due 01/15/2028		7,587	8,462
2.375% due 01/15/2025		3,892	4,435
2.500% due 01/15/2029		1,595	1,919
U.S. Treasury Notes
1.375% due 09/30/2020		49,100	48,740
1.375% due 10/31/2020 (i)(k)		2,000	1,984
1.500% due 08/15/2026 (k)		3,100	2,900
1.625% due 05/15/2026		3,200	3,034
2.000% due 11/30/2020 (i)		8,100	8,196
2.125% due 08/31/2020		15,000	15,242
2.125% due 08/15/2021 (k)		2,400	2,434
2.250% due 12/31/2023		3,800	3,838
2.375% due 05/15/2027		19,500	19,629
2.500% due 05/15/2024 (k)		500	512

Total U.S. Treasury Obligations (Cost $233,279)			231,780

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%
Ally Financial, Inc.
2.500% due 12/15/2017 (g)		5,000	4,985
American Home Mortgage Assets Trust
1.406% due 10/25/2046		333	250
BCAP LLC Trust
1.426% due 05/25/2047		274	228
5.250% due 04/26/2037		1,913	1,869
Bear Stearns Adjustable Rate Mortgage Trust
3.680% due 02/25/2034		253	258
Bear Stearns ALT-A Trust
3.364% due 01/25/2036		363	342
Bear Stearns Mortgage Funding Trust
1.386% due 06/25/2047		710	626
1.396% due 10/25/2036		3,846	3,431
Berica ABS SRL
0.000% due 12/31/2055	EUR	4,024	4,593
Citigroup Commercial Mortgage Trust
2.168% due 09/10/2045 (a)		$15,991	1,044
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		72	72
Claris Finance SRL
0.102% due 10/31/2060	EUR	6,584	7,516
Countrywide Alternative Loan Trust
1.616% due 08/25/2035		$1,652	1,145
2.782% due 10/20/2035		1,818	1,320
Countrywide Home Loan Mortgage Pass-Through Trust
3.106% due 02/20/2036		1,723	1,364
Downey Savings & Loan Association Mortgage Loan Trust
2.949% due 07/19/2044		34	34
GP Portfolio Trust
2.359% due 02/15/2027		64	65
HarborView Mortgage Loan Trust
1.359% due 01/25/2047		500	455
3.583% due 07/19/2035 ^		515	462
HomeBanc Mortgage Trust
1.486% due 10/25/2035		312	305
IndyMac Mortgage Loan Trust
1.696% due 04/25/2035		1,535	1,462
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.599% due 12/15/2030		100	97

Merrill Lynch Alternative Note Asset Trust
1.326% due 03/25/2037		17,679	7,963
1.416% due 03/25/2037		16,763	8,440
Merrill Lynch Mortgage Investors Trust
3.045% due 04/25/2035		680	662
Merrill Lynch Mortgage-Backed Securities Trust
3.519% due 04/25/2037 ^		291	254
Prime Mortgage Trust
1.616% due 02/25/2034		40	38
RBSSP Resecuritization Trust
1.231% due 06/27/2036		1,300	1,119
Residential Asset Securitization Trust
5.500% due 08/25/2034		584	595
RMAC PLC
0.000% due 06/12/2037	EUR	1,620	1,780
Royal Bank of Scotland Capital Funding Trust
6.335% due 12/16/2049		$148	148
Structured Adjustable Rate Mortgage Loan Trust
3.347% due 04/25/2035		85	82
Structured Asset Mortgage Investments Trust
1.426% due 04/25/2036		114	103
Thornburg Mortgage Securities Trust
2.970% due 06/25/2047 ^		3,255	2,949
WaMu Mortgage Pass-Through Certificates Trust
1.482% due 06/25/2047		2,615	2,368
1.526% due 01/25/2045		142	139
3.057% due 06/25/2037 ^		2,835	2,622
Washington Mutual Mortgage Pass-Through Certificates Trust
3.257% due 02/25/2033		2	2
Wells Fargo Commercial Mortgage Trust
2.189% due 02/15/2027		14,900	14,885
Wells Fargo Mortgage-Backed Securities Trust
3.360% due 04/25/2036		328	301
5.750% due 05/25/2036 ^		621	624

Total Non-Agency Mortgage-Backed Securities (Cost $82,111)			76,997

ASSET-BACKED SECURITIES 24.4%
ACE Securities Corp. Home Equity Loan Trust
2.116% due 08/25/2035		1,800	1,558
Apidos CLO
2.273% due 07/22/2026		5,100	5,099
Argent Securities Trust
1.406% due 03/25/2036		3,209	2,688
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.596% due 02/25/2036		1,770	1,344
Bear Stearns Asset-Backed Securities Trust
1.326% due 02/25/2037		1,014	1,018
2.166% due 10/25/2037		3,563	3,031
Cadogan Square CLO BV
0.000% due 01/17/2023	EUR	19	22
CIFC Funding Ltd.
2.568% due 12/05/2024		$7,029	7,046
Citigroup Mortgage Loan Trust, Inc.
1.376% due 12/25/2036		1,954	1,291
1.476% due 03/25/2037		680	538
1.616% due 11/25/2046		1,515	1,464
COA Summit CLO Ltd.
2.506% due 04/20/2023		42	42
Countrywide Asset-Backed Certificates
1.356% due 05/25/2035		941	856
1.356% due 06/25/2035		2,766	2,219
1.356% due 05/25/2037		5,976	5,210
1.356% due 06/25/2037		3,822	3,201
1.356% due 08/25/2037		949	797
1.356% due 06/25/2047 ^		397	309
1.416% due 06/25/2047		1,312	1,140
1.446% due 05/25/2037		6,000	4,239
1.706% due 02/25/2036		6,000	5,650
3.016% due 12/25/2033		740	719
Countrywide Asset-Backed Certificates Trust
2.016% due 08/25/2047		1,003	971
Ellington Loan Acquisition Trust
2.266% due 05/25/2037		4,311	3,952
First Franklin Mortgage Loan Trust
1.696% due 12/25/2035		363	362
Fortress Credit BSL Ltd.
2.308% due 10/19/2025		1,500	1,501
Fortress Credit Investments Ltd.
2.408% due 07/17/2023		1,098	1,097
Gallatin CLO Ltd.
2.428% due 07/15/2023		971	972
GSAMP Trust
2.866% due 10/25/2034		302	288
Halcyon Loan Advisors Funding Ltd.
1.000% due 10/22/2025 (b)		3,500	3,500

Hildene CLO Ltd.
2.308% due 01/17/2026		1,400	1,403
2.338% due 07/19/2026		3,500	3,509
HSI Asset Securitization Corp. Trust
1.546% due 02/25/2036		2,556	2,106
JPMorgan Mortgage Acquisition Trust
1.356% due 10/25/2036		6,657	6,592
1.376% due 05/25/2036		911	904
1.476% due 06/25/2037		3,200	2,956
LCM LP
2.418% due 10/19/2022		6,282	6,297
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025		1,500	1,509
Long Beach Mortgage Loan Trust
1.366% due 05/25/2036		2,460	1,534
1.376% due 08/25/2036		2,457	1,284
MASTR Asset-Backed Securities Trust
1.456% due 08/25/2036		2,431	1,340
1.676% due 06/25/2035		506	494
Morgan Stanley ABS Capital, Inc. Trust
1.296% due 09/25/2036		90	50
1.346% due 10/25/2036		344	282
1.446% due 09/25/2036		5,963	3,391
3.016% due 03/25/2034		1,207	1,156
Mountain Hawk CLO Ltd.
2.358% due 04/18/2025		6,900	6,909
MP CLO Ltd.
2.358% due 01/15/2027		3,200	3,201
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.366% due 07/25/2036		645	601
Northwoods Capital Ltd.
2.254% due 11/04/2025		1,800	1,803
NovaStar Mortgage Funding Trust
1.386% due 11/25/2036		4,480	2,111
OHA Credit Partners Ltd.
2.166% due 10/20/2025		3,400	3,400
OHA Loan Funding Ltd.
2.503% due 01/23/2027		5,000	5,028
OneMain Financial Issuance Trust
2.470% due 09/18/2024		1,673	1,677
Panther CDO BV
0.027% due 03/20/2084	EUR	213	243
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.206% due 09/25/2034		$881	874
Popular ABS Mortgage Pass-Through Trust
1.466% due 06/25/2047 ^		1,864	1,809
1.546% due 07/25/2036		5,600	4,531
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		6,182	3,595
Residential Asset Mortgage Products Trust
1.244% due 12/25/2035		2,592	2,307
1.556% due 03/25/2036		2,500	2,090
2.116% due 08/25/2034		1,412	1,383
Residential Asset Securities Corp. Trust
1.366% due 08/25/2036		638	598
1.456% due 11/25/2036		8,400	5,578
1.616% due 02/25/2036		1,000	925
1.636% due 10/25/2035		300	286
Securitized Asset-Backed Receivables LLC Trust
1.306% due 07/25/2036		4,368	2,259
1.466% due 05/25/2036		1,495	903
1.486% due 03/25/2036		517	470
2.176% due 01/25/2036 ^		5,399	3,830
Seneca Park CLO Ltd.
2.278% due 07/17/2026		2,300	2,306
Soundview Home Loan Trust
1.326% due 02/25/2037		306	120
1.376% due 11/25/2036		339	320
Specialty Underwriting & Residential Finance Trust
2.191% due 08/25/2034		790	772
2.191% due 12/25/2035		1,185	1,089
SpringCastle America Funding LLC
3.050% due 04/25/2029		4,062	4,091
Structured Asset Investment Loan Trust
1.346% due 07/25/2036		3,056	2,510
Structured Asset Securities Corp. Mortgage Loan Trust
1.446% due 05/25/2047		3,600	3,368
1.526% due 08/25/2046		19,372	15,156
Structured Asset Securities Corp. Trust
1.676% due 09/25/2035		3,000	2,340
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026		4,400	4,409
Symphony CLO Ltd.
2.188% due 10/15/2025		4,900	4,894
Telos CLO Ltd.
2.428% due 01/17/2027		3,000	3,000

TICP CLO Ltd.
2.316% due 07/20/2026		4,200	4,201
2.347% due 04/26/2026		1,500	1,502
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		5,113	5,123
WaMu Asset-Backed Certificates Trust
1.366% due 01/25/2037		1,330	1,004
Wells Fargo Home Equity Asset-Backed Securities Trust
1.716% due 12/25/2035		3,400	2,970

Total Asset-Backed Securities (Cost $207,296)			212,517

SOVEREIGN ISSUES 1.3%
Brazil Government International Bond
5.625% due 02/21/2047		2,100	2,011
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	3,900	3,764
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)		15,286	4,819
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	414

Total Sovereign Issues (Cost $12,084)			11,008

SHORT-TERM INSTRUMENTS 6.2%
CERTIFICATES OF DEPOSIT 3.2%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$200	200
Barclays Bank PLC
1.949% due 11/06/2017		5,700	5,713
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		1,500	1,502
Natixis S.A.
1.979% due 09/25/2017		4,600	4,607
Norinchukin Bank
1.871% due 10/12/2017		7,900	7,916
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017		1,500	1,502
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		4,900	4,907
2.012% due 10/06/2017		1,500	1,503

			27,850

COMMERCIAL PAPER 2.9%
Credit Suisse AG
1.507% due 07/03/2017		300	300
Deutsche Telekom AG
1.374% due 07/27/2017		6,500	6,493
Engie
1.638% due 10/04/2017		1,300	1,296
ENI Finance USA, Inc.
1.528% due 07/17/2017		1,600	1,599
HP, Inc.
1.502% due 07/26/2017		4,900	4,896
Marriott International
1.523% due 07/24/2017		1,500	1,498
Natixis NY
1.434% due 07/03/2017		300	300
Sempra Energy Holdings
1.512% due 08/21/2017		5,000	4,989
Standard Chartered Bank
1.465% due 07/03/2017		300	300
Syngenta Wilmington, Inc.
2.053% due 09/14/2017		3,400	3,388
TransCanada American, Inc.
1.472% due 07/12/2017		600	600

			25,659

ARGENTINA TREASURY BILLS 0.1%
2.600% due 07/14/2017 (c)(d)	700	700

Total Short-Term Instruments (Cost $54,158)		54,209

Total Investments in Securities (Cost $802,896)		807,614

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio III	4,073,800	40,273
PIMCO Short-Term Floating NAV Portfolio IV	1,194,354	11,951

Total Short-Term Instruments (Cost $52,217)		52,224

Total Investments in Affiliates (Cost $52,217)		52,224

Total Investments 98.7% (Cost $855,113)		$859,838
Financial Derivative Instruments (h)(j) 8.3% (Cost or Premiums, net $13,571)		71,884
Other Assets and Liabilities, net (7.0)%		(60,798)

Net Assets 100.0%		$870,924

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$4,987	$4,985	0.57%

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	164	$(46)	$(129)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	406	(161)	(30)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	242	(141)	(381)

				$(348)	$(540)

Total Written Options				$(348)	$(540)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	24	AUD	2,384	$(37)	$0	$(27)
Euro-Bobl September Futures	09/2017	152	EUR	22,864	(193)	0	(83)
Euro-Bund 10-Year Bond September Futures	09/2017	20		3,698	(62)	0	(36)
U.S. Treasury 5-Year Note September Futures	09/2017	394		$46,427	(152)	0	(68)
U.S. Treasury 10-Year Note September Futures	09/2017	628		78,834	(191)	0	(177)
U.S. Treasury 30-Year Bond September Futures	09/2017	427		65,625	486	0	(240)
United Kingdom Long Gilt September Futures	09/2017	191	GBP	31,238	(449)	0	(276)

					$(598)	$0	$(907)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	54	EUR	(2)	$23	$8	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	58		(2)	28	4	0
Euro-Buxl 30-Year Bond September Futures	09/2017	93		(17,369)	499	368	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	296		(50,198)	343	439	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	54		(139)	(102)	0	(76)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	58		(180)	(149)	0	(91)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	173		$(28,696)	(370)	119	0

					$272	$938	$(167)

Total Futures Contracts					$(326)	$938	$(1,074)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.108%	EUR	250	$2	$(1)	$1	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR	1,400	$(25)	$(10)	$(35)	$1	$0

Interest Rate Swaps

									Variation Margin (6)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	4,990	$30	$(19)	$11	$0	$(4)
Pay	1-Year BRL-CDI	9.715	01/04/2021		17,300	0	37	37	0	(13)
Pay	1-Year BRL-CDI	9.730	01/04/2021		11,720	0	23	23	0	(8)
Pay	1-Year BRL-CDI	9.743	01/04/2021		16,200	0	31	31	0	(12)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	6,100	730	(24)	706	126	0
Pay (7)	3-Month USD-LIBOR	2.200	11/24/2018		$16,000	72	24	96	0	(3)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		85,800	(215)	62	(153)	12	(4)
Receive (7)	3-Month USD-LIBOR	1.750	01/05/2019		191,800	6	(227)	(221)	47	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		130,000	1,315	(411)	904	55	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		70,300	(324)	(256)	(580)	40	0
Receive (7)	3-Month USD-LIBOR	3.000	11/25/2020		32,100	(186)	(88)	(274)	15	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		10,300	(378)	390	12	23	0
Receive (7)	3-Month USD-LIBOR	2.000	07/12/2023		89,600	161	96	257	0	(418)
Pay (7)	3-Month USD-LIBOR	2.500	12/15/2023		108,300	(140)	155	15	0	(86)
Receive (7)	3-Month USD-LIBOR	2.750	12/15/2026		76,400	(65)	(7)	(72)	50	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		39,200	804	951	1,755	114	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		6,100	380	58	438	18	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		14,450	(256)	435	179	64	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		14,100	(389)	1,246	857	59	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		6,000	326	77	403	25	0
Receive (7)	3-Month USD-LIBOR	2.455	04/17/2048		2,200	0	71	71	10	0
Receive (7)	3-Month USD-LIBOR	2.285	05/25/2048		6,200	(56)	488	432	27	0
Receive (7)	3-Month USD-LIBOR	2.465	05/25/2048		3,500	0	109	109	16	0
Receive (7)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	19,700	(399)	286	(113)	214	0
Pay (7)	6-Month EUR-EURIBOR	2.036	02/03/2037		31,800	0	(191)	(191)	0	(307)
Receive (7)	6-Month EUR-EURIBOR	1.500	03/21/2048		11,900	42	(350)	(308)	0	(322)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	21,200	(186)	(1,264)	(1,450)	95	0
Receive (7)	6-Month GBP-LIBOR	1.500	09/20/2027		7,400	(74)	(48)	(122)	95	0
Receive (7)	6-Month GBP-LIBOR	2.040	02/01/2037		6,400	2	(75)	(73)	73	0
Receive (7)	6-Month GBP-LIBOR	2.043	02/01/2037		18,700	0	(219)	(219)	214	0
Receive (7)	6-Month GBP-LIBOR	1.750	03/21/2048		3,400	(188)	49	(139)	111	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,000,000	297	518	815	94	0

						$1,309	$1,927	$3,236	$1,597	$(1,177)

Total Swap Agreements						$1,286	$1,916	$3,202	$1,598	$(1,177)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Unsettled variation margin asset of $93 for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

(i)	Securities with an aggregate market value of $9,896 and cash of $460 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	$	1,042	AUD	1,374	$14	$0
	08/2017	AUD	1,374	$	1,042	0	(14)
BOA	07/2017	GBP	3,683		4,733	0	(64)
	07/2017	$	3,395	DKK	23,265	178	0
	07/2017		677	EUR	596	3	0
	08/2017	CHF	18,017	$	18,823	1	0
	01/2018	DKK	118,555		17,372	0	(1,028)
	04/2018		50,039		7,331	0	(478)
	07/2018		3,453		515	0	(27)
BPS	07/2017	BRL	30,602		9,487	250	0
	07/2017	DKK	6,915		1,043	0	(19)
	07/2017	$	9,250	BRL	30,602	0	(13)
	07/2017		7,682	EUR	6,753	32	0
	07/2017		7,028	JPY	786,790	0	(33)
	08/2017	EUR	6,754	$	7,693	0	(31)
	08/2017	JPY	786,790		7,036	33	0
	08/2017	ZAR	2,734		200	0	(8)
	01/2018	$	1,054	DKK	6,915	19	0
	04/2018	DKK	74,258	$	11,036	0	(552)
	12/2018	JPY	1,480,000		13,488	0	(55)
BRC	08/2017	$	20,522	EUR	17,952	12	0
CBK	07/2017	JPY	105,668	$	940	0	0
	08/2017	$	941	JPY	105,668	0	0
	09/2017		8,354	RUB	484,305	0	(275)
	12/2018	JPY	2,500,000	$	22,806	0	(71)
	12/2018	$	36,064	JPY	3,980,000	356	0
DUB	07/2017	CHF	18,017	$	18,818	29	0
	08/2017	NZD	2,533		1,849	0	(6)
FBF	09/2017	$	471	RUB	28,477	4	0
GLM	07/2017	CAD	1,100	$	816	0	(33)
	07/2017	DKK	18,118		2,699	0	(84)
	07/2017	EUR	502		565	0	(8)
	07/2017	JPY	1,187,567		10,726	167	0
	08/2017	$	3,020	AUD	3,932	1	0
	10/2017	RUB	570,265	$	9,729	273	0
	04/2018	DKK	96,742		14,311	0	(786)
	04/2018	$	1,798	DKK	11,742	34	0
HUS	07/2017		483		3,210	10	0
	07/2017		2,285	EUR	2,020	22	0
	07/2017		3,768	GBP	2,956	82	0
	07/2017		4,582	JPY	506,445	0	(79)
	08/2017	TRY	1,919	$	505	0	(34)
	08/2017	$	1,247	GBP	959	4	0
	09/2017		3,529	SGD	4,900	34	0
	01/2021	BRL	2,330	$	359	0	(201)
JPM	07/2017	AUD	1,374		1,016	0	(40)
	07/2017	$	2,441	AUD	3,180	3	0
	07/2017		839	CAD	1,100	9	0
	07/2017		19,147	EUR	16,774	11	0
	08/2017	CAD	1,100	$	840	0	(9)
	08/2017	NZD	4,127		3,024	2	0
	08/2017	$	510	TRY	1,957	40	0
	09/2017		2,472	SGD	3,420	14	0
	04/2018	DKK	8,018	$	1,174	0	(78)
	07/2018	$	13	DKK	87	0	0
MSB	07/2017	NZD	6,343	AUD	6,040	0	(6)
	07/2017	$	349	ILS	1,271	16	0
	01/2018	DKK	14,135	$	2,095	0	(99)
RBC	01/2018		13,830		1,996	0	(150)
SCX	07/2017	GBP	9,742		12,395	0	(293)
	09/2017	SGD	34,447		24,964	0	(85)
SOG	08/2017	MXN	236,872		12,253	0	(729)
TOR	07/2017	BRL	30,602		9,250	13	0
	07/2017	$	9,187	BRL	30,602	50	0
	08/2017	BRL	30,602	$	9,133	0	(50)
	01/2018	DKK	23,156		3,387	0	(207)
UAG	07/2017	EUR	7,690		8,649	0	(133)
	07/2017	$	14,356	GBP	11,202	234	0
	08/2017	GBP	11,202	$	14,369	0	(234)
	09/2017	HKD	892		115	0	0

Total Forward Foreign Currency Contracts						$1,950	$(6,012)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	12,180	$386	$900
	Put - OTC USD versus MXN		19.000	01/05/2018	$	15,862	149	712
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	3,818	131	282

							$666	$1,894

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$12,200	$1,398	$587
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		12,200	1,398	1,471
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	10,300	271	277
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$14,400	732	506
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,400	196	224
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$47,400	1,774	1,401
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		47,400	1,774	2,073
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		28,700	1,485	1,009
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	11,200	299	326
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$627,100	295	5
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		89,300	507	248
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		19,050	916	676
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		21,200	2,442	1,141
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		21,200	2,442	2,467
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		216,200	124	2

								$16,053	$12,413

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$400,700	$341	$55
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	1,346,100	875	623
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	324,700	32	1

						$1,248	$679

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$12,300	$345	$301
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	2,200	192	186
					$537	$487

Total Purchased Options					$18,504	$15,473

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	12,180	$(391)	$(28)
	Put - OTC USD versus MXN		18.000	01/05/2018		$31,724	(127)	(556)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	3,818	(131)	(9)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$3,057	(163)	(1)

							$(812)	$(594)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$72,300	$(752)	$(554)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	143,900	(1,532)	(1,103)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	95,200	(1,008)	(765)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	19,200	(507)	(266)

							$(3,799)	$(2,688)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$801,400	$(344)	$(19)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	1,346,100	(135)	(147)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	324,700	0	0

						$(479)	$(166)

Total Written Options						$(5,090)	$(3,448)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$1,900	$254	$(34)	$220	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	1,900	254	(34)	220	0

					$508	$(68)	$440	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	35,400	$(3)	$(209)	$0	$(212)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	RALVEIIT Index	920,745	1-Month USD-LIBOR plus a specified spread	11/29/2017	$99,354	$0	$13,211	$13,211	$0
DUB	Receive	RALVEIIT Index	2,793,966	1-Month USD-LIBOR plus a specified spread	07/31/2017	312,470	0	28,809	28,809	0
	Receive	RALVEIIT Index	879,381	1-Month USD-LIBOR plus a specified spread	10/12/2017	100,289	0	7,155	7,155	0
FBF	Receive	RALVEIIT Index	785,628	1-Month USD-LIBOR plus a specified spread	06/07/2018	95,925	0	82	82	0
JPM	Receive	RALVEIIT Index	1,450,779	1-Month USD-LIBOR plus a specified spread	11/08/2017	162,624	0	14,568	14,568	0
	Receive	RALVEIIT Index	284,479	1-Month USD-LIBOR plus a specified spread	06/07/2018	34,735	0	30	30	0

							$0	$63,855	$63,855	$0

Total Swap Agreements							$505	$63,578	$64,295	$(212)

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $2,456 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,514	$0	$10,514
Corporate Bonds & Notes
Banking & Finance	0	142,292	0	142,292
Industrials	0	26,941	0	26,941
Utilities	0	12,340	0	12,340
Municipal Bonds & Notes
Illinois	0	1,639	0	1,639
Rhode Island	0	1,176	0	1,176
West Virginia	0	3,619	0	3,619
U.S. Government Agencies	0	22,582	0	22,582
U.S. Treasury Obligations	0	231,780	0	231,780
Non-Agency Mortgage-Backed Securities	0	72,012	4,985	76,997
Asset-Backed Securities	3,500	209,017	0	212,517
Sovereign Issues	0	11,008	0	11,008
Short-Term Instruments
Certificates of Deposit	0	27,850	0	27,850
Commercial Paper	0	25,659	0	25,659
Argentina Treasury Bills	0	700	0	700
	$3,500	$799,129	$4,985	$807,614
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$52,224	$0	$0	$52,224

Total Investments	$55,724	$799,129	$4,985	$859,838

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	938	1,598	0	2,536
Over the counter	0	81,718	0	81,718
	$938	$83,316	$0	$84,254

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,074)	(1,717)	0	(2,791)
Over the counter	0	(9,672)	0	(9,672)

	$(1,074)	$(11,389)	$0	$(12,463)

Total Financial Derivative Instruments	$(136)	$71,927	$0	$71,791

Totals	$55,588	$871,056	$4,985	$931,629

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Worldwide Long/Short PLUS Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
AWAS Finance Luxembourg S.A.
3.910% due 07/16/2018		$154	$154
BMC Foreign Holding Co.
5.296% due 09/10/2022		485	489
BMC Software Finance, Inc.
5.226% due 09/10/2022		765	768
Charter Communications Operating LLC
3.230% due 07/01/2020		585	587
3.480% due 01/15/2024		2,271	2,282
Energy Future Intermediate Holding Co. LLC
4.295% due 06/30/2017		300	301
Las Vegas Sands LLC
3.230% due 03/29/2024		3,210	3,217

Total Loan Participations and Assignments (Cost $7,737)			7,798

CORPORATE BONDS & NOTES 10.7%
BANKING & FINANCE 7.6%
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	909
Bank of America Corp.
2.650% due 04/01/2019		$3,700	3,746
6.000% due 09/01/2017		5,400	5,437
Barclays Bank PLC
10.179% due 06/12/2021		400	501
14.000% due 06/15/2019 (e)	GBP	900	1,428
Barclays PLC
3.200% due 08/10/2021		$5,200	5,279
8.000% due 12/15/2020 (e)	EUR	2,200	2,764
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,200	2,212
BPCE S.A.
2.500% due 07/15/2019		1,300	1,313
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,000	1,012
Deutsche Bank AG
4.250% due 10/14/2021		4,900	5,136
Dexia Credit Local S.A.
1.875% due 07/17/2017	GBP	300	391
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$677	703
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	2,900	3,785
Ford Motor Credit Co. LLC
1.739% due 09/08/2017		$5,120	5,122
General Motors Financial Co., Inc.
2.400% due 04/10/2018		7,300	7,329
Goldman Sachs Group, Inc.
2.352% due 11/15/2021		3,100	3,130
HDFC Bank Ltd.
3.000% due 03/06/2018		600	603
HSBC Holdings PLC
2.799% due 01/05/2022		1,800	1,853
3.400% due 03/08/2021		1,500	1,542
Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	916
International Lease Finance Corp.
7.125% due 09/01/2018		100	106
JPMorgan Chase & Co.
6.000% due 01/15/2018		5,000	5,113
KBC Bank NV
8.000% due 01/25/2023		800	825
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	925	1,336
Morgan Stanley
5.500% due 07/24/2020		$200	219
Rio Oil Finance Trust
9.250% due 07/06/2024		241	246
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	560	758
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		$800	818
Wells Fargo & Co.
2.600% due 07/22/2020		1,900	1,927

			66,459

INDUSTRIALS 2.4%
Allergan Funding SCS
2.483% due 03/12/2020	200	204
Amgen, Inc.
3.450% due 10/01/2020	400	417
BRF S.A.
4.750% due 05/22/2024	1,800	1,780
Charter Communications Operating LLC
4.464% due 07/23/2022	700	747
4.908% due 07/23/2025	1,600	1,731
CNH Industrial Capital LLC
3.625% due 04/15/2018	500	506
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	146	163
CVS Health Corp.
3.500% due 07/20/2022	200	208
3.875% due 07/20/2025	1,582	1,648
Daimler Finance North America LLC
1.875% due 01/11/2018	1,100	1,101
Enbridge, Inc.
1.946% due 06/15/2020	800	800
Forest Laboratories LLC
4.375% due 02/01/2019	239	246
4.875% due 02/15/2021	558	601
Nissan Motor Acceptance Corp.
2.229% due 03/08/2019	2,800	2,829
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,160	1,155
2.400% due 09/23/2021	320	316
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	2,327	2,612
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	3,800	3,837

		20,901

UTILITIES 0.7%
AT&T, Inc.
1.808% due 01/15/2020	2,800	2,815
2.023% due 07/15/2021	2,400	2,426
Verizon Communications, Inc.
4.500% due 09/15/2020	400	428

		5,669

Total Corporate Bonds & Notes (Cost $92,741)		93,029

MUNICIPAL BONDS & NOTES 0.3%
ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,000	1,031
7.750% due 01/01/2042	1,600	1,633

Total Municipal Bonds & Notes (Cost $2,557)		2,664

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
3.500% due 06/01/2045	263	270
4.634% due 03/25/2041 (a)	7,731	1,267
5.484% due 03/25/2036 (a)	4,527	780
5.534% due 05/25/2036 (a)	857	59
21.696% due 12/25/2036	312	462
Freddie Mac
5.311% due 07/15/2036 (a)	3,868	566
5.541% due 04/15/2036 (a)	1,500	184
NCUA Guaranteed Notes
1.464% due 03/06/2020	17	17

Total U.S. Government Agencies (Cost $3,751)		3,605

U.S. TREASURY OBLIGATIONS 38.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024 (g)	36,971	36,328
0.250% due 01/15/2025	30,766	30,230
0.375% due 01/15/2027	38,265	37,597
U.S. Treasury Notes
0.750% due 10/31/2018 (i)	100	99
1.375% due 09/30/2020 (g)	42,400	42,090
1.375% due 10/31/2020 (g)(i)	44,800	44,440

1.500% due 08/15/2026 (i)		20,600	19,273
1.750% due 05/15/2023 (i)		2,330	2,295
2.000% due 07/31/2022		39,200	39,376
2.000% due 08/15/2025		22,400	22,019
2.000% due 11/15/2026 (i)		2,700	2,634
2.125% due 08/31/2020 (g)(i)		10,000	10,161
2.125% due 08/15/2021 (i)		300	304
2.125% due 05/15/2025 (i)		21,600	21,465
2.250% due 12/31/2023 (i)		2,700	2,727
2.250% due 11/15/2025		20,400	20,406

Total U.S. Treasury Obligations (Cost $335,715)			331,444

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
Adjustable Rate Mortgage Trust
3.598% due 09/25/2035		79	74
Banc of America Funding Trust
1.422% due 04/20/2047 ^		223	195
3.039% due 09/20/2034		98	100
BCAP LLC Trust
5.250% due 04/26/2037		159	156
Bear Stearns Adjustable Rate Mortgage Trust
2.950% due 02/25/2033		10	10
3.013% due 01/25/2033		1,321	1,333
3.014% due 08/25/2033		205	203
3.100% due 04/25/2033		98	99
3.359% due 01/25/2035		19	19
3.679% due 07/25/2034		335	327
3.680% due 02/25/2034		29	29
Bear Stearns ALT-A Trust
1.716% due 01/25/2036 ^		296	297
3.103% due 10/25/2033		18	18
3.475% due 05/25/2035		114	113
Citigroup Mortgage Loan Trust, Inc.
2.830% due 09/25/2035		11	11
Claris Finance SRL
0.102% due 10/31/2060	EUR	128	147
Countrywide Alternative Loan Trust
1.386% due 11/25/2036		$397	368
1.396% due 05/25/2047		471	443
1.536% due 11/25/2035		7,893	6,833
1.616% due 08/25/2037		456	362
1.732% due 12/25/2035		7	7
5.500% due 11/25/2035		154	121
Countrywide Home Loan Mortgage Pass-Through Trust
1.876% due 02/25/2035		86	76
3.174% due 09/25/2047 ^		6	5
3.399% due 08/25/2034		159	153
3.528% due 11/19/2033		297	294
Credit Suisse First Boston Mortgage Securities Corp.
1.590% due 03/25/2032		12	11
Deutsche ALT-A Securities, Inc.
1.966% due 10/25/2047		6,669	5,602
Eurohome UK Mortgages PLC
0.439% due 06/15/2044	GBP	685	866
First Horizon Mortgage Pass-Through Trust
3.076% due 02/25/2034		$71	71
GSR Mortgage Loan Trust
3.152% due 11/25/2035		18	17
6.000% due 03/25/2032		2	2
IndyMac Mortgage Loan Trust
1.456% due 07/25/2035		3	3
1.856% due 07/25/2045		151	140
JPMorgan Mortgage Trust
3.422% due 04/25/2037		253	229
MASTR Adjustable Rate Mortgages Trust
1.426% due 04/25/2046		10	8
3.180% due 10/25/2033		2,386	1,958
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035		769	719
3.154% due 05/25/2033		182	182
Merrill Lynch Mortgage-Backed Securities Trust
3.519% due 04/25/2037 ^		19	17
Residential Accredit Loans, Inc. Trust
1.386% due 01/25/2037		7,151	5,720
Sequoia Mortgage Trust
1.614% due 03/20/2035		38	34
3.093% due 01/20/2047 ^		13	11
Structured Adjustable Rate Mortgage Loan Trust
3.220% due 11/25/2035 ^		7,413	6,476
3.368% due 05/25/2034		91	93
Structured Asset Mortgage Investments Trust
1.909% due 02/19/2035		78	74
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.325% due 08/25/2032		16	15

Thornburg Mortgage Securities Trust
2.970% due 06/25/2047 ^	33	30
WaMu Mortgage Pass-Through Certificates Trust
1.502% due 07/25/2047	1,164	1,034
1.612% due 10/25/2046 ^	15,457	13,906
2.083% due 12/25/2046	447	439
2.567% due 01/25/2037 ^	6	5
2.763% due 04/25/2037 ^	18	16
2.778% due 12/25/2036 ^	6	5
Washington Mutual Mortgage Pass-Through Certificates Trust
1.702% due 05/25/2046	7	6
3.145% due 02/25/2033	10	10
3.257% due 02/25/2033	6	6
Wells Fargo Alternative Loan Trust
3.509% due 07/25/2037 ^	184	166
6.250% due 07/25/2037 ^	6,617	6,333
Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047	12,000	12,413

Total Non-Agency Mortgage-Backed Securities (Cost $65,256)		68,410

ASSET-BACKED SECURITIES 13.0%
ACE Securities Corp. Home Equity Loan Trust
3.016% due 10/25/2032	90	89
Argent Securities Trust
1.326% due 09/25/2036	1,452	639
Carrington Mortgage Loan Trust
1.476% due 02/25/2037	7,685	6,843
Citigroup Mortgage Loan Trust, Inc.
1.366% due 12/25/2036	7,483	3,959
1.376% due 09/25/2036	1,108	841
Countrywide Asset-Backed Certificates
1.356% due 07/25/2037 ^	6,436	5,564
1.356% due 12/25/2046	16,519	12,424
1.366% due 06/25/2047 ^	5,066	4,789
1.406% due 06/25/2047	2,399	2,335
1.466% due 01/25/2046	9,653	7,774
1.466% due 06/25/2047	2,300	1,902
1.496% due 09/25/2036	4,522	4,476
1.616% due 06/25/2036	1,100	1,066
2.311% due 12/25/2034	2,664	2,686
Countrywide Asset-Backed Certificates Trust
2.341% due 12/25/2034	5,800	5,877
First Franklin Mortgage Loan Trust
1.936% due 03/25/2035	28	28
Fremont Home Loan Trust
1.546% due 01/25/2036	1,500	1,365
GSAA Trust
1.336% due 06/25/2036	1,567	759
GSAMP Trust
1.366% due 12/25/2046	723	460
HSI Asset Securitization Corp. Trust
1.326% due 12/25/2036	18,305	7,800
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.426% due 04/25/2037	593	428
JPMorgan Mortgage Acquisition Trust
1.366% due 07/25/2036	1,689	852
Lehman XS Trust
1.356% due 02/25/2037 ^	3,811	3,910
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025	2,100	2,113
MASTR Asset-Backed Securities Trust
1.456% due 03/25/2036	1,211	863
Morgan Stanley ABS Capital, Inc. Trust
1.346% due 01/25/2037	5,457	3,183
1.346% due 02/25/2037	9,484	7,390
1.356% due 08/25/2036	9,269	5,517
Morgan Stanley Mortgage Loan Trust
1.576% due 04/25/2037	821	414
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.546% due 10/25/2036 ^	3,045	1,070
NovaStar Mortgage Funding Trust
1.376% due 10/25/2036	5,039	2,998
Ownit Mortgage Loan Trust
1.816% due 10/25/2036 ^	1,006	872
People’s Choice Home Loan Securities Trust
1.936% due 05/25/2035 ^	454	442
Residential Asset Mortgage Products Trust
1.666% due 04/25/2035	608	608
Soundview Home Loan Trust
1.476% due 02/25/2037	2,553	1,032

WaMu Asset-Backed Certificates Trust
1.456% due 05/25/2047		12,296	9,404

Total Asset-Backed Securities (Cost $107,005)			112,772

SOVEREIGN ISSUES 1.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	200	237
4.950% due 02/11/2020		1,400	1,716
Brazil Government International Bond
5.625% due 02/21/2047		$4,000	3,830
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	3,500	3,378
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)		13,788	4,346
Korea Land & Housing Corp.
1.875% due 08/02/2017		$1,300	1,300

Total Sovereign Issues (Cost $15,720)			14,807

SHORT-TERM INSTRUMENTS 4.4%
CERTIFICATES OF DEPOSIT 4.1%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		400	400
Barclays Bank PLC
1.949% due 11/06/2017		9,300	9,321
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		2,600	2,604
Natixis S.A.
1.979% due 09/25/2017		12,300	12,319
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		8,600	8,613
2.012% due 10/06/2017		2,400	2,404

			35,661

COMMERCIAL PAPER 0.2%
Credit Suisse AG
1.507% due 07/03/2017		500	500
ENI Finance USA, Inc.
1.806% due 10/02/2017		500	498
Natixis NY
1.434% due 07/03/2017		600	600
Standard Chartered Bank
1.465% due 07/03/2017		300	300

			1,898

ARGENTINA TREASURY BILLS 0.1%
2.711% due 07/14/2017 - 02/09/2018 (b)(c)		900	893

Total Short-Term Instruments (Cost $38,391)			38,452

Total Investments in Securities (Cost $668,873)			672,981

	SHARES
INVESTMENTS IN AFFILIATES 21.5%
SHORT-TERM INSTRUMENTS 21.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.5%
PIMCO Short-Term Floating NAV Portfolio III		6,357,768	62,853
PIMCO Short-Term Floating NAV Portfolio IV		12,415,671	124,231

Total Short-Term Instruments (Cost $187,035)			187,084

Total Investments in Affiliates (Cost $187,035)			187,084

Total Investments 98.9% (Cost $855,908)			$860,065
Financial Derivative Instruments (f)(h) (0.1)% (Cost or Premiums, net $13,783)			(1,255)
Other Assets and Liabilities, net 1.2%			10,936

Net Assets 100.0%			$869,746

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (1)
U.S. Treasury Obligations (0.6)%
U.S. Treasury Notes	1.125%	09/30/2021	$5,700	$(5,549)	$(5,561)

Total Short Sales (0.6)%				$(5,549)	$(5,561)

(1)	Payable for short sales includes $17 of accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$142.000	08/25/2017	1,000	$9	$1

Total Purchased Options				$9	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	251	$(70)	$(197)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	482	(191)	(36)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	231	(135)	(363)

Total Written Options				$(396)	$(596)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	39	AUD	3,875	$(59)	$0	$(44)
E-mini S&P 500 Index September Futures	09/2017	553		$66,938	(262)	25	0
Euro STOXX 50 September Futures	09/2017	852	EUR	33,387	(1,105)	0	(944)
Euro-Bund 10-Year Bond September Futures	09/2017	43		7,950	(134)	0	(78)
FTSE 100 Index September Futures	09/2017	216	GBP	20,375	(637)	0	(246)
Nikkei 225 Yen-denominated September Futures	09/2017	149	JPY	13,290	(41)	60	(156)
U.S. Treasury 5-Year Note September Futures	09/2017	1,316		$155,072	(379)	0	(226)
U.S. Treasury 30-Year Bond September Futures	09/2017	589		90,522	671	0	(331)
United Kingdom Long Gilt September Futures	09/2017	98	GBP	16,028	(235)	0	(142)

					$(2,181)	$85	$(2,167)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	53	EUR	(2)	$22	$8	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	55		(2)	27	4	0
Euro-Bobl September Futures	09/2017	76		(11,432)	91	42	0
Euro-Buxl 30-Year Bond September Futures	09/2017	77		(14,381)	413	304	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	255		(43,245)	295	378	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	53		(137)	(1)(100)	0	(75)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	55		(170)	(141)	0	(86)
U.S. Treasury 10-Year Note September Futures	09/2017	1,635		$(205,244)	1,075	460	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	67		(11,114)	(53)	46	0

					$1,629	$1,242	$(161)

Total Futures Contracts					$(552)	$1,327	$(2,328)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin (6)
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
General Motors Co.	5.000%	12/20/2021	1.225%		$5,200	$839	$5	$844	$0	$(4)
General Motors Co.	5.000	06/20/2022	1.420		3,800	634	7	641	1	0
Volkswagen International Finance NV	1.000	12/20/2017	0.108	EUR	600	3	0	3	0	0

						$1,476	$12	$1,488	$1	$(4)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin (6)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR	1,300	$(32)	$(1)	$(33)	$0	$0

Interest Rate Swaps

									Variation Margin (6)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	4,480	$27	$(17)	$10	$0	$(15)
Pay	1-Year BRL-CDI	9.715	01/04/2021		15,500	0	33	33	0	0
Pay	1-Year BRL-CDI	9.730	01/04/2021		10,600	0	21	21	0	(8)
Pay	1-Year BRL-CDI	9.743	01/04/2021		14,500	0	28	28	0	(10)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	6,000	643	51	694	53	0
Pay (7)	3-Month USD-LIBOR	2.200	11/24/2018		$18,200	113	(3)	110	0	(4)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		487,500	(1,705)	(6)	(1,711)	95	0
Receive (7)	3-Month USD-LIBOR	3.000	11/25/2020		36,700	(330)	17	(313)	17	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		14,600	465	27	492	27	0
Pay (7)	3-Month USD-LIBOR	2.500	12/15/2023		148,000	137	(117)	20	0	(117)
Receive	3-Month USD-LIBOR	1.500	06/21/2024		98,300	3,740	234	3,974	240	0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		2,300	(8)	5	(3)	7	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		36,820	1,526	104	1,630	109	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		5,300	(365)	(16)	(381)	0	(16)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		24,200	(1,081)	95	(986)	110	0
Receive (7)	3-Month USD-LIBOR	2.455	04/17/2048		3,100	86	14	100	14	0
Receive (7)	3-Month USD-LIBOR	2.285	05/25/2048		4,000	261	18	279	18	0
Receive (7)	3-Month USD-LIBOR	2.465	05/25/2048		4,700	124	22	146	21	0
Receive (7)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	28,700	(221)	56	(165)	57	0
Pay (7)	6-Month EUR-EURIBOR	2.036	02/03/2037		31,400	(104)	(85)	(189)	0	(85)
Receive (7)	6-Month EUR-EURIBOR	1.500	03/21/2048		9,700	(183)	(68)	(251)	0	(68)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	10,100	(642)	(49)	(691)	7	0
Receive (7)	6-Month GBP-LIBOR	2.040	02/01/2037		5,300	(53)	(8)	(61)	0	(7)
Receive (7)	6-Month GBP-LIBOR	2.043	02/01/2037		20,900	(216)	(29)	(245)	0	(28)
Receive (7)	6-Month GBP-LIBOR	1.750	03/21/2048		4,400	(164)	(15)	(179)	0	(16)
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	820,000	613	55	668	64	0

						$2,663	$367	$3,030	$839	$(374)

Total Swap Agreements						$4,107	$378	$4,485	$840	$(378)

(g)	Securities with an aggregate market value of $25,796 and cash of $1,060 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Unsettled variation margin asset of $874 and liability of $(412) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017		$3,268	AUD	4,307	$43	$0
	08/2017	AUD	4,307		$3,267	0	(43)
BOA	07/2017		5,781		4,305	0	(139)
	07/2017	EUR	9,847		11,068	0	(179)
	07/2017	ILS	32,999		9,105	0	(354)
	07/2017	SEK	49,008		5,700	0	(117)
	07/2017		$1,643	CAD	2,215	65	0
	07/2017		2,846	DKK	19,410	136	0
	07/2017		702	EUR	618	3	0
	08/2017	CHF	16,792		$17,543	1	0
	08/2017		$5,709	SEK	49,008	117	0
	10/2017	ILS	15,013		$4,310	0	(9)
BPS	07/2017	BRL	319		96	0	0
	07/2017	CAD	74,612		55,443	0	(2,093)
	07/2017	GBP	1,671		2,155	0	(22)
	07/2017		$96	BRL	319	0	0
	07/2017		10,253	EUR	9,014	42	0
	07/2017		1,179	INR	76,458	2	0
	07/2017		105,999	JPY	11,866,608	0	(495)
	08/2017	EUR	9,014		$10,268	0	(42)
	08/2017	JPY	11,866,608		106,124	496	0
	08/2017		$190	COP	559,183	0	(7)
	10/2017	CLP	4,165,898		$6,184	0	(74)
	12/2018	JPY	1,760,000		16,039	0	(66)
BRC	07/2017		$1,662	ILS	6,038	69	0
	08/2017		18,963	EUR	16,589	11	0
	09/2017	MYR	1,820		$421	0	(1)
CBK	07/2017	BRL	15,701		4,775	36	0
	07/2017	GBP	62,357		80,234	0	(983)
	07/2017	JPY	282,863		2,515	1	0
	07/2017	NOK	14,864		1,761	0	(20)
	07/2017		$4,746	BRL	15,701	0	(7)
	07/2017		1,853	INR	120,851	14	0
	08/2017		2,518	JPY	282,863	0	(1)
	10/2017	IDR	9,150,605		$675	0	(4)
	12/2018	JPY	2,980,000		27,184	0	(84)
	12/2018		$42,950	JPY	4,740,000	423	0
DUB	07/2017	CHF	17,360		$18,131	27	0
	09/2017		$1,255	HKD	9,770	0	(1)
	09/2017		179	THB	6,084	0	0
FBF	07/2017	CAD	375		$278	0	(11)
	07/2017	CHF	21,015		21,567	0	(349)
	07/2017		$751	CNH	5,134	6	0
	07/2017		6,368	INR	411,431	0	(12)
	09/2017	KRW	15,531,499		$13,757	181	0
	09/2017	PHP	43,494		866	9	0
	09/2017		$171	RUB	10,393	2	0
	12/2017	CNH	5,134		$743	0	(6)
	12/2017	INR	411,431		6,277	16	0
GLM	07/2017	JPY	13,144,209		118,715	1,852	0
	08/2017		$2,882	AUD	3,753	1	0
	08/2017		3,943	ZAR	53,201	103	0
	10/2017	RUB	1,045,888		$17,844	501	0
	10/2017		$1,576	DKK	10,225	2	0
	10/2017		4,389	IDR	58,908,770	0	(17)
HUS	07/2017	CHF	981		$1,016	0	(7)
	07/2017	CNH	10,619		1,543	0	(23)
	07/2017	DKK	6,203		910	0	(43)
	07/2017	EUR	1,142		1,287	0	(18)
	07/2017	GBP	4,032		5,211	0	(41)
	07/2017	NOK	585		70	0	0
	07/2017	SEK	2,488		287	0	(9)
	07/2017		$1,113	AUD	1,474	20	0
	07/2017		8,081	CAD	10,747	206	0
	07/2017		2,518	CHF	2,434	20	0
	07/2017		909	CNH	6,304	21	0
	07/2017		1,306	CZK	32,019	94	0
	07/2017		2,703	EUR	2,398	36	0
	07/2017		8,483	GBP	6,630	152	0
	07/2017		3,188	ILS	11,407	82	0
	07/2017		12,095	JPY	1,336,083	0	(216)
	07/2017		84	NZD	115	0	0
	08/2017	CAD	1,063		$819	0	(1)
	08/2017	JPY	182,941		1,630	2	0
	08/2017	MXN	13,497		715	1	(26)
	08/2017	PLN	5,269		1,364	0	(58)
	08/2017	SEK	8,552		1,015	0	(1)
	08/2017	TRY	1,498		404	0	(17)
	08/2017		$282	CHF	270	0	0
	08/2017		1,847	EUR	1,617	3	0
	08/2017		3,840	GBP	2,954	11	0
	08/2017		301	HUF	84,570	12	0
	08/2017		1,454	PLN	5,572	49	0
	08/2017	ZAR	17,822		$1,396	44	(3)
	09/2017		$2,600	HKD	20,244	0	(2)
	09/2017		223	KRW	253,361	0	(2)
	09/2017		10,651	RUB	616,348	0	(368)
	09/2017		2,162	SGD	2,989	12	0
	09/2017		261	THB	8,872	0	0
	10/2017		522	CLP	346,010	0	(2)
	12/2017	CNY	1,245		$180	0	(2)
	12/2017		$826	CNH	5,684	3	0
	01/2021	BRL	3,920		$604	0	(339)
IND	07/2017		$1,830	NOK	15,449	20	0
	08/2017	NOK	15,449		$1,831	0	(20)
	08/2017		$45	HUF	12,932	3	0
JPM	07/2017	BRL	3,578		$1,094	14	0
	07/2017	CHF	2,365		2,457	0	(10)
	07/2017	EUR	423		475	0	(8)
	07/2017	NZD	6,068	AUD	5,778	0	(5)
	07/2017		4,543		$3,269	0	(60)
	07/2017		$1,835	AUD	2,390	2	0
	07/2017		1,083	BRL	3,578	0	(3)
	07/2017		48,511	CAD	63,588	524	0
	07/2017		18,231	EUR	15,971	10	0
	07/2017		2,034	JPY	224,381	0	(39)
	08/2017	CAD	63,588		$48,536	0	(524)
	08/2017	NZD	3,948		2,893	2	0
	08/2017		$69	COP	210,530	0	0
	09/2017		256	KRW	291,581	0	(1)
	09/2017		27	PHP	1,372	0	0
	09/2017		484	THB	16,451	0	0
	09/2017		887	TWD	26,987	1	0
	10/2017	IDR	3,282,018		$244	0	0
	12/2017		$666	INR	43,654	0	(2)
MSB	07/2017	CZK	100,433		$4,004	0	(389)
	07/2017		$148	ILS	541	7	0
	07/2017		367	INR	23,954	3	0
	08/2017	HUF	326,508		$1,147	0	(62)
	09/2017		$309	KRW	353,132	0	0
	09/2017		1,702	MYR	7,310	0	(8)
	10/2017	IDR	1,808,800		$133	0	(1)
	12/2017		$155	INR	10,167	0	0
NGF	07/2017	BRL	18,140		$5,483	8	0
	07/2017		$5,420	BRL	18,140	56	0
	08/2017	BRL	18,140		$5,388	0	(56)
RBC	07/2017	DKK	2,979		429	0	(29)
	07/2017		$23,426	CHF	22,496	34	0
	08/2017	CHF	22,496		$23,468	0	(33)
SCX	07/2017	GBP	7,551		9,607	0	(227)
	08/2017	PLN	22,249		5,759	0	(245)
	08/2017		$194	PLN	749	8	0
	09/2017	SGD	31,316		$22,695	0	(78)
	09/2017		$216	THB	7,338	0	0
	10/2017	IDR	5,780,723		$425	0	(4)
SOG	07/2017	INR	632,694		9,641	0	(132)
	07/2017		$5,905	SEK	51,496	208	0
	08/2017	MXN	151,951		$7,860	0	(468)
	08/2017		$1,390	TRY	5,325	105	0
	09/2017		1,308	TWD	39,732	0	(1)
	10/2017	RUB	47,395		$801	15	0
UAG	07/2017	CNH	818		118	0	(3)
	07/2017		$91,027	GBP	71,026	1,481	0
	08/2017	GBP	71,026		$91,108	0	(1,481)
	09/2017	HKD	238,149		30,608	43	0
	09/2017	MYR	90,369		21,196	253	0
	09/2017	THB	412,962		12,179	22	0
	09/2017	TWD	932,439		30,744	69	0
	09/2017		$22	PHP	1,113	0	0

Total Forward Foreign Currency Contracts						$7,815	$(10,203)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	11,922	$378	$881
	Put - OTC USD versus MXN		19.000	01/05/2018		$16,264	153	731
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	3,725	127	275

							$658	$1,887

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$15,800	$1,810	$760
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		15,800	1,810	1,906
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	14,300	376	384
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$24,100	1,226	847
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	10,100	267	306
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$37,600	1,407	1,111
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		37,600	1,407	1,644
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		48,000	2,484	1,688
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	15,300	409	445
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$741,200	349	6
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		121,400	689	338
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		31,750	1,527	1,127
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		25,600	2,949	1,377
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		25,600	2,949	2,979
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		218,900	126	2

								$19,785	$14,920

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$477,100	$430	$66
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	1,293,600	841	598
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	431,700	43	1

						$1,314	$665

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2047	$72.000	08/07/2017	$55,000	$2	$0

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$11,100	$311	$271
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	1,900	166	161

					$477	$432

Total Purchased Options					$22,236	$17,904

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	11,922	$(383)	$(27)
	Put - OTC USD versus MXN		18.000	01/05/2018		$32,528	(131)	(570)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	3,725	(127)	(9)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$5,470	(291)	(2)

							$(932)	$(608)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$120,200	$(1,250)	$(921)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	239,900	(2,555)	(1,838)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	158,800	(1,681)	(1,276)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	26,100	(689)	(362)

							$(6,175)	$(4,397)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$954,200	$(496)	$(23)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	1,293,600	(130)	(141)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	431,700	0	0

						$(626)	$(164)

Total Written Options						$(7,733)	$(5,169)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$7,570	$(1,564)	$921	$0	$(643)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	13,700	1,858	(269)	1,589	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	15,140	(3,164)	1,879	0	(1,285)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	18,700	2,543	(375)	2,168	0

					$(327)	$2,156	$3,757	$(1,928)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	62,400	$(6)	$(367)	$0	$(373)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	80,176	1-Month USD-LIBOR plus a specified spread	01/10/2018	$625,058	$0	$1,010	$1,010	$0
	Pay	NDDUWXUS Index	8,374	1-Month USD-LIBOR plus a specified spread	01/24/2018	45,228	0	(186)	0	(186)
	Receive	RALVEIET Index	481,377	1-Month USD-LIBOR plus a specified spread	01/24/2018	101,845	0	155	155	0
	Receive	RALVEIUT Index	2,041,582	1-Month USD-LIBOR plus a specified spread	02/14/2018	383,649	0	(1,842)	0	(1,842)
	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	06/07/2018	2,403	0	(2)	0	(2)
CBK	Receive	RALVEIUT Index	3,126,651	1-Month USD-LIBOR plus a specified spread	01/10/2018	872,580	0	(8,148)	0	(8,148)
DUB	Receive	RALVEIUT Index	43,424	1-Month USD-LIBOR plus a specified spread	10/26/2017	6,060	0	0	0	0
	Pay	NDUEEGF Index	9,478	1-Month USD-LIBOR plus a specified spread	11/29/2017	4,012	0	0	0	0
FBF	Receive	RALVEIET Index	1,149,524	1-Month USD-LIBOR plus a specified spread	07/13/2017	180,800	0	183	183	0
	Receive	RALVEIIT Index	196,737	1-Month USD-LIBOR plus a specified spread	11/29/2017	22,985	0	0	0	0
	Receive	RALVEIIT Index	2,992,961	1-Month USD-LIBOR plus a specified spread	01/10/2018	618,961	0	386	386	0
	Receive	RALVEIIT Index	1,851,218	1-Month USD-LIBOR plus a specified spread	01/24/2018	411,301	0	(1,534)	0	(1,534)
	Receive	RALVEIIT Index	488,207	1-Month USD-LIBOR plus a specified spread	02/22/2018	116,872	0	85	85	0
GST	Receive	RALVEIET Index	579,149	1-Month USD-LIBOR plus a specified spread	07/13/2017	115,959	0	169	169	0
MEI	Receive	RALVEIET Index	199,111	1-Month USD-LIBOR plus a specified spread	11/29/2017	42,194	0	(35)	0	(35)
	Pay	NDDUWXUS Index	60,712	1-Month USD-LIBOR plus a specified spread	01/24/2018	575,711	0	(1,278)	0	(1,278)
	Pay	NDUEEGF Index	53,242	3-Month USD-LIBOR plus a specified spread	02/22/2018	23,681	0	(6)	0	(6)
SOG	Pay	NDUEEGF Index	361,326	1-Month USD-LIBOR plus a specified spread	01/24/2018	282,453	0	(1,230)	0	(1,230)
ULO	Receive	RALVEIET Index	663,108	1-Month USD-LIBOR plus a specified spread	08/24/2017	140,519	0	(113)	0	(113)

							$0	$(12,386)	$1,988	$(14,374)

Total Swap Agreements							$(333)	$(10,597)	$5,745	$(16,675)

(i)	Securities with an aggregate market value of $14,859 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,798	$0	$7,798
Corporate Bonds & Notes
Banking & Finance	0	66,459	0	66,459
Industrials	0	20,901	0	20,901
Utilities	0	5,669	0	5,669
Municipal Bonds & Notes
Illinois	0	2,664	0	2,664
U.S. Government Agencies	0	3,605	0	3,605
U.S. Treasury Obligations	0	331,444	0	331,444
Non-Agency Mortgage-Backed Securities	0	68,410	0	68,410
Asset-Backed Securities	0	112,772	0	112,772
Sovereign Issues	0	14,807	0	14,807
Short-Term Instruments
Certificates of Deposit	0	35,661	0	35,661
Commercial Paper	0	1,898	0	1,898
Argentina Treasury Bills	0	893	0	893
	$0	$672,981	$0	$672,981

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$187,084	$0	$0	$187,084

Total Investments	$187,084	$672,981	$0	$860,065

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(5,561)	$0	$(5,561)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,327	841	0	2,168
Over the counter	0	31,464	0	31,464
	$1,327	$32,305	$0	$33,632

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,328)	(974)	0	(3,302)
Over the counter	0	(32,047)	0	(32,047)

	$(2,328)	$(33,021)	$0	$(35,349)

Total Financial Derivative Instruments	$(1,001)	$(716)	$0	$(1,717)

Totals	$186,083	$666,704	$0	$852,787

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 158.1%
CORPORATE BONDS & NOTES 5.9%
BANKING & FINANCE 3.1%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$100	$106
Ally Financial, Inc.
3.250% due 02/13/2018		1,350	1,362
3.600% due 05/21/2018		100	101
BRFkredit A/S
2.000% due 10/01/2017	DKK	1,000	155
2.500% due 10/01/2047		286	45
4.000% due 01/01/2018		1,400	220
Deutsche Bank AG
2.608% due 01/18/2019		$100	101
4.250% due 10/14/2021		600	629
International Lease Finance Corp.
6.250% due 05/15/2019		100	107
8.250% due 12/15/2020		500	590
Navient Corp.
8.000% due 03/25/2020		200	224
8.450% due 06/15/2018		200	211
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	3,100	479
2.000% due 01/01/2018		600	94
2.500% due 10/01/2047		470	74
Novo Banco S.A.
5.000% due 05/14/2019	EUR	500	471
Nykredit Realkredit A/S
2.500% due 10/01/2047	DKK	1,683	262
4.000% due 01/01/2018		7,800	1,225
Realkredit Danmark A/S
2.500% due 10/01/2047		1,700	266
UBS AG
1.539% due 12/07/2018		$700	700
1.799% due 06/08/2020		700	701
Vornado Realty LP
2.500% due 06/30/2019		500	504

			8,627

INDUSTRIALS 1.5%
Cox Communications, Inc.
9.375% due 01/15/2019		100	110
Daimler Finance North America LLC
2.250% due 09/03/2019		500	502
eBay, Inc.
2.750% due 01/30/2023		200	199
Mylan NV
3.750% due 12/15/2020		700	728
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		400	430
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		700	704
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		1,500	1,515

			4,188

UTILITIES 1.3%
AT&T, Inc.
1.808% due 01/15/2020		700	704
2.023% due 07/15/2021		800	809
Dominion Energy, Inc.
1.771% due 06/01/2019		100	100
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	100	133
7.375% due 01/17/2027		$400	424
8.375% due 05/23/2021		900	1,010
8.750% due 05/23/2026		100	115

Verizon Communications, Inc.
1.722% due 05/22/2020		100	100

			3,395

Total Corporate Bonds & Notes (Cost $16,077)			16,210

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae, TBA
3.000% due 09/01/2047		2,500	2,488
3.500% due 08/01/2032		3,000	3,119
Freddie Mac
1.496% due 09/25/2031		40	40
1.576% due 10/25/2029		278	275
9.465% due 05/15/2035		32	38
Small Business Administration
5.902% due 02/10/2018		51	53

Total U.S. Government Agencies (Cost $6,017)			6,013

U.S. TREASURY OBLIGATIONS 125.7%
U.S. Treasury Bonds
2.875% due 11/15/2046 (e)		1,360	1,370
3.000% due 02/15/2047 (e)		3,280	3,390
3.000% due 05/15/2047 (e)		1,720	1,779
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2021 (g)		6,356	6,348
0.125% due 04/15/2022		302	300
0.125% due 01/15/2023 (i)		212	210
0.125% due 07/15/2024		3,810	3,744
0.125% due 07/15/2026 (i)		3,897	3,761
0.250% due 01/15/2025		6,607	6,492
0.375% due 07/15/2025 (g)		4,125	4,095
0.375% due 01/15/2027		1,012	995
0.625% due 01/15/2024		419	425
0.625% due 01/15/2026		18,833	18,961
0.625% due 02/15/2043		5,509	5,078
0.750% due 02/15/2042 (e)		28,018	26,704
0.750% due 02/15/2045		12,274	11,533
0.875% due 02/15/2047		11,396	11,071
1.000% due 02/15/2046		15,924	15,928
1.375% due 02/15/2044		12,759	13,898
1.750% due 01/15/2028		9,595	10,702
1.875% due 07/15/2019 (g)(i)		1,260	1,314
2.000% due 01/15/2026		4,743	5,318
2.125% due 02/15/2040 (e)		30,909	38,492
2.125% due 02/15/2041 (e)(i)		43,537	54,468
2.375% due 01/15/2025		15,002	17,096
2.500% due 01/15/2029 (e)		25,376	30,536
3.625% due 04/15/2028 (e)		29,724	38,859
3.875% due 04/15/2029		10,457	14,209

Total U.S. Treasury Obligations (Cost $351,348)			347,076

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Adjustable Rate Mortgage Trust
3.123% due 01/25/2036 ^		174	163
Alliance Bancorp Trust
1.456% due 07/25/2037		268	226
Banc of America Funding Trust
3.673% due 03/20/2036		237	221
Banc of America Mortgage Trust
3.403% due 11/25/2035 ^		31	29
Bear Stearns Adjustable Rate Mortgage Trust
3.621% due 07/25/2036 ^		61	58
Citigroup Mortgage Loan Trust, Inc.
2.830% due 09/25/2035		44	43
3.357% due 12/25/2035 ^		327	232
3.430% due 05/25/2035		50	50
Countrywide Alternative Loan Trust
1.732% due 12/25/2035		283	259
3.545% due 02/25/2037 ^		229	211
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		49	40
GMAC Mortgage Corp. Loan Trust
3.481% due 11/19/2035		274	262
Marche Mutui SRL
0.062% due 02/25/2055	EUR	25	28
1.921% due 01/27/2064		411	471
Merrill Lynch Mortgage Investors Trust
1.876% due 09/25/2029		$251	250
Residential Accredit Loans, Inc. Trust
1.396% due 06/25/2046		205	91
Residential Asset Securitization Trust
1.616% due 05/25/2035		360	294
1.666% due 12/25/2036 ^		411	155
5.000% due 08/25/2019		32	32
5.750% due 03/25/2037		149	97
6.250% due 10/25/2036 ^		282	257

Structured Adjustable Rate Mortgage Loan Trust
3.357% due 07/25/2035 ^		155	135
Structured Asset Mortgage Investments Trust
1.426% due 04/25/2036		19	17
Thornburg Mortgage Securities Trust
1.956% due 09/25/2044		226	210
Wachovia Mortgage Loan Trust LLC
3.249% due 10/20/2035		176	156
WaMu Mortgage Pass-Through Certificates Trust
1.486% due 12/25/2045		119	117
2.795% due 09/25/2033		87	88
2.925% due 08/25/2036 ^		95	88
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		21	18
Wells Fargo Mortgage-Backed Securities Trust
3.178% due 07/25/2034		123	125

Total Non-Agency Mortgage-Backed Securities (Cost $4,387)			4,423

ASSET-BACKED SECURITIES 2.3%
ACE Securities Corp. Home Equity Loan Trust
1.276% due 10/25/2036		54	39
Apidos CLO
2.189% due 01/19/2025		100	100
Argent Mortgage Loan Trust
1.696% due 05/25/2035		81	74
Citigroup Mortgage Loan Trust, Inc.
1.446% due 12/25/2036		118	78
1.546% due 10/25/2036		300	253
Countrywide Asset-Backed Certificates
1.356% due 05/25/2035		46	42
1.466% due 03/25/2037		200	182
Credit-Based Asset Servicing and Securitization LLC
1.276% due 11/25/2036		25	15
First Franklin Mortgage Loan Trust
1.686% due 11/25/2036		500	440
Fremont Home Loan Trust
1.351% due 10/25/2036		84	76
GSAMP Trust
2.191% due 03/25/2035 ^		461	382
IndyMac Mortgage Loan Trust
1.286% due 07/25/2036		129	61
Lehman XS Trust
4.755% due 06/25/2036		76	75
MASTR Specialized Loan Trust
2.416% due 07/25/2035		1,417	1,262
Morgan Stanley Mortgage Loan Trust
2.665% due 11/25/2036 ^		851	420
Navient Student Loan Trust
2.366% due 03/25/2066		561	567
OFSI Fund Ltd.
2.308% due 04/17/2025		100	100
Renaissance Home Equity Loan Trust
2.316% due 09/25/2037		497	284
Soundview Home Loan Trust
1.276% due 11/25/2036		349	145
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026		700	701
Symphony CLO Ltd.
2.188% due 10/15/2025		700	699
VOLT LLC
3.500% due 06/26/2045		343	344
3.500% due 03/25/2047		94	94

Total Asset-Backed Securities (Cost $6,840)			6,433

SOVEREIGN ISSUES 13.6%
Argentine Government International Bond
6.875% due 01/26/2027		800	829
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,700	2,016
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (b)	BRL	2,400	708
0.000% due 01/01/2018 (b)		19,100	5,525
0.000% due 07/01/2018 (b)		20,300	5,638
Canada Government International Bond
4.250% due 12/01/2026 (c)	CAD	742	780
France Government International Bond
1.850% due 07/25/2027 (c)	EUR	218	307
Japan Government International Bond
0.100% due 03/10/2027 (c)	JPY	190,418	1,776
Mexico Government International Bond
4.500% due 11/22/2035 (c)	MXN	6,880	437
4.750% due 06/14/2018		17,587	951

New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	525	391
2.500% due 09/20/2035 (c)		1,333	1,030
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	886
United Kingdom Gilt
0.125% due 03/22/2026 (c)	GBP	8,835	13,616
0.125% due 11/22/2065 (c)		904	2,611
1.500% due 07/22/2047		10	12
3.250% due 01/22/2044		20	33

Total Sovereign Issues (Cost $38,353)			37,546

SHORT-TERM INSTRUMENTS 6.8%
REPURCHASE AGREEMENTS (d) 0.2%			538

ARGENTINA TREASURY BILLS 0.3%
3.040% due 09/15/2017 - 12/15/2017 (a)(b)		$900	893

JAPAN TREASURY BILLS 6.1%
(0.142)% due 07/10/2017 - 08/07/2017 (a)(b)	JPY	1,890,000	16,804

MEXICO TREASURY BILLS 0.2%
6.841% due 08/17/2017 - 01/04/2018 (a)(b)	MXN	10,430	564

Total Short-Term Instruments (Cost $18,959)			18,799

Total Investments in Securities (Cost $441,981)			436,500

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III		161,113	1,593

Total Short-Term Instruments (Cost $1,593)			1,593

Total Investments in Affiliates (Cost $1,593)			1,593

Total Investments 158.7% (Cost $443,574)			$438,093
Financial Derivative Instruments (f)(h) 0.2% (Cost or Premiums, net $(579))			507
Other Assets and Liabilities, net (58.9)%			(162,623)

Net Assets 100.0%			$275,977

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$538	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(551)	$538	$538

Total Repurchase Agreements						$(551)	$538	$538

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	1.150%	05/25/2017	07/25/2017	$(23,419)	$(23,449)
BOS	1.140	05/16/2017	07/17/2017	(13,714)	(13,735)
	1.200	06/07/2017	07/07/2017	(2,830)	(2,832)
	1.300	06/26/2017	07/03/2017	(3,920)	(3,921)
BSN	1.000	04/10/2017	07/10/2017	(838)	(840)
	1.070	05/03/2017	07/28/2017	(59,294)	(59,401)
DEU	1.280	07/03/2017	07/10/2017	(2,493)	(2,493)
JPS	1.020	05/24/2017	07/24/2017	(1,734)	(1,736)
	1.050	05/31/2017	07/12/2017	(1,625)	(1,627)
	1.130	05/09/2017	07/10/2017	(38,146)	(38,211)
RDR	1.010	04/11/2017	07/11/2017	(8,076)	(8,095)

Total Reverse Repurchase Agreements					$(156,340)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BPG	1.250%	06/08/2017	07/10/2017	$(2,812)	$(2,815)
GSC	1.220	06/08/2017	07/10/2017	(1,372)	(1,373)
	1.250	06/26/2017	07/03/2017	(1,823)	(1,823)

Total Sale-Buyback Transactions					$(6,011)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.0)%
Fannie Mae, TBA	3.000%	07/01/2047	$2,500	$(2,511)	$(2,496)
Fannie Mae, TBA	4.000	08/01/2047	3,000	(3,153)	(3,148)

Total Short Sales (2.0)%				$(5,664)	$(5,644)

(e)	Securities with an aggregate market value of $161,270 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(153,860) at a weighted average interest rate of 1.002%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$126.000	08/25/2017	117	$1	$0
Call - CBOT U.S. Treasury 5-Year Note September Futures	129.000	08/25/2017	17	0	0
Call - CBOT U.S. Treasury 5-Year Note September Futures	129.250	08/25/2017	11	0	0
Call - CBOT U.S. Treasury 5-Year Note September Futures	129.500	08/25/2017	61	1	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	142.000	08/25/2017	101	1	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	144.000	08/25/2017	182	2	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	148.000	08/25/2017	9	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	145	14	12

				$19	$12

Total Purchased Options				$19	$12

Written Options: Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	46	$(11)	$(36)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/21/2017	46	(11)	(2)
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.500	08/25/2017	24	(10)	(11)
Put - CBOT U.S. Treasury 10-Year Note September Futures	125.500	08/25/2017	34	(15)	(28)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	24	(12)	(5)
Call - CBOT U.S. Treasury 10-Year Note September Futures	128.000	08/25/2017	34	(12)	(5)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	145	(17)	(5)

				$(88)	$(92)

Total Written Options				$(88)	$(92)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl September Futures	09/2017	5	EUR	752	$(8)	$0	$(3)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	51	$	8,460	169	0	(35)

					$161	$0	$(38)

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond September Futures	09/2017	19	EUR	(3,222)	$22	$28	$0
Japan Government 10-Year Bond September Futures	09/2017	3	JPY	(4,004)	13	11	0
U.S. Treasury 5-Year Note September Futures	09/2017	288	$	(33,937)	68	49	0
U.S. Treasury 10-Year Note September Futures	09/2017	156		(19,583)	91	44	0
U.S. Treasury 30-Year Bond September Futures	09/2017	81		(12,449)	(117)	46	0
United Kingdom Long Gilt September Futures	09/2017	74	GBP	(12,103)	181	107	0

					$258	$285	$0

Total Futures Contracts					$419	$285	$(38)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022	$	6,750	$(444)	$(21)	$(477)	$0	$(15)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	1,400	(24)	(12)	(36)	1	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		3,900	(69)	(27)	(98)	4	0

					$(537)	$(60)	$(611)	$5	$(15)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/21/2019	$	16,200	$96	$17	$113	$7	$0
Pay (4)	3-Month USD-LIBOR	2.681	12/12/2023		5,000	76	24	100	0	(11)
Pay (4)	3-Month USD-LIBOR	2.500	12/19/2023		1,400	9	7	16	0	(3)
Receive (4)	3-Month USD-LIBOR	2.300	04/21/2026		1,350	(6)	22	16	2	0
Receive (4)	3-Month USD-LIBOR	2.300	04/27/2026		11,400	(45)	178	133	19	0
Receive (4)	3-Month USD-LIBOR	1.850	07/27/2026		4,850	(8)	165	157	7	0
Receive (4)	3-Month USD-LIBOR	2.000	07/27/2026		5,600	150	(5)	145	9	0
Receive (4)	3-Month USD-LIBOR	2.400	12/07/2026		210	(6)	8	2	0	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		900	(80)	20	(60)	0	(4)
Receive	3-Month USD-LIBOR	1.750	06/21/2047		1,700	(315)	14	(302)	0	(7)
Receive (4)	3-Month USD-LIBOR	2.953	12/12/2048		1,000	(48)	(20)	(68)	5	0
Receive (4)	3-Month USD-LIBOR	2.750	12/19/2048		460	(2)	(9)	(11)	2	0
Receive (4)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	7,450	(16)	16	0	10	0
Receive (4)	6-Month GBP-LIBOR	1.500	09/20/2027		8,900	(321)	175	(146)	113	0
Receive (4)	6-Month GBP-LIBOR	1.750	03/21/2048		2,630	(299)	192	(107)	86	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021	MXN	2,600	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		2,200	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.200	06/05/2024		11,600	0	8	8	0	(3)
Pay	28-Day MXN-TIIE	8.035	12/17/2026		15,200	32	21	54	0	(5)
Pay	28-Day MXN-TIIE	7.733	02/25/2027		2,200	3	2	5	0	(1)
Pay	CPTFEMU	0.580	10/15/2017	EUR	2,100	4	1	5	2	0
Pay	CPTFEMU	0.830	05/15/2018		8,400	(102)	(8)	(110)	0	(7)
Pay	CPTFEMU	0.625	09/15/2018		1,600	8	0	8	0	0
Pay	CPTFEMU	0.650	10/15/2018		1,500	8	0	8	0	0
Pay	CPTFEMU	0.875	05/15/2021		2,600	57	2	59	4	0
Pay	CPTFEMU	1.165	12/15/2021		890	2	0	2	1	0
Pay	CPTFEMU	1.177	05/15/2026		1,600	(42)	5	(37)	0	(5)
Pay	CPTFEMU	1.385	12/15/2026		2,100	7	(3)	4	0	(8)
Pay	CPTFEMU	1.360	06/15/2027		900	0	2	2	4	0
Pay	CPURNSA	1.710	04/27/2018	$	2,400	0	(10)	(10)	2	0
Pay	CPURNSA	2.078	03/29/2019		7,100	(3)	72	69	0	(2)
Pay	CPURNSA	1.935	04/27/2019		2,400	0	16	16	0	(1)
Pay	CPURNSA	2.027	11/23/2020		1,300	4	(11)	(7)	1	0
Pay	CPURNSA	2.021	11/25/2020		1,300	5	(12)	(7)	1	0
Pay	CPURNSA	1.550	07/26/2021		2,000	55	(19)	36	2	0
Pay	CPURNSA	1.603	09/12/2021		770	18	(7)	11	1	0
Pay	CPURNSA	1.730	07/26/2026		2,000	(95)	37	(58)	0	(2)
Pay	CPURNSA	1.801	09/12/2026		770	(30)	13	(17)	0	(1)
Pay	FRCPXTOB	0.890	11/15/2018	EUR	300	1	(1)	0	0	0
Pay	FRCPXTOB	1.438	06/15/2027		900	0	(2)	(2)	0	(4)
Pay	UKRPI	3.275	09/15/2030	GBP	1,300	(63)	35	(28)	0	(16)
Pay	UKRPI	3.300	12/15/2030		4,670	(260)	125	(135)	0	(60)
Pay	UKRPI	3.530	10/15/2031		2,240	(33)	54	21	0	(29)
Pay	UKRPI	3.358	04/15/2035		4,900	(231)	161	(70)	0	(96)
Pay	UKRPI	3.585	10/15/2046		240	(2)	(15)	(17)	11	0
Pay	UKRPI	3.428	03/15/2047		330	37	(22)	15	14	0

						$(1,435)	$1,252	$(183)	$303	$(265)

Total Swap Agreements						$(1,972)	$1,192	$(794)	$308	$(280)

(g)	Securities with an aggregate market value of $2,514 and cash of $1,146 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017		$1,246	AUD	1,643	$16	$0
	08/2017	AUD	1,643		$1,246	0	(16)
BOA	07/2017	DKK	3,478		510	0	(24)
	07/2017	EUR	3,936		4,424	0	(71)
	07/2017		$522	DKK	3,452	8	0
	08/2017	JPY	30,000		$270	3	0
	10/2017	DKK	3,452		525	0	(8)
	01/2018		10,180		1,489	0	(91)
BPS	07/2017	BRL	694		210	0	0
	07/2017		$210	BRL	694	0	0
	07/2017		3,834	EUR	3,371	16	0
	07/2017		2,682	JPY	300,300	0	(13)
	07/2017		39	MXN	740	2	0
	08/2017	EUR	3,371		$3,840	0	(16)
	08/2017	JPY	300,300		2,686	12	0
	08/2017	MXN	2,489		125	0	(12)
	10/2017	BRL	16,400		4,820	8	(50)
	10/2017		$2,148	BRL	7,200	0	(13)
	01/2018	BRL	1,010		$280	0	(15)
	03/2018	MXN	9,790		468	0	(52)
	03/2018		$493	MXN	9,790	27	0
	07/2018	BRL	8,800		$2,511	12	0
CBK	07/2017		4,449		1,345	2	0
	07/2017	GBP	13,176		16,953	0	(208)
	07/2017	JPY	1,250,000		11,359	243	0
	07/2017		$1,353	BRL	4,449	0	(10)
	08/2017	CAD	1,253		$916	0	(50)
	08/2017	JPY	400,000		3,603	42	0
	08/2017	MXN	13,252		717	0	(9)
	09/2017		$100	ARS	1,671	0	(3)
	09/2017		670	RUB	38,813	0	(22)
DUB	07/2017	BRL	1,371		$415	1	0
	07/2017		$414	BRL	1,371	0	(1)
	10/2017		2,214		7,400	0	(20)
	01/2018	BRL	10,300		$2,895	0	(115)
	07/2018		8,500		2,431	18	0
FBF	07/2017	CNH	48		7	0	0
	07/2017		$663	INR	43,532	10	0
GLM	07/2017	BRL	2,384		$716	0	(4)
	07/2017	GBP	2,544		3,239	0	(75)
	07/2017	JPY	300,300		2,712	42	0
	07/2017		$721	BRL	2,384	0	(1)
	07/2017		987	EUR	876	14	0
	07/2017		1,244	GBP	973	23	0
	08/2017		712	BRL	2,384	4	0
	10/2017	DKK	2,122		$308	0	(19)
	10/2017	RUB	38,609		659	18	0
	10/2017		$1,104	BRL	3,700	0	(7)
	01/2018	MXN	1,371		$67	0	(7)
HUS	07/2017		$576	GBP	446	5	0
	08/2017		377		290	1	0
	10/2017	DKK	1,020		$156	0	(1)
	10/2017		$3,435	BRL	11,500	0	(26)
	07/2018	BRL	3,000		$856	5	0
JPM	07/2017	AUD	1,643		1,215	0	(48)
	07/2017	EUR	311		348	0	(7)
	07/2017	NZD	1,960		1,386	0	(51)
	07/2017		$1,198	GBP	928	10	0
	10/2017	BRL	15,800		$4,647	0	(37)
	10/2017	DKK	1,040		159	0	(1)
	01/2018	BRL	2,090		578	0	(33)
MSB	09/2017		$230	ARS	3,843	0	(7)
NGF	07/2017	MXN	740		$36	0	(4)
	08/2017		1,120		55	0	(7)
	11/2017		2,940		143	0	(16)
	01/2018	BRL	5,700		1,589	0	(77)
SOG	08/2017	MXN	15,140		779	0	(50)
UAG	07/2017		$17,516	GBP	13,667	285	0
	08/2017	GBP	13,667		$17,531	0	(285)
	08/2017	JPY	210,000		1,891	22	0

Total Forward Foreign Currency Contracts						$849	$(1,582)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$3,800	$381	$82
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,800	381	458
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	13,800	157	219
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	17,200	199	251
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	2,200	220	47
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,200	220	265

							$1,558	$1,322

Total Purchased Options							$1,558	$1,322

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC GBP versus USD	$1.265	07/05/2017	GBP	700	$(4)	$0
MSB	Put - OTC GBP versus USD	1.266	07/06/2017		600	(4)	0

						$(8)	$0

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	93,600	$(834)	$0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		600	(6)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	9,000	(409)	(105)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	4,100	(30)	(1)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		300	(2)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		29,800	(337)	(124)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		13,300	(246)	(74)

							$(1,864)	$(304)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$3,300	$(28)	$(1)
	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	3,300	(29)	(33)

							$(57)	$(34)

Total Written Options							$(1,929)	$(338)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.364%	$1,000	$(7)	$18	$11	$0
CBK	Brazil Government International Bond	1.000	06/20/2021	1.885	200	(14)	7	0	(7)
	Mexico Government International Bond	1.000	06/20/2021	0.837	200	(4)	5	1	0
DUB	Brazil Government International Bond	1.000	06/20/2021	1.885	300	(21)	11	0	(10)
	Mexico Government International Bond	1.000	06/20/2021	0.837	2,300	(48)	63	15	0
HUS	Brazil Government International Bond	1.000	06/20/2022	2.376	200	(12)	0	0	(12)
	Mexico Government International Bond	1.000	06/20/2021	0.837	700	(14)	19	5	0
NGF	Russia Government International Bond	1.000	06/20/2021	1.333	500	(25)	19	0	(6)

						$(145)	$142	$32	$(35)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	CPURNSA	2.500%	07/15/2022	$900	$6	$(97)	$0	$(91)
	Pay	CPURNSA	2.560	05/08/2023	1,700	0	(176)	0	(176)
GLM	Pay	CPURNSA	2.060	05/12/2025	22,700	0	338	338	0
MYC	Pay	CPURNSA	1.805	09/20/2026	300	0	(7)	0	(7)

						$6	$58	$338	$(274)

Total Swap Agreements						$(139)	$200	$370	$(309)

(i)	Securities with an aggregate market value of $572 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,627	$0	$8,627
Industrials	0	4,188	0	4,188
Utilities	0	3,395	0	3,395
U.S. Government Agencies	0	6,013	0	6,013
U.S. Treasury Obligations	0	347,076	0	347,076
Non-Agency Mortgage-Backed Securities	0	4,423	0	4,423
Asset-Backed Securities	0	6,433	0	6,433
Sovereign Issues	0	37,546	0	37,546
Short-Term Instruments
Repurchase Agreements	0	538	0	538
Argentina Treasury Bills	0	893	0	893
Japan Treasury Bills	0	16,804	0	16,804
Mexico Treasury Bills	0	564	0	564
	$0	$436,500	$0	$436,500

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,593	$0	$0	$1,593

Total Investments	$1,593	$436,500	$0	$438,093

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,644)	$0	$(5,644)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	297	308	0	605
Over the counter	0	2,541	0	2,541
	$297	$2,849	$0	$3,146

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(43)	(367)	0	(410)
Over the counter	0	(2,229)	0	(2,229)

	$(43)	$(2,596)	$0	$(2,639)

Total Financial Derivative Instruments	$254	$253	$0	$507

Totals	$1,847	$431,109	$0	$432,956

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Valeant Pharmaceuticals International, Inc.
5.830% due 04/01/2022		$22	$23

Total Loan Participations and Assignments (Cost $21)			23

CORPORATE BONDS & NOTES 5.3%
BANKING & FINANCE 4.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		600	617
Air Lease Corp.
4.750% due 03/01/2020		300	319
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	500	619
Ally Financial, Inc.
3.250% due 09/29/2017		$100	100
3.250% due 02/13/2018		5,600	5,649
3.500% due 01/27/2019		500	508
3.600% due 05/21/2018		7,000	7,096
3.750% due 11/18/2019		200	205
6.250% due 12/01/2017		6,300	6,417
American Tower Corp.
2.800% due 06/01/2020		875	887
3.450% due 09/15/2021		200	206
Bank of America N.A.
1.750% due 06/05/2018		49,725	49,798
Bear Stearns Cos. LLC
7.250% due 02/01/2018		6,550	6,756
BRFkredit A/S
2.000% due 10/01/2017	DKK	57,700	8,914
2.500% due 10/01/2047		10,955	1,714
4.000% due 01/01/2018		29,800	4,681
Corp. Andina de Fomento
3.950% due 10/15/2021 (c)	MXN	119,817	6,547
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$11,300	11,753
Deutsche Bank AG
4.250% due 10/14/2021		49,600	51,985
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		200	201
2.943% due 01/08/2019		200	203
General Motors Financial Co., Inc.
2.350% due 10/04/2019		700	700
2.569% due 10/04/2019		100	101
3.100% due 01/15/2019		1,400	1,420
3.218% due 01/15/2019		300	306
Goldman Sachs Group, Inc.
2.446% due 09/15/2020		47,900	48,745
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	400	693
ING Bank NV
2.625% due 12/05/2022		$14,400	14,533
International Lease Finance Corp.
3.875% due 04/15/2018		100	102
6.250% due 05/15/2019		600	644
7.125% due 09/01/2018		21,600	22,867
8.250% due 12/15/2020		700	826
8.875% due 09/01/2017		100	101
Intesa Sanpaolo SpA
6.500% due 02/24/2021		1,900	2,130
LeasePlan Corp. NV
2.875% due 01/22/2019		500	502
MetLife, Inc.
6.817% due 08/15/2018		1,100	1,162
Navient Corp.
4.625% due 09/25/2017		400	402
4.875% due 06/17/2019		700	730
5.500% due 01/15/2019		12,875	13,438
5.875% due 03/25/2021		200	212
8.000% due 03/25/2020		200	224
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	45,400	7,009
2.000% due 10/01/2017		84,400	13,038
2.000% due 01/01/2018		5,200	811
2.500% due 10/01/2047		17,669	2,768

Nykredit Realkredit A/S
1.000% due 07/01/2017		35,300	5,422
1.000% due 10/01/2017		173,000	26,705
2.000% due 10/01/2017		72,000	11,122
2.000% due 04/01/2018		76,900	12,036
2.500% due 10/01/2047		78,617	12,260
4.000% due 01/01/2018		2,300	361
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$1,300	1,370
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	66,900	10,358
1.000% due 04/01/2018		87,800	13,638
2.000% due 01/01/2018		29,400	4,571
2.500% due 10/01/2047		61,293	9,572
Santander Holdings USA, Inc.
2.642% due 11/24/2017		$2,300	2,309
Springleaf Finance Corp.
5.250% due 12/15/2019		1,400	1,460
Synchrony Financial
2.580% due 11/09/2017		3,300	3,311
UBS AG
1.539% due 12/07/2018		30,100	30,119
1.799% due 06/08/2020		30,800	30,863

			474,116

INDUSTRIALS 0.4%
Actavis, Inc.
3.250% due 10/01/2022		300	307
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,100	3,758
7.750% due 05/15/2022		$800	850
AP Moller - Maersk A/S
2.550% due 09/22/2019		200	201
BAT International Finance PLC
2.750% due 06/15/2020		200	203
Baxalta, Inc.
2.875% due 06/23/2020		400	407
Celgene Corp.
2.300% due 08/15/2018		800	805
Cox Communications, Inc.
9.375% due 01/15/2019		400	441
D.R. Horton, Inc.
3.750% due 03/01/2019		200	205
Daimler Finance North America LLC
2.250% due 09/03/2019		500	502
Dell International LLC
3.480% due 06/01/2019		1,600	1,638
Deutsche Telekom International Finance BV
1.500% due 09/19/2019		200	197
DISH DBS Corp.
4.625% due 07/15/2017		200	200
7.875% due 09/01/2019		100	110
eBay, Inc.
2.093% due 01/30/2023		3,500	3,521
2.750% due 01/30/2023		5,200	5,157
EMD Finance LLC
2.400% due 03/19/2020		200	201
ERAC USA Finance LLC
2.800% due 11/01/2018		200	202
5.250% due 10/01/2020		100	109
Forest Laboratories LLC
5.000% due 12/15/2021		2,400	2,623
General Motors Co.
3.500% due 10/02/2018		500	509
Harley-Davidson Funding Corp.
6.800% due 06/15/2018		200	210
Imperial Brands Finance PLC
2.950% due 07/21/2020		700	712
Japan Tobacco, Inc.
2.100% due 07/23/2018		200	201
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		500	552
Kinder Morgan, Inc.
7.250% due 06/01/2018		1,500	1,571
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		400	390
Regency Energy Partners LP
5.750% due 09/01/2020		300	325
Ryder System, Inc.
2.450% due 09/03/2019		500	505
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		300	327
Sky PLC
2.625% due 09/16/2019		600	604

Sprint Spectrum Co. LLC
3.360% due 03/20/2023		300	303
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		200	200
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		400	393
Time Warner Cable LLC
5.000% due 02/01/2020		1,200	1,281
8.250% due 04/01/2019		500	552
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		200	210
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,376	2,745
Viacom, Inc.
2.750% due 12/15/2019		43	44
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		4,281	4,287
2.450% due 11/20/2019		1,500	1,509
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		2,700	2,705

			41,772

UTILITIES 0.8%
AT&T, Inc.
1.808% due 01/15/2020		13,550	13,625
2.023% due 07/15/2021		32,400	32,755
Enable Midstream Partners LP
2.400% due 05/15/2019		200	199
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		200	212
NextEra Energy Capital Holdings, Inc.
6.000% due 03/01/2019		800	851
Petrobras Global Finance BV
4.375% due 05/20/2023		1,900	1,796
5.375% due 01/27/2021		7,142	7,279
6.250% due 12/14/2026	GBP	1,200	1,594
6.625% due 01/16/2034		100	127
7.375% due 01/17/2027		$16,700	17,710
8.375% due 05/23/2021		17,800	19,970
8.750% due 05/23/2026		100	115
Plains All American Pipeline LP
2.600% due 12/15/2019		300	301
Vodafone Group PLC
4.625% due 07/15/2018		400	412

			96,946

Total Corporate Bonds & Notes (Cost $602,075)			612,834

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
1.120% due 12/25/2036		153	151
1.276% due 07/25/2037		627	616
1.346% due 03/25/2036		276	263
1.566% due 07/25/2037 - 05/25/2042		286	287
1.656% due 05/25/2036		77	77
1.661% due 02/25/2037		590	590
1.892% due 06/01/2043 - 10/01/2044		1,138	1,156
2.275% due 02/01/2032		5	5
2.340% due 11/01/2033		20	21
2.342% due 04/01/2032		23	24
2.393% due 10/01/2033		3	3
2.443% due 02/01/2034		16	17
2.643% due 04/01/2033		251	266
2.677% due 04/01/2027		39	40
2.822% due 09/01/2034		13	14
3.129% due 05/25/2035		25	27
3.383% due 05/01/2035		194	205
3.585% due 05/01/2036		26	27
3.985% due 04/01/2035		109	115
4.295% due 12/01/2036		69	73
4.748% due 09/01/2034		38	41
6.500% due 06/25/2028		38	43
Fannie Mae, TBA
3.000% due 08/01/2047		8,450	8,424
3.500% due 08/01/2032 - 09/01/2047		30,900	31,935
Freddie Mac
1.256% due 12/25/2036		369	368
1.429% due 01/15/2037		9	9
1.476% due 08/25/2031		225	221
1.496% due 09/25/2031		523	517
1.892% due 02/25/2045		924	924
2.092% due 07/25/2044		187	189
2.739% due 09/01/2036		122	128
2.819% due 01/01/2034		267	284

2.937% due 10/01/2036	58	61
3.034% due 07/01/2036	110	115
3.384% due 01/01/2034	276	292
3.445% due 06/01/2033	169	179
4.500% due 07/15/2020	441	451
6.500% due 01/25/2028	16	18
7.000% due 10/15/2030	40	46
Ginnie Mae
1.572% due 06/16/2031 - 03/16/2032	33	33
1.864% due 01/20/2060	28,614	28,851
2.125% due 07/20/2035	23	24
2.250% due 12/20/2035	597	620
Small Business Administration
5.902% due 02/10/2018	314	321

Total U.S. Government Agencies (Cost $78,015)		78,071

U.S. TREASURY OBLIGATIONS 109.5%
U.S. Treasury Bonds
3.000% due 02/15/2047 (f)	69,355	71,682
3.000% due 05/15/2047 (f)	51,530	53,282
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018	174,226	173,661
0.125% due 04/15/2019	31,099	31,124
0.125% due 04/15/2020 (f)(h)	846,516	848,041
0.125% due 04/15/2021 (f)(h)(j)	511,689	511,065
0.125% due 01/15/2022 (f)(h)(j)	28,390	28,360
0.125% due 04/15/2022 (f)(j)	194,743	193,872
0.125% due 07/15/2022 (f)	1,053,804	1,052,917
0.125% due 01/15/2023 (f)	515,060	510,550
0.125% due 07/15/2024 (f)	476,965	468,675
0.125% due 07/15/2026	229,330	221,299
0.250% due 01/15/2025 (f)(j)	431,052	423,541
0.375% due 07/15/2023 (f)	458,119	461,293
0.375% due 07/15/2025 (j)	180,094	178,809
0.375% due 01/15/2027	103,602	101,794
0.625% due 07/15/2021 (f)	579,995	594,662
0.625% due 01/15/2024	234,194	237,611
0.625% due 01/15/2026 (f)	761,807	766,969
0.625% due 02/15/2043 (j)	45,842	42,249
0.750% due 02/15/2042	102,682	97,868
0.750% due 02/15/2045	132,182	124,196
0.875% due 02/15/2047	92,511	89,873
1.000% due 02/15/2046	213,365	213,417
1.250% due 07/15/2020 (f)(h)(j)	257,062	268,024
1.375% due 07/15/2018 (h)(j)	6,827	6,938
1.375% due 01/15/2020 (h)	227,038	235,436
1.375% due 02/15/2044 (f)	413,695	450,652
1.625% due 01/15/2018 (f)(h)(j)	11,048	11,102
1.750% due 01/15/2028	220,267	245,680
1.875% due 07/15/2019 (h)(j)	13,261	13,829
2.000% due 01/15/2026	107,129	120,109
2.125% due 01/15/2019 (h)(j)	12,812	13,233
2.125% due 02/15/2040 (f)	118,850	148,011
2.125% due 02/15/2041 (j)	32,028	40,070
2.375% due 01/15/2025 (f)	662,246	754,691
2.375% due 01/15/2027	99,942	116,525
2.500% due 01/15/2029 (f)(j)	400,656	482,130
3.375% due 04/15/2032 (j)	138	189
3.625% due 04/15/2028 (f)	976,166	1,276,201
3.875% due 04/15/2029	340,222	462,306
U.S. Treasury Notes
1.875% due 02/28/2022 (f)	131,400	131,562
1.875% due 04/30/2022 (f)	1,200	1,200
2.000% due 11/15/2026 (f)	6,095	5,945
2.750% due 02/15/2024 (f)	427,100	444,300

Total U.S. Treasury Obligations (Cost $12,775,584)		12,724,943

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Adjustable Rate Mortgage Trust
3.470% due 10/25/2035 ^	865	789
3.815% due 08/25/2035	903	877
Alliance Bancorp Trust
1.456% due 07/25/2037	7,082	5,974
Ally Financial, Inc.
2.500% due 12/15/2017 (d)	32,100	32,003
American Home Mortgage Assets Trust
1.406% due 05/25/2046 ^	673	534
1.426% due 10/25/2046	9,093	6,836
American Home Mortgage Investment Trust
2.914% due 09/25/2045	768	766
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	123	124
Banc of America Funding Trust
3.559% due 01/20/2047 ^	320	302

5.753% due 10/25/2036 ^	281	268
5.837% due 01/25/2037 ^	223	196
5.888% due 04/25/2037 ^	189	165
Banc of America Mortgage Trust
3.403% due 11/25/2035 ^	1,223	1,144
3.447% due 07/25/2035 ^	814	763
3.606% due 12/25/2034	744	747
BCAP LLC Trust
1.386% due 01/25/2037 ^	1,985	1,740
3.207% due 04/26/2036	4,849	3,930
Bear Stearns Adjustable Rate Mortgage Trust
2.754% due 11/25/2030	88	85
3.191% due 10/25/2035	1,229	1,225
3.282% due 02/25/2036 ^	417	413
3.432% due 01/25/2034	949	957
3.565% due 01/25/2034	278	283
3.621% due 07/25/2036 ^	2,396	2,275
3.623% due 11/25/2034	154	155
3.656% due 05/25/2047 ^	1,562	1,492
3.680% due 02/25/2034	1,079	1,100
Bear Stearns ALT-A Trust
3.254% due 11/25/2036	1,449	1,310
3.361% due 09/25/2035	105	90
3.365% due 08/25/2036 ^	462	356
3.444% due 08/25/2036 ^	543	418
3.475% due 05/25/2035	71	72
Chase Mortgage Finance Trust
3.151% due 12/25/2035 ^	1,051	1,024
3.445% due 02/25/2037	88	89
3.458% due 02/25/2037	120	120
ChaseFlex Trust
1.716% due 06/25/2035	373	240
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.449% due 07/25/2036	487	441
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033	620	621
Citigroup Mortgage Loan Trust, Inc.
2.830% due 09/25/2035	405	396
3.111% due 07/25/2046 ^	1,201	1,036
3.430% due 05/25/2035	419	419
3.573% due 03/25/2034	148	148
3.667% due 09/25/2037 ^	525	480
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	630	629
Countrywide Alternative Loan Trust
1.326% due 06/25/2046	1,647	1,536
1.386% due 01/25/2037 ^	282	265
1.392% due 02/20/2047 ^	105	83
1.407% due 12/20/2046 ^	6,273	5,102
1.422% due 03/20/2046	249	213
1.422% due 07/20/2046 ^	6,062	3,739
1.532% due 11/20/2035	749	642
1.732% due 12/25/2035	1,196	1,096
1.916% due 10/25/2035 ^	190	160
3.545% due 02/25/2037 ^	4,631	4,263
5.500% due 11/25/2035	62	60
6.000% due 01/25/2037 ^	2,798	2,493
6.000% due 02/25/2037 ^	103	73
6.500% due 08/25/2032	568	566
Countrywide Home Loan Mortgage Pass-Through Trust
1.796% due 04/25/2035	569	540
3.012% due 01/20/2035	162	162
3.074% due 04/20/2035	144	144
3.121% due 01/20/2035	99	100
3.123% due 11/25/2034	17	17
3.155% due 02/20/2036 ^	135	113
3.183% due 04/20/2036 ^	242	222
3.185% due 03/25/2037 ^	311	259
3.252% due 11/20/2034	250	249
3.362% due 02/25/2047 ^	352	306
3.365% due 04/25/2035 ^	592	529
3.528% due 11/19/2033	57	56
5.500% due 11/25/2035 ^	216	193
5.500% due 04/25/2038	587	600
6.000% due 04/25/2036	2,252	2,018
Credit Suisse First Boston Mortgage Securities Corp.
2.989% due 07/25/2033	11	11
3.313% due 04/25/2034	81	81
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	500	267
Deutsche ALT-A Securities, Inc.
3.079% due 10/25/2035	181	152
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.366% due 06/26/2035	183	183
First Horizon Alternative Mortgage Securities Trust
3.003% due 09/25/2034	329	323

3.129% due 06/25/2034		563	554
6.000% due 02/25/2037		1,271	1,049
6.250% due 08/25/2037 ^		302	238
First Horizon Mortgage Pass-Through Trust
3.142% due 08/25/2035		803	698
GreenPoint Mortgage Funding Trust
1.656% due 06/25/2045		961	876
Grifonas Finance PLC
0.042% due 08/28/2039	EUR	236	231
GSR Mortgage Loan Trust
3.152% due 11/25/2035		$88	87
3.228% due 11/25/2035 ^		1,217	1,126
3.279% due 11/25/2035		923	937
3.337% due 04/25/2035		129	129
3.525% due 07/25/2035		555	558
HarborView Mortgage Loan Trust
1.404% due 07/21/2036		700	613
1.449% due 03/19/2036		1,087	849
1.459% due 01/19/2036		2,212	1,761
1.519% due 11/19/2035		1,335	1,247
1.552% due 06/20/2035		326	319
1.649% due 05/19/2035		11	10
3.274% due 04/19/2034		164	163
3.406% due 01/19/2035		734	724
HomeBanc Mortgage Trust
3.242% due 04/25/2037 ^		1,356	1,110
Impac CMB Trust
2.116% due 10/25/2033		210	204
IndyMac Mortgage Loan Trust
1.416% due 06/25/2046		2,703	2,360
1.516% due 11/25/2035 ^		252	175
1.516% due 06/25/2037 ^		450	259
3.079% due 12/25/2034		136	130
3.177% due 08/25/2036		631	606
3.196% due 08/25/2035		266	222
3.196% due 08/25/2035 ^		212	177
3.266% due 06/25/2036		389	373
3.280% due 01/25/2036 ^		283	238
3.285% due 10/25/2035		211	176
3.290% due 10/25/2034		654	654
3.522% due 11/25/2035 ^		512	487
3.686% due 11/25/2035 ^		39	37
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		223	185
JPMorgan Mortgage Trust
3.047% due 10/25/2035 ^		183	159
3.075% due 11/25/2035		418	401
3.275% due 08/25/2035		540	541
3.355% due 06/25/2036		52	47
3.373% due 08/25/2035		542	544
3.411% due 07/25/2035		924	925
3.455% due 04/25/2035		65	65
3.478% due 06/25/2035		58	58
3.576% due 07/25/2035		214	216
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		6,800	6,843
Luminent Mortgage Trust
1.204% due 12/25/2036 ^		1,163	1,042
Marche Mutui SRL
0.062% due 02/25/2055	EUR	105	120
1.921% due 01/27/2064		1,767	2,025
MASTR Adjustable Rate Mortgages Trust
1.426% due 04/25/2046		$2,517	1,901
3.159% due 12/25/2033		1,537	1,500
3.190% due 11/21/2034		580	595
3.305% due 12/25/2033		70	70
MASTR Alternative Loan Trust
1.616% due 03/25/2036		1,027	233
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.859% due 11/15/2031		124	117
1.899% due 09/15/2030		58	57
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.599% due 12/15/2030		227	221
1.639% due 06/15/2030		124	119
2.019% due 08/15/2032		269	259
2.610% due 10/20/2029		86	86
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035		756	709
1.928% due 03/25/2030		49	48
2.051% due 10/25/2035		684	656
2.128% due 11/25/2029		31	30
2.710% due 10/25/2035		531	535
2.981% due 02/25/2035		541	534
3.073% due 12/25/2035		182	168
3.076% due 12/25/2034		688	692
3.083% due 02/25/2033		1,553	1,505

3.182% due 05/25/2036		542	529
3.297% due 02/25/2034		1,888	1,889
3.460% due 09/25/2035 ^		239	217
3.635% due 06/25/2037		519	518
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,076	2,078
New York Mortgage Trust
3.583% due 05/25/2036 ^		376	360
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.696% due 02/25/2036 ^		168	142
5.820% due 03/25/2047		463	461
6.138% due 03/25/2047		429	427
Provident Funding Mortgage Loan Trust
3.119% due 08/25/2033		810	813
3.262% due 04/25/2034		31	31
Residential Accredit Loans, Inc. Trust
1.396% due 06/25/2046		3,422	1,510
1.496% due 12/25/2045		1,616	1,276
1.516% due 08/25/2035		117	96
2.092% due 09/25/2045		160	141
4.336% due 09/25/2035 ^		279	236
6.000% due 10/25/2034		91	95
Residential Asset Securitization Trust
1.616% due 05/25/2035		8,937	7,295
1.616% due 01/25/2046 ^		82	39
5.000% due 08/25/2019		48	48
5.500% due 06/25/2033		155	156
6.250% due 10/25/2036 ^		1,130	1,026
Sequoia Mortgage Trust
1.412% due 07/20/2036		1,851	1,774
1.898% due 05/20/2034		767	741
1.909% due 10/19/2026		40	39
1.972% due 10/20/2027		58	55
2.012% due 10/20/2027		112	110
2.112% due 12/20/2032		124	120
Structured Adjustable Rate Mortgage Loan Trust
1.536% due 10/25/2035		929	857
2.132% due 01/25/2035		29	27
2.915% due 10/25/2037 ^		345	296
3.105% due 05/25/2036 ^		564	525
3.129% due 11/25/2035 ^		223	179
3.165% due 09/25/2036 ^		1,039	782
3.331% due 09/25/2035		1,015	907
3.336% due 08/25/2035		157	157
3.350% due 09/25/2034		20	20
3.396% due 02/25/2034		429	433
3.449% due 04/25/2034		12	13
Structured Asset Mortgage Investments Trust
1.346% due 03/25/2037		235	175
1.426% due 04/25/2036		1,140	1,034
1.426% due 05/25/2036		4,491	3,548
1.459% due 07/19/2035		1,068	1,040
1.526% due 12/25/2035 ^		391	336
1.869% due 09/19/2032		223	218
1.869% due 10/19/2034		99	96
1.909% due 03/19/2034		279	273
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.435% due 01/25/2034		29	29
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		1,230	139
Trinity Square PLC
1.486% due 07/15/2051	GBP	22,173	29,283
WaMu Mortgage Pass-Through Certificates Trust
1.432% due 03/25/2047 ^		$6,730	5,806
1.502% due 05/25/2047		966	878
1.506% due 07/25/2045		34	33
1.512% due 12/25/2046 ^		3,352	2,938
1.616% due 10/25/2044		431	412
1.712% due 06/25/2046		119	115
1.732% due 02/25/2046		902	883
1.766% due 07/25/2044		2,172	2,113
1.895% due 02/27/2034		977	966
1.896% due 01/25/2045		1,373	1,355
1.932% due 11/25/2042		59	56
2.132% due 06/25/2042		151	146
2.567% due 01/25/2037 ^		1,858	1,682
2.763% due 04/25/2037 ^		1,299	1,151
2.778% due 12/25/2036 ^		1,210	1,127
2.808% due 09/25/2035		464	480
2.852% due 05/25/2037 ^		2,454	2,017
2.880% due 12/25/2035		58	57
2.925% due 08/25/2036 ^		236	217
2.996% due 02/25/2037 ^		2,850	2,611
3.033% due 03/25/2035		158	160
3.061% due 12/25/2035		650	603
3.064% due 06/25/2033		567	576

3.137% due 03/25/2034		113	115
3.141% due 02/25/2037 ^		545	518
Washington Mutual Mortgage Pass-Through Certificates Trust
1.702% due 05/25/2046		1,951	1,612
6.500% due 08/25/2035		348	299
Wells Fargo Mortgage-Backed Securities Trust
3.034% due 03/25/2036		156	158
3.045% due 06/25/2035		148	149
3.063% due 10/25/2036		58	55
3.082% due 01/25/2035		378	372
3.090% due 10/25/2035		1,110	1,090
3.111% due 01/25/2035		837	859
3.152% due 06/25/2035		28	29
3.174% due 04/25/2036		304	299
3.195% due 04/25/2036		439	437
3.336% due 03/25/2035		332	336
6.000% due 08/25/2036		1,388	1,378

Total Non-Agency Mortgage-Backed Securities (Cost $224,724)			239,108

ASSET-BACKED SECURITIES 3.3%
ACE Securities Corp. Home Equity Loan Trust
3.016% due 10/25/2032		75	75
Alpstar CLO PLC
0.080% due 05/15/2024	EUR	1,262	1,445
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.836% due 05/25/2035		$1,800	1,678
Ares CLO Ltd.
2.380% due 08/28/2025		5,200	5,212
Argent Mortgage Loan Trust
1.696% due 05/25/2035		2,834	2,565
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.576% due 10/25/2035		1,916	1,913
Atlas Senior Loan Fund Ltd.
2.400% due 01/30/2024		7,901	7,914
Avoca CLO PLC
0.119% due 05/16/2024	EUR	52	60
Bear Stearns Asset-Backed Securities Trust
1.326% due 04/25/2031		$313	335
Cadogan Square CLO BV
0.000% due 07/24/2023	EUR	508	581
0.409% due 07/24/2023		500	567
CELF Low Levered Partners PLC
0.000% due 03/04/2024		230	263
Citigroup Mortgage Loan Trust, Inc.
1.436% due 08/25/2036		$1,250	1,218
1.446% due 12/25/2036		4,749	3,159
1.546% due 10/25/2036		17,188	14,506
Cordatus CLO PLC
0.000% due 07/25/2024	EUR	2,936	3,356
0.758% due 01/30/2024	GBP	610	797
0.759% due 07/25/2024		1,450	1,890
Countrywide Asset-Backed Certificates
1.466% due 03/25/2037		$10,300	9,372
4.741% due 04/25/2036		854	794
Countrywide Asset-Backed Certificates Trust
1.366% due 02/25/2037		738	731
1.836% due 08/25/2035		813	816
1.996% due 11/25/2034		912	906
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		12,658	12,698
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		237	119
CVP Cascade CLO Ltd.
2.308% due 01/16/2026		5,100	5,102
Eaton Vance CDO PLC
1.412% due 02/22/2027		1,788	1,788
1.472% due 02/22/2027		1,499	1,499
Equity One Mortgage Pass-Through Trust
1.816% due 04/25/2034		142	122
Finn Square CLO Ltd.
2.506% due 12/24/2023		3,378	3,382
First Franklin Mortgage Loan Trust
1.686% due 11/25/2036		14,950	13,160
1.936% due 05/25/2035		765	766
Fremont Home Loan Trust
1.351% due 10/25/2036		3,914	3,556
GSAMP Trust
1.586% due 03/25/2047		3,000	1,905
2.191% due 03/25/2035 ^		5,157	4,277
Highlander Euro CDO BV
0.000% due 05/01/2023	EUR	772	883
HSI Asset Securitization Corp. Trust
1.486% due 02/25/2036		$2,300	2,183
IndyMac Mortgage Loan Trust
1.286% due 07/25/2036		5,311	2,494

Jubilee CDO BV
0.000% due 07/30/2024	EUR	1,432	1,635
LCM LP
2.418% due 10/19/2022		$6,672	6,688
Lehman XS Trust
1.376% due 05/25/2036		6,965	6,813
2.016% due 10/25/2035		765	751
4.755% due 06/25/2036		5,293	5,259
Long Beach Mortgage Loan Trust
1.951% due 08/25/2035		100	96
2.011% due 02/25/2035		291	292
Merrill Lynch Mortgage Investors Trust
1.296% due 09/25/2037		132	49
1.336% due 02/25/2037		144	70
Morgan Stanley Dean Witter Capital, Inc. Trust
2.566% due 02/25/2033		908	905
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		314	220
5.750% due 04/25/2037 ^		175	128
6.000% due 07/25/2047 ^		193	157
Navient Student Loan Trust
2.366% due 03/25/2066		19,247	19,475
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.506% due 03/25/2036		4,100	3,522
NovaStar Mortgage Funding Trust
1.386% due 11/25/2036		1,750	825
1.686% due 01/25/2036		2,200	2,065
2.296% due 06/25/2035		2,517	2,471
OneMain Financial Issuance Trust
2.470% due 09/18/2024		1,328	1,331
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.706% due 09/25/2035		3,800	3,722
2.191% due 10/25/2034		1,089	1,096
2.206% due 09/25/2034		881	874
2.266% due 10/25/2034		4,900	4,695
PDM CLO BV
0.510% due 02/14/2023	EUR	219	251
Popular ABS Mortgage Pass-Through Trust
1.906% due 06/25/2035		$626	523
Renaissance Home Equity Loan Trust
1.716% due 12/25/2033		533	526
2.316% due 09/25/2037		39,045	22,284
Residential Asset Mortgage Products Trust
1.396% due 08/25/2046		425	425
Residential Asset Securities Corp. Trust
1.456% due 08/25/2036		4,700	3,565
Residential Mortgage Loan Trust
2.716% due 09/25/2029		11	11
Saxon Asset Securities Trust
1.936% due 05/25/2035		500	388
SLM Private Education Loan Trust
4.409% due 05/16/2044		2,338	2,425
SLM Student Loan Trust
0.000% due 06/17/2024	EUR	679	772
2.056% due 07/25/2023		$10,582	10,617
2.656% due 04/25/2023		101,919	104,184
South Carolina Student Loan Corp.
1.952% due 03/02/2020		2,918	2,920
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		230	231
Structured Asset Investment Loan Trust
1.436% due 12/25/2035		835	823
1.576% due 10/25/2035		369	369
1.921% due 03/25/2034		420	409
Structured Asset Securities Corp. Mortgage Loan Trust
1.596% due 10/25/2036		1,700	1,470
2.551% due 04/25/2035		206	197
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026		13,700	13,727
Symphony CLO LP
2.255% due 01/09/2023		2,229	2,234
Symphony CLO Ltd.
2.188% due 10/15/2025		16,800	16,781
2.338% due 10/17/2026		3,900	3,908
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		4,787	4,809
Venture CDO Ltd.
1.386% due 01/20/2022		406	404
VOLT LLC
3.500% due 03/25/2047		3,182	3,195
3.875% due 04/25/2055		197	197
Voya CLO Ltd.
2.458% due 10/15/2022		3,019	3,016
2.478% due 10/15/2022		1,847	1,849
Wells Fargo Home Equity Asset-Backed Securities Trust
2.816% due 12/25/2034		400	378

Wood Street CLO BV
0.748% due 09/14/2023	GBP	1,167	1,522

Total Asset-Backed Securities (Cost $373,179)			381,636

SOVEREIGN ISSUES 7.8%
Argentine Government International Bond
6.875% due 01/26/2027		$33,300	34,515
Autonomous Community of Catalonia
4.950% due 02/11/2020 (f)	EUR	11,900	14,586
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (b)	BRL	33,690	9,937
0.000% due 01/01/2018 (b)		787,195	227,709
0.000% due 04/01/2018 (b)		11,700	3,318
0.000% due 07/01/2018 (b)		1,016,300	282,263
Canada Government International Bond
4.250% due 12/01/2026 (c)	CAD	31,181	32,757
Japan Government International Bond
0.100% due 03/10/2024 (c)	JPY	1,282,500	11,824
0.100% due 03/10/2027 (c)		8,248,106	76,926
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	962	58
4.750% due 06/14/2018		334,727	18,093
7.750% due 05/29/2031		209,076	12,346
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	98,421	73,267
3.000% due 09/20/2030 (c)		19,160	15,779
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,140,000	10,098
4.500% due 07/03/2017		480,000	4,284
United Kingdom Gilt
0.125% due 03/22/2044 (c)	GBP	7,769	15,690
0.125% due 03/22/2046 (c)		14,461	30,012
0.125% due 11/22/2065 (c)		11,065	31,957
1.500% due 07/22/2047		2,050	2,450
3.250% due 01/22/2044		2,690	4,479

Total Sovereign Issues (Cost $919,113)			912,348

SHORT-TERM INSTRUMENTS 7.5%
CERTIFICATES OF DEPOSIT 3.0%
Barclays Bank PLC
1.710% due 03/16/2018		$32,500	32,495
1.949% due 11/06/2017		29,700	29,767
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		36,800	36,855
Natixis S.A.
1.979% due 09/25/2017		55,500	55,585
Norinchukin Bank
1.871% due 10/10/2017		44,500	44,588
1.871% due 10/11/2017		14,900	14,930
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017		42,300	42,357
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		74,600	74,713
2.012% due 10/06/2017		17,900	17,932

			349,222

REPURCHASE AGREEMENTS (e) 1.5%			169,206

ARGENTINA TREASURY BILLS 0.3%
2.975% due 07/14/2017 - 12/15/2017 (a)(b)		38,300	38,030

JAPAN TREASURY BILLS 2.5%
(0.142)% due 07/10/2017 - 08/07/2017 (a)(b)	JPY	32,380,000	287,895

MEXICO TREASURY BILLS 0.2%
6.825% due 08/17/2017 - 01/04/2018 (a)(b)	MXN	528,489	28,623

U.S. TREASURY BILLS 0.0%
0.947% due 08/31/2017 (a)(b)(f)(j)		$2,150	2,147

Total Short-Term Instruments (Cost $875,907)		875,123

Total Investments in Securities (Cost $15,848,618)		15,824,086

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	2,089,048	20,652

Total Short-Term Instruments (Cost $20,652)		20,652

Total Investments in Affiliates (Cost $20,652)		20,652

Total Investments 136.4% (Cost $15,869,270)		$15,844,738
Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $(1,549))		(11,125)
Other Assets and Liabilities, net (36.3)%		(4,217,136)

Net Assets 100.0%		$11,616,477

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$32,015	$32,003	0.28%

Borrowings and Other Financing Transactions

(e) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	1.350%	06/30/2017	07/03/2017	$164,200	U.S. Treasury Bonds 3.750% due 11/15/2043	$(167,526)	$164,200	$164,218
SSB	0.050	06/30/2017	07/03/2017	5,006	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(5,110)	5,006	5,006

Total Repurchase Agreements						$(172,636)	$169,206	$169,224

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOM	1.010%	04/10/2017	07/06/2017			$(266,563)	$(267,191)
	1.060	05/11/2017	07/12/2017			(132,221)	(132,428)
	1.070	06/13/2017	07/28/2017			(53,205)	(53,236)
	1.140	05/24/2017	07/24/2017			(106,875)	(107,010)
BOS	1.100	07/03/2017	07/10/2017			(10,136)	(10,137)
	1.170	05/11/2017	08/11/2017			(258,192)	(258,637)
	1.200	06/07/2017	07/07/2017			(11,499)	(11,509)
	1.300	06/08/2017	07/10/2017			(87,150)	(87,229)
BSN	0.980	04/04/2017	07/05/2017			(52,750)	(52,879)
	0.980	04/05/2017	07/06/2017			(168,188)	(168,595)
	0.980	04/11/2017	07/05/2017			(18,847)	(18,889)
	0.980	05/19/2017	07/05/2017			(4,804)	(4,810)
	1.000	04/10/2017	07/10/2017			(25,594)	(25,653)
	1.000	04/11/2017	07/10/2017			(24,756)	(24,813)
	1.070	05/03/2017	07/28/2017			(49,350)	(49,439)
	1.300	06/23/2017	07/24/2017			(30,394)	(30,405)
DBL	(0.850)	06/20/2017	TBD	(4)	EUR	(7,117)	(8,127)
GRE	1.150	05/23/2017	07/05/2017			$(16,514)	(16,535)
	1.190	06/01/2017	07/05/2017			(34,393)	(34,429)
IND	1.000	05/09/2017	07/06/2017			(4,675)	(4,682)
	1.010	04/11/2017	07/11/2017			(159,937)	(160,310)
	1.030	05/02/2017	07/03/2017			(5,009)	(5,018)
	1.050	04/28/2017	07/28/2017			(183,019)	(183,371)
	1.050	05/09/2017	07/28/2017			(744)	(745)
	1.050	06/06/2017	07/28/2017			(7,839)	(7,845)
	1.070	05/22/2017	07/03/2017			(25,928)	(25,960)
	1.080	05/08/2017	08/08/2017			(206,440)	(206,787)
	1.080	05/09/2017	08/25/2017			(637)	(639)
	1.080	06/06/2017	08/08/2017			(9,949)	(9,958)
JPS	0.900	06/30/2017	07/03/2017			(164,410)	(164,422)
	0.920	05/22/2017	07/03/2017			(21,715)	(21,738)
	1.070	06/01/2017	07/05/2017			(49,796)	(49,843)
	1.130	05/09/2017	07/10/2017			(72,374)	(72,499)
RDR	1.010	04/11/2017	07/11/2017			(488,326)	(489,463)
	1.010	04/27/2017	07/11/2017			(6,097)	(6,109)
	1.010	05/03/2017	07/11/2017			(3,450)	(3,456)
	1.010	06/14/2017	07/11/2017			(17,808)	(17,818)
	1.020	04/13/2017	07/13/2017			(343,375)	(344,163)
	1.060	05/04/2017	07/07/2017			(170,955)	(171,257)
	1.270	06/08/2017	08/08/2017			(262,500)	(262,732)
SCX	1.040	05/31/2017	08/16/2017			(158,250)	(158,401)
	1.160	05/31/2017	08/21/2017			(64,355)	(64,423)
	1.170	05/24/2017	08/23/2017			(28,070)	(28,107)
	1.170	06/30/2017	08/23/2017			(6,898)	(6,899)
	1.230	05/31/2017	08/31/2017			(193,428)	(193,646)

Total Reverse Repurchase Agreements							$(4,022,242)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (5)
BPG	1.250%	06/08/2017	07/10/2017	$ (60,324)	$(60,376)
	2.680	06/21/2017	07/21/2017	(1,115)	(1,115)
GSC	1.160	06/02/2017	07/05/2017	(130,610)	(130,740)
TDM	1.040	05/04/2017	07/10/2017	(26,505)	(26,551)
UBS	1.200	06/07/2017	08/07/2017	(6,010)	(6,016)
	1.220	06/08/2017	08/08/2017	(1,210)	(1,211)

Total Sale-Buyback Transactions					$(226,009)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Fannie Mae, TBA	4.000%	08/01/2047	$19,000	$(19,991)	$(19,936)

Total Short Sales (0.2)%				$(19,991)	$(19,936)

(f)	Securities with an aggregate market value of $4,224,617 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(3,347,684) at a weighted average interest rate of 1.003%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(38) of deferred price drop.

(g) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$ 98.250	03/19/2018	6,187	$611	$503

Total Purchased Options				$611	$503

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	1,916	$(359)	$(1,505)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/21/2017	1,916	(477)	(85)
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.500	08/25/2017	1,037	(453)	(480)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	1,037	(533)	(204)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	6,187	(723)	(232)

				$(2,545)	$(2,506)

Total Written Options				$(2,545)	$(2,506)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2017	1	$216	$0	$0	$0
U.S. Treasury 10-Year Note September Futures	09/2017	1,358	170,471	(1,204)	0	(382)

				$(1,204)	$0	$(382)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond September Futures	09/2017	43	EUR	(7,292)	$42	$64	$0
Japan Government 10-Year Bond September Futures	09/2017	150	JPY	(200,191)	295	547	0
U.S. Treasury 5-Year Note September Futures	09/2017	5,553		$(654,343)	1,357	954	0
U.S. Treasury 30-Year Bond September Futures	09/2017	1,923		(295,541)	(2,404)	1,081	0
United Kingdom Long Gilt September Futures	09/2017	361	GBP	(59,041)	936	522	0

					$226	$3,168	$0

Total Futures Contracts					$(978)	$3,168	$(382)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022	$	182,930	$(13,096)	$171	$(12,925)	$0	$(420)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	56,300	(981)	(503)	(1,484)	46	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		161,450	(2,866)	(1,183)	(4,049)	156	0

					$(16,943)	$(1,515)	$(18,458)	$202	$(420)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/15/2018		$88,800	$82	$(235)	$(153)	$0	$(8)
Receive	3-Month USD-LIBOR	1.250	06/21/2019		824,500	4,794	938	5,732	349	0
Pay	3-Month USD-LIBOR	1.500	12/21/2021		26,660	(459)	0	(459)	0	(46)
Pay	3-Month USD-LIBOR	1.250	06/21/2022		24,370	985	(163)	822	45	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		108,300	2,377	(917)	1,460	0	(217)
Pay (4)	3-Month USD-LIBOR	2.678	10/25/2023		93,470	0	1,961	1,961	0	(205)
Pay (4)	3-Month USD-LIBOR	2.670	11/19/2023		56,200	0	1,127	1,127	0	(123)
Pay (4)	3-Month USD-LIBOR	2.681	12/12/2023		56,000	0	1,123	1,123	0	(122)
Pay (4)	3-Month USD-LIBOR	2.500	12/19/2023		94,190	(733)	1,813	1,080	0	(205)
Receive (4)	3-Month USD-LIBOR	2.500	02/22/2026		398,790	374	436	810	685	0
Receive (4)	3-Month USD-LIBOR	2.400	03/16/2026		279,600	1,587	298	1,885	471	0
Receive (4)	3-Month USD-LIBOR	2.300	04/21/2026		150,000	1,583	156	1,739	246	0
Receive (4)	3-Month USD-LIBOR	2.300	04/27/2026		186,500	1,981	194	2,175	305	0
Receive (4)	3-Month USD-LIBOR	1.850	07/20/2026		61,300	1,930	56	1,986	92	0
Receive (4)	3-Month USD-LIBOR	1.850	07/27/2026		55,035	1,736	51	1,787	82	0
Receive (4)	3-Month USD-LIBOR	2.000	07/27/2026		368,700	10,114	(579)	9,535	559	0
Pay (4)	3-Month USD-LIBOR	1.950	11/08/2026		93,200	(2,614)	(90)	(2,704)	0	(131)
Pay	3-Month USD-LIBOR	1.750	12/21/2026		84,190	2,757	854	3,611	264	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		1,800	(121)	(8)	(129)	0	(5)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		6,880	(617)	155	(462)	0	(29)
Receive	3-Month USD-LIBOR	1.750	06/21/2047		47,900	(8,873)	362	(8,511)	0	(184)
Receive (4)	3-Month USD-LIBOR	2.969	10/25/2048		22,140	0	(1,609)	(1,609)	111	0
Receive (4)	3-Month USD-LIBOR	2.951	11/19/2048		9,800	0	(669)	(669)	49	0
Receive (4)	3-Month USD-LIBOR	2.953	12/12/2048		9,800	0	(667)	(667)	49	0
Receive (4)	3-Month USD-LIBOR	2.750	12/19/2048		10,810	241	(510)	(269)	51	0
Receive (4)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	51,700	(339)	439	100	297	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		77,860	(5,391)	(1,301)	(6,692)	789	0
Receive (4)	6-Month GBP-LIBOR	1.500	09/20/2027		127,080	(1,832)	(258)	(2,090)	1,638	0
Receive (4)	6-Month GBP-LIBOR	1.750	03/21/2048		83,780	(5,308)	1,890	(3,418)	2,753	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	59,500	(142)	6	(136)	0	(6)
Pay	28-Day MXN-TIIE	7.030	11/10/2021		197,400	(16)	128	112	0	(22)
Pay	28-Day MXN-TIIE	7.388	11/17/2021		100,800	0	136	136	0	(11)
Pay	28-Day MXN-TIIE	7.200	06/05/2024		523,100	5	355	360	0	(145)
Pay	28-Day MXN-TIIE	8.035	12/17/2026		637,700	(63)	2,322	2,259	0	(205)
Pay	28-Day MXN-TIIE	7.733	02/25/2027		335,800	491	283	774	0	(109)
Pay	CPTFEMU	0.580	10/15/2017	EUR	9,500	(29)	54	25	9	0
Pay	CPTFEMU	0.830	05/15/2018		68,070	(333)	(557)	(890)	0	(55)
Pay	CPTFEMU	0.625	09/15/2018		27,600	(75)	213	138	1	0
Pay	CPTFEMU	0.650	10/15/2018		7,200	(20)	59	39	1	0
Pay	CPTFEMU	0.806	04/15/2021		87,090	754	1,375	2,129	142	0
Pay	CPTFEMU	0.875	05/15/2021		52,140	345	843	1,188	87	0
Pay	CPTFEMU	1.165	12/15/2021		7,140	6	8	14	12	0
Pay	CPTFEMU	1.177	05/15/2026		12,130	(320)	37	(283)	0	(38)
Pay	CPTFEMU	1.385	12/15/2026		99,700	(27)	213	186	0	(362)
Pay	CPTFEMU	1.360	06/15/2027		39,600	0	107	107	159	0
Pay	CPURNSA	1.010	10/16/2017		$27,900	286	(27)	259	48	0
Pay	CPURNSA	1.710	04/27/2018		100,800	0	(405)	(405)	74	0
Pay	CPURNSA	1.680	04/28/2018		112,600	0	(409)	(409)	95	0
Pay	CPURNSA	1.580	05/23/2018		14,300	7	(16)	(9)	7	0
Pay	CPURNSA	1.935	04/27/2019		100,800	0	684	684	0	(59)
Pay	CPURNSA	1.793	06/15/2019		30,400	0	0	0	21	0
Pay	CPURNSA	2.027	11/23/2020		47,100	0	(253)	(253)	42	0
Pay	CPURNSA	2.021	11/25/2020		44,600	0	(233)	(233)	39	0
Pay	CPURNSA	1.550	07/26/2021		31,500	1,066	(504)	562	37	0
Pay	CPURNSA	1.603	09/12/2021		25,330	763	(408)	355	41	0
Pay	CPURNSA	1.730	07/26/2026		31,500	(1,689)	770	(919)	0	(30)
Pay	CPURNSA	1.762	08/30/2026		42,770	(2,098)	1,056	(1,042)	0	(57)
Pay	CPURNSA	1.800	09/12/2026		5,000	(190)	82	(108)	0	(7)
Pay	CPURNSA	1.801	09/12/2026		25,330	(1,170)	626	(544)	0	(35)
Pay	CPURNSA	1.805	09/12/2026		25,000	(1,145)	618	(527)	0	(34)
Pay	CPURNSA	1.780	09/15/2026		20,200	(981)	500	(481)	0	(28)
Pay	CPURNSA	1.800	09/21/2026		5,000	(60)	(52)	(112)	0	(7)
Pay	CPURNSA	1.855	09/27/2026		5,000	(30)	(58)	(88)	0	(7)
Pay	CPURNSA	1.945	10/11/2026		2,100	(54)	34	(20)	0	(3)
Pay	FRCPXTOB	0.890	11/15/2018	EUR	10,700	2	(9)	(7)	4	0
Pay	FRCPXTOB	1.438	06/15/2027		39,600	3	(75)	(72)	0	(162)
Pay	UKRPI	3.190	04/15/2030	GBP	21,600	(687)	134	(553)	0	(219)
Pay	UKRPI	3.350	05/15/2030		29,400	(667)	980	313	0	(329)
Pay	UKRPI	3.400	06/15/2030		25,700	(116)	561	445	0	(295)
Pay	UKRPI	3.325	08/15/2030		96,400	(3,769)	2,954	(815)	0	(1,280)
Pay	UKRPI	3.275	09/15/2030		7,300	(374)	214	(160)	0	(92)
Pay	UKRPI	3.300	12/15/2030		600	(28)	11	(17)	0	(8)
Pay	UKRPI	3.100	06/15/2031		29,140	(3,531)	515	(3,016)	27	(379)
Pay	UKRPI	3.530	10/15/2031		15,090	160	(21)	139	0	(21)
Pay	UKRPI	3.358	04/15/2035		16,400	(482)	248	(234)	16	(337)
Pay	UKRPI	3.585	10/15/2046		25,200	(1,282)	(454)	(1,736)	1,127	0
Pay	UKRPI	3.428	03/15/2047		2,470	0	113	113	101	0

						$(11,236)	$17,605	$6,369	$10,925	$(5,617)

Total Swap Agreements						$(28,179)	$16,090	$(12,089)	$11,127	$(6,037)

(h)	Securities with an aggregate market value of $79,777 and cash of $18,262 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	68,828	$	51,215	$0	$(1,686)
	07/2017	$	392	CNH	2,679	3	0
	12/2017	CNH	2,679	$	388	0	(3)
BOA	07/2017	DKK	143,339		21,016	0	(1,001)
	07/2017	EUR	23,267		26,146	0	(429)
	07/2017	$	50,603	DKK	344,168	2,262	0
	08/2017	JPY	460,000	$	4,135	40	0
	08/2017	MXN	20,936		1,102	0	(45)
	08/2017	TRY	11,872		3,125	0	(209)
	08/2017	$	661	MXN	11,968	0	(5)
	10/2017	DKK	137,228	$	20,876	0	(308)
	07/2018	BRL	17,100		5,043	187	0
BPS	07/2017		54,043		16,347	34	0
	07/2017	CAD	48,942		36,368	0	(1,373)
	07/2017	COP	43,263,772		14,636	456	0
	07/2017	GBP	196,991		253,568	0	(3,003)
	07/2017	$	16,336	BRL	54,043	0	(23)
	07/2017		399	DKK	2,645	7	0
	07/2017		27,206	EUR	23,917	111	0
	07/2017		4,962	INR	321,421	3	0
	07/2017		107,167	JPY	11,997,377	0	(500)
	07/2017		1,555	MXN	29,630	77	0
	07/2017		4,940	PHP	249,075	0	(15)
	08/2017	EUR	23,917	$	27,246	0	(110)
	08/2017	JPY	11,997,377		107,293	501	0
	08/2017	$	858	MXN	15,670	1	0
	10/2017	BRL	699,840	$	206,676	378	(1,190)
	10/2017	$	30,783	BRL	103,200	0	(186)
	01/2018	BRL	83,250	$	23,058	0	(1,271)
	01/2018	DKK	2,645		403	0	(7)
	03/2018	MXN	324,420		15,514	0	(1,730)
	03/2018	$	16,353	MXN	324,420	890	0
	04/2018	DKK	164,700	$	24,534	0	(1,168)
	07/2018	BRL	157,800		45,021	214	0
BRC	07/2017	DKK	35,653		5,439	0	(38)
CBK	07/2017	JPY	21,470,000		195,110	4,182	0
	07/2017	$	1,101	EUR	979	17	0
	08/2017	JPY	6,890,000	$	62,064	721	0
	08/2017	$	127	MXN	2,356	2	0
	09/2017		4,771	ARS	79,944	0	(138)
DUB	07/2017	BRL	27,702	$	8,387	25	0
	07/2017	$	8,374	BRL	27,702	0	(12)
	10/2017		115,115		384,700	0	(1,060)
	01/2018	BRL	226,070	$	63,436	0	(2,629)
	07/2018		397,500		113,704	833	0
FBF	08/2017	MXN	104,380		5,225	0	(487)
	10/2017	$	9,924	RUB	579,177	0	(320)
GLM	07/2017	CZK	359,657	$	15,391	0	(344)
	07/2017	DKK	206,944		30,148	0	(1,639)
	07/2017	EUR	1,629		1,819	0	(42)
	07/2017	JPY	12,182,977		110,034	1,716	0
	07/2017	RUB	574,941		9,832	152	(45)
	07/2017	$	364	DKK	2,416	7	0
	07/2017		49,839	GBP	38,981	932	0
	07/2017		9,881	TRY	35,087	70	0
	07/2017		10,564	ZAR	135,739	0	(199)
	08/2017	MXN	17,100	$	854	0	(82)
	10/2017	$	43,320	BRL	145,200	0	(271)
	01/2018	DKK	133,600	$	19,572	0	(1,163)
	01/2018	MXN	2,145		105	0	(10)
	04/2018	DKK	2,416		370	0	(7)
HUS	07/2017	$	24,683	GBP	19,113	211	0
	07/2017		10,239	TRY	36,358	40	(8)
	08/2017		12,875	GBP	9,905	38	0
	08/2017		671	MXN	12,040	0	(11)
	09/2017		5,267	ARS	88,136	0	(159)
	10/2017	DKK	429,289	$	65,696	0	(574)
	10/2017	$	111,546	BRL	373,400	0	(841)
	07/2018	BRL	394,900	$	112,732	599	0
IND	07/2017	NZD	90,973		64,556	0	(2,109)
JPM	07/2017	BRL	181		54	0	0
	07/2017	KRW	5,528,354		4,940	109	0
	07/2017	NZD	30,903		21,848	0	(798)
	07/2017	RUB	279,521		4,702	0	(16)
	07/2017	TWD	149,840		4,940	10	0
	07/2017	$	55	BRL	181	0	0
	07/2017		37,338	CAD	48,942	403	0
	07/2017		28,063	GBP	21,684	180	0
	07/2017		14,777	INR	955,296	0	(15)
	08/2017	CAD	48,942	$	37,357	0	(403)
	08/2017	MXN	121,311		6,227	0	(421)
	08/2017	$	3,909	JPY	437,100	0	(18)
	08/2017		131	MXN	2,381	0	(1)
	10/2017	BRL	2,480	$	729	0	(6)
	10/2017	DKK	37,155		5,695	0	(41)
	01/2018	BRL	43,250		11,956	0	(683)
	07/2018		8,100		2,366	66	0
MSB	09/2017	$	3,989	ARS	66,780	0	(119)
	04/2018	BRL	11,700	$	3,489	117	0
	07/2018		40,900		12,022	408	0
NAB	07/2017	$	52,763	AUD	68,828	138	0
	08/2017	AUD	68,828	$	52,746	0	(136)
NGF	07/2017	BRL	81,927		24,765	35	0
	07/2017	MXN	29,630		1,457	0	(175)
	07/2017	$	24,478	BRL	81,927	252	0
	08/2017	BRL	81,927	$	24,334	0	(251)
	08/2017	MXN	44,450		2,169	0	(258)
	10/2017	BRL	338,250		98,701	0	(1,582)
	11/2017	MXN	191,240		9,275	0	(1,024)
	01/2018	BRL	434,625		121,745	0	(5,266)
RBC	07/2017	CZK	121,693		5,241	0	(88)
	07/2017	$	152,201	GBP	117,213	463	0
	08/2017	GBP	117,213	$	152,336	0	(464)
SCX	07/2017	$	1,686	JPY	185,600	0	(36)
	08/2017		439	PLN	1,694	18	0
SOG	07/2017		4,888	ZAR	64,051	0	(5)
	08/2017	MXN	549,320	$	29,734	0	(370)
	08/2017	$	311	MXN	5,828	9	0
TOR	08/2017	MXN	157,604	$	7,855	0	(770)
	08/2017	$	57,665	BRL	191,772	0	(119)
UAG	07/2017	CNH	2,679	$	386	0	(9)
	07/2017	$	21,839	INR	1,421,160	114	0
	08/2017	JPY	3,560,000	$	32,063	368	0

Total Forward Foreign Currency Contracts						$17,399	$(39,524)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$19,190	$1,918	$412
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	19,190	1,918	2,314
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	212,700	2,425	3,377
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	280,700	3,256	4,093
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	46,700	4,673	1,003
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	46,700	4,672	5,632
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	20,000	235	292

							$19,097	$17,123

Total Purchased Options							$19,097	$17,123

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC GBP versus USD	$1.265	07/05/2017	GBP	26,600	$(157)	$0
MSB	Put - OTC GBP versus USD	1.266	07/06/2017		22,300	(134)	(1)

						$(291)	$(1)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$20,600	$(177)	$0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		264,700	(2,362)	(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		34,000	(439)	0
DUB	Floor - OTC YOY CPURNSA	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018		50,000	(495)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	46,100	(2,097)	(537)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$182,300	(1,326)	(39)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		27,400	(191)	(6)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		149,900	(1,694)	(623)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		64,700	(1,194)	(362)

							$(9,975)	$(1,568)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$119,270	$(1,037)	$(39)
	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	119,270	(1,038)	(1,167)

							$(2,075)	$(1,206)

Total Written Options							$(12,341)	$(2,775)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	06/20/2021	0.837%	$15,480	$(314)	$416	$102	$0
BRC	Mexico Government International Bond	1.000	06/20/2021	0.837	55,700	(1,136)	1,503	367	0
CBK	Brazil Government International Bond	1.000	06/20/2021	1.885	6,700	(472)	252	0	(220)
	Mexico Government International Bond	1.000	06/20/2021	0.837	9,700	(193)	257	64	0
DUB	Brazil Government International Bond	1.000	06/20/2021	1.885	1,800	(126)	67	0	(59)
	Mexico Government International Bond	1.000	06/20/2021	0.837	7,000	(138)	184	46	0
FBF	Mexico Government International Bond	1.000	06/20/2021	0.837	3,500	(70)	93	23	0
GST	Brazil Government International Bond	1.000	06/20/2021	1.885	15,800	(909)	390	0	(519)
HUS	Brazil Government International Bond	1.000	06/20/2022	2.376	11,200	(720)	20	0	(700)
	Mexico Government International Bond	1.000	06/20/2021	0.837	3,600	(74)	98	24	0
JPM	Brazil Government International Bond	1.000	06/20/2021	1.885	7,100	(411)	178	0	(233)
	Russia Government International Bond	1.000	06/20/2021	1.333	8,300	(415)	313	0	(102)
NGF	Russia Government International Bond	1.000	06/20/2021	1.333	200	(10)	7	0	(3)

						$(4,988)	$3,778	$626	$(1,836)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$23,700	$(1,245)	$1,096	$0	$(149)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	4,800	(335)	305	0	(30)

					$(1,580)	$1,401	$0	$(179)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	2.500%	07/15/2022		$50,000	$330	$(5,397)	$0	$(5,067)
BPS	Pay	CPTFEMU	0.806	04/15/2021	EUR	6,810	0	166	166	0
DUB	Pay	CPURNSA	2.005	09/06/2017		$100,000	0	(3,241)	0	(3,241)
GLM	Pay	UKRPI	3.320	05/15/2030	GBP	28,620	0	79	79	0
	Pay	UKRPI	3.400	06/15/2030		15,500	48	220	268	0
	Pay	UKRPI	3.325	08/15/2030		71,200	(181)	(421)	0	(602)
MYC	Pay	CPURNSA	2.058	05/12/2025		$6,400	0	94	94	0
	Pay	CPURNSA	1.805	09/20/2026		9,860	0	(215)	0	(215)
UAG	Pay	CPURNSA	2.063	05/12/2025		45,300	0	686	686	0

							$197	$(8,029)	$1,293	$(9,125)

Total Swap Agreements							$(6,371)	$(2,850)	$1,919	$(11,140)

(j)	Securities with an aggregate market value of $29,301 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	YOY options may have a series of expirations.

(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$23	$0	$23
Corporate Bonds & Notes
Banking & Finance	0	474,116	0	474,116
Industrials	0	41,772	0	41,772
Utilities	0	96,946	0	96,946
U.S. Government Agencies	0	78,071	0	78,071
U.S. Treasury Obligations	0	12,724,943	0	12,724,943
Non-Agency Mortgage-Backed Securities	0	207,105	32,003	239,108
Asset-Backed Securities	0	381,636	0	381,636
Sovereign Issues	0	912,348	0	912,348
Short-Term Instruments
Certificates of Deposit	0	349,222	0	349,222
Repurchase Agreements	0	169,206	0	169,206
Argentina Treasury Bills	0	38,030	0	38,030
Japan Treasury Bills	0	287,895	0	287,895
Mexico Treasury Bills	0	28,623	0	28,623
U.S. Treasury Bills	0	2,147	0	2,147
	$0	$15,792,083	$32,003	$15,824,086

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,652	$0	$0	$20,652

Total Investments	$20,652	$15,792,083	$32,003	$15,844,738

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,936)	$0	$(19,936)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,671	11,127	0	14,798
Over the counter	0	36,441	0	36,441
	$3,671	$47,568	$0	$51,239

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(614)	(8,311)	0	(8,925)
Over the counter	0	(53,439)	0	(53,439)
	$(614)	$(61,750)	$0	$(62,364)

Total Financial Derivative Instruments	$3,057	$(14,182)	$0	$(11,125)

Totals	$23,709	$15,757,965	$32,003	$15,813,677

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Limited Duration Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.9%
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.4%
JPMorgan Chase & Co.
7.900% due 04/30/2018 (e)		$10	$10
Nykredit Realkredit A/S
2.000% due 04/01/2018	DKK	100	16
Realkredit Danmark A/S
1.000% due 04/01/2018		100	16

Total Corporate Bonds & Notes (Cost $39)			42

U.S. TREASURY OBLIGATIONS 105.5%
U.S. Treasury Bonds
3.000% due 02/15/2047		$40	42
3.000% due 05/15/2047		10	10
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018		1,153	1,149
0.125% due 04/15/2019		678	679
0.125% due 04/15/2020 (f)		3,346	3,352
0.125% due 04/15/2021 (f)		2,182	2,179
0.125% due 04/15/2022		201	200
0.125% due 07/15/2022		606	606
0.125% due 07/15/2024		216	212
0.125% due 07/15/2026		69	67
0.250% due 01/15/2025		103	101
0.375% due 07/15/2023		158	159
0.375% due 07/15/2025		31	31
0.375% due 01/15/2027		101	99
0.625% due 07/15/2021		163	167
0.625% due 01/15/2026		72	72
1.000% due 02/15/2046		1	1
1.250% due 07/15/2020		886	924
1.375% due 07/15/2018		23	23
2.000% due 01/15/2026		91	102
2.125% due 02/15/2041		11	14
2.375% due 01/15/2025		202	231
2.375% due 01/15/2027		49	57
3.875% due 04/15/2029		15	20
U.S. Treasury Notes
1.875% due 02/28/2022 (f)		100	100

Total U.S. Treasury Obligations (Cost $10,677)			10,597

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Adjustable Rate Mortgage Trust
3.815% due 08/25/2035		9	9
Chase Mortgage Finance Trust
3.151% due 12/25/2035 ^		7	7
Countrywide Home Loan Mortgage Pass-Through Trust
1.796% due 04/25/2035		21	20
GSR Mortgage Loan Trust
3.370% due 01/25/2036 ^		17	16
IndyMac Mortgage Loan Trust
2.056% due 05/25/2034		13	12
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.271% due 06/25/2033		8	8

Total Non-Agency Mortgage-Backed Securities (Cost $68)			72

ASSET-BACKED SECURITIES 0.7%
CIT Mortgage Loan Trust
2.566% due 10/25/2037		20	20
Countrywide Asset-Backed Certificates
1.416% due 04/25/2036		1	1
Long Beach Mortgage Loan Trust
1.446% due 01/25/2046		7	7
Securitized Asset-Backed Receivables LLC Trust
1.466% due 05/25/2036		75	45

Total Asset-Backed Securities (Cost $75)			73

SOVEREIGN ISSUES 6.5%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (b)	BRL	40	12

0.000% due 04/01/2018 (b)		600	170
0.000% due 07/01/2018 (b)		1,200	333
Japan Government International Bond
0.100% due 03/10/2027 (d)	JPY	10,022	93
Mexico Government International Bond
7.750% due 05/29/2031	MXN	101	6
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,000	9
United Kingdom Gilt
3.500% due 01/22/2045	GBP	13	23

Total Sovereign Issues (Cost $662)			646

SHORT-TERM INSTRUMENTS 1.1%
SHORT-TERM NOTES 0.0%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$2	2

JAPAN TREASURY BILLS 0.9%
(0.143)% due 07/10/2017 (b)(c)	JPY	10,000	89

MEXICO TREASURY BILLS 0.2%
6.829% due 08/17/2017 - 01/04/2018 (a)(b)	MXN	250	13

Total Short-Term Instruments (Cost $105)			104

Total Investments in Securities (Cost $11,626)			11,534

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III		10,490	104

Total Short-Term Instruments (Cost $104)			104

Total Investments in Affiliates (Cost $104)			104

Total Investments 115.9% (Cost $11,730)			$11,638
Financial Derivative Instruments (g)(h) 0.0% (Cost or Premiums, net $(2))			2
Other Assets and Liabilities, net (15.9)%			(1,597)

Net Assets 100.0%			$10,043

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	1.140%	05/16/2017	07/17/2017	$(210)	$(210)
	1.400	06/29/2017	07/06/2017	(514)	(514)
JPS	1.130	05/09/2017	07/10/2017	(733)	(735)

Total Reverse Repurchase Agreements					$(1,459)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
TDM	1.040%	05/04/2017	07/10/2017	$(420)	$(421)

Total Sale-Buyback Transactions					$(421)

(f)	Securities with an aggregate market value of $1,872 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(1,462) at a weighted average interest rate of 1.013%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	4	$0	$0

Total Purchased Options				$0	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	2	$(1)	$(2)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/21/2017	2	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.500	08/25/2017	1	0	(1)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	1	(1)	0
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	4	0	0

				$(2)	$(3)

Total Written Options				$(2)	$(3)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2017	4	$502	$(4)	$0	$(1)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2017	4	(471)	1	1	0
U.S. Treasury 30-Year Bond September Futures	09/2017	1	(154)	(2)	1	0

				$(1)	$2	$0

Total Futures Contracts				$(5)	$2	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR	110	$(2)	$(1)	$(3)	$0	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/21/2019		$100	$1	$0	$1	$0	$0
Pay (4)	3-Month USD-LIBOR	2.678	10/25/2023		30	0	1	1	0	0
Pay (4)	3-Month USD-LIBOR	2.500	12/19/2023		60	(1)	2	1	0	0
Receive (4)	3-Month USD-LIBOR	2.500	02/22/2026		90	0	0	0	0	0
Receive (4)	3-Month USD-LIBOR	2.400	03/16/2026		50	0	0	0	0	0
Receive (4)	3-Month USD-LIBOR	1.850	07/20/2026		200	0	6	6	0	0
Receive (4)	3-Month USD-LIBOR	1.850	07/27/2026		15	0	1	1	0	0
Receive (4)	3-Month USD-LIBOR	2.000	07/27/2026		200	6	(1)	5	1	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		100	(3)	7	4	1	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		4	0	0	0	0	0
Receive (4)	3-Month USD-LIBOR	2.969	10/25/2048		10	0	(1)	(1)	0	0
Receive (4)	3-Month USD-LIBOR	2.750	12/19/2048		10	0	0	0	0	0
Receive (4)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	100	(1)	(1)	(2)	1	0
Receive (4)	6-Month GBP-LIBOR	1.750	03/21/2048		60	(3)	1	(2)	2	0
Pay	28-Day MXN-TIIE	7.200	06/05/2024	MXN	400	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.035	12/17/2026		300	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.733	02/25/2027		900	1	1	2	0	(1)
Pay	CPTFEMU	1.385	12/15/2026	EUR	25	0	0	0	0	0
Pay	CPTFEMU	1.360	06/15/2027		30	0	0	0	0	0
Pay	CPURNSA	1.710	04/27/2018		$100	0	0	0	0	0
Pay	CPURNSA	1.580	05/23/2018		100	0	0	0	0	0
Pay	CPURNSA	1.935	04/27/2019		100	0	1	1	0	0
Pay	CPURNSA	1.762	08/30/2026		30	(2)	1	(1)	0	0
Pay	FRCPXTOB	0.890	11/15/2018	EUR	90	0	0	0	0	0
Pay	FRCPXTOB	1.438	06/15/2027		30	0	0	0	0	0
Pay	UKRPI	3.400	06/15/2030	GBP	100	0	2	2	0	(1)
Pay	UKRPI	3.530	10/15/2031		40	0	0	0	0	0

						$(2)	$21	$19	$5	$(2)

Total Swap Agreements						$(4)	$20	$16	$5	$(2)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

Cash of $62 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017		$38	AUD	50	$0	$0
	08/2017	AUD	50		$38	0	(1)
BOA	07/2017	EUR	121		136	0	(2)
BPS	07/2017	BRL	23		7	0	0
	07/2017		$7	BRL	23	0	0
	07/2017		103	JPY	11,500	0	(1)
	07/2017		2	MXN	30	0	0
	08/2017	JPY	11,500		$103	0	0
	08/2017	MXN	51		3	0	0
	08/2017		$15	MXN	289	1	0
	03/2018	MXN	190		$9	0	(1)
	03/2018		$10	MXN	190	1	0
	04/2018	DKK	203		$30	0	(1)
CBK	07/2017	GBP	106		136	0	(2)
	07/2017	JPY	10,000		91	2	0
	08/2017	MXN	379		20	0	0
	09/2017		$22	RUB	1,250	0	(1)
	10/2017	BRL	540		$151	0	(9)
	04/2018		300		91	4	0
DUB	07/2017		138		41	0	0
	07/2017		$42	BRL	138	0	0
	08/2017		29		98	0	0
	10/2017		60		200	0	(1)
	07/2018	BRL	300		$86	1	0
GLM	07/2017		131		40	0	0
	07/2017	JPY	11,500		104	2	0
	07/2017		$39	BRL	131	0	0
	07/2017		133	EUR	118	2	0
	07/2017		41	GBP	32	1	0
	10/2017	RUB	1,245		$21	1	0
	10/2017		$30	BRL	100	0	0
	01/2018	MXN	29		$1	0	0
HUS	10/2017		$60	BRL	200	0	(1)
	07/2018	BRL	600		$171	1	0
JPM	07/2017	AUD	50		37	0	(2)
	07/2017		$65	GBP	51	1	0
	09/2017		3	ARS	48	0	0
	07/2018	BRL	300		$88	2	0
MSB	09/2017		$7	ARS	127	0	0
	04/2018	BRL	300		$89	3	0
NGF	07/2017	MXN	30		1	0	0
	08/2017		40		2	0	0
	11/2017		60		3	0	0
SOG	08/2017		70		4	0	0
UAG	07/2017		$29	GBP	23	0	0
	08/2017	GBP	23		$29	0	(1)

Total Forward Foreign Currency Contracts						$22	$(23)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720%	07/16/2018	$100	$2	$2

Total Purchased Options							$2	$2

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$	30	$(1)	$0
	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017		30	0	0

								$(1)	$0

Total Written Options								$(1)	$0

Swap Agreements:

Credit Default Swaps on Sovereign issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	06/20/2021	0.837%	$20	$(1)	$1	$0	$0

Total Swap Agreements						$(1)	$1	$0	$0

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$42	$0	$42
U.S. Treasury Obligations	0	10,597	0	10,597
Non-Agency Mortgage-Backed Securities	0	72	0	72
Asset-Backed Securities	0	73	0	73
Sovereign Issues	0	646	0	646
Short-Term Instruments
Short-Term Notes	0	2	0	2
Japan Treasury Bills	0	89	0	89
Mexico Treasury Bills	0	13	0	13
	$0	$11,534	$0	$11,534

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$104	$0	$0	$104

Total Investments	$104	$11,534	$0	$11,638

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	5	0	7
Over the counter	0	24	0	24
	$2	$29	$0	$31

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(5)	0	(6)
Over the counter	0	(23)	0	(23)

	$(1)	$(28)	$0	$(29)

Total Financial Derivative Instruments	$1	$1	$0	$2

Totals	$105	$11,535	$0	$11,640

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.5%
CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 3.0%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$100	$106
Ally Financial, Inc.
3.250% due 09/29/2017		4,100	4,114
BRFkredit A/S
2.000% due 10/01/2017	DKK	7,200	1,112
2.500% due 10/01/2047		1,334	209
4.000% due 01/01/2018		3,400	534
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,700	1,768
Deutsche Bank AG
4.250% due 10/14/2021		6,200	6,498
General Motors Financial Co., Inc.
2.350% due 10/04/2019		100	100
Goldman Sachs Group, Inc.
2.446% due 09/15/2020		7,000	7,123
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,400	2,427
ING Bank NV
2.625% due 12/05/2022		$2,000	2,018
International Lease Finance Corp.
5.875% due 04/01/2019		100	106
6.250% due 05/15/2019		200	215
7.125% due 09/01/2018		600	635
8.250% due 12/15/2020		500	590
MetLife, Inc.
6.817% due 08/15/2018		100	106
Navient Corp.
5.500% due 01/15/2019		1,600	1,670
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	6,000	926
2.000% due 10/01/2017		10,800	1,669
2.000% due 01/01/2018		200	31
2.500% due 10/01/2047		2,162	339
Nykredit Realkredit A/S
1.000% due 07/01/2017		4,600	707
1.000% due 10/01/2017		22,400	3,458
2.000% due 10/01/2017		9,900	1,529
2.500% due 10/01/2047		7,759	1,210
Realkredit Danmark A/S
1.000% due 01/01/2018		5,300	821
1.000% due 04/01/2018		1,400	218
2.000% due 01/01/2018		700	109
2.500% due 10/01/2047		7,744	1,209
Santander Holdings USA, Inc.
2.642% due 11/24/2017		$300	301
Toronto-Dominion Bank
2.250% due 03/15/2021		3,000	2,998
UBS AG
1.539% due 12/07/2018		4,500	4,503
1.799% due 06/08/2020		4,600	4,609
Vornado Realty LP
2.500% due 06/30/2019		1,300	1,311

			55,279

INDUSTRIALS 0.2%
Celgene Corp.
2.300% due 08/15/2018		100	101
Dell International LLC
3.480% due 06/01/2019		200	205
eBay, Inc.
2.093% due 01/30/2023		100	101
2.750% due 01/30/2023		1,200	1,190
Ryder System, Inc.
2.450% due 09/03/2019		100	101
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		100	109
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		200	215
Time Warner Cable LLC
8.250% due 04/01/2019		100	110

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	330	381
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	400	400

		2,913

UTILITIES 0.9%
AT&T, Inc.
1.808% due 01/15/2020	2,100	2,112
2.023% due 07/15/2021	5,100	5,156
Petrobras Global Finance BV
5.375% due 01/27/2021	7,000	7,134
7.375% due 01/17/2027	2,500	2,651

		17,053

Total Corporate Bonds & Notes (Cost $73,595)		75,245

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
1.892% due 09/01/2044 - 10/01/2044	32	32
1.896% due 02/25/2041	450	456
Fannie Mae, TBA
3.500% due 08/01/2032	3,000	3,119
Freddie Mac
1.759% due 12/15/2037	320	323
2.739% due 09/01/2036	116	122
2.937% due 10/01/2036	55	58
3.034% due 07/01/2036	105	110
NCUA Guaranteed Notes
1.644% due 12/08/2020	845	850

Total U.S. Government Agencies (Cost $5,049)		5,070

U.S. TREASURY OBLIGATIONS 108.6%
U.S. Treasury Bonds
3.000% due 02/15/2047 (g)	13,680	14,139
3.000% due 05/15/2047 (g)	2,740	2,833
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018	232,849	232,094
0.125% due 04/15/2019 (g)	217,261	217,437
0.125% due 04/15/2020 (g)	291,674	292,200
0.125% due 04/15/2021 (g)(i)	379,185	378,722
0.125% due 04/15/2022 (g)	84,361	83,983
0.125% due 07/15/2022 (g)	97,910	97,828
0.125% due 01/15/2023	35,913	35,599
0.125% due 07/15/2024	33,758	33,171
0.125% due 07/15/2026 (k)	8,814	8,505
0.250% due 01/15/2025 (k)	22,445	22,054
0.375% due 07/15/2023	16,707	16,823
0.375% due 07/15/2025	57,744	57,332
0.375% due 01/15/2027	11,540	11,339
0.625% due 07/15/2021	67,536	69,244
0.625% due 01/15/2024	22,249	22,574
0.625% due 01/15/2026 (g)	28,640	28,834
0.750% due 02/15/2045 (k)	2,285	2,147
1.250% due 07/15/2020 (i)	19,140	19,956
1.375% due 07/15/2018 (g)(i)	14,957	15,201
1.625% due 01/15/2018 (i)	10,272	10,322
1.875% due 07/15/2019	36,533	38,098
2.000% due 01/15/2026	9,277	10,401
2.125% due 01/15/2019 (i)(k)	7,745	7,999
2.125% due 02/15/2040 (k)	34	42
2.125% due 02/15/2041 (k)	2,155	2,696
2.375% due 01/15/2025	29,072	33,130
2.375% due 01/15/2027 (k)	218	254
2.500% due 01/15/2029 (k)	5,182	6,236
3.625% due 04/15/2028	9,646	12,611
U.S. Treasury Notes
1.875% due 02/28/2022 (g)(i)(k)	110,900	111,037
2.000% due 11/15/2026 (k)	300	293
2.750% due 02/15/2024 (g)	81,900	85,198

Total U.S. Treasury Obligations (Cost $1,991,180)		1,980,332

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Alliance Bancorp Trust
1.456% due 07/25/2037	918	774
Ally Financial, Inc.
2.500% due 12/15/2017 (e)	17,000	16,949
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	49	49
BCAP LLC Trust
3.207% due 04/26/2036	876	710

Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035		11	11
2.820% due 08/25/2035		18	18
3.260% due 03/25/2035		31	31
3.488% due 01/25/2035		127	129
3.621% due 07/25/2036 ^		289	275
3.636% due 03/25/2035		8	8
Chase Mortgage Finance Trust
3.151% due 12/25/2035 ^		70	68
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035		13	13
3.180% due 09/25/2035		19	20
3.430% due 05/25/2035		10	10
3.573% due 03/25/2034		102	102
Countrywide Alternative Loan Trust
1.326% due 06/25/2046		337	314
5.500% due 11/25/2035		175	168
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		203	206
6.000% due 04/25/2036		529	474
Countrywide Home Loan Reperforming REMIC Trust
1.556% due 06/25/2035		86	80
Credit Suisse First Boston Mortgage Securities Corp.
1.916% due 10/25/2035 ^		580	431
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037		60	62
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		584	482
First Horizon Mortgage Pass-Through Trust
3.397% due 06/25/2035		4,571	4,542
GS Mortgage Securities Trust
4.592% due 08/10/2043		1,100	1,168
GSR Mortgage Loan Trust
3.209% due 09/25/2035		76	78
3.370% due 01/25/2036 ^		167	163
HarborView Mortgage Loan Trust
1.649% due 05/19/2035		721	677
HomeBanc Mortgage Trust
1.486% due 10/25/2035		173	169
JPMorgan Mortgage Trust
3.478% due 06/25/2035		366	364
Merrill Lynch Mortgage Investors Trust
2.665% due 10/25/2035		71	71
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		47	47
Residential Asset Securitization Trust
1.616% due 05/25/2035		1,579	1,289
1.616% due 01/25/2046 ^		354	171
5.750% due 03/25/2037		363	236
Structured Adjustable Rate Mortgage Loan Trust
3.529% due 12/25/2034		179	176
3.636% due 03/25/2036 ^		319	268
Structured Asset Mortgage Investments Trust
1.426% due 04/25/2036		19	17
Thornburg Mortgage Securities Trust
5.484% due 09/25/2037		211	214
WaMu Mortgage Pass-Through Certificates Trust
2.925% due 08/25/2036 ^		17	16
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		106	91
Wells Fargo Mortgage-Backed Securities Trust
3.063% due 10/25/2036		12	11
3.090% due 10/25/2035		70	69
3.107% due 03/25/2036 ^		165	162

Total Non-Agency Mortgage-Backed Securities (Cost $31,288)			31,383

ASSET-BACKED SECURITIES 2.6%
Argent Mortgage Loan Trust
1.696% due 05/25/2035		836	757
CELF Low Levered Partners PLC
0.000% due 03/04/2024	EUR	53	61
CIT Mortgage Loan Trust
2.566% due 10/25/2037		$3,030	3,015
Citigroup Mortgage Loan Trust, Inc.
1.446% due 12/25/2036		59	39
1.546% due 10/25/2036		1,300	1,097
Countrywide Asset-Backed Certificates
1.356% due 05/25/2035		230	209
1.456% due 05/25/2036		4,743	2,513
1.466% due 03/25/2037		1,200	1,092
4.741% due 04/25/2036		848	788
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		1,768	1,774
CVP Cascade CLO Ltd.
2.308% due 01/16/2026		600	600

FBR Securitization Trust
1.956% due 11/25/2035		367	368
Finn Square CLO Ltd.
2.506% due 12/24/2023		483	483
First Franklin Mortgage Loan Trust
1.686% due 11/25/2036		2,900	2,553
1.796% due 09/25/2035		7,000	6,497
Fremont Home Loan Trust
1.351% due 10/25/2036		1,062	965
1.706% due 07/25/2035		100	96
GSAMP Trust
1.951% due 09/25/2035 ^		117	112
2.191% due 03/25/2035 ^		1,151	955
Highlander Euro CDO BV
0.000% due 05/01/2023	EUR	89	102
Hillmark Funding Ltd.
1.422% due 05/21/2021		$128	128
HSI Asset Securitization Corp. Trust
1.486% due 02/25/2036		500	474
IndyMac Mortgage Loan Trust
1.286% due 07/25/2036		6,167	2,897
Lehman XS Trust
4.755% due 06/25/2036		1,512	1,503
Merrill Lynch Mortgage Investors Trust
1.696% due 05/25/2036		204	192
Navient Student Loan Trust
2.366% due 03/25/2066		2,336	2,363
NovaStar Mortgage Funding Trust
1.686% due 01/25/2036		2,002	1,880
Renaissance Home Equity Loan Trust
2.316% due 09/25/2037		4,923	2,810
Residential Asset Securities Corp. Trust
1.456% due 08/25/2036		1,900	1,441
Saxon Asset Securities Trust
4.034% due 06/25/2033		140	141
Securitized Asset-Backed Receivables LLC Trust
1.466% due 05/25/2036		6,729	4,062
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	1,625	1,852
Structured Asset Securities Corp.
1.876% due 02/25/2035		$94	91
Structured Asset Securities Corp. Mortgage Loan Trust
1.596% due 10/25/2036		2,477	2,141
VOLT LLC
3.500% due 03/25/2047		374	376
Wells Fargo Home Equity Asset-Backed Securities Trust
2.816% due 12/25/2034		700	662

Total Asset-Backed Securities (Cost $46,714)			47,089

SOVEREIGN ISSUES 2.9%
Argentine Government International Bond
6.875% due 01/26/2027		3,800	3,939
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,100	2,574
Canada Government International Bond
4.250% due 12/01/2026 (d)	CAD	5,048	5,304
Denmark Government International Bond
0.100% due 11/15/2023 (d)	DKK	18,462	3,005
Japan Government International Bond
0.100% due 03/10/2024 (d)	JPY	307,800	2,838
0.100% due 03/10/2027 (d)		1,032,266	9,627
Mexico Government International Bond
4.500% due 11/22/2035 (d)	MXN	6,048	384
4.750% due 06/14/2018		59,450	3,214
New Zealand Government International Bond
3.000% due 09/20/2030 (d)	NZD	13,433	11,063
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	350,000	3,123
United Kingdom Gilt
0.125% due 03/22/2046 (d)	GBP	944	1,959
0.125% due 03/22/2058 (d)		254	642
0.125% due 11/22/2065 (d)		1,263	3,646
1.500% due 07/22/2047		170	203
3.250% due 01/22/2044		330	549

Total Sovereign Issues (Cost $54,691)			52,070

	SHARES
COMMON STOCKS 0.5%
CONSUMER DISCRETIONARY 0.5%
Hilton Grand Vacations, Inc. (a)		69,818	2,518

Hilton Worldwide Holdings, Inc.		121,619	7,522

Total Common Stocks (Cost $8,380)			10,040

REAL ESTATE INVESTMENT TRUSTS 17.4%
REAL ESTATE 17.4%
Alexandria Real Estate Equities, Inc.		99,598	11,999
American Tower Corp.		91,062	12,049
AvalonBay Communities, Inc.		39,785	7,646
Boston Properties, Inc.		110,523	13,597
Colony Starwood Homes		119,296	4,093
Corporate Office Properties Trust		113,911	3,990
CubeSmart		136,053	3,271
DCT Industrial Trust, Inc.		82,540	4,411
DDR Corp.		337,706	3,063
Digital Realty Trust, Inc.		124,514	14,064
Douglas Emmett, Inc.		153,064	5,849
EastGroup Properties, Inc.		101,925	8,541
EPR Properties		126,748	9,109
Equinix, Inc.		37,523	16,103
Equity Residential		281,678	18,543
Essex Property Trust, Inc.		74,918	19,274
Federal Realty Investment Trust		73,478	9,287
GGP, Inc.		533,277	12,564
HCP, Inc.		194,433	6,214
Kilroy Realty Corp.		102,980	7,739
National Storage Affiliates Trust		79,156	1,829
Omega Healthcare Investors, Inc.		93,325	3,082
Paramount Group, Inc.		146,656	2,347
Park Hotels & Resorts, Inc.		79,032	2,131
Physicians Realty Trust		349,856	7,046
Prologis, Inc.		301,761	17,695
Public Storage		42,567	8,877
QTS Realty Trust, Inc. ‘A’		80,880	4,232
Retail Properties of America, Inc. ‘A’		141,583	1,729
Rexford Industrial Realty, Inc.		147,684	4,052
Ryman Hospitality Properties, Inc.		105,661	6,763
Simon Property Group, Inc.		167,212	27,048
SL Green Realty Corp.		67,896	7,183
Spirit Realty Capital, Inc.		298,928	2,215
Sun Communities, Inc.		170,154	14,921
Vornado Realty Trust		84,640	7,948
Welltower, Inc.		101,499	7,597

Total Real Estate Investment Trusts (Cost $309,901)			318,101

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.4%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.710% due 03/16/2018		$4,400	4,399

REPURCHASE AGREEMENTS (f) 1.6%			30,067

ARGENTINA TREASURY BILLS 0.4%
2.965% due 07/14/2017 - 12/15/2017 (b)(c)		6,700	6,647

JAPAN TREASURY BILLS 1.9%
(0.142)% due 07/10/2017 - 08/07/2017 (b)(c)	JPY	3,950,000	35,120

MEXICO TREASURY BILLS 0.2%
6.840% due 08/17/2017 - 01/04/2018 (b)(c)	MXN	54,710	2,958

U.S. TREASURY BILLS 0.1%
0.921% due 08/31/2017 (b)(c)(g)		$1,038	1,036

Total Short-Term Instruments (Cost $80,412)		80,227

Total Investments in Securities (Cost $2,601,210)		2,599,557

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	14,058	139

Total Short-Term Instruments (Cost $139)		139

Total Investments in Affiliates (Cost $139)		139

Total Investments 142.5% (Cost $2,601,349)		$2,599,696
Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $197)		(4,517)
Other Assets and Liabilities, net (42.3)%		(771,402)

Net Assets 100.0%		$1,823,777

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$16,955	$16,949	0.93%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.350%	06/30/2017	07/03/2017	$29,100	U.S. Treasury Bonds 3.750% due 11/15/2043	$(29,690)	$29,100	$29,103
SSB	0.050	06/30/2017	07/03/2017	967	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(991)	967	967

Total Repurchase Agreements						$(30,681)	$30,067	$30,070

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	1.070%	06/13/2017	07/28/2017	$(2,829)	$(2,831)
	1.150	05/25/2017	07/25/2017	(2,380)	(2,384)
BOS	1.100	07/03/2017	07/07/2017	(3,308)	(3,308)
	1.140	05/16/2017	07/17/2017	(3,411)	(3,417)
	1.300	06/26/2017	07/03/2017	(5,672)	(5,673)
	1.300	06/30/2017	07/03/2017	(6,760)	(6,761)
	1.400	06/29/2017	07/06/2017	(5,016)	(5,017)
BSN	0.980	06/15/2017	07/05/2017	(7,629)	(7,632)
	0.980	06/15/2017	07/06/2017	(27,170)	(27,183)
	1.010	04/18/2017	07/18/2017	(75,725)	(75,886)
DEU	0.900	06/30/2017	07/03/2017	(2,105)	(2,105)
GRE	1.150	05/23/2017	07/05/2017	(31,530)	(31,571)
	1.380	06/22/2017	07/06/2017	(20,806)	(20,815)
	1.400	06/26/2017	07/03/2017	(20,297)	(20,303)
IND	1.020	04/13/2017	07/07/2017	(139,788)	(140,108)
	1.070	05/22/2017	07/03/2017	(4,456)	(4,461)
	1.080	05/08/2017	08/08/2017	(63,912)	(64,019)
	1.170	06/13/2017	07/31/2017	(8,016)	(8,021)
	1.300	07/03/2017	10/03/2017	(6,909)	(6,909)
JPS	0.900	06/30/2017	07/03/2017	(29,073)	(29,075)
	1.050	05/31/2017	07/12/2017	(14,073)	(14,087)
SCX	1.160	05/19/2017	08/21/2017	(32,967)	(33,015)
	1.170	05/24/2017	08/23/2017	(2,383)	(2,387)
	1.170	06/30/2017	08/23/2017	(1,148)	(1,148)
	1.230	05/31/2017	08/31/2017	(23,135)	(23,161)
	1.340	06/14/2017	07/14/2017	(1,255)	(1,256)

Total Reverse Repurchase Agreements					$(542,533)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BPG	1.340%	06/21/2017	07/21/2017	$(10,506)	$(10,510)
GSC	1.060	05/04/2017	07/03/2017	(66,262)	(66,380)
	1.150	06/13/2017	07/13/2017	(50,273)	(50,305)
	1.160	06/02/2017	07/05/2017	(87,920)	(88,008)
	1.360	06/16/2017	07/17/2017	(21,333)	(21,346)
UBS	1.200	06/07/2017	08/07/2017	(3,041)	(3,044)
	2.440	06/05/2017	09/05/2017	(64,755)	(64,816)

Total Sale-Buyback Transactions					$(304,409)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)% Fannie Mae, TBA	4.000%	08/01/2047	$3,000	$(3,153)	$(3,148)

Total Short Sales (0.2)%				$(3,153)	$(3,148)

(g)	Securities with an aggregate market value of $844,183 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(544,050) at a weighted average interest rate of 1.012%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(184) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	942	$93	$77

Total Purchased Options				$93	$77

Written Options: Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	303	$(67)	$(238)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/21/2017	303	(68)	(13)
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.500	08/25/2017	153	(67)	(71)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	153	(79)	(30)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	942	(107)	(35)

				$(388)	$(387)

Total Written Options				$(388)	$(387)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl September Futures	09/2017	4	EUR	602	$(6)	$0	$(2)
Euro-Bund 10-Year Bond September Futures	09/2017	163		30,135	(315)	0	(294)
U.S. Treasury 10-Year Note September Futures	09/2017	361	$	45,317	(377)	0	(102)

					$(698)	$0	$(398)

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Japan Government 10-Year Bond September Futures	09/2017	18	JPY	(24,023)	$42	$65	$0
U.S. Treasury 5-Year Note September Futures	09/2017	615	$	(72,469)	147	106	0
U.S. Treasury 30-Year Bond September Futures	09/2017	571		(87,756)	(731)	321	0
United Kingdom Long Gilt September Futures	09/2017	67	GBP	(10,958)	163	97	0

					$(379)	$589	$0

Total Futures Contracts					$(1,077)	$589	$(398)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022		$28,100	$(2,092)	$107	$(1,985)	$0	$(65)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	6,900	(121)	(61)	(182)	6	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		22,900	(414)	(160)	(574)	22	0

					$(2,627)	$(114)	$(2,741)	$28	$(65)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/15/2018		$19,600	$64	$(98)	$(34)	$0	$(2)
Receive	3-Month USD-LIBOR	1.250	06/21/2019		167,800	1,019	147	1,166	71	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		51,400	1,415	(722)	693	0	(103)
Pay (4)	3-Month USD-LIBOR	2.678	10/25/2023		20,500	0	430	430	0	(45)
Pay (4)	3-Month USD-LIBOR	2.670	11/19/2023		9,000	0	180	180	0	(20)
Pay (4)	3-Month USD-LIBOR	2.681	12/12/2023		9,000	0	180	180	0	(20)
Pay (4)	3-Month USD-LIBOR	2.500	12/19/2023		10,900	(88)	213	125	0	(24)
Receive (4)	3-Month USD-LIBOR	2.500	02/22/2026		12,900	(41)	67	26	22	0
Receive (4)	3-Month USD-LIBOR	2.400	03/16/2026		39,600	(149)	416	267	67	0
Receive (4)	3-Month USD-LIBOR	2.300	04/27/2026		29,300	(114)	456	342	48	0
Receive (4)	3-Month USD-LIBOR	1.850	07/27/2026		7,300	(12)	249	237	11	0
Receive (4)	3-Month USD-LIBOR	2.000	07/27/2026		50,800	856	458	1,314	77	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		40,770	(1,185)	2,933	1,748	128	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		3,130	374	(164)	210	13	0
Receive (4)	3-Month USD-LIBOR	2.969	10/25/2048		740	0	(54)	(54)	4	0
Receive (4)	3-Month USD-LIBOR	2.951	11/19/2048		2,000	0	(136)	(136)	10	0
Receive (4)	3-Month USD-LIBOR	2.953	12/12/2048		2,000	0	(136)	(136)	10	0
Receive (4)	3-Month USD-LIBOR	2.750	12/19/2048		2,600	70	(135)	(65)	12	0
Receive (4)	6-Month EUR-EURIBOR	1.500	03/21/2048	EUR	10,800	(142)	421	279	263	0
Receive (4)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	24,200	(261)	(137)	(398)	312	0
Receive (4)	6-Month GBP-LIBOR	1.750	03/21/2048		11,670	(656)	180	(476)	383	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	84,100	(253)	116	(137)	8	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	69,400	(191)	32	(159)	0	(7)
Pay	28-Day MXN-TIIE	6.750	08/31/2021		13,500	(8)	8	0	0	(1)
Pay	28-Day MXN-TIIE	7.030	11/10/2021		34,300	(2)	21	19	0	(4)
Pay	28-Day MXN-TIIE	7.350	11/17/2021		8,500	0	11	11	0	(1)
Pay	28-Day MXN-TIIE	7.200	06/05/2024		86,700	1	59	60	0	(24)
Pay	28-Day MXN-TIIE	7.380	11/04/2026		1,300	0	1	1	0	0
Pay	28-Day MXN-TIIE	8.035	12/17/2026		61,800	(7)	226	219	0	(20)
Pay	28-Day MXN-TIIE	7.733	02/25/2027		89,100	131	74	205	0	(29)
Pay	CPTFEMU	0.290	08/15/2017	EUR	27,600	177	16	193	0	(3)
Pay	CPTFEMU	0.830	05/15/2018		9,300	(113)	(9)	(122)	0	(8)
Pay	CPTFEMU	0.883	11/15/2018		3,600	0	28	28	1	0
Pay	CPTFEMU	0.806	04/15/2021		1,990	44	5	49	3	0
Pay	CPTFEMU	0.875	05/15/2021		7,100	47	115	162	12	0
Pay	CPTFEMU	1.177	05/15/2026		1,700	(45)	5	(40)	0	(5)
Pay	CPTFEMU	1.385	12/15/2026		6,700	18	(5)	13	0	(24)
Pay	CPTFEMU	1.360	06/15/2027		6,200	0	17	17	25	0
Pay	CPURNSA	2.085	10/11/2017		$33,100	(1,029)	(144)	(1,173)	55	0
Pay	CPURNSA	1.710	04/27/2018		14,200	0	(57)	(57)	10	0
Pay	CPURNSA	1.580	05/23/2018		45,500	23	(51)	(28)	23	0
Pay	CPURNSA	1.935	04/27/2019		14,200	0	96	96	0	(8)
Pay	CPURNSA	1.793	06/15/2019		4,300	0	0	0	3	0
Pay	CPURNSA	2.027	11/23/2020		5,500	0	(30)	(30)	5	0
Pay	CPURNSA	2.021	11/25/2020		5,200	0	(27)	(27)	4	0
Pay	CPURNSA	1.550	07/26/2021		4,500	152	(72)	80	5	0
Pay	CPURNSA	1.603	09/12/2021		3,400	102	(54)	48	6	0
Pay	CPURNSA	1.730	07/26/2026		4,500	(241)	110	(131)	0	(4)
Pay	CPURNSA	1.801	09/12/2026		3,400	(157)	84	(73)	0	(5)
Pay	FRCPXTOB	0.890	11/15/2018	EUR	1,400	2	(3)	(1)	1	0
Pay	FRCPXTOB	1.438	06/15/2027		6,200	1	(12)	(11)	0	(25)
Pay	UKRPI	3.350	05/15/2030	GBP	1,500	(27)	43	16	0	(17)
Pay	UKRPI	3.400	06/15/2030		9,100	(88)	246	158	0	(104)
Pay	UKRPI	3.325	08/15/2030		12,300	(358)	254	(104)	0	(163)
Pay	UKRPI	3.275	09/15/2030		9,200	(451)	250	(201)	0	(116)
Pay	UKRPI	3.300	12/15/2030		5,200	(290)	140	(150)	0	(66)
Pay	UKRPI	3.140	04/15/2031		2,100	(230)	58	(172)	0	(24)
Pay	UKRPI	3.100	06/15/2031		2,800	(363)	73	(290)	0	(34)
Pay	UKRPI	3.530	10/15/2031		2,400	25	(3)	22	0	(3)
Pay	UKRPI	3.585	10/15/2046		4,130	(295)	11	(284)	185	0

						$(2,275)	$6,380	$4,105	$1,777	$(909)

Total Swap Agreements						$(4,902)	$6,266	$1,364	$1,805	$(974)

(i)	Securities with an aggregate market value of $11,655 and cash of $2,560 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017		$6,855	AUD	9,035	$89	$0
	08/2017	AUD	9,035		$6,853	0	(89)
BOA	07/2017		9,035		6,727	0	(217)
	07/2017	DKK	51,039		7,470	0	(370)
	07/2017		$5,167	DKK	34,140	77	0
	07/2017		11,152	NZD	15,359	103	0
	08/2017	JPY	70,000		$629	6	0
	08/2017	NZD	15,359		11,147	0	(103)
	10/2017	DKK	34,140		5,193	0	(77)
BPS	07/2017	BRL	6,050		1,830	4	0
	07/2017	CAD	7,001		5,202	0	(196)
	07/2017		$1,829	BRL	6,050	0	(3)
	07/2017		1,479	DKK	9,807	27	0
	07/2017		5,582	EUR	4,907	23	0
	07/2017		15,997	JPY	1,790,826	0	(75)
	07/2017		200	MXN	3,810	10	0
	08/2017	EUR	4,907		$5,590	0	(23)
	08/2017	JPY	1,790,826		16,015	75	0
	08/2017	MXN	13,644		683	0	(64)
	01/2018	DKK	9,807		1,495	0	(27)
	03/2018	MXN	49,060		2,346	0	(262)
	03/2018		$2,473	MXN	49,060	135	0
BRC	07/2017	DKK	4,646		$709	0	(5)
CBK	07/2017	BRL	28,414		8,589	12	0
	07/2017	EUR	4,907		5,520	0	(84)
	07/2017	GBP	22,853		29,405	0	(360)
	07/2017	JPY	2,390,000		21,719	465	0
	07/2017		$8,641	BRL	28,414	0	(65)
	08/2017	JPY	980,000		$8,828	103	0
	08/2017	MXN	62,729		3,393	0	(45)
	09/2017		$569	ARS	9,546	0	(16)
	09/2017		3,346	RUB	193,949	0	(110)
FBF	07/2017	CNH	341		$49	0	(1)
	07/2017		$3,570	INR	234,552	53	0
GLM	07/2017	BRL	22,364		$6,735	7	(23)
	07/2017	JPY	1,790,826		16,174	252	0
	07/2017	NZD	15,359		10,875	0	(380)
	07/2017		$6,760	BRL	22,364	0	(10)
	07/2017		1,023	DKK	6,974	48	0
	07/2017		6,684	GBP	5,227	124	0
	08/2017		4,539	BRL	15,202	23	0
	08/2017	ZAR	5,842		$433	0	(11)
	10/2017	RUB	192,893		3,291	92	0
	01/2018	MXN	6,396		312	0	(30)
	04/2018	DKK	1,414		217	0	(4)
HUS	07/2017		$3,618	GBP	2,802	31	0
	08/2017		2,294		1,765	7	0
	08/2017		190	MXN	3,409	0	(3)
	09/2017		1,432	ARS	23,959	0	(43)
	10/2017	DKK	55,330		$8,468	0	(73)
JPM	07/2017		$5,341	CAD	7,001	58	0
	07/2017		5,836	GBP	4,515	45	0
	08/2017	CAD	7,001		$5,344	0	(58)
	08/2017	COP	2,697,668		923	42	0
	08/2017	MXN	2,966		158	0	(5)
	08/2017		$3,207	JPY	358,600	0	(15)
	08/2017		151	MXN	2,739	0	(1)
	10/2017	DKK	5,010		$768	0	(5)
NGF	07/2017	MXN	3,810		187	0	(22)
	08/2017		5,720		279	0	(33)
	11/2017		15,950		774	0	(85)
SOG	08/2017		13,000		651	0	(60)
UAG	07/2017		$14,614	GBP	11,403	238	0
	08/2017	GBP	11,403		$14,627	0	(238)
	08/2017	JPY	510,000		4,593	53	0
	09/2017		$112	MYR	482	0	(1)

Total Forward Foreign Currency Contracts						$2,202	$(3,292)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$5,200	$521	$112
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,200	521	627
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	30,500	348	484
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	40,200	466	586
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	3,700	370	80
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,700	370	446

							$2,596	$2,335

Total Purchased Options							$2,596	$2,335

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC GBP versus USD	$	1.265	07/05/2017	GBP	2,700	$(16)	$0
MSB	Put - OTC GBP versus USD		1.266	07/06/2017		3,200	(19)	0

							$(35)	$0

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$4,300	$(38)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		2,200	(21)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,300	(287)	(73)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$36,100	(263)	(8)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		3,200	(22)	(1)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		27,700	(313)	(115)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		10,100	(186)	(56)

							$(1,142)	$(253)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$14,100	$(123)	$(5)
	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	14,100	(123)	(138)

							$(246)	$(143)

Total Written Options							$(1,423)	$(396)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	06/20/2021	1.885%	$400	$(34)	$21	$0	$(13)
	Mexico Government International Bond	1.000	06/20/2021	0.837	500	(12)	15	3	0
DUB	Brazil Government International Bond	1.000	06/20/2021	1.885	800	(69)	43	0	(26)
	Mexico Government International Bond	1.000	06/20/2021	0.837	1,900	(46)	59	13	0
FBF	Mexico Government International Bond	1.000	06/20/2021	0.837	400	(10)	13	3	0
HUS	Brazil Government International Bond	1.000	06/20/2021	1.885	5,000	(347)	183	0	(164)
	Brazil Government International Bond	1.000	06/20/2022	2.376	1,300	(84)	3	0	(81)
	Mexico Government International Bond	1.000	06/20/2021	0.837	200	(5)	6	1	0
JPM	Brazil Government International Bond	1.000	06/20/2021	1.885	500	(35)	18	0	(17)
NGF	Russia Government International Bond	1.000	06/20/2021	1.333	1,200	(74)	59	0	(15)

						$(716)	$420	$20	$(316)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.570%	11/23/2020		$35,400	$0	$386	$386	$0
	Pay	UKRPI	3.430	06/15/2030	GBP	1,400	0	35	35	0
DUB	Pay	CPURNSA	2.500	07/15/2022		$3,600	26	(391)	0	(365)
	Pay	CPURNSA	2.560	05/08/2023		33,100	0	(3,438)	0	(3,438)
GLM	Pay	CPURNSA	2.060	05/12/2025		30,700	0	457	457	0
	Pay	UKRPI	3.400	06/15/2030	GBP	2,770	9	39	48	0
MYC	Pay	CPURNSA	1.805	09/20/2026		$1,300	0	(28)	0	(28)

							$35	$(2,940)	$926	$(3,831)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	14,468	1-Month USD-LIBOR plus a specified spread	08/24/2017	$139,699	$0	$(2,069)	$0	$(2,069)
BRC	Receive	DWRTFT Index	49,305	1-Month USD-LIBOR plus a specified spread	05/09/2018	468,116	0	689	689	0
CBK	Receive	DWRTFT Index	5,031	1-Month USD-LIBOR plus a specified spread	04/25/2018	46,741	0	1,090	1,090	0
DUB	Receive	DWRTFT Index	5,172	1-Month USD-LIBOR plus a specified spread	04/25/2018	48,051	0	1,120	1,120	0
FBF	Receive	DWRTFT Index	38,858	1-Month USD-LIBOR plus a specified spread	08/24/2017	375,201	0	(5,355)	0	(5,355)
	Receive	DWRTFT Index	3,779	1-Month USD-LIBOR plus a specified spread	11/08/2017	36,489	0	(591)	0	(591)
GST	Receive	DWRTFT Index	18,664	1-Month USD-LIBOR plus a specified spread	05/09/2018	175,234	0	2,224	2,224	0
MYI	Receive	DWRTFT Index	18,332	1-Month USD-LIBOR plus a specified spread	06/07/2018	173,244	0	1,116	1,116	0
ULO	Receive	DWRTFT Index	7,687	1-Month USD-LIBOR plus a specified spread	05/23/2018	74,223	0	(1,101)	0	(1,101)

							$0	$(2,877)	$6,239	$(9,116)

Total Swap Agreements							$(681)	$(5,397)	$7,185	$(13,263)

(k)	Securities with an aggregate market value of $11,404 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$55,279	$0	$55,279
Industrials	0	2,913	0	2,913
Utilities	0	17,053	0	17,053
U.S. Government Agencies	0	5,070	0	5,070
U.S. Treasury Obligations	0	1,980,332	0	1,980,332
Non-Agency Mortgage-Backed Securities	0	14,434	16,949	31,383
Asset-Backed Securities	0	47,089	0	47,089
Sovereign Issues	0	52,070	0	52,070
Common Stocks
Consumer Discretionary	10,040	0	0	10,040
Real Estate Investment Trusts
Real Estate	318,101	0	0	318,101
Short-Term Instruments
Certificates of Deposit	0	4,399	0	4,399
Repurchase Agreements	0	30,067	0	30,067
Argentina Treasury Bills	0	6,647	0	6,647
Japan Treasury Bills	0	35,120	0	35,120
Mexico Treasury Bills	0	2,958	0	2,958
U.S. Treasury Bills	0	1,036	0	1,036
	$328,141	$2,254,467	$16,949	$2,599,557

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$139	$0	$0	$139

Total Investments	$328,280	$2,254,467	$16,949	$2,599,696

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,148)	$0	$(3,148)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	666	1,805	0	2,471
Over the counter	0	11,722	0	11,722

	$666	$13,527	$0	$14,193

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(433)	(1,326)	0	(1,759)
Over the counter	0	(16,951)	0	(16,951)

	$(433)	$(18,277)	$0	$(18,710)

Total Financial Derivative Instruments	$233	$(4,750)	$0	$(4,517)

Totals	$328,513	$2,246,569	$16,949	$2,592,031

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2020 Fund

June 30, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS (d) 0.4%			$131

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 4.4%
(0.129)% due 08/21/2017 (a)(b)	JPY	170,000	1,512

Total Short-Term Instruments (Cost $1,660)			1,643

Total Investments in Securities (Cost $1,660)			1,643

	SHARES
INVESTMENTS IN AFFILIATES 94.9%
MUTUAL FUNDS (c) 80.1%
PIMCO CommodityRealReturn Strategy Fund®		104,880	684
PIMCO Emerging Local Bond Fund		104,921	786
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		149,372	1,571
PIMCO High Yield Fund		173,635	1,563
PIMCO Income Fund		329,068	4,064
PIMCO Long Duration Total Return Fund		104,962	1,157
PIMCO Long-Term Credit Fund		96,071	1,157
PIMCO Real Return Asset Fund		278,396	2,283
PIMCO Real Return Fund		226,311	2,476
PIMCO RealEstateRealReturn Strategy Fund		120,136	992
PIMCO StocksPLUS® Fund		825,298	8,500
PIMCO Total Return Fund		244,806	2,504

Total Mutual Funds (Cost $25,975)			27,737

SHORT-TERM INSTRUMENTS 14.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.8%
PIMCO Short-Term Floating NAV Portfolio III		519,156	5,132

Total Short-Term Instruments (Cost $5,132)			5,132

Total Investments in Affiliates (Cost $31,107)			32,869

Total Investments 99.7% (Cost $32,767)			$34,512
Financial Derivative Instruments (e)(f) 0.3% (Cost or Premiums, net $87)			118
Other Assets and Liabilities, net 0.0%			(5)

Net Assets 100.0%			$34,625

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$131	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	$(136)	$131	$131

Total Repurchase Agreements						$(136)	$131	$131

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	1,700.000	12/15/2017	8	$23	$3
Put - CBOE S&P 500	1,850.000	12/15/2017	8	37	5
Put - CBOE S&P 500	1,875.000	06/15/2018	8	22	21
Put - CBOE S&P 500	2,000.000	06/15/2018	9	36	34

				$118	$63

Total Purchased Options				$118	$63

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,500.000	12/15/2017	8	$(12)	$(1)
Put - CBOE S&P 500	1,675.000	06/15/2018	9	(13)	(12)

				$(25)	$(13)

Total Written Options				$(25)	$(13)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	6	$(726)	$2	$0	$0
Mini MSCI Emerging Markets Index September Futures	09/2017	5	(252)	(1)	0	(2)

				$1	$0	$(2)

Total Futures Contracts				$1	$0	$(2)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022	$1,600	$(25)	$(5)	$(30)	$0	$(1)

Total Swap Agreements				$(25)	$(5)	$(30)	$0	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $138 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	89	$	68	$0	$(1)
	08/2017	$	67	AUD	89	1	0
BOA	07/2017	JPY	20,402	$	186	5	0
BPS	07/2017	$	25	EUR	22	0	0
	08/2017	EUR	22	$	25	0	0
CBK	07/2017		63		71	0	(1)
GLM	07/2017	$	167	JPY	18,500	0	(2)
JPM	07/2017		66	AUD	89	2	0
	07/2017		46	EUR	41	1	0
SCX	08/2017	PLN	125	$	32	0	(2)
UAG	08/2017	JPY	170,000		1,532	17	0

Total Forward Foreign Currency Contracts						$26	$(6)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.082%	$300	$(6)	$8	$2	$0

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	07/06/2017	$1,800	$0	$(9)	$0	$(9)
GST	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	991	0	(1)	0	(1)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	4,569	0	59	59	0

							$0	$49	$59	$(10)

Total Swap Agreements							$(6)	$57	$61	$(10)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$131	$0	$131
Japan Treasury Bills	0	1,512	0	1,512
	$0	$1,643	$0	$1,643

Investments in Affiliates, at Value
Mutual Funds	27,737	0	0	27,737
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,132	0	0	5,132

	$32,869	$0	$0	$32,869

Total Investments	$32,869	$1,643	$0	$34,512

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	63	0	63
Over the counter	0	87	0	87
	$0	$150	$0	$150

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(14)	0	(16)
Over the counter	0	(16)	0	(16)

	$(2)	$(30)	$0	$(32)

Total Financial Derivative Instruments	$(2)	$120	$0	$118

Totals	$32,867	$1,763	$0	$34,630

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2025 Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.1%
SHORT-TERM INSTRUMENTS 10.1%
JAPAN TREASURY BILLS 10.1%
(0.129)% due 08/21/2017 (a)(b)	JPY	390,000	$3,467

Total Short-Term Instruments (Cost $3,509)			3,467

Total Investments in Securities (Cost $3,509)			3,467

	SHARES
INVESTMENTS IN AFFILIATES 89.3%
MUTUAL FUNDS (c) 75.5%
PIMCO CommodityRealReturn Strategy Fund®		103,414	674
PIMCO Emerging Local Bond Fund		94,049	704
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		73,810	777
PIMCO High Yield Fund		155,647	1,401
PIMCO Income Fund		256,229	3,164
PIMCO Long Duration Total Return Fund		118,039	1,301
PIMCO Long-Term Credit Fund		107,922	1,299
PIMCO Real Return Asset Fund		307,528	2,522
PIMCO Real Return Fund		113,435	1,241
PIMCO RealEstateRealReturn Strategy Fund		139,579	1,153
PIMCO StocksPLUS® Fund		958,232	9,870
PIMCO Total Return Fund		174,792	1,788

Total Mutual Funds (Cost $23,678)			25,894

SHORT-TERM INSTRUMENTS 13.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.8%
PIMCO Short-Term Floating NAV Portfolio III		478,818	4,734

Total Short-Term Instruments (Cost $4,734)			4,734

Total Investments in Affiliates (Cost $28,412)			30,628

Total Investments 99.4% (Cost $31,921)			$34,095
Financial Derivative Instruments (d)(e) 0.4% (Cost or Premiums, net $80)			140
Other Assets and Liabilities, net 0.2%			68

Net Assets 100.0%			$34,303

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	1,700.000	12/15/2017	8	$23	$3
Put - CBOE S&P 500	1,850.000	12/15/2017	7	32	4
Put - CBOE S&P 500	1,875.000	06/15/2018	7	19	18
Put - CBOE S&P 500	2,000.000	06/15/2018	8	32	31

				$106	$56

Total Purchased Options				$106	$56

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,500.000	12/15/2017	7	$(10)	$(1)
Put - CBOE S&P 500	1,675.000	06/15/2018	8	(12)	(11)

				$(22)	$(12)

Total Written Options				$(22)	$(12)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	6	$(726)	$2	$0	$0
Mini MSCI Emerging Markets Index September Futures	09/2017	6	(302)	(1)	0	(2)

				$1	$0	$(2)

Total Futures Contracts				$1	$0	$(2)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022	$1,300	$(21)	$(3)	$(24)	$0	$(1)

Total Swap Agreements				$(21)	$(3)	$(24)	$0	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $134 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	63	$	48	$0	$(1)
	08/2017		$48	AUD	63	1	0
BOA	07/2017	JPY	8,336	$	76	2	0
BPS	07/2017		$30	EUR	26	0	0
	07/2017		19	JPY	2,136	0	0
	08/2017	EUR	26	$	30	0	0
	08/2017	JPY	2,136		19	0	0
CBK	07/2017	EUR	100		113	0	(2)
GLM	07/2017		$56	JPY	6,200	0	(1)
JPM	07/2017		47	AUD	63	2	0
	07/2017		83	EUR	74	1	0
SCX	08/2017	PLN	148	$	38	0	(1)
UAG	08/2017	JPY	390,000		3,514	40	0

Total Forward Foreign Currency Contracts						$46	$(5)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.082%	$200	$(4)	$5	$1	$0

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	07/06/2017	$2,109	$0	$27	$27	$0
GST	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	1,172	0	3	3	0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	5,302	0	27	27	0

							$0	$57	$57	$0

Total Swap Agreements							$(4)	$62	$58	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$3,467	$0	$3,467
	$0	$3,467	$0	$3,467

Investments in Affiliates, at Value
Mutual Funds	25,894	0	0	25,894
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,734	0	0	4,734

	$30,628	$0	$0	$30,628

Total Investments	$30,628	$3,467	$0	$34,095

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	56	0	56
Over the counter	0	104	0	104
	$0	$160	$0	$160

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(13)	0	(15)
Over the counter	0	(5)	0	(5)

	$(2)	$(18)	$0	$(20)

Total Financial Derivative Instruments	$(2)	$142	$0	$140

Totals	$30,626	$3,609	$0	$34,235

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2030 Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.2%
SHORT-TERM INSTRUMENTS 10.2%
JAPAN TREASURY BILLS 10.2%
(0.127)% due 08/28/2017 (a)(b)	JPY	490,000	$4,357

Total Short-Term Instruments (Cost $4,425)			4,357

Total Investments in Securities (Cost $4,425)			4,357

	SHARES
INVESTMENTS IN AFFILIATES 88.9%
MUTUAL FUNDS (c) 71.2%
PIMCO CommodityRealReturn Strategy Fund®		124,380	811
PIMCO Emerging Local Bond Fund		113,127	847
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		45,187	475
PIMCO High Yield Fund		187,229	1,685
PIMCO Income Fund		274,207	3,386
PIMCO Long Duration Total Return Fund		116,723	1,286
PIMCO Long-Term Credit Fund		106,835	1,286
PIMCO Real Return Asset Fund		309,288	2,536
PIMCO Real Return Fund		68,972	755
PIMCO RealEstateRealReturn Strategy Fund		196,946	1,627
PIMCO StocksPLUS® Fund		1,373,362	14,146
PIMCO Total Return Fund		158,714	1,624

Total Mutual Funds (Cost $26,865)			30,464

SHORT-TERM INSTRUMENTS 17.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.7%
PIMCO Short-Term Floating NAV Portfolio III		767,521	7,588

Total Short-Term Instruments (Cost $7,587)			7,588

Total Investments in Affiliates (Cost $34,452)			38,052

Total Investments 99.1% (Cost $38,877)			$42,409
Financial Derivative Instruments (d)(e) 0.3% (Cost or Premiums, net $22)			147
Other Assets and Liabilities, net 0.6%			227

Net Assets 100.0%			$42,783

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	11	$109	$25

Total Purchased Options				$109	$25

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	11	$(81)	$(17)

Total Written Options				$(81)	$(17)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	8	$(968)	$2	$0	$0
Mini MSCI Emerging Markets Index September Futures	09/2017	10	(504)	(2)	0	(3)

				$0	$0	$(3)

Total Futures Contracts				$0	$0	$(3)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022	$2,800	$(44)	$(9)	$(53)	$0	$(1)

Total Swap Agreements				$(44)	$(9)	$(53)	$0	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $174 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	65		$49	$0	$(1)
	08/2017		$49	AUD	65	1	0
BOA	07/2017	JPY	1,865		$17	0	0
	07/2017		$41	GBP	32	1	0
BPS	07/2017		48	EUR	42	0	0
	07/2017		31	JPY	3,465	0	0
	08/2017	EUR	42		$48	0	0
	08/2017	JPY	3,464		31	0	0
CBK	07/2017	EUR	215		242	0	(3)
	08/2017	JPY	490,000		4,428	62	0
GLM	07/2017		1,600		14	0	0
JPM	07/2017		$48	AUD	65	2	0
	07/2017		195	EUR	173	2	0
	08/2017	ZAR	428		$32	0	(1)
SCX	08/2017	PLN	247		64	0	(3)
UAG	07/2017	GBP	32		41	0	(1)
	08/2017		$41	GBP	32	1	0

Total Forward Foreign Currency Contracts						$69	$(9)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.082%	$300	$(6)	$7	$1	$0

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	07/06/2017	$3,040	$0	$16	$16	$0
GST	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	1,676	0	(19)	0	(19)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	7,542	0	85	85	0

							$0	$82	$101	$(19)

Total Swap Agreements							$(6)	$89	$102	$(19)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$4,357	$0	$4,357
	$0	$4,357	$0	$4,357
Investments in Affiliates, at Value
Mutual Funds	30,464	0	0	30,464
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,588	0	0	7,588

	$38,052	$0	$0	$38,052

Total Investments	$38,052	$4,357	$0	$42,409
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	171	0	171
	$0	$196	$0	$196
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(18)	0	(21)
Over the counter	0	(28)	0	(28)

	$(3)	$(46)	$0	$(49)

Total Financial Derivative Instruments	$(3)	$150	$0	$147

Totals	$38,049	$4,507	$0	$42,556

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2035 Fund

June 30, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.2%
SHORT-TERM INSTRUMENTS 10.2%
REPURCHASE AGREEMENTS (d) 0.4%			$116

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 9.8%
(0.128)% due 08/21/2017 - 08/28/2017 (a)(b)	JPY	290,000	2,579

Total Short-Term Instruments (Cost $2,729)			2,695

Total Investments in Securities (Cost $2,729)			2,695

	SHARES
INVESTMENTS IN AFFILIATES 89.1%
MUTUAL FUNDS (c) 68.8%
PIMCO CommodityRealReturn Strategy Fund®		78,966	515
PIMCO Emerging Local Bond Fund		69,696	522
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		21,914	231
PIMCO High Yield Fund		115,390	1,038
PIMCO Income Fund		142,896	1,765
PIMCO Long Duration Total Return Fund		54,397	599
PIMCO Long-Term Credit Fund		49,789	599
PIMCO Real Return Asset Fund		111,122	911
PIMCO Real Return Fund		33,260	364
PIMCO RealEstateRealReturn Strategy Fund		134,158	1,108
PIMCO StocksPLUS® Fund		937,261	9,654
PIMCO Total Return Fund		74,075	758

Total Mutual Funds (Cost $15,484)			18,064

SHORT-TERM INSTRUMENTS 20.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.3%
PIMCO Short-Term Floating NAV Portfolio III		537,628	5,315

Total Short-Term Instruments (Cost $5,315)			5,315

Total Investments in Affiliates (Cost $20,799)			23,379

Total Investments 99.3% (Cost $23,528)			$26,074
Financial Derivative Instruments (e)(f) 0.4% (Cost or Premiums, net $19)			92
Other Assets and Liabilities, net 0.3%			88

Net Assets 100.0%			$26,254

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$116	U.S. Treasury Notes 3.500% due 05/15/2020(2)	$(122)	$116	$116

Total Repurchase Agreements						$(122)	$116	$116

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	9	$89	$21

Total Purchased Options				$89	$21

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	9	$(66)	$(14)

Total Written Options				$(66)	$(14)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	6	$(726)	$2	$0	$0
Mini MSCI Emerging Markets Index September Futures	09/2017	6	(302)	(1)	0	(2)

				$1	$0	$(2)

Total Futures Contracts				$1	$0	$(2)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022	$2,400	$(38)	$(7)	$(45)	$0	$(1)

Total Swap Agreements				$(38)	$(7)	$(45)	$0	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $98 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	41	$	31	$0	$0
	08/2017	$	31	AUD	41	0	0
BPS	07/2017		33	EUR	29	0	0
	07/2017		21	JPY	2,300	0	0
	08/2017	EUR	29	$	33	0	0
	08/2017	JPY	2,300		21	0	0
CBK	07/2017	EUR	67		75	0	(1)
GLM	07/2017	JPY	2,300		21	0	0
JPM	07/2017	$	30	AUD	41	1	0
	07/2017		43	EUR	38	1	0
SCX	08/2017	PLN	226	$	59	0	(3)
UAG	08/2017	JPY	290,000		2,616	33	0

Total Forward Foreign Currency Contracts						$35	$(4)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.082%	$200	$(4)	$5	$1	$0

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	07/06/2017	$2,094	$0	$11	$11	$0
GST	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	1,114	0	59	59	0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	5,075	0	(14)	0	(14)

							$0	$56	$70	$(14)

Total Swap Agreements							$(4)	$61	$71	$(14)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$116	$0	$116
Japan Treasury Bills	0	2,579	0	2,579
	$0	$2,695	$0	$2,695

Investments in Affiliates, at Value
Mutual Funds	18,064	0	0	18,064
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,315	0	0	5,315

	$23,379	$0	$0	$23,379

Total Investments	$23,379	$2,695	$0	$26,074

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	21	0	21
Over the counter	0	106	0	106
	$0	$127	$0	$127

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(15)	0	(17)
Over the counter	0	(18)	0	(18)

	$(2)	$(33)	$0	$(35)

Total Financial Derivative Instruments	$(2)	$94	$0	$92

Totals	$23,377	$2,789	$0	$26,166

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2040 Fund

June 30, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.3%
SHORT-TERM INSTRUMENTS 10.3%
REPURCHASE AGREEMENTS (d) 0.5%			$132

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 9.8%
(0.129)% due 08/21/2017 - 08/28/2017 (a)(b)	JPY	300,000	2,667

Total Short-Term Instruments (Cost $2,831)			2,799

Total Investments in Securities (Cost $2,831)			2,799

	SHARES
INVESTMENTS IN AFFILIATES 88.8%
MUTUAL FUNDS (c) 66.2%
PIMCO CommodityRealReturn Strategy Fund®		80,537	525
PIMCO Emerging Local Bond Fund		63,078	472
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		21,097	222
PIMCO High Yield Fund		104,474	940
PIMCO Income Fund		119,259	1,473
PIMCO Long Duration Total Return Fund		42,937	473
PIMCO Long-Term Credit Fund		39,300	473
PIMCO Real Return Asset Fund		79,003	648
PIMCO Real Return Fund		31,488	345
PIMCO RealEstateRealReturn Strategy Fund		148,627	1,228
PIMCO StocksPLUS® Fund		1,044,849	10,762
PIMCO Total Return Fund		51,386	526

Total Mutual Funds (Cost $15,337)			18,087

SHORT-TERM INSTRUMENTS 22.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.6%
PIMCO Short-Term Floating NAV Portfolio III		626,242	6,191

Total Short-Term Instruments (Cost $6,191)			6,191

Total Investments in Affiliates (Cost $21,528)			24,278

Total Investments 99.1% (Cost $24,359)			$27,077
Financial Derivative Instruments (e)(f) 0.4% (Cost or Premiums, net $24)			96
Other Assets and Liabilities, net 0.5%			157

Net Assets 100.0%			$27,330

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$132	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	$(136)	$132	$132

Total Repurchase Agreements						$(136)	$132	$132

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	11	$109	$25

Total Purchased Options				$109	$25

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	11	$(81)	$(16)

Total Written Options				$(81)	$(16)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	4	$(484)	$1	$0	$0
Mini MSCI Emerging Markets Index September Futures	09/2017	7	(353)	(1)	0	(2)

				$0	$0	$(2)

Total Futures Contracts				$0	$0	$(2)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022	$3,100	$(49)	$(9)	$(58)	$0	$(2)

Total Swap Agreements				$(49)	$(9)	$(58)	$0	$(2)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $163 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	41		$31	$0	$(1)
	08/2017		$31	AUD	41	0	0
BOA	07/2017		40	GBP	31	1	0
	07/2017		11	JPY	1,206	0	0
BPS	07/2017		32	EUR	28	0	0
	07/2017		20	JPY	2,193	0	0
	08/2017	EUR	28		$32	0	0
	08/2017	JPY	2,193		20	0	0
CBK	07/2017	EUR	195		219	0	(3)
GLM	07/2017	JPY	3,400		31	0	0
JPM	07/2017		$30	AUD	41	1	0
	07/2017		188	EUR	167	3	0
SCX	08/2017	PLN	198		$51	0	(2)
UAG	07/2017	GBP	31		40	0	(1)
	08/2017	JPY	300,000		2,704	31	0
	08/2017		$40	GBP	31	1	0

Total Forward Foreign Currency Contracts						$37	$(7)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.082%	$200	$(4)	$5	$1	$0

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	07/06/2017	$2,345	$0	$52	$52	$0
GST	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	1,203	0	(2)	0	(2)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	5,624	0	10	10	0

							$0	$60	$62	$(2)

Total Swap Agreements							$(4)	$65	$63	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$132	$0	$132
Japan Treasury Bills	0	2,667	0	2,667
	$0	$2,799	$0	$2,799

Investments in Affiliates, at Value
Mutual Funds	18,087	0	0	18,087
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,191	0	0	6,191

	$24,278	$0	$0	$24,278

Total Investments	$24,278	$2,799	$0	$27,077

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	100	0	100
	$0	$125	$0	$125

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(18)	0	(20)
Over the counter	0	(9)	0	(9)

	$(2)	$(27)	$0	$(29)

Total Financial Derivative Instruments	$(2)	$98	$0	$96

Totals	$24,276	$2,897	$0	$27,173

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2045 Fund

June 30, 2017 (Unaudited

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.4%
SHORT-TERM INSTRUMENTS 9.4%
JAPAN TREASURY BILLS 9.4%
(0.129)% due 08/21/2017 (a)(b)	JPY	190,000	$1,690

Total Short-Term Instruments (Cost $1,709)			1,690

Total Investments in Securities (Cost $1,709)			1,690

	SHARES
INVESTMENTS IN AFFILIATES 89.6%
MUTUAL FUNDS (c) 64.7%
PIMCO CommodityRealReturn Strategy Fund®		53,267	347
PIMCO Emerging Local Bond Fund		35,956	269
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		12,635	133
PIMCO High Yield Fund		59,626	537
PIMCO Income Fund		59,799	738
PIMCO Long Duration Total Return Fund		20,118	222
PIMCO Long-Term Credit Fund		18,414	222
PIMCO Real Return Asset Fund		46,227	379
PIMCO Real Return Fund		19,215	210
PIMCO RealEstateRealReturn Strategy Fund		102,511	847
PIMCO StocksPLUS® Fund		726,607	7,484
PIMCO Total Return Fund		21,169	217

Total Mutual Funds (Cost $9,727)			11,605

SHORT-TERM INSTRUMENTS 24.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.9%
PIMCO Short-Term Floating NAV Portfolio III		450,714	4,455

Total Short-Term Instruments (Cost $4,455)			4,455

Total Investments in Affiliates (Cost $14,182)			16,060

Total Investments 99.0% (Cost $15,891)			$17,750
Financial Derivative Instruments (d)(e) 0.4% (Cost or Premiums, net $26)			67
Other Assets and Liabilities, net 0.6%			117

Net Assets 100.0%			$17,934

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	11	$109	$25

Total Purchased Options				$109	$25

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	11	$(81)	$(17)

Total Written Options				$(81)	$(17)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	4	$(484)	$1	$0	$0
Mini MSCI Emerging Markets Index September Futures	09/2017	4	(202)	(1)	0	(1)

				$0	$0	$(1)

Total Futures Contracts				$0	$0	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022	$2,300	$(36)	$(7)	$(42)	$0	$(1)

Total Swap Agreements				$(36)	$(7)	$(42)	$0	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $103 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	24	$	18	$0	$0
	08/2017		$18	AUD	24	0	0
BOA	07/2017	JPY	1,206	$	11	0	0
	07/2017		$23	GBP	18	0	0
BPS	07/2017		18	EUR	16	0	0
	07/2017		11	JPY	1,207	0	0
	08/2017	EUR	16	$	18	0	0
	08/2017	JPY	1,206		11	0	0
CBK	07/2017	EUR	100		112	0	(2)
JPM	07/2017		$18	AUD	24	1	0
	07/2017		95	EUR	84	1	0
SCX	08/2017	PLN	139	$	36	0	(2)
UAG	07/2017	GBP	18		23	0	0
	08/2017	JPY	190,000		1,712	20	0
	08/2017		$23	GBP	18	1	0

Total Forward Foreign Currency Contracts						$23	$(4)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.082%	$100	$(2)	$2	$0	$0

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/ Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	07/06/2017	$1,626	$0	$54	$54	$0
GST	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	872	0	(1)	0	(1)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	3,868	0	(11)	0	(11)

							$0	$42	$54	$(12)

Total Swap Agreements							$(2)	$44	$54	$(12)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$1,690	$0	$1,690
	$0	$1,690	$0	$1,690

Investments in Affiliates, at Value
Mutual Funds	11,605	0	0	11,605
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,455	0	0	4,455

	$16,060	$0	$0	$16,060

Total Investments	$16,060	$1,690	$0	$17,750

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	77	0	77
	$0	$102	$0	$102

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(18)	0	(19)
Over the counter	0	(16)	0	(16)

	$(1)	$(34)	$0	$(35)

Total Financial Derivative Instruments	$(1)	$68	$0	$67

Totals	$16,059	$1,758	$0	$17,817

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2050 Fund

June 30, 2017 (Unaudited)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.3%
SHORT-TERM INSTRUMENTS 10.3%
REPURCHASE AGREEMENTS (d) 0.6%			$154

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 9.7%
(0.129)% due 08/21/2017 (a)(b)	JPY	300,000	2,667

Total Short-Term Instruments (Cost $2,853)			2,821

Total Investments in Securities (Cost $2,853)			2,821

	SHARES
INVESTMENTS IN AFFILIATES 88.9%
MUTUAL FUNDS (c) 63.7%
PIMCO CommodityRealReturn Strategy Fund®		81,032	528
PIMCO Emerging Local Bond Fund		51,722	387
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		18,164	191
PIMCO High Yield Fund		85,737	772
PIMCO Income Fund		80,437	994
PIMCO Long Duration Total Return Fund		25,478	281
PIMCO Long-Term Credit Fund		23,320	281
PIMCO Real Return Asset Fund		65,144	534
PIMCO Real Return Fund		28,253	309
PIMCO RealEstateRealReturn Strategy Fund		161,895	1,337
PIMCO StocksPLUS® Fund		1,134,428	11,685
PIMCO Total Return Fund		24,141	247

Total Mutual Funds (Cost $14,626)			17,546

SHORT-TERM INSTRUMENTS 25.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.2%
PIMCO Short-Term Floating NAV Portfolio III		702,327	6,943

Total Short-Term Instruments (Cost $6,943)			6,943

Total Investments in Affiliates (Cost $21,569)			24,489

Total Investments 99.2% (Cost $24,422)			$27,310
Financial Derivative Instruments (e)(f) 0.4% (Cost or Premiums, net $34)			103
Other Assets and Liabilities, net 0.4%			126

Net Assets 100.0%			$27,539

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$154	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	$(161)	$154	$154

Total Repurchase Agreements						$(161)	$154	$154

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	15	$149	$34

Total Purchased Options				$149	$34

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	15	$(111)	$(23)

Total Written Options				$(111)	$(23)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	5	$(605)	$1	$0	$0
Mini MSCI Emerging Markets Index September Futures	09/2017	6	(302)	(1)	0	(2)

				$0	$0	$(2)

Total Futures Contracts				$0	$0	$(2)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022	$4,800	$(76)	$(14)	$(90)	$0	$(2)

Total Swap Agreements				$(76)	$(14)	$(90)	$0	$(2)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $131 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2017	AUD	46		$35	$0	$0
	08/2017		$35	AUD	46	0	0
BOA	07/2017		45	GBP	35	1	0
	07/2017		46	JPY	5,046	0	(1)
BPS	07/2017		32	EUR	28	0	0
	07/2017		22	JPY	2,454	0	0
	08/2017	EUR	28		$32	0	0
	08/2017	JPY	2,454		22	0	0
CBK	07/2017	EUR	197		222	0	(3)
GLM	07/2017	JPY	7,500		68	1	0
JPM	07/2017		$34	AUD	46	1	0
	07/2017		190	EUR	169	3	0
SCX	08/2017	PLN	249		$64	0	(3)
UAG	07/2017	GBP	35		45	0	(1)
	08/2017	JPY	300,000		2,703	31	0
	08/2017		$45	GBP	35	1	0

Total Forward Foreign Currency Contracts						$38	$(8)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.082%	$200	$(4)	$5	$1	$0

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	07/06/2017	$2,532	$0	$72	$72	$0
GST	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	1,377	0	(11)	0	(11)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	6,008	0	4	4	0

							$0	$65	$76	$(11)

Total Swap Agreements							$(4)	$70	$77	$(11)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$154	$0	$154
Japan Treasury Bills	0	2,667	0	2,667
	$0	$2,821	$0	$2,821

Investments in Affiliates, at Value
Mutual Funds	17,546	0	0	17,546
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,943	0	0	6,943
	$24,489	$0	$0	$24,489

Total Investments	$24,489	$2,821	$0	$27,310

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	34	0	34
Over the counter	0	115	0	115

	$0	$149	$0	$149

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(25)	0	(27)
Over the counter	0	(19)	0	(19)

	$(2)	$(44)	$0	$(46)

Total Financial Derivative Instruments	$(2)	$105	$0	$103

Totals	$24,487	$2,926	$0	$27,413

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2055 Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.3%
SHORT-TERM INSTRUMENTS 10.3%
JAPAN TREASURY BILLS 10.3%
(0.129)% due 08/21/2017 (a)(b)	JPY	50,000	$444

Total Short-Term Instruments (Cost $450)			444

Total Investments in Securities (Cost $450)			444

	SHARES
INVESTMENTS IN AFFILIATES 85.9%
MUTUAL FUNDS (c) 63.4%
PIMCO CommodityRealReturn Strategy Fund®		12,791	83
PIMCO Emerging Local Bond Fund		8,145	61
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		2,854	30
PIMCO High Yield Fund		13,481	121
PIMCO Income Fund		12,670	157
PIMCO Long Duration Total Return Fund		4,002	44
PIMCO Long-Term Credit Fund		3,663	44
PIMCO Real Return Asset Fund		10,290	85
PIMCO Real Return Fund		4,458	49
PIMCO RealEstateRealReturn Strategy Fund		25,083	207
PIMCO StocksPLUS® Fund		176,956	1,823
PIMCO Total Return Fund		3,801	39

Total Mutual Funds (Cost $2,357)			2,743

SHORT-TERM INSTRUMENTS 22.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.5%
PIMCO Short-Term Floating NAV Portfolio III		98,769	976

Total Short-Term Instruments (Cost $976)			976

Total Investments in Affiliates (Cost $3,333)			3,719

Total Investments 96.2% (Cost $3,783)			$4,163
Financial Derivative Instruments (d)(e) 0.4% (Cost or Premiums, net $2)			16
Other Assets and Liabilities, net 3.4%			148

Net Assets 100.0%			$4,327

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	1	$10	$2

Total Purchased Options				$10	$2

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	1	$(8)	$(2)

Total Written Options				$(8)	$(2)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	1	$(121)	$0	$0	$0
Mini MSCI Emerging Markets Index September Futures	09/2017	1	(50)	0	0	0

				$0	$0	$0

Total Futures Contracts				$0	$0	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022	$200	$(3)	$(1)	$(4)	$0	$0

Total Swap Agreements				$(3)	$(1)	$(4)	$0	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $24 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	JPY	329	$	3	$0	$0
BPS	07/2017		$3	EUR	3	0	0
	07/2017		3	JPY	329	0	0
	08/2017	EUR	3	$	3	0	0
	08/2017	JPY	329		3	0	0
CBK	07/2017	EUR	8		9	0	0
JPM	07/2017		$6	EUR	5	0	0
SCX	08/2017	PLN	13	$	3	0	0
UAG	08/2017	JPY	50,000		451	5	0

Total Forward Foreign Currency Contracts						$5	$0

Swap Agreements:

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	07/06/2017	$395	$0	$1	$1	$0
GST	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	217	0	4	4	0
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	937	0	6	6	0

							$0	$11	$11	$0

Total Swap Agreements							$0	$11	$11	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$444	$0	$444
	$0	$444	$0	$444

Investments in Affiliates, at Value
Mutual Funds	2,743	0	0	2,743
Short-Term Instruments
Central Funds Used for Cash Management Purposes	976	0	0	976

	$3,719	$0	$0	$3,719

Total Investments	$3,719	$444	$0	$4,163

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2	0	2
Over the counter	0	16	0	16
	$0	$18	$0	$18

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2)	$0	$(2)

Total Financial Derivative Instruments	$0	$16	$0	$16

Totals	$3,719	$460	$0	$4,179

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Income Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
JAPAN TREASURY BILLS 3.6%
(0.129)% due 08/21/2017 (a)(b)	JPY	140,000	$1,245

Total Short-Term Instruments (Cost $1,259)			1,245

Total Investments in Securities (Cost $1,259)			1,245

	SHARES
INVESTMENTS IN AFFILIATES 95.8%
MUTUAL FUNDS (c) 81.7%
PIMCO CommodityRealReturn Strategy Fund®		102,316	667
PIMCO Emerging Local Bond Fund		116,295	871
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		200,461	2,109
PIMCO High Yield Fund		192,462	1,732
PIMCO Income Fund		377,880	4,667
PIMCO Long Duration Total Return Fund		75,989	837
PIMCO Long-Term Credit Fund		69,552	837
PIMCO Real Return Asset Fund		216,008	1,771
PIMCO Real Return Fund		306,911	3,358
PIMCO RealEstateRealReturn Strategy Fund		104,591	864
PIMCO StocksPLUS® Fund		725,918	7,477
PIMCO Total Return Fund		284,528	2,911

Total Mutual Funds (Cost $26,830)			28,101

SHORT-TERM INSTRUMENTS 14.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.1%
PIMCO Short-Term Floating NAV Portfolio III		488,951	4,834

Total Short-Term Instruments (Cost $4,834)			4,834

Total Investments in Affiliates (Cost $31,664)			32,935

Total Investments 99.4% (Cost $32,923)			$34,180
Financial Derivative Instruments (d)(e) 0.3% (Cost or Premiums, net $84)			102
Other Assets and Liabilities, net 0.3%			99

Net Assets 100.0%			$34,381

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	1,700.000	12/15/2017	8	$23	$3
Put - CBOE S&P 500	1,850.000	12/15/2017	8	37	5
Put - CBOE S&P 500	1,875.000	06/15/2018	7	19	18
Put - CBOE S&P 500	2,000.000	06/15/2018	8	32	30

				$111	$56

Total Purchased Options				$111	$56

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,500.000	12/15/2017	8	$(11)	$(1)
Put - CBOE S&P 500	1,675.000	06/15/2018	8	(12)	(11)

				$(23)	$(12)

Total Written Options				$(23)	$(12)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	3	$(363)	$2	$0	$0
Mini MSCI Emerging Markets Index September Futures	09/2017	4	(202)	(1)	0	(1)

				$1	$0	$(1)

Total Futures Contracts				$1	$0	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022	$1,100	$(17)	$(4)	$(21)	$0	$(1)

Total Swap Agreements				$(17)	$(4)	$(21)	$0	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $77 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	91	$	69	$0	$(1)
	08/2017		$69	AUD	91	1	0
BOA	07/2017	JPY	20,841	$	190	5	0
BPS	07/2017		$23	JPY	2,540	0	0
	08/2017	JPY	2,540	$	23	0	0
GLM	07/2017		$165	JPY	18,300	0	(2)
JPM	07/2017		67	AUD	91	3	0
SCX	08/2017	PLN	121	$	31	0	(2)
UAG	08/2017	JPY	140,000		1,262	14	0

Total Forward Foreign Currency Contracts						$23	$(5)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.082%	$200	$(4)	$5	$1	$0

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	1	1-Month USD-LIBOR plus a specified spread	07/06/2017	$1,549	$0	$7	$7	$0
GST	Receive	Vanguard Small-Cap ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	863	0	(1)	0	(1)
JPM	Receive	Vanguard FTSE Developed Markets ETF	1	1-Month USD-LIBOR less a specified spread	07/06/2017	3,944	0	35	35	0

							$0	$41	$42	$(1)

Total Swap Agreements							$(4)	$46	$43	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$1,245	$0	$1,245
	$0	$1,245	$0	$1,245

Investments in Affiliates, at Value
Mutual Funds	28,101	0	0	28,101
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,834	0	0	4,834

	$32,935	$0	$0	$32,935

Total Investments	$32,935	$1,245	$0	$34,180

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	56	0	56
Over the counter	0	66	0	66
	$0	$122	$0	$122

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(13)	0	(14)
Over the counter	0	(6)	0	(6)

	$(1)	$(19)	$0	$(20)

Total Financial Derivative Instruments	$(1)	$103	$0	$102

Totals	$32,934	$1,348	$0	$34,282

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 82.4%
Abacus Innovations Corp.
3.500% due 08/16/2023	$8,363	$8,435
Acadia Healthcare Co., Inc.
3.801% due 02/16/2023	5,671	5,718
Accudyne Industries LLC
4.226% due 12/13/2019	18,875	18,757
Advanced Disposal Services, Inc.
3.939% due 11/10/2023	4,454	4,482
Aerial Merger Sub, Inc.
TBD% due 08/28/2019	814	823
TBD% due 02/28/2024	2,811	2,835
AES Corp.
3.192% due 05/24/2022	2,160	2,157
Air Medical Group Holdings, Inc.
4.474% due 04/28/2022	4,283	4,212
5.159% due 04/28/2022	10,741	10,713
Air Methods Corp.
4.796% due 04/21/2024	3,811	3,777
Albertsons LLC
4.045% due 08/22/2021	4,594	4,607
4.450% due 06/22/2023	7,908	7,944
Alere, Inc.
4.480% due 06/18/2022	1,625	1,630
Alliant Holdings, Inc.
4.417% due 08/12/2022	6,175	6,194
Almonde, Inc.
4.736% due 06/13/2024	5,125	5,132
8.459% due 06/13/2025	2,425	2,475
Alpha BV
4.296% due 01/31/2024	5,375	5,398
Altice Financing S.A.
3.908% due 07/15/2025	1,306	1,304
American Axle & Manufacturing, Inc.
3.470% due 04/06/2024	3,663	3,649
American Builders & Contractors Supply Co., Inc.
3.726% due 10/31/2023	9,094	9,125
American Renal Holdings, Inc.
TBD% due 06/14/2024	2,200	2,197
AmWINS Group, Inc.
TBD% - 7.000% due 01/25/2024	1,692	1,694
Ancestry.com Operations, Inc.
4.340% due 10/19/2023	9,801	9,904
9.460% due 10/19/2024	2,610	2,637
Aramark Services, Inc.
3.226% due 03/28/2024	2,494	2,512
Ascend Learning LLC
TBD% due 07/05/2022	1,600	1,603
ASP MCS Acquisition Corp.
5.959% due 05/18/2024	1,575	1,597
Asurion LLC
4.226% due 11/03/2023	2,248	2,264
4.295% due 07/08/2020	2,634	2,648
4.476% due 08/04/2022	1,277	1,285
Atrium Innovations, Inc.
4.796% due 02/13/2021	4,121	4,141
AVAST Software BV
4.546% due 09/30/2023	2,194	2,217
Avolon Holdings Ltd.
3.462% due 09/20/2020	844	851
3.962% due 03/20/2022	7,381	7,455
AWAS Finance Luxembourg S.A.
3.910% due 07/16/2018	6,653	6,667
AWAS Finance Luxembourg SARL
4.480% due 06/10/2018	1,970	1,975
Axalta Coating Systems U.S. Holdings, Inc.
3.296% due 06/01/2024	10,050	10,095
B&G Foods, Inc.
3.476% due 11/02/2022	3,173	3,194
Bass Pro Group LLC
4.367% due 06/05/2020	3,663	3,661
6.046% due 06/09/2018	1,340	1,347
6.296% due 12/16/2023	3,935	3,833
Beacon Roofing Supply, Inc.
3.959% - 6.000% due 10/01/2022	6,150	6,185
Berlin Packaging LLC
4.300% - 4.550% due 10/01/2021	5,842	5,865

Berry Plastics Group, Inc.
3.367% due 02/08/2020	453	453
3.367% due 01/06/2021	547	550
3.617% due 01/19/2024	249	250
3.617% - 3.726% due 10/01/2022	4,970	4,981
BJ’s Wholesale Club, Inc.
4.968% due 02/03/2024	5,025	4,883
Black Knight InfoServ LLC
3.500% due 05/27/2022	1,264	1,274
BMC Foreign Holding Co.
5.296% due 09/10/2022	286	288
BMC Software Finance, Inc.
5.226% due 09/10/2022	10,482	10,518
Boyd Gaming Corp.
3.688% due 09/15/2023	3,229	3,238
Brand Energy & Infrastructure Services, Inc.
TBD% due 06/21/2024	7,275	7,262
Brickman Group Ltd. LLC
4.209% - 4.224% due 12/18/2020	3,570	3,582
Bright Bidco BV
TBD% due 02/27/2024	15,480	15,722
Burger King Worldwide, Inc.
3.476% - 3.546% due 02/16/2024	19,934	19,929
BWAY Holding Co.
4.326% due 04/03/2024	3,400	3,401
Cactus Wellhead LLC
7.226% due 07/31/2020	699	677
Caesars Entertainment Operating Co., Inc.
TBD% due 03/31/2024	9,975	9,956
Calpine Corp.
4.046% due 01/15/2024	319	319
Camelot UK Holdco Ltd.
4.726% due 10/03/2023	2,407	2,424
Capsugel Holdings U.S., Inc.
4.226% due 07/31/2021	6,349	6,352
Casablanca Holdings, Inc.
5.976% due 03/15/2024	2,394	2,396
Casella Waste Systems, Inc.
3.959% - 6.000% due 10/17/2023	1,766	1,776
Catalent Pharma Solutions, Inc.
3.976% due 05/20/2021	4,543	4,589
Cavium, Inc.
3.466% due 08/16/2022	1,025	1,030
CBS Radio, Inc.
TBD% due 10/17/2023	5,314	5,346
CCC Information Services, Inc.
4.226% due 04/27/2024	550	549
CD&R Plumb Buyer LLC
TBD% due 06/25/2018	725	721
CDRH Parent, Inc.
5.320% due 07/01/2021	1,379	1,094
CenturyLink, Inc.
1.375% due 01/31/2025	23,725	23,496
CH Hold Corp.
3.000% due 02/01/2024	180	180
4.226% due 02/01/2024	1,791	1,800
8.476% due 02/01/2025	400	411
Change Healthcare Holdings, Inc.
3.976% due 03/01/2024	9,501	9,515
Charter Communications Operating LLC
3.230% due 07/01/2020	3,226	3,238
3.480% due 01/15/2024	14,693	14,765
Chobani LLC
5.476% due 10/07/2023	2,538	2,559
CityCenter Holdings LLC
3.716% due 04/18/2024	4,175	4,187
Clark Equipment Co.
3.929% due 05/18/2024	7,930	7,956
Colorado Buyer, Inc.
4.170% due 05/01/2024	9,744	9,815
8.420% due 05/01/2025	4,740	4,811
Columbus McKinnon Corp.
4.296% due 01/31/2024	639	646
CommScope, Inc.
3.296% due 12/29/2022	3,913	3,935
Community Health Systems, Inc.
4.045% - 4.202% due 01/27/2021	6,047	6,045
Consolidated Communications, Inc.
TBD% due 10/05/2023	1,379	1,388
Convatec, Inc.
3.796% due 10/31/2023	2,090	2,103
Cortes NP Acquisition Corp.
5.226% due 11/30/2023	4,040	4,060
CPG International, Inc.
5.046% due 05/03/2024	10,610	10,621

Darling International, Inc.
3.730% due 01/06/2021	3,144	3,173
DaVita Healthcare Partners, Inc.
3.976% due 06/24/2021	5,133	5,169
Dayco Products LLC
6.178% due 05/19/2023	3,225	3,221
Dayton Power & Light Co.
4.480% due 08/24/2022	1,990	2,023
Dell, Inc.
3.730% due 09/07/2023	17,894	17,989
Delos Finance SARL
3.546% due 10/06/2023	13,025	13,108
Delta SARL
4.504% due 02/01/2024	12,582	12,607
Diamond Resorts Corp.
7.226% due 08/11/2023	10,918	11,006
DigitalGlobe, Inc.
3.976% due 01/15/2024	2,935	2,943
DJO Finance LLC
4.301% - 4.476% due 06/08/2020	4,186	4,148
Dole Food Co., Inc.
4.076% - 4.296% due 04/06/2024	348	349
Dynegy, Inc.
4.476% due 02/07/2024	798	797
Eldorado Resorts LLC
3.375% due 04/17/2024	4,638	4,612
Endo Luxembourg Finance Co. SARL
5.500% due 04/29/2024	16,225	16,381
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018	6,800	6,828
4.295% due 06/30/2017	26,422	26,476
Envision Healthcare Corp.
TBD% due 12/01/2023	8,811	8,860
Equinix, Inc.
3.726% due 01/06/2023	2,608	2,624
ESH Hospitality, Inc.
3.726% due 08/30/2023	6,204	6,234
EWT Holdings Corp.
5.046% due 01/15/2021	3,388	3,409
5.796% due 01/15/2021	123	124
FCA U.S. LLC
3.160% due 12/31/2018	3,587	3,609
First Data Corp.
TBD% due 07/08/2022	12,559	12,564
3.389% due 07/10/2022	2,350	2,349
3.716% due 04/26/2024	10,164	10,172
Flex Acquisition Co., Inc.
4.398% due 12/29/2023	7,100	7,137
Flying Fortress, Inc.
3.546% due 04/30/2020	3,600	3,622
Fortress Investment Group LLC
TBD% due 06/02/2022	6,975	7,024
Freedom Mortgage Corp.
TBD% due 02/23/2022	5,429	5,490
Gardner Denver, Inc.
4.546% due 07/30/2020	16,727	16,786
Gartner, Inc.
3.226% due 03/20/2022	1,191	1,197
3.226% due 04/05/2024	493	496
Gates Global LLC
4.546% due 04/01/2024	5,442	5,455
Gavilan Resources LLC
7.076% due 03/01/2024	3,300	3,143
Generac Power Systems, Inc.
3.398% due 05/31/2023	1,304	1,312
General Nutrition Centers, Inc.
3.730% due 03/04/2019	1,356	1,280
Global Payments, Inc.
3.226% due 04/22/2023	2,429	2,443
Go Daddy Operating Co. LLC
3.726% due 02/15/2024	1,598	1,604
Granite Acquisition, Inc.
5.296% due 12/19/2021	2,051	2,061
Greatbatch Ltd.
4.710% due 10/27/2022	2,888	2,902
Grifols Worldwide Operations USA, Inc.
3.436% - 5.500% due 01/31/2025	7,531	7,552
HCA, Inc.
3.226% due 03/17/2023	1,077	1,081
3.476% due 02/15/2024	5,787	5,819
HD Supply, Inc.
4.046% due 08/13/2021	3,986	4,001
4.046% due 10/17/2023	3,499	3,520
Hearthside Group Holdings LLC
4.226% due 06/02/2021	1,810	1,821

Helix Gen Funding LLC
4.960% due 06/02/2024	9,387	9,466
Hilton Worldwide Finance LLC
3.216% due 10/25/2023	13,439	13,494
HUB International Ltd.
4.422% due 10/02/2020	4,882	4,905
Huntsman International LLC
3.871% due 10/01/2021	1,053	1,060
4.121% due 04/01/2023	4,386	4,409
Immucor, Inc.
TBD% due 06/15/2021	3,000	3,026
5.000% due 08/17/2018	5,240	5,258
INC Research LLC
TBD% due 06/27/2024	4,000	4,013
Ineos Styrolution Group GmbH
4.046% due 04/01/2024	1,269	1,278
Ineos U.S. Finance LLC
3.976% due 03/31/2022	5,111	5,133
3.976% due 04/01/2024	89	90
Informatica Corp.
4.796% due 08/05/2022	3,100	3,101
Intelsat Jackson Holdings S.A.
4.000% due 06/30/2019	2,544	2,526
inVentiv Health, Inc.
4.952% due 11/09/2023	4,751	4,773
ION Media Networks, Inc.
4.130% due 12/18/2020	800	805
4.500% due 12/18/2020	1,625	1,634
J.C. Penney Corp., Inc.
5.450% due 06/23/2023	586	580
Jacobs Douwe Egberts International BV
3.438% due 07/02/2022	3,500	3,525
Jaguar Holding Co.
TBD% due 08/18/2022	9,436	9,448
Jefferies Finance LLC
4.688% due 05/14/2020	1,924	1,924
Jeld-Wen, Inc.
4.296% due 07/01/2022	2,857	2,886
KAR Auction Services, Inc.
4.188% due 03/09/2021	597	602
4.500% due 03/09/2023	1,633	1,646
Kinetic Concepts, Inc.
4.546% due 02/02/2024	11,000	10,961
Klockner-Pentaplast of America, Inc.
4.546% due 04/28/2020	1,914	1,920
Kronos Worldwide, Inc.
4.300% due 02/18/2020	1,297	1,303
Kronos, Inc.
4.680% due 11/01/2023	4,080	4,112
Las Vegas Sands LLC
3.230% due 03/29/2024	8,586	8,606
Level 3 Financing, Inc.
3.466% due 02/22/2024	12,200	12,243
Lightstone Generation LLC
5.724% due 01/30/2024	3,185	3,118
Limetree Bay Terminals LLC
6.159% - 8.250% due 02/15/2024	1,297	1,310
Lions Gate Entertainment Corp.
4.226% due 12/08/2023	896	901
Live Nation Entertainment, Inc.
3.500% due 10/31/2023	2,472	2,477
LTF Merger Sub, Inc.
4.226% due 06/10/2022	4,761	4,777
LTS Buyer LLC
4.546% due 04/13/2020	3,613	3,633
MA FinanceCo. LLC
3.964% due 04/26/2024	1,354	1,356
MacDermid, Inc.
4.226% due 06/07/2023	2,043	2,051
4.726% due 06/07/2020	956	963
Mallinckrodt International Finance S.A.
4.046% due 09/24/2024	6,936	6,925
Manitowoc Foodservice, Inc.
4.226% due 03/03/2023	4,650	4,694
MaxLinear, Inc.
3.617% due 05/12/2024	1,325	1,326
MGM Growth Properties Operating Partnership LP
3.476% due 04/25/2023	16,027	16,071
Michaels Stores, Inc.
3.839% - 3.976% due 01/30/2023	6,073	6,067
Micron Technology, Inc.
3.800% due 04/26/2022	223	225
Midas Intermediate Holdco LLC
4.046% due 08/18/2021	2,684	2,695
Mission Broadcasting, Inc.
4.238% - 7.250% due 01/17/2024	415	417

MKS Instruments, Inc.
3.976% due 05/01/2023	1,974	1,987
Moran Foods LLC
7.226% due 12/05/2023	3,881	3,783
MPH Acquisition Holdings LLC
4.296% due 06/07/2023	10,572	10,584
Mueller Water Products, Inc.
3.726% - 3.796% due 11/25/2021	2,400	2,419
NAB Holdings LLC
TBD% due 07/01/2024	2,300	2,306
Nature’s Bounty Co.
4.796% due 05/05/2023	1,485	1,489
Neiman Marcus Group Ltd. LLC
4.339% due 10/25/2020	8,254	6,247
Nexstar Broadcasting, Inc.
TBD% due 01/17/2022	1,000	1,000
4.238% due 01/17/2024	4,205	4,222
NFP Corp.
TBD% due 01/08/2024	11,488	11,556
Nielsen Finance LLC
3.096% due 10/04/2023	1,470	1,473
NRG Energy, Inc.
3.546% due 06/30/2023	6,311	6,307
Numericable Group S.A.
3.944% due 07/31/2025	10,900	10,827
Numericable U.S. LLC
4.422% due 01/14/2025	3,010	3,007
Oberthur Technologies S.A.
3.750% due 12/15/2023	1,604	1,616
3.750% due 01/10/2024	990	997
ON Semiconductor Corp.
3.476% due 03/31/2023	4,690	4,703
Onex TSG Holdings Corp.
5.226% due 07/31/2022	2,065	2,075
Orion Engineered Carbons GmbH
3.796% due 07/25/2021	1,621	1,627
Ortho-Clinical Diagnostics, Inc.
5.046% due 06/30/2021	12,487	12,444
Party City Holdings, Inc.
4.180% - 4.300% due 08/19/2022	1,789	1,792
Penn National Gaming, Inc.
3.726% due 01/19/2024	1,596	1,606
Petco Animal Supplies, Inc.
4.172% due 01/26/2023	1,382	1,249
Petrobras Netherlands BV
3.257% - 3.281% due 05/10/2022	1,575	1,543
PetSmart, Inc.
4.220% due 03/11/2022	6,155	5,731
Pinnacle Foods Finance LLC
3.076% due 02/02/2024	6,169	6,196
Playa Resorts Holding BV
4.170% due 04/05/2024	2,625	2,632
Ply Gem Industries, Inc.
4.296% due 02/01/2021	2,626	2,644
Post Holdings, Inc.
TBD% due 05/24/2024	4,750	4,762
Prestige Brands, Inc.
3.976% due 01/26/2024	3,804	3,826
Prime Security Services Borrower LLC
TBD% due 05/02/2022	10,185	10,218
PSAV Holdings LLC
4.560% - 4.674% due 04/27/2024	13,388	13,388
Quest Software U.S. Holdings, Inc.
7.226% due 10/31/2022	2,935	2,986
Quikrete Holdings, Inc.
3.976% due 11/15/2023	6,925	6,920
Quintiles IMS, Inc.
3.172% - 3.296% due 03/07/2024	2,377	2,396
Quorum Health Corp.
7.976% due 04/29/2022	3,533	3,547
Rackspace Hosting, Inc.
4.672% - 4.754% due 11/03/2023	3,067	3,078
Realogy Corp.
3.476% due 07/20/2022	4,208	4,241
Rexnord LLC
3.903% - 4.043% due 08/21/2023	4,561	4,569
Reynolds Group Holdings, Inc.
4.226% due 02/05/2023	11,706	11,745
Riverbed Technology, Inc.
4.480% due 04/24/2022	4,827	4,768
RPI Finance Trust
3.296% due 03/27/2023	9,003	9,047
Sally Holdings LLC
TBD% due 06/22/2024	2,550	2,566
Samsonite International S.A.
3.476% due 08/01/2023	2,382	2,401

SBA Senior Finance LLC
3.480% due 03/24/2021	5,081	5,099
3.480% due 06/10/2022	1,277	1,281
Scientific Games International, Inc.
5.076% - 5.226% due 10/01/2021	10,428	10,543
Seattle Spinco, Inc.
4.030% due 03/14/2018	9,146	9,156
Select Medical Corp.
4.650% - 6.750% due 03/06/2024	998	1,007
Sequa Mezzanine Holdings LLC
6.672% due 11/28/2021	9,034	9,119
10.172% due 04/28/2022	3,724	3,803
Serta Simmons Bedding LLC
4.560% - 4.679% due 11/08/2023	5,137	5,136
SIG Combibloc U.S. Acquisition, Inc.
4.226% due 03/13/2022	3,020	3,040
Sinclair Television Group, Inc.
3.480% due 01/03/2024	3,209	3,217
Six Flags Theme Parks, Inc.
3.230% - 5.250% due 06/30/2022	1,000	1,010
SolarWinds Holdings, Inc.
4.726% due 02/05/2023	1,846	1,852
Spectrum Brands, Inc.
3.172% - 3.179% due 06/23/2022	2,013	2,022
Sprint Communications, Inc.
3.750% due 02/02/2024	8,803	8,812
SS&C Technologies, Inc.
3.476% due 07/08/2022	3,424	3,442
Station Casinos LLC
3.710% due 06/08/2023	10,053	10,094
Sterigenics-Nordion Holdings LLC
4.150% due 05/15/2022	5,213	5,203
Synchronoss Technologies, Inc.
4.082% due 01/19/2024	1,970	1,942
Syniverse Holdings, Inc.
4.296% due 04/23/2019	6,417	6,016
Talen Energy Supply LLC
5.226% due 04/15/2024	2,418	2,254
Team Health Holdings, Inc.
3.976% due 02/06/2024	4,247	4,229
Telenet Financing USD LLC
3.909% due 06/30/2025	6,675	6,685
Telesat Canada
4.300% due 11/17/2023	3,275	3,298
Tempo Acquisition LLC
4.060% due 05/01/2024	18,670	18,730
TEX Operations Co. LLC
3.795% due 08/04/2023	1,523	1,510
3.976% due 08/04/2023	6,644	6,588
TI Group Automotive Systems LLC
3.976% due 06/30/2022	7,458	7,467
TransDigm, Inc.
4.226% due 06/09/2023	5,318	5,319
4.226% - 4.296% due 06/04/2021	1,992	1,995
4.226% - 4.296% due 05/14/2022	7,078	7,076
TransUnion LLC
3.726% due 04/09/2023	7,419	7,478
Tribune Media Co.
4.226% due 12/27/2020	510	515
4.226% due 01/27/2024	6,363	6,415
Truck Hero, Inc.
5.156% due 04/21/2024	3,175	3,155
U.S. Anesthesia Partners, Inc.
TBD% due 06/23/2024	3,175	3,183
U.S. Foods, Inc.
3.980% due 06/27/2023	7,557	7,596
Ultra Resources, Inc.
4.117% due 04/12/2024	3,200	3,183
Unitymedia Hessen GmbH & Co. KG
TBD% due 09/30/2025	4,400	4,394
Univar USA, Inc.
3.976% due 07/01/2022	3,820	3,827
Univision Communications, Inc.
3.976% due 03/15/2024	17,380	17,092
UPC Financing Partnership
3.909% due 04/15/2025	2,700	2,706
USI, Inc.
4.180% due 05/16/2024	3,750	3,732
Utility One Source LP
6.799% due 04/07/2023	5,000	5,075
Valeant Pharmaceuticals International, Inc.
5.830% due 04/01/2022	17,245	17,498
Vantiv LLC
3.659% due 10/14/2023	2,662	2,688
VFH Parent LLC
TBD% due 10/15/2021	850	857

Virgin Media Bristol LLC
3.909% due 01/31/2025	10,775	10,794
Vizient, Inc.
4.726% due 02/13/2023	770	778
Waste Industries USA, Inc.
4.046% due 02/27/2020	2,052	2,063
West Corp.
3.726% - 3.796% due 06/17/2023	3,242	3,248
Westmoreland Coal Co.
7.796% due 12/16/2020	7,727	6,867
WEX, Inc.
4.726% due 07/01/2023	4,455	4,480
Wilsonart LLC
4.800% due 12/19/2023	7,008	7,042
Xerox Business Services LLC
5.226% due 12/07/2023	4,527	4,597
XPO Logistics, Inc.
3.405% due 11/01/2021	2,564	2,574
Yum! Brands, Inc.
3.209% due 06/16/2023	3,910	3,931
Zebra Technologies Corp.
3.723% due 10/27/2021	462	464
Ziggo Secured Finance Partnership
3.659% due 04/15/2025	4,275	4,270

Total Loan Participations and Assignments (Cost $1,369,400)		1,372,506

CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 0.9%
Aircastle Ltd.
5.000% due 04/01/2023	150	161
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025	625	595
Blackstone CQP Holdco LP
6.500% due 03/20/2021	2,100	2,112
CBRE Services, Inc.
5.000% due 03/15/2023	1,000	1,042
CIT Group, Inc.
5.800% due 06/15/2022 (b)	700	731
Crescent Communities LLC
8.875% due 10/15/2021	575	607
Crown Castle International Corp.
5.250% due 01/15/2023	1,000	1,112
CyrusOne LP
5.000% due 03/15/2024	100	103
FBM Finance, Inc.
8.250% due 08/15/2021	175	188
Howard Hughes Corp.
5.375% due 03/15/2025	250	256
Icahn Enterprises LP
6.750% due 02/01/2024	100	105
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022	750	772
MGIC Investment Corp.
5.750% due 08/15/2023	450	486
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	250	253
Navient Corp.
5.875% due 03/25/2021	550	583
6.625% due 07/26/2021	625	674
Provident Funding Associates LP
6.375% due 06/15/2025	200	206
RHP Hotel Properties LP
5.000% due 04/15/2023	775	796
Springleaf Finance Corp.
6.125% due 05/15/2022	1,025	1,084
Starwood Property Trust, Inc.
5.000% due 12/15/2021	150	156
Stearns Holdings LLC
9.375% due 08/15/2020	1,750	1,811
Tempo Acquisition LLC
6.750% due 06/01/2025	225	231
USIS Merger Sub, Inc.
6.875% due 05/01/2025	500	510

		14,574

INDUSTRIALS 5.0%
Acadia Healthcare Co., Inc.
6.500% due 03/01/2024	200	214
ADT Corp.
4.125% due 06/15/2023	1,400	1,391
6.250% due 10/15/2021	1,400	1,531

AECOM
5.125% due 03/15/2027	425	428
5.750% due 10/15/2022	665	699
5.875% due 10/15/2024	565	617
Aleris International, Inc.
9.500% due 04/01/2021	300	310
Alliance Data Systems Corp.
5.250% due 12/01/2017	1,500	1,517
5.875% due 11/01/2021	100	104
Altice Financing S.A.
7.500% due 05/15/2026	875	973
American Greetings Corp.
7.875% due 02/15/2025	50	54
Anglo American Capital PLC
3.750% due 04/10/2022	700	705
Aramark Services, Inc.
4.750% due 06/01/2026	200	208
ARD Finance S.A. (7.125% Cash or 7.875% PIK)
7.125% due 09/15/2023 (a)	1,000	1,070
Ardagh Packaging Finance PLC
4.625% due 05/15/2023	1,800	1,851
Avon International Operations, Inc.
7.875% due 08/15/2022	450	469
Axalta Coating Systems LLC
4.875% due 08/15/2024	700	724
B&G Foods, Inc.
5.250% due 04/01/2025	200	205
BCD Acquisition, Inc.
9.625% due 09/15/2023	300	325
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	100	108
BlueLine Rental Finance Corp.
9.250% due 03/15/2024	150	156
Boise Cascade Co.
5.625% due 09/01/2024	100	104
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	475	477
Boyd Gaming Corp.
6.375% due 04/01/2026	200	217
Builders FirstSource, Inc.
5.625% due 09/01/2024	500	522
Burger King Worldwide, Inc.
4.250% due 05/15/2024	775	772
BWAY Holding Co.
5.500% due 04/15/2024	350	358
Camelot Finance S.A.
7.875% due 10/15/2024	225	243
CBS Radio, Inc.
7.250% due 11/01/2024	500	517
CCO Holdings LLC
5.125% due 05/01/2023	1,250	1,316
5.875% due 04/01/2024	650	695
CDK Global, Inc.
4.875% due 06/01/2027	250	258
Cedar Fair LP
5.375% due 04/15/2027	200	212
Chemours Co.
5.375% due 05/15/2027	100	103
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	250	267
7.000% due 06/30/2024	400	448
Chobani LLC
7.500% due 04/15/2025	150	159
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	1,000	1,033
CommScope Technologies LLC
5.000% due 03/15/2027	200	200
Community Health Systems, Inc.
6.250% due 03/31/2023	600	622
Cott Holdings, Inc.
5.500% due 04/01/2025	1,025	1,048
Crown Americas LLC
4.250% due 09/30/2026	550	550
Dell International LLC
5.450% due 06/15/2023	950	1,032
6.020% due 06/15/2026	300	331
7.125% due 06/15/2024	125	137
Diamond Resorts International, Inc.
7.750% due 09/01/2023	850	903
DISH DBS Corp.
5.875% due 07/15/2022	1,000	1,077
Eagle Holding Co. LLC (7.625% Cash and 8.375% PIK)
7.625% due 05/15/2022 (a)	100	103
Eagle Materials, Inc.
4.500% due 08/01/2026	100	103

Eldorado Resorts, Inc.
6.000% due 04/01/2025		100	106
Endo Dac
5.875% due 10/15/2024		200	207
Endo Finance LLC
5.750% due 01/15/2022		2,025	1,832
EW Scripps Co.
5.125% due 05/15/2025		300	310
First Quantum Minerals Ltd.
7.250% due 04/01/2023		800	788
7.500% due 04/01/2025		600	589
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		150	156
Gartner, Inc.
5.125% due 04/01/2025		100	105
Gates Global LLC
6.000% due 07/15/2022		100	101
GFL Environmental, Inc.
5.625% due 05/01/2022		150	154
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027		200	204
Graphic Packaging International, Inc.
4.125% due 08/15/2024		425	436
Gray Television, Inc.
5.125% due 10/15/2024		650	658
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	150	120
Gulfport Energy Corp.
6.000% due 10/15/2024		$225	220
6.375% due 05/15/2025		425	420
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		100	107
HD Supply, Inc.
5.750% due 04/15/2024		200	213
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025		225	231
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024		225	229
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		500	517
4.875% due 04/01/2027		425	446
iHeartCommunications, Inc.
9.000% due 09/15/2022		1,725	1,283
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (a)		200	204
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		675	658
JC Penney Corp., Inc.
5.875% due 07/01/2023		50	50
KAR Auction Services, Inc.
5.125% due 06/01/2025		500	511
KFC Holding Co.
4.750% due 06/01/2027		300	307
5.000% due 06/01/2024		900	940
Kinetic Concepts, Inc.
7.875% due 02/15/2021		250	265
KLX, Inc.
5.875% due 12/01/2022		650	685
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		500	500
Lamar Media Corp.
5.750% due 02/01/2026		100	108
5.875% due 02/01/2022		200	207
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		225	233
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	279
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	507
Level 3 Financing, Inc.
5.250% due 03/15/2026		500	520
LifePoint Health, Inc.
5.375% due 05/01/2024		500	519
Live Nation Entertainment, Inc.
4.875% due 11/01/2024		200	204
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		1,000	945
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		1,200	1,204
Meritage Homes Corp.
5.125% due 06/06/2027		700	703
MGM Resorts International
4.625% due 09/01/2026		875	888
Murphy Oil Corp.
6.875% due 08/15/2024		150	157

Murphy Oil USA, Inc.
5.625% due 05/01/2027		200	209
6.000% due 08/15/2023		750	795
NCL Corp. Ltd.
4.750% due 12/15/2021		475	494
Netflix, Inc.
4.375% due 11/15/2026		800	800
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		325	330
NOVA Chemicals Corp.
4.875% due 06/01/2024		49	49
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,465	1,406
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		250	262
Park-Ohio Industries, Inc.
6.625% due 04/15/2027		150	158
Penn National Gaming, Inc.
5.625% due 01/15/2027		100	102
Performance Food Group, Inc.
5.500% due 06/01/2024		125	129
PetSmart, Inc.
5.875% due 06/01/2025		375	363
8.875% due 06/01/2025		525	486
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024		125	130
Platform Specialty Products Corp.
6.500% due 02/01/2022		500	519
Post Holdings, Inc.
5.500% due 03/01/2025		250	258
5.750% due 03/01/2027		250	258
6.000% due 12/15/2022		300	319
PQ Corp.
6.750% due 11/15/2022		200	216
Precision Drilling Corp.
7.750% due 12/15/2023		300	297
Prime Security Services Borrower LLC
9.250% due 05/15/2023		650	708
Regency Energy Partners LP
4.500% due 11/01/2023		500	519
5.500% due 04/15/2023		600	624
5.875% due 03/01/2022		675	744
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,500	1,537
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		500	509
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		625	666
Scientific Games International, Inc.
7.000% due 01/01/2022		875	934
ServiceMaster Co. LLC
5.125% due 11/15/2024		650	674
SFR Group S.A.
6.000% due 05/15/2022		1,200	1,257
6.250% due 05/15/2024		350	371
7.375% due 05/01/2026		800	871
Springs Industries, Inc.
6.250% due 06/01/2021		1,550	1,602
SPX FLOW, Inc.
5.625% due 08/15/2024		475	492
Standard Industries, Inc.
5.375% due 11/15/2024		900	953
5.500% due 02/15/2023		375	397
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)		250	257
Sugarhouse HSP Gaming Prop Mezz LP
5.875% due 05/15/2025		200	196
Summit Materials LLC
5.125% due 06/01/2025		250	257
Surgery Center Holdings, Inc.
6.750% due 07/01/2025		100	102
Symantec Corp.
5.000% due 04/15/2025		150	157
T-Mobile USA, Inc.
4.000% due 04/15/2022		1,700	1,773
5.125% due 04/15/2025		1,025	1,079
Team Health Holdings, Inc.
6.375% due 02/01/2025		375	365
Tempur Sealy International, Inc.
5.500% due 06/15/2026		550	560
Tennant Co.
5.625% due 05/01/2025		225	237
TES Finance PLC
6.750% due 07/15/2020	GBP	400	382
Tesoro Logistics LP
5.875% due 10/01/2020		$196	201

THC Escrow Corp.
4.625% due 07/15/2024	775	779
5.125% due 05/01/2025	100	101
U.S. Foods, Inc.
5.875% due 06/15/2024	450	469
United States Steel Corp.
8.375% due 07/01/2021	300	331
USG Corp.
4.875% due 06/01/2027	200	206
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022	225	237
7.000% due 03/15/2024	400	421
Valvoline, Inc.
5.500% due 07/15/2024	100	106
Venator Finance SARL
5.750% due 07/15/2025	500	506
VeriSign, Inc.
4.750% due 07/15/2027	725	737
Videotron Ltd.
5.125% due 04/15/2027	600	618
Virgin Media Secured Finance PLC
5.500% due 08/15/2026	300	315
Western Digital Corp.
7.375% due 04/01/2023	750	826
Wolverine World Wide, Inc.
5.000% due 09/01/2026	125	124
Wynn Las Vegas LLC
5.250% due 05/15/2027	2,725	2,795
XPO Logistics, Inc.
6.125% due 09/01/2023	150	157

		82,224

UTILITIES 0.4%
Blue Racer Midstream LLC
6.125% due 11/15/2022	500	506
Covanta Holding Corp.
5.875% due 07/01/2025	100	97
Frontier Communications Corp.
10.500% due 09/15/2022	300	287
Genesis Energy LP
5.625% due 06/15/2024	800	762
6.750% due 08/01/2022	775	781
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	250	261
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	2,125
Sprint Corp.
7.125% due 06/15/2024	1,000	1,115
7.875% due 09/15/2023	500	576
Transocean Phoenix Ltd.
7.750% due 10/15/2024	333	355
Transocean Proteus Ltd.
6.250% due 12/01/2024	285	292

		7,157

Total Corporate Bonds & Notes (Cost $101,471)		103,955

Total Investments in Securities (Cost $1,470,871)		1,476,461

	SHARES
INVESTMENTS IN AFFILIATES 16.8%
SHORT-TERM INSTRUMENTS 16.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.8%
PIMCO Short-Term Floating NAV Portfolio III	28,371,622	280,482

Total Short-Term Instruments (Cost $280,477)		280,482

Total Investments in Affiliates (Cost $280,477)		280,482

Total Investments 105.5% (Cost $1,751,348)		$1,756,943
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $0)		366
Other Assets and Liabilities, net (5.5)%		(91,363)

Net Assets 100.0%		$1,665,946

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Payment in-kind security.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$55,490	$2,036	$2,386	$4,422	$82	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	57,519	3,973	439	4,412	124	0
CDX.HY-28 5-Year Index	5.000	06/20/2022	71,400	4,926	119	5,045	164	0

				$10,935	$2,944	$13,879	$370	$0

Total Swap Agreements				$10,935	$2,944	$13,879	$370	$0

Cash of $8,888 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
GLM	08/2017	GBP	319	$	412	$0	$(4)

Total Forward Foreign Currency Contracts						$0	$(4)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$1,000	$1,299,755	$71,751	$1,372,506
Corporate Bonds & Notes
Banking & Finance	0	14,574	0	14,574
Industrials	0	82,224	0	82,224
Utilities	0	7,157	0	7,157
	$1,000	$1,403,710	$71,751	$1,476,461

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$280,482	$0	$0	$280,482

Total Investments	$281,482	$1,403,710	$71,751	$1,756,943

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$370	$0	$370

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$0	$366	$0	$366

Totals	$281,482	$1,404,076	$71,751	$1,757,309

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$33,006	$35,025	$(9,068)	$12	$(7)	$(12)	$21,484	$(8,689)	$71,751	$273

Totals	$33,006	$35,025	$(9,068)	$12	$(7)	$(12)	$21,484	$(8,689)	$71,751	$273

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$71,751	Third Party Vendor	Broker Quote	79.333 - 101.500

Total	$71,751

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.8%
CORPORATE BONDS & NOTES 52.6%
BANKING & FINANCE 26.0%
Air Lease Corp.
2.125% due 01/15/2018	$5,809	$5,820
American Express Credit Corp.
1.502% due 05/03/2019	7,600	7,624
American Tower Corp.
4.500% due 01/15/2018	3,000	3,042
Athene Global Funding
2.296% due 04/20/2020	4,600	4,612
Aviation Capital Group Corp.
4.625% due 01/31/2018	7,624	7,743
Bangkok Bank PCL
2.750% due 03/27/2018	6,300	6,328
Bank of Montreal
1.515% due 04/10/2018	160	160
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.768% due 03/05/2018	4,800	4,811
2.262% due 09/14/2018	2,700	2,724
Bayer U.S. Finance LLC
1.579% due 10/06/2017	5,250	5,251
BOC Aviation Ltd.
2.875% due 10/10/2017	6,250	6,264
Brandywine Operating Partnership LP
4.950% due 04/15/2018	1,500	1,533
Capital One N.A.
1.851% due 02/05/2018	50	50
Citigroup, Inc.
1.860% due 04/27/2018	5,320	5,340
2.052% due 07/30/2018	15,200	15,302
Commerzbank AG
1.157% due 09/20/2017	1,500	1,497
Commonwealth Bank of Australia
1.960% due 11/02/2018	190	192
Credit Suisse AG
1.850% due 04/27/2018	900	904
Dexia Credit Local S.A.
1.418% due 06/05/2018	2,955	2,950
1.889% due 03/23/2018	4,200	4,213
Discover Bank
2.000% due 02/21/2018	15,000	15,021
Erste Abwicklungsanstalt
1.431% due 03/09/2020	17,000	17,059
Ford Motor Credit Co. LLC
2.095% due 01/09/2018	1,700	1,705
General Motors Financial Co., Inc.
2.515% due 04/10/2018	4,900	4,936
2.625% due 07/10/2017	8,431	8,432
4.750% due 08/15/2017	12,315	12,357
Goldman Sachs Group, Inc.
2.023% due 12/27/2020	7,800	7,816
Harley-Davidson Financial Services, Inc.
1.569% due 03/08/2019	1,300	1,302
HBOS PLC
1.923% due 09/06/2017	5,135	5,133
Hospitality Properties Trust
6.700% due 01/15/2018	310	311
HSBC Bank PLC
1.822% due 05/15/2018	1,600	1,607
HSBC USA, Inc.
1.792% due 11/13/2019	4,800	4,807
1.949% due 08/07/2018	2,750	2,761
Hyundai Capital Services, Inc.
3.500% due 09/13/2017	7,000	7,023
ICICI Bank Ltd.
4.700% due 02/21/2018	18,373	18,682
Industrial Bank of Korea
2.375% due 07/17/2017	500	500
International Lease Finance Corp.
8.875% due 09/01/2017	8,845	8,964
JPMorgan Chase & Co.
1.712% due 03/01/2018	700	702
LeasePlan Corp. NV
2.500% due 05/16/2018	12,500	12,536
3.000% due 10/23/2017	11,060	11,095

Macquarie Bank Ltd.
1.600% due 10/27/2017	500	500
1.797% due 10/27/2017	4,035	4,042
Macquarie Group Ltd.
4.875% due 08/10/2017	6,743	6,764
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.000% due 02/28/2018	2,250	2,257
Morgan Stanley
2.003% due 01/24/2019	100	101
MUFG Americas Holdings Corp.
1.750% due 02/09/2018	2,500	2,501
National Bank of Canada
1.758% due 01/17/2020 (c)	9,150	9,182
National Retail Properties, Inc.
6.875% due 10/15/2017	13,284	13,470
Protective Life Global Funding
1.769% due 06/08/2018	7,400	7,420
Prudential Financial, Inc.
1.962% due 08/15/2018	341	343
QBE Insurance Group Ltd.
2.400% due 05/01/2018	4,000	4,004
QNB Finance Ltd.
2.572% due 05/20/2018	400	400
RCI Banque S.A.
3.500% due 04/03/2018	15,236	15,416
Santander Holdings USA, Inc.
2.642% due 11/24/2017	10,600	10,643
Siam Commercial Bank PCL
3.375% due 09/19/2017	12,200	12,232
Standard Chartered Bank
6.400% due 09/26/2017	567	573
Standard Chartered PLC
1.500% due 09/08/2017	6,790	6,793
1.559% due 09/08/2017	1,000	1,000
State Bank of India
4.125% due 08/01/2017	6,680	6,689
Sumitomo Mitsui Banking Corp.
1.893% due 07/23/2018	1,150	1,156
Sumitomo Mitsui Trust Bank Ltd.
1.733% due 03/06/2019 (c)	21,000	21,007
Synchrony Financial
1.875% due 08/15/2017	2,440	2,441
2.580% due 11/09/2017	16,756	16,810
UBS AG
1.799% due 06/08/2020	6,000	6,012
4.750% due 05/22/2023	2,700	2,758
United Overseas Bank Ltd.
2.875% due 10/17/2022	3,819	3,838
Ventas Realty LP
2.000% due 02/15/2018	6,000	6,009
Vonovia Finance BV
3.200% due 10/02/2017	14,250	14,284
WEA Finance LLC
1.750% due 09/15/2017	8,820	8,820
2.700% due 09/17/2019	5,000	5,044
Welltower, Inc.
2.250% due 03/15/2018	5,000	5,014
Weyerhaeuser Co.
6.950% due 08/01/2017	1,000	1,004

		427,636

INDUSTRIALS 17.2%
Allergan Funding SCS
2.308% due 03/12/2018	13,655	13,730
2.350% due 03/12/2018	2,000	2,009
Anstock Ltd.
2.125% due 07/24/2017	14,445	14,444
Asciano Finance Ltd.
5.000% due 04/07/2018	1,800	1,833
Autodesk, Inc.
1.950% due 12/15/2017	1,032	1,034
Baidu, Inc.
2.250% due 11/28/2017	6,382	6,397
BAT International Finance PLC
1.756% due 06/15/2018	7,824	7,847
Baxalta, Inc.
2.067% due 06/22/2018	3,300	3,317
CNPC General Capital Ltd.
1.950% due 11/25/2017	6,000	6,006
1.950% due 04/16/2018	600	599
2.084% due 11/25/2017	9,800	9,827
ConocoPhillips Co.
1.512% due 05/15/2018	1,255	1,257
Daimler Finance North America LLC
1.701% due 05/05/2020	1,400	1,403

1.792% due 10/30/2019	14,750	14,819
2.039% due 07/05/2019	1,000	1,009
Dell International LLC
3.480% due 06/01/2019	7,849	8,036
Deutsche Telekom International Finance BV
1.717% due 09/19/2019	9,000	9,007
Enbridge, Inc.
1.946% due 06/15/2020	2,900	2,900
Enterprise Products Operating LLC
6.300% due 09/15/2017	5,000	5,044
ERAC USA Finance LLC
6.375% due 10/15/2017	1,795	1,818
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,530	1,551
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	742	744
Imperial Brands Finance PLC
2.050% due 02/11/2018	19,315	19,343
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	15,000	15,373
KLA-Tencor Corp.
2.375% due 11/01/2017	5,600	5,614
Mylan, Inc.
2.600% due 06/24/2018	3,000	3,022
NetApp, Inc.
2.000% due 12/15/2017	10,000	10,014
Nissan Motor Acceptance Corp.
2.099% due 04/06/2018	2,300	2,311
2.229% due 03/08/2019	12,200	12,325
ONEOK Partners LP
2.000% due 10/01/2017	825	825
Pentair Finance S.A.
1.875% due 09/15/2017	400	400
Petroleos Mexicanos
5.750% due 03/01/2018	15,649	16,027
9.250% due 03/30/2018	3,700	3,880
QUALCOMM, Inc.
1.558% due 05/20/2019 (c)	14,000	14,048
Reckitt Benckiser Treasury Services PLC
1.856% due 06/24/2022	4,600	4,608
SK Broadband Co. Ltd.
2.875% due 10/29/2018	2,100	2,116
Sky PLC
6.100% due 02/15/2018	1,500	1,539
Southern Co.
1.993% due 09/30/2020	4,500	4,522
Spectra Energy Partners LP
1.920% due 06/05/2020	5,000	5,022
Suntory Holdings Ltd.
1.650% due 09/29/2017	4,500	4,500
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	13,913	14,063
Toyota Finance Australia Ltd.
1.390% due 08/22/2018	7,251	7,205
1.570% due 07/20/2018	2,693	2,668
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	8,750	8,745
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	5,000	5,010
Zoetis, Inc.
1.875% due 02/01/2018	4,800	4,804

		282,615

UTILITIES 9.4%
AT&T, Inc.
1.808% due 01/15/2020	8,500	8,547
2.023% due 07/15/2021	10,900	11,019
BP Capital Markets PLC
1.695% due 05/10/2018 (c)	22,043	22,125
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018	15,000	15,028
CNOOC Finance Ltd.
1.750% due 05/09/2018	10,000	9,987
Dominion Energy, Inc.
1.771% due 06/01/2019	900	903
E.ON International Finance BV
5.800% due 04/30/2018	1,500	1,546
Enel Finance International NV
6.250% due 09/15/2017	25,147	25,370
Exelon Generation Co. LLC
6.200% due 10/01/2017	9,165	9,260
FirstEnergy Corp.
2.750% due 03/15/2018	5,400	5,435
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	5,000	5,168

Kentucky Power Co.
6.000% due 09/15/2017	650	655
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	4,000	4,084
National Grid North America, Inc.
1.812% due 08/21/2017	7,000	7,010
Oncor Electric Delivery Co. LLC
5.000% due 09/30/2017	800	807
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	3,000	3,004
Sinopec Capital Ltd.
1.875% due 04/24/2018	3,575	3,572
Sinopec Group Overseas Development Ltd.
2.075% due 04/10/2019	4,000	4,020
TECO Finance, Inc.
1.755% due 04/10/2018	700	702
Telenor ASA
1.750% due 05/22/2018	10,000	9,970
Verizon Communications, Inc.
2.250% due 03/16/2022	7,000	7,087

		155,299

Total Corporate Bonds & Notes (Cost $864,527)		865,550

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.7%
California State General Obligation Bonds, Series 2013
1.423% due 12/01/2028	5,000	5,052
California State General Obligation Bonds, Series 2017
1.831% due 04/01/2047	6,000	6,000

		11,052

TEXAS 0.0%
Texas State General Obligation Notes, Series 2013
1.451% due 06/01/2018	195	195

WASHINGTON 0.4%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.920% due 01/01/2042	7,000	7,008

Total Municipal Bonds & Notes (Cost $18,195)		18,255

U.S. GOVERNMENT AGENCIES 4.6%
Fannie Mae
1.285% due 12/25/2017	123	123
1.466% due 11/25/2045	1,241	1,238
1.516% due 04/25/2036 - 06/25/2036	954	954
1.566% due 07/25/2036 - 06/25/2043	536	535
1.666% due 04/25/2039	680	684
1.756% due 07/25/2037	172	173
1.766% due 09/25/2041	99	100
1.896% due 02/25/2041	514	521
1.946% due 06/25/2040	699	709
3.240% due 05/01/2038	13,287	14,059
Freddie Mac
1.345% due 09/25/2021	5,524	5,531
1.559% due 03/15/2040 - 11/15/2043	1,464	1,468
1.659% due 08/15/2041	33	33
1.679% due 12/15/2041	889	895
1.739% due 07/15/2037	807	815
1.759% due 11/15/2037	152	154
2.109% due 01/15/2032	341	350
2.159% due 01/15/2039	100	103
2.551% due 05/15/2033	400	409
Ginnie Mae
1.193% due 06/20/2066	7,073	7,062
1.363% due 10/20/2066	1,933	1,934
1.493% due 12/20/2060 - 03/20/2065	2,629	2,633
1.522% due 04/20/2037	2,437	2,437
1.563% due 04/20/2062	1,123	1,125
1.612% due 06/20/2039	404	405
1.673% due 08/20/2061	9,270	9,302
1.693% due 10/20/2065	6,254	6,277
1.763% due 02/20/2066	2,092	2,101
1.793% due 05/20/2066	5,770	5,818
3.997% due 09/20/2066	5,924	6,550

NCUA Guaranteed Notes
1.644% due 12/08/2020	1,509	1,518

Total U.S. Government Agencies (Cost $75,880)		76,016

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Asset Securitization Corp.
6.930% due 02/14/2043	150	150
Banc of America Funding Trust
1.716% due 06/26/2035	45	45
Fort Cre LLC
2.712% due 05/21/2036	1,586	1,589
UBS-Barclays Commercial Mortgage Trust
1.784% due 04/10/2046	14,000	14,104
Wachovia Bank Commercial Mortgage Trust
6.174% due 02/15/2051	719	718
Wells Fargo-RBS Commercial Mortgage Trust
2.201% due 06/15/2045	5,025	5,133

Total Non-Agency Mortgage-Backed Securities (Cost $21,660)		21,739

ASSET-BACKED SECURITIES 14.8%
Capital Auto Receivables Asset Trust
1.802% due 01/22/2019	1,364	1,365
Carlyle Global Market Strategies CLO Ltd.
2.320% due 07/27/2026	4,700	4,705
2.620% due 07/27/2026	2,200	2,203
Catamaran CLO Ltd.
2.464% due 12/20/2023	6,531	6,539
Cent CLO Ltd.
2.256% due 01/25/2026	2,500	2,501
CIFC Funding Ltd.
2.370% due 01/29/2025	8,410	8,421
Dell Equipment Finance Trust
1.430% due 09/24/2018	2,300	2,300
Dryden Senior Loan Fund
2.282% due 08/15/2025	8,000	8,003
2.358% due 01/15/2025	5,108	5,114
Flagship Credit Auto Trust
1.470% due 03/16/2020	4,086	4,081
Flagship Ltd.
2.276% due 01/20/2026	8,300	8,305
Gallatin CLO Ltd.
2.428% due 07/15/2023	162	162
GM Financial Automobile Leasing Trust
1.389% due 01/21/2020	6,700	6,702
1.432% due 09/20/2019	4,000	4,001
GoldenTree Loan Opportunities Ltd.
2.306% due 04/25/2025	8,100	8,122
Halcyon Loan Advisors Funding Ltd.
2.682% due 08/15/2023	1,658	1,667
ING Investment Management CLO Ltd.
1.383% due 06/14/2022	14	14
Invitation Homes Trust
2.509% due 08/17/2032	3,825	3,845
Lime Street CLO Ltd.
1.514% due 06/20/2021	2,134	2,127
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025	3,500	3,522
Navient Private Education Loan Trust
2.259% due 12/15/2025	365	366
Navient Student Loan Trust
1.636% due 08/27/2029	2,800	2,805
Octagon Investment Partners Ltd.
2.278% due 07/17/2025	8,100	8,112
Palmer Square Loan Funding Ltd.
2.308% due 01/15/2025	6,391	6,394
PHEAA Student Loan Trust
2.166% due 11/25/2065	8,674	8,705
Progress Residential Trust
2.709% due 09/17/2033	4,978	5,067
Residential Asset Securities Corp. Trust
1.666% due 08/25/2035	2,241	2,244
Santander Drive Auto Receivables Trust
1.300% due 06/15/2018	20,370	20,367
SLC Student Loan Trust
1.356% due 03/15/2027	11,629	11,621
SLM Student Loan Trust
1.246% due 10/25/2024	2,196	2,193
1.256% due 01/27/2025	6,281	6,279
1.266% due 07/27/2026	2,464	2,464
1.296% due 10/25/2028	5,000	4,946
1.326% due 07/25/2023	13,756	13,756
1.526% due 09/15/2022	536	537
1.716% due 12/15/2027	4,726	4,724

SMB Private Education Loan Trust
1.709% due 11/15/2023	4,808	4,815
1.759% due 07/17/2023	649	649
1.809% due 11/15/2023	1,924	1,927
1.859% due 02/15/2023	1,464	1,466
2.059% due 07/15/2022	340	340
Sofi Consumer Loan Program LLC
2.500% due 05/26/2026	4,000	4,003
2.770% due 05/25/2026	2,522	2,537
SoFi Professional Loan Program LLC
2.066% due 07/25/2039 (a)	2,610	2,631
THL Credit Wind River CLO Ltd.
2.608% due 01/15/2026	5,000	5,024
2.608% due 07/15/2026	5,300	5,314
TICC CLO LLC
1.750% due 08/25/2023	133	134
Trillium Credit Card Trust
1.936% due 05/26/2021	7,500	7,536
Utah State Board of Regents
1.774% due 01/25/2057	5,537	5,552
1.966% due 09/25/2056	4,323	4,335
Voya CLO Ltd.
2.458% due 10/15/2022	178	177
2.478% due 10/15/2022	399	400
WhiteHorse Ltd.
1.000% due 07/17/2026 (a)	8,200	8,200
2.370% due 02/03/2025	4,086	4,089

Total Asset-Backed Securities (Cost $242,847)		243,408

SOVEREIGN ISSUES 6.4%
Caisse des Depots et Consignations
1.321% due 09/09/2019	13,000	12,989
Development Bank of Japan, Inc.
1.000% due 01/22/2018	5,000	4,983
1.412% due 01/28/2020	5,000	4,974
1.689% due 11/08/2017	8,000	8,007
1.689% due 11/07/2018	4,000	3,987
Export-Import Bank of Korea
1.881% due 02/18/2019	10,600	10,614
Japan Bank for International Cooperation
1.542% due 11/13/2018	20,050	20,020
1.762% due 02/24/2020	4,000	3,999
Japan Finance Organization for Municipalities
1.500% due 09/12/2017	6,700	6,695
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	20,840	20,843
Korea Land & Housing Corp.
1.875% due 08/02/2017	8,320	8,319

Total Sovereign Issues (Cost $105,421)		105,430

SHORT-TERM INSTRUMENTS 25.0%
CERTIFICATES OF DEPOSIT 3.1%
Barclays Bank PLC
1.710% due 03/16/2018	13,600	13,598
1.949% due 11/06/2017	12,700	12,729
Mizuho Bank Ltd.
1.928% due 12/12/2017	14,900	14,937
Norinchukin Bank
1.871% due 10/10/2017	10,000	10,020

		51,284

COMMERCIAL PAPER 18.4%
BAT International Finance PLC
1.496% due 08/02/2017	1,200	1,198
Boston Scientific Corp.
1.623% due 07/06/2017	16,100	16,096
1.654% due 07/11/2017	5,000	4,998
Enbridge Energy Partners LP
1.777% due 07/05/2017	2,000	2,000
1.820% due 07/05/2017	5,000	4,999
1.915% due 08/07/2017	6,000	5,990
1.915% due 08/08/2017	5,000	4,991
1.915% due 08/11/2017	7,000	6,987
Engie
1.565% due 10/20/2017	3,000	2,988
1.596% due 11/01/2017	3,400	3,385
1.638% due 10/04/2017	5,000	4,983
1.649% due 10/03/2017	2,000	1,993
ENI Finance USA, Inc.
1.528% due 07/17/2017	11,400	11,393
1.754% due 07/14/2017	2,500	2,499

2.048% due 05/07/2018	2,000	1,970
Entergy Corp.
1.463% due 07/13/2017	4,000	3,998
1.464% due 07/19/2017	1,000	999
1.464% due 07/21/2017	5,000	4,995
Ford Motor Credit Co.
2.016% due 04/12/2018	12,500	12,314
2.017% due 04/18/2018	10,750	10,586
Glencore Funding LLC
1.404% due 07/27/2017	14,000	13,982
Hewlett Packard Enterprise Co.
1.423% due 07/27/2017	6,000	5,995
Hitachi Capital America Corp.
1.523% due 07/26/2017	10,000	9,989
HP, Inc.
1.554% due 07/25/2017	6,000	5,995
Humana, Inc.
1.472% due 07/13/2017	7,500	7,496
Kansas City Southern
1.523% due 07/06/2017	20,000	19,994
Marriott International
1.523% due 07/25/2017	1,000	999
Monsanto Co.
1.576% due 08/21/2017	15,000	14,967
Nasdaq, Inc.
1.629% due 09/25/2017	5,000	4,983
Plains All American Pipeline LP
1.930% due 07/03/2017	7,600	7,599
Sempra Energy Holdings
1.512% due 08/23/2017	10,000	9,977
Syngenta Wilmington, Inc.
2.053% due 09/14/2017	13,000	12,954
Telstra Corp. Ltd.
1.754% due 11/20/2017	15,000	14,911
TELUS Corp.
1.578% due 09/25/2017	10,000	9,963
1.578% due 09/26/2017	6,000	5,978
TransCanada American, Inc.
1.472% due 07/12/2017	16,000	15,992
UDR, Inc.
1.503% due 07/31/2017	16,000	15,980
Viacom, Inc.
1.828% due 08/10/2017	16,000	15,973

		303,089

REPURCHASE AGREEMENTS (b) 2.7%		44,189

SHORT-TERM NOTES 0.8%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	10,621	10,649
3.039% due 10/05/2017	2,400	2,408

		13,057

Total Short-Term Instruments (Cost $411,500)		411,619

Total Investments in Securities (Cost $1,740,030)		1,742,017

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	381,727	3,774

Total Short-Term Instruments (Cost $3,774)		3,774

Total Investments in Affiliates (Cost $3,774)		3,774

Total Investments 106.0% (Cost $1,743,804)		$1,745,791
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $0)		50
Other Assets and Liabilities, net (6.0)%		(99,214)

Net Assets 100.0%		$1,646,627

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.900%	06/30/2017	07/03/2017	$22,244	U.S. Treasury Notes 1.750% due 05/31/2022	$(22,202)	$22,244	$22,246
JPS	0.700	06/30/2017	07/03/2017	21,945	U.S. Treasury Notes 1.750% due 05/31/2022	(21,904)	21,945	21,946

Total Repurchase Agreements						$(44,106)	$44,189	$44,192

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
FOB	1.600%	06/28/2017	07/05/2017	$(27,809)	$(27,815)
	1.600	06/29/2017	07/05/2017	(9,558)	(9,560)

Total Reverse Repurchase Agreements					$(37,375)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Obligations (5.2)%
U.S. Treasury Notes	1.750%	05/31/2022	$86,000	$(85,702)	$(85,632)

Total Short Sales (5.2)%				$(85,702)	$(85,632)

(c)	Securities with an aggregate market value of $39,257 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(48,003) at a weighted average interest rate of 1.212%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for short sales includes $136 of accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2017	533	$(115,186)	$137	$50	$0

Total Futures Contracts				$137	$50	$0

Cash of $746 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$427,636	$0	$427,636
Industrials	0	282,615	0	282,615
Utilities	0	155,299	0	155,299
Municipal Bonds & Notes
California	0	11,052	0	11,052
Texas	0	195	0	195
Washington	0	7,008	0	7,008
U.S. Government Agencies	0	69,466	6,550	76,016
Non-Agency Mortgage-Backed Securities	0	21,739	0	21,739
Asset-Backed Securities	0	223,041	20,367	243,408
Sovereign Issues	0	105,430	0	105,430
Short-Term Instruments
Certificates of Deposit	0	51,284	0	51,284
Commercial Paper	0	303,089	0	303,089
Repurchase Agreements	0	44,189	0	44,189
Short-Term Notes	0	13,057	0	13,057
	$0	$1,715,100	$26,917	$1,742,017

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,774	$0	$0	$3,774

Total Investments	$3,774	$1,715,100	$26,917	$1,745,791

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(85,632)	$0	$(85,632)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$50	$0	$0	$50

Total Financial Derivative Instruments	$50	$0	$0	$50

Totals	$3,824	$1,629,468	$26,917	$1,660,209

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
U.S. Government Agencies	$6,607	$0	$(42)	$(3)	$(5)	$(7)	$0	$0	$6,550	$(8)
Non-Agency Mortgage-Backed Securities	2,532	0	(947)	0	0	4	0	(1,589)	0	0
Asset-Backed Securities	0	25,000	(4,631)	0	0	(2)	0	0	20,367	(2)
Short-Term Instruments
Commercial Paper	9,995	0	(10,000)	5	0	0	0	0	0	0

Totals	$19,134	$25,000	$(15,620)	$2	$(5)	$(5)	$0	$(1,589)	$26,917	$(10)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$6,550	Third Party Vendor	Broker Quote	110.563
Asset-Backed Securities	20,367	Third Party Vendor	Broker Quote	99.989

Total	$26,917

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.2%
MUNICIPAL BONDS & NOTES 94.8%
ALABAMA 2.3%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,869
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.850% due 06/01/2034	2,440	2,456

		4,325

ARIZONA 1.2%
Pima County, Arizona Sewer System Revenue Notes, Series 2016
5.000% due 07/01/2022	2,000	2,342

CALIFORNIA 6.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.610% due 04/01/2047	5,000	5,029
California Municipal Finance Authority Revenue Bonds, Series 2010
1.100% due 09/01/2021	1,000	1,000
California State General Obligation Bonds, Series 2013
1.572% due 12/01/2029	2,200	2,208
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,007
Riverside County, California Revenue Notes, Series 2017
2.000% due 06/29/2018 (a)	1,000	1,011

		12,255

COLORADO 5.5%
Denver Convention Center Hotel Authority, Colorado Revenue Notes, Series 2016
5.000% due 12/01/2022	1,100	1,269
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
1.595% due 11/15/2031	2,500	2,511
Denver, Colorado Airport System City & County Revenue Notes, Series 2016
5.000% due 11/15/2023	1,550	1,849
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.722% due 09/01/2039	1,905	1,911
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	2,500	2,835

		10,375

CONNECTICUT 3.5%
Connecticut Special Tax State Revenue Notes, Series 2016
5.000% due 09/01/2022	2,650	3,048
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.664% due 07/01/2049	3,500	3,510

		6,558

DISTRICT OF COLUMBIA 0.6%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	1,070	1,222

FLORIDA 4.2%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2022	2,500	2,895
Florida State General Obligation Notes, Series 2016
5.000% due 06/01/2022	730	854
Miami-Dade County, Florida Aviation Revenue Notes, Series 2009
5.500% due 10/01/2019	2,000	2,187
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	2,000	2,011

		7,947

GEORGIA 2.7%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,035

ILLINOIS 8.4%
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2022	500	518

Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	3,000	3,047
Illinois Finance Authority Revenue Bonds, Series 2012
1.750% due 11/15/2042	2,500	2,506
Illinois Finance Authority Revenue Bonds, Series 2016
2.085% due 05/01/2036	1,000	1,001
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,215
Illinois Finance Authority Revenue Notes, Series 2016
5.000% due 02/15/2022	1,000	1,099
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	2,290	2,390
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	2,860	3,064

		15,840

MASSACHUSETTS 0.8%
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,424

MICHIGAN 1.7%
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2022	2,500	2,800
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	465	465

		3,265

MINNESOTA 2.1%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
4.000% due 01/01/2020	350	375
5.000% due 01/01/2022	250	289
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	3,150	3,275

		3,939

NEBRASKA 0.6%
Lincoln, Nebraska Electric System Revenue Notes, Series 2013
5.000% due 09/01/2021	1,015	1,170

NEVADA 2.3%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	2,750	2,765
Clark County, Nevada Revenue Bonds, Series 2017
1.600% due 01/01/2036	1,500	1,496

		4,261

NEW JERSEY 1.5%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	1,630	1,731
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	1,000	1,069

		2,800

NEW MEXICO 3.9%
Farmington, New Mexico Revenue Bonds, Series 2016
1.875% due 04/01/2033	2,000	1,998
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,350

		7,348

NEW YORK 12.8%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2022	1,250	1,452
Build NYC Resource Corp., New York Revenue Notes, Series 2012
5.000% due 08/01/2017	650	652
Long Island Power Authority, New York Revenue Bonds, Series 2015
1.615% due 05/01/2033	2,150	2,158
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	1,000	1,118
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015
5.000% due 11/01/2021	875	1,009
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,402
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2020	1,735	1,932
New York City, New York General Obligation Bonds, Series 2014
0.950% due 03/01/2040	2,000	2,000

New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	3,000	3,220
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	4,150	4,435
TSASC Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	1,500	1,689

		24,067

NORTH CAROLINA 2.4%
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.454% due 12/01/2041	4,000	4,000
University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2020	500	551

		4,551

OHIO 1.1%
Ohio State Revenue Bonds, Series 2010
1.050% due 11/01/2035	2,000	2,000

PENNSYLVANIA 8.5%
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2021	2,500	2,803
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	4,979
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2010
1.150% due 12/01/2030	4,000	4,000
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.435% due 12/01/2018	2,500	2,501
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	1,500	1,653

		15,936

TENNESSEE 1.6%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,019
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2017	1,000	1,007

		3,026

TEXAS 10.3%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,929
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	4,000	4,026
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	517
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,005
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	4,690	4,691
Sam Rayburn Municipal Power Agency, Texas Revenue Notes, Series 2012
5.000% due 10/01/2021	1,640	1,822
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2012
2.000% due 12/01/2027	1,750	1,760
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
2.250% due 02/01/2033	2,500	2,541
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,166

		19,457

UTAH 1.3%
Murray, Utah Revenue Bonds, Series 2005
0.920% due 05/15/2037	2,500	2,500

VIRGINIA 1.6%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	3,057

WASHINGTON 3.4%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.610% due 11/01/2045	4,000	4,006

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.960% due 01/01/2042	2,500	2,496

		6,502

WEST VIRGINIA 1.1%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	2,012

WISCONSIN 2.9%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
1.250% due 08/15/2025	3,000	3,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	2,075	2,433

		5,433

Total Municipal Bonds & Notes (Cost $177,576)		178,647

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (b) 0.3%		503

SHORT-TERM NOTES 1.1%
Idaho State General Obligation Notes, Series 2017
4.000% due 06/29/2018 (a)	2,000	2,060

Total Short-Term Instruments (Cost $2,563)		2,563

Total Investments in Securities (Cost $180,139)		181,210

	SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	1,186,119	11,726

Total Short-Term Instruments (Cost $11,726)		11,726

Total Investments in Affiliates (Cost $11,726)		11,726

Total Investments 102.4% (Cost $191,865)		$192,936
Financial Derivative Instruments (c) 0.1% (Cost or Premiums, net $0)		106
Other Assets and Liabilities, net (2.5)%		(4,632)

Net Assets 100.0%		$188,410

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$503	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(514)	$503	$503

Total Repurchase Agreements						$(514)	$503	$503

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$5,300	$0	$106	$106	$0

Total Swap Agreements						$0	$106	$106	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$4,325	$0	$4,325
Arizona	0	2,342	0	2,342
California	0	12,255	0	12,255
Colorado	0	10,375	0	10,375
Connecticut	0	6,558	0	6,558
District of Columbia	0	1,222	0	1,222
Florida	0	7,947	0	7,947
Georgia	0	5,035	0	5,035
Illinois	0	15,840	0	15,840
Massachusetts	0	1,424	0	1,424
Michigan	0	3,265	0	3,265
Minnesota	0	3,939	0	3,939
Nebraska	0	1,170	0	1,170
Nevada	0	4,261	0	4,261
New Jersey	0	2,800	0	2,800
New Mexico	0	7,348	0	7,348
New York	0	24,067	0	24,067
North Carolina	0	4,551	0	4,551
Ohio	0	2,000	0	2,000
Pennsylvania	0	15,936	0	15,936
Tennessee	0	3,026	0	3,026
Texas	0	19,457	0	19,457
Utah	0	2,500	0	2,500
Virginia	0	3,057	0	3,057
Washington	0	6,502	0	6,502
West Virginia	0	2,012	0	2,012
Wisconsin	0	5,433	0	5,433
Short-Term Instruments
Repurchase Agreements	0	503	0	503
Short-Term Notes	0	2,060	0	2,060
	$0	$181,210	$0	$181,210

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,726	$0	$0	$11,726

Total Investments	$11,726	$181,210	$0	$192,936

Financial Derivative Instruments - Assets
Over the counter	$0	$106	$0	$106

Total Financial Derivative Instruments	$0	$106	$0	$106

Totals	$11,726	$181,316	$0	$193,042

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Awas Aviation Capital Ltd.
TBD% due 05/31/2019		$33,800	$33,800
Delos Finance SARL
3.546% due 10/06/2023		600	604
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018		46,000	46,192
4.295% due 06/30/2017		48,370	48,468
Las Vegas Sands LLC
3.230% due 03/29/2024		21,405	21,455

Total Loan Participations and Assignments (Cost $150,114)			150,519

CORPORATE BONDS & NOTES 53.4%
BANKING & FINANCE 27.3%
ABN AMRO Bank NV
1.798% due 01/18/2019		400	402
1.800% due 06/04/2018		33,500	33,508
AerCap Ireland Capital DAC
3.750% due 05/15/2019		5,456	5,607
4.250% due 07/01/2020		400	419
4.500% due 05/15/2021		3,300	3,504
4.625% due 10/30/2020		6,950	7,391
5.000% due 10/01/2021		1,600	1,733
Air Lease Corp.
2.125% due 01/15/2018		12,025	12,048
2.125% due 01/15/2020		7,500	7,468
2.625% due 09/04/2018		2,295	2,313
3.375% due 01/15/2019		3,937	4,012
Ally Financial, Inc.
3.250% due 09/29/2017		7,600	7,625
3.250% due 02/13/2018		4,400	4,439
3.500% due 01/27/2019		3,800	3,862
3.600% due 05/21/2018		7,700	7,806
4.125% due 03/30/2020		7,800	8,034
4.750% due 09/10/2018		3,900	4,017
6.250% due 12/01/2017		900	917
8.000% due 03/15/2020		3,000	3,420
American Tower Corp.
2.250% due 01/15/2022		11,900	11,615
2.800% due 06/01/2020		1,400	1,420
3.400% due 02/15/2019		4,190	4,279
4.500% due 01/15/2018		9,500	9,631
Aozora Bank Ltd.
2.750% due 03/09/2020		18,090	18,213
Athene Global Funding
2.296% due 04/20/2020		37,000	37,098
2.529% due 07/01/2022 (b)		39,400	39,634
2.875% due 10/23/2018		1,800	1,810
4.000% due 01/25/2022		3,900	4,053
Aviation Capital Group Corp.
2.875% due 09/17/2018		40,675	41,079
2.875% due 01/20/2022		10,600	10,573
4.625% due 01/31/2018		36,042	36,605
7.125% due 10/15/2020		4,793	5,448
Axis Bank Ltd.
5.125% due 09/05/2017		1,698	1,706
Banco del Estado de Chile
2.000% due 11/09/2017		250	250
Banco Santander Chile
3.095% due 06/07/2018		3,786	3,843
Bank of America Corp.
5.650% due 05/01/2018		19,875	20,503
6.875% due 04/25/2018		26,950	28,051
7.625% due 06/01/2019		800	883
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.768% due 03/05/2018		18,600	18,644
2.262% due 09/14/2018		2,450	2,471
2.670% due 03/20/2018	AUD	5,600	4,315
2.750% due 09/14/2020		$1,045	1,055
Barclays Bank PLC
6.050% due 12/04/2017		32,366	32,929
7.750% due 04/10/2023		31,100	32,461
Barclays PLC
2.000% due 03/16/2018		11,479	11,499

3.295% due 08/10/2021		4,300	4,512
7.000% due 09/15/2019 (f)	GBP	2,600	3,467
8.250% due 12/15/2018 (f)		$12,717	13,512
BGC Partners, Inc.
5.125% due 05/27/2021		5,550	5,854
Black Diamond CLO Ltd.
1.000% due 02/06/2026 (b)		6,000	5,999
BOC Aviation Ltd.
2.375% due 09/15/2021		6,055	5,922
2.875% due 10/10/2017		12,298	12,325
3.000% due 03/30/2020		6,000	6,051
3.875% due 05/09/2019		8,543	8,743
Cantor Fitzgerald LP
7.875% due 10/15/2019		2,300	2,534
CIT Group, Inc.
3.875% due 02/19/2019		5,400	5,549
5.500% due 02/15/2019		3,407	3,586
Citigroup, Inc.
1.925% due 04/08/2019		250	252
2.150% due 06/07/2019		54,043	54,562
2.360% due 08/02/2021		24,600	25,000
2.477% due 10/26/2020		34,000	34,697
2.676% due 03/30/2021		34,100	34,889
CNP Assurances
7.500% due 10/18/2018 (f)		6,000	6,353
Credit Agricole S.A.
8.125% due 09/19/2033		7,800	8,314
Credit Suisse Group Funding Guernsey Ltd.
3.448% due 04/16/2021		95,900	100,667
3.800% due 09/15/2022		5,950	6,188
DBS Bank Ltd.
3.625% due 09/21/2022		9,494	9,525
DBS Group Holdings Ltd.
1.709% due 06/08/2020		8,600	8,631
Dexia Credit Local S.A.
1.875% due 03/28/2019		15,000	14,993
2.250% due 01/30/2019		2,800	2,819
2.250% due 02/18/2020		5,250	5,262
Eksportfinans ASA
1.985% due 11/10/2020		49,200	48,662
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019		16,200	16,326
Ford Motor Credit Co. LLC
2.058% due 03/12/2019		110,825	111,127
2.095% due 01/09/2018		21,500	21,568
2.146% due 06/15/2018		18,800	18,894
2.155% due 01/09/2020		4,500	4,533
2.735% due 01/08/2019		3,450	3,499
5.000% due 05/15/2018		18,650	19,131
General Motors Financial Co., Inc.
2.400% due 04/10/2018		5,179	5,199
2.515% due 04/10/2018		54,730	55,137
2.718% due 01/15/2020		37,312	38,032
3.000% due 09/25/2017		30,450	30,538
3.250% due 05/15/2018		13,675	13,838
4.750% due 08/15/2017		1,200	1,204
Goldman Sachs Group, Inc.
2.800% due 11/29/2023		53,701	55,480
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		4,375	4,892
Goodman U.S. Finance One LLC
6.375% due 04/15/2021		5,563	6,234
HBOS PLC
1.923% due 09/06/2017		63,717	63,691
6.750% due 05/21/2018		15,915	16,557
Hospitality Properties Trust
6.700% due 01/15/2018		13,500	13,557
HSBC Holdings PLC
2.849% due 05/25/2021		25,700	26,601
3.262% due 03/13/2023		19,100	19,472
3.459% due 03/08/2021		33,227	35,036
3.600% due 05/25/2023		1,800	1,861
HSBC USA, Inc.
1.792% due 11/13/2019		20,650	20,681
2.750% due 08/07/2020		7,300	7,422
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		12,615	12,592
2.000% due 11/08/2017		2,260	2,263
Hyundai Capital Services, Inc.
3.500% due 09/13/2017		9,300	9,331
ICICI Bank Ltd.
3.125% due 08/12/2020		4,800	4,842
4.700% due 02/21/2018		4,163	4,233
4.800% due 05/22/2019		32,083	33,442
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		8,300	8,498

Industrial Bank of Korea
2.375% due 07/17/2017		39,030	39,034
International Lease Finance Corp.
3.875% due 04/15/2018		12,092	12,278
5.875% due 04/01/2019		7,300	7,757
6.250% due 05/15/2019		13,370	14,347
7.125% due 09/01/2018		20,560	21,766
8.250% due 12/15/2020		15,031	17,734
8.875% due 09/01/2017		2,100	2,128
Intesa Sanpaolo SpA
3.875% due 01/16/2018		30,850	31,140
Itau CorpBanca
3.875% due 09/22/2019		5,050	5,212
Jackson National Life Global Funding
2.023% due 06/27/2022		14,800	14,903
JPMorgan Chase & Co.
2.320% due 06/07/2021		9,955	10,114
2.377% due 10/29/2020		13,900	14,203
2.682% due 03/01/2021		14,100	14,546
3.220% due 03/01/2025		2,500	2,503
4.350% due 08/15/2021		50	54
7.900% due 04/30/2018 (f)		10,900	11,344
KBC Bank NV
8.000% due 01/25/2023		2,200	2,268
KEB Hana Bank
3.500% due 10/25/2017		2,700	2,715
LeasePlan Corp. NV
2.500% due 05/16/2018		30,190	30,278
2.875% due 01/22/2019		58,400	58,609
3.000% due 10/23/2017		76,591	76,833
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,700	2,086
Lloyds Banking Group PLC
3.100% due 07/06/2021		$8,000	8,133
7.000% due 06/27/2019 (f)	GBP	24,950	33,787
Macquarie Bank Ltd.
1.797% due 10/27/2017		$15,000	15,026
2.292% due 07/29/2020		16,700	16,933
Macquarie Group Ltd.
3.000% due 12/03/2018		105,000	106,345
4.875% due 08/10/2017		5,800	5,818
6.000% due 01/14/2020		7,720	8,391
7.625% due 08/13/2019		22,027	24,395
Manufacturers & Traders Trust Co.
2.437% due 12/28/2020		5,919	5,931
Mitsubishi UFJ Financial Group, Inc.
2.092% due 02/22/2022		13,500	13,643
3.082% due 03/01/2021		73	76
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.928% due 07/23/2019		8,375	8,382
2.250% due 09/07/2021		9,780	9,686
2.500% due 03/09/2020		4,100	4,114
2.750% due 10/21/2020		5,266	5,324
Mitsubishi UFJ Trust & Banking Corp.
2.650% due 10/19/2020		26,900	27,082
Mizuho Bank Ltd.
2.346% due 10/20/2018		7,000	7,074
Mizuho Financial Group, Inc.
2.636% due 04/12/2021		42,800	43,862
Morgan Stanley
2.003% due 01/24/2019		1,276	1,285
2.230% due 06/16/2020		600	607
2.553% due 10/24/2023		15,000	15,272
Nationwide Building Society
4.125% due 03/20/2023	EUR	29,700	34,824
Navient Corp.
4.625% due 09/25/2017		$2,400	2,409
4.875% due 06/17/2019		4,100	4,274
5.500% due 01/15/2019		38,409	40,089
5.875% due 03/25/2021		25,560	27,094
6.625% due 07/26/2021		7,000	7,551
8.000% due 03/25/2020		4,600	5,152
8.450% due 06/15/2018		1,781	1,880
OneMain Financial Holdings LLC
6.750% due 12/15/2019		400	422
ORIX Corp.
2.950% due 07/23/2020		3,050	3,092
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		27	26
Piper Jaffray Cos.
5.060% due 10/09/2018		9,800	9,947
QBE Insurance Group Ltd.
2.400% due 05/01/2018		6,865	6,872
QNB Finance Ltd.
2.125% due 02/14/2018		11,450	11,408
2.572% due 05/20/2018		1,000	999
2.750% due 10/31/2018		1,200	1,197

RCI Banque S.A.
3.500% due 04/03/2018		11,495	11,631
Reliance Standard Life Global Funding
2.150% due 10/15/2018		14,000	14,033
Royal Bank of Scotland Group PLC
2.652% due 05/15/2023		70,485	71,104
4.700% due 07/03/2018		3,400	3,482
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	11,300	13,566
Santander Holdings USA, Inc.
2.642% due 11/24/2017		$32,600	32,732
2.700% due 05/24/2019		7,476	7,535
3.450% due 08/27/2018		1,700	1,724
Santander UK Group Holdings PLC
2.875% due 10/16/2020		8,370	8,506
2.875% due 08/05/2021		9,500	9,530
Santander UK PLC
2.042% due 08/24/2018		15,400	15,501
2.350% due 09/10/2019		4,129	4,156
2.500% due 03/14/2019		2,100	2,118
2.722% due 03/14/2019		6,200	6,314
3.050% due 08/23/2018		7,241	7,333
Shinhan Bank
4.375% due 07/27/2017		52,682	52,752
Siam Commercial Bank PCL
3.375% due 09/19/2017		12,000	12,031
SL Green Realty Corp.
5.000% due 08/15/2018		16,200	16,631
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		12,800	12,579
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (f)		24,340	26,233
SoQ Sukuk A QSC
2.099% due 01/18/2018		5,300	5,293
Springleaf Finance Corp.
5.250% due 12/15/2019		1,200	1,251
Standard Chartered Bank
6.400% due 09/26/2017		2,150	2,173
Standard Chartered PLC
1.559% due 09/08/2017		4,890	4,889
1.700% due 04/17/2018		1,890	1,889
2.308% due 08/19/2019		13,750	13,889
State Bank of India
2.100% due 04/06/2020		53,840	53,840
3.250% due 04/18/2018		1,947	1,966
3.622% due 04/17/2019		7,376	7,513
4.125% due 08/01/2017		4,967	4,974
Sumitomo Mitsui Banking Corp.
1.698% due 01/11/2019		26,950	27,033
1.950% due 07/23/2018		15,200	15,243
Sumitomo Mitsui Financial Group, Inc.
2.268% due 07/14/2021		6,000	6,091
Sumitomo Mitsui Trust Bank Ltd.
1.733% due 03/06/2019		55,000	55,018
1.800% due 03/28/2018		950	951
2.068% due 10/18/2019		900	908
2.950% due 09/14/2018		4,800	4,858
Synchrony Financial
1.875% due 08/15/2017		11,582	11,585
2.402% due 02/03/2020		11,450	11,541
2.580% due 11/09/2017		82,762	83,029
2.600% due 01/15/2019		6,600	6,638
UBS AG
1.799% due 06/08/2020		15,600	15,632
2.052% due 06/01/2020		3,200	3,226
4.750% due 05/22/2023		26,036	26,593
UBS Group Funding Switzerland AG
2.736% due 09/24/2020		4,950	5,043
2.938% due 04/14/2021		98,200	101,739
3.000% due 04/15/2021		4,100	4,166
Unibail-Rodamco SE
1.928% due 04/16/2019		62,100	61,924
United Overseas Bank Ltd.
2.875% due 10/17/2022		6,455	6,486
Ventas Realty LP
3.125% due 06/15/2023		3,900	3,882
VEREIT Operating Partnership LP
3.000% due 02/06/2019		6,737	6,807
Vonovia Finance BV
3.200% due 10/02/2017		56,895	57,033
Vornado Realty LP
2.500% due 06/30/2019		700	706
WEA Finance LLC
1.750% due 09/15/2017		10,520	10,520
2.700% due 09/17/2019		8,285	8,358

Welltower, Inc.
2.250% due 03/15/2018		8,437	8,461
Weyerhaeuser Co.
6.950% due 08/01/2017		11,050	11,090

			3,515,155

INDUSTRIALS 20.5%
Allergan Funding SCS
2.308% due 03/12/2018		49,764	50,036
2.483% due 03/12/2020		135,761	138,839
Ameritech Capital Funding Corp.
6.450% due 01/15/2018		2,016	2,066
Anheuser-Busch InBev Finance, Inc.
2.430% due 02/01/2021		13,800	14,299
Anthem, Inc.
2.300% due 07/15/2018		2,000	2,012
Asciano Finance Ltd.
5.000% due 04/07/2018		19,911	20,278
Baidu, Inc.
2.250% due 11/28/2017		7,800	7,819
3.250% due 08/06/2018		5,697	5,769
BAT International Finance PLC
1.756% due 06/15/2018		21,600	21,662
1.850% due 06/15/2018		700	700
Baxalta, Inc.
2.000% due 06/22/2018		7,268	7,281
2.067% due 06/22/2018		1,810	1,819
BMW U.S. Capital LLC
1.939% due 04/06/2022		2,000	2,014
Boston Scientific Corp.
2.850% due 05/15/2020		2,600	2,638
Braskem Finance Ltd.
7.250% due 06/05/2018		1,900	1,985
Cardinal Health, Inc.
1.998% due 06/15/2022		7,200	7,215
Celgene Corp.
2.300% due 08/15/2018		1,590	1,600
Central Nippon Expressway Co. Ltd.
2.028% due 03/03/2022		2,980	2,990
2.079% due 11/05/2019		12,750	12,688
2.092% due 09/14/2021		7,600	7,650
2.170% due 08/05/2019		10,700	10,680
2.293% due 04/23/2021		1,090	1,084
2.369% due 09/10/2018		9,950	9,989
2.381% due 09/17/2020		6,700	6,666
Charter Communications Operating LLC
3.579% due 07/23/2020		32,889	34,008
4.464% due 07/23/2022		22,500	23,997
Chevron Corp.
2.130% due 05/16/2021		40,700	41,679
CNPC General Capital Ltd.
1.950% due 04/16/2018		1,250	1,249
2.700% due 11/25/2019		3,225	3,249
2.750% due 05/14/2019		16,000	16,113
Coca-Cola European Partners PLC
0.000% due 11/26/2017	EUR	9,300	10,634
Competition Team Technologies Ltd.
2.125% due 12/13/2017		$3,850	3,852
ConocoPhillips Co.
1.500% due 05/15/2018		700	699
5.750% due 02/01/2019		1,623	1,719
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022		3,606	3,778
7.875% due 01/02/2020		6,966	7,114
D.R. Horton, Inc.
3.625% due 02/15/2018		21,797	21,935
3.750% due 03/01/2019		13,850	14,173
Daimler Finance North America LLC
1.701% due 05/05/2020		2,850	2,856
1.792% due 10/30/2019		22,489	22,594
1.875% due 01/11/2018		1,300	1,302
2.000% due 08/03/2018		6,920	6,939
2.030% due 08/01/2018		17,500	17,609
2.039% due 07/05/2019		48,800	49,229
2.250% due 07/31/2019		700	703
2.375% due 08/01/2018		9,700	9,764
Dell International LLC
3.480% due 06/01/2019		61,432	62,899
4.420% due 06/15/2021		7,100	7,491
Delta Air Lines, Inc.
2.875% due 03/13/2020		21,700	21,996
DISH DBS Corp.
4.250% due 04/01/2018		30,630	31,099
4.625% due 07/15/2017		10,700	10,713
7.875% due 09/01/2019		3,000	3,315

Doosan Infracore Co. Ltd.
2.375% due 11/21/2019		21,500	21,474
East Nippon Expressway Co. Ltd.
0.289% due 12/20/2017	JPY	500,000	4,450
Eastern Creation Investment Holdings Ltd.
2.625% due 11/20/2017		$15,140	15,164
eBay, Inc.
1.650% due 08/01/2019		62,204	62,382
2.093% due 01/30/2023		22,800	22,939
2.500% due 03/09/2018		3,100	3,118
EMC Corp.
1.875% due 06/01/2018		73,439	73,045
2.650% due 06/01/2020		18,500	18,164
Enbridge, Inc.
1.946% due 06/15/2020		21,600	21,597
Energy Transfer LP
2.500% due 06/15/2018		9,500	9,549
6.700% due 07/01/2018		5,607	5,860
9.000% due 04/15/2019		8,178	9,099
EQT Corp.
6.500% due 04/01/2018		7,300	7,540
ERAC USA Finance LLC
6.375% due 10/15/2017		5,750	5,825
Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023		3,186	3,495
Forest Laboratories LLC
5.000% due 12/15/2021		1,950	2,131
General Electric Co.
6.375% due 11/15/2067		3,900	3,949
Georgia-Pacific LLC
2.539% due 11/15/2019		35,600	35,938
Goldcorp, Inc.
2.125% due 03/15/2018		33,766	33,808
HCA, Inc.
3.750% due 03/15/2019		5,650	5,777
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018		19,631	19,805
3.229% due 10/05/2018		46,000	46,885
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019		1,300	1,408
HP, Inc.
2.098% due 01/14/2019		2,881	2,894
HPHT Finance Ltd.
2.250% due 03/17/2018		670	670
Hyundai Capital America
1.750% due 09/27/2019		16,830	16,584
2.125% due 10/02/2017		7,435	7,440
2.400% due 10/30/2018		700	702
2.550% due 02/06/2019		6,397	6,424
Imperial Brands Finance PLC
2.050% due 02/11/2018		63,555	63,648
2.050% due 07/20/2018		28,175	28,193
2.950% due 07/21/2020		34,800	35,411
Interpublic Group of Cos., Inc.
2.250% due 11/15/2017		276	276
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		10,234	10,488
Kinder Morgan, Inc.
2.000% due 12/01/2017		23,637	23,652
7.250% due 06/01/2018		25,025	26,202
KLA-Tencor Corp.
3.375% due 11/01/2019		1,150	1,183
Lennar Corp.
4.125% due 12/01/2018		2,737	2,805
6.950% due 06/01/2018		1,986	2,072
Martin Marietta Materials, Inc.
1.822% due 05/22/2020		2,300	2,307
Masco Corp.
3.500% due 04/01/2021		1,850	1,910
7.125% due 03/15/2020		437	492
Metropolitan Expressway Co. Ltd.
0.279% due 12/20/2017	JPY	1,200,000	10,680
MGM Resorts International
8.625% due 02/01/2019		$13,800	15,249
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		23,387	23,622
Moody’s Corp.
2.625% due 01/15/2023		5,000	4,977
Mylan NV
3.000% due 12/15/2018		14,038	14,233
Mylan, Inc.
2.600% due 06/24/2018		39,918	40,215
Nabors Industries, Inc.
6.150% due 02/15/2018		6,463	6,552
Nissan Motor Acceptance Corp.
1.756% due 09/13/2019		6,500	6,524

2.045% due 01/13/2022		52,200	52,738
2.229% due 03/08/2019		35,200	35,561
2.550% due 03/08/2021		5,500	5,520
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		260	277
NXP BV
5.750% due 03/15/2023		5,000	5,275
ONEOK Partners LP
2.000% due 10/01/2017		12,350	12,355
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		4,600	4,604
Origin Energy Finance Ltd.
3.500% due 10/09/2018		3,484	3,525
Packaging Corp. of America
6.500% due 03/15/2018		2,000	2,059
Pearson PLC
4.625% due 06/15/2018		3,000	3,060
Penske Truck Leasing Co. LP
2.875% due 07/17/2018		1,240	1,253
3.375% due 03/15/2018		12,900	13,048
Petroleos Mexicanos
3.178% due 07/18/2018		9,250	9,366
3.500% due 07/18/2018		36,450	36,982
5.500% due 02/04/2019		7,500	7,849
5.750% due 03/01/2018		90,557	92,746
8.000% due 05/03/2019		5,800	6,358
9.250% due 03/30/2018		7,600	7,969
Petronas Capital Ltd.
5.250% due 08/12/2019		18,500	19,695
Pioneer Natural Resources Co.
6.875% due 05/01/2018		15,490	16,114
QUALCOMM, Inc.
1.558% due 05/20/2019		18,100	18,162
1.648% due 05/20/2020		6,700	6,733
1.722% due 05/20/2020		11,509	11,595
1.928% due 01/30/2023		6,600	6,640
2.900% due 05/20/2024		4,400	4,394
QVC, Inc.
3.125% due 04/01/2019		1,500	1,517
Reckitt Benckiser Treasury Services PLC
1.856% due 06/24/2022		53,750	53,841
Reynolds American, Inc.
2.300% due 08/21/2017		4,200	4,204
2.300% due 06/12/2018		14,140	14,205
4.000% due 06/12/2022		5,100	5,410
Rogers Communications, Inc.
6.800% due 08/15/2018		4,000	4,221
S&P Global, Inc.
2.500% due 08/15/2018		4,400	4,432
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		4,300	4,684
5.625% due 04/15/2023		3,200	3,561
6.250% due 03/15/2022		3,500	3,967
SBA Tower Trust
2.240% due 04/15/2043		800	800
SES Global Americas Holdings GP
2.500% due 03/25/2019		1,000	999
SFR Group S.A.
5.375% due 05/15/2022	EUR	1,800	2,147
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$31,730	31,601
SK Broadband Co. Ltd.
2.875% due 10/29/2018		9,180	9,250
SK Telecom Co. Ltd.
2.125% due 05/01/2018		5,950	5,953
Sky PLC
6.100% due 02/15/2018		2,300	2,360
Southern Co.
1.993% due 09/30/2020		31,000	31,154
2.950% due 07/01/2023		4,000	3,979
Spectra Energy Partners LP
1.920% due 06/05/2020		14,500	14,563
Suntory Holdings Ltd.
1.650% due 09/29/2017		4,200	4,200
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018		154,574	156,242
5.462% due 02/16/2021		2,900	3,190
5.877% due 07/15/2019		4,702	5,055
Tencent Holdings Ltd.
3.375% due 05/02/2019		6,900	7,062
Tesco PLC
5.500% due 11/15/2017		40,147	40,633
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021		2,400	2,481
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018		34,157	34,086

Time Warner Cable LLC
5.000% due 02/01/2020		10,000	10,674
6.750% due 07/01/2018		20,225	21,165
8.250% due 04/01/2019		21,676	23,923
8.750% due 02/14/2019		1,235	1,359
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,500	2,539
Toll Brothers Finance Corp.
8.910% due 10/15/2017		2,350	2,397
Tyson Foods, Inc.
1.760% due 06/02/2020		4,000	4,020
Viacom, Inc.
5.625% due 09/15/2019		1,990	2,126
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017		27,965	27,947
1.612% due 11/20/2017		4,270	4,273
1.642% due 05/22/2018		34,900	34,932
1.650% due 05/22/2018		2,800	2,798
Volkswagen International Finance NV
1.600% due 11/20/2017		5,360	5,358
2.125% due 11/20/2018		170	171
VW Credit, Inc.
2.250% due 03/23/2018		3,800	3,812
Willamette Industries, Inc.
7.000% due 02/01/2018		8,075	8,273
Wind Acquisition Finance S.A.
3.668% due 07/15/2020	EUR	7,000	8,036
Woodside Finance Ltd.
4.600% due 05/10/2021		$43,856	46,298
Wyndham Worldwide Corp.
2.500% due 03/01/2018		11,023	11,073
Wynn Macau Ltd.
5.250% due 10/15/2021 (h)		600	616
Xerox Corp.
6.350% due 05/15/2018		7,730	8,019
ZF North America Capital, Inc.
4.000% due 04/29/2020		5,500	5,713

			2,636,491

UTILITIES 5.6%
AT&T, Inc.
1.808% due 01/15/2020		4,800	4,827
2.023% due 07/15/2021		56,600	57,219
2.226% due 06/30/2020		22,798	23,106
BG Energy Capital PLC
4.000% due 12/09/2020		3,980	4,190
5.125% due 12/07/2017	GBP	3,000	3,981
6.500% due 11/30/2072		$34,825	35,445
6.500% due 11/30/2072	GBP	8,105	10,793
BP Capital Markets PLC
1.725% due 05/10/2019		$2,855	2,869
3.062% due 03/17/2022		16,500	16,875
3.245% due 05/06/2022		4,065	4,184
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018		16,300	16,331
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		10,200	10,289
Cleveland Electric Illuminating Co.
7.880% due 11/01/2017		1,420	1,448
Dominion Energy, Inc.
1.400% due 09/15/2017		1,000	1,000
2.125% due 02/15/2018		8,800	8,804
E.ON International Finance BV
5.800% due 04/30/2018		4,300	4,432
Enel Finance International NV
6.250% due 09/15/2017		64,265	64,834
Engie S.A.
1.500% due 07/20/2017	EUR	2,000	2,286
Exelon Generation Co. LLC
6.200% due 10/01/2017		$5,050	5,103
FirstEnergy Corp.
2.750% due 03/15/2018		36,577	36,816
Great Plains Energy, Inc.
2.500% due 03/09/2020		900	909
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		30,587	31,226
National Grid North America, Inc.
1.812% due 08/21/2017		99,800	99,942
OGE Energy Corp.
1.742% due 11/24/2017		6,000	5,999
Orange S.A.
1.625% due 11/03/2019		7,700	7,638
Plains All American Pipeline LP
2.600% due 12/15/2019		600	602
6.500% due 05/01/2018		12,851	13,312

Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	2,202	2,176
2.075% due 04/10/2019	5,500	5,527
2.125% due 05/03/2019	58,450	58,264
2.500% due 10/17/2018	10,206	10,255
2.750% due 04/10/2019	3,000	3,019
State Grid Overseas Investment Ltd.
1.750% due 05/22/2018	4,800	4,788
2.250% due 05/04/2020	2,200	2,195
TECO Finance, Inc.
1.755% due 04/10/2018	475	476
6.572% due 11/01/2017	1,660	1,685
Telecom Italia Capital S.A.
6.999% due 06/04/2018	33,138	34,671
Verizon Communications, Inc.
2.250% due 03/16/2022	120,600	122,097

		719,613

Total Corporate Bonds & Notes (Cost $6,822,446)		6,871,259

MUNICIPAL BONDS & NOTES 1.2%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
2.089% due 11/25/2043	3,789	3,763

CALIFORNIA 0.8%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	51,700	51,998
California State General Obligation Bonds, Series 2017
1.831% due 04/01/2047	50,810	50,815

		102,813

COLORADO 0.0%
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.722% due 09/01/2039	1,345	1,350
1.870% due 09/01/2039	1,540	1,554

		2,904

DISTRICT OF COLUMBIA 0.2%
Georgetown University, District of Columbia Revenue Bonds, (NPFGC Insured), Series 2001
2.028% due 04/01/2029	19,500	18,232

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
1.650% due 12/01/2033	3,620	3,616

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
1.286% due 10/25/2036	4,125	3,999

SOUTH CAROLINA 0.0%
Greenwood County, South Carolina Revenue Bonds, (AGM Insured), Series 2004
2.754% due 10/01/2034	785	732

TEXAS 0.0%
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
1.704% due 09/15/2027	1,745	1,689

WASHINGTON 0.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.960% due 01/01/2042	17,665	17,635

Total Municipal Bonds & Notes (Cost $155,001)		155,383

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
1.120% due 12/25/2036	115	113
1.276% due 07/25/2037	489	480
1.336% due 03/25/2034	33	33
1.346% due 03/25/2036	78	74
1.366% due 08/25/2034	159	158
1.416% due 02/25/2037	823	819
1.445% due 07/25/2046 (h)	40,033	40,016
1.495% due 03/25/2046	10,642	10,656
1.516% due 12/25/2028	454	456
1.536% due 06/25/2036	151	151
1.556% due 11/25/2036	143	142

1.566% due 04/25/2036 - 03/25/2044	773	772
1.586% due 03/25/2036	83	83
1.609% due 03/17/2032 - 05/18/2032	739	745
1.616% due 06/25/2032 - 09/25/2032	77	77
1.646% due 07/25/2036 - 11/25/2040	258	258
1.659% due 09/17/2027	3	3
1.666% due 08/25/2021 - 06/25/2042	2,159	2,167
1.695% due 01/01/2021	11,995	12,059
1.696% due 11/25/2040	274	275
1.709% due 07/18/2027 - 05/18/2032	125	126
1.716% due 02/25/2022 - 04/25/2042	550	553
1.756% due 07/25/2037	313	316
1.766% due 09/25/2041	2,404	2,420
1.816% due 08/25/2022	2	2
1.830% due 02/01/2018	1	1
1.833% due 05/01/2021 - 04/01/2029	36	36
1.846% due 04/25/2031	102	102
1.866% due 12/25/2022	2	3
1.892% due 06/01/2043 - 10/01/2044	3,292	3,346
1.896% due 02/25/2041	32	33
1.916% due 09/25/2022	1	1
1.986% due 06/25/2037	208	212
2.066% due 02/25/2023 - 07/25/2038	11	12
2.116% due 04/25/2032 - 11/25/2049	36	37
2.216% due 11/25/2049	14	14
2.366% due 09/25/2023	20	21
2.436% due 10/25/2038	54	56
2.566% due 09/01/2035	18	19
2.595% due 08/01/2026	4	4
2.625% due 07/01/2031	4	4
2.627% due 06/01/2035	19	20
2.675% due 09/01/2034	347	368
2.698% due 09/01/2034	22	24
2.762% due 09/01/2034	68	72
2.771% due 11/01/2035	60	63
2.815% due 01/01/2036	112	118
2.818% due 01/01/2036	24	26
2.829% due 01/01/2036	26	27
2.830% due 10/01/2035	8	9
2.835% due 05/01/2035 - 12/01/2040	87	91
2.838% due 07/01/2035	33	34
2.861% due 11/01/2027	2	2
2.908% due 08/01/2035	56	60
2.912% due 09/01/2034	31	32
2.914% due 10/01/2035	48	50
2.951% due 11/01/2034	129	137
2.965% due 02/01/2033 - 06/01/2033	13	14
2.978% due 08/01/2029	431	448
2.987% due 09/01/2035	29	31
2.989% due 06/01/2034	3	3
3.000% due 05/25/2028 - 06/25/2028 (a)	67,765	6,379
3.019% due 08/01/2035	15	16
3.031% due 05/01/2036	1,427	1,480
3.040% due 07/01/2029	77	80
3.043% due 07/01/2034	7	7
3.060% due 04/01/2029	4	4
3.063% due 01/01/2032	176	179
3.085% due 10/01/2035	7	7
3.118% due 12/01/2035	24	25
3.150% due 01/01/2036	36	39
3.187% due 09/01/2035	43	46
3.228% due 02/01/2034	44	47
3.240% due 05/01/2038	3,029	3,206
3.270% due 12/01/2036	18	18
3.308% due 05/01/2034	34	36
3.355% due 04/01/2033	5	5
3.372% due 12/01/2036	18	19
3.374% due 05/01/2035	36	38
3.401% due 05/01/2035	106	112
3.405% due 11/01/2035	61	64
3.439% due 11/01/2024	6	6
3.458% due 03/01/2036	22	23
3.662% due 03/01/2036	25	26
3.765% due 06/01/2036	9	9
3.802% due 06/01/2035	168	179
3.892% due 05/01/2036	29	31
4.112% due 02/25/2018 (a)	13,738	14
4.434% due 07/01/2028	6	6
5.050% due 07/01/2018	57	57
6.150% due 10/25/2042	264	311
8.383% due 06/25/2032	21	22
FDIC Structured Sale Guaranteed Bonds
1.551% due 11/29/2037	561	560
Federal Housing Administration
6.896% due 07/01/2020	36	35
7.350% due 04/01/2019	12	12

Freddie Mac
1.256% due 12/25/2036	2,751	2,743
1.345% due 01/15/2038 (h)	30,598	30,480
1.409% due 07/15/2034	81	81
1.447% due 08/25/2019 (a)	178,218	4,364
1.509% due 02/15/2018 - 07/15/2036	470	471
1.559% due 01/15/2022 - 06/15/2031	70	70
1.609% due 12/15/2031 - 09/15/2041	1,665	1,672
1.632% due 01/15/2038 (a)	29,011	1,676
1.639% due 11/15/2036	42	42
1.659% due 07/15/2039 - 02/15/2041	2,876	2,886
1.709% due 06/15/2031	189	190
1.759% due 06/15/2031 - 12/15/2037	419	422
1.859% due 03/15/2032	128	130
1.892% due 10/25/2044 - 02/25/2045	4,272	4,317
1.909% due 03/15/2023	3	3
2.125% due 08/01/2017	1	1
2.159% due 11/15/2033 - 10/15/2049	183	188
2.761% due 02/01/2023	0	1
2.821% due 05/01/2034	27	29
2.862% due 04/01/2025	4	4
2.868% due 08/01/2035	16	17
2.937% due 07/01/2033	27	29
2.977% due 09/01/2035	161	170
3.029% due 08/01/2035	79	83
3.126% due 12/01/2035	10	11
3.199% due 10/01/2033	16	17
3.310% due 11/01/2035	22	22
3.396% due 08/01/2034	35	37
5.000% due 08/15/2035	2,140	2,352
5.500% due 08/15/2030	2	2
6.500% due 07/25/2043	201	235
Ginnie Mae
0.000% due 11/20/2066	8,634	8,738
1.543% due 04/20/2062	15,046	15,075
1.572% due 02/16/2032 - 03/16/2032	154	154
1.593% due 10/20/2065	5,274	5,286
1.672% due 02/16/2030	28	28
1.673% due 11/20/2065	8,651	8,669
1.693% due 02/20/2062	33,783	34,012
1.763% due 10/20/2066	3,375	3,399
1.772% due 02/16/2030	31	31
1.793% due 01/20/2066 - 06/20/2066	41,906	42,255
1.843% due 04/20/2066	4,844	4,897
1.943% due 12/20/2066	3,489	3,545
1.993% due 03/20/2066	24,774	25,235
2.125% due 07/20/2022 - 05/20/2032	1,758	1,818
2.162% due 03/20/2031	203	207
2.172% due 08/16/2039	394	403
2.250% due 12/20/2021 - 12/20/2033	395	409
2.375% due 02/20/2024 - 03/20/2032	723	746
2.500% due 10/20/2017 - 01/20/2022	16	15
2.550% due 04/20/2067	5,302	5,476
4.000% due 02/20/2019	2	2
NCUA Guaranteed Notes
1.446% due 12/07/2020	3,315	3,321
1.644% due 12/08/2020	2,984	3,002
Small Business Administration
4.340% due 03/01/2024	66	69
5.370% due 04/01/2028	119	129
5.490% due 03/01/2028	81	89

Total U.S. Government Agencies (Cost $310,046)		311,337

U.S. TREASURY OBLIGATIONS 13.6%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020 (h)	239,122	239,553
0.125% due 04/15/2021 (h)	35,079	35,036
0.125% due 04/15/2022 (h)	349,408	347,844
0.625% due 07/15/2021 (h)(j)(l)	29,836	30,591
U.S. Treasury Notes
2.375% due 05/15/2027 (h)	1,089,700	1,096,894

Total U.S. Treasury Obligations (Cost $1,742,920)		1,749,918

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
Adjustable Rate Mortgage Trust
3.399% due 02/25/2035	2,155	2,156
American Home Mortgage Assets Trust
1.406% due 05/25/2046 ^	1,959	1,554
1.406% due 09/25/2046 ^	761	642
American Home Mortgage Investment Trust
2.914% due 09/25/2045	272	271
3.277% due 10/25/2034	236	238
3.415% due 02/25/2045	26	26

BAMLL Commercial Mortgage Securities Trust
1.789% due 06/15/2028	2,800	2,804
2.379% due 01/15/2028	3,000	3,012
2.559% due 12/15/2031	4,860	4,873
Banc of America Funding Trust
3.131% due 02/20/2036	1,421	1,408
3.559% due 01/20/2047 ^	113	106
Banc of America Mortgage Trust
3.439% due 02/25/2036 ^	81	75
4.067% due 07/20/2032	21	21
Bancorp Commercial Mortgage Trust
2.589% due 11/15/2033	3,400	3,408
BCAP LLC Trust
3.270% due 09/26/2035	889	885
4.001% due 07/26/2037	119	120
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	23	24
2.754% due 11/25/2030	44	42
3.111% due 11/25/2034	602	586
3.191% due 10/25/2035	5	5
3.198% due 08/25/2033	1,551	1,561
3.237% due 07/25/2033	4,235	4,164
3.249% due 11/25/2034	7,427	6,041
3.260% due 03/25/2035	1,255	1,269
3.359% due 01/25/2035	80	79
3.432% due 01/25/2034	219	221
3.565% due 01/25/2034	56	57
3.636% due 03/25/2035	84	85
3.656% due 05/25/2047 ^	1,192	1,139
Bear Stearns ALT-A Trust
1.376% due 02/25/2034	738	689
1.916% due 09/25/2034	2,221	2,202
3.200% due 01/25/2036 ^	1,769	1,694
3.254% due 11/25/2036	2,705	2,445
3.361% due 09/25/2035	2,786	2,398
3.475% due 05/25/2035	214	216
Bear Stearns Structured Products, Inc. Trust
3.063% due 12/26/2046	3,656	3,162
3.421% due 01/26/2036	6,783	6,191
BLCP Hotel Trust
2.109% due 08/15/2029	2,654	2,657
CDGJ Commercial Mortgage Trust
2.559% due 12/15/2027	11,547	11,572
Chase Mortgage Finance Trust
3.328% due 03/25/2037 ^	407	398
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.466% due 08/25/2035	208	199
Citigroup Commercial Mortgage Trust
2.439% due 07/15/2027	9,345	9,361
Citigroup Mortgage Loan Trust, Inc.
1.286% due 01/25/2037	307	239
2.830% due 09/25/2035	44	43
3.111% due 07/25/2046 ^	290	250
3.176% due 08/25/2035	1,045	1,049
3.210% due 10/25/2035 ^	146	146
3.430% due 05/25/2035	349	349
3.573% due 03/25/2034	61	60
3.667% due 09/25/2037 ^	2,476	2,265
Cold Storage Trust
2.159% due 04/15/2036	33,100	33,209
COLT Funding LLC
3.000% due 05/25/2046	638	646
Countrywide Alternative Loan Trust
1.376% due 02/25/2047	160	150
1.392% due 02/20/2047 ^	3,986	3,172
1.396% due 05/25/2047	2,679	2,520
1.406% due 09/25/2046 ^	1,091	939
1.407% due 12/20/2046 ^	2,756	2,242
1.422% due 07/20/2046 ^	1,466	904
1.426% due 07/25/2046	256	243
1.732% due 12/25/2035	539	494
1.732% due 02/25/2036	342	311
3.545% due 02/25/2037 ^	1,175	1,082
6.000% due 04/25/2037 ^	159	111
6.250% due 12/25/2033	246	253
Countrywide Commercial Mortgage Trust
6.477% due 11/12/2043	3,334	3,338
Countrywide Home Loan Mortgage Pass-Through Trust
1.676% due 05/25/2035	229	195
1.796% due 04/25/2035	26	23
1.856% due 03/25/2035	320	260
2.750% due 07/19/2031	4	4
3.174% due 09/25/2047 ^	234	219
3.741% due 11/19/2033	128	126
Countrywide Home Loan Reperforming REMIC Trust
1.556% due 06/25/2035	2,911	2,705

5.149% due 01/25/2034		11	11
Credit Suisse Commercial Mortgage Trust
2.109% due 02/15/2031		7,500	7,528
5.695% due 09/15/2040		1,500	1,499
Credit Suisse First Boston Mortgage Securities Corp.
1.590% due 03/25/2032		42	39
3.234% due 11/25/2033		1,278	1,269
3.499% due 11/25/2034		430	446
Credit Suisse Mortgage Capital Certificates
1.846% due 07/15/2032		15,600	15,615
Eurosail PLC
0.590% due 06/13/2045	GBP	131	170
First Horizon Mortgage Pass-Through Trust
3.142% due 08/25/2035		$376	326
First Republic Bank Mortgage Pass-Through Certificates
1.696% due 06/25/2030		119	109
First Republic Mortgage Loan Trust
1.459% due 08/15/2032		1,991	1,855
1.509% due 11/15/2031		172	167
GMAC Mortgage Corp. Loan Trust
3.654% due 08/19/2034		1,602	1,579
GreenPoint Mortgage Funding Trust
1.486% due 11/25/2045		379	336
1.656% due 06/25/2045		275	250
1.676% due 06/25/2045		133	120
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		161	174
GSR Mortgage Loan Trust
3.109% due 09/25/2035		1,995	2,033
3.370% due 01/25/2036 ^		459	449
3.396% due 04/25/2036		312	286
HarborView Mortgage Loan Trust
1.339% due 03/19/2037		841	760
1.389% due 07/19/2046 ^		1,944	1,164
1.449% due 03/19/2036		3,287	2,567
1.649% due 05/19/2035		1,223	1,148
3.274% due 04/19/2034		22	22
3.732% due 08/19/2036 ^		105	98
Hudson’s Bay Simon JV Trust
2.656% due 08/05/2034		10,000	10,029
Impac CMB Trust
2.116% due 10/25/2033		11	11
IMT Mortgage Trust
1.700% due 06/15/2034 (b)		9,900	9,900
IndyMac Adjustable Rate Mortgage Trust
2.113% due 01/25/2032		1	1
2.222% due 01/25/2032		2	2
IndyMac Mortgage Loan Trust
1.396% due 07/25/2047		761	525
1.406% due 09/25/2046		1,250	1,106
1.416% due 06/25/2046		653	571
1.426% due 05/25/2046		203	186
1.456% due 07/25/2035		177	158
3.079% due 12/25/2034		31	30
JPMorgan Chase Commercial Mortgage Securities Trust
2.489% due 10/15/2034		8,600	8,643
JPMorgan Mortgage Trust
3.173% due 04/25/2035		2,469	2,369
LB Commercial Mortgage Trust
6.410% due 06/15/2031		411	417
LMREC, Inc.
2.710% due 11/24/2031		16,300	16,422
Luminent Mortgage Trust
1.194% due 12/25/2036		856	755
1.204% due 12/25/2036 ^		281	252
1.416% due 10/25/2046		262	237
MASTR Adjustable Rate Mortgages Trust
1.426% due 04/25/2046		608	459
3.190% due 11/21/2034		1,051	1,082
MASTR Alternative Loan Trust
5.000% due 04/25/2019		36	36
6.000% due 08/25/2033		932	986
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.859% due 11/15/2031		920	870
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.599% due 12/15/2030		954	929
2.019% due 08/15/2032		59	57
2.610% due 10/20/2029		613	615
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036		4,243	4,085
1.466% due 11/25/2035		935	883
2.051% due 10/25/2035		1,892	1,814
2.665% due 10/25/2035		1,172	1,173
2.915% due 12/25/2032		7	7
Merrill Lynch Mortgage-Backed Securities Trust
3.519% due 04/25/2037 ^		363	317

Merrill Lynch/Countrywide Commercial Mortgage Trust
6.076% due 08/12/2049		365	365
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048		3,500	3,580
Morgan Stanley Capital Trust
2.289% due 08/14/2031		2,868	2,867
5.809% due 12/12/2049		5,183	5,198
Morgan Stanley Mortgage Loan Trust
3.110% due 06/25/2036		97	96
MortgageIT Trust
1.956% due 12/25/2034		782	779
Nomura Resecuritization Trust
1.871% due 12/26/2036		5,356	5,284
3.042% due 04/26/2037		11,210	11,362
RAIT Trust
2.439% due 11/13/2031		1,142	1,143
RBS Acceptance, Inc.
3.956% due 06/25/2024		2	2
RBSSP Resecuritization Trust
1.302% due 08/26/2045		6,486	6,203
1.524% due 10/26/2036		2,122	2,104
1.533% due 09/26/2036		1,245	1,234
2.869% due 10/25/2035		9,658	9,785
2.937% due 10/26/2036		780	786
Residential Accredit Loans, Inc. Trust
1.426% due 04/25/2046		199	105
1.466% due 08/25/2037		450	395
1.516% due 01/25/2035		210	209
1.516% due 08/25/2035		850	702
2.092% due 09/25/2045		532	470
Residential Asset Securitization Trust
3.254% due 12/25/2034		2,426	2,374
5.750% due 02/25/2036 ^		135	107
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		22	22
RFTI Issuer Ltd.
2.909% due 08/15/2030		11,754	11,750
Ripon Mortgages PLC
1.172% due 08/20/2056	GBP	47,700	62,305
Sequoia Mortgage Trust
1.972% due 10/20/2027		$306	293
3.075% due 04/20/2035		229	238
3.093% due 01/20/2047 ^		219	179
Structured Adjustable Rate Mortgage Loan Trust
2.132% due 01/25/2035		59	53
3.336% due 08/25/2035		559	557
3.396% due 02/25/2034		81	82
Structured Asset Mortgage Investments Trust
1.346% due 03/25/2037		883	656
1.406% due 07/25/2046 ^		2,235	1,876
1.436% due 05/25/2036		5,753	5,074
1.436% due 05/25/2046		1,021	589
1.459% due 07/19/2035		3,333	3,258
1.496% due 02/25/2036 ^		28	26
1.676% due 05/25/2045		410	370
1.789% due 07/19/2034		16	16
1.869% due 09/19/2032		22	21
1.909% due 03/19/2034		282	275
1.909% due 04/19/2035		1,069	1,034
Structured Asset Securities Corp.
5.050% due 02/25/2034		11	12
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032		93	92
3.209% due 01/25/2032		5	5
3.244% due 07/25/2032		46	43
Thornburg Mortgage Securities Trust
3.111% due 04/25/2045		168	169
UBS-Barclays Commercial Mortgage Trust
1.784% due 04/10/2046		3,300	3,324
WaMu Mortgage Pass-Through Certificates Trust
1.432% due 02/25/2047 ^		543	467
1.462% due 01/25/2047		391	369
1.472% due 01/25/2047 ^		792	645
1.476% due 11/25/2045		115	111
1.486% due 12/25/2045		182	177
1.492% due 04/25/2047		1,227	1,105
1.502% due 12/25/2046		1,635	1,580
1.506% due 10/25/2045		1,211	1,204
1.512% due 12/25/2046 ^		796	698
1.526% due 01/25/2045		150	146
1.732% due 02/25/2046		2,080	2,037
1.732% due 08/25/2046		10,794	9,860
1.895% due 02/27/2034		49	48
1.895% due 01/25/2047		217	212
1.932% due 11/25/2042		294	280
2.083% due 12/25/2046		755	741

2.132% due 06/25/2042		345	333
2.132% due 08/25/2042		397	385
2.145% due 07/25/2046		227	217
2.145% due 08/25/2046		5,448	5,334
2.145% due 09/25/2046		389	380
2.145% due 11/25/2046		147	140
2.567% due 01/25/2037 ^		449	407
2.733% due 03/25/2033		58	58
2.763% due 04/25/2037 ^		314	278
2.778% due 12/25/2036 ^		292	272
2.795% due 09/25/2033		1,435	1,457
2.845% due 09/25/2033		551	550
2.852% due 05/25/2037 ^		593	488
2.918% due 09/25/2036 ^		492	466
2.996% due 02/25/2037 ^		689	631
3.028% due 02/25/2037 ^		1,633	1,522
3.094% due 02/25/2037 ^		829	758
3.134% due 06/25/2034		1,504	1,529
Washington Mutual Mortgage Pass-Through Certificates Trust
1.702% due 05/25/2046		471	390
3.257% due 02/25/2033		24	24
Wells Fargo Commercial Mortgage Trust
2.051% due 07/15/2046		2,500	2,531
2.709% due 01/15/2059		3,500	3,660
Wells Fargo Mortgage-Backed Securities Trust
3.107% due 03/25/2036		111	112
3.152% due 06/25/2035		1,412	1,446
3.193% due 09/25/2034		120	123
3.237% due 12/25/2034		835	847
3.324% due 07/25/2036 ^		444	445
Wells Fargo-RBS Commercial Mortgage Trust
2.201% due 06/15/2045		15,000	15,322

Total Non-Agency Mortgage-Backed Securities (Cost $444,059)			449,804

ASSET-BACKED SECURITIES 13.8%
ACE Securities Corp. Home Equity Loan Trust
1.276% due 10/25/2036		20	14
Allegro CLO Ltd.
2.390% due 01/30/2026		21,300	21,379
Alpstar CLO PLC
0.080% due 05/15/2024	EUR	1,122	1,284
AmeriCredit Automobile Receivables Trust
1.839% due 04/08/2019		$192	192
Amortizing Residential Collateral Trust
1.796% due 07/25/2032		62	60
1.916% due 10/25/2031		265	260
1.916% due 08/25/2032		281	263
Amresco Residential Securities Corp. Mortgage Loan Trust
2.156% due 06/25/2029		99	94
Apidos CLO
2.189% due 01/19/2025		35,600	35,585
2.308% due 04/15/2025		3,950	3,952
Ares CLO Ltd.
2.568% due 12/05/2025		10,900	10,930
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.266% due 12/25/2033		192	189
Asset-Backed Funding Certificates Trust
1.916% due 06/25/2034		550	543
Asset-Backed Securities Corp. Home Equity Loan Trust
1.296% due 05/25/2037		28	20
Atlas Senior Loan Fund Ltd.
2.400% due 01/30/2024		6,838	6,848
AVANT Loans Funding Trust
2.410% due 03/15/2021		5,545	5,550
Babson CLO Ltd.
2.308% due 10/17/2026		13,600	13,617
Basic Asset-Backed Securities Trust
1.526% due 04/25/2036		1,300	1,247
Bayview Opportunity Master Fund Trust
3.475% due 10/28/2031		706	712
3.475% due 04/28/2032		3,959	3,965
3.598% due 02/28/2032		5,167	5,174
Bear Stearns Asset-Backed Securities Trust
1.876% due 10/25/2032		287	283
2.016% due 10/27/2032		82	79
2.216% due 10/25/2037		1,746	1,755
2.216% due 11/25/2042		22	22
BlueMountain CLO Ltd.
2.485% due 04/13/2027		18,200	18,237
Bravo Mortgage Asset Trust
1.456% due 07/25/2036		654	640
Cadogan Square CLO BV
0.000% due 07/24/2023	EUR	1,071	1,226
Carlyle Global Market Strategies CLO Ltd.
2.298% due 10/16/2025		$20,200	20,225

2.320% due 07/27/2026		6,600	6,607
2.620% due 07/27/2026		64,200	64,278
Cavalry CLO Ltd.
2.528% due 01/16/2024		7,320	7,330
CELF Loan Partners PLC
0.119% due 05/03/2023	EUR	399	456
CELF Low Levered Partners PLC
0.000% due 03/04/2024		1,027	1,174
Cent CLO Ltd.
2.380% due 07/27/2026		$38,600	38,707
2.500% due 10/29/2025		1,050	1,051
Chase Funding Trust
1.856% due 08/25/2032		25	23
CIFC Funding Ltd.
2.173% due 10/24/2025		10,400	10,435
CIT Group Home Equity Loan Trust
1.564% due 06/25/2033		36	35
Citigroup Mortgage Loan Trust, Inc.
1.276% due 07/25/2045		354	263
COA Summit CLO Ltd.
2.506% due 04/20/2023		1,594	1,596
Colony American Finance Ltd.
2.544% due 06/15/2048		17,729	17,635
Colony Starwood Homes Trust
2.709% due 07/17/2033		35,699	36,232
Commonbond Student Loan Trust
2.550% due 05/25/2041		10,900	10,863
ContiMortgage Home Equity Loan Trust
1.499% due 03/15/2027		1	1
Cordatus CLO PLC
0.000% due 07/25/2024	EUR	3,062	3,500
0.758% due 01/30/2024	GBP	983	1,283
0.759% due 07/25/2024		1,812	2,362
Countrywide Asset-Backed Certificates
1.696% due 12/25/2031 ^		$34	28
1.956% due 05/25/2032		215	207
2.076% due 05/25/2033		7	7
Countrywide Asset-Backed Certificates Trust
1.756% due 12/25/2034		8,373	8,154
Countrywide Home Equity Loan Trust
1.299% due 01/15/2037		25	23
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 01/25/2032		2	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		18,122	18,180
Credit-Based Asset Servicing and Securitization LLC
1.276% due 11/25/2036		53	31
1.336% due 07/25/2037		386	254
CVC Cordatus Loan Fund Ltd.
0.870% due 07/15/2027	EUR	16,000	18,306
Delta Funding Home Equity Loan Trust
1.979% due 09/15/2029		$27	27
Denali Capital CLO Ltd.
1.383% due 01/22/2022		4,410	4,416
Drug Royalty LP
4.008% due 07/15/2023		5,854	5,891
Dryden Senior Loan Fund
2.282% due 08/15/2025		3,000	3,001
Duchess CLO BV
0.000% due 02/28/2023	EUR	693	790
Eagle Ltd.
2.570% due 12/15/2039		$1,763	1,752
Eaton Vance CDO PLC
1.412% due 02/22/2027		1,177	1,177
1.472% due 02/22/2027		1,675	1,675
Educational Services of America, Inc.
1.946% due 04/25/2039		4,507	4,507
EFS Volunteer LLC
2.006% due 10/25/2035		8,550	8,559
EMC Mortgage Loan Trust
1.764% due 05/25/2040		38	36
Emerson Park CLO Ltd.
2.138% due 07/15/2025		9,500	9,509
Equity One Mortgage Pass-Through Trust
1.776% due 11/25/2032		103	98
1.816% due 04/25/2034		547	472
Evergreen Credit Card Trust
1.879% due 04/15/2020		41,800	41,991
Figueroa CLO Ltd.
2.524% due 06/20/2027		9,700	9,716
First NLC Trust
1.286% due 08/25/2037		503	286
Flagship Ltd.
2.276% due 01/20/2026		10,600	10,606
Fortress Credit BSL Ltd.
2.308% due 10/19/2025		13,400	13,407

2.338% due 01/19/2025		2,906	2,910
Fortress Credit Investments Ltd.
2.408% due 07/17/2023		12,622	12,615
Galaxy CLO Ltd.
2.310% due 11/16/2025		22,900	22,925
Gallatin CLO Ltd.
2.428% due 07/15/2023		10,524	10,533
GCAT LLC
3.750% due 07/25/2020		856	860
4.500% due 03/25/2021		2,117	2,134
GreenPoint Home Equity Loan Trust
1.519% due 01/15/2030		14	14
GSAMP Trust
1.286% due 12/25/2036		375	204
Harbourmaster Pro-Rata CLO BV
0.031% due 09/20/2023	EUR	2,302	2,628
Home Equity Asset Trust
2.136% due 02/25/2033		$1	1
HSI Asset Loan Obligation Trust
1.276% due 12/25/2036		118	50
ICG U.S. CLO Ltd.
2.348% due 10/15/2026		33,000	33,004
ING Investment Management CLO Ltd.
1.383% due 06/14/2022		118	118
Invitation Homes Trust
2.509% due 08/17/2032		17,307	17,399
Jamestown CLO Ltd.
2.298% due 01/15/2026		10,500	10,499
JMP Credit Advisors CLO Ltd.
2.398% due 10/17/2025		35,900	35,983
Jubilee CDO BV
0.000% due 07/30/2024	EUR	1,432	1,635
KVK CLO Ltd.
2.308% due 01/15/2026		$25,000	25,024
LCM LP
2.418% due 10/19/2022		16,144	16,184
Lehman ABS Mortgage Loan Trust
1.306% due 06/25/2037		417	264
Lehman XS Trust
1.366% due 04/25/2037 ^		654	537
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025		16,600	16,704
Long Beach Mortgage Loan Trust
1.776% due 10/25/2034		359	337
1.916% due 03/25/2032		22	22
Madison Park Funding Ltd.
1.420% due 02/26/2021		2,914	2,915
2.268% due 01/19/2025		2,500	2,503
2.486% due 04/20/2026		9,200	9,231
Malin CLO BV
0.000% due 05/07/2023	EUR	1,075	1,228
Massachusetts Educational Financing Authority
2.106% due 04/25/2038		$1,311	1,307
MASTR Asset-Backed Securities Trust
1.266% due 11/25/2036		66	31
1.266% due 01/25/2037		322	126
Merrill Lynch Mortgage Investors Trust
1.296% due 09/25/2037		6	2
1.336% due 02/25/2037		348	169
Morgan Stanley ABS Capital, Inc. Trust
1.276% due 05/25/2037		245	147
1.316% due 09/25/2036		22	11
Morgan Stanley IXIS Real Estate Capital Trust
1.266% due 11/25/2036		10	5
Morgan Stanley Mortgage Loan Trust
1.436% due 02/25/2047		970	495
Mountain Hawk CLO Ltd.
2.316% due 07/22/2024		1,800	1,797
Mountain View CLO Ltd.
2.316% due 04/12/2024		5,650	5,646
Navient Private Education Loan Trust
2.650% due 12/15/2028		14,487	14,533
2.740% due 02/15/2029		9,292	9,388
Navient Student Loan Trust
2.266% due 12/27/2066		34,050	34,295
2.366% due 03/25/2066		32,701	33,088
2.466% due 06/25/2065		29,645	30,156
Nelnet Student Loan Trust
1.816% due 02/27/2051		10,180	10,213
2.016% due 09/25/2065		6,180	6,254
New Century Home Equity Loan Trust
1.396% due 05/25/2036		465	402
NewMark Capital Funding CLO Ltd.
2.372% due 06/30/2026		12,900	12,904
Northstar Education Finance, Inc.
1.916% due 12/26/2031		9,114	9,106

Northwoods Capital Ltd.
2.254% due 11/04/2025		15,650	15,680
Oaktree CLO Ltd.
2.376% due 10/20/2026		12,900	12,926
Octagon Investment Partners Ltd.
2.258% due 04/15/2026		19,400	19,379
OFSI Fund Ltd.
2.308% due 04/17/2025		21,900	21,943
OHA Credit Partners Ltd.
2.166% due 10/20/2025		32,900	32,900
OneMain Financial Issuance Trust
2.430% due 06/18/2024		1,130	1,130
2.570% due 07/18/2025		42,907	43,010
Option One Mortgage Loan Trust
1.756% due 08/25/2032		110	106
1.876% due 05/25/2035		1,829	1,834
Palmer Square CLO Ltd.
2.378% due 10/17/2027		18,100	18,106
Panhandle-Plains Higher Education Authority, Inc.
2.278% due 10/01/2035		827	826
PDM CLO BV
0.510% due 02/14/2023	EUR	459	525
Pinnacle Park CLO Ltd.
2.418% due 04/15/2026		$17,900	17,970
Progress Residential Trust
2.572% due 01/17/2034		6,700	6,809
2.709% due 09/17/2033		14,335	14,593
Regatta Funding Ltd.
2.316% due 10/25/2026		8,600	8,604
Renaissance Home Equity Loan Trust
1.576% due 11/25/2034		167	150
1.716% due 12/25/2033		261	258
2.096% due 08/25/2033		457	431
Residential Asset Mortgage Products Trust
1.776% due 06/25/2032		5	5
Residential Asset Securities Corp. Trust
1.716% due 07/25/2032 ^		62	57
SBA Tower Trust
2.898% due 10/15/2044		10,200	10,260
SLM Student Loan Trust
1.236% due 07/25/2019		255	255
1.266% due 01/25/2027		12,523	12,500
1.296% due 10/25/2028		3,440	3,403
1.296% due 10/27/2031		61,534	60,544
1.706% due 01/25/2028		8,124	8,172
1.716% due 12/15/2027		41,307	41,291
1.796% due 12/15/2025		28,700	28,804
1.906% due 04/25/2023		1,960	1,953
1.916% due 01/25/2029		7,017	7,039
2.056% due 07/25/2023		3,600	3,612
2.656% due 04/25/2023		38,199	39,099
2.856% due 07/25/2023		14,578	14,987
SMB Private Education Loan Trust
2.340% due 09/15/2034		1,500	1,480
2.609% due 02/17/2032		6,700	6,889
Sofi Consumer Loan Program LLC
2.500% due 05/26/2026 (b)		15,000	15,011
2.770% due 05/25/2026		24,449	24,586
SoFi Professional Loan Program LLC
2.720% due 10/27/2036		3,212	3,246
2.816% due 06/25/2025		9,145	9,295
3.020% due 02/25/2040		2,229	2,240
Sound Point CLO Ltd.
2.148% due 07/15/2025		10,000	10,003
Specialty Underwriting & Residential Finance Trust
1.896% due 01/25/2034		173	166
Springleaf Funding Trust
2.680% due 07/15/2030		22,100	22,049
Staniford Street CLO Ltd.
2.426% due 06/15/2025		500	500
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		4,833	4,843
Stoney Lane Funding Corp.
1.398% due 04/18/2022		316	316
Structured Asset Investment Loan Trust
1.906% due 06/25/2035		2,347	2,350
2.191% due 10/25/2033		46	45
Structured Asset Securities Corp. Mortgage Loan Trust
2.551% due 04/25/2035		962	921
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		2,537	2,548
Symphony CLO LP
2.255% due 01/09/2023		12,325	12,355
Telos CLO Ltd.
2.808% due 04/17/2025		7,159	7,180

THL Credit Wind River CLO Ltd.
2.338% due 04/18/2026		700	701
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		3,240	3,270
3.598% due 10/27/2036		10,432	10,444
Utah State Board of Regents
1.774% due 01/25/2057		23,995	24,059
Venture CDO Ltd.
1.373% due 07/22/2021		127	127
1.433% due 07/22/2021		1,211	1,210
Venture CLO Ltd.
0.000% due 07/15/2026 (b)		47,450	47,450
2.668% due 04/15/2026		10,200	10,212
Vibrant CLO Ltd.
2.498% due 07/17/2024		4,199	4,210
VOLT LLC
3.125% due 06/25/2047		23,800	23,800
3.250% due 05/25/2047		46,375	46,549
3.250% due 04/25/2059		37,400	37,461
3.375% due 04/25/2047		6,428	6,439
3.375% due 05/28/2047		20,983	21,028
3.500% due 03/25/2047		11,044	11,090
4.375% due 11/27/2045		1,102	1,108
Voya CLO Ltd.
2.458% due 10/15/2022		15,429	15,413
2.478% due 10/15/2022		20,316	20,343
Washington Mutual Asset-Backed Certificates Trust
1.276% due 10/25/2036		65	33

Total Asset-Backed Securities (Cost $1,774,222)			1,779,951

SOVEREIGN ISSUES 5.8%
Caisse des Depots et Consignations
1.321% due 09/09/2019		7,000	6,994
Chiba Prefecture
0.220% due 08/25/2017	JPY	600,000	5,336
City of Chiba
1.870% due 10/26/2017		315,660	2,823
City of Fukuoka Japan
1.870% due 10/24/2017		420,000	3,756
City of Hiroshima Japan
0.220% due 10/25/2017		700,000	6,227
City of Kyoto
0.236% due 07/27/2017		250,000	2,223
0.262% due 09/28/2017		250,000	2,224
City of Nagoya Japan
1.740% due 09/20/2017		332,800	2,970
City of Osaka Japan
0.265% due 11/20/2017		330,000	2,936
0.302% due 09/19/2017		300,000	2,669
1.730% due 11/20/2017		125,480	1,123
1.740% due 12/19/2017		540,000	4,840
1.820% due 09/20/2017		1,500,000	13,389
City of Sapporo Japan
0.200% due 12/20/2017		330,000	2,936
1.770% due 09/20/2017		200,000	1,785
Deposit Insurance Corp. of Japan
0.200% due 10/20/2017		1,200,000	10,676
Development Bank of Japan, Inc.
0.136% due 09/20/2017		700,000	6,225
1.412% due 01/28/2020		$38,150	37,951
1.625% due 09/25/2019		1,150	1,140
1.690% due 03/20/2018	JPY	200,000	1,799
2.125% due 01/30/2019		$1,250	1,252
Export-Import Bank of India
2.750% due 04/01/2020		8,255	8,262
2.750% due 08/12/2020		11,779	11,795
3.875% due 10/02/2019		6,763	6,958
Export-Import Bank of Korea
1.553% due 04/23/2018		5,000	5,008
1.807% due 08/14/2017		1,500	1,500
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		6,540	6,561
Fukuoka Prefecture
0.180% due 07/27/2017	JPY	400,000	3,557
0.190% due 11/27/2017		800,000	7,118
1.720% due 09/20/2017		300,000	2,677
Fukushima Prefecture
0.170% due 02/26/2018		700,000	6,230
Gunma Prefecture
0.241% due 11/24/2017		530,000	4,717
Hiroshima Prefecture
1.630% due 01/25/2018		1,400,000	12,562
Hokkaido Prefecture
0.250% due 09/25/2017		100,000	890
1.700% due 11/30/2017		210,000	1,880

1.800% due 09/25/2017		900,000	8,035
1.960% due 08/31/2017		300,000	2,676
Japan Bank for International Cooperation
1.682% due 06/01/2020		$13,000	12,996
1.762% due 02/24/2020		27,050	27,043
2.125% due 06/01/2020		8,200	8,203
Japan Expressway Holding and Debt Repayment Agency
1.560% due 12/20/2017	JPY	100,000	895
1.700% due 09/28/2017		1,111,000	9,919
1.700% due 11/30/2017		400,000	3,582
1.900% due 07/31/2017		300,000	2,672
1.900% due 08/31/2017		1,790,000	15,966
Japan Finance Corp.
0.100% due 11/02/2017		2,000,000	17,783
0.790% due 03/20/2018		100,000	894
Japan Finance Organization for Municipalities
0.230% due 10/27/2017		1,700,000	15,122
1.375% due 02/05/2018		$8,600	8,578
1.500% due 09/12/2017		1,900	1,899
1.700% due 11/17/2017	JPY	431,000	3,857
1.770% due 12/20/2017		400,000	3,585
2.125% due 03/06/2019		$11,000	11,006
2.500% due 09/12/2018		27,944	28,125
Japan Student Services Organization
0.100% due 11/20/2017	JPY	200,000	1,778
Kanagawa Prefecture
1.590% due 12/20/2017		300,000	2,687
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$46,374	46,381
Korea Expressway Corp.
1.875% due 10/22/2017		6,700	6,704
Korea Gas Corp.
2.250% due 07/25/2017		11,662	11,665
Korea Land & Housing Corp.
1.875% due 08/02/2017		10,267	10,266
Korea Southern Power Co. Ltd.
1.875% due 02/05/2018		6,260	6,251
Korea Water Resources Corp.
2.000% due 04/16/2018		43,750	43,748
Korea Western Power Co. Ltd.
2.875% due 10/10/2018		3,600	3,631
Kyoto Prefecture
1.810% due 09/26/2017	JPY	600,000	5,357
Major Joint Local Government Bond
1.700% due 09/25/2017		390,000	3,481
1.720% due 11/24/2017		3,055,300	27,349
1.800% due 08/25/2017		300,000	2,675
1.850% due 10/25/2017		1,668,400	14,920
1.900% due 07/25/2017		400,000	3,561
Malaysia Government International Bond
4.012% due 09/15/2017	MYR	27,200	6,348
Nuclear Damage Compensation and Decommissioning Facilitation Corp.
0.059% due 11/02/2017	JPY	7,930,000	70,519
0.151% due 11/17/2017		400,000	3,559
Okayama Prefecture
1.720% due 11/30/2017		300,000	2,686
Osaka Prefecture
0.063% due 10/27/2017		800,000	7,113
0.220% due 10/30/2017		150,000	1,334
1.620% due 01/30/2018		140,000	1,256
1.730% due 11/29/2017		534,000	4,781
1.830% due 09/27/2017		466,000	4,161
1.840% due 10/30/2017		200,000	1,789
Promotion & Mutual Aid Corp. for Private Schools of Japan
1.700% due 09/25/2017		400,000	3,570
Saitama Prefecture
1.810% due 11/29/2017		145,000	1,299
Saudi Government International Bond
2.375% due 10/26/2021		$27,300	26,896
Shizuoka Prefecture
0.220% due 08/21/2017	JPY	400,000	3,557
1.810% due 11/28/2017		400,000	3,583
Tokyo Metropolitan Government
0.120% due 12/15/2017		218,890	1,946
1.730% due 09/20/2017		130,000	1,160
2.000% due 05/17/2021		$2,400	2,365
2.125% due 05/20/2019		3,200	3,207
2.500% due 06/08/2022		20,900	20,993

Yamanashi Prefecture
1.860% due 10/30/2017	JPY	200,000	1,789

Total Sovereign Issues (Cost $764,196)			748,190

SHORT-TERM INSTRUMENTS 14.4%
CERTIFICATES OF DEPOSIT 2.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.828% due 03/04/2019		$16,000	16,035
Barclays Bank PLC
1.710% due 03/16/2018		129,600	129,579
1.949% due 11/06/2017		7,800	7,817
Mizuho Bank Ltd.
1.928% due 12/12/2017		123,900	124,209

			277,640

COMMERCIAL PAPER 4.4%
BAT International Finance PLC
1.470% due 08/02/2017		30,000	29,959
Canadian Natural Resources Ltd.
1.750% due 08/03/2017		10,000	9,985
Electricite de France S.A.
1.870% due 01/05/2018		18,000	17,836
1.870% due 01/09/2018		16,600	16,445
Enbridge Energy Partners LP
1.750% due 07/05/2017		14,000	13,997
1.790% due 07/05/2017		49,400	49,389
1.880% due 08/08/2017		8,500	8,485
2.000% due 07/19/2017		52,500	52,455
2.000% due 07/20/2017		1,000	999
Engie
1.520% due 10/20/2017		4,200	4,183
Ford Motor Credit Co.
1.950% due 04/18/2018		29,000	28,557
1.950% due 06/01/2018		15,400	15,119
Monsanto Co.
1.750% due 07/31/2017		16,700	16,679
Nabors Industries, Inc.
2.400% due 09/25/2017		40,000	39,829
2.400% due 09/27/2017		33,100	32,955
Plains All American Pipeline LP
1.900% due 07/03/2017		31,100	31,096
Sempra Energy Holdings
1.480% due 08/21/2017		20,000	19,957
1.480% due 08/23/2017		27,200	27,139
Syngenta Wilmington, Inc.
1.550% due 07/24/2017		36,500	36,461
1.750% due 07/24/2017		3,000	2,997
2.000% due 09/14/2017		57,100	56,898
2.020% due 09/14/2017		24,800	24,712
2.025% due 09/14/2017		4,500	4,484
2.050% due 09/14/2017		900	897
2.100% due 09/14/2017		600	598
Viacom, Inc.
1.800% due 08/11/2017		27,400	27,352

			569,463

REPURCHASE AGREEMENTS (g) 4.4%			569,274

SHORT-TERM NOTES 0.6%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		14,576	14,616
3.039% due 10/05/2017		41,450	41,584
TechnipFMC PLC
2.000% due 10/01/2017		17,800	17,793

			73,993

ARGENTINA TREASURY BILLS 1.5%
2.813% due 09/15/2017 - 12/15/2017 (c)(d)		190,284	188,534

MALAYSIA TREASURY BILLS 0.2%
3.030% due 07/28/2017 - 08/30/2017 (c)(d)	MYR	101,820	23,624

MEXICO TREASURY BILLS 1.1%
6.722% due 07/06/2017 - 08/31/2017 (c)(d)	MXN	2,588,700	141,906

U.S. TREASURY BILLS 0.1%
0.975% due 08/31/2017 (c)(d)(l)	$11,069	11,052

Total Short-Term Instruments (Cost $1,846,394)		1,855,486

Total Investments in Securities (Cost $14,009,398)		14,071,847

	SHARES
INVESTMENTS IN AFFILIATES 9.7%
SHORT-TERM INSTRUMENTS 9.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%
PIMCO Short-Term Floating NAV Portfolio III	126,921,838	1,254,749

Total Short-Term Instruments (Cost $1,254,716)		1,254,749

Total Investments in Affiliates (Cost $1,254,716)		1,254,749

Total Investments 119.0% (Cost $15,264,114)		$15,326,596
Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $1,129)		12,866
Other Assets and Liabilities, net (19.1)%		(2,465,243)

Net Assets 100.0%		$12,874,219

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.900%	06/30/2017	07/03/2017	$152,318	U.S. Treasury Notes 1.750% due 05/31/2022	$(152,032)	$152,318	$152,330
JPS	0.700	06/30/2017	07/03/2017	142,643	U.S. Treasury Notes 1.750% due 05/31/2022	(142,374)	142,643	142,651
NOM	0.950	06/30/2017	07/07/2017	274,313	U.S. Treasury Notes 1.750% due 05/31/2022	(273,796)	274,313	274,334

Total Repurchase Agreements						$(568,202)	$569,274	$569,315

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.850%	06/16/2017	TBD	(3)	$(563)	$(563)
BOM	1.000	06/21/2017	07/06/2017		(254,688)	(254,772)
BOS	1.100	06/28/2017	07/12/2017		(30,838)	(30,843)
BSN	0.980	06/15/2017	07/05/2017		(52,774)	(52,800)
	0.980	06/21/2017	07/05/2017		(148,839)	(148,888)
	0.980	06/21/2017	07/06/2017		(101,875)	(101,908)
	0.980	06/26/2017	07/05/2017		(61,350)	(61,362)
	0.980	06/26/2017	07/06/2017		(51,125)	(51,135)
NOM	0.950	06/30/2017	07/07/2017		(275,287)	(275,308)
RDR	1.010	06/21/2017	07/06/2017		(311,481)	(311,586)
	1.050	06/22/2017	07/07/2017		(310,200)	(310,299)
	1.180	05/23/2017	08/23/2017		(28,126)	(28,164)
	1.280	06/13/2017	07/13/2017		(38,974)	(39,002)
SCX	1.020	06/27/2017	07/06/2017		(58,323)	(58,333)

Total Reverse Repurchase Agreements						$(1,724,963)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
GSC	1.030%	06/26/2017	07/03/2017	$(6,932)	$(6,933)
	1.050	06/13/2017	07/13/2017	(52,828)	(52,860)
	1.150	06/21/2017	07/13/2017	(35,233)	(35,246)

Total Sale-Buyback Transactions					$(95,039)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
U.S. Treasury Obligations (6.2)%
U.S. Treasury Notes	1.750%	05/31/2022	$808,200	$(805,419)	$(804,740)

Total Short Sales (6.2)%				$(805,419)	$(804,740)

(h)	Securities with an aggregate market value of $1,812,741 and cash of $2,340 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(1,312,838) at a weighted average interest rate of 0.821%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(4)	Payable for sale-buyback transactions includes $(27) of deferred price drop.
(5)	Payable for short sales includes $1,275 of accrued interest.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2017	1,284	$ 161,182	$(457)	$0	$(361)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2017	9,190		$(1,986,045)	$2,236	$862	$0
U.S. Treasury 5-Year Note September Futures	09/2017	7,273		(857,021)	2,992	1,250	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	03/2020	7,905	GBP	(1,273,985)	2,891	1,158	0
United Kingdom Long Gilt September Futures	09/2017	2,256		(368,966)	6,422	3,261	0

					$14,541	$6,531	$0

Total Futures Contracts					$14,084	$6,531	$(361)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Exelon Generation Co. LLC	1.000%	12/20/2021	1.298%	$ 7,900	$(136)	$40	$(96)	$4	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022	$344,200	$(25,281)	$962	$(24,319)	$0	$(791)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (6)	3-Month USD-LIBOR	0.000%	06/21/2020		$10,266,000	$45	$(5,286)	$(5,241)	$16	$0
Pay (6)	3-Month USD-LIBOR	0.000	05/21/2022		700,300	0	(662)	(662)	0	(64)
Receive	3-Month USD-LIBOR	1.500	06/21/2027		1,132,800	93,126	(11,764)	81,362	3,349	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021	MXN	10,526,700	(118)	10,003	9,885	0	(1,220)
Pay	28-Day MXN-TIIE	7.810	12/31/2021		975,000	1,163	1,070	2,233	0	(116)

						$94,216	$(6,639)	$87,577	$3,365	$(1,400)

Total Swap Agreements						$68,799	$(5,637)	$63,162	$3,369	$(2,191)

(j)	Securities with an aggregate market value of $538 and cash of $76,534 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	159,983		$119,044	$0	$(3,919)
BOA	07/2017	DKK	26,490		3,884	0	(185)
	07/2017	EUR	91,429		102,771	0	(1,655)
	07/2017	JPY	108,500		976	11	0
	07/2017		$1,339	EUR	1,199	30	0
	08/2017	AUD	81,151		$62,263	0	(87)
	08/2017	MXN	99,000		4,957	0	(461)
	08/2017		$356	MXN	6,532	2	0
BPS	07/2017	GBP	97,664		$125,714	0	(1,489)
	07/2017	JPY	1,100,000		9,974	185	0
	07/2017	MXN	846,700		41,369	0	(5,173)
	07/2017		$379,218	JPY	42,453,486	0	(1,770)
	08/2017	JPY	43,753,486		$391,505	2,033	0
	08/2017	MXN	418,271		23,313	390	0
	08/2017		$1,740	MXN	31,940	10	0
	09/2017	JPY	2,370,000		$22,392	1,245	0
	10/2017		2,714,060		24,803	551	0
	11/2017		2,325,480		22,632	1,842	0
	12/2017		1,740,000		16,967	1,374	0
BRC	07/2017	CZK	7,658		307	0	(28)
CBK	09/2017	JPY	3,777,000		36,209	2,546	(36)
	09/2017	MYR	15,775		3,700	44	0
	10/2017	JPY	4,390,000		39,923	1,005	(313)
	11/2017		4,585,000		44,795	3,803	0
	12/2017		218,890		1,921	0	(40)
	01/2018		1,540,000		13,556	0	(270)
	02/2018		700,000		6,173	0	(122)
FBF	08/2017	MXN	347,000		17,371	0	(1,619)
	08/2017	MYR	21,829		5,126	60	0
	09/2017		1,273		298	3	0
GLM	07/2017	EUR	2,035		2,327	1	0
	07/2017	JPY	42,344,986		382,449	5,966	0
	07/2017		$1,041	GBP	818	25	0
	08/2017	MXN	55,000		$2,747	0	(263)
	08/2017		$2,220	MXN	40,477	4	(5)
	09/2017	MYR	49,489		$11,605	134	0
HUS	07/2017	AUD	79,394		60,077	0	(945)
	08/2017		$9,972	GBP	7,672	29	0
	08/2017		5,085	MXN	91,213	0	(86)
	10/2017	DKK	26,490		$4,084	0	(5)
IND	01/2018		$4,035	DKK	27,660	258	0
JPM	07/2017	AUD	121,561		$91,159	0	(2,273)
	07/2017	JPY	250,000		2,262	38	0
	07/2017	MXN	1,000,000		50,184	0	(4,908)
	07/2017		$9,175	EUR	8,178	165	0
	07/2017		100	ILS	355	2	0
	08/2017	JPY	2,090,000		$18,871	245	0
	08/2017	MXN	1,441,950		75,430	0	(3,400)
	08/2017		$37,181	MXN	692,746	823	(38)
	09/2017	JPY	1,532,800		$14,853	1,180	0
	09/2017	MYR	40,638		9,536	117	0
	10/2017	JPY	250,000		2,265	31	0
	11/2017		9,758,300		93,935	6,636	0
	12/2017		1,030,000		9,815	585	0
	03/2018		300,000		2,649	0	(52)
NAB	07/2017		$265,142	AUD	345,867	692	0
	08/2017	AUD	345,867		$265,052	0	(684)
NGF	08/2017		$55,304	MXN	1,067,763	3,213	0
RBC	07/2017	AUD	1,494		$1,128	0	(20)
	07/2017		$134,726	GBP	103,755	410	0
	08/2017	GBP	103,755		$134,845	0	(411)
SCX	08/2017	MXN	358,762		19,407	0	(254)
SOG	07/2017	CZK	2,633		106	0	(10)
	08/2017	MXN	99,000		4,960	0	(458)
	08/2017		$286	MXN	5,358	8	0
TOR	07/2017	AUD	64,586		$48,328	0	(1,313)
	07/2017		$93,785	EUR	82,052	0	(70)
	08/2017	EUR	82,052		$93,922	72	0
	11/2017		9,310		10,760	43	0
UAG	07/2017	GBP	6,909		8,865	0	(134)
	11/2017	JPY	1,122,000		11,097	1,053	0
	12/2017		100,000		990	94	0

Total Forward Foreign Currency Contracts						$36,958	$(32,496)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.670%	09/06/2017	$770,300	$1,129	$1,056

Total Purchased Options							$1,129	$1,056

(l)	Securities with an aggregate market value of $12,666 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$150,519	$0	$150,519
Corporate Bonds & Notes
Banking & Finance	0	3,460,494	54,661	3,515,155
Industrials	0	2,636,491	0	2,636,491
Utilities	0	719,613	0	719,613
Municipal Bonds & Notes
Arkansas	0	3,763	0	3,763
California	0	102,813	0	102,813
Colorado	0	2,904	0	2,904
District of Columbia	0	18,232	0	18,232
North Carolina	0	3,616	0	3,616
Pennsylvania	0	3,999	0	3,999
South Carolina	0	732	0	732
Texas	0	1,689	0	1,689
Washington	0	17,635	0	17,635
U.S. Government Agencies	0	311,290	47	311,337
U.S. Treasury Obligations	0	1,749,918	0	1,749,918
Non-Agency Mortgage-Backed Securities	0	430,220	19,584	449,804
Asset-Backed Securities	0	1,734,102	45,849	1,779,951
Sovereign Issues	0	748,190	0	748,190
Short-Term Instruments
Certificates of Deposit	0	277,640	0	277,640
Commercial Paper	0	569,463	0	569,463
Repurchase Agreements	0	569,274	0	569,274
Short-Term Notes	0	73,993	0	73,993
Argentina Treasury Bills	0	188,534	0	188,534
Malaysia Treasury Bills	0	23,624	0	23,624
Mexico Treasury Bills	0	141,906	0	141,906
U.S. Treasury Bills	0	11,052	0	11,052
	$0	$13,951,706	$120,141	$14,071,847

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,254,749	$0	$0	$1,254,749

Total Investments	$1,254,749	$13,951,706	$120,141	$15,326,596

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(804,740)	$0	$(804,740)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,531	3,369	0	9,900
Over the counter	0	38,014	0	38,014
	$6,531	$41,383	$0	$47,914

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(361)	(2,191)	0	(2,552)
Over the counter	0	(32,496)	0	(32,496)

	$(361)	$(34,687)	$0	$(35,048)

Total Financial Derivative Instruments	$6,170	$6,696	$0	$12,866

Totals	$1,260,919	$13,153,662	$120,141	$14,534,722

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Absolute Return Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 63.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.480% due 01/15/2024		$889	$893

Total Loan Participations and Assignments (Cost $887)			893

CORPORATE BONDS & NOTES 7.8%
BANKING & FINANCE 5.5%
Ally Financial, Inc.
6.250% due 12/01/2017		700	713
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	1,000	1,173
9.000% due 05/09/2018 (e)		$200	210
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,900
Bank of America Corp.
1.799% due 08/25/2017		$5,500	5,504
2.650% due 04/01/2019		11,900	12,049
5.750% due 12/01/2017		1,200	1,220
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	700	1,110
Barclays PLC
3.200% due 08/10/2021		$1,100	1,117
6.500% due 09/15/2019 (e)	EUR	800	946
8.000% due 12/15/2020 (e)		1,000	1,256
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,400	1,416
Blackstone CQP Holdco LP
6.500% due 03/20/2021		2,100	2,112
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	607
Deutsche Bank AG
4.250% due 10/14/2021		5,400	5,660
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		600	602
3.157% due 08/04/2020		1,500	1,530
General Motors Financial Co., Inc.
2.400% due 04/10/2018		10,300	10,341
4.750% due 08/15/2017		1,600	1,605
Goldman Sachs Group, Inc.
2.352% due 11/15/2021		1,800	1,818
HBOS PLC
6.750% due 05/21/2018		900	936
HSBC Holdings PLC
3.400% due 03/08/2021		700	720
4.300% due 03/08/2026		600	639
HSBC USA, Inc.
1.949% due 08/07/2018		900	904
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,100	1,111
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,304
Morgan Stanley
2.436% due 04/25/2018		6,000	6,053
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		500	535
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		700	796
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,196
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	480	650
Swedbank Hypotek AB
1.375% due 03/28/2018		$8,500	8,491
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		400	409
4.125% due 09/24/2025		500	525

Wells Fargo & Co.
2.600% due 07/22/2020		200	203

			79,361

INDUSTRIALS 1.6%
AbbVie, Inc.
1.800% due 05/14/2018		600	601
3.200% due 11/06/2022		100	103
Allergan Funding SCS
2.483% due 03/12/2020		100	102
3.450% due 03/15/2022		1,500	1,548
Charter Communications Operating LLC
4.464% due 07/23/2022		500	533
4.908% due 07/23/2025		2,300	2,489
6.384% due 10/23/2035		200	238
6.484% due 10/23/2045		300	362
6.834% due 10/23/2055		100	122
CVS Health Corp.
3.500% due 07/20/2022		100	104
Enbridge, Inc.
1.946% due 06/15/2020		1,700	1,700
Forest Laboratories LLC
4.875% due 02/15/2021		233	251
HCA, Inc.
3.750% due 03/15/2019		5,100	5,215
Kraft Heinz Foods Co.
2.000% due 07/02/2018		100	100
3.500% due 07/15/2022		100	103
QUALCOMM, Inc.
4.800% due 05/20/2045		300	330
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		680	677
2.400% due 09/23/2021		860	851
Southern Co.
1.993% due 09/30/2020		1,800	1,809
Spectra Energy Partners LP
1.920% due 06/05/2020		3,500	3,515
Tesco PLC
6.125% due 02/24/2022	GBP	600	897
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,700	1,720

			23,370

UTILITIES 0.7%
AT&T, Inc.
2.023% due 07/15/2021		5,500	5,560
3.000% due 06/30/2022		1,000	1,003
4.500% due 05/15/2035		200	198
Dominion Energy, Inc.
1.771% due 06/01/2019		500	502
FirstEnergy Corp.
2.850% due 07/15/2022		800	798
Petrobras Global Finance BV
5.375% due 01/27/2021		100	102
8.375% due 05/23/2021		2,100	2,356

			10,519

Total Corporate Bonds & Notes (Cost $111,371)			113,250

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	152
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	129
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		500	533

			814

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		300	382
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	516
7.750% due 01/01/2042		800	816

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	252

		1,966

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	544

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	145

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	800	1,175

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,203

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	214

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	510	500

Total Municipal Bonds & Notes (Cost $5,565)		6,561

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
1.276% due 12/25/2036	30	29
1.566% due 07/25/2037 - 03/25/2044	163	164
1.596% due 07/25/2037	57	57
1.616% due 09/25/2035	121	122
1.626% due 09/25/2035	222	223
1.892% due 07/01/2044	17	18
1.936% due 06/25/2037	320	323
1.946% due 06/25/2040	452	459
1.966% due 01/25/2040	839	853
2.310% due 08/01/2022	100	101
2.665% due 08/01/2033	17	18
2.774% due 09/01/2033	39	42
2.960% due 05/01/2022	3,867	3,990
3.031% due 05/01/2036	1	1
3.129% due 05/25/2035	13	13
3.155% due 05/01/2022	1,031	1,066
3.380% due 01/01/2036	37	39
3.473% due 06/01/2033	118	123
3.750% due 07/25/2042	5,013	5,279
4.295% due 12/01/2036	9	10
4.498% due 07/01/2019	608	636
4.748% due 09/01/2034	6	6
5.000% due 04/25/2033 - 04/01/2038	35	39
5.500% due 03/01/2034 - 07/01/2035	128	144
6.000% due 08/01/2036 - 02/01/2038	161	183
6.500% due 10/01/2035 - 10/01/2036	172	191
FDIC Structured Sale Guaranteed Bonds
1.551% due 11/29/2037	218	217
Freddie Mac
1.729% due 06/15/2041	137	138
1.859% due 08/15/2037	188	191
1.869% due 10/15/2037	36	37
1.879% due 05/15/2037 - 09/15/2037	220	223
1.892% due 02/25/2045	20	20
2.750% due 02/01/2024	4	4
3.100% due 03/01/2034	86	91
4.500% due 03/01/2029	58	62
5.500% due 08/15/2030 - 07/01/2038	45	50
Ginnie Mae
2.375% due 03/20/2027	1	1
5.000% due 04/15/2036 - 09/15/2039	2,238	2,457
8.000% due 02/15/2030	0	1

Small Business Administration
5.520% due 06/01/2024		99	105

Total U.S. Government Agencies (Cost $17,370)			17,726

U.S. TREASURY OBLIGATIONS 20.8%
U.S. Treasury Bonds
3.000% due 05/15/2047		1,300	1,344
4.250% due 05/15/2039		1,600	2,007
4.375% due 11/15/2039		11,500	14,677
4.500% due 08/15/2039		9,000	11,675
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (h)		7,239	7,231
0.125% due 07/15/2022		40,195	40,161
0.125% due 07/15/2024		3,913	3,845
0.250% due 01/15/2025		35,876	35,251
0.375% due 07/15/2023 (h)		16,623	16,738
0.375% due 01/15/2027		51,121	50,229
0.625% due 01/15/2026		2,264	2,279
0.750% due 02/15/2045		1,142	1,073
1.125% due 01/15/2021 (h)		1,006	1,045
1.750% due 01/15/2028		4,669	5,208
2.375% due 01/15/2025		3,892	4,435
2.375% due 01/15/2027		3,274	3,817
2.500% due 01/15/2029		1,367	1,645
3.625% due 04/15/2028		151	198
U.S. Treasury Notes
1.500% due 08/15/2026		26,268	24,576
1.750% due 05/15/2023 (h)(j)		2,140	2,108
2.000% due 08/15/2025 (h)		18,150	17,841
2.000% due 11/15/2026		6,300	6,145
2.125% due 09/30/2021 (h)(j)		2,200	2,230
2.125% due 05/15/2025		26,300	26,136
2.250% due 12/31/2023 (h)		6,300	6,362
2.375% due 08/15/2024 (h)(j)		14,000	14,213

Total U.S. Treasury Obligations (Cost $305,152)			302,469

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
American Home Mortgage Investment Trust
3.415% due 02/25/2045		61	62
Banc of America Funding Trust
3.179% due 05/25/2035		68	72
3.559% due 01/20/2047 ^		113	106
Bear Stearns Adjustable Rate Mortgage Trust
3.081% due 04/25/2033		1	1
3.432% due 01/25/2034		40	40
3.574% due 01/25/2034		1	1
Bear Stearns ALT-A Trust
1.556% due 08/25/2036 ^		2,504	2,359
3.361% due 09/25/2035		70	60
3.475% due 05/25/2035		314	311
ChaseFlex Trust
1.516% due 07/25/2037		678	555
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		5	5
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		24	24
Countrywide Alternative Loan Trust
1.336% due 06/25/2036		3,434	2,926
1.396% due 05/25/2047		324	305
1.422% due 03/20/2046		5,767	4,947
1.442% due 05/20/2046 ^		140	105
2.292% due 08/25/2035		10,183	9,905
6.000% due 10/25/2033		14	15
6.000% due 12/25/2034		6,114	6,049
6.000% due 12/25/2035 ^		4,758	4,606
Countrywide Home Loan Mortgage Pass-Through Trust
3.309% due 02/20/2036 ^		49	44
3.348% due 02/20/2035		174	175
Credit Suisse Mortgage Capital Certificates
3.336% due 02/27/2037		1,719	1,745
3.500% due 03/25/2054		3,813	3,821
First Horizon Mortgage Pass-Through Trust
3.142% due 08/25/2035		63	54
Grifonas Finance PLC
0.042% due 08/28/2039	EUR	236	231
GSMPS Mortgage Loan Trust
1.566% due 01/25/2036		$2,771	2,385
GSR Mortgage Loan Trust
3.122% due 06/25/2034		55	54
3.152% due 11/25/2035		70	70
3.228% due 11/25/2035 ^		243	225
6.000% due 03/25/2037 ^		40	38
HarborView Mortgage Loan Trust
1.649% due 05/19/2035		1,744	1,637

Impac CMB Trust
2.216% due 07/25/2033	22	22
IndyMac Mortgage Loan Trust
1.406% due 09/25/2046	412	365
1.836% due 06/25/2034	311	301
JPMorgan Mortgage Trust
3.075% due 11/25/2035	155	148
3.406% due 07/25/2035	1,205	1,211
3.556% due 08/25/2034	845	853
5.750% due 01/25/2036 ^	40	34
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036	83	80
1.466% due 11/25/2035	40	38
2.915% due 12/25/2032	2	2
2.981% due 02/25/2035	1,035	1,057
Prime Mortgage Trust
1.616% due 02/25/2034	11	10
Residential Accredit Loans, Inc. Trust
1.386% due 01/25/2037	3,245	2,596
1.401% due 08/25/2036	920	814
5.500% due 01/25/2035 ^	706	708
Structured Adjustable Rate Mortgage Loan Trust
3.336% due 08/25/2035	70	70
Structured Asset Mortgage Investments Trust
1.459% due 07/19/2035	369	361
Thornburg Mortgage Securities Trust
2.970% due 06/25/2047 ^	598	542
WaMu Mortgage Pass-Through Certificates Trust
1.506% due 10/25/2045	37	37
1.586% due 05/25/2034	2,591	2,349
1.732% due 02/25/2046	147	144
1.895% due 02/27/2034	36	35
1.932% due 11/25/2042	20	19
2.132% due 08/25/2042	13	12
2.954% due 07/25/2037	12,529	11,500
Washington Mutual Mortgage Pass-Through Certificates Trust
1.562% due 11/25/2046	11,164	9,443
Wells Fargo Mortgage-Backed Securities Trust
3.098% due 01/25/2035	90	92
3.107% due 03/25/2036	111	112
3.246% due 07/25/2036 ^	829	805

Total Non-Agency Mortgage-Backed Securities (Cost $71,273)		76,693

ASSET-BACKED SECURITIES 10.8%
ACE Securities Corp. Home Equity Loan Trust
1.346% due 12/25/2036	6,785	4,467
Amortizing Residential Collateral Trust
1.796% due 07/25/2032	18	17
Argent Securities Trust
1.486% due 05/25/2036	6,958	2,511
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.596% due 02/25/2036	1,693	1,285
Asset-Backed Securities Corp. Home Equity Loan Trust
2.176% due 07/25/2035	300	293
Bayview Financial Asset Trust
1.666% due 03/25/2037	879	805
Bear Stearns Asset-Backed Securities Trust
2.166% due 10/25/2037	2,993	2,546
2.388% due 10/25/2036	379	274
CIT Mortgage Loan Trust
2.566% due 10/25/2037	4,230	4,208
Citigroup Mortgage Loan Trust, Inc.
1.476% due 03/25/2037	1,669	1,320
Countrywide Asset-Backed Certificates
1.346% due 12/25/2036 ^	2,452	2,465
1.356% due 02/25/2037	149	149
1.356% due 05/25/2037	4,991	4,352
1.356% due 07/25/2037 ^	8,291	7,168
1.356% due 06/25/2047 ^	1,448	1,127
1.366% due 04/25/2047	496	484
1.466% due 06/25/2047	1,600	1,323
1.476% due 12/25/2036	4,974	4,428
1.696% due 12/25/2031 ^	38	31
Countrywide Asset-Backed Certificates Trust
1.366% due 02/25/2037	443	438
1.376% due 03/25/2037	564	553
1.566% due 05/25/2036	2,339	2,339
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 01/25/2032	9	8
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	4,155	4,168
Credit-Based Asset Servicing and Securitization LLC
1.466% due 07/25/2036	2,000	1,599
First NLC Trust
1.706% due 02/25/2036	14,622	9,718

Fremont Home Loan Trust
1.276% due 01/25/2037		9	5
Hillmark Funding Ltd.
1.422% due 05/21/2021		24	24
HSI Asset Securitization Corp. Trust
1.366% due 12/25/2036		11,750	9,064
JPMorgan Mortgage Acquisition Trust
1.351% due 07/25/2036		1,893	1,387
1.426% due 03/25/2037		5,048	4,991
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025		1,300	1,308
Long Beach Mortgage Loan Trust
1.596% due 08/25/2045		7,756	7,385
1.776% due 10/25/2034		12	12
MASTR Asset-Backed Securities Trust
1.316% due 11/25/2036		12,601	8,246
Morgan Stanley ABS Capital, Inc. Trust
1.346% due 02/25/2037		4,404	3,432
1.366% due 06/25/2036		2,541	1,737
1.396% due 02/25/2037		1,849	828
1.431% due 03/25/2037		12,162	6,075
1.446% due 09/25/2036		1,050	597
RAAC Trust
1.696% due 03/25/2037		1,027	1,024
Residential Asset Securities Corp. Trust
1.656% due 12/25/2035		10,019	8,189
1.686% due 11/25/2035		13,000	11,536
Saxon Asset Securities Trust
1.666% due 11/25/2037		3,580	3,078
Securitized Asset-Backed Receivables LLC Trust
1.306% due 05/25/2037		16,704	11,544
1.466% due 05/25/2036		3,738	2,257
SLM Private Education Loan Trust
4.409% due 05/16/2044		120	124
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	418	476
Soundview Home Loan Trust
1.776% due 08/25/2035		$2,989	2,432
2.296% due 07/25/2035		3,290	3,260
Structured Asset Investment Loan Trust
1.366% due 09/25/2036		2,216	1,980
Structured Asset Securities Corp. Mortgage Loan Trust
1.536% due 05/25/2037		823	803
1.556% due 02/25/2036		2,618	2,601
1.866% due 04/25/2031		4,830	4,118

Total Asset-Backed Securities (Cost $146,698)			156,589

SOVEREIGN ISSUES 1.3%
Brazil Government International Bond
5.625% due 02/21/2047		2,300	2,202
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	4,200	4,054
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)		16,485	5,196
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,312
Province of Ontario
1.100% due 10/25/2017		300	300
1.650% due 09/27/2019		900	898
5.500% due 06/02/2018	CAD	100	80
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,702
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	230,000	2,037

Total Sovereign Issues (Cost $19,659)			18,781

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		40,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.7%
CERTIFICATES OF DEPOSIT 2.1%
Abbey National Treasury Services PLC
1.400% due 07/07/2017	$200	200
Barclays Bank PLC
1.949% due 11/06/2017	5,400	5,412
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017	1,500	1,502
Natixis S.A.
1.979% due 09/25/2017	7,300	7,311
Norinchukin Bank
1.871% due 10/10/2017	7,600	7,615
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017	2,200	2,203
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017	5,100	5,108
2.012% due 10/06/2017	1,400	1,403

		30,754

COMMERCIAL PAPER 8.7%
Ameren Corp.
1.320% due 07/10/2017	2,000	1,999
Bell Canada
1.269% due 07/10/2017	1,500	1,499
Boston Scientific Corp.
1.726% due 07/19/2017	1,000	999
1.833% due 09/25/2017	5,000	4,981
Credit Suisse AG
1.507% due 07/03/2017	300	300
CRH America Finance, Inc.
1.412% due 07/21/2017	2,000	1,998
Deutsche Telekom AG
1.319% due 07/05/2017	6,500	6,499
Dominion Resources, Inc.
1.420% due 07/11/2017	10,000	9,996
Duke Energy Corp.
1.390% due 07/12/2017	10,000	9,995
Engie
1.638% due 10/04/2017	1,200	1,196
ENI Finance USA, Inc.
1.806% due 10/02/2017	300	299
Enterprise Products Operating LLC
1.319% due 07/06/2017	2,000	2,000
1.340% due 07/05/2017	7,500	7,499
1.391% due 07/12/2017	5,000	4,998
Exelon Generation Co. LLC
1.481% due 07/10/2017	4,300	4,298
Hewlett Packard Enterprise Co.
1.513% due 07/27/2017	3,000	2,998
HP, Inc.
1.330% due 07/05/2017	5,000	4,999
1.422% due 07/24/2017	5,240	5,236
Humana, Inc.
1.421% due 07/06/2017	2,500	2,499
1.472% due 07/13/2017	1,500	1,499
Kansas City Southern
1.726% due 07/28/2017	2,000	1,997
Marriott International
1.523% due 07/24/2017	1,800	1,798
1.523% due 08/07/2017	5,000	4,992
Mondelez International, Inc.
1.391% due 07/12/2017	2,100	2,099
Monsanto Co.
1.370% due 07/06/2017	1,800	1,800
Nabors Industries, Inc.
2.133% due 07/19/2017	5,000	4,995
Nasdaq, Inc.
1.629% due 09/25/2017	5,000	4,983
Natixis NY
1.434% due 07/03/2017	300	300
Plains All American Pipeline LP
1.930% due 07/03/2017	2,500	2,500
Standard Chartered Bank
1.465% due 07/03/2017	300	300

TELUS Corp.
1.578% due 09/25/2017	5,000	4,981
1.578% due 09/26/2017	800	797
TransCanada American, Inc.
1.472% due 07/12/2017	700	700
UDR, Inc.
1.502% due 08/02/2017	6,800	6,791
Viacom, Inc.
1.828% due 08/04/2017	11,600	11,583
Wyndham Worldwide
1.623% due 07/05/2017	1,000	1,000

		127,403

REPURCHASE AGREEMENTS (f) 4.8%		69,750

ARGENTINA TREASURY BILLS 0.1%
2.760% due 07/14/2017 - 02/09/2018 (b)(c)	1,700	1,684

Total Short-Term Instruments (Cost $229,541)		229,591

Total Investments in Securities (Cost $907,516)		922,553

	SHARES
INVESTMENTS IN AFFILIATES 37.4%
SHORT-TERM INSTRUMENTS 37.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 37.4%
PIMCO Short-Term Floating NAV Portfolio III	46,641,559	461,098
PIMCO Short-Term Floating NAV Portfolio IV	8,370,372	83,754

Total Short-Term Instruments (Cost $544,799)		544,852

Total Investments in Affiliates (Cost $544,799)		544,852

Total Investments 100.8% (Cost $1,452,315)		$1,467,405
Financial Derivative Instruments (g)(i) 1.9% (Cost or Premiums, net $13,053)		27,406
Other Assets and Liabilities, net (2.7)%		(38,853)

Net Assets 100.0%		$1,455,958

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.440%	06/30/2017	07/03/2017	$47,400	Freddie Mac 3.500% due 03/01/2047	$(48,926)	$47,400	$47,406
DEU	1.040	06/30/2017	07/03/2017	21,900	U.S. Treasury Bonds 3.125% due 08/15/2044	(22,350)	21,900	21,902
SSB	0.050	06/30/2017	07/03/2017	450	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(461)	450	450

Total Repurchase Agreements						$(71,737)	$69,750	$69,758

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$3,600	$(3,504)	$(3,512)

Total Short Sales (0.2)%				$(3,504)	$(3,512)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	179	$(50)	$(141)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	557	(222)	(41)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	378	(221)	(595)

				$(493)	$(777)

Total Written Options				$(493)	$(777)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	17	AUD	1,689	$(26)	$0	$(19)
E-mini S&P 500 Index September Futures	09/2017	4,550		$550,755	(2,131)	205	0
Euro-Bund 10-Year Bond September Futures	09/2017	135	EUR	24,959	(419)	0	(244)
U.S. Treasury 5-Year Note September Futures	09/2017	2,079		$244,981	(624)	0	(357)
U.S. Treasury 30-Year Bond September Futures	09/2017	379		58,248	430	0	(213)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	4		664	7	0	(3)
United Kingdom Long Gilt September Futures	09/2017	116	GBP	18,972	(278)	0	(168)

					$(3,041)	$205	$(1,004)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	86	EUR	(4)	$36	$13	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	91		(3)	44	6	0
Euro-Bobl September Futures	09/2017	105		(15,794)	126	58	0
Euro-Buxl 30-Year Bond September Futures	09/2017	120		(22,412)	644	474	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	350		(59,355)	405	520	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	86		(222)	(162)	0	(121)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	91		(282)	(234)	0	(142)
U.S. Treasury 2-Year Note September Futures	09/2017	304		$(65,697)	83	28	0
U.S. Treasury 10-Year Note September Futures	09/2017	514		(64,523)	325	144	0

					$1,267	$1,243	$(263)

Total Futures Contracts					$(1,774)	$1,448	$(1,267)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection  (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Tesco PLC	1.000%	06/20/2022	1.525%	EUR 600	$17	$0	$17	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection  (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR 1,500	$(26)	$(11)	$(37)	$2	$0

Credit Default Swaps on Credit Indices - Sell Protection  (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$36,200	$266	$352	$618	$6	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	5,380	$32	$(21)	$11	$0	$(4)
Pay	1-Year BRL-CDI	9.715	01/04/2021		18,700	0	40	40	0	(13)
Pay	1-Year BRL-CDI	9.730	01/04/2021		12,650	0	25	25	0	(9)
Pay	1-Year BRL-CDI	9.743	01/04/2021		17,400	0	33	33	0	(13)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	8,000	950	(24)	926	165	0
Pay (6)	3-Month USD-LIBOR	2.200	11/24/2018		$13,000	59	19	78	0	(3)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		257,400	(2,455)	1,550	(905)	49	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		152,700	1,519	(457)	1,062	64	0
Receive (6)	3-Month USD-LIBOR	3.000	11/25/2020		26,300	(152)	(73)	(225)	12	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		9,700	403	(76)	327	18	0
Pay (6)	3-Month USD-LIBOR	2.500	12/15/2023		99,400	(129)	142	13	0	(79)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,400	5	(7)	(2)	4	0
Receive (6)	3-Month USD-LIBOR	2.750	12/15/2026		70,200	(60)	(6)	(66)	46	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		57,210	261	2,235	2,496	174	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		20,900	1,409	92	1,501	62	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		51,600	(1,936)	(165)	(2,101)	235	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		10,200	(905)	1,032	127	45	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		7,800	(211)	685	474	33	0
Receive (6)	3-Month USD-LIBOR	2.455	04/17/2048		2,000	0	64	64	9	0
Receive (6)	3-Month USD-LIBOR	2.285	05/25/2048		14,000	(305)	1,280	975	61	0
Receive (6)	3-Month USD-LIBOR	2.465	05/25/2048		3,200	0	99	99	15	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	33,000	(668)	479	(189)	358	0
Pay (6)	6-Month EUR-EURIBOR	2.036	02/03/2037		28,100	0	(169)	(169)	0	(271)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		15,200	54	(447)	(393)	0	(412)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,300	(62)	(130)	(192)	6	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		15,900	(479)	(608)	(1,087)	71	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		14,500	(155)	(83)	(238)	187	0
Receive (6)	6-Month GBP-LIBOR	2.040	02/01/2037		4,800	1	(57)	(55)	55	0
Receive (6)	6-Month GBP-LIBOR	2.043	02/01/2037		20,200	0	(236)	(236)	232	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		4,100	(232)	65	(167)	135	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,070,000	408	464	872	100	0
Pay	CPTFEMU	0.740	01/15/2020	EUR	9,200	(85)	114	29	7	0

						$(2,733)	$5,859	$3,127	$2,143	$(804)

Total Swap Agreements						$(2,476)	$6,200	$3,725	$2,151	$(804)

(h)	Securities with an aggregate market value of $33,942 and cash of $2,159 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	GBP	1,792	$	2,303	$0	$(31)
	07/2017	NZD	1,716	AUD	1,635	0	(1)
	08/2017	CHF	28,063	$	29,318	1	0
BPS	07/2017	BRL	32,981		10,225	270	0
	07/2017	$	9,970	BRL	32,981	0	(14)
	07/2017		12,599	JPY	1,410,430	0	(59)
	08/2017	JPY	1,410,430	$	12,614	59	0
	08/2017	ZAR	1,447		106	0	(4)
	12/2018	JPY	1,250,000		11,392	0	(47)
BRC	08/2017	$	30,074	EUR	26,308	17	0
CBK	07/2017		1,379		1,226	21	0
	08/2017		3,019	AUD	3,936	5	0
	09/2017		6,643	RUB	385,110	0	(218)
	12/2018	JPY	2,120,000	$	19,339	0	(60)
	12/2018	$	30,537	JPY	3,370,000	301	0
DUB	07/2017	CHF	28,063	$	29,310	44	0
	07/2017	NZD	8,118	AUD	7,730	0	(8)
	08/2017		3,929	$	2,868	0	(9)
GLM	07/2017	CAD	1,565		1,160	0	(46)
	07/2017	JPY	1,410,430		12,739	199	0
	10/2017	RUB	477,242		8,142	229	0
HUS	01/2021	BRL	1,770		273	0	(153)
JPM	07/2017	EUR	970		1,088	0	(20)
	07/2017	$	1,194	CAD	1,565	13	0
	07/2017		29,738	EUR	26,052	17	0
	08/2017	CAD	1,565	$	1,195	0	(13)
	08/2017	NZD	6,400		4,689	3	0
NGF	07/2017	BRL	32,981		9,970	14	0
	07/2017	$	9,854	BRL	32,981	101	0
	08/2017	BRL	32,981	$	9,796	0	(101)
SCX	07/2017	GBP	11,597		14,755	0	(349)
	08/2017	$	4,689	AUD	6,106	2	0
	09/2017	SGD	42,306	$	30,660	0	(105)
SOG	08/2017	MXN	178,701		9,244	0	(550)
UAG	07/2017	$	17,159	GBP	13,389	279	0
	08/2017	GBP	13,389	$	17,175	0	(279)
	09/2017	HKD	1,209		155	0	0

Total Forward Foreign Currency Contracts						$1,575	$(2,067)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	9,456	$300	$699
	Put - OTC USD versus MXN		19.000	01/05/2018		$12,323	116	554
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	2,931	100	216

							$516	$1,469

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$10,800	$1,237	$519
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		10,800	1,237	1,303
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	9,200	242	247
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$11,600	590	408
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	6,600	175	200
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$58,900	2,204	1,740
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		58,900	2,204	2,576
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		23,100	1,195	812
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,000	267	291
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$533,500	251	4
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		81,400	462	226
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		15,400	741	547
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		19,800	2,281	1,066
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		19,800	2,281	2,304
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		152,400	88	1

								$15,455	$12,244

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$341,900	$291	$47
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	1,363,500	886	631
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	276,700	28	1

						$1,205	$679

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$13,400	$376	$327
	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	2.806	07/18/2017	13,400	0	0
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	4,000	174	170

					$550	$497

Total Purchased Options					$17,726	$14,889

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	9,456	$(304)	$(22)
	Put - OTC USD versus MXN		18.000	01/05/2018		$24,646	(99)	(432)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	2,931	(100)	(7)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$2,922	(156)	(1)

							$(659)	$(462)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$57,800	$(601)	$(443)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	115,400	(1,229)	(884)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	77,100	(816)	(619)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,500	(462)	(243)

							$(3,108)	$(2,189)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$683,800	$(294)	$(16)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	1,363,500	(136)	(149)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	276,700	0	0

						$(430)	$(165)

Total Written Options						$(4,212)	$(2,816)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$681	$(139)	$81	$0	$(58)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(10)	70	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	700	93	(12)	81	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	386	0	1	1	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	675	0	2	2	0

					$34	$62	$154	$(58)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	27,400	$(3)	$(161)	$0	$(164)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	14,578	3-Month USD-LIBOR plus a specified spread	09/07/2017	$54,726	$0	$13,425	$13,425	$0
	Receive	S&P 500 Total Return Index	100,838	3-Month USD-LIBOR plus a specified spread	07/25/2018	473,989	0	(2,379)	0	(2,379)
DUB	Receive	S&P 500 Total Return Index	70,894	3-Month USD-LIBOR plus a specified spread	06/07/2018	326,799	0	4,228	4,228	0
GST	Receive	S&P 500 Total Return Index	7,271	3-Month USD-LIBOR plus a specified spread	09/07/2017	34,129	0	(132)	0	(132)

							$0	$15,142	$17,653	$(2,511)

Total Swap Agreements							$31	$15,043	$17,807	$(2,733)

(j)	Securities with an aggregate market value of $1,120 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$893	$0	$893
Corporate Bonds & Notes
Banking & Finance	0	79,361	0	79,361
Industrials	0	23,370	0	23,370
Utilities	0	10,519	0	10,519
Municipal Bonds & Notes
California	0	814	0	814
Illinois	0	1,966	0	1,966
Iowa	0	544	0	544
Nevada	0	145	0	145
New Jersey	0	1,175	0	1,175
New York	0	1,203	0	1,203
North Carolina	0	214	0	214
West Virginia	0	500	0	500
U.S. Government Agencies	0	17,726	0	17,726
U.S. Treasury Obligations	0	302,469	0	302,469
Non-Agency Mortgage-Backed Securities	0	76,693	0	76,693
Asset-Backed Securities	0	156,589	0	156,589
Sovereign Issues	0	18,781	0	18,781
Short-Term Instruments
Certificates of Deposit	0	30,754	0	30,754
Commercial Paper	0	127,403	0	127,403
Repurchase Agreements	0	69,750	0	69,750
Argentina Treasury Bills	0	1,684	0	1,684
	$0	$922,553	$0	$922,553

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$544,852	$0	$0	$544,852

Total Investments	$544,852	$922,553	$0	$1,467,405

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,512)	$0	$(3,512)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,448	2,151	0	3,599
Over the counter	0	34,271	0	34,271
	$1,448	$36,422	$0	$37,870

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,267)	(1,581)	0	(2,848)
Over the counter	0	(7,616)	0	(7,616)

	$(1,267)	$(9,197)	$0	$(10,464)

Total Financial Derivative Instruments	$181	$27,225	$0	$27,406

Totals	$545,033	$946,266	$0	$1,491,299

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Energy Future Intermediate Holding Co. LLC
4.295% due 06/30/2017		$200	$200
Hilton Worldwide Finance LLC
3.216% due 10/25/2023		194	195

Total Loan Participations and Assignments (Cost $394)			395

CORPORATE BONDS & NOTES 30.5%
BANKING & FINANCE 26.0%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		300	308
4.250% due 07/01/2020		800	838
4.625% due 10/30/2020		300	319
Ally Financial, Inc.
3.600% due 05/21/2018		6,400	6,488
American Tower Corp.
4.500% due 01/15/2018		3,100	3,143
Bank of America Corp.
2.153% due 04/24/2023		3,000	3,013
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020		4,300	4,307
Barclays Bank PLC
7.750% due 04/10/2023		1,400	1,461
Bear Stearns Cos. LLC
6.400% due 10/02/2017		7,800	7,890
Black Diamond CLO Ltd.
1.000% due 02/06/2026 (a)		5,000	4,999
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,300	1,307
BRFkredit A/S
1.000% due 01/01/2018	DKK	20,300	3,142
1.000% due 04/01/2018		7,400	1,150
1.000% due 10/01/2018		8,200	1,283
2.000% due 10/01/2017		8,200	1,267
4.000% due 01/01/2018		3,700	581
Citigroup, Inc.
2.150% due 06/07/2019		$1,800	1,817
Credit Agricole S.A.
2.198% due 06/10/2020		1,700	1,722
2.479% due 07/01/2021		1,850	1,890
Deutsche Bank AG
4.250% due 10/14/2021		4,000	4,192
Dexia Credit Local S.A.
1.875% due 09/15/2021		4,400	4,296
Ford Motor Credit Co. LLC
2.058% due 03/12/2019		1,000	1,003
2.104% due 11/04/2019		300	302
2.240% due 06/15/2018		2,700	2,707
2.262% due 03/28/2019		1,600	1,605
2.551% due 10/05/2018		2,900	2,920
2.735% due 01/08/2019		500	507
2.943% due 01/08/2019		600	608
3.157% due 08/04/2020		800	816
3.200% due 01/15/2021		1,600	1,625
5.000% due 05/15/2018		1,900	1,949
5.750% due 02/01/2021		400	440
General Motors Financial Co., Inc.
2.569% due 10/04/2019		2,600	2,630
2.630% due 05/09/2019		4,100	4,156
3.250% due 05/15/2018		1,900	1,923
Goldman Sachs Group, Inc.
2.173% due 10/23/2019		2,500	2,532
2.959% due 02/25/2021		5,200	5,393
HSBC Holdings PLC
3.400% due 03/08/2021		2,200	2,262
3.459% due 03/08/2021		3,300	3,480
HSBC USA, Inc.
2.350% due 03/05/2020		8,000	8,050
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017		2,100	2,103
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		1,200	1,204
2.500% due 11/21/2017		2,900	2,908

ING Bank NV
2.000% due 11/26/2018		700	701
2.417% due 03/22/2019		1,700	1,722
ING Groep NV
2.445% due 03/29/2022		500	509
3.150% due 03/29/2022		500	510
International Lease Finance Corp.
5.875% due 04/01/2019		1,200	1,275
6.250% due 05/15/2019		800	858
8.250% due 12/15/2020		700	826
8.875% due 09/01/2017		100	101
JPMorgan Chase & Co.
2.056% due 04/25/2023		3,700	3,705
KBC Bank NV
8.000% due 01/25/2023		1,200	1,237
Kilroy Realty LP
4.800% due 07/15/2018		500	511
Macquarie Bank Ltd.
2.292% due 07/29/2020		400	406
Mizuho Financial Group, Inc.
2.140% due 02/28/2022		1,400	1,408
2.636% due 04/12/2021		2,000	2,050
Morgan Stanley
1.982% due 02/14/2020		1,800	1,808
National Australia Bank Ltd.
2.250% due 03/16/2021		3,100	3,096
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	6,300	973
2.000% due 10/01/2017		2,500	386
2.000% due 01/01/2018		7,500	1,169
Nykredit Realkredit A/S
1.000% due 07/01/2017		10,400	1,598
1.000% due 10/01/2017		12,300	1,899
1.000% due 01/01/2018		11,900	1,844
1.000% due 04/01/2018		25,400	3,949
1.000% due 07/01/2018		16,900	2,634
2.000% due 07/01/2017		5,100	784
2.000% due 10/01/2017		10,900	1,684
2.000% due 01/01/2018		23,900	3,724
2.000% due 04/01/2018		9,600	1,503
2.000% due 07/01/2018		8,000	1,253
4.000% due 01/01/2018		1,100	172
Protective Life Global Funding
1.999% due 09/14/2021		$2,000	1,948
RCI Banque S.A.
3.500% due 04/03/2018		1,500	1,518
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	26,600	4,118
1.000% due 04/01/2018		62,600	9,728
2.000% due 01/01/2018		14,200	2,208
2.000% due 04/01/2018		53,800	8,414
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$1,700	1,704
Royal Bank of Canada
2.300% due 03/22/2021		6,700	6,725
Royal Bank of Scotland Group PLC
2.652% due 05/15/2023		2,400	2,421
Santander UK PLC
2.722% due 03/14/2019		3,900	3,972
SL Green Realty Corp.
5.000% due 08/15/2018		800	821
Societe Generale S.A.
2.485% due 04/08/2021		2,600	2,640
Springleaf Finance Corp.
6.500% due 09/15/2017		100	101
Standard Chartered PLC
2.308% due 08/19/2019		1,900	1,918
Sumitomo Mitsui Financial Group, Inc.
2.268% due 07/14/2021		1,600	1,624
2.901% due 03/09/2021		4,600	4,741
Sumitomo Mitsui Trust Bank Ltd.
1.733% due 03/06/2019		2,100	2,101
Synchrony Financial
2.600% due 01/15/2019		2,300	2,313
Toronto-Dominion Bank
2.250% due 03/15/2021		3,900	3,897
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		400	400
2.700% due 02/01/2022		300	309
Unibail-Rodamco SE
1.928% due 04/16/2019		1,400	1,396

WEA Finance LLC
1.750% due 09/15/2017	1,900	1,900

		217,748

INDUSTRIALS 3.3%
BAT International Finance PLC
1.625% due 09/09/2019	300	296
Broadcom Corp.
2.375% due 01/15/2020	2,300	2,305
Cardinal Health, Inc.
3.079% due 06/15/2024	3,000	3,011
Daimler Finance North America LLC
1.500% due 07/05/2019	2,100	2,081
Dell International LLC
3.480% due 06/01/2019	800	819
4.420% due 06/15/2021	1,000	1,055
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	800	792
Georgia-Pacific LLC
2.539% due 11/15/2019	1,375	1,388
5.400% due 11/01/2020	500	547
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	300	302
Nissan Motor Acceptance Corp.
1.735% due 01/13/2020	1,600	1,605
2.229% due 03/08/2019	2,800	2,829
2.550% due 03/08/2021	3,300	3,312
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,200	1,307
5.625% due 04/15/2023	900	1,002
5.625% due 03/01/2025	400	442
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	640	637
Solvay Finance America LLC
3.400% due 12/03/2020	500	516
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020	200	200
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	1,000	983
Time Warner Cable LLC
8.250% due 04/01/2019	130	144
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	500	501
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,100	2,120

		28,194

UTILITIES 1.2%
AT&T, Inc.
2.023% due 07/15/2021	500	505
3.875% due 08/15/2021	4,000	4,183
CMS Energy Corp.
8.750% due 06/15/2019	450	506
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	800	817
Petrobras Global Finance BV
6.125% due 01/17/2022	2,400	2,484
Plains All American Pipeline LP
2.600% due 12/15/2019	800	803
Telstra Corp. Ltd.
4.800% due 10/12/2021	700	766

		10,064

Total Corporate Bonds & Notes (Cost $251,375)		256,006

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2017
1.831% due 04/01/2047	2,300	2,300
2.193% due 04/01/2047	800	804

Total Municipal Bonds & Notes (Cost $3,100)		3,104

U.S. GOVERNMENT AGENCIES 13.6%
Fannie Mae
1.336% due 03/25/2034	267	265
1.445% due 09/25/2046	6,456	6,479
1.466% due 05/25/2037	127	127
1.566% due 03/25/2037 - 07/25/2037	189	190
1.576% due 03/25/2037	110	111
1.596% due 07/25/2037	178	179

1.616% due 09/25/2035	409	411
1.661% due 02/25/2037	229	229
1.846% due 05/25/2040	722	730
1.892% due 07/01/2044	56	57
1.916% due 10/25/2037	1,079	1,094
1.925% due 11/25/2022	4,324	4,353
1.936% due 06/25/2037	350	354
1.966% due 03/25/2038 - 01/25/2040	1,292	1,313
2.036% due 12/25/2039	260	264
2.116% due 07/25/2039	214	217
2.572% due 11/01/2035	106	110
3.000% due 10/25/2040	2,084	2,129
3.197% due 04/01/2035	532	558
3.240% due 05/01/2038	691	731
3.367% due 12/01/2033	76	80
4.182% due 11/01/2028	7	7
4.295% due 12/01/2036	267	283
4.379% due 11/01/2027	8	8
4.397% due 04/01/2028	4	4
4.404% due 02/01/2027	1	1
4.434% due 07/01/2028	6	6
4.529% due 11/01/2028	9	9
4.748% due 09/01/2034	148	157
5.000% due 12/01/2023 - 04/25/2033	332	365
5.630% due 08/01/2029	6	7
8.000% due 03/01/2030 - 07/01/2031	19	20
Fannie Mae, TBA
3.500% due 07/01/2047 - 08/01/2047	55,400	56,795
Freddie Mac
1.435% due 07/15/2040	1,458	1,457
1.459% due 02/15/2037	10	10
1.489% due 02/15/2037	36	36
1.495% due 03/15/2042	599	599
1.499% due 02/15/2037	93	94
1.559% due 06/15/2018 - 06/15/2041	1,089	1,092
1.709% due 07/15/2041	2,003	2,019
1.759% due 10/15/2037	126	127
1.829% due 08/15/2037	1,157	1,172
1.859% due 08/15/2037	2,346	2,379
1.869% due 10/15/2037	424	430
1.879% due 05/15/2037 - 09/15/2037	2,730	2,767
1.909% due 08/15/2036	186	188
2.009% due 11/15/2039 - 12/15/2039	94	96
2.014% due 01/15/2038	613	625
2.375% due 07/01/2019	8	8
2.750% due 12/01/2022	2	2
2.890% due 09/01/2037	1,603	1,688
3.432% due 06/01/2035	475	503
5.000% due 12/01/2026 - 08/01/2041	217	237
6.000% due 01/01/2029 - 02/01/2034	441	503
6.500% due 10/25/2043	776	917
8.500% due 04/01/2025	1	1
Ginnie Mae
1.000% due 01/20/2066	6,088	6,201
1.493% due 03/20/2065	908	910
1.743% due 12/20/2065	3,047	3,065
1.763% due 02/20/2066	167	168
1.793% due 01/20/2066	484	488
1.993% due 03/20/2066	1,573	1,602
2.125% due 08/20/2022 - 04/20/2041	5,139	5,286
2.143% due 03/20/2066	469	481
2.250% due 12/20/2022 - 12/20/2027	101	103
2.375% due 02/20/2026 - 02/20/2028	155	160
3.500% due 07/20/2018	5	5
NCUA Guaranteed Notes
1.534% due 10/07/2020	1,345	1,347

Total U.S. Government Agencies (Cost $113,869)		114,409

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Bonds
4.375% due 11/15/2039	2,800	3,573
U.S. Treasury Inflation Protected Securities (d)
0.250% due 01/15/2025 (g)	7,020	6,898
0.375% due 07/15/2025	3,093	3,072
0.375% due 01/15/2027	20,347	19,992
U.S. Treasury Notes (i)
0.750% due 01/31/2018 (g)	42,600	42,497
1.375% due 01/31/2021 (g)	2,200	2,177
1.875% due 03/31/2022 (g)	29,000	29,019
2.000% due 11/15/2026	16,900	16,484

Total U.S. Treasury Obligations (Cost $123,864)		123,712

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
BAMLL Commercial Mortgage Securities Trust
3.059% due 12/15/2033		2,400	2,416
BCAP LLC Trust
1.392% due 02/26/2047		6,208	6,015
Bear Stearns Adjustable Rate Mortgage Trust
3.081% due 04/25/2033		84	85
3.432% due 01/25/2034		571	575
3.574% due 01/25/2034		16	16
3.630% due 02/25/2033		20	20
Bear Stearns ALT-A Trust
3.361% due 09/25/2035		193	166
Bear Stearns Structured Products, Inc. Trust
3.063% due 12/26/2046		414	358
3.421% due 01/26/2036		697	636
Canadian Mortgage Pools
1.155% due 07/01/2020	CAD	9,829	7,595
Citigroup Commercial Mortgage Trust
2.309% due 09/15/2027		$1,000	1,001
2.439% due 07/15/2027		500	501
5.866% due 12/10/2049		32	32
Citigroup Mortgage Loan Trust, Inc.
3.430% due 05/25/2035		279	279
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032		1	1
1.590% due 03/25/2032		89	84
5.039% due 06/25/2032		8	7
GreenPoint Mortgage Funding Trust
1.486% due 11/25/2045		274	243
GSR Mortgage Loan Trust
1.566% due 01/25/2034		36	34
3.370% due 01/25/2036 ^		75	74
Impac CMB Trust
1.976% due 10/25/2033		21	20
Lehman Mortgage Trust
1.536% due 08/25/2036 ^		1,867	1,535
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036		284	274
Morgan Stanley Resecuritization Trust
1.334% due 01/26/2051		64	62
PFP Ltd.
2.622% due 07/14/2034		828	828
Prime Mortgage Trust
1.616% due 02/25/2034		76	72
Southern Pacific Financing PLC
0.469% due 06/10/2043	GBP	780	1,001
Structured Adjustable Rate Mortgage Loan Trust
3.331% due 09/25/2035		$1,987	1,775
Structured Asset Mortgage Investments Trust
1.459% due 07/19/2035		465	455
1.496% due 02/25/2036 ^		364	335
8.914% due 06/25/2029		121	122
Trinity Square PLC
1.486% due 07/15/2051	GBP	2,146	2,834
Wachovia Bank Commercial Mortgage Trust
6.174% due 02/15/2051		$383	382
WaMu Mortgage Pass-Through Certificates Trust
1.506% due 10/25/2045		173	172
1.895% due 02/27/2034		394	390
1.932% due 11/25/2042		62	59
2.132% due 06/25/2042		197	190
Wells Fargo Mortgage-Backed Securities Trust
3.098% due 01/25/2035		248	254
3.246% due 07/25/2036 ^		735	713

Total Non-Agency Mortgage-Backed Securities (Cost $31,271)			31,611

ASSET-BACKED SECURITIES 11.5%
AFC Home Equity Loan Trust
1.574% due 06/25/2028		127	121
Ally Auto Receivables Trust
1.490% due 11/15/2019		2,100	2,100
AmeriCredit Automobile Receivables Trust
1.650% due 09/18/2020		2,200	2,200
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.131% due 01/25/2035		1,189	1,159
Babson CLO Ltd.
2.308% due 10/17/2026		1,000	1,001
BSPRT Issuer Ltd.
2.426% due 06/15/2027		1,900	1,903
Carlyle Global Market Strategies CLO Ltd.
2.298% due 10/16/2025		1,500	1,502
2.320% due 07/27/2026		3,500	3,504

Cent CLO Ltd.
2.380% due 07/27/2026		1,700	1,705
Chase Funding Trust
1.956% due 10/25/2032		101	96
CIFC Funding Ltd.
2.173% due 10/24/2025		2,800	2,809
2.370% due 01/29/2025		2,607	2,610
2.568% due 12/05/2024		781	783
Citigroup Mortgage Loan Trust, Inc.
1.276% due 07/25/2045		613	455
1.376% due 12/25/2036		193	130
4.620% due 10/25/2037		358	353
Countrywide Asset-Backed Certificates
1.356% due 08/25/2037		474	399
1.416% due 06/25/2047		600	521
1.616% due 08/25/2034		937	908
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 01/25/2032		181	173
Denali Capital CLO Ltd.
0.000% due 04/20/2027 (a)		1,500	1,500
2.317% due 04/28/2025		600	600
Dryden Senior Loan Fund
2.358% due 01/15/2025		2,600	2,603
Eaton Vance CDO PLC
1.472% due 02/22/2027		1,003	1,003
Flatiron CLO Ltd.
2.318% due 01/17/2026		4,800	4,800
Fortress Credit Investments Ltd.
2.408% due 07/17/2023		1,098	1,097
GSAMP Trust
1.356% due 06/25/2036		560	543
2.866% due 10/25/2034		134	128
Halcyon Loan Advisors Funding Ltd.
1.000% due 10/22/2025 (a)		3,300	3,300
HSI Asset Securitization Corp. Trust
1.546% due 02/25/2036		1,278	1,053
JMP Credit Advisors CLO Ltd.
2.398% due 10/17/2025		1,850	1,854
KVK CLO Ltd.
2.308% due 01/15/2026		1,700	1,702
Limerock CLO Ltd.
2.458% due 04/18/2026		4,200	4,216
Long Beach Mortgage Loan Trust
1.776% due 10/25/2034		49	46
Madison Park Funding Ltd.
1.420% due 02/26/2021		202	202
Mariner CLO LLC
2.743% due 07/23/2026		2,200	2,200
Morgan Stanley ABS Capital, Inc. Trust
1.296% due 09/25/2036		39	22
1.346% due 10/25/2036		161	131
MP CLO Ltd.
2.408% due 07/18/2026		2,400	2,405
Navient Student Loan Trust
2.266% due 12/27/2066		4,046	4,076
2.366% due 03/25/2066		1,775	1,796
Oaktree CLO Ltd.
2.376% due 10/20/2026		1,700	1,703
Octagon Investment Partners Ltd.
2.258% due 04/15/2026		1,800	1,798
2.448% due 01/19/2025		1,270	1,272
OFSI Fund Ltd.
2.308% due 04/17/2025		1,300	1,303
OHA Credit Partners Ltd.
2.286% due 07/20/2026		2,100	2,106
OZLM Funding Ltd.
2.288% due 01/17/2026		1,600	1,603
Panhandle-Plains Higher Education Authority, Inc.
2.278% due 10/01/2035		724	722
Pinnacle Park CLO Ltd.
2.418% due 04/15/2026		1,500	1,506
Primus CLO Ltd.
1.391% due 07/15/2021		18	18
Residential Asset Mortgage Products Trust
1.981% due 06/25/2035		394	391
Residential Asset Securities Corp. Trust
1.366% due 08/25/2036		284	266
1.486% due 04/25/2036		756	752
SLC Student Loan Trust
1.336% due 06/15/2024		322	321
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	1,416	1,614
0.000% due 06/17/2024		3,190	3,629
1.256% due 01/27/2025		$1,906	1,905
1.266% due 07/27/2026		974	974
1.716% due 12/15/2027		3,214	3,213

Soundview Home Loan Trust
1.376% due 11/25/2036		170	160
Specialty Underwriting & Residential Finance Trust
2.191% due 12/25/2035		518	477
SpringCastle America Funding LLC
3.050% due 04/25/2029		2,708	2,728
Symphony CLO LP
2.255% due 01/09/2023		371	372
THL Credit Wind River CLO Ltd.
2.338% due 04/18/2026		500	501
Utah State Board of Regents
1.774% due 01/25/2057		2,307	2,313
Venture CLO Ltd.
2.528% due 01/15/2027		3,100	3,106
Voya CLO Ltd.
2.458% due 10/15/2022		1,376	1,375
2.478% due 10/15/2022		250	250

Total Asset-Backed Securities (Cost $96,277)			96,087

SOVEREIGN ISSUES 1.2%
Export-Import Bank of Korea
1.898% due 05/26/2019		1,400	1,405
1.927% due 02/24/2020	CAD	900	697
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		$1,800	1,774
Korea National Oil Corp.
1.893% due 03/27/2020		2,000	2,001
Oman Government International Bond
3.875% due 03/08/2022		800	799
Qatar Government International Bond
4.500% due 01/20/2022		900	955
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,365

Total Sovereign Issues (Cost $10,010)			9,996

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.0%
CERTIFICATES OF DEPOSIT 1.3%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$100	100
Barclays Bank PLC
1.710% due 03/16/2018		7,500	7,499
1.949% due 11/06/2017		2,500	2,505
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		500	501

			10,605

COMMERCIAL PAPER 4.7%
Anthem, Inc.
1.441% due 07/14/2017		6,800	6,796
BAT International Finance PLC
1.475% due 07/17/2017		2,000	1,999
1.475% due 07/27/2017		2,500	2,497
1.476% due 07/25/2017		2,000	1,998
Bell Canada
1.373% due 07/20/2017		800	799
Credit Suisse AG
1.507% due 07/03/2017		200	200
Deutsche Telekom AG
1.374% due 07/27/2017		4,200	4,195
Enbridge Energy Partners LP
1.915% due 08/08/2017		2,500	2,496
Engie
1.649% due 10/03/2017		1,500	1,495

ENI Finance USA, Inc.
1.424% due 07/12/2017		1,000	1,000
1.806% due 10/02/2017		750	747
Glencore Funding LLC
1.404% due 07/25/2017		1,000	999
1.404% due 07/27/2017		1,000	999
1.425% due 07/28/2017		2,700	2,696
Natixis NY
1.434% due 07/03/2017		300	300
Plains All American Pipeline LP
2.183% due 07/26/2017		5,000	4,995
Rogers Communications, Inc.
1.462% due 08/03/2017		800	799
Sempra Energy Holdings
1.512% due 08/23/2017		2,000	1,996
Standard Chartered Bank
1.465% due 07/03/2017		300	300
Syngenta Wilmington, Inc.
2.074% due 09/14/2017		1,600	1,594
Thermo Fisher Scientific, Inc.
1.457% due 08/15/2017		1,000	998

			39,898

REPURCHASE AGREEMENTS (e) 0.3%			2,356

JAPAN TREASURY BILLS 6.7%
(0.168)% due 07/24/2017 (c)	JPY	6,330,000	56,282

Total Short-Term Instruments (Cost $110,883)			109,141

Total Investments in Securities (Cost $741,043)			744,461

	SHARES
INVESTMENTS IN AFFILIATES 18.4%
SHORT-TERM INSTRUMENTS 18.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.4%
PIMCO Short-Term Floating NAV Portfolio III		7,052,627	69,722
PIMCO Short-Term Floating NAV Portfolio IV		8,426,364	84,314

Total Short-Term Instruments (Cost $153,985)			154,036

Total Investments in Affiliates (Cost $153,985)			154,036

Total Investments 107.1% (Cost $895,028)			$898,497
Financial Derivative Instruments (f)(h) 0.3% (Cost or Premiums, net $(157))			2,681
Other Assets and Liabilities, net (7.4)%			(62,632)

Net Assets 100.0%			$838,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$2,356	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(2,407)	$2,356	$2,356

Total Repurchase Agreements						$(2,407)	$2,356	$2,356

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.4)%
Fannie Mae, TBA	3.500%	07/01/2047	$45,000	$(11,554)	$(11,501)

Total Short Sales (1.4)%				$(11,554)	$(11,501)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended June 30, 2017 was $(2,105) at a weighted average interest rate of 0.586%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	603	$58	$49

Total Purchased Options				$58	$49

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	603	$(69)	$(23)

Total Written Options				$(69)	$(23)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	2,752	$333,116	$(1,305)	$124	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2017	19	EUR	(3,513)	$52	$34	$0
U.S. Treasury 5-Year Note September Futures	09/2017	344		$(40,536)	81	59	0
U.S. Treasury 10-Year Note September Futures	09/2017	814		(102,182)	251	229	0

					$384	$322	$0

Total Futures Contracts					$(921)	$446	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2021	0.414%		$600	$4	$11	$15	$0	$0
Berkshire Hathaway, Inc.	1.000	06/20/2022	0.472		200	4	1	5	0	0
Kinder Morgan, Inc.	1.000	12/20/2021	0.867		700	(23)	27	4	0	0
Volkswagen International Finance NV	1.000	12/20/2017	0.108	EUR	4,600	35	(10)	25	1	0

						$20	$29	$49	$1	$0

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	06/21/2027	$19,200	$1,297	$82	$1,379	$56	$0

Total Swap Agreements					$1,317	$111	$1,428	$57	$0

(g)	Securities with an aggregate market value of $17,949 and cash of $1,783 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as at the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	DKK	10,193	$	1,494	$0	$(71)
	07/2017	GBP	2,573		3,307	0	(44)
	07/2017		$746	DKK	5,175	49	0
	01/2018	DKK	47,562	$	6,962	0	(420)
	04/2018		30,402		4,453	0	(291)
	07/2018		11,785		1,822	0	(27)
BPS	07/2017	CAD	10,890		8,092	0	(305)
	07/2017	DKK	3,595		542	0	(10)
	07/2017		$5,169	EUR	4,544	21	0
	08/2017	EUR	4,544	$	5,176	0	(21)
	01/2018	DKK	22,289		3,272	0	(187)
	01/2018		$548	DKK	3,595	10	0
	04/2018	DKK	14,777	$	2,169	0	(137)
	07/2018		5,535		835	0	(34)
BRC	07/2017		15,706		2,396	0	(17)
CBK	07/2017	EUR	4,955		5,574	0	(85)
	07/2017	JPY	6,330,000		58,137	1,813	0
	07/2017		$3,733	DKK	24,773	72	0
	10/2017		6,036		41,436	360	0
	01/2018	DKK	6,387	$	945	0	(47)
	07/2018		24,773		3,813	0	(74)
DUB	04/2018		14,040		2,100	0	(91)
FBF	07/2017		$135	INR	8,735	0	0
	12/2017	INR	8,735	$	133	0	0
GLM	07/2017	DKK	5,175		754	0	(41)
	07/2017		$485	DKK	3,215	9	0
	07/2017		459	EUR	411	10	0
	08/2017		4,293	JPY	468,400	0	(122)
	10/2017	DKK	35,891	$	5,213	0	(328)
	10/2017		$3,516	DKK	22,810	5	0
	01/2018	DKK	11,722	$	1,702	0	(117)
	04/2018		50,727		7,467	0	(449)
HUS	10/2017		37,350		5,720	0	(46)
	01/2018		3,865		568	0	(32)
	04/2018		6,600		983	0	(47)
JPM	07/2017	NZD	175		124	0	(5)
	07/2017		$8,308	CAD	10,890	90	0
	08/2017	CAD	10,890	$	8,312	0	(90)
	10/2017	DKK	5,010		768	0	(6)
	01/2018		15,891		2,327	0	(139)
	04/2018		31,183		4,603	0	(263)
	07/2018		8,365		1,260	0	(52)
MSB	01/2018		1,318		191	0	(14)
SCX	04/2018		13,293		1,984	0	(90)
SOG	07/2017	INR	8,735		133	0	(2)
TOR	07/2017		$1,248	DKK	8,282	24	0
	01/2018	DKK	5,452	$	807	0	(39)
	10/2018		8,282		1,282	0	(25)
UAG	07/2017		$3,298	GBP	2,573	54	0
	08/2017	GBP	2,573	$	3,301	0	(54)
	10/2017	DKK	3,385		517	0	(6)

Total Forward Foreign Currency Contracts						$2,517	$(3,828)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970%	09/24/2018		$5,800	$295	$204
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/14/2017		35,000	21	2
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.079	09/06/2017	EUR	11,800	124	46
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$13,700	708	482

								$1,148	$734

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	09/21/2017	$1,100	$96	$93

Total Purchased Options					$1,244	$827

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$(33)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(66)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$29,000	$(302)	$(222)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/06/2017	1,700	(14)	0
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	08/14/2017	35,000	(84)	(25)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	68,700	(731)	(527)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/06/2017	12,800	(109)	(3)

							$(1,240)	$(777)

Total Written Options							$(1,339)	$(779)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$1	$1	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	386	0	1	1	0
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	5,353	(51)	60	9	0

					$(51)	$62	$11	$0

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	1,649	3-Month USD-LIBOR plus a specified spread	09/07/2017	$6,190	$0	$1,519	$1,519	$0
	Receive	S&P 500 Total Return Index	51,854	3-Month USD-LIBOR plus a specified spread	07/25/2018	243,740	0	(1,223)	0	(1,223)
DUB	Receive	S&P 500 Total Return Index	52,585	3-Month USD-LIBOR plus a specified spread	06/07/2018	242,400	0	3,136	3,136	0
GST	Receive	S&P 500 Total Return Index	1,527	3-Month USD-LIBOR plus a specified spread	09/07/2017	7,168	0	(28)	0	(28)

							$0	$3,404	$4,655	$(1,251)

Total Swap Agreements							$(51)	$3,466	$4,666	$(1,251)

(i)	Securities with an aggregate market value of $2,803 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(2)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$395	$0	$395
Corporate Bonds & Notes
Banking & Finance	0	212,749	4,999	217,748
Industrials	0	28,194	0	28,194
Utilities	0	10,064	0	10,064
Municipal Bonds & Notes
California	0	3,104	0	3,104
U.S. Government Agencies	0	114,409	0	114,409
U.S. Treasury Obligations	0	123,712	0	123,712
Non-Agency Mortgage-Backed Securities	0	31,253	358	31,611
Asset-Backed Securities	3,300	92,787	0	96,087
Sovereign Issues	0	9,996	0	9,996
Short-Term Instruments
Certificates of Deposit	0	10,605	0	10,605
Commercial Paper	0	39,898	0	39,898
Repurchase Agreements	0	2,356	0	2,356
Japan Treasury Bills	0	56,282	0	56,282
	$3,300	$735,804	$5,357	$744,461

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$154,036	$0	$0	$154,036

Total Investments	$157,336	$735,804	$5,357	$898,497

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,501)	$0	$(11,501)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	495	57	0	552
Over the counter	0	8,010	0	8,010
	$495	$8,067	$0	$8,562

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	0	0	(23)
Over the counter	0	(5,858)	0	(5,858)

	$(23)	$(5,858)	$0	$(5,881)

Total Financial Derivative Instruments	$472	$2,209	$0	$2,681

Totals	$157,808	$726,512	$5,357	$889,677

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.480% due 01/15/2024		$1,778	$1,786

Total Loan Participations and Assignments (Cost $1,773)			1,786

CORPORATE BONDS & NOTES 7.4%
BANKING & FINANCE 5.6%
Ally Financial, Inc.
6.250% due 12/01/2017		2,300	2,343
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		6,800	7,123
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	600	711
Bank of America Corp.
2.000% due 01/11/2018		$2,519	2,523
2.650% due 04/01/2019		6,900	6,986
5.650% due 05/01/2018		1,000	1,032
5.750% due 12/01/2017		5,700	5,797
6.400% due 08/28/2017		769	775
7.625% due 06/01/2019		400	442
Barclays Bank PLC
10.179% due 06/12/2021		13,440	16,846
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	1,200	1,419
8.000% due 12/15/2020 (e)		1,800	2,261
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,900	11,243
Blackstone CQP Holdco LP
6.500% due 03/20/2021		4,000	4,022
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,123
Deutsche Bank AG
4.250% due 10/14/2021		10,450	10,952
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	1,100	1,436
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$3,100	3,110
General Motors Financial Co., Inc.
2.400% due 04/10/2018		15,300	15,360
2.625% due 07/10/2017		2,900	2,900
3.450% due 04/10/2022		1,300	1,323
Goldman Sachs Group, Inc.
2.352% due 11/15/2021		3,500	3,534
HSBC Holdings PLC
2.799% due 01/05/2022		2,100	2,162
3.400% due 03/08/2021		1,300	1,337
4.300% due 03/08/2026		1,000	1,065
6.000% due 09/29/2023 (e)	EUR	400	513
International Lease Finance Corp.
7.125% due 09/01/2018		$1,750	1,853
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,278
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,504
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	13
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		5,900	8,045
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	1,300	1,878
Morgan Stanley
6.250% due 08/28/2017		$300	302
Navient Corp.
5.500% due 01/15/2019		3,400	3,549
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	5,100	5,825
Rio Oil Finance Trust
9.250% due 07/06/2024		$1,524	1,555
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		500	517
8.000% due 08/10/2025 (e)		400	435

SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,742
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	930	1,259
Synchrony Financial
2.402% due 02/03/2020		$3,200	3,225
2.700% due 02/03/2020		2,100	2,112
UBS AG
7.625% due 08/17/2022		4,700	5,530
UBS Group AG
5.750% due 02/19/2022 (e)	EUR	200	253
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		$700	716
4.125% due 09/24/2025		800	840
Volkswagen Bank GmbH
0.081% due 11/27/2017	EUR	2,000	2,284
Wells Fargo & Co.
2.600% due 07/22/2020		$3,400	3,449

			160,502

INDUSTRIALS 1.1%
AbbVie, Inc.
3.200% due 11/06/2022		400	411
3.600% due 05/14/2025		300	306
4.500% due 05/14/2035		200	212
4.700% due 05/14/2045		200	214
Allergan Funding SCS
2.483% due 03/12/2020		100	102
4.550% due 03/15/2035		1,000	1,071
Amgen, Inc.
3.450% due 10/01/2020		800	833
3.875% due 11/15/2021		100	105
Charter Communications Operating LLC
4.464% due 07/23/2022		1,800	1,920
4.908% due 07/23/2025		1,400	1,515
6.384% due 10/23/2035		300	357
6.484% due 10/23/2045		600	724
6.834% due 10/23/2055		100	122
CNH Industrial Capital LLC
3.625% due 04/15/2018		4,500	4,551
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	201
CVS Health Corp.
3.500% due 07/20/2022		100	104
3.875% due 07/20/2025		1,140	1,187
Enbridge, Inc.
1.946% due 06/15/2020		2,300	2,300
Forest Laboratories LLC
4.875% due 02/15/2021		186	200
Kraft Heinz Foods Co.
2.000% due 07/02/2018		300	301
3.500% due 07/15/2022		100	103
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	109
5.200% due 07/15/2045		200	218
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,900	1,901
QUALCOMM, Inc.
4.800% due 05/20/2045		500	551
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,070	2,062
2.400% due 09/23/2021		1,860	1,840
Time Warner Cable LLC
6.750% due 07/01/2018		1,567	1,640
Williams Partners LP
4.500% due 11/15/2023		1,100	1,176
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,200	2,221
3.550% due 04/01/2025		2,100	2,125

			30,785

UTILITIES 0.7%
AT&T, Inc.
1.808% due 01/15/2020		6,100	6,134
2.023% due 07/15/2021		8,100	8,189
4.500% due 05/15/2035		200	198
FirstEnergy Corp.
3.900% due 07/15/2027		2,000	2,004

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		286	156
Petrobras Global Finance BV
8.375% due 05/23/2021		3,400	3,814
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	525	867
Verizon Communications, Inc.
4.500% due 09/15/2020		$100	107

			21,469

Total Corporate Bonds & Notes (Cost $208,658)			212,756

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,834
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
6.466% due 08/01/2023		1,100	1,331

			3,165

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		700	722
7.750% due 01/01/2042		1,200	1,224
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		3,600	3,856

			5,802

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		100	125

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		2,820	2,990

Total Municipal Bonds & Notes (Cost $11,260)			12,082

U.S. GOVERNMENT AGENCIES 11.9%
Fannie Mae
1.336% due 03/25/2034		6	5
1.346% due 03/25/2036		208	199
1.566% due 09/25/2042		168	167
2.375% due 11/25/2023		28	28
2.401% due 08/01/2035		152	159
2.568% due 09/01/2035		156	163
2.635% due 07/01/2032		16	17
2.713% due 10/01/2035		123	130
2.716% due 04/25/2024		26	27
2.815% due 09/01/2031		1	1
2.929% due 10/01/2035		59	63
2.951% due 11/01/2034		129	137
3.099% due 08/01/2036		195	206
3.157% due 10/01/2035		111	117
3.160% due 07/01/2035		143	151
3.210% due 02/01/2034		74	78
3.398% due 02/01/2035		58	61
3.516% due 03/01/2036		449	475
4.000% due 10/01/2030 - 08/01/2042		50,974	54,371
5.500% due 02/01/2024 - 09/01/2027		34	37
Fannie Mae, TBA
3.500% due 07/01/2047 - 09/01/2047		264,000	271,139
Freddie Mac
1.359% due 10/15/2020		8	8
1.559% due 11/15/2043		2,859	2,867
1.892% due 10/25/2044		57	58
2.092% due 07/25/2044		263	266
2.617% due 09/01/2035		40	42
Ginnie Mae
1.513% due 08/20/2062		1,989	1,990
1.572% due 03/16/2032		8	8
2.250% due 11/20/2024		26	26
3.500% due 02/15/2045 - 03/15/2045		5,950	6,167

Overseas Private Investment Corp.
4.140% due 05/15/2030		1,084	1,181

Total U.S. Government Agencies (Cost $338,980)			340,344

U.S. TREASURY OBLIGATIONS 49.3%
U.S. Treasury Bonds
4.250% due 05/15/2039		2,000	2,509
4.375% due 11/15/2039		25,100	32,034
4.500% due 08/15/2039		1,200	1,556
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (g)		14,462	14,449
0.125% due 07/15/2024		46,961	46,144
0.250% due 01/15/2025		93,433	91,805
0.375% due 01/15/2027		78,150	76,786
0.625% due 01/15/2026		3,808	3,834
0.750% due 02/15/2045		1,765	1,659
1.750% due 01/15/2028		1,167	1,302
2.375% due 01/15/2025 (g)		23,221	26,463
2.375% due 01/15/2027		1,334	1,555
2.500% due 01/15/2029		27,335	32,893
U.S. Treasury Notes
1.375% due 09/30/2020 (g)		121,200	120,312
1.375% due 10/31/2020 (g)		98,300	97,509
1.500% due 08/15/2026		57,000	53,328
1.750% due 12/31/2020		200,400	200,983
1.750% due 05/15/2023 (i)		1,330	1,310
1.875% due 08/31/2022 (g)		293,800	293,226
1.875% due 10/31/2022 (g)		91,700	91,378
2.000% due 11/30/2020 (g)(i)		34,100	34,502
2.000% due 07/31/2022 (g)		38,100	38,271
2.000% due 08/15/2025		19,900	19,562
2.000% due 11/15/2026		31,200	30,431
2.125% due 08/31/2020 (g)		69,100	70,215
2.125% due 05/15/2025 (g)(i)		20,450	20,323
2.250% due 12/31/2023 (i)		3,800	3,838
2.250% due 11/15/2025 (i)		800	800

Total U.S. Treasury Obligations (Cost $1,418,991)			1,408,977

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
American Home Mortgage Assets Trust
1.406% due 05/25/2046 ^		927	736
1.426% due 10/25/2046		316	237
American Home Mortgage Investment Trust
2.914% due 09/25/2045		168	167
3.415% due 02/25/2045		321	326
Banc of America Funding Trust
1.402% due 10/20/2036		522	454
1.442% due 06/20/2047		5,405	5,353
3.559% due 01/20/2047 ^		38	35
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035		79	78
Bear Stearns ALT-A Trust
3.290% due 07/25/2035		6,654	6,058
3.444% due 08/25/2036 ^		543	418
3.475% due 05/25/2035		143	141
Berica ABS SRL
0.000% due 12/31/2055	EUR	247	282
Berica Residential MBS SRL
0.000% due 03/31/2048		600	683
Citigroup Commercial Mortgage Trust
2.168% due 09/10/2045 (a)		$6,542	427
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		227	229
3.844% due 09/25/2037 ^		264	220
Countrywide Alternative Loan Trust
1.386% due 11/25/2036		1,816	1,682
1.422% due 03/20/2046		1,070	918
1.422% due 07/20/2046 ^		665	410
1.766% due 05/25/2035		2,131	1,829
2.782% due 10/20/2035		415	301
3.442% due 06/25/2037		815	714
Countrywide Home Loan Mortgage Pass-Through Trust
1.796% due 04/25/2035		114	108
1.856% due 03/25/2035		69	68
Credit Suisse First Boston Mortgage Securities Corp.
3.047% due 06/25/2033		64	64
Credit Suisse Mortgage Capital Certificates
1.516% due 01/27/2037		2,239	1,327

3.336% due 02/27/2037	3,389	3,439
Downey Savings & Loan Association Mortgage Loan Trust
1.469% due 08/19/2045	378	334
2.949% due 07/19/2044	31	31
First Horizon Alternative Mortgage Securities Trust
3.036% due 03/25/2035	106	89
First Horizon Mortgage Pass-Through Trust
3.142% due 08/25/2035	21	18
First Republic Mortgage Loan Trust
1.509% due 11/15/2031	31	30
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	545	545
GreenPoint Mortgage Funding Trust
1.396% due 01/25/2037	11,269	10,458
GSMSC Pass-Through Trust
1.474% due 12/26/2036	4,585	1,334
GSR Mortgage Loan Trust
1.406% due 08/25/2046	17	17
3.109% due 09/25/2035	76	78
HomeBanc Mortgage Trust
3.242% due 04/25/2037 ^	763	624
IndyMac Mortgage Loan Trust
1.426% due 05/25/2046	1,091	1,001
1.516% due 06/25/2037 ^	270	156
1.996% due 05/25/2034	12	11
3.079% due 12/25/2034	21	20
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	3,904	3,249
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.609% due 01/15/2033	4,041	4,052
JPMorgan Mortgage Trust
3.505% due 02/25/2035	42	41
6.000% due 01/25/2036 ^	467	408
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036	95	91
1.466% due 11/25/2035	7	7
2.051% due 10/25/2035	19	18
RBSSP Resecuritization Trust
2.900% due 10/26/2035	2,841	2,881
Residential Accredit Loans, Inc. Trust
1.366% due 02/25/2047	4,700	4,518
1.376% due 01/25/2037	11,591	10,448
1.386% due 01/25/2037	7,355	5,883
1.401% due 12/25/2036	181	166
1.516% due 01/25/2035	89	88
2.090% due 11/25/2037	11,191	9,283
3.817% due 09/25/2034	8,032	7,851
5.000% due 09/25/2036 ^	366	327
6.000% due 03/25/2037 ^	4,233	3,756
Residential Asset Securitization Trust
1.566% due 10/25/2018	41	41
5.500% due 09/25/2035 ^	4,757	4,223
Royal Bank of Scotland Capital Funding Trust
5.695% due 09/16/2040	3	3
Structured Adjustable Rate Mortgage Loan Trust
2.132% due 01/25/2035	132	119
Structured Asset Mortgage Investments Trust
1.336% due 08/25/2036	15,217	13,485
1.406% due 07/25/2046 ^	4,782	3,916
1.436% due 05/25/2036	175	155
1.436% due 05/25/2046	560	324
1.459% due 07/19/2035	107	104
1.496% due 02/25/2036 ^	336	309
2.076% due 02/25/2036 ^	1,401	1,361
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.244% due 07/25/2032	1	1
3.271% due 06/25/2033	39	39
UBS-Barclays Commercial Mortgage Trust
1.148% due 03/10/2046 (a)	27,816	1,251
WaMu Mortgage Pass-Through Certificates Trust
1.506% due 10/25/2045	1,458	1,450
1.506% due 12/25/2045	19,268	18,555
1.526% due 01/25/2045	71	70
1.856% due 01/25/2045	69	68
Washington Mutual Mortgage Pass-Through Certificates Trust
1.562% due 11/25/2046	4,750	4,018
1.582% due 10/25/2046 ^	6,730	5,435
Wells Fargo Commercial Mortgage Trust
2.189% due 02/15/2027	2,200	2,198

Wells Fargo Mortgage-Backed Securities Trust
3.132% due 10/25/2033	40	41

Total Non-Agency Mortgage-Backed Securities (Cost $139,752)		151,683

ASSET-BACKED SECURITIES 12.1%
Aames Mortgage Investment Trust
3.241% due 01/25/2035	5,000	4,537
ACE Securities Corp. Home Equity Loan Trust
1.456% due 12/25/2036	17,336	11,077
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.666% due 10/25/2035	1,400	1,390
1.686% due 10/25/2035	9,500	8,518
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.726% due 10/25/2035	7,530	7,159
2.236% due 10/25/2034	1,000	976
2.341% due 11/25/2034	2,972	2,599
Argent Mortgage Loan Trust
1.696% due 05/25/2035	4,588	4,152
Asset-Backed Securities Corp. Home Equity Loan Trust
2.311% due 02/25/2035	1,398	1,376
Bear Stearns Asset-Backed Securities Trust
1.666% due 08/25/2036	9,500	8,616
3.417% due 10/25/2036	568	552
Cavalry CLO Ltd.
2.528% due 01/16/2024	632	633
CIT Mortgage Loan Trust
2.566% due 10/25/2037	7,992	7,951
Citigroup Mortgage Loan Trust, Inc.
1.496% due 08/25/2036	14,200	12,039
COA Summit CLO Ltd.
2.506% due 04/20/2023	216	216
Countrywide Asset-Backed Certificates
1.356% due 06/25/2035	6,244	5,009
1.356% due 03/25/2037	1,541	1,308
1.396% due 11/25/2047 ^	2,893	2,199
1.416% due 06/25/2047	4,011	3,485
1.426% due 05/25/2047	8,479	5,641
1.466% due 01/25/2046	6,564	5,286
1.466% due 06/25/2047	2,782	2,301
1.496% due 09/25/2036	4,971	4,920
1.656% due 04/25/2036	11,140	10,861
2.251% due 12/25/2035	5,093	4,433
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	5,834	5,853
First Franklin Mortgage Loan Trust
1.356% due 09/25/2036	36	35
2.086% due 09/25/2034	1,335	1,319
Fremont Home Loan Trust
1.351% due 10/25/2036	3,970	3,607
1.546% due 01/25/2036	475	432
GE-WMC Mortgage Securities Trust
1.256% due 08/25/2036	9	6
GSAA Trust
1.926% due 06/25/2035	5,000	4,390
GSAMP Trust
1.396% due 11/25/2035	67	23
1.466% due 05/25/2046	12,450	9,974
1.536% due 03/25/2046	10,400	9,320
3.016% due 06/25/2035	6,927	5,926
Home Equity Loan Trust
1.556% due 04/25/2037	11,054	8,475
JPMorgan Mortgage Acquisition Trust
1.476% due 03/25/2037	487	461
Lehman XS Trust
1.376% due 05/25/2036	6,397	6,257
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025	2,200	2,214
Long Beach Mortgage Loan Trust
1.386% due 12/25/2036	14,221	6,919
1.476% due 08/25/2045	1,520	1,329
1.776% due 10/25/2034	186	175
1.861% due 11/25/2035	1,000	927
1.951% due 08/25/2035	358	344
MASTR Asset-Backed Securities Trust
1.326% due 11/25/2036	24,421	11,795
1.716% due 10/25/2035 ^	5,302	4,832
Merrill Lynch Mortgage Investors Trust
1.326% due 07/25/2037	19,179	11,198
1.326% due 08/25/2037	7,713	4,891

Morgan Stanley ABS Capital, Inc. Trust
1.346% due 10/25/2036		1,330	1,089
1.346% due 02/25/2037		7,254	5,652
1.376% due 09/25/2036		1,288	722
1.921% due 12/25/2034		1,505	1,336
NovaStar Mortgage Funding Trust
2.296% due 06/25/2035		3,494	3,430
Option One Mortgage Loan Trust
1.576% due 01/25/2036		7,800	6,489
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.266% due 10/25/2034		1,800	1,725
3.016% due 12/25/2034		1,208	1,101
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		13,179	7,193
Residential Asset Mortgage Products Trust
1.244% due 12/25/2035		1,352	1,204
1.676% due 10/25/2035		6,890	6,536
Residential Asset Securities Corp. Trust
1.486% due 08/25/2036		15,000	13,698
1.686% due 11/25/2035		4,493	3,987
Securitized Asset-Backed Receivables LLC Trust
1.386% due 08/25/2036		785	345
1.456% due 07/25/2036		5,137	3,027
1.876% due 08/25/2035		4,505	2,915
2.266% due 03/25/2035		2,599	2,435
Soundview Home Loan Trust
1.376% due 10/25/2036		7,577	7,337
1.396% due 02/25/2037		798	317
Specialty Underwriting & Residential Finance Trust
2.191% due 12/25/2035		444	409
Structured Asset Investment Loan Trust
1.346% due 07/25/2036		1,717	1,410
1.366% due 09/25/2036		4,317	3,858
2.146% due 06/25/2035		10,000	7,765
Structured Asset Securities Corp. Mortgage Loan Trust
1.376% due 03/25/2036		750	636
1.386% due 12/25/2036		3,520	3,278
2.551% due 04/25/2035		240	230
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		3,650	3,657
Venture CDO Ltd.
1.373% due 07/22/2021		116	117
VOLT LLC
3.250% due 04/25/2059		7,400	7,412
3.375% due 04/25/2047		3,127	3,133
3.375% due 05/28/2047		8,896	8,915
3.500% due 03/25/2047		5,335	5,357
3.500% due 02/25/2055		4,122	4,147
4.375% due 11/27/2045		955	961
WaMu Asset-Backed Certificates Trust
1.441% due 05/25/2047		7,823	6,433

Total Asset-Backed Securities (Cost $326,369)			346,192

SOVEREIGN ISSUES 1.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	15,296	18,749
Brazil Government International Bond
5.625% due 02/21/2047		$4,400	4,213
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	7,600	7,336
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)		29,673	9,353
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	670,000	5,979
Saudi Government International Bond
2.375% due 10/26/2021		$300	296

Total Sovereign Issues (Cost $47,193)			45,926

SHORT-TERM INSTRUMENTS 2.8%
CERTIFICATES OF DEPOSIT 2.3%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		400	400
Barclays Bank PLC
1.949% due 11/06/2017		9,500	9,521
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		2,900	2,904
Natixis S.A.
1.979% due 09/25/2017		13,900	13,921

Norinchukin Bank
1.871% due 10/10/2017	14,500	14,529
1.871% due 10/12/2017	6,300	6,313
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017	4,300	4,306
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017	9,800	9,815
2.012% due 10/06/2017	2,900	2,905

		64,614

COMMERCIAL PAPER 0.3%
Credit Suisse AG
1.507% due 07/03/2017	500	500
Engie
1.638% due 10/04/2017	1,800	1,794
ENI Finance USA, Inc.
1.806% due 10/02/2017	600	598
Marriott International
1.523% due 07/24/2017	3,150	3,147
Natixis NY
1.434% due 07/03/2017	600	600
Standard Chartered Bank
1.465% due 07/03/2017	300	300
TransCanada American, Inc.
1.472% due 07/12/2017	1,400	1,399

		8,338

ARGENTINA TREASURY BILLS 0.1%
2.755% due 07/14/2017 - 02/09/2018 (b)(c)	3,200	3,169

U.S. TREASURY BILLS 0.1%
0.954% due 08/31/2017 (b)(c)(i)	3,767	3,761

Total Short-Term Instruments (Cost $79,767)		79,882

Total Investments in Securities (Cost $2,572,743)		2,599,628

	SHARES
INVESTMENTS IN AFFILIATES 18.8%
SHORT-TERM INSTRUMENTS 18.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.8%
PIMCO Short-Term Floating NAV Portfolio III	38,359,190	379,219
PIMCO Short-Term Floating NAV Portfolio IV	15,751,373	157,608

Total Short-Term Instruments (Cost $536,731)		536,827

Total Investments in Affiliates (Cost $536,731)		536,827

Total Investments 109.7% (Cost $3,109,474)		$3,136,455
Financial Derivative Instruments (f)(h) 3.9% (Cost or Premiums, net $25,599)		110,322
Other Assets and Liabilities, net (13.6)%		(388,274)

Net Assets 100.0%		$2,858,503

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (1)
U.S. Government Agencies (9.5)%
Fannie Mae, TBA	3.500%	07/01/2047	$148,200	$(153,288)	$(152,178)
Fannie Mae, TBA	3.500	08/01/2047	115,800	(118,876)	(118,701)

				(272,164)	(270,879)

U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	7,100	(6,912)	(6,926)
U.S. Treasury Notes	2.250	02/15/2027	400	(401)	(402)
				(7,313)	(7,328)

Total Short Sales (9.7)%				$(279,477)	$(278,207)

(1)	Payable for short sales includes $(25) of accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$111.500	08/25/2017	720	$6	$12
Put - CBOT U.S. Treasury 5-Year Note September Futures	111.750	08/25/2017	69	1	1
Put - CBOT U.S. Treasury 5-Year Note September Futures	112.000	08/25/2017	64	1	1
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.500	08/25/2017	6	0	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	137.000	08/25/2017	2,437	20	2
Call - CBOT U.S. Treasury 10-Year Note September Futures	142.000	08/25/2017	260	2	0

				$30	$16

Total Purchased Options				$30	$16

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	316	$(88)	$(248)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	1,064	(425)	(79)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	748	(436)	(1,177)

				$(949)	$(1,504)

Total Written Options				$(949)	$(1,504)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	29	AUD	2,881	$(45)	$0	$(33)
Euro-Bund 10-Year Bond September Futures	09/2017	46	EUR	8,504	(143)	0	(83)
Mini MSCI EAFE Index September Futures	09/2017	2,531		$239,129	(1,139)	200	0
U.S. Treasury 5-Year Note September Futures	09/2017	3,051		359,517	(980)	0	(524)
U.S. Treasury 30-Year Bond September Futures	09/2017	730		112,192	831	0	(411)
United Kingdom Long Gilt September Futures	09/2017	155	GBP	25,350	(372)	0	(224)

					$(1,848)	$200	$(1,275)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	170	EUR	(8)	$72	$25	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	180		(6)	87	12	0
Euro-Bobl September Futures	09/2017	360		(54,152)	432	197	0
Euro-Buxl 30-Year Bond September Futures	09/2017	236		(44,076)	1,267	933	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	631		(107,009)	664	937	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	170		(439)	(321)	0	(239)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	180		(557)	(463)	0	(282)
U.S. Treasury 2-Year Note September Futures	09/2017	4,529		$(978,759)	1,245	425	0
U.S. Treasury 10-Year Note September Futures	09/2017	1,769		(222,065)	872	497	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	131		(21,730)	(396)	90	0

					$3,459	$3,116	$(521)

Total Futures Contracts					$1,611	$3,316	$(1,796)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Variation Margin
Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Boston Scientific Corp.	1.000%	06/20/2020	0.131%	$2,000	$(52)	$0	$(52)	$0	$0
Constellation Energy Group, Inc.	1.000	06/20/2020	0.141	1,000	(27)	2	(25)	0	0
Kraft Heinz Foods Co.	1.000	09/20/2020	0.284	1,500	(35)	1	(35)	1	0

					$(114)	$3	$(112)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.700%		$6,300	$(73)	$189	$116	$0	$(3)
General Motors Co.	5.000	12/20/2021	1.225		1,100	176	2	179	0	(1)
General Motors Co.	5.000	06/20/2022	1.420		800	134	1	135	0	0
Sprint Communications, Inc.	5.000	09/20/2019	0.930		4,000	232	131	363	0	(4)
Volvo Treasury AB	1.000	03/20/2021	0.354	EUR	1,200	30	4	34	0	(1)

						$499	$327	$827	$0	$(9)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR	2,800	$(51)	$(19)	$(70)	$3	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	9,730	$59	$(38)	$21	$0	$(7)
Pay	1-Year BRL-CDI	9.715	01/04/2021		33,800	0	72	72	0	(24)
Pay	1-Year BRL-CDI	9.730	01/04/2021		22,770	0	46	46	0	(16)
Pay	1-Year BRL-CDI	9.743	01/04/2021		31,600	0	60	60	0	(23)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	15,700	1,882	(65)	1,817	324	0
Pay	3-Month USD-LIBOR	1.100	01/23/2018		$34,800	15	27	42	0	(1)
Pay (6)	3-Month USD-LIBOR	2.200	11/24/2018		24,200	109	37	146	0	(5)
Receive	3-Month USD-LIBOR	1.250	06/21/2020		1,300	30	(11)	19	1	0
Receive (6)	3-Month USD-LIBOR	3.000	11/25/2020		48,800	(282)	(135)	(417)	22	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		132,400	(2,508)	1,560	(948)	135	0
Receive	3-Month USD-LIBOR	1.250	06/21/2021		600	18	(4)	14	1	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		70,000	2,927	(567)	2,360	130	0
Receive	3-Month USD-LIBOR	1.934	09/01/2022		88,300	(324)	13	(311)	168	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		68,700	(3,974)	3,048	(926)	138	0
Pay (6)	3-Month USD-LIBOR	2.500	12/15/2023		182,900	(237)	262	25	0	(145)
Pay	3-Month USD-LIBOR	2.250	06/15/2026		1,800	7	(9)	(2)	5	0
Receive (6)	3-Month USD-LIBOR	2.750	12/15/2026		129,100	(110)	(12)	(122)	84	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		198,210	582	8,144	8,726	593	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		24,400	1,639	113	1,752	72	0
Receive	3-Month USD-LIBOR	2.500	12/16/2030		6,700	(65)	(7)	(72)	21	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		51,700	(1,247)	(859)	(2,106)	236	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		21,800	(1,874)	2,145	271	96	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		6,300	(174)	557	383	27	0
Receive (6)	3-Month USD-LIBOR	2.455	04/17/2048		4,200	0	135	135	19	0
Receive (6)	3-Month USD-LIBOR	2.285	05/25/2048		28,400	(139)	2,117	1,978	125	0
Receive (6)	3-Month USD-LIBOR	2.465	05/25/2048		6,400	0	198	198	29	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	15,400	(312)	224	(88)	167	0
Pay (6)	6-Month EUR-EURIBOR	2.036	02/03/2037		54,700	0	(329)	(329)	0	(528)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		30,000	106	(882)	(776)	0	(813)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	3,100	(53)	(59)	(112)	3	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		38,400	(1,505)	(1,121)	(2,626)	173	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		42,500	(573)	(126)	(699)	537	0
Receive (6)	6-Month GBP-LIBOR	2.040	02/01/2037		9,300	3	(109)	(106)	107	0
Receive (6)	6-Month GBP-LIBOR	2.043	02/01/2037		39,400	0	(461)	(461)	452	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		6,700	(410)	137	(273)	220	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,980,000	768	845	1,613	185	0
Pay	CPTFEMU	0.740	01/15/2020	EUR	6,900	(64)	86	22	5	0

						$(5,706)	$15,032	$9,326	$4,075	$(1,562)

Total Swap Agreements						$(5,372)	$15,343	$9,971	$4,079	$(1,571)

(g)	Securities with an aggregate market value of $52,194 and cash of $16,760 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	AUD	139,286		$103,643	$0	$(3,412)
BOA	07/2017	DKK	21,968		3,212	0	(162)
	07/2017	EUR	838,051		941,969	0	(15,210)
	07/2017	ILS	22,541		6,223	0	(239)
	07/2017		$49,163	DKK	324,846	734	0
	08/2017	AUD	4,205		$3,231	0	0
	08/2017	CHF	82,485		86,175	4	0
	08/2017	EUR	4,129		4,722	0	0
	08/2017	JPY	2,473,583		22,017	0	(1)
	08/2017		$1,519	CHF	1,454	0	0
	08/2017		7,027	GBP	5,390	0	0
	08/2017		108	NOK	901	0	0
	08/2017		31	NZD	42	0	0
	08/2017		515	SEK	4,332	0	0
	09/2017	HKD	18,233		$2,340	0	0
	09/2017	SGD	3,966		2,884	0	0
	10/2017	DKK	324,846		49,417	0	(730)
	10/2017	ILS	21,984		6,311	0	(14)
	10/2017		$319	DKK	2,066	0	0
	04/2018	DKK	2,920		$430	0	(25)
BPS	07/2017	GBP	388,763		500,417	0	(5,927)
	07/2017		$681,626	JPY	76,308,077	0	(3,182)
	08/2017	JPY	76,308,077		$682,428	3,188	0
BRC	07/2017	CHF	5,709		5,907	0	(47)
	08/2017		$59,776	EUR	52,291	34	0
CBK	07/2017	AUD	135,821		$101,187	0	(3,205)
	07/2017	CHF	22,186		22,812	0	(325)
	07/2017	NOK	145,244		17,204	0	(193)
	07/2017		$12,987	NOK	108,747	38	0
	08/2017	NOK	108,747		$12,995	0	(38)
DUB	07/2017	BRL	59,506		18,629	667	0
	07/2017	CHF	56,231		58,730	89	0
	07/2017		$17,987	BRL	59,506	0	(26)
FBF	07/2017	CHF	161,242		$165,479	0	(2,675)
	07/2017		$136,508	CHF	130,693	0	(214)
	08/2017	CHF	130,693		$136,750	217	0
GLM	07/2017	CAD	2,827		2,096	0	(84)
	07/2017	DKK	272,697		39,727	0	(2,160)
	07/2017	EUR	6,896		7,757	0	(119)
	07/2017	JPY	69,282,667		625,757	9,774	0
	07/2017		$1,144	EUR	1,023	25	0
	08/2017	MXN	103,900		$5,379	0	(316)
	08/2017	NOK	36,497		4,359	0	(15)
	08/2017		$15,196	AUD	19,786	6	0
	08/2017	ZAR	6,060		$449	0	(12)
	10/2017	RUB	1,081,802		18,457	519	0
HUS	07/2017	DKK	26,844		3,973	0	(150)
	08/2017		$3,043	GBP	2,341	9	0
	09/2017		14,924	RUB	863,580	0	(516)
	01/2021	BRL	3,010		$464	0	(260)
IND	07/2017		$84,819	SEK	720,714	729	0
	08/2017	SEK	720,713		$84,953	0	(728)
JPM	07/2017	NZD	11,906		8,602	0	(123)
	07/2017		$2,157	CAD	2,827	23	0
	07/2017		8,894	CHF	8,562	35	0
	07/2017		59,690	EUR	52,291	34	0
	08/2017	CAD	2,827		$2,158	0	(23)
	08/2017	NZD	24,694		18,090	5	(3)
	08/2017		$6,760	EUR	5,920	11	0
	08/2017		5,957	JPY	666,100	0	(28)
	09/2017	KRW	823,513		$729	10	0
MSB	07/2017	JPY	7,025,409		63,389	927	0
	07/2017	NZD	19,655	AUD	18,716	0	(18)
NAB	07/2017		$200,516		261,566	523	0
	08/2017	AUD	261,566		$200,449	0	(517)
NGF	07/2017	BRL	59,506		17,987	26	0
	07/2017		$17,779	BRL	59,506	183	0
	08/2017	BRL	59,506		$17,674	0	(182)
RBC	07/2017	DKK	3,337		480	0	(32)
	07/2017	GBP	15,247		19,659	0	(199)
	07/2017		$10,057	AUD	13,541	350	0
	07/2017		86,873	CHF	83,424	127	0
	07/2017		556,307	GBP	428,423	1,692	0
	08/2017	CHF	83,424		$87,028	0	(123)
	08/2017	GBP	428,423		556,799	0	(1,696)
SCX	07/2017		24,413		31,062	0	(735)
	07/2017		$291	ILS	1,050	10	0
	09/2017	SGD	130,521		$94,591	0	(323)
SOG	07/2017	ILS	492		135	0	(6)
	07/2017	SEK	720,713		82,637	0	(2,911)
	08/2017	MXN	294,475		15,232	0	(906)
TOR	07/2017		$964,564	EUR	843,924	38	(715)
	08/2017	EUR	841,061		$962,737	743	0
UAG	07/2017	CHF	59,796		61,389	0	(969)
	09/2017	HKD	710,839		91,360	127	0

Total Forward Foreign Currency Contracts						$20,897	$(49,494)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	18,421	$584	$1,361
	Put - OTC USD versus MXN		19.000	01/05/2018		$24,076	226	1,082
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	5,732	196	423

							$1,006	$2,866

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$19,800	$2,269	$952
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		19,800	2,269	2,388
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	17,800	468	478
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$18,400	936	647
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	12,700	336	385
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$110,800	4,147	3,274
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		110,800	4,147	4,845
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		36,700	1,899	1,290
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	19,200	513	559
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$977,200	460	8
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		151,100	858	420
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,100	2,745	2,028
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		40,200	4,630	2,163
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		40,200	4,630	4,678
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		300,300	173	2

								$30,480	$24,117

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$631,100	$568	$87
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	2,460,100	1,599	1,139
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	535,700	54	1

						$2,221	$1,227

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$24,100	$676	$589
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	3,600	314	305

					$990	$894

Total Purchased Options					$34,697	$29,104

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	18,421	$(592)	$(43)
	Put - OTC USD versus MXN		18.000	01/05/2018		$48,152	(194)	(844)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	5,732	(196)	(13)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$5,017	(267)	(2)

							$(1,249)	$(902)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$92,200	$(959)	$(707)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	183,900	(1,958)	(1,409)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	285,400	(3,021)	(2,293)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	32,500	(858)	(451)

							$(6,796)	$(4,860)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$1,262,200	$(656)	$(29)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	2,460,100	(246)	(269)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	535,700	0	0

						$(902)	$(298)

Total Written Options						$(8,947)	$(6,060)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$400	$54	$(8)	$46	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	400	53	(7)	46	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	4,800	665	(108)	557	0

					$772	$(123)	$649	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	52,400	$(4)	$(309)	$0	$(313)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	NDDUEAFE Index	9,892	3-Month USD-LIBOR plus a specified spread	11/08/2017	$54,420	$0	$405	$405	$0
	Receive	NDDUEAFE Index	41,359	3-Month USD-LIBOR plus a specified spread	02/14/2018	227,532	0	1,674	1,674	0
	Receive	NDDUEAFE Index	72,040	3-Month USD-LIBOR plus a specified spread	03/21/2018	370,036	0	29,347	29,347	0
CBK	Receive	NDDUEAFE Index	48,660	3-Month USD-LIBOR less a specified spread	07/13/2017	223,587	0	46,418	46,418	0
DUB	Receive	NDDUEAFE Index	66,398	3-Month USD-LIBOR plus a specified spread	07/25/2018	368,248	0	225	225	0
FBF	Receive	NDDUEAFE Index	72,427	3-Month USD-LIBOR plus a specified spread	07/11/2018	405,945	0	(4,218)	0	(4,218)
JPM	Receive	NDDUEAFE Index	50,760	3-Month USD-LIBOR plus a specified spread	02/14/2018	252,500	0	28,644	28,644	0
	Receive	NDDUEAFE Index	96,505	3-Month USD-LIBOR plus a specified spread	02/22/2018	530,913	0	3,931	3,931	0
ULO	Receive	NDDUEAFE Index	16,132	3-Month USD-LIBOR plus a specified spread	03/07/2018	82,861	0	6,573	6,573	0

							$0	$112,999	$117,217	$(4,218)

Total Swap Agreements							$768	$112,567	$117,866	$(4,531)

(i)	Securities with an aggregate market value of $29,599 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,786	$0	$1,786
Corporate Bonds & Notes
Banking & Finance	0	160,502	0	160,502
Industrials	0	30,785	0	30,785
Utilities	0	21,469	0	21,469
Municipal Bonds & Notes
California	0	3,165	0	3,165
Illinois	0	5,802	0	5,802
Pennsylvania	0	125	0	125
Texas	0	2,990	0	2,990
U.S. Government Agencies	0	340,344	0	340,344
U.S. Treasury Obligations	0	1,408,977	0	1,408,977
Non-Agency Mortgage-Backed Securities	0	151,683	0	151,683
Asset-Backed Securities	0	346,192	0	346,192
Sovereign Issues	0	45,926	0	45,926
Short-Term Instruments
Certificates of Deposit	0	64,614	0	64,614
Commercial Paper	0	8,338	0	8,338
Argentina Treasury Bills	0	3,169	0	3,169
U.S. Treasury Bills	0	3,761	0	3,761
	$0	$2,599,628	$0	$2,599,628

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$536,827	$0	$0	$536,827

Total Investments	$536,827	$2,599,628	$0	$3,136,455

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(270,879)	0	(270,879)
U.S. Treasury Obligations	0	(7,328)	0	(7,328)
	$0	$(278,207)	$0	$(278,207)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,316	4,095	0	7,411
Over the counter	0	167,867	0	167,867
	$3,316	$171,962	$0	$175,278

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,796)	(3,075)	0	(4,871)
Over the counter	0	(60,085)	0	(60,085)

	$(1,796)	$(63,160)	$0	$(64,956)

Total Financial Derivative Instruments	$1,520	$108,802	$0	$110,322

Totals	$538,347	$2,430,223	$0	$2,968,570

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (Unhedged)

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 66.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
BMC Foreign Holding Co.
5.296% due 09/10/2022		$5,040	$5,075
Charter Communications Operating LLC
3.230% due 07/01/2020		5,367	5,387
3.480% due 01/15/2024		790	794
Energy Future Intermediate Holding Co. LLC
4.295% due 06/30/2017		950	952
Klockner-Pentaplast of America, Inc.
TBD% due 06/13/2024		2,500	2,480

Total Loan Participations and Assignments (Cost $14,508)			14,688

CORPORATE BONDS & NOTES 7.7%
BANKING & FINANCE 5.7%
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	2,006
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	600	711
Bank of America Corp.
2.169% due 04/01/2019		$1,500	1,514
2.650% due 04/01/2019		6,700	6,784
5.650% due 05/01/2018		1,200	1,238
6.875% due 04/25/2018		7,300	7,598
Barclays Bank PLC
10.179% due 06/12/2021		8,600	10,779
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	2,400	3,015
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,100	2,112
BPCE S.A.
2.500% due 07/15/2019		8,054	8,133
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,227
Deutsche Bank AG
4.250% due 10/14/2021		5,700	5,974
Ford Motor Credit Co. LLC
1.739% due 09/08/2017		2,400	2,401
General Motors Financial Co., Inc.
2.400% due 04/10/2018		8,800	8,835
2.569% due 10/04/2019		3,600	3,641
Goldman Sachs Group, Inc.
2.352% due 11/15/2021		1,900	1,919
HSBC Holdings PLC
2.799% due 01/05/2022		1,200	1,235
3.400% due 03/08/2021		1,400	1,439
4.300% due 03/08/2026		1,000	1,065
HSBC USA, Inc.
1.949% due 08/07/2018		700	703
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		200	273
Morgan Stanley
2.436% due 04/25/2018		1,100	1,110
Navient Corp.
5.500% due 01/15/2019		1,800	1,879
RCI Banque S.A.
3.500% due 04/03/2018		3,800	3,845
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		4,700	5,346
7.500% due 08/10/2020 (e)		200	207
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	490	663
UBS AG
7.625% due 08/17/2022		$1,650	1,941
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		300	307
4.125% due 09/24/2025		400	420
Wells Fargo & Co.
1.613% due 04/22/2019		3,800	3,818
2.600% due 07/22/2020		200	203

Weyerhaeuser Co.
7.375% due 10/01/2019	1,500	1,665

		95,006

INDUSTRIALS 1.2%
AbbVie, Inc.
1.800% due 05/14/2018	500	501
3.600% due 05/14/2025	200	204
4.500% due 05/14/2035	100	106
4.700% due 05/14/2045	100	107
Allergan Funding SCS
2.483% due 03/12/2020	100	102
3.450% due 03/15/2022	1,000	1,032
Asciano Finance Ltd.
5.000% due 04/07/2018	500	509
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	300	329
Charter Communications Operating LLC
4.464% due 07/23/2022	300	320
4.908% due 07/23/2025	600	649
6.384% due 10/23/2035	100	119
6.484% due 10/23/2045	200	241
CVS Health Corp.
3.500% due 07/20/2022	100	104
3.875% due 07/20/2025	620	646
Enbridge, Inc.
1.946% due 06/15/2020	1,300	1,300
Forest Laboratories LLC
4.875% due 02/15/2021	140	151
HCA, Inc.
3.750% due 03/15/2019	3,900	3,988
6.500% due 02/15/2020	2,600	2,844
Kraft Heinz Foods Co.
2.000% due 07/02/2018	100	100
3.500% due 07/15/2022	100	103
3.950% due 07/15/2025	100	103
5.000% due 07/15/2035	100	109
5.200% due 07/15/2045	100	109
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017	1,000	1,000
QUALCOMM, Inc.
4.800% due 05/20/2045	300	330
Rogers Communications, Inc.
6.800% due 08/15/2018	1,500	1,583
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	710	707
2.400% due 09/23/2021	820	811
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	1,400	1,403

		19,610

UTILITIES 0.8%
AT&T, Inc.
1.808% due 01/15/2020	1,800	1,810
2.023% due 07/15/2021	4,900	4,954
4.500% due 05/15/2035	100	99
Majapahit Holding BV
7.750% due 01/20/2020	200	224
Petrobras Global Finance BV
5.375% due 01/27/2021	100	102
8.375% due 05/23/2021	2,200	2,468
Verizon Communications, Inc.
2.992% due 09/14/2018	3,200	3,258
4.500% due 09/15/2020	300	321

		13,236

Total Corporate Bonds & Notes ($124,368)		127,852

MUNICIPAL BONDS & NOTES 0.4%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,117

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	152
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,185
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,663

University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	213

		4,213

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	127
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	413
7.750% due 01/01/2042	600	612

		1,152

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	124

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	107

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	135

Total Municipal Bonds & Notes (Cost $5,742)		6,848

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
1.566% due 07/25/2037	17	17
1.596% due 07/25/2037	21	21
1.616% due 09/25/2035	45	46
1.626% due 09/25/2035	74	74
1.936% due 06/25/2037	122	123
1.946% due 06/25/2040	157	159
2.310% due 08/01/2022	100	101
4.000% due 07/01/2018 - 04/25/2042	4,007	4,300
4.500% due 07/01/2018 - 10/01/2041	3,376	3,635
5.000% due 01/01/2028 - 09/01/2041	3,726	4,083
5.500% due 02/01/2018 - 09/01/2041	6,156	6,864
6.000% due 07/01/2036 - 05/01/2041	1,804	2,047
6.500% due 10/01/2035	39	44
FDIC Structured Sale Guaranteed Bonds
1.551% due 11/29/2037	252	251
Freddie Mac
1.729% due 06/15/2041	630	635
1.859% due 08/15/2037	100	102
1.869% due 10/15/2037	18	18
1.879% due 05/15/2037 - 09/15/2037	123	125
4.000% due 07/15/2042	1,942	2,150
5.000% due 03/01/2038	1,693	1,854
5.500% due 07/01/2028 - 07/01/2038	377	419
Ginnie Mae
1.510% due 11/20/2062	3,835	3,849
3.500% due 01/15/2042 - 06/15/2045	5,112	5,303
5.000% due 08/15/2038 - 05/15/2039	517	567
6.000% due 08/15/2037	112	128
Small Business Administration
4.430% due 05/01/2029	115	123
5.290% due 12/01/2027	21	22
6.220% due 12/01/2028	22	24

Total U.S. Government Agencies (Cost $36,329)		37,084

U.S. TREASURY OBLIGATIONS 32.9%
U.S. Treasury Bonds
4.250% due 05/15/2039	1,100	1,380
4.375% due 11/15/2039	10,000	12,762
4.500% due 08/15/2039	6,800	8,821
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022	6,158	6,152
0.125% due 07/15/2022	26,158	26,136
0.125% due 01/15/2023	2,860	2,835
0.125% due 07/15/2024	4,119	4,048
0.250% due 01/15/2025	1,549	1,522
0.375% due 07/15/2023 (h)	12,504	12,591
0.375% due 01/15/2027	64,585	63,458
0.625% due 01/15/2026	1,750	1,761
1.750% due 01/15/2028	3,735	4,166
2.000% due 01/15/2026	9,240	10,360
2.375% due 01/15/2025	19,848	22,619
2.500% due 01/15/2029	11,276	13,568
3.625% due 04/15/2028	302	395

U.S. Treasury Notes
1.375% due 09/30/2020 (h)(j)		14,900	14,791
1.375% due 10/31/2020 (h)		8,100	8,035
1.500% due 08/15/2026		22,300	20,864
1.750% due 12/31/2020 (h)		24,400	24,471
1.875% due 08/31/2022		133,200	132,940
1.875% due 10/31/2022		44,900	44,742
2.000% due 11/30/2020 (h)(j)		4,100	4,148
2.000% due 07/31/2022		16,600	16,675
2.000% due 08/15/2025		15,300	15,040
2.000% due 11/15/2026		21,000	20,482
2.125% due 08/31/2020 (h)		12,400	12,600
2.125% due 05/15/2025		18,200	18,087
2.250% due 11/15/2025 (j)		200	200
2.375% due 08/15/2024 (h)		22,900	23,247

Total U.S. Treasury Obligations (Cost $552,669)			548,896

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
BCAP LLC Trust
3.404% due 03/27/2037		1,365	1,004
Bear Stearns ALT-A Trust
1.376% due 02/25/2034		90	84
1.386% due 04/25/2037		2,251	1,987
1.536% due 06/25/2046 ^		3,319	2,940
3.243% due 11/25/2035 ^		15,349	14,011
ChaseFlex Trust
1.516% due 07/25/2037		1,166	955
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.567% due 07/25/2036		1,800	1,659
Citigroup Mortgage Loan Trust, Inc.
3.396% due 06/25/2036 ^		289	265
Countrywide Alternative Loan Trust
1.376% due 02/25/2047		80	75
1.396% due 05/25/2047		530	498
1.566% due 05/25/2037 ^		4,991	2,748
1.732% due 02/25/2036		51	47
6.000% due 12/25/2034		6,979	6,905
Countrywide Home Loan Mortgage Pass-Through Trust
3.123% due 11/25/2034		26	26
3.348% due 02/20/2035		29	29
Credit Suisse Mortgage Capital Certificates
3.336% due 02/27/2037		1,665	1,690
Deutsche ALT-A Securities, Inc.
1.366% due 03/25/2037 ^		3,312	2,842
Eddystone Finance PLC
0.862% due 04/19/2021	GBP	1,109	1,444
First Horizon Mortgage Pass-Through Trust
2.939% due 11/25/2037 ^		$2,340	2,116
GSR Mortgage Loan Trust
3.152% due 11/25/2035		9	9
3.209% due 09/25/2035		388	399
6.000% due 03/25/2037 ^		13	13
6.250% due 10/25/2036 ^		1,312	1,296
IndyMac Mortgage Loan Trust
1.416% due 11/25/2046		6,821	6,123
1.486% due 10/25/2036		1,345	904
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.609% due 01/15/2033		2,237	2,243
JPMorgan Mortgage Trust
3.370% due 08/25/2034		143	144
3.505% due 02/25/2035		3	3
3.576% due 07/25/2035		3,033	3,067
5.750% due 01/25/2036 ^		10	8
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036		12	11
1.466% due 11/25/2035		13	13
3.460% due 09/25/2035 ^		273	248
Morgan Stanley Mortgage Loan Trust
1.496% due 01/25/2036		3,094	2,277
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		15	12
Residential Accredit Loans, Inc. Trust
1.386% due 01/25/2037		3,109	2,487
1.401% due 08/25/2036		920	814
2.092% due 09/25/2045		89	78
5.500% due 01/25/2035		1,540	1,545
6.000% due 03/25/2037 ^		8,616	7,644
Structured Adjustable Rate Mortgage Loan Trust
1.366% due 02/25/2037		1,987	1,573
Structured Asset Mortgage Investments Trust
1.346% due 03/25/2037		59	44
1.459% due 07/19/2035		16	16
Wachovia Mortgage Loan Trust LLC
3.249% due 10/20/2035		1,157	1,029

WaMu Mortgage Pass-Through Certificates Trust
1.462% due 01/25/2047		60	57
1.652% due 09/25/2046		9,155	8,128
1.732% due 02/25/2046		184	180
1.932% due 11/25/2042		116	110
2.887% due 08/25/2046 ^		4,814	4,436
Wells Fargo Mortgage-Backed Securities Trust
3.010% due 11/25/2034		268	270
3.098% due 01/25/2035		14	14
3.246% due 07/25/2036 ^		886	860

Total Non-Agency Mortgage-Backed Securities (Cost $82,699)			87,380

ASSET-BACKED SECURITIES 9.0%
ACE Securities Corp. Home Equity Loan Trust
1.356% due 07/25/2036		2,470	1,809
4.216% due 08/25/2040 ^		3,142	2,818
Argent Securities Trust
1.376% due 05/25/2036		16,165	5,682
Asset-Backed Securities Corp. Home Equity Loan Trust
2.176% due 07/25/2035		300	293
Bear Stearns Asset-Backed Securities Trust
1.376% due 08/25/2036		1,391	1,427
BNC Mortgage Loan Trust
1.316% due 05/25/2037		8	8
CIT Mortgage Loan Trust
2.566% due 10/25/2037		4,392	4,370
Citigroup Mortgage Loan Trust, Inc.
1.376% due 09/25/2036		7,640	5,798
1.796% due 07/25/2035		1,000	990
Countrywide Asset-Backed Certificates
1.376% due 01/25/2046		4,485	4,312
1.416% due 09/25/2047		3,764	2,815
1.456% due 03/25/2036		903	745
1.506% due 01/25/2037		19,000	15,357
1.656% due 04/25/2036		5,500	5,362
1.926% due 07/25/2035		2,800	2,589
2.251% due 12/25/2035		3,500	3,047
4.856% due 10/25/2046 ^		7,146	6,742
Countrywide Asset-Backed Certificates Trust
1.696% due 05/25/2036		7,000	6,190
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		2,033	2,040
Ellington Loan Acquisition Trust
2.266% due 05/25/2037		3,949	3,620
First Franklin Mortgage Loan Trust
1.706% due 09/25/2035		467	468
GSAMP Trust
1.286% due 12/25/2036		23	13
Hillmark Funding Ltd.
1.422% due 05/21/2021		20	20
HSI Asset Securitization Corp. Trust
1.356% due 01/25/2037		2,692	1,988
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025		1,200	1,208
MASTR Asset-Backed Securities Trust
1.266% due 01/25/2037		27	10
Merrill Lynch Mortgage Investors Trust
1.366% due 08/25/2037		7,990	5,100
Morgan Stanley ABS Capital, Inc. Trust
1.346% due 01/25/2037		13,840	8,073
1.431% due 03/25/2037		9,729	4,860
NovaStar Mortgage Funding Trust
1.466% due 09/25/2036		7,378	4,358
Option One Mortgage Loan Trust
1.576% due 01/25/2036		3,700	3,078
Residential Asset Securities Corp. Trust
1.696% due 01/25/2036		10,000	8,414
SG Mortgage Securities Trust
1.396% due 02/25/2036		10,516	6,377
SLM Private Education Loan Trust
4.409% due 05/16/2044		150	155
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	371	423
Soundview Home Loan Trust
1.296% due 06/25/2037		$14	9
1.326% due 02/25/2037		8,220	3,222
1.426% due 06/25/2037		3,908	2,660
Structured Asset Securities Corp. Mortgage Loan Trust
1.426% due 02/25/2037		5,089	4,598
1.446% due 05/25/2047		6,800	6,361
Venture CDO Ltd.
1.373% due 07/22/2021		44	44
VOLT LLC
3.250% due 04/25/2059		4,000	4,006
3.375% due 05/28/2047		4,641	4,651

Wells Fargo Home Equity Asset-Backed Securities Trust
1.716% due 12/25/2035		3,186	2,783
1.806% due 11/25/2035		1,000	1,002

Total Asset-Backed Securities (Cost $141,544)			149,895

SOVEREIGN ISSUES 1.2%
Brazil Government International Bond
5.625% due 02/21/2047		2,300	2,202
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	4,200	4,054
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)		16,485	5,196
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,311
Korea Development Bank
3.500% due 08/22/2017		300	301
Qatar Government International Bond
5.250% due 01/20/2020		1,600	1,702
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	390,000	3,455
Saudi Government International Bond
2.375% due 10/26/2021		$200	197

Total Sovereign Issues (Cost $20,191)			19,418

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

SHORT-TERM INSTRUMENTS 6.9%
CERTIFICATES OF DEPOSIT 1.9%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$200	200
Barclays Bank PLC
1.949% due 11/06/2017		4,400	4,410
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		1,600	1,602
Natixis S.A.
1.979% due 09/25/2017		7,600	7,612
Norinchukin Bank
1.871% due 10/11/2017		8,000	8,016
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017		2,300	2,303
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		5,300	5,308
2.012% due 10/06/2017		1,500	1,503

			30,954

COMMERCIAL PAPER 0.9%
Credit Suisse AG
1.470% due 07/03/2017		300	300
Deutsche Telekom AG
1.300% due 07/05/2017		6,900	6,898
1.420% due 07/31/2017		800	799
Engie
1.590% due 10/04/2017		1,300	1,296
ENI Finance USA, Inc.
1.750% due 10/02/2017		300	299
Marriott International
1.500% due 07/24/2017		1,900	1,898
Mondelez International, Inc.
1.370% due 07/12/2017		2,200	2,199
Natixis NY
1.400% due 07/03/2017		300	300
Standard Chartered Bank
1.430% due 07/03/2017		300	300

TransCanada American, Inc.
1.450% due 07/12/2017	800	800

		15,089

REPURCHASE AGREEMENTS (f) 4.0%		66,400

ARGENTINA TREASURY BILLS 0.1%
2.765% due 07/14/2017 - 02/09/2018 (b)(c)	1,800	1,782

Total Short-Term Instruments (Cost $114,171)		114,225

Total Investments in Securities (Cost $1,092,221)		1,106,286

	SHARES
INVESTMENTS IN AFFILIATES 33.7%
SHORT-TERM INSTRUMENTS 33.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.7%
PIMCO Short-Term Floating NAV Portfolio III	47,735,935	471,918
PIMCO Short-Term Floating NAV Portfolio IV	9,041,198	90,466

Total Short-Term Instruments (Cost $562,328)		562,384

Total Investments in Affiliates (Cost $562,328)		562,384

Total Investments 100.1% (Cost $1,654,549)		$1,668,670
Financial Derivative Instruments (g)(i) 6.6% (Cost or Premiums, net $13,887)		110,570
Other Assets and Liabilities, net (6.7)%		(111,881)

Net Assets 100.0%		$1,667,359

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SGY	1.400%	06/30/2017	07/03/2017	$66,400	U.S. Treasury Notes 1.625% due 11/30/2020	$(67,715)	$66,400	$66,408

Total Repurchase Agreements						$(67,715)	$66,400	$66,408

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$3,800	$(3,699)	$(3,707)

Total Short Sales (0.2)%				$(3,699)	$(3,707)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $(11) of accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	171	$(48)	$(135)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	584	(233)	(43)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	413	(241)	(650)

				$(522)	$(828)

Total Written Options				$(522)	$(828)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	13	AUD	1,292	$(20)	$0	$(15)
Euro-Bund 10-Year Bond September Futures	09/2017	88	EUR	16,269	(274)	0	(159)
Mini MSCI EAFE Index September Futures	09/2017	2,303		$217,587	(1,012)	172	0
U.S. Treasury 5-Year Note September Futures	09/2017	1,461		172,158	(476)	0	(251)
U.S. Treasury 30-Year Bond September Futures	09/2017	409		62,858	466	0	(230)
United Kingdom Long Gilt September Futures	09/2017	50	GBP	8,177	(139)	0	(72)

					$(1,455)	$172	$(727)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	08/2017	93	EUR	(4)	$39	$14	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	08/2017	99		(3)	48	7	0
Euro-Bobl September Futures	09/2017	82		(12,335)	98	45	0
Euro-Buxl 30-Year Bond September Futures	09/2017	130		(24,279)	699	514	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	350		(59,355)	405	520	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	08/2017	93		(240)	(176)	0	(131)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	08/2017	99		(306)	(255)	0	(155)
U.S. Treasury 2-Year Note September Futures	09/2017	553		$(119,508)	150	52	0
U.S. Treasury 10-Year Note September Futures	09/2017	880		(110,468)	452	247	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	53		(8,791)	(180)	36	0

					$1,280	$1,435	$(286)

Total Futures Contracts					$(175)	$1,607	$(1,013)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection  (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR 1,500	$(27)	$(10)	$(37)	$2	$0

Credit Default Swaps on Credit Indices - Sell Protection  (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$4,257	$298	$41	$339	$6	$0
CDX.HY-28 5-Year Index	5.000	06/20/2022	2,800	197	1	198	6	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	27,300	446	20	466	5	0

				$941	$62	$1,003	$17	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	5,380	$32	$(21)	$11	$0	$(4)
Pay	1-Year BRL-CDI	9.715	01/04/2021		18,700	0	40	40	0	(13)
Pay	1-Year BRL-CDI	9.730	01/04/2021		12,650	0	25	25	0	(9)
Pay	1-Year BRL-CDI	9.743	01/04/2021		17,400	0	33	33	0	(13)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	8,700	1,043	(36)	1,007	180	0
Pay (5)	3-Month USD-LIBOR	2.200	11/24/2018		$13,200	59	20	79	0	(3)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		147,200	(792)	275	(517)	28	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		124,500	1,259	(394)	865	53	0
Receive (5)	3-Month USD-LIBOR	3.000	11/25/2020		26,600	(154)	(73)	(227)	12	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		31,400	1,313	(254)	1,059	58	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		30,400	(316)	(94)	(410)	61	0
Pay (5)	3-Month USD-LIBOR	2.500	12/15/2023		99,900	(234)	248	14	0	(79)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		10,700	(23)	(61)	(84)	29	0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		1,100	5	(6)	(1)	3	0
Receive (5)	3-Month USD-LIBOR	2.750	12/15/2026		70,500	56	(123)	(67)	46	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		100,610	5,574	(1,156)	4,418	302	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		33,000	2,234	136	2,370	98	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		36,550	(1,415)	(74)	(1,489)	167	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		7,850	121	(23)	98	35	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		5,100	359	(49)	310	21	0
Receive (5)	3-Month USD-LIBOR	2.455	04/17/2048		2,100	0	68	68	10	0
Receive (5)	3-Month USD-LIBOR	2.285	05/25/2048		14,200	1,115	(126)	989	62	0
Receive (5)	3-Month USD-LIBOR	2.465	05/25/2048		3,200	0	99	99	15	0
Receive (5)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	27,400	(555)	398	(157)	297	0
Pay (5)	6-Month EUR-EURIBOR	2.036	02/03/2037		30,600	0	(184)	(184)	0	(295)
Receive (5)	6-Month EUR-EURIBOR	1.500	03/21/2048		16,500	58	(485)	(427)	0	(447)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,100	(179)	(5)	(184)	6	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		20,100	(1,370)	(5)	(1,375)	90	0
Receive (5)	6-Month GBP-LIBOR	1.500	09/20/2027		15,400	(154)	(99)	(253)	198	0
Receive (5)	6-Month GBP-LIBOR	2.040	02/01/2037		5,200	2	(61)	(59)	60	0
Receive (5)	6-Month GBP-LIBOR	2.043	02/01/2037		22,000	0	(258)	(258)	252	0
Receive (5)	6-Month GBP-LIBOR	1.750	03/21/2048		2,400	(133)	35	(98)	78	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,080,000	986	(106)	880	101	0
Pay	CPTFEMU	0.740	01/15/2020	EUR	8,000	49	(23)	26	6	0

						$8,940	$(2,339)	$6,601	$2,268	$(863)

Total Swap Agreements						$9,854	$(2,287)	$7,567	$2,287	$(863)

(h)	Securities with an aggregate market value of $26,280 and cash of $2,100 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	GBP	1,153	$	1,482	$0	$(20)
	08/2017	CHF	30,190		31,541	2	0
BPS	07/2017	BRL	32,981		10,225	270	0
	07/2017	EUR	4,863		5,532	0	(23)
	07/2017	$	9,970	BRL	32,981	0	(14)
	07/2017		14,304	JPY	1,601,369	0	(67)
	08/2017	JPY	1,601,369	$	14,321	67	0
	08/2017	$	5,540	EUR	4,863	22	0
	12/2018	JPY	1,260,000	$	11,483	0	(47)
BRC	08/2017	$	28,308	EUR	24,763	16	0
CBK	07/2017		1,286	JPY	144,643	0	0
	08/2017	JPY	144,643	$	1,288	0	0
	08/2017	$	3,676	AUD	4,793	6	0
	09/2017		6,341	RUB	367,605	0	(208)
	12/2018	JPY	2,140,000	$	19,522	0	(61)
	12/2018	$	30,808	JPY	3,400,000	304	0
DUB	07/2017	CHF	31,054	$	32,434	49	0
	08/2017	NZD	4,338		3,167	0	(9)
GLM	07/2017	CAD	1,578		1,170	0	(47)
	07/2017	EUR	607		684	0	(10)
	07/2017	JPY	1,601,369		14,463	226	0
	10/2017	RUB	455,946		7,779	218	0
HUS	07/2017	EUR	4,267		4,850	0	(23)
	07/2017	GBP	1,631		2,111	0	(13)
	07/2017	JPY	144,643		1,290	4	0
	07/2017	$	893	CHF	864	8	0
	09/2017	SGD	4,230	$	3,063	0	(13)
	01/2021	BRL	1,400		216	0	(121)
JPM	07/2017	NZD	10,855	AUD	10,335	0	(11)
	07/2017	$	1,204	CAD	1,578	13	0
	07/2017		33,138	EUR	29,030	19	0
	08/2017	CAD	1,578	$	1,204	0	(13)
	08/2017	NZD	7,063		5,175	3	0
NGF	07/2017	BRL	32,981		9,970	14	0
	07/2017	$	9,854	BRL	32,981	101	0
	08/2017	BRL	32,981	$	9,796	0	(101)
SCX	07/2017	GBP	12,545		15,961	0	(378)
	08/2017	$	5,177	AUD	6,742	2	0
	09/2017	SGD	44,064	$	31,934	0	(109)
SOG	08/2017	MXN	197,852		10,234	0	(609)
UAG	07/2017	$	6,153	EUR	5,470	95	0
	07/2017		17,555	GBP	13,698	286	0
	08/2017	GBP	13,698	$	17,571	0	(286)
	09/2017	HKD	4,528		582	1	0

Total Forward Foreign Currency Contracts						$1,726	$(2,183)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	9,795	$310	$724
	Put - OTC USD versus MXN		19.000	01/05/2018		$12,705	119	571
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	3,063	105	226

							$534	$1,521

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$11,200	$1,283	$538
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		11,200	1,283	1,351
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	9,700	255	261
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$8,600	438	302
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,000	186	212
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$60,700	2,272	1,794
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		60,700	2,272	2,654
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		17,200	890	605
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,600	283	309
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$536,200	252	4
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		82,800	470	230
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		21,350	1,027	758
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		18,800	2,165	1,012
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		18,800	2,165	2,188
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		161,100	93	1

								$15,334	$12,219

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$344,300	$293	$48
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	1,363,200	886	631
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	291,500	29	0

						$1,208	$679

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$13,300	$373	$325
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	1,900	166	161

					$539	$486

Total Purchased Options					$17,615	$14,905

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	9,795	$(314)	$(23)
	Put - OTC USD versus MXN		18.000	01/05/2018		$25,410	(102)	(445)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	3,063	(105)	(7)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$2,455	(131)	(1)

							$(652)	$(476)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$43,300	$(450)	$(332)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	86,300	(919)	(661)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	106,700	(1,130)	(857)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,800	(470)	(247)

							$(2,969)	$(2,097)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$688,600	$(296)	$(16)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	1,363,200	(136)	(149)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	291,500	0	0

						$(432)	$(165)

Total Written Options						$(4,092)	$(2,738)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$303	$(62)	$36	$0	$(26)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	81	(12)	69	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(10)	70	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	5,700	789	(128)	661	0
	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	96	0	0	0	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	1	1	0

					$888	$(113)	$801	$(26)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	19,400	$(2)	$(114)	$0	$(116)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	NDDUEAFE Index	28,497	3-Month USD-LIBOR plus a specified spread	11/08/2017	$156,773	$0	$1,167	$1,167	$0
	Receive	NDDUEAFE Index	18,700	3-Month USD-LIBOR plus a specified spread	02/14/2018	102,876	0	757	757	0
	Receive	NDDUEAFE Index	43,380	3-Month USD-LIBOR plus a specified spread	03/21/2018	222,758	0	17,664	17,664	0
CBK	Receive	NDDUEAFE Index	8,884	3-Month USD-LIBOR less a specified spread	07/13/2017	40,821	0	8,474	8,474	0
	Receive	NDDUEAFE Index	11,208	3-Month USD-LIBOR plus a specified spread	05/09/2018	61,093	0	1,021	1,021	0
DUB	Receive	NDDUEAFE Index	10,884	3-Month USD-LIBOR plus a specified spread	10/12/2017	56,934	0	3,314	3,314	0
	Receive	NDDUEAFE Index	74,032	3-Month USD-LIBOR plus a specified spread	11/29/2017	350,875	0	59,499	59,499	0
	Receive	NDDUEAFE Index	11,922	3-Month USD-LIBOR plus a specified spread	07/25/2018	66,798	0	(619)	0	(619)
JPM	Receive	NDDUEAFE Index	43,633	3-Month USD-LIBOR plus a specified spread	02/22/2018	240,043	0	1,777	1,777	0
ULO	Receive	NDDUEAFE Index	9,715	3-Month USD-LIBOR plus a specified spread	03/07/2018	49,886	0	3,957	3,957	0

							$0	$97,011	$97,630	$(619)

Total Swap Agreements							$886	$96,784	$98,431	$(761)

(j)	Securities with an aggregate market value of $1,172 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,208	$2,480	$14,688
Corporate Bonds & Notes
Banking & Finance	0	95,006	0	95,006
Industrials	0	19,610	0	19,610
Utilities	0	13,236	0	13,236
Municipal Bonds & Notes
Arizona	0	1,117	0	1,117
California	0	4,213	0	4,213
Illinois	0	1,152	0	1,152
Nebraska	0	124	0	124
North Carolina	0	107	0	107
Tennessee	0	135	0	135
U.S. Government Agencies	0	37,084	0	37,084
U.S. Treasury Obligations	0	548,896	0	548,896
Non-Agency Mortgage-Backed Securities	0	87,380	0	87,380
Asset-Backed Securities	0	149,895	0	149,895
Sovereign Issues	0	19,418	0	19,418
Short-Term Instruments
Certificates of Deposit	0	30,954	0	30,954
Commercial Paper	0	15,089	0	15,089
Repurchase Agreements	0	66,400	0	66,400
Argentina Treasury Bills	0	1,782	0	1,782
	$0	$1,103,806	$2,480	$1,106,286

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$562,384	$0	$0	$562,384

Total Investments	$562,384	$1,103,806	$2,480	$1,668,670

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,707)	$0	$(3,707)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,607	2,287	0	3,894
Over the counter	0	115,062	0	115,062
	$1,607	$117,349	$0	$118,956

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,013)	(1,691)	0	(2,704)
Over the counter	0	(5,682)	0	(5,682)

	$(1,013)	$(7,373)	$0	$(8,386)

Total Financial Derivative Instruments	$594	$109,976	$0	$110,570

Totals	$562,978	$1,210,075	$2,480	$1,775,533

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
CenturyLink, Inc.
1.375% due 01/31/2025		$2,200	$2,179
Endo Luxembourg Finance Co. SARL
5.500% due 04/29/2024		1,000	1,010
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018		1,700	1,707
Petrobras Netherlands BV
3.257% - 3.281% due 05/10/2022		1,100	1,077

Total Loan Participations and Assignments (Cost $5,962)			5,973

CORPORATE BONDS & NOTES 50.7%
BANKING & FINANCE 15.2%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		200	212
Ally Financial, Inc.
3.600% due 05/21/2018		1,200	1,216
American International Group, Inc.
3.900% due 04/01/2026		1,600	1,640
4.500% due 07/16/2044		3,000	3,067
American Tower Corp.
3.125% due 01/15/2027		1,800	1,731
Aviation Loan Trust
3.356% due 12/15/2022		931	871
Banco do Brasil S.A.
6.000% due 01/22/2020		1,300	1,378
Bank of America Corp.
4.100% due 07/24/2023		300	318
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021		1,800	1,819
Barclays Bank PLC
7.625% due 11/21/2022		2,500	2,864
10.179% due 06/12/2021		740	928
Barclays PLC
7.875% due 09/15/2022 (f)	GBP	700	986
8.000% due 12/15/2020 (f)	EUR	200	251
8.250% due 12/15/2018 (f)		$1,500	1,594
Bear Stearns Cos. LLC
7.250% due 02/01/2018		700	722
Blackstone CQP Holdco LP
6.500% due 03/20/2021		900	905
BNP Paribas S.A.
7.625% due 03/30/2021 (f)		800	882
BPCE S.A.
4.500% due 03/15/2025		900	927
4.625% due 07/11/2024		1,200	1,246
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,254
Citigroup, Inc.
6.625% due 06/15/2032		600	752
8.125% due 07/15/2039		780	1,203
Cooperatieve Rabobank UA
3.750% due 07/21/2026		1,000	1,002
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		800	899
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		1,400	1,445
Crown Castle International Corp.
4.000% due 03/01/2027		200	206
Deutsche Bank AG
4.250% due 10/14/2021		3,000	3,144
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	2,980
FMR LLC
4.950% due 02/01/2033		2,000	2,234
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		4,086	4,460
Goldman Sachs Group, Inc.
2.922% due 10/28/2027		1,500	1,561
3.691% due 06/05/2028		1,600	1,609
3.850% due 07/08/2024		1,400	1,455
5.375% due 05/10/2020 (f)		1,300	1,368
HBOS PLC
6.750% due 05/21/2018		1,900	1,977

HSBC Holdings PLC
6.375% due 09/17/2024 (f)		900	945
6.500% due 09/15/2037		1,500	1,948
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,160
International Lease Finance Corp.
6.250% due 05/15/2019		1,500	1,610
Jefferies Finance LLC
7.500% due 04/15/2021		1,300	1,355
JPMorgan Chase & Co.
2.950% due 10/01/2026		1,000	966
5.000% due 07/01/2019 (f)		2,400	2,463
Kimco Realty Corp.
2.800% due 10/01/2026		1,600	1,479
Lloyds Banking Group PLC
7.000% due 06/27/2019 (f)	GBP	800	1,083
MetLife, Inc.
10.750% due 08/01/2069		$2,000	3,335
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,540
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,586
Navient Corp.
5.500% due 01/15/2019		700	731
5.625% due 08/01/2033		1,000	840
Old Republic International Corp.
3.875% due 08/26/2026		300	300
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,964
Principal Life Global Funding
2.250% due 10/15/2018		600	604
Progressive Corp.
3.700% due 01/26/2045		1,400	1,367
Prudential Financial, Inc.
4.600% due 05/15/2044		1,500	1,648
Rio Oil Finance Trust
9.250% due 07/06/2024		521	532
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (f)		1,900	2,351
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (f)	GBP	200	274
Spirit Realty LP
4.450% due 09/15/2026		$1,500	1,428
Springleaf Finance Corp.
5.250% due 12/15/2019		1,800	1,877
SURA Asset Management S.A.
4.375% due 04/11/2027		1,300	1,316
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	1,236
U.S. Bancorp
5.300% due 04/15/2027 (f)		200	213
Wells Fargo & Co.
3.300% due 09/09/2024		2,000	2,031
3.900% due 05/01/2045		700	703
4.400% due 06/14/2046		1,400	1,423
4.900% due 11/17/2045		700	766
5.606% due 01/15/2044		200	239
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	939
6.600% due 01/15/2038		400	547
Weyerhaeuser Co.
7.375% due 03/15/2032		1,200	1,657
WP Carey, Inc.
4.000% due 02/01/2025		1,600	1,605

			99,167

INDUSTRIALS 24.4%
21st Century Fox America, Inc.
6.150% due 02/15/2041		2,500	3,170
AbbVie, Inc.
4.400% due 11/06/2042		3,100	3,192
Activision Blizzard, Inc.
6.125% due 09/15/2023		1,500	1,619
Allergan Funding SCS
3.800% due 03/15/2025		800	829
American Airlines Pass-Through Trust
3.000% due 04/15/2030		700	688
3.650% due 12/15/2029		487	497
4.375% due 04/01/2024		623	638
Amgen, Inc.
4.563% due 06/15/2048		2,169	2,295

4.950% due 10/01/2041	1,214	1,322
Anadarko Petroleum Corp.
7.950% due 06/15/2039	800	1,014
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	600	619
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	1,192	1,276
4.950% due 01/15/2042	1,500	1,702
Anthem, Inc.
4.650% due 01/15/2043	1,600	1,733
Apple, Inc.
2.450% due 08/04/2026	1,500	1,437
3.850% due 05/04/2043	1,300	1,305
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	709
Baxter International, Inc.
2.600% due 08/15/2026	1,500	1,430
Becton Dickinson and Co.
3.734% due 12/15/2024	647	659
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,685
Canadian Pacific Railway Co.
2.900% due 02/01/2025	1,500	1,489
4.800% due 08/01/2045	700	796
Charter Communications Operating LLC
3.750% due 02/15/2028 (a)	1,800	1,777
5.375% due 05/01/2047	2,500	2,658
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	1,500	1,539
Comcast Corp.
3.200% due 07/15/2036	1,300	1,221
6.400% due 05/15/2038	50	67
6.500% due 11/15/2035	200	266
6.550% due 07/01/2039	2,000	2,724
6.950% due 08/15/2037	700	990
7.050% due 03/15/2033	600	822
Cox Communications, Inc.
8.375% due 03/01/2039	1,600	2,129
CVS Pass-Through Trust
4.704% due 01/10/2036	3,163	3,350
Dell International LLC
5.450% due 06/15/2023	2,500	2,716
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	600	892
Discovery Communications LLC
4.950% due 05/15/2042	2,700	2,531
DISH DBS Corp.
7.875% due 09/01/2019	1,064	1,176
Domtar Corp.
6.750% due 02/15/2044	1,500	1,628
Dynegy, Inc.
5.875% due 06/01/2023	100	94
7.375% due 11/01/2022	100	99
Ecopetrol S.A.
4.250% due 09/18/2018	2,000	2,051
7.375% due 09/18/2043	2,000	2,156
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,476
Encana Corp.
6.500% due 08/15/2034	500	573
Energy Transfer LP
4.050% due 03/15/2025	1,800	1,810
6.625% due 10/15/2036	500	561
7.500% due 07/01/2038	400	487
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	2,597
5.750% due 03/01/2035	200	228
EQT Midstream Partners LP
4.125% due 12/01/2026	400	404
Fidelity National Information Services, Inc.
3.000% due 08/15/2026	1,600	1,552
Ford Motor Co.
7.450% due 07/16/2031	2,200	2,788
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	400	347
General Electric Co.
6.750% due 03/15/2032	831	1,141
6.875% due 01/10/2039	344	500
Goldcorp, Inc.
5.450% due 06/09/2044	1,600	1,789
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	802
Hess Corp.
5.800% due 04/01/2047	1,500	1,520

International Paper Co.
3.000% due 02/15/2027	1,500	1,447
Kaiser Foundation Hospitals
4.150% due 05/01/2047	1,500	1,561
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	1,500	1,799
Kraft Heinz Foods Co.
3.000% due 06/01/2026	1,000	959
6.500% due 02/09/2040	800	1,005
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,243
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025	607	601
Macy’s Retail Holdings, Inc.
6.900% due 04/01/2029	500	535
Masco Corp.
7.750% due 08/01/2029	1,118	1,503
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,373
Microsoft Corp.
3.750% due 02/12/2045	1,300	1,297
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,481
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	950	1,036
NVIDIA Corp.
3.200% due 09/16/2026	1,700	1,689
ONEOK Partners LP
6.200% due 09/15/2043	2,000	2,308
Oracle Corp.
3.850% due 07/15/2036	1,500	1,558
4.125% due 05/15/2045	1,900	1,961
4.500% due 07/08/2044	1,500	1,641
Owens Corning
3.400% due 08/15/2026	1,300	1,283
Petroleos Mexicanos
5.500% due 06/27/2044	4,000	3,556
5.625% due 01/23/2046	1,100	979
6.500% due 06/02/2041	1,000	998
PetSmart, Inc.
5.875% due 06/01/2025	500	484
Pfizer, Inc.
7.200% due 03/15/2039	670	1,005
Pride International LLC
7.875% due 08/15/2040	200	169
QVC, Inc.
5.950% due 03/15/2043	2,100	2,018
Regency Energy Partners LP
5.000% due 10/01/2022	900	966
Reynolds American, Inc.
6.150% due 09/15/2043	2,000	2,510
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,314
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	1,500	1,598
SFR Group S.A.
7.375% due 05/01/2026	1,100	1,198
Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,359
Southern Co.
3.250% due 07/01/2026	800	784
Southern Copper Corp.
5.250% due 11/08/2042	1,000	1,001
Studio City Co. Ltd.
7.250% due 11/30/2021	1,600	1,742
Suncor Energy, Inc.
6.500% due 06/15/2038	200	257
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	500	492
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	125
8.375% due 06/15/2032	2,400	2,993
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	34
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,833
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	4,071
Time Warner Cable LLC
5.500% due 09/01/2041	1,297	1,400
5.875% due 11/15/2040	400	448
6.550% due 05/01/2037	700	839

Time Warner, Inc.
4.650% due 06/01/2044	200	199
6.250% due 03/29/2041	100	123
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	128
7.250% due 08/15/2038	300	419
Triumph Group, Inc.
4.875% due 04/01/2021	1,000	999
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	408	436
United Airlines Pass-Through Trust
4.000% due 10/11/2027	888	929
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,797
Vale Overseas Ltd.
6.875% due 11/10/2039	1,600	1,724
Vessel Management Services, Inc.
3.432% due 08/15/2036	1,938	1,941
Viacom, Inc.
5.250% due 04/01/2044	1,400	1,409
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,400	1,692
6.200% due 04/15/2038	713	978
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,370
Williams Cos., Inc.
8.750% due 03/15/2032	137	176
Williams Partners LP
4.900% due 01/15/2045	1,500	1,510
Woodside Finance Ltd.
3.700% due 09/15/2026	1,600	1,579

		159,427

UTILITIES 11.1%
Alabama Power Co.
3.750% due 03/01/2045	1,300	1,290
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,127
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,854
7.000% due 04/01/2038	100	139
AT&T, Inc.
4.500% due 03/09/2048	2,073	1,962
4.550% due 03/09/2049	3,750	3,543
4.750% due 05/15/2046	1,000	986
4.800% due 06/15/2044	2,400	2,391
5.350% due 09/01/2040	361	384
5.450% due 03/01/2047	1,600	1,731
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	508
6.500% due 09/15/2037	1,600	2,158
British Telecommunications PLC
9.125% due 12/15/2030	600	915
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	915	367
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,200	1,265
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	559
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	922
Emera, Inc.
6.750% due 06/15/2076	1,400	1,589
Enable Midstream Partners LP
5.000% due 05/15/2044	1,900	1,789
FirstEnergy Corp.
7.375% due 11/15/2031	400	528
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,106
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	622
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,753
Majapahit Holding BV
7.750% due 01/20/2020	900	1,008
NGPL PipeCo LLC
7.768% due 12/15/2037	700	837
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,478
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	248
5.800% due 03/01/2037	1,000	1,279

PacifiCorp
6.000% due 01/15/2039	1,300	1,693
Petrobras Global Finance BV
6.875% due 01/20/2040	1,600	1,520
7.375% due 01/17/2027	2,700	2,863
8.375% due 05/23/2021	600	673
Plains All American Pipeline LP
4.700% due 06/15/2044	1,100	1,008
5.150% due 06/01/2042	1,400	1,351
6.650% due 01/15/2037	100	113
Progress Energy, Inc.
7.750% due 03/01/2031	400	564
SES S.A.
5.300% due 04/04/2043	1,800	1,647
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,033
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,352
Southern California Edison Co.
5.625% due 02/01/2036	200	249
6.000% due 01/15/2034	300	384
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,515
Verizon Communications, Inc.
4.125% due 08/15/2046	1,800	1,611
4.672% due 03/15/2055	3,422	3,217
5.012% due 08/21/2054	8,500	8,440
5.250% due 03/16/2037	1,800	1,943
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,701
Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,532

		72,747

Total Corporate Bonds & Notes (Cost $316,756)		331,341

MUNICIPAL BONDS & NOTES 3.2%
CALIFORNIA 1.7%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,974
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	588
7.500% due 04/01/2034	600	874
7.550% due 04/01/2039	700	1,069
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,188
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	138
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,171
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,070

		11,072

GEORGIA 0.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,957	3,628

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	218

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	526

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	523
6.814% due 11/15/2040	1,400	1,958

		2,481

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	321

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,509

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	93

Total Municipal Bonds & Notes (Cost $17,916)		20,848

U.S. GOVERNMENT AGENCIES 12.7%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (c)	20,000	13,231
3.500% due 08/01/2046	5,303	5,462
3.980% due 07/01/2021	2,500	2,668
5.625% due 04/17/2028	100	127
6.210% due 08/06/2038	9,643	14,220
Fannie Mae, TBA
3.000% due 08/01/2047	13,200	13,160
3.500% due 08/01/2047	7,800	7,995
Freddie Mac
0.000% due 03/15/2031 (c)	1,100	713
5.000% due 04/15/2038	124	136
6.250% due 07/15/2032	500	713
6.750% due 03/15/2031	2,800	4,058
Ginnie Mae
3.500% due 11/20/2044	1,438	1,455
5.500% due 10/20/2037	510	637
Israel Government AID Bond
5.500% due 09/18/2033	1,800	2,417
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 04/15/2030	16,400	12,653
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030	2,300	1,577
Small Business Administration
5.290% due 12/01/2027	146	156
Tennessee Valley Authority
4.875% due 01/15/2048	1,050	1,324
5.250% due 09/15/2039	400	527

Total U.S. Government Agencies (Cost $80,681)		83,229

U.S. TREASURY OBLIGATIONS 40.8%
U.S. Treasury Bonds
2.250% due 08/15/2046	5,529	4,877
2.500% due 02/15/2046 (i)	10,000	9,326
2.500% due 05/15/2046	19,509	18,183
2.750% due 08/15/2042 (i)(k)	9,800	9,708
2.875% due 05/15/2043	13,737	13,890
2.875% due 11/15/2046	4,035	4,065
3.000% due 05/15/2045 (i)(k)	3,400	3,510
3.000% due 02/15/2047 (g)	70,248	72,605
3.125% due 02/15/2043 (g)	23,800	25,177
4.375% due 02/15/2038	5,400	6,890
4.375% due 05/15/2040 (i)(k)	1,200	1,533
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (i)	1,207	1,201
0.750% due 02/15/2045 (i)	935	878
1.375% due 02/15/2044 (i)	8,630	9,401
U.S. Treasury Notes
2.000% due 11/15/2026 (g)	1,940	1,892
2.250% due 02/15/2027 (g)	46,500	46,300
2.375% due 05/15/2027 (g)	2,360	2,376
U.S. Treasury STRIPS (c)
0.000% due 05/15/2032	1,100	743
0.000% due 11/15/2032	7,400	4,918
0.000% due 08/15/2033	2,500	1,623
0.000% due 11/15/2033	500	322
0.000% due 05/15/2034	600	381
0.000% due 11/15/2034	200	125
0.000% due 08/15/2040	18,800	9,766
0.000% due 11/15/2040	12,200	6,292
0.000% due 08/15/2042	2,600	1,263
0.000% due 05/15/2043	7,000	3,315
0.000% due 11/15/2043	1,000	467
0.000% due 11/15/2044	13,200	5,979
0.000% due 02/15/2045	200	90

Total U.S. Treasury Obligations (Cost $266,304)		267,096

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,369
American Home Mortgage Investment Trust
1.796% due 11/25/2045	1,707	1,663
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,192
5.122% due 08/10/2035	700	756
Bear Stearns Adjustable Rate Mortgage Trust
3.359% due 01/25/2035	5	5
Citigroup Mortgage Loan Trust, Inc.
3.573% due 03/25/2034	90	90
Credit Suisse Mortgage Capital Certificates
3.500% due 03/25/2054	1,623	1,626
DBUBS Mortgage Trust
2.468% due 07/12/2044	959	971
Downey Savings & Loan Association Mortgage Loan Trust
2.949% due 07/19/2044	53	53
GSMPS Mortgage Loan Trust
1.566% due 01/25/2036	1,424	1,226
Homestar Mortgage Acceptance Corp.
1.916% due 06/25/2034	558	559
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034	1,400	1,371
IndyMac Mortgage Loan Trust
1.396% due 07/25/2047	169	117
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	1,130	1,149
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	891	897
Merrill Lynch Mortgage Investors Trust
2.051% due 10/25/2035	742	711
3.182% due 11/25/2035	1,365	1,371
RBSSP Resecuritization Trust
2.888% due 12/25/2035	1,276	1,284
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043	1,600	1,593
Structured Adjustable Rate Mortgage Loan Trust
3.396% due 02/25/2034	17	17
Structured Asset Mortgage Investments Trust
1.406% due 07/25/2046 ^	74	62
1.436% due 05/25/2036	140	124
WaMu Mortgage Pass-Through Certificates Trust
1.586% due 05/25/2034	1,362	1,235
1.636% due 06/25/2044	188	177
2.145% due 08/25/2046	1,334	1,306
2.476% due 01/25/2037	1,395	1,313
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,376
Wells Fargo Mortgage Loan Trust
3.040% due 02/27/2036	1,703	1,735
Wells Fargo Mortgage-Backed Securities Trust
3.111% due 01/25/2035	567	582

Total Non-Agency Mortgage-Backed Securities (Cost $25,548)		25,930

ASSET-BACKED SECURITIES 5.1%
Accredited Mortgage Loan Trust
2.086% due 01/25/2035	972	926
Blue Hill CLO Ltd.
2.338% due 01/15/2026	1,400	1,402
CIFC Funding Ltd.
2.370% due 01/29/2025	841	842
2.558% due 01/17/2027	2,000	2,006
CIT Mortgage Loan Trust
2.566% due 10/25/2037	1,403	1,396
Countrywide Asset-Backed Certificates
1.686% due 04/25/2036	1,800	1,570
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	1,326	1,330
Equifirst Loan Securitization Trust
1.386% due 04/25/2037	1,390	1,236
First Franklin Mortgage Loan Trust
2.166% due 07/25/2033	1,401	1,347
GoldenTree Loan Opportunities Ltd.
2.540% due 10/29/2026	1,900	1,914
HSI Asset Securitization Corp. Trust
1.376% due 05/25/2037	1,246	1,206

IXIS Real Estate Capital Trust
1.846% due 02/25/2036		1,555	1,535
JPMorgan Mortgage Acquisition Trust
1.436% due 07/25/2036		1,620	1,520
1.666% due 11/25/2036		1,615	1,459
NYMT Residential
4.000% due 03/25/2021		586	583
RAAC Trust
1.896% due 05/25/2044		1,116	1,103
Securitized Asset-Backed Receivables LLC Trust
1.456% due 03/25/2036		1,236	1,184
SLM Student Loan Trust
2.656% due 04/25/2023		198	203
Specialty Underwriting & Residential Finance Trust
1.606% due 12/25/2036		1,400	1,369
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		1,074	1,076
Structured Asset Investment Loan Trust
1.366% due 06/25/2036		1,335	1,197
1.376% due 05/25/2036		1,346	1,245
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		963	972
VOLT LLC
3.375% due 04/25/2047		1,303	1,305
3.375% due 05/28/2047		1,547	1,551
WhiteHorse Ltd.
2.370% due 02/03/2025		2,043	2,044

Total Asset-Backed Securities (Cost $32,987)			33,521

SOVEREIGN ISSUES 0.8%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		800	852
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,390
Mexico Government International Bond
4.600% due 01/23/2046		534	524
Saudi Government International Bond
4.500% due 10/26/2046		1,300	1,327
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,163

Total Sovereign Issues (Cost $5,054)			5,256

SHORT-TERM INSTRUMENTS 1.3%
ARGENTINA TREASURY BILLS 0.7%
3.169% due 08/25/2017 - 11/24/2017 (b)(c)		$4,500	4,477

MEXICO TREASURY BILLS 0.5%
6.932% due 11/30/2017 (c)(d)	MXN	66,000	3,528

U.S. TREASURY BILLS 0.1%
0.899% due 08/31/2017 (c)(d)(g)		$263	263

Total Short-Term Instruments (Cost $7,978)			8,268

Total Investments in Securities (Cost $759,186)			781,462

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		23,723	235

Total Short-Term Instruments (Cost $235)			235

Total Investments in Affiliates (Cost $235)			235

Total Investments 119.5% (Cost $759,421)			$781,697
Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $416)			1,052
Other Assets and Liabilities, net (19.7)%			(128,549)

Net Assets 100.0%			$654,200

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOM	1.080%	06/13/2017	07/26/2017	$(3,432)	$(3,434)
BOS	1.000	04/07/2017	07/07/2017	(514)	(515)
	1.100	07/03/2017	07/10/2017	(34,838)	(34,838)
BSN	0.980	04/05/2017	07/06/2017	(618)	(620)
DEU	1.280	07/03/2017	07/10/2017	(101)	(101)
JPS	0.920	05/22/2017	07/03/2017	(34,171)	(34,208)
	1.020	05/24/2017	07/24/2017	(23,358)	(23,384)
	1.020	06/19/2017	07/24/2017	(2,105)	(2,106)
	1.070	06/01/2017	07/05/2017	(3,205)	(3,208)
	1.130	06/27/2017	07/28/2017	(1,612)	(1,613)
SGY	1.050	06/28/2017	07/05/2017	(1,056)	(1,056)

Total Reverse Repurchase Agreements					$(105,083)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	1.100%	06/22/2017	07/06/2017	$(1,705)	$(1,705)
GSC	1.050	06/13/2017	07/13/2017	(4,177)	(4,180)
	1.060	06/08/2017	07/10/2017	(939)	(939)
	1.220	06/08/2017	07/10/2017	(1,619)	(1,621)
UBS	1.220	06/08/2017	08/08/2017	(29,504)	(29,530)
	1.230	06/09/2017	08/09/2017	(3,242)	(3,244)

Total Sale-Buyback Transactions					$(41,219)

(g)	Securities with an aggregate market value of $145,857 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $105,647 at a weighted average interest rate of 0.867%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(2)	Payable for sale-buyback transactions includes $(42) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$123.500	07/21/2017	16	$(6)	$(1)
Put - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/21/2017	27	(6)	(9)
Put - CBOT U.S. Treasury 10-Year Note August Futures	125.500	07/21/2017	172	(59)	(89)
Call - CBOT U.S. Treasury 10-Year Note August Futures	128.000	07/21/2017	16	(8)	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.000	08/25/2017	60	(27)	(20)
Call - CBOT U.S. Treasury 10-Year Note September Futures	128.000	08/25/2017	60	(23)	(8)

				$(129)	$(127)

Total Written Options				$(129)	$(127)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2017	3,974	$481,033	$(1,822)	$181	$0
S&P 500 Index September Futures	09/2017	287	173,700	(616)	65	0
U.S. Treasury 10-Year Note September Futures	09/2017	94	11,800	(40)	0	(27)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	85	14,099	282	0	(58)

				$(2,196)	$246	$(85)

Total Futures Contracts				$(2,196)	$246	$(85)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	06/20/2022	0.472%		$700	$13	$5	$18	$0	$0
Deutsche Bank AG	1.000	12/20/2017	0.149	EUR	600	3	0	3	0	0
Freeport-McMoRan, Inc.	1.000	06/20/2022	3.532		$900	(106)	6	(100)	2	0
Goldman Sachs Group, Inc.	1.000	06/20/2021	0.516		1,100	16	5	21	1	0
Nordstrom, Inc.	1.000	06/20/2022	2.949		500	(45)	1	(44)	2	0
U.S. Steel Corp.	5.000	06/20/2022	4.802		700	(23)	30	7	1	0
Volkswagen International Finance NV	1.000	06/20/2021	0.464	EUR	500	(2)	15	13	0	0

						$(144)	$62	$(82)	$6	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021		$2,772	$(188)	$(25)	$(213)	$0	$(6)
CDX.IG-27 5-Year Index	1.000	12/20/2021		3,200	(47)	(20)	(67)	0	(2)
CDX.IG-28 5-Year Index	1.000	06/20/2022		4,100	(65)	(12)	(77)	0	(2)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	12,250	(227)	(96)	(323)	10	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		15,650	(289)	(103)	(392)	15	0

					$(816)	$(256)	$(1,072)	$25	$(10)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/21/2018		$5,900	$(18)	$42	$24	$1	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		10,800	(375)	286	(89)	6	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		14,800	619	(120)	499	28	0
Receive	3-Month USD-LIBOR	2.350	10/02/2025		700	(43)	33	(10)	2	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		800	(45)	43	(2)	3	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		27,250	(636)	1,816	1,180	84	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		2,700	234	(46)	188	8	0
Receive(6)	6-Month GBP-LIBOR	1.750	03/21/2048	GBP	350	(19)	5	(14)	11	0
Pay	28-Day MXN-TIIE	7.320	11/09/2021	MXN	50,700	(16)	76	60	0	(5)
Pay	28-Day MXN-TIIE	5.990	01/30/2026		12,800	(76)	24	(52)	0	(4)
Receive	28-Day MXN-TIIE	6.080	03/10/2026		43,500	(246)	79	(167)	0	(13)
Pay	28-Day MXN-TIIE	7.380	11/04/2026		35,000	(38)	71	33	0	(11)
Pay	UKRPI	3.585	10/15/2046	GBP	150	0	10	10	0	(7)

						$(659)	$2,319	$1,660	$143	$(40)

Total Swap Agreements						$(1,619)	$2,125	$506	$174	$(50)

(i)	Securities with an aggregate market value of $27,566 and cash of $3,207 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	GBP	952		$1,223	$0	$(16)
	08/2017		$178	TRY	659	7	0
	09/2017		636	ARS	10,647	0	(16)
BPS	07/2017		1,323	EUR	1,163	5	0
	08/2017	EUR	1,163		$1,325	0	(5)
CBK	07/2017		1,163		1,308	0	(20)
	07/2017	INR	57,496		881	0	(7)
	08/2017		$1,535	TRY	5,770	85	0
	11/2017		425	ARS	7,127	0	(22)
DUB	07/2017	RUB	61,923		$1,033	0	(13)
FBF	07/2017	INR	36,685		562	0	(5)
	07/2017		$1,435	INR	94,297	21	0
GLM	07/2017	BRL	7,989		$2,399	0	(12)
	07/2017	CAD	388		288	0	(11)
	07/2017		$2,415	BRL	7,989	0	(3)
	08/2017		2,385		7,989	12	0
	08/2017		98	MXN	1,793	0	0
HUS	07/2017		1,033	RUB	61,923	13	0
	08/2017		110	MXN	1,976	0	(2)
	08/2017		1,321	TRY	4,841	38	0
JPM	08/2017	MXN	4,473		$237	0	(8)
	09/2017	KRW	3,496,471		3,097	41	0
	12/2017		$1,670	INR	109,432	0	(5)
NGF	11/2017	MXN	66,000		$3,201	0	(354)
RYL	11/2017		$1,141	ARS	19,032	0	(66)
SOG	09/2017	TWD	93,274		$3,075	6	0
TOR	07/2017	BRL	7,989		2,415	4	0
	07/2017		$2,438	BRL	7,989	0	(27)
UAG	07/2017	GBP	856		$1,098	0	(17)
	07/2017		$2,317	GBP	1,808	38	0
	08/2017	GBP	1,808		$2,319	0	(38)

Total Forward Foreign Currency Contracts						$270	$(647)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$16,900	$311	$332

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450%	06/28/2019		$100	$7	$11
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	7,400	53	28
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	06/11/2018		$6,700	81	99
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	7,800	54	29
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		9,300	62	53
JPM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	02/05/2018		17,000	121	45
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.695	06/08/2018		$8,100	103	121
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		100	8	11

								$489	$397

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	09/21/2017	$1,700	$149	$144

Total Purchased Options					$949	$873

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus RUB	RUB 61.000	07/25/2017	$3,300	$(30)	$(17)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$500	$(8)	$(12)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	02/15/2018	19,700	(114)	(14)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	07/07/2017	2,400	(5)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.480	07/07/2017	2,400	(9)	0
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	02/05/2018	22,000	(124)	(19)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	12,100	(70)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(13)

							$(338)	$(69)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	$103.625	08/07/2017	$4,300	$(8)	$(4)
GSC	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	99.266	08/07/2017	6,700	(13)	(24)

					$(21)	$(28)

Total Written Options					$(428)	$(114)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	06/20/2021	0.752%		$800	$(8)	$16	$8	$0
BPS	BHP Billiton Finance USA Ltd.	1.000	06/20/2021	0.627		400	(16)	22	6	0
	China Government International Bond	1.000	12/20/2021	0.630		1,400	(3)	25	22	0
	Italy Government International Bond	1.000	06/20/2021	0.752		600	(4)	10	6	0
	Mexico Government International Bond	1.000	06/20/2022	1.128		100	(2)	1	0	(1)
BRC	Italy Government International Bond	1.000	06/20/2021	0.752		700	(6)	13	7	0
	Mexico Government International Bond	1.000	06/20/2022	1.128		2,900	(43)	27	0	(16)
CBK	Mexico Government International Bond	1.000	06/20/2022	1.128		100	(2)	1	0	(1)
	Saudi Arabia Government International Bond	1.000	06/20/2022	1.168		1,500	9	(20)	0	(11)
HUS	Brazil Government International Bond	1.000	06/20/2022	2.376		2,200	(142)	5	0	(137)
	Mexico Government International Bond	1.000	06/20/2022	1.128		1,600	(24)	15	0	(9)
JPM	UniCredit SpA	1.000	12/20/2019	1.487	EUR	300	(16)	12	0	(4)

							$(257)	$127	$49	$(179)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	12/20/2021	$900	$72	$52	$124	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	700	59	38	97	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	2,900	273	128	401	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	12/20/2021	1,500	145	63	208	0
MYC	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	1,600	(268)	80	0	(188)

					$281	$361	$830	$(188)

Total Swap Agreements					$24	$488	$879	$(367)

(k)	Securities with an aggregate market value of $330 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,896	$1,077	$5,973
Corporate Bonds & Notes
Banking & Finance	0	99,167	0	99,167
Industrials	0	159,427	0	159,427
Utilities	0	72,747	0	72,747
Municipal Bonds & Notes
California	0	11,072	0	11,072
Georgia	0	3,628	0	3,628
Nevada	0	218	0	218
New Jersey	0	526	0	526
New York	0	2,481	0	2,481
North Carolina	0	321	0	321
Ohio	0	2,509	0	2,509
West Virginia	0	93	0	93
U.S. Government Agencies	0	83,229	0	83,229
U.S. Treasury Obligations	0	267,096	0	267,096
Non-Agency Mortgage-Backed Securities	0	25,930	0	25,930
Asset-Backed Securities	0	33,521	0	33,521
Sovereign Issues	0	5,256	0	5,256
Short-Term Instruments
Argentina Treasury Bills	0	4,477	0	4,477
Mexico Treasury Bills	0	3,528	0	3,528
U.S. Treasury Bills	0	263	0	263
	$0	$780,385	$1,077	$781,462

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$235	$0	$0	$235

Total Investments	$235	$780,385	$1,077	$781,697

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	246	174	0	420
Over the counter	0	2,022	0	2,022
	$246	$2,196	$0	$2,442

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(85)	(177)	0	(262)
Over the counter	0	(1,128)	0	(1,128)

	$(85)	$(1,305)	$0	$(1,390)

Total Financial Derivative Instruments	$161	$891	$0	$1,052

Totals	$396	$781,276	$1,077	$782,749

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Short Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.230% due 01/15/2022		$1,679	$1,685
Energy Future Intermediate Holding Co. LLC
4.295% due 06/30/2017		1,350	1,353

Total Loan Participations and Assignments (Cost $3,025)			3,038

CORPORATE BONDS & NOTES 9.8%
BANKING & FINANCE 6.8%
Ally Financial, Inc.
6.250% due 12/01/2017		3,000	3,056
Banco del Estado de Chile
4.125% due 10/07/2020		12,200	12,882
Bank of America Corp.
1.799% due 08/25/2017		36,000	36,024
Barclays Bank PLC
10.179% due 06/12/2021		13,900	17,422
14.000% due 06/15/2019 (e)	GBP	1,100	1,745
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$250	253
Deutsche Bank AG
4.250% due 10/14/2021		9,600	10,062
Ford Motor Credit Co. LLC
1.739% due 09/08/2017		10,300	10,303
General Motors Financial Co., Inc.
3.450% due 04/10/2022		10,800	10,988
4.750% due 08/15/2017		6,800	6,823
Goldman Sachs Group, Inc.
2.352% due 11/15/2021		3,200	3,231
HSBC Holdings PLC
2.799% due 01/05/2022		2,000	2,059
HSBC USA, Inc.
1.949% due 08/07/2018		1,800	1,807
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	6,193
KBC Bank NV
8.000% due 01/25/2023		400	412
Navient Corp.
5.500% due 01/15/2019		2,700	2,818
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		900	1,024
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	720	975
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (c)		$112,706	27,316
UBS AG
4.750% due 05/22/2023		600	613
Volkswagen Bank GmbH
0.081% due 11/27/2017	EUR	1,100	1,256
Wells Fargo & Co.
2.600% due 07/22/2020		$1,600	1,623

			158,885

INDUSTRIALS 1.9%
AbbVie, Inc.
1.800% due 05/14/2018		1,200	1,202
3.200% due 11/06/2022		200	205
3.600% due 05/14/2025		400	409
4.500% due 05/14/2035		300	318
4.700% due 05/14/2045		400	427
Actavis, Inc.
3.250% due 10/01/2022		900	920
Allergan Funding SCS
2.350% due 03/12/2018		3,400	3,415
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,546
Charter Communications Operating LLC
4.464% due 07/23/2022		800	853
4.908% due 07/23/2025		1,600	1,731
6.384% due 10/23/2035		400	476
6.484% due 10/23/2045		700	844
6.834% due 10/23/2055		200	245

CVS Health Corp.
3.500% due 07/20/2022	200	208
3.875% due 07/20/2025	1,494	1,556
CVS Pass-Through Trust
6.943% due 01/10/2030	945	1,123
Enbridge, Inc.
1.946% due 06/15/2020	1,800	1,800
Forest Laboratories LLC
5.000% due 12/15/2021	1,100	1,202
HCA, Inc.
3.750% due 03/15/2019	10,700	10,941
Kraft Heinz Foods Co.
2.000% due 07/02/2018	300	301
3.500% due 07/15/2022	200	206
3.950% due 07/15/2025	200	207
5.000% due 07/15/2035	100	109
5.200% due 07/15/2045	200	218
QUALCOMM, Inc.
4.800% due 05/20/2045	600	661
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,240	1,235
2.400% due 09/23/2021	1,430	1,415
Spectra Energy Partners LP
1.920% due 06/05/2020	4,800	4,821
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	4,400	4,471

		44,065

UTILITIES 1.1%
AT&T, Inc.
2.023% due 07/15/2021	9,100	9,200
Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,341
Petrobras Global Finance BV
8.375% due 05/23/2021	1,500	1,683
Verizon Communications, Inc.
2.992% due 09/14/2018	11,400	11,608
4.500% due 09/15/2020	900	962

		26,794

Total Corporate Bonds & Notes (Cost $222,190)		229,744

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	1,063
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	3,242
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	500	741
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	114

		5,160

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	509
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	928
7.750% due 01/01/2042	1,500	1,531

		2,968

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	40	40

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,468

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	135

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,652

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	250	245

Total Municipal Bonds & Notes (Cost $12,284)		14,668

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae
1.566% due 07/25/2037 - 09/25/2042	260	261
1.596% due 07/25/2037	244	245
1.616% due 09/25/2035	538	540
1.626% due 09/25/2035	961	965
1.816% due 01/25/2051	493	496
1.936% due 06/25/2037	1,693	1,710
1.946% due 06/25/2040	1,934	1,964
2.521% due 10/01/2034	1	1
2.572% due 11/01/2035	5	5
2.689% due 12/01/2033	13	14
2.702% due 09/01/2035	27	28
2.870% due 09/01/2027	1,700	1,707
2.923% due 07/01/2035	13	14
2.945% due 03/01/2035	2	2
3.117% due 06/01/2034	125	132
3.167% due 06/01/2035	29	30
3.367% due 12/01/2033	3	3
3.802% due 06/01/2035	45	48
3.890% due 07/01/2021	2,469	2,628
4.000% due 01/01/2025 - 04/25/2041	35,011	37,236
4.500% due 02/01/2018 - 02/01/2044	34,323	37,136
5.000% due 11/01/2025 - 05/01/2042	30,970	33,991
5.500% due 11/01/2021 - 09/01/2041	22,476	25,055
6.000% due 12/01/2018 - 05/01/2041	15,212	17,259
Freddie Mac
1.539% due 03/15/2037	1,815	1,819
1.859% due 08/15/2037	2,221	2,252
1.869% due 10/15/2037	397	403
1.879% due 05/15/2037 - 09/15/2037	2,565	2,600
3.378% due 11/01/2034	22	24
3.432% due 06/01/2035	42	44
5.000% due 05/01/2023 - 01/01/2039	3,727	4,078
5.500% due 08/15/2030 - 03/01/2039	671	748
6.000% due 08/01/2027 - 04/01/2038	363	409
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	13,554	14,871
6.000% due 07/15/2037 - 08/15/2037	56	63
Small Business Administration
4.430% due 05/01/2029	500	532
5.520% due 06/01/2024	2	2

Total U.S. Government Agencies (Cost $181,987)		189,315

U.S. TREASURY OBLIGATIONS 27.9%
U.S. Treasury Bonds
3.000% due 05/15/2047	3,100	3,205
4.375% due 11/15/2039 (j)	6,800	8,679
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (h)	9,983	9,972
0.250% due 01/15/2025	826	812
0.375% due 07/15/2023 (h)	55,270	55,653
0.375% due 01/15/2027	77,441	76,090
0.625% due 01/15/2026	4,631	4,662
0.750% due 02/15/2045	1,973	1,854
2.000% due 01/15/2026 (h)	2,957	3,315
2.375% due 01/15/2025 (h)	61,426	70,000
2.375% due 01/15/2027	23,281	27,144
2.500% due 01/15/2029	1,822	2,193
U.S. Treasury Notes
1.375% due 09/30/2020 (h)(j)	8,400	8,338
1.375% due 10/31/2020 (h)(j)	10,200	10,118
1.500% due 08/15/2026 (h)(j)	19,400	18,150
1.625% due 05/15/2026 (h)(j)	6,000	5,689
1.750% due 12/31/2020 (h)(j)	13,800	13,840
1.875% due 08/31/2022 (h)(j)	63,800	63,675
2.000% due 11/30/2020 (h)(j)	2,500	2,530
2.000% due 07/31/2022 (h)(j)	94,100	94,523
2.000% due 08/15/2025 (h)(j)	14,000	13,762
2.000% due 11/15/2026	34,200	33,357
2.125% due 08/31/2020 (h)(j)	1,200	1,219
2.125% due 05/15/2025 (h)(j)	27,900	27,726
2.250% due 11/15/2025 (h)(j)	64,900	64,919
2.375% due 08/15/2024 (h)(j)	27,400	27,816
2.375% due 05/15/2027	3,600	3,624

Total U.S. Treasury Obligations (Cost $656,163)		652,865

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.2%
Adjustable Rate Mortgage Trust
1.416% due 08/25/2036	4,693	4,584
American Home Mortgage Investment Trust
3.415% due 02/25/2045	9	9
Banc of America Funding Trust
3.179% due 05/25/2035	10	10
3.490% due 06/25/2034	24	24
Banc of America Mortgage Trust
3.447% due 07/25/2035 ^	1,162	1,089
3.893% due 05/25/2033	33	33
Bear Stearns Adjustable Rate Mortgage Trust
3.322% due 11/25/2034	84	81
3.623% due 11/25/2034	18	19
3.882% due 12/25/2035	40	41
Bear Stearns ALT-A Trust
3.361% due 09/25/2035	1,402	1,206
3.428% due 10/25/2035	3,492	3,371
Chase Mortgage Finance Trust
3.151% due 12/25/2035 ^	1,093	1,065
3.212% due 09/25/2036 ^	706	637
6.000% due 12/25/2036	334	280
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035	12	12
3.430% due 05/25/2035	20	20
Countrywide Alternative Loan Trust
1.386% due 11/25/2036	5,619	5,203
1.406% due 09/25/2046 ^	3,357	2,887
1.496% due 02/25/2037	304	257
5.500% due 07/25/2035 ^	11	10
6.000% due 05/25/2037 ^	3,362	2,523
Countrywide Home Loan Mortgage Pass-Through Trust
3.123% due 11/25/2034	797	789
3.309% due 02/20/2036 ^	16	15
3.348% due 02/20/2035	72	73
Deutsche ALT-A Securities, Inc.
1.546% due 02/25/2036	7,997	7,098
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028	6,811	7,467
GSR Mortgage Loan Trust
3.109% due 09/25/2035	33	33
3.152% due 11/25/2035	35	35
3.228% due 11/25/2035 ^	1,544	1,428
6.000% due 02/25/2036 ^	11,520	9,328
6.000% due 07/25/2037 ^	3,286	3,007
HarborView Mortgage Loan Trust
1.379% due 12/19/2036 ^	490	425
1.449% due 06/19/2035	3,467	3,414
1.449% due 12/19/2036 ^	5,937	5,103
1.649% due 05/19/2035	21	20
3.219% due 06/19/2036 ^	2,333	1,660
Impac Secured Assets Trust
1.386% due 01/25/2037	5,305	4,962
IndyMac Mortgage Loan Trust
3.636% due 06/25/2036	5,850	5,294
JPMorgan Alternative Loan Trust
1.376% due 09/25/2036	10,165	10,649
3.404% due 05/25/2036 ^	3,395	2,629
JPMorgan Mortgage Trust
3.213% due 10/25/2036	360	309
3.247% due 10/25/2036 ^	2,293	2,019
3.411% due 07/25/2035	489	489
3.505% due 02/25/2035	6	6
5.750% due 01/25/2036 ^	59	51
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	3,631	3,578
MASTR Adjustable Rate Mortgages Trust
3.032% due 07/25/2035 ^	803	725
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.599% due 12/15/2030	89	87
1.639% due 06/15/2030	1	1
Merrill Lynch Alternative Note Asset Trust
1.516% due 03/25/2037	2,280	1,052
Merrill Lynch Mortgage Investors Trust
1.426% due 02/25/2036	59	57
1.466% due 11/25/2035	40	38
3.154% due 05/25/2033	46	46
3.460% due 09/25/2035 ^	1,815	1,647
Morgan Stanley Re-REMIC Trust
3.017% due 09/26/2036	7,085	6,880
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	102	82

PHH Alternative Mortgage Trust
1.406% due 07/25/2037	642	642
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,151	1,136
Residential Accredit Loans, Inc. Trust
1.366% due 02/25/2037	3,007	2,525
1.386% due 01/25/2037	5,543	4,434
1.396% due 07/25/2036	7,152	4,708
1.401% due 08/25/2036	5,660	5,010
1.406% due 07/25/2036	5,342	4,732
1.406% due 09/25/2036	9,467	8,152
Structured Adjustable Rate Mortgage Loan Trust
1.516% due 10/25/2035	82	81
2.132% due 01/25/2035	51	46
3.350% due 08/25/2034	64	64
3.396% due 02/25/2034	46	47
Structured Asset Mortgage Investments Trust
1.496% due 02/25/2036 ^	28	26
Thornburg Mortgage Securities Trust
2.970% due 06/25/2047 ^	2,838	2,571
WaMu Mortgage Pass-Through Certificates Trust
1.932% due 11/25/2042	9	8
2.145% due 10/25/2046	226	215
3.141% due 02/25/2037 ^	908	864
Wells Fargo Mortgage-Backed Securities Trust
3.028% due 12/25/2036	1,893	1,761
3.098% due 01/25/2035	41	42
3.107% due 03/25/2036	56	56
3.167% due 07/25/2036 ^	915	920
6.000% due 04/25/2037 ^	3,522	3,602

Total Non-Agency Mortgage-Backed Securities (Cost $133,794)		145,499

ASSET-BACKED SECURITIES 10.0%
Accredited Mortgage Loan Trust
1.346% due 02/25/2037	2,694	2,674
1.490% due 09/25/2035	6,000	5,772
ACE Securities Corp. Home Equity Loan Trust
1.276% due 10/25/2036	25	18
Asset-Backed Securities Corp. Home Equity Loan Trust
2.176% due 07/25/2035	2,000	1,950
Bear Stearns Asset-Backed Securities Trust
1.376% due 08/25/2036	3,452	3,541
1.456% due 06/25/2047	7,000	6,647
Citigroup Mortgage Loan Trust, Inc.
1.376% due 12/25/2036	1,772	1,189
1.396% due 01/25/2037	12,095	7,934
1.416% due 05/25/2037	6,925	5,222
2.116% due 09/25/2035 ^	3,600	3,180
Countrywide Asset-Backed Certificates
1.356% due 04/25/2047	3,038	2,880
1.366% due 05/25/2037	4,349	4,233
1.396% due 06/25/2047	1,778	1,749
1.696% due 12/25/2031 ^	3	2
Fieldstone Mortgage Investment Trust
1.406% due 05/25/2036	3,895	2,725
First Franklin Mortgage Loan Trust
1.356% due 09/25/2036	4,589	4,554
1.376% due 04/25/2036	370	340
1.706% due 09/25/2035	374	374
Fremont Home Loan Trust
1.376% due 08/25/2036	23,248	9,763
2.266% due 11/25/2034	13,312	12,681
GSAMP Trust
1.266% due 12/25/2046	4,229	2,651
1.366% due 12/25/2046	14,460	9,191
HSI Asset Securitization Corp. Trust
1.376% due 05/25/2037	2,947	2,852
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025	1,700	1,711
Long Beach Mortgage Loan Trust
1.366% due 05/25/2036	1,740	1,085
1.436% due 02/25/2036	11,630	10,637
1.486% due 05/25/2046	8,784	4,143
1.776% due 10/25/2034	9	9
Massachusetts Educational Financing Authority
2.106% due 04/25/2038	715	713
MASTR Asset-Backed Securities Trust
1.266% due 01/25/2037	29,820	11,657
1.426% due 05/25/2037	10,651	9,533
1.506% due 12/25/2035	3,488	3,291
Merrill Lynch Mortgage Investors Trust
1.466% due 07/25/2037	4,560	1,895
Morgan Stanley ABS Capital, Inc. Trust
1.306% due 01/25/2037	4,039	2,344
1.346% due 02/25/2037	10,275	6,247

1.351% due 11/25/2036		13,409	8,382
1.376% due 09/25/2036		16,210	9,086
1.426% due 01/25/2037		5,821	3,430
1.466% due 04/25/2036		7,394	6,268
3.116% due 02/25/2047		4,318	3,712
Morgan Stanley Home Equity Loan Trust
1.316% due 12/25/2036		6,041	3,374
Option One Mortgage Loan Trust
1.356% due 01/25/2037		3,891	2,595
Popular ABS Mortgage Pass-Through Trust
1.546% due 07/25/2036		8,800	7,119
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		7,525	4,375
Residential Asset Securities Corp. Trust
1.366% due 08/25/2036		4,723	4,472
Securitized Asset-Backed Receivables LLC Trust
1.296% due 08/25/2036		2,688	1,165
2.176% due 01/25/2036 ^		10,867	7,709
SG Mortgage Securities Trust
1.356% due 10/25/2036		4,861	4,176
SLM Private Education Loan Trust
4.409% due 05/16/2044		510	528
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	3,250	3,704
Structured Asset Investment Loan Trust
1.526% due 01/25/2036		$2,900	2,377
Structured Asset Securities Corp. Mortgage Loan Trust
1.351% due 07/25/2036		3,073	2,912
1.386% due 12/25/2036		1,408	1,311
1.536% due 05/25/2037		3,540	3,452
VOLT LLC
3.375% due 05/28/2047		6,769	6,783
Wells Fargo Home Equity Asset-Backed Securities Trust
1.806% due 11/25/2035		1,000	1,002

Total Asset-Backed Securities (Cost $216,664)			233,319

SOVEREIGN ISSUES 2.8%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	691
Brazil Government International Bond
5.625% due 02/21/2047		$3,400	3,256
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	6,300	6,081
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)		24,578	7,747
Export-Import Bank of India
4.000% due 08/07/2017		$10,000	10,019
Export-Import Bank of Korea
4.000% due 01/29/2021		17,700	18,595
Province of Ontario
1.650% due 09/27/2019		2,000	1,995
4.000% due 10/07/2019		300	315
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,149
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	400,000	3,570

Total Sovereign Issues (Cost $64,810)			64,418

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		24,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,100	1,353

Total Preferred Securities (Cost $1,133)			1,353

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.1%
CERTIFICATES OF DEPOSIT 2.1%
Abbey National Treasury Services PLC
1.400% due 07/07/2017	$400	400
Barclays Bank PLC
1.949% due 11/06/2017	8,000	8,018
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017	2,700	2,704
Natixis S.A.
1.979% due 09/25/2017	13,000	13,020
Norinchukin Bank
1.871% due 10/12/2017	13,400	13,427
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017	9,000	9,013
2.012% due 10/06/2017	2,600	2,605

		49,187

COMMERCIAL PAPER 1.8%
Credit Suisse AG
1.507% due 07/03/2017	500	500
CRH America Finance, Inc.
1.412% due 07/21/2017	3,000	2,997
Deutsche Telekom AG
1.319% due 07/05/2017	10,100	10,098
ENI Finance USA, Inc.
1.806% due 10/02/2017	500	498
Hewlett Packard Enterprise Co.
1.513% due 07/27/2017	1,000	999
Marriott International
1.523% due 07/24/2017	2,800	2,797
Mondelez International, Inc.
1.391% due 07/12/2017	2,800	2,799
Natixis NY
1.434% due 07/03/2017	600	600
NiSource Finance Corp.
1.501% due 07/12/2017	8,000	7,996
Standard Chartered Bank
1.465% due 07/03/2017	300	300
TransCanada American, Inc.
1.472% due 07/12/2017	2,000	1,999
Viacom, Inc.
1.828% due 08/04/2017	11,400	11,384

		42,967

REPURCHASE AGREEMENTS (f) 5.1%		119,600

ARGENTINA TREASURY BILLS 0.1%
2.765% due 07/14/2017 - 02/09/2018 (b)(c)	2,700	2,673

Total Short-Term Instruments (Cost $214,342)		214,427

Total Investments in Securities (Cost $1,706,392)		1,748,646

	SHARES
INVESTMENTS IN AFFILIATES 34.5%
SHORT-TERM INSTRUMENTS 34.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.5%
PIMCO Short-Term Floating NAV Portfolio III	69,257,265	684,677
PIMCO Short-Term Floating NAV Portfolio IV	12,169,683	121,770

Total Short-Term Instruments (Cost $806,376)		806,447

Total Investments in Affiliates (Cost $806,376)		806,447

Total Investments 109.2% (Cost $2,512,768)		$2,555,093
Financial Derivative Instruments (g)(i) (8.7)% (Cost or Premiums, net $15,807)		(204,483)
Other Assets and Liabilities, net (0.5)%		(11,028)

Net Assets 100.0%		$2,339,582

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	1.040%	06/30/2017	07/03/2017	$10,100	U.S. Treasury Bonds 3.125% due 08/15/2044	$(10,308)	$10,100	$10,101
SAL	1.400	06/30/2017	07/03/2017	109,500	U.S. Treasury Notes 2.500% due 05/15/2024	(111,620)	109,500	109,513

Total Repurchase Agreements						$(121,928)	$119,600	$119,614

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$6,700	$(6,522)	$(6,537)

Total Short Sales (0.3)%				$(6,522)	$(6,537)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $(20) of accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	236	$(66)	$(185)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	835	(334)	(62)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	599	(349)	(943)

				$(749)	$(1,190)

Total Written Options				$(749)	$(1,190)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	34	AUD	3,378	$(52)	$0	$(39)
Euro-Bund 10-Year Bond September Futures	09/2017	385	EUR	71,179	(1,196)	0	(695)
U.S. Treasury 5-Year Note September Futures	09/2017	3,763		$443,417	(1,120)	0	(647)
U.S. Treasury 30-Year Bond September Futures	09/2017	591		90,829	672	0	(332)
United Kingdom Long Gilt September Futures	09/2017	378	GBP	61,821	(906)	0	(546)

					$(2,602)	$0	$(2,259)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	136	EUR	(6)	$57	$20	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	144		(5)	69	10	0
E-mini S&P 500 Index September Futures	09/2017	4,082		$(494,106)	1,233	0	(186)
Euro-Bobl September Futures	09/2017	237	EUR	(35,650)	284	130	0
Euro-Buxl 30-Year Bond September Futures	09/2017	189		(35,298)	1,015	747	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	482		(81,741)	508	715	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	136		(351)	(257)	0	(191)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	144		(446)	(370)	0	(225)
U.S. Treasury 2-Year Note September Futures	09/2017	419		$(90,550)	114	39	0
U.S. Treasury 10-Year Note September Futures	09/2017	2,918		(366,300)	1,229	821	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	145		(24,052)	(447)	100	0

					$3,435	$2,582	$(602)

Total Futures Contracts					$833	$2,582	$(2,861)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
General Motors Co.	5.000%	12/20/2021	1.225%		$8,800	$1,405	$22	$1,427	$0	$(6)
General Motors Co.	5.000	06/20/2022	1.420		6,500	1,085	12	1,097	2	0
Verizon Communications, Inc.	1.000	12/20/2017	0.235		1,000	5	(1)	4	0	0
Volkswagen International Finance NV	1.000	12/20/2017	0.108	EUR	100	1	0	1	0	0

						$2,496	$33	$2,529	$2	$(6)

Credit Default Swaps on Credit Indices - Buy Protection (2)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR	2,300	$(41)	$(17)	$(58)	$2	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$	7,029	$316	$244	$560	$11	$0
CDX.HY-28 5-Year Index	5.000	06/20/2022		4,400	310	1	311	10	0

					$626	$245	$871	$21	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	8,060	$48	$(31)	$17	$0	$(6)
Pay	1-Year BRL-CDI	9.715	01/04/2021		28,000	0	60	60	0	(20)
Pay	1-Year BRL-CDI	9.730	01/04/2021		18,840	0	38	38	0	(14)
Pay	1-Year BRL-CDI	9.743	01/04/2021		26,200	0	50	50	0	(19)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	12,100	1,451	(51)	1,400	250	0
Pay (6)	3-Month USD-LIBOR	2.200	11/24/2018	$	20,600	93	31	124	0	(4)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		282,200	(2,894)	1,902	(992)	53	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		264,200	2,672	(835)	1,837	112	0
Receive (6)	3-Month USD-LIBOR	3.000	11/25/2020		41,600	(240)	(115)	(355)	19	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		105,100	4,394	(850)	3,544	195	0
Pay (6)	3-Month USD-LIBOR	2.500	12/15/2023		159,500	(206)	228	22	0	(127)
Receive	3-Month USD-LIBOR	1.500	06/21/2024		145,300	7,054	(1,180)	5,874	355	0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		2,000	(109)	106	(3)	6	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		73,120	2,515	621	3,136	229	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		29,600	1,999	127	2,126	87	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		48,050	(2,848)	891	(1,957)	219	0
Receive (6)	3-Month USD-LIBOR	2.455	04/17/2048		3,500	0	113	113	16	0
Receive (6)	3-Month USD-LIBOR	2.285	05/25/2048		23,200	1,812	(196)	1,616	102	0
Receive (6)	3-Month USD-LIBOR	2.465	05/25/2048		5,300	0	164	164	24	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	61,600	(1,247)	893	(354)	668	0
Pay (6)	6-Month EUR-EURIBOR	2.036	02/03/2037		42,900	0	(258)	(258)	0	(414)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		24,000	85	(706)	(621)	0	(650)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	22,000	(832)	36	(796)	24	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		44,700	(3,435)	378	(3,057)	201	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		33,500	(298)	(253)	(551)	423	0
Receive (6)	6-Month GBP-LIBOR	2.040	02/01/2037		7,300	2	(85)	(83)	84	0
Receive (6)	6-Month GBP-LIBOR	2.043	02/01/2037		30,900	0	(362)	(362)	354	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		6,600	(404)	135	(269)	217	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	1,590,000	660	635	1,295	149	0

						$10,272	$1,486	$11,758	$3,787	$(1,254)

Total Swap Agreements						$13,353	$1,747	$15,100	$3,812	$(1,260)

(h)	Securities with an aggregate market value of $57,693 and cash of $3,602 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(i) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	GBP	3,153		$4,052	$0	$(55)
	07/2017		$1,097	EUR	982	25	0
	08/2017	CHF	45,191		$47,213	2	0
	08/2017	SEK	910		103	0	(5)
BPS	07/2017	BRL	46,138		14,304	377	0
	07/2017	EUR	4,973		5,657	0	(23)
	07/2017		$13,946	BRL	46,138	0	(20)
	07/2017		19,652	JPY	2,200,090	0	(92)
	08/2017	JPY	2,200,091		$19,676	92	0
	08/2017		$5,665	EUR	4,973	23	0
	12/2018	JPY	1,960,000		$17,862	0	(73)
BRC	08/2017		$48,048	EUR	42,032	27	0
CBK	07/2017		5,274		4,688	81	0
	08/2017		4,894	AUD	6,381	8	0
	12/2018	JPY	3,330,000		$30,377	0	(94)
	12/2018		$47,934	JPY	5,290,000	473	0
DUB	07/2017	CHF	45,191		$47,199	71	0
	08/2017	NZD	6,328		4,620	0	(14)
GLM	07/2017	CAD	2,117		1,570	0	(63)
	07/2017	JPY	2,200,091		19,871	310	0
	07/2017		$1,303	GBP	1,005	6	0
	08/2017	ZAR	5,170		$383	0	(10)
	10/2017	RUB	810,667		13,831	389	0
HUS	09/2017		$11,193	RUB	647,685	0	(387)
	01/2021	BRL	3,570		$550	0	(309)
JPM	07/2017	EUR	697		782	0	(14)
	07/2017		$1,615	CAD	2,117	17	0
	07/2017		47,979	EUR	42,032	27	0
	08/2017	CAD	2,117		$1,616	0	(17)
	08/2017	NZD	10,306		7,551	4	0
	08/2017		$3,513	JPY	392,800	0	(17)
MSB	07/2017	NZD	15,841	AUD	15,084	0	(14)
NGF	07/2017	BRL	46,138		$13,946	20	0
	07/2017		$13,785	BRL	46,138	142	0
	08/2017	BRL	46,138		$13,704	0	(141)
SCX	07/2017	GBP	18,199		23,155	0	(548)
	08/2017		$7,549	AUD	9,831	3	0
	09/2017	SGD	60,582		$43,905	0	(150)
SOG	08/2017	MXN	278,991		14,431	0	(859)
UAG	07/2017		$27,365	GBP	21,352	445	0
	08/2017	GBP	21,352		$27,389	0	(445)
	09/2017	HKD	3,946		507	1	0

Total Forward Foreign Currency Contracts						$2,543	$(3,350)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	14,357	$455	$1,061
	Put - OTC USD versus MXN		19.000	01/05/2018		$18,764	176	843
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	4,470	153	330

							$784	$2,234

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$19,600	$2,246	$942
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		19,600	2,246	2,364
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	16,600	437	446
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$22,800	1,160	802
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	11,700	310	355
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$87,200	3,263	2,576
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		87,200	3,263	3,813
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		45,500	2,354	1,600
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	17,700	473	515
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$844,700	398	7
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		132,100	750	367
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		16,600	798	589
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		25,100	2,891	1,351
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		25,100	2,891	2,921
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		243,200	140	2

								$23,620	$18,650

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$533,700	$480	$74
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	1,879,700	1,222	870
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	496,200	50	1

						$1,752	$945

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$20,000	$561	$488
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	2,700	235	229

					$796	$717

Total Purchased Options					$26,952	$22,546

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	14,357	$(461)	$(33)
	Put - OTC USD versus MXN		18.000	01/05/2018		$37,528	(151)	(658)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	4,470	(153)	(10)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$4,897	(261)	(2)

							$(1,026)	$(703)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	0

						$(482)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$113,900	$(1,185)	$(873)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	227,200	(2,419)	(1,741)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	83,000	(879)	(667)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	28,400	(749)	(394)

							$(5,232)	$(3,675)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$1,067,400	$(555)	$(25)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	1,879,700	(188)	(205)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	496,200	0	0

						$(743)	$(230)

Total Written Options						$(7,483)	$(4,608)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$17,411	$(3,575)	$2,097	$0	$(1,478)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	335	(45)	290	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	334	(44)	290	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	289	0	1	1	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	579	(1)	2	1	0

					$(2,907)	$2,011	$582	$(1,478)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	47,700	$(6)	$(280)	$0	$(286)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	392,222	3-Month USD-LIBOR plus a specified spread	10/12/2017	$1,612,676	$0	$(221,515)	$0	$(221,515)

Total Swap Agreements							$(2,913)	$(219,784)	$582	$(223,279)

(j)	Securities with an aggregate market value of $225,671 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,038	$0	$3,038
Corporate Bonds & Notes
Banking & Finance	0	158,885	0	158,885
Industrials	0	44,065	0	44,065
Utilities	0	26,794	0	26,794
Municipal Bonds & Notes
California	0	5,160	0	5,160
Illinois	0	2,968	0	2,968
Iowa	0	40	0	40
New Jersey	0	1,468	0	1,468
Tennessee	0	135	0	135
Washington	0	4,652	0	4,652
West Virginia	0	245	0	245
U.S. Government Agencies	0	189,315	0	189,315
U.S. Treasury Obligations	0	652,865	0	652,865
Non-Agency Mortgage-Backed Securities	0	145,499	0	145,499
Asset-Backed Securities	0	233,319	0	233,319
Sovereign Issues	0	64,418	0	64,418
Preferred Securities
Banking & Finance	0	1,353	0	1,353
Short-Term Instruments
Certificates of Deposit	0	49,187	0	49,187
Commercial Paper	0	42,967	0	42,967
Repurchase Agreements	0	119,600	0	119,600
Argentina Treasury Bills	0	2,673	0	2,673
	$0	$1,748,646	$0	$1,748,646

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$806,447	$0	$0	$806,447

Total Investments	$806,447	$1,748,646	$0	$2,555,093

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,537)	$0	$(6,537)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,582	3,812	0	6,394
Over the counter	0	25,671	0	25,671
	$2,582	$29,483	$0	$32,065

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,861)	(2,450)	0	(5,311)
Over the counter	0	(231,237)	0	(231,237)

	$(2,861)	$(233,687)	$0	$(236,548)

Total Financial Derivative Instruments	$(279)	$(204,204)	$0	$(204,483)

Totals	$806,168	$1,537,905	$0	$2,344,073

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Small Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 63.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.230% due 01/15/2022		$889	$892

Total Loan Participations and Assignments (Cost $887)			892

CORPORATE BONDS & NOTES 6.2%
BANKING & FINANCE 3.5%
Ally Financial, Inc.
6.250% due 12/01/2017		800	815
Aviation Loan Trust
3.356% due 12/15/2022		3,043	2,847
Banco del Estado de Chile
4.125% due 10/07/2020		1,700	1,795
Bank of America Corp.
5.650% due 05/01/2018		$100	103
6.400% due 08/28/2017		200	201
6.875% due 04/25/2018		3,700	3,851
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	700	1,110
Barclays PLC
7.000% due 09/15/2019 (d)		300	400
8.250% due 12/15/2018 (d)		$400	425
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	1,857
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,700	1,709
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	607
Deutsche Bank AG
4.250% due 10/14/2021		4,000	4,192
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		200	201
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,700	1,707
4.750% due 08/15/2017		10,270	10,305
Goldman Sachs Group, Inc.
2.352% due 11/15/2021		1,300	1,313
HSBC Holdings PLC
2.799% due 01/05/2022		800	823
3.400% due 03/08/2021		500	514
4.300% due 03/08/2026		300	320
HSBC USA, Inc.
1.949% due 08/07/2018		800	803
Lloyds Banking Group PLC
7.875% due 06/27/2029 (d)	GBP	900	1,375
Macquarie Bank Ltd.
6.625% due 04/07/2021		$546	616
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		100	114
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	360	487
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		$400	409
4.125% due 09/24/2025		400	420
Wells Fargo & Co.
3.500% due 03/08/2022		38	40

			39,359

INDUSTRIALS 1.4%
AbbVie, Inc.
1.800% due 05/14/2018		500	501
3.200% due 11/06/2022		100	103
3.600% due 05/14/2025		200	204
4.500% due 05/14/2035		100	106
4.700% due 05/14/2045		100	107
Allergan Funding SCS
2.483% due 03/12/2020		100	102
Charter Communications Operating LLC
4.464% due 07/23/2022		300	320
4.908% due 07/23/2025		700	758
6.384% due 10/23/2035		100	119

6.484% due 10/23/2045	300	362
6.834% due 10/23/2055	100	123
CVS Health Corp.
3.500% due 07/20/2022	100	104
3.875% due 07/20/2025	709	738
DP World Sukuk Ltd.
6.250% due 07/02/2017	1,100	1,100
Enbridge, Inc.
1.946% due 06/15/2020	900	900
Forest Laboratories LLC
4.875% due 02/15/2021	186	200
HCA, Inc.
3.750% due 03/15/2019	4,500	4,601
Kraft Heinz Foods Co.
2.000% due 07/02/2018	100	100
3.500% due 07/15/2022	100	103
3.950% due 07/15/2025	100	103
5.000% due 07/15/2035	100	109
5.200% due 07/15/2045	100	109
President & Fellows of Harvard College
6.500% due 01/15/2039	1,100	1,614
QUALCOMM, Inc.
4.800% due 05/20/2045	300	330
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	500	498
2.400% due 09/23/2021	570	564
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	1,600	1,619

		15,597

UTILITIES 1.3%
AT&T, Inc.
2.023% due 07/15/2021	4,900	4,954
FirstEnergy Corp.
3.900% due 07/15/2027	600	601
4.850% due 07/15/2047	100	102
Verizon Communications, Inc.
2.946% due 03/15/2022	34	34
2.992% due 09/14/2018	9,100	9,266
4.500% due 09/15/2020	300	321

		15,278

Total Corporate Bonds & Notes (Cost $69,140)		70,234

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	152
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	4,082
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	427

		4,661

COLORADO 0.4%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	4,951

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	413
7.750% due 01/01/2042	700	714

		1,127

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,203

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	775

Total Municipal Bonds & Notes (Cost $11,051)		12,717

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
1.566% due 07/25/2037	37	37
1.596% due 07/25/2037	43	43
1.616% due 09/25/2035	136	137

2.310% due 08/01/2022	100	101
4.000% due 07/01/2018 - 03/01/2026	952	991
4.498% due 07/01/2019	468	490
5.000% due 04/01/2035	140	154
5.500% due 09/01/2023	8	8
6.000% due 05/01/2019 - 05/01/2041	1,760	1,991
7.500% due 04/01/2024 - 11/01/2037	201	229
Freddie Mac
1.256% due 12/25/2036	7	7
1.869% due 10/15/2037	45	46
6.000% due 04/01/2040	7	8
Ginnie Mae
6.000% due 12/15/2038	103	117
Small Business Administration
5.290% due 12/01/2027	42	45
5.720% due 01/01/2029	856	941
6.020% due 08/01/2028	637	703

Total U.S. Government Agencies (Cost $5,780)		6,048

U.S. TREASURY OBLIGATIONS 31.6%
U.S. Treasury Bonds
4.250% due 05/15/2039	1,300	1,631
4.375% due 11/15/2039	3,900	4,978
4.500% due 08/15/2039	6,350	8,237
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	24,989	24,968
0.125% due 01/15/2023 (f)	7,628	7,561
0.125% due 07/15/2024	12,873	12,649
0.250% due 01/15/2025	16,725	16,434
0.375% due 07/15/2023	18,809	18,939
0.375% due 01/15/2027	28,446	27,949
0.625% due 01/15/2026	2,058	2,072
0.750% due 02/15/2045	312	293
1.750% due 01/15/2028	4,669	5,207
2.375% due 01/15/2025 (f)	3,892	4,435
2.375% due 01/15/2027	121	141
2.500% due 01/15/2029	4,784	5,756
3.625% due 04/15/2028	151	198
U.S. Treasury Notes
1.375% due 09/30/2020 (f)	20,800	20,648
1.375% due 10/31/2020 (f)(h)	11,300	11,209
1.500% due 08/15/2026	13,400	12,537
1.750% due 12/31/2020	34,300	34,400
1.875% due 10/31/2022	27,800	27,702
2.000% due 11/30/2020 (f)(h)	6,100	6,172
2.000% due 07/31/2022	10,100	10,145
2.000% due 08/15/2025 (f)	18,700	18,382
2.000% due 11/15/2026	3,400	3,316
2.125% due 08/31/2020 (f)(h)	17,100	17,376
2.125% due 05/15/2025	23,400	23,254
2.250% due 11/15/2025 (h)	700	700
2.375% due 08/15/2024	31,200	31,674

Total U.S. Treasury Obligations (Cost $361,529)		358,963

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
Adjustable Rate Mortgage Trust
5.167% due 11/25/2037 ^	7,974	6,677
American Home Mortgage Assets Trust
1.652% due 11/25/2046	8,690	4,666
BCAP LLC Trust
6.146% due 03/26/2037	9,779	7,968
Bear Stearns ALT-A Trust
3.185% due 11/25/2035 ^	6,693	5,414
3.243% due 11/25/2035 ^	334	305
ChaseFlex Trust
1.516% due 07/25/2037	461	377
Citigroup Mortgage Loan Trust, Inc.
1.286% due 01/25/2037	6	5
2.990% due 03/25/2036 ^	405	388
3.083% due 08/25/2035	160	158
Countrywide Alternative Loan Trust
1.376% due 02/25/2047	27	25
1.376% due 09/25/2047	4,315	4,079
1.416% due 06/25/2037	84	77
1.732% due 02/25/2036	10	9
6.000% due 06/25/2047	3,187	2,734
Countrywide Home Loan Mortgage Pass-Through Trust
3.123% due 11/25/2034	9	9
3.348% due 02/20/2035	7	7
5.500% due 11/25/2035 ^	59	53
Credit Suisse Mortgage Capital Certificates
3.336% due 02/27/2037	1,263	1,281
Deutsche ALT-A Securities, Inc.
1.396% due 06/25/2037 ^	463	438

1.546% due 08/25/2037		5,061	3,945
Eddystone Finance PLC
0.862% due 04/19/2021	GBP	1,154	1,502
GSR Mortgage Loan Trust
3.152% due 11/25/2035		$9	9
HarborView Mortgage Loan Trust
1.379% due 12/19/2036 ^		774	671
JPMorgan Mortgage Trust
3.370% due 08/25/2034		104	104
3.411% due 07/25/2035		60	60
3.505% due 02/25/2035		3	3
5.750% due 01/25/2036 ^		20	17
Merrill Lynch Mortgage Investors Trust
3.460% due 09/25/2035 ^		177	161
MortgageIT Securities Corp. Mortgage Loan Trust
1.446% due 06/25/2047		2,007	1,739
Residential Accredit Loans, Inc. Trust
1.401% due 08/25/2036		920	814
1.416% due 05/25/2047		10,703	10,056
Structured Adjustable Rate Mortgage Loan Trust
3.347% due 04/25/2035		258	247
Structured Asset Mortgage Investments Trust
1.336% due 08/25/2036		12,027	10,658
1.446% due 02/25/2036		2,251	2,048
WaMu Mortgage Pass-Through Certificates Trust
1.462% due 01/25/2047		30	28
1.502% due 05/25/2047		4,968	4,514
2.145% due 09/25/2046		56	54
2.145% due 10/25/2046		50	48
3.057% due 06/25/2037 ^		1,855	1,715
Wells Fargo Mortgage-Backed Securities Trust
3.028% due 12/25/2036		347	323
3.107% due 03/25/2036 ^		330	325
3.246% due 07/25/2036 ^		961	933

Total Non-Agency Mortgage-Backed Securities (Cost $69,689)			74,644

ASSET-BACKED SECURITIES 12.2%
Asset-Backed Funding Certificates Trust
1.346% due 01/25/2037		2,912	2,103
Asset-Backed Securities Corp. Home Equity Loan Trust
2.176% due 07/25/2035		300	293
Bayview Opportunity Master Fund Trust
3.475% due 10/28/2031		353	356
Bear Stearns Asset-Backed Securities Trust
1.326% due 02/25/2037		1,843	1,849
1.366% due 07/25/2036		2,561	2,502
1.376% due 08/25/2036		979	1,004
1.416% due 12/25/2036		352	339
CIT Mortgage Loan Trust
2.566% due 10/25/2037		3,111	3,095
Citigroup Mortgage Loan Trust, Inc.
1.276% due 07/25/2045		24	17
1.376% due 12/25/2036		3,607	2,421
Countrywide Asset-Backed Certificates
1.356% due 06/25/2037		1,345	1,127
1.356% due 06/25/2047 ^		1,448	1,127
1.466% due 06/25/2047		1,200	992
1.476% due 12/25/2036		3,922	3,492
1.496% due 09/25/2036		7,940	7,859
1.516% due 07/25/2036		4,772	4,738
4.856% due 10/25/2046 ^		7,178	6,772
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		3,359	3,370
Credit-Based Asset Servicing and Securitization LLC
1.336% due 07/25/2037		10	7
Fieldstone Mortgage Investment Trust
1.951% due 12/25/2035		10,750	9,596
First Franklin Mortgage Loan Trust
1.746% due 09/25/2035		4,000	3,963
Fremont Home Loan Trust
1.316% due 08/25/2036		108	45
1.386% due 02/25/2036		1,423	1,267
GSAA Home Equity Trust
3.396% due 03/25/2036		7,353	5,919
GSAMP Trust
1.366% due 08/25/2036		913	879
2.536% due 12/25/2034 ^		1,711	1,226
Home Equity Loan Trust
1.556% due 04/25/2037		5,300	4,064
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.266% due 11/25/2034		801	790
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025		300	302
MASTR Specialized Loan Trust
1.476% due 06/25/2046		4,388	4,133

Merrill Lynch Mortgage Investors Trust
1.326% due 08/25/2037		8,815	5,590
Morgan Stanley ABS Capital, Inc. Trust
1.266% due 07/25/2036		6	4
1.376% due 09/25/2036		3,359	1,883
1.431% due 03/25/2037		19,079	9,531
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		5,298	2,997
Option One Mortgage Loan Trust
1.526% due 04/25/2037		418	265
People’s Choice Home Loan Securities Trust
1.736% due 12/25/2035		812	786
Popular ABS Mortgage Pass-Through Trust
1.546% due 07/25/2036		3,700	2,993
Residential Asset Mortgage Products Trust
2.311% due 09/25/2033		1,723	1,680
Residential Asset Securities Corp. Trust
1.466% due 04/25/2037		13,711	13,456
1.616% due 02/25/2036		580	556
Securitized Asset-Backed Receivables LLC Trust
1.466% due 05/25/2036		1,616	976
1.506% due 11/25/2035		1,959	1,937
SG Mortgage Securities Trust
1.396% due 02/25/2036		5,672	3,440
SLM Private Education Loan Trust
1.759% due 07/15/2022		242	242
4.409% due 05/16/2044		150	155
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	325	370
Soundview Home Loan Trust
1.276% due 11/25/2036		$9	4
1.776% due 08/25/2035		2,200	1,790
Specialty Underwriting & Residential Finance Trust
1.516% due 12/25/2036		2,487	2,165
Structured Asset Securities Corp. Mortgage Loan Trust
1.446% due 05/25/2047		2,300	2,151
Venture CDO Ltd.
1.373% due 07/22/2021		29	29
VOLT LLC
3.250% due 04/25/2059		2,800	2,805
3.375% due 05/28/2047		3,288	3,295
3.500% due 03/25/2047		2,059	2,068
Voya CLO Ltd.
2.458% due 10/15/2022		1,598	1,597

Total Asset-Backed Securities (Cost $133,252)			138,412

SOVEREIGN ISSUES 1.2%
Brazil Government International Bond
5.625% due 02/21/2047		1,700	1,628
Brazil Letras do Tesouro Nacional
6.000% due 05/15/2055	BRL	3,000	2,896
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (c)		11,989	3,779
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,101
Korea Development Bank
3.500% due 08/22/2017		200	200
Province of Ontario
1.100% due 10/25/2017		200	200
1.650% due 09/27/2019		300	299
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,596
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	60,000	531

Total Sovereign Issues (Cost $13,868)			13,230

SHORT-TERM INSTRUMENTS 3.7%
CERTIFICATES OF DEPOSIT 2.0%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		$200	200
Barclays Bank PLC
1.949% due 11/06/2017		4,000	4,009
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		1,100	1,102
Natixis S.A.
1.979% due 09/25/2017		5,300	5,308
Norinchukin Bank
1.871% due 10/11/2017		5,500	5,511
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017		1,600	1,602
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		3,700	3,706

2.012% due 10/06/2017	1,000	1,002

		22,440

COMMERCIAL PAPER 1.6%
Bell Canada
1.373% due 07/18/2017	7,500	7,495
Credit Suisse AG
1.507% due 07/03/2017	200	200
Deutsche Telekom AG
1.319% due 07/05/2017	5,000	4,999
Engie
1.638% due 10/04/2017	900	897
Marriott International
1.523% due 07/24/2017	1,400	1,398
Mondelez International, Inc.
1.391% due 07/12/2017	1,600	1,599
Natixis NY
1.434% due 07/03/2017	300	300
Standard Chartered Bank
1.465% due 07/03/2017	300	300
TransCanada American, Inc.
1.472% due 07/12/2017	600	600

		17,788

ARGENTINA TREASURY BILLS 0.1%
2.764% due 07/14/2017 - 02/09/2018 (a)(b)	1,200	1,188

Total Short-Term Instruments (Cost $41,378)		41,416

Total Investments in Securities (Cost $706,574)		716,556

	SHARES
INVESTMENTS IN AFFILIATES 36.0%
SHORT-TERM INSTRUMENTS 36.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 36.0%
PIMCO Short-Term Floating NAV Portfolio III	35,466,520	350,622
PIMCO Short-Term Floating NAV Portfolio IV	5,804,357	58,078

Total Short-Term Instruments (Cost $408,656)		408,700

Total Investments in Affiliates (Cost $408,656)		408,700

Total Investments 99.2% (Cost $1,115,230)		$1,125,256
Financial Derivative Instruments (e)(g) 11.1% (Cost or Premiums, net $8,015)		125,807
Other Assets and Liabilities, net (10.3)%		(117,131)

Net Assets 100.0%		$1,133,932

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (1)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$2,600	$(2,531)	$(2,537)

Total Short Sales (0.2)%				$(2,531)	$(2,537)

(1)	Payable for short sales includes $8 of accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	144	$(40)	$(113)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	435	(173)	(32)
Put - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/21/2017	291	(170)	(458)

				$(383)	$(603)

Total Written Options				$(383)	$(603)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	15	AUD	1,490	$(23)	$0	$(17)
Euro-Bund 10-Year Bond September Futures	09/2017	137	EUR	25,329	(426)	0	(247)
Russell 2000 Mini Index September Futures	09/2017	2,049		$144,895	202	3	(357)
U.S. Treasury 2-Year Note September Futures	09/2017	574		124,047	(99)	0	(54)
U.S. Treasury 5-Year Note September Futures	09/2017	735		86,609	(229)	0	(126)
U.S. Treasury 30-Year Bond September Futures	09/2017	293		45,030	367	0	(165)
United Kingdom Long Gilt September Futures	09/2017	74	GBP	12,103	(206)	0	(107)

					$(414)	$3	$(1,073)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond August Futures	07/2017	66	EUR	(3)	$28	$10	$0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond August Futures	07/2017	69		(2)	33	5	0
Euro-Bobl September Futures	09/2017	51		(7,671)	61	28	0
Euro-Buxl 30-Year Bond September Futures	09/2017	92		(17,182)	494	363	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	251		(42,566)	267	373	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond August Futures	07/2017	66		(170)	(125)	0	(93)
Put Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond August Futures	07/2017	69		(214)	(177)	0	(108)
U.S. Treasury 10-Year Note September Futures	09/2017	731		$(91,763)	328	205	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	42		(6,967)	(143)	29	0

					$766	$1,013	$(201)

Total Futures Contracts					$352	$1,016	$(1,274)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Volkswagen International Finance NV	1.000%	12/20/2017	0.108%	EUR 100	$1	$0	$1	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR 1,100	$(20)	$(8)	$(28)	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$2,673	$109	$103	$212	$4	$0
CDX.HY-28 5-Year Index	5.000	06/20/2022	1,700	118	2	120	4	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	8,200	90	80	170	2	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	1,400	16	15	31	1	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	2,400	32	18	50	1	0
CDX.IG-28 5-Year Index	1.000	06/20/2022	3,700	64	6	70	2	0

				$429	$224	$653	$14	$0

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	01/04/2021	BRL	3,870	$23	$(15)	$8	$0	$(3)
Pay	1-Year BRL-CDI	9.715	01/04/2021		13,300	0	28	28	0	(10)
Pay	1-Year BRL-CDI	9.730	01/04/2021		9,270	0	19	19	0	(7)
Pay	1-Year BRL-CDI	9.743	01/04/2021		12,500	0	24	24	0	(9)
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046	CAD	6,100	732	(26)	706	126	0
Pay (6)	3-Month USD-LIBOR	2.200	11/24/2018		$10,000	45	15	60	0	(2)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		301,900	(4,397)	3,336	(1,061)	58	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		129,600	1,311	(410)	901	55	0
Receive (6)	3-Month USD-LIBOR	3.000	11/25/2020		20,100	(116)	(56)	(172)	9	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		2,300	20	(60)	(40)	0	(4)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		25,100	903	(951)	(48)	0	(55)
Pay (6)	3-Month USD-LIBOR	2.500	12/15/2023		76,300	(99)	109	10	0	(60)
Pay	3-Month USD-LIBOR	2.250	06/15/2026		1,100	(60)	59	(1)	3	0
Receive (6)	3-Month USD-LIBOR	2.750	12/15/2026		53,900	(46)	(5)	(51)	35	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		69,010	1,388	1,636	3,024	208	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		6,200	416	29	445	18	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		18,600	(3,016)	2,259	(757)	85	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		9,285	(971)	1,086	115	41	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		9,800	(446)	1,042	596	41	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		6,200	(272)	689	417	26	0
Receive (6)	3-Month USD-LIBOR	2.455	04/17/2048		1,400	0	45	45	6	0
Receive (6)	3-Month USD-LIBOR	2.285	05/25/2048		9,800	176	507	683	43	0
Receive (6)	3-Month USD-LIBOR	2.465	05/25/2048		2,200	0	68	68	10	0
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	26,700	(541)	388	(153)	290	0
Pay (6)	6-Month EUR-EURIBOR	2.036	02/03/2037		21,300	0	(128)	(128)	0	(205)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		11,700	41	(344)	(303)	0	(317)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,800	(219)	10	(209)	6	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		16,300	(1,253)	140	(1,113)	73	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		10,400	(112)	(59)	(171)	134	0
Receive (6)	6-Month GBP-LIBOR	2.040	02/01/2037		3,500	1	(41)	(40)	40	0
Receive (6)	6-Month GBP-LIBOR	2.043	02/01/2037		15,400	0	(180)	(180)	177	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		3,400	(188)	49	(139)	111	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046	JPY	840,000	322	362	684	79	0
Pay	CPTFEMU	0.740	01/15/2020	EUR	5,200	(11)	28	17	4	0

						$(6,369)	$9,653	$3,284	$1,678	$(672)

Total Swap Agreements						$(5,959)	$9,869	$3,910	$1,693	$(672)

(f)	Securities with an aggregate market value of $18,020 and cash of $2,793 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	GBP	4,051		$5,206	$0	$(70)
	07/2017		$613	EUR	539	3	0
	08/2017	CHF	21,651		$22,620	1	0
BPS	07/2017	EUR	3,809		4,333	0	(18)
	07/2017		$8,794	JPY	984,500	0	(41)
	08/2017	JPY	984,500		$8,804	41	0
	08/2017		$4,339	EUR	3,809	18	0
	12/2018	JPY	970,000		$8,840	0	(36)
BRC	08/2017		$23,465	EUR	20,527	13	0
CBK	07/2017	BRL	23,796		$7,237	54	0
	07/2017		$7,193	BRL	23,796	0	(10)
	07/2017		4,759	EUR	4,230	73	0
	08/2017		2,339	AUD	3,050	4	0
	09/2017		4,630	RUB	268,410	0	(152)
	12/2018	JPY	1,630,000		$14,869	0	(46)
	12/2018		$23,559	JPY	2,600,000	232	0
DUB	07/2017	CHF	21,651		$22,613	34	0
	08/2017	NZD	3,032		2,214	0	(7)
GLM	07/2017	CAD	1,107		821	0	(33)
	07/2017	JPY	984,500		8,892	139	0
	10/2017	RUB	338,024		5,767	162	0
HUS	08/2017		$1,214	GBP	934	4	0
	01/2021	BRL	1,520		$234	0	(131)
JPM	07/2017	EUR	421		472	0	(8)
	07/2017		$844	CAD	1,107	9	0
	07/2017		22,816	EUR	19,988	13	0
	08/2017	CAD	1,107		$845	0	(9)
	08/2017	NZD	4,940		3,619	2	0
MSB	07/2017		7,590	AUD	7,228	0	(7)
NGF	07/2017	BRL	23,796		$7,193	10	0
	07/2017		$7,110	BRL	23,796	73	0
	08/2017	BRL	23,796		$7,068	0	(73)
SCX	07/2017	GBP	8,972		11,415	0	(270)
	08/2017		$3,619	AUD	4,713	2	0
	09/2017	SGD	30,611		$22,185	0	(76)
SOG	08/2017	MXN	121,907		6,306	0	(375)
UAG	07/2017		$16,690	GBP	13,023	271	0
	08/2017	GBP	13,023		$16,705	0	(272)
	09/2017	HKD	1,233		158	0	0

Total Forward Foreign Currency Contracts						$1,158	$(1,634)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus MXN	MXN	22.480	01/08/2018	EUR	7,160	$227	$529
	Put - OTC USD versus MXN		19.000	01/05/2018		$9,527	89	428
FBF	Put - OTC EUR versus MXN		22.480	01/08/2018	EUR	2,241	77	166

							$393	$1,123

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019		$7,600	$871	$365
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		7,600	871	917
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	6,700	176	180
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$9,900	504	348
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	4,800	127	146
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019		$42,700	1,598	1,262
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		42,700	1,598	1,867
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		19,700	1,019	693
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	7,300	195	212
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		$409,100	192	3
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		60,900	345	169
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		6,300	303	224
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		14,400	1,659	775
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		14,400	1,659	1,676
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		116,300	67	1

								$11,184	$8,838

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.150%	3-Month USD-LIBOR	11/28/2017	$266,700	$226	$37
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.400	3-Month USD-LIBOR	04/05/2018	976,700	635	452
SOG	Call - OTC 1-Year Interest Rate Floor	0.400	3-Month USD-LIBOR	10/26/2017	198,100	20	0

						$881	$489

Straddle Options

Counterparty	Description	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
DUB	Call & Put - OTC 3-Month vs. 10-Year Forward Volatility Agreement	0.000%	07/18/2017	$9,600	$270	$234
MYC	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000	09/21/2017	1,400	122	119

					$392	$353

Total Purchased Options					$12,850	$10,803

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC EUR versus MXN	MXN	27.600	01/08/2018	EUR	7,160	$(230)	$(17)
	Put - OTC USD versus MXN		18.000	01/05/2018		$19,054	(76)	(334)
FBF	Call - OTC EUR versus MXN		27.600	01/08/2018	EUR	2,241	(77)	(5)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$2,162	(115)	(1)

							$(498)	$(357)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$49,400	$(514)	$(378)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	98,600	(1,050)	(756)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	31,500	(333)	(253)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	13,100	(346)	(182)

							$(2,243)	$(1,569)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor (1)	0.040%	3-Month USD-LIBOR	11/28/2017	$533,400	$(229)	$(12)
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.650	3-Month USD-LIBOR	04/05/2018	976,700	(98)	(107)
SOG	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/26/2017	198,100	0	0

						$(327)	$(119)

Total Written Options						$(3,072)	$(2,045)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$600	$80	$(11)	$69	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	7,570	(1,564)	920	0	(644)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	107	(14)	93	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	1	1	0

					$(1,377)	$896	$163	$(644)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	03/30/2020	EUR	24,100	$(3)	$(141)	$0	$(144)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Russell 2000 Index	103,546	3-Month USD-LIBOR less a specified spread	08/10/2017	$ 602,362	$0	$113,439	$113,439	$0
JPM	Receive	Russell 2000 Index	39,486	3-Month USD-LIBOR less a specified spread	11/08/2017	268,425	0	4,551	4,551	0

							$0	$117,990	$117,990	$0

Total Swap Agreements							$(1,380)	$118,745	$118,153	$(788)

(h)	Securities with an aggregate market value of $1,192 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$892	$0	$892
Corporate Bonds & Notes
Banking & Finance	0	39,359	0	39,359
Industrials	0	15,597	0	15,597
Utilities	0	15,278	0	15,278
Municipal Bonds & Notes
California	0	4,661	0	4,661
Colorado	0	4,951	0	4,951
Illinois	0	1,127	0	1,127
New York	0	1,203	0	1,203
Washington	0	775	0	775
U.S. Government Agencies	0	6,048	0	6,048
U.S. Treasury Obligations	0	358,963	0	358,963
Non-Agency Mortgage-Backed Securities	0	74,644	0	74,644
Asset-Backed Securities	0	138,412	0	138,412
Sovereign Issues	0	13,230	0	13,230
Short-Term Instruments
Certificates of Deposit	0	22,440	0	22,440
Commercial Paper	0	17,788	0	17,788
Argentina Treasury Bills	0	1,188	0	1,188
	$0	$716,556	$0	$716,556

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$408,700	$0	$0	$408,700

Total Investments	$408,700	$716,556	$0	$1,125,256

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,537)	$0	$(2,537)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,016	1,693	0	2,709
Over the counter	0	130,114	0	130,114
	$1,016	$131,807	$0	$132,823
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,274)	(1,275)	0	(2,549)
Over the counter	0	(4,467)	0	(4,467)

	$(1,274)	$(5,742)	$0	$(7,016)

Total Financial Derivative Instruments	$(258)	$126,065	$0	$125,807

Totals	$408,442	$840,084	$0	$1,248,526

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return ESG Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 151.4%
CORPORATE BONDS & NOTES 40.0%
BANKING & FINANCE 28.1%
ABN AMRO Bank NV
2.100% due 01/18/2019		$2,600	$2,607
AerCap Ireland Capital DAC
4.500% due 05/15/2021		3,200	3,398
Ally Financial, Inc.
6.250% due 12/01/2017		2,850	2,903
American Express Bank FSB
6.000% due 09/13/2017		6,200	6,251
American International Group, Inc.
4.125% due 02/15/2024		1,700	1,798
American Tower Corp.
3.400% due 02/15/2019		2,427	2,479
5.000% due 02/15/2024		3,000	3,320
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		685	688
Banco de Credito e Inversiones
3.000% due 09/13/2017		2,000	2,001
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	1,100	402
4.750% due 01/15/2018 ^		1,000	365
Bank of America Corp.
2.151% due 11/09/2020		$7,900	7,870
Bank of America N.A.
6.000% due 10/15/2036		4,600	5,831
Barclays PLC
3.200% due 08/10/2021		800	812
3.250% due 02/12/2027	GBP	2,100	2,790
3.295% due 08/10/2021		$4,400	4,617
3.684% due 01/10/2023		1,900	1,951
BBVA Bancomer S.A.
7.250% due 04/22/2020		3,300	3,626
Boston Properties LP
3.700% due 11/15/2018		2,800	2,859
Cantor Fitzgerald LP
6.500% due 06/17/2022		2,800	3,137
CIT Group, Inc.
5.500% due 02/15/2019		1,537	1,618
Citigroup, Inc.
2.900% due 12/08/2021		2,600	2,629
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	3,550	4,768
Credit Suisse Group Funding Guernsey Ltd.
3.448% due 04/16/2021		$3,200	3,359
3.750% due 03/26/2025		1,900	1,923
3.800% due 09/15/2022		2,700	2,808
Crown Castle International Corp.
5.250% due 01/15/2023		2,600	2,891
European Investment Bank
2.375% due 05/24/2027		10,000	9,895
HCP, Inc.
4.000% due 12/01/2022		4,200	4,398
Hospitality Properties Trust
4.250% due 02/15/2021		800	835
ING Bank NV
2.625% due 12/05/2022		4,800	4,844
International Bank for Reconstruction & Development
1.750% due 11/22/2021		21,400	21,199
iStar, Inc.
4.000% due 11/01/2017		1,400	1,401
JPMorgan Chase & Co.
2.056% due 04/25/2023		2,300	2,303
3.625% due 05/13/2024		2,700	2,787
Kilroy Realty LP
4.375% due 10/01/2025		2,600	2,731
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		7,800	10,636
Loews Corp.
2.625% due 05/15/2023		3,000	2,980
MGIC Investment Corp.
5.750% due 08/15/2023		2,400	2,592
Mizuho Bank Ltd.
1.746% due 09/25/2017		4,500	4,505

MMcapS Funding Ltd.
1.586% due 12/26/2039		350	271
Morgan Stanley
1.982% due 02/14/2020		2,700	2,712
2.336% due 01/20/2022		3,100	3,133
National Australia Bank Ltd.
2.400% due 12/07/2021		6,600	6,608
3.250% due 03/24/2022	AUD	780	602
4.000% due 12/16/2021		1,172	934
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	17,800	2,750
NTT Finance Corp.
1.900% due 07/21/2021		$300	294
Nykredit Realkredit A/S
1.000% due 10/01/2017	DKK	10,700	1,652
2.000% due 07/01/2018		141,700	22,193
Piper Jaffray Cos.
5.060% due 10/09/2018		$1,000	1,015
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	284,500	44,216
2.000% due 04/01/2018		141,700	22,161
SBA Communications Corp.
4.875% due 09/01/2024		$2,600	2,652
Sumitomo Mitsui Financial Group, Inc.
2.901% due 03/09/2021		5,100	5,256
Swedbank AB
2.375% due 02/27/2019		2,600	2,622
Toronto-Dominion Bank
2.500% due 01/18/2023		3,600	3,627
UBS AG
2.052% due 06/01/2020		1,900	1,915
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		7,500	7,621
Unibail-Rodamco SE
1.928% due 04/16/2019		5,500	5,484
Westpac Banking Corp.
3.100% due 06/03/2021	AUD	10,300	7,955

			296,480

INDUSTRIALS 8.2%
Apple, Inc.
2.850% due 02/23/2023		$2,600	2,647
3.000% due 06/20/2027		5,100	5,082
CA, Inc.
3.600% due 08/15/2022		4,800	4,859
Charter Communications Operating LLC
3.579% due 07/23/2020		5,000	5,170
Coca-Cola Co.
1.375% due 05/30/2019		3,400	3,388
CRH America Finance, Inc.
3.400% due 05/09/2027		4,600	4,610
Danone S.A.
1.691% due 10/30/2019		500	496
Dell International LLC
3.480% due 06/01/2019		4,000	4,096
4.420% due 06/15/2021		600	633
5.450% due 06/15/2023		1,000	1,086
easyJet PLC
1.750% due 02/09/2023	EUR	2,500	2,961
eBay, Inc.
2.150% due 06/05/2020		$5,200	5,203
Ecolab, Inc.
1.450% due 12/08/2017		699	699
4.350% due 12/08/2021		279	304
ERAC USA Finance LLC
5.250% due 10/01/2020		400	434
General Mills, Inc.
1.400% due 10/20/2017		2,800	2,798
5.650% due 02/15/2019		2,600	2,755
Intel Corp.
1.262% due 05/11/2020		4,300	4,302
1.700% due 05/19/2021		3,800	3,752
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047		1,000	1,024
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,760	1,755
Local Initiatives Support Corp.
3.782% due 03/01/2027		5,000	5,056
Microsoft Corp.
3.000% due 10/01/2020		5,600	5,807
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		710	704
2.000% due 10/28/2021		2,100	2,048

Norfolk Southern Corp.
5.750% due 04/01/2018	1,340	1,380
PepsiCo, Inc.
1.342% due 04/30/2018	4,000	4,005
RELX Capital, Inc.
8.625% due 01/15/2019	500	547
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026	3,000	3,363
Xylem, Inc.
3.250% due 11/01/2026	2,400	2,395
Zoetis, Inc.
3.250% due 02/01/2023	2,800	2,873

		86,232

UTILITIES 3.7%
AT&T, Inc.
2.023% due 07/15/2021	2,600	2,628
Baltimore Gas & Electric Co.
3.350% due 07/01/2023	4,500	4,634
British Telecommunications PLC
2.350% due 02/14/2019	2,800	2,817
Consolidated Edison, Inc.
2.000% due 05/15/2021	3,300	3,251
Duke Energy Corp.
3.750% due 04/15/2024	3,000	3,139
Genesis Energy LP
5.625% due 06/15/2024	1,400	1,333
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	10,000	10,175
Pacific Gas & Electric Co.
2.450% due 08/15/2022	2,660	2,660
Southern Power Co.
2.500% due 12/15/2021	8,100	8,034

		38,671

Total Corporate Bonds & Notes (Cost $413,837)		421,383

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	2,100	3,210
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,916
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	228

		6,354

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,332
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,900	1,938

		3,270

Total Municipal Bonds & Notes (Cost $9,020)		9,624

U.S. GOVERNMENT AGENCIES 51.1%
Fannie Mae
1.276% due 07/25/2037	513	504
1.305% due 06/25/2055	3,675	3,666
1.445% due 09/25/2046	2,613	2,622
1.466% due 05/25/2037	22	22
1.576% due 03/25/2037	43	43
1.816% due 05/25/2040	1,365	1,378
1.892% due 07/01/2044	101	103
2.310% due 08/01/2022	200	201
2.694% due 08/01/2035	223	237
2.728% due 08/01/2035	881	913
2.870% due 09/01/2027	3,400	3,414
2.894% due 09/01/2034	102	106
2.912% due 07/01/2035	880	927
2.927% due 01/01/2035	141	147
2.933% due 03/01/2033	9	10
2.954% due 09/01/2035	28	29
3.129% due 05/25/2035	101	107
3.135% due 09/01/2037	37	39
3.206% due 07/01/2034	6	7
3.292% due 04/01/2038	150	158
3.500% due 10/01/2025 - 11/01/2025	451	470
3.527% due 04/01/2038	51	54
3.607% due 04/01/2038	41	44

4.000% due 12/01/2018 - 11/01/2030	779	819
4.500% due 08/01/2018 - 10/01/2042	2,357	2,540
5.000% due 03/01/2034 - 02/01/2041	346	383
5.500% due 12/01/2018 - 07/01/2041	19,776	22,011
5.500% due 04/01/2034 (g)	7,156	8,012
5.862% due 02/01/2031	1	1
6.000% due 07/01/2017 - 09/01/2039	3,638	4,129
6.500% due 01/01/2026 - 06/25/2044	77	87
7.500% due 02/01/2027	79	85
Fannie Mae, TBA
3.000% due 08/01/2032 - 08/01/2047	101,000	101,213
3.500% due 08/01/2047 - 09/01/2047	134,000	137,273
4.000% due 08/01/2047 - 09/01/2047	73,500	77,104
4.500% due 08/01/2047	29,000	31,068
6.000% due 07/01/2047	3,000	3,378
Freddie Mac
1.394% due 12/15/2042	18,442	18,428
1.869% due 10/15/2037	18	18
2.792% due 12/01/2022	12	12
3.073% due 07/01/2030	9	9
3.129% due 08/15/2032	65	68
3.500% due 10/01/2025 - 11/01/2025	98	102
3.533% due 04/01/2033	2	2
3.556% due 04/01/2038	236	251
4.000% due 08/01/2030 - 02/01/2041	481	510
4.500% due 02/01/2029 - 01/01/2036	1,085	1,163
5.000% due 10/01/2039	34	37
5.500% due 06/01/2019 - 01/01/2039	820	915
6.000% due 08/01/2026 - 05/01/2040	3,709	4,187
6.500% due 05/15/2032	3,439	3,814
7.000% due 02/15/2027 - 07/01/2029	389	440
7.500% due 09/01/2025	5	5
Freddie Mac, TBA
3.500% due 08/01/2047	13,000	13,330
4.000% due 08/01/2047	40,000	41,987
4.500% due 07/01/2047	6,000	6,426
Ginnie Mae
1.363% due 06/20/2061	1,846	1,847
1.451% due 11/20/2045	2,356	2,354
1.573% due 05/20/2066	2,131	2,135
1.593% due 05/20/2065	1,331	1,328
1.713% due 02/20/2066	1,841	1,853
1.772% due 02/16/2030	27	27
1.793% due 09/20/2066	6,010	6,064
2.125% due 06/20/2022 - 08/20/2027	126	129
2.250% due 10/20/2024 - 12/20/2026	90	93
2.375% due 01/20/2024 - 02/20/2032	395	408
2.480% due 06/20/2067	8,000	8,273
2.550% due 04/20/2067	2,501	2,583
4.000% due 09/20/2040	56	59
5.000% due 03/15/2033 - 05/15/2042	2,723	2,988
6.000% due 04/15/2037	37	42
7.000% due 08/15/2031 - 02/20/2032	8	9
Ginnie Mae, TBA
3.500% due 08/01/2047	2,000	2,068
4.000% due 07/01/2047 - 08/01/2047	9,000	9,459
5.000% due 07/01/2047	1,000	1,090
Small Business Administration
5.130% due 09/01/2023	89	95
5.520% due 06/01/2024	421	448

Total U.S. Government Agencies (Cost $537,297)		538,360

U.S. TREASURY OBLIGATIONS 23.3%
U.S. Treasury Bonds
2.250% due 08/15/2046	3,000	2,646
2.500% due 02/15/2045	3,700	3,459
2.500% due 02/15/2046 (k)	2,000	1,865
2.750% due 11/15/2042 (g)	7,700	7,621
2.875% due 05/15/2043	6,500	6,572
2.875% due 08/15/2045	4,700	4,735
3.000% due 11/15/2044 (g)	6,500	6,719
3.125% due 08/15/2044 (g)	18,800	19,895
3.375% due 05/15/2044 (g)	38,200	42,270
3.625% due 08/15/2043 (k)	4,400	5,069
3.750% due 11/15/2043 (g)(k)	7,200	8,476
4.250% due 05/15/2039	1,700	2,133
4.375% due 11/15/2039 (g)	9,900	12,635
4.375% due 05/15/2040	400	511
4.500% due 08/15/2039	2,700	3,503
4.625% due 02/15/2040 (k)	1,100	1,452
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (i)	7,016	7,007
0.125% due 01/15/2023 (i)	1,059	1,050
0.125% due 07/15/2026	306	296

0.375% due 01/15/2027		10,933	10,742
0.625% due 01/15/2026		2,161	2,176
0.750% due 02/15/2045		3,219	3,025
1.750% due 01/15/2028		32,099	35,802
2.375% due 01/15/2025		7,524	8,575
2.500% due 01/15/2029		2,733	3,289
3.625% due 04/15/2028		1,210	1,581
3.875% due 04/15/2029		5,206	7,074
U.S. Treasury Notes
1.375% due 03/31/2020 (i)(k)		1,300	1,295
2.000% due 10/31/2021 (i)(k)		3,800	3,831
2.250% due 11/15/2024 (g)(i)(k)		29,800	29,963

Total U.S. Treasury Obligations (Cost $246,175)			245,267

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Banc of America Mortgage Trust
3.210% due 09/25/2034		1,860	1,844
6.000% due 05/25/2037		3,386	2,811
BCAP LLC Trust
1.237% due 01/26/2036		2,876	2,807
5.042% due 03/26/2037		347	342
Bear Stearns Structured Products, Inc. Trust
3.063% due 12/26/2046		828	716
Countrywide Alternative Loan Trust
1.386% due 05/25/2047		923	827
1.392% due 02/20/2047 ^		2,448	1,948
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		179	179
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		5,300	5,326
GSMPS Mortgage Loan Trust
1.616% due 04/25/2036		2,372	1,980
HSI Asset Loan Obligation Trust
3.653% due 09/25/2037 ^		3,680	2,974
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032		6	6
IndyMac Mortgage Loan Trust
3.171% due 01/25/2036 ^		1,288	1,091
3.820% due 01/25/2037 ^		1,032	1,032
JPMorgan Commercial Mortgage-Backed Securities Trust
5.828% due 03/18/2051		340	339
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^		3,202	2,526
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		2,387	2,352
MASTR Alternative Loan Trust
5.000% due 11/25/2018		360	360
Morgan Stanley Bank of America Merrill Lynch Trust
3.150% due 03/15/2048		5,000	5,158
Residential Accredit Loans, Inc. Trust
1.401% due 08/25/2036		2,901	2,567
1.406% due 07/25/2036		2,538	2,248
Structured Asset Mortgage Investments Trust
1.346% due 03/25/2037		1,977	1,470
Thornburg Mortgage Securities Trust
2.948% due 10/25/2046		2,087	1,985
WaMu Mortgage Pass-Through Certificates Trust
1.932% due 11/25/2042		115	109
2.808% due 12/25/2036 ^		1,348	1,280
3.202% due 03/25/2037		2,163	2,129
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		267	269

Total Non-Agency Mortgage-Backed Securities (Cost $46,174)			46,675

ASSET-BACKED SECURITIES 11.5%
ALESCO Preferred Funding Ltd.
1.619% due 12/23/2036		1,253	965
1.629% due 09/23/2036		1,348	1,059
1.906% due 09/23/2038		598	517
AmeriCredit Automobile Receivables Trust
1.509% due 05/18/2020		2,700	2,701
Ares CLO Ltd.
2.348% due 04/17/2026		2,600	2,609
2.380% due 08/28/2025		2,600	2,606
Babson CLO Ltd.
2.308% due 10/17/2026		2,400	2,403
Bear Stearns Asset-Backed Securities Trust
1.376% due 08/25/2036		670	687
Bosphorus CLO
0.700% due 10/15/2025	EUR	1,790	2,048
Carlyle Global Market Strategies CLO Ltd.
2.320% due 07/27/2026		$2,600	2,603
Cent CLO Ltd.
2.380% due 07/27/2026		2,700	2,708

CIFC Funding Ltd.
2.173% due 10/24/2025	2,000	2,007
2.392% due 05/24/2026	2,100	2,103
Countrywide Asset-Backed Certificates
1.446% due 05/25/2037	2,300	1,625
1.696% due 12/25/2031 ^	164	133
Dryden Senior Loan Fund
0.000% due 10/15/2026	2,700	2,701
DT Auto Owner Trust
1.560% due 06/15/2020	1,931	1,929
Galaxy CLO Ltd.
2.310% due 11/16/2025	2,600	2,603
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	3,000	3,001
Golden Credit Card Trust
1.559% due 02/15/2021	2,700	2,707
Goldentree Loan Opportunities Ltd.
2.368% due 04/19/2026	2,700	2,710
GSAMP Trust
1.286% due 12/25/2036	359	196
HSI Asset Loan Obligation Trust
1.276% due 12/25/2036	286	119
ING Investment Management CLO Ltd.
1.383% due 06/14/2022	38	38
JMP Credit Advisors CLO Ltd.
2.398% due 10/17/2025	2,700	2,706
JPMorgan Mortgage Acquisition Corp.
1.626% due 10/25/2035 ^	3,300	2,902
Lehman XS Trust
6.160% due 01/25/2036	4,635	3,774
Morgan Stanley ABS Capital, Inc. Trust
1.366% due 06/25/2036	3,133	2,899
2.466% due 07/25/2037	400	315
Morgan Stanley IXIS Real Estate Capital Trust
1.366% due 11/25/2036	10,841	5,561
Morgan Stanley Mortgage Loan Trust
1.576% due 04/25/2037	410	207
MP CLO Ltd.
2.408% due 07/18/2026	2,700	2,706
Navient Student Loan Trust
1.516% due 07/26/2066	3,017	3,018
New Century Home Equity Loan Trust
4.216% due 01/25/2033 ^	1,743	1,637
Oak Hill Credit Partners Ltd.
2.286% due 07/20/2026	2,600	2,607
Oaktree CLO Ltd.
2.376% due 10/20/2026	2,600	2,605
Octagon Investment Partners Ltd.
2.258% due 04/15/2026	2,600	2,597
Option One Mortgage Loan Trust
1.436% due 02/25/2037	5,324	3,492
OZLM Funding Ltd.
2.288% due 01/17/2026	2,700	2,705
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.091% due 12/25/2034	6,460	5,453
Regatta Funding Ltd.
2.316% due 10/25/2026	2,500	2,501
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036	6,459	3,755
Residential Asset Securities Corp. Trust
1.366% due 08/25/2036	480	480
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019	2,800	2,798
SLM Student Loan Trust
1.276% due 01/25/2027	2,462	2,450
1.706% due 10/26/2026	2,108	2,110
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	2,794	2,788
Symphony CLO Ltd.
2.338% due 10/17/2026	2,600	2,605
THL Credit Wind River CLO Ltd.
2.338% due 04/18/2026	2,600	2,603
Tropic CDO Ltd.
1.478% due 07/15/2036	2,879	2,203
Utah State Board of Regents
1.774% due 01/25/2057	2,676	2,684
VOLT LLC
3.125% due 06/25/2047	3,200	3,200
Wells Fargo Home Equity Asset-Backed Securities Trust
1.806% due 11/25/2035	1,000	1,002

Westlake Automobile Receivables Trust
1.780% due 04/15/2020		2,400	2,402

Total Asset-Backed Securities (Cost $118,491)			121,543

SOVEREIGN ISSUES 5.4%
Japan Bank for International Cooperation
2.500% due 06/01/2022		10,000	10,051
Japan International Cooperation Agency
2.750% due 04/27/2027		4,300	4,287
Province of Ontario
1.650% due 09/27/2019		7,800	7,780
3.150% due 06/02/2022	CAD	8,400	6,855
4.000% due 10/07/2019		$4,400	4,616
4.000% due 06/02/2021	CAD	8,900	7,449
Province of Quebec
1.650% due 03/03/2022		15,925	12,188
Queensland Treasury Corp.
3.000% due 03/22/2024	AUD	5,200	4,068

Total Sovereign Issues (Cost $56,728)			57,294

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 1.0%
BANKING & FINANCE 1.0%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		2,000	2,459
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (e)		6,000	7,523

			9,982

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	145

Total Preferred Securities (Cost $10,093)			10,127

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.8%
CERTIFICATES OF DEPOSIT 2.9%
Barclays Bank PLC
1.949% due 11/06/2017		$7,700	7,717
Natixis NY
1.979% due 10/02/2017		9,900	9,914
Natixis S.A.
1.979% due 09/25/2017		1,900	1,903
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017		2,600	2,604
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		8,600	8,613

			30,751

COMMERCIAL PAPER 0.3%
Standard Chartered Bank
1.430% due 07/03/2017		2,700	2,700

REPURCHASE AGREEMENTS (f) 1.2%			12,510

SHORT-TERM NOTES 0.1%
AmeriCredit Automobile Receivables Trust
0.920% due 02/20/2018		758	758

JAPAN TREASURY BILLS 9.3%
(0.137)% due 07/10/2017 - 08/28/2017 (b)(c)	JPY	11,020,000	97,985

Total Short-Term Instruments (Cost $145,840)			144,704

Total Investments in Securities (Cost $1,583,655)			1,594,977

Total Investments 151.4% (Cost $1,583,655)			$1,594,977
Financial Derivative Instruments (h)(j) (0.5)% (Cost or Premiums, net $(504))			(4,917)
Other Assets and Liabilities, net (50.9)%			(536,730)

Net Assets 100.0%			$1,053,330

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.440%	06/30/2017	07/03/2017	$10,700	Fannie Mae 4.000% due 07/01/2037	$(11,043)	$10,700	$10,701
SSB	0.050	06/30/2017	07/03/2017	1,810	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(1,850)	1,810	1,810

Total Repurchase Agreements						$(12,893)	$12,510	$12,511

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	1.040%	05/24/2017	07/21/2017	$(4,444)	$(4,449)
BOS	1.140	05/16/2017	07/17/2017	(722)	(723)
	1.300	06/08/2017	07/10/2017	(7,757)	(7,764)
GRE	1.150	05/23/2017	07/05/2017	(24,375)	(24,407)
JPS	1.130	05/09/2017	07/10/2017	(27,125)	(27,172)
NOM	1.030	04/18/2017	07/18/2017	(8,018)	(8,035)

Total Reverse Repurchase Agreements					$(72,550)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	1.160%	06/02/2017	07/05/2017	$(21,741)	$(21,763)
TDM	1.200	06/06/2017	07/06/2017	(12,410)	(12,421)
UBS	1.220	06/08/2017	08/08/2017	(16,167)	(16,181)

Total Sale-Buyback Transactions					$(50,365)

(g)	Securities with an aggregate market value of $123,355 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(68,968) at a weighted average interest rate of 1.079%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(22) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$109.250	08/25/2017	908	$8	$1
Put - CBOT U.S. Treasury 5-Year Note September Futures	109.500	08/25/2017	49	1	0
Put - CBOT U.S. Treasury 5-Year Note September Futures	110.000	08/25/2017	239	2	0
Put - CBOT U.S. Treasury 5-Year Note September Futures	111.000	08/25/2017	29	0	0
Put - CBOT U.S. Treasury 5-Year Note September Futures	112.000	08/25/2017	9	0	0
Put - CBOT U.S. Treasury 5-Year Note September Futures	112.500	08/25/2017	123	1	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/25/2017	1,006	8	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.500	08/25/2017	21	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/25/2017	48	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	115.000	08/25/2017	54	1	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	116.500	08/25/2017	3	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	499	44	41

				$65	$45

Total Purchased Options				$65	$45

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	499	$(53)	$(18)

Total Written Options				$(53)	$(18)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2017	243	EUR	44,926	$(691)	$0	$(438)
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond September Futures	08/2017	297		3	0	0	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	09/2017	70		1	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2017	2,873		$338,543	(768)	0	(494)
U.S. Treasury 10-Year Note September Futures	09/2017	973		122,142	(411)	0	(274)

					$(1,870)	$0	$(1,206)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	396		$(97,540)	$(8)	$15	$0
90-Day Eurodollar December Futures	12/2018	169		(41,490)	(29)	13	0
90-Day Eurodollar June Futures	06/2018	426		(104,759)	59	26	0
90-Day Eurodollar March Futures	03/2018	178		(43,806)	34	9	0
90-Day Eurodollar March Futures	03/2019	127		(31,161)	(24)	11	0
90-Day Eurodollar September Futures	09/2017	180		(44,390)	(16)	2	0
Canada Government 10-Year Bond September Futures	09/2017	133	CAD	(14,415)	390	198	0
Euro-BTP Italy Government Bond September Futures	09/2017	15	EUR	(2,315)	(17)	31	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	616		(104,465)	653	915	0
U.S. Treasury 30-Year Bond September Futures	09/2017	58		$(8,914)	(84)	32	0
United Kingdom Long Gilt September Futures	09/2017	139	GBP	(22,733)	342	201	0

					$1,300	$1,453	$0

Total Futures Contracts					$(570)	$1,453	$(1,206)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Dominion Resources, Inc.	1.000%	06/20/2021	0.170%	$2,400	$(59)	$(19)	$(78)	$0	$(1)

Credit Default Swaps on Corporate Indices - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Goldman Sachs Group, Inc.	1.000%	12/20/2020	0.468%		$1,600	$25	$4	$29	$1	$0
Goldman Sachs Group, Inc.	1.000	06/20/2021	0.516		3,500	51	15	66	2	0
Morgan Stanley	1.000	12/20/2020	0.451		100	2	0	2	0	0
Tesco PLC	1.000	06/20/2022	1.525	EUR	2,000	(98)	41	(57)	0	0

						$(20)	$60	$40	$3	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	10,500	$(541)	$84	$(457)	$74	$0
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		800	(11)	103	93	16	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		$1,100	(6)	(3)	(9)	1	0
Receive	3-Month USD-LIBOR	1.250	06/21/2020		38,900	888	(331)	557	35	0
Receive	3-Month USD-LIBOR	1.250	06/21/2021		55,100	1,667	(383)	1,284	73	0
Receive (6)	3-Month USD-LIBOR	1.450	06/28/2021		34,800	(63)	502	439	32	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		34,900	1,459	(282)	1,177	65	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		45,900	227	(873)	(646)	92	0
Receive	3-Month USD-LIBOR	2.250	12/21/2036		5,500	184	51	235	21	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		22,800	1,476	(2,405)	(929)	104	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,400	(60)	78	17	6	0
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	17,700	(116)	150	34	102	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		13,500	(288)	66	(222)	174	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		3,800	(297)	142	(155)	125	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	5,690,000	(319)	(58)	(378)	88	0
Receive (6)	6-Month JPY-LIBOR	0.300	09/20/2027		750,000	(39)	28	(11)	16	0

						$4,161	$(3,131)	$1,029	$1,024	$0

Total Swap Agreements						$4,082	$(3,090)	$991	$1,027	$(1)

(i)	Securities with an aggregate market value of $13,847 and cash of $1,603 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017		$4,868	AUD	6,416	$64	$0
	08/2017	AUD	7,208		$5,474	0	(64)
BOA	07/2017		5,188		3,863	0	(124)
	07/2017	EUR	14,882		16,727	0	(270)
	07/2017	GBP	2,710		3,483	0	(47)
	07/2017		$1,609	DKK	11,160	105	0
	08/2017	AUD	10,418		$7,993	0	(11)
	08/2017	JPY	90,000		809	8	0
	08/2017		$5,518	CHF	5,282	0	0
	04/2018	DKK	92,329		$13,524	0	(885)
BPS	07/2017	CAD	36,136		26,852	0	(1,014)
	07/2017	EUR	4,605		5,238	0	(21)
	07/2017	JPY	2,532,400		22,621	106	0
	07/2017		$1,814	JPY	198,900	0	(46)
	08/2017		5,246	EUR	4,605	21	0
	08/2017		22,647	JPY	2,532,400	0	(106)
	10/2017	BRL	56,800		$15,601	0	(1,239)
	01/2018		121		35	0	0
	04/2018	DKK	18,260		2,759	0	(91)
	07/2018		148,165		22,287	0	(962)
CBK	07/2017		3,631		547	0	(11)
	07/2017	JPY	1,210,000		10,996	236	0
	08/2017		1,360,000		12,251	142	0
	07/2018		$559	DKK	3,631	11	0
DUB	07/2017		3,240	CHF	3,102	0	(5)
	10/2017		26,026	BRL	85,600	0	(648)
	01/2018	BRL	300		$79	0	(8)
	04/2018	DKK	289,500		43,311	0	(1,868)
GLM	07/2017		13,031		1,906	0	(95)
	07/2017	EUR	506		569	0	(9)
	07/2017	JPY	67,400		607	8	0
	07/2017		$11,258	GBP	8,802	206	0
	07/2017		11,665	JPY	1,288,300	0	(210)
	09/2017	KRW	30,300,155		$26,715	229	0
	10/2017	RUB	20,974		358	10	0
	04/2018	DKK	15,150		2,220	0	(144)
	04/2018		$236	DKK	1,540	4	0
HUS	07/2017	AUD	1,228		$929	0	(15)
	07/2017		$2,253	CHF	2,180	20	0
	07/2017		4,801	GBP	3,779	121	0
	10/2017	DKK	31,628		$4,846	0	(36)
	01/2018	BRL	23,700		7,065	139	0
	04/2018		37,000		10,885	221	0
JPM	07/2017	AUD	10,418		7,997	0	(10)
	07/2017	NZD	348		246	0	(9)
	07/2017		$27,568	CAD	36,136	298	0
	07/2017		26,780	EUR	23,833	441	0
	07/2017		7,246	GBP	5,685	159	0
	07/2017		12,472	JPY	1,376,300	0	(236)
	08/2017	CAD	36,136		$27,582	0	(298)
	08/2017	JPY	1,010,000		9,136	139	0
	08/2017		$1,577	EUR	1,381	3	0
	10/2017	BRL	10,500		$2,970	0	(143)
	10/2017		$1,010	IDR	13,700,960	7	0
	01/2018		18,258	BRL	61,021	0	(426)
	04/2018		10,898		37,000	0	(235)
NGF	01/2018	BRL	36,900		$10,873	89	0
SCX	09/2017	SGD	20,912		15,155	0	(52)
	10/2017	BRL	18,300		4,973	0	(452)
TOR	04/2018	DKK	18,180		2,659	0	(179)
UAG	07/2017	GBP	13,117		16,811	0	(273)
	07/2017	JPY	3,060,000		27,571	335	0
	08/2017		4,290,000		38,756	533	0
	08/2017		$16,826	GBP	13,117	274	0
	08/2017		2,358	JPY	263,700	0	(11)
	09/2017	THB	4,101		$121	0	0
	09/2017	TWD	1,123,733		37,051	82	0

Total Forward Foreign Currency Contracts						$4,011	$(10,253)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$1,800	$176	$62
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	3,800	258	2

							$434	$64

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	$77.156	07/06/2017	$56,700	$2	$0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	68.000	07/06/2017	65,000	3	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	73.000	07/06/2017	30,800	1	0
					$6	$0

Total Purchased Options					$440	$64

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD	$1.263	07/03/2017	GBP	3,500	$(22)	$0
	Put - OTC GBP versus USD	1.264	07/03/2017		900	(5)	0

						$(27)	$0

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor -OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	0

						$(295)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$7,800	$(174)	$(36)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	16,800	(260)	0

							$(434)	$(36)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	$98.641	07/06/2017	$1,000	$(2)	$0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	101.871	07/06/2017	23,000	(72)	(1)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	101.945	07/06/2017	9,000	(27)	(1)

					$(101)	$(2)

Total Written Options					$(857)	$(38)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$3,200	$(99)	$98	$0	$(1)

Total Swap Agreements					$(99)	$98	$0	$(1)

(k)	Securities with an aggregate market value of $7,843 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$296,480	$0	$296,480
Industrials	0	86,232	0	86,232
Utilities	0	38,671	0	38,671
Municipal Bonds & Notes
California	0	6,354	0	6,354
Illinois	0	3,270	0	3,270
U.S. Government Agencies	0	538,360	0	538,360
U.S. Treasury Obligations	0	245,267	0	245,267
Non-Agency Mortgage-Backed Securities	0	45,959	716	46,675
Asset-Backed Securities	0	118,343	3,200	121,543
Sovereign Issues	0	57,294	0	57,294
Preferred Securities
Banking & Finance	0	9,982	0	9,982
Industrials	0	145	0	145
Short-Term Instruments
Certificates of Deposit	0	30,751	0	30,751
Commercial Paper	0	2,700	0	2,700
Repurchase Agreements	0	12,510	0	12,510
Short-Term Notes	0	758	0	758
Japan Treasury Bills	0	97,985	0	97,985

Total Investments	$0	$1,591,061	$3,916	$1,594,977

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,494	1,031	0	2,525
Over the counter	0	4,075	0	4,075
	$1,494	$5,106	$0	$6,600

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,224)	(1)	0	(1,225)
Over the counter	0	(10,292)	0	(10,292)
	$(1,224)	$(10,293)	$0	$(11,517)

Total Financial Derivative Instruments	$270	$(5,187)	$0	$(4,917)

Totals	$270	$1,585,874	$3,916	$1,590,060

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 131.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc.
1.375% due 01/31/2025		$115,700	$114,584
Endo Luxembourg Finance Co. SARL
5.500% due 04/29/2024		22,700	22,918
HCA, Inc.
3.476% due 02/15/2024		2,985	3,002
MGM Growth Properties Operating Partnership LP
3.476% due 04/25/2023		24,194	24,260
Petrobras Netherlands BV
3.257% - 3.281% due 05/10/2022		12,600	12,340
Post Holdings, Inc.
TBD% due 05/24/2024		4,300	4,311
Sprint Communications, Inc.
3.750% due 02/02/2024		14,863	14,879
Swissport Investments S.A.
6.250% due 02/09/2022	EUR	30,000	34,776

Total Loan Participations and Assignments (Cost $228,854)			231,070

CORPORATE BONDS & NOTES 23.1%
BANKING & FINANCE 19.6%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$400	411
3.950% due 02/01/2022		200	208
4.250% due 07/01/2020		17,600	18,434
4.500% due 05/15/2021		4,200	4,460
4.625% due 10/30/2020		13,400	14,251
Air Lease Corp.
3.750% due 02/01/2022		25	26
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	27,204
Ally Financial, Inc.
3.500% due 01/27/2019		69,457	70,586
4.750% due 09/10/2018		119,254	122,832
6.250% due 12/01/2017		68,589	69,861
8.000% due 03/15/2020		23,306	26,569
American Express Bank FSB
6.000% due 09/13/2017		185,710	187,232
American Express Centurion Bank
6.000% due 09/13/2017		178,900	180,367
American International Group, Inc.
3.750% due 07/10/2025		27,000	27,550
4.875% due 06/01/2022		15	16
ASIF SRL
15.263% due 04/09/2018	EUR	7,126,000	4,683
Banco de Credito e Inversiones
3.000% due 09/13/2017		$100	100
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	20,600	7,529
4.750% due 01/15/2018 ^		32,800	11,988
Bank of America Corp.
1.799% due 08/25/2017		$57,000	57,038
2.000% due 01/11/2018		10	10
2.153% due 04/24/2023		65,400	65,685
2.578% due 04/19/2021		44,520	45,896
2.625% due 04/19/2021		54,100	54,384
2.881% due 04/24/2023		26,600	26,676
3.300% due 01/11/2023		24,365	24,861
3.875% due 08/01/2025		56,308	58,317
3.950% due 04/21/2025		20	20
4.000% due 04/01/2024		13,193	13,838
4.100% due 07/24/2023		17,990	19,068
4.125% due 01/22/2024		20,500	21,653
5.650% due 05/01/2018		1,700	1,754
5.700% due 01/24/2022		18,842	21,311
5.750% due 12/01/2017		49,639	50,485
6.000% due 09/01/2017		33,125	33,354
6.400% due 08/28/2017		252,627	254,431
6.875% due 04/25/2018		543,557	565,757
Bank of America N.A.
1.750% due 06/05/2018		13,800	13,820
Bank of Nova Scotia
1.450% due 04/25/2018		80	80

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.262% due 09/14/2018		25,000	25,217
Barclays Bank PLC
7.625% due 11/21/2022		100,995	115,702
7.750% due 04/10/2023		13,399	13,985
10.000% due 05/21/2021	GBP	3,100	5,183
10.179% due 06/12/2021		$225,752	282,961
14.000% due 06/15/2019 (h)	GBP	367,534	582,942
Barclays PLC
2.780% due 01/10/2023		$49,400	50,422
3.200% due 08/10/2021		34,500	35,025
3.295% due 08/10/2021		62,000	65,057
3.684% due 01/10/2023		45,000	46,216
4.337% due 01/10/2028		7,800	8,046
BBVA Bancomer S.A.
6.500% due 03/10/2021		119,600	132,307
7.250% due 04/22/2020		5,000	5,494
Bear Stearns Cos. LLC
6.400% due 10/02/2017		70,525	71,341
7.250% due 02/01/2018		3,500	3,610
BFC Finance Corp.
7.375% due 12/01/2017		124	126
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	11,287
Black Diamond CLO Ltd.
1.000% due 02/06/2026 (c)		56,300	56,287
Blackstone CQP Holdco LP
6.500% due 03/20/2021		338,500	340,371
BRFkredit A/S
1.000% due 01/01/2018	DKK	171,900	26,604
1.000% due 10/01/2018		139,000	21,752
2.000% due 01/01/2018		61,100	9,513
4.000% due 01/01/2018		64,400	10,116
Brixmor Operating Partnership LP
4.125% due 06/15/2026		$10,000	9,961
Caixa Economica Federal
2.375% due 11/06/2017		100	100
Capital One Financial Corp.
4.750% due 07/15/2021		80	86
CC Holdings GS LLC
3.849% due 04/15/2023		1,500	1,579
CIT Group, Inc.
3.875% due 02/19/2019		1,300	1,336
5.375% due 05/15/2020		800	863
5.500% due 02/15/2019		19,469	20,491
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		13,361	15,149
Citigroup, Inc.
1.700% due 04/27/2018		15,000	14,988
1.945% due 01/10/2020		15,600	15,718
2.050% due 06/07/2019		57,300	57,366
2.052% due 07/30/2018		28,300	28,490
2.116% due 04/25/2022		69,000	69,432
2.150% due 06/07/2019		119,200	120,344
2.350% due 08/02/2021		28,900	28,662
2.450% due 01/10/2020		60,900	61,298
2.632% due 09/01/2023		29,526	30,096
2.650% due 10/26/2020		29,100	29,399
2.676% due 03/30/2021		72,200	73,870
2.700% due 03/30/2021		65,300	65,762
2.750% due 04/25/2022		61,800	61,872
3.887% due 01/10/2028		117,100	119,158
8.400% due 04/30/2018 (h)		5,000	5,294
Cooperatieve Rabobank UA
4.375% due 08/04/2025		46,000	48,325
6.875% due 03/19/2020	EUR	12,500	16,788
11.000% due 06/30/2019 (h)		$131,245	152,933
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	30,155
Credit Suisse AG
6.500% due 08/08/2023		12,600	14,199
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		25,000	25,489
3.448% due 04/16/2021		150,650	158,138
3.450% due 04/16/2021		36,200	37,190
3.750% due 03/26/2025		51,600	52,226
3.800% due 09/15/2022		125,529	130,560
3.800% due 06/09/2023		93,100	96,096
Crown Castle International Corp.
5.250% due 01/15/2023		21,541	23,955
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		40,300	40,620
Deutsche Bank AG
2.850% due 05/10/2019		55,400	56,018
3.095% due 05/10/2019		93,100	94,848
3.375% due 05/12/2021		31,000	31,423
4.250% due 10/14/2021		250,900	262,965

Digital Realty Trust LP
3.400% due 10/01/2020		20,000	20,526
3.950% due 07/01/2022		31,200	32,737
4.750% due 10/01/2025		10,000	10,775
ERP Operating LP
2.850% due 11/01/2026		5,900	5,685
Essex Portfolio LP
3.500% due 04/01/2025		6,100	6,109
FNBC Pass-Through Trust
8.080% due 01/05/2018		12	12
Ford Motor Credit Co. LLC
1.684% due 09/08/2017		400	400
1.739% due 09/08/2017		161,200	161,253
2.011% due 08/12/2019		4,700	4,713
2.240% due 06/15/2018		3,100	3,108
2.375% due 01/16/2018		4,300	4,314
2.735% due 01/08/2019		52,600	53,342
2.943% due 01/08/2019		21,300	21,582
3.200% due 01/15/2021		34,205	34,744
3.336% due 03/18/2021		39,400	40,192
5.000% due 05/15/2018		4,200	4,308
6.625% due 08/15/2017		5,850	5,882
General Motors Financial Co., Inc.
2.085% due 04/13/2020		28,600	28,758
2.400% due 04/10/2018		45,436	45,615
2.515% due 04/10/2018		600	604
2.625% due 07/10/2017		28,900	28,903
3.200% due 07/13/2020		63,300	64,537
3.250% due 05/15/2018		16,535	16,733
3.500% due 07/10/2019		22,735	23,276
4.750% due 08/15/2017		36,712	36,838
6.750% due 06/01/2018		10,970	11,446
Glitnir Banki HF
0.000% due 12/31/2030	EUR	30	3
Goldman Sachs Group, Inc.
2.313% due 04/23/2020		$19,964	20,305
2.372% due 04/30/2018		8,200	8,263
2.446% due 09/15/2020		25,000	25,441
2.750% due 09/15/2020		26,000	26,331
2.959% due 02/25/2021		100,000	103,708
3.500% due 01/23/2025		10,100	10,220
3.750% due 05/22/2025		4,900	5,026
3.850% due 07/08/2024		16,113	16,750
5.250% due 07/27/2021		1,100	1,206
7.500% due 02/15/2019		2,200	2,387
Goodman Australia Industrial Fund Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,309
GSPA Monetization Trust
6.422% due 10/09/2029		17,555	19,993
HBOS PLC
1.923% due 09/06/2017		34,650	34,636
6.750% due 05/21/2018		253,366	263,592
HCP, Inc.
4.000% due 12/01/2022		30,000	31,412
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	58,539
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	41
HSBC Finance Corp.
6.676% due 01/15/2021		100	113
HSBC Holdings PLC
2.650% due 01/05/2022		13,500	13,463
2.799% due 01/05/2022		87,300	89,860
2.950% due 05/25/2021		12,400	12,563
3.400% due 03/08/2021		32,500	33,418
3.459% due 03/08/2021		49,700	52,406
4.300% due 03/08/2026		18,300	19,496
Huntington Bancshares, Inc.
3.150% due 03/14/2021		25,000	25,513
ING Bank NV
2.625% due 12/05/2022		43,800	44,204
ING Groep NV
2.445% due 03/29/2022		12,100	12,308
International Lease Finance Corp.
6.250% due 05/15/2019		2,900	3,112
7.125% due 09/01/2018		43,075	45,602
8.625% due 01/15/2022		3,000	3,697
Intrum Justitia AB
2.750% due 07/15/2022	EUR	500	575
JPMorgan Chase & Co.
1.706% due 04/25/2018		$50,255	50,429
2.056% due 04/25/2023		85,700	85,826
2.250% due 01/23/2020		8,200	8,228
2.400% due 06/07/2021		8,800	8,787
2.550% due 10/29/2020		9,700	9,785

2.550% due 03/01/2021		23,700	23,827
2.682% due 03/01/2021		15,000	15,474
2.750% due 06/23/2020		76,800	78,131
3.250% due 09/23/2022		5	5
3.300% due 04/01/2026		100	99
3.625% due 05/13/2024		1,700	1,755
3.875% due 02/01/2024		10,650	11,172
6.750% due 02/01/2024 (h)		26,900	30,599
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		261,000	263,686
KBC Bank NV
8.000% due 01/25/2023		53,000	54,648
KeyCorp
2.900% due 09/15/2020		25,000	25,450
Kilroy Realty LP
4.375% due 10/01/2025		3,100	3,257
Kimco Realty Corp.
2.700% due 03/01/2024		10,200	9,751
LeasePlan Corp. NV
2.500% due 05/16/2018		3,462	3,472
Liberty Property LP
4.750% due 10/01/2020		75	79
Lifestorage, LP
3.500% due 07/01/2026		8,900	8,535
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		23,500	25,145
Lloyds Bank PLC
6.500% due 09/14/2020		100	111
12.000% due 12/16/2024 (h)		660,655	900,843
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	25,200	36,403
MetLife, Inc.
7.717% due 02/15/2019		$120	131
Metropolitan Life Global Funding
1.697% due 12/19/2018		10,000	10,045
3.450% due 12/18/2026		15,300	15,703
Mitsubishi UFJ Financial Group, Inc.
3.082% due 03/01/2021		11,800	12,324
MMcapS Funding Ltd.
1.586% due 12/26/2039		27,848	21,582
Morgan Stanley
1.982% due 02/14/2020		79,880	80,227
2.336% due 01/20/2022		64,025	64,698
2.450% due 02/01/2019		35,000	35,248
2.500% due 04/21/2021		20,200	20,193
2.556% due 04/21/2021		1,788	1,836
2.800% due 06/16/2020		1,000	1,016
3.125% due 07/27/2026		2,800	2,726
5.500% due 01/26/2020		100	108
5.625% due 09/23/2019		200	215
5.950% due 12/28/2017		1,200	1,225
6.250% due 08/28/2017		400	403
National Australia Bank Ltd.
1.793% due 07/23/2018		1,600	1,612
2.250% due 03/16/2021		16,600	16,578
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		165	242
Navient Corp.
4.625% due 09/25/2017		3,940	3,955
5.875% due 03/25/2021		600	636
8.450% due 06/15/2018		114,136	120,471
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	269,300	33,474
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	46,900	7,241
1.000% due 04/01/2018		400,000	62,144
2.000% due 04/01/2018		58,800	9,197
Novo Banco S.A.
5.000% due 04/04/2019	EUR	1,666	1,570
5.000% due 04/23/2019		3,960	3,731
5.000% due 05/14/2019		3,600	3,392
5.000% due 05/21/2019		9,756	9,193
5.000% due 05/23/2019		2,979	2,807
Nykredit Realkredit A/S
1.000% due 07/01/2017	DKK	509,200	78,217
1.000% due 10/01/2017		170,100	26,258
1.000% due 01/01/2018		60,400	9,353
1.000% due 04/01/2018		1,471,900	228,853
1.000% due 07/01/2018		629,600	98,135
2.000% due 07/01/2017		474,700	72,977
2.000% due 01/01/2018		90,900	14,166
2.000% due 04/01/2018		181,100	28,346
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	35,437
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	94,542

OneMain Financial Holdings LLC
6.750% due 12/15/2019		18,525	19,521
7.250% due 12/15/2021		45,475	48,124
ORIX Corp.
2.650% due 04/13/2021		2,500	2,510
Pinnacol Assurance
8.625% due 06/25/2034 (i)		15,000	16,228
Piper Jaffray Cos.
5.060% due 10/09/2018		70,000	71,050
Preferred Term Securities Ltd.
1.556% due 12/22/2036		65,144	53,092
1.626% due 09/23/2035		15,127	13,160
1.667% due 06/23/2035		14,145	11,457
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	496,100	76,808
1.000% due 04/01/2018		4,343,200	675,285
2.000% due 01/01/2018		297,900	46,314
2.000% due 04/01/2018		727,300	113,747
Regions Financial Corp.
3.200% due 02/08/2021		$36,500	37,346
Rio Oil Finance Trust
9.250% due 07/06/2024		15,800	16,120
9.750% due 01/06/2027		37,788	38,733
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,995	10,036
2.300% due 03/22/2021		56,800	57,009
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	19,200	23,314
3.875% due 09/12/2023		$31,200	31,861
6.990% due 10/05/2017 (h)		53,850	61,254
7.500% due 08/10/2020 (h)		9,400	9,724
7.648% due 09/30/2031 (h)		13,890	17,189
8.000% due 08/10/2025 (h)		1,600	1,741
8.625% due 08/15/2021 (h)		10,400	11,362
Santander Holdings USA, Inc.
2.642% due 11/24/2017		77,800	78,115
2.700% due 05/24/2019		62,600	63,092
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,000	10,163
2.875% due 08/05/2021		12,000	12,038
3.125% due 01/08/2021		8,900	9,047
Santander UK PLC
2.500% due 03/14/2019		10,375	10,462
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		2,400	2,395
3.000% due 06/19/2019	SEK	500,000	62,972
SL Green Realty Corp.
4.500% due 12/01/2022		$200	206
5.000% due 08/15/2018		68	70
7.750% due 03/15/2020		400	448
Springleaf Finance Corp.
6.125% due 05/15/2022		38,820	41,052
6.500% due 09/15/2017		3,200	3,230
8.250% due 12/15/2020		84,700	95,287
Stadshypotek AB
2.500% due 09/18/2019	SEK	1,542,000	193,434
3.000% due 12/19/2018		200,000	24,890
Sumitomo Mitsui Financial Group, Inc.
2.298% due 10/19/2021		$18,400	18,732
2.934% due 03/09/2021		1,900	1,931
Sumitomo Mitsui Trust Bank Ltd.
1.733% due 03/06/2019		32,000	32,010
2.050% due 03/06/2019		14,300	14,304
2.068% due 10/18/2019		37,300	37,630
Swedbank Hypotek AB
1.375% due 03/28/2018		1,300	1,299
3.750% due 06/19/2019	SEK	646,100	82,569
Synchrony Financial
2.580% due 11/09/2017		$3,200	3,210
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,829	12,412
5.744% due 04/13/2040		7,752	11,198
5.801% due 10/13/2040		19,721	28,555
Toronto-Dominion Bank
2.250% due 03/15/2021		$39,400	39,373
2.500% due 01/18/2023		37,300	37,579
U.S. Capital Funding Ltd.
2.050% due 05/01/2034		11,400	9,975
UBS AG
1.375% due 08/14/2017		39,000	39,001
1.539% due 12/07/2018		171,000	171,108
1.799% due 06/08/2020		254,600	255,122
2.052% due 06/01/2020		13,300	13,409
5.125% due 05/15/2024		300	318
5.875% due 12/20/2017		233	238
7.625% due 08/17/2022		35,250	41,472

UBS Group Funding Switzerland AG
2.650% due 02/01/2022		11,800	11,786
2.700% due 02/01/2022		17,300	17,839
2.938% due 04/14/2021		184,300	190,942
2.950% due 09/24/2020		20,000	20,445
3.000% due 04/15/2021		102,555	104,211
4.125% due 09/24/2025		12,000	12,593
4.125% due 04/15/2026		43,200	45,140
VEREIT Operating Partnership LP
4.875% due 06/01/2026		4,500	4,774
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,670
3.250% due 10/05/2020		25,000	25,459
3.750% due 09/17/2024		12,300	12,475
Wells Fargo & Co.
2.402% due 10/31/2023		50,100	51,027
5.900% due 06/15/2024 (h)		59,800	64,121
7.980% due 03/15/2018 (h)		134,600	140,455
Wells Fargo Bank N.A.
1.873% due 12/06/2019		64,300	65,075
6.000% due 11/15/2017		600	610

			14,366,107

INDUSTRIALS 2.4%
AbbVie, Inc.
1.800% due 05/14/2018		700	701
2.300% due 05/14/2021		17,500	17,471
2.500% due 05/14/2020		1,269	1,284
2.900% due 11/06/2022		7,400	7,478
Actavis, Inc.
3.250% due 10/01/2022		7,851	8,030
Aetna, Inc.
1.700% due 06/07/2018		35,800	35,822
1.869% due 12/08/2017		4,700	4,711
Allergan Funding SCS
3.450% due 03/15/2022		17,201	17,748
Altice Financing S.A.
7.500% due 05/15/2026		80,800	89,890
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,300	2,789
7.750% due 05/15/2022		$700	744
American Airlines Pass-Through Trust
3.000% due 04/15/2030		11,400	11,201
3.250% due 04/15/2030		8,900	8,811
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		9,535	9,829
Asciano Finance Ltd.
4.625% due 09/23/2020		30	31
BAT International Finance PLC
2.750% due 06/15/2020		17,600	17,841
Baxalta, Inc.
2.067% due 06/22/2018		21,450	21,559
3.600% due 06/23/2022		5,000	5,183
4.000% due 06/23/2025		4,100	4,284
Becton Dickinson and Co.
2.133% due 06/06/2019		20,000	20,041
Broadcom Corp.
3.625% due 01/15/2024		23,400	23,966
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023		5	5
CBS Corp.
4.000% due 01/15/2026		8,000	8,294
Charter Communications Operating LLC
3.579% due 07/23/2020		23,400	24,196
4.464% due 07/23/2022		53,600	57,165
4.908% due 07/23/2025		50,800	54,974
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019		551	563
7.707% due 10/02/2022		859	932
Corning, Inc.
2.900% due 05/15/2022		5	5
CVS Pass-Through Trust
8.353% due 07/10/2031		224	289
Daimler Finance North America LLC
1.882% due 08/03/2017		17,700	17,706
Dell International LLC
4.420% due 06/15/2021		115,600	121,965
5.450% due 06/15/2023		80,000	86,911
Dynegy, Inc.
5.875% due 06/01/2023		4,810	4,521
6.750% due 11/01/2019		20,091	20,819
7.375% due 11/01/2022		25,300	25,047
7.625% due 11/01/2024 (k)		5,875	5,728
8.000% due 01/15/2025 (k)		13,860	13,514

Enbridge, Inc.
1.946% due 06/15/2020		6,500	6,499
Endo Dac
5.875% due 10/15/2024		1,600	1,656
Energy Transfer LP
2.500% due 06/15/2018		22,100	22,214
4.750% due 01/15/2026		7,019	7,315
5.200% due 02/01/2022		5,531	5,952
6.700% due 07/01/2018		6,800	7,107
ERAC USA Finance LLC
2.800% due 11/01/2018		2,130	2,153
Forest Laboratories LLC
5.000% due 12/15/2021		2,500	2,732
General Motors Co.
3.500% due 10/02/2018		4,320	4,397
Georgia-Pacific LLC
5.400% due 11/01/2020		200	219
Hamilton College
4.750% due 07/01/2113		29,370	27,876
HCA, Inc.
3.750% due 03/15/2019		62,591	63,999
5.875% due 03/15/2022		300	333
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	17,500	19,788
HP, Inc.
4.650% due 12/09/2021		$80	86
Hyundai Capital America
2.550% due 02/06/2019		70	70
Imperial Brands Finance PLC
2.950% due 07/21/2020		34,500	35,106
3.750% due 07/21/2022		29,000	30,223
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		17,600	18,038
6.500% due 04/01/2020		4,168	4,588
Kraft Heinz Foods Co.
2.000% due 07/02/2018		9,200	9,226
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		48,287	48,133
4.500% due 08/15/2025		4,947	4,891
Medtronic, Inc.
3.150% due 03/15/2022		3,400	3,520
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		18,000	18,059
Microsoft Corp.
2.875% due 02/06/2024		26,400	26,846
Motors Liquidation Co.
8.375% due 07/05/2033 ^	EUR	20,000	0
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		$1,653	1,766
7.041% due 10/01/2023		8,649	9,968
7.150% due 04/01/2021		3,662	3,900
Oracle Corp.
1.900% due 09/15/2021		24,000	23,801
2.400% due 09/15/2023		15,800	15,606
Phillips 66
1.886% due 04/15/2020		2,800	2,806
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	520
Regency Energy Partners LP
4.500% due 11/01/2023		35,125	36,490
5.000% due 10/01/2022		43,226	46,406
5.500% due 04/15/2023		33,143	34,469
5.750% due 09/01/2020		1,000	1,082
6.500% due 07/15/2021		7,262	7,444
Reynolds American, Inc.
4.000% due 06/12/2022		11,456	12,152
Rockies Express Pipeline LLC
5.625% due 04/15/2020		8,890	9,490
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		15,000	16,727
5.875% due 06/30/2026		6,355	7,125
SBA Tower Trust
2.877% due 07/15/2021		13,500	13,472
SFR Group S.A.
7.375% due 05/01/2026		65,700	71,531
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		62,600	62,346
2.400% due 09/23/2021		6,400	6,331
Spectra Energy Partners LP
1.920% due 06/05/2020		33,800	33,946
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	10,037
Time Warner Cable LLC
5.000% due 02/01/2020		$1,600	1,708
8.250% due 04/01/2019		5,640	6,225

Time Warner, Inc.
5.350% due 12/15/2043		20	22
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	19,340
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	96,800	91,201
6.750% due 08/15/2018		$15,630	15,708
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	17,700	23,803
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		$2,000	1,998
WestJet Airlines Ltd.
3.500% due 06/16/2021		30,100	30,785
Worthington Industries, Inc.
4.550% due 04/15/2026		30	31
Wynn Las Vegas LLC
4.250% due 05/30/2023		200	202
5.250% due 05/15/2027		5,400	5,538
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		10,237	10,336

			1,757,386

UTILITIES 1.1%
AT&T, Inc.
1.808% due 01/15/2020		79,200	79,640
2.023% due 07/15/2021		130,500	131,928
2.800% due 02/17/2021		31,600	31,959
3.400% due 05/15/2025		20,300	19,993
3.600% due 02/17/2023		63,000	64,549
Blue Racer Midstream LLC
6.125% due 11/15/2022		29,464	29,832
BP Capital Markets PLC
1.532% due 08/14/2018		55,100	55,261
Electricite de France S.A.
6.500% due 01/26/2019		6,100	6,519
Emera U.S. Finance LP
2.150% due 06/15/2019		5,400	5,398
Entergy Corp.
4.000% due 07/15/2022		17,500	18,514
Entergy Louisiana LLC
3.950% due 10/01/2020		200	209
Exelon Corp.
3.950% due 06/15/2025		733	760
Genesis Energy LP
5.750% due 02/15/2021		9,666	9,690
6.750% due 08/01/2022		42,734	43,055
Great Plains Energy, Inc.
2.500% due 03/09/2020		2,300	2,323
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		19,450	19,857
Monongahela Power Co.
3.550% due 05/15/2027		4,000	4,043
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		102,999	56,134
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(i)		8,215	2,814
6.750% due 10/01/2023 ^(i)		13,065	4,475
Petrobras Global Finance BV
5.375% due 01/27/2021		6,850	6,982
6.125% due 01/17/2022		30,700	31,775
Plains All American Pipeline LP
2.600% due 12/15/2019		4,167	4,181
6.500% due 05/01/2018		4,382	4,539
Sprint Capital Corp.
6.900% due 05/01/2019		23,300	24,983
Sprint Communications, Inc.
7.000% due 08/15/2020		13,900	15,325
Telecom Italia SpA
7.375% due 12/15/2017	GBP	13,000	17,416
Verizon Communications, Inc.
1.722% due 05/22/2020		$37,600	37,644
3.000% due 11/01/2021		3,062	3,105
3.500% due 11/01/2024		115	116
4.500% due 09/15/2020		6,693	7,154
4.600% due 04/01/2021		10,785	11,575
5.150% due 09/15/2023		32,612	36,269

Virginia Electric & Power Co.
4.450% due 02/15/2044	10	11

		788,028

Total Corporate Bonds & Notes (Cost $16,259,486)		16,911,521

MUNICIPAL BONDS & NOTES 0.7%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025	13,200	13,414

CALIFORNIA 0.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	149
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	100	123
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	602	877
7.550% due 04/01/2039	402	614
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	1,600	2,446
California State Public Works Board Revenue Bonds, (BABs), Series 2010
8.000% due 03/01/2035	7,070	8,088
Irvine Unified School District, California Special Tax Notes, Series 2011
5.395% due 09/01/2017	1,000	1,006
5.845% due 09/01/2018	750	783
6.328% due 09/01/2019	500	543
6.578% due 09/01/2020	1,000	1,124
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,500
8.360% due 08/01/2040	9,525	10,745
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	11,615	15,887
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	273
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,502
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	20,000	22,060
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	820
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,227
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,108

		87,875

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR Insured), Series 2003
5.910% due 06/01/2033	165	188

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	55,934	68,676
7.055% due 04/01/2057	1,665	1,922

		70,598

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	17,500	21,185
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	36,430	39,130
6.899% due 12/01/2040	300	382
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	33,900	34,955
7.750% due 01/01/2042	21,600	22,037

		117,689

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	22,660	22,664

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	18,700	20,936

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	275	275

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (f)	3,000	2,684
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	622

		3,306

NEW YORK 0.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	453
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	212
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	5,110	5,110

		5,775

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,540

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,263
5.401% due 06/15/2022	3,500	3,839
5.501% due 06/15/2023	3,500	3,894
6.532% due 06/15/2039	15,550	19,403

		29,399

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	183

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.342% due 12/01/2023	2,150	2,148

TEXAS 0.0%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	9,200	12,265
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.248% due 04/01/2040	7,552	7,586

		19,851

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	133,150	130,593

Total Municipal Bonds & Notes (Cost $495,047)		528,434

U.S. GOVERNMENT AGENCIES 48.1%
Bolivia Government AID Bond
1.424% due 02/01/2019	899	878
Fannie Mae
0.000% due 01/25/2019 - 03/25/2036 (b)(f)	2,224	2,056
0.000% due 10/09/2019 (f)	13,300	12,763
0.733% due 08/25/2022 (a)	66,068	1,746
1.276% due 07/25/2037	244	240
1.336% due 03/25/2034	69	68
1.346% due 03/25/2036	1,822	1,739
1.348% due 06/25/2032	12	12
1.366% due 08/25/2034	51	50
1.416% due 05/25/2035	15	15
1.445% due 03/25/2036 (a)	37,012	2,176
1.445% due 09/25/2046	71,627	71,881
1.466% due 05/25/2037	56	56
1.516% due 12/25/2028 - 03/25/2037	1,273	1,271
1.536% due 06/25/2037	199	199
1.566% due 08/25/2033 - 03/25/2044	1,670	1,677
1.576% due 03/25/2037	20	21
1.596% due 07/25/2037	753	757
1.609% due 04/18/2028	38	39
1.616% due 06/25/2029 - 11/25/2036	2,156	2,164
1.659% due 10/18/2030	242	243

1.666% due 08/25/2021 - 09/25/2037	2,489	2,497
1.712% due 06/25/2055 (a)	30,976	1,797
1.716% due 08/25/2030 - 05/25/2040	495	498
1.736% due 10/25/2040	58	59
1.759% due 12/18/2031	55	56
1.766% due 06/25/2018 - 09/25/2041	233	235
1.796% due 08/25/2037	7,312	7,371
1.816% due 08/25/2022	2	2
1.833% due 10/01/2020	5	5
1.833% due 05/25/2044 (a)	30,418	1,510
1.846% due 05/25/2040	1,380	1,396
1.866% due 10/25/2023 - 03/01/2033	518	525
1.875% due 01/01/2021 - 12/01/2024	18	18
1.886% due 03/25/2038	85	86
1.892% due 07/01/2042 - 10/01/2044	18,702	19,003
1.893% due 12/01/2044	2,009	2,043
1.916% due 10/25/2037 - 06/25/2040	3,931	3,973
1.917% due 11/01/2024	142	141
1.936% due 06/25/2037	229	231
1.942% due 09/01/2041	6,694	6,796
1.963% due 12/25/2038 (a)	39,868	2,203
1.966% due 03/25/2038 - 11/25/2039	344	350
2.016% due 01/25/2022	3	3
2.046% due 01/25/2022	13	13
2.066% due 12/25/2021	5	5
2.092% due 10/01/2030 - 10/01/2040	2,321	2,366
2.116% due 04/25/2032	11	11
2.160% due 05/01/2023	53	54
2.216% due 04/25/2023	57	58
2.250% due 02/01/2022	25	25
2.265% due 04/01/2027	1	1
2.287% due 03/01/2019	9	9
2.395% due 11/01/2031	52	52
2.401% due 09/01/2019	97	97
2.403% due 01/01/2020	50	51
2.420% due 02/01/2019	47	47
2.471% due 09/01/2017	2	2
2.480% due 06/01/2035	341	353
2.484% due 08/01/2025	370	390
2.506% due 11/01/2037	22	24
2.511% due 06/01/2021	37	38
2.512% due 07/01/2017	3	3
2.521% due 10/01/2034	73	76
2.543% due 07/01/2024	33	34
2.544% due 02/01/2028	57	57
2.554% due 11/01/2019	9	9
2.565% due 10/01/2019	9	9
2.572% due 11/01/2035	1,139	1,186
2.575% due 08/01/2035	237	238
2.585% due 07/01/2019	4	4
2.595% due 07/01/2026	7	7
2.605% due 09/01/2023	64	65
2.625% due 08/01/2024	17	17
2.640% due 09/01/2029	3	3
2.645% due 06/01/2030	23	24
2.646% due 11/01/2035	4,276	4,514
2.655% due 12/01/2025	59	60
2.665% due 08/01/2033	8	8
2.675% due 09/01/2034 - 11/01/2035	1,659	1,756
2.677% due 04/01/2027	13	13
2.680% due 02/01/2022	5,200	5,322
2.689% due 12/01/2033	334	349
2.690% due 12/01/2023	59	60
2.695% due 11/01/2025	34	36
2.696% due 12/01/2022	9	9
2.699% due 09/01/2035	2,469	2,608
2.700% due 02/01/2023 - 10/01/2034	534	556
2.702% due 09/01/2035	43	44
2.705% due 09/01/2024	48	48
2.708% due 09/01/2035	5	5
2.711% due 08/01/2026	24	24
2.713% due 07/01/2035	57	60
2.716% due 09/01/2033	8	9
2.719% due 03/01/2035	19	20
2.720% due 07/01/2026	6	6
2.722% due 08/01/2032	15	16
2.740% due 06/01/2023	42	42
2.745% due 11/01/2025	23	24
2.750% due 12/01/2020 - 02/01/2035	12,198	12,514
2.753% due 07/01/2035	406	426
2.757% due 02/01/2028	12	12
2.760% due 05/01/2025	52	54
2.764% due 11/01/2025	8	8
2.768% due 03/01/2025	187	194
2.771% due 11/01/2035	73	76
2.773% due 02/01/2034	15	16

2.783% due 09/01/2033	38	40
2.786% due 05/01/2026	14	14
2.787% due 10/01/2035	414	441
2.789% due 07/01/2035	607	633
2.790% due 07/01/2022	4,105	4,223
2.792% due 09/01/2022	30	31
2.795% due 11/01/2023	9	9
2.800% due 03/01/2018 - 08/01/2022	11,933	12,269
2.803% due 09/01/2035	20	21
2.815% due 11/01/2023 - 01/01/2036	465	488
2.817% due 10/01/2024	23	24
2.825% due 12/01/2023 - 10/01/2027	77	78
2.826% due 02/01/2027 - 08/01/2027	463	484
2.828% due 12/01/2025	135	138
2.829% due 01/01/2036	188	197
2.830% due 07/01/2022 - 10/01/2035	6,232	6,499
2.834% due 11/01/2034	503	525
2.835% due 09/01/2035	760	800
2.838% due 12/01/2034 - 07/01/2035	326	339
2.845% due 04/01/2027 - 07/01/2035	69	73
2.849% due 07/01/2034	10	11
2.850% due 06/01/2022 - 02/01/2035	927	959
2.851% due 04/01/2033	30	32
2.853% due 08/01/2035	12	12
2.860% due 05/01/2024	4	4
2.870% due 09/01/2027	100,000	100,421
2.872% due 11/01/2034	535	561
2.874% due 11/01/2025	178	187
2.875% due 09/01/2036	1	1
2.881% due 05/01/2030 - 08/01/2035	891	944
2.882% due 11/01/2032	16	17
2.883% due 08/01/2035	18	19
2.887% due 12/01/2034	72	75
2.894% due 09/01/2034	5,234	5,470
2.908% due 08/01/2035	409	433
2.914% due 10/01/2035	344	358
2.915% due 03/01/2034	2,416	2,504
2.919% due 09/01/2035	530	566
2.920% due 03/01/2022	3,778	3,898
2.921% due 03/01/2034	6	6
2.923% due 06/01/2025 - 08/01/2035	2,220	2,347
2.924% due 10/01/2034	1,002	1,055
2.927% due 01/01/2035	2,296	2,397
2.934% due 02/25/2033	999	882
2.937% due 11/01/2035	247	258
2.940% due 09/01/2035	1,849	1,949
2.942% due 01/01/2035	508	536
2.944% due 02/01/2035	70	73
2.945% due 03/01/2035	13	14
2.950% due 02/01/2020 - 06/01/2024	7	7
2.951% due 11/01/2034 - 05/01/2036	1,466	1,551
2.959% due 09/01/2037	30	32
2.960% due 05/01/2022 - 10/01/2034	7,189	7,438
2.965% due 04/01/2034	3	3
2.967% due 09/01/2035	52	55
2.982% due 04/01/2027	14	15
2.986% due 01/01/2035	4,462	4,669
2.987% due 09/01/2035	160	169
2.993% due 03/01/2023	52	53
3.000% due 01/01/2018 - 12/01/2043	179,818	182,357
3.000% due 06/01/2030 - 04/01/2031 (k)	76,289	78,527
3.010% due 09/01/2035	442	467
3.012% due 01/01/2026	36	37
3.014% due 07/01/2021	8	9
3.015% due 09/01/2035	169	173
3.017% due 04/01/2036	117	122
3.019% due 08/01/2035	108	111
3.020% due 10/01/2035	188	200
3.022% due 01/01/2036	5	5
3.028% due 10/01/2035	127	134
3.032% due 10/01/2026	6	6
3.035% due 08/01/2027 - 08/01/2035	264	278
3.036% due 12/01/2017	7	7
3.040% due 04/01/2022	2,939	3,037
3.044% due 05/01/2022	8,278	8,510
3.045% due 01/01/2035	2,600	2,727
3.047% due 07/01/2035	799	854
3.048% due 01/01/2035	43	45
3.055% due 08/01/2035	203	215
3.062% due 12/01/2030	8	8
3.070% due 11/01/2035	1,399	1,484
3.072% due 11/01/2034 - 12/01/2034	479	507
3.079% due 12/01/2034	10	11
3.084% due 05/01/2023	48	49
3.085% due 04/01/2018 - 10/01/2035	51	52
3.086% due 11/01/2035	292	300

3.115% due 07/01/2034	1,187	1,259
3.118% due 12/01/2035	224	231
3.120% due 06/01/2035	124	130
3.123% due 12/01/2027	111	115
3.125% due 02/01/2024 - 03/01/2024	11	11
3.129% due 05/25/2035	6,999	7,384
3.135% due 09/01/2037	2	2
3.137% due 12/01/2034	10	11
3.146% due 12/01/2034	26	27
3.150% due 01/01/2036	196	209
3.155% due 05/01/2022 - 05/01/2030	567	586
3.162% due 07/01/2035 - 12/01/2035	427	449
3.167% due 06/01/2035 - 01/01/2036	201	211
3.168% due 07/01/2033	4	5
3.170% due 11/01/2021 - 10/01/2035	30	30
3.175% due 12/01/2035	342	360
3.187% due 09/01/2035	257	271
3.190% due 11/01/2025	39	39
3.197% due 12/01/2033 - 06/01/2035	1,346	1,415
3.214% due 11/01/2034 - 02/01/2035	1,220	1,286
3.225% due 12/01/2026	8	8
3.229% due 03/01/2035	473	498
3.240% due 05/01/2038	16,157	17,096
3.257% due 06/01/2030 - 06/01/2033	100	103
3.258% due 05/01/2035	54	57
3.260% due 05/01/2034	108	114
3.270% due 12/01/2036	33	35
3.274% due 02/01/2035	1,139	1,202
3.284% due 05/01/2035	3,510	3,698
3.290% due 08/01/2022	75	77
3.292% due 04/01/2038	7	8
3.295% due 05/01/2035	24	25
3.298% due 04/01/2034	68	71
3.311% due 03/01/2034	1,924	2,009
3.317% due 12/01/2035	2	2
3.318% due 02/01/2035	403	426
3.322% due 06/01/2035	799	848
3.330% due 11/01/2021	15,182	15,875
3.332% due 03/01/2033	62	65
3.345% due 09/01/2021	1	1
3.352% due 01/01/2037	65	69
3.354% due 04/01/2035	26	28
3.367% due 12/01/2033	171	180
3.374% due 05/01/2035	28	29
3.380% due 11/01/2021	993	1,040
3.384% due 09/01/2035	161	169
3.398% due 02/01/2035	23	24
3.400% due 08/01/2023	10	10
3.405% due 11/01/2035	444	464
3.406% due 05/01/2037	17	18
3.412% due 11/01/2035	792	834
3.416% due 10/01/2020	336	349
3.420% due 11/01/2021	5,078	5,328
3.433% due 05/01/2033	50	53
3.435% due 02/01/2036	30	32
3.445% due 03/01/2022	57,618	60,356
3.455% due 03/01/2036	433	453
3.458% due 03/01/2036	110	117
3.471% due 10/01/2027	58	59
3.477% due 04/01/2024	97	99
3.482% due 01/01/2037	14	14
3.492% due 02/01/2036	53	57
3.500% due 11/01/2021 - 04/01/2046	159,705	166,400
3.500% due 04/01/2031 - 06/01/2045 (k)	85,620	88,723
3.505% due 03/01/2036	317	333
3.514% due 05/01/2035	2,321	2,445
3.516% due 03/01/2036	127	134
3.525% due 11/01/2022	4	4
3.537% due 02/01/2036	356	376
3.547% due 06/01/2034	4	4
3.555% due 06/01/2022	7	7
3.570% due 11/01/2021	2,637	2,782
3.575% due 02/01/2021	7	7
3.597% due 07/01/2024	18	18
3.602% due 05/01/2035	1,097	1,156
3.619% due 12/01/2020	268	282
3.625% due 03/01/2023	40	41
3.662% due 03/01/2036	144	151
3.724% due 03/01/2023	154	157
3.750% due 04/01/2035	889	939
3.765% due 06/01/2036	45	45
3.802% due 06/01/2035	337	359
3.825% due 02/01/2021	4	4
3.830% due 07/01/2021	287	305
3.840% due 05/01/2018	350	353
3.875% due 10/01/2024	2	2

3.980% due 07/01/2021	125,500	133,958
4.000% due 11/25/2019 - 03/01/2047	586,926	617,554
4.000% due 06/01/2044 - 04/01/2047 (k)	456,790	480,537
4.012% due 08/01/2027	139	142
4.295% due 12/01/2036	187	198
4.381% due 06/01/2021	507	545
4.416% due 02/01/2028	5	5
4.467% due 06/01/2029	6	6
4.500% due 12/01/2017 - 10/01/2046	185,576	201,768
4.500% due 01/01/2034 - 08/01/2044 (k)	54,443	58,442
4.748% due 09/01/2034	135	143
4.854% due 02/25/2037 (a)	30	4
4.884% due 06/25/2037 - 08/25/2043 (a)	34,372	7,461
4.934% due 12/25/2042 (a)	6,729	1,088
4.984% due 03/25/2039 (a)	30,269	2,241
5.000% due 06/01/2018 - 02/01/2045	44,341	48,516
5.030% due 05/01/2024	2,053	2,286
5.034% due 05/25/2037 - 01/25/2040 (a)	1,796	279
5.084% due 08/25/2042 (a)	28,334	5,947
5.164% due 03/25/2037 (a)	93	15
5.284% due 02/25/2037 (a)	427	64
5.334% due 07/25/2036 (a)	954	147
5.384% due 12/25/2036 - 06/25/2037 (a)	718	111
5.424% due 12/25/2036 (a)	325	59
5.434% due 07/25/2037 (a)	425	60
5.500% due 09/01/2017 - 02/01/2042	138,485	153,608
5.500% due 01/01/2026 (k)	22,941	25,407
5.542% due 12/25/2042	10,158	11,083
5.544% due 05/25/2037 (a)	75	12
5.750% due 12/20/2027 - 08/25/2034	1,282	1,447
5.790% due 10/01/2017	345	344
6.000% due 07/01/2017 - 10/25/2044	161,305	182,572
6.000% due 01/01/2039 - 10/01/2040 (k)	57,456	65,214
6.150% due 10/25/2042	8,475	9,986
6.250% due 07/01/2024 - 02/25/2029	339	369
6.284% due 09/25/2038 (a)	318	25
6.290% due 02/25/2029	40	42
6.300% due 10/17/2038	710	722
6.500% due 08/01/2017 - 02/25/2047	24,306	27,257
6.750% due 10/25/2023	53	57
6.900% due 05/25/2023	7	7
6.971% due 08/25/2037	56	60
7.000% due 03/25/2020 - 01/25/2048	3,535	3,891
7.375% due 05/25/2022	159	175
7.500% due 07/01/2018 - 07/25/2041	1,537	1,615
7.521% due 11/25/2040	2	2
7.574% due 10/25/2043	58,684	66,456
7.750% due 01/25/2022	56	60
7.780% due 01/01/2018	1,595	1,595
7.800% due 10/25/2022 - 06/25/2026	41	45
7.814% due 03/25/2039	3	3
8.000% due 08/01/2019 - 08/01/2032	4,234	4,873
8.000% due 08/18/2027 (a)	2	1
8.500% due 03/01/2020 - 07/01/2037	1,063	1,200
8.750% due 01/25/2021	20	21
9.000% due 11/25/2019 - 11/01/2025	215	233
9.000% due 06/25/2022 (a)	7	1
9.162% due 09/25/2028	7	7
9.300% due 05/25/2018 - 08/25/2019	1	1
9.500% due 01/01/2018 - 03/01/2026	86	89
10.000% due 10/01/2018 - 05/01/2022	8	7
903.213% due 08/25/2021 (a)	0	1
Fannie Mae, TBA
3.000% due 07/01/2032 - 09/01/2047	6,869,000	6,873,887
3.500% due 07/01/2032 - 09/01/2047	10,241,050	10,518,599
4.000% due 07/01/2047 - 09/01/2047	6,466,765	6,785,762
4.500% due 07/01/2047 - 08/01/2047	2,359,350	2,528,394
5.000% due 08/01/2047	50,200	54,788
5.500% due 07/01/2032 - 08/01/2047	284,300	313,107
6.000% due 07/01/2047	100,800	113,486
FDIC Structured Sale Guaranteed Bonds
1.551% due 11/29/2037	3,580	3,574
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,865	1,871
Federal Housing Administration
1.000% due 08/01/2020	86	83
6.896% due 07/01/2020	1,047	1,021
7.110% due 05/01/2019	7	7
7.315% due 08/01/2019	126	123
7.350% due 04/01/2019	4	3
7.375% due 02/01/2018	11	11
7.430% due 10/01/2018 - 05/01/2024	1,074	1,046
7.465% due 11/01/2019	182	178
8.280% due 03/01/2020	87	85
Freddie Mac
0.200% due 09/25/2043 (a)	924,442	4,559

1.256% due 12/25/2036	2,586	2,578
1.409% due 08/25/2022 (a)	152,103	8,282
1.409% due 07/15/2034	122	121
1.435% due 11/15/2042	27,379	27,317
1.459% due 02/15/2037	7	7
1.476% due 08/25/2031	264	259
1.499% due 02/15/2037	17	17
1.509% due 12/15/2029	39	39
1.559% due 06/15/2018 - 05/15/2041	2,806	2,813
1.609% due 06/15/2023 - 12/15/2031	56	55
1.629% due 11/15/2038 (a)	48,380	3,145
1.658% due 12/25/2018 (a)	274,939	4,658
1.659% due 06/15/2030 - 12/15/2032	78	78
1.674% due 09/25/2025	42,530	42,763
1.695% due 09/25/2022	111,703	112,253
1.696% due 12/01/2026	152	150
1.709% due 01/15/2042	208	210
1.718% due 06/25/2020 (a)	15,379	591
1.739% due 05/15/2032 - 07/15/2037	3,972	4,011
1.829% due 08/15/2037	4,617	4,676
1.869% due 10/15/2037	2,011	2,041
1.879% due 05/15/2037	1,436	1,454
1.889% due 05/15/2040	29	29
1.892% due 02/25/2045	14,955	14,964
1.909% due 08/15/2036	36	37
1.921% due 10/15/2041 (a)	11,175	676
1.929% due 06/15/2039 (a)	19,261	1,102
1.960% due 10/25/2023	48	48
2.006% due 05/15/2038 (a)	5,756	316
2.009% due 11/15/2039	39	40
2.092% due 07/25/2044	2,440	2,471
2.159% due 02/15/2021	4	4
2.216% due 05/25/2043	5,059	5,181
2.305% due 01/01/2022	12	12
2.323% due 10/25/2018	15	15
2.375% due 09/01/2018	3	3
2.400% due 05/01/2021	127	127
2.505% due 10/01/2022	13	13
2.540% due 10/25/2023	241	248
2.550% due 03/01/2022	30	30
2.570% due 12/01/2018	6	6
2.593% due 07/01/2023	13	13
2.597% due 07/01/2032	1	1
2.606% due 06/01/2022	1	1
2.610% due 07/01/2022	34	34
2.617% due 09/01/2035	34	35
2.633% due 07/01/2020	32	33
2.640% due 05/01/2020	5	5
2.668% due 08/01/2023	18	19
2.673% due 11/01/2023	53	54
2.701% due 06/01/2021	30	30
2.710% due 11/01/2026	125	128
2.728% due 09/01/2035	15	16
2.730% due 05/01/2037	197	203
2.740% due 08/01/2023 - 11/01/2023	85	86
2.750% due 12/01/2022	1	1
2.765% due 11/01/2035	4,157	4,389
2.799% due 10/01/2023	80	82
2.810% due 09/01/2028	1	1
2.813% due 07/01/2024	11	11
2.822% due 04/01/2024	97	99
2.823% due 10/01/2023	20	20
2.844% due 04/01/2029	41	42
2.845% due 08/01/2035	339	358
2.847% due 10/01/2026	117	122
2.849% due 02/01/2037	11	11
2.852% due 05/01/2027	5	5
2.858% due 08/01/2023 - 03/01/2024	33	33
2.859% due 01/01/2034	1,890	1,989
2.862% due 04/01/2025	2	2
2.865% due 09/01/2023	22	22
2.869% due 07/01/2025	84	86
2.870% due 02/01/2025	6	6
2.874% due 06/01/2024	79	83
2.875% due 01/01/2019 - 08/01/2035	7,073	7,446
2.878% due 08/01/2023	10	11
2.887% due 01/01/2021	5	5
2.889% due 06/01/2033	108	113
2.901% due 08/01/2023 - 11/01/2028	454	466
2.904% due 10/01/2024 - 04/01/2025	9	9
2.916% due 09/01/2023	145	148
2.919% due 01/01/2028	10	10
2.927% due 10/01/2035	165	174
2.929% due 10/01/2024	23	23
2.937% due 10/01/2023	39	39
2.941% due 06/01/2022	26	27

2.942% due 08/01/2023	88	90
2.944% due 05/01/2018	2	2
2.954% due 06/01/2024	127	129
2.967% due 09/01/2023	82	86
2.978% due 03/01/2021	24	24
2.981% due 08/01/2035	19	20
2.985% due 09/01/2035	2,368	2,510
2.987% due 05/01/2023	33	33
3.000% due 12/01/2023 - 03/01/2027	67	69
3.000% due 08/15/2027 (a)	13,128	1,285
3.001% due 10/01/2020	2	2
3.008% due 06/01/2022	83	85
3.012% due 04/01/2025	29	29
3.021% due 09/01/2035	97	103
3.029% due 08/01/2035	9	10
3.030% due 07/01/2033	2	2
3.043% due 10/01/2035	6,028	6,365
3.045% due 05/01/2023	16	17
3.046% due 09/01/2023	2	2
3.049% due 02/01/2026	223	231
3.059% due 07/01/2027	7	7
3.073% due 07/01/2030	412	430
3.096% due 05/01/2020	1	1
3.097% due 03/01/2035	196	207
3.126% due 12/01/2035	71	74
3.128% due 01/01/2024	2	2
3.129% due 08/15/2032	739	773
3.135% due 06/01/2030	196	203
3.136% due 07/01/2036	3	3
3.140% due 10/01/2035	3,070	3,246
3.143% due 07/01/2032	28	29
3.153% due 09/01/2037	8	8
3.155% due 01/01/2019 - 10/01/2020	13	12
3.159% due 02/01/2036	149	157
3.164% due 07/01/2035	3,351	3,563
3.165% due 05/01/2018	3	3
3.192% due 05/01/2023	14	14
3.196% due 10/01/2035	155	160
3.205% due 04/01/2023	2	2
3.208% due 04/01/2036	331	347
3.217% due 10/01/2035	4,911	5,188
3.223% due 07/01/2035	1,508	1,584
3.227% due 04/01/2029	11	11
3.230% due 09/01/2023	10	10
3.232% due 01/01/2036	2	2
3.250% due 03/01/2035	22	22
3.258% due 01/25/2036	2,268	2,322
3.274% due 10/01/2035	3,189	3,387
3.308% due 02/01/2038	3	3
3.310% due 11/01/2035	169	173
3.315% due 07/01/2023	36	36
3.345% due 01/01/2037	84	89
3.346% due 05/01/2035	5,823	6,132
3.365% due 11/01/2035	3,712	3,947
3.375% due 05/01/2023	3	3
3.378% due 11/01/2034	175	186
3.387% due 02/01/2037	9	9
3.415% due 05/01/2018	7	7
3.432% due 06/01/2035	10,796	11,422
3.448% due 03/01/2036	65	68
3.465% due 03/01/2035	8	9
3.481% due 10/01/2023	27	27
3.483% due 08/01/2035	77	82
3.495% due 05/01/2037	31	32
3.500% due 09/01/2018 - 02/01/2044	22,914	23,314
3.505% due 07/01/2019	18	18
3.516% due 04/01/2036	2	2
3.518% due 03/01/2036	210	213
3.521% due 05/01/2037	41	43
3.554% due 12/01/2037	52	54
3.620% due 06/01/2037	13	14
3.623% due 05/01/2036	147	156
4.000% due 09/15/2018 - 04/01/2044	31,707	33,682
4.019% due 01/25/2047	100	102
4.500% due 03/01/2018 - 02/01/2046	126,083	135,337
4.500% due 08/01/2023 (k)	16,998	18,205
4.841% due 06/15/2042 - 08/15/2042 (a)	51,443	9,947
5.000% due 10/01/2017 - 07/01/2040	15,153	16,178
5.091% due 02/15/2038 (a)	489	64
5.141% due 05/15/2039 (a)	493	84
5.291% due 03/15/2037 (a)	288	57
5.341% due 08/15/2036 (a)	207	38
5.351% due 12/15/2041 (a)	21,178	4,268
5.421% due 09/15/2036 (a)	299	51
5.491% due 11/15/2036 (a)	11,559	2,228
5.500% due 09/01/2017 - 07/01/2047	6,557	7,225

5.950% due 06/15/2028	12,542	13,810
6.000% due 07/01/2017 - 10/15/2036	35,172	39,681
6.250% due 12/15/2028	209	231
6.500% due 08/01/2017 - 10/25/2043	58,264	65,320
6.950% due 07/15/2021 - 08/15/2021	8	8
7.000% due 11/15/2020 - 10/25/2043	12,336	14,630
7.000% due 09/15/2023 (a)	3	1
7.400% due 02/01/2021	14	14
7.499% due 11/15/2033	686	721
7.500% due 08/01/2017 - 10/01/2036	3,845	4,392
7.645% due 05/01/2025	4,839	5,674
7.666% due 09/15/2043 - 12/15/2043	31,469	35,610
8.000% due 09/01/2018 - 06/01/2025	588	665
8.250% due 06/15/2022	33	37
8.500% due 02/01/2019 - 06/01/2030	249	271
8.750% due 12/15/2020	15	16
8.900% due 11/15/2020	41	43
9.000% due 09/15/2020 - 07/01/2030	96	104
9.500% due 09/01/2020 - 12/01/2022	26	27
9.723% due 02/15/2041	9	13
10.000% due 09/01/2017 - 03/01/2021	2	1
10.500% due 01/01/2021	2	2
16.466% due 05/15/2033	269	359
31.687% due 08/15/2037	804	1,315
Freddie Mac, TBA
3.500% due 07/01/2047 - 08/01/2047	1,395,940	1,431,839
4.000% due 07/01/2047 - 08/01/2047	518,000	543,744
4.500% due 07/01/2047 - 08/01/2047	365,900	391,745
5.500% due 07/01/2047	81,000	89,372
Ginnie Mae
0.000% due 11/20/2066	27,491	27,822
0.919% due 11/16/2043 (a)	96,864	3,528
1.000% due 01/20/2066	4,730	4,818
1.423% due 05/20/2065	9,862	9,826
1.453% due 06/20/2065 - 02/20/2067	62,100	61,940
1.463% due 09/20/2065	34,421	34,341
1.493% due 01/20/2061 - 03/20/2065	27,943	27,968
1.510% due 04/20/2063 - 05/20/2063	12,327	12,375
1.543% due 05/20/2065	8,054	8,021
1.563% due 04/20/2062 - 06/20/2065	18,355	18,306
1.572% due 06/16/2031 - 03/16/2032	141	141
1.573% due 06/20/2065	6,470	6,451
1.593% due 03/20/2062 - 08/20/2065	25,403	25,396
1.613% due 08/20/2065	57,364	57,313
1.653% due 12/20/2065	28,496	28,526
1.672% due 02/16/2030 - 04/16/2032	449	451
1.722% due 12/16/2025	25	25
1.724% due 02/20/2060	2,794	2,808
1.743% due 12/20/2065 - 08/20/2066	43,845	44,098
1.772% due 02/16/2030	539	544
1.843% due 04/20/2066	9,661	9,768
1.913% due 07/20/2065	2,664	2,700
1.939% due 02/20/2060 (k)	34,549	35,163
1.993% due 03/20/2066	54,070	55,077
2.043% due 02/20/2066	44,018	44,901
2.125% due 06/20/2021 - 04/20/2041	24,228	24,904
2.143% due 03/20/2066	14,061	14,425
2.162% due 03/20/2031	38	39
2.250% due 11/20/2021 - 10/20/2038	8,626	8,871
2.375% due 01/20/2022 - 02/20/2034	9,706	9,969
2.480% due 06/20/2067	20,000	20,692
2.500% due 06/20/2021 - 07/15/2043	516	511
2.550% due 04/20/2067	13,517	13,961
2.875% due 01/20/2025	8	8
3.000% due 12/20/2018 - 12/20/2046	120,696	122,068
3.500% due 12/20/2017 - 08/15/2045	74,015	76,731
3.950% due 07/15/2025	81	86
4.000% due 02/20/2018 - 08/20/2046	11,022	11,634
4.000% due 02/20/2044 (a)	60,764	10,841
4.500% due 11/16/2028 - 08/15/2033	1,092	1,156
4.538% due 03/20/2040 (a)	25,781	3,864
4.750% due 07/20/2035	1,601	1,736
4.888% due 07/20/2041 (a)	24,519	4,059
4.988% due 06/20/2043 (a)	33,088	5,234
5.000% due 07/15/2033 - 12/15/2040	16,114	17,672
5.428% due 07/16/2031 - 08/16/2033 (a)	1,111	212
5.500% due 05/15/2021 - 03/16/2034	1,596	1,779
6.000% due 08/15/2019 - 12/20/2041	8,818	10,116
6.500% due 11/15/2023 - 09/20/2038	1,261	1,421
6.750% due 10/16/2040	900	975
7.000% due 12/15/2022 - 10/15/2034	453	519
7.500% due 02/15/2022 - 02/15/2035	298	339
7.750% due 08/20/2025 - 12/15/2040	1,425	1,430
8.000% due 02/15/2020 - 10/20/2031	367	404
8.250% due 04/15/2020	6	7
8.300% due 06/15/2019	3	3

8.500% due 12/15/2017 - 04/15/2031	269	296
9.000% due 11/15/2017 - 01/15/2031	165	171
9.500% due 11/15/2017 - 12/15/2026	31	30
10.000% due 12/15/2017 - 02/15/2025	15	15
10.500% due 12/15/2017 - 09/20/2019	2	1
11.000% due 01/20/2018 - 11/20/2018	2	1
Ginnie Mae, TBA
3.000% due 07/01/2047	12,000	12,123
3.500% due 08/01/2047	52,000	53,767
4.000% due 07/01/2047 - 08/01/2047	731,040	768,462
5.000% due 07/01/2047	2,000	2,179
Jamaica Housing Development AID Bond
0.500% due 10/01/2018	967	955
Small Business Administration
1.625% due 05/25/2021	23	23
1.750% due 03/25/2025 - 07/25/2025	16	15
1.850% due 01/25/2019	15	15
4.340% due 03/01/2024	38	39
4.350% due 07/01/2023	92	95
4.580% due 03/01/2018	34	35
4.625% due 02/01/2025	253	265
4.770% due 04/01/2024	146	153
4.840% due 02/01/2023	83	88
4.870% due 12/01/2024	237	249
4.890% due 12/01/2023	138	146
4.930% due 01/01/2024	298	314
4.950% due 03/01/2025	340	359
5.110% due 08/01/2025	94	99
5.120% due 11/01/2017	3	3
5.130% due 09/01/2023	887	945
5.190% due 07/01/2024	41	44
5.240% due 08/01/2023	74	79
5.310% due 05/01/2027	92	98
5.320% due 04/01/2027	109	116
5.340% due 11/01/2021	522	545
5.510% due 11/01/2027	157	169
5.520% due 06/01/2024	787	837
5.600% due 09/01/2028	471	516
5.725% due 09/10/2018	1,656	1,699
5.780% due 08/01/2027	20	21
5.820% due 07/01/2027	915	989
5.870% due 07/01/2028	235	258
5.902% due 02/10/2018	401	411
6.020% due 08/01/2028	205	227
6.070% due 07/01/2026	220	238
6.290% due 01/01/2021	56	58
6.340% due 03/01/2021	510	536
6.440% due 02/01/2021	130	136
6.900% due 12/01/2020	126	130
7.060% due 11/01/2019	89	91
7.190% due 12/01/2019	23	23
7.200% due 10/01/2019	55	56
7.630% due 06/01/2020	135	140
Vendee Mortgage Trust
0.301% due 06/15/2023 (a)	5,326	28
6.395% due 01/15/2030	840	936
6.500% due 09/15/2024	4,148	4,523

Total U.S. Government Agencies (Cost $35,339,069)		35,291,373

U.S. TREASURY OBLIGATIONS 22.3%
U.S. Treasury Bonds
2.250% due 08/15/2046	15,800	13,937
2.750% due 08/15/2042	391,500	387,822
2.750% due 11/15/2042	862,100	853,244
2.875% due 05/15/2043 (o)	400,269	404,725
2.875% due 08/15/2045	86,496	87,135
3.000% due 05/15/2042	568,570	589,691
3.000% due 11/15/2044	1,276,646	1,319,707
3.000% due 02/15/2047 (k)	152,640	157,762
3.000% due 05/15/2047	264,200	273,184
3.125% due 02/15/2043	572,000	605,102
3.125% due 08/15/2044 (k)	2,242,407	2,372,967
3.375% due 05/15/2044	111,125	122,965
3.625% due 08/15/2043	335,400	386,404
3.625% due 02/15/2044 (k)	18,300	21,118
4.250% due 11/15/2040 (o)	49,400	62,154
4.375% due 11/15/2039	294,450	375,792
4.375% due 05/15/2040	36,800	47,028
4.500% due 02/15/2036	65	84
6.250% due 05/15/2030	226	322
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2021 (m)	91,087	90,976
0.125% due 01/15/2022 (m)	43,725	43,678
0.125% due 04/15/2022 (m)	162,085	161,360
0.125% due 01/15/2023	31	30

0.125% due 07/15/2026 (m)		95,180	91,847
0.250% due 01/15/2025		310	304
0.375% due 07/15/2025		54,342	53,954
0.375% due 01/15/2027		945,893	929,385
0.625% due 01/15/2026		175,568	176,758
0.625% due 02/15/2043		4,786	4,411
0.750% due 02/15/2042		53,622	51,108
0.750% due 02/15/2045		121,613	114,265
0.875% due 02/15/2047		3,647	3,543
1.000% due 02/15/2046		3,406	3,407
1.750% due 01/15/2028		1,103,800	1,231,151
2.000% due 01/15/2026 (m)		292,533	327,977
2.375% due 01/15/2025 (m)		41,562	47,364
2.375% due 01/15/2027		427,543	498,482
2.500% due 01/15/2029		1,171,418	1,409,628
3.625% due 04/15/2028		87,387	114,246
3.875% due 04/15/2029		218,253	296,571
U.S. Treasury Notes
1.750% due 03/31/2022 (m)(o)		54,500	54,230
1.750% due 09/30/2022 (m)(o)		415,400	411,652
1.875% due 08/31/2022 (m)(o)		2,000	1,996
2.000% due 08/31/2021 (m)(o)		46,500	46,911
2.000% due 10/31/2021 (m)(o)		100,700	101,514
2.000% due 07/31/2022 (m)(o)		429,200	431,128
2.000% due 02/15/2025 (m)(o)		10,800	10,651
2.000% due 11/15/2026 (m)(o)		4,950	4,828
2.125% due 12/31/2021 (m)(o)		19,000	19,246
2.125% due 05/15/2025 (m)(o)		7,300	7,255
2.250% due 11/15/2024 (m)(o)		1,497,716	1,505,935
2.250% due 11/15/2025 (m)(o)		3,450	3,451
2.250% due 02/15/2027		47,300	47,097
2.375% due 05/31/2018 (o)		500	505

Total U.S. Treasury Obligations (Cost $16,627,533)			16,377,987

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		1,042	1,052
Adjustable Rate Mortgage Trust
1.336% due 08/25/2036		6,338	3,896
1.756% due 11/25/2035		25	20
2.366% due 03/25/2035		6,186	5,409
3.123% due 01/25/2036 ^		4,655	4,361
3.176% due 07/25/2035		1,255	1,156
3.259% due 03/25/2035		2,508	2,439
3.271% due 11/25/2035 ^		523	446
3.360% due 09/25/2035		2,460	1,913
3.470% due 10/25/2035 ^		5,777	5,269
3.483% due 01/25/2036		2,543	2,190
3.598% due 09/25/2035		283	265
3.755% due 11/25/2035 ^		4,543	4,201
3.759% due 03/25/2036 ^		256	207
3.815% due 08/25/2035		2,016	1,958
4.028% due 07/25/2035		3,089	3,034
Alba PLC
1.501% due 04/24/2049	GBP	517	679
Ally Financial, Inc.
2.500% due 12/15/2017 (i)		$274,300	273,475
American Home Mortgage Assets Trust
1.336% due 10/25/2046		14,334	12,218
1.406% due 05/25/2046 ^		24,011	19,055
3.067% due 11/25/2035 ^		7,594	6,284
American Home Mortgage Investment Trust
1.816% due 02/25/2045		83	83
2.914% due 09/25/2045		2,771	2,753
3.039% due 09/25/2035		44	44
3.164% due 12/25/2035		1,886	1,194
3.165% due 11/25/2045 ^		7,419	5,689
3.222% due 02/25/2044		40	40
3.277% due 10/25/2034		4,928	4,960
3.415% due 02/25/2045		3,582	3,606
Banc of America Alternative Loan Trust
1.616% due 05/25/2035 ^		764	627
5.500% due 06/25/2037 ^		1,218	1,008
6.000% due 11/25/2035 ^		1,191	1,186
6.000% due 07/25/2046 ^		1,995	1,774
Banc of America Funding Trust
1.316% due 04/25/2037		355	260
1.402% due 10/20/2036		15,967	13,875
1.402% due 10/20/2046 ^		2,569	2,325
1.422% due 04/20/2047 ^		5,130	4,476
1.426% due 04/25/2037 ^		3,020	2,236
1.452% due 04/20/2035		177	177
1.496% due 07/25/2037		1,592	1,488
1.502% due 05/20/2035 ^		854	618
1.512% due 02/20/2035		896	886

1.616% due 05/25/2037 ^	5,724	4,926
3.039% due 09/20/2034	297	304
3.146% due 03/20/2035	722	731
3.179% due 05/25/2035	68	72
3.282% due 09/20/2047 ^	5,881	4,528
3.352% due 09/20/2046 ^	3,477	2,873
3.388% due 10/20/2046 ^	3,742	3,027
3.391% due 11/20/2034	4,708	4,502
3.433% due 11/20/2035 ^	1,724	1,567
3.458% due 02/20/2036	4,031	3,553
3.559% due 01/20/2047 ^	113	106
3.567% due 03/20/2036	250	225
3.580% due 10/20/2046 ^	1,962	1,485
3.597% due 04/20/2036 ^	3,171	2,792
3.605% due 05/20/2036 ^	1,766	1,618
3.673% due 03/20/2036	623	582
5.500% due 09/25/2034	4,932	4,875
5.750% due 09/25/2036	1,989	1,986
5.753% due 10/25/2036 ^	749	714
5.837% due 01/25/2037 ^	605	532
5.888% due 04/25/2037 ^	2,112	1,847
6.000% due 09/25/2036	4,290	4,159
6.000% due 09/25/2036 ^	314	293
6.000% due 03/25/2037 ^	10,240	9,265
Banc of America Mortgage Trust
3.182% due 07/25/2035	1,668	1,555
3.282% due 08/25/2035 ^	6,451	5,955
3.321% due 07/25/2035	753	736
3.385% due 11/25/2034	1,149	1,151
3.403% due 11/25/2035 ^	747	699
3.404% due 09/25/2033	717	715
3.440% due 11/25/2034	1,449	1,363
3.447% due 07/25/2035 ^	1,098	1,030
3.475% due 02/25/2035	1,689	1,680
3.490% due 11/25/2034	873	854
3.559% due 01/25/2036	3,380	3,188
3.620% due 02/25/2035	483	476
3.698% due 05/25/2034	523	527
3.713% due 07/25/2034	116	118
3.732% due 04/25/2034	91	91
3.893% due 05/25/2033	714	727
4.067% due 07/20/2032	131	132
5.500% due 12/25/2020	332	337
5.500% due 05/25/2037 ^	553	443
6.000% due 10/25/2036 ^	4,477	3,893
6.000% due 07/25/2046 ^	1,362	1,305
6.500% due 10/25/2031	40	42
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	31,876	32,811
Bayview Commercial Asset Trust
1.646% due 08/25/2034	286	274
BCAP LLC Trust
0.000% due 07/28/2036	30,995	22,617
0.505% due 01/26/2047	15,254	13,796
1.079% due 09/28/2037	13,288	12,407
1.154% due 02/28/2037	12,778	11,214
1.164% due 11/26/2036	4,240	3,935
1.174% due 09/28/2036	33,147	26,606
1.184% due 11/26/2036	24,792	24,007
1.184% due 01/28/2037	8,977	8,775
1.193% due 04/28/2036	11,133	10,675
1.194% due 08/26/2033	18,899	17,958
1.194% due 11/28/2036	16,835	14,234
1.194% due 12/28/2036	14,784	13,235
1.194% due 08/26/2046	2,120	2,098
1.194% due 06/28/2047	36,527	29,249
1.204% due 06/26/2037	15,036	12,939
1.210% due 07/26/2036	4,443	4,249
1.214% due 09/28/2046	15,846	13,356
1.214% due 11/28/2046	7,213	7,043
1.224% due 10/28/2036	14,656	13,675
1.234% due 05/26/2047	154	154
1.244% due 06/28/2037	14,803	12,745
1.274% due 08/28/2036	23,900	21,874
1.294% due 11/28/2035	27,164	25,103
1.314% due 11/28/2035	14,551	12,239
1.322% due 03/26/2036	28,108	24,917
1.324% due 07/28/2035	14,587	12,827
1.340% due 11/26/2035	1,910	1,919
1.344% due 10/28/2035	11,271	9,865
1.354% due 01/28/2036	18,955	16,390
1.354% due 02/28/2036	20,265	15,947
1.374% due 05/26/2036	5,693	5,568
1.404% due 01/28/2036	21,929	19,272
1.424% due 11/28/2046	15,032	12,720
1.426% due 05/25/2047	118	98

1.436% due 05/25/2047 ^	14,074	11,544
1.452% due 04/28/2047	15,434	13,288
1.462% due 05/28/2047	18,214	15,217
1.466% due 07/26/2035	995	991
1.502% due 12/28/2046	20,141	18,337
1.504% due 12/28/2035	15,119	14,653
1.532% due 11/26/2046	3,997	3,894
1.544% due 11/26/2035	186	186
1.672% due 07/28/2046	23,891	21,715
1.702% due 07/26/2036	7,482	7,048
1.759% due 12/28/2034	8,385	8,109
1.924% due 06/28/2035	3,349	3,287
1.954% due 01/26/2035	46,787	42,056
1.956% due 07/28/2047	52,525	46,297
2.024% due 08/26/2037	18,490	17,464
2.083% due 10/28/2046	12,891	11,581
2.324% due 11/28/2035	22,085	18,462
2.483% due 03/28/2037	20,316	17,777
2.500% due 06/28/2036	20,000	17,778
2.543% due 10/26/2035	1,377	1,383
2.808% due 09/28/2035	23,935	24,479
2.808% due 12/28/2036	13,989	13,026
2.809% due 03/26/2036	20,134	18,055
2.880% due 12/28/2035	17,565	17,427
2.890% due 10/28/2035	16,357	16,416
2.923% due 03/28/2036	13,458	12,475
2.930% due 09/28/2035	15,537	16,033
2.946% due 08/28/2046	12,561	11,225
2.948% due 08/28/2036	144,824	141,682
2.953% due 12/28/2036	12,511	11,342
2.977% due 01/28/2038	66,425	58,294
2.982% due 05/28/2035	41,886	43,006
2.989% due 07/28/2036	97,061	93,636
3.034% due 03/28/2036	9,877	10,036
3.047% due 10/26/2036	2,730	2,755
3.050% due 08/28/2036	14,731	12,737
3.090% due 10/28/2035	13,360	13,052
3.094% due 02/28/2037	11,958	10,475
3.107% due 03/28/2036	51,355	53,005
3.114% due 02/26/2036	3,976	4,002
3.127% due 02/28/2036	12,630	11,255
3.132% due 11/28/2035	29,633	26,368
3.152% due 11/28/2035	27,096	27,043
3.160% due 06/26/2035	3,683	3,645
3.165% due 02/28/2036	12,512	11,468
3.174% due 04/28/2036	9,701	9,467
3.176% due 08/28/2035	21,607	21,965
3.191% due 10/28/2035	40,189	41,007
3.196% due 09/28/2035	10,732	9,151
3.202% due 08/28/2036	36,365	35,419
3.214% due 01/28/2036	13,762	12,896
3.222% due 10/28/2035	12,918	13,052
3.223% due 05/28/2036	17,380	13,679
3.231% due 10/28/2035	4,666	4,570
3.253% due 02/28/2036	11,516	9,812
3.256% due 10/26/2035	12,800	12,436
3.264% due 11/28/2037	16,284	12,983
3.282% due 03/28/2036	11,705	9,797
3.285% due 01/26/2034	1,511	1,490
3.317% due 02/28/2036	21,607	19,198
3.323% due 07/28/2036	19,835	19,314
3.361% due 10/28/2035	29,305	22,663
3.373% due 12/28/2036	32,515	29,105
3.388% due 03/26/2037	3,131	3,084
3.408% due 12/26/2037	215	201
3.460% due 09/26/2035	14,819	13,241
3.475% due 05/28/2035	67,961	66,605
3.496% due 03/26/2037	4,352	3,650
3.548% due 05/26/2036	9,482	7,602
3.550% due 08/26/2036	13,598	11,355
3.568% due 07/26/2036	1,268	1,049
3.583% due 05/28/2036	14,192	12,908
3.656% due 06/28/2047	22,876	19,830
3.759% due 03/28/2037	22,688	20,793
4.622% due 07/28/2037	12,472	10,765
5.000% due 01/26/2021	3,477	3,502
5.042% due 03/26/2037	22,438	22,103
5.250% due 06/26/2036	42,975	32,873
5.250% due 04/26/2037	40,383	38,979
5.250% due 06/26/2037	3,995	3,952
5.250% due 08/26/2037	4,892	5,049
5.500% due 11/25/2034	5,287	4,725
5.750% due 02/26/2035	11,885	12,016
5.998% due 07/28/2037	7,720	7,508
6.000% due 10/28/2036	9,399	8,740
6.000% due 02/26/2037	13,925	12,873

6.000% due 05/28/2037	21,947	21,148
6.000% due 08/28/2037	12,098	10,112
6.000% due 10/26/2037	4,521	4,023
6.001% due 08/28/2037	8,996	8,672
Bear Stearns Adjustable Rate Mortgage Trust
2.754% due 11/25/2030	1,326	1,280
2.910% due 02/25/2036	5,400	5,398
3.054% due 04/25/2033	1,130	1,137
3.081% due 04/25/2033	86	87
3.190% due 05/25/2033	549	555
3.191% due 10/25/2035	1,122	1,125
3.224% due 08/25/2035	1,688	1,528
3.282% due 10/25/2034	40	38
3.283% due 05/25/2034	9	9
3.285% due 03/25/2035	2,137	2,057
3.312% due 08/25/2033	18	18
3.322% due 11/25/2034	3,134	3,032
3.324% due 09/25/2034	1,565	1,569
3.359% due 01/25/2035	122	120
3.399% due 02/25/2047	4,243	3,731
3.418% due 06/25/2035 ^	1,106	994
3.427% due 03/25/2035	2,734	2,682
3.432% due 01/25/2034	1,573	1,586
3.544% due 02/25/2036 ^	1,083	1,057
3.565% due 01/25/2034	2,062	2,098
3.574% due 01/25/2034	21	20
3.604% due 07/25/2034	511	517
3.613% due 04/25/2034	1,399	1,390
3.625% due 04/25/2034	1	1
3.630% due 02/25/2033	57	54
3.653% due 01/25/2035	542	535
3.656% due 04/25/2033	397	394
3.679% due 07/25/2034	219	213
3.680% due 02/25/2034	1,043	1,063
3.750% due 05/25/2034	1	1
Bear Stearns ALT-A Trust
1.376% due 02/25/2034	2,591	2,421
1.416% due 02/25/2034	36	31
1.536% due 08/25/2036 ^	13,585	12,679
1.536% due 01/25/2047	4,903	3,888
1.556% due 08/25/2036	4,496	3,977
1.656% due 04/25/2035	1,174	1,142
1.696% due 02/25/2036	2,225	2,045
1.716% due 03/25/2035	199	196
1.896% due 09/25/2034	220	220
1.916% due 09/25/2034	1,122	1,113
2.506% due 02/25/2034	124	110
3.081% due 03/25/2036	16,762	11,820
3.103% due 10/25/2033	55	55
3.156% due 12/25/2033	1,467	1,477
3.185% due 11/25/2035 ^	5,578	4,511
3.196% due 03/25/2036	5,411	4,449
3.200% due 01/25/2036 ^	12,242	11,726
3.205% due 04/25/2035	12	12
3.210% due 09/25/2034	890	849
3.250% due 11/25/2036 ^	2,981	2,465
3.254% due 11/25/2036	1,513	1,368
3.310% due 02/25/2036 ^	1,408	1,203
3.317% due 01/25/2035	2,620	2,023
3.392% due 11/25/2036 ^	6,522	6,002
3.416% due 03/25/2036 ^	10,216	8,017
3.418% due 02/25/2034	3,017	3,097
3.422% due 08/25/2034	74	75
3.444% due 08/25/2036 ^	5,487	4,230
3.471% due 08/25/2036 ^	74	56
3.475% due 05/25/2035	729	733
3.517% due 05/25/2036 ^	10,026	7,150
3.539% due 05/25/2035	193	199
3.617% due 05/25/2036 ^	8,345	6,145
3.636% due 12/25/2046 ^	708	530
4.630% due 07/25/2035 ^	11,905	9,546
Bear Stearns Asset-Backed Securities Trust
1.616% due 11/25/2034 ^	1,919	1,659
5.500% due 01/25/2034	34	35
5.750% due 11/25/2034 ^	3,722	3,602
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030	1,489	1,512
Bear Stearns Mortgage Funding Trust
1.376% due 12/25/2046	32,486	28,854
Bear Stearns Mortgage Securities, Inc.
3.464% due 06/25/2030	9	9
Bear Stearns Structured Products, Inc. Trust
3.063% due 12/26/2046	3,000	2,595
3.421% due 01/26/2036	3,233	2,951
Bella Vista Mortgage Trust
1.712% due 05/20/2045	27	21

Berica ABS SRL
0.000% due 12/31/2055	EUR	12,395	14,147
Chase Mortgage Finance Trust
3.172% due 12/25/2035 ^		$3,303	3,199
3.214% due 12/25/2035 ^		8,034	7,849
3.218% due 02/25/2037		3,715	3,460
3.221% due 09/25/2036 ^		804	723
3.252% due 03/25/2037 ^		5,557	4,679
3.277% due 09/25/2036 ^		95	86
3.352% due 03/25/2037 ^		238	225
3.435% due 02/25/2037		396	394
3.445% due 02/25/2037		64	64
3.458% due 02/25/2037		505	503
3.618% due 02/25/2037		37	37
5.500% due 12/25/2022 ^		6,575	5,438
5.500% due 03/25/2037		35	29
6.000% due 11/25/2036 ^		1,829	1,521
6.000% due 02/25/2037 ^		1,017	839
6.000% due 03/25/2037 ^		934	811
ChaseFlex Trust
1.366% due 08/25/2037		10,471	9,656
1.556% due 08/25/2037		10,707	10,025
1.716% due 06/25/2035		2,901	1,864
4.326% due 08/25/2037 ^		1,432	1,342
5.000% due 07/25/2037 ^		2,450	2,208
6.000% due 02/25/2037 ^		2,224	1,689
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.234% due 10/25/2046		2,491	2,284
1.366% due 01/25/2036		1,202	1,129
1.396% due 05/25/2036		1,373	1,265
1.449% due 07/25/2036		1,075	973
1.466% due 08/25/2035		585	562
Citicorp Mortgage Securities Trust
5.500% due 12/25/2022		24	24
5.500% due 02/25/2026		63	64
5.500% due 04/25/2037		626	625
5.750% due 09/25/2037		1,004	1,014
6.000% due 06/25/2036		3,380	3,389
6.000% due 08/25/2036		938	964
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020		255	257
Citigroup Global Markets Mortgage Securities, Inc.
1.716% due 05/25/2032		66	65
7.000% due 12/25/2018		5	6
Citigroup Mortgage Loan Trust, Inc.
1.286% due 01/25/2037		568	442
1.374% due 05/25/2037		6	6
1.824% due 08/25/2035 ^		3,010	2,714
2.830% due 09/25/2035		2,431	2,374
2.930% due 10/25/2035		24	24
2.938% due 03/25/2037		8,951	7,926
3.111% due 07/25/2046 ^		3,557	3,068
3.148% due 10/25/2046		4,078	3,573
3.180% due 09/25/2035		17,973	18,606
3.203% due 04/25/2037 ^		2,259	1,846
3.234% due 05/25/2035		1,646	1,649
3.357% due 12/25/2035 ^		2,043	1,453
3.491% due 02/25/2034		1,604	1,598
3.496% due 03/25/2037 ^		2,977	2,603
3.497% due 08/25/2035		6,250	4,743
5.500% due 11/25/2035 ^		2,407	2,387
6.250% due 11/25/2037		3,727	3,170
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022		785	787
6.000% due 09/25/2036		518	510
6.000% due 06/25/2037 ^		1,299	1,200
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		37	39
Commercial Mortgage Trust
3.142% due 02/10/2048		4,200	4,322
3.830% due 07/10/2046		33	33
5.736% due 12/10/2049		8	8
Community Program Loan Trust
4.500% due 04/01/2029		6,538	6,530
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		1,762	1,492
6.000% due 08/25/2037 ^		3,901	3,141
Countrywide Alternative Loan Trust
1.356% due 04/25/2047		10,145	9,102
1.376% due 12/25/2046 ^		2,330	2,266
1.386% due 11/25/2036		3,368	3,118
1.386% due 01/25/2037 ^		771	726
1.386% due 06/25/2046		1,163	1,094
1.396% due 05/25/2047		4,475	4,209
1.402% due 09/20/2046		4,189	3,297
1.406% due 07/25/2046 ^		2,929	2,979

1.406% due 09/25/2046 ^	14,919	12,833
1.416% due 06/25/2037	8	8
1.416% due 04/25/2047	7,744	7,167
1.422% due 03/20/2046	1,675	1,437
1.422% due 05/20/2046 ^	1,082	882
1.426% due 05/25/2035	161	135
1.426% due 07/25/2046 ^	280	232
1.442% due 07/20/2035	59	57
1.442% due 05/20/2046 ^	12,675	9,534
1.466% due 09/25/2046 ^	991	323
1.466% due 10/25/2046 ^	231	165
1.476% due 07/25/2035	3,207	3,092
1.476% due 07/25/2036	28,967	22,117
1.476% due 07/25/2046 ^	573	407
1.486% due 05/25/2036 ^	7	32
1.496% due 12/25/2035	31	28
1.496% due 02/25/2037	2,777	2,349
1.506% due 11/25/2035	2,319	2,053
1.506% due 02/25/2036 ^	2,526	2,036
1.512% due 11/20/2035	25	23
1.546% due 09/25/2035	1,171	1,047
1.566% due 09/25/2035	1,550	1,432
1.566% due 05/25/2036 ^	3,901	2,235
1.566% due 06/25/2036 ^	2,055	1,352
1.566% due 05/25/2037 ^	233	128
1.716% due 06/25/2035	3,393	3,119
1.716% due 04/25/2036	10,693	6,491
1.732% due 12/25/2035	470	431
1.732% due 02/25/2036	606	550
1.736% due 12/25/2035	1,185	1,137
1.766% due 08/25/2034	28	26
1.766% due 10/25/2036 ^	3,803	2,296
1.796% due 06/25/2034	2,376	2,305
1.832% due 08/25/2035 ^	185	138
1.896% due 10/25/2035	4,119	3,053
1.916% due 10/25/2035 ^	1,708	1,444
1.986% due 11/25/2035	357	321
2.016% due 12/25/2035 ^	2,643	2,318
2.112% due 11/25/2047 ^	8,289	6,670
2.132% due 08/25/2035	1,467	1,485
2.212% due 01/25/2036	60	57
2.266% due 06/25/2034	8,402	7,940
2.316% due 02/25/2036 ^	5,483	4,626
3.035% due 10/25/2035 ^	546	456
3.189% due 11/25/2035 ^	1,238	1,082
5.000% due 01/25/2035	3	3
5.250% due 06/25/2035 ^	741	705
5.500% due 07/25/2035 ^	3,133	2,766
5.500% due 11/25/2035	2,890	2,275
5.500% due 11/25/2035 ^	6,625	5,665
5.500% due 12/25/2035 ^	2,222	1,883
5.500% due 02/25/2036 ^	1,899	1,640
5.750% due 03/25/2037 ^	1,156	986
5.750% due 07/25/2037 ^	215	197
6.000% due 10/25/2033	400	414
6.000% due 02/25/2034	6	7
6.000% due 03/25/2035 ^	241	193
6.000% due 04/25/2036 ^	1,621	1,264
6.000% due 05/25/2036 ^	1,663	1,330
6.000% due 06/25/2036 ^	1,437	1,224
6.000% due 08/25/2036 ^	5,235	4,644
6.000% due 11/25/2036 ^	92	77
6.000% due 02/25/2037	536	419
6.000% due 02/25/2037 ^	8,128	5,975
6.000% due 03/25/2037 ^	2,512	1,922
6.000% due 04/25/2037	4,722	3,727
6.000% due 05/25/2037 ^	485	359
6.000% due 08/25/2037	746	679
6.250% due 12/25/2033	53	54
6.250% due 11/25/2036 ^	754	675
6.250% due 11/25/2036	3,092	2,529
6.250% due 08/25/2037 ^	3,242	2,871
6.500% due 05/25/2036 ^	3,136	2,447
6.500% due 09/25/2036	1,415	1,202
6.500% due 08/25/2037 ^	8,772	5,738
6.500% due 09/25/2037 ^	2,071	1,484
16.456% due 07/25/2035	1,321	1,619
Countrywide Commercial Mortgage Trust
6.477% due 11/12/2043	656	657
Countrywide Home Loan Mortgage Pass-Through Trust
1.556% due 03/25/2036	627	408
1.566% due 02/25/2036 ^	85	128
1.676% due 05/25/2035	7,794	6,635
1.692% due 04/25/2046 ^	7,199	3,783
1.756% due 03/25/2035	608	566
1.796% due 04/25/2035	10,178	9,650

1.816% due 05/25/2035	1,996	1,727
1.856% due 03/25/2035	227	206
1.876% due 02/25/2035	1,094	1,020
1.896% due 02/25/2035	226	215
1.976% due 09/25/2034	93	87
2.363% due 04/25/2035	146	106
2.462% due 06/19/2031	45	44
2.750% due 07/19/2031	21	21
3.051% due 10/20/2035	745	658
3.071% due 11/20/2034	3,905	3,914
3.087% due 10/25/2035 ^	3,844	3,191
3.123% due 11/25/2034	5,071	5,021
3.136% due 11/20/2034	233	235
3.146% due 12/19/2033	44	45
3.155% due 02/20/2036 ^	203	170
3.156% due 07/25/2034	1,284	1,292
3.170% due 02/20/2036 ^	176	161
3.172% due 05/20/2036 ^	1,751	1,487
3.174% due 09/25/2047 ^	2,866	2,687
3.183% due 04/20/2036 ^	1,936	1,774
3.185% due 03/25/2037 ^	851	708
3.243% due 06/20/2034	633	611
3.255% due 10/25/2033	1,962	1,932
3.264% due 08/25/2034 ^	2,378	2,196
3.270% due 11/25/2037	7,209	6,306
3.275% due 08/25/2034 ^	2,013	1,847
3.306% due 02/20/2036 ^	23	20
3.308% due 07/20/2034	405	392
3.328% due 10/19/2032	34	32
3.330% due 11/19/2033	201	198
3.362% due 02/25/2047 ^	962	837
3.365% due 04/25/2035 ^	3,236	2,894
3.399% due 08/25/2034 ^	4	4
3.399% due 08/25/2034	117	113
3.435% due 04/20/2035	329	307
3.536% due 02/25/2034	38	38
4.500% due 09/25/2035	2,349	2,239
5.000% due 09/25/2035 ^	52	48
5.500% due 01/25/2035	425	430
5.500% due 03/25/2035	994	1,006
5.500% due 09/25/2035 ^	5,703	5,507
5.500% due 10/25/2035 ^	3,810	3,470
5.500% due 11/25/2035 ^	1,630	1,466
5.750% due 12/25/2035 ^	2,781	2,497
5.750% due 02/25/2037 ^	1,997	1,794
5.750% due 07/25/2037 ^	1,007	935
6.000% due 05/25/2036 ^	2,905	2,511
6.000% due 12/25/2036 ^	198	174
6.000% due 02/25/2037 ^	4,190	3,781
6.000% due 03/25/2037 ^	782	689
6.000% due 07/25/2037	1,149	994
6.000% due 08/25/2037 ^	6,941	6,264
6.000% due 09/25/2037 ^	550	503
6.250% due 09/25/2036 ^	7,630	6,565
6.250% due 02/25/2038 ^	2,058	1,741
Countrywide Home Loan Reperforming REMIC Trust
1.556% due 06/25/2035	2,594	2,411
5.149% due 01/25/2034	404	398
6.500% due 11/25/2034	920	913
7.500% due 11/25/2034	456	451
7.500% due 06/25/2035 ^	1,430	1,455
Credit Suisse Commercial Mortgage Trust
1.264% due 05/27/2037	5,618	5,537
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032	1	1
1.590% due 03/25/2032	390	369
1.956% due 06/25/2034	841	820
2.366% due 09/25/2034 ^	2,159	2,021
2.803% due 10/25/2033	74	74
2.989% due 07/25/2033	1,582	1,560
3.104% due 09/25/2034	1,378	1,370
5.039% due 06/25/2032	19	18
5.500% due 09/25/2035	5,837	5,387
5.500% due 10/25/2035	1,775	1,687
6.000% due 11/25/2035 ^	34	30
7.500% due 05/25/2032	79	85
7.500% due 12/25/2032	2	2
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.427% due 05/25/2034	2,694	2,706
Credit Suisse Mortgage Capital Certificates
2.954% due 07/27/2037	19,028	16,947
3.185% due 11/26/2035	1,081	1,088
3.254% due 04/26/2038	2,104	2,088
3.588% due 04/28/2037	10,470	8,405
5.695% due 09/15/2040	467	466

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.250% due 03/26/2056 (c)		668,151	594,240
5.579% due 04/25/2037 ^		1,313	701
5.837% due 04/25/2037		22,044	10,924
5.863% due 02/25/2037 ^		3,617	1,672
6.000% due 07/25/2036		1,474	1,200
6.000% due 04/25/2037 ^		1,614	1,291
7.000% due 08/25/2037		6,983	5,043
Deco - Gondola SRL
1.119% due 02/22/2026	EUR	1,278	1,462
Deutsche ALT-A Securities, Inc.
1.316% due 08/25/2037 ^		$9,647	8,128
1.336% due 08/25/2036		5,646	4,853
1.356% due 07/25/2047		21,389	19,383
1.366% due 02/25/2047		8,316	6,794
3.079% due 10/25/2035		3,042	2,561
3.500% due 10/25/2035		1,355	1,312
5.000% due 10/25/2018		37	37
5.500% due 12/25/2035 ^		1,576	1,403
Deutsche ALT-B Securities, Inc.
1.316% due 10/25/2036 ^		16	12
5.869% due 10/25/2036 ^		1,285	1,225
5.886% due 10/25/2036 ^		1,285	1,225
6.005% due 10/25/2036 ^		969	924
6.300% due 07/25/2036 ^		1,284	1,085
Deutsche Mortgage & Asset Receiving Corp.
0.768% due 11/27/2036		8,800	8,667
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		51	42
Downey Savings & Loan Association Mortgage Loan Trust
1.389% due 04/19/2047 ^		1,082	434
2.029% due 09/19/2044		115	112
2.949% due 07/19/2044		31	31
EMF-NL Prime BV
0.468% due 04/17/2041	EUR	7,488	8,029
Eurosail BV
1.168% due 10/17/2040		3,042	3,515
First Horizon Alternative Mortgage Securities Trust
1.586% due 02/25/2037		$30	17
1.716% due 06/25/2035 ^		4,375	3,392
2.914% due 08/25/2035 ^		2,926	2,552
3.035% due 08/25/2034		667	649
3.036% due 03/25/2035		68	57
5.500% due 05/25/2035		3,111	2,842
5.500% due 06/25/2035 ^		3,915	3,643
6.000% due 07/25/2036 ^		2,628	2,188
6.250% due 08/25/2037 ^		840	664
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		168	147
First Horizon Mortgage Pass-Through Trust
1.486% due 02/25/2035		20	18
2.826% due 11/25/2034		2,453	2,434
2.893% due 10/25/2035 ^		7,797	7,429
2.939% due 06/25/2035		2,078	2,017
2.955% due 11/25/2037 ^		7,177	6,871
2.986% due 01/25/2037 ^		68	61
3.062% due 10/25/2035		963	946
3.076% due 02/25/2034		35	36
3.076% due 09/25/2035		3,417	3,321
3.142% due 08/25/2035		1,649	1,432
3.153% due 11/25/2035 ^		1,620	1,505
3.269% due 08/25/2034		634	636
3.296% due 06/25/2035		2,142	2,065
3.397% due 06/25/2035		15	15
3.426% due 04/25/2035		2,672	2,705
3.568% due 05/25/2035		414	385
3.889% due 10/25/2036		519	488
5.250% due 05/25/2021 ^		303	214
5.500% due 01/25/2035		342	351
5.750% due 02/25/2036 ^		712	631
6.250% due 11/25/2036		6,478	6,126
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		131	134
First Republic Bank Mortgage Pass-Through Certificates
1.696% due 06/25/2030		466	426
First Republic Mortgage Loan Trust
1.459% due 08/15/2032		158	147
1.659% due 11/15/2030		30	28
1.959% due 11/15/2032		30	29
General Motors Acceptance Corp.
7.430% due 12/01/2021		29	28
GMAC Mortgage Corp. Loan Trust
3.662% due 05/25/2035		2,300	2,180
3.695% due 04/19/2036 ^		5,574	5,175
3.957% due 06/25/2034		21	21
4.056% due 06/25/2034		36	36
4.377% due 06/19/2035		309	305

Great Hall Mortgages PLC
0.000% due 03/18/2039	EUR	1,886	2,116
0.427% due 03/18/2039	GBP	52,951	67,814
0.437% due 06/18/2039		14,879	18,977
1.397% due 06/18/2039		$22,922	22,225
Grecale ABS SRL
0.052% due 04/28/2056	EUR	6,726	7,663
GreenPoint Mortgage Funding Trust
1.416% due 10/25/2046		$794	630
1.416% due 12/25/2046 ^		626	484
1.456% due 08/25/2045		4,203	3,809
1.486% due 04/25/2036 ^		68	55
1.486% due 11/25/2045		453	401
1.556% due 10/25/2046		698	458
1.656% due 06/25/2045		711	648
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		18,300	18,391
GS Mortgage Securities Trust
2.412% due 11/10/2045 (a)		45,414	3,569
3.199% due 10/10/2031		8,510	8,584
GSC Capital Corp. Mortgage Trust
1.396% due 05/25/2036 ^		288	229
GSMPS Mortgage Loan Trust
1.566% due 09/25/2035		6,186	5,436
7.500% due 06/25/2043		3,174	3,461
GSR Mortgage Loan Trust
1.516% due 07/25/2035		231	209
1.566% due 01/25/2034		55	52
2.560% due 03/25/2033		27	26
2.910% due 04/25/2032		114	104
3.122% due 06/25/2034		345	342
3.122% due 09/25/2035		87	88
3.152% due 11/25/2035		70	70
3.203% due 11/25/2035 ^		3,409	2,950
3.279% due 11/25/2035		33	33
3.337% due 04/25/2035		434	433
3.370% due 01/25/2036 ^		200	195
3.396% due 04/25/2036		83	76
3.447% due 03/25/2037 ^		8,073	7,405
3.525% due 07/25/2035		69	69
3.532% due 05/25/2035		33	33
3.577% due 05/25/2035		1,820	1,768
3.641% due 04/25/2035		2,339	2,219
5.000% due 05/25/2036 ^		428	418
5.000% due 05/25/2037 ^		9	8
5.500% due 06/25/2035		3,712	3,828
5.500% due 06/25/2036 ^		1,766	1,668
5.750% due 02/25/2036		1,193	1,164
5.750% due 02/25/2037 ^		1,752	1,670
6.000% due 08/25/2021 ^		114	112
6.000% due 03/25/2032		8	8
6.000% due 11/25/2035 ^		12,950	10,466
6.000% due 11/25/2035		1,495	1,363
6.000% due 02/25/2036 ^		6,680	5,893
6.000% due 01/25/2037 ^		4,733	4,512
6.000% due 03/25/2037 ^		40	38
6.000% due 05/25/2037 ^		4,050	4,002
6.000% due 07/25/2037 ^		390	357
6.250% due 09/25/2036 ^		964	934
6.500% due 09/25/2036 ^		3,629	2,895
HarborView Mortgage Loan Trust
1.359% due 01/25/2047		3,891	3,545
1.389% due 07/19/2046 ^		27,821	16,658
1.409% due 09/19/2046		4,933	4,294
1.419% due 11/19/2036		5,705	4,587
1.449% due 06/19/2035		2,328	2,293
1.489% due 02/19/2036		8,087	6,704
1.649% due 05/19/2035		10,673	10,022
1.769% due 06/19/2034		852	805
1.809% due 04/19/2034		1,091	1,009
1.849% due 01/19/2035		1,914	1,748
1.909% due 01/19/2035		3,468	2,805
1.929% due 01/19/2035		293	276
2.009% due 11/19/2034		300	261
2.216% due 10/25/2037		1,998	1,955
2.495% due 06/19/2045 ^		13,848	8,691
3.274% due 04/19/2034		25	25
3.457% due 06/19/2036 ^		4,978	3,686
3.523% due 12/19/2035 ^		2,221	2,161
3.575% due 07/19/2035		478	428
3.732% due 08/19/2036 ^		1,286	1,207
3.864% due 06/19/2036		7,535	5,237
Hilton USA Trust
2.828% due 11/05/2035		33,800	33,600

HomeBanc Mortgage Trust
1.476% due 01/25/2036	2,809	2,533
1.486% due 10/25/2035	69	68
1.956% due 12/25/2034	3,438	3,371
2.076% due 08/25/2029	1,720	1,616
3.181% due 04/25/2037 ^	2,972	2,680
3.242% due 04/25/2037 ^	3,475	2,844
Homestar Mortgage Acceptance Corp.
1.666% due 07/25/2034	1,217	1,213
HSI Asset Securitization Corp. Trust
1.436% due 11/25/2035	17,780	14,308
Impac CMB Trust
1.956% due 11/25/2034	1,490	1,453
1.976% due 10/25/2033	25	24
1.996% due 10/25/2034	645	621
4.632% due 09/25/2034	223	218
Impac Secured Assets CMN Owner Trust
2.016% due 11/25/2034	265	264
3.435% due 07/25/2035	1,086	842
Impac Secured Assets Trust
1.386% due 01/25/2037	12,012	11,235
IndyMac Adjustable Rate Mortgage Trust
2.113% due 01/25/2032	66	59
2.222% due 01/25/2032	301	294
2.572% due 08/25/2031	343	344
IndyMac Mortgage Loan Trust
1.356% due 04/25/2037	5,547	5,249
1.376% due 04/25/2037	2,267	1,991
1.396% due 02/25/2037	19,709	16,839
1.396% due 07/25/2047	9,749	6,727
1.406% due 04/25/2037	1,574	1,283
1.416% due 11/25/2046	736	660
1.426% due 04/25/2046	5,321	4,716
1.426% due 05/25/2046	131	120
1.446% due 04/25/2035	258	230
1.456% due 07/25/2035	2,422	2,160
1.516% due 11/25/2035 ^	649	450
1.516% due 06/25/2037 ^	1,230	709
1.526% due 10/25/2036	14,330	10,899
1.856% due 07/25/2045	76	70
1.996% due 05/25/2034	6	5
2.016% due 11/25/2034	53	46
2.036% due 11/25/2034 ^	1,514	1,277
2.963% due 01/25/2035	141	132
2.988% due 06/25/2037 ^	3,294	2,952
3.021% due 06/25/2037	7,822	5,526
3.079% due 12/25/2034	146	140
3.171% due 01/25/2036 ^	6,030	5,106
3.177% due 08/25/2036	1,723	1,656
3.178% due 08/25/2035	63	56
3.188% due 12/25/2035	4,438	4,146
3.196% due 08/25/2035	692	578
3.196% due 08/25/2035 ^	588	491
3.231% due 01/25/2036	8,346	8,318
3.237% due 09/25/2035 ^	15,172	14,171
3.264% due 03/25/2036	3,437	3,081
3.280% due 01/25/2036 ^	753	634
3.285% due 10/25/2035	592	493
3.290% due 10/25/2034	3,012	3,012
3.296% due 07/25/2037	1,627	1,330
3.303% due 11/25/2037	2,593	2,547
3.376% due 04/25/2037	8,302	7,433
3.400% due 04/25/2037 ^	15,141	13,234
3.420% due 05/25/2036	3,605	2,764
3.427% due 02/25/2035	459	408
6.250% due 11/25/2037 ^	1,417	1,153
JPMorgan Alternative Loan Trust
1.356% due 03/25/2037	2,007	1,557
3.032% due 12/25/2036	18,963	16,736
3.038% due 11/25/2036 ^	2,442	2,445
3.433% due 05/25/2037 ^	7,325	6,306
5.652% due 05/26/2037	40,275	33,956
6.050% due 05/25/2036	495	476
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.609% due 01/15/2033	17,536	17,585
JPMorgan Chase Commercial Mortgage Securities Trust
2.609% due 10/15/2033	12,600	12,661
3.474% due 12/15/2049	6,700	6,983
JPMorgan Mortgage Trust
2.973% due 02/25/2034	420	418
2.980% due 11/25/2033	13	13
3.024% due 11/25/2035	2,039	1,972
3.047% due 10/25/2035 ^	881	764
3.075% due 11/25/2035	3,539	3,393
3.142% due 06/25/2035	4,110	4,055
3.199% due 08/25/2035 ^	2,829	2,736

3.213% due 10/25/2036		180	154
3.222% due 10/25/2035		96	97
3.228% due 10/25/2035 ^		2,161	1,988
3.231% due 02/25/2036 ^		120	112
3.247% due 10/25/2036 ^		4,960	4,623
3.252% due 09/25/2035		694	636
3.256% due 10/25/2035		1,852	1,744
3.258% due 07/27/2037		14,019	13,401
3.260% due 04/25/2036 ^		5,665	5,260
3.275% due 08/25/2035		1,813	1,816
3.317% due 02/25/2036 ^		20	19
3.324% due 04/25/2036		5,066	5,062
3.324% due 04/25/2036 ^		2,209	2,154
3.373% due 08/25/2035		4,947	4,961
3.373% due 10/25/2036 ^		60	54
3.377% due 05/25/2036		4,872	4,539
3.380% due 08/25/2036 ^		3,923	3,849
3.406% due 07/25/2035		216	209
3.408% due 07/25/2035		1,914	1,903
3.411% due 07/25/2035		558	559
3.439% due 04/25/2037 ^		630	592
3.454% due 07/25/2035		781	784
3.455% due 04/25/2035		221	223
3.466% due 07/25/2035		2,298	2,289
3.478% due 06/25/2035		5,843	5,809
3.576% due 07/25/2035		8,289	8,371
3.623% due 06/25/2035		581	546
5.000% due 08/25/2020		715	722
5.500% due 03/25/2022 ^		392	404
5.500% due 07/25/2036 ^		1,244	1,140
5.750% due 01/25/2036 ^		30	25
6.000% due 01/25/2037 ^		17,015	14,088
6.500% due 07/25/2036 ^		4,258	3,453
6.500% due 08/25/2036 ^		744	654
Lavender Trust
6.250% due 10/26/2036		6,602	5,499
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		23,262	23,410
Lehman Mortgage Trust
1.536% due 08/25/2036 ^		8,900	7,315
1.866% due 06/25/2037 ^		825	687
5.000% due 12/25/2035 ^		312	291
5.285% due 01/25/2036 ^		5,139	4,832
5.374% due 12/25/2035		5,755	3,960
5.500% due 01/25/2036		1,240	1,078
5.859% due 04/25/2036		1,207	1,086
6.000% due 07/25/2036 ^		7,376	6,092
6.000% due 09/25/2036 ^		2,654	2,258
Lehman XS Trust
1.336% due 07/25/2037		4,774	4,390
1.376% due 03/25/2047 ^		9,047	8,626
1.386% due 12/25/2036 ^		2,289	2,218
1.396% due 07/25/2037 ^		4,538	3,864
1.406% due 11/25/2046		349	319
1.416% due 08/25/2046		16,069	13,368
1.416% due 08/25/2046 ^		1,862	1,503
2.116% due 08/25/2047		11,910	8,515
2.551% due 07/25/2035		4,835	4,817
Luminent Mortgage Trust
1.194% due 12/25/2036		11,087	9,784
1.204% due 12/25/2036 ^		7,124	6,385
1.376% due 11/25/2036 ^		343	286
1.416% due 02/25/2046		86	67
1.456% due 04/25/2036		17,581	14,112
Marche Mutui SRL
0.062% due 02/25/2055	EUR	1,061	1,211
1.921% due 01/27/2064		15,690	17,984
MASTR Adjustable Rate Mortgages Trust
1.416% due 05/25/2047		$574	462
1.426% due 04/25/2046		7,451	5,629
1.426% due 05/25/2047 ^		923	886
1.456% due 05/25/2037		1,213	800
1.516% due 05/25/2047 ^		705	502
3.032% due 07/25/2035 ^		1,477	1,332
3.159% due 12/25/2033		53	52
3.185% due 12/25/2034		4,909	4,703
3.207% due 10/25/2032		440	437
3.305% due 12/25/2033		176	176
3.396% due 05/25/2034		183	181
3.466% due 03/25/2035		569	536
3.814% due 10/25/2034		3,414	3,332
MASTR Alternative Loan Trust
1.616% due 03/25/2036		7,628	1,728
MASTR Asset Securitization Trust
5.750% due 05/25/2036 ^		7,312	6,778

MASTR Reperforming Loan Trust
1.576% due 07/25/2035		3,884	3,210
7.000% due 08/25/2034		2,563	2,607
7.000% due 05/25/2035		714	707
MASTR Seasoned Securitization Trust
6.500% due 08/25/2032		4,017	4,330
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.859% due 11/15/2031		2,807	2,654
1.899% due 09/15/2030		825	816
2.039% due 11/15/2031		55	51
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.019% due 08/15/2032		131	126
2.610% due 10/20/2029		2,003	2,008
Merrill Lynch Alternative Note Asset Trust
1.194% due 02/25/2037		2,572	2,463
1.326% due 03/25/2037		1,051	474
1.516% due 03/25/2037		2,782	1,284
3.624% due 06/25/2037 ^		1,978	1,452
6.000% due 03/25/2037		1,383	701
6.000% due 05/25/2037 ^		7,869	7,211
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035		27	25
1.486% due 04/25/2035		803	790
1.836% due 10/25/2028		69	67
1.876% due 06/25/2028		1,044	1,005
1.876% due 09/25/2029		78	78
1.876% due 11/25/2029		257	249
1.928% due 04/25/2029		661	648
1.956% due 03/25/2028		56	54
1.996% due 03/25/2028		21	21
2.022% due 10/25/2028		37	36
2.148% due 11/25/2029		301	301
2.915% due 12/25/2032		395	392
2.981% due 02/25/2035		6,960	7,106
3.020% due 11/25/2035		5,762	5,809
3.067% due 12/25/2034		57	58
3.083% due 02/25/2033		33	32
3.090% due 08/25/2034		1,021	1,041
3.126% due 06/25/2035		10,223	10,043
3.154% due 05/25/2033		3,424	3,427
3.213% due 12/25/2035		1,463	1,411
3.297% due 02/25/2034		11	11
3.312% due 12/25/2035		1,548	1,474
3.332% due 05/25/2036		5,356	5,339
3.479% due 07/25/2035 ^		649	628
3.495% due 09/25/2035		4,561	4,531
3.635% due 06/25/2037		1,247	1,244
3.878% due 05/25/2033		14	14
5.250% due 08/25/2036		4,808	4,904
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		24,387	24,406
6.076% due 08/12/2049		512	512
Money Partners Securities PLC
0.669% due 03/15/2040	GBP	372	475
Morgan Stanley Capital Trust
5.569% due 12/15/2044		$15,224	15,307
Morgan Stanley Mortgage Loan Trust
1.476% due 03/25/2036		1,974	1,576
1.496% due 01/25/2036		15,354	11,298
1.506% due 12/25/2035		46	38
1.516% due 03/25/2035		35	33
1.526% due 01/25/2035		9	9
1.536% due 01/25/2035		4,427	4,140
2.982% due 06/25/2037		4,909	3,387
3.110% due 06/25/2036		286	282
3.174% due 07/25/2035		614	570
3.237% due 07/25/2035 ^		11,760	10,664
3.648% due 06/25/2036		14,525	10,178
3.713% due 09/25/2035 ^		3,776	3,110
4.610% due 07/25/2035 ^		577	504
6.000% due 02/25/2036 ^		778	800
6.000% due 10/25/2037 ^		2,081	1,778
MortgageIT Trust
1.996% due 02/25/2035		931	907
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		818	798
Newgate Funding PLC
0.269% due 12/15/2050	EUR	82,937	93,298
0.453% due 12/01/2050	GBP	700	827
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.216% due 05/25/2035		$4,000	3,030
3.121% due 10/25/2035		131	122
3.696% due 02/25/2036 ^		441	373
5.820% due 03/25/2047		1,272	1,268
6.138% due 03/25/2047		1,169	1,165
6.808% due 02/19/2030		1,035	1,019

Nomura Resecuritization Trust
1.484% due 08/27/2047		14,240	14,173
Paragon Mortgages PLC
0.576% due 10/15/2041	GBP	1,867	2,347
0.675% due 05/15/2041		21,316	26,931
0.716% due 04/16/2035		6,385	8,135
Prime Mortgage Trust
1.616% due 02/25/2034		$1,884	1,783
6.000% due 06/25/2036 ^		1,077	1,163
Provident Funding Mortgage Loan Trust
3.262% due 04/25/2034		552	554
3.360% due 10/25/2035		1,414	1,351
RAAC Trust
1.586% due 09/25/2034		572	568
RBSGC Mortgage Loan Trust
1.596% due 12/25/2034		28,712	24,958
RBSSP Resecuritization Trust
1.211% due 10/27/2036		3,487	2,741
1.231% due 08/27/2037		4,482	4,170
1.261% due 09/27/2037		9,301	7,106
1.321% due 02/27/2037		4,207	3,793
1.533% due 09/26/2036		130	129
3.000% due 06/26/2037		1,047	1,054
Regal Trust
2.145% due 09/29/2031		96	90
Residential Accredit Loans, Inc. Trust
1.356% due 01/25/2037		9,113	7,697
1.366% due 02/25/2037		3,790	3,183
1.396% due 05/25/2036		20,273	17,657
1.396% due 09/25/2036		3,937	3,387
1.401% due 12/25/2036		47	43
1.406% due 07/25/2036		5,006	4,434
1.406% due 08/25/2036		8,952	8,331
1.406% due 09/25/2036		82	71
1.406% due 12/25/2036		4,572	4,195
1.416% due 05/25/2047		3,883	3,648
1.426% due 06/25/2037		2,716	2,249
1.426% due 04/25/2046		16,592	8,734
1.486% due 02/25/2046		2,112	1,488
1.516% due 08/25/2035		583	482
1.546% due 03/25/2037		1,522	453
1.616% due 11/25/2036 ^		2,163	1,472
1.756% due 03/25/2034		748	737
2.092% due 09/25/2045		496	439
3.571% due 08/25/2035 ^		1,733	1,082
3.863% due 04/25/2035		4,740	4,570
4.336% due 09/25/2035 ^		739	626
4.856% due 02/25/2036 ^		1,175	968
5.250% due 09/25/2020		5,219	5,180
6.000% due 08/25/2036 ^		2,791	2,372
6.000% due 09/25/2036 ^		2,596	2,293
6.000% due 09/25/2036		2,271	2,007
6.000% due 11/25/2036 ^		2,882	2,507
6.000% due 01/25/2037 ^		15	13
6.250% due 03/25/2037 ^		2,159	1,871
6.500% due 07/25/2037		746	677
6.500% due 09/25/2037 ^		2,627	2,324
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		259	291
Residential Asset Securitization Trust
1.666% due 12/25/2036 ^		575	216
5.000% due 08/25/2019		468	469
5.500% due 08/25/2034		117	119
5.500% due 06/25/2035 ^		608	530
5.750% due 02/25/2036 ^		877	694
6.000% due 03/25/2037 ^		4,914	3,294
6.000% due 04/25/2037		366	336
6.000% due 05/25/2037 ^		210	186
6.000% due 07/25/2037 ^		1,403	1,076
6.250% due 08/25/2036		141	128
6.250% due 10/25/2036 ^		480	436
6.250% due 11/25/2036		2,292	1,635
6.250% due 09/25/2037 ^		2,308	1,701
6.500% due 08/25/2036		1,499	935
6.500% due 09/25/2036 ^		1,554	1,165
Residential Funding Mortgage Securities, Inc. Trust
1.616% due 07/25/2018		7	7
3.416% due 11/25/2035		711	645
3.540% due 06/25/2035		412	405
3.920% due 02/25/2036 ^		3,492	3,199
4.034% due 02/25/2037		4,311	3,467
5.500% due 12/25/2034		638	642
5.750% due 12/25/2035		1,812	1,706
5.750% due 09/25/2036 ^		12,093	11,006
6.000% due 06/25/2036 ^		1,862	1,844
6.000% due 07/25/2036 ^		2,245	2,233
6.000% due 06/25/2037 ^		939	877
6.500% due 03/25/2032		143	147

ResLoC UK PLC
0.509% due 12/15/2043	GBP	3,442	4,140
RMAC Securities PLC
0.000% due 06/12/2044	EUR	2,516	2,759
0.439% due 06/12/2044	GBP	36,908	46,043
Royal Bank of Scotland Capital Funding Trust
5.695% due 09/16/2040		$151	151
6.068% due 09/17/2039		1,890	1,889
6.068% due 02/17/2051		10,000	10,013
6.335% due 12/16/2049		6,119	6,112
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		59	51
Sequoia Mortgage Trust
1.412% due 07/20/2036		82	78
1.422% due 06/20/2036		1,984	1,779
1.562% due 07/20/2033		222	211
1.872% due 06/20/2033		14	14
1.898% due 05/20/2034		2,258	2,181
1.918% due 05/20/2034		567	547
1.972% due 10/20/2027		77	73
2.012% due 10/20/2027		1,047	1,024
2.024% due 09/20/2033		562	553
3.093% due 01/20/2047 ^		2,681	2,194
3.502% due 09/20/2046 ^		5,637	4,662
4.600% due 01/20/2047 ^		3,662	3,287
Structured Adjustable Rate Mortgage Loan Trust
1.516% due 09/25/2034		2,049	1,923
1.516% due 10/25/2035		1,515	1,493
1.516% due 08/25/2036 ^		6,954	5,460
2.132% due 01/25/2035		264	239
2.915% due 10/25/2037 ^		888	761
3.105% due 05/25/2036 ^		1,806	1,679
3.117% due 09/25/2034		2,782	2,838
3.129% due 11/25/2035 ^		607	488
3.143% due 01/25/2035		852	837
3.297% due 06/25/2036 ^		1,281	1,217
3.302% due 03/25/2034		1,975	2,001
3.320% due 02/25/2036 ^		2,366	2,231
3.331% due 09/25/2035		2,280	2,037
3.336% due 08/25/2035		70	70
3.349% due 11/25/2036 ^		728	720
3.350% due 08/25/2034		874	862
3.353% due 12/25/2034		98	97
3.366% due 09/25/2034		24	24
3.396% due 02/25/2034		1,483	1,495
3.430% due 05/25/2034		117	119
3.442% due 04/25/2036 ^		5,394	4,327
3.443% due 05/25/2036 ^		6,849	6,039
3.536% due 02/25/2036 ^		3,255	2,402
3.610% due 12/25/2035		4,879	4,416
3.636% due 03/25/2036 ^		855	719
3.661% due 04/25/2036 ^		1,699	1,624
4.055% due 11/25/2034		763	765
Structured Asset Mortgage Investments Trust
1.336% due 08/25/2036		5,086	4,507
1.346% due 03/25/2037		3,504	2,605
1.386% due 03/25/2037 ^		352	131
1.406% due 06/25/2036		2,368	2,146
1.406% due 07/25/2046 ^		855	717
1.416% due 05/25/2036		23,678	20,738
1.426% due 04/25/2036		1,140	1,034
1.426% due 05/25/2036		154	121
1.436% due 05/25/2036		456	402
1.436% due 05/25/2046		12,468	7,199
1.446% due 02/25/2036 ^		306	276
1.459% due 07/19/2035		5,595	5,400
1.476% due 05/25/2046 ^		70	31
1.516% due 08/25/2036 ^		915	602
1.526% due 12/25/2035 ^		4,488	3,861
1.676% due 05/25/2045		833	752
1.869% due 09/19/2032		2,918	2,849
1.909% due 01/19/2034		326	318
2.049% due 10/19/2033		772	717
2.076% due 02/25/2036 ^		14,574	14,149
2.132% due 12/25/2035 ^		3,363	3,035
8.914% due 06/25/2029		20	20
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.657% due 05/25/2022		125	128
Structured Asset Securities Corp.
5.500% due 06/25/2035		1,991	1,969
5.797% due 04/15/2027		16	16
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,373	3,013

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.704% due 05/25/2032		23	23
2.893% due 02/25/2032		746	734
3.244% due 07/25/2032		277	259
3.284% due 07/25/2033		43	43
3.285% due 01/25/2034		3,285	3,289
3.324% due 03/25/2033		1,230	1,215
3.541% due 11/25/2033		157	155
6.250% due 06/25/2034		202	202
Suntrust Adjustable Rate Mortgage Loan Trust
3.530% due 02/25/2037 ^		850	762
3.544% due 01/25/2037 ^		6,582	6,254
3.592% due 10/25/2037		1,341	1,285
3.604% due 04/25/2037 ^		1,019	873
SunTrust Alternative Loan Trust
1.866% due 12/25/2035 ^		6,586	5,315
5.750% due 12/25/2035 ^		4,330	3,949
6.000% due 04/25/2036 ^		1,046	987
Taurus CMBS UK Ltd.
1.724% due 05/01/2022	GBP	487	638
Taurus IT SRL
1.169% due 02/18/2027	EUR	1,636	1,876
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		$804	474
5.970% due 09/25/2036		5,583	630
6.015% due 07/25/2037		1,473	1,111
6.500% due 07/25/2036		5,588	3,394
Thornburg Mortgage Securities Trust
1.916% due 12/25/2033		911	885
2.757% due 09/25/2037		8,271	8,249
2.839% due 10/25/2043		569	558
2.970% due 06/25/2047 ^		147	133
2.970% due 06/25/2047		10	9
Trinity Square PLC
1.486% due 07/15/2051	GBP	14,703	19,417
Wachovia Mortgage Loan Trust LLC
3.011% due 08/20/2035 ^		$5,900	5,457
3.249% due 10/20/2035		973	865
3.271% due 10/20/2035		57	56
3.293% due 08/20/2035 ^		6,791	6,523
3.388% due 03/20/2037 ^		3,210	3,128
Waldorf Astoria Boca Raton Trust
2.509% due 06/15/2029		7,400	7,425
3.209% due 06/15/2029		13,300	13,369
WaMu Mortgage Pass-Through Certificates Trust
1.432% due 02/25/2047 ^		7,892	6,788
1.486% due 12/25/2045		813	790
1.502% due 05/25/2047		10,650	9,675
1.506% due 07/25/2045		357	349
1.626% due 11/25/2045		423	386
1.626% due 12/25/2045		353	338
1.732% due 02/25/2046		2,589	2,535
1.732% due 08/25/2046		236	215
1.776% due 07/25/2047 ^		4,411	3,510
1.932% due 11/25/2042		432	411
1.956% due 11/25/2034		1,148	1,133
2.083% due 05/25/2046		343	308
2.083% due 12/25/2046		8,862	8,692
2.132% due 06/25/2042		786	759
2.132% due 08/25/2042		362	350
2.145% due 07/25/2046		1,163	1,112
2.145% due 08/25/2046		806	789
2.196% due 11/25/2034		558	551
2.656% due 05/25/2037		190	163
2.708% due 11/25/2036 ^		37	36
2.763% due 04/25/2037 ^		3,863	3,421
2.778% due 12/25/2036 ^		93	87
2.787% due 10/25/2035		1,192	1,195
2.795% due 09/25/2033		978	993
2.808% due 09/25/2035		773	800
2.833% due 08/25/2036 ^		256	242
2.843% due 08/25/2034		398	403
2.845% due 09/25/2033		121	121
2.918% due 09/25/2036 ^		8,134	7,704
2.925% due 08/25/2036 ^		1,906	1,757
2.996% due 02/25/2037 ^		8,552	7,833
3.018% due 01/25/2033		133	135
3.030% due 04/25/2035		7,810	7,769
3.033% due 03/25/2035		2,690	2,644
3.042% due 04/25/2037 ^		1,628	1,556
3.061% due 12/25/2035		2,882	2,676
3.064% due 01/25/2036 ^		6,754	6,545
3.126% due 05/25/2037 ^		2,483	2,305
3.141% due 02/25/2037 ^		776	739
3.312% due 08/25/2035		1,159	1,100
4.001% due 07/25/2037 ^		445	415
6.000% due 07/25/2034		669	703

Washington Mutual Mortgage Loan Trust
1.887% due 05/25/2041	1	2
Washington Mutual Mortgage Pass-Through Certificates Trust
1.376% due 02/25/2037 ^	19,922	16,283
1.452% due 12/25/2046	27,180	20,344
1.456% due 01/25/2047 ^	6,544	5,506
1.502% due 04/25/2047 ^	89	4
1.666% due 04/25/2035	11,402	8,765
1.702% due 05/25/2046	5,775	4,773
2.395% due 02/25/2031	1	1
2.758% due 05/25/2033	128	125
3.237% due 06/25/2033	3,790	3,757
3.257% due 02/25/2033	17	17
4.365% due 09/25/2036 ^	4,145	2,234
5.500% due 11/25/2035 ^	942	865
5.500% due 06/25/2037 ^	2,011	1,903
6.000% due 04/25/2036 ^	1,959	1,790
6.000% due 06/25/2037 ^	20,487	20,282
6.268% due 07/25/2036	1,564	724
6.449% due 07/25/2036 ^	2,672	1,236
Wells Fargo Alternative Loan Trust
3.509% due 07/25/2037 ^	1,929	1,738
Wells Fargo Commercial Mortgage Trust
3.615% due 12/15/2049	11,561	12,111
Wells Fargo Mortgage-Backed Securities Trust
1.716% due 07/25/2037 ^	1,232	1,071
2.878% due 12/25/2033	723	732
2.999% due 12/25/2033	123	125
3.001% due 11/25/2034	120	123
3.010% due 11/25/2034	671	674
3.026% due 12/25/2034	16	16
3.027% due 09/25/2033	110	112
3.047% due 10/25/2036 ^	5,711	5,557
3.063% due 03/25/2036	1,561	1,514
3.082% due 01/25/2035	3,034	2,986
3.107% due 03/25/2036	1,838	1,847
3.114% due 01/25/2035	676	701
3.124% due 06/25/2033	298	301
3.152% due 06/25/2035	2,919	2,989
3.167% due 03/25/2036 ^	5,495	5,284
3.167% due 07/25/2036 ^	1,181	1,188
3.174% due 04/25/2036	414	407
3.194% due 04/25/2036 ^	27	27
3.202% due 03/25/2036	173	162
3.218% due 05/25/2035	1,575	1,578
3.237% due 12/25/2034	658	668
3.253% due 03/25/2036 ^	3,048	3,014
3.260% due 06/25/2035	306	314
3.264% due 10/25/2035	6,060	6,073
3.303% due 05/25/2035	132	129
3.360% due 06/25/2034	2,579	2,654
3.360% due 04/25/2036	4,328	3,981
3.369% due 08/25/2033	182	187
3.434% due 07/25/2034	17	17
5.000% due 03/25/2036	1,201	1,173
5.250% due 10/25/2035	701	706
5.500% due 11/25/2035	171	175
5.500% due 01/25/2036 ^	2,017	2,002
5.500% due 02/25/2037 ^	741	718
5.750% due 02/25/2037	427	418
5.750% due 04/25/2037 ^	3,005	2,993
6.000% due 08/25/2036	2,514	2,536
6.000% due 03/25/2037 ^	2,228	2,213
6.000% due 04/25/2037 ^	2,964	3,032
6.000% due 07/25/2037 ^	8,844	8,821
6.000% due 08/25/2037 ^	613	618
6.250% due 07/25/2037 ^	227	225

Total Non-Agency Mortgage-Backed Securities (Cost $5,768,203)		6,030,726

ASSET-BACKED SECURITIES 8.0%
Aames Mortgage Investment Trust
1.996% due 10/25/2035	3,100	2,824
Academic Loan Funding Trust
2.016% due 12/27/2022	3,041	3,047
Accredited Mortgage Loan Trust
1.346% due 02/25/2037	1,131	1,123
1.536% due 12/25/2035	1,308	1,295
2.086% due 01/25/2035	1,089	1,036
4.330% due 06/25/2033	2,428	2,357
4.980% due 10/25/2033	1,630	1,666
ACE Securities Corp. Home Equity Loan Trust
1.276% due 10/25/2036	21	15
1.326% due 12/25/2036	6,587	2,795
1.356% due 07/25/2036	7,648	5,237

1.376% due 08/25/2036 ^		5,501	1,987
1.416% due 12/25/2036		25,396	10,963
1.436% due 08/25/2036 ^		7,068	2,586
1.766% due 12/25/2045 ^		5,800	4,030
1.836% due 02/25/2036 ^		3,386	3,188
1.876% due 11/25/2035		12,800	12,477
1.916% due 08/25/2045		4,034	3,957
2.191% due 11/25/2033		2,427	2,388
2.191% due 12/25/2034		362	353
2.191% due 07/25/2035		3,118	3,111
3.016% due 10/25/2032		1,912	1,909
Aegis Asset-Backed Securities Trust
1.386% due 01/25/2037		10,709	7,757
1.646% due 12/25/2035		3,300	2,776
1.696% due 06/25/2035		3,500	2,957
ALESCO Preferred Funding Ltd.
1.579% due 07/23/2035		36,091	33,564
1.619% due 12/23/2036		33,138	25,516
1.629% due 09/23/2036		38,081	29,894
1.649% due 06/23/2036		37,153	29,537
1.769% due 12/23/2034		19,580	17,818
1.906% due 09/23/2038		74,775	64,680
Allegro CLO Ltd.
2.390% due 01/30/2026		25,000	25,093
Ally Auto Receivables Trust
1.490% due 11/15/2019		12,050	12,048
1.670% due 09/16/2019		18,600	18,609
AmeriCredit Automobile Receivables Trust
1.420% due 10/08/2019		21,598	21,593
2.380% due 06/10/2019		59	59
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.891% due 03/25/2035		61	62
1.906% due 04/25/2034		192	192
1.996% due 05/25/2034		3,786	3,710
2.086% due 07/25/2034		464	446
4.583% due 05/25/2034 ^		686	658
4.591% due 11/25/2032		4,625	4,466
Amortizing Residential Collateral Trust
2.251% due 07/25/2032		98	97
2.341% due 08/25/2032		220	207
Apidos CLO
2.189% due 01/19/2025		32,400	32,386
2.273% due 07/22/2026		54,000	53,993
Arbor Realty Trust, Inc.
2.459% due 04/15/2027		19,400	19,495
Ares CLO Ltd.
2.348% due 04/17/2026		17,400	17,457
Argent Securities Trust
1.326% due 09/25/2036		4,967	2,187
1.366% due 06/25/2036		21,965	9,293
1.366% due 09/25/2036		25,647	11,346
1.406% due 03/25/2036		7,470	4,000
1.486% due 05/25/2036		28,093	10,139
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.536% due 01/25/2036		14,401	12,308
2.341% due 11/25/2034		3,522	3,078
3.241% due 05/25/2034		852	810
Asset-Backed Funding Certificates Trust
1.356% due 11/25/2036		13,379	9,336
1.836% due 12/25/2034		81	81
2.076% due 12/25/2030		939	917
2.266% due 03/25/2034		3,615	3,371
2.311% due 05/25/2032		769	760
Asset-Backed Securities Corp. Home Equity Loan Trust
1.296% due 05/25/2037		239	169
1.446% due 11/25/2036		7,500	6,339
1.666% due 11/25/2035		5,800	5,626
1.976% due 10/25/2034		1	1
2.509% due 04/15/2033		2,138	2,121
4.159% due 08/15/2033		758	758
4.384% due 08/15/2032		8,558	7,715
Atlas Senior Loan Fund Ltd.
2.400% due 01/30/2024		38,291	38,350
2.408% due 10/15/2026		60,600	60,711
Atrium CDO Corp.
2.036% due 07/16/2025		15,100	15,125
Avery Point CLO Ltd.
2.278% due 01/18/2025		33,600	33,583
Avoca CLO Ltd.
0.000% due 10/15/2023	EUR	1,213	1,385
B2R Mortgage Trust
2.567% due 06/15/2049		$25,285	25,144
Babson CLO Ltd.
2.308% due 10/17/2026		15,400	15,419
Bayview Opportunity Master Fund Trust
3.598% due 09/29/2031		10,309	10,391

Bear Stearns Asset-Backed Securities Trust
1.326% due 04/25/2031		2,076	2,220
1.386% due 05/25/2036 ^		4,046	4,151
1.386% due 12/25/2036 ^		5,215	4,835
1.406% due 05/25/2037		3,769	3,925
1.456% due 06/25/2047		7,500	7,122
1.516% due 06/25/2047		13,800	11,839
1.666% due 12/25/2042		220	218
1.856% due 12/25/2034		5	5
1.866% due 08/25/2035		4,378	4,225
1.876% due 10/25/2032		1,591	1,566
2.016% due 10/27/2032		967	933
2.216% due 10/25/2037		317	319
2.216% due 11/25/2042		172	170
2.388% due 10/25/2036		1,308	946
3.079% due 07/25/2036		106	102
3.381% due 06/25/2043		580	554
Blue Hill CLO Ltd.
2.338% due 01/15/2026		48,900	48,970
BNC Mortgage Loan Trust
1.316% due 05/25/2037		91	91
Carlyle Global Market Strategies CLO Ltd.
2.298% due 10/16/2025		35,800	35,845
2.320% due 07/27/2026		12,100	12,113
Carrington Mortgage Loan Trust
1.276% due 01/25/2037		995	880
1.376% due 10/25/2036		6,189	4,072
1.456% due 06/25/2036		16,000	12,841
1.466% due 10/25/2036		7,250	4,824
1.476% due 02/25/2037		53,326	47,483
Catamaran CLO Ltd.
2.558% due 10/18/2026		10,600	10,642
Cavalry CLO Ltd.
2.528% due 01/16/2024		913	914
CDC Mortgage Capital Trust
2.011% due 07/25/2034		2,205	2,042
Chase Funding Trust
1.776% due 02/25/2033		45	40
1.856% due 08/25/2032		576	532
1.876% due 11/25/2032		19	19
2.116% due 02/25/2032		1,715	1,714
Chase Issuance Trust
1.380% due 11/15/2019		100	100
CIFC Funding Ltd.
2.173% due 10/24/2025		37,100	37,224
2.370% due 01/29/2025		24,221	24,253
2.392% due 05/24/2026		47,400	47,477
2.558% due 01/17/2027		30,100	30,189
CIT Group Home Equity Loan Trust
2.074% due 09/25/2030		2,014	2,000
CIT Mortgage Loan Trust
2.566% due 10/25/2037		23,141	23,024
Citigroup Global Markets Mortgage Securities, Inc.
1.776% due 09/25/2028		376	371
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.146% due 05/25/2035		3,900	3,753
Citigroup Mortgage Loan Trust, Inc.
1.276% due 07/25/2045		3,930	2,919
1.286% due 05/25/2037		2,233	1,662
1.356% due 12/25/2036		963	950
1.376% due 12/25/2036		13,657	9,165
1.386% due 05/25/2037		42,528	31,254
1.386% due 07/25/2045		11,929	8,970
1.406% due 05/25/2037		14,130	10,317
1.416% due 05/25/2037		5,466	4,122
1.466% due 08/25/2036		24,500	19,797
1.476% due 09/25/2036		3,563	2,344
1.476% due 01/25/2037		6,000	5,804
1.476% due 03/25/2037		11,680	9,241
1.476% due 07/25/2045		5,701	4,330
1.486% due 05/25/2037		17,700	15,641
1.666% due 11/25/2045		4,532	4,475
1.876% due 07/25/2035		14,580	12,763
1.951% due 09/25/2035 ^		11,100	10,932
4.620% due 10/25/2037		4,300	4,233
5.764% due 01/25/2037 ^		1,351	898
6.351% due 05/25/2036 ^		3,189	2,048
Commonbond Student Loan Trust
2.550% due 05/25/2041		18,500	18,436
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		380	417
Conseco Financial Corp.
6.240% due 12/01/2028		88	92
6.870% due 04/01/2030		215	232
Cordatus CLO PLC
0.000% due 07/25/2024	EUR	7,708	8,811

Cork Street CLO Designated Activity Co.
1.350% due 11/27/2028	30,000	34,375
Countrywide Asset-Backed Certificates
1.346% due 12/25/2036 ^	$7,018	7,056
1.356% due 05/25/2037 ^	26,332	21,908
1.356% due 07/25/2037 ^	8,523	7,368
1.356% due 08/25/2037	20,477	17,358
1.366% due 01/25/2037	11,654	11,249
1.366% due 05/25/2037	22,456	21,858
1.376% due 01/25/2034	1,426	1,397
1.376% due 01/25/2046	2,243	2,156
1.386% due 06/25/2047	8,751	8,650
1.396% due 06/25/2047	1,000	984
1.396% due 11/25/2047 ^	3,590	2,729
1.406% due 06/25/2047	5,613	5,463
1.436% due 06/25/2037	11,000	9,365
1.436% due 09/25/2037 ^	4,544	3,767
1.436% due 09/25/2047	45,017	40,532
1.446% due 10/25/2047	9,589	9,497
1.506% due 06/25/2036	10,674	10,574
1.506% due 08/25/2036	9,434	9,137
1.516% due 06/25/2036	6,410	6,376
1.516% due 07/25/2036	5,522	5,482
1.526% due 09/25/2037 ^	7,200	3,715
1.556% due 04/25/2036	4,936	4,920
1.556% due 12/25/2036 ^	767	426
1.616% due 08/25/2034	808	783
1.656% due 04/25/2036	4,500	4,387
1.666% due 03/25/2036	2,600	2,376
1.696% due 12/25/2031 ^	244	197
1.706% due 02/25/2036	3,400	3,202
1.776% due 12/25/2035	2,579	2,588
1.956% due 05/25/2032	19	19
1.986% due 11/25/2035	857	859
3.616% due 01/25/2034 ^	13,182	10,419
4.132% due 04/25/2036	1,049	1,049
4.856% due 10/25/2046 ^	10,974	10,354
5.167% due 10/25/2032 ^	8,485	7,628
Countrywide Asset-Backed Certificates Trust
1.346% due 04/25/2046	8,068	6,644
1.356% due 02/25/2037	13,659	11,855
1.356% due 03/25/2037	5,851	5,479
1.376% due 03/25/2037	9,225	9,051
1.376% due 09/25/2046	3,203	3,135
1.666% due 04/25/2036	5,000	4,932
1.676% due 05/25/2036	30,800	28,099
1.706% due 02/25/2036	3,627	3,625
1.746% due 02/25/2036	4,800	4,739
1.796% due 11/25/2035	2,600	2,587
1.856% due 02/25/2036	9,944	9,794
1.866% due 07/25/2035	17,600	17,621
1.916% due 11/25/2035	2,000	1,797
1.956% due 12/25/2034	3,270	3,214
2.016% due 08/25/2047	30,245	29,260
2.116% due 11/25/2034	705	702
2.566% due 04/25/2035	3,500	3,481
4.606% due 10/25/2046 ^	6,029	5,422
4.693% due 10/25/2035	1,026	1,055
4.740% due 10/25/2035	158	162
4.837% due 08/25/2035	17,821	17,004
5.103% due 05/25/2035	2,277	2,324
5.251% due 12/25/2034	2,100	2,163
Covenant Credit Partners CLO Ltd.
2.408% due 10/17/2026	9,200	9,198
Credit Suisse First Boston Mortgage Securities Corp.
1.916% due 07/25/2032	54	45
1.956% due 08/25/2032	2,018	1,841
2.866% due 05/25/2043	800	796
Credit-Based Asset Servicing and Securitization LLC
1.276% due 11/25/2036	127	74
1.336% due 07/25/2037	446	293
1.366% due 11/25/2036	12,241	7,218
1.466% due 07/25/2036	10,000	7,995
1.466% due 04/25/2037	1,214	931
1.786% due 07/25/2036	5,504	5,401
2.316% due 04/25/2032	177	176
3.907% due 03/25/2037 ^	6,545	3,729
6.780% due 05/25/2035	1,587	1,587
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	1,947	978
5.720% due 09/25/2036	2,859	1,763
6.172% due 06/25/2036 ^	2,557	1,320
CVP Cascade CLO Ltd.
2.308% due 01/16/2026	13,900	13,905
Delta Funding Home Equity Loan Trust
1.979% due 09/15/2029	169	166

Denali Capital CLO Ltd.
2.317% due 04/28/2025		39,800	39,837
Dryden Senior Loan Fund
2.282% due 08/15/2025		28,550	28,560
2.358% due 01/15/2025		37,239	37,284
Eaton Vance CDO PLC
1.412% due 02/22/2027		2,975	2,975
Educational Funding Co. LLC
1.406% due 10/25/2029		3,443	3,384
Educational Services of America, Inc.
2.006% due 07/25/2023		9,312	9,320
EFS Volunteer LLC
2.006% due 10/26/2026		157	157
Ellington Loan Acquisition Trust
2.266% due 05/25/2037		19,933	18,272
EMC Mortgage Loan Trust
1.474% due 05/25/2043		333	328
1.666% due 12/25/2042		748	729
1.764% due 05/25/2040		26	24
Emerson Park CLO Ltd.
2.138% due 07/15/2025		18,400	18,417
EquiFirst Mortgage Loan Trust
1.966% due 01/25/2034		25	24
Equity One Mortgage Pass-Through Trust
1.776% due 11/25/2032		1,175	1,116
Exeter Automobile Receivables Trust
2.170% due 05/15/2019		5	5
FAB UK Ltd.
0.924% due 12/06/2045	GBP	15,895	18,317
Fieldstone Mortgage Investment Trust
1.184% due 11/25/2036		$12,129	7,408
1.406% due 05/25/2036		12,105	8,470
Finance America Mortgage Loan Trust
2.116% due 08/25/2034		538	520
Finn Square CLO Ltd.
2.506% due 12/24/2023		14,371	14,388
First Franklin Mortgage Loan Trust
1.376% due 04/25/2036		5,583	5,140
1.456% due 04/25/2036		7,400	5,481
1.456% due 08/25/2036		7,775	5,529
1.456% due 10/25/2036		7,042	5,312
1.466% due 06/25/2036		10,000	6,797
1.476% due 11/25/2036		629	630
1.666% due 11/25/2036		6,700	6,463
1.686% due 07/25/2035		583	584
1.706% due 07/25/2035		2,000	1,980
1.891% due 11/25/2035		12,496	9,997
2.416% due 01/25/2035		2,690	2,373
2.641% due 10/25/2034		2,181	1,963
First Investors Auto Owner Trust
1.490% due 01/15/2020		2	2
First NLC Trust
0.070% due 05/25/2035		1,625	1,431
1.356% due 08/25/2037		3,733	2,149
1.496% due 08/25/2037		2,113	1,244
Flagship CLO Ltd.
2.408% due 01/16/2026		10,600	10,633
Flatiron CLO Ltd.
2.338% due 07/17/2026		28,200	28,233
Fortress Credit BSL Ltd.
2.308% due 10/19/2025		12,600	12,606
Fremont Home Loan Trust
1.276% due 01/25/2037		38	20
1.316% due 08/25/2036		456	189
1.346% due 11/25/2036		50,720	22,426
1.366% due 01/25/2037		16,688	9,037
1.376% due 08/25/2036		9,336	3,920
1.386% due 02/25/2037		62,702	35,722
1.456% due 02/25/2037		23,811	13,774
1.466% due 05/25/2036		14,069	8,691
1.486% due 04/25/2036		3,100	1,902
1.706% due 07/25/2035		1,500	1,445
2.146% due 07/25/2034		708	712
2.281% due 06/25/2035		6,400	6,051
Galaxy CLO Ltd.
2.310% due 11/16/2025		25,700	25,729
GE-WMC Mortgage Securities Trust
1.256% due 08/25/2036		8	5
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019		25,400	25,405
GMAC Mortgage Corp. Home Equity Loan Trust
6.809% due 09/25/2037		50	52
7.000% due 09/25/2037		19	20
Golden Credit Card Trust
1.559% due 02/15/2021		23,300	23,356

Goldentree Loan Opportunities Ltd.
2.368% due 04/19/2026	23,900	23,992
Greenpoint Manufactured Housing
7.270% due 06/15/2029	325	335
8.300% due 10/15/2026	1,069	1,167
Greystone Commercial Real Estate Ltd.
2.539% due 03/15/2027	19,900	19,925
GSAA Home Equity Trust
1.316% due 03/25/2037	830	473
1.336% due 04/25/2047	6,393	5,832
1.396% due 05/25/2036	19,814	9,989
1.516% due 03/25/2037	3,506	2,456
1.666% due 08/25/2037	6,591	6,202
3.425% due 03/25/2036	10,037	6,677
4.510% due 06/25/2034 ^	4	4
GSAA Trust
1.336% due 05/25/2047	7,872	6,336
1.516% due 05/25/2047	467	369
1.586% due 06/25/2035	2,804	2,809
GSAMP Trust
1.294% due 04/25/2036	5,462	4,004
1.306% due 01/25/2037	4,364	2,741
1.336% due 12/25/2036	7,819	4,317
1.376% due 05/25/2046	1,486	1,452
1.396% due 11/25/2035	524	177
1.456% due 06/25/2036	6,274	4,123
1.456% due 08/25/2036	2,769	2,315
1.586% due 03/25/2047	9,000	5,716
1.736% due 01/25/2045	1,988	1,969
2.221% due 06/25/2035	1,165	1,171
2.266% due 06/25/2034	617	571
2.466% due 03/25/2034 ^	4,991	3,729
2.536% due 12/25/2034 ^	1,712	1,226
2.866% due 10/25/2034	824	785
Halcyon Loan Advisors Funding Ltd.
1.000% due 10/22/2025 (c)	53,600	53,600
Hildene CLO Ltd.
2.308% due 01/17/2026	19,500	19,548
2.338% due 07/19/2026	25,000	25,063
Home Equity Asset Trust
1.386% due 08/25/2036	210	211
1.816% due 11/25/2032	154	141
2.311% due 05/25/2035	3,300	3,118
Home Equity Loan Trust
1.446% due 04/25/2037	10,800	9,380
HSI Asset Loan Obligation Trust
1.276% due 12/25/2036	131	55
4.924% due 12/25/2036	18,918	11,166
HSI Asset Securitization Corp. Trust
1.266% due 10/25/2036	218	119
1.326% due 12/25/2036	666	284
1.356% due 01/25/2037	22,489	16,608
1.386% due 12/25/2036	6,064	2,596
1.606% due 11/25/2035	5,339	4,560
Hyundai Auto Lease Securitization Trust
1.439% due 12/16/2019	12,800	12,811
1.690% due 12/16/2019	28,925	28,939
ICG U.S. CLO Ltd.
2.348% due 10/15/2026	31,600	31,604
IMC Home Equity Loan Trust
5.211% due 07/25/2026	23	22
7.310% due 11/20/2028	19	19
7.520% due 08/20/2028	23	25
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.336% due 04/25/2037	1,647	1,175
1.356% due 11/25/2036	2,788	2,313
1.376% due 11/25/2036	7,615	5,784
1.426% due 04/25/2037	5,296	3,820
1.456% due 11/25/2036	35,326	24,748
2.076% due 10/25/2033	941	918
IXIS Real Estate Capital Trust
1.846% due 02/25/2036	9,549	9,430
Jamestown CLO Ltd.
2.298% due 01/15/2026	31,800	31,798
2.378% due 01/17/2027	18,800	18,800
JMP Credit Advisors CLO Ltd.
2.398% due 10/17/2025	18,800	18,843
JPMorgan Mortgage Acquisition Corp.
1.406% due 05/25/2035	1,111	1,109
JPMorgan Mortgage Acquisition Trust
1.296% due 08/25/2036	325	177
1.326% due 08/25/2036	57	34
1.366% due 08/25/2036	318	310
1.376% due 01/25/2036	3,427	3,386
1.376% due 06/25/2036	5,421	5,376
1.376% due 07/25/2036 ^	7,852	3,238

1.406% due 03/25/2047		25,812	24,925
1.426% due 03/25/2037		10,000	9,888
1.456% due 08/25/2036		3,000	2,697
1.476% due 07/25/2036		8,800	8,064
1.476% due 03/25/2037		5,600	5,294
1.486% due 04/25/2036		7,800	7,624
6.337% due 08/25/2036 ^		2,852	2,015
Jubilee CDO BV
0.000% due 07/30/2024	EUR	1,290	1,474
Kitty Hawk CLO LLC
2.368% due 04/15/2027		$14,700	14,740
KVK CLO Ltd.
2.308% due 01/15/2026		41,900	41,940
L.A. Arena Funding LLC
7.656% due 12/15/2026		73	77
LCM LP
0.000% due 07/15/2026		67,500	67,584
Lehman ABS Mortgage Loan Trust
1.306% due 06/25/2037		8,825	5,592
1.416% due 06/25/2037		4,764	3,074
Lehman XS Trust
1.386% due 10/25/2036		7,061	6,618
1.386% due 01/25/2037		6,115	5,728
5.420% due 11/25/2035 ^		455	456
Lockwood Grove CLO Ltd.
2.626% due 04/25/2025		47,800	48,099
Long Beach Mortgage Loan Trust
1.366% due 09/25/2036		15,815	10,702
1.371% due 08/25/2036		42,573	25,734
1.376% due 12/25/2036		35,694	22,418
1.476% due 08/25/2045		9,766	8,539
1.596% due 08/25/2045		3,580	3,408
1.776% due 10/25/2034		11	10
2.041% due 06/25/2035		557	558
2.266% due 06/25/2035		8,900	7,805
2.491% due 02/25/2035		4,500	3,970
Madison Park Funding Ltd.
2.268% due 01/19/2025		27,400	27,433
Massachusetts Educational Financing Authority
2.106% due 04/25/2038		2,462	2,456
MASTR Asset-Backed Securities Trust
1.266% due 01/25/2037		107	42
1.366% due 08/25/2036		6,077	3,296
1.446% due 02/25/2036		104	104
1.456% due 03/25/2036		9,965	7,102
1.456% due 10/25/2036		5,034	4,073
1.716% due 10/25/2035 ^		13,160	11,993
5.471% due 11/25/2035		856	805
5.719% due 02/25/2036		1,886	1,839
MASTR Specialized Loan Trust
1.966% due 11/25/2035		3,600	3,380
Merrill Lynch First Franklin Mortgage Loan Trust
1.386% due 04/25/2037		3,614	2,060
Merrill Lynch Mortgage Investors Trust
1.276% due 11/25/2037		2,104	1,132
1.286% due 04/25/2047		15,278	9,170
1.326% due 08/25/2037		12,304	7,803
1.336% due 02/25/2037		1,224	594
1.366% due 08/25/2037		51,529	32,888
1.366% due 11/25/2037		14,990	8,207
1.386% due 07/25/2037		6,658	3,926
1.456% due 08/25/2037		2,576	1,668
1.476% due 03/25/2037		73,709	59,697
1.476% due 04/25/2037		3,952	2,299
1.536% due 03/25/2037		15,424	10,724
1.666% due 02/25/2047		24,809	17,416
MESA Trust
2.016% due 12/25/2031		699	690
Mid-State Capital Corp. Trust
6.005% due 08/15/2037		283	308
Mid-State Trust
7.791% due 03/15/2038		2,128	2,297
Morgan Stanley ABS Capital, Inc. Trust
1.266% due 07/25/2036		294	189
1.276% due 12/25/2036		3,553	2,274
1.276% due 05/25/2037		2,480	1,490
1.286% due 10/25/2036		2,086	1,147
1.306% due 01/25/2037		7,559	4,388
1.316% due 11/25/2036		2,078	1,344
1.326% due 03/25/2037		8,495	4,428
1.346% due 10/25/2036		6,811	5,577
1.356% due 10/25/2036		41,713	23,166
1.356% due 11/25/2036		19,716	12,212
1.356% due 05/25/2037		6,705	4,796
1.366% due 06/25/2036		10,539	7,206
1.366% due 09/25/2036		20,092	9,840

1.366% due 10/25/2036	17,551	10,616
1.366% due 11/25/2036	22,982	14,962
1.366% due 12/25/2036	2,865	1,852
1.376% due 09/25/2036	5,039	2,825
1.396% due 03/25/2037	32,731	17,219
1.416% due 02/25/2037	2,839	1,705
1.436% due 10/25/2036	3,146	1,767
1.446% due 09/25/2036	3,764	2,140
1.446% due 10/25/2036	2,099	1,284
1.446% due 11/25/2036	27,579	18,127
1.446% due 02/25/2037	13,261	5,993
1.466% due 08/25/2036	20,991	12,885
1.466% due 12/25/2036	12,430	8,125
1.466% due 05/25/2037	4,443	2,732
1.556% due 03/25/2037	4,222	2,268
1.576% due 02/25/2037	10,686	4,932
1.861% due 09/25/2035	3,000	2,922
1.951% due 07/25/2035	6,100	5,249
2.161% due 06/25/2034	2,219	2,172
2.216% due 03/25/2033	1,100	1,086
2.236% due 08/25/2034	216	214
2.266% due 04/25/2035	4,200	3,208
Morgan Stanley Dean Witter Capital, Inc. Trust
2.491% due 09/25/2032	2,054	2,048
2.566% due 02/25/2033	1,284	1,280
Morgan Stanley Home Equity Loan Trust
1.316% due 12/25/2036	20,856	11,648
1.376% due 04/25/2036	7,844	5,965
1.446% due 04/25/2037	15,985	10,151
1.566% due 04/25/2037	9,810	6,332
Morgan Stanley IXIS Real Estate Capital Trust
1.266% due 11/25/2036	7	3
1.366% due 07/25/2036	11,435	6,691
1.446% due 07/25/2036	35,066	20,879
Morgan Stanley Mortgage Loan Trust
1.296% due 11/25/2036	4,524	1,918
1.336% due 04/25/2037	7,341	3,605
1.446% due 02/25/2037	740	394
1.576% due 04/25/2037	3,557	1,796
2.665% due 11/25/2036 ^	2,251	1,113
5.577% due 10/25/2046 ^	3,387	1,709
5.701% due 02/25/2047	2,144	1,501
5.726% due 10/25/2036 ^	1,611	822
5.750% due 04/25/2037 ^	975	713
6.000% due 07/25/2047 ^	858	697
Mountain Hawk CLO Ltd.
2.358% due 04/18/2025	67,400	67,486
MP CLO Ltd.
2.358% due 01/15/2027	29,800	29,814
2.408% due 07/18/2026	24,200	24,255
National Collegiate Student Loan Trust
1.476% due 02/26/2029	3,837	3,810
1.486% due 03/26/2029	18,774	18,606
Nationstar Home Equity Loan Trust
1.396% due 04/25/2037	430	431
Navient Private Education Loan Trust
2.489% due 01/16/2035	21,089	21,279
Nelder Grove CLO Ltd.
2.300% due 08/28/2026	38,600	38,642
Nelnet Student Loan Trust
1.624% due 03/25/2030	11,916	11,981
New Century Home Equity Loan Trust
1.696% due 10/25/2035	2,299	2,177
1.891% due 03/25/2035	3,500	3,347
2.101% due 05/25/2034	1,737	1,682
4.216% due 01/25/2033 ^	4,032	3,787
NewMark Capital Funding CLO Ltd.
2.372% due 06/30/2026	16,150	16,155
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.546% due 10/25/2036 ^	26,646	9,363
1.616% due 02/25/2037 ^	2,483	1,106
1.706% due 05/25/2035	3,547	3,419
6.032% due 10/25/2036 ^	3,446	1,594
NovaStar Mortgage Funding Trust
1.316% due 01/25/2037	4,793	2,195
1.366% due 06/25/2036	3,245	2,391
1.366% due 09/25/2036	20,113	11,674
1.366% due 03/25/2037	5,287	2,847
1.386% due 11/25/2036	11,584	5,459
1.396% due 03/25/2037	4,377	2,368
1.426% due 01/25/2037	21,559	10,033
1.466% due 10/25/2036	6,690	4,053
1.571% due 12/25/2033	633	615
2.041% due 06/25/2034	100	98
3.091% due 03/25/2035	9,200	9,037

Oak Hill Credit Partners Ltd.
2.286% due 07/20/2026		58,800	58,962
Oaktree CLO Ltd.
2.376% due 10/20/2026		6,200	6,213
Octagon Investment Partners Ltd.
2.258% due 04/15/2026		7,600	7,592
OHA Credit Partners Ltd.
2.166% due 10/20/2025		34,000	34,000
OneMain Financial Issuance Trust
2.430% due 06/18/2024		4,150	4,151
2.470% due 09/18/2024		27	27
Option One Mortgage Loan Trust
1.356% due 01/25/2037		32,122	21,418
1.386% due 05/25/2037		5,442	3,305
1.396% due 04/25/2037		9,588	6,166
1.436% due 01/25/2037		12,079	8,140
1.456% due 04/25/2037		4,015	2,528
1.466% due 03/25/2037		1,826	976
1.466% due 07/25/2037		4,171	2,715
1.546% due 04/25/2037		3,093	2,034
1.576% due 01/25/2036		6,600	5,491
1.726% due 08/25/2035		4,500	3,716
Option One Mortgage Loan Trust Asset-Backed Certificates
1.676% due 11/25/2035		21,800	18,670
2.071% due 10/25/2032		3,486	3,372
Ownit Mortgage Loan Trust
1.816% due 10/25/2036 ^		4,473	3,874
OZLM Ltd.
2.376% due 01/20/2027		11,600	11,647
Palmer Square CLO Ltd.
2.378% due 10/17/2027		23,500	23,507
Panhandle-Plains Higher Education Authority, Inc.
2.278% due 10/01/2035		15,188	15,159
Panther CDO BV
0.027% due 03/20/2084	EUR	4,360	4,972
0.044% due 10/15/2084		2,694	3,063
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.016% due 12/25/2034		$13,859	12,559
People’s Choice Home Loan Securities Trust
1.936% due 05/25/2035 ^		2,813	2,744
2.161% due 05/25/2035 ^		7,000	5,666
2.566% due 01/25/2035		6,500	5,920
People’s Financial Realty Mortgage Securities Trust
1.356% due 09/25/2036		22,546	9,556
Popular ABS Mortgage Pass-Through Trust
1.426% due 01/25/2037		7,000	6,118
1.846% due 06/25/2035		3,676	3,342
5.700% due 12/25/2034		9,967	8,473
Primus CLO Ltd.
1.391% due 07/15/2021		793	794
RAAC Trust
1.486% due 05/25/2036		1,321	1,300
1.516% due 06/25/2044		3,417	2,904
1.556% due 02/25/2036		3,850	3,816
1.566% due 11/25/2046		13,727	12,295
1.616% due 06/25/2047		2,733	2,722
2.716% due 09/25/2047		10,900	10,357
Renaissance Home Equity Loan Trust
1.576% due 11/25/2034		320	287
1.916% due 08/25/2032		104	94
2.096% due 08/25/2033		68	64
5.473% due 01/25/2037		9,277	5,245
5.565% due 02/25/2036		4	4
5.893% due 06/25/2037 ^		8,072	4,257
5.906% due 06/25/2037		9,044	4,779
Residential Asset Mortgage Products Trust
1.244% due 10/25/2034		1,094	1,049
1.446% due 01/25/2036		81	81
1.506% due 02/25/2036		4,650	4,504
1.516% due 05/25/2036 ^		4,282	3,483
1.576% due 08/25/2046		20,975	15,764
3.766% due 12/25/2034		2,000	1,965
5.072% due 04/25/2034		144	148
Residential Asset Securities Corp. Trust
1.346% due 11/25/2036		12,796	10,914
1.366% due 08/25/2036		1,419	1,329
1.376% due 06/25/2036		810	801
1.386% due 11/25/2036		5,344	4,880
1.396% due 04/25/2036		2,114	2,099
1.456% due 10/25/2036		3,000	2,832
1.486% due 07/25/2036		12,000	7,580
1.486% due 05/25/2037		3,254	3,191
1.496% due 04/25/2036		4,200	3,999
1.506% due 03/25/2036		429	430
1.626% due 01/25/2036		3,160	3,135
1.656% due 11/25/2035		6,840	6,652

1.716% due 07/25/2032 ^		3	3
1.796% due 06/25/2033		1,454	1,303
1.806% due 09/25/2035		5,000	4,664
2.041% due 07/25/2034		1,243	1,196
2.311% due 03/25/2035		2,803	2,662
Residential Mortgage Loan Trust
2.716% due 09/25/2029		8	8
SACO Trust
1.636% due 03/25/2036 ^		43	83
1.716% due 12/25/2035		28	27
Santander Drive Auto Receivables Trust
0.950% due 03/15/2018		34,696	34,689
2.650% due 08/17/2020		95	96
Saratoga Investment Corp. CLO Ltd.
2.706% due 10/20/2025		19,400	19,546
SASCO Mortgage Loan Trust
3.766% due 12/25/2034		838	759
Securitized Asset-Backed Receivables LLC Trust
1.276% due 12/25/2036 ^		285	98
1.346% due 05/25/2037 ^		842	663
1.376% due 07/25/2036		3,097	1,625
1.456% due 07/25/2036		3,982	2,123
1.466% due 03/25/2036		13,333	8,363
1.466% due 05/25/2036		14,566	8,793
1.486% due 03/25/2036		21,933	19,937
2.176% due 01/25/2036 ^		6,151	4,364
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		10,000	9,993
Seneca Park CLO Ltd.
2.278% due 07/17/2026		27,600	27,669
SG Mortgage Securities Trust
1.366% due 10/25/2036		20,988	16,652
SLC Student Loan Trust
2.146% due 06/15/2021		4,300	4,280
SLM Private Credit Student Loan Trust
1.486% due 12/16/2041		12,000	11,021
SLM Private Education Loan Trust
3.409% due 06/16/2042		18,000	18,781
3.950% due 05/16/2044		1,710	1,748
4.409% due 05/16/2044		19,167	19,879
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	116	132
0.000% due 06/17/2024		8,398	9,556
1.486% due 01/25/2022		$10,217	10,068
1.716% due 12/15/2027		98,731	98,692
1.806% due 04/25/2019		238	238
2.056% due 07/25/2023		700	702
2.446% due 12/15/2033		18,266	18,477
2.656% due 04/25/2023		38,504	39,360
2.856% due 07/25/2023		2,452	2,521
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025		16,096	16,254
SoFi Professional Loan Program LLC
1.830% due 05/25/2040		9,023	9,027
2.516% due 02/25/2040		9,273	9,335
3.020% due 02/25/2040		11,856	11,916
Sound Point CLO Ltd.
2.148% due 07/15/2025		28,000	28,007
2.256% due 01/21/2026		21,700	21,692
Soundview Home Loan Trust
1.296% due 06/25/2037		12,892	8,642
1.326% due 01/25/2037		4,956	3,568
1.376% due 11/25/2036		7,752	7,307
1.376% due 01/25/2037		4,731	3,427
1.396% due 02/25/2037		9,893	3,935
1.396% due 08/25/2037		3,719	3,481
1.426% due 06/25/2037		22,436	15,271
1.456% due 07/25/2036		15,300	12,026
1.466% due 08/25/2037		3,828	3,179
1.476% due 02/25/2037		12,765	5,160
1.496% due 05/25/2036		5,000	4,529
1.516% due 01/25/2037		39,975	31,600
2.041% due 06/25/2035		3,466	3,267
South Carolina Student Loan Corp.
1.952% due 03/02/2020		151	151
2.202% due 09/03/2024		600	604
Specialty Underwriting & Residential Finance Trust
1.316% due 11/25/2037		638	413
1.516% due 12/25/2036		6,573	5,722
1.566% due 09/25/2036		75	75
1.566% due 03/25/2037		4,509	2,459
1.966% due 06/25/2036		1,138	1,138
2.116% due 06/25/2036		18,300	14,656
2.191% due 12/25/2035		3,916	3,602
3.894% due 02/25/2037 ^		7,828	4,245
3.894% due 02/25/2037		36,672	19,893

SpringCastle America Funding LLC
3.050% due 04/25/2029		83,798	84,396
Staniford Street CLO Ltd.
2.426% due 06/15/2025		5,400	5,400
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		15,495	15,527
Structured Asset Investment Loan Trust
1.366% due 06/25/2036		2,337	2,094
1.389% due 07/25/2036		18,040	13,134
1.516% due 01/25/2036		6,526	5,741
1.916% due 04/25/2033		1,366	1,341
2.116% due 05/25/2035		9,400	9,163
2.146% due 09/25/2034		483	474
2.191% due 01/25/2035		10,188	8,736
2.216% due 09/25/2034		376	367
2.341% due 01/25/2035		3,957	2,253
2.416% due 12/25/2034		8,795	8,689
2.596% due 04/25/2033		129	112
2.791% due 01/25/2035		4,313	738
2.941% due 01/25/2035 ^		5,620	321
Structured Asset Securities Corp.
5.175% due 10/25/2034		1,037	1,070
Structured Asset Securities Corp. Mortgage Loan Trust
1.376% due 03/25/2036		63	62
1.396% due 01/25/2037		3,532	1,868
1.466% due 09/25/2036		4,500	4,015
1.486% due 04/25/2036		12,913	11,415
1.516% due 06/25/2035		1,872	1,695
1.586% due 04/25/2036		6,436	5,946
1.596% due 10/25/2036		18,467	15,964
1.666% due 05/25/2037		3,486	2,994
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033		38	38
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026		11,700	11,723
SVO Mortgage LLC
2.000% due 09/20/2029		24	23
Symphony CLO Ltd.
2.188% due 10/15/2025		32,000	31,964
Telos CLO Ltd.
2.428% due 01/17/2027		19,700	19,700
2.808% due 04/17/2025		19,198	19,256
TICC CLO LLC
1.750% due 08/25/2023		181	182
TICP CLO Ltd.
2.316% due 07/20/2026		40,700	40,705
2.336% due 01/20/2027		4,600	4,601
2.347% due 04/26/2026		10,600	10,616
Toyota Auto Receivables Owner Trust
0.930% due 07/16/2018		10	10
Tralee CLO Ltd.
2.606% due 07/20/2026		22,000	22,100
Trapeza CDO Ltd.
1.440% due 04/06/2042		3,061	2,402
1.566% due 01/25/2035		20,574	18,105
Triaxx Prime CDO Ltd.
1.255% due 10/02/2039		83,816	64,672
Tropic CDO Ltd.
1.478% due 07/15/2036		26,995	20,651
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		7,268	7,336
3.598% due 10/27/2036		16,174	16,144
Utah State Board of Regents
1.774% due 01/25/2057		85,736	85,966
VB-S1 Issuer LLC
3.065% due 06/15/2046		9,600	9,618
Venture CLO Ltd.
2.668% due 04/15/2026		5,200	5,206
VOLT LLC
3.125% due 06/25/2047		44,700	44,700
3.250% due 04/25/2059		80,000	80,130
Wachovia Loan Trust
1.576% due 05/25/2035		517	515
WaMu Asset-Backed Certificates Trust
1.466% due 04/25/2037		14,132	6,906
Washington Mutual Asset-Backed Certificates Trust
1.276% due 10/25/2036		1,968	999
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		16,300	16,311
WhiteHorse Ltd.
2.370% due 02/03/2025		24,272	24,286
Wood Street CLO BV
0.748% due 09/14/2023	GBP	3,267	4,261

World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		$20,580	20,580

Total Asset-Backed Securities (Cost $5,540,074)			5,890,712

SOVEREIGN ISSUES 5.5%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	44,086	52,293
4.900% due 09/15/2021		20,800	25,294
4.950% due 02/11/2020 (k)		8,650	10,603
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		43,000	49,517
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (f)	BRL	4,692,400	1,357,353
0.000% due 04/01/2018 (f)		4,606,408	1,306,135
0.000% due 07/01/2018 (f)		44,300	12,304
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		803,200	240,041
10.000% due 01/01/2027		1,394,268	409,461
Japan Bank for International Cooperation
2.500% due 06/01/2022		$24,200	24,323
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		78,900	79,051
Kuwait International Government Bond
2.750% due 03/20/2022		20,400	20,497
New South Wales Treasury Corp.
2.750% due 11/20/2025 (g)	AUD	1,266	1,111
6.000% due 03/01/2022		165	147
Poland Government International Bond
4.000% due 01/22/2024		$15	16
Province of Ontario
1.650% due 09/27/2019		85,700	85,482
4.000% due 10/07/2019		23,855	25,023
4.400% due 04/14/2020		18,900	20,164
Province of Quebec
2.750% due 08/25/2021		81,800	83,894
3.500% due 07/29/2020		11,900	12,459
3.500% due 12/01/2022	CAD	68,053	56,580
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	381
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	7,810,000	69,177
4.500% due 07/03/2017		5,920,000	52,831
Tokyo Metropolitan Government
2.500% due 06/08/2022		$4,500	4,520

Total Sovereign Issues (Cost $4,077,689)			3,998,657

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		775,108	58
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		184,993	65

Total Common Stocks (Cost $15,194)			123

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (d)		8,712,560	0
6.250% due 07/14/2033 (d)		475,440	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.250% due 10/01/2022 (h)		40,000	4,177

Total Preferred Securities (Cost $4,180)			4,177

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.0%
CERTIFICATES OF DEPOSIT 3.1%
Abbey National Treasury Services PLC
1.400% due 07/07/2017	$111,600	111,604
Barclays Bank PLC
1.710% due 03/16/2018	73,900	73,888
1.949% due 11/06/2017	118,000	118,268
1.973% due 12/06/2017	35,700	35,780
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017	81,700	81,822
Mizuho Bank Ltd.
1.928% due 12/12/2017	97,700	97,944
Natixis NY
1.979% due 10/02/2017	385,300	385,839
Natixis S.A.
1.979% due 09/25/2017	336,200	336,712
Norinchukin Bank
1.871% due 10/10/2017	66,300	66,432
1.871% due 10/11/2017	195,000	195,390
1.871% due 10/12/2017	153,300	153,609
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017	124,200	124,368
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017	384,500	385,081
2.012% due 10/06/2017	73,200	73,331

		2,240,068

COMMERCIAL PAPER 1.8%
American Electric Power, Inc.
1.350% due 07/17/2017	26,000	25,982
Credit Suisse AG
1.470% due 07/03/2017	148,600	148,586
Deutsche Telekom AG
1.300% due 07/05/2017	4,400	4,399
1.350% due 07/27/2017	72,300	72,217
1.420% due 07/31/2017	57,800	57,724
Dominion Resources, Inc.
1.250% due 07/05/2017	12,000	11,998
Enbridge Energy Partners LP
1.790% due 07/05/2017	55,000	54,988
2.000% due 07/21/2017	65,000	64,939
Engie
1.590% due 10/04/2017	23,300	23,222
ENI Finance USA, Inc.
1.320% due 07/10/2017	9,400	9,396
Enterprise Products Operating LLC
1.320% due 07/05/2017	30,000	29,994
Ford Motor Credit Co.
1.650% due 10/05/2017	33,600	33,460
1.650% due 11/02/2017	41,000	40,773
Hewlett Packard Enterprise Co.
1.490% due 07/27/2017	80,000	79,933
HP, Inc.
1.310% due 07/05/2017	9,000	8,999
1.400% due 07/24/2017	50,000	49,963
Kansas City Southern Co.
1.500% due 07/06/2017	16,000	15,995
Kroger Co.
1.300% due 07/05/2017	31,200	31,194
Marriott International
1.500% due 08/08/2017	40,000	39,935
Natixis NY
1.400% due 07/03/2017	32,200	32,197
NiSource Finance Corp.
1.480% due 07/12/2017	12,800	12,794
Plains All American Pipeline LP
1.900% due 07/03/2017	27,000	26,997
Schlumberger Holdings
1.300% due 07/19/2017	7,200	7,195
1.430% due 08/10/2017	4,900	4,892
Spectra Energy Partners
1.500% due 07/27/2017	28,000	27,969
Spectra Energy Partners LP
1.500% due 07/26/2017	22,000	21,977

Standard Chartered Bank
1.430% due 07/03/2017		154,800	154,785
Syngenta Wilmington, Inc.
1.550% due 07/24/2017		17,400	17,381
Toyota Industries Corp.
1.520% due 02/22/2018		12,300	12,182
Tyson Foods, Inc.
1.320% due 07/07/2017		33,200	33,191
UDR, Inc.
1.280% due 07/03/2017		24,000	23,997
Viacom, Inc.
1.800% due 08/04/2017		58,600	58,515
Vodafone Group PLC
1.530% due 10/03/2017		16,550	16,482
WEC Energy Group, Inc.
1.440% due 07/12/2017		19,000	18,991
Wyndham Worldwide
1.600% due 07/05/2017		4,000	3,999

			1,277,241

REPURCHASE AGREEMENTS (j) 0.2%			137,200

SHORT-TERM NOTES 0.0%
AmeriCredit Automobile Receivables Trust
0.920% due 02/20/2018		3,341	3,341

ARGENTINA TREASURY BILLS 0.6%
3.063% due 07/14/2017 - 04/27/2018 (e)(f)		451,065	445,642

JAPAN TREASURY BILLS 9.2%
(0.123)% due 07/10/2017 - 09/11/2017 (e)(f)	JPY	758,980,000	6,748,715

MEXICO TREASURY BILLS 0.0%
6.753% due 08/17/2017 (e)(f)	MXN	202,400	11,047

U.S. TREASURY BILLS 0.1%
0.951% due 08/31/2017 (e)(f)(m)(o)		$73,932	73,821

Total Short-Term Instruments (Cost $11,037,269)			10,937,075

Total Investments in Securities (Cost $95,392,598)			96,201,855

	SHARES
INVESTMENTS IN AFFILIATES 12.9%
SHORT-TERM INSTRUMENTS 12.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.9%
PIMCO Short-Term Floating NAV Portfolio III		951,255,640	9,404,113
PIMCO Short-Term Floating NAV Portfolio IV		5,858,527	58,621

Total Short-Term Instruments (Cost $9,462,333)			9,462,734

Total Investments in Affiliates (Cost $9,462,333)			9,462,734

Total Investments 144.1% (Cost $104,854,931)			$105,664,589
Financial Derivative Instruments (l)(n) (0.4)% (Cost or Premiums, net $(143,509))			(278,266)
Other Assets and Liabilities, net (43.7)%			(32,065,403)

Net Assets 100.0%			$73,320,920

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$273,576	$273,475	0.37%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	01/16/2015 - 09/21/2015	3,717	2,814	0.00
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	09/09/2015 - 09/22/2015	6,109	4,475	0.02
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	16,228	0.02

				$298,402	$296,992	0.41%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.350%	06/30/2017	07/03/2017	$137,200	U.S. Treasury Bonds 3.000% due 11/15/2045	$(140,186)	$137,200	$137,215

Total Repurchase Agreements						$(140,186)	$137,200	$137,215

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(0.100)%	06/20/2017	07/06/2017			$(6,718)	$(6,718)
	(0.100)	07/06/2017	TBD	(3)		(5,142)	(5,142)
	(0.100)	07/10/2017	07/11/2017			(2,866)	(2,866)
	0.250	06/16/2017	07/05/2017			(866)	(866)
	0.500	06/20/2017	TBD	(3)		(5,495)	(5,496)
BOS	1.350	06/15/2017	07/18/2017			(459,706)	(460,016)
DBL	(0.850)	08/25/2016	TBD	(3)	EUR	(5,472)	(6,207)
JPS	1.200	06/30/2017	07/03/2017			$(137,223)	(137,236)
NOM	1.030	04/18/2017	07/18/2017			(376,692)	(377,511)
NXM	0.960	06/30/2017	07/13/2017			(104,375)	(104,375)

Total Reverse Repurchase Agreements							$(1,106,433)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.9)%
Fannie Mae, TBA	3.500%	07/01/2047	$211,000	$(217,837)	$(216,664)
Fannie Mae, TBA	4.000	07/01/2032	25,000	(25,859)	(25,858)
Freddie Mac, TBA	3.500	07/01/2047	288,940	(297,593)	(296,773)
Ginnie Mae, TBA	3.000	07/01/2047	120,600	(123,201)	(121,816)

Total Short Sales (0.9)%				$(664,490)	$(661,111)

(k)	Securities with an aggregate market value of $1,119,175 and cash of $1,740 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(1,378,289) at a weighted average interest rate of 0.913%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$109.250	08/25/2017	172,845	$1,476	$177
Put - CBOT U.S. Treasury 5-Year Note September Futures	111.000	08/25/2017	3,000	26	24
Put - CBOT U.S. Treasury 5-Year Note September Futures	112.000	08/25/2017	5,000	43	80
Put - CBOT U.S. Treasury 5-Year Note September Futures	112.500	08/25/2017	8,000	68	128
Put - CBOT U.S. Treasury 10-Year Note September Futures	109.500	08/25/2017	1,539	13	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/25/2017	100,379	822	103
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/25/2017	2,500	21	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	116.500	08/25/2017	830	7	13
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	35,257	3,104	2,865

				$5,580	$3,394

Total Purchased Options				$5,580	$3,394

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	35,257	$(3,736)	$(1,322)

Total Written Options				$(3,736)	$(1,322)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2017	15,258	EUR	2,820,895	$(42,838)	$0	$(27,535)
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond September Futures	08/2017	17,234		197	0	0	0
Put Options Strike @ EUR 152.000 on Euro-Bund 10-Year Bond September Futures	09/2017	4,600		158	101	52	0
Put Options Strike @ EUR 152.500 on Euro-Bund 10-Year Bond September Futures	08/2017	4,000		137	87	46	0
U.S. Treasury 5-Year Note September Futures	09/2017	227,795		$26,842,437	(61,429)	0	(39,151)
U.S. Treasury 10-Year Note September Futures	09/2017	139,587		17,522,531	(59,128)	0	(39,259)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	2,160		358,290	4,629	0	(1,485)

					$(158,578)	$98	$(107,430)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	39,964		(9,843,633)	$1,583	$1,499	$0
90-Day Eurodollar December Futures	12/2018	11,889		(2,918,750)	(2,054)	892	0
90-Day Eurodollar June Futures	06/2018	16,617		(4,086,328)	2,273	1,038	0
90-Day Eurodollar March Futures	03/2018	17,992		(4,427,831)	3,273	900	0
90-Day Eurodollar March Futures	03/2019	13,270		(3,255,960)	(2,449)	1,161	0
90-Day Eurodollar September Futures	09/2017	22,942		(5,657,784)	4,573	287	0
Canada Government 10-Year Bond September Futures	09/2017	7,147	CAD	(774,607)	20,938	10,637	0
Euro-BTP Italy Government Bond September Futures	09/2017	1,180	EUR	(182,133)	(2,291)	2,412	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	39,283		(6,661,862)	71,909	58,327	0
U.S. Treasury 30-Year Bond September Futures	09/2017	3,807		$(585,088)	(4,989)	2,141	0
United Kingdom Long Gilt September Futures	09/2017	12,283	GBP	(2,008,867)	35,240	17,758	0

					$128,006	$97,052	$0

Total Futures Contracts					$(30,572)	$97,150	$(107,430)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Anheuser-Busch InBev S.A.	1.000%	12/20/2017	0.123%	EUR	20,900	$123	$(14)	$109	$1	$0
Bank of America Corp.	1.000	12/20/2020	0.344		$40,000	801	103	904	13	0
Berkshire Hathaway, Inc.	1.000	09/20/2021	0.38		20,000	177	337	514	0	0
Berkshire Hathaway, Inc.	1.000	12/20/2023	0.700		47,000	(522)	1,389	867	0	(26)
Berkshire Hathaway, Inc.	1.000	03/20/2024	0.728		15,000	(208)	468	260	0	(2)
Berkshire Hathaway, Inc.	1.000	06/20/2024	0.754		60,000	(939)	1,912	973	30	0
Citigroup, Inc.	1.000	12/20/2020	0.364		58,200	1,130	146	1,276	22	0
Deutsche Bank AG	1.000	12/20/2017	0.149	EUR	25,200	134	(6)	128	0	0
Exelon Generation Co. LLC	1.000	06/20/2022	1.435		$8,700	(228)	56	(172)	15	0
General Motors Co.	5.000	06/20/2022	1.420		5,200	884	(7)	877	2	0
Goldman Sachs Group, Inc.	1.000	12/20/2020	0.468		169,900	2,628	491	3,119	49	0
Goldman Sachs Group, Inc.	1.000	06/20/2021	0.516		29,800	437	127	564	19	0
Goldman Sachs Group, Inc.	1.000	12/20/2021	0.595		22,100	294	98	392	7	0
MetLife, Inc.	1.000	06/20/2021	0.414		25,200	89	490	579	4	0
MetLife, Inc.	1.000	12/20/2021	0.512		72,300	(673)	2,218	1,545	0	(21)
Morgan Stanley	1.000	12/20/2020	0.451		100,200	1,572	324	1,896	9	0
Morgan Stanley	1.000	06/20/2022	0.619		42,800	540	247	787	21	0
Prudential Financial, Inc.	1.000	06/20/2019	0.135		36,100	515	111	626	7	0
Royal Bank of Scotland PLC	1.000	12/20/2017	0.115	EUR	87,200	454	5	459	7	0
Tesco PLC	1.000	06/20/2022	1.525		143,000	(7,211)	3,127	(4,084)	5	0
Volkswagen International Finance NV	1.000	12/20/2017	0.108		238,900	1,829	(561)	1,268	20	0
Volkswagen International Finance NV	1.000	06/20/2021	0.464		23,800	(91)	682	591	6	0
Volkswagen International Finance NV	1.000	12/20/2021	0.547		29,200	(232)	920	688	0	(6)

						$1,503	$12,663	$14,166	$237	$(55)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$12,400	$220	$52	$272	$6	$0
CDX.IG-27 5-Year Index	1.000	12/20/2021	42,100	774	104	878	21	0
CDX.IG-28 5-Year Index	1.000	06/20/2022	47,800	824	76	900	22	0

				$1,818	$232	$2,050	$49	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	62,000	$(1,392)	$154	$(1,238)	$529	$0
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		57,500	(694)	7,349	6,655	1,188	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		$3,850,000	45,428	(18,664)	26,764	1,629	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		894,600	(4,686)	(2,696)	(7,382)	509	0
Receive	3-Month USD-LIBOR	1.250	06/21/2020		1,096,600	25,034	(9,330)	15,704	994	0
Receive	3-Month USD-LIBOR	1.250	06/21/2021		3,753,900	113,245	(25,779)	87,466	5,014	0
Receive (5)	3-Month USD-LIBOR	1.450	06/28/2021		2,854,100	(5,137)	41,138	36,001	2,611	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		3,045,100	127,301	(24,631)	102,670	5,658	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		3,809,200	10,906	(64,547)	(53,641)	7,655	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		199,880	1,584	(1,584)	0	313	(313)
Receive	3-Month USD-LIBOR	2.250	12/21/2036		1,734,800	73,092	1,095	74,187	6,574	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		397,002	6,357	(22,525)	(16,168)	1,811	0
Receive (5)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	843,200	(5,528)	7,165	1,637	4,840	0
Receive (5)	6-Month GBP-LIBOR	1.500	09/20/2027		914,300	(22,823)	7,787	(15,036)	11,776	0
Receive (5)	6-Month GBP-LIBOR	1.750	03/21/2048		262,300	(14,737)	4,035	(10,702)	8,618	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	409,440,000	(23,200)	(4,011)	(27,211)	6,329	0
Receive (5)	6-Month JPY-LIBOR	0.300	09/20/2027		72,760,000	(3,786)	2,756	(1,030)	1,568	0

						$320,964	$(102,288)	$218,676	$67,616	$(313)

Total Swap Agreements						$324,285	$(89,393)	$234,892	$67,902	$(368)

(m)	Securities with an aggregate market value of $1,439,207 and cash of $2,638 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	DKK	306,000	$	46,940	$0	$(63)
	07/2017	EUR	711,276		799,474	0	(12,909)
	07/2017	ILS	25,579		7,058	0	(275)
	07/2017	$	14,549	DKK	100,920	952	0
	07/2017		14,172	EUR	12,483	86	0
	07/2017		5,167	NZD	7,116	48	0
	08/2017	JPY	3,110,000	$	27,957	268	0
	08/2017	NZD	7,116		5,164	0	(48)
	08/2017	$	234,542	CHF	224,498	0	(12)
	12/2017	CNH	3,348	$	466	0	(22)
	01/2018	DKK	267,435		39,147	0	(2,360)
	04/2018		1,092,742		160,078	0	(10,453)
	07/2018	BRL	21,800		6,429	239	0
	07/2018	DKK	435,680		66,988	0	(1,376)
BPS	07/2017	BRL	2,374,100		650,917	0	(65,706)
	07/2017	CAD	111,317		82,717	0	(3,122)
	07/2017	DKK	2,946		444	0	(8)
	07/2017	EUR	23,323		26,425	0	(213)
	07/2017	JPY	199,084,693		1,788,071	17,789	0
	07/2017	$	719,808	BRL	2,374,100	0	(3,185)
	07/2017		125,838	JPY	13,795,100	0	(3,188)
	08/2017		26,464	EUR	23,323	213	0
	08/2017		1,470,013	JPY	164,374,693	0	(6,868)
	09/2017	JPY	95,860,000	$	876,075	21,335	0
	10/2017	BRL	55,900		15,354	0	(1,219)
	10/2017	$	298,882	BRL	1,000,000	0	(2,403)
	01/2018	BRL	14,509	$	4,244	4	0
	01/2018	$	449	DKK	2,947	8	0
	04/2018	BRL	677,200	$	179,368	0	(15,805)
	04/2018	DKK	514,514		76,297	0	(3,997)
BRC	07/2017		692,486		105,636	0	(731)
	08/2017	$	259,821	EUR	227,288	148	0
	10/2017	DKK	98,166	$	14,448	0	(706)
	01/2018		67,188		9,945	0	(483)
CBK	07/2017	BRL	30,177		9,122	13	0
	07/2017	EUR	33,151		37,294	0	(569)
	07/2017	JPY	55,000,000		499,816	10,712	0
	07/2017	$	9,182	BRL	30,177	0	(73)
	07/2017		108,485	DKK	719,958	2,102	0
	07/2017		10,421	EUR	9,314	217	0
	07/2017		11,019	NZD	15,079	31	0
	08/2017	JPY	91,730,000	$	827,617	10,576	0
	08/2017	NZD	15,079		11,014	0	(31)
	08/2017	ZAR	1,387		100	0	(6)
	09/2017	JPY	99,770,000		911,808	22,204	0
	09/2017	TWD	29,593,031		975,702	2,140	0
	10/2017	$	258,019	BRL	856,700	0	(4,026)
	12/2017	CNH	2,633	$	367	0	(17)
	04/2018	DKK	314,666		48,309	0	(797)
	07/2018		719,958		110,822	0	(2,148)
DUB	07/2017	BRL	890,313		260,589	2,021	(10,173)
	07/2017	$	269,123	BRL	890,313	0	(382)
	07/2017		234,475	CHF	224,498	0	(354)
	08/2017	SEK	268,280	$	30,931	0	(986)
	10/2017	BRL	158,865		43,919	0	(3,181)
	10/2017	$	815,814	BRL	2,600,000	0	(44,829)
	12/2017	CNH	6,637	$	925	0	(44)
	01/2018	BRL	2,282,400		604,606	0	(62,384)
FBF	07/2017	EUR	455,844		516,700	0	(3,943)
	07/2017	$	145,465	CHF	141,741	2,351	0
	07/2017		6,589	INR	432,804	97	0
	08/2017	MXN	183,200	$	9,171	0	(855)
	08/2017	$	517,463	EUR	455,844	3,926	0
	09/2017	KRW	482,975,799	$	430,063	7,877	0
	09/2017	PHP	257,099		5,116	55	0
	10/2017	$	311,886	BRL	1,000,000	0	(15,353)
GLM	07/2017	BRL	112,459	$	34,182	236	0
	07/2017	DKK	724,736		105,581	0	(5,740)
	07/2017	JPY	18,010,807		162,669	2,538	0
	07/2017	NZD	22,195		15,715	0	(549)
	07/2017	$	33,994	BRL	112,459	0	(48)
	07/2017		8,599	CAD	11,339	145	0
	07/2017		74,974	DKK	497,380	1,424	0
	07/2017		11,642	EUR	10,370	203	0
	07/2017		771,130	GBP	603,704	15,164	0
	07/2017		812,048	JPY	89,688,400	0	(14,640)
	08/2017	SEK	266,495	$	30,624	0	(1,081)
	08/2017	$	147,530	GBP	113,325	201	0
	08/2017		5,209	SEK	45,285	178	0
	08/2017		4,961	ZAR	66,937	129	0
	09/2017	TWD	11,748,257	$	387,029	531	0
	10/2017	RUB	541,151		9,233	259	0
	10/2017	$	91,672	DKK	594,665	126	0
	01/2018	DKK	138,681	$	20,100	0	(1,424)
	04/2018		2,616,646		387,529	0	(20,819)
	10/2018		142,595		21,997	0	(508)
HUS	07/2017	GBP	831,902		1,066,978	0	(16,532)
	07/2017	$	7,053	EUR	6,297	139	0
	07/2017		330,177	GBP	259,891	8,318	0
	08/2017	SEK	1,776,345	$	205,159	0	(6,171)
	08/2017	$	42,654	GBP	32,815	124	0
	09/2017	SGD	1,127,339	$	816,853	0	(2,941)
	10/2017	DKK	121,200		18,561	0	(149)
	01/2018	BRL	528,700		157,599	3,096	0
	04/2018		1,161,600		338,702	3,922	0
	04/2018	DKK	186,410		27,746	0	(1,345)
	07/2018		30,754		4,604	0	(222)
IND	10/2017	BRL	400,000		109,890	0	(8,701)
	10/2017	ILS	25,579		7,340	0	(19)
JPM	07/2017	AUD	1,961		1,450	0	(57)
	07/2017	BRL	965,000		258,035	0	(33,250)
	07/2017	$	291,699	BRL	965,000	0	(414)
	07/2017		81,164	CAD	106,352	847	0
	07/2017		1,339,395	EUR	1,196,117	26,750	0
	07/2017		624,570	GBP	489,987	13,613	0
	07/2017		870,892	JPY	96,083,100	0	(16,630)
	08/2017	CAD	99,978	$	76,312	0	(823)
	08/2017	JPY	355,070,000		3,210,432	46,954	0
	08/2017	SEK	1,124,615		130,218	0	(3,576)
	08/2017	$	113,783	EUR	99,639	183	0
	08/2017		54,630	JPY	6,108,500	0	(257)
	09/2017	KRW	216,586,639	$	191,848	2,522	0
	09/2017	TWD	11,889,844		391,758	602	0
	10/2017	BRL	2,558,690		746,255	10,044	(22,386)
	10/2017	$	141,751	BRL	470,955	0	(2,123)
	10/2017		59,342	IDR	805,333,390	427	0
	01/2018	BRL	1,077,700	$	288,004	0	(26,935)
	01/2018	$	4,215	BRL	14,509	25	0
	04/2018	BRL	2,696,428	$	793,411	16,284	0
	04/2018	DKK	483,265		70,602	0	(4,816)
	07/2018		85,400		13,206	0	(194)
MSB	07/2017	BRL	3,016,163		907,133	1,173	(4,470)
	07/2017	$	964,090	BRL	3,016,163	0	(53,661)
	07/2017		2,088	JPY	231,400	0	(31)
	09/2017		1,456	MYR	6,243	0	(9)
	10/2017	BRL	450,000	$	120,952	0	(12,464)
	10/2017	$	94,884	BRL	318,100	0	(575)
	01/2018	DKK	610,770	$	89,539	0	(5,254)
	04/2018	BRL	60,000		15,573	0	(1,720)
	07/2018		22,500		6,629	240	0
NAB	07/2017	$	2,103	JPY	231,400	0	(46)
NGF	07/2017	BRL	44,533	$	13,461	19	0
	07/2017	$	13,305	BRL	44,533	137	0
	08/2017	BRL	44,533	$	13,227	0	(136)
	10/2017		1,000,000		304,198	7,720	0
	01/2018		263,500		77,642	638	0
	04/2018		888,890		262,696	6,512	0
RBC	07/2017	CHF	141,741		147,601	0	(215)
	07/2017	GBP	15,120		19,633	0	(60)
	08/2017	$	147,866	CHF	141,741	209	0
	08/2017		19,651	GBP	15,120	60	0
SCX	08/2017		4,911	CAD	6,374	7	0
	09/2017	SGD	306,804	$	222,346	0	(760)
	10/2017	BRL	1,452,300		394,668	0	(35,908)
	10/2017	$	17,722	IDR	239,784,960	74	0
	04/2018	BRL	1,200,000	$	313,767	0	(32,081)
SOG	07/2017	$	259,448	EUR	227,288	149	0
	08/2017	MXN	19,200	$	962	0	(89)
	08/2017	TRY	9,460		2,470	0	(187)
	09/2017	KRW	495,405,375		441,097	8,047	0
	09/2017	TWD	30,195,560		994,818	1,434	0
	01/2018	BRL	267,500		79,353	1,181	0
TOR	07/2017	DKK	2,205		332	0	(6)
	07/2017	EUR	10,986		12,557	9	0
	08/2017	$	12,575	EUR	10,986	0	(10)
	10/2017	BRL	170,000	$	46,359	0	(4,042)
	01/2018		272,600		72,059	0	(7,603)
	01/2018	DKK	180,431		26,394	0	(1,609)
	04/2018	BRL	388,890		115,422	3,341	0
	04/2018	DKK	2,055,552		300,585	0	(20,200)
	10/2018	$	341	DKK	2,205	7	0
UAG	07/2017	GBP	393,235	$	503,970	0	(8,199)
	08/2017	JPY	23,730,000		213,726	2,455	0
	08/2017	$	504,421	GBP	393,235	8,202	0
	08/2017		157,779	JPY	17,643,900	0	(726)
	09/2017	KRW	1,006,727,026	$	897,021	17,008	0
	09/2017	THB	372,860		10,997	20	0
	12/2017	CNH	9,379		1,307	0	(61)

Total Forward Foreign Currency Contracts						$319,038	$(667,775)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	08/20/2018	$184,000	$19,530	$6,479
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	154,200	15,081	5,324
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	136,300	9,268	87
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	292,500	28,968	10,816

							$72,847	$22,706

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	$68.000	07/06/2017	$33,500	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2047	73.000	09/06/2017	424,000	17	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2047	73.000	08/07/2017	112,000	4	0

					$22	$0

Total Purchased Options					$72,869	$22,706

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.263	07/03/2017	GBP	190,300	$(1,185)	$0
	Put - OTC GBP versus USD		1.264	07/03/2017		87,900	(508)	0
DUB	Call - OTC USD versus BRL	BRL	4.250	11/17/2017		$147,900	(4,319)	(361)
FBF	Call - OTC USD versus BRL		3.550	10/02/2017		290,000	(4,350)	(3,408)
	Call - OTC USD versus BRL		6.300	01/11/2018		253,100	(13,228)	(81)
GLM	Call - OTC USD versus BRL		3.400	07/06/2017		341,700	(2,305)	(321)
	Call - OTC USD versus ZAR	ZAR	14.400	07/06/2017		242,300	(2,314)	(2)
	Call - OTC USD versus ZAR		14.500	07/07/2017		211,600	(2,068)	(4)
JPM	Call - OTC USD versus BRL	BRL	3.430	07/07/2017		334,500	(2,630)	(254)
	Call - OTC USD versus BRL		3.510	09/27/2017		183,600	(2,846)	(2,430)

							$(35,753)	$(6,861)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	1,757,700	$(14,866)	$(3)
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		4,179,400	(37,277)	(8)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		483,000	(6,231)	(2)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024		100,000	(1,710)	(151)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		631,100	(4,733)	(1)
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		486,300	(4,766)	(3)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024		200,000	(990)	(48)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024		100,000	(475)	(25)

							$(71,048)	$(241)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$1,489,600	$(34,723)	$(6,904)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	600,400	(9,306)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(5,966)

							$(72,746)	$(12,879)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	$101.898	07/06/2017	$250,000	$(801)	$(12)
FAR	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	98.438	07/06/2017	239,000	(579)	(1)
	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	98.641	07/06/2017	249,000	(593)	(3)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	101.871	07/06/2017	105,000	(328)	(4)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	102.094	07/06/2017	59,000	(173)	(8)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	98.406	07/06/2017	1,334,000	(3,335)	(4)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	101.945	07/06/2017	155,000	(460)	(10)

					$(6,269)	$(42)

Total Written Options					$(185,816)	$(20,023)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2020	0.600%	10/20/2022	$231,484	$0	$(21)	$0	$(21)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2019	0.522%		$28,400	$239	$36	$275	$0
	Mexico Government International Bond	1.000	09/20/2017	0.170		25,000	(358)	414	56	0
	Mexico Government International Bond	1.000	12/20/2018	0.374		171,300	(250)	1,889	1,639	0
BPS	Mexico Government International Bond	1.000	09/20/2017	0.170		19,500	(280)	324	44	0
	Petrobras Global Finance BV	1.000	06/20/2018	0.815		2,900	(419)	425	6	0
	Petrobras Global Finance BV	1.000	12/20/2019	1.744		47,700	(5,272)	4,436	0	(836)
	Petrobras Global Finance BV	1.000	03/20/2020	1.892		1,800	(276)	234	0	(42)
	Petrobras Global Finance BV	1.000	09/20/2020	2.229		10,000	(2,119)	1,744	0	(375)
BRC	Mexico Government International Bond	1.000	09/20/2017	0.170		5,000	(112)	123	11	0
	Mexico Government International Bond	1.000	12/20/2018	0.374		88,200	(219)	1,063	844	0
	Petrobras Global Finance BV	1.000	12/20/2019	1.744		8,300	(1,479)	1,334	0	(145)
	Springleaf Finance Corp.	5.000	06/20/2022	2.972		6,300	519	56	575	0
CBK	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	0.930		10,000	23	24	47	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	03/20/2018	0.279		10,000	0	30	30	0
DUB	Colombia Government International Bond	1.000	06/20/2019	0.522		45,000	287	149	436	0
	Mexico Government International Bond	1.000	09/20/2017	0.170		46,700	(762)	867	105	0
GST	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	0.930		85,000	261	139	400	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		10,000	(143)	165	22	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2024	0.930		10,000	102	98	200	0
	Petrobras Global Finance BV	1.000	12/20/2019	0.170		11,400	(1,214)	1,014	0	(200)
	Petrobras Global Finance BV	1.000	03/20/2020	0.695		100	(16)	14	0	(2)
	Springleaf Finance Corp.	5.000	06/20/2022	1.744		1,000	86	5	91	0
HUS	Petrobras Global Finance BV	1.000	12/20/2019	1.892		2,400	(221)	179	0	(42)
	Petrobras Global Finance BV	1.000	03/20/2020	2.972		2,300	(420)	367	0	(53)
	U.S. Treasury Notes	0.250	12/20/2018	1.744	EUR	25,000	(86)	130	44	0
JPM	Mexico Government International Bond	1.000	09/20/2017	1.892		$25,000	(332)	388	56	0
	Petrobras Global Finance BV	1.000	12/20/2019	0.152		8,800	(993)	839	0	(154)
MBC	Mexico Government International Bond	1.000	09/20/2017	0.170		48,500	857	(748)	109	0
MYC	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.744		10,000	15	32	47	0
	Mexico Government International Bond	1.000	09/20/2017	0.170		25,000	(332)	388	56	0
	Petrobras Global Finance BV	1.000	12/20/2019	0.930		94,500	(8,746)	7,090	0	(1,656)
UAG	Mexico Government International Bond	1.000	09/20/2017	0.170		10,000	(135)	157	22	0
				1.744
				0.170			$(21,795)	$23,405	$5,115	$(3,505)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$18,925	$(4,188)	$2,582	$0	$(1,606)
CBK	MCDX-25 5-Year Index	1.000	12/20/2020	70,750	(131)	1,494	1,363	0
	MCDX-26 5-Year Index	1.000	06/20/2021	102,950	210	1,820	2,030	0
GST	CMBX.NA.AAA.9 Index	0.500	09/17/2058	21,400	(798)	507	0	(291)
	MCDX-25 5-Year Index	1.000	12/20/2020	201,800	(372)	4,259	3,887	0
	MCDX-26 5-Year Index	1.000	06/20/2021	87,000	208	1,508	1,716	0
JPS	CMBX.NA.AAA.7 Index	0.500	01/17/2047	17,500	(665)	658	0	(7)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	4,000	(183)	158	0	(25)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	7,600	(315)	212	0	(103)
MEI	CMBX.NA.AAA.7 Index	0.500	01/17/2047	74,000	(3,879)	3,849	0	(30)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	9,600	(498)	437	0	(61)

					$(10,611)	$17,484	$8,996	$(2,123)

Total Swap Agreements					$(32,406)	$40,868	$14,111	$(5,649)

(o)	Securities with an aggregate market value of $456,683 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$218,730	$12,340	$231,070
Corporate Bonds & Notes
Banking & Finance	0	14,273,470	92,637	14,366,107
Industrials	0	1,743,914	13,472	1,757,386
Utilities	0	788,028	0	788,028
Municipal Bonds & Notes
Alabama	0	13,414	0	13,414
California	0	87,875	0	87,875
Connecticut	0	188	0	188
Georgia	0	70,598	0	70,598
Illinois	0	117,689	0	117,689
Iowa	0	22,664	0	22,664
Massachusetts	0	20,936	0	20,936
Michigan	0	275	0	275
New Jersey	0	3,306	0	3,306
New York	0	5,775	0	5,775
Ohio	0	3,540	0	3,540
Pennsylvania	0	29,399	0	29,399
Rhode Island	0	183	0	183
South Carolina	0	2,148	0	2,148
Texas	0	19,851	0	19,851
West Virginia	0	130,593	0	130,593
U.S. Government Agencies	0	35,286,969	4,404	35,291,373
U.S. Treasury Obligations	0	16,377,987	0	16,377,987
Non-Agency Mortgage-Backed Securities	0	5,126,390	904,336	6,030,726
Asset-Backed Securities	53,600	5,773,803	63,309	5,890,712
Sovereign Issues	0	3,998,657	0	3,998,657
Common Stocks
Consumer Discretionary	123	0	0	123
Preferred Securities
Banking & Finance	0	4,177	0	4,177
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	2,240,068	0	2,240,068
Commercial Paper	0	1,277,241	0	1,277,241
Repurchase Agreements	0	137,200	0	137,200
Short-Term Notes	0	3,341	0	3,341
Argentina Treasury Bills	0	445,642	0	445,642
Japan Treasury Bills	0	6,748,715	0	6,748,715
Mexico Treasury Bills	0	11,047	0	11,047
U.S. Treasury Bills	0	73,821	0	73,821
	$53,723	$95,057,634	$1,090,498	$96,201,855

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,462,734	$0	$0	$9,462,734

Total Investments	$9,537,149	$95,036,942	$1,090,498	$105,664,589

Short Sales, at Value - Liabilities
Loan Participations and Assignments	0	0	0	0
U.S. Government Agencies	0	(661,111)	0	(661,111)
	$0	$(661,111)	$0	$(661,111)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	100,015	68,431	0	168,446
Over the counter	0	355,855	0	355,855
	$100,015	$424,286	$0	$524,301

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(108,752)	(368)	0	(109,120)
Over the counter	0	(693,426)	(21)	(693,447)

	$(108,752)	$(693,794)	$(21)	$(802,567)

Total Financial Derivative Instruments	$(8,737)	$(269,508)	$(21)	$(278,266)

Totals	$9,507,720	$94,127,015	$1,090,477	$104,725,212
There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$77,593	$12,785	$(78,000)	$1	$0	$(39)	$0	$0	$12,340		$(56)
Corporate Bonds & Notes
Banking & Finance	133,024	56,300	(2,866)	(65)	277	509	0	(94,542)	92,637		1,708
Industrials	6,530	0	(1,192)	(5)	(22)	84	13,472	(5,395)	13,472		0
U.S. Government Agencies	23,722	0	(1,287)	2	(10)	21	0	(18,044)	4,404		1
Non-Agency Mortgage-Backed Securities	317,304	600,000	(7,595)	389	(365)	(5,397)	0	0	904,336		(5,701)
Asset-Backed Securities	152,802	10,700	(777)	(2)	0	178	0	(99,592)	63,309		16

	$710,975	$679,785	$(91,717)	$320	$(120)	$(4,644)	$13,472	$(217,573)	$1,090,498		$(4,032)
Financial Derivative Instruments - Assets
Over the counter	$(60)	$0	$35	$0	$25	$(22)	$0	$0	$(22)		$(22)

Totals	$710,915	$679,785	$(91,682)	$320	$(95)	$(4,666)	$13,472	$(217,573)	$1,090,476	$

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$12,340	Third Party Vendor	Broker Quote	97.938
Corporate Bonds & Notes
Banking & Finance	3	Other Valuation Techniques (3)	—	—
	76,406	Proxy Pricing	Base Price	100.000 - 114.180
	16,228	Reference Instrument	OAS spread	549.080bps
Industrials	13,472	Third Party Vendor	Broker Quote	99.795
U.S. Government Agencies	4,404	Proxy Pricing	Base Price	(0.000) - 98.590
Non-Agency Mortgage-Backed Securities	867,785	Proxy Pricing	Base Price	82.816 - 99.853
	36,551	Third Party Vendor	Broker Quote	84.309 - 86.500
Asset-Backed Securities	18,609	Proxy Pricing	Base Price	100.048
	44,700	Third Party Vendor	Broker Quote	100.000
Financial Derivative Instruments - Assets
Over the counter	(21)	Indicative Market Quotation	Broker Quote	0.012

Total	$1,090,477

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.6%
CORPORATE BONDS & NOTES 20.7%
BANKING & FINANCE 10.9%
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	$1,500	$1,531
American Tower Corp.
3.375% due 10/15/2026	1,000	981
Bank of America Corp.
2.881% due 04/24/2023	1,800	1,805
6.400% due 08/28/2017	1,530	1,541
Bank of America N.A.
6.000% due 10/15/2036	1,500	1,902
Bear Stearns Cos. LLC
6.400% due 10/02/2017	400	405
7.250% due 02/01/2018	2,200	2,269
BGC Partners, Inc.
5.125% due 05/27/2021	1,500	1,582
Capital One N.A.
2.329% due 08/17/2018	1,500	1,511
Citigroup, Inc.
2.116% due 04/25/2022	1,800	1,811
Citizens Bank N.A.
2.550% due 05/13/2021	2,700	2,704
Duke Realty LP
3.250% due 06/30/2026	1,900	1,870
Ford Motor Credit Co. LLC
2.375% due 01/16/2018	1,500	1,505
2.735% due 01/08/2019	1,500	1,521
2.875% due 10/01/2018	400	404
General Motors Financial Co., Inc.
3.150% due 01/15/2020	2,000	2,035
3.200% due 07/13/2020	2,200	2,243
Goldman Sachs Group, Inc.
2.313% due 04/23/2020	1,400	1,424
7.500% due 02/15/2019	1,557	1,690
HSBC Bank USA N.A.
6.000% due 08/09/2017	1,500	1,506
International Lease Finance Corp.
7.125% due 09/01/2018	1,500	1,588
JPMorgan Chase & Co.
1.706% due 04/25/2018	1,100	1,104
2.400% due 06/07/2021	1,200	1,198
2.682% due 03/01/2021	2,000	2,063
4.350% due 08/15/2021	200	214
Kilroy Realty LP
4.375% due 10/01/2025	1,500	1,576
Kimco Realty Corp.
2.700% due 03/01/2024	1,800	1,721
Metropolitan Life Global Funding
3.450% due 12/18/2026	1,900	1,950
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	1,795
Morgan Stanley
2.336% due 01/20/2022	2,300	2,324
2.500% due 04/21/2021	2,000	1,999
3.125% due 07/27/2026	1,100	1,071
NYSE Holdings LLC
2.000% due 10/05/2017	50	50
Raymond James Financial, Inc.
3.625% due 09/15/2026	2,200	2,207
Santander Holdings USA, Inc.
2.700% due 05/24/2019	2,700	2,721
WEA Finance LLC
3.250% due 10/05/2020	1,600	1,629
Wells Fargo & Co.
2.500% due 03/04/2021	1,900	1,907
7.980% due 03/15/2018 (c)	4,659	4,862
WP Carey, Inc.
4.250% due 10/01/2026	1,780	1,802

		66,021

INDUSTRIALS 7.6%
AbbVie, Inc.
3.200% due 11/06/2022	900	924

American Airlines Pass-Through Trust
4.000% due 01/15/2027	2,064	2,162
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/2022	3,100	3,099
Apple, Inc.
2.150% due 02/09/2022	1,500	1,492
Charter Communications Operating LLC
4.464% due 07/23/2022	1,500	1,600
CVS Health Corp.
2.750% due 12/01/2022	2,000	2,005
Daimler Finance North America LLC
2.250% due 03/02/2020	1,500	1,502
Ecolab, Inc.
4.350% due 12/08/2021	2,221	2,417
Entergy Louisiana LLC
5.400% due 11/01/2024	1,500	1,724
ERAC USA Finance LLC
2.350% due 10/15/2019	1,500	1,503
Georgia-Pacific LLC
2.539% due 11/15/2019	1,500	1,514
HCA, Inc.
3.750% due 03/15/2019	1,500	1,534
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,900	1,901
Merck & Co., Inc.
2.350% due 02/10/2022	2,100	2,120
2.750% due 02/10/2025	2,000	1,994
Moody’s Corp.
2.625% due 01/15/2023	1,500	1,493
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	600	601
2.350% due 03/04/2019	556	559
Norfolk Southern Corp.
3.850% due 01/15/2024	1,900	2,012
Phillips 66
1.786% due 04/15/2019	1,800	1,804
Regency Energy Partners LP
5.000% due 10/01/2022	2,000	2,147
SBA Tower Trust
2.877% due 07/15/2021	1,900	1,896
Southern Co.
2.350% due 07/01/2021	2,300	2,285
Time Warner Cable LLC
4.125% due 02/15/2021	2,036	2,131
Volkswagen Group of America Finance LLC
1.612% due 11/20/2017	900	901
1.650% due 05/22/2018	1,600	1,599
Wynn Las Vegas LLC
5.500% due 03/01/2025	1,500	1,582

		46,501

UTILITIES 2.2%
AT&T, Inc.
1.808% due 01/15/2020	600	603
2.800% due 02/17/2021	1,500	1,517
Duke Energy Corp.
3.050% due 08/15/2022	2,500	2,555
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	1,500	1,526
MidAmerican Energy Co.
3.100% due 05/01/2027	1,500	1,513
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	1,500	1,526
Plains All American Pipeline LP
2.600% due 12/15/2019	2,000	2,007
Verizon Communications, Inc.
2.946% due 03/15/2022	828	835
2.992% due 09/14/2018	1,200	1,222

		13,304

Total Corporate Bonds & Notes (Cost $124,331)		125,826

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	228

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	55	59

ILLINOIS 1.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	135	145
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,700	2,784
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	2,300	2,384
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	1,335	1,251

		6,564

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	365	365

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	107

PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009
2.056% due 07/25/2029	1,552	1,556

SOUTH CAROLINA 0.2%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.342% due 12/01/2023	1,050	1,049

Total Municipal Bonds & Notes (Cost $9,739)		9,928

U.S. GOVERNMENT AGENCIES 60.3%
Fannie Mae
1.276% due 12/25/2036	209	206
1.445% due 09/25/2046	1,768	1,774
1.641% due 10/25/2022	11	11
1.666% due 05/25/2023	11	11
1.716% due 02/25/2022	3	3
1.766% due 01/25/2022	4	4
1.816% due 08/25/2022	7	7
1.846% due 05/25/2040	1,590	1,608
1.892% due 07/01/2044	119	121
1.916% due 04/25/2022 - 09/25/2022	8	8
2.310% due 08/01/2022	500	503
2.954% due 09/01/2035	28	29
3.045% due 01/01/2035	245	257
3.129% due 05/25/2035	127	134
3.240% due 05/01/2038	1,435	1,518
3.330% due 11/01/2021	270	282
3.500% due 01/01/2026	60	62
3.585% due 04/01/2041	46	49
3.980% due 07/01/2021	38,300	40,881
4.000% due 08/01/2025 - 12/01/2041	901	954
4.500% due 09/01/2018 - 10/01/2042	5,674	6,107
5.000% due 12/01/2021 - 02/01/2041	174	189
5.500% due 03/01/2022 - 05/01/2041	3,770	4,180
5.542% due 12/25/2042	328	358
6.000% due 03/01/2018 - 01/01/2039	2,924	3,332
6.500% due 11/01/2021 - 06/25/2044	149	171
7.000% due 09/25/2020	0	1
8.000% due 10/01/2030	1	1
9.250% due 07/25/2019	5	5
Fannie Mae, TBA
3.000% due 08/01/2032 - 08/01/2047	47,000	47,064
3.500% due 08/01/2032 - 09/01/2047	98,000	101,586
Freddie Mac
1.892% due 02/25/2045	158	158
1.909% due 08/15/2036	1,147	1,163
1.995% due 02/15/2038 (a)	8,941	475
2.670% due 02/01/2023	12	12
2.792% due 12/01/2022	75	76
3.073% due 07/01/2030	30	31
4.000% due 04/01/2024 - 03/01/2044	2,405	2,545
4.500% due 02/01/2029 - 12/01/2040	1,042	1,125
5.000% due 01/01/2036 - 07/01/2040	113	124
5.500% due 01/01/2018 - 07/01/2039	1,215	1,355
6.000% due 11/01/2029 - 09/01/2038	3,772	4,262
7.000% due 07/15/2022	156	168
7.500% due 01/15/2023	405	441
8.000% due 11/01/2025 - 06/15/2030	252	303
9.000% due 12/15/2020	9	10
10.000% due 03/01/2021	1	0

Freddie Mac, TBA
3.500% due 08/01/2047	10,000	10,254
4.000% due 08/01/2047	84,000	88,174
4.500% due 07/01/2047	4,000	4,284
Ginnie Mae
1.451% due 11/20/2045	1,414	1,413
1.453% due 06/20/2065 - 02/20/2067	5,344	5,330
1.508% due 10/20/2062	3,586	3,584
1.572% due 06/16/2031	16	16
1.593% due 07/20/2065 - 10/20/2065	6,082	6,076
1.743% due 08/20/2066	1,890	1,901
1.772% due 02/16/2030	21	22
1.793% due 05/20/2066 - 07/20/2066	6,398	6,451
1.913% due 07/20/2065	3,552	3,600
2.125% due 06/20/2023 - 07/20/2030	618	636
2.250% due 12/20/2029	203	210
2.375% due 01/20/2024 - 02/20/2027	326	334
5.000% due 07/15/2034 - 06/15/2041	3,519	3,868
6.000% due 01/15/2024	1	1
7.500% due 03/15/2024 - 09/15/2025	2	3
8.000% due 01/15/2022 - 08/15/2024	7	8
9.500% due 01/20/2019 - 12/15/2021	1	1
Ginnie Mae, TBA
4.000% due 07/01/2047 - 08/01/2047	3,000	3,155
5.000% due 07/01/2047	3,000	3,269
Small Business Administration
7.970% due 01/25/2025	69	71

Total U.S. Government Agencies (Cost $363,114)		366,325

U.S. TREASURY OBLIGATIONS 20.0%
U.S. Treasury Bonds
2.500% due 02/15/2045	2,800	2,618
2.750% due 08/15/2042 (e)	1,200	1,189
2.750% due 11/15/2042	6,300	6,235
2.875% due 05/15/2043	9,000	9,100
3.000% due 11/15/2044	5,600	5,789
3.125% due 02/15/2043	4,000	4,231
3.125% due 08/15/2044	12,400	13,122
3.375% due 05/15/2044	16,200	17,926
3.625% due 08/15/2043	3,500	4,032
3.750% due 11/15/2043	2,600	3,061
4.250% due 05/15/2039	600	753
4.500% due 08/15/2039	700	908
4.625% due 02/15/2040	1,600	2,113
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2021 (e)	2,992	2,988
0.125% due 01/15/2023 (e)	4,767	4,726
0.250% due 01/15/2025 (e)	929	913
0.375% due 01/15/2027	7,795	7,659
0.750% due 02/15/2042	108	103
1.000% due 02/15/2046	516	516
1.375% due 02/15/2044	525	572
2.000% due 01/15/2026	1,355	1,520
2.375% due 01/15/2025 (e)	3,632	4,139
2.500% due 01/15/2029	9,112	10,964
3.625% due 04/15/2028	302	395
3.875% due 04/15/2029	11,156	15,159
U.S. Treasury Notes
2.250% due 01/31/2024	1,000	1,009

Total U.S. Treasury Obligations (Cost $120,704)		121,740

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.3%
American Home Mortgage Investment Trust
3.415% due 02/25/2045	530	537
BAMLL Commercial Mortgage Securities Trust
2.379% due 01/15/2028	5,900	5,923
Banc of America Funding Trust
3.179% due 05/25/2035	576	604
BBCCRE Trust
3.966% due 08/10/2033	4,600	4,711
BCAP LLC Trust
1.237% due 01/26/2036	1,636	1,597
Bear Stearns Adjustable Rate Mortgage Trust
3.081% due 04/25/2033	220	222
3.374% due 01/25/2035	1,588	1,576
3.544% due 02/25/2036 ^	576	563
Bear Stearns ALT-A Trust
3.361% due 09/25/2035	263	226
3.475% due 05/25/2035	1,758	1,740
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050	2,827	2,841

Bear Stearns Mortgage Funding Trust
1.406% due 01/25/2037	6,625	5,711
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035	191	193
3.180% due 09/25/2035	597	618
Countrywide Alternative Loan Trust
1.396% due 05/25/2047	1,178	1,108
Countrywide Home Loan Mortgage Pass-Through Trust
3.309% due 02/20/2036 ^	342	308
3.348% due 02/20/2035	14	15
Credit Suisse First Boston Mortgage Securities Corp.
3.024% due 09/25/2033	2,975	3,015
5.039% due 06/25/2032	51	49
Credit Suisse Mortgage Capital Certificates
3.388% due 01/27/2036	1,252	1,257
DLJ Acceptance Trust
11.000% due 08/01/2019	1	1
GS Mortgage Securities Trust
2.412% due 11/10/2045 (a)	1,014	80
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	1	1
HomeBanc Mortgage Trust
1.466% due 03/25/2035	4,086	3,615
1.486% due 10/25/2035	2,926	2,860
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032	12	11
IndyMac Mortgage Loan Trust
3.185% due 11/25/2035 ^	1,297	1,094
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	3,200	3,320
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.609% due 01/15/2033	1,371	1,375
JPMorgan Commercial Mortgage-Backed Securities Trust
5.828% due 03/18/2051	321	320
JPMorgan Mortgage Trust
3.411% due 07/25/2035	815	814
Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047	1,700	1,781
Morgan Stanley Capital Trust
3.436% due 12/15/2049	2,200	2,259
3.560% due 07/13/2029	2,000	2,054
Morgan Stanley Mortgage Loan Trust
3.110% due 06/25/2036	4,071	4,033
Nomura Resecuritization Trust
1.224% due 12/26/2035	2,729	2,697
Prime Mortgage Trust
1.616% due 02/25/2034	127	120
RBSSP Resecuritization Trust
1.274% due 02/26/2037	1,850	1,771
2.856% due 12/25/2035	2,235	2,287
Residential Funding Mortgage Securities, Inc. Trust
4.287% due 02/25/2036 ^	243	219
Sequoia Mortgage Trust
1.849% due 04/19/2027	869	822
Structured Asset Mortgage Investments Trust
1.869% due 09/19/2032	142	139
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032	28	27
3.209% due 01/25/2032	22	22
5.432% due 07/25/2034	7,627	7,772
WaMu Mortgage Pass-Through Certificates Trust
1.506% due 10/25/2045	358	356
1.932% due 11/25/2042	132	125
Wells Fargo Mortgage-Backed Securities Trust
1.716% due 07/25/2037 ^	171	149
3.098% due 01/25/2035	14	14
3.107% due 03/25/2036	1,030	1,039
3.237% due 12/25/2034	951	964

Total Non-Agency Mortgage-Backed Securities (Cost $71,233)		74,955

ASSET-BACKED SECURITIES 8.9%
Ally Auto Receivables Trust
1.840% due 08/15/2019	2,000	2,002
AmeriCredit Automobile Receivables Trust
1.520% due 06/10/2019	425	425
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.666% due 01/25/2036	4,137	4,103
1.916% due 05/25/2034	7	7
Asset-Backed Securities Corp. Home Equity Loan Trust
2.404% due 08/15/2033	2,503	2,484
B2R Mortgage Trust
2.567% due 06/15/2049	2,334	2,321

Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032	1,131	1,133
DT Auto Owner Trust
1.560% due 06/15/2020	1,430	1,429
EMC Mortgage Loan Trust
1.764% due 05/25/2040	510	479
Exeter Automobile Receivables Trust
1.960% due 03/15/2021	1,497	1,495
First Franklin Mortgage Loan Trust
1.476% due 11/25/2036	1,880	1,883
1.726% due 09/25/2035	4	4
First Investors Auto Owner Trust
1.690% due 04/15/2021	1,245	1,244
Flagship Credit Auto Trust
1.930% due 12/15/2021	2,112	2,113
Fremont Home Loan Trust
1.276% due 01/25/2037	56	30
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	1,600	1,600
Home Equity Asset Trust
2.116% due 11/25/2034	1,670	1,675
Hyundai Auto Lease Securitization Trust
1.439% due 12/16/2019	1,200	1,201
JPMorgan Mortgage Acquisition Corp.
1.396% due 03/25/2036	742	741
MASTR Asset-Backed Securities Trust
1.906% due 03/25/2035	3,700	3,685
Morgan Stanley IXIS Real Estate Capital Trust
1.266% due 11/25/2036	16	8
Navient Student Loan Trust
1.516% due 07/26/2066	1,697	1,698
Nelnet Student Loan Trust
1.936% due 07/27/2048	541	547
1.989% due 11/25/2048	329	333
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.716% due 07/25/2035	727	729
Residential Asset Securities Corp. Trust
1.486% due 04/25/2036	5,829	5,798
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	1,500	1,499
Securitized Asset-Backed Receivables LLC Trust
1.276% due 12/25/2036 ^	703	242
SLC Student Loan Trust
1.346% due 09/15/2026	1,574	1,571
SLM Private Education Loan Trust
1.850% due 06/17/2030	2,000	2,003
SLM Student Loan Trust
1.306% due 10/25/2029	1,463	1,453
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025	1,675	1,692
SpringCastle America Funding LLC
3.050% due 04/25/2029	1,513	1,524
Structured Asset Investment Loan Trust
2.116% due 09/25/2034	1,435	1,441
2.341% due 07/25/2033	2,385	2,364
Westlake Automobile Receivables Trust
1.780% due 04/15/2020	1,300	1,301

Total Asset-Backed Securities (Cost $52,581)		54,257

	SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)	4,000	4,919

Total Preferred Securities (Cost $4,120)		4,919

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.0%
COMMERCIAL PAPER 8.0%
Berkshire Hathaway Energy Co.
1.320% due 07/26/2017	$3,700	3,696

Boston Scientific Corp.
1.650% due 07/18/2017	3,500	3,498
1.700% due 07/19/2017	4,100	4,097
Enbridge Energy Partners LP
1.880% due 08/07/2017	1,800	1,797
1.880% due 08/11/2017	2,500	2,495
Entergy Corp.
1.440% due 07/19/2017	3,600	3,597
Enterprise Products Operating LLC
1.370% due 07/12/2017	1,400	1,399
HP, Inc.
1.480% due 07/25/2017	3,400	3,397
1.480% due 07/26/2017	1,800	1,798
1.530% due 07/25/2017	3,700	3,697
Marriott International
1.500% due 07/24/2017	1,500	1,499
Mondelez International, Inc.
1.370% due 07/12/2017	3,700	3,698
Monsanto Co.
1.540% due 08/14/2017	3,700	3,693
Nabors Industries, Inc.
2.100% due 07/19/2017	1,000	999
Plains All American Pipeline LP
2.150% due 07/26/2017	3,700	3,696
Southern Co.
1.350% due 07/07/2017	3,600	3,599
Viacom, Inc.
1.800% due 08/04/2017	2,000	1,997

		48,652

Total Short-Term Instruments (Cost $48,653)		48,652

Total Investments in Securities (Cost $794,475)		806,602

	SHARES
INVESTMENTS IN AFFILIATES 9.6%
SHORT-TERM INSTRUMENTS 9.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.6%
PIMCO Short-Term Floating NAV Portfolio III	2,073,796	20,502
PIMCO Short-Term Floating NAV Portfolio IV	3,743,458	37,457

Total Short-Term Instruments (Cost $57,937)		57,959

Total Investments in Affiliates (Cost $57,937)		57,959

Total Investments 142.2% (Cost $852,412)		$864,561
Financial Derivative Instruments (d)(f) (0.0)% (Cost or Premiums, net $(435))		(35)
Other Assets and Liabilities, net (42.2)%		(256,719)

Net Assets 100.0%		$607,807

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Fannie Mae, TBA	6.000%	07/01/2047	$4,000	$(4,528)	$(4,503)

Total Short Sales (0.7)%				$(4,528)	$(4,503)

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$109.250	08/25/2017	343	$3	$0
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/25/2017	225	2	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	290	25	24

				$30	$24

Total Purchased Options				$30	$24

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	290	$(31)	$(11)

Total Written Options				$(31)	$(11)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2017	1,208	$142,346	$(323)	$0	$(208)
U.S. Treasury 10-Year Note September Futures	09/2017	887	111,346	(318)	0	(249)

				$(641)	$0	$(457)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	284	(69,953)	66	11	0
U.S. Treasury 30-Year Bond September Futures	09/2017	36	(5,533)	(60)	20	0

				$6	$31	$0

Total Futures Contracts				$(635)	$31	$(457)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Simon Property Group LP	1.000%	06/20/2022	0.848%	$1,100	$(2)	$10	$8	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	06/20/2022	$42,900	$811	$(3)	$808	$22	$0

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/21/2019	$36,100	$(87)	$338	$251	$15	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2019	84,000	(281)	(412)	(693)	48	0
Receive	3-Month USD-LIBOR	1.250	06/21/2021	57,600	1,720	(378)	1,342	77	0
Receive (5)	3-Month USD-LIBOR	1.450	06/28/2021	26,400	(47)	380	333	24	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022	12,400	515	(97)	418	23	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022	3,800	(8)	(45)	(53)	8	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	18,100	1,134	(1,871)	(737)	83	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	3,900	(164)	212	48	17	0

					$2,782	$(1,873)	$909	$295	$0

Total Swap Agreements					$3,591	$(1,866)	$1,725	$317	$0

(e)	Securities with an aggregate market value of $6,977 and cash of $956 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(f)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$1,500	$146	$52
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	3,100	211	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	1,400	140	52

							$497	$106

Options on Securities

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	$	68.000	07/06/2017	$36,000	$2	$0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2047		73.000	08/07/2017	3,000	0	0

						$2	$0

Total Purchased Options						$499	$106

Written Options:

Inflation-capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	0

						$(378)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$6,400	$(143)	$(30)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	13,800	(214)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,300	(140)	(29)

							$(497)	$(59)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	$101.871	07/06/2017	$13,000	$(41)	$(1)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	102.094	07/06/2017	6,000	(17)	(1)

					$(58)	$(2)

Total Written Options					$(933)	$(61)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$1,833	$0	$5	$5	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	3,954	0	11	11	0

					$0	$16	$16	$0

Total Swap Agreements					$0	$16	$16	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$66,021	$0	$66,021
Industrials	0	44,605	1,896	46,501
Utilities	0	13,304	0	13,304
Municipal Bonds & Notes
California	0	228	0	228
Florida	0	59	0	59
Illinois	0	6,564	0	6,564
Iowa	0	365	0	365
Massachusetts	0	107	0	107
Pennsylvania	0	1,556	0	1,556
South Carolina	0	1,049	0	1,049
U.S. Government Agencies	0	366,325	0	366,325
U.S. Treasury Obligations	0	121,740	0	121,740
Non-Agency Mortgage-Backed Securities	0	74,954	1	74,955
Asset-Backed Securities	0	54,257	0	54,257
Preferred Securities
Banking & Finance	0	4,919	0	4,919
Short-Term Instruments
Commercial Paper	0	48,652	0	48,652
	$0	$804,705	$1,897	$806,602

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$57,959	$0	$0	$57,959

Total Investments	$57,959	$804,705	$1,897	$864,561

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,503)	$0	$(4,503)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	317	0	372
Over the counter	0	122	0	122
	$55	$439	$0	$494

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(468)	0	0	(468)
Over the counter	0	(61)	0	(61)

	$(468)	$(61)	$0	$(529)

Total Financial Derivative Instruments	$(413)	$378	$0	$(35)

Totals	$57,546	$800,580	$1,897	$860,023

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.3%
CORPORATE BONDS & NOTES 32.7%
BANKING & FINANCE 22.9%
AIA Group Ltd.
3.125% due 03/13/2023		$3,000	$3,028
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027		2,000	2,041
Banco de Credito e Inversiones
3.000% due 09/13/2017		500	500
Bank of America Corp.
2.006% due 09/15/2026		400	372
3.300% due 01/11/2023		1,500	1,531
5.700% due 01/24/2022		2,840	3,212
5.750% due 12/01/2017		1,600	1,627
6.000% due 09/01/2017		5,600	5,639
6.400% due 08/28/2017		9,800	9,870
6.875% due 04/25/2018		4,400	4,580
Bank of America N.A.
6.000% due 10/15/2036		2,350	2,979
Bank of Nova Scotia
1.875% due 04/26/2021		4,100	4,062
Barclays Bank PLC
10.179% due 06/12/2021		3,900	4,888
14.000% due 06/15/2019 (f)	GBP	4,300	6,820
Barclays PLC
3.684% due 01/10/2023		$4,300	4,416
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,099
BGC Partners, Inc.
5.125% due 05/27/2021		2,600	2,743
BRFkredit A/S
2.000% due 10/01/2017	DKK	37,500	5,793
CBL & Associates LP
5.950% due 12/15/2026		$3,200	3,175
Citigroup, Inc.
2.116% due 04/25/2022		3,100	3,119
3.887% due 01/10/2028		3,900	3,969
Citizens Bank N.A.
1.600% due 12/04/2017		4,000	3,999
Commonwealth Bank of Australia
1.750% due 11/02/2018		2,700	2,703
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (f)		3,800	4,428
Credit Suisse Group Funding Guernsey Ltd.
3.448% due 04/16/2021		3,600	3,779
3.750% due 03/26/2025		2,800	2,834
3.800% due 09/15/2022		3,000	3,120
3.800% due 06/09/2023		3,400	3,509
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		2,800	2,822
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)		4,250	4,436
Deutsche Bank AG
2.850% due 05/10/2019		3,400	3,438
3.095% due 05/10/2019		4,300	4,381
4.250% due 10/14/2021		1,500	1,572
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,064
Ford Motor Credit Co. LLC
2.459% due 03/27/2020		3,200	3,205
3.200% due 01/15/2021		200	203
General Motors Financial Co., Inc.
2.085% due 04/13/2020		4,200	4,223
3.150% due 01/15/2020		500	509
3.200% due 07/13/2020		4,000	4,078
Goldman Sachs Group, Inc.
2.313% due 04/23/2020		11,000	11,188
2.372% due 04/30/2018		250	252
6.000% due 06/15/2020		5,940	6,557
7.500% due 02/15/2019		1,400	1,519
HBOS PLC
1.923% due 09/06/2017		4,300	4,298
Hospitality Properties Trust
4.250% due 02/15/2021		1,100	1,148
Host Hotels & Resorts LP
3.875% due 04/01/2024		3,200	3,259

HSBC Holdings PLC
3.400% due 03/08/2021		200	206
ING Bank NV
2.625% due 12/05/2022		4,200	4,239
ING Groep NV
3.150% due 03/29/2022		3,300	3,366
JPMorgan Chase & Co.
1.706% due 04/25/2018		1,300	1,305
2.056% due 04/25/2023		2,900	2,904
2.400% due 06/07/2021		4,800	4,793
2.550% due 10/29/2020		600	605
6.300% due 04/23/2019		4,800	5,168
Kilroy Realty LP
3.800% due 01/15/2023		2,200	2,270
Kimco Realty Corp.
2.700% due 03/01/2024		2,700	2,581
LeasePlan Corp. NV
2.875% due 01/22/2019		3,400	3,412
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	2,000	3,266
12.000% due 12/16/2024 (f)		$9,900	13,499
MetLife, Inc.
5.250% due 06/15/2020 (f)		2,000	2,081
Metropolitan Life Global Funding
3.450% due 12/18/2026		3,500	3,592
Mizuho Bank Ltd.
2.450% due 04/16/2019		300	302
Morgan Stanley
1.982% due 02/14/2020		3,600	3,616
2.336% due 01/20/2022		3,500	3,537
2.450% due 02/01/2019		1,700	1,712
3.125% due 07/27/2026		2,000	1,947
7.300% due 05/13/2019		3,300	3,609
National Australia Bank Ltd.
2.250% due 03/16/2021		3,300	3,296
Nordea Bank AB
2.250% due 05/27/2021		4,000	3,976
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	57,200	8,836
Nykredit Realkredit A/S
1.000% due 04/01/2018		76,200	11,848
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$3,600	3,696
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		4,300	4,364
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	10,000	1,548
2.000% due 01/01/2018		34,000	5,286
Rio Oil Finance Trust
9.250% due 07/06/2024		$802	818
9.750% due 01/06/2027		3,745	3,838
Royal Bank of Canada
2.100% due 10/14/2020		6,900	6,891
2.300% due 03/22/2021		3,300	3,312
Santander Holdings USA, Inc.
2.700% due 05/24/2019		4,000	4,031
Stadshypotek AB
2.500% due 04/05/2022		6,700	6,733
Sumitomo Mitsui Financial Group, Inc.
2.901% due 03/09/2021		3,300	3,401
Toronto-Dominion Bank
2.250% due 03/15/2021		700	700
2.500% due 01/18/2023		2,900	2,922
UBS AG
2.052% due 06/01/2020		800	807
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		2,100	2,098
3.000% due 04/15/2021		5,000	5,081
WEA Finance LLC
3.250% due 10/05/2020		3,400	3,462
Wells Fargo & Co.
7.980% due 03/15/2018 (f)		7,100	7,409
Wells Fargo Bank N.A.
1.873% due 12/06/2019		3,400	3,441
Westpac Banking Corp.
2.100% due 02/25/2021		8,500	8,461

			332,252

INDUSTRIALS 7.1%
AbbVie, Inc.
3.200% due 11/06/2022		2,100	2,156
Actavis, Inc.
3.250% due 10/01/2022		3,000	3,068
Air Canada Pass-Through Trust
5.375% due 11/15/2022		804	847

Allergan Funding SCS
3.450% due 03/15/2022	5,300	5,468
American Airlines Pass-Through Trust
4.000% due 01/15/2027	3,220	3,373
Apple, Inc.
2.150% due 02/09/2022	8,000	7,958
AutoNation, Inc.
6.750% due 04/15/2018	1,000	1,038
Becton Dickinson and Co.
2.133% due 06/06/2019	3,500	3,507
Dell International LLC
5.450% due 06/15/2023	3,700	4,020
Enbridge, Inc.
1.946% due 06/15/2020	3,400	3,400
Energy Transfer LP
5.200% due 02/01/2022	1,400	1,507
ERAC USA Finance LLC
2.350% due 10/15/2019	3,000	3,006
Home Depot, Inc.
2.625% due 06/01/2022	8,500	8,633
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	2,000	2,202
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	3,891	3,879
Merck & Co., Inc.
2.350% due 02/10/2022	3,900	3,936
2.750% due 02/10/2025	3,100	3,091
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018	4,800	4,850
Oracle Corp.
2.400% due 09/15/2023	1,000	988
Pentair Finance S.A.
1.875% due 09/15/2017	2,300	2,301
S&P Global, Inc.
2.500% due 08/15/2018	1,400	1,410
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024	1,000	1,115
SBA Tower Trust
2.877% due 07/15/2021	3,500	3,493
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,490
Southern Co.
2.350% due 07/01/2021	4,000	3,974
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,464	2,572
Starbucks Corp.
4.300% due 06/15/2045	4,100	4,516
WestJet Airlines Ltd.
3.500% due 06/16/2021	4,800	4,909
Wynn Las Vegas LLC
5.500% due 03/01/2025	8,200	8,646

		102,353

UTILITIES 2.7%
AT&T, Inc.
1.808% due 01/15/2020	1,400	1,408
2.023% due 07/15/2021	3,600	3,640
3.400% due 05/15/2025	3,900	3,841
Dominion Energy, Inc.
1.771% due 06/01/2019	2,800	2,811
Entergy Arkansas, Inc.
3.050% due 06/01/2023	3,000	3,061
3.500% due 04/01/2026	1,200	1,240
FirstEnergy Corp.
3.900% due 07/15/2027	1,400	1,403
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,900	1,940
MidAmerican Energy Co.
3.100% due 05/01/2027	3,500	3,531
Monongahela Power Co.
3.550% due 05/15/2027	2,800	2,830
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	2,400	2,442
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	2,065	1,125
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2023 ^(g)	2,233	765
Verizon Communications, Inc.
1.722% due 05/22/2020	3,600	3,604

2.992% due 09/14/2018	5,700	5,804

		39,445

Total Corporate Bonds & Notes (Cost $469,918)		474,050

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.3%
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,182

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	4,000	4,124

NEW YORK 0.2%
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	3,000	3,286

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	577

Total Municipal Bonds & Notes (Cost $11,401)		12,169

U.S. GOVERNMENT AGENCIES 37.6%
Fannie Mae
1.305% due 06/25/2055	3,862	3,852
1.445% due 09/25/2046	3,305	3,316
1.766% due 06/25/2041	6	6
2.310% due 08/01/2022	100	101
2.934% due 02/25/2033	6,409	5,655
2.935% due 11/01/2021	10,470	10,796
2.967% due 01/01/2036	4,103	4,330
3.000% due 06/01/2029 - 10/25/2040	2,408	2,461
3.240% due 05/01/2038	2,445	2,587
3.500% due 10/25/2041	18,611	19,176
4.500% due 02/01/2031 - 08/01/2042	1,861	2,008
5.500% due 02/01/2036 - 05/01/2036	122	137
Fannie Mae, TBA
3.000% due 08/01/2032 - 08/01/2047	217,000	216,488
3.500% due 07/01/2047 - 09/01/2047	198,000	203,008
Freddie Mac
1.435% due 11/15/2042	5,397	5,385
5.000% due 03/01/2024 - 12/01/2038	1,166	1,271
5.500% due 04/01/2038	339	377
Freddie Mac, TBA
3.500% due 08/01/2047	11,000	11,279
4.000% due 08/01/2047	9,000	9,447
Ginnie Mae
0.000% due 11/20/2039 (a)(c)	3,500	2,778
1.363% due 06/20/2061	3,692	3,694
1.453% due 02/20/2067	3,598	3,589
1.613% due 09/20/2065	3,246	3,243
1.743% due 08/20/2066	3,581	3,603
1.793% due 05/20/2066 - 06/20/2066	6,855	6,913
2.480% due 06/20/2067	4,000	4,133
5.000% due 05/15/2038	2	2
Ginnie Mae, TBA
3.000% due 07/01/2047	2,000	2,021
3.500% due 08/01/2047	2,000	2,068
4.000% due 07/01/2047 - 08/01/2047	11,000	11,561
5.000% due 07/01/2047	1,000	1,090

Total U.S. Government Agencies (Cost $546,835)		546,375

U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Bonds
2.500% due 02/15/2045 (i)	25,900	24,215
2.500% due 02/15/2046 (m)	1,400	1,306
2.750% due 08/15/2042	6,600	6,538
2.750% due 11/15/2042 (k)	11,000	10,887
2.875% due 05/15/2043 (k)(m)	7,800	7,887
2.875% due 08/15/2045 (i)	27,500	27,703
3.000% due 05/15/2042	14,700	15,246
3.000% due 02/15/2047	6,500	6,718
3.125% due 02/15/2043 (k)	5,000	5,289
3.125% due 08/15/2044	16,300	17,249
3.375% due 05/15/2044	8,000	8,852
3.625% due 08/15/2043	15,300	17,627
3.750% due 11/15/2043	11,000	12,949
4.250% due 05/15/2039 (m)	2,200	2,760
4.375% due 11/15/2039 (k)	3,300	4,212

4.375% due 05/15/2040 (k)		4,400	5,623
4.500% due 08/15/2039 (k)		3,500	4,540
4.625% due 02/15/2040 (m)		1,700	2,245
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (k)		21,151	21,125
0.125% due 04/15/2022		8,044	8,008
0.375% due 01/15/2027		15,589	15,317
0.750% due 02/15/2042 (m)		1,082	1,032
0.750% due 02/15/2045		6,438	6,049
1.750% due 01/15/2028		19,563	21,820
2.000% due 01/15/2026 (k)		3,819	4,282
2.375% due 01/15/2025 (k)		2,854	3,253
2.375% due 01/15/2027 (k)		1,091	1,272
2.500% due 01/15/2029		23,348	28,096
3.625% due 04/15/2028		4,536	5,930
U.S. Treasury Notes
2.000% due 08/31/2021 (m)		100	101

Total U.S. Treasury Obligations (Cost $302,407)			298,131

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.2%
Adjustable Rate Mortgage Trust
1.716% due 10/25/2035		2,160	2,078
Alba PLC
0.444% due 11/21/2037	GBP	2,380	2,971
0.478% due 03/17/2039		4,335	5,416
1.501% due 04/24/2049		3,986	5,239
BAMLL Commercial Mortgage Securities Trust
2.379% due 01/15/2028		$8,200	8,232
Banc of America Funding Trust
3.179% due 05/25/2035		2,941	3,082
Banc of America Mortgage Trust
6.500% due 10/25/2031		13	14
BCAP LLC Trust
1.237% due 01/26/2036		3,917	3,824
3.495% due 08/26/2037		1,806	1,817
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035		122	122
2.950% due 02/25/2033		39	39
Chase Mortgage Finance Trust
3.581% due 02/25/2037		58	56
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.562% due 10/25/2035		2,318	2,193
Citigroup Mortgage Loan Trust, Inc.
2.757% due 09/25/2037		4,540	4,416
Citigroup/Deutsche Bank Commercial Mortgage Trust
3.348% due 11/10/2049		2,300	2,373
Countrywide Home Loan Mortgage Pass-Through Trust
3.528% due 11/19/2033		285	282
Credit Suisse First Boston Mortgage Securities Corp.
3.024% due 09/25/2033		8	8
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		4,349	3,753
Eurohome UK Mortgages PLC
0.439% due 06/15/2044	GBP	3,312	4,184
Eurosail PLC
1.240% due 06/13/2045		14,753	18,881
Great Hall Mortgages PLC
1.397% due 06/18/2039		$3,004	2,913
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,172
3.278% due 11/10/2049		3,500	3,607
GSR Mortgage Loan Trust
3.109% due 09/25/2035		4,414	4,498
3.498% due 01/25/2035		1,094	1,078
HomeBanc Mortgage Trust
1.466% due 03/25/2035		1,043	923
Impac CMB Trust
1.996% due 10/25/2034		5,006	4,823
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048		4,800	4,980
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049		3,500	3,544
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.609% due 01/15/2033		2,598	2,605
JPMorgan Chase Commercial Mortgage Securities Trust
2.777% due 08/15/2049		1,700	1,702
2.962% due 10/05/2028		4,100	4,112
Kensington Mortgage Securities PLC
1.412% due 06/14/2040		2,317	2,238
Ludgate Funding PLC
0.484% due 12/01/2060	GBP	3,323	4,154
Mansard Mortgages Parent Ltd.
0.516% due 04/15/2047		1,005	1,262
MASTR Adjustable Rate Mortgages Trust
3.190% due 11/21/2034		$2,029	2,084

Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/2035		459	429
2.094% due 01/25/2029		267	254
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		6,000	6,038
3.150% due 03/15/2048		7,000	7,222
Morgan Stanley Capital Trust
3.436% due 12/15/2049		2,200	2,259
3.516% due 07/13/2029		3,300	3,417
Morgan Stanley Resecuritization Trust
1.284% due 04/26/2053		451	448
PFP Ltd.
2.222% due 01/14/2035		3,600	3,608
ResLoC UK PLC
0.000% due 12/15/2043	EUR	6,344	6,969
RFTI Issuer Ltd.
2.909% due 08/15/2030		$3,654	3,653
RMAC PLC
0.419% due 06/12/2037	GBP	1,492	1,864
Sequoia Mortgage Trust
1.412% due 07/20/2036		$2,889	2,769
Structured Adjustable Rate Mortgage Loan Trust
3.366% due 09/25/2034		1,807	1,802
3.391% due 09/25/2034		4,188	4,239
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.209% due 01/25/2032		669	668
5.432% due 07/25/2034		2,566	2,615
Thrones PLC
1.836% due 07/20/2044	GBP	2,550	3,356
Trinity Square PLC
1.486% due 07/15/2051		2,941	3,883
WaMu Mortgage Pass-Through Certificates Trust
1.486% due 07/25/2045		$273	265
1.506% due 10/25/2045		6,290	6,253
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,545
3.486% due 12/15/2059		4,800	4,984
Wells Fargo Mortgage-Backed Securities Trust
3.159% due 05/25/2035		2,389	2,434
3.161% due 06/25/2035		2,579	2,605

Total Non-Agency Mortgage-Backed Securities (Cost $196,360)			192,254

ASSET-BACKED SECURITIES 10.0%
Ally Auto Receivables Trust
1.840% due 08/15/2019		3,800	3,804
Ally Master Owner Trust
1.559% due 02/15/2021		3,800	3,809
AmeriCredit Automobile Receivables Trust
1.510% due 05/18/2020		3,600	3,598
1.520% due 06/10/2019		723	723
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.666% due 01/25/2036		3,380	3,352
Auto ABS
0.600% due 09/27/2024	EUR	600	687
BA Credit Card Trust
1.489% due 06/15/2020		$8,300	8,314
Bayview Opportunity Master Fund Trust
3.475% due 10/28/2031		2,059	2,077
3.598% due 09/29/2031		2,321	2,339
Capital One Multi-Asset Execution Trust
1.609% due 02/15/2022		3,400	3,421
Chase Issuance Trust
1.459% due 01/18/2022		3,600	3,616
Countrywide Asset-Backed Certificates
1.516% due 06/25/2036		2,728	2,713
Countrywide Asset-Backed Certificates Trust
1.756% due 12/25/2034		3,689	3,593
CPS Auto Trust
1.500% due 06/15/2020		1,947	1,944
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		24	28
DT Auto Owner Trust
1.560% due 06/15/2020		2,646	2,644
Eagle Ltd.
2.570% due 12/15/2039		975	969
Exeter Automobile Receivables Trust
1.960% due 03/15/2021		2,837	2,833
First Investors Auto Owner Trust
1.690% due 04/15/2021		2,989	2,986
Flagship Credit Auto Trust
1.850% due 07/15/2021		3,600	3,601
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019		4,300	4,301
Golden Credit Card Trust
1.559% due 02/15/2021		3,600	3,609

GSAMP Trust
2.066% due 02/25/2047		3,200	3,178
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019		3,600	3,602
JPMorgan Mortgage Acquisition Corp.
1.396% due 03/25/2036		1,484	1,482
MASTR Specialized Loan Trust
1.516% due 01/25/2036		1,118	1,105
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019		4,995	4,991
Merrill Lynch Mortgage Investors Trust
2.011% due 09/25/2035		3,258	3,234
OneMain Financial Issuance Trust
3.190% due 03/18/2026		8,100	8,191
Option One Mortgage Loan Trust Asset-Backed Certificates
1.656% due 11/25/2035		2,472	2,457
Park Place Securities, Inc.
1.666% due 09/25/2035		1,141	1,143
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.056% due 01/25/2036		2,000	1,988
Residential Asset Securities Corp. Trust
1.486% due 04/25/2036		2,321	2,308
1.506% due 03/25/2036		858	859
1.666% due 09/25/2035		1,474	1,475
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020		3,600	3,598
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		3,800	3,797
SLC Student Loan Trust
1.346% due 09/15/2026		3,149	3,142
SLM Private Education Loan Trust
1.850% due 06/17/2030		3,500	3,506
SLM Student Loan Trust
1.306% due 10/25/2029		2,925	2,905
1.706% due 04/27/2026		3,293	3,302
SoFi Professional Loan Program LLC
2.166% due 01/25/2039		3,625	3,668
SpringCastle America Funding LLC
3.050% due 04/25/2029		2,868	2,888
Structured Asset Investment Loan Trust
2.116% due 01/25/2035		1,400	1,405
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		2,569	2,587
VOLT LLC
3.500% due 03/25/2047		3,089	3,101
3.875% due 04/25/2055		492	493
Wells Fargo Home Equity Asset-Backed Securities Trust
1.466% due 07/25/2036		3,616	3,594
2.216% due 10/25/2034		2,166	2,147
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		3,400	3,402

Total Asset-Backed Securities (Cost $142,801)			144,509

SOVEREIGN ISSUES 2.5%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		3,600	3,501
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,000	1,971
2.625% due 04/20/2022		2,800	2,805
Province of Ontario
1.650% due 09/27/2019		600	599
3.150% due 06/02/2022	CAD	1,200	979
4.000% due 10/07/2019		$900	944
4.400% due 04/14/2020		1,600	1,707
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	832
6.350% due 01/30/2026		$600	745
Republic of Germany
0.000% due 04/17/2020 (c)	EUR	9,200	10,663
0.500% due 02/15/2026		7,700	8,936
Tokyo Metropolitan Government
2.000% due 05/17/2021		$3,000	2,956

Total Sovereign Issues (Cost $35,391)			36,638

SHORT-TERM INSTRUMENTS 11.0%
CERTIFICATES OF DEPOSIT 3.7%
Abbey National Treasury Services PLC
1.400% due 07/07/2017		5,000	5,000
Barclays Bank PLC
1.949% due 11/06/2017		5,900	5,913
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		3,300	3,305

Natixis S.A.
1.979% due 09/25/2017		14,300	14,322
Norinchukin Bank
1.871% due 10/10/2017		7,100	7,114
Sumitomo Mitsui Banking Corp.
1.946% due 09/15/2017		3,400	3,405
Sumitomo Mitsui Trust Bank Ltd.
1.997% due 09/18/2017		6,500	6,510
2.012% due 10/06/2017		7,900	7,914

			53,483

COMMERCIAL PAPER 3.0%
Dominion Resources, Inc.
1.420% due 07/11/2017		6,000	5,997
Engie
1.649% due 10/03/2017		2,800	2,791
Entergy Corp.
1.463% due 07/13/2017		2,900	2,898
Ford Motor Credit Co.
1.700% due 10/05/2017		2,300	2,290
1.754% due 09/12/2017		5,700	5,682
Natixis NY
1.434% due 07/03/2017		4,100	4,100
Standard Chartered Bank
1.638% due 02/05/2018		3,600	3,568
Syngenta Wilmington, Inc.
2.053% due 09/14/2017		8,600	8,570
Toyota Industries Corp.
1.558% due 02/22/2018		7,000	6,933

			42,829

REPURCHASE AGREEMENTS (h) 0.2%			3,388

SHORT-TERM NOTES 0.1%
AmeriCredit Automobile Receivables Trust
0.920% due 02/20/2018		1,011	1,011

JAPAN TREASURY BILLS 4.0%
(0.131)% due 08/07/2017 - 08/28/2017 (b)(c)	JPY	6,440,000	57,263

U.S. TREASURY BILLS 0.0%
0.965% due 08/31/2017 (c)(d)(m)		$297	297

Total Short-Term Instruments (Cost $158,875)			158,271

Total Investments in Securities (Cost $1,863,988)			1,862,397

	SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III		6,965,707	68,863

Total Short-Term Instruments (Cost $68,858)			68,863

Total Investments in Affiliates (Cost $68,858)			68,863

Total Investments 133.0% (Cost $1,932,846)			$1,931,260
Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $(454))			(291)
Other Assets and Liabilities, net (33.0)%			(478,691)

Net Assets 100.0%			$1,452,278

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.750%	10/01/2023	11/25/2014 - 12/05/2014	$2,202	$765	0.05%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$3,388	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(3,456)	$3,388	$3,388

Total Repurchase Agreements						$(3,456)	$3,388	$3,388

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
TDM	0.920%	04/04/2017	07/06/2017	$(22,786)	$(22,838)
	0.960	04/19/2017	07/19/2017	(6,341)	(6,354)
	0.980	04/24/2017	07/24/2017	(4,012)	(4,019)
	1.010	04/26/2017	07/26/2017	(986)	(988)

Total Sale-Buyback Transactions					$(34,199)

(i)	Securities with an aggregate market value of $34,794 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(43,481) at a weighted average interest rate of 0.921%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(7) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2017	1,904	$224,360	$(509)	$0	$(327)
U.S. Treasury 10-Year Note September Futures	09/2017	2,903	364,417	(1,069)	0	(817)

				$(1,578)	$0	$(1,144)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	149		$(36,580)	$(26)	$11	$0
90-Day Eurodollar March Futures	03/2019	172		(42,202)	(32)	15	0
Canada Government 10-Year Bond September Futures	09/2017	39	CAD	(4,227)	114	58	0
Euro-Bund 10-Year Bond September Futures	09/2017	34	EUR	(6,286)	94	61	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	205		(34,765)	280	305	0
U.S. Treasury 30-Year Bond September Futures	09/2017	117		$(17,981)	(178)	70	0
United Kingdom Long Gilt September Futures	09/2017	213	GBP	(34,836)	524	308	0

					$776	$828	$0

Total Futures Contracts					$(802)	$828	$(1,144)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Dominion Resources, Inc.	1.000%	03/20/2021	0.159%	$1,700	$(50)	$(3)	$(53)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Royal Bank of Scotland PLC	1.000%	12/20/2017	0.115%	EUR	3,000	16	0	16	0	0
Simon Property Group LP	1.000	06/20/2022	0.848	$	3,500	$12	$14	$26	$1	$0
Volkswagen International Finance NV	1.000	06/20/2021	0.464	EUR	3,500	34	53	87	1	0

						$62	$67	$129	$2	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	12,800	$(387)	$131	$(256)	$109	$0
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		1,000	109	7	116	21	0
Receive (6)	3-Month USD-LIBOR	1.500	06/15/2019		$239,100	1,152	(473)	679	90	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		36,100	336	(85)	251	15	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		75,000	(459)	(166)	(625)	30	0
Receive	3-Month USD-LIBOR	1.250	06/21/2021		60,600	1,815	(403)	1,412	81	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		24,900	1,046	(206)	840	46	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		78,200	(486)	(505)	(991)	149	(8)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		43,400	(530)	(1,238)	(1,768)	198	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		13,800	501	(389)	112	62	0
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	18,200	(79)	114	35	105	0
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		11,200	(327)	143	(184)	144	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		7,500	(716)	410	(306)	247	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	7,630,000	(432)	(74)	(506)	118	0
Receive (6)	6-Month JPY-LIBOR	0.300	09/20/2027		1,410,000	(73)	53	(20)	30	0

						$1,470	$(2,681)	$(1,211)	$1,445	$(8)

Total Swap Agreements						$1,482	$(2,617)	$(1,135)	$1,447	$(8)

(k)	Securities with an aggregate market value of $27,487 and cash of $2,086 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	DKK	981		$144	$0	$(7)
	07/2017	EUR	26,238		29,491	0	(476)
	08/2017	JPY	70,000		629	6	0
	01/2018	DKK	20,488		3,013	0	(167)
	04/2018		50,234		7,379	0	(460)
BPS	07/2017	JPY	1,518,500		13,564	63	0
	07/2017		$118	DKK	780	2	0
	07/2017		27,747	EUR	24,393	113	0
	08/2017	EUR	24,393		$27,788	0	(113)
	08/2017		$13,580	JPY	1,518,500	0	(63)
	08/2017		243	ZAR	3,333	10	0
	01/2018	BRL	230		$67	0	0
	01/2018	DKK	780		119	0	(2)
	04/2018		$69	DKK	452	1	0
CBK	07/2017	GBP	48,124		$61,920	0	(759)
	08/2017	JPY	980,000		8,828	103	0
FBF	07/2017		$192	INR	12,628	3	0
	09/2017	KRW	38,938,462		$34,490	453	0
GLM	07/2017	CAD	3,044		2,257	0	(90)
	07/2017	EUR	2,028		2,284	0	(33)
	07/2017	JPY	106,500		960	13	0
	07/2017		$5,811	GBP	4,549	114	0
	07/2017		14,719	JPY	1,625,000	0	(271)
	10/2017	RUB	24,810		$423	12	0
	01/2018	DKK	23,512		3,444	0	(205)
	04/2018		27,180		3,970	0	(271)
HUS	10/2017		49,130		7,311	0	(274)
JPM	07/2017		$2,322	CAD	3,044	25	0
	07/2017		4,343	EUR	3,873	81	0
	07/2017		10,366	GBP	8,133	227	0
	08/2017	CAD	3,044		$2,323	0	(25)
	08/2017	JPY	1,350,000		12,212	186	0
	01/2018		$67	BRL	230	0	0
SCX	09/2017	SGD	31,256		$22,652	0	(77)
SOG	09/2017	TWD	1,095,300		36,108	75	0
	09/2017		$16,501	SGD	22,841	109	0
UAG	07/2017		46,653	GBP	36,402	759	0
	08/2017	GBP	36,402		$46,694	0	(759)
	08/2017	JPY	4,040,000		36,502	506	0
	09/2017	THB	4,536		134	0	0
	10/2017	DKK	47,800		7,296	0	(84)

Total Forward Foreign Currency Contracts						$2,861	$(4,136)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	03/20/2020	1.892%	$200	$(35)	$30	$0	$(5)
GST	Petrobras Global Finance BV	1.000	03/20/2020	1.892	100	(16)	14	0	(2)

						$(51)	$44	$0	$(7)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	CMBX.NA.AAA.9 Index	0.500%	09/17/2058	$9,700	$(403)	$271	$0	$(132)

Total Swap Agreements					$(454)	$315	$0	$(139)

(m)	Securities with an aggregate market value of $2,931 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$332,252	$0	$332,252
Industrials	0	98,860	3,493	102,353
Utilities	0	39,445	0	39,445
Municipal Bonds & Notes
California	0	4,182	0	4,182
Illinois	0	4,124	0	4,124
New York	0	3,286	0	3,286
Virginia	0	577	0	577
U.S. Government Agencies	0	546,375	0	546,375
U.S. Treasury Obligations	0	298,131	0	298,131
Non-Agency Mortgage-Backed Securities	0	192,254	0	192,254
Asset-Backed Securities	0	144,509	0	144,509
Sovereign Issues	0	36,638	0	36,638
Short-Term Instruments
Certificates of Deposit	0	53,483	0	53,483
Commercial Paper	0	42,829	0	42,829
Repurchase Agreements	0	3,388	0	3,388
Short-Term Notes	0	1,011	0	1,011
Japan Treasury Bills	0	57,263	0	57,263
U.S. Treasury Bills	0	297	0	297
	$0	$1,858,904	$3,493	$1,862,397

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$68,863	$0	$0	$68,863

Total Investments	$68,863	$1,858,904	$3,493	$1,931,260

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	828	1,447	0	2,275
Over the counter	0	2,861	0	2,861
	$828	$4,308	$0	$5,136

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,144)	(8)	0	(1,152)
Over the counter	0	(4,275)	0	(4,275)

	$(1,144)	$(4,283)	$0	$(5,427)

Total Financial Derivative Instruments	$(316)	$25	$0	$(291)

Totals	$68,547	$1,858,929	$3,493	$1,930,969

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO TRENDS Managed Futures Strategy Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.3%
CORPORATE BONDS & NOTES 50.0%
BANKING & FINANCE 31.8%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	$1,350	$1,436
Ally Financial, Inc.
3.250% due 09/29/2017	600	602
3.600% due 05/21/2018	500	506
American Express Credit Corp.
1.875% due 11/05/2018	2,300	2,304
2.292% due 09/14/2020	1,500	1,527
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.262% due 09/14/2018	2,500	2,522
Barclays PLC
2.000% due 03/16/2018	1,500	1,503
8.250% due 12/15/2018 (d)	2,600	2,762
Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	607
Caisse Centrale Desjardins
1.578% due 09/12/2017	1,300	1,300
Citigroup, Inc.
2.477% due 10/26/2020	3,500	3,572
Credit Suisse Group Funding Guernsey Ltd.
3.448% due 04/16/2021	3,100	3,254
DBS Bank Ltd.
3.625% due 09/21/2022	2,000	2,007
Dexia Credit Local S.A.
1.889% due 03/23/2018 †	4,000	4,012
Discover Bank
2.000% due 02/21/2018	2,900	2,904
Ford Motor Credit Co. LLC
2.058% due 03/12/2019	1,000	1,003
2.095% due 01/09/2018	1,000	1,003
2.104% due 11/04/2019	3,000	3,016
General Motors Financial Co., Inc.
2.515% due 04/10/2018	1,700	1,713
2.718% due 01/15/2020	4,000	4,077
Goldman Sachs Group, Inc.
2.313% due 04/23/2020	1,500	1,526
2.516% due 04/23/2021	3,000	3,059
HSBC Holdings PLC
2.799% due 01/05/2022	2,800	2,882
2.849% due 05/25/2021	2,000	2,070
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	2,000	1,996
Industrial Bank of Korea
2.375% due 07/17/2017	3,300	3,300
International Lease Finance Corp.
5.875% due 04/01/2019	1,000	1,063
KEB Hana Bank
3.500% due 10/25/2017	1,000	1,005
Macquarie Bank Ltd.
1.797% due 10/27/2017	1,000	1,002
Macquarie Group Ltd.
3.000% due 12/03/2018	1,700	1,722
Mizuho Bank Ltd.
1.746% due 09/25/2017	2,000	2,002
MUFG Americas Holdings Corp.
1.750% due 02/09/2018	2,000	2,001
Navient Corp.
5.500% due 01/15/2019	2,500	2,609
8.450% due 06/15/2018	500	528
Nordea Bank AB
1.625% due 09/30/2019	4,800	4,763
NRW Bank
1.381% due 08/13/2018	450	451
PACCAR Financial Corp.
1.823% due 12/06/2018	3,475	3,501
PNC Bank N.A.
1.450% due 07/29/2019	4,400	4,360
Santander Holdings USA, Inc.
2.642% due 11/24/2017	1,500	1,506
3.450% due 08/27/2018	1,000	1,014
Standard Chartered PLC
1.559% due 09/08/2017	1,800	1,800

Sumitomo Mitsui Banking Corp.
1.738% due 01/16/2018	1,000	1,002
1.750% due 01/16/2018	1,350	1,351
1.893% due 07/23/2018	400	402
1.966% due 01/11/2019	1,100	1,102
Synchrony Financial
2.580% due 11/09/2017	1,500	1,505
UBS AG
1.822% due 08/14/2019	3,000	3,015
Wachovia Corp.
5.750% due 02/01/2018	600	614
Wells Fargo & Co.
1.642% due 09/14/2018 †	3,500	3,509
1.852% due 01/30/2020	500	503
Westpac Banking Corp.
1.572% due 12/01/2017	1,400	1,402

		100,195

INDUSTRIALS 13.7%
AbbVie, Inc.
2.300% due 05/14/2021	1,000	998
Allergan Funding SCS
2.308% due 03/12/2018	1,100	1,106
2.350% due 03/12/2018	100	100
2.483% due 03/12/2020	2,700	2,761
3.000% due 03/12/2020	900	920
Baxalta, Inc.
2.067% due 06/22/2018	1,700	1,709
ConocoPhillips Co.
2.082% due 05/15/2022	4,400	4,498
Daimler Finance North America LLC
1.631% due 05/18/2018 †	5,000	5,012
eBay, Inc.
1.350% due 07/15/2017	1,000	1,000
EMC Corp.
1.875% due 06/01/2018	1,000	995
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	1,700	1,721
Imperial Brands Finance PLC
2.050% due 02/11/2018	3,000	3,004
KLA-Tencor Corp.
2.375% due 11/01/2017	600	602
Medtronic, Inc.
2.046% due 03/15/2020	3,000	3,050
NetApp, Inc.
2.000% due 12/15/2017	1,500	1,502
Petroleos Mexicanos
3.500% due 07/18/2018	2,000	2,029
5.750% due 03/01/2018	1,000	1,024
QUALCOMM, Inc.
1.558% due 05/20/2019	2,500	2,509
Reckitt Benckiser Treasury Services PLC
1.856% due 06/24/2022	500	501
Reynolds American, Inc.
2.300% due 06/12/2018	600	603
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	400	404
6.221% due 07/03/2017	1,100	1,100
Tesco PLC
5.500% due 11/15/2017	3,000	3,036
Thermo Fisher Scientific, Inc.
2.150% due 12/14/2018	2,600	2,611
Tyson Foods, Inc.
2.650% due 08/15/2019	400	405

		43,200

UTILITIES 4.5%
AT&T, Inc.
2.023% due 07/15/2021	1,300	1,314
2.226% due 06/30/2020 †	3,700	3,750
Cleveland Electric Illuminating Co.
7.880% due 11/01/2017	2,500	2,549
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017	1,000	1,000
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,800	2,803
Verizon Communications, Inc.
2.037% due 06/17/2019 †	600	605

2.250% due 03/16/2022	2,000	2,025

		14,046

Total Corporate Bonds & Notes (Cost $156,382)		157,441

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
1.285% due 12/25/2017	169	169
1.566% due 05/25/2043	964	960
1.796% due 07/25/2041	2,209	2,230
Freddie Mac
1.559% due 11/15/2043	2,273	2,281
1.709% due 01/15/2042	802	808
Ginnie Mae
1.363% due 06/20/2061	2,840	2,842
1.493% due 03/20/2065	1,912	1,915
NCUA Guaranteed Notes
1.644% due 12/08/2020	5,371	5,403

Total U.S. Government Agencies (Cost $16,568)		16,608

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Asset Securitization Corp.
6.930% due 02/14/2043	171	171

Total Non-Agency Mortgage-Backed Securities (Cost $180)		171

ASSET-BACKED SECURITIES 4.5%
Discover Card Execution Note Trust
1.699% due 09/15/2021	1,500	1,510
Madison Park Funding Ltd.
1.420% due 02/26/2021	505	506
Navient Student Loan Trust
1.536% due 07/25/2030	1,966	1,968
Nissan Auto Lease Trust
1.220% due 08/15/2018	2,459	2,458
1.539% due 08/15/2018	1,844	1,846
SLM Student Loan Trust
1.246% due 10/25/2024	1,877	1,875
1.326% due 07/25/2023	2,629	2,629
1.666% due 06/25/2043	1,206	1,203
SMB Private Education Loan Trust
1.759% due 07/17/2023	236	236

Total Asset-Backed Securities (Cost $14,171)		14,231

SOVEREIGN ISSUES 8.8%
Japan Bank for International Cooperation
1.542% due 11/13/2018 †	9,000	8,987
Japan Finance Organization for Municipalities
2.500% due 09/12/2018	1,000	1,006
Korea Development Bank
2.250% due 08/07/2017	1,500	1,501
3.500% due 08/22/2017	1,500	1,503
Korea Expressway Corp.
1.875% due 10/22/2017	1,200	1,201
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,421
Korea Land & Housing Corp.
1.875% due 08/02/2017	1,500	1,500
Province of Quebec
1.436% due 07/21/2019 †	9,600	9,608

Total Sovereign Issues (Cost $27,764)		27,727

SHORT-TERM INSTRUMENTS 13.6%
CERTIFICATES OF DEPOSIT 0.8%
Mizuho Bank Ltd.
1.928% due 12/12/2017	2,600	2,606

REPURCHASE AGREEMENTS (e) 6.8%		21,532

SHORT-TERM NOTES 0.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	900	902

ARGENTINA TREASURY BILLS 1.4%
2.425% due 09/29/2017 (b)(c)	4,500	4,470

MEXICO TREASURY BILLS 1.7%
7.057% due 08/31/2017 (b)(c)	MXN	100,000	5,444

U.S. TREASURY BILLS 2.6%
0.947% due 08/31/2017 (a)(b)(h)		$8,112	8,100

Total Short-Term Instruments (Cost $43,124)			43,054

Total Investments in Securities (Cost $258,189)			259,232

	SHARES
INVESTMENTS IN AFFILIATES 12.8%
SHORT-TERM INSTRUMENTS 12.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.8%
PIMCO Short-Term Floating NAV Portfolio III		4,067,914	40,215

Total Short-Term Instruments (Cost $40,214)			40,215

Total Investments in Affiliates (Cost $40,214)			40,215

Total Investments 95.1% (Cost $298,403)			$299,447
Financial Derivative Instruments (f)(g) (1.8)% (Cost or Premiums, net $11)			(5,787)
Other Assets and Liabilities, net 6.7%			21,258

Net Assets 100.0%			$314,918

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.330	% †	06/30/2017	07/03/2017	$20,000	U.S. Treasury Bonds 3.625% due 02/15/2044	$(20,574)	$20,000	$20,002
SSB	0.050	†	06/30/2017	07/03/2017	1,532	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(1,569)	1,532	1,532

Total Repurchase Agreements							$(22,143)	$21,532	$21,534

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	1,499		$367,367	$313	$0	$(150)
Australia Government 10-Year Bond September Futures	09/2017	706	AUD	70,140	(1,071)	0	(807)
CAC 40 Index July Futures	07/2017	325	EUR	18,992	(439)	0	(488)
Copper December Futures †	12/2017	31		$2,113	33	11	0
DAX Index September Futures	09/2017	68	EUR	23,921	(1,090)	0	(626)
E-mini NASDAQ 100 Index September Futures	09/2017	34		$3,844	(45)	0	0
E-mini S&P 500 Index September Futures	09/2017	237		28,688	(103)	11	0
Euro-BTP Italy Government Bond September Futures	09/2017	190	EUR	29,327	29	0	(389)
Euro-OAT France Government 10-Year Bond September Futures	09/2017	186		31,543	(327)	0	(276)
FTSE 100 Index September Futures	09/2017	268	GBP	25,280	(676)	0	(305)
FTSE/MIB Index September Futures	09/2017	82	EUR	9,599	(255)	0	(227)
Hang Seng China Enterprises Index July Futures	07/2017	177	HKD	11,556	(145)	63	(76)
Lean Hogs August Futures †	08/2017	92		$3,082	156	110	0
Nikkei 225 Index September Futures	09/2017	188	JPY	16,715	(39)	54	(190)
Russell 2000 Mini Index September Futures	09/2017	117		$8,274	(22)	0	(22)
SPI 200 Index September Futures	09/2017	62	AUD	6,730	25	142	(164)
Zinc October Futures †	10/2017	76		$5,243	47	0	0

					$(3,609)	$391	$(3,720)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures †	09/2017	7		$(336)	$(9)	$0	$0
Arabica Coffee December Futures †	12/2017	58		(2,810)	67	14	0
Arabica Coffee September Futures †	09/2017	67		(3,158)	191	16	0
Brent Crude November Futures †	09/2017	65		(3,206)	(162)	0	(71)
Brent Crude October Futures †	10/2017	27		(1,324)	(3)	0	(30)
Copper September Futures †	09/2017	3		(203)	(15)	0	(1)
Corn December Futures †	12/2017	159		(3,116)	(119)	0	(95)
Euro STOXX 50 September Futures	09/2017	29	EUR	(1,136)	33	109	0
Gold 100 oz. December Futures †	12/2017	38		$(4,748)	9	14	0
Natural Gas October Futures †	10/2017	40		(1,223)	22	3	0
New York Harbor ULSD October Futures †	09/2017	99		(6,233)	(200)	0	(135)
Nickel August Futures †	08/2017	45		(2,530)	(55)	0	0
Nickel September Futures †	09/2017	27		(1,521)	(92)	0	0
OMX Stockholm 30 Index July Futures	07/2017	55	SEK	(1,046)	31	16	0
RBOB Gasoline October Futures †	10/2017	164		$(9,698)	(437)	0	(247)
S&P/Toronto Stock Exchange 60 September Futures	09/2017	106	CAD	(14,537)	75	191	0
Silver December Futures †	12/2017	33		$(2,761)	(31)	4	0
Silver September Futures †	09/2017	85		(7,066)	279	11	0
Soybean November Futures †	11/2017	245		(11,696)	(123)	0	(368)
Sugar No. 11 October Futures †	09/2017	410		(6,342)	427	0	(142)
Volatility S&P 500 Index August Futures	08/2017	154		(1,952)	(20)	0	(8)
Volatility S&P 500 Index July Futures	07/2017	353		(4,351)	(5)	0	(106)
VSTOXX Mini August Futures	08/2017	376	EUR	(747)	16	0	(47)
VSTOXX Mini July Futures	07/2017	1,396		(2,679)	(180)	0	(255)
WTI Crude October Futures †	10/2017	73		$(3,395)	(70)	0	(78)

					$(371)	$378	$(1,583)

Total Futures Contracts					$(3,980)	$769	$(5,303)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/21/2022		$68,600	$(2,285)	$(28)	$(2,313)	$0	$(127)
Receive	3-Month USD-LIBOR	1.500	06/21/2027		42,100	(3,003)	(21)	(3,024)	0	(124)
Receive	3-Month USD-LIBOR	1.750	06/21/2047		17,600	(2,710)	(417)	(3,127)	0	(68)
Receive (1)	6-Month EUR-EURIBOR	1.000	09/20/2027	EUR	10,200	202	(143)	59	0	(111)
Receive (1)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	12,100	184	15	199	0	(156)

						$(7,612)	$(594)	$(8,206)	$0	$(586)

Total Swap Agreements						$(7,612)	$(594)	$(8,206)	$0	$(586)

Cash of $24,976 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	This instrument has a forward starting effective date.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2017	NZD	29,900		$20,802	$0	$(1,095)
	08/2017		$2,458	EUR	2,250	116	0
	08/2017		7,335	NZD	10,200	135	0
	09/2017	AUD	2,080		$1,566	0	(32)
	09/2017	CAD	4,150		3,073	0	(131)
	09/2017	CHF	1,560		1,562	0	(72)
	09/2017	GBP	1,910		2,393	0	(100)
	09/2017	NZD	28,690		19,934	0	(1,063)
	09/2017		$3,843	AUD	5,195	147	0
	09/2017		3,096	CHF	3,050	99	0
	09/2017		4,305	JPY	474,000	0	(78)
	09/2017		1,524	NZD	2,180	71	0
BOA	07/2017	GBP	594		$763	0	(10)
	08/2017	CAD	21,900		16,144	0	(754)
	08/2017	EUR	16,125		18,005	0	(446)
	08/2017	GBP	10,063		12,785	0	(336)
	08/2017	NOK	102,000		11,945	0	(281)
	08/2017	RON	6,494		1,600	0	(29)
	08/2017	SEK	62,000		6,913	0	(461)
	08/2017	SGD	20,997		14,900	0	(360)
	08/2017		$36,330	CAD	49,000	1,480	0
	08/2017		9,200	CZK	217,273	322	0
	08/2017		6,600	HUF	1,825,998	163	0
	08/2017		14,500	IDR	194,517,500	38	0
	08/2017		40,699	NOK	342,870	399	0
	08/2017		11,300	PLN	43,883	540	0
	08/2017		3,500	RON	14,209	63	0
	08/2017		7,400	RUB	428,756	0	(182)
	08/2017		33,891	SEK	296,000	1,314	0
	09/2017	EUR	9,525		$10,526	0	(392)
	09/2017		$4,562	CHF	4,500	151	0
	09/2017		18,829	EUR	17,540	1,277	0
	09/2017		1,350	NOK	11,570	38	0
	09/2017		4,897	SEK	43,765	318	0
BPS	07/2017	JPY	41,200		$368	2	0
	07/2017		$758	CAD	1,003	16	0
	07/2017		778	EUR	684	3	0
	08/2017	EUR	684		$779	0	(3)
	08/2017	SEK	77,427		8,884	0	(325)
	08/2017		$368	JPY	41,200	0	(2)
	08/2017		12,473	NZD	17,100	50	0
	09/2017	GBP	1,200		$1,540	0	(26)
CBK	07/2017	EUR	1,528		1,719	0	(26)
	07/2017	NOK	9,345		1,107	0	(12)
	08/2017	HUF	573,455		2,100	0	(24)
	08/2017	ILS	65,681		18,700	0	(154)
	08/2017	PHP	121,261		2,400	5	0
	08/2017		$2,800	CZK	68,031	181	0
	08/2017		17,182	EUR	15,375	411	0
	08/2017		6,000	HUF	1,630,866	40	0
	08/2017		14,351	ILS	51,598	461	0
	08/2017		2,595	MXN	47,500	8	0
	08/2017		12,775	NZD	18,200	554	0
	08/2017		2,400	PHP	119,160	0	(47)
	08/2017		4,600	PLN	17,234	50	0
	08/2017		13,300	SGD	18,435	97	0
	08/2017		4,500	ZAR	59,958	55	0
	09/2017	GBP	1,200		$1,541	0	(25)
	09/2017	NOK	87,418		10,164	0	(321)
	09/2017		$1,543	JPY	171,000	0	(18)
DUB	08/2017		1,700	HUF	466,212	27	0
FBF	07/2017		373	JPY	41,200	0	(7)
	08/2017		8,700	HUF	2,477,934	477	0
GLM	07/2017	CAD	750		$569	0	(10)
	07/2017	GBP	1,550		2,010	0	(9)
	07/2017		$757	EUR	673	12	0
	08/2017	AUD	41,000		$30,655	0	(843)
	08/2017	BRL	18,600		5,609	36	0
	08/2017	CAD	15,500		11,310	0	(651)
	08/2017	CHF	610		609	0	(29)
	08/2017	CLP	3,581,475		5,300	0	(90)
	08/2017	GBP	10,500		13,448	0	(243)
	08/2017	IDR	38,830,622		2,900	0	(2)
	08/2017	INR	188,483		2,900	0	(5)
	08/2017	JPY	6,075,000		54,141	182	(135)
	08/2017	KRW	3,241,146		2,900	68	0
	08/2017	RUB	132,807		2,300	64	0
	08/2017	SEK	216,000		24,142	0	(1,548)
	08/2017		$26,758	AUD	35,400	438	0
	08/2017		7,723	BRL	24,700	0	(323)
	08/2017		23,393	CAD	31,500	913	0
	08/2017		5,300	CLP	3,559,745	57	0
	08/2017		15,752	EUR	14,625	983	0
	08/2017		21,153	GBP	16,375	199	0
	08/2017		2,749	ILS	9,888	89	0
	08/2017		16,527	JPY	1,800,000	0	(499)
	08/2017		5,365	MXN	97,000	0	(51)
	08/2017		17,310	NZD	24,600	705	0
	08/2017		2,500	PEN	8,172	9	0
	08/2017		199	SEK	1,740	8	0
	08/2017		11,300	SGD	15,723	127	0
	09/2017	AUD	8,310		$6,234	0	(148)
	09/2017	CHF	7,493		7,642	0	(207)
	09/2017	EUR	9,525		10,518	0	(401)
	09/2017	GBP	1,200		1,545	0	(21)
	09/2017	JPY	194,248		1,760	28	0
	09/2017		$15,011	CAD	20,530	838	0
	09/2017		13,072	GBP	10,070	72	0
	09/2017		2,885	NOK	24,819	92	0
	09/2017		16,791	NZD	24,330	1,015	0
	09/2017		5,294	SEK	46,440	240	0
HUS	08/2017	CAD	42,800		$31,964	0	(1,062)
	08/2017	EUR	8,625		9,245	0	(624)
	08/2017	GBP	5,875		7,365	0	(295)
	08/2017	JPY	153,900		1,353	0	(18)
	08/2017	MXN	387,000		20,134	0	(1,069)
	08/2017	NOK	146,000		17,000	0	(501)
	08/2017		$2,600	CZK	60,482	51	0
	08/2017		17,088	JPY	1,875,000	0	(392)
	08/2017		1,700	ZAR	21,996	0	(29)
	09/2017	CAD	2,080		$1,533	0	(73)
	09/2017	GBP	3,370		4,372	0	(27)
	09/2017	JPY	428,303		3,884	65	0
IND	07/2017		$1,107	NOK	9,345	12	0
	08/2017	NOK	9,345		$1,108	0	(12)
JPM	07/2017	CAD	238		183	0	(1)
	07/2017	NZD	1,114		788	0	(29)
	07/2017		$191	EUR	171	4	0
	08/2017	AUD	7,900		$5,827	0	(242)
	08/2017	CZK	56,206		2,400	0	(63)
	08/2017	EUR	3,515		4,014	0	(6)
	08/2017		$18,837	CAD	24,800	299	0
	08/2017		2,168	NZD	3,000	29	0
	08/2017		1,600	SGD	2,194	0	(6)
	08/2017		11,600	THB	394,980	27	0
	09/2017	CAD	13,100		$9,604	0	(509)
MSB	08/2017	BRL	6,800		2,108	71	0
	08/2017	KRW	11,933,297		10,500	75	0
	08/2017	NOK	96,000		11,196	0	(311)
	08/2017	PLN	8,199		2,200	0	(12)
	08/2017		$14,575	AUD	19,300	252	0
	08/2017		5,660	BRL	17,925	0	(290)
	08/2017		7,863	EUR	7,000	147	0
	08/2017		1,600	ILS	5,729	44	0
	08/2017		14,500	INR	938,150	0	(40)
	08/2017		15,084	JPY	1,662,500	0	(281)
	08/2017		13,500	KRW	15,114,600	0	(295)
	09/2017	CHF	7,494		$7,648	0	(202)
RBC	07/2017	CAD	93		70	0	(1)
	08/2017		$6,925	SEK	60,000	211	0
	09/2017	CAD	5,340		$3,962	0	(160)
	09/2017	GBP	1,190		1,543	0	(10)
	09/2017	SEK	45,103		5,156	0	(219)
	09/2017		$9,046	CHF	8,997	378	0
SCX	08/2017	KRW	2,969,668		$2,600	6	0
	08/2017	MXN	100,000		5,507	47	0
	08/2017	RUB	217,026		3,600	0	(54)
	08/2017	TWD	82,202		2,700	0	(4)
	08/2017		$10,175	AUD	13,500	197	0
	08/2017		2,000	CZK	46,300	29	0
	09/2017	JPY	22,449		$201	1	0
	09/2017		$3,838	AUD	5,195	151	0
	09/2017		3,109	CAD	4,140	87	0
	09/2017		99	EUR	90	4	0
	09/2017		5,937	NOK	51,029	184	0
SOG	08/2017		29,126	MXN	556,525	1,365	0
	08/2017		9,200	RON	37,576	224	0
	08/2017		6,400	TRY	23,322	158	0
	09/2017	SEK	45,102		$5,144	0	(230)
	09/2017		$1,558	EUR	1,420	70	0
SSB	08/2017	EUR	14,500		$15,472	0	(1,120)
	09/2017		$1,527	NZD	2,180	69	0
UAG	07/2017		761	GBP	594	12	0
	08/2017	GBP	594		$762	0	(12)
	09/2017	HKD	10,826		1,391	2	0

Total Forward Foreign Currency Contracts						$19,554	$(20,226)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$0.970	07/24/2017	EUR	8,500	$1	$0
	Put - OTC USD versus JPY	JPY	92.000	07/24/2017		$6,000	1	0
BPS	Put - OTC AUD versus USD		$0.663	08/21/2017	AUD	19,000	1	1
	Put - OTC GBP versus USD		1.185	07/27/2017	GBP	3,900	1	0
	Put - OTC NZD versus USD		0.665	08/03/2017	NZD	11,000	1	1
	Call - OTC GBP versus USD		1.395	07/27/2017	GBP	10,500	1	1
	Call - OTC USD versus CAD	CAD	1.385	07/28/2017		$4,700	0	0
	Call - OTC USD versus CAD		1.460	08/21/2017		19,000	2	0
CBK	Put - OTC EUR versus USD		$1.010	07/20/2017	EUR	7,700	1	0
	Put - OTC USD versus CAD	CAD	1.250	07/18/2017		$7,500	1	2
JPM	Call - OTC AUD versus USD		$0.867	08/14/2017	AUD	20,300	1	0

							$11	$5

Total Purchased Options							$11	$5

(h)	Securities with an aggregate market value of $8,100 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$100,195	$0	$100,195
Industrials	0	43,200	0	43,200
Utilities	0	14,046	0	14,046
U.S. Government Agencies	0	16,608	0	16,608
Non-Agency Mortgage-Backed Securities	0	171	0	171
Asset-Backed Securities	0	14,231	0	14,231
Sovereign Issues	0	27,727	0	27,727
Short-Term Instruments
Certificates of Deposit	0	2,606	0	2,606
Repurchase Agreements	0	21,532	0	21,532
Short-Term Notes	0	902	0	902
Argentina Treasury Bills	0	4,470	0	4,470
Mexico Treasury Bills	0	5,444	0	5,444
U.S. Treasury Bills	0	8,100	0	8,100
	$0	$259,232	$0	$259,232

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$40,215	$0	$0	$40,215

Total Investments	$40,215	$259,232	$0	$299,447

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	769	0	0	769
Over the counter	0	19,559	0	19,559
	$769	$19,559	$0	$20,328

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,303)	(586)	0	(5,889)
Over the counter	0	(20,226)	0	(20,226)

	$(5,303)	$(20,812)	$0	$(26,115)

Total Financial Derivative Instruments	$(4,534)	$(1,253)	$0	$(5,787)

Totals	$35,681	$257,979	$0	$293,660

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CD&R Plumb Buyer LLC
TBD% due 06/25/2018		$1,250	$1,244
CenturyLink, Inc.
1.375% due 01/31/2025		4,300	4,259
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018		3,000	3,012
Petrobras Netherlands BV
TBD% - 3.281% due 05/10/2022		1,000	979

Total Loan Participations and Assignments (Cost $9,499)			9,494

CORPORATE BONDS & NOTES 25.9%
BANKING & FINANCE 20.4%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,400	1,479
AGFC Capital Trust
2.908% due 01/15/2067		6,600	3,927
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,049
4.750% due 09/10/2018		5,000	5,150
6.250% due 12/01/2017		9,000	9,167
Aviation Loan Trust
3.356% due 12/15/2022		6,707	6,274
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (h)	EUR	3,600	4,222
9.000% due 05/09/2018 (h)		$3,000	3,142
Bank of America Corp.
0.509% due 03/28/2018		1,000	1,145
2.000% due 01/11/2018		2,200	2,204
4.125% due 01/22/2024		11,000	11,619
4.382% due 10/21/2025	MXN	119,000	7,934
5.650% due 05/01/2018		$36,300	37,448
5.750% due 12/01/2017		14,275	14,518
6.000% due 09/01/2017		1,610	1,621
6.400% due 08/28/2017		7,150	7,201
6.500% due 07/15/2018		300	314
6.875% due 04/25/2018		62,300	64,844
6.875% due 11/15/2018		300	319
Barclays Bank PLC
7.700% due 04/25/2018 (h)		2,259	2,340
10.000% due 05/21/2021	GBP	25,675	42,930
14.000% due 06/15/2019 (h)		27,431	43,508
Barclays PLC
7.000% due 09/15/2019 (h)		200	267
8.250% due 12/15/2018 (h)		$1,200	1,275
Bear Stearns Cos. LLC
6.400% due 10/02/2017		26,200	26,503
Blackstone CQP Holdco LP
6.500% due 03/20/2021		3,400	3,419
BNP Paribas S.A.
7.375% due 08/19/2025 (h)		2,000	2,228
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,000	2,013
6.875% due 03/19/2020	EUR	4,000	5,372
11.000% due 06/30/2019 (h)		$200	233
Corp. Andina de Fomento
3.950% due 10/15/2021 (g)	MXN	264,277	14,441
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$14,975	15,157
Deutsche Bank AG
4.250% due 10/14/2021		20,050	21,014
Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		5,020	5,234
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,926	4,078
Exela Intermediate LLC
10.000% due 07/15/2023 (b)		1,300	1,287
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		14,500	14,580
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		300	310

HBOS PLC
5.374% due 06/30/2021	EUR	1,100	1,477
HSBC Bank USA N.A.
6.000% due 08/09/2017		$12,100	12,150
HSBC Holdings PLC
3.400% due 03/08/2021		400	411
4.300% due 03/08/2026		400	426
6.000% due 05/22/2027 (h)		2,100	2,177
International Lease Finance Corp.
7.125% due 09/01/2018		5,300	5,611
JPMorgan Chase & Co.
2.250% due 01/23/2020		18,005	18,066
3.220% due 03/01/2025		8,000	8,009
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		22,300	22,530
Lloyds Bank PLC
12.000% due 12/16/2024 (h)		16,250	22,158
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	2,500	3,611
Morgan Stanley
5.950% due 12/28/2017		$700	714
6.625% due 04/01/2018		3,500	3,625
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,494
Nationwide Building Society
3.900% due 07/21/2025		2,800	2,932
Navient Corp.
5.500% due 01/15/2019		7,186	7,500
5.875% due 03/25/2021		6,504	6,894
Novo Banco S.A.
5.000% due 04/23/2019	EUR	100	94
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$600	640
QBE Insurance Group Ltd.
7.500% due 11/24/2043		17,650	20,518
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	197
6.400% due 10/21/2019		42,650	46,389
6.666% due 10/05/2017 (h)	CAD	5,300	4,589
6.990% due 10/05/2017 (h)		$20,945	23,825
7.387% due 12/18/2017 (h)	GBP	939	1,241
7.648% due 09/30/2031 (h)		$2,125	2,630
8.000% due 08/10/2025 (h)		900	979
Santander UK PLC
2.500% due 03/14/2019		24,500	24,705
Springleaf Finance Corp.
6.125% due 05/15/2022		950	1,005
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)	EUR	3,400	4,602
Toronto-Dominion Bank
2.150% due 04/07/2021		$13,300	13,595
UBS AG
7.625% due 08/17/2022		35,100	41,295
Volkswagen Bank GmbH
0.081% due 11/27/2017	EUR	3,400	3,883
Wells Fargo & Co.
2.600% due 07/22/2020		$4,800	4,869
3.584% due 05/22/2028		2,900	2,934
5.900% due 06/15/2024 (h)		1,300	1,394

			728,935

INDUSTRIALS 3.8%
AbbVie, Inc.
2.500% due 05/14/2020		200	202
2.900% due 11/06/2022		500	505
3.600% due 05/14/2025		4,700	4,803
4.500% due 05/14/2035		4,500	4,765
Allergan Funding SCS
2.308% due 03/12/2018		6,300	6,335
Altice Financing S.A.
6.625% due 02/15/2023		700	744
Broadcom Corp.
3.000% due 01/15/2022		5,400	5,453
3.625% due 01/15/2024		500	512
Charter Communications Operating LLC
3.579% due 07/23/2020		900	931
4.464% due 07/23/2022		5,500	5,866
4.908% due 07/23/2025		10,200	11,038
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		1,800	1,926
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		84	91
CVS Health Corp.
3.500% due 07/20/2022		500	519
5.125% due 07/20/2045		1,700	1,959

Dell International LLC
3.480% due 06/01/2019		2,950	3,020
4.420% due 06/15/2021		4,250	4,484
6.020% due 06/15/2026		2,250	2,483
DISH DBS Corp.
4.625% due 07/15/2017		300	300
Enterprise Products Operating LLC
5.200% due 09/01/2020		3,275	3,557
HCA, Inc.
3.750% due 03/15/2019		15,550	15,900
Imperial Brands Finance PLC
2.050% due 02/11/2018		4,300	4,306
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		5,534	6,105
Kraft Heinz Foods Co.
5.000% due 07/15/2035		200	217
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,200	1,205
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,639
4.800% due 05/20/2045		1,900	2,093
QVC, Inc.
3.125% due 04/01/2019		3,500	3,540
Reynolds American, Inc.
4.000% due 06/12/2022		800	849
Safeway, Inc.
7.250% due 02/01/2031		1,000	945
SFR Group S.A.
7.375% due 05/01/2026		8,300	9,037
Universal Health Services, Inc.
3.750% due 08/01/2019		12,200	12,490
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		7,300	7,315
2.700% due 04/01/2020		3,300	3,332
3.150% due 04/01/2022		3,400	3,455
3.550% due 04/01/2025		1,500	1,518

			133,439

UTILITIES 1.7%
AES Corp.
4.202% due 06/01/2019		11,397	11,425
AT&T, Inc.
3.800% due 03/15/2022		100	104
Petrobras Global Finance BV
4.375% due 05/20/2023		50	47
6.625% due 01/16/2034	GBP	1,200	1,523
6.850% due 06/05/2115		$200	178
8.375% due 05/23/2021		22,450	25,186
Sprint Capital Corp.
6.900% due 05/01/2019		250	268
Transocean Proteus Ltd.
6.250% due 12/01/2024		2,423	2,483
Verizon Communications, Inc.
2.250% due 03/16/2022		2,250	2,278
3.125% due 03/16/2022		7,300	7,403
3.500% due 11/01/2021		250	259
4.125% due 03/16/2027		7,400	7,659
5.150% due 09/15/2023		1,300	1,446

			60,259

Total Corporate Bonds & Notes (Cost $906,647)			922,633

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2017
1.831% due 04/01/2047		3,030	3,030
2.193% due 04/01/2047		2,255	2,267
California State General Obligation Notes, Series 2010
6.200% due 03/01/2019		15,000	16,109

			21,406

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		3,200	3,265
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		1,100	1,178

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	250	234

		4,677

WASHINGTON 0.8%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,431
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	8,500	8,656
2.953% due 07/01/2022	15,000	15,295

		28,382

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	34,905	1,876
7.467% due 06/01/2047	5,320	5,218

		7,094

Total Municipal Bonds & Notes (Cost $58,464)		61,559

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae
1.120% due 12/25/2036	77	75
1.336% due 03/25/2034	80	79
1.346% due 03/25/2036	41	39
1.366% due 08/25/2034	24	23
1.516% due 12/25/2028	3	3
1.566% due 03/25/2037 - 05/25/2042	176	175
1.659% due 10/18/2030	3	3
1.759% due 04/18/2032	38	39
1.892% due 08/01/2042 - 10/01/2044	279	283
2.116% due 04/25/2032	2	2
2.375% due 11/25/2023	24	24
2.649% due 08/01/2029	11	12
2.780% due 09/01/2039	22	23
2.815% due 09/01/2031 - 01/01/2036	183	194
2.875% due 09/01/2035	388	408
2.887% due 12/01/2034	44	46
2.951% due 11/01/2034 - 05/01/2036	403	426
3.002% due 09/01/2034	19	20
3.031% due 05/01/2036	9	10
3.079% due 12/01/2034	30	32
3.129% due 05/25/2035	25	27
3.260% due 02/01/2036	72	76
3.269% due 03/01/2036	288	303
3.317% due 12/01/2035	2	2
3.500% due 10/01/2040 - 09/01/2046	25,588	26,303
4.219% due 08/01/2028	3	3
4.295% due 12/01/2036	26	27
4.750% due 03/01/2027	1	1
5.000% due 01/25/2035	21	22
5.610% due 01/25/2032	50	54
5.750% due 02/25/2033 - 08/25/2033	237	257
6.000% due 01/25/2033 - 07/25/2044	222	254
6.473% due 10/25/2031	2	2
6.500% due 06/01/2036 - 10/01/2038	3,321	3,845
6.589% due 10/25/2031	114	121
7.500% due 12/25/2019 - 06/25/2032	112	120
9.000% due 12/25/2019	11	12
Fannie Mae, TBA
3.000% due 07/01/2047 - 08/01/2047	38,400	38,291
3.500% due 07/01/2047 - 09/01/2047	203,600	208,688
5.500% due 08/01/2047	1,000	1,107
Federal Housing Administration
6.896% due 07/01/2020	181	177
7.430% due 02/01/2023	3	3
7.465% due 11/01/2019	6	6
Freddie Mac
1.359% due 10/15/2020	1	1
1.509% due 12/15/2029	62	62
1.659% due 01/15/2032	10	10
1.689% due 10/25/2021 (a)	35,800	1,946
2.092% due 07/25/2044	2,437	2,469
2.489% due 05/01/2025	1	1
2.617% due 09/01/2035	10	10
2.848% due 12/01/2032	6	6
3.021% due 09/01/2035	6	6
3.029% due 08/01/2035	14	15
3.448% due 03/01/2036	97	102
4.768% due 05/25/2018	49	50
5.000% due 03/15/2021 - 08/15/2038	120	125
5.197% due 07/25/2033	2	3
5.500% due 09/15/2039	134	149

6.000% due 05/15/2035	220	250
6.500% due 10/25/2043	82	97
6.555% due 09/25/2029	83	90
6.654% due 12/25/2030	140	148
6.688% due 11/25/2030	15	14
7.000% due 07/25/2043	49	59
7.500% due 08/15/2030 - 03/25/2044	101	123
Ginnie Mae
1.512% due 05/20/2037	815	813
1.672% due 04/16/2032	9	9
1.722% due 12/16/2025	39	39
2.125% due 06/20/2021 - 07/20/2030	96	100
2.250% due 12/20/2021 - 10/20/2029	46	49
2.375% due 02/20/2024 - 01/20/2027	103	106
5.000% due 03/15/2039 - 05/15/2039	1,324	1,449
5.500% due 10/15/2034 - 03/15/2035	107	121
6.000% due 06/20/2038	36	39
8.000% due 03/20/2030	15	19
8.500% due 04/20/2030 - 07/20/2030	1	2
Ginnie Mae, TBA
4.000% due 07/01/2047	17,000	17,882
Small Business Administration
4.340% due 03/01/2024	63	65
4.760% due 09/01/2025	63	66
5.600% due 09/01/2028	265	290
6.220% due 12/01/2028	221	245
7.190% due 12/01/2019	19	19
7.200% due 10/01/2019	119	123

Total U.S. Government Agencies (Cost $309,729)		308,789

U.S. TREASURY OBLIGATIONS 28.8%
U.S. Treasury Bonds
2.500% due 02/15/2045	20	19
2.500% due 05/15/2046	600	559
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2026 (m)	7,089	6,841
0.375% due 07/15/2023 (m)	204,903	206,324
0.625% due 01/15/2026	4,022	4,049
1.750% due 01/15/2028	26,029	29,032
2.000% due 01/15/2026 (m)	6,899	7,735
U.S. Treasury Notes
1.250% due 07/31/2023 (m)(o)	48,800	46,588
1.375% due 06/30/2023 (m)	6,402	6,164
1.625% due 02/15/2026 (m)(o)	8,910	8,468
2.000% due 05/31/2021 (m)	38,300	38,693
2.000% due 07/31/2022 (m)	90,600	91,007
2.000% due 04/30/2024 (k)	184,400	182,992
2.000% due 05/31/2024 (k)	256,000	253,905
2.000% due 02/15/2025 (m)(o)	2,400	2,367
2.125% due 09/30/2021 (m)	94,100	95,390
2.125% due 05/15/2025 (k)(m)(o)	1,485	1,476
2.250% due 12/31/2023 (m)(o)	31,200	31,508
2.250% due 01/31/2024 (m)(o)	9,520	9,608
2.375% due 08/15/2024 (m)(o)	4,600	4,670

Total U.S. Treasury Obligations (Cost $1,029,562)		1,027,395

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.1%
Adjustable Rate Mortgage Trust
1.476% due 03/25/2036	446	320
3.470% due 10/25/2035 ^	1,557	1,420
3.598% due 09/25/2035	16	15
Ally Financial, Inc.
2.500% due 12/15/2017 (i)	30,000	29,910
American Home Mortgage Assets Trust
1.406% due 05/25/2046 ^	706	561
1.652% due 11/25/2046	11,685	6,274
1.702% due 10/25/2046	319	286
American Home Mortgage Investment Trust
2.914% due 09/25/2045	376	375
3.277% due 10/25/2034	22	22
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	816	766
Banc of America Funding Trust
1.402% due 10/20/2036	710	617
1.426% due 04/25/2037 ^	618	457
1.492% due 06/20/2047	2,000	1,643
1.616% due 05/25/2037 ^	399	343
3.135% due 06/20/2037 ^	231	218
3.388% due 10/20/2046 ^	2,843	2,299
5.500% due 09/25/2034	1,920	1,893
5.806% due 03/25/2037 ^	20	18
5.878% due 10/25/2036 ^	598	520
6.000% due 08/25/2037 ^	1,731	1,658

Banc of America Mortgage Trust
3.590% due 02/25/2034	104	103
3.698% due 05/25/2034	319	322
6.500% due 10/25/2031	4	5
BCAP LLC Trust
0.000% due 02/26/2036	1,999	795
1.532% due 11/26/2046	4,742	4,620
2.763% due 04/26/2037	2,698	2,682
3.047% due 10/26/2036	369	258
4.000% due 04/26/2037	323	324
5.250% due 02/26/2036	3,116	2,630
5.250% due 06/26/2037	1,374	1,359
12.198% due 04/26/2037	1,562	436
12.639% due 06/26/2036	3,372	1,623
Bear Stearns Adjustable Rate Mortgage Trust
3.111% due 11/25/2034	219	213
3.210% due 08/25/2035	166	152
3.224% due 08/25/2035	331	299
3.282% due 10/25/2034	83	79
3.283% due 05/25/2034	18	17
3.305% due 04/25/2034	80	80
3.432% due 01/25/2034	418	422
3.623% due 11/25/2034	6	6
3.630% due 02/25/2033	11	10
3.667% due 05/25/2034	45	44
Bear Stearns ALT-A Trust
1.416% due 02/25/2034	144	123
1.536% due 08/25/2036 ^	2,454	2,290
1.556% due 08/25/2036	1,054	932
1.656% due 04/25/2036	3,509	3,387
1.896% due 09/25/2034	30	31
1.916% due 09/25/2034	696	690
3.081% due 03/25/2036	2,054	1,448
3.196% due 03/25/2036	581	478
3.200% due 01/25/2036 ^	2,017	1,932
3.365% due 08/25/2036 ^	22	17
3.392% due 11/25/2036 ^	779	717
3.393% due 11/25/2035 ^	192	161
3.475% due 05/25/2035	3,802	3,826
Bear Stearns Asset-Backed Securities Trust
5.750% due 11/25/2034 ^	1,379	1,335
Bear Stearns Mortgage Funding Trust
1.406% due 01/25/2037	3,496	3,014
Chase Mortgage Finance Trust
3.183% due 07/25/2037	84	85
3.445% due 02/25/2037	106	106
ChaseFlex Trust
1.516% due 07/25/2037	922	755
1.676% due 07/25/2037 ^	501	271
4.326% due 08/25/2037 ^	3,304	3,097
6.000% due 02/25/2037 ^	988	751
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.446% due 05/25/2036	1,595	1,457
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	181	180
6.000% due 09/25/2037	407	423
Citigroup Commercial Mortgage Trust
2.690% due 04/10/2046	69	70
Citigroup Global Markets Mortgage Securities, Inc.
1.716% due 05/25/2032	91	90
Citigroup Mortgage Loan Trust, Inc.
2.830% due 09/25/2035	548	535
2.990% due 11/25/2035	2,328	2,319
3.176% due 08/25/2035	1,256	1,261
3.176% due 08/25/2035 ^	140	102
3.353% due 11/25/2036 ^	969	881
3.491% due 02/25/2034	154	153
5.992% due 09/25/2037 ^	3,488	2,835
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	7	7
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	892	824
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	850	720
Countrywide Alternative Loan Trust
1.336% due 06/25/2036	1,641	1,398
1.356% due 04/25/2047	4,796	4,303
1.386% due 01/25/2037 ^	169	159
1.406% due 09/25/2046 ^	183	157
1.416% due 06/25/2037	28	26
1.442% due 07/20/2035	56	54
1.466% due 09/25/2046 ^	892	291
1.496% due 12/25/2035	493	448
1.532% due 11/20/2035	4,003	3,317
1.566% due 05/25/2036 ^	1,736	994
1.566% due 05/25/2037 ^	67	37

1.586% due 02/25/2037 ^		13,778	5,343
1.616% due 05/25/2036		2,755	2,226
1.666% due 09/25/2035 ^		4,494	3,568
1.716% due 12/25/2035 ^		4,795	3,530
1.716% due 05/25/2037 ^		1,619	906
1.916% due 05/25/2036		1,994	1,134
1.926% due 07/25/2036 ^		1,585	837
1.966% due 08/25/2035 ^		139	116
2.016% due 12/25/2035 ^		1,023	897
2.116% due 12/25/2036 ^		6,791	3,787
2.212% due 01/25/2036		1,432	1,358
3.045% due 10/25/2035 ^		647	541
3.574% due 06/25/2047		261	234
5.250% due 06/25/2035 ^		32	30
5.500% due 04/25/2035		702	685
5.500% due 10/25/2035 ^		711	617
5.500% due 11/25/2035 ^		2,996	2,538
5.500% due 12/25/2035 ^		388	342
5.500% due 01/25/2036		615	524
5.500% due 03/25/2036 ^		82	66
5.750% due 07/25/2035 ^		2,985	2,683
6.000% due 04/25/2036 ^		1,132	883
6.000% due 01/25/2037 ^		1,396	1,244
6.000% due 02/25/2037 ^		3,399	2,538
6.000% due 03/25/2037 ^		1,481	1,133
6.000% due 08/25/2037 ^		869	713
6.250% due 11/25/2036 ^		788	705
6.500% due 09/25/2037 ^		1,581	1,133
Countrywide Home Loan Mortgage Pass-Through Trust
1.796% due 04/25/2035		3	3
1.856% due 03/25/2035		220	216
1.876% due 02/25/2035		88	84
1.956% due 02/25/2035		1,629	1,537
1.976% due 09/25/2034		7	7
3.009% due 09/25/2034 ^		41	30
3.123% due 11/25/2034		95	94
3.156% due 07/25/2034		242	244
3.185% due 03/25/2037 ^		187	155
3.240% due 12/25/2033		39	39
3.272% due 06/20/2035		22	22
3.306% due 02/20/2036 ^		1,113	994
3.309% due 02/20/2036 ^		668	601
3.324% due 11/19/2033		35	33
3.328% due 10/19/2032		8	7
3.399% due 08/25/2034		185	178
3.399% due 08/25/2034 ^		12	11
3.691% due 06/25/2033		323	324
5.500% due 03/25/2035		236	239
5.500% due 11/25/2035 ^		135	121
5.500% due 07/25/2037 ^		841	702
5.750% due 07/25/2037 ^		4,274	4,033
6.000% due 02/25/2036 ^		832	673
6.000% due 03/25/2036 ^		8	7
Countrywide Home Loan Reperforming REMIC Trust
1.556% due 06/25/2035		1,739	1,616
1.616% due 11/25/2034		45	39
Credit Suisse Commercial Mortgage Trust
1.241% due 02/27/2036		359	355
Credit Suisse First Boston Mortgage Securities Corp.
0.445% due 05/15/2023 (a)		200,268	1,290
1.590% due 03/25/2032		86	81
2.989% due 07/25/2033		7	7
6.000% due 01/25/2036 ^		1,780	1,289
Credit Suisse First Boston Mortgage-Backed Trust
7.000% due 02/25/2034		252	278
Credit Suisse Mortgage Capital Certificates
2.954% due 07/27/2037		3,822	3,404
3.241% due 08/27/2046		3,834	3,874
3.310% due 02/26/2036		723	710
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		751	644
7.000% due 08/25/2037		1,220	881
Deutsche ALT-A Securities, Inc.
1.316% due 08/25/2037 ^		1,180	994
1.336% due 08/25/2036		3,788	3,256
1.426% due 08/25/2037 ^		401	386
1.516% due 04/25/2037		805	509
Downey Savings & Loan Association Mortgage Loan Trust
1.469% due 08/19/2045		26	23
1.652% due 03/19/2046 ^		1,183	1,090
EMF-NL BV
0.668% due 07/17/2041	EUR	1,200	1,221
EMF-NL Prime BV
0.468% due 04/17/2041		5,726	6,140
Eurosail BV
1.168% due 10/17/2040		3,151	3,641

First Horizon Alternative Mortgage Securities Trust
3.036% due 03/25/2035		$58	49
3.063% due 04/25/2036 ^		884	789
3.161% due 01/25/2036 ^		7,343	5,846
3.217% due 06/25/2036		1,001	823
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		1,642	1,439
First Horizon Mortgage Pass-Through Trust
3.076% due 02/25/2034		466	467
3.142% due 08/25/2035		303	263
First Republic Mortgage Loan Trust
1.509% due 11/15/2031		532	517
GMAC Mortgage Corp. Loan Trust
3.957% due 06/25/2034		7	7
GreenPoint Mortgage Funding Trust
1.486% due 11/25/2045		116	103
1.656% due 06/25/2045		16	15
Greenpoint Mortgage Pass-Through Certificates
3.718% due 10/25/2033		55	55
Grifonas Finance PLC
0.042% due 08/28/2039	EUR	849	832
GS Mortgage Securities Trust
3.135% due 06/10/2046		$310	317
GSMPS Mortgage Loan Trust
1.566% due 03/25/2035		69	62
GSR Mortgage Loan Trust
2.560% due 03/25/2033		19	19
3.217% due 06/25/2034		295	291
5.750% due 03/25/2036 ^		511	506
5.750% due 01/25/2037		1,115	1,054
6.000% due 02/25/2036 ^		2,921	2,365
6.000% due 03/25/2037 ^		1,887	1,807
6.000% due 05/25/2037 ^		726	718
6.500% due 09/25/2036 ^		557	445
HarborView Mortgage Loan Trust
1.389% due 11/19/2036		234	221
1.389% due 07/19/2046 ^		258	155
1.389% due 11/19/2046 ^		70	53
1.449% due 06/19/2035		91	89
1.459% due 01/19/2036		2,000	1,592
1.489% due 02/19/2036		1,473	1,221
1.519% due 11/19/2035		1,498	1,399
1.959% due 10/19/2035		891	733
2.029% due 11/19/2034		1,110	956
2.495% due 06/19/2045 ^		3,728	2,339
3.274% due 04/19/2034		11	11
HomeBanc Mortgage Trust
3.242% due 04/25/2037 ^		13,985	11,446
Impac CMB Trust
1.876% due 03/25/2035		190	178
Impac Secured Assets Trust
1.566% due 05/25/2036		315	301
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051		397	440
IndyMac Mortgage Loan Trust
1.376% due 04/25/2037		756	664
1.406% due 09/25/2046		41	37
1.416% due 11/25/2046		669	600
1.466% due 02/25/2037		2,700	1,906
3.079% due 12/25/2034		753	721
3.171% due 01/25/2036 ^		627	531
3.231% due 01/25/2036		1,683	1,678
3.290% due 10/25/2034		1,877	1,877
3.378% due 06/25/2037 ^		1,061	923
3.497% due 12/25/2036 ^		64	60
3.636% due 06/25/2036		1,272	1,151
JPMorgan Alternative Loan Trust
1.356% due 03/25/2037		1,178	914
1.544% due 06/27/2037		688	582
3.433% due 05/25/2037 ^		2,033	1,750
5.500% due 11/25/2036 ^		1	1
5.652% due 05/26/2037		7,620	6,424
6.310% due 08/25/2036 ^		2,710	2,512
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046		264	267
2.665% due 01/15/2046		264	266
3.414% due 01/15/2046		57	59
5.115% due 07/15/2041		3	3
5.716% due 02/15/2051		106	107
JPMorgan Mortgage Trust
2.980% due 11/25/2033		13	13
3.075% due 11/25/2035		681	653
3.260% due 04/25/2036 ^		453	420
3.422% due 04/25/2037 ^		82	75
3.538% due 05/25/2034		204	204
3.576% due 07/25/2035		54	54

5.750% due 01/25/2036 ^		1,463	1,247
6.000% due 08/25/2037 ^		20	17
6.250% due 07/25/2036 ^		2,044	1,678
6.500% due 01/25/2036 ^		778	689
6.500% due 08/25/2036 ^		2,810	2,472
JPMorgan Resecuritization Trust
3.197% due 06/27/2037		94	91
3.203% due 05/27/2037		2,079	2,041
Lehman XS Trust
1.416% due 08/25/2046		3,722	3,097
1.446% due 04/25/2046 ^		3,803	3,553
LMREC, Inc.
2.966% due 02/22/2032		15,000	14,893
MASTR Adjustable Rate Mortgages Trust
1.426% due 05/25/2047 ^		450	432
1.516% due 05/25/2047 ^		621	442
3.190% due 11/21/2034		81	83
3.396% due 05/25/2034		187	185
MASTR Seasoned Securitization Trust
3.567% due 10/25/2032		23	23
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.859% due 11/15/2031		130	123
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.599% due 12/15/2030		271	264
Merrill Lynch Alternative Note Asset Trust
1.194% due 02/25/2037		627	601
Merrill Lynch Mortgage Investors Trust
0.743% due 11/25/2029 (a)		2,901	58
1.466% due 11/25/2035		2	2
1.596% due 08/25/2035		2,306	2,251
1.876% due 06/25/2028		3	3
2.051% due 10/25/2035		499	478
3.010% due 02/25/2036		1,245	1,242
3.083% due 02/25/2033		37	36
3.231% due 03/25/2036 ^		1,537	1,129
3.878% due 05/25/2033		6	6
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.076% due 08/12/2049		15	15
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		128	129
2.657% due 05/15/2046		130	132
2.825% due 08/15/2045		138	140
3.912% due 07/15/2046		44	46
Morgan Stanley Mortgage Loan Trust
1.476% due 03/25/2036		688	549
3.034% due 06/25/2036		7,866	7,690
3.110% due 06/25/2036		53	52
3.174% due 07/25/2035		332	308
3.213% due 08/25/2034		355	335
3.237% due 07/25/2035 ^		218	197
3.602% due 08/25/2034		35	35
Mortgages PLC
0.785% due 10/31/2038	GBP	1,697	2,170
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		$931	915
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.636% due 04/25/2047		8,541	6,328
3.121% due 10/25/2035		990	927
3.794% due 08/25/2035		622	615
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.596% due 12/25/2035		6,147	5,793
5.675% due 12/25/2035		283	285
Prime Mortgage Trust
1.616% due 02/25/2034		4	4
5.500% due 06/25/2036 ^		240	256
RBSGC Structured Trust
5.500% due 11/25/2035 ^		6,651	6,448
RBSSP Resecuritization Trust
1.231% due 06/27/2036		9,319	6,355
1.231% due 08/27/2037		2,241	2,085
Residential Accredit Loans, Inc. Trust
1.356% due 01/25/2037		2,241	1,893
1.396% due 05/25/2036		2,556	2,226
1.401% due 12/25/2036		168	154
1.466% due 02/25/2036 ^		382	293
1.466% due 08/25/2037		153	134
1.616% due 11/25/2036 ^		541	368
1.616% due 10/25/2045		351	310
1.896% due 12/25/2033		156	149
3.670% due 03/25/2035 ^		847	743
3.777% due 02/25/2035 ^		1,295	1,063
4.236% due 12/26/2034 ^		420	333
4.320% due 01/25/2036 ^		3,207	2,693
4.336% due 09/25/2035 ^		689	584
6.000% due 06/25/2036 ^		492	446
6.500% due 09/25/2037 ^		584	516

Residential Asset Securitization Trust
1.566% due 10/25/2018		6	5
1.616% due 01/25/2046 ^		2,181	1,050
1.666% due 02/25/2034		166	153
5.500% due 09/25/2035 ^		146	129
5.500% due 12/25/2035 ^		391	335
5.750% due 02/25/2036 ^		1,322	1,047
6.000% due 07/25/2036		608	540
6.000% due 07/25/2037 ^		1,753	1,344
Residential Funding Mortgage Securities, Inc. Trust
3.667% due 09/25/2036 ^		52	37
3.920% due 02/25/2036 ^		827	758
6.000% due 10/25/2036 ^		955	919
6.500% due 03/25/2032		29	30
RMAC Securities PLC
0.439% due 06/12/2044	GBP	998	1,243
Royal Bank of Scotland Capital Funding Trust
6.335% due 12/16/2049		$1,318	1,317
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		35	30
Sequoia Mortgage Trust
1.730% due 11/22/2024		78	78
3.502% due 09/20/2046 ^		145	120
Sovereign Commercial Mortgage Securities Trust
6.157% due 07/22/2030		183	183
STRIPs Ltd.
5.000% due 03/24/2018		239	21
Structured Adjustable Rate Mortgage Loan Trust
1.436% due 06/25/2037		3,938	3,654
1.536% due 10/25/2035		6,803	6,276
2.132% due 01/25/2035		29	27
3.165% due 09/25/2036 ^		624	469
3.291% due 01/25/2035		232	214
3.329% due 03/25/2034		25	25
3.357% due 10/25/2036 ^		754	614
3.442% due 04/25/2036 ^		829	665
Structured Asset Mortgage Investments Trust
1.336% due 08/25/2036		378	335
1.396% due 07/25/2046		4,621	4,078
1.426% due 05/25/2036		294	232
1.426% due 08/25/2036 ^		1,863	1,629
1.459% due 07/19/2035		481	471
1.496% due 02/25/2036 ^		589	541
1.516% due 08/25/2036 ^		832	548
1.676% due 05/25/2045		87	79
1.789% due 07/19/2034		15	14
1.869% due 09/19/2032		4	4
1.909% due 03/19/2034		5	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032		5	5
3.184% due 10/25/2031		21	21
3.209% due 01/25/2032		103	102
3.324% due 03/25/2033		77	76
5.240% due 12/25/2034		2	2
Structured Asset Securities Corp. Trust
1.566% due 02/25/2035		34	33
Thornburg Mortgage Securities Trust
1.346% due 06/25/2037		33,085	31,804
2.839% due 10/25/2043		203	199
TIAA Seasoned Commercial Mortgage Trust
5.475% due 08/15/2039		254	256
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		86	88
3.244% due 04/10/2046		40	41
UBS-Citigroup Commercial Mortgage Trust
2.427% due 01/10/2045 (a)		24,810	1,916
Wachovia Mortgage Loan Trust LLC
3.249% due 10/20/2035		2,176	1,935
3.388% due 03/20/2037 ^		614	598
3.534% due 05/20/2036 ^		1,159	1,045
WaMu Mortgage Pass-Through Certificates Trust
1.462% due 01/25/2047		241	227
1.482% due 06/25/2047 ^		200	68
1.486% due 12/25/2045		11	11
1.502% due 12/25/2046		493	477
1.506% due 12/25/2045		863	831
1.712% due 06/25/2046		1,354	1,307
1.932% due 11/25/2042		22	20
2.083% due 05/25/2046		196	176
2.083% due 12/25/2046		559	548
2.132% due 06/25/2042		468	452
2.132% due 08/25/2042		209	202
2.313% due 10/25/2036 ^		67	61
2.656% due 05/25/2037		113	97
2.679% due 12/25/2032		4,296	4,322
2.733% due 03/25/2033		95	95

2.845% due 09/25/2033	28	28
2.845% due 07/25/2037 ^	601	500
2.847% due 10/25/2034	391	392
2.878% due 01/25/2036	1,777	1,783
2.908% due 03/25/2037 ^	49,847	46,301
2.932% due 08/25/2035	898	902
2.973% due 06/25/2037 ^	2,544	2,387
3.032% due 10/25/2036 ^	1,452	1,290
3.033% due 03/25/2035	432	425
3.064% due 06/25/2033	156	158
3.137% due 03/25/2034	6	6
Washington Mutual Mortgage Pass-Through Certificates Trust
1.502% due 04/25/2047	6,799	4,925
1.916% due 01/25/2036 ^	5,834	4,364
3.237% due 06/25/2033	75	74
3.257% due 02/25/2033	12	12
5.500% due 11/25/2035	219	191
5.750% due 11/25/2035 ^	1,526	1,416
6.000% due 10/25/2035 ^	746	588
Wells Fargo Alternative Loan Trust
1.566% due 06/25/2037 ^	3,173	2,276
Wells Fargo Mortgage-Backed Securities Trust
2.999% due 12/25/2033	3	3
3.132% due 10/25/2033	433	438
3.162% due 03/25/2035	283	283
3.174% due 04/25/2036	617	607
3.193% due 09/25/2034	694	679
3.194% due 04/25/2036 ^	71	71
3.237% due 04/25/2035	46	46
3.324% due 07/25/2036 ^	2,739	2,748
3.329% due 05/25/2036 ^	503	484
3.360% due 04/25/2036	257	237
5.750% due 03/25/2037 ^	17	17
6.000% due 03/25/2037 ^	1,800	1,787

Total Non-Agency Mortgage-Backed Securities (Cost $456,471)		503,851

ASSET-BACKED SECURITIES 26.3%
ACE Securities Corp. Home Equity Loan Trust
1.336% due 08/25/2036 ^	3,420	1,225
1.376% due 08/25/2036 ^	1,834	662
1.416% due 12/25/2036	6,170	2,664
1.896% due 09/25/2035	1,222	1,078
1.951% due 08/25/2035	658	660
2.191% due 11/25/2033	313	308
Aegis Asset-Backed Securities Trust
2.216% due 03/25/2035 ^	596	559
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	2,498	2,682
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.341% due 11/25/2034	870	761
5.325% due 11/25/2035	15	16
Amortizing Residential Collateral Trust
1.916% due 10/25/2031	617	605
Argent Securities Trust
1.326% due 09/25/2036	459	202
1.366% due 06/25/2036	4,213	1,783
1.366% due 07/25/2036	2,567	1,131
1.366% due 09/25/2036	1,081	478
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.036% due 02/25/2034	1,314	1,220
Asset-Backed Funding Certificates Trust
1.326% due 01/25/2037	4,291	2,881
1.376% due 01/25/2037	2,062	1,393
1.916% due 06/25/2034	699	690
2.216% due 06/25/2037	67	53
2.266% due 03/25/2034	1,899	1,771
2.341% due 12/25/2032	629	619
Asset-Backed Securities Corp. Home Equity Loan Trust
1.646% due 11/25/2035	587	587
1.666% due 11/25/2035	1,200	1,164
2.311% due 02/25/2035	1,398	1,376
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036	271	269
Bayview Financial Revolving Asset Trust
1.974% due 02/28/2040	163	145
Bear Stearns Asset-Backed Securities Trust
1.376% due 08/25/2036	7,985	8,192
1.386% due 01/25/2037	2,221	2,199
1.416% due 12/25/2036	3,049	2,935
1.616% due 09/25/2046	871	770
1.646% due 11/25/2035 ^	1,381	1,383
1.646% due 12/25/2035	500	481
1.696% due 11/25/2035 ^	1,540	1,486
1.706% due 09/25/2035	2,266	2,237
1.966% due 09/25/2035	1,159	1,147

2.176% due 04/25/2035		2,835	2,847
2.216% due 11/25/2042		7	7
5.500% due 08/25/2036		720	721
6.500% due 10/25/2036 ^		5,183	3,974
Belle Haven ABS CDO Ltd.
1.532% due 11/03/2044		19,170	9,809
1.572% due 11/03/2044		28,741	14,707
Carrington Mortgage Loan Trust
1.366% due 05/25/2036		639	636
1.376% due 10/25/2036		1,603	1,055
1.456% due 06/25/2036		3,400	2,729
1.676% due 06/25/2035		1,178	1,180
2.116% due 05/25/2034		2,109	2,070
Cavendish Square Funding PLC
0.000% due 02/11/2055	EUR	189	216
Centex Home Equity Loan Trust
1.676% due 10/25/2035		$800	801
Citigroup Mortgage Loan Trust, Inc.
1.356% due 08/25/2036		2,179	2,147
1.376% due 09/25/2036		17,099	12,977
1.376% due 12/25/2036		2,757	1,811
1.456% due 10/25/2036		272	271
Citius Funding Ltd.
1.326% due 05/05/2046 ^		453,062	34,485
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		11,512	12,665
Countrywide Asset-Backed Certificates
1.356% due 08/25/2037		9,480	9,076
1.366% due 07/25/2036		8,245	8,525
1.366% due 12/25/2046		3,084	2,989
1.376% due 01/25/2046		537	516
1.386% due 06/25/2047		1,151	1,137
1.406% due 06/25/2047		9,692	9,432
1.496% due 09/25/2036		3,803	3,764
1.506% due 06/25/2036		3,971	3,934
1.516% due 06/25/2036		3,137	3,120
1.526% due 09/25/2037 ^		1,800	929
1.556% due 12/25/2036 ^		360	200
1.566% due 04/25/2036		1,900	1,876
1.696% due 01/25/2036		4,960	4,965
2.071% due 05/25/2036		5,000	4,865
2.086% due 04/25/2035		4,375	4,335
2.716% due 02/25/2035		4,400	4,179
2.821% due 01/25/2034 ^		1,085	1,059
4.132% due 04/25/2036		485	485
4.816% due 07/25/2036		438	446
4.856% due 10/25/2046 ^		2,384	2,249
Countrywide Asset-Backed Certificates Trust
1.366% due 10/25/2046 ^		1,427	1,407
1.676% due 05/25/2036		350	337
1.816% due 07/25/2035		1,322	1,326
1.936% due 07/25/2034		1,434	1,430
5.251% due 12/25/2034		4,131	4,255
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 01/25/2032		7	6
Credit-Based Asset Servicing and Securitization LLC
1.366% due 11/25/2036		1,321	779
1.774% due 04/25/2036		3,039	2,780
3.761% due 01/25/2037 ^		1,563	792
3.907% due 03/25/2037 ^		11,409	6,499
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		201	235
7.790% due 05/25/2030 ^		526	548
Fairbanks Capital Mortgage Loan Trust
2.224% due 05/25/2028		12	12
Fieldstone Mortgage Investment Trust
1.184% due 11/25/2036		2,016	1,231
First Franklin Mortgage Loan Asset-Backed Certificates
2.041% due 05/25/2034		773	752
First Franklin Mortgage Loan Trust
1.356% due 09/25/2036		1,569	1,557
1.706% due 07/25/2035		300	297
2.161% due 03/25/2035		2,900	2,560
2.491% due 07/25/2034		1,033	1,020
Fremont Home Loan Trust
1.346% due 11/25/2036		6,643	2,937
1.366% due 01/25/2037		1,920	1,040
1.456% due 02/25/2037		5,107	2,954
1.466% due 05/25/2036		11,544	7,131
GSAA Home Equity Trust
1.496% due 07/25/2037		31,412	11,535
1.666% due 08/25/2037		1,113	1,047
4.999% due 09/25/2035		199	202
GSAMP Trust
1.266% due 12/25/2046		1,601	1,004
1.294% due 04/25/2036		3,575	2,621

1.316% due 12/25/2046		5,843	3,689
1.366% due 09/25/2036		1,897	887
1.366% due 12/25/2046		3,760	2,390
1.446% due 12/25/2046		723	465
1.456% due 08/25/2036		1,385	1,158
2.086% due 11/25/2034		2,070	1,974
Home Equity Asset Trust
1.706% due 12/25/2035		189	189
Home Equity Loan Trust
1.556% due 04/25/2037		3,000	2,300
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^		232	99
HSI Asset Securitization Corp. Trust
1.326% due 12/25/2036		4,659	1,985
1.386% due 12/25/2036		1,348	577
1.406% due 01/25/2037		2,439	1,789
1.436% due 12/25/2036		9,972	4,309
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.376% due 07/25/2037		3,811	2,397
1.416% due 07/25/2037		5,605	3,551
1.456% due 04/25/2037		2,990	2,001
IXIS Real Estate Capital Trust
1.446% due 01/25/2037		5,008	2,523
JPMorgan Mortgage Acquisition Trust
1.366% due 07/25/2036		2,252	1,136
1.376% due 07/25/2036 ^		1,934	798
6.130% due 07/25/2036 ^		1,539	881
L2L Education Loan Trust
1.330% due 06/15/2031		6,231	5,415
Lehman XS Trust
1.366% due 04/25/2037 ^		40	33
1.386% due 01/25/2037		2,009	1,882
1.476% due 05/25/2046 ^		43,520	32,124
Long Beach Mortgage Loan Trust
1.516% due 02/25/2036		2,572	1,791
1.556% due 01/25/2046		5,000	4,465
3.016% due 07/25/2032 ^		217	218
Malin CLO BV
0.000% due 05/07/2023	EUR	90	102
MASTR Asset-Backed Securities Trust
1.266% due 10/25/2036		$1,150	505
1.266% due 11/25/2036		75	36
1.366% due 08/25/2036		1,215	659
1.456% due 03/25/2036		4,805	3,424
1.456% due 10/25/2036		1,700	1,375
1.716% due 10/25/2035 ^		1,071	976
Meritage Mortgage Loan Trust
1.966% due 11/25/2035		358	358
Merrill Lynch Mortgage Investors Trust
1.326% due 08/25/2037		2,755	1,747
1.366% due 08/25/2037		16,622	10,609
1.666% due 02/25/2047		736	517
1.716% due 06/25/2036		501	494
4.004% due 02/25/2037 ^		1,775	366
Monroe Capital BSL CLO Ltd.
2.752% due 05/22/2027		47,000	47,333
Morgan Stanley ABS Capital, Inc. Trust
1.276% due 12/25/2036		4,856	3,108
1.326% due 03/25/2037		1,933	1,007
1.356% due 11/25/2036		12,642	7,831
1.366% due 09/25/2036		12,175	5,962
1.366% due 10/25/2036		26,872	16,254
1.366% due 11/25/2036		4,290	2,793
1.366% due 12/25/2036		1,074	695
1.376% due 09/25/2036		2,268	1,271
1.396% due 02/25/2037		2,572	1,153
1.416% due 02/25/2037		80	48
1.436% due 11/25/2036		6,836	4,281
1.456% due 06/25/2036		1,549	1,077
1.466% due 08/25/2036		167	102
1.466% due 03/25/2037		20,727	11,004
1.576% due 02/25/2037		4,019	1,855
2.131% due 03/25/2035		1,100	1,034
2.266% due 09/25/2033		1,359	1,333
2.266% due 06/25/2035 ^		4,000	3,442
Morgan Stanley Home Equity Loan Trust
1.316% due 12/25/2036		2,014	1,125
MP CLO Ltd.
2.506% due 10/25/2025		8,500	8,536
National Collegiate Student Loan Trust
1.476% due 02/26/2029		2,302	2,286
Nelnet Student Loan Trust
1.259% due 05/27/2025		348	342
1.266% due 10/25/2033		525	515
1.387% due 03/23/2037		313	306
1.646% due 03/25/2026		580	573
1.824% due 04/25/2046		61	62

New Century Home Equity Loan Trust
4.216% due 01/25/2033 ^		792	744
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.546% due 10/25/2036 ^		5,329	1,873
1.616% due 02/25/2037 ^		568	253
North Carolina State Education Assistance Authority
2.016% due 07/25/2039		1,003	1,006
NovaStar Mortgage Funding Trust
1.366% due 09/25/2036		4,869	2,826
1.386% due 11/25/2036		10,009	4,717
1.426% due 01/25/2037		3,786	1,762
1.466% due 10/25/2036		1,667	1,010
NZCG Funding Ltd.
2.720% due 04/27/2027		40,000	40,049
OCP CLO Ltd.
2.167% due 04/26/2026		10,000	10,001
OFSI Fund Ltd.
2.498% due 10/18/2026		28,988	29,091
OHA Credit Partners Ltd.
2.276% due 04/20/2025		10,305	10,315
Option One Mortgage Loan Trust
1.346% due 07/25/2037		1,417	909
1.396% due 04/25/2037		1,350	873
1.406% due 01/25/2036		385	383
1.436% due 01/25/2037		1,216	819
1.456% due 04/25/2037		1,484	934
1.466% due 03/25/2037		761	407
1.466% due 07/25/2037		1,919	1,249
Ownit Mortgage Loan Trust
1.366% due 05/25/2037		2,814	2,187
3.439% due 10/25/2035		881	570
Panhandle-Plains Higher Education Authority, Inc.
2.278% due 10/01/2035		4,308	4,300
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.686% due 09/25/2035		2,400	2,391
3.016% due 12/25/2034		754	687
People’s Financial Realty Mortgage Securities Trust
1.356% due 09/25/2036		2,848	1,207
RAAC Trust
1.516% due 06/25/2044		774	658
1.556% due 02/25/2036		800	793
1.556% due 08/25/2036		3,510	3,358
Renaissance Home Equity Loan Trust
1.716% due 12/25/2033		21	20
4.219% due 09/25/2037		6,963	5,575
5.612% due 04/25/2037		3,865	2,109
Residential Asset Mortgage Products Trust
1.716% due 09/25/2035		460	457
1.776% due 06/25/2032		6	6
Residential Asset Securities Corp. Trust
1.366% due 07/25/2036		9,881	8,624
1.366% due 08/25/2036		369	369
1.396% due 04/25/2036		962	955
1.486% due 04/25/2036		540	537
1.486% due 07/25/2036		3,000	1,895
1.586% due 03/25/2036		252	247
2.041% due 07/25/2034		622	598
2.056% due 12/25/2034		1,163	1,141
2.251% due 08/25/2035		2,000	1,815
SACO, Inc.
1.616% due 04/25/2035		6	5
Saxon Asset Securities Trust
1.386% due 10/25/2046		2,889	2,493
2.011% due 03/25/2035 ^		1,098	1,079
Securitized Asset-Backed Receivables LLC Trust
1.466% due 03/25/2036		3,483	2,185
1.981% due 02/25/2034		1,960	1,897
SG Mortgage Securities Trust
1.366% due 10/25/2036		5,100	4,046
1.426% due 10/25/2036		2,300	1,536
1.486% due 02/25/2036		7,271	4,520
Sierra Madre Funding Ltd.
1.373% due 09/07/2039		52,516	44,717
1.393% due 09/07/2039		122,454	104,270
SLC Student Loan Trust
1.582% due 05/15/2028		48	48
SLM Private Education Loan Trust
1.850% due 06/17/2030		653	654
2.909% due 06/15/2045		370	375
4.409% due 05/16/2044		1,499	1,554
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	5,409	6,164
1.256% due 04/25/2025		$24	24
1.326% due 07/25/2025		128	111
1.706% due 10/26/2026		458	458

2.356% due 07/27/2026		39	39
2.656% due 04/25/2023		9,112	9,314
2.716% due 06/25/2043		103	97
2.716% due 09/25/2076		104	102
3.016% due 11/25/2070		141	141
Soundview Home Loan Trust
1.326% due 02/25/2037		5,216	2,045
1.496% due 10/25/2036		6,675	6,234
2.041% due 06/25/2035		67	63
2.166% due 09/25/2037		4,080	3,842
Specialty Underwriting & Residential Finance Trust
1.336% due 03/25/2037		1,571	835
1.366% due 09/25/2037		5,703	2,694
Structured Asset Investment Loan Trust
1.936% due 10/25/2035		1,000	873
2.191% due 01/25/2035		1,713	1,468
2.341% due 01/25/2035		606	345
2.596% due 04/25/2033		36	31
2.791% due 01/25/2035		684	117
2.941% due 01/25/2035 ^		925	53
Structured Asset Securities Corp. Mortgage Loan Trust
1.536% due 05/25/2037		1,852	1,806
Structured Asset Securities Corp. Trust
1.676% due 09/25/2035		11,700	9,127
Talon Funding Ltd.
1.590% due 06/05/2035		2,336	1,168
Terwin Mortgage Trust
2.156% due 12/25/2034		84	83
4.230% due 09/25/2036		150	152
4.849% due 08/25/2036		102	103
Tralee CLO Ltd.
2.506% due 07/20/2026		25,900	25,919
Triaxx Prime CDO Ltd.
1.255% due 10/02/2039		18,556	14,318
1.487% due 10/02/2039		15,367	15,009
VOLT LLC
3.125% due 06/25/2047		3,600	3,600
Washington Mutual Asset-Backed Certificates Trust
1.456% due 05/25/2036		2,485	1,884
Wells Fargo Home Equity Asset-Backed Securities Trust
2.266% due 02/25/2035		3,600	3,403

Total Asset-Backed Securities (Cost $854,521)			937,538

SOVEREIGN ISSUES 2.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	600	712
4.950% due 02/11/2020		300	368
Brazil Government International Bond
5.625% due 02/21/2047		$1,750	1,676
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (e)	BRL	10,400	2,949
0.000% due 07/01/2018 (e)		89,300	24,802
Kuwait International Government Bond
3.500% due 03/20/2027		$14,900	15,249
New Zealand Government International Bond
2.000% due 09/20/2025 (g)	NZD	16,808	12,512
3.000% due 09/20/2030 (g)		4,478	3,687
Qatar Government International Bond
4.500% due 01/20/2022		$4,700	4,988
Republic of Greece Government International Bond
3.000% due 02/24/2029	EUR	159	150
3.000% due 02/24/2031		59	54
3.000% due 02/24/2032		559	501
3.000% due 02/24/2033		459	405
3.000% due 02/24/2037		359	301
3.000% due 02/24/2038		359	300
3.000% due 02/24/2039		112	93
3.000% due 02/24/2040		459	382
3.000% due 02/24/2041		459	381
3.000% due 02/24/2042		359	298
3.375% due 07/17/2017		6,000	6,859
4.750% due 04/17/2019 (k)		8,720	10,141
Saudi Government International Bond
2.375% due 10/26/2021		$600	591
3.250% due 10/26/2026		1,600	1,588
4.500% due 10/26/2046		5,100	5,207

Total Sovereign Issues (Cost $93,735)			94,194

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		9,536	3

Total Common Stocks (Cost $506)			3

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049 (h)		3,500	4,590

Total Convertible Preferred Securities (Cost $4,179)			4,590

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.7%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.949% due 11/06/2017		$12,175	12,203
Norinchukin Bank
1.871% due 10/10/2017		3,300	3,307
1.871% due 10/11/2017		2,000	2,004
1.871% due 10/12/2017		6,000	6,012
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		9,175	9,191

			32,717

REPURCHASE AGREEMENTS (j) 0.2%			6,206

ARGENTINA TREASURY BILLS 0.6%
2.906% due 09/29/2017 - 11/24/2017 (d)(e)		20,500	20,343

JAPAN TREASURY BILLS 1.0%
(0.140)% due 08/07/2017 (e)(f)	JPY	4,010,000	35,655

MEXICO TREASURY BILLS 0.0%
6.702% due 08/17/2017 (e)(f)	MXN	15,200	830

U.S. TREASURY BILLS 0.0%
0.899% due 08/31/2017 (e)(f)(k)		$323	323

Total Short-Term Instruments (Cost $96,153)			96,074

Total Investments in Securities (Cost $3,819,466)			3,966,120

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III		3,233,196	31,963

Total Short-Term Instruments (Cost $31,963)			31,963

Total Investments in Affiliates (Cost $31,963)			31,963

Total Investments 112.0% (Cost $3,851,429)			$3,998,083
Financial Derivative Instruments (l)(n) 1.6% (Cost or Premiums, net $(4,251))			58,456
Other Assets and Liabilities, net (13.6)%			(488,238)

Net Assets 100.0%			$3,568,301

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$29,921	$29,910	0.84%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$6,206	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(6,334)	$6,206	$6,206

Total Repurchase Agreements						$(6,334)	$6,206	$6,206

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	1.300%	06/26/2017	07/03/2017			$(22,512)	$(22,518)
MYI	(5.000)	05/09/2017	TBD	(4)	EUR	(572)	(649)
NXN	0.960	06/29/2017	07/13/2017			$(20,075)	(20,077)
	1.310	06/22/2017	07/24/2017			(37,587)	(37,602)

Total Reverse Repurchase Agreements							$(80,846)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (5)
BCY	1.350%	06/28/2017	07/06/2017	$(30,280)	$(30,286)
GSC	1.160	06/02/2017	07/05/2017	(1,801)	(1,802)
	1.160	06/06/2017	07/05/2017	(18,867)	(18,884)
UBS	1.220	06/06/2017	09/06/2017	(43,897)	(43,937)

Total Sale-Buyback Transactions					$(94,909)

(k)	Securities with an aggregate market value of $174,340 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(66,018) at a weighted average interest rate of 0.840%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(101) of deferred price drop.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$126.000	08/25/2017	450	$4	$0

Total Purchased Options				$4	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$124.000	07/21/2017	465	$(86)	$(60)
Call - CBOT U.S. Treasury 10-Year Note August Futures	128.000	07/21/2017	465	(94)	(14)

				$(180)	$(74)

Total Written Options				$(180)	$(74)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	86	AUD	8,544	$(134)	$0	$(98)
U.S. Treasury 10-Year Note September Futures	09/2017	5,507		$691,301	(1,947)	0	(1,549)
U.S. Treasury 30-Year Bond September Futures	09/2017	9		1,383	(28)	0	(5)

					$(2,109)	$0	$(1,652)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	6,441		(1,579,414)	(96)	644	0
Euro-Bund 10-Year Bond September Futures	09/2017	32	EUR	(5,916)	88	58	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	601		(101,921)	633	892	0

					$625	$1,594	$0

Total Futures Contracts					$(1,484)	$1,594	$(1,652)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Kraft Heinz Foods Co.	1.000%	09/20/2018	0.103%	$1,850	$(28)	$7	$(21)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.297%		$36,400	$492	$355	$847	$1	$0
Berkshire Hathaway, Inc.	1.000	03/20/2023	0.633		3,000	(10)	76	66	0	(3)
Caterpillar Financial Services Corp.	1.000	06/20/2019	0.158		2,500	43	0	43	1	0
Citigroup, Inc.	1.000	03/20/2019	0.273		1,000	13	0	13	0	0
MetLife, Inc.	1.000	12/20/2021	0.592		31,300	28	641	669	0	(9)
MetLife, Inc.	1.000	06/20/2022	0.678		28,000	232	322	554	3	0
Volkswagen International Finance NV	1.000	12/20/2017	0.142	EUR	1,100	9	(3)	6	0	0

						$807	$1,391	$2,198	$5	$(12)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021		$490,842	$(29,675)	$(7,972)	$(37,647)	$0	$(1,057)
iTraxx Europe Main 26 5-Year Index	1.000	12/20/2021	EUR	9,300	(126)	(118)	(244)	8	0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		41,500	(611)	(430)	(1,041)	40	0
iTraxx Europe Senior 27 5-Year Index	1.000	06/20/2022		28,700	(173)	(600)	(773)	1	0

					$(30,585)	$(9,120)	$(39,705)	$49	$(1,057)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/15/2018		$300	$0	$1	$1	$0	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		822,750	(6,513)	3,624	(2,889)	159	0
Receive	3-Month USD-LIBOR	1.250	06/21/2019		76,900	778	(244)	534	33	0
Receive	3-Month USD-LIBOR	1.250	06/21/2020		1,363,100	31,119	(11,598)	19,521	1,235	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		532,800	5,693	(1,879)	3,814	0	(545)
Receive	3-Month USD-LIBOR	1.750	12/21/2023		22,400	496	(45)	451	52	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		103,800	(672)	(140)	(812)	285	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		79,300	(138)	(55)	(193)	243	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		375,720	17,251	(1,135)	16,116	1,176	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		217,400	18,880	(3,706)	15,174	661	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047		940	(147)	(20)	(167)	0	(4)
Receive (6)	6-Month EUR-EURIBOR	0.250	09/20/2022	EUR	169,300	(1,582)	779	(803)	0	(783)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		34,500	692	201	893	934	0
Receive	6-Month GBP-LIBOR	2.050	09/23/2019	GBP	80,000	(3,710)	196	(3,514)	66	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		3,300	(114)	(5)	(119)	4	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	12,280,000	(1,032)	217	(815)	190	0
Pay	UKRPI	3.400	06/15/2030	GBP	3,070	5	48	53	0	(35)
Pay	UKRPI	3.300	11/15/2030		31,690	(1,451)	654	(797)	0	(401)

						$59,555	$(13,107)	$46,448	$5,038	$(1,768)

Total Swap Agreements						$29,749	$(20,829)	$8,920	$5,092	$(2,837)

(m)	Securities with an aggregate market value of $108,843 and cash of $1,532 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	DKK	5,035	$	738	$0	$(35)
	07/2017	EUR	55,928		62,863	0	(1,015)
	07/2017	ILS	1,106		306	0	(11)
	07/2017	$	15,465	NZD	21,298	143	0
	08/2017	JPY	170,000	$	1,528	15	0
	08/2017	NZD	21,298		15,457	0	(143)
	08/2017	PEN	3,337		1,016	0	(8)
	08/2017	$	12,154	COP	35,509,059	0	(557)
	08/2017		14,856	MXN	287,483	899	0
	07/2018	BRL	6,500	$	1,917	71	0
BPS	07/2017		483,000		163,143	17,349	0
	07/2017	CAD	5,292		3,932	0	(148)
	07/2017	GBP	79,397		102,200	0	(1,210)
	07/2017	$	138,024	BRL	483,000	7,770	0
	07/2017		1,042	JPY	116,600	0	(5)
	08/2017	JPY	116,600	$	1,043	5	0
	08/2017	$	220	MXN	4,046	2	0
	08/2017		17,780	PEN	58,505	157	0
BRC	09/2017		17,325	RUB	1,024,371	0	(235)
CBK	07/2017	BRL	91,683	$	27,741	66	0
	07/2017	$	27,714	BRL	91,683	0	(39)
	08/2017	JPY	2,530,000	$	22,790	265	0
	08/2017	$	1,759	AUD	2,386	74	0
	08/2017		27,574	BRL	91,683	0	(62)
	08/2017		274	MXN	5,058	4	0
	04/2018	BRL	10,400	$	3,139	142	0
	07/2018		13,000		3,867	176	0
DUB	07/2017		486,000		146,908	208	0
	07/2017	$	139,295	BRL	486,000	7,404	0
	01/2021		2,352		10,311	129	0
FBF	07/2017		61,929	EUR	54,635	473	0
	07/2017		2,703	INR	177,549	40	0
	08/2017	EUR	54,635	$	62,020	0	(470)
GLM	07/2017	BRL	91,683		27,714	39	0
	07/2017	EUR	1,242		1,396	0	(23)
	07/2017	JPY	116,600		1,053	16	0
	07/2017	NOK	2,440		289	0	(3)
	07/2017	NZD	21,298		15,080	0	(527)
	07/2017	$	27,597	BRL	91,683	77	0
	08/2017	MXN	15,200	$	759	0	(73)
	08/2017	NOK	2,440		291	0	(1)
	08/2017	SEK	12,260		1,383	0	(76)
	08/2017	$	212	MXN	3,878	0	0
	08/2017	ZAR	27,846	$	2,064	0	(54)
	10/2017	$	412	RUB	24,146	0	(12)
	07/2018	BRL	16,000	$	4,763	220	0
HUS	09/2017	SGD	37,626		27,263	0	(98)
	10/2017	DKK	5,035		776	0	(1)
	01/2021	BRL	10,311		1,590	0	(891)
JPM	07/2017	$	4,037	CAD	5,292	44	0
	07/2017		2,844	EUR	2,535	51	0
	07/2017		4,770	GBP	3,743	105	0
	08/2017	CAD	5,292	$	4,039	0	(44)
	08/2017	MXN	722,395		38,191	0	(1,399)
	08/2017	$	1,570	EUR	1,375	3	0
	08/2017		1,135	MXN	20,578	0	(8)
	09/2017	KRW	10,103,697	$	8,950	118	0
	07/2018	BRL	27,000		7,954	288	0
MSB	07/2018		26,800		7,879	269	0
RBC	07/2017	$	60,282	GBP	46,424	183	0
	08/2017	GBP	46,424	$	60,335	0	(184)
SOG	09/2017	TWD	814,793		26,861	55	0
UAG	07/2017	BRL	551,000		192,800	26,480	0
	07/2017	$	166,556	BRL	551,000	0	(236)
	07/2017		37,461	GBP	29,230	609	0
	08/2017	GBP	29,230	$	37,494	0	(610)
	08/2017	JPY	1,310,000		11,799	135	0
	08/2017	PEN	55,785		17,044	0	(59)
	09/2017	HKD	12,085		1,553	2	0

Total Forward Foreign Currency Contracts						$64,086	$(8,237)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	02/15/2018	GBP	80,350	$573	$302
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$58,300	2,966	2,050
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	72,750	509	273
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018		36,800	249	164
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		36,100	239	207
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$109,500	5,656	3,850
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		368,300	2,090	1,024
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		51,750	2,488	1,838

								$14,770	$9,708

Total Purchased Options								$14,770	$9,708

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$294,100	$(3,059)	$(2,254)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	07/07/2017	3,900	(8)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.480	07/07/2017	3,900	(14)	0
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	02/15/2018	199,000	(1,152)	(143)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	47,700	(265)	(41)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	549,800	(5,842)	(4,213)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	07/07/2017	48,800	(110)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.480	07/07/2017	48,800	(174)	0
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	46,600	(268)	(41)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	258,600	(2,737)	(2,078)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	79,200	(2,090)	(1,099)

							$(15,719)	$(9,869)

Total Written Options							$(15,719)	$(9,869)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2021	1.040%		$500	$(16)	$15	$0	$(1)
	Colombia Government International Bond	1.000	06/20/2022	1.359		1,500	(24)	(1)	0	(25)
	Italy Government International Bond	1.000	06/20/2019	0.394		4,800	(9)	67	58	0
	Mexico Government International Bond	1.000	12/20/2021	1.000		4,700	(184)	186	2	0
BPS	Colombia Government International Bond	1.000	06/20/2021	1.040		1,100	(35)	34	0	(1)
	Colombia Government International Bond	1.000	12/20/2021	1.218		700	(27)	21	0	(6)
	Colombia Government International Bond	1.000	06/20/2022	1.359		1,550	(25)	(1)	0	(26)
BRC	Colombia Government International Bond	1.000	06/20/2021	1.040		4,600	(148)	143	0	(5)
	Colombia Government International Bond	1.000	06/20/2022	1.359		900	(14)	(1)	0	(15)
	Italy Government International Bond	1.000	12/20/2019	0.519		22,700	(11)	285	274	0
	Mexico Government International Bond	1.000	12/20/2021	1.000		2,100	(81)	82	1	0
CBK	Mexico Government International Bond	1.000	12/20/2018	0.374		300	0	3	3	0
	Shire Acquisitions Investments Ireland DAC	1.000	12/20/2021	1.227	EUR	2,500	(93)	65	0	(28)
DUB	Colombia Government International Bond	1.000	06/20/2021	1.040		$100	(3)	3	0	0
	Italy Government International Bond	1.000	03/20/2019	0.364		10,000	(197)	309	112	0
	Italy Government International Bond	1.000	09/20/2019	0.464		42,800	232	288	520	0
GST	Colombia Government International Bond	1.000	06/20/2021	1.040		2,600	(84)	81	0	(3)
	Springleaf Finance Corp.	5.000	06/20/2022	2.972		200	17	1	18	0
HUS	Brazil Government International Bond	1.000	06/20/2022	2.376		2,200	(142)	5	0	(137)
	Colombia Government International Bond	1.000	06/20/2021	1.040		200	(6)	6	0	0
	Colombia Government International Bond	1.000	12/20/2021	1.218		700	(34)	28	0	(6)
	Colombia Government International Bond	1.000	06/20/2022	1.359		900	(14)	(1)	0	(15)
	Italy Government International Bond	1.000	03/20/2019	0.364		20,700	(438)	671	233	0
JPM	Colombia Government International Bond	1.000	06/20/2021	1.040		1,250	(40)	39	0	(1)
MYC	Brazil Government International Bond	1.000	03/20/2019	0.936		11,800	(417)	434	17	0
	Brazil Government International Bond	1.000	09/20/2019	1.142		11,800	(237)	205	0	(32)
	California State General Obligation Bonds, Series 2003	1.000	09/20/2024	0.954		11,400	81	(43)	38	0
	Italy Government International Bond	1.000	03/20/2019	0.954		9,900	(190)	301	111	0
	Italy Government International Bond	1.000	12/20/2019	0.364		17,000	(8)	213	205	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2019	0.519		3,400	99	(38)	61	0

							$(2,048)	$3,400	$1,653	$(301)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	11/17/2059	$900	$(26)	$6	$0	$(20)
MYC	CMBX.NA.AAA.10 Index	0.500	11/17/2059	18,100	(628)	217	0	(411)
UAG	CMBX.NA.AAA.10 Index	0.500	11/17/2059	12,100	(424)	149	0	(275)

					$(1,078)	$372	$0	$(706)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	UKRPI	3.140%	01/14/2030	GBP	40	$0	$(1)	$0	$(1)

Total Swap Agreements							$(3,126)	$3,771	$1,653	$(1,008)

(o)	Securities with an aggregate market value of $2,940 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,515	$979	$9,494
Corporate Bonds & Notes
Banking & Finance	0	728,935	0	728,935
Industrials	0	133,439	0	133,439
Utilities	0	60,259	0	60,259
Municipal Bonds & Notes
California	0	21,406	0	21,406
Illinois	0	4,677	0	4,677
Washington	0	28,382	0	28,382
West Virginia	0	7,094	0	7,094
U.S. Government Agencies	0	308,603	186	308,789
U.S. Treasury Obligations	0	1,027,395	0	1,027,395
Non-Agency Mortgage-Backed Securities	0	467,496	36,355	503,851
Asset-Backed Securities	0	933,938	3,600	937,538
Sovereign Issues	0	94,194	0	94,194
Common Stocks
Consumer Discretionary	3	0	0	3
Convertible Preferred Securities
Banking & Finance	0	4,590	0	4,590
Short-Term Instruments
Certificates of Deposit	0	32,717	0	32,717
Repurchase Agreements	0	6,206	0	6,206
Argentina Treasury Bills	0	20,343	0	20,343
Japan Treasury Bills	0	35,655	0	35,655
Mexico Treasury Bills	0	830	0	830
U.S. Treasury Bills	0	323	0	323
	$3	$3,924,997	$41,120	$3,966,120

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,963	$0	$0	$31,963

Total Investments	$31,966	$3,924,997	$41,120	$3,998,083

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,594	5,092	0	6,686
Over the counter	0	75,447	0	75,447
	$1,594	$80,539	$0	$82,133

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,652)	(2,911)	0	(4,563)
Over the counter	0	(19,086)	(28)	(19,114)

	$(1,652)	$(21,997)	$(28)	$(23,677)

Total Financial Derivative Instruments	$(58)	$58,542	$(28)	$58,456

Totals	$31,908	$3,983,539	$41,092	$4,056,539

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 06/30/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$7,660	$1,022	$(7,700)	$0	$0	$(3)	$0	$0	$979	$(4)
Corporate Bonds & Notes
Banking & Finance	1,852	0	0	(2)	0	31	0	(1,881)	0	0
U.S. Government Agencies	209	0	(24)	1	0	0	0	0	186	(1)
Non-Agency Mortgage-Backed Securities	36,619	0	(345)	43	39	(1)	0	0	36,355	21
Asset-Backed Securities	0	3,600	0	0	0	0	0	0	3,600	0
Short-Term Instruments
Commercial Paper	1,499	0	(1,500)	1	0	0	0	0	0	0

	$47,839	$4,622	$(9,569)	$43	$39	$27	$0	$(1,881)	$41,120	$16
Financial Derivative Instruments – Liabilities
Over the counter	$(21)	$0	$0	$0	$0	$(7)	$0	$0	$(28)	$(11)

Totals	$47,818	$4,622	$(9,569)	$43	$39	$20	$0	$(1,881)	$41,092	$5

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value (s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$979	Third Party Vendor	Broker Quote	97.938
U.S. Government Agencies	186	Proxy Pricing	Base Price	97.458
Non-Agency Mortgage-Backed Securities	29,931	Proxy Pricing	Base Price	8.600 - 99.853
	6,424	Third Party Vendor	Broker Quote	84.309
Asset-Backed Securities	3,600	Third Party Vendor	Broker Quote	100.000
Financial Derivative Instruments - Liabilities
Over the counter	(28)	Indicative Market Quotation	Broker Quote	(0.997)

Total	$41,092

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Petrobras Netherlands BV
3.257% - 3.281% due 05/10/2022		$100	$98

Total Loan Participations and Assignments (Cost $98)			98

CORPORATE BONDS & NOTES 2.3%
BANKING & FINANCE 0.2%
AGFC Capital Trust
2.908% due 01/15/2067		100	59
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	100	87
Volkswagen Bank GmbH
0.081% due 11/27/2017	EUR	100	114

			260

INDUSTRIALS 1.4%
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057		$1,000	1,063
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	565

			1,628

UTILITIES 0.7%
Petrobras Global Finance BV
5.375% due 01/27/2021		$800	815

Total Corporate Bonds & Notes (Cost $2,482)			2,703

MUNICIPAL BONDS & NOTES 73.5%
ARIZONA 2.0%
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,375

CALIFORNIA 9.8%
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047		1,000	1,121
California State General Obligation Bonds, Series 2017
1.831% due 04/01/2047		1,500	1,500
California State General Obligation Notes, Series 2008
5.000% due 04/01/2018		2,500	2,576
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	517
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (b)		1,000	999
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
0.800% due 07/01/2034		1,500	1,500
Los Angeles Unified School District, California General Obligation Notes, Series 2009
5.000% due 07/01/2019		125	135
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021		1,500	1,611
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021		1,000	1,089
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022		450	468

			11,516

COLORADO 5.8%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036		3,500	3,798
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027		2,520	2,947

			6,745

FLORIDA 4.2%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020		2,500	2,762

Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	1,500	1,702
Miami-Dade County, Florida Transit System Sales Surtax Revenue Notes, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	415

		4,879

ILLINOIS 2.5%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	1,500	1,484
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	105
Illinois State General Obligation Notes, Series 2016
5.000% due 02/01/2027	1,250	1,284

		2,873

INDIANA 5.3%
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2009
5.000% due 01/01/2019	500	528
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,626

		6,154

IOWA 1.4%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,695

KANSAS 0.3%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	366

MASSACHUSETTS 10.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2006
0.830% due 03/01/2026	3,290	3,290
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 07/01/2047	1,000	1,125
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2010
0.920% due 10/01/2049	8,000	8,000

		12,415

MICHIGAN 4.7%
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	2,000	2,098
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,393

		5,491

MINNESOTA 1.1%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,302

NEBRASKA 0.4%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	421

NEW JERSEY 4.2%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	1,000	1,068
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 07/01/2030	1,000	1,062
New Jersey Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	2,395	2,757

		4,887

NEW YORK 4.3%
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	538
New York City Water & Sewer System, New York Revenue Bonds, Series 2011
5.375% due 06/15/2043	3,000	3,376
New York State Urban Development Corp. Revenue Notes, Series 2008
5.500% due 01/01/2019	1,000	1,065

		4,979

NORTH CAROLINA 0.6%
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	751

OHIO 8.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,600	2,537
6.500% due 06/01/2047	7,350	7,364
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	107

		10,008

OKLAHOMA 1.4%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,655

RHODE ISLAND 0.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,063

TENNESSEE 1.0%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,182

TEXAS 0.9%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	153
Houston, Texas Combined Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	269
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	533
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	130

		1,085

WASHINGTON 1.5%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,019
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	265
5.250% due 01/01/2039	500	531

		1,815

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (a)	1,100	59

WISCONSIN 2.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	2,200	2,375

Total Municipal Bonds & Notes (Cost $79,799)		86,091

U.S. GOVERNMENT AGENCIES 8.3%
Fannie Mae
1.336% due 03/25/2034	28	27
2.116% due 04/25/2032	26	27
Fannie Mae, TBA
3.000% due 09/01/2047	1,000	995
3.500% due 07/01/2047 - 08/01/2047	8,500	8,714

Total U.S. Government Agencies (Cost $9,830)		9,763

U.S. TREASURY OBLIGATIONS 11.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022	402	401
1.375% due 02/15/2044 (i)	2,130	2,320
1.750% due 01/15/2028	700	781
U.S. Treasury Notes
1.250% due 07/31/2023 (g)(i)	1,950	1,862
1.375% due 06/30/2023 (i)	3,000	2,888
2.000% due 05/31/2024	5,500	5,455

Total U.S. Treasury Obligations (Cost $13,878)		13,707

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
Banc of America Funding Trust
3.591% due 06/20/2032	45	46
Bear Stearns Adjustable Rate Mortgage Trust
3.581% due 03/25/2035	102	100
3.680% due 02/25/2034	87	88

Bear Stearns ALT-A Trust
3.517% due 05/25/2036 ^		2,327	1,659
Countrywide Home Loan Mortgage Pass-Through Trust
3.399% due 08/25/2034 ^		22	20
Credit Suisse First Boston Mortgage Securities Corp.
2.989% due 07/25/2033		15	15
EMF-NL Prime BV
0.468% due 04/17/2041	EUR	73	79
GSR Mortgage Loan Trust
3.122% due 06/25/2034		$34	33
5.750% due 01/25/2037		31	29
HarborView Mortgage Loan Trust
3.457% due 06/19/2036 ^		270	200
MASTR Adjustable Rate Mortgages Trust
3.121% due 05/25/2034		132	131
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.019% due 08/15/2032		219	211
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		250	192
Structured Asset Mortgage Investments Trust
1.459% due 07/19/2035		67	64
WaMu Mortgage Pass-Through Certificates Trust
2.132% due 08/25/2042		32	31
2.908% due 03/25/2037 ^		1,133	1,053
Wells Fargo Mortgage-Backed Securities Trust
3.098% due 01/25/2035		110	113

Total Non-Agency Mortgage-Backed Securities (Cost $4,028)			4,064

ASSET-BACKED SECURITIES 5.2%
Citigroup Mortgage Loan Trust, Inc.
1.356% due 08/25/2036		40	40
Credit-Based Asset Servicing and Securitization LLC
3.896% due 12/25/2035		241	241
IXIS Real Estate Capital Trust
1.446% due 01/25/2037		143	72
Residential Asset Securities Corp. Trust
1.396% due 04/25/2036		107	106
1.476% due 07/25/2036		3,520	2,140
1.616% due 02/25/2036		1,570	1,504
Sierra Madre Funding Ltd.
1.393% due 09/07/2039		2,315	1,971

Total Asset-Backed Securities (Cost $4,203)			6,074

SOVEREIGN ISSUES 0.7%
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	700	814

Total Sovereign Issues (Cost $672)			814

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS (e) 2.2%			2,547

Total Short-Term Instruments (Cost $2,547)			2,547

Total Investments in Securities (Cost $117,537)			125,861

Total Investments 107.5% (Cost $117,537)			$125,861
Financial Derivative Instruments (f)(h) (2.2)% (Cost or Premiums, net $(6,326))			(2,587)
Other Assets and Liabilities, net (5.3)%			(6,245)

Net Assets 100.0%			$117,029

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$2,547	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	$(2,601)	$2,547	$2,547

Total Repurchase Agreements						$(2,601)	$2,547	$2,547

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$126.000	08/25/2017	100	$1	$0

Total Purchased Options				$1	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$124.000	07/21/2017	15	$(3)	$(2)
Call - CBOT U.S. Treasury 10-Year Note August Futures	128.000	07/21/2017	15	(3)	0

				$(6)	$(2)

Total Written Options				$(6)	$(2)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2017	3	AUD	298	$(5)	$0	$(4)
Euro currency September Futures	09/2017	120		$17,201	301	0	(19)
U.S. Treasury 10-Year Note September Futures	09/2017	51		6,402	0	0	(14)

					$296	$0	$(37)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	236		$(57,870)	$(23)	$23	$0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	19	EUR	(3,222)	18	28	0
U.S. Treasury 5-Year Note September Futures	09/2017	86		$(10,134)	20	15	0
U.S. Treasury 30-Year Bond September Futures	09/2017	7		(1,076)	(12)	4	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	1		(166)	(3)	1	0

					$0	$71	$0

Total Futures Contracts					$296	$71	$(37)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Leonardo SpA	5.000%	03/20/2019	0.264%	EUR	100	$10	$0	$10	$0	$0
Sprint Communications, Inc.	5.000	12/20/2019	1.095		$1,900	167	15	182	0	(2)

						$177	$15	$192	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR	1,600	$(24)	$(16)	$(40)	$2	$0
iTraxx Europe Senior 27 5-Year Index	1.000	06/20/2022		900	(6)	(18)	(24)	0	0

					$(30)	$(34)	$(64)	$2	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$39,500	$(146)	$20	$(126)	$2	$0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		7,400	218	(69)	149	17	0
Receive	3-Month USD-LIBOR	2.150	12/03/2025		2,500	39	(29)	10	7	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		800	3	(9)	(6)	2	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		4,900	51	(57)	(6)	14	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		3,700	213	(47)	166	11	0
Receive	3-Month USD-LIBOR	2.500	06/19/2028		600	(2)	(8)	(10)	2	0
Receive	3-Month USD-LIBOR	2.750	06/19/2033		5,800	(114)	(111)	(225)	19	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		80	3	(2)	1	0	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		2,000	190	(68)	122	9	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047		80	13	1	14	0	0
Receive (6)	6-Month EUR-EURIBOR	0.250	09/20/2022	EUR	5,300	(12)	(13)	(25)	0	(25)
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		1,100	(12)	40	28	30	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	310,000	(17)	(4)	(21)	5	0
Pay	UKRPI	3.400	06/15/2030	GBP	50	0	1	1	0	(1)
Pay	UKRPI	3.300	11/15/2030		590	(19)	4	(15)	0	(7)

						$408	$(351)	$57	$118	$(33)

Total Swap Agreements						$555	$(370)	$185	$120	$(35)

(g)	Securities with an aggregate market value of $1,009 and cash of $2,560 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	EUR	16,510		$18,557	$0	$(300)
	07/2017	GBP	135		173	0	(2)
	08/2017	PEN	1,872		570	0	(4)
	08/2017		$1,087	MXN	21,039	66	0
BPS	07/2017		18,780	EUR	16,510	77	0
	08/2017	EUR	16,510		$18,808	0	(76)
	08/2017		$364	COP	1,064,828	0	(16)
	08/2017		563	PEN	1,853	5	0
CBK	07/2017	BRL	2,923		$884	2	0
	07/2017		$883	BRL	2,923	0	(1)
	08/2017		879		2,923	0	(2)
	09/2017		898	RUB	52,061	0	(30)
FBF	07/2017		93	INR	6,118	1	0
GLM	07/2017	BRL	2,923		$883	1	0
	07/2017	CAD	96		71	0	(3)
	07/2017	JPY	3,100		28	1	0
	07/2017		$880	BRL	2,923	2	0
	09/2017	KRW	326,233		$288	2	0
	10/2017	RUB	19,048		325	9	0
	01/2021		$69	BRL	300	3	0
HUS	01/2021	BRL	300		$46	0	(26)
JPM	08/2017	MXN	21,880		1,157	0	(43)
	09/2017	SGD	1,213		877	0	(5)
SOG	09/2017	TWD	26,023		858	2	0
UAG	07/2017		$173	GBP	135	3	0
	08/2017	GBP	135		$173	0	(3)

Total Forward Foreign Currency Contracts						$174	$(511)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	02/15/2018	GBP	2,400	$17	$9
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$2,000	102	70
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	2,400	17	9
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018		1,200	8	5
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		1,200	8	7
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$4,000	207	141
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		12,100	69	34
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		1,800	86	64

								$514	$339

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (1)	1.625%	3-Month USD-LIBOR	08/15/2019	$26,600	$170	$96

Total Purchased Options						$684	$435

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$9,700	$(101)	$(74)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	02/15/2018	6,300	(36)	(5)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	1,500	(8)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,600	(209)	(150)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	07/07/2017	1,600	(4)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.480	07/07/2017	1,600	(6)	0
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	1,600	(9)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	9,100	(96)	(73)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	2,600	(69)	(36)

							$(538)	$(341)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (1)	1.000%	3-Month USD-LIBOR	08/15/2019	$53,200	$(170)	$(14)

Total Written Options						$(708)	$(355)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sweden Government International Bond	(0.250)%	09/20/2021	0.141%	$900	$17	$(21)	$0	$(4)
BPS	Sweden Government International Bond	(0.250)	09/20/2021	0.141	300	5	(6)	0	(1)
GST	Stanley Black & Decker, Inc.	(1.000)	09/20/2017	0.055	200	(3)	2	0	(1)

						$19	$(25)	$0	$(6)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2022	1.359%		$100	$(2)	$0	$0	$(2)
	Spain Government International Bond	1.000	09/20/2019	0.194		4,900	88	1	89	0
BPS	Slovenia Government International Bond	1.000	06/20/2019	0.183		6,500	(130)	237	107	0
BRC	Colombia Government International Bond	1.000	06/20/2021	1.040		200	(6)	6	0	0
	Mexico Government International Bond	1.000	12/20/2021	1.000		200	(8)	8	0	0
CBK	Shire Acquisitions Investments Ireland DAC	1.000	12/20/2021	1.227	EUR	100	(4)	3	0	(1)
GST	Colombia Government International Bond	1.000	06/20/2021	1.040		$200	(6)	6	0	0
HUS	Brazil Government International Bond	1.000	06/20/2022	2.376		300	(19)	0	0	(19)
	Colombia Government International Bond	1.000	12/20/2021	1.218		100	(5)	4	0	(1)
MYC	Italy Government International Bond	1.000	12/20/2019	0.519		1,500	(3)	21	18	0

							$(95)	$286	$214	$(23)

Credit Default Swaps on Credit Indices - Buy Protection (2)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	08/25/2037	$70	$36	$(29)	$7	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	209	108	(88)	20	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	348	179	(146)	33	0

					$323	$(263)	$60	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$7,570	$(1,607)	$965	$0	$(642)
JPM	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	23,618	(4,891)	2,886	0	(2,005)
MYC	CMBX.NA.AAA.10 Index	0.500	11/17/2059	600	(21)	7	0	(14)
SAL	CMBX.NA.AAA.10 Index	0.500	11/17/2059	400	(11)	2	0	(9)
UAG	CMBX.NA.AAA.10 Index	0.500	11/17/2059	400	(14)	5	0	(9)

					$(6,544)	$3,865	$0	$(2,679)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	UKRPI	3.140%	01/14/2030	GBP	550	$0	$(13)	$0	$(13)

Total Swap Agreements							$(6,297)	$3,850	$274	$(2,721)

(i)	Securities with an aggregate market value of $2,906 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$98	$98
Corporate Bonds & Notes
Banking & Finance	0	260	0	260
Industrials	0	1,628	0	1,628
Utilities	0	815	0	815
Municipal Bonds & Notes
Arizona	0	2,375	0	2,375
California	0	11,516	0	11,516
Colorado	0	6,745	0	6,745
Florida	0	4,879	0	4,879
Illinois	0	2,873	0	2,873
Indiana	0	6,154	0	6,154
Iowa	0	1,695	0	1,695
Kansas	0	366	0	366
Massachusetts	0	12,415	0	12,415
Michigan	0	5,491	0	5,491
Minnesota	0	1,302	0	1,302
Nebraska	0	421	0	421
New Jersey	0	4,887	0	4,887
New York	0	4,979	0	4,979
North Carolina	0	751	0	751
Ohio	0	10,008	0	10,008
Oklahoma	0	1,655	0	1,655
Rhode Island	0	1,063	0	1,063
Tennessee	0	1,182	0	1,182
Texas	0	1,085	0	1,085
Washington	0	1,815	0	1,815
West Virginia	0	59	0	59
Wisconsin	0	2,375	0	2,375
U.S. Government Agencies	0	9,763	0	9,763
U.S. Treasury Obligations	0	13,707	0	13,707
Non-Agency Mortgage-Backed Securities	0	4,064	0	4,064
Asset-Backed Securities	0	6,074	0	6,074
Sovereign Issues	0	814	0	814
Short-Term Instruments
Repurchase Agreements	0	2,547	0	2,547

Total Investments	$0	$125,763	$98	$125,861

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	71	120	0	191
Over the counter	0	883	0	883
	$71	$1,003	$0	$1,074

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(37)	(37)	0	(74)
Over the counter	0	(3,586)	(1)	(3,587)

	$(37)	$(3,623)	$(1)	$(3,661)

Total Financial Derivative Instruments	$34	$(2,620)	$(1)	$(2,587)

Totals	$34	$123,143	$97	$123,274

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.4%
CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
1.817% due 03/24/2034	$631	$581
2.155% due 07/03/2033	3,553	3,091

		3,672

INDUSTRIALS 0.2%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,277	1,432
Times Square Hotel Trust
8.528% due 08/01/2026	4,930	5,907
UAL Pass-Through Trust
6.636% due 01/02/2024	1,079	1,172

		8,511

Total Corporate Bonds & Notes (Cost $10,599)		12,183

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.248% due 04/01/2040	604	607

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,305	3,241

Total Municipal Bonds & Notes (Cost $3,722)		3,848

U.S. GOVERNMENT AGENCIES 15.4%
Fannie Mae
1.276% due 07/25/2037	2,707	2,657
1.346% due 03/25/2036	45	43
1.456% due 08/25/2031 - 05/25/2032	158	154
1.609% due 09/17/2027	2	2
1.666% due 06/25/2021 - 02/25/2033	110	110
1.716% due 01/25/2020 - 03/25/2022	22	21
1.766% due 12/25/2021	3	3
1.809% due 11/18/2031	3	3
1.810% due 12/25/2021	1	1
1.833% due 11/01/2040	5	5
1.866% due 11/25/2031	55	56
1.892% due 03/01/2044 - 10/01/2044	85	86
1.916% due 04/25/2022	3	3
1.966% due 05/25/2022	8	9
2.066% due 05/25/2018 - 10/25/2020	8	8
2.092% due 11/01/2030 - 10/01/2040	49	49
2.116% due 08/25/2023	11	12
2.191% due 05/01/2025	3	3
2.216% due 12/25/2023 - 04/25/2032	21	22
2.366% due 10/25/2022 - 09/25/2023	11	11
2.417% due 02/01/2033	192	200
2.500% due 02/01/2023 - 06/01/2032	20,639	20,767
2.590% due 11/01/2032	69	72
2.620% due 09/01/2030	21	21
2.624% due 11/01/2035	3	3
2.625% due 10/01/2032	24	26
2.630% due 03/01/2030	10	10
2.635% due 08/01/2032	5	5
2.673% due 12/01/2035	19	20
2.700% due 08/01/2033	10	11
2.715% due 02/01/2035	15	15
2.720% due 10/01/2031	6	6
2.740% due 03/01/2035	22	23
2.750% due 09/01/2032 - 12/01/2036	33	35
2.752% due 06/01/2033	16	16
2.761% due 09/01/2033	29	30
2.819% due 07/01/2035	29	30
2.871% due 05/01/2036	6	7
2.894% due 09/01/2033	12	12
2.896% due 08/01/2033	30	31

2.900% due 01/01/2033	25	26
2.944% due 02/01/2035	10	11
2.947% due 07/01/2033	12	13
2.956% due 05/01/2034	50	52
2.961% due 01/01/2035	11	11
2.977% due 09/01/2033	14	15
3.000% due 10/01/2017 - 06/01/2047	49,362	49,733
3.009% due 04/01/2034	4	4
3.017% due 04/01/2036	5	6
3.018% due 10/01/2034	9	9
3.058% due 10/01/2033	4	4
3.103% due 06/01/2033	21	22
3.110% due 03/01/2035	19	20
3.160% due 11/01/2034	17	18
3.168% due 07/01/2033	16	17
3.199% due 12/01/2033	1	1
3.230% due 08/01/2035	27	28
3.270% due 12/01/2036	28	29
3.332% due 03/01/2033	2	2
3.340% due 05/01/2031	5	5
3.360% due 04/01/2033	16	17
3.372% due 12/01/2036	28	30
3.382% due 03/01/2035	12	13
3.387% due 04/01/2036	17	18
3.428% due 03/01/2032	26	27
3.431% due 01/01/2037	14	15
3.473% due 06/01/2033	79	82
3.500% due 03/01/2040 - 09/01/2046	16,205	16,665
3.580% due 05/01/2036	18	18
3.590% due 05/01/2033	48	50
3.625% due 09/01/2033	1	1
3.660% due 11/01/2019	6	6
4.000% due 11/25/2033 - 08/01/2046	14,583	15,345
4.250% due 10/01/2027 - 03/25/2033	1	1
5.000% due 06/25/2023 - 11/25/2032	442	513
5.500% due 08/01/2018 - 09/25/2035	1,603	2,018
6.500% due 06/25/2028	32	35
7.000% due 07/25/2042	6	7
7.500% due 08/25/2021 - 07/25/2022	23	25
8.500% due 09/01/2021 - 04/01/2032	94	99
14.384% due 08/25/2021	8	9
Fannie Mae, TBA
3.000% due 08/01/2032 - 08/01/2047	45,500	46,160
3.500% due 07/01/2047 - 09/01/2047	246,700	252,975
4.000% due 08/01/2047 - 09/01/2047	98,000	102,806
Freddie Mac
0.845% due 12/25/2022 (a)	90,839	2,309
1.409% due 10/15/2032	14	14
1.476% due 08/25/2031	90	88
1.509% due 12/15/2029	14	14
1.576% due 10/25/2029	1	1
1.609% due 12/15/2031	5	5
1.660% due 09/25/2023	253	256
1.709% due 04/15/2022 - 08/15/2031	15	15
1.809% due 03/15/2020	2	2
1.859% due 06/15/2022	5	5
1.892% due 10/25/2044 - 02/25/2045	3,462	3,512
1.940% due 10/15/2022	6	6
2.092% due 07/25/2044	768	778
2.106% due 05/15/2023	15	15
2.109% due 02/15/2021	3	3
2.259% due 05/15/2023	5	5
2.617% due 09/01/2035	13	14
2.619% due 10/01/2034	26	27
2.651% due 11/01/2027	50	50
2.685% due 02/01/2022	2	2
2.706% due 10/01/2033	3	3
2.742% due 11/01/2034	37	39
2.743% due 09/01/2028	17	17
2.751% due 03/01/2028	5	5
2.781% due 11/01/2023	2	2
2.787% due 09/01/2033	52	55
2.823% due 01/01/2035	9	10
2.836% due 02/01/2035	25	26
2.840% due 12/01/2033	55	58
2.844% due 11/01/2034	37	39
2.878% due 02/01/2026	3	4
3.000% due 02/01/2047	37,509	37,458
3.001% due 04/01/2032	85	87
3.028% due 03/01/2030	13	13
3.041% due 03/01/2032	52	54
3.073% due 04/01/2034	24	26
3.076% due 03/01/2034	28	30
3.080% due 08/01/2030	14	14
3.089% due 02/01/2035	38	40
3.090% due 09/01/2035	14	15

3.098% due 04/01/2033	3	3
3.120% due 02/01/2036	20	21
3.237% due 08/01/2023	7	8
3.255% due 02/01/2035	9	10
3.294% due 01/01/2035	23	24
3.303% due 07/01/2037	32	33
3.315% due 02/01/2035	20	21
3.362% due 01/01/2035	19	20
3.722% due 04/01/2035	150	153
3.725% due 03/01/2033	5	5
4.000% due 10/15/2033	67	70
4.334% due 05/01/2026	10	10
5.000% due 02/15/2036	377	406
5.500% due 05/15/2036	30	34
5.823% due 08/01/2031	50	54
6.500% due 03/15/2021 - 07/25/2043	532	622
7.000% due 06/15/2029	14	15
7.500% due 02/15/2023 - 01/15/2031	10	11
8.000% due 03/15/2023	16	18
9.500% due 04/15/2020	1	1
Freddie Mac, TBA
3.000% due 07/01/2047	23,500	23,447
Ginnie Mae
1.443% due 02/20/2061	481	480
1.612% due 02/20/2029	1	1
1.743% due 09/20/2063	4,103	4,133
2.125% due 04/20/2021 - 09/20/2033	213	221
2.250% due 10/20/2026 - 10/20/2033	64	67
2.375% due 01/20/2023 - 02/20/2030	67	70
2.875% due 01/20/2034	13	14
3.000% due 04/20/2018 - 04/20/2019	3	3

Total U.S. Government Agencies (Cost $587,181)		586,650

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Notes
1.500% due 08/31/2018 (h)	12,100	12,125
2.125% due 08/15/2021 (f)(h)	38,000	38,536

Total U.S. Treasury Obligations (Cost $51,622)		50,661

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.4%
Adjustable Rate Mortgage Trust
1.756% due 11/25/2035	1,200	1,132
1.776% due 11/25/2035	1,968	1,874
3.669% due 04/25/2035	272	273
American Home Mortgage Investment Trust
3.039% due 09/25/2035	1,828	1,830
3.414% due 06/25/2045	4,397	4,317
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	4,087	3,475
Banc of America Funding Trust
1.402% due 10/20/2036	7,252	6,302
3.096% due 09/20/2046	2,385	2,181
3.388% due 10/20/2046 ^	745	603
3.559% due 01/20/2047 ^	19	18
Banc of America Mortgage Trust
3.252% due 10/25/2035 ^	919	856
3.362% due 11/25/2033	27	27
3.400% due 12/25/2033	86	85
3.622% due 05/25/2033	115	115
3.828% due 06/25/2034	508	506
4.018% due 06/25/2035	787	773
BB-UBS Trust
2.892% due 06/05/2030	27,000	26,801
BCAP LLC Trust
3.160% due 06/26/2035	2,424	2,399
Bear Stearns Adjustable Rate Mortgage Trust
2.754% due 11/25/2030	53	51
3.098% due 02/25/2036 ^	284	267
3.111% due 11/25/2034	442	430
3.271% due 05/25/2033	243	223
3.282% due 10/25/2034	118	113
3.283% due 05/25/2034	90	86
3.395% due 08/25/2035	2,497	2,423
3.405% due 10/25/2034	12	12
3.525% due 04/25/2034	107	106
3.565% due 01/25/2034	73	74
3.630% due 02/25/2033	9	8
3.656% due 05/25/2047 ^	896	856
3.659% due 02/25/2035	1,809	1,749
3.679% due 07/25/2034	1	1
Bear Stearns ALT-A Trust
3.156% due 12/25/2033	680	685
3.200% due 01/25/2036 ^	791	758
3.205% due 04/25/2035	129	126

3.290% due 07/25/2035	25,881	23,561
3.310% due 02/25/2036 ^	5,315	4,538
3.321% due 11/25/2035 ^	2,173	1,779
3.365% due 08/25/2036 ^	1,918	1,477
3.471% due 08/25/2036 ^	1,936	1,449
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034	44	45
5.500% due 06/25/2034	610	618
5.500% due 12/25/2035	133	115
5.750% due 10/25/2033	460	475
Bear Stearns Mortgage Securities, Inc.
3.464% due 06/25/2030	15	15
Bear Stearns Structured Products, Inc. Trust
3.063% due 12/26/2046	7,070	6,115
3.421% due 01/26/2036	1,426	1,302
Bella Vista Mortgage Trust
1.712% due 05/20/2045	4,633	3,458
1.956% due 02/25/2035	8,518	6,419
BXP Mortgage Trust
3.379% due 06/13/2039	18,200	18,528
CBA Commercial Small Balance Commercial Mortgage
1.271% due 12/25/2036	88	84
Chase Mortgage Finance Trust
3.172% due 12/25/2035 ^	2,316	2,243
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.484% due 01/25/2035	717	651
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	21,462	21,816
5.866% due 12/10/2049	93	92
Citigroup Global Markets Mortgage Securities, Inc.
1.716% due 05/25/2032	44	43
3.240% due 09/25/2033	5	5
8.500% due 05/25/2032	163	166
Citigroup Mortgage Loan Trust, Inc.
1.546% due 12/25/2034	355	319
1.824% due 08/25/2035 ^	354	319
2.830% due 09/25/2035	2,297	2,243
2.930% due 10/25/2035	60	60
2.990% due 11/25/2035	3,559	3,545
3.176% due 08/25/2035	678	680
3.430% due 05/25/2035	40	40
Commercial Mortgage Loan Trust
6.335% due 12/10/2049	1,876	1,880
Community Program Loan Trust
4.500% due 04/01/2029	126	126
Core Industrial Trust
3.040% due 02/10/2034	10,500	10,784
3.292% due 02/10/2037	5,000	5,090
Countrywide Alternative Loan Trust
1.376% due 07/25/2036	6,015	5,382
1.392% due 02/20/2047 ^	3,182	2,532
1.406% due 09/25/2046 ^	758	652
1.407% due 12/20/2046 ^	15,132	12,308
1.412% due 07/20/2046 ^	1,245	767
1.416% due 06/25/2037	1,058	973
1.422% due 03/20/2046	536	460
1.466% due 05/25/2035	202	169
1.486% due 02/25/2036	195	173
1.496% due 12/25/2035	742	675
1.506% due 11/25/2035	7,073	6,263
1.526% due 10/25/2035	3,236	2,863
1.532% due 11/20/2035	470	403
1.546% due 10/25/2035	5,853	4,702
1.572% due 03/25/2047 ^	6,182	4,813
1.716% due 05/25/2035 ^	450	378
1.716% due 06/25/2035	3,379	3,106
1.732% due 02/25/2036	1,274	1,158
1.856% due 07/25/2035	12,340	11,691
1.962% due 08/25/2035	7,030	6,400
1.982% due 11/25/2047 ^	12,560	10,012
1.986% due 11/25/2035	3,421	3,078
2.112% due 11/25/2047 ^	22,907	18,431
5.500% due 11/25/2035 ^	1,980	1,728
5.500% due 03/25/2036 ^	132	106
5.750% due 03/25/2037 ^	578	493
6.250% due 12/25/2033	58	60
6.500% due 11/25/2031	134	141
Countrywide Home Loan Mortgage Pass-Through Trust
1.796% due 04/25/2035	40	36
1.816% due 03/25/2035	36	32
1.856% due 03/25/2035	3,256	3,025
1.896% due 02/25/2035	127	120
1.916% due 02/25/2035	907	818
1.996% due 02/25/2035	181	171
2.136% due 09/25/2034	230	170
2.363% due 04/25/2035 ^	145	28

2.462% due 06/19/2031	2	2
3.264% due 08/25/2034 ^	1,665	1,538
3.306% due 02/20/2036 ^	272	243
3.309% due 02/20/2036 ^	293	264
3.326% due 02/19/2034	35	32
3.348% due 02/20/2035	582	588
3.349% due 02/19/2034	23	23
3.399% due 08/25/2034	161	155
3.536% due 02/25/2034	103	103
3.604% due 07/19/2033	109	107
3.748% due 05/19/2033	12	11
6.000% due 11/25/2037	238	215
Credit Suisse Commercial Mortgage Trust
3.304% due 09/15/2037	10,000	10,215
6.520% due 02/15/2041	6,296	6,305
Credit Suisse First Boston Mortgage Securities Corp.
1.590% due 03/25/2032	134	127
2.366% due 09/25/2034 ^	1,951	1,826
2.989% due 07/25/2033	18	18
3.047% due 06/25/2033	553	549
3.078% due 12/25/2033	502	494
3.312% due 12/25/2032 ^	51	42
3.322% due 10/25/2033	188	186
5.500% due 11/25/2035	320	315
5.750% due 04/25/2033	19	20
6.250% due 07/25/2035	541	582
7.000% due 02/25/2033	26	28
Credit Suisse Mortgage Capital Certificates
5.750% due 12/26/2035	610	551
Deutsche ALT-A Securities, Inc.
1.396% due 01/25/2047	9,983	8,271
Downey Savings & Loan Association Mortgage Loan Trust
1.672% due 04/19/2047	866	814
First Horizon Alternative Mortgage Securities Trust
3.003% due 09/25/2034	2,866	2,814
3.036% due 03/25/2035	290	243
3.129% due 06/25/2034	2,407	2,369
3.219% due 07/25/2035	18,653	17,992
First Horizon Mortgage Pass-Through Trust
3.184% due 02/25/2035	144	144
First Republic Bank Mortgage Pass-Through Certificates
1.696% due 06/25/2030	24	22
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	5,192	5,187
GMAC Mortgage Corp. Loan Trust
4.158% due 05/25/2035	34	33
GreenPoint Mortgage Funding Trust
1.426% due 04/25/2036	343	301
1.486% due 07/25/2035	994	982
1.676% due 06/25/2045	22,454	20,249
GS Mortgage Securities Corp. Trust
3.551% due 04/10/2034	7,490	7,863
GSMPS Mortgage Loan Trust
1.566% due 09/25/2035	31,188	27,407
1.566% due 01/25/2036	38,185	32,857
7.000% due 06/25/2043	719	806
8.000% due 09/19/2027	308	314
GSR Mortgage Loan Trust
1.406% due 08/25/2046	283	284
1.566% due 01/25/2034	13	13
3.209% due 09/25/2035	342	352
3.311% due 04/25/2035	1,403	1,386
3.370% due 01/25/2036 ^	377	369
3.608% due 04/25/2035	1,094	1,103
6.000% due 03/25/2032	2	2
HarborView Mortgage Loan Trust
1.389% due 07/19/2046 ^	3,576	2,141
1.399% due 02/19/2046	525	464
1.449% due 06/19/2035	18,139	17,863
1.449% due 03/19/2036	433	338
1.649% due 05/19/2035	333	313
1.909% due 01/19/2035	45	37
2.495% due 06/19/2045 ^	350	220
2.725% due 11/19/2034	18	18
3.523% due 12/19/2035 ^	21	21
3.690% due 08/19/2034	197	193
Hudson’s Bay Simon JV Trust
3.914% due 08/05/2034	12,661	13,012
Impac CMB Trust
2.116% due 10/25/2033	157	153
Impac Secured Assets CMN Owner Trust
2.156% due 11/25/2034	21	20
Impac Secured Assets Trust
1.566% due 05/25/2036	119	114
1.646% due 08/25/2036	327	320

IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032	11	10
IndyMac Mortgage Loan Trust
1.336% due 07/25/2036	29,559	27,092
1.406% due 09/25/2046	833	737
1.446% due 07/25/2046	35,439	33,300
1.496% due 03/25/2035	150	136
1.516% due 06/25/2037 ^	180	104
1.696% due 04/25/2035	221	210
1.856% due 02/25/2035	2,151	2,055
1.856% due 07/25/2045	76	70
2.016% due 11/25/2034	5,660	4,960
2.436% due 09/25/2034	164	146
3.266% due 06/25/2036	1,813	1,738
3.434% due 06/25/2036	2,993	2,358
3.458% due 02/25/2036	8,094	7,089
JPMorgan Alternative Loan Trust
1.544% due 06/27/2037	4,079	3,449
2.877% due 10/25/2036	7,475	5,611
13.213% due 06/27/2037	15,915	11,892
JPMorgan Chase Commercial Mortgage Securities Trust
2.713% due 08/15/2049	11,200	11,209
JPMorgan Mortgage Trust
3.047% due 10/25/2035 ^	92	80
3.256% due 10/25/2035	249	234
3.319% due 07/25/2035	6,417	6,517
3.455% due 04/25/2035	97	98
3.623% due 06/25/2035	202	190
5.000% due 07/25/2036	718	673
JPMorgan Resecuritization Trust
2.845% due 07/27/2037	9	9
6.000% due 02/27/2037	90	90
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	459	414
Lehman XS Trust
1.446% due 04/25/2046 ^	1,672	1,562
MASTR Adjustable Rate Mortgages Trust
1.546% due 12/25/2034	1,030	899
3.295% due 07/25/2035	19,103	14,911
3.307% due 12/25/2033	121	118
3.624% due 01/25/2034	1	1
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.859% due 11/15/2031	120	114
Merrill Lynch Mortgage Investors Trust
1.836% due 08/25/2028	16	15
1.856% due 10/25/2028	190	187
1.956% due 03/25/2028	31	30
2.867% due 01/25/2029	18	17
3.020% due 11/25/2035	13,866	13,979
3.045% due 04/25/2035	33	32
3.355% due 08/25/2033	220	38
Morgan Stanley Capital Trust
5.569% due 12/15/2044	5,018	5,045
5.809% due 12/12/2049	3,230	3,239
Morgan Stanley Mortgage Loan Trust
1.476% due 03/25/2036	3,402	2,716
1.486% due 09/25/2035	1,227	1,231
3.237% due 10/25/2034	86	86
Motel Trust
4.532% due 02/05/2030	5,000	5,007
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	701	684
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.254% due 10/25/2034	6,871	6,690
RBS Acceptance, Inc.
3.956% due 06/25/2024	11	11
RBSSP Resecuritization Trust
2.774% due 12/26/2037	3,378	3,419
Residential Accredit Loans, Inc. Trust
1.406% due 04/25/2046	1,441	1,307
1.416% due 10/25/2046	30,691	27,335
1.426% due 06/25/2037	369	310
3.813% due 09/25/2034	14	14
6.500% due 10/25/2036 ^	3,974	3,862
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	5	6
Residential Asset Securitization Trust
1.566% due 10/25/2018	23	23
1.666% due 02/25/2034	53	49
1.666% due 04/25/2035	979	786
6.250% due 08/25/2036	3,657	3,319
6.500% due 04/25/2037 ^	5,311	3,208
Residential Funding Mortgage Securities, Inc. Trust
1.616% due 07/25/2018	14	13
3.795% due 06/25/2035	1,204	1,218
4.287% due 02/25/2036 ^	110	100

6.500% due 03/25/2032	1	1
RiverView HECM Trust
1.720% due 05/25/2047	27,862	23,195
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	1,066	1,065
SACO, Inc.
7.000% due 08/25/2036	9	9
Sequoia Mortgage Trust
1.672% due 02/20/2035	148	146
1.832% due 11/20/2034	61	58
1.909% due 10/19/2026	70	69
1.918% due 05/20/2034	676	652
1.939% due 02/20/2034	292	279
1.972% due 10/20/2027	17	16
2.012% due 10/20/2027	42	41
2.572% due 10/20/2027	400	393
2.659% due 06/20/2034	141	137
2.670% due 08/20/2034	151	153
2.857% due 09/20/2032	39	38
3.093% due 01/20/2047 ^	1,176	962
SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	3,000	3,021
Structured Adjustable Rate Mortgage Loan Trust
1.556% due 08/25/2035	603	593
1.951% due 06/25/2034	601	562
2.132% due 01/25/2035	880	796
2.176% due 05/25/2035	1,095	860
3.253% due 02/25/2036 ^	1,910	1,850
3.396% due 02/25/2034	145	144
3.449% due 04/25/2034	128	128
Structured Asset Mortgage Investments Trust
1.486% due 08/25/2035	6,985	6,262
1.496% due 02/25/2036 ^	392	361
1.526% due 12/25/2035 ^	6,154	5,295
1.809% due 07/19/2034	1,198	1,043
1.909% due 03/19/2034	376	356
2.049% due 10/19/2033	100	93
Structured Asset Mortgage Investments, Inc.
1.386% due 05/02/2030	77	17
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,562	1,395
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.709% due 02/25/2032	18	17
3.135% due 10/25/2031	23	23
3.208% due 06/25/2033	256	254
3.417% due 06/25/2032	6	5
3.941% due 07/25/2032	7	7
Travelers Mortgage Services, Inc.
2.116% due 09/25/2018	7	7
Wachovia Bank Commercial Mortgage Trust
1.062% due 10/15/2041 (a)	2,475	0
Wachovia Mortgage Loan Trust LLC
3.249% due 10/20/2035	629	559
Waldorf Astoria Boca Raton Trust
3.209% due 06/15/2029	8,400	8,444
WaMu Mortgage Backed Pass-Through Certificates
2.310% due 12/19/2039	274	261
WaMu Mortgage Pass-Through Certificates Trust
1.476% due 11/25/2045	5,212	5,035
1.486% due 12/25/2045	6,106	5,932
1.506% due 11/25/2041	5	5
1.506% due 07/25/2045	467	456
1.572% due 11/25/2046	30,124	24,862
1.586% due 05/25/2034	35,459	32,153
1.606% due 10/25/2044	880	866
1.636% due 06/25/2044	4,190	3,954
1.716% due 07/25/2044	54	52
1.732% due 08/25/2046	19,379	17,702
1.956% due 11/25/2034	322	317
2.132% due 06/25/2042	349	337
2.132% due 08/25/2042	377	365
2.145% due 08/25/2046	6,698	6,559
2.701% due 08/25/2033	24	23
2.733% due 03/25/2033	239	241
3.018% due 01/25/2033	2,265	2,296
3.134% due 06/25/2034	121	123
Washington Mutual Mortgage Loan Trust
1.887% due 05/25/2041	3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
1.562% due 11/25/2046	19,319	16,342
1.866% due 10/25/2035	1,033	864
2.824% due 11/25/2030	37	37
3.143% due 12/25/2032	347	347
3.257% due 02/25/2033	16	15
5.750% due 03/25/2033	172	177

Wells Fargo Mortgage Loan Trust
3.319% due 09/27/2036	3,304	2,923
Wells Fargo Mortgage-Backed Securities Trust
1.716% due 07/25/2037 ^	399	347
2.904% due 11/25/2033	76	77
3.028% due 12/25/2036	207	193
3.063% due 03/25/2036	147	142
3.107% due 03/25/2036	4,305	4,326
3.253% due 03/25/2036 ^	2,544	2,516
3.271% due 05/25/2035	169	167
3.324% due 07/25/2036 ^	425	427
6.000% due 08/25/2037 ^	430	434

Total Non-Agency Mortgage-Backed Securities (Cost $845,566)		890,109

ASSET-BACKED SECURITIES 52.8%
ABFS Mortgage Loan Trust
0.054% due 07/15/2033	1,145	867
Accredited Mortgage Loan Trust
1.346% due 02/25/2037	7,605	7,549
2.296% due 04/25/2035	1,570	1,445
ACE Securities Corp. Home Equity Loan Trust
2.266% due 12/25/2033	519	502
2.266% due 07/25/2034	198	196
AFC Home Equity Loan Trust
1.624% due 06/25/2028	464	418
1.694% due 04/25/2028	41	40
Ally Auto Receivables Trust
1.250% due 04/15/2019	750	750
1.280% due 06/17/2019	2,195	2,195
American Express Credit Account Master Trust
1.490% due 04/15/2020	10,490	10,494
American Home Mortgage Investment Trust
1.576% due 08/25/2035	10	5
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.656% due 08/25/2034	149	149
1.796% due 10/25/2035	14,780	13,716
2.131% due 01/25/2035	793	772
2.266% due 11/25/2034	7,513	6,998
2.326% due 03/25/2035	6,305	5,797
2.566% due 02/25/2033	1,107	1,098
Amortizing Residential Collateral Trust
1.796% due 07/25/2032	20	19
1.916% due 08/25/2032	11	10
2.216% due 10/25/2034	4,863	4,777
Amresco Residential Securities Corp. Mortgage Loan Trust
1.711% due 06/25/2028	34	32
Arbor Realty Trust, Inc.
2.459% due 04/15/2027	6,100	6,130
Ares CLO Ltd.
2.348% due 04/17/2026	1,000	1,003
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.556% due 11/25/2035	853	847
1.706% due 10/25/2035	1,000	967
2.266% due 10/25/2033	559	563
2.266% due 11/25/2034	2,921	2,906
3.796% due 01/25/2034	2,556	2,513
Asset-Backed Funding Certificates Trust
1.896% due 04/25/2033	736	716
2.236% due 03/25/2032	637	639
Asset-Backed Securities Corp. Home Equity Loan Trust
1.679% due 06/15/2031	113	103
2.161% due 09/25/2034	562	562
2.509% due 04/15/2033	58	58
Atrium CDO Corp.
2.036% due 07/16/2025	23,700	23,739
2.293% due 10/23/2025	8,950	8,977
B2R Mortgage Trust
2.567% due 06/15/2049	16,912	16,818
Bayview Opportunity Master Fund Trust
3.598% due 02/28/2032	6,544	6,554
Bear Stearns Asset-Backed Securities Trust
1.302% due 09/25/2034	120	115
1.366% due 07/25/2036	14,962	14,619
1.376% due 08/25/2036	1,078	1,106
1.616% due 03/25/2035	555	555
1.616% due 02/25/2036	2,232	2,232
1.636% due 07/25/2036	1,421	1,420
1.706% due 06/25/2036	222	220
1.876% due 10/25/2032	36	36
1.916% due 11/25/2035 ^	1,958	1,981
2.016% due 10/27/2032	24	23
2.116% due 12/25/2033	459	454
2.176% due 04/25/2035	2,449	2,459
2.216% due 10/25/2037	5,397	3,232
2.216% due 11/25/2042	147	145

2.396% due 06/25/2043	735	728
2.416% due 10/25/2032	116	116
2.416% due 10/25/2034	5,766	5,797
2.466% due 08/25/2037	7,683	7,419
2.716% due 11/25/2042	90	90
2.866% due 11/25/2042	1,385	1,332
3.079% due 07/25/2036	608	402
Bear Stearns Second Lien Trust
2.416% due 12/25/2036	5,000	4,832
Bowman Park CLO Ltd.
2.366% due 11/23/2025	33,600	33,648
Carlyle Global Market Strategies CLO Ltd.
2.620% due 07/27/2026	16,900	16,921
CDC Mortgage Capital Trust
1.836% due 01/25/2033	20	20
2.266% due 01/25/2033	397	392
Cent CLO Ltd.
2.380% due 07/27/2026	10,400	10,429
Centex Home Equity Loan Trust
1.906% due 09/25/2034	133	132
1.936% due 06/25/2034	592	569
5.660% due 09/25/2034	666	668
Chase Funding Trust
1.796% due 11/25/2034	2	2
2.116% due 05/25/2033	7,075	6,803
4.537% due 09/25/2032	2	2
Chase Issuance Trust
1.260% due 07/15/2019	18,681	18,680
1.380% due 11/15/2019	9,829	9,830
1.590% due 02/18/2020	7,950	7,958
CIFC Funding Ltd.
2.392% due 05/24/2026	33,700	33,755
2.568% due 12/05/2024	13,668	13,700
CIT Group Home Equity Loan Trust
1.999% due 12/25/2031	211	205
Citibank Credit Card Issuance Trust
1.496% due 05/26/2020	17,900	17,934
5.650% due 09/20/2019	21,125	21,313
Citigroup Mortgage Loan Trust, Inc.
1.296% due 01/25/2037	199	129
1.486% due 06/25/2037	8,198	6,261
1.666% due 11/25/2045	6,000	5,924
2.161% due 08/25/2035	3,738	3,535
5.550% due 08/25/2035	452	443
5.629% due 08/25/2035	2,512	2,514
Conseco Finance Home Equity Loan Trust
1.859% due 08/15/2033	61	61
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030	25,279	17,183
Conseco Financial Corp.
6.220% due 03/01/2030	882	949
6.240% due 12/01/2028	38	40
6.760% due 03/01/2030	76	82
6.810% due 12/01/2028	728	762
6.870% due 04/01/2030	13	14
7.140% due 03/15/2028	26	27
Countrywide Asset-Backed Certificates
1.356% due 02/25/2037	305	305
1.366% due 01/25/2037	33,486	31,936
1.386% due 06/25/2037	8,637	8,433
1.406% due 11/25/2037	1,213	1,186
1.466% due 01/25/2037	8,725	7,897
1.486% due 09/25/2036	4,481	4,258
1.586% due 04/25/2036	516	499
1.676% due 04/25/2036	6,475	5,495
1.696% due 12/25/2031 ^	1,179	952
1.816% due 11/25/2033	12	12
1.836% due 09/25/2033	2,542	2,428
1.856% due 12/25/2035	6,500	5,635
1.896% due 06/25/2033	11	10
1.916% due 11/25/2035	1,291	1,291
2.016% due 03/25/2033	798	784
2.086% due 04/25/2034	1,292	1,277
2.116% due 05/25/2032	166	154
2.191% due 06/25/2035	164	164
2.216% due 09/25/2032	188	181
2.266% due 08/25/2035	2,573	2,587
5.125% due 12/25/2034	3,873	3,816
5.270% due 01/25/2034	46	46
Countrywide Asset-Backed Certificates Trust
1.356% due 03/25/2047	6,674	6,433
1.366% due 09/25/2046	34,205	33,759
1.466% due 04/25/2046 ^	19,500	17,001
1.676% due 09/25/2034	21	21
1.696% due 05/25/2036	50,400	41,314
1.706% due 02/25/2036	7,547	7,543

1.746% due 02/25/2036	4,696	4,636
1.946% due 04/25/2036	5,500	4,840
1.956% due 12/25/2034	33	32
1.996% due 11/25/2034	1,045	1,039
2.191% due 10/25/2034	1,793	1,758
4.641% due 05/25/2036 ^	343	393
Countrywide Home Equity Loan Trust
1.349% due 04/15/2032	6,601	5,694
CPS Auto Receivables Trust
1.620% due 01/15/2020	13,525	13,517
Credit Suisse First Boston Mortgage Securities Corp.
1.576% due 05/25/2044	23	23
1.836% due 01/25/2032	13	13
Credit-Based Asset Servicing and Securitization LLC
1.876% due 04/25/2036	25	25
2.116% due 11/25/2033	455	453
3.896% due 12/25/2035	220	220
6.780% due 05/25/2035	433	433
CVP Cascade CLO Ltd.
2.308% due 01/16/2026	22,400	22,408
Dell Equipment Finance Trust
1.430% due 09/24/2018	21,086	21,086
DT Auto Owner Trust
1.560% due 06/15/2020	858	857
EFS Volunteer LLC
2.096% due 07/26/2027	382	384
EMC Mortgage Loan Trust
1.666% due 12/25/2042	476	464
1.966% due 08/25/2040	358	338
Encore Credit Receivables Trust
2.146% due 11/25/2035	10,000	8,590
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	357	361
Equity One Mortgage Pass-Through Trust
1.716% due 07/25/2034	64	52
1.816% due 04/25/2034	1,155	998
1.896% due 07/25/2034	4	4
Figueroa CLO Ltd.
2.524% due 06/20/2027	16,950	16,978
First Franklin Mortgage Loan Trust
1.326% due 12/25/2037	1,260	870
1.696% due 12/25/2035	4,243	4,232
1.836% due 11/25/2031	67	62
First NLC Trust
1.356% due 08/25/2037	39,977	23,012
1.496% due 08/25/2037	2,184	1,286
Flatiron CLO Ltd.
2.338% due 07/17/2026	33,700	33,739
Ford Credit Auto Owner Trust
1.080% due 03/15/2019	18,843	18,824
1.160% due 11/15/2019	7,706	7,696
1.469% due 03/15/2019	8,479	8,485
Fremont Home Loan Trust
1.351% due 10/25/2036	60,661	55,125
Gallatin CLO Ltd.
2.428% due 07/15/2023	4,857	4,862
GCAT LLC
4.500% due 03/25/2021	6,966	7,022
GoldenTree Loan Opportunities Ltd.
2.306% due 04/25/2025	6,025	6,041
GSAMP Trust
1.516% due 10/25/2036 ^	5,701	704
1.566% due 01/25/2045	28	28
1.951% due 09/25/2035 ^	28,625	27,227
2.041% due 03/25/2034	1,161	1,115
2.191% due 08/25/2033	11	10
Home Equity Asset Trust
1.596% due 01/25/2036	725	727
1.816% due 11/25/2032	1	1
2.011% due 07/25/2034	423	408
2.131% due 03/25/2035	6,691	6,056
2.136% due 02/25/2033	1	1
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^	76	66
5.821% due 04/25/2035	114	116
HSI Asset Loan Obligation Trust
1.276% due 12/25/2036	14	6
HSI Asset Securitization Corp. Trust
1.576% due 12/25/2035	6,910	6,726
IMC Home Equity Loan Trust
7.310% due 11/20/2028	24	24
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.376% due 07/25/2037	125	78
1.416% due 03/25/2036	15,317	14,391
1.466% due 03/25/2036	780	781
3.241% due 07/25/2034	653	660

Irwin Home Equity Loan Trust
2.566% due 02/25/2029	6	6
IXIS Real Estate Capital Trust
1.316% due 01/25/2037	14,853	7,118
1.446% due 01/25/2037	54,257	27,340
Jamestown CLO Ltd.
2.378% due 01/17/2027	7,200	7,200
JPMorgan Mortgage Acquisition Corp.
1.866% due 12/25/2035	5,000	4,488
JPMorgan Mortgage Acquisition Trust
1.296% due 08/25/2036	2	1
1.326% due 08/25/2036	1,608	962
1.366% due 07/25/2036	2,989	2,974
KKR CLO Trust
1.740% due 12/15/2024	17,521	17,591
L.A. Arena Funding LLC
7.656% due 12/15/2026	898	945
Lehman XS Trust
1.366% due 04/25/2037 ^	50	41
Limerock CLO Ltd.
2.458% due 04/18/2026	20,000	20,075
Long Beach Mortgage Loan Trust
1.366% due 05/25/2036	24,469	15,254
1.546% due 01/25/2046	35	35
1.921% due 08/25/2035	760	764
2.071% due 07/25/2034	227	221
2.266% due 10/25/2034	93	88
2.641% due 03/25/2032	200	196
Madison Park Funding Ltd.
2.416% due 07/20/2026	5,000	5,008
Massachusetts Educational Financing Authority
2.106% due 04/25/2038	715	713
MASTR Asset-Backed Securities Trust
1.346% due 08/25/2036	18,451	11,991
1.966% due 12/25/2034 ^	1,830	1,835
2.041% due 10/25/2034	1,234	1,195
MASTR Specialized Loan Trust
2.066% due 05/25/2037	630	195
Merrill Lynch First Franklin Mortgage Loan Trust
2.716% due 10/25/2037	381	345
Merrill Lynch Mortgage Investors Trust
1.276% due 10/25/2037 ^	330	92
1.296% due 09/25/2037	103	39
1.306% due 06/25/2037	863	377
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	2,137	2,330
Morgan Stanley ABS Capital, Inc. Trust
1.276% due 05/25/2037	223	134
1.316% due 11/25/2036	11,869	7,311
1.346% due 01/25/2037	74,306	40,174
1.366% due 06/25/2036	2,861	2,648
1.546% due 03/25/2036	20,098	12,871
1.556% due 03/25/2037	28,270	15,185
2.416% due 06/25/2033	391	392
3.216% due 07/25/2037 ^	438	57
3.616% due 08/25/2034	178	173
Morgan Stanley Dean Witter Capital, Inc. Trust
2.566% due 02/25/2033	119	119
3.691% due 01/25/2032	367	325
Morgan Stanley Mortgage Loan Trust
1.536% due 11/25/2036	1,793	804
Mountain View CLO Ltd.
2.316% due 04/12/2024	8,000	7,995
MP CLO Ltd.
2.358% due 01/15/2027	40,120	40,138
National Collegiate Student Loan Trust
1.486% due 03/26/2029	50,155	49,706
1.526% due 11/27/2028	770	770
Navient Private Education Loan Trust
2.650% due 12/15/2028	7,071	7,093
3.910% due 12/15/2045	9,775	10,153
Navient Student Loan Trust
1.816% due 06/25/2065	12,109	12,134
2.066% due 06/25/2065	8,400	8,507
2.266% due 12/27/2066	17,099	17,222
Nelder Grove CLO Ltd.
2.300% due 08/28/2026	33,700	33,737
New Century Home Equity Loan Trust
1.396% due 05/25/2036	378	327
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.836% due 01/25/2036	596	597
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.546% due 03/25/2036	7,620	6,419
North Carolina State Education Assistance Authority
1.956% due 07/25/2036	4,400	4,388

NovaStar Mortgage Funding Trust
1.316% due 03/25/2037	15	8
1.996% due 05/25/2033	2	2
Oaktree CLO Ltd.
2.376% due 10/20/2026	26,200	26,253
OneMain Financial Issuance Trust
2.470% due 09/18/2024	6,108	6,123
Option One Mortgage Loan Trust
1.996% due 02/25/2035	804	672
2.011% due 05/25/2034	22	21
2.016% due 02/25/2035	25	25
Option One Mortgage Loan Trust Asset-Backed Certificates
1.712% due 08/20/2030	4	4
OZLM Ltd.
2.376% due 01/20/2027	18,500	18,575
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.951% due 03/25/2035	2,500	2,500
2.191% due 10/25/2034	573	577
2.266% due 10/25/2034	11,119	10,655
2.326% due 12/25/2034	1,759	1,766
Popular ABS Mortgage Pass-Through Trust
1.676% due 09/25/2035	4,000	3,906
4.038% due 01/25/2036 ^	208	152
RAAC Trust
1.556% due 02/25/2036	7,650	7,582
1.616% due 06/25/2047	6,162	6,136
1.696% due 03/25/2037	3,573	3,561
2.416% due 09/25/2047	8,433	8,380
3.716% due 12/25/2035	1,447	1,477
Renaissance Home Equity Loan Trust
2.316% due 09/25/2037	746	426
2.416% due 08/25/2032	1,791	1,772
2.456% due 03/25/2033	15	15
4.934% due 08/25/2035	133	136
Residential Asset Mortgage Products Trust
1.516% due 05/25/2036 ^	29,872	24,300
1.996% due 02/25/2033	4	3
5.488% due 04/25/2034	742	803
5.512% due 07/25/2034 ^	1,345	1,299
5.707% due 08/25/2034 ^	2,063	2,100
Residential Asset Securities Corp. Trust
1.366% due 01/25/2037	8,236	7,759
1.466% due 04/25/2037	18,697	18,349
1.476% due 07/25/2036	11,700	11,329
1.486% due 05/25/2037	4,540	4,452
1.646% due 01/25/2036	15,400	12,961
1.796% due 06/25/2033	881	746
1.861% due 03/25/2035	2,740	2,696
2.011% due 01/25/2035	51	51
5.120% due 12/25/2033	284	263
Residential Funding Home Loan Trust
1.506% due 12/25/2032	1	1
6.730% due 06/25/2037	5,000	4,785
SACO Trust
1.576% due 05/25/2036	875	1,591
1.736% due 06/25/2036 ^	171	409
SACO, Inc.
1.966% due 07/25/2035	1,134	1,084
Saxon Asset Securities Trust
1.716% due 03/25/2032	264	259
1.756% due 03/25/2035	685	637
Securitized Asset-Backed Receivables LLC Trust
1.266% due 10/25/2036 ^	1,313	747
1.366% due 12/25/2036	30,419	18,035
Security National Mortgage Loan Trust
1.866% due 11/25/2034	590	551
SG Mortgage Securities Trust
1.346% due 07/25/2036	66,841	39,185
SLC Student Loan Trust
2.064% due 11/25/2042	3,675	3,728
2.146% due 06/15/2021	5,400	5,376
SLM Private Credit Student Loan Trust
1.436% due 12/15/2023	2,979	2,970
SLM Private Education Loan Trust
3.409% due 06/16/2042	22,605	23,585
4.540% due 10/17/2044	10,000	10,372
SLM Student Loan Trust
1.266% due 01/27/2025	12,756	12,693
2.056% due 07/25/2023	17,100	17,157
2.306% due 04/25/2019	19,128	19,206
2.446% due 12/15/2033	34,633	35,032
2.656% due 04/25/2023	35,900	36,779
2.856% due 07/25/2023	25,659	26,380
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	16,678	16,640
1.830% due 05/25/2040	21,608	21,618

Soundview Home Loan Trust
1.476% due 12/25/2035	405	405
2.516% due 11/25/2033	62	63
South Carolina Student Loan Corp.
2.202% due 09/03/2024	600	604
Specialty Underwriting & Residential Finance Trust
1.716% due 09/25/2036	1,000	814
2.116% due 06/25/2036	16,022	12,832
2.416% due 10/25/2035	111	93
Springleaf Funding Trust
2.680% due 07/15/2030	37,500	37,413
Structured Asset Investment Loan Trust
1.876% due 04/25/2035	12,289	12,290
1.981% due 08/25/2035	1,500	1,432
2.191% due 09/25/2034	97	93
2.491% due 12/25/2034	813	692
2.641% due 04/25/2034	35	34
Structured Asset Securities Corp. Mortgage Loan Trust
1.306% due 06/25/2037	179	179
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	82	80
Symphony CLO Ltd.
1.908% due 01/15/2024	9,109	9,103
Trapeza CDO Ltd.
2.087% due 11/16/2034	211	206
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	447	439
Utah State Board of Regents
1.774% due 01/25/2057	16,981	17,027
VOLT LLC
3.375% due 05/28/2047	34,038	34,110
3.500% due 03/25/2047	30,624	30,752
3.500% due 03/25/2055	4,311	4,338
Voya CLO Ltd.
2.478% due 10/15/2022	14,964	14,984
Washington Mutual Asset-Backed Certificates Trust
1.276% due 10/25/2036	113	57
Wells Fargo Home Equity Asset-Backed Securities Trust
2.266% due 02/25/2035	3,500	3,308
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.846% due 04/25/2034	92	86

Total Asset-Backed Securities (Cost $1,977,035)		2,009,403

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (d) 0.0%		1,838

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.966% due 08/31/2017 (b)(c)	263	263

Total Short-Term Instruments (Cost $2,101)		2,101

Total Investments in Securities (Cost $3,477,826)		3,554,955

	SHARES
INVESTMENTS IN AFFILIATES 17.9%
SHORT-TERM INSTRUMENTS 17.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.9%
PIMCO Short-Term Floating NAV Portfolio III	68,910,622	681,250

Total Short-Term Instruments (Cost $681,198)		681,250

Total Investments in Affiliates (Cost $681,198)		681,250

Total Investments 111.3% (Cost $4,159,024)		$4,236,205
Financial Derivative Instruments (e)(g) (0.2)% (Cost or Premiums, net ($26,698))		(9,218)
Other Assets and Liabilities, net (11.1)%		(421,812)

Net Assets 100.0%		$3,805,175

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$1,838	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(1,876)	$1,838	$1,838

Total Repurchase Agreements						$(1,876)	$1,838	$1,838

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2017	809	$174,832	$(140)	$0	$(76)

Total Futures Contracts				$(140)	$0	$(76)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/15/2023	$42,500	$434	$(352)	$82	$93	$0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	105,400	6,095	(1,498)	4,597	321	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027	13,600	1,179	(230)	949	41	0

					$7,708	$(2,080)	$5,628	$455	$0

Total Swap Agreements					$7,708	$(2,080)	$5,628	$455	$0

(f)	Securities with an aggregate market value of $5,652 and cash of $148 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(g)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	02/25/2035	$53	$0	$28	$28	$0
JPM	UBS Commercial Mortgage Trust 0.900% due 09/15/2040	(1.170)	09/15/2040	1,000	0	460	460	0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730)	01/25/2034	118	0	29	29	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	05/25/2033	2,500	0	21	21	0

					$0	$538	$538	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$256	$0	$14	$14	$0
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	09/25/2034	518	(176)	177	1	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790	01/25/2034	118	0	(29)	0	(29)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	05/25/2033	2,500	0	43	43	0
	Auto Loan ABS 2017 2.25-100% due 10/20/2020	0.600	10/20/2022	23,655	0	(2)	0	(2)
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	421	(147)	82	0	(65)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	352	(113)	114	1	0

					$(436)	$399	$59	$(96)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$30,280	$(6,727)	$4,157	$0	$(2,570)
DUB	ABX.HE.AA.6-2 Index	0.170	05/25/2046	143	(57)	6	0	(51)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	26,765	(612)	659	47	0
FBF	ABX.HE.AA.7-1 Index	0.150	08/25/2037	1,565	(1,327)	857	0	(470)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	33,000	(1,119)	1,105	0	(14)
GST	CMBX.NA.AAA.10 Index	0.500	11/17/2059	103,100	(2,207)	(134)	0	(2,341)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	10,805	(404)	400	0	(4)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	5,100	(218)	186	0	(32)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	81,800	(5,071)	3,961	0	(1,110)
JPS	CMBX.NA.AAA.6 Index	0.500	05/11/2063	24,783	(537)	580	43	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	71,400	(3,276)	2,826	0	(450)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	21,400	(2,044)	148	0	(1,896)
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	24,782	(537)	580	43	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	25,000	(871)	861	0	(10)
SAL	CMBX.NA.AAA.10 Index	0.500	11/17/2059	56,500	(1,255)	(28)	0	(1,283)

					$(26,262)	$16,164	$133	$(10,231)

Total Swap Agreements					$(26,698)	$17,101	$730	$(10,327)

(h)	Securities with an aggregate market value of $9,846 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,672	$0	$3,672
Industrials	0	8,511	0	8,511
Municipal Bonds & Notes
Texas	0	607	0	607
West Virginia	0	3,241	0	3,241
U.S. Government Agencies	0	586,650	0	586,650
U.S. Treasury Obligations	0	50,661	0	50,661
Non-Agency Mortgage-Backed Securities	0	842,271	47,838	890,109
Asset-Backed Securities	0	1,971,990	37,413	2,009,403
Short-Term Instruments
Repurchase Agreements	0	1,838	0	1,838
U.S. Treasury Bills	0	263	0	263
	$0	$3,469,704	$85,251	$3,554,955

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$681,250	$0	$0	$681,250

Total Investments	$681,250	$3,469,704	$85,251	$4,236,205

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	455	0	455
Over the counter	0	730	0	730
	$0	$1,185	$0	$1,185

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(76)	0	0	(76)
Over the counter	0	(10,325)	(2)	(10,327)

	$(76)	$(10,325)	$(2)	$(10,403)

Total Financial Derivative Instruments	$(76)	$(9,140)	$(2)	$(9,218)

Totals	$681,174	$3,460,564	$85,249	$4,226,987

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (2)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$30,088	$18,745	$(1,110)	$29	$144	$(58)	$0	$0	$47,838	$(45)
Asset-Backed Securities	40,791	37,489	(2,086)	0	0	59	0	(38,840)	37,413	(76)

	$70,879	$56,234	$(3,196)	$29	$144	$1	$0	$(38,840)	$85,251	$(121)
Financial Derivative Instruments - Assets
Over the counter	$(6)	$0	$(3)	$0	$4	$3	$0	$0	$(2)	$2

Totals	$70,873	$56,234	$(3,199)	$29	$148	$4	$0	$(38,840)	$85,249	$(119)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$18,528	Proxy Pricing	Base Price	102.992
	29,310	Third Party Vendor	Broker Quote	83.250 - 86.500
Asset-Backed Securities	37,413	Proxy Pricing	Base Price	99.970
Financial Derivative Instruments - Assets
Over the counter	(2)	Indicative Market Quotation	Broker Quote	0.012

Total	$85,249

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments

PIMCO Emerging Markets Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 69.7%
ARGENTINA 1.3%
SOVEREIGN ISSUES 1.3%
Argentine Government International Bond
6.250% due 04/22/2019		$8,000	$8,400

Total Argentina (Cost $8,175)			8,400

BERMUDA 0.9%
CORPORATE BONDS & NOTES 0.9%
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		$5,000	5,453

Total Bermuda (Cost $5,267)			5,453

BRAZIL 24.0%
CORPORATE BONDS & NOTES 10.7%
Caixa Economica Federal
2.375% due 11/06/2017		$6,900	6,910
4.250% due 05/13/2019		6,000	6,093
4.500% due 10/03/2018		5,500	5,591
CSN Islands Corp.
6.875% due 09/21/2019 (e)		1,000	788
6.875% due 09/21/2019		400	315
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		3,000	3,015
5.750% due 01/22/2021		1,000	1,051
Petrobras Global Finance BV
6.125% due 01/17/2022		11,600	12,006
6.750% due 01/27/2041		100	94
7.875% due 03/15/2019		5,000	5,377
8.375% due 05/23/2021		23,850	26,757

			67,997

SOVEREIGN ISSUES 13.3%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		4,074	4,227
Brazil Government International Bond
5.625% due 02/21/2047		5,000	4,787
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (b)	BRL	260,900	75,470

			84,484

Total Brazil (Cost $150,098)			152,481

CAYMAN ISLANDS 1.6%
CORPORATE BONDS & NOTES 1.6%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,417
3.000% due 06/30/2020		300	305
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,420
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		8,223	4,481
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(c)		839	287
6.750% due 10/01/2023 ^(c)		3,308	1,133

Total Cayman Islands (Cost $15,420)			10,043

CHILE 1.8%
CORPORATE BONDS & NOTES 1.8%
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		$10,500	11,341
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		174	172

Total Chile (Cost $11,448)			11,513

CHINA 0.5%
CORPORATE BONDS & NOTES 0.5%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$1,000	1,072
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		2,000	2,130

Total China (Cost $2,997)			3,202

COLOMBIA 1.5%
CORPORATE BONDS & NOTES 1.5%
Ecopetrol S.A.
5.375% due 06/26/2026		$560	584
5.875% due 05/28/2045		3,100	2,861
7.625% due 07/23/2019		5,500	6,091

Total Colombia (Cost $9,177)			9,536

CZECH REPUBLIC 0.9%
SOVEREIGN ISSUES 0.9%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	130,600	5,761

Total Czech Republic (Cost $5,275)			5,761

HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.6%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$3,000	3,021
3.400% due 04/16/2023 (e)		500	511

Total Hong Kong (Cost $3,490)			3,532

INDONESIA 0.9%
SOVEREIGN ISSUES 0.9%
Indonesia Government International Bond
6.750% due 01/15/2044		$2,400	3,095
11.625% due 03/04/2019		2,400	2,775

Total Indonesia (Cost $5,511)			5,870

KAZAKHSTAN 0.9%
CORPORATE BONDS & NOTES 0.9%
Kazakhstan Temir Zholy National Co. JSC
6.375% due 10/06/2020		$5,000	5,388
Samruk-Energy JSC
3.750% due 12/20/2017		400	400

Total Kazakhstan (Cost $5,575)			5,788

LUXEMBOURG 2.0%
CORPORATE BONDS & NOTES 2.0%
Gazprom OAO Via Gaz Capital S.A.
3.700% due 07/25/2018	EUR	1,000	1,177
8.146% due 04/11/2018		$5,750	5,995
9.250% due 04/23/2019		650	723
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		4,000	4,191
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	519

Total Luxembourg (Cost $12,319)			12,605

MEXICO 7.4%
CORPORATE BONDS & NOTES 4.8%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	5,112
BBVA Bancomer S.A.
6.500% due 03/10/2021		7,000	7,744
6.750% due 09/30/2022		2,000	2,270

Petroleos Mexicanos
3.178% due 07/18/2018		5,500	5,569
3.500% due 07/18/2018		6,500	6,595
3.750% due 03/15/2019	EUR	1,000	1,204
5.500% due 02/04/2019		$1,500	1,570
5.750% due 03/01/2018		407	417

			30,481

SOVEREIGN ISSUES 2.6%
Mexico Government International Bond
6.500% due 06/10/2021	MXN	150,000	8,241
8.500% due 12/13/2018		470	26
10.000% due 12/05/2024		129,000	8,476

			16,743

Total Mexico (Cost $49,458)			47,224

NETHERLANDS 0.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Petrobras Netherlands BV
3.257% - 3.281% due 05/10/2022		$200	196

Total Netherlands (Cost $194)			196

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	28

Total Poland (Cost $29)			28

QATAR 0.4%
SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
6.550% due 04/09/2019		$2,400	2,569

Total Qatar (Cost $2,514)			2,569

RUSSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,398

Total Russia (Cost $3,079)			3,398

SINGAPORE 0.0%
SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	52

Total Singapore (Cost $50)			52

SOUTH AFRICA 1.8%
CORPORATE BONDS & NOTES 1.0%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		$6,100	6,174

SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
6.875% due 05/27/2019		5,000	5,407

Total South Africa (Cost $11,427)			11,581

SOUTH KOREA 0.5%
SOVEREIGN ISSUES 0.5%
Export-Import Bank of Korea
2.625% due 12/30/2020		$500	504
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,600	2,600

Total South Korea (Cost $3,108)			3,104

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$1,501	1,544

Total United Arab Emirates (Cost $1,534)		1,544

UNITED STATES 1.9%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
1.516% due 03/25/2037	$346	242
Morgan Stanley Mortgage Loan Trust
1.576% due 04/25/2037	319	161

		403

CORPORATE BONDS & NOTES 1.5%
Bank of America Corp.
6.875% due 04/25/2018	2,400	2,498
Rio Oil Finance Trust
9.250% due 07/06/2024	3,208	3,273
9.750% due 01/06/2027	2,553	2,617
Wachovia Corp.
5.750% due 02/01/2018	900	921

		9,309

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Mortgage Trust
3.439% due 02/25/2036 ^	18	17
Bear Stearns Adjustable Rate Mortgage Trust
3.260% due 03/25/2035	991	1,002
Chase Mortgage Finance Trust
3.328% due 03/25/2037 ^	48	47
Citigroup Mortgage Loan Trust, Inc.
3.111% due 07/25/2046 ^	28	24
3.573% due 03/25/2034	7	7
Countrywide Home Loan Mortgage Pass-Through Trust
3.051% due 10/20/2035	97	85
3.174% due 09/25/2047 ^	22	21
HarborView Mortgage Loan Trust
3.732% due 08/19/2036 ^	11	11
Luminent Mortgage Trust
1.204% due 12/25/2036 ^	35	32
MASTR Adjustable Rate Mortgages Trust
1.456% due 05/25/2037	163	108
Merrill Lynch Alternative Note Asset Trust
1.516% due 03/25/2037	319	147
3.624% due 06/25/2037 ^	227	167
Merrill Lynch Mortgage-Backed Securities Trust
3.519% due 04/25/2037 ^	38	33
Morgan Stanley Mortgage Loan Trust
3.110% due 06/25/2036	11	11
Sequoia Mortgage Trust
3.093% due 01/20/2047 ^	22	18
WaMu Mortgage Pass-Through Certificates Trust
2.567% due 01/25/2037 ^	45	41
2.763% due 04/25/2037 ^	30	27
2.778% due 12/25/2036 ^	28	26
2.852% due 05/25/2037 ^	59	48
2.918% due 09/25/2036 ^	50	47
2.953% due 12/25/2036 ^	104	99

		2,018

Total United States (Cost $11,528)		11,730

VIRGIN ISLANDS (BRITISH) 1.8%
CORPORATE BONDS & NOTES 1.8%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$1,700	1,787
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,000	2,026
Rosneft Finance S.A.
7.875% due 03/13/2018	7,327	7,597

Total Virgin Islands (British) (Cost $11,027)		11,410

SHORT-TERM INSTRUMENTS 18.3%
REPURCHASE AGREEMENTS (d) 4.3%			27,092

ARGENTINA TREASURY BILLS 9.0%
3.053% due 09/15/2017 - 04/27/2018 (a)(b)		$57,900	57,251

CZECH REPUBLIC TREASURY BILLS 0.8%
(0.564)% due 08/11/2017 - 09/29/2017 (a)(b)	CZK	113,000	4,945

MEXICO TREASURY BILLS 3.1%
6.713% due 08/17/2017 - 01/04/2018 (a)(b)	MXN	362,000	19,684

U.S. TREASURY BILLS 1.1%
0.945% due 08/31/2017 (a)(b)(h)		$7,077	7,066

Total Short-Term Instruments (Cost $113,929)			116,038

Total Investments in Securities (Cost $442,629)			443,058

	SHARES
INVESTMENTS IN AFFILIATES 29.1%
SHORT-TERM INSTRUMENTS 29.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.1%
PIMCO Short-Term Floating NAV Portfolio III		18,687,952	184,749

Total Short-Term Instruments (Cost $184,745)			184,749

Total Investments in Affiliates (Cost $184,745)			184,749

Total Investments 98.8% (Cost $627,374)			$627,807
Financial Derivative Instruments (f)(g) (0.3)% (Cost or Premiums, net $(4,356))			(2,013)
Other Assets and Liabilities, net 1.5%			9,678

Net Assets 100.0%			$635,472

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	07/23/2015	$607	$287	0.04%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	07/15/2015 - 07/16/2015	2,565	1,133	0.18

				$3,172	$1,420	0.22%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.440%	06/30/2017	07/03/2017	$25,900	Fannie Mae 4.000% due 05/01/2047	$(26,885)	$25,900	$25,903
SSB	0.050	06/30/2017	07/03/2017	1,192	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(1,219)	1,192	1,192

Total Repurchase Agreements						$(28,104)	$27,092	$27,095

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BRC	(1.500)%	08/03/2016	TBD	(4)	$(652)	$(641)
	(0.250)	05/18/2017	TBD	(4)	(510)	(510)

Total Reverse Repurchase Agreements						$(1,151)

(e)	Securities with an aggregate market value of $1,298 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(1,834) at a weighted average interest rate of (0.932)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	10.240%	01/02/2025	BRL	415,800	$(404)	$(1,080)	$(1,484)	$436	$0
Pay	1-Year BRL-CDI	11.600	01/02/2025		96,000	(39)	1,190	1,151	78	0
Pay	28-Day MXN-TIIE	5.520	09/07/2018	MXN	256,700	(345)	73	(272)	0	(9)
Pay	28-Day MXN-TIIE	5.530	09/11/2018		175,000	(236)	53	(183)	0	(6)
Pay	28-Day MXN-TIIE	5.240	10/05/2018		170,000	(278)	57	(221)	0	(6)

						$(1,302)	$293	$(1,009)	$514	$(21)

Total Swap Agreements						$(1,302)	$293	$(1,009)	$514	$(21)

Cash of $12,447 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	ILS	2,993	$	826	$0	$(32)
	12/2017	CNH	2,988		416	0	(20)
BPS	07/2017	BRL	73,900		25,370	3,063	0
	07/2017	MXN	67,100		3,279	0	(410)
	07/2017	$	22,338	BRL	73,900	0	(32)
	07/2017		2,409	EUR	2,118	10	0
	08/2017	EUR	2,118	$	2,413	0	(10)
	08/2017	MXN	25,000		1,252	0	(117)
	08/2017	$	654	MXN	11,948	1	0
	09/2017		1,500	KRW	1,718,250	2	0
	03/2018	MXN	156,000	$	7,460	0	(832)
BRC	08/2017	CZK	8,000		321	0	(29)
CBK	07/2017	EUR	2,118		2,383	0	(36)
	08/2017	MXN	204,400		10,048	0	(1,138)
	12/2017	CNH	2,350		327	0	(16)
DUB	12/2017		5,924		825	0	(39)
	01/2018	BRL	180,500		50,821	0	(1,927)
FBF	07/2017	$	1,385	INR	90,967	20	0
	09/2017	KRW	135,306,841	$	120,348	2,071	0
GLM	08/2017	$	9,003	ZAR	121,457	234	0
	10/2017		227	IDR	3,052,000	0	(1)
	10/2017		2,017	RUB	118,250	0	(57)
	01/2018	MXN	14,000	$	684	0	(66)
HUS	12/2017	CNH	16,607		2,278	0	(146)
	12/2017	$	5,190	CNH	36,241	98	0
JPM	07/2017		3,524	MXN	67,100	165	0
	08/2017	MXN	361,989	$	18,492	0	(1,342)
	08/2017	$	105	MXN	1,900	0	(1)
	09/2017	CZK	105,000	$	4,248	0	(367)
	10/2017	$	12,500	IDR	167,982,500	0	(33)
	01/2018	BRL	80,400	$	22,225	0	(1,270)
	03/2018	$	7,857	MXN	156,000	435	0
MSB	08/2017	BRL	42,291	$	12,649	0	(41)
NGF	07/2017	MXN	9,000		443	0	(53)
	08/2017		14,000		683	0	(81)
	09/2017	$	2,500	KRW	2,854,650	0	(5)
	09/2017		5,000	TWD	152,030	2	0
	11/2017	MXN	46,000	$	2,231	0	(246)
SCX	08/2017	$	215	PLN	829	9	0
	09/2017	SGD	101,730	$	73,725	0	(252)
SOG	07/2017	$	474	MXN	9,000	22	0
	08/2017	TRY	6,184	$	1,615	0	(122)
	09/2017	TWD	5,497,407		182,172	1,317	0
	03/2018	CZK	132,646		5,433	0	(472)
TOR	07/2017	BRL	73,900		22,338	32	0
	07/2017	$	22,186	BRL	73,900	121	0
	08/2017	BRL	73,900	$	22,055	0	(121)
	08/2017	MXN	25,000		1,246	0	(122)
	08/2017	$	34,912	BRL	116,104	0	(72)
	09/2017		1,500	SGD	2,070	6	0
UAG	09/2017	THB	23,170	$	683	1	0
	09/2017	$	1,114	HKD	8,666	0	(1)
	12/2017	CNH	8,371	$	1,167	0	(55)

Total Forward Foreign Currency Contracts						$7,609	$(9,564)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	3.520	08/14/2017	$25,000	$(233)	$(134)
	Call - OTC USD versus BRL		4.250	11/17/2017	15,000	(435)	(37)
FBF	Call - OTC USD versus BRL		3.500	08/10/2017	30,000	(294)	(165)
	Call - OTC USD versus BRL		3.510	08/18/2017	25,000	(235)	(161)
	Call - OTC USD versus BRL		3.550	09/05/2017	50,000	(650)	(385)
GLM	Call - OTC USD versus ZAR	ZAR	13.425	07/20/2017	25,000	(216)	(173)
JPM	Call - OTC USD versus BRL	BRL	3.430	07/07/2017	50,000	(393)	(38)
	Call - OTC USD versus BRL		3.500	08/07/2017	30,000	(276)	(147)

						$(2,732)	$(1,240)

Total Written Options						$(2,732)	$(1,240)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	03/20/2020	0.580%	$20,000	$(156)	$388	$232	$0
	Panama Government International Bond	1.000	12/20/2020	0.636	3,500	42	3	45	0
	South Africa Government International Bond	1.000	06/20/2019	0.760	10,000	32	18	50	0
BRC	Argentine Republic Government International Bond	5.000	06/20/2021	2.651	500	8	36	44	0
	Penerbangan Malaysia Bhd.	1.000	09/20/2020	0.550	5,000	(60)	133	73	0
	South Africa Government International Bond	1.000	06/20/2019	0.760	20,000	78	23	101	0
CBK	Brazil Government International Bond	1.000	12/20/2017	0.489	10,000	(453)	481	28	0
	Colombia Government International Bond	1.000	06/20/2019	0.522	10,000	114	(17)	97	0
DUB	Brazil Government International Bond	1.000	06/20/2023	2.740	400	(52)	15	0	(37)
	Colombia Government International Bond	1.000	06/20/2019	0.522	10,000	5	92	97	0
	Petroleos Mexicanos	1.000	06/20/2018	0.618	5,000	(69)	89	20	0
	Petroleos Mexicanos	1.000	06/20/2022	2.147	5,000	(263)	2	0	(261)
FBF	Colombia Government International Bond	1.000	06/20/2019	0.522	100	(4)	5	1	0
GST	Argentine Republic Government International Bond	5.000	06/20/2021	2.651	500	5	39	44	0
	Brazil Government International Bond	1.000	09/20/2017	0.432	2,000	(74)	77	3	0
	Brazil Government International Bond	1.000	09/20/2019	1.142	1,000	(107)	104	0	(3)
	Colombia Government International Bond	1.000	12/20/2018	0.467	5,000	(57)	98	41	0
	Panama Government International Bond	1.000	12/20/2020	0.636	3,500	42	2	44	0
	Petrobras Global Finance BV	1.000	12/20/2019	1.744	1,000	(111)	93	0	(18)
	South Africa Government International Bond	1.000	06/20/2020	1.190	3,000	(31)	16	0	(15)
HUS	Brazil Government International Bond	1.000	09/20/2017	0.432	20,000	(326)	359	33	0
JPM	Penerbangan Malaysia Bhd.	1.000	09/20/2020	0.550	10,000	(131)	276	145	0

						$(1,568)	$2,332	$1,098	$(334)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	28-Day MXN-TIIE	5.750%	06/11/2018	MXN	95,000	$(56)	$(19)	$0	$(75)

Total Swap Agreements							$(1,624)	$2,313	$1,098	$(409)

(h)	Securities with an aggregate market value of $6,556 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$8,400	$0	$8,400
Bermuda
Corporate Bonds & Notes	0	5,453	0	5,453
Brazil
Corporate Bonds & Notes	0	67,997	0	67,997
Sovereign Issues	0	84,484	0	84,484
Cayman Islands
Corporate Bonds & Notes	0	10,043	0	10,043
Chile
Corporate Bonds & Notes	0	11,513	0	11,513
China
Corporate Bonds & Notes	0	3,202	0	3,202
Colombia
Corporate Bonds & Notes	0	9,536	0	9,536
Czech Republic
Sovereign Issues	0	5,761	0	5,761
Hong Kong
Corporate Bonds & Notes	0	3,532	0	3,532
Indonesia
Sovereign Issues	0	5,870	0	5,870
Kazakhstan
Corporate Bonds & Notes	0	5,788	0	5,788
Luxembourg
Corporate Bonds & Notes	0	12,605	0	12,605
Mexico
Corporate Bonds & Notes	0	30,481	0	30,481
Sovereign Issues	0	16,743	0	16,743
Netherlands
Loan Participations and Assignments	0	0	196	196
Poland
Sovereign Issues	0	28	0	28
Qatar
Sovereign Issues	0	2,569	0	2,569
Russia
Corporate Bonds & Notes	0	3,398	0	3,398
Singapore
Sovereign Issues	0	52	0	52
South Africa
Corporate Bonds & Notes	0	6,174	0	6,174
Sovereign Issues	0	5,407	0	5,407
South Korea
Sovereign Issues	0	3,104	0	3,104
United Arab Emirates
Corporate Bonds & Notes	0	1,544	0	1,544
United States
Asset-Backed Securities	0	403	0	403
Corporate Bonds & Notes	0	9,309	0	9,309
Non-Agency Mortgage-Backed Securities	0	2,018	0	2,018
Virgin Islands (British)
Corporate Bonds & Notes	0	11,410	0	11,410
Short-Term Instruments
Repurchase Agreements	0	27,092	0	27,092
Argentina Treasury Bills	0	57,251	0	57,251
Czech Republic Treasury Bills	0	4,945	0	4,945
Mexico Treasury Bills	0	19,684	0	19,684
U.S. Treasury Bills	0	7,066	0	7,066
	$0	$442,862	$196	$443,058

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$184,749	$0	$0	$184,749

Total Investments	$184,749	$442,862	$196	$627,807

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	514	0	514
Over the counter	0	8,707	0	8,707
	$0	$9,221	$0	$9,221

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(21)	0	(21)
Over the counter	0	(11,213)	0	(11,213)

	$0	$(11,234)	$0	$(11,234)

Total Financial Derivative Instruments	$0	$(2,013)	$0	$(2,013)

Totals	$184,749	$440,849	$196	$625,794
There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 13.0%
Ancestry.com Operations, Inc.
4.340% due 10/19/2023		$891	$900
9.460% due 10/19/2024		4,500	4,547
Burger King Worldwide, Inc.
3.476% - 3.546% due 02/16/2024		995	995
CBS Radio, Inc.
4.716% due 10/17/2023		225	227
CD&R Plumb Buyer LLC
TBD% due 06/25/2018		3,000	2,985
EB Holdings
TBD% due 03/31/2049	EUR	8,876	3,183
Endo Luxembourg Finance Co. SARL
5.500% due 04/29/2024		$2,900	2,928
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018		5,000	5,021
4.295% due 06/30/2017		47,660	47,757
Neiman Marcus Group Ltd. LLC
4.339% due 10/25/2020		3,964	3,000
Ortho-Clinical Diagnostics, Inc.
5.046% due 06/30/2021		825	822
Quest Software U.S. Holdings, Inc.
7.226% due 10/31/2022		298	304
TEX Operations Co. LLC
3.795% due 08/04/2023		260	258
3.976% due 08/04/2023		1,134	1,125
Valeant Pharmaceuticals International, Inc.
5.830% due 04/01/2022		3,439	3,490

Total Loan Participations and Assignments (Cost $78,063)			77,542

CORPORATE BONDS & NOTES 85.3%
BANKING & FINANCE 29.8%
Ally Financial, Inc.
4.250% due 04/15/2021		3,500	3,631
8.000% due 11/01/2031		4,715	5,799
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	1,600	2,059
Arrow Global Finance PLC
4.750% due 05/01/2023	EUR	1,500	1,795
5.125% due 09/15/2024	GBP	400	542
Banco Mercantil del Norte S.A.
6.875% due 12/31/2099 (a)		$600	620
7.625% due 12/31/2099 (a)		600	622
Banco Pan S.A.
8.500% due 04/23/2020		2,425	2,419
Barclays PLC
7.875% due 09/15/2022 (f)	GBP	3,000	4,225
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$42,600	42,835
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	600	808
7.500% due 10/01/2023		5,000	7,041
CIT Group, Inc.
5.000% due 08/15/2022		$4,425	4,779
5.800% due 06/15/2022 (f)		700	732
Citigroup, Inc.
6.250% due 08/15/2026 (f)		1,300	1,444
Credit Agricole S.A.
7.875% due 01/23/2024 (f)		1,000	1,102
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		1,000	1,124
Crescent Communities LLC
8.875% due 10/15/2021		3,500	3,692
Exeter Finance Corp.
9.750% due 05/20/2019		7,500	7,314
Fly Leasing Ltd.
6.375% due 10/15/2021		350	369
6.750% due 12/15/2020		1,100	1,156
HSBC Holdings PLC
6.375% due 03/30/2025 (f)		400	427
Icahn Enterprises LP
6.250% due 02/01/2022		250	261
6.750% due 02/01/2024		100	105

Jefferies Finance LLC
6.875% due 04/15/2022	2,200	2,206
7.375% due 04/01/2020	3,300	3,399
7.500% due 04/15/2021	4,975	5,186
Jefferies LoanCore LLC
6.875% due 06/01/2020	1,305	1,318
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022	2,850	2,936
Lincoln Finance Ltd.
7.375% due 04/15/2021	500	532
Nationstar Mortgage LLC
6.500% due 07/01/2021	675	694
6.500% due 06/01/2022	2,400	2,478
7.875% due 10/01/2020	7,400	7,608
Navient Corp.
5.625% due 08/01/2033	2,000	1,681
5.875% due 03/25/2021	4,250	4,505
6.625% due 07/26/2021 (j)	8,800	9,493
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	8,000	8,060
8.750% due 04/15/2018	1,860	1,867
Pinnacol Assurance
8.625% due 06/25/2034 (h)	5,000	5,409
Provident Funding Associates LP
6.750% due 06/15/2021 (j)	16,010	16,564
Societe Generale S.A.
7.375% due 09/13/2021 (f)	300	323
Springleaf Finance Corp.
6.125% due 05/15/2022	1,525	1,613
Stearns Holdings LLC
9.375% due 08/15/2020	6,785	7,022

		177,795

INDUSTRIALS 44.5%
ADT Corp.
3.500% due 07/15/2022	1,000	972
Afren PLC
6.625% due 12/09/2020 ^	1,952	10
10.250% due 04/08/2019 ^	1,537	8
Alliance Data Systems Corp.
5.875% due 11/01/2021	1,100	1,141
American Greetings Corp.
7.875% due 02/15/2025	300	326
BCD Acquisition, Inc.
9.625% due 09/15/2023	1,200	1,302
Boise Cascade Co.
5.625% due 09/01/2024	100	104
Brunswick Rail Finance Designated Activity Co.
6.500% due 11/01/2017	13,290	10,690
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^(g)	6,885	8,900
California Resources Corp.
5.000% due 01/15/2020 (j)	10,781	7,277
5.500% due 09/15/2021	734	429
6.000% due 11/15/2024	5,679	2,981
8.000% due 12/15/2022	3,268	2,079
CCO Holdings LLC
5.750% due 02/15/2026	2,000	2,145
5.875% due 04/01/2024	2,100	2,247
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	4,900	5,243
7.000% due 06/30/2024	2,100	2,352
Chesapeake Energy Corp.
6.625% due 08/15/2020	750	756
Chobani LLC
7.500% due 04/15/2025	1,000	1,060
CITGO Petroleum Corp.
6.250% due 08/15/2022	1,300	1,326
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	450	461
Cliffs Natural Resources, Inc.
8.250% due 03/31/2020 (j)	5,000	5,475
Community Health Systems, Inc.
6.250% due 03/31/2023	3,150	3,264
Continental Resources, Inc.
5.000% due 09/15/2022	300	296
Dell International LLC
8.350% due 07/15/2046 (j)	1,727	2,238
Dell, Inc.
5.400% due 09/10/2040	6,050	5,430
6.500% due 04/15/2038 (j)	16,950	17,247
Dynegy, Inc.
6.750% due 11/01/2019	150	155
7.375% due 11/01/2022	120	119
7.625% due 11/01/2024 (j)	3,900	3,802

8.000% due 01/15/2025		5,600	5,460
8.034% due 02/02/2024		1,276	1,212
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,600	1,736
Endo Dac
5.875% due 10/15/2024		1,650	1,708
6.000% due 07/15/2023		3,925	3,319
6.000% due 02/01/2025		6,025	4,940
Endo Finance LLC
5.375% due 01/15/2023		400	336
5.750% due 01/15/2022		1,125	1,018
First Data Corp.
7.000% due 12/01/2023		4,000	4,280
GFL Environmental, Inc.
9.875% due 02/01/2021		1,600	1,748
HCA, Inc.
5.250% due 06/15/2026		1,250	1,351
Hexion, Inc.
6.625% due 04/15/2020		400	367
Hilton Worldwide Finance LLC
4.875% due 04/01/2027		800	839
Huntsman International LLC
5.125% due 04/15/2021	EUR	800	1,036
IHS Markit Ltd.
4.750% due 02/15/2025		$3,000	3,229
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		2,050	1,999
Kinder Morgan, Inc.
8.050% due 10/15/2030		200	244
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		5,000	5,000
LABA Royalty Sub LLC (9.000% Cash or 9.000% PIK)
9.000% due 05/15/2029 (b)		3,841	3,880
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		10,000	9,787
5.625% due 10/15/2023 (j)		1,750	1,606
5.750% due 08/01/2022		500	473
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	1,000	1,075
Minerva Luxembourg S.A.
6.500% due 09/20/2026		$3,000	2,932
MPLX LP
4.500% due 07/15/2023 (j)		1,500	1,594
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	100	121
NCL Corp. Ltd.
4.750% due 12/15/2021 (j)		$8,000	8,324
Novasep Holding S.A.S. (5.000% Cash or 6.000% PIK)
8.000% due 05/31/2019	EUR	8,967	10,165
OGX Austria GmbH
8.500% due 06/01/2018 ^		$1,600	0
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		2,500	2,623
5.500% due 02/15/2024		1,400	1,466
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		1,500	544
5.500% due 04/12/2037		1,500	540
Platform Specialty Products Corp.
10.375% due 05/01/2021		1,200	1,331
Post Holdings, Inc.
5.000% due 08/15/2026		2,600	2,600
5.500% due 03/01/2025		1,200	1,241
5.750% due 03/01/2027		900	929
Precision Drilling Corp.
6.625% due 11/15/2020		897	883
7.750% due 12/15/2023		1,250	1,238
QGOG Constellation S.A.
6.250% due 11/09/2019		5,600	4,046
Quorum Health Corp.
11.625% due 04/15/2023		2,000	1,775
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027 (j)		4,425	4,714
5.625% due 04/15/2023 (j)		2,350	2,615
5.625% due 03/01/2025		1,250	1,382
5.875% due 06/30/2026		1,100	1,233
Sealed Air Corp.
6.875% due 07/15/2033		500	578
Sensata Technologies BV
5.625% due 11/01/2024		750	807
SFR Group S.A.
6.000% due 05/15/2022		2,250	2,357
7.375% due 05/01/2026		5,000	5,444
Southwestern Energy Co.
4.100% due 03/15/2022		100	94
Suburban Propane Partners LP
5.750% due 03/01/2025		610	607

T-Mobile USA, Inc.
6.000% due 04/15/2024		3,425	3,673
6.500% due 01/15/2026 (j)		7,000	7,744
Tenet Healthcare Corp.
4.746% due 06/15/2020		1,300	1,313
4.750% due 06/01/2020		1,500	1,560
Tesco PLC
6.150% due 11/15/2037		2,601	2,738
Toll Brothers Finance Corp.
4.875% due 03/15/2027		2,600	2,685
Trinidad Drilling Ltd.
6.625% due 02/15/2025		350	333
United Rentals North America, Inc.
5.500% due 05/15/2027		350	361
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	6,300	5,936
5.375% due 03/15/2020		$6,200	5,998
5.625% due 12/01/2021		925	839
5.875% due 05/15/2023		5,000	4,312
6.125% due 04/15/2025		1,500	1,275
6.500% due 03/15/2022		950	999
Videotron Ltd.
5.125% due 04/15/2027		1,750	1,803
Virgin Australia Pass-Through Trust
6.000% due 04/23/2022		32	33
Virgin Media Finance PLC
5.250% due 02/15/2022		2,100	1,995
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	2,500	3,362
Weatherford International Ltd.
7.000% due 03/15/2038		$2,000	1,720
WPX Energy, Inc.
7.500% due 08/01/2020		2,300	2,427
Wynn Las Vegas LLC
5.250% due 05/15/2027		2,050	2,103
XFIT Brands, Inc.
9.000% due 07/12/2020 ^(h)		3,500	1,400
Ziggo Secured Finance BV
5.500% due 01/15/2027		2,100	2,150

			265,420

UTILITIES 11.0%
Blue Racer Midstream LLC
6.125% due 11/15/2022		1,350	1,367
CenturyLink, Inc.
7.500% due 04/01/2024		1,250	1,372
Genesis Energy LP
5.625% due 06/15/2024		200	191
6.000% due 05/15/2023		3,325	3,275
NSG Holdings LLC
7.750% due 12/15/2025		2,489	2,688
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,716	935
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(h)		839	287
6.750% due 10/01/2023 ^(h)		165	57
Petrobras Global Finance BV
5.375% due 01/27/2021		3,050	3,109
5.625% due 05/20/2043		3,000	2,509
Red Oak Power LLC
9.200% due 11/30/2029		3,200	3,456
Sprint Capital Corp.
8.750% due 03/15/2032		3,950	4,987
Sprint Communications, Inc.
7.000% due 08/15/2020 (j)		5,000	5,512
Sprint Corp.
7.125% due 06/15/2024 (j)		8,125	9,059
7.875% due 09/15/2023 (j)		8,850	10,200
Talen Energy Supply LLC
4.625% due 07/15/2019		177	173
Tenaska Alabama Partners LP
7.000% due 06/30/2021		2,538	2,608
Terraform Global Operating LLC
9.750% due 08/15/2022 (j)		12,450	14,006

			65,791

Total Corporate Bonds & Notes (Cost $480,102)			509,006

MUNICIPAL BONDS & NOTES 0.8%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015
4.800% due 05/01/2025		600	607

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,385	4,301

Total Municipal Bonds & Notes (Cost $4,164)		5,008

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust
3.477% due 10/25/2035	133	118
American Home Mortgage Assets Trust
1.652% due 11/25/2046	721	387
6.250% due 06/25/2037	236	192
Banc of America Alternative Loan Trust
1.616% due 05/25/2035 ^	45	37
Banc of America Funding Trust
3.499% due 03/20/2036 ^	160	139
Bear Stearns ALT-A Trust
3.152% due 01/25/2035	6	6
Citigroup Mortgage Loan Trust, Inc.
2.990% due 11/25/2035	457	455
Countrywide Alternative Loan Trust
1.396% due 05/25/2047	29	28
1.422% due 03/20/2046	50	43
1.476% due 07/25/2046 ^	358	255
1.732% due 12/25/2035	66	60
3.045% due 10/25/2035 ^	49	41
Countrywide Home Loan Mortgage Pass-Through Trust
1.856% due 03/25/2035	179	176
6.000% due 05/25/2036 ^	98	85
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	38	38
Downey Savings & Loan Association Mortgage Loan Trust
1.459% due 02/19/2045	30	29
First Horizon Alternative Mortgage Securities Trust
3.079% due 09/25/2035 ^	415	375
6.000% due 05/25/2036 ^	94	76
GMAC Mortgage Corp. Loan Trust
3.808% due 04/19/2036 ^	303	283
GSR Mortgage Loan Trust
3.279% due 11/25/2035	77	78
3.311% due 04/25/2035	3	3
3.690% due 05/25/2035	635	587
HarborView Mortgage Loan Trust
1.399% due 01/19/2038	30	28
1.449% due 03/19/2036	530	414
IndyMac Mortgage Loan Trust
3.237% due 09/25/2035 ^	77	72
JPMorgan Mortgage Trust
3.258% due 07/27/2037	422	403
3.576% due 07/25/2035	108	109
6.000% due 08/25/2037 ^	117	104
Residential Accredit Loans, Inc. Trust
1.546% due 03/25/2037	396	118
5.495% due 02/25/2036 ^	278	240
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	92	81
Structured Asset Mortgage Investments Trust
1.436% due 05/25/2036	35	31
WaMu Mortgage Pass-Through Certificates Trust
1.502% due 05/25/2047	414	376
2.313% due 10/25/2036 ^	213	196
4.001% due 07/25/2037 ^	182	169
Wells Fargo Mortgage-Backed Securities Trust
3.208% due 03/25/2035	244	245

Total Non-Agency Mortgage-Backed Securities (Cost $5,018)		6,077

ASSET-BACKED SECURITIES 0.5%
Carrington Mortgage Loan Trust
1.366% due 08/25/2036	100	72
Credit-Based Asset Servicing and Securitization LLC
3.761% due 01/25/2037 ^	1,016	514
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	460	238
Mid-State Trust
7.791% due 03/15/2038	16	17
Morgan Stanley ABS Capital, Inc. Trust
1.356% due 05/25/2037	157	95

Option One Mortgage Loan Trust Asset-Backed Certificates
2.191% due 08/25/2033		70	69
Residential Asset Securities Corp. Trust
1.366% due 08/25/2036		35	33
6.980% due 09/25/2031		1,610	1,618

Total Asset-Backed Securities (Cost $2,374)			2,656

SOVEREIGN ISSUES 0.2%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	886

Total Sovereign Issues (Cost $837)			886

	SHARES
COMMON STOCKS 1.2%
CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. ^		2,040,639	122

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (c)		25,177	0

FINANCIALS 0.5%
CIT Group, Inc.		31,331	1,526
Hipotecaria Su Casita S.A. de C.V. (c)		78,886	0
Nationstar Mortgage Holdings, Inc. (c)		68,300	1,222

			2,748

HEALTH CARE 0.7%
NVHL S.A. ‘A’ (c)(h)		231,498	423
NVHL S.A. ‘B’ (c)(h)		231,498	423
NVHL S.A. ‘C’ (c)(h)		231,498	423
NVHL S.A. ‘D’ (c)(h)		231,498	423
NVHL S.A. ‘E’ (c)(h)		231,498	423
NVHL S.A. ‘F’ (c)(h)		231,498	423
NVHL S.A. ‘G’ (c)(h)		231,498	423
NVHL S.A. ‘H’ (c)(h)		231,498	423
NVHL S.A. ‘I’ (c)(h)		231,498	423
NVHL S.A. ‘J’ (c)(h)		231,498	423

			4,230

Total Common Stocks (Cost $11,114)			7,100

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. - Exp. 01/12/2024 ^(h)		1	80

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019		2,849,700	159

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		60,750	11

Total Warrants (Cost $315)			250

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (i) 0.8%			4,942

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
0.930% due 08/31/2017 (d)(e)(m)		$1,143	1,141

Total Short-Term Instruments (Cost $6,083)			6,083

Total Investments in Securities (Cost $588,070)			614,608

	SHARES
INVESTMENTS IN AFFILIATES 10.2%
SHORT-TERM INSTRUMENTS 10.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.2%
PIMCO Short-Term Floating NAV Portfolio III	6,176,941	61,065

Total Short-Term Instruments (Cost $61,065)		61,065

Total Investments in Affiliates (Cost $61,065)		61,065

Total Investments 113.2% (Cost $649,135)		$675,673
Financial Derivative Instruments (k)(l) (0.1)% (Cost or Premiums, net $166)		(684)
Other Assets and Liabilities, net (13.1)%		(78,210)

Net Assets 100.0%		$596,779

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$723	$423	0.07%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	423	0.07
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	423	0.07
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	423	0.07
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	423	0.07
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	423	0.07
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	423	0.07
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	423	0.07
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	423	0.07
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	423	0.07
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	06/22/2015	639	287	0.05
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	12/17/2015	45	57	0.01
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,409	0.91
XFIT Brands, Inc. 9.000% due 07/12/2020	12/15/2016	3,500	1,400	0.24
Xfit Brands, Inc. - Exp. 01/12/2024	12/15/2016	155	80	0.01

		$16,575	$11,463	1.92%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	(1.750)%	01/25/2017	01/25/2018	$2,175	Country Garden Holdings Co. Ltd. 7.500% due 03/09/2020	$(2,143)	$2,175	$2,098
SSB	0.050	06/30/2017	07/03/2017	2,767	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(2,825)	2,767	2,767

Total Repurchase Agreements						$(4,968)	$4,942	$4,865

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.100)%	06/20/2017	TBD	(4)	$(3,413)	$(3,413)
DEU	(3.000)	07/22/2016	07/22/2017		(1,083)	(1,052)
GSC	(0.750)	01/25/2017	01/25/2018		(1,263)	(1,259)
SOG	1.600	06/21/2017	09/21/2017		(10,810)	(10,816)
	1.750	04/19/2017	07/19/2017		(8,436)	(8,467)
	1.750	04/19/2017	07/10/2027		(15,138)	(15,193)
	1.750	04/20/2017	07/03/2017		(9,097)	(9,130)
	1.750	05/23/2017	08/16/2017		(17,137)	(17,171)
	1.750	05/24/2017	07/19/2017		(12,741)	(12,766)
	1.750	05/24/2017	08/21/2017		(20,969)	(21,010)
	1.750	06/27/2017	08/22/2017		(5,001)	(5,002)
	1.800	06/15/2017	09/15/2017		(9,214)	(9,222)
	1.800	06/27/2017	09/21/2017		(5,072)	(5,073)

Total Reverse Repurchase Agreements						$(119,574)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
Corporate Bonds & Notes (0.4)%
Banking & Finance (0.4)%
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$2,000	$(2,041)	$(2,150)

Total Short Sales (0.4)%				$(2,041)	$(2,150)

(j)	Securities with an aggregate market value of $131,675 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(123,183) at a weighted average interest rate of 1.602%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $48 of accrued interest.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2017	617		$77,453	$(208)	$0	$(173)

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2017	50	EUR	(14,318)	$(52)	$3	$0
Euro-Bund 10-Year Bond September Futures	09/2017	66		(12,202)	181	119	0
Euro-Buxl 30-Year Bond September Futures	09/2017	11		(2,054)	43	44	0
U.S. Treasury 30-Year Bond September Futures	09/2017	29		$(4,457)	(48)	16	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	37		(6,137)	(126)	25	0

					$(2)	$207	$0

Total Futures Contracts					$(210)	$207	$(173)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	06/20/2022	1.525%		$7,000	$328	$(160)	$168	$0	$(10)
ArcelorMittal	1.000	06/20/2024	3.051	EUR	2,000	402	(112)	290	0	(4)
Arconic, Inc.	1.000	06/20/2021	1.187		5,000	263	(229)	34	0	(6)
Freeport-McMoRan, Inc.	1.000	06/20/2021	2.722		2,000	238	(112)	126	0	0
Staples, Inc.	1.000	09/20/2018	0.330		8,000	(64)	(4)	(68)	4	0
Viacom, Inc.	1.000	06/20/2027	1.632		10,000	556	(38)	518	9	0

						$1,723	$(655)	$1,068	$13	(20)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	06/20/2022	2.099		$13,300	$1,645	$134	$1,779	$39	$0
Sprint Communications, Inc.	5.000	09/20/2020	1.481		4,750	188	339	527	0	(2)
Tesco PLC	1.000	06/20/2021	1.165	EUR	2,500	(113)	95	(18)	0	0

						$1,720	$568	$2,288	$39	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	$54,450	$(3,228)	$(948)	$(4,176)	$0	$(117)
CDX.HY-28 5-Year Index	5.000	06/20/2022	39,000	(2,643)	(113)	(2,756)	0	(90)

				$(5,871)	$(1,061)	$(6,932)	$0	$(207)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$151,800	$7,692	$(5,645)	$2,047	$0	$(304)
Pay	3-Month USD-LIBOR	2.500	12/16/2025	19,500	1,483	(1,033)	450	0	(54)

					$9,175	$(6,678)	$2,497	$0	$(358)

Total Swap Agreements					$6,747	$(7,826)	$(1,079)	$52	$(587)

Cash of $18,126 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	EUR	24,428		$27,457	$0	$(443)
BPS	07/2017		$26,264	EUR	23,089	107	0
	07/2017		871	JPY	97,477	0	(4)
	08/2017	EUR	23,089		$26,302	0	(107)
	08/2017	JPY	97,477		872	4	0
	08/2017	MXN	291,544		15,425	0	(553)
BRC	08/2017		$15,119	MXN	291,534	858	0
CBK	07/2017	GBP	21,457		$27,608	0	(338)
	07/2017		$545	EUR	484	8	0
GLM	07/2017	GBP	1,541		$1,974	0	(33)
	07/2017	JPY	65,000		586	8	0
	07/2017		$9,653	GBP	7,565	200	0
HUS	07/2017	CHF	1,001		$1,035	0	(9)
	07/2017	JPY	32,477		294	6	0
	07/2017		$235	EUR	209	3	0
JPM	07/2017		1,056		944	22	0
	07/2017		7,507	GBP	5,905	184	0
SCX	07/2017	EUR	298		$335	0	(5)
UAG	07/2017		$12,211	GBP	9,528	199	0
	08/2017	GBP	9,528		$12,222	0	(199)

Total Forward Foreign Currency Contracts						$1,599	$(1,691)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	MBIA, Inc.	(5.000)%	12/20/2017	0.188%		$2,000	$(41)	$(9)	$0	$(50)
JPM	Turkey Government International Bond	(1.000)	03/20/2020	1.068		7,000	291	(281)	10	0

							$250	$(290)	$10	$(50)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Toshiba Corp.	1.000%	12/20/2017	6.700%	JPY	220,000	$(84)	$33	$0	$(51)

Total Swap Agreements							$166	$(257)	$10	$(101)

(m)	Securities with an aggregate market value of $1,141 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$77,542	$0	$77,542
Corporate Bonds & Notes
Banking & Finance	0	165,072	12,723	177,795
Industrials	0	264,020	1,400	265,420
Utilities	0	65,791	0	65,791
Municipal Bonds & Notes
Florida	0	607	0	607
New York	0	100	0	100
West Virginia	0	4,301	0	4,301
Non-Agency Mortgage-Backed Securities	0	6,077	0	6,077
Asset-Backed Securities	0	2,656	0	2,656
Sovereign Issues	0	886	0	886
Common Stocks
Consumer Discretionary	0	122	0	122
Financials	2,748	0	0	2,748
Health Care	0	4,230	0	4,230
Warrants
Consumer Discretionary	0	0	80	80
Information Technology	0	0	159	159
Utilities	11	0	0	11
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	4,942	0	4,942
U.S. Treasury Bills	0	1,141	0	1,141
	$2,759	$597,487	$14,362	$614,608

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$61,065	$0	$0	$61,065

Total Investments	$63,824	$597,487	$14,362	$675,673

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(2,150)	0	(2,150)
Loan Participations and Assignments	0	0	0	0
	$0	$(2,150)	$0	$(2,150)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	207	52	0	259
Over the counter	0	1,609	0	1,609
	$207	$1,661	$0	$1,868

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(173)	(587)	0	(760)
Over the counter	0	(1,792)	0	(1,792)

	$(173)	$(2,379)	$0	$(2,552)

Total Financial Derivative Instruments	$34	$(718)	$0	$(684)

Totals	$63,858	$594,619	$14,362	$672,839

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$24,870	$125	$(25,000)	$0	$0	$5	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	12,199	0	0	8	0	516	0	0	12,723	516
Industrials	12,698	0	0	3	0	(1,136)	0	(10,165)	1,400	(2,115)
Warrants
Consumer Discretionary	158	0	0	0	0	(78)	0	0	80	(78)
Information Technology	149	0	0	0	0	10	0	0	159	10

Totals	$50,074	$125	$(25,000)	$11	$0	$(683)	$0	$(10,165)	$14,362	$(1,667)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$7,314	Reference Instrument	Spread movement	281.000 bps
	5,409	Reference Instrument	OAS spread	549.080 bps
Industrials	1,400	Other Valuation Techniques (2)	—	—
Warrants
Consumer Discretionary	80	Other Valuation Techniques (2)	—	—
Information Technology	159	Other Valuation Techniques (2)	—	—

Total	$14,362

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.5%
CANADA 6.8%
SOVEREIGN ISSUES 6.8%
Province of Ontario
2.600% due 06/02/2025	CAD	12,300	$9,691
3.150% due 12/15/2017		$25,000	25,201
Province of Quebec
6.250% due 06/01/2032	CAD	10,000	10,972

Total Canada (Cost $43,078)			45,864

DENMARK 28.2%
CORPORATE BONDS & NOTES 28.2%
BRFkredit A/S
1.000% due 01/01/2019	DKK	50,000	7,854
2.000% due 10/01/2017		250,000	38,621
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		250,000	38,619
2.000% due 10/01/2018		45,000	7,125
Nykredit Realkredit A/S
1.000% due 01/01/2019		80,000	12,535
2.000% due 10/01/2017		250,000	38,618
Realkredit Danmark A/S
1.000% due 01/01/2019		50,000	7,854
2.000% due 01/01/2018		250,000	38,867

Total Denmark (Cost $187,196)			190,093

ITALY 7.8%
SOVEREIGN ISSUES 7.8%
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018	EUR	16,600	19,076
Italy Certificati di Credito del Tesoro
0.000% due 08/30/2017 (b)		29,500	33,713

Total Italy (Cost $50,494)			52,789

UNITED STATES 7.9%
ASSET-BACKED SECURITIES 2.3%
AFC Home Equity Loan Trust
1.734% due 12/22/2027		$1	1
Amortizing Residential Collateral Trust
1.796% due 07/25/2032		58	55
1.916% due 10/25/2031		295	289
Argent Securities Trust
1.306% due 07/25/2036		1,524	663
Asset-Backed Funding Certificates Trust
1.916% due 06/25/2034		535	529
Asset-Backed Securities Corp. Home Equity Loan Trust
1.296% due 05/25/2037		56	40
Bear Stearns Asset-Backed Securities Trust
1.706% due 06/25/2036		384	379
1.876% due 10/25/2032		120	118
BNC Mortgage Loan Trust
1.316% due 05/25/2037		76	76
CIT Group Home Equity Loan Trust
1.564% due 06/25/2033		30	29
Countrywide Asset-Backed Certificates
1.956% due 05/25/2032		138	133
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 01/25/2032		137	131
Credit-Based Asset Servicing and Securitization LLC
1.276% due 11/25/2036		46	27
1.286% due 01/25/2037 ^		345	146
Equity One Mortgage Pass-Through Trust
1.816% due 04/25/2034		483	417
Home Equity Asset Trust
1.816% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
1.266% due 10/25/2036		34	19

Lehman XS Trust
1.366% due 04/25/2037 ^	59	49
Long Beach Mortgage Loan Trust
1.776% due 10/25/2034	28	26
Merrill Lynch Mortgage Investors Trust
1.296% due 09/25/2037	42	16
Morgan Stanley ABS Capital, Inc. Trust
1.276% due 05/25/2037	115	69
1.316% due 11/25/2036	8,748	5,454
SLM Student Loan Trust
2.656% due 04/25/2023	6,603	6,749
Soundview Home Loan Trust
1.276% due 11/25/2036	297	123
Structured Asset Securities Corp. Mortgage Loan Trust
2.551% due 04/25/2035	11	11
Washington Mutual Asset-Backed Certificates Trust
1.276% due 10/25/2036	32	16

		15,566

CORPORATE BONDS & NOTES 0.8%
Marriott International, Inc.
6.750% due 05/15/2018	5,000	5,212

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
American Home Mortgage Investment Trust
3.277% due 10/25/2034	6	6
Bear Stearns ALT-A Trust
3.200% due 01/25/2036 ^	1,350	1,293
3.365% due 08/25/2036 ^	44	34
Citigroup Mortgage Loan Trust, Inc.
3.176% due 08/25/2035	62	62
Countrywide Alternative Loan Trust
1.376% due 02/25/2047	160	150
1.392% due 02/20/2047 ^	6,871	5,468
1.422% due 03/20/2046	565	484
1.496% due 12/25/2035	308	280
1.496% due 02/25/2037	182	154
1.516% due 08/25/2035	577	505
1.516% due 12/25/2035	1,140	980
1.566% due 09/25/2035	1,790	1,654
1.736% due 12/25/2035	73	70
Countrywide Home Loan Mortgage Pass-Through Trust
1.676% due 05/25/2035	200	170
1.796% due 03/25/2035 ^	830	670
1.796% due 04/25/2035	7	6
1.816% due 03/25/2035	45	40
1.856% due 03/25/2035	4,458	3,616
1.876% due 02/25/2035	15	14
1.976% due 09/25/2034	15	14
3.264% due 08/25/2034 ^	32	30
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	21	22
Deutsche ALT-B Securities, Inc.
1.316% due 10/25/2036 ^	4	3
Downey Savings & Loan Association Mortgage Loan Trust
1.419% due 03/19/2045	700	638
1.469% due 08/19/2045	261	231
1.539% due 09/19/2045	2,159	1,678
GreenPoint Mortgage Funding Trust
1.676% due 06/25/2045	2,050	1,848
HarborView Mortgage Loan Trust
1.449% due 06/19/2035	495	488
1.449% due 01/19/2036 ^	136	94
1.449% due 03/19/2036	2,094	1,636
1.459% due 01/19/2036	2,743	2,183
1.519% due 11/19/2035	361	337
1.539% due 09/19/2035	28	24
1.552% due 06/20/2035	78	76
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.121% due 10/25/2035	37	35
Residential Accredit Loans, Inc. Trust
1.426% due 04/25/2046	171	90
Sequoia Mortgage Trust
1.562% due 07/20/2033	935	887
1.909% due 10/19/2026	9	9
2.151% due 10/20/2034	400	388
Structured Asset Mortgage Investments Trust
1.789% due 07/19/2034	5	5
Thornburg Mortgage Securities Trust
1.756% due 03/25/2044	155	147
WaMu Mortgage Pass-Through Certificates Trust
1.502% due 12/25/2046	185	179
1.506% due 10/25/2045	37	37
1.526% due 01/25/2045	21	21

1.856% due 01/25/2045		21	20
1.856% due 07/25/2045		20	20
1.895% due 02/27/2034		10	10
1.932% due 11/25/2042		4	3
2.132% due 08/25/2042		14	13
2.145% due 10/25/2046		50	48
2.145% due 11/25/2046		470	449
Wells Fargo Mortgage-Backed Securities Trust
3.193% due 09/25/2034		120	123
3.195% due 04/25/2036		12	12

			27,454

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
1.336% due 03/25/2034		11	11
1.366% due 08/25/2034		6	5
1.566% due 09/25/2042		42	42
1.616% due 06/25/2029		3	3
2.887% due 12/01/2034		11	12
2.951% due 11/01/2034		34	36
3.062% due 12/01/2030		3	3
6.000% due 07/25/2044		22	25
7.000% due 09/25/2023		14	15
8.800% due 01/25/2019		8	8
Freddie Mac
1.366% due 09/25/2035		2,055	2,050
1.389% due 02/15/2019		112	112
1.496% due 09/25/2031		28	28
1.609% due 12/15/2031		1	1
1.892% due 10/25/2044 - 02/25/2045		138	140
2.092% due 07/25/2044		28	28
3.407% due 10/01/2036		46	49
6.500% due 07/15/2028		287	322
Ginnie Mae
2.125% due 04/20/2022 - 06/20/2030		681	704
2.250% due 11/20/2022 - 11/20/2024		166	169
2.375% due 03/20/2022 - 02/20/2025		58	60
6.000% due 08/20/2034		556	635
Small Business Administration
4.625% due 02/01/2025		25	26
5.090% due 10/01/2025		11	12

			4,496

Total United States (Cost $61,381)			52,728

SHORT-TERM INSTRUMENTS 57.8%
REPURCHASE AGREEMENTS (c) 39.5%			265,847

JAPAN TREASURY BILLS 9.3%
(0.138)% due 08/07/2017 - 09/04/2017 (a)(b)	JPY	7,020,000	62,419

SPAIN TREASURY BILLS 7.9%
(0.205)% due 01/19/2018 (b)	EUR	13,500	15,463
(0.327)% due 10/13/2017 - 12/08/2017 (a)(b)		32,800	37,523

			52,986

U.S. TREASURY BILLS 1.1%
0.926% due 08/31/2017 (a)(b)(f)		$7,278	7,267

Total Short-Term Instruments (Cost $386,618)			388,519

Total Investments in Securities (Cost $728,767)			729,993

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III		1,108,641	10,960

Total Short-Term Instruments (Cost $10,957)	10,960

Total Investments in Affiliates (Cost $10,957)	10,960

Total Investments 110.1% (Cost $739,724)	$740,953
Financial Derivative Instruments (d)(e) 1.5% (Cost or Premiums, net $288)	9,902
Other Assets and Liabilities, net (11.6)%	(78,014)

Net Assets 100.0%	$672,841

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.200%	07/03/2017	07/05/2017	$62,500	U.S. Treasury Notes 1.875% due 02/28/2022	$(63,815)	$62,500	$62,504
	1.330	06/30/2017	07/03/2017	60,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(61,306)	60,000	60,007
	1.410	06/30/2017	07/03/2017	16,200	Ginnie Mae 3.000% due 08/20/2046	(16,696)	16,200	16,202
RDR	1.400	06/30/2017	07/03/2017	125,200	U.S. Treasury Notes 2.125% due 08/15/2021	(127,703)	125,200	125,214
SSB	0.050	06/30/2017	07/03/2017	1,947	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(1,988)	1,947	1,947

Total Repurchase Agreements						$(271,508)	$265,847	$265,874

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Cost	Market Value
Call - MSE Canada Government 10-Year Bond September Futures	CAD	163.000	08/18/2017	747	$7	$3

Total Purchased Options					$7	$3

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 161.000 on Euro-OAT September Futures	08/2017	4,066	EUR	46	$(4)	$0	$0
Call Options Strike @ EUR 176.000 on Euro-Bund 10-Year Bond September Futures	09/2017	1,100		13	(1)	0	0
Euro-Bund 10-Year Bond September Futures	09/2017	1,670		308,749	(4,754)	0	(3,014)
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	08/2017	202		2	0	0	0
Put Options Strike @ EUR 151.500 on Euro-Bund 10-Year Bond September Futures	09/2017	210		5	2	0	0
Put Options Strike @ EUR 152.000 on Euro-Bund 10-Year Bond September Futures	08/2017	760		26	17	9	0

					$(4,740)	$9	$(3,014)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond September Futures	09/2017	747	CAD	(80,961)	$2,189	$1,112	$0
Euro-BTP Italy Government Bond September Futures	09/2017	116	EUR	(17,905)	(133)	237	0
Euro-OAT France Government 10-Year Bond September Futures	09/2017	2,975		(504,519)	4,862	5,675	0
United Kingdom Long Gilt September Futures	09/2017	230	GBP	(37,616)	596	727	0

					$7,514	$7,751	$0

Total Futures Contracts					$2,774	$7,760	$(3,014)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	32,500	$(785)	$391	$(394)	$307	$0
Receive	3-Month CAD-Bank Bill	1.750	12/16/2046		6,200	(61)	779	718	128	0
Receive (1)	6-Month EUR-EURIBOR	0.250	09/20/2022	EUR	17,000	(29)	(52)	(81)	0	(78)
Receive (1)	6-Month EUR-EURIBOR	1.000	09/20/2027		130,600	(1,115)	366	(749)	362	0
Receive (1)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	80,000	(614)	769	155	459	0
Receive (1)	6-Month GBP-LIBOR	1.500	09/20/2027		214,700	(5,410)	1,879	(3,531)	2,329	0
Receive (1)	6-Month GBP-LIBOR	1.750	03/21/2048		26,500	(946)	(135)	(1,081)	871	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	21,160,000	(855)	(551)	(1,406)	327	0
Receive (1)	6-Month JPY-LIBOR	0.300	09/20/2027		27,000,000	(485)	103	(382)	582	0

						$(10,300)	$3,549	$(6,751)	$5,365	$(78)

Total Swap Agreements						$(10,300)	$3,549	$(6,751)	$5,365	$(78)

(1)	This instrument has a forward starting effective date.

Cash of $38,613 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017		$397	AUD	523	$5	$0
	08/2017	AUD	523		$397	0	(5)
BOA	07/2017	DKK	24,947		3,658	0	(174)
	07/2017	EUR	80,632		90,630	0	(1,463)
	07/2017	GBP	4,805		6,175	0	(83)
	07/2017		$3,019	DKK	19,947	45	0
	07/2017		1,445	EUR	1,271	7	0
	10/2017	DKK	19,947		$3,035	0	(45)
BPS	07/2017	CAD	31,660		23,526	0	(888)
	07/2017	JPY	2,614,155		23,347	92	0
	07/2017		$754	DKK	5,000	14	0
	07/2017		75,513	EUR	66,649	610	0
	07/2017		27,957	JPY	3,131,901	0	(112)
	08/2017	EUR	66,649		$75,624	0	(608)
	08/2017	JPY	517,746		4,630	22	0
	01/2018	DKK	255,000		37,391	0	(2,186)
CBK	07/2017	EUR	4,236		4,765	0	(73)
	07/2017	JPY	3,910,700		34,777	7	0
	07/2017		$1,239	EUR	1,107	26	0
	08/2017		34,817	JPY	3,910,700	0	(7)
	10/2017		2,581	DKK	17,720	154	0
FBF	07/2017		15,787	CHF	15,383	255	0
	09/2017	KRW	113,092,435		$100,589	1,731	0
GLM	07/2017	EUR	21,416		24,031	0	(429)
	07/2017	JPY	10,938,056		98,703	1,470	(40)
	07/2017		$3,149	CAD	4,158	57	0
	07/2017		436	EUR	390	10	0
	07/2017		73,811	GBP	57,977	1,701	0
	07/2017		128,548	JPY	14,283,255	0	(1,557)
	10/2017	DKK	631,590		$96,556	0	(943)
HUS	08/2017		$4,529	GBP	3,484	13	0
JPM	07/2017	AUD	523		$387	0	(15)
	07/2017	GBP	10,038		12,793	0	(281)
	07/2017	JPY	1,945,635		17,684	386	0
	07/2017	NZD	924		653	0	(24)
	07/2017		$20,981	CAD	27,502	227	0
	07/2017		2,311	GBP	1,802	36	0
	07/2017		51,616	JPY	5,670,800	0	(1,198)
	07/2017		669	NZD	922	7	0
	08/2017	CAD	27,502		$20,992	0	(226)
	08/2017		$2,552	EUR	2,235	4	0
	09/2017	TWD	2,004,136		$66,034	101	0
MSB	07/2017		$7,944	JPY	880,400	0	(116)
	10/2017	DKK	231,825		$35,743	0	(44)
RBC	07/2017	CHF	15,383		16,019	0	(23)
	07/2017		$42,866	EUR	38,138	693	0
	08/2017		16,048	CHF	15,383	23	0
SCX	07/2017	JPY	13,369,500		$121,473	2,606	0
	07/2017		$1,259	GBP	978	14	0
	09/2017	SGD	73,491		$53,260	0	(182)
SOG	09/2017	TWD	2,594,754		85,985	621	0
UAG	07/2017	GBP	41,978		53,799	0	(875)
	08/2017		$53,847	GBP	41,978	876	0
	10/2017	DKK	136,130		$20,778	0	(238)

Total Forward Foreign Currency Contracts						$11,813	$(11,835)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD	$	1.250	07/20/2017	EUR	15,000	$2	$0
CBK	Call - OTC USD versus CHF	CHF	1.045	07/10/2017		$15,000	1	0
	Call - OTC USD versus SGD	SGD	1.510	07/10/2017		15,000	2	0

							$5	$0

Total Purchased Options							$5	$0

Written Options: Foreign Currency Options
Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD	$	1.263	07/03/2017	GBP	26,000	$(162)	$0
	Put - OTC GBP versus USD		1.264	07/03/2017		10,000	(58)	0

							$(220)	$0

Total Written Options							$(220)	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Computer Sciences Corp.	(1.160)%	03/20/2018	0.073%	$4,600	$(70)	$31	$0	$(39)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490)	06/20/2018	0.047	5,000	566	(639)	0	(73)

						$496	$(608)	$0	$(112)

Total Swap Agreements						$496	$(608)	$0	$(112)

(f)	Securities with an aggregate market value of $7,267 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$45,864	$0	$45,864
Denmark
Corporate Bonds & Notes	0	190,093	0	190,093
Italy
Sovereign Issues	0	52,789	0	52,789
United States
Asset-Backed Securities	0	15,566	0	15,566
Corporate Bonds & Notes	0	5,212	0	5,212
Non-Agency Mortgage-Backed Securities	0	27,454	0	27,454
U.S. Government Agencies	0	4,496	0	4,496
Short-Term Instruments
Repurchase Agreements	0	265,847	0	265,847
Japan Treasury Bills	0	62,419	0	62,419
Spain Treasury Bills	0	52,986	0	52,986
U.S. Treasury Bills	0	7,267	0	7,267
	$0	$729,993	$0	$729,993

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,960	$0	$0	$10,960

Total Investments	$10,960	$729,993	$0	$740,953

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,763	5,365	0	13,128
Over the counter	0	11,813	0	11,813
	$7,763	$17,178	$0	$24,941

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,014)	(78)	0	(3,092)
Over the counter	0	(11,947)	0	(11,947)

	$(3,014)	$(12,025)	$0	$(15,039)

Total Financial Derivative Instruments	$4,749	$5,153	$0	$9,902

Totals	$15,709	$735,146	$0	$750,855

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020	$1,792	$1,801
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (d)	8,663	8,824
Delta Air Lines, Inc.
3.052% due 09/30/2019 (d)	11,504	11,505
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018	5,700	5,724
4.295% due 06/30/2017	13,830	13,858
Las Vegas Sands LLC
3.230% due 03/29/2024	299	300

Total Loan Participations and Assignments (Cost $41,775)		42,012

CORPORATE BONDS & NOTES 75.8%
BANKING & FINANCE 48.9%
ABN AMRO Bank NV
1.798% due 01/18/2019	2,100	2,109
AerCap Ireland Capital DAC
4.625% due 10/30/2020	6,459	6,869
Aflac, Inc.
2.400% due 03/16/2020	310	313
AGFC Capital Trust
2.908% due 01/15/2067	3,080	1,833
Air Lease Corp.
3.000% due 09/15/2023	3,300	3,285
American Express Co.
4.900% due 03/15/2020 (c)	1,600	1,628
American Express Credit Corp.
2.600% due 09/14/2020	6	6
American International Group, Inc.
3.375% due 08/15/2020	11	11
American Tower Corp.
3.550% due 07/15/2027	2,800	2,774
5.050% due 09/01/2020	89	96
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,600	16,596
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027	1,700	1,705
Bank of America Corp.
3.875% due 08/01/2025	6,000	6,214
5.650% due 05/01/2018	6,515	6,721
5.750% due 12/01/2017	25	25
6.875% due 04/25/2018	75,860	78,958
6.875% due 11/15/2018	800	852
7.625% due 06/01/2019	4,665	5,149
Bank One Capital
8.750% due 09/01/2030	75	112
Barclays Bank PLC
7.750% due 04/10/2023	15,060	15,719
Barclays PLC
3.200% due 08/10/2021	3,800	3,858
3.650% due 03/16/2025	5,200	5,193
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,055
BPCE S.A.
4.500% due 03/15/2025	5,700	5,869
Brighthouse Financial, Inc.
3.700% due 06/22/2027	900	888
Brookfield Finance LLC
4.000% due 04/01/2024	1,900	1,951
Cantor Fitzgerald LP
6.500% due 06/17/2022	1,700	1,905
7.875% due 10/15/2019	13,200	14,542
Citigroup, Inc.
1.945% due 01/10/2020	13,400	13,502
2.360% due 08/02/2021	19,500	19,817
CME Group, Inc.
3.000% due 03/15/2025	2,795	2,823
5.300% due 09/15/2043	500	624
Columbia Property Trust Operating Partnership LP
4.150% due 04/01/2025	1,400	1,420
Credit Agricole S.A.
8.125% due 09/19/2033	6,900	7,355

Credit Suisse AG
6.500% due 08/08/2023	18,050	20,340
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,831
3.750% due 03/26/2025	10,600	10,729
3.800% due 09/15/2022	3,550	3,692
3.800% due 06/09/2023	4,800	4,954
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (c)	3,500	3,653
Deutsche Bank AG
4.250% due 10/14/2021	32,100	33,644
Digital Realty Trust LP
3.400% due 10/01/2020	500	513
Doctors Co.
6.500% due 10/15/2023	675	749
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	677	703
EPR Properties
4.500% due 04/01/2025	900	914
ERP Operating LP
2.375% due 07/01/2019	9,400	9,460
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,615
Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,242
First American Financial Corp.
4.300% due 02/01/2023	2,975	3,059
FMR LLC
5.150% due 02/01/2043	300	341
Ford Motor Credit Co. LLC
2.058% due 03/12/2019	2,300	2,306
2.240% due 06/15/2018	3,700	3,710
2.551% due 10/05/2018	3,478	3,502
2.943% due 01/08/2019	5,100	5,168
5.000% due 05/15/2018	1,513	1,552
5.750% due 02/01/2021	3,000	3,303
6.625% due 08/15/2017	12,850	12,921
General Motors Financial Co., Inc.
2.400% due 04/10/2018	10,831	10,874
2.708% due 01/14/2022	13,000	13,264
5.250% due 03/01/2026	25	27
6.750% due 06/01/2018	5,531	5,771
Global Bank Corp.
4.500% due 10/20/2021	500	513
Goldman Sachs Group, Inc.
2.268% due 06/05/2023	11,300	11,315
2.959% due 02/25/2021	4,600	4,771
3.750% due 05/22/2025	8,600	8,822
5.950% due 01/18/2018	800	818
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	300	335
Goodman U.S. Finance One LLC
6.375% due 04/15/2021	1,000	1,121
Goodman U.S. Finance Two LLC
6.000% due 03/22/2022	5,000	5,649
HBOS PLC
6.750% due 05/21/2018	34,030	35,394
Healthcare Realty Trust, Inc.
3.875% due 05/01/2025	600	606
5.750% due 01/15/2021	900	986
Hospitality Properties Trust
4.950% due 02/15/2027	2,800	2,929
Host Hotels & Resorts LP
3.875% due 04/01/2024	1,000	1,018
HSBC Bank PLC
4.125% due 08/12/2020	2,000	2,113
HSBC Bank USA N.A.
4.875% due 08/24/2020	385	414
HSBC Capital Funding LP
10.176% due 06/30/2030 (c)	1,650	2,600
HSBC Finance Corp.
6.676% due 01/15/2021	12,250	13,815
HSBC Holdings PLC
2.650% due 01/05/2022	400	399
4.041% due 03/13/2028	5,900	6,119
ING Bank NV
5.800% due 09/25/2023	8,500	9,610
Intercontinental Exchange, Inc.
4.000% due 10/15/2023	8,500	8,954
International Lease Finance Corp.
6.250% due 05/15/2019	2,300	2,468
8.250% due 12/15/2020	2,500	2,950
8.625% due 01/15/2022	8,600	10,599

Intesa Sanpaolo SpA
5.017% due 06/26/2024		2,200	2,235
6.500% due 02/24/2021		11,629	13,038
Jackson National Life Global Funding
2.023% due 06/27/2022		1,500	1,510
JPMorgan Chase & Co.
1.771% due 03/09/2021		8,900	8,903
7.900% due 04/30/2018 (c)		3,300	3,434
KBC Bank NV
8.000% due 01/25/2023		5,000	5,155
Kilroy Realty LP
4.375% due 10/01/2025		3,800	3,992
KKR Group Finance Co. LLC
5.125% due 06/01/2044		1,900	2,017
Legg Mason, Inc.
5.625% due 01/15/2044		1,000	1,067
Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017 ^		8,150	520
6.875% due 05/02/2018 ^		16,693	1,083
7.875% due 05/08/2018 ^	GBP	16,500	1,800
MetLife, Inc.
6.400% due 12/15/2066		$30	35
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,540
Mitsubishi UFJ Financial Group, Inc.
2.296% due 09/13/2021		17,000	17,231
3.082% due 03/01/2021		400	418
Mizuho Financial Group, Inc.
2.632% due 04/12/2021		5,000	5,002
Morgan Stanley
3.875% due 01/27/2026		4,500	4,638
Navient Corp.
5.500% due 01/15/2019		700	731
8.450% due 06/15/2018		9,201	9,712
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		6,100	6,262
5.250% due 01/15/2026		1,200	1,277
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		2,000	2,134
Pacific Life Insurance Co.
9.250% due 06/15/2039		900	1,473
Physicians Realty LP
4.300% due 03/15/2027		1,100	1,117
Regency Centers LP
3.600% due 02/01/2027		200	199
Reliance Standard Life Global Funding
2.500% due 04/24/2019		9,000	9,063
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027		300	295
Rio Oil Finance Trust
9.250% due 07/06/2024		1,564	1,596
9.750% due 01/06/2027		1,660	1,701
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		2,600	2,655
Santander Holdings USA, Inc.
4.500% due 07/17/2025		500	515
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,780	2,789
Santander UK PLC
2.375% due 03/16/2020		553	556
5.000% due 11/07/2023		1,400	1,506
SL Green Realty Corp.
4.500% due 12/01/2022		7,200	7,423
5.000% due 08/15/2018		4,650	4,774
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)		14,000	15,089
Sumitomo Mitsui Financial Group, Inc.
2.901% due 03/09/2021		2,400	2,473
Sumitomo Mitsui Trust Bank Ltd.
1.733% due 03/06/2019		400	400
Synchrony Bank
3.000% due 06/15/2022		4,250	4,235
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		2,800	2,842
Tiers Trust
8.125% due 09/15/2017		49	49
UBS AG
1.799% due 06/08/2020		7,500	7,515
4.750% due 05/22/2023		2,600	2,656
7.625% due 08/17/2022		17,025	20,030
UDR, Inc.
3.750% due 07/01/2024		5,050	5,179
USB Capital
3.500% due 07/31/2017 (c)		14,250	12,670

VEREIT Operating Partnership LP
4.875% due 06/01/2026	1,100	1,167
Vonovia Finance BV
3.200% due 10/02/2017	12,800	12,831
5.000% due 10/02/2023	5,755	6,099
Vornado Realty LP
2.500% due 06/30/2019	8,200	8,269
Wachovia Capital Trust
5.570% due 07/31/2017 (c)	10,010	10,078
WEA Finance LLC
3.250% due 10/05/2020	11,700	11,915
Wells Fargo & Co.
3.550% due 09/29/2025	92	94
Welltower, Inc.
4.250% due 04/01/2026	474	497
Weyerhaeuser Co.
6.950% due 08/01/2017	3,900	3,914
7.375% due 10/01/2019	7,834	8,695
XLIT Ltd.
4.450% due 03/31/2025	1,100	1,136

		802,161

INDUSTRIALS 20.3%
Actavis, Inc.
3.250% due 10/01/2022	8,100	8,284
Allergan, Inc.
1.350% due 03/15/2018	1,000	998
2.800% due 03/15/2023	1,000	991
Applied Materials, Inc.
3.300% due 04/01/2027	800	814
Baidu, Inc.
3.500% due 11/28/2022	3,700	3,804
BAT International Finance PLC
2.750% due 06/15/2020	1,045	1,059
Broadcom Corp.
3.000% due 01/15/2022	5,000	5,049
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020	7,000	8,077
CBS Corp.
2.900% due 01/15/2027	74	70
3.375% due 02/15/2028 (a)	900	884
Charter Communications Operating LLC
4.908% due 07/23/2025	8,000	8,657
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	54
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	6,442	6,828
7.250% due 05/10/2021	586	651
Crown Castle Towers LLC
6.113% due 01/15/2040	995	1,070
CSX Corp.
3.950% due 05/01/2050	1,000	981
CVS Pass-Through Trust
7.507% due 01/10/2032	1,805	2,234
D.R. Horton, Inc.
3.625% due 02/15/2018	1,424	1,433
Dell International LLC
3.480% due 06/01/2019	5,410	5,539
4.420% due 06/15/2021	13,862	14,625
Delphi Automotive PLC
4.250% due 01/15/2026	1,000	1,061
eBay, Inc.
3.600% due 06/05/2027	4,400	4,347
EMD Finance LLC
1.700% due 03/19/2018	801	801
Energy Transfer LP
4.200% due 04/15/2027	3,800	3,793
5.300% due 04/15/2047	2,700	2,685
9.000% due 04/15/2019	2,075	2,309
Enterprise Products Operating LLC
3.350% due 03/15/2023	1,100	1,131
3.900% due 02/15/2024	714	744
3.950% due 02/15/2027	2,407	2,493
EQT Midstream Partners LP
4.000% due 08/01/2024	1,800	1,829
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	300	297
3.625% due 10/15/2020	5,300	5,556
5.000% due 10/15/2025	4,700	5,258
Glencore Finance Canada Ltd.
2.700% due 10/25/2017	5,800	5,809

Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	1,015
Harris Corp.
1.999% due 04/27/2018	1,500	1,502
HCA, Inc.
5.875% due 03/15/2022	4,100	4,556
Hyatt Hotels Corp.
5.375% due 08/15/2021	600	658
Imperial Brands Finance PLC
2.950% due 07/21/2020	8,700	8,853
3.500% due 02/11/2023	1,300	1,332
4.250% due 07/21/2025	5,000	5,287
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	900	1,079
Kinder Morgan, Inc.
7.800% due 08/01/2031	12,885	16,283
8.050% due 10/15/2030	9,200	11,216
KLA-Tencor Corp.
4.125% due 11/01/2021	800	847
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	371	369
Marriott International, Inc.
2.300% due 01/15/2022	800	790
Masco Corp.
5.950% due 03/15/2022	786	888
7.125% due 03/15/2020	129	145
Medtronic Global Holdings S.C.A.
3.350% due 04/01/2027	2,600	2,654
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	1,593	1,554
Mylan NV
3.950% due 06/15/2026	800	812
NetApp, Inc.
3.375% due 06/15/2021	750	770
NXP BV
3.875% due 09/01/2022	5,300	5,532
ONEOK Partners LP
5.000% due 09/15/2023	2,300	2,488
Petroleos Mexicanos
8.000% due 05/03/2019	2,500	2,741
Pioneer Natural Resources Co.
6.875% due 05/01/2018	4,800	4,993
QVC, Inc.
4.375% due 03/15/2023	7,350	7,443
5.125% due 07/02/2022	2,383	2,522
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	4,300	4,274
Regency Energy Partners LP
5.500% due 04/15/2023	1,022	1,063
5.750% due 09/01/2020	300	325
6.500% due 07/15/2021	3,298	3,381
Rockwell Collins, Inc.
2.800% due 03/15/2022	600	606
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	3,100	3,377
5.625% due 04/15/2023	4,225	4,702
5.625% due 03/01/2025	400	442
5.750% due 05/15/2024	3,750	4,182
5.875% due 06/30/2026	1,200	1,345
6.250% due 03/15/2022	3,300	3,740
SBA Tower Trust
2.877% due 07/15/2021	1,200	1,198
3.598% due 04/15/2018	27,600	27,616
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	3,900	3,858
Sky PLC
6.100% due 02/15/2018	5,000	5,130
Solvay Finance America LLC
3.400% due 12/03/2020	2,000	2,065
Southwestern Energy Co.
4.100% due 03/15/2022	650	609
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,400	2,427
Symantec Corp.
5.000% due 04/15/2025	400	420
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	2,270	2,295
4.103% due 03/08/2027	2,400	2,485
Time Warner Cable LLC
6.550% due 05/01/2037	1,900	2,278
8.250% due 04/01/2019	1,500	1,656
Tyson Foods, Inc.
3.550% due 06/02/2027	1,200	1,209

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,584	1,830
United Airlines Pass-Through Trust
2.875% due 04/07/2030	900	884
Viacom, Inc.
3.125% due 06/15/2022	49	49
3.250% due 03/15/2023	2,950	2,927
4.250% due 09/01/2023	31	32
Volkswagen Group of America Finance LLC
1.642% due 05/22/2018	21,579	21,599
VW Credit, Inc.
2.250% due 03/23/2018	200	201
Wesfarmers Ltd.
1.874% due 03/20/2018	2,500	2,504
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,741
Woodside Finance Ltd.
3.700% due 09/15/2026	100	99
Wyeth LLC
7.250% due 03/01/2023	8,000	9,912
Wynn Las Vegas LLC
5.500% due 03/01/2025	4,800	5,061
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	901	903
3.150% due 04/01/2022	2,850	2,896
3.550% due 04/01/2025	2,400	2,428
4.250% due 08/15/2035	228	225
Zoetis, Inc.
3.450% due 11/13/2020	1,497	1,549

		332,067

UTILITIES 6.6%
AEP Texas, Inc.
6.650% due 02/15/2033	300	382
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	9,588
AT&T, Inc.
1.808% due 01/15/2020	9,685	9,739
2.023% due 07/15/2021	3,700	3,740
4.350% due 06/15/2045	100	93
4.500% due 03/09/2048	1,600	1,514
4.750% due 05/15/2046	200	197
4.800% due 06/15/2044	400	398
5.450% due 03/01/2047	200	216
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,152	462
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,300	2,421
Dominion Energy, Inc.
1.771% due 06/01/2019	800	803
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,447
E.ON International Finance BV
5.800% due 04/30/2018	5,000	5,154
Emera U.S. Finance LP
2.150% due 06/15/2019	2,700	2,699
Enable Midstream Partners LP
4.400% due 03/15/2027	1,100	1,106
Enel Finance International NV
2.875% due 05/25/2022	1,000	1,002
Entergy Arkansas, Inc.
3.500% due 04/01/2026	6,100	6,305
Exelon Corp.
2.850% due 06/15/2020	100	102
FirstEnergy Corp.
3.900% due 07/15/2027	2,200	2,205
7.375% due 11/15/2031	288	380
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	540
9.250% due 04/23/2019	4,000	4,449
Great Plains Energy, Inc.
3.900% due 04/01/2027	200	203
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,800	1,838
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(d)	2,684	919
6.750% due 10/01/2023 ^(d)	662	227
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,478
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,774

Plains All American Pipeline LP
2.850% due 01/31/2023	200	194
3.850% due 10/15/2023	200	202
4.500% due 12/15/2026	4,200	4,256
4.650% due 10/15/2025	2,044	2,099
5.750% due 01/15/2020	2,300	2,475
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,914
Rosneft Finance S.A.
7.875% due 03/13/2018	4,750	4,925
Southwestern Electric Power Co.
5.875% due 03/01/2018	3,000	3,081
Verizon Communications, Inc.
1.722% due 05/22/2020	9,515	9,526
4.125% due 03/16/2027	3,000	3,105
4.522% due 09/15/2048	1,800	1,714
5.012% due 04/15/2049	400	406
5.012% due 08/21/2054	358	356
5.500% due 03/16/2047	1,600	1,758

		108,392

Total Corporate Bonds & Notes (Cost $1,206,287)		1,242,620

MUNICIPAL BONDS & NOTES 3.3%
CALIFORNIA 0.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	144
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	500	587
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	148
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	762
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	410
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	300	408
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	440

		2,899

GEORGIA 0.8%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	100	123
6.655% due 04/01/2057	9,900	12,155

		12,278

ILLINOIS 1.6%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	757
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	10,900	13,876
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	8,800	9,074
7.750% due 01/01/2042	50	51
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	202
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	1,000	1,027
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	2,000	1,874

		26,861

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	357

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	370

OHIO 0.7%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	7,310	11,804

Total Municipal Bonds & Notes (Cost $55,141)		54,569

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae, TBA
3.000% due 07/01/2047 - 09/01/2047	9,800	9,778
3.500% due 07/01/2047 - 08/01/2047	37,100	38,029
Ginnie Mae
8.500% due 08/15/2030	13	14

Total U.S. Government Agencies (Cost $48,050)		47,821

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Bonds
2.250% due 08/15/2046 (h)	4,637	4,090
2.875% due 11/15/2046	3,204	3,228
3.000% due 02/15/2047 (f)	7,292	7,536
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2025 (h)	5,878	5,836
2.375% due 01/15/2025 (h)(j)	18,746	21,362
U.S. Treasury Notes
0.750% due 08/31/2018 (h)	16,900	16,789
1.625% due 04/30/2023	13,800	13,502
1.750% due 06/30/2022	1,675	1,664
2.000% due 11/30/2022 (h)	14,000	14,031
2.500% due 08/15/2023	1,400	1,437

Total U.S. Treasury Obligations (Cost $90,460)		89,475

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Structured Asset Mortgage Investments Trust
1.909% due 03/19/2034	994	969

Total Non-Agency Mortgage-Backed Securities (Cost $937)		969

ASSET-BACKED SECURITIES 0.4%
Cavalry CLO Ltd.
2.528% due 01/16/2024	544	545
Eagle Ltd.
2.570% due 12/15/2039	525	522
Voya CLO Ltd.
2.458% due 10/15/2022	1,954	1,951
2.478% due 10/15/2022	3,893	3,899

Total Asset-Backed Securities (Cost $6,916)		6,917

SOVEREIGN ISSUES 0.4%
Kuwait International Government Bond
2.750% due 03/20/2022	6,200	6,229

Total Sovereign Issues (Cost $6,163)		6,229

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.4%
BANKING & FINANCE 1.4%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)	17,190	22,545

Total Convertible Preferred Securities (Cost $14,455)		22,545

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
CoBank ACB
6.200% due 01/01/2025 (c)	30,000	3,137

Total Preferred Securities (Cost $3,000)		3,137

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (e) 0.6%		9,853

Total Short-Term Instruments (Cost $9,853)		9,853

Total Investments in Securities (Cost $1,483,037)		1,526,147

INVESTMENTS IN AFFILIATES 8.3%
SHORT-TERM INSTRUMENTS 8.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.3%
PIMCO Short-Term Floating NAV Portfolio III	13,800,898	136,436

Total Short-Term Instruments (Cost $136,435)		136,436

Total Investments in Affiliates (Cost $136,435)		136,436

Total Investments 101.4% (Cost $1,619,472)		$1,662,583
Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $(1,577))		1,142
Other Assets and Liabilities, net (1.5)%		(23,478)

Net Assets 100.0%		$1,640,247

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$8,663	$8,824	0.54%
Delta Air Lines, Inc.	3.052	09/30/2019	09/29/2014	11,504	11,505	0.70
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	03/05/2015	2,247	919	0.06
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	06/06/2014	693	227	0.01

				$23,107	$21,475	1.31%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.350%	06/30/2017	07/03/2017	$6,300	U.S. Treasury Bonds 3.000% due 11/15/2045	$(6,437)	$6,300	$6,301
SSB	0.050	06/30/2017	07/03/2017	3,553	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(3,626)	3,553	3,553

Total Repurchase Agreements						$(10,063)	$9,853	$9,854

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
JPS	1.200%	06/30/2017	07/03/2017	$(6,285)	$(6,286)

Total Reverse Repurchase Agreements					$(6,286)

(f)	Securities with an aggregate market value of $6,201 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(15,522) at a weighted average interest rate of 1.351%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	773	$78	$63

Total Purchased Options				$78	$63

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/25/2017	128	$(56)	$(43)
Call - CBOT U.S. Treasury 10-Year Note September Futures	128.000	08/25/2017	128	(50)	(17)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	773	(90)	(29)

				$(196)	$(89)

Total Written Options				$(196)	$(89)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2017	143	$16,851	$(28)	$0	$(25)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,522	$(373,651)	$(1,238)	$114	$0
90-Day Eurodollar March Futures	03/2019	1,125	(276,033)	(985)	98	0
90-Day Eurodollar September Futures	09/2018	289	(71,015)	(207)	22	0

				$(2,430)	$234	$0

Total Futures Contracts				$(2,458)	$234	$(25)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Darden Restaurants, Inc.	1.000%	06/20/2020	0.159%	$3,500	$(62)	$(25)	$(87)	$0	$(1)

					$(62)	$(25)	$(87)	$0	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2020	0.300%	$800	$(16)	$35	$19	$0	$0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.414	12,800	101	227	328	0	(1)
Berkshire Hathaway, Inc.	1.000	06/20/2022	0.472	4,800	87	35	122	1	0
Enbridge, Inc.	1.000	09/20/2017	0.181	6,000	24	(11)	13	0	0
Enbridge, Inc.	1.000	12/20/2017	0.187	3,000	12	1	13	0	0
Ford Motor Co.	5.000	12/20/2017	0.104	30,000	1,588	(832)	756	9	0
Ford Motor Co.	5.000	12/20/2021	1.139	10,900	1,652	160	1,812	0	(4)
General Electric Co.	1.000	12/20/2017	0.064	25,250	241	(119)	122	1	0
General Motors Co.	5.000	06/20/2022	1.420	500	88	(4)	84	0	0
Goldman Sachs Group, Inc.	1.000	06/20/2021	0.516	21,300	315	88	403	14	0
Goldman Sachs Group, Inc.	1.000	12/20/2021	0.595	16,500	236	56	292	6	0
International Lease Finance Corp.	5.000	06/20/2021	0.736	3,500	523	55	578	3	0
MetLife, Inc.	1.000	06/20/2021	0.414	3,000	11	58	69	1	0
MetLife, Inc.	1.000	09/20/2021	0.466	4,500	(4)	104	100	0	(1)
MetLife, Inc.	1.000	12/20/2021	0.512	6,300	(74)	209	135	0	(1)
MetLife, Inc.	1.000	06/20/2022	0.590	5,100	42	59	101	1	0
Morgan Stanley	1.000	06/20/2020	0.397	3,800	59	9	68	1	0
Sherwin Williams Co.	1.000	06/20/2022	0.503	1,100	14	12	26	0	0
Verizon Communications, Inc.	1.000	12/20/2017	0.235	2,400	13	(3)	10	0	0

					$4,912	$139	$5,051	$37	$(7)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2026	$47,900	$171	$1,884	$2,055	$150	$0
Receive	3-Month USD-LIBOR	1.500	06/21/2027	40,500	4,010	(1,183)	2,827	123	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	9,250	(1,535)	1,650	115	41	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046	11,600	(944)	1,723	779	49	0

					$1,702	$4,074	$5,776	$363	$0

Total Swap Agreements					$6,552	$4,188	$10,740	$400	$(8)

(h)	Securities with an aggregate market value of $58,301 and cash of $19,417 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$5,400	$562	$186
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	13,400	634	396
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	3,200	216	121
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	12,400	620	405
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	8,800	770	209
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017	9,200	743	85
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	10,300	930	244
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	16,950	1,582	387
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	18,100	1,674	410

							$7,731	$2,443

Total Purchased Options							$7,731	$2,443

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$23,800	$(562)	$(87)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	68,600	(702)	(409)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	13,900	(216)	(92)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	62,000	(626)	(370)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	38,800	(780)	(135)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	39,400	(740)	(27)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	45,200	(924)	(157)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	154,250	(3,281)	(540)

							$(7,831)	$(1,817)

Total Written Options							$(7,831)	$(1,817)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	06/20/2018	0.815%	$3,000	$(150)	$157	$7	$0
BRC	Mexico Government International Bond	1.000	06/20/2022	1.128	6,673	(93)	55	0	(38)
CBK	Volkswagen International Finance NV	1.000	12/20/2020	0.405	4,500	(350)	442	92	0
DBL	Petroleos Mexicanos	1.000	09/20/2020	1.423	2,000	(101)	75	0	(26)
DUB	Petroleos Mexicanos	1.000	12/20/2021	1.955	600	(54)	30	0	(24)
GST	Petroleos Mexicanos	1.000	09/20/2020	1.423	100	(5)	4	0	(1)
HUS	Brazil Government International Bond	1.000	09/20/2020	1.577	2,000	(149)	114	0	(35)
	Mexico Government International Bond	1.000	06/20/2022	1.128	3,227	(47)	29	0	(18)
	Petrobras Global Finance BV	1.000	06/20/2019	1.330	2,300	(190)	176	0	(14)
JPM	Petroleos Mexicanos	1.000	09/20/2020	1.423	2,300	(119)	90	0	(29)
	Volkswagen International Finance NV	1.000	12/20/2020	0.405	1,300	(101)	128	27	0

						$(1,359)	$1,300	$126	$(185)

Total Swap Agreements						$(1,359)	$1,300	$126	$(185)

(j)	Securities with an aggregate market value of $204 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$19,882	$22,130	$42,012
Corporate Bonds & Notes
Banking & Finance	0	802,161	0	802,161
Industrials	0	330,869	1,198	332,067
Utilities	0	108,392	0	108,392
Municipal Bonds & Notes
California	0	2,899	0	2,899
Georgia	0	12,278	0	12,278
Illinois	0	26,861	0	26,861
Massachusetts	0	357	0	357
New York	0	370	0	370
Ohio	0	11,804	0	11,804
U.S. Government Agencies	0	47,821	0	47,821
U.S. Treasury Obligations	0	89,475	0	89,475
Non-Agency Mortgage-Backed Securities	0	969	0	969
Asset-Backed Securities	0	6,917	0	6,917
Sovereign Issues	0	6,229	0	6,229
Convertible Preferred Securities
Banking & Finance	0	22,545	0	22,545
Preferred Securities
Banking & Finance	0	3,137	0	3,137
Short-Term Instruments
Repurchase Agreements	0	9,853	0	9,853
	$0	$1,502,819	$23,328	$1,526,147

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$136,436	$0	$0	$136,436

Total Investments	$136,436	$1,502,819	$23,328	$1,662,583

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	297	400	0	697
Over the counter	0	2,569	0	2,569
	$297	$2,969	$0	$3,266

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(54)	(68)	0	(122)
Over the counter	0	(2,002)	0	(2,002)

	$(54)	$(2,070)	$0	$(2,124)

Total Financial Derivative Instruments	$243	$899	$0	$1,142

Totals	$136,679	$1,503,718	$23,328	$1,663,725
There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$23,145	$0	$(1,094)	$0	$0	$79	$0	$0	$22,130	$81
Corporate Bonds & Notes
Banking & Finance	1,618	539	0	(11)	0	(12)	0	(2,134)	0	0
Industrials	0	0	0	0	0	0	1,198	0	1,198	0

Totals	$24,763	$539	$(1,094)	$(11)	$0	$67	$1,198	$(2,134)	$23,328	$81

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$22,130	Proxy Pricing	Base Price	99.996 - 102.000
Corporate Bonds & Notes
Industrials	1,198	Third Party Vendor	Broker Quote	99.795

Total	$23,328

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.6%
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020	$13,621	$13,692
Awas Aviation Capital Ltd.
TBD% due 05/31/2019	29,365	29,364
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (e)	56,100	57,144
CenturyLink, Inc.
1.375% due 01/31/2025	56,300	55,757
Charter Communications Operating LLC
3.230% due 07/01/2020	9,573	9,608
3.230% due 01/03/2021	7,759	7,790
3.480% due 01/15/2024	41,969	42,176
Dell, Inc.
3.730% due 09/07/2023	498	500
Delos Finance SARL
3.546% due 10/06/2023	25,302	25,462
Delta Air Lines, Inc.
3.052% due 09/30/2019 (e)	69,195	69,196
3.180% due 05/09/2019 (e)	15,995	15,979
Energy Future Intermediate Holding Co. LLC
TBD% due 06/23/2018	17,200	17,272
4.295% due 06/30/2017	46,719	46,814
Harbour Aircraft Investments Ltd.
4.703% due 07/15/2041	24,533	24,503
HCA, Inc.
3.226% due 03/17/2023	4,542	4,559
Hilton Worldwide Finance LLC
3.216% due 10/25/2023	8,113	8,146
Las Vegas Sands LLC
3.230% due 03/29/2024	129,872	130,174
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (e)	57,576	56,715
Rise Ltd.
4.750% due 01/31/2021 (e)	16,016	16,071

Total Loan Participations and Assignments (Cost $630,025)		630,922

CORPORATE BONDS & NOTES 78.5%
BANKING & FINANCE 24.0%
AerCap Ireland Capital DAC
4.500% due 05/15/2021	1,600	1,699
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,575	4,861
Alleghany Corp.
4.900% due 09/15/2044	5,400	5,744
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	4,100	4,223
American Equity Investment Life Holding Co.
5.000% due 06/15/2027	2,100	2,161
American Express Co.
4.900% due 03/15/2020 (d)	17,900	18,218
American Financial Group, Inc.
4.500% due 06/15/2047	9,200	9,414
American International Group, Inc.
3.900% due 04/01/2026	6,900	7,072
4.375% due 01/15/2055	9,800	9,487
4.500% due 07/16/2044	50,000	51,111
4.700% due 07/10/2035	4,550	4,855
4.800% due 07/10/2045	1,200	1,288
American Tower Corp.
3.125% due 01/15/2027	8,200	7,887
3.375% due 10/15/2026	2,500	2,451
4.400% due 02/15/2026	4,900	5,146
4.700% due 03/15/2022	15,000	16,266
5.000% due 02/15/2024	2,250	2,490
Aon PLC
4.250% due 12/12/2042	5,050	4,988
4.450% due 05/24/2043	7,550	7,658
4.600% due 06/14/2044	1,200	1,275
Arch Capital Finance LLC
5.031% due 12/15/2046	4,100	4,583
AvalonBay Communities, Inc.
4.150% due 07/01/2047	7,200	7,307

Banco de Credito e Inversiones
4.000% due 02/11/2023		1,900	1,980
Banco do Brasil S.A.
3.875% due 10/10/2022		3,462	3,351
Bank of America Corp.
3.248% due 10/21/2027		200	194
3.500% due 04/19/2026		20,000	20,108
3.875% due 08/01/2025		39,400	40,806
4.000% due 04/01/2024		5,999	6,292
4.875% due 04/01/2044		45,900	51,660
7.750% due 05/14/2038		15,700	22,671
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,155
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (d)		23,500	24,540
Barclays Bank PLC
7.625% due 11/21/2022		48,850	55,964
7.750% due 04/10/2023		11,800	12,316
14.000% due 06/15/2019 (d)	GBP	18,400	29,184
BBVA Bancomer S.A.
6.500% due 03/10/2021		$38,235	42,297
6.750% due 09/30/2022		12,500	14,187
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		2,545	2,815
BGC Partners, Inc.
5.375% due 12/09/2019		27,800	29,298
BNP Paribas S.A.
7.195% due 06/25/2037 (d)		17,300	19,917
7.375% due 08/19/2025 (d)		16,400	18,265
BPCE S.A.
5.150% due 07/21/2024		2,900	3,103
Brighthouse Financial, Inc.
4.700% due 06/22/2047		11,600	11,450
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	28,516
CC Holdings GS LLC
3.849% due 04/15/2023		29,710	31,270
Citigroup, Inc.
3.200% due 10/21/2026		20,000	19,476
3.400% due 05/01/2026		2,800	2,775
3.700% due 01/12/2026		22,377	22,675
4.281% due 04/24/2048		7,600	7,820
4.750% due 05/18/2046		21,000	22,163
8.125% due 07/15/2039		72,588	111,918
CME Group, Inc.
5.300% due 09/15/2043		1,125	1,404
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	35,400	47,543
11.000% due 06/30/2019 (d)		$20,450	23,830
Countrywide Capital
8.050% due 06/15/2027		3,180	4,074
Credit Agricole S.A.
8.125% due 09/19/2033		30,100	32,084
8.375% due 10/13/2019 (d)		4,770	5,342
Credit Suisse AG
6.500% due 08/08/2023		69,377	78,180
Credit Suisse Group AG
3.574% due 01/09/2023		1,250	1,283
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		400	408
3.750% due 03/26/2025		18,550	18,775
3.800% due 09/15/2022		5,125	5,330
3.800% due 06/09/2023		3,500	3,613
4.875% due 05/15/2045		9,775	10,817
Crown Castle International Corp.
4.450% due 02/15/2026		15,750	16,760
4.750% due 05/15/2047		1,600	1,635
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (d)		15,000	15,656
Deutsche Bank AG
4.250% due 10/14/2021		57,500	60,265
Doctors Co.
6.500% due 10/15/2023		31,800	35,272
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		19,358	20,111
Education Realty Operating Partnership LP
4.600% due 12/01/2024		3,000	3,055
ERP Operating LP
4.500% due 07/01/2044		18,000	19,289
Essex Portfolio LP
3.625% due 05/01/2027		14,800	14,795
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,255
Fidelity National Financial, Inc.
5.500% due 09/01/2022		29,500	31,395

First American Financial Corp.
4.300% due 02/01/2023		18,250	18,766
First Union Capital
7.950% due 11/15/2029		1,000	1,309
FMR LLC
4.950% due 02/01/2033		6,200	6,925
5.150% due 02/01/2043		1,300	1,478
6.450% due 11/15/2039		500	661
Ford Holdings LLC
9.300% due 03/01/2030		14,575	20,302
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		124,489	135,896
Goldman Sachs Group, Inc.
2.516% due 04/23/2021		72,500	73,916
3.750% due 02/25/2026		12,000	12,242
4.000% due 03/03/2024		20,800	21,795
4.800% due 07/08/2044		20,050	22,316
5.750% due 01/24/2022		15,400	17,347
5.950% due 01/15/2027		112	131
6.125% due 02/15/2033		7,400	9,285
6.250% due 02/01/2041		12,925	16,939
6.750% due 10/01/2037		124,500	162,263
Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047		12,500	12,569
Hanover Insurance Group, Inc.
4.500% due 04/15/2026		7,800	8,150
Hartford Financial Services Group, Inc.
3.307% due 02/12/2067		3,600	3,506
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	10,740
6.750% due 05/21/2018		$10,623	11,052
HCP, Inc.
6.750% due 02/01/2041		4,500	5,815
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (d)	GBP	2,000	2,876
HSBC Bank USA N.A.
7.000% due 01/15/2039		$11,450	16,070
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		4,800	7,563
HSBC Finance Corp.
6.676% due 01/15/2021		18,375	20,723
HSBC Holdings PLC
3.600% due 05/25/2023		6,000	6,205
3.900% due 05/25/2026		4,500	4,651
4.300% due 03/08/2026		30,431	32,421
5.250% due 09/16/2022 (d)	EUR	10,250	12,556
6.000% due 09/29/2023 (d)		23,445	30,092
6.100% due 01/14/2042		$8,650	11,390
6.500% due 09/15/2037		5,715	7,421
6.800% due 06/01/2038		4,300	5,768
7.000% due 04/07/2038	GBP	1,900	3,620
7.625% due 05/17/2032		$11,547	15,537
International Lease Finance Corp.
8.250% due 12/15/2020		500	590
8.625% due 01/15/2022		800	986
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,400	7,516
6.500% due 02/24/2021		10,000	11,212
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	458
5.500% due 08/06/2022		6,900	7,167
Jackson National Life Global Funding
3.250% due 01/30/2024		2,155	2,185
JPMorgan Chase & Co.
3.300% due 04/01/2026		10	10
3.900% due 07/15/2025		900	940
5.000% due 07/01/2019 (d)		19,175	19,678
5.600% due 07/15/2041		21,340	26,555
6.000% due 08/01/2023 (d)		13,410	14,474
6.100% due 10/01/2024 (d)		88,600	96,242
6.125% due 04/30/2024 (d)		29,650	32,059
6.400% due 05/15/2038		40,278	54,131
6.750% due 02/01/2024 (d)		33,742	38,382
7.900% due 04/30/2018 (d)		52,292	54,423
KBC Bank NV
8.000% due 01/25/2023		4,200	4,331
Kilroy Realty LP
4.250% due 08/15/2029		13,400	13,731
Manulife Financial Corp.
5.375% due 03/04/2046		2,600	3,136
Marsh & McLennan Cos., Inc.
4.350% due 01/30/2047		6,400	6,879
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077		3,800	4,082
8.875% due 06/01/2039		5,084	8,355

MetLife Capital Trust
7.875% due 12/15/2067		11,690	15,841
MetLife, Inc.
5.250% due 06/15/2020 (d)		25,050	26,070
9.250% due 04/08/2038		30,766	45,918
10.750% due 08/01/2069		3,132	5,223
Metropolitan Life Global Funding
2.650% due 04/08/2022		1,400	1,405
Mid-America Apartments LP
4.300% due 10/15/2023		13,000	13,777
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	3,243
Morgan Stanley
3.875% due 01/27/2026		22,995	23,701
6.375% due 07/24/2042		45,700	61,040
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		28,500	28,714
Nationwide Building Society
4.000% due 09/14/2026		9,400	9,316
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,300	54,156
Navient Corp.
5.500% due 01/15/2019		2,200	2,296
5.625% due 08/01/2033		25,675	21,575
7.250% due 01/25/2022		26,750	29,325
8.000% due 03/25/2020		20,750	23,240
Neuberger Berman Group LLC
4.500% due 03/15/2027		6,200	6,503
4.875% due 04/15/2045		7,700	7,512
New York Life Global Funding
2.900% due 01/17/2024		913	922
New York Life Insurance Co.
5.875% due 05/15/2033		1,000	1,265
6.750% due 11/15/2039		12,750	17,966
Nippon Life Insurance Co.
5.100% due 10/16/2044		24,450	26,100
Nordea Bank AB
6.125% due 09/23/2024 (d)		250	262
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		33,429	43,626
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	512
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		6,000	6,085
4.750% due 01/15/2028		8,800	8,804
5.250% due 01/15/2026		15,000	15,962
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		3,900	4,002
Pacific Life Insurance Co.
9.250% due 06/15/2039		112,931	184,827
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		26,295	34,961
Pinnacol Assurance
8.625% due 06/25/2034 (e)		24,000	25,965
Progressive Corp.
4.125% due 04/15/2047		3,200	3,338
Prudential Financial, Inc.
5.100% due 08/15/2043		6,200	7,233
5.200% due 03/15/2044		1,400	1,486
5.625% due 06/15/2043		7,000	7,691
5.800% due 11/16/2041		5,000	6,255
Prudential PLC
5.000% due 07/20/2055	GBP	1,900	2,620
Regency Centers LP
4.400% due 02/01/2047		$5,700	5,687
Rio Oil Finance Trust
9.750% due 01/06/2027		22,886	23,458
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		32,500	33,189
Santander UK Group Holdings PLC
2.875% due 08/05/2021		8,700	8,728
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		11,850	12,789
6.125% due 02/07/2022		17,000	18,545
Spirit Realty LP
4.450% due 09/15/2026		2,350	2,237
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	6,800	9,203
Stifel Financial Corp.
4.250% due 07/18/2024		$1,000	1,020
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		11,300	11,614
4.900% due 09/15/2044		25,100	28,199
6.850% due 12/16/2039		5,129	7,045
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	356	528

Transatlantic Holdings, Inc.
8.000% due 11/30/2039		$7,933	10,858
Trust F
6.950% due 01/30/2044		20,015	21,316
U.S. Bancorp
5.300% due 04/15/2027 (d)		23,100	24,659
UBS AG
4.750% due 05/22/2023		6,250	6,384
4.750% due 02/12/2026	EUR	4,400	5,554
5.125% due 05/15/2024		$58,221	61,645
7.625% due 08/17/2022		95,000	111,767
UBS Group Funding Switzerland AG
4.125% due 04/15/2026		36,300	37,930
VEREIT Operating Partnership LP
4.875% due 06/01/2026		1,900	2,016
Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,331
Wells Fargo & Co.
3.000% due 04/22/2026		40,600	39,702
3.900% due 05/01/2045		59,705	59,969
5.375% due 02/07/2035		4,900	5,868
5.375% due 11/02/2043		28,425	33,001
5.606% due 01/15/2044		900	1,074
5.875% due 06/15/2025 (d)		3,400	3,751
5.900% due 06/15/2024 (d)		82,329	88,277
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	7,390
5.950% due 08/26/2036		800	1,009
6.600% due 01/15/2038		22,877	31,287
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,380
Welltower, Inc.
4.000% due 06/01/2025		13,400	13,879
6.500% due 03/15/2041		29,850	37,599
Weyerhaeuser Co.
6.875% due 12/15/2033		14,477	18,524
6.950% due 10/01/2027		4,500	5,659
7.375% due 03/15/2032		144,587	199,600
7.950% due 03/15/2025		850	1,081
8.500% due 01/15/2025		450	602
XLIT Ltd.
5.500% due 03/31/2045		12,450	13,352

			4,238,782

INDUSTRIALS 40.3%
21st Century Fox America, Inc.
4.750% due 09/15/2044		6,000	6,349
6.150% due 03/01/2037		600	753
6.150% due 02/15/2041		48,600	61,625
6.650% due 11/15/2037		2,031	2,691
6.900% due 08/15/2039		7,229	9,584
7.750% due 12/01/2045		4,773	6,950
AbbVie, Inc.
2.850% due 05/14/2023		400	400
4.300% due 05/14/2036		23,400	23,917
4.400% due 11/06/2042		45,687	47,047
4.450% due 05/14/2046		33,650	34,925
4.500% due 05/14/2035		25,277	26,768
4.700% due 05/14/2045		25,700	27,455
Activision Blizzard, Inc.
4.500% due 06/15/2047		5,800	5,803
ADT Corp.
4.875% due 07/15/2032		81,830	72,010
Aetna, Inc.
4.750% due 03/15/2044		50	57
Air Canada Pass-Through Trust
4.125% due 11/15/2026		15,486	16,144
Alibaba Group Holding Ltd.
3.600% due 11/28/2024		14,000	14,443
4.500% due 11/28/2034 (g)		1,200	1,326
Allergan Funding SCS
4.550% due 03/15/2035		21,900	23,464
4.850% due 06/15/2044		51,900	56,419
Amazon.com, Inc.
4.800% due 12/05/2034		17,450	20,170
4.950% due 12/05/2044		475	563
American Airlines Pass-Through Trust
3.200% due 12/15/2029		5,722	5,686
3.250% due 04/15/2030		1,000	990
3.700% due 04/01/2028		4,975	5,106
4.375% due 04/01/2024		1,519	1,555
Amgen, Inc.
4.400% due 05/01/2045		1,000	1,033
4.563% due 06/15/2048		27,154	28,733
4.663% due 06/15/2051		165,034	175,825
4.950% due 10/01/2041		5,650	6,155

Anadarko Holding Co.
7.150% due 05/15/2028	14,050	16,915
Anadarko Petroleum Corp.
6.450% due 09/15/2036	14,316	16,918
6.600% due 03/15/2046	3,466	4,295
7.000% due 11/15/2027	1,000	1,172
7.950% due 06/15/2039	50,000	63,372
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	10,000	10,322
4.700% due 02/01/2036	100,000	110,820
4.900% due 02/01/2046	108,800	123,461
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	292
4.439% due 10/06/2048	132	141
4.950% due 01/15/2042	4,000	4,538
Anthem, Inc.
3.125% due 05/15/2022	1,000	1,020
4.625% due 05/15/2042	21,000	22,788
Apache Corp.
4.750% due 04/15/2043	500	504
5.100% due 09/01/2040	850	872
Apple, Inc.
3.200% due 05/11/2027	3,900	3,942
3.850% due 05/04/2043	2,600	2,609
3.850% due 08/04/2046	68,900	69,137
Applied Materials, Inc.
4.350% due 04/01/2047	13,300	14,174
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	10,500	10,943
Arconic, Inc.
5.900% due 02/01/2027	1,900	2,054
Asciano Finance Ltd.
6.000% due 04/07/2023	19,900	21,977
Barrick North America Finance LLC
5.700% due 05/30/2041	9,900	11,778
Baxalta, Inc.
5.250% due 06/23/2045	600	707
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	16,681
Biogen, Inc.
5.200% due 09/15/2045	6,400	7,339
Boeing Co.
6.875% due 03/15/2039	2,600	3,790
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	55,467
7.375% due 01/15/2040	40,000	53,696
Braskem America Finance Co.
7.125% due 07/22/2041	21,800	23,292
Broadcom Corp.
3.875% due 01/15/2027	70,300	72,339
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,942
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	41,992
4.450% due 03/15/2043	69,500	75,782
4.900% due 04/01/2044	3,300	3,866
5.050% due 03/01/2041	11,900	13,956
5.750% due 05/01/2040	15,720	19,916
6.200% due 08/15/2036	800	1,053
6.530% due 07/15/2037	1,500	1,968
7.290% due 06/01/2036	800	1,142
Canadian Pacific Railway Co.
4.800% due 09/15/2035	7,983	8,937
CBS Corp.
4.850% due 07/01/2042	14,534	15,248
4.900% due 08/15/2044	9,850	10,398
7.875% due 07/30/2030	7,800	10,780
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	3,900	3,959
Celgene Corp.
4.625% due 05/15/2044	3,950	4,171
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	134
5.250% due 06/15/2037	500	469
5.400% due 06/15/2047	22,000	20,634
6.750% due 11/15/2039	16,900	17,824
Charter Communications Operating LLC
5.375% due 05/01/2047	46,800	49,765
6.384% due 10/23/2035	42,664	50,764
6.484% due 10/23/2045	39,919	48,140
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,778
Cimarex Energy Co.
3.900% due 05/15/2027	8,600	8,665
4.375% due 06/01/2024	1,300	1,365

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,048
Comcast Corp.
4.500% due 01/15/2043	2,100	2,254
4.650% due 07/15/2042	46,600	51,279
4.750% due 03/01/2044	1,600	1,787
5.650% due 06/15/2035	10,000	12,289
6.400% due 03/01/2040	78,173	105,147
6.550% due 07/01/2039	30,000	40,864
6.950% due 08/15/2037	26,300	37,212
7.050% due 03/15/2033	6,275	8,598
Conagra Brands, Inc.
7.000% due 10/01/2028	1,800	2,283
Constellation Brands, Inc.
4.500% due 05/09/2047	3,400	3,519
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	5,432	5,738
7.250% due 05/10/2021	12,497	13,887
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,957
5.625% due 10/18/2043	2,200	2,587
Cox Communications, Inc.
4.500% due 06/30/2043	22,291	20,113
4.700% due 12/15/2042	12,190	11,165
4.800% due 02/01/2035	15,800	15,512
6.450% due 12/01/2036	2,431	2,679
8.375% due 03/01/2039	43,701	58,144
CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	2,788
Crown Castle Towers LLC
6.113% due 01/15/2040	13,410	14,426
CSN Islands Corp.
6.875% due 09/21/2019 (g)	7,032	5,538
CSX Corp.
3.800% due 11/01/2046	11,650	11,367
3.950% due 05/01/2050	2,205	2,163
5.500% due 04/15/2041	2,410	2,916
CVS Pass-Through Trust
4.163% due 08/11/2036	10,264	10,422
5.773% due 01/10/2033	1,342	1,528
5.880% due 01/10/2028	3,910	4,386
5.926% due 01/10/2034	30,566	35,109
6.036% due 12/10/2028	2,033	2,297
6.943% due 01/10/2030	33,106	39,381
7.507% due 01/10/2032	82,052	101,545
8.353% due 07/10/2031	15,092	19,504
Dell International LLC
6.020% due 06/15/2026	64,900	71,617
8.100% due 07/15/2036	11,300	14,254
8.350% due 07/15/2046	29,050	37,652
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	1,207	1,330
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	1,650	1,819
8.750% due 06/15/2030	70,000	104,055
9.250% due 06/01/2032	250	395
Devon Energy Corp.
5.600% due 07/15/2041	400	417
Discovery Communications LLC
3.300% due 05/15/2022	300	301
4.950% due 05/15/2042	800	750
6.350% due 06/01/2040	3,900	4,317
Dominion Energy Gas Holdings LLC
4.800% due 11/01/2043	800	850
Domtar Corp.
6.750% due 02/15/2044	7,000	7,599
Dow Chemical Co.
9.400% due 05/15/2039	18,593	31,377
DP World Ltd.
6.850% due 07/02/2037	24,430	28,774
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	6,738
7.375% due 09/18/2043	25,100	27,063
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	32,738
Eli Lilly & Co.
3.950% due 05/15/2047	7,000	7,258
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,801
Enbridge, Inc.
4.500% due 06/10/2044	6,875	6,763
5.500% due 12/01/2046	4,240	4,803
Encana Corp.
7.200% due 11/01/2031	11,096	13,243
Energy Transfer LP
4.900% due 03/15/2035	28,200	27,530

5.150% due 02/01/2043	26,285	25,064
5.150% due 03/15/2045	30,986	30,253
5.300% due 04/15/2047	20,800	20,682
5.950% due 10/01/2043	3,888	4,138
6.050% due 06/01/2041	1,200	1,282
6.125% due 12/15/2045	37,200	40,809
6.500% due 02/01/2042	4,700	5,273
6.625% due 10/15/2036	9,055	10,165
7.500% due 07/01/2038	19,850	24,169
EnLink Midstream Partners LP
5.450% due 06/01/2047	13,800	13,828
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	11,800
5.000% due 07/15/2044	4,300	4,398
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,750	2,837
4.450% due 02/15/2043	99,195	99,085
4.850% due 08/15/2042	11,300	12,019
4.850% due 03/15/2044	40,955	43,637
5.100% due 02/15/2045	27,150	29,968
5.700% due 02/15/2042	5,600	6,586
5.750% due 03/01/2035	15,361	17,487
5.950% due 02/01/2041	7,163	8,525
6.125% due 10/15/2039	5,000	6,020
6.450% due 09/01/2040	2,395	3,022
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	10,265
ERAC USA Finance LLC
3.300% due 12/01/2026	1,000	976
4.200% due 11/01/2046	7,143	6,761
4.500% due 02/15/2045	2,067	2,048
7.000% due 10/15/2037	2,400	3,128
Express Scripts Holding Co.
4.500% due 02/25/2026	4,800	5,096
FedEx Corp.
3.875% due 08/01/2042	765	727
3.900% due 02/01/2035	5,500	5,483
4.550% due 04/01/2046	18,300	19,437
4.750% due 11/15/2045	13,150	14,277
5.100% due 01/15/2044	2,600	2,933
Fidelity National Information Services, Inc.
3.000% due 08/15/2026	9,000	8,733
3.500% due 04/15/2023	6,500	6,762
5.000% due 10/15/2025	23,000	25,729
Ford Motor Co.
8.900% due 01/15/2032	9,209	12,542
9.980% due 02/15/2047	5,300	8,331
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	27,800	28,928
GATX Corp.
5.200% due 03/15/2044	1,500	1,614
General Electric Co.
4.125% due 10/09/2042	42,200	44,580
4.500% due 03/11/2044	28,550	31,839
5.000% due 01/21/2021 (d)	8,882	9,438
5.875% due 01/14/2038	24,551	31,885
6.150% due 08/07/2037	1	1
6.750% due 03/15/2032	1,289	1,770
6.875% due 01/10/2039	7,868	11,440
Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	19,074
7.750% due 11/15/2029	1,600	2,221
8.875% due 05/15/2031	20,200	31,060
Gilead Sciences, Inc.
4.150% due 03/01/2047	16,300	16,457
4.600% due 09/01/2035	16,700	17,958
4.750% due 03/01/2046	7,700	8,464
4.800% due 04/01/2044	2,700	2,953
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	11,147
6.000% due 11/15/2041	670	742
6.900% due 11/15/2037	100	121
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,729
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	5,200
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	8,490	8,554
Goldcorp, Inc.
3.700% due 03/15/2023	7,425	7,683
5.450% due 06/09/2044	33,900	37,903
GTL Trade Finance, Inc.
7.250% due 04/16/2044	15,200	14,972
GTP Acquisition Partners LLC
3.482% due 06/15/2050	7,500	7,659

Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	8,700	9,243
Halliburton Co.
4.850% due 11/15/2035	7,500	8,051
Harris Corp.
4.854% due 04/27/2035	2,150	2,364
HCA, Inc.
4.500% due 02/15/2027	8,800	9,075
4.750% due 05/01/2023	6,300	6,678
5.500% due 06/15/2047	6,300	6,536
5.875% due 03/15/2022	13,750	15,280
Heineken NV
4.000% due 10/01/2042	2,000	1,991
4.350% due 03/29/2047	17,000	17,809
Hess Corp.
6.000% due 01/15/2040	8,780	8,968
7.300% due 08/15/2031	2,129	2,457
Home Depot, Inc.
4.400% due 03/15/2045	10,850	11,946
HP, Inc.
6.000% due 09/15/2041	450	479
Humana, Inc.
3.950% due 03/15/2027	900	940
4.800% due 03/15/2047	10,800	11,967
8.150% due 06/15/2038	1,000	1,460
Imperial Brands Finance PLC
3.500% due 02/11/2023	19,850	20,339
4.250% due 07/21/2025	17,500	18,504
Intel Corp.
4.100% due 05/11/2047	19,800	20,582
International Paper Co.
4.400% due 08/15/2047	6,800	6,883
4.800% due 06/15/2044	12,450	13,358
6.000% due 11/15/2041	7,400	9,066
8.700% due 06/15/2038	9,455	13,951
JM Smucker Co.
4.375% due 03/15/2045	1,400	1,471
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	52,281
Kaiser Foundation Hospitals
4.150% due 05/01/2047	12,100	12,589
Kansas City Southern
4.300% due 05/15/2043	5,000	4,955
4.950% due 08/15/2045	700	767
Kellogg Co.
4.500% due 04/01/2046	6,800	7,031
Kerr-McGee Corp.
6.950% due 07/01/2024	3,408	4,003
7.875% due 09/15/2031	2,400	3,093
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	15,559	14,761
5.000% due 08/15/2042	15,500	15,224
5.000% due 03/01/2043	37,000	35,865
5.500% due 03/01/2044	2,250	2,333
5.625% due 09/01/2041	1,700	1,762
5.800% due 03/15/2035	13,742	14,924
6.375% due 03/01/2041	6,000	6,795
6.500% due 02/01/2037	12,219	13,581
6.500% due 09/01/2039	36,345	41,329
6.550% due 09/15/2040	30,300	34,805
6.950% due 01/15/2038	49,800	59,712
7.500% due 11/15/2040	22,967	28,771
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,400	1,447
7.800% due 08/01/2031	2,000	2,527
Kraft Heinz Foods Co.
5.000% due 06/04/2042	13,250	14,057
5.200% due 07/15/2045	1,000	1,088
6.375% due 07/15/2028	650	785
6.500% due 02/09/2040	98,198	123,385
6.750% due 03/15/2032	5,025	6,239
6.875% due 01/26/2039	3,900	5,037
7.125% due 08/01/2039	36,043	47,565
Kroger Co.
7.500% due 04/01/2031	150	199
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	1,900	1,987
Lam Research Corp.
3.800% due 03/15/2025	4,900	5,012
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,478
4.500% due 05/15/2036	2,100	2,300
4.700% due 05/15/2046	7,628	8,619
Lowe’s Cos., Inc.
3.700% due 04/15/2046	8,300	8,033

Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,965
Magna International, Inc.
3.625% due 06/15/2024	9,745	10,016
Masco Corp.
4.375% due 04/01/2026	15,400	16,504
5.950% due 03/15/2022	5,871	6,634
6.500% due 08/15/2032	3,614	4,433
7.750% due 08/01/2029	2,539	3,412
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,191
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	14,569
Medtronic, Inc.
4.375% due 03/15/2035	1,311	1,445
4.625% due 03/15/2045	24,750	27,963
Microsoft Corp.
3.300% due 02/06/2027	27,200	28,001
3.700% due 08/08/2046	90,300	89,732
4.100% due 02/06/2037	26,700	28,851
4.500% due 02/06/2057	22,900	25,266
4.750% due 11/03/2055	16,700	19,161
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	13,400	14,405
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	222
Moody’s Corp.
5.250% due 07/15/2044	4,144	4,837
Motorola Solutions, Inc.
5.500% due 09/01/2044	15,300	15,563
Mylan NV
5.250% due 06/15/2046	3,100	3,409
Mylan, Inc.
5.400% due 11/29/2043	1,900	2,102
Nakilat, Inc.
6.067% due 12/31/2033	100	113
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	16,400	17,472
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	35,058
5.950% due 04/01/2041	52,000	66,804
6.400% due 04/30/2040	9,100	12,251
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	24,974
Newell Brands, Inc.
5.375% due 04/01/2036	3,200	3,709
Newmont Mining Corp.
6.250% due 10/01/2039	11,710	14,435
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,407
7.500% due 07/30/2039	2,410	3,487
Noble Holding International Ltd.
5.250% due 03/15/2042	17,340	9,624
6.050% due 03/01/2041	41,350	24,603
Norfolk Southern Corp.
4.450% due 06/15/2045	700	755
4.650% due 01/15/2046	3,300	3,674
6.000% due 03/15/2105	2,800	3,381
Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	14,779
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	11,520	11,601
NXP BV
3.875% due 09/01/2022	7,800	8,141
Occidental Petroleum Corp.
4.400% due 04/15/2046	5,000	5,218
ONEOK Partners LP
6.125% due 02/01/2041	20,852	23,884
6.200% due 09/15/2043	40,000	46,159
6.650% due 10/01/2036	4,765	5,757
6.850% due 10/15/2037	8,494	10,424
Oracle Corp.
3.900% due 05/15/2035	2,175	2,248
4.300% due 07/08/2034	4,000	4,352
4.375% due 05/15/2055	1,700	1,793
Pearson Funding PLC
3.750% due 05/08/2022	10,160	10,212
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,463
Pertamina Persero PT
6.000% due 05/03/2042	5,000	5,410
6.450% due 05/30/2044	5,700	6,487
Petroleos Mexicanos
5.500% due 06/27/2044	36,018	32,020
5.625% due 01/23/2046	105,650	94,055
6.375% due 01/23/2045	29,069	28,488
6.750% due 09/21/2047	25,289	25,602

Pfizer, Inc.
4.300% due 06/15/2043	400	431
4.400% due 05/15/2044	5,500	6,063
5.600% due 09/15/2040	33,365	41,634
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,617
4.125% due 03/04/2043	2,575	2,611
4.250% due 11/10/2044	19,500	20,151
4.375% due 11/15/2041	12,700	13,388
4.875% due 11/15/2043	2,500	2,804
6.375% due 05/16/2038	11,235	14,864
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	262
7.200% due 01/15/2028	24,475	30,437
Pride International LLC
7.875% due 08/15/2040	17,205	14,581
QUALCOMM, Inc.
4.300% due 05/20/2047	6,700	6,857
4.650% due 05/20/2035	23,040	25,181
4.800% due 05/20/2045	28,050	30,901
QVC, Inc.
4.375% due 03/15/2023	1,700	1,721
4.450% due 02/15/2025	2,200	2,174
4.850% due 04/01/2024	21,000	21,493
5.125% due 07/02/2022	6,820	7,218
5.450% due 08/15/2034	35,700	34,119
5.950% due 03/15/2043	38,255	36,755
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027 (g)	5,000	5,621
6.332% due 09/30/2027	3,535	4,081
RELX Capital, Inc.
3.125% due 10/15/2022	7,102	7,126
Reynolds American, Inc.
6.150% due 09/15/2043	10,920	13,702
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,500	9,074
6.875% due 04/15/2040	8,450	9,253
7.500% due 07/15/2038	25,640	29,037
Rockwell Collins, Inc.
3.500% due 03/15/2027	7,600	7,723
4.350% due 04/15/2047	4,500	4,734
Rogers Communications, Inc.
5.000% due 03/15/2044	6,050	6,945
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,300	23,591
5.000% due 03/15/2027	36,700	39,099
5.625% due 03/01/2025	300	332
Sealed Air Corp.
6.875% due 07/15/2033	2,000	2,310
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047	6,700	7,126
Sky PLC
3.125% due 11/26/2022	4,200	4,278
3.750% due 09/16/2024	2,800	2,881
Southern Co.
4.250% due 07/01/2036	9,300	9,508
4.400% due 07/01/2046	25,900	26,516
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	11,317
Southwestern Energy Co.
4.100% due 03/15/2022	6,600	6,183
6.700% due 01/23/2025	3,369	3,310
Standard Industries, Inc.
5.000% due 02/15/2027	1,580	1,616
Starbucks Corp.
4.300% due 06/15/2045	2,100	2,313
Statoil ASA
3.950% due 05/15/2043	2,200	2,161
5.100% due 08/17/2040	9,200	10,641
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,120
4.950% due 01/15/2043	27,800	26,049
Symantec Corp.
5.000% due 04/15/2025	4,150	4,354
Tech Data Corp.
4.950% due 02/15/2027	4,200	4,461
Telefonica Emisiones S.A.U.
5.213% due 03/08/2047	23,200	25,185
7.045% due 06/20/2036	27,468	36,225
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	399
Tesco PLC
6.150% due 11/15/2037	3,450	3,632
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	261	308

Thomson Reuters Corp.
4.300% due 11/23/2023		22,700	24,370
5.650% due 11/23/2043		23,336	27,143
Time Warner Cable LLC
4.500% due 09/15/2042		18,100	17,308
5.500% due 09/01/2041		14,800	15,978
5.875% due 11/15/2040		5,000	5,598
6.550% due 05/01/2037		2,250	2,698
6.750% due 06/15/2039		52,495	64,525
7.300% due 07/01/2038		2,080	2,669
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		1,128	1,421
8.375% due 07/15/2033		18,720	25,787
Time Warner, Inc.
4.650% due 06/01/2044		10,705	10,641
4.900% due 06/15/2042		3,000	3,099
5.350% due 12/15/2043		3,300	3,653
5.375% due 10/15/2041		5,000	5,496
6.100% due 07/15/2040		28,600	34,433
6.200% due 03/15/2040		10,000	11,996
6.250% due 03/29/2041		14,950	18,347
Topaz Solar Farms LLC
4.875% due 09/30/2039		7,067	7,344
TransCanada PipeLines Ltd.
6.200% due 10/15/2037		3,484	4,453
7.250% due 08/15/2038		1,400	1,954
7.625% due 01/15/2039		4,900	7,178
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042		2,600	2,588
5.400% due 08/15/2041		4,330	4,847
Tyson Foods, Inc.
4.550% due 06/02/2047		1,000	1,059
4.875% due 08/15/2034		950	1,043
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		8,700	9,070
4.625% due 12/03/2026		3,322	3,579
7.125% due 04/22/2025		2,706	3,126
Union Pacific Corp.
4.250% due 04/15/2043		1,000	1,061
4.375% due 11/15/2065		2,500	2,626
United Airlines Pass-Through Trust
3.100% due 01/07/2030		41,700	41,700
3.450% due 01/07/2030		2,600	2,629
3.750% due 03/03/2028		5,757	5,973
4.000% due 10/11/2027		14,648	15,325
4.300% due 02/15/2027		16,703	17,788
UnitedHealth Group, Inc.
4.625% due 07/15/2035		7,100	8,004
4.625% due 11/15/2041		14,000	15,477
4.750% due 07/15/2045		15,099	17,411
5.800% due 03/15/2036		300	381
5.950% due 02/15/2041		4,700	6,166
6.625% due 11/15/2037		2,150	2,972
Viacom, Inc.
4.850% due 12/15/2034		12,100	12,073
5.250% due 04/01/2044		13,540	13,624
5.850% due 09/01/2043		18,900	20,505
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		1,663	1,737
Virgin Media Secured Finance PLC
6.000% due 01/15/2025	GBP	1,624	2,459
Votorantim Cimentos S.A.
7.250% due 04/05/2041		$1,700	1,680
Wal-Mart Stores, Inc.
4.000% due 04/11/2043		22,200	23,432
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026		14,000	13,998
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		9,100	8,804
Western Gas Partners LP
5.450% due 04/01/2044		2,600	2,652
WestRock RKT Co.
4.000% due 03/01/2023		8,350	8,754
Whirlpool Corp.
5.150% due 03/01/2043		21,075	23,428
Williams Cos., Inc.
7.500% due 01/15/2031		5,227	6,220
8.750% due 03/15/2032		29,088	37,451
Williams Partners LP
4.900% due 01/15/2045		1,500	1,510
5.100% due 09/15/2045		7,225	7,523
5.400% due 03/04/2044		8,300	8,809
5.800% due 11/15/2043		10,360	11,458
6.300% due 04/15/2040		21,370	24,873
Woodside Finance Ltd.
3.650% due 03/05/2025		700	699

Wyeth LLC
5.950% due 04/01/2037		500	648
Wynn Las Vegas LLC
4.250% due 05/30/2023		66,427	67,174
5.500% due 03/01/2025		126,050	132,904
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,681	1,657

			7,126,211

UTILITIES 14.2%
Alabama Power Co.
3.850% due 12/01/2042		2,950	2,961
5.200% due 06/01/2041		200	231
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		26,093	37,443
American Transmission Systems, Inc.
5.000% due 09/01/2044		11,300	12,684
American Water Capital Corp.
4.300% due 12/01/2042		8,700	9,427
6.593% due 10/15/2037		150	207
Anadarko Finance Co.
7.500% due 05/01/2031		8,074	10,114
Appalachian Power Co.
4.400% due 05/15/2044		6,350	6,785
5.800% due 10/01/2035		2,176	2,626
6.375% due 04/01/2036		4,450	5,691
6.700% due 08/15/2037		3,600	4,768
7.000% due 04/01/2038		3,693	5,135
AT&T Corp.
8.250% due 11/15/2031		265	369
AT&T, Inc.
1.800% due 09/04/2026	EUR	600	679
2.023% due 07/15/2021		$10,400	10,514
3.150% due 09/04/2036	EUR	4,500	5,073
4.350% due 06/15/2045		$51,977	48,496
4.500% due 03/09/2048		122,631	116,072
4.550% due 03/09/2049		111,619	105,465
4.750% due 05/15/2046		1,900	1,873
4.800% due 06/15/2044		99,600	99,210
5.150% due 03/15/2042		5,500	5,643
5.350% due 09/01/2040		11,547	12,283
5.450% due 03/01/2047		23,200	25,103
6.000% due 08/15/2040		4,400	4,990
6.375% due 03/01/2041		22,200	26,039
Berkshire Hathaway Energy Co.
4.500% due 02/01/2045		580	631
5.950% due 05/15/2037		1,500	1,906
6.125% due 04/01/2036		10,425	13,448
6.500% due 09/15/2037		23,550	31,756
BG Energy Capital PLC
5.125% due 10/15/2041		2,350	2,635
British Telecommunications PLC
9.125% due 12/15/2030		12,410	18,913
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		15,685	6,294
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400	428
Cleco Power LLC
6.000% due 12/01/2040		17,400	21,254
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036		7,000	8,419
CMS Energy Corp.
4.700% due 03/31/2043		5,437	5,806
CNOOC Finance Ltd.
3.000% due 05/09/2023		400	396
3.875% due 05/02/2022		10,900	11,335
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		42,750	45,055
Consolidated Edison Co. of New York, Inc.
4.625% due 12/01/2054		2,285	2,533
5.300% due 03/01/2035		900	1,056
5.500% due 12/01/2039		3,400	4,185
5.700% due 06/15/2040		5,000	6,296
6.200% due 06/15/2036		4,000	5,187
6.750% due 04/01/2038		9,950	13,907
DTE Electric Co.
3.950% due 06/15/2042		500	509
4.300% due 07/01/2044		9,150	9,932
Duke Energy Carolinas LLC
4.250% due 12/15/2041		16,400	17,583
6.000% due 01/15/2038		50	66
Duke Energy Corp.
3.750% due 09/01/2046		11,950	11,419
Duke Energy Florida LLC
5.650% due 04/01/2040		7,400	9,306

Duke Energy Indiana LLC
4.900% due 07/15/2043	105	122
6.120% due 10/15/2035	6,724	8,363
Duke Energy Progress LLC
4.100% due 03/15/2043	4,701	4,900
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	4,150	4,643
Electricite de France S.A.
4.875% due 01/22/2044	9,140	9,642
4.950% due 10/13/2045	4,855	5,225
6.950% due 01/26/2039	17,208	22,935
Emera U.S. Finance LP
4.750% due 06/15/2046	14,800	15,703
Emera, Inc.
6.750% due 06/15/2076	9,100	10,329
Enable Midstream Partners LP
4.400% due 03/15/2027	800	805
5.000% due 05/15/2044	23,213	21,854
Enel Finance International NV
3.625% due 05/25/2027	6,200	6,153
4.750% due 05/25/2047	8,500	8,794
Exelon Corp.
4.450% due 04/15/2046	3,863	4,014
5.625% due 06/15/2035	8,000	9,412
Exelon Generation Co. LLC
5.600% due 06/15/2042	16,164	16,305
6.250% due 10/01/2039	13,115	14,371
FirstEnergy Corp.
7.375% due 11/15/2031	11,846	15,620
FirstEnergy Transmission LLC
4.350% due 01/15/2025	250	262
5.450% due 07/15/2044	10,100	11,595
Florida Power & Light Co.
4.050% due 10/01/2044	4,200	4,472
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	16,950	17,260
6.000% due 11/27/2023	17,825	19,487
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	5,700	5,748
4.950% due 02/06/2028 (g)	5,900	5,950
5.999% due 01/23/2021	20,300	21,942
6.510% due 03/07/2022	32,275	35,694
Georgia Power Co.
4.750% due 09/01/2040	6,100	6,614
5.950% due 02/01/2039	2,270	2,801
Great Plains Energy, Inc.
3.900% due 04/01/2027	4,000	4,055
4.850% due 04/01/2047	8,500	8,793
Idaho Power Co.
4.850% due 08/15/2040	9,000	9,952
Indiana Michigan Power Co.
4.550% due 03/15/2046	500	550
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	6,508
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	7,473
Kentucky Utilities Co.
5.125% due 11/01/2040	17,600	21,169
Koninklijke KPN NV
8.375% due 10/01/2030	28,590	39,349
Metropolitan Edison Co.
3.500% due 03/15/2023	1,900	1,933
MidAmerican Energy Co.
5.800% due 10/15/2036	3,000	3,781
Monongahela Power Co.
5.400% due 12/15/2043	700	854
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,850	3,911
4.278% due 10/01/2034	9,000	9,530
NiSource Finance Corp.
4.375% due 05/15/2047	11,100	11,510
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022	22,300	22,796
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	11,248	6,130
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(e)	5,367	1,838
6.750% due 10/01/2023 ^(e)	1,778	609
Oglethorpe Power Corp.
5.250% due 09/01/2050	25,000	27,147
Ohio Edison Co.
6.875% due 07/15/2036	3,500	4,704
8.250% due 10/15/2038	1,000	1,505
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	18,193
5.300% due 06/01/2042	600	728

7.250% due 01/15/2033		3,400	4,763
7.500% due 09/01/2038		4,615	6,822
Orange S.A.
5.500% due 02/06/2044		14,165	16,996
9.000% due 03/01/2031		11,250	17,057
Pacific Gas & Electric Co.
4.300% due 03/15/2045		3,700	3,979
4.450% due 04/15/2042		5,150	5,644
4.600% due 06/15/2043		85	95
4.750% due 02/15/2044		3,800	4,341
5.400% due 01/15/2040		800	991
5.800% due 03/01/2037		8,600	11,003
6.050% due 03/01/2034		5,630	7,284
6.250% due 03/01/2039		9,900	13,158
PacifiCorp
6.000% due 01/15/2039		200	261
PECO Energy Co.
4.150% due 10/01/2044		8,900	9,321
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	608
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	14,000	17,197
5.625% due 05/20/2043		$44,687	37,370
6.850% due 06/05/2115		16,000	14,200
Plains All American Pipeline LP
4.300% due 01/31/2043		12,125	10,426
4.500% due 12/15/2026		4,650	4,712
4.700% due 06/15/2044		29,155	26,708
4.900% due 02/15/2045		28,935	27,042
5.150% due 06/01/2042		60,620	58,493
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,550
Progress Energy, Inc.
7.750% due 03/01/2031		400	564
Puget Sound Energy, Inc.
5.764% due 07/15/2040		9,000	11,292
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	59,148
5.500% due 04/08/2044		41,000	44,243
Shell International Finance BV
3.625% due 08/21/2042		2,400	2,254
4.000% due 05/10/2046		400	397
4.125% due 05/11/2035		71,200	74,356
4.550% due 08/12/2043		11,450	12,298
Southern California Edison Co.
6.000% due 01/15/2034		400	512
6.650% due 04/01/2029		600	772
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		9,300	9,602
5.875% due 03/15/2041		7,500	9,116
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	864
6.200% due 03/15/2040		3,100	4,001
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,470
SSE PLC
5.625% due 10/01/2017 (d)	EUR	2,500	2,894
5.625% due 10/01/2017 (d)		$200	202
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	9,135
7.721% due 06/04/2038		17,800	21,627
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	9,252
Telefonica Europe BV
8.250% due 09/15/2030		$17,700	24,889
Toledo Edison Co.
6.150% due 05/15/2037		11,490	14,327
Verizon Communications, Inc.
3.850% due 11/01/2042		16,560	14,514
4.522% due 09/15/2048		53,992	51,399
4.672% due 03/15/2055		221,612	208,357
4.862% due 08/21/2046		2,920	2,931
5.012% due 08/21/2054		242,722	241,020
5.500% due 03/16/2047		6,600	7,252
Virginia Electric & Power Co.
6.000% due 05/15/2037		400	515
Vodafone Group PLC
4.375% due 02/19/2043		11,625	11,539
6.150% due 02/27/2037		17,613	21,438
6.250% due 11/30/2032		2,650	3,212

Wisconsin Electric Power Co.
5.700% due 12/01/2036	220	275

		2,515,857

Total Corporate Bonds & Notes (Cost $12,975,141)		13,880,850

MUNICIPAL BONDS & NOTES 5.7%
CALIFORNIA 2.8%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	15,300	22,067
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	12,300	17,519
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	862
6.907% due 10/01/2050	28,895	43,875
7.043% due 04/01/2050	49,575	75,936
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,719
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,915
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,271
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	22,431
7.350% due 11/01/2039	1,000	1,470
7.500% due 04/01/2034	4,840	7,050
7.550% due 04/01/2039	16,720	25,543
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	19,570	30,482
7.625% due 03/01/2040	7,575	11,580
7.950% due 03/01/2036	22,100	25,244
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,712
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,690
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,659
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	25,485	38,896
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	21,064
7.618% due 08/01/2040	5,200	7,699
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	597
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,158
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,595	9,088
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	6,202
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	124
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,734
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,233
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	678
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,399
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	14,719
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	8,974
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	34,049
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	587
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	2,447
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	472
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	5,125

		495,270

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	8,590	10,541

6.655% due 04/01/2057	44,110	54,158

		64,699

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,089
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	20,877
Chicago, Illinois General Obligation Bonds, Series 2012
5.432% due 01/01/2042	4,435	3,776
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	5,000	4,645
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	25,400	25,914
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	11,015	11,415
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,533
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	11,235	10,529

		81,778

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,341

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	478

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,179

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,450

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	526
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	15,005	22,036

		22,562

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	6,365

NEW YORK 1.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	9,029
6.814% due 11/15/2040	18,085	25,292
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,342
5.508% due 08/01/2037	800	1,004
5.572% due 11/01/2038	9,000	11,269
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,463
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	588
5.389% due 03/15/2040	200	247
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,143
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,608
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	631
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	235
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	92,151

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,078

		168,080

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,295
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	3,100	3,854
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,499
7.734% due 02/15/2033	7,325	10,065
8.084% due 02/15/2050	50,725	81,907
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	69

		98,689

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,350

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	18,665
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	18,949

		37,614

Total Municipal Bonds & Notes (Cost $815,857)		1,000,855

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
3.500% due 06/01/2045 - 09/01/2046	11,858	12,207
3.500% due 07/01/2046 (g)	14,639	15,069
4.000% due 10/01/2040 - 09/01/2046	974	1,027
6.000% due 01/01/2023 - 06/01/2038	18	21
7.000% due 11/01/2026	15	17
8.500% due 08/01/2026	1	1
Fannie Mae, TBA
3.000% due 07/01/2047 - 09/01/2047	99,800	99,506
3.500% due 07/01/2047 - 09/01/2047	245,600	251,694
Freddie Mac
3.129% due 08/15/2032	32	34
Ginnie Mae
4.500% due 09/15/2033	13	14
8.500% due 09/15/2030	5	5

Total U.S. Government Agencies (Cost $381,685)		379,595

U.S. TREASURY OBLIGATIONS 31.2%
U.S. Treasury Bonds
2.250% due 08/15/2046 (g)	30,613	27,003
2.500% due 02/15/2045 (g)	266,000	248,700
2.500% due 02/15/2046 (g)(k)	132,685	123,744
2.500% due 05/15/2046 (g)	21,030	19,601
2.750% due 11/15/2042 (g)(i)(k)	414,000	409,747
2.875% due 05/15/2043 (g)	34,900	35,288
2.875% due 08/15/2045 (g)(i)	105,207	105,984
2.875% due 11/15/2046	197,133	198,600
3.000% due 11/15/2044 (g)	94,739	97,935
3.000% due 05/15/2045 (g)(i)(k)	390,183	402,773
3.000% due 02/15/2047 (g)	835,989	864,041
3.125% due 02/15/2042 (g)(i)(k)	297,500	315,489
3.125% due 02/15/2043 (g)(i)(k)	199,000	210,516
3.625% due 02/15/2044 (g)(i)(k)	302,675	349,288
5.375% due 02/15/2031 (k)	2,000	2,690
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2025 (i)	68,056	67,570
0.375% due 01/15/2027	5,062	4,973
0.625% due 01/15/2026 (i)	66,687	67,139
1.750% due 01/15/2028 (i)	14,474	16,144
2.000% due 01/15/2026 (i)	17,988	20,167
2.375% due 01/15/2027 (i)	119,073	138,830
2.500% due 01/15/2029 (i)	24,032	28,918
3.875% due 04/15/2029	892	1,213
U.S. Treasury Notes
1.750% due 09/30/2022 (g)	19,100	18,928
1.875% due 01/31/2022 (g)(i)	220,000	220,288
2.000% due 08/15/2025 (g)	597,500	587,335
2.000% due 11/15/2026 (g)(k)	35,774	34,892
2.250% due 11/15/2025 (g)(i)(k)	91,465	91,492
2.250% due 02/15/2027 (g)	536,471	534,166

2.375% due 05/15/2027 (g)		98,019	98,666
U.S. Treasury STRIPS (b)
0.000% due 11/15/2042		35,100	16,915
0.000% due 02/15/2043		2,000	954
0.000% due 05/15/2043		17,300	8,193
0.000% due 11/15/2043		121,050	56,552
0.000% due 02/15/2044		149,500	69,431
0.000% due 05/15/2044		22,050	10,157
0.000% due 11/15/2044		17,300	7,836
0.000% due 02/15/2045 (i)		17,300	7,756
0.000% due 08/15/2045 (i)		14,600	6,444

Total U.S. Treasury Obligations (Cost $5,473,512)			5,526,358

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037		20,220	22,553
BCAP LLC Trust
1.524% due 05/26/2035		385	368
1.532% due 11/26/2046		266	260
4.000% due 02/26/2037		177	177
Merrill Lynch Mortgage Investors Trust
2.094% due 01/25/2029		112	107
2.182% due 03/25/2028		43	42
Structured Adjustable Rate Mortgage Loan Trust
3.366% due 09/25/2034		1,378	1,374

Total Non-Agency Mortgage-Backed Securities (Cost $25,650)			24,881

ASSET-BACKED SECURITIES 0.4%
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		20,667	20,460
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		1,372	1,474
Eagle Ltd.
2.570% due 12/15/2039		4,444	4,417
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		22,888	22,837
SBA Tower Trust
3.869% due 10/15/2049		11,400	11,590
Structured Asset Investment Loan Trust
2.116% due 01/25/2035		1,889	1,895
Voya CLO Ltd.
2.478% due 10/15/2022		2,795	2,799

Total Asset-Backed Securities (Cost $65,057)			65,472

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
5.000% due 01/27/2045		46,630	41,034
Colombia Government International Bond
6.125% due 01/18/2041		200	232
Export-Import Bank of India
3.375% due 08/05/2026		22,000	21,579
Mexico Government International Bond
4.600% due 01/23/2046		4,171	4,089
5.550% due 01/21/2045		19,780	22,228
5.750% due 10/12/2110		1,550	1,616
6.050% due 01/11/2040		1,238	1,464
Poland Government International Bond
2.500% due 07/25/2026	PLN	106,000	27,076
3.250% due 07/25/2025		16,700	4,548
Saudi Government International Bond
3.250% due 10/26/2026		$8,900	8,834
4.500% due 10/26/2046		46,700	47,683
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	146,500	12,432
Spain Government International Bond
2.150% due 10/31/2025	EUR	1,500	1,834

Total Sovereign Issues (Cost $193,514)			194,649

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 12/31/2049 (d)		20,200	26,492

Total Convertible Preferred Securities (Cost $24,500)			26,492

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (d)	130,000	14,206
Public Storage
6.375% due 03/17/2019 (d)	75,000	2,045
Reinsurance Group of America, Inc.
6.200% due 09/15/2042	537,000	16,008
State Street Corp.
5.900% due 03/15/2024 (d)	119,400	3,377
Ventas Realty LP
5.450% due 03/15/2043	120,000	3,053

		38,689

INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063	29,925	744

UTILITIES 0.3%
DTE Energy Co.
5.250% due 12/01/2062	11,150	282
Entergy Arkansas, Inc.
4.750% due 06/01/2063	38,000	945
Entergy Texas, Inc.
5.625% due 06/01/2064	513,816	13,734
SCE Trust
5.000% due 06/26/2022 (d)	724,700	18,430
5.625% due 07/19/2017 (d)	82,125	2,084
5.750% due 03/15/2024 (d)	463,000	13,021

		48,496

Total Preferred Securities (Cost $80,147)		87,929

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (f) 1.3%		236,000

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.913% due 08/31/2017 (a)(b)(g)(k)	$3,776	3,770

Total Short-Term Instruments (Cost $239,770)		239,770

Total Investments in Securities (Cost $20,904,858)		22,057,773

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	4,129,368	40,823

Total Short-Term Instruments (Cost $40,823)		40,823

Total Investments in Affiliates (Cost $40,823)		40,823

Total Investments 124.9% (Cost $20,945,681)		$22,098,596
Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $0)		13,975
Other Assets and Liabilities, net (25.0)%		(4,418,409)

Net Assets 100.0%		$17,694,162

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$56,100	$57,144	0.32%
Delta Air Lines, Inc.	3.052	09/30/2019	09/29/2014	69,194	69,196	0.39
Delta Air Lines, Inc.	3.180	05/09/2019	05/05/2014	15,995	15,979	0.09
Norwegian Air Shuttle	4.110 - 4.250	06/24/2026	06/25/2014	57,576	56,715	0.32
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	02/17/2015 - 03/05/2015	4,337	1,838	0.01
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	02/18/2015	1,436	609	0.00
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	25,965	0.15
Rise Ltd.	4.750	01/31/2021	02/11/2014 - 03/14/2017	16,043	16,071	0.09

				$244,681	$243,517	1.37%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.350%	06/30/2017	07/03/2017	$228,000	U.S. Treasury Bonds 3.000% due 11/15/2045	$(232,963)	$228,000	$228,026
SSB	0.050	06/30/2017	07/03/2017	8,000	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(8,163)	8,000	8,000

Total Repurchase Agreements						$(241,126)	$236,000	$236,026

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	1.070%	06/28/2017	07/28/2017		$(120,659)	$(120,676)
BOS	1.100	07/03/2017	07/10/2017		(154,555)	(154,556)
BRC	(1.500)	02/24/2017	TBD	(4)	(4,289)	(4,266)
	0.000	06/20/2017	TBD	(4)	(566)	(566)
BSN	1.070	06/05/2017	07/28/2017		(27,710)	(27,733)
JML	(0.250)	05/10/2017	TBD	(4)	(1,285)	(1,284)
JPS	0.850	05/12/2017	07/21/2017		(4,937)	(4,943)
	0.920	05/17/2017	07/17/2017		(107,953)	(108,082)
	0.920	05/22/2017	07/03/2017		(205,000)	(205,220)
	0.920	06/06/2017	07/03/2017		(6,463)	(6,468)
	0.980	06/05/2017	07/06/2017		(145,081)	(145,192)
	1.050	06/07/2017	07/12/2017		(1,049)	(1,050)
	1.070	06/06/2017	07/05/2017		(1,251)	(1,252)
	1.130	06/14/2017	09/11/2017		(74,719)	(74,763)
	1.130	06/27/2017	07/28/2017		(26,445)	(26,450)
	1.200	06/30/2017	07/03/2017		(228,355)	(228,378)
NOM	1.030	04/18/2017	07/18/2017		(14,726)	(14,758)
NXN	0.940	04/04/2017	07/05/2017		(315,656)	(316,398)
	0.950	04/06/2017	07/06/2017		(501,990)	(503,156)
	0.960	04/10/2017	07/10/2017		(179,219)	(179,620)
	0.960	04/12/2017	07/12/2017		(496,519)	(497,604)
	0.960	04/13/2017	07/13/2017		(99,625)	(99,840)
	0.960	05/11/2017	07/10/2017		(19,216)	(19,243)
	0.970	04/17/2017	07/17/2017		(269,637)	(270,197)
	0.970	04/18/2017	07/18/2017		(325,637)	(326,304)
	0.970	04/21/2017	07/21/2017		(92,375)	(92,557)
	0.970	07/13/2017	07/18/2017		(10,300)	(10,300)
	0.980	04/24/2017	07/24/2017		(175,750)	(176,085)
RDR	1.050	05/04/2017	07/07/2017		(34,475)	(34,535)
	1.060	05/05/2017	07/07/2017		(145,200)	(145,452)
	1.060	05/11/2017	07/07/2017		(81,800)	(81,928)

Total Reverse Repurchase Agreements						$(3,878,856)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (5)
GSC	1.050%	06/13/2017	07/13/2017	$(28,132)	$(28,149)
	1.060	06/08/2017	07/10/2017	(79,835)	(79,894)
	1.200	06/13/2017	07/13/2017	(25,551)	(25,568)
UBS	1.140	06/09/2017	07/06/2017	(34,257)	(34,283)
	1.200	06/07/2017	08/07/2017	(15,189)	(15,202)
	1.200	06/09/2017	08/07/2017	(101)	(101)
	1.220	06/08/2017	08/08/2017	(12,978)	(12,989)
	1.230	06/09/2017	08/09/2017	(65,847)	(65,900)
	2.440	06/05/2017	09/05/2017	(103,861)	(103,959)
	2.440	06/06/2017	09/06/2017	(259,771)	(260,010)

Total Sale-Buyback Transactions					$(626,055)

(g)	Securities with an aggregate market value of $4,510,166 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended Month June 30,2017 was $(3,824,911) at a weighted average interest rate of 0.920%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(950) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	9,166	$930	$745

Total Purchased Options				$930	$745

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/25/2017	1,481	$(646)	$(497)
Call - CBOT U.S. Treasury 10-Year Note September Futures	128.000	08/25/2017	1,481	(581)	(202)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	9,166	(1,067)	(343)

				$(2,294)	$(1,042)

Total Written Options				$(2,294)	$(1,042)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	21	$3,483	$1	$0	$(15)

Total Futures Contrats				$1	$0	$(15)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	9,748		(2,393,134)	$(7,927)	$731	$0
90-Day Eurodollar June Futures	06/2018	857		(210,747)	(58)	54	0
90-Day Eurodollar March Futures	03/2018	721		(177,438)	116	36	0
90-Day Eurodollar March Futures	03/2019	8,815		(2,162,870)	(7,720)	771	0
90-Day Eurodollar September Futures	09/2018	14,450		(3,550,726)	(10,262)	1,084	0
Euro-Bund 10-Year Bond September Futures	09/2017	353	EUR	(65,263)	1,211	637	0

					$(24,640)	$3,313	$0

Total Futures Contracts					$(24,639)	$3,313	$(15)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Cox Communications, Inc.	1.000%	12/20/2020	0.487%	$17,200	$(150)	$(155)	$(305)	$2	$0
Dow Chemical Co.	1.000	12/20/2020	0.271	31,600	(467)	(328)	(795)	13	0

					$(617)	$(483)	$(1,100)	$15	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Arconic, Inc.	1.000%	03/20/2021	1.101%		$2,700	$(119)	$110	$(9)	$1	$0
Arconic, Inc.	1.000	06/20/2021	1.187		2,600	(121)	103	(18)	3	0
Berkshire Hathaway, Inc.	1.000	03/20/2021	0.322		20,500	251	261	512	1	0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.414		12,000	120	188	308	0	(1)
Berkshire Hathaway, Inc.	1.000	06/20/2022	0.472		4,600	83	34	117	1	0
Berkshire Hathaway, Inc.	1.000	06/20/2023	0.637		7,600	(51)	209	158	0	(8)
Berkshire Hathaway, Inc.	1.000	12/20/2023	0.700		4,000	(46)	120	74	0	(2)
Berkshire Hathaway, Inc.	1.000	06/20/2024	0.754		17,050	(267)	543	276	9	0
Canadian Natural Resources Ltd.	1.000	06/20/2022	1.238		7,800	(112)	28	(84)	5	0
Exelon Generation Co. LLC	1.000	06/20/2022	1.435		5,400	(145)	38	(107)	9	0
Ford Motor Co.	5.000	12/20/2021	1.139		17,350	2,578	306	2,884	0	(6)
Ford Motor Co.	5.000	06/20/2022	1.314		2,500	451	(16)	435	2	0
Ford Motor Co.	5.000	12/20/2023	1.761		5,300	961	49	1,010	0	(3)
Ford Motor Credit Co. LLC	5.000	06/20/2021	0.931		10,000	1,593	(22)	1,571	4	0
Ford Motor Credit Co. LLC	5.000	06/20/2022	1.325		300	54	(2)	52	0	0
Goldman Sachs Group, Inc.	1.000	09/20/2020	0.438		7,800	120	21	141	3	0
Goldman Sachs Group, Inc.	1.000	12/20/2020	0.468		20,000	305	62	367	6	0
MetLife, Inc.	5.000	09/20/2019	0.202		1,100	138	(20)	118	0	0
MetLife, Inc.	1.000	09/20/2020	0.317		20,600	218	234	452	0	(3)
MetLife, Inc.	1.000	06/20/2021	0.414		25,000	99	475	574	4	0
MetLife, Inc.	1.000	09/20/2021	0.466		11,000	(10)	254	244	0	(2)
MetLife, Inc.	1.000	12/20/2021	0.512		13,750	69	225	294	0	(4)
MetLife, Inc.	1.000	06/20/2022	0.590		37,450	362	380	742	4	0
Pacific Gas & Electric Co.	1.000	06/20/2021	0.460		2,000	36	6	42	0	0
Prudential Financial, Inc.	1.000	12/20/2020	0.321		10,000	98	136	234	0	(1)
Prudential Financial, Inc.	1.000	06/20/2021	0.369		7,300	(21)	201	180	1	0
Telefonica Emisiones S.A.U.	1.000	06/20/2021	0.528	EUR	1,000	(9)	31	22	0	0
Telefonica Emisiones S.A.U.	1.000	12/20/2021	0.628		20,200	(285)	678	393	0	(11)
Telefonica Emisiones S.A.U.	1.000	06/20/2022	0.706		2,000	(2)	36	34	0	0
Time Warner Cable LLC	1.000	12/20/2020	0.315		$1,100	18	8	26	0	0
Toll Brothers Finance Corp.	1.000	03/20/2021	0.632		5,700	(96)	174	78	0	(4)
Volkswagen International Finance NV	1.000	12/20/2017	0.108	EUR	3,800	29	(9)	20	0	0
Volkswagen International Finance NV	1.000	12/20/2021	0.547		24,550	(60)	639	579	0	(5)
Volkswagen International Finance NV	1.000	06/20/2022	0.612		6,000	10	124	134	1	0

						$6,249	$5,604	$11,853	$54	$(50)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000%	06/20/2022	EUR	217,200	$(4,036)	$(1,411)	$(5,447)	$210	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	06/20/2022	$56,400	$(3,042)	$475	$(2,567)	$24	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	966,800	17,053	2,975	20,028	304	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	602,851	11,013	2,182	13,195	272	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	1,475,000	24,351	6,419	30,770	737	0
CDX.IG-28 5-Year Index	1.000	06/20/2022	2,813,900	48,242	4,733	52,975	1,340	0

				$97,617	$16,784	$114,401	$2,677	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	03/16/2019		$1,997,300	$(1,493)	$(33,892)	$(35,385)	$450	$0
Receive (6)	3-Month USD-LIBOR	2.910	08/20/2019		1,492,300	(13,028)	(2,871)	(15,899)	555	0
Pay	3-Month USD-LIBOR	1.250	06/21/2022		185,400	7,750	(1,499)	6,251	344	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		614,210	(12,287)	38,632	26,345	1,923	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027		25,800	2,058	(257)	1,801	78	0
Receive	3-Month USD-LIBOR	2.500	06/15/2036		13,000	(37)	57	20	50	0
Receive	3-Month USD-LIBOR	2.250	12/21/2036		11,000	357	63	420	43	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		23,000	(313)	586	273	102	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		133,530	(4,727)	13,697	8,970	566	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047		700	113	11	124	3	0
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	256,000	(1,034)	(364)	(1,398)	0	(14)
Receive (6)	6-Month EUR-EURIBOR	1.000	09/20/2027		148,100	(1,658)	808	(850)	1,593	0
Receive (6)	6-Month EUR-EURIBOR	1.500	03/21/2048		16,500	(217)	644	427	401	0
Receive (6)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	253,100	1,660	(2,151)	(491)	0	(1,453)
Receive (6)	6-Month GBP-LIBOR	1.500	09/20/2027		349,700	(9,005)	3,254	(5,751)	4,506	0
Receive (6)	6-Month GBP-LIBOR	1.750	03/21/2048		22,700	(811)	(115)	(926)	746	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	3,020,000	(580)	(930)	(1,510)	31	0
Receive (6)	6-Month JPY-LIBOR	1.000	09/20/2024		27,860,000	476	(10,054)	(9,578)	384	0
Receive (6)	6-Month JPY-LIBOR	0.450	03/20/2029		12,550,000	(346)	(319)	(665)	323	0
Receive (6)	6-Month JPY-LIBOR	0.415	03/25/2029		1,680,000	0	(36)	(36)	43	0
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		4,295,000	(3,671)	(770)	(4,441)	146	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021	MXN	81,000	(149)	148	(1)	0	(8)
Pay	28-Day MXN-TIIE	7.317	03/23/2022		45,400	0	56	56	0	(6)
Pay	28-Day MXN-TIIE	5.722	02/13/2023		18,100	(7)	(48)	(55)	0	(4)
Pay	28-Day MXN-TIIE	5.740	04/24/2023		499,100	(2)	(1,547)	(1,549)	0	(111)
Pay	28-Day MXN-TIIE	5.738	04/25/2023		1,115,700	0	(3,470)	(3,470)	0	(248)
Pay	28-Day MXN-TIIE	5.925	08/04/2023		19,000	0	(53)	(53)	0	(5)
Pay	28-Day MXN-TIIE	5.935	08/04/2023		20,000	0	(55)	(55)	0	(5)
Pay	28-Day MXN-TIIE	5.990	01/30/2026		260,000	(1,547)	487	(1,060)	0	(78)
Receive	28-Day MXN-TIIE	6.080	03/10/2026		165,700	(941)	306	(635)	0	(49)
Pay	28-Day MXN-TIIE	7.380	11/04/2026		42,500	(49)	89	40	0	(13)
Pay	28-Day MXN-TIIE	7.740	02/22/2027		97,600	(18)	246	228	0	(32)
Pay	28-Day MXN-TIIE	7.730	02/25/2027		661,400	587	930	1,517	0	(214)
Pay	28-Day MXN-TIIE	6.190	01/03/2035		2,119,000	(21,707)	4,807	(16,900)	0	(1,076)
Pay	UKRPI	3.585	10/15/2046	GBP	5,350	0	369	369	0	(239)

						$(60,626)	$6,759	$(53,867)	$12,287	$(3,555)

Total Swap Agreements						$38,587	$27,253	$65,840	$15,243	$(3,605)

(i)	Securities with an aggregate market value of $295,435 and cash of $16,045 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	EUR	82,918		$93,200	$0	$(1,505)
	07/2017		$516	EUR	460	9	0
	08/2017	MXN	2,013		$110	0	0
	08/2017		$135	MXN	2,476	1	0
BPS	07/2017		3,432	JPY	384,200	0	(16)
	08/2017	JPY	384,200		$3,436	16	0
	08/2017		$1,525	MXN	28,026	11	0
	08/2017		546	ZAR	7,081	0	(7)
CBK	07/2017	EUR	27,234		$30,486	0	(619)
	07/2017	GBP	61,198		78,742	0	(965)
	08/2017		$741	ZAR	9,672	0	(5)
FBF	07/2017		129,526	EUR	114,271	988	0
	08/2017	EUR	114,271		$129,718	0	(984)
GLM	07/2017		4,954		5,532	0	(127)
	07/2017	GBP	3,116		4,039	0	(20)
	07/2017	JPY	384,200		3,470	54	0
	07/2017		$8,992	GBP	7,033	168	0
	08/2017	MXN	33,228		$1,836	15	0
	08/2017		$1,253	MXN	22,909	3	0
	08/2017		205	ZAR	2,702	0	0
	08/2017	ZAR	128,005		$9,488	0	(247)
HUS	08/2017	MXN	26,114		1,432	1	0
	08/2017		$4,001	GBP	3,078	12	0
	08/2017		1,478	MXN	26,517	0	(25)
JPM	07/2017		425	EUR	375	3	0
	07/2017		5,861	GBP	4,591	118	0
	08/2017	MXN	29,200		$1,596	0	(4)
	08/2017		$3,016	EUR	2,641	5	0
	08/2017		2,767	MXN	50,156	0	(19)
	08/2017		247	ZAR	3,219	0	(2)
SCX	08/2017	PLN	112,335		$29,074	0	(1,235)
TOR	08/2017	MXN	40,329		2,223	13	0
UAG	07/2017		$71,143	GBP	55,511	1,157	0
	08/2017	GBP	55,511		$71,206	0	(1,158)

Total Forward Foreign Currency Contracts						$2,574	$(6,938)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120%	04/17/2018		$101,300	$2,347	$1,501
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		50,000	3,840	5,287
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	11/07/2019		125,000	11,250	13,285
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		400	42	14
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		126,500	5,988	3,735
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		96,800	4,646	7,964
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017		23,100	1,425	0
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018	GBP	52,700	357	235
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		62,650	415	359
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120	04/17/2018		$52,500	1,190	778
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		32,400	2,187	1,229
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		116,300	5,815	3,802
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/26/2019		44,900	1,976	3,833
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		28,500	1,639	743
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		77,300	6,768	1,833
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		10,600	957	731
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017		86,900	6,083	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		90,100	8,131	2,137
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		167,450	15,625	3,828
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018		161,800	14,966	3,662
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	10/21/2019		150,000	10,800	15,262
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019		76,400	7,258	5,114
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		70,800	3,767	5,825
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710	08/26/2019		143,200	7,393	11,493

								$124,865	$92,650

Total Purchased Options								$124,865	$92,650

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	21,500	$(178)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		19,600	(253)	0

							$(431)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$255,000	$(4,000)	$(6,414)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/07/2019	625,000	(11,269)	(15,264)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018	217,500	(2,360)	(1,648)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	1,800	(42)	(7)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	647,700	(6,625)	(3,859)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	486,000	(4,732)	(8,322)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017	98,000	(1,519)	0
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	68,800	(382)	(59)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	141,400	(2,194)	(933)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	581,500	(5,868)	(3,471)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	225,400	(1,976)	(3,860)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	125,600	(1,641)	(560)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018	112,700	(1,258)	(854)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	340,900	(6,857)	(1,186)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	118,900	(2,316)	(1,728)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017	354,200	(6,358)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	81,000	(467)	(72)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	397,600	(8,133)	(1,384)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	1,449,650	(30,843)	(5,075)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/21/2019	750,000	(10,830)	(17,989)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	382,000	(7,258)	(5,394)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	1,076,000	(11,231)	(18,424)

							$(128,159)	$(96,503)

Total Written Options							$(128,590)	$(96,503)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2021	1.040%		$9,750	$(299)	$288	$0	$(11)
	Italy Government International Bond	1.000	09/20/2019	0.464		60,400	320	413	733	0
	Italy Government International Bond	1.000	03/20/2020	0.564		29,604	(95)	450	355	0
	Italy Government International Bond	1.000	06/20/2020	0.602		30,950	15	355	370	0
	Spain Government International Bond	1.000	06/20/2019	0.167		37,600	146	482	628	0
	Spain Government International Bond	1.000	12/20/2019	0.216		50,000	216	761	977	0
BPS	China Government International Bond	1.000	09/20/2020	0.432		10,550	(103)	296	193	0
	China Government International Bond	1.000	12/20/2020	0.474		10,000	(190)	372	182	0
	Colombia Government International Bond	1.000	06/20/2021	1.040		9,750	(265)	254	0	(11)
	Indonesia Government International Bond	1.000	06/20/2022	1.174		4,200	(47)	14	0	(33)
	Mexico Government International Bond	1.000	06/20/2022	1.128		110,000	(1,587)	962	0	(625)
	Petrobras Global Finance BV	1.000	06/20/2018	0.815		33,600	(1,664)	1,736	72	0
	Petrobras Global Finance BV	1.000	09/20/2019	1.562		38,000	(2,101)	1,650	0	(451)
	Philippines Government International Bond	1.000	12/20/2021	0.693		10,000	9	126	135	0
	Santander Issuances S.A.U.	1.000	12/20/2019	0.800	EUR	13,100	(429)	509	80	0
	Tesco PLC	1.000	06/20/2019	0.511		17,300	(47)	247	200	0
BRC	Brazil Government International Bond	1.000	03/20/2020	1.356		$4,625	(429)	387	0	(42)
	Colombia Government International Bond	1.000	06/20/2021	1.040		31,700	(923)	887	0	(36)
	Italy Government International Bond	1.000	03/20/2020	0.564		14,700	(24)	200	176	0
	Italy Government International Bond	1.000	06/20/2020	0.602		3,600	5	38	43	0
	Mexico Government International Bond	1.000	06/20/2022	1.128		350	(5)	3	0	(2)
	Mexico Government International Bond	1.000	09/20/2022	1.208		9,900	(463)	365	0	(98)
	Petrobras Global Finance BV	1.000	06/20/2020	2.015		7,000	(861)	661	0	(200)
	Spain Government International Bond	1.000	06/20/2019	0.167		50,000	194	641	835	0
	Tesco PLC	1.000	09/20/2019	0.607	EUR	2,500	22	4	26	0
	Tesco PLC	1.000	12/20/2019	0.683		5,700	(31)	85	54	0
CBK	Italy Government International Bond	1.000	03/20/2020	0.564		$114,500	163	1,212	1,375	0
	Mexico Government International Bond	1.000	03/20/2019	0.403		15,400	63	100	163	0
	Mexico Government International Bond	1.000	06/20/2022	1.128		39,200	(575)	352	0	(223)
	Shire Acquisitions Investments Ireland DAC	1.000	12/20/2021	1.227	EUR	18,200	(676)	476	0	(200)
	South Africa Government International Bond	1.000	06/20/2021	1.593		$1,000	(83)	61	0	(22)
	Spain Government International Bond	1.000	06/20/2019	0.167		42,650	208	504	712	0
	Tesco PLC	1.000	06/20/2019	0.511	EUR	7,500	(8)	95	87	0
DUB	Italy Government International Bond	1.000	06/20/2019	0.394		$134,400	316	1,325	1,641	0
	Italy Government International Bond	1.000	09/20/2019	0.464		70,100	(284)	1,135	851	0
	Mexico Government International Bond	1.000	12/20/2018	0.374		2,500	4	20	24	0
	Mexico Government International Bond	1.000	03/20/2019	0.403		19,400	(57)	262	205	0
	Spain Government International Bond	1.000	06/20/2019	0.167		44,100	150	586	736	0
	Tesco PLC	1.000	06/20/2019	0.511	EUR	18,000	(37)	245	208	0
GST	China Government International Bond	1.000	06/20/2021	0.542		$9,500	(75)	246	171	0
	Italy Government International Bond	1.000	03/20/2020	0.564		55,000	79	581	660	0
	Italy Government International Bond	1.000	06/20/2020	0.602		23,550	0	281	281	0
	Petrobras Global Finance BV	1.000	09/20/2019	1.562		800	(47)	38	0	(9)
	Petrobras Global Finance BV	1.000	12/20/2019	1.744		700	(78)	66	0	(12)
	Petroleos Mexicanos	1.000	06/20/2021	1.709		5,400	(519)	377	0	(142)
	Tesco PLC	1.000	09/20/2019	0.607	EUR	2,500	24	2	26	0
HUS	China Government International Bond	1.000	09/20/2020	0.432		$35,900	(104)	760	656	0
	China Government International Bond	1.000	06/20/2021	0.542		6,300	(60)	173	113	0
	Colombia Government International Bond	1.000	06/20/2021	1.040		7,100	(219)	211	0	(8)
	Italy Government International Bond	1.000	06/20/2019	0.394		123,100	(1,412)	2,915	1,503	0
	Italy Government International Bond	1.000	06/20/2020	0.602		4,000	(4)	52	48	0
	Mexico Government International Bond	1.000	03/20/2019	0.403		16,400	8	165	173	0
	Mexico Government International Bond	1.000	09/20/2020	0.684		10,750	(225)	336	111	0
	Mexico Government International Bond	1.000	06/20/2022	1.128		65,150	(956)	586	0	(370)
	Petrobras Global Finance BV	1.000	06/20/2019	1.330		8,700	(626)	573	0	(53)
	Spain Government International Bond	1.000	12/20/2019	0.216		43,800	168	688	856	0
JPM	Brazil Government International Bond	1.000	12/20/2017	0.489		2,800	(132)	140	8	0
	China Government International Bond	1.000	09/20/2020	0.432		8,400	(3)	156	153	0
	China Government International Bond	1.000	06/20/2021	0.542		22,500	(117)	521	404	0
	Colombia Government International Bond	1.000	06/20/2021	1.040		13,250	(356)	341	0	(15)
	Italy Government International Bond	1.000	06/20/2020	0.602		50,000	74	523	597	0
	Mexico Government International Bond	1.000	03/20/2019	0.403		52,300	209	344	553	0
	Spain Government International Bond	1.000	06/20/2019	0.167		4,300	19	53	72	0
	Williams Cos., Inc.	1.000	09/20/2019	0.424		3,800	9	41	50	0
MYC	China Government International Bond	1.000	06/20/2021	0.542		12,200	(91)	310	219	0
	Italy Government International Bond	1.000	06/20/2019	0.394		30,100	(254)	622	368	0
	Italy Government International Bond	1.000	09/20/2019	0.464		12,200	(128)	276	148	0
	Italy Government International Bond	1.000	06/20/2020	0.602		40,600	75	410	485	0
	Mexico Government International Bond	1.000	03/20/2019	0.403		8,950	35	60	95	0
	Petrobras Global Finance BV	1.000	03/20/2018	0.716		5,500	(249)	262	13	0
	Spain Government International Bond	1.000	06/20/2019	0.167		102,300	479	1,229	1,708	0
	Spain Government International Bond	1.000	09/20/2019	0.194		24,500	363	81	444	0
	Spain Government International Bond	1.000	12/20/2019	0.216		58,000	251	882	1,133	0
NGF	South Africa Government International Bond	1.000	06/20/2021	1.593		3,100	(255)	187	0	(68)
UAG	China Government International Bond	1.000	06/20/2021	0.542		7,600	(68)	204	136	0

							$(13,637)	$33,251	$22,245	$(2,631)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-28 5-Year Index	1.000%	06/20/2022	$64,500	$987	$(128)	$859	$0
DUB	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	4,400	(437)	48	0	(390)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	122,400	(6,174)	5,403	0	(771)
GST	CMBX.NA.AAA.10 Index	0.500	11/17/2059	1,800	(53)	12	0	(41)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	35,800	(1,903)	1,678	0	(225)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	12,100	(451)	287	0	(164)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	6,200	(1,109)	381	0	(728)
JPS	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	15,300	(812)	(965)	0	(1,776)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	22,600	(1,985)	(17)	0	(2,002)
MEI	CMBX.NA.AAA.6 Index	0.500	05/11/2063	397	(4)	5	1	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	28,400	(1,590)	1,411	0	(179)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	3,200	(312)	28	0	(284)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	1,300	(160)	7	0	(153)
MYC	CMBX.NA.AAA.10 Index	0.500	11/17/2059	7,700	(228)	53	0	(175)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,400	(197)	176	0	(21)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	15,400	(586)	377	0	(209)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	19,500	(1,433)	(831)	0	(2,264)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	17,800	(2,052)	475	0	(1,577)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	2,000	(321)	23	0	(298)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	12,600	(2,376)	896	0	(1,480)
SAL	CMBX.NA.AAA.10 Index	0.500	11/17/2059	4,900	(139)	28	0	(111)
UAG	CMBX.NA.AAA.10 Index	0.500	11/17/2059	3,200	(92)	19	0	(73)

					$(21,427)	$9,366	$860	$(12,921)

Total Swap Agreements					$(35,064)	$42,617	$23,105	$(15,552)

(k)	Securities with an aggregate market value of $9,572 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$377,622	$253,300	$630,922
Corporate Bonds & Notes
Banking & Finance	0	4,212,817	25,965	4,238,782
Industrials	0	7,118,552	7,659	7,126,211
Utilities	0	2,515,857	0	2,515,857
Municipal Bonds & Notes
California	0	495,270	0	495,270
Georgia	0	64,699	0	64,699
Illinois	0	81,778	0	81,778
Indiana	0	2,341	0	2,341
Kentucky	0	478	0	478
Massachusetts	0	4,179	0	4,179
Mississippi	0	4,450	0	4,450
New Jersey	0	22,562	0	22,562
New Mexico	0	6,365	0	6,365
New York	0	168,080	0	168,080
Ohio	0	98,689	0	98,689
Pennsylvania	0	14,350	0	14,350
Texas	0	37,614	0	37,614
U.S. Government Agencies	0	379,595	0	379,595
U.S. Treasury Obligations	0	5,526,358	0	5,526,358
Non-Agency Mortgage-Backed Securities	0	24,881	0	24,881
Asset-Backed Securities	0	45,012	20,460	65,472
Sovereign Issues	0	194,649	0	194,649
Convertible Preferred Securities
Banking & Finance	0	26,492	0	26,492
Preferred Securities
Banking & Finance	3,053	35,636	0	38,689
Industrials	744	0	0	744
Utilities	14,679	33,817	0	48,496
Short-Term Instruments
Repurchase Agreements	0	236,000	0	236,000
U.S. Treasury Bills	0	3,770	0	3,770
	$18,476	$21,731,913	$307,384	$22,057,773

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$40,823	$0	$0	$40,823

Total Investments	$59,299	$21,731,913	$307,384	$22,098,596

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,058	15,243	0	19,301
Over the counter	0	118,329	0	118,329
	$4,058	$133,572	$0	$137,630

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(358)	(4,304)	0	(4,662)
Over the counter	0	(118,793)	(200)	(118,993)

	$(358)	$(123,097)	$(200)	$(123,655)

Total Financial Derivative Instruments	$3,700	$10,475	$(200)	$13,975

Totals	$62,999	$21,742,388	$307,184	$22,112,571

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$263,076	$0	$(10,776)	$(2)	$(2)	$1004	$0	$0	$253,300	$983
Corporate Bonds & Notes
Banking & Finance	24,069	0	0	0	0	1,896	0	0	25,965	1,896
Industrials	0	0	0	0	0	0	7,659	0	7,659	0
Asset-Backed Securities	21,030	0	(442)	0	0	(128)	0	0	20,460	(129)

	$308,175	$0	$(11,218)	$(2)	$(2)	$2,772	$7,659	$0	$307,384	$2,750
Financial Derivative Instruments - Liabilities
Over the counter	$(155)	$0	$0	$0	$0	$(45)	$0	$0	$(200)	$(78)

Totals	$308,020	$0	$(11,218)	$(2)	$(2)	$2727	$7,659	$0	$307,184	$2,672

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$253,300	Proxy Pricing	Base Price	99.250 - 102.000
Corporate Bonds & Notes
Banking & Finance	25,965	Reference Instrument	OAS spread	549.080 bps
Industrials	7,659	Third Party Vendor	Broker Quote	102.119
Asset-Backed Securities	20,460	Third Party Vendor	Broker Quote	99.000
Financial Derivative Instruments - Liabilities
Over the counter	(200)	Indicative Market Quotation	Broker Quote	(1.00)

Total	$307,184

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.7%
CORPORATE BONDS & NOTES 42.3%
BANKING & FINANCE 24.5%
ABN AMRO Bank NV
2.450% due 06/04/2020	$490	$493
2.500% due 10/30/2018	1,000	1,008
Air Lease Corp.
2.625% due 09/04/2018	905	912
American Express Co.
7.000% due 03/19/2018	3,200	3,320
American Express Credit Corp.
1.928% due 05/26/2020	720	726
American International Group, Inc.
4.875% due 06/01/2022	138	152
ANZ New Zealand International Ltd.
2.250% due 02/01/2019	1,500	1,506
Australia & New Zealand Banking Group Ltd.
1.949% due 09/23/2019	1,600	1,614
Aviation Capital Group Corp.
4.625% due 01/31/2018	500	508
Bank of America Corp.
2.151% due 11/09/2020	1,000	996
3.124% due 01/20/2023	700	708
5.700% due 01/24/2022	1,050	1,188
6.875% due 04/25/2018	514	535
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	595
2.450% due 11/27/2020	140	141
2.500% due 04/15/2021	200	202
2.600% due 08/17/2020	410	416
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.768% due 03/05/2018	600	601
Barclays PLC
3.200% due 08/10/2021	900	914
3.250% due 01/12/2021	400	407
4.375% due 01/12/2026	300	312
Bear Stearns Cos. LLC
4.650% due 07/02/2018	1,200	1,234
Capital One Financial Corp.
2.500% due 05/12/2020	1,000	1,005
CC Holdings GS LLC
3.849% due 04/15/2023	970	1,021
Citigroup, Inc.
1.750% due 05/01/2018	400	400
2.450% due 01/10/2020	700	705
2.500% due 09/26/2018	500	504
2.700% due 03/30/2021	2,000	2,014
Citizens Bank N.A.
2.500% due 03/14/2019	400	403
Commonwealth Bank of Australia
1.750% due 11/07/2019	700	694
2.250% due 03/13/2019	3,000	3,018
Cooperatieve Rabobank UA
3.950% due 11/09/2022	1,000	1,046
Credit Agricole S.A.
4.375% due 03/17/2025	210	218
Credit Suisse AG
3.000% due 10/29/2021	610	622
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	655	660
3.450% due 04/16/2021	400	411
3.800% due 06/09/2023	900	929
Deutsche Bank AG
2.608% due 01/18/2019	500	506
4.250% due 10/14/2021	1,000	1,048
Discover Bank
2.000% due 02/21/2018	1,500	1,502
Ford Motor Credit Co. LLC
2.551% due 10/05/2018	500	503
2.681% due 01/09/2020	800	806
3.336% due 03/18/2021	400	408
8.125% due 01/15/2020	690	785
General Motors Financial Co., Inc.
3.250% due 05/15/2018	718	727
6.750% due 06/01/2018	800	835

Goldman Sachs Group, Inc.
2.036% due 12/13/2019	2,000	2,012
2.900% due 07/19/2018	1,000	1,012
4.000% due 03/03/2024	2,200	2,305
5.375% due 03/15/2020	500	540
Guardian Life Global Funding
2.000% due 04/26/2021	700	690
Harley-Davidson FinancialServices, Inc.
2.400% due 06/15/2020	1,100	1,102
HSBC Bank USA N.A.
6.000% due 08/09/2017	650	653
HSBC Holdings PLC
2.650% due 01/05/2022	900	897
3.600% due 05/25/2023	600	620
HSBC USA, Inc.
2.750% due 08/07/2020	1,000	1,017
ING Bank NV
1.800% due 03/16/2018	585	586
ING Groep NV
3.150% due 03/29/2022	800	816
International Lease Finance Corp.
6.250% due 05/15/2019	700	751
Jackson National Life Global Funding
1.875% due 10/15/2018	350	351
2.250% due 04/29/2021	200	198
JPMorgan Chase & Co.
2.295% due 08/15/2021	1,700	1,691
2.400% due 06/07/2021	200	200
2.550% due 10/29/2020	550	555
LeasePlan Corp. NV
2.500% due 05/16/2018	400	401
2.875% due 01/22/2019	600	602
Lloyds Bank PLC
2.000% due 08/17/2018	1,200	1,202
Macquarie Bank Ltd.
2.600% due 06/24/2019	1,000	1,009
Metropolitan Life Global Funding
1.697% due 12/19/2018	600	603
Morgan Stanley
1.982% due 02/14/2020	2,500	2,511
3.700% due 10/23/2024	900	925
5.500% due 07/28/2021	1,400	1,554
7.300% due 05/13/2019	770	842
National Australia Bank Ltd.
2.250% due 01/10/2020	3,000	3,010
New York Life Global Funding
2.000% due 04/13/2021	1,000	992
PNC Bank N.A.
2.450% due 11/05/2020	280	282
Pricoa Global Funding
1.900% due 09/21/2018	1,200	1,202
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,505
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,434
Santander Holdings USA, Inc.
2.642% due 11/24/2017	2,300	2,309
State Street Corp.
2.081% due 08/18/2020	520	531
Sumitomo Mitsui Banking Corp.
1.738% due 01/16/2018	700	702
2.050% due 01/18/2019	1,500	1,503
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	900	897
Synchrony Financial
2.402% due 02/03/2020	450	454
Toyota Motor Credit Corp.
1.598% due 10/18/2019	700	705
U.S. Bank N.A.
1.467% due 01/26/2018	640	641
UBS AG
1.800% due 03/26/2018	1,000	1,002
1.996% due 03/26/2018	460	462
UBS Group Funding Switzerland AG
2.950% due 09/24/2020	710	726
Vonovia Finance BV
3.200% due 10/02/2017	400	401
Waha Aerospace BV
3.925% due 07/28/2020	322	331
WEA Finance LLC
3.250% due 10/05/2020	400	407
Wells Fargo & Co.
1.500% due 01/16/2018	500	500
2.112% due 02/11/2022	600	605
2.263% due 01/24/2023	2,800	2,831
2.558% due 03/04/2021	1,190	1,225

		92,560

INDUSTRIALS 15.7%
Abbott Laboratories
2.350% due 11/22/2019	700	706
AbbVie, Inc.
2.000% due 11/06/2018	1,000	1,003
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	770	776
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	96	110
American Airlines Pass-Through Trust
3.375% due 11/01/2028	452	455
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018	2,516	2,532
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,000	1,007
Baidu, Inc.
2.250% due 11/28/2017	625	626
Baxalta, Inc.
2.875% due 06/23/2020	1,500	1,525
Boston Scientific Corp.
2.650% due 10/01/2018	1,700	1,716
BP AMI Leasing, Inc.
5.523% due 05/08/2019	895	951
Caterpillar Financial Services Corp.
7.050% due 10/01/2018	1,255	1,335
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	171	180
CVS Health Corp.
2.800% due 07/20/2020	200	204
Daimler Finance North America LLC
1.650% due 05/18/2018	1,400	1,400
2.300% due 01/06/2020	1,500	1,505
Dell International LLC
5.450% due 06/15/2023	200	217
Delphi Automotive PLC
3.150% due 11/19/2020	400	409
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,500	2,696
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	350	354
EMD Finance LLC
2.400% due 03/19/2020	200	201
Enbridge, Inc.
1.946% due 06/15/2020	1,500	1,500
Enterprise Products Operating LLC
2.550% due 10/15/2019	110	111
ERAC USA Finance LLC
6.375% due 10/15/2017	150	152
Flex Ltd.
4.625% due 02/15/2020	700	736
Forest Laboratories LLC
4.375% due 02/01/2019	77	79
GATX Corp.
2.500% due 03/15/2019	800	807
Georgia-Pacific LLC
5.400% due 11/01/2020	500	547
Hyundai Capital America
2.550% due 02/06/2019	500	502
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,100	1,119
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,000	2,050
KLA-Tencor Corp.
2.375% due 11/01/2017	350	351
Moody’s Corp.
1.568% due 09/04/2018	1,000	1,003
Nissan Motor Acceptance Corp.
1.756% due 09/13/2019	400	401
2.650% due 09/26/2018	2,600	2,627
Norfolk Southern Corp.
5.750% due 04/01/2018	605	623
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	248	275
ONEOK Partners LP
2.000% due 10/01/2017	1,250	1,251
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,372
Oracle Corp.
1.900% due 09/15/2021	388	385
Petroleos Mexicanos
4.875% due 01/24/2022	200	206
5.500% due 01/21/2021	180	189

QUALCOMM, Inc.
2.100% due 05/20/2020	1,200	1,206
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	500	495
Solvay Finance America LLC
3.400% due 12/03/2020	1,100	1,136
Southern Co.
1.993% due 09/30/2020	1,100	1,105
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	600	607
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,490
Sutter Health
1.674% due 08/15/2053	3,130	3,125
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	700	708
5.134% due 04/27/2020	300	324
5.877% due 07/15/2019	500	537
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	1,200	1,240
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	400	397
Total Capital Canada Ltd.
1.450% due 01/15/2018	1,400	1,400
TransCanada PipeLines Ltd.
1.625% due 11/09/2017	1,700	1,701
6.500% due 08/15/2018	300	315
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	500	500
2.450% due 11/20/2019	500	503
Wesfarmers Ltd.
1.874% due 03/20/2018	200	200
Woodside Finance Ltd.
8.750% due 03/01/2019	1,000	1,105

		59,288

UTILITIES 2.1%
AT&T, Inc.
3.000% due 06/30/2022	400	401
3.200% due 03/01/2022	1,000	1,013
3.600% due 02/17/2023	350	359
Consumers Energy Co.
5.650% due 09/15/2018	1,420	1,484
Electricite de France S.A.
2.350% due 10/13/2020	370	372
Enel Finance International NV
5.125% due 10/07/2019	700	746
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	500	530
Oncor Electric Delivery Co. LLC
2.150% due 06/01/2019	1,000	1,001
6.800% due 09/01/2018	1,200	1,268
Progress Energy, Inc.
4.400% due 01/15/2021	92	98
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	500	532
Verizon Communications, Inc.
2.992% due 09/14/2018	30	30
5.150% due 09/15/2023	200	222

		8,056

Total Corporate Bonds & Notes (Cost $159,140)		159,904

MUNICIPAL BONDS & NOTES 4.3%
CALIFORNIA 1.5%
California Department of Water Resources State Revenue Notes, Series 2012
1.871% due 12/01/2019	310	313
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	800	805
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	290	331
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	900	905
Industry Public Facilities Authority, California Tax Allocation Notes, (AGM Insured), Series 2015
2.789% due 01/01/2019	3,000	3,026

University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	250	252

		5,632

COLORADO 0.1%
University of Colorado Revenue Notes, Series 2015
2.001% due 06/01/2020	485	485

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	250	275

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.700% due 01/01/2022	340	347

MASSACHUSETTS 0.2%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	750	809

MICHIGAN 0.8%
Michigan State Revenue Bonds, (BABs), Series 2009
7.625% due 09/15/2027	3,000	3,210

NEW YORK 0.9%
New York State Urban Development Corp. Revenue Notes, Series 2017
2.100% due 03/15/2022	2,700	2,698
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	520	530

		3,228

SOUTH CAROLINA 0.3%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.342% due 12/01/2023	1,100	1,099

WASHINGTON 0.3%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	770	787
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	500	545

		1,332

Total Municipal Bonds & Notes (Cost $16,398)		16,417

U.S. GOVERNMENT AGENCIES 27.0%
Fannie Mae
1.250% due 08/23/2019	500	497
1.435% due 12/25/2046	3,308	3,305
1.445% due 10/25/2046	3,156	3,150
1.456% due 06/25/2037	149	148
1.495% due 01/25/2047	3,846	3,839
1.546% due 01/25/2018	237	237
1.716% due 11/25/2040	436	439
1.726% due 03/25/2041	3,453	3,476
1.875% due 09/18/2018	1,540	1,550
2.000% due 01/05/2022	6,200	6,224
2.825% due 10/01/2037	277	292
2.834% due 07/01/2034	295	309
3.980% due 07/01/2021	710	758
5.500% due 04/01/2034 - 04/01/2039	364	407
Fannie Mae, TBA
2.500% due 08/01/2032	1,000	1,004
3.000% due 08/01/2032 - 09/01/2047	23,000	23,383
3.500% due 09/01/2047	6,000	6,142
4.000% due 09/01/2047	3,300	3,457
4.500% due 08/01/2047	3,000	3,214
Federal Home Loan Bank
0.875% due 08/05/2019	750	741
Freddie Mac
1.345% due 10/15/2037	3,259	3,260
1.495% due 07/15/2041	3,838	3,841
3.032% due 06/01/2037	374	393
Freddie Mac, TBA
3.500% due 08/01/2047	6,940	7,116
4.000% due 08/01/2047	5,000	5,248
Ginnie Mae
1.453% due 02/20/2067	3,209	3,201
1.513% due 10/20/2065	2,749	2,748
1.573% due 06/20/2065	1,208	1,204

1.643% due 11/20/2065	2,199	2,209
1.993% due 01/20/2067	2,476	2,525
Ginnie Mae, TBA
4.000% due 08/01/2047	7,200	7,566

Total U.S. Government Agencies (Cost $101,939)		101,883

U.S. TREASURY OBLIGATIONS 33.1%
U.S. Treasury Notes
1.000% due 11/30/2018	25,500	25,380
1.000% due 11/15/2019	14,400	14,250
1.125% due 01/31/2019 (b)	7,000	6,976
1.125% due 02/28/2019	8,000	7,971
1.250% due 12/31/2018 (b)	44,400	44,335
1.750% due 04/30/2022 (d)	1,400	1,392
1.750% due 09/30/2022	1,700	1,685
1.875% due 08/31/2022	1,650	1,647
2.000% due 07/31/2022	150	151
2.000% due 04/30/2024 (b)	5,700	5,656
2.000% due 05/31/2024	2,000	1,983
2.125% due 12/31/2021	7,400	7,496
2.125% due 06/30/2022	4,750	4,802
2.250% due 02/15/2027 (b)	1,300	1,294

Total U.S. Treasury Obligations (Cost $125,110)		125,018

ASSET-BACKED SECURITIES 9.4%
Apidos CLO
2.273% due 07/22/2026	600	600
Avery Point CLO Ltd.
2.256% due 04/25/2026	1,000	1,002
Capital One Multi-Asset Execution Trust
1.609% due 02/15/2022	900	906
Chase Issuance Trust
1.360% due 04/15/2020	260	260
Citibank Credit Card Issuance Trust
1.547% due 09/10/2020	310	311
Denali Capital CLO Ltd.
2.317% due 04/28/2025	1,300	1,301
Emerson Park CLO Ltd.
2.138% due 07/15/2025	700	701
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	900	899
Hildene CLO Ltd.
2.308% due 01/17/2026	1,000	1,002
2.338% due 07/19/2026	1,000	1,002
Honda Auto Receivables Owner Trust
1.040% due 04/18/2019	919	917
Lime Street CLO Ltd.
1.514% due 06/20/2021	1,315	1,311
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	876	876
Mountain Hawk CLO Ltd.
2.358% due 04/18/2025	600	601
Navient Student Loan Trust
1.536% due 07/25/2030	98	98
Nelnet Student Loan Trust
1.624% due 03/25/2030	1,345	1,353
1.936% due 07/27/2048	795	804
1.989% due 11/25/2048	394	399
Northwoods Capital Ltd.
2.254% due 11/04/2025	1,000	1,002
OHA Credit Partners Ltd.
2.166% due 10/20/2025	1,000	1,000
Seneca Park CLO Ltd.
2.278% due 07/17/2026	1,000	1,002
SLC Student Loan Trust
1.336% due 06/15/2024	51	51
1.346% due 09/15/2026	268	267
1.356% due 03/15/2027	457	455
2.064% due 11/25/2042	589	598
SLM Student Loan Trust
1.246% due 07/25/2019	42	42
1.256% due 01/27/2025	1,603	1,602
1.256% due 10/27/2025	3	3
1.256% due 04/25/2027	630	629
1.266% due 01/27/2025	431	429
1.266% due 10/27/2025	505	505
1.266% due 07/27/2026	83	83
1.276% due 01/25/2027	633	630
1.296% due 10/25/2028	3,000	2,968
1.366% due 04/25/2023	106	106
1.706% due 04/27/2026	1,976	1,982
1.716% due 12/15/2027	2,552	2,551
Sound Point CLO Ltd.
2.148% due 07/15/2025	750	750

South Carolina Student Loan Corp.
1.952% due 03/02/2020	54	54
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026	850	852
Symphony CLO Ltd.
2.188% due 10/15/2025	850	849
Telos CLO Ltd.
2.428% due 01/17/2027	900	900
TICP CLO Ltd.
2.316% due 07/20/2026	1,000	1,000
2.347% due 04/26/2026	800	801

Total Asset-Backed Securities (Cost $35,415)		35,454

SOVEREIGN ISSUES 1.1%
Development Bank of Japan, Inc.
1.000% due 01/22/2018	400	399
Japan Bank for International Cooperation
2.125% due 06/01/2020	1,100	1,100
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	400	399
Mexico Government International Bond
5.125% due 01/15/2020	102	110
Province of Quebec
2.375% due 01/31/2022	1,300	1,312
Qatar Government International Bond
5.250% due 01/20/2020	640	681

Total Sovereign Issues (Cost $3,996)		4,001

SHORT-TERM INSTRUMENTS 4.5%
CERTIFICATES OF DEPOSIT 1.5%
Barclays Bank PLC
1.710% due 03/16/2018	2,800	2,800
Mizuho Bank Ltd.
1.928% due 12/12/2017	2,400	2,406
Norinchukin Bank
1.871% due 10/12/2017	600	601

		5,807

COMMERCIAL PAPER 2.1%
Abbey National Treasury Services PLC
1.372% due 07/13/2017	2,000	1,999
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.393% due 07/14/2017	1,000	999
BNP Paribas New York
1.352% due 07/14/2017	2,000	1,999
Natixis NY
1.372% due 07/14/2017	2,000	1,999
Standard Chartered Bank
1.466% due 07/14/2017	1,000	1,000

		7,996

REPURCHASE AGREEMENTS (a) 0.3%		1,115

SHORT-TERM NOTES 0.6%
Hewlett Packard Enterprise Co.
3.039% due 10/05/2017	2,400	2,408

Total Short-Term Instruments (Cost $17,320)		17,326

Total Investments in Securities (Cost $459,318)		460,003

Total Investments 121.7% (Cost $459,318)		$460,003
Financial Derivative Instruments (c)(e) 0.0% (Cost or Premiums, net $(3))		76
Other Assets and Liabilities, net (21.7)%		(81,943)

Net Assets 100.0%		$378,136

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$1,115	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(1,140)	$1,115	$1,115

Total Repurchase Agreements						$(1,140)	$1,115	$1,115

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.350%	06/27/2017	07/05/2017	$(16,688)	$(16,691)
GSC	1.120	06/01/2017	07/03/2017	(5,706)	(5,712)
NOM	1.050	05/24/2017	07/05/2017	(1,306)	(1,307)
TDM	1.150	06/29/2017	07/03/2017	(5,009)	(5,010)

Total Sale-Buyback Transactions					$(28,720)

(b)	Securities with an aggregate market value of $28,609 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended Month June, 30 2017 was $(19,967) at a weighted average interest rate of 0.986%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(c)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	06/20/2021	0.341%	$1,300	$14	$20	$34	$1	$0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.414	1,150	9	20	29	0	0
Berkshire Hathaway, Inc.	1.000	06/20/2022	0.472	450	8	3	11	0	0
Kinder Morgan, Inc.	1.000	12/20/2021	0.867	900	(30)	35	5	0	0
MetLife, Inc.	1.000	12/20/2021	0.512	800	(12)	29	17	0	0
MetLife, Inc.	1.000	06/20/2022	0.590	600	5	7	12	0	0
Prudential Financial, Inc.	1.000	06/20/2021	0.369	1,400	10	25	35	0	0

					$4	$139	$143	$1	$0

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/15/2018	$40,600	$208	$(278)	$(70)	$0	$(3)
Receive	3-Month USD-LIBOR	1.250	12/21/2018	16,400	(13)	(54)	(67)	0	(4)
Pay	3-Month USD-LIBOR	1.250	06/21/2022	18,400	853	(232)	621	34	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	15,700	254	449	703	46	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046	600	(65)	105	40	2	0

					$1,237	$(10)	$1,227	$82	$(7)

Total Swap Agreements					$1,241	$129	$1,370	$83	$(7)

(d)	Securities with an aggregate market value of $1,392 and cash of $2,029 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Mexico Government International Bond	1.000%	12/20/2021	1.000%	$250	$(3)	$3	$0	$0

Total Swap Agreements						$(3)	$3	$0	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$92,560	$0	$92,560
Industrials	0	59,288	0	59,288
Utilities	0	8,056	0	8,056
Municipal Bonds & Notes
California	0	5,632	0	5,632
Colorado	0	485	0	485
District of Columbia	0	275	0	275
Georgia	0	347	0	347
Massachusetts	0	809	0	809
Michigan	0	3,210	0	3,210
New York	0	3,228	0	3,228
South Carolina	0	1,099	0	1,099
Washington	0	1,332	0	1,332
U.S. Government Agencies	0	101,883	0	101,883
U.S. Treasury Obligations	0	125,018	0	125,018
Asset-Backed Securities	0	35,454	0	35,454
Sovereign Issues	0	4,001	0	4,001
Short-Term Instruments
Certificates of Deposit	0	5,807	0	5,807
Commercial Paper	0	7,996	0	7,996
Repurchase Agreements	0	1,115	0	1,115
Short-Term Notes	0	2,408	0	2,408

Total Investments	$0	$460,003	$0	$460,003

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$83	$0	$83

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(7)	$0	$(7)

Total Financial Derivative Instruments	$0	$76	$0	$76

Totals	$0	$460,079	$0	$460,079

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.4%
CORPORATE BONDS & NOTES 40.1%
BANKING & FINANCE 24.9%
ABN AMRO Bank NV
2.500% due 10/30/2018	$4,000	$4,034
4.750% due 07/28/2025	1,500	1,584
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,615
Air Lease Corp.
2.625% due 09/04/2018	1,600	1,612
3.000% due 09/15/2023	300	299
American Express Bank FSB
6.000% due 09/13/2017	615	620
American Express Credit Corp.
1.672% due 08/15/2019	5,200	5,229
1.742% due 10/30/2019	5,000	5,031
1.817% due 03/18/2019	500	503
2.200% due 03/03/2020	2,700	2,714
American Honda Finance Corp.
1.500% due 03/13/2018	6,000	6,005
1.600% due 07/13/2018	2,400	2,402
American Tower Corp.
3.400% due 02/15/2019	500	511
Australia & New Zealand Banking Group Ltd.
1.949% due 09/23/2019	8,100	8,170
Aviation Capital Group Corp.
4.625% due 01/31/2018	600	609
Bank of America Corp.
3.300% due 01/11/2023	2,750	2,806
4.000% due 04/01/2024	1,600	1,678
4.100% due 07/24/2023	300	318
4.125% due 01/22/2024	4,000	4,225
5.700% due 01/24/2022	200	226
6.500% due 07/15/2018	1,000	1,046
7.625% due 06/01/2019	2,700	2,980
Bank of New York Mellon Corp.
2.049% due 08/17/2020	250	255
2.500% due 04/15/2021	200	202
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.768% due 03/05/2018	1,950	1,955
Bank One Corp.
7.625% due 10/15/2026	3,000	3,876
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	200	200
Barclays Bank PLC
10.179% due 06/12/2021	400	501
Barclays PLC
3.200% due 08/10/2021	5,900	5,990
3.250% due 01/12/2021	2,000	2,036
4.375% due 01/12/2026	1,500	1,562
Bear Stearns Cos. LLC
4.650% due 07/02/2018	8,022	8,250
BNP Paribas S.A.
2.700% due 08/20/2018	1,000	1,012
5.000% due 01/15/2021	2,750	3,008
BPCE S.A.
4.000% due 04/15/2024	600	637
4.625% due 07/11/2024	350	363
5.700% due 10/22/2023	1,300	1,449
Capital One Financial Corp.
2.500% due 05/12/2020	4,000	4,020
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,053
Citigroup, Inc.
1.750% due 05/01/2018	4,315	4,314
2.350% due 08/02/2021	1,000	992
2.500% due 09/26/2018	4,000	4,028
3.400% due 05/01/2026	1,500	1,487
3.750% due 06/16/2024	300	311
4.500% due 01/14/2022	2,350	2,529
Citizens Bank N.A.
2.200% due 05/26/2020	3,200	3,196
2.500% due 03/14/2019	3,350	3,376
Comerica Bank
5.200% due 08/22/2017	905	909

Commonwealth Bank of Australia
1.750% due 11/07/2019	6,100	6,050
Cooperatieve Rabobank UA
3.950% due 11/09/2022	6,000	6,273
4.625% due 12/01/2023	2,600	2,805
Corp. Andina de Fomento
8.125% due 06/04/2019	85	95
Credit Agricole S.A.
4.375% due 03/17/2025	3,900	4,050
Credit Suisse AG
3.000% due 10/29/2021	4,000	4,078
3.625% due 09/09/2024	800	827
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	300	308
3.800% due 06/09/2023	8,400	8,670
Deutsche Bank AG
4.250% due 10/14/2021	5,800	6,079
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	609	633
Duke Realty LP
3.875% due 02/15/2021	1,000	1,040
European Investment Bank
2.000% due 03/15/2021	3,200	3,211
Ford Motor Credit Co. LLC
3.336% due 03/18/2021	2,700	2,754
3.664% due 09/08/2024	1,100	1,099
4.375% due 08/06/2023	1,400	1,475
8.125% due 01/15/2020	800	910
General Motors Financial Co., Inc.
2.350% due 10/04/2019	1,300	1,301
4.750% due 08/15/2017	800	803
Goldman Sachs Group, Inc.
2.908% due 06/05/2023	2,000	1,994
3.625% due 01/22/2023	2,300	2,377
3.850% due 07/08/2024	1,100	1,143
4.000% due 03/03/2024	11,600	12,155
5.250% due 07/27/2021	1,250	1,371
5.750% due 01/24/2022	1,600	1,802
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	4,100	4,109
HSBC Holdings PLC
3.600% due 05/25/2023	8,900	9,203
4.000% due 03/30/2022	800	844
Hutchison Whampoa Finance CI Ltd.
7.450% due 08/01/2017	1,000	1,004
ING Bank NV
2.625% due 12/05/2022	6,450	6,510
5.800% due 09/25/2023	1,250	1,413
ING Groep NV
3.150% due 03/29/2022	3,200	3,264
International Lease Finance Corp.
8.250% due 12/15/2020	900	1,062
Itau CorpBanca
3.875% due 09/22/2019	900	929
Jackson National Life Global Funding
1.875% due 10/15/2018	1,300	1,303
2.250% due 04/29/2021	500	495
JPMorgan Chase & Co.
2.295% due 08/15/2021	300	298
2.550% due 10/29/2020	3,800	3,833
2.700% due 05/18/2023	800	792
3.625% due 05/13/2024	700	723
4.250% due 10/15/2020	300	319
4.400% due 07/22/2020	2,700	2,876
Kreditanstalt fuer Wiederaufbau
1.500% due 02/06/2019	1,450	1,450
LeasePlan Corp. NV
2.500% due 05/16/2018	2,400	2,407
Lloyds Bank PLC
2.000% due 08/17/2018	6,000	6,011
Lloyds Banking Group PLC
3.100% due 07/06/2021	1,900	1,932
MassMutual Global Funding
2.500% due 10/17/2022	800	798
Mitsubishi UFJ Financial Group, Inc.
2.296% due 09/13/2021	3,300	3,345
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	200	200
Morgan Stanley
3.700% due 10/23/2024	10,800	11,095
3.750% due 02/25/2023	1,000	1,041
4.000% due 07/23/2025	2,850	2,978
5.500% due 07/24/2020	3,000	3,278
MUFG Americas Holdings Corp.
2.250% due 02/10/2020	500	500

National Australia Bank Ltd.
2.250% due 01/10/2020	1,600	1,605
New York Life Global Funding
1.300% due 04/27/2018	1,945	1,942
2.100% due 01/02/2019	800	804
PNC Bank N.A.
2.250% due 07/02/2019	1,000	1,008
2.450% due 11/05/2020	1,000	1,009
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,505
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,809
Santander Holdings USA, Inc.
2.642% due 11/24/2017	3,000	3,012
4.500% due 07/17/2025	400	412
Santander UK Group Holdings PLC
2.875% due 08/05/2021	1,800	1,806
Santander UK PLC
2.722% due 03/14/2019	1,000	1,018
5.000% due 11/07/2023	2,500	2,689
Simon Property Group LP
3.375% due 10/01/2024	900	917
Societe Generale S.A.
2.485% due 04/08/2021	1,100	1,117
Sumitomo Mitsui Banking Corp.
1.738% due 01/16/2018	2,850	2,857
1.950% due 07/23/2018	2,000	2,006
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	6,100	6,077
TIAA Asset Management Finance Co. LLC
2.950% due 11/01/2019	1,500	1,522
Toronto-Dominion Bank
2.125% due 04/07/2021	1,500	1,494
2.250% due 03/15/2021	1,200	1,199
Toyota Motor Credit Corp.
1.548% due 01/17/2019	2,500	2,511
1.598% due 10/18/2019	4,300	4,333
1.700% due 01/09/2019	2,000	2,001
U.S. Bank N.A.
1.467% due 01/26/2018	500	501
UBS AG
1.822% due 08/14/2019	300	302
UBS Group Funding Switzerland AG
3.000% due 04/15/2021	4,600	4,674
4.125% due 09/24/2025	8,100	8,500
Ventas Realty LP
3.100% due 01/15/2023	2,000	2,009
Vonovia Finance BV
3.200% due 10/02/2017	450	450
Waha Aerospace BV
3.925% due 07/28/2020	70	72
WEA Finance LLC
3.250% due 10/05/2020	500	509
Wells Fargo & Co.
1.479% due 09/08/2017	2,500	2,501
2.112% due 02/11/2022	600	605
2.263% due 01/24/2023	7,250	7,332
2.558% due 03/04/2021	1,000	1,029
3.300% due 09/09/2024	5,000	5,077
Westpac Banking Corp.
1.572% due 12/01/2017	5,000	5,006

		346,263

INDUSTRIALS 11.9%
Abbott Laboratories
2.350% due 11/22/2019	700	706
AbbVie, Inc.
2.300% due 05/14/2021	300	300
2.500% due 05/14/2020	300	304
2.850% due 05/14/2023	200	200
2.900% due 11/06/2022	2,700	2,728
3.200% due 11/06/2022	400	411
3.600% due 05/14/2025	2,700	2,759
Allergan Funding SCS
2.350% due 03/12/2018	200	201
3.800% due 03/15/2025	2,350	2,435
3.850% due 06/15/2024	150	157
Altria Group, Inc.
2.850% due 08/09/2022	600	610
American Airlines Pass-Through Trust
3.375% due 11/01/2028	1,930	1,944
5.250% due 07/31/2022	275	292
Amgen, Inc.
1.900% due 05/10/2019	5,000	5,007
2.700% due 05/01/2022	100	101

3.875% due 11/15/2021	150	158
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	100	102
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	850	876
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018	4,000	4,025
7.750% due 01/15/2019	4,500	4,898
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,600	1,612
Apple, Inc.
2.850% due 05/06/2021	850	874
Baidu, Inc.
2.750% due 06/09/2019	3,500	3,543
Baxalta, Inc.
2.875% due 06/23/2020	1,500	1,525
Boston Scientific Corp.
2.650% due 10/01/2018	200	202
Cigna Corp.
5.125% due 06/15/2020	800	868
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	493	521
4.750% due 07/12/2022	521	552
CVS Pass-Through Trust
7.507% due 01/10/2032	1,436	1,777
Daimler Finance North America LLC
1.650% due 03/02/2018	3,000	3,002
2.375% due 08/01/2018	4,190	4,218
Dell International LLC
5.450% due 06/15/2023	2,100	2,281
Delphi Automotive PLC
3.150% due 11/19/2020	700	716
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,600	2,804
eBay, Inc.
2.500% due 03/09/2018	1,150	1,157
El Paso Natural Gas Co. LLC
8.625% due 01/15/2022	1,400	1,700
Enbridge, Inc.
1.946% due 06/15/2020	1,000	1,000
Energy Transfer LP
2.500% due 06/15/2018	200	201
6.700% due 07/01/2018	510	533
Enterprise Products Operating LLC
2.550% due 10/15/2019	200	202
ERAC USA Finance LLC
2.700% due 11/01/2023	1,700	1,662
6.375% due 10/15/2017	500	507
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	400	396
3.000% due 08/15/2026	1,500	1,455
GATX Corp.
2.500% due 03/15/2019	1,900	1,916
General Electric Co.
2.700% due 10/09/2022	3,741	3,807
Goldcorp, Inc.
3.625% due 06/09/2021	250	259
Home Depot, Inc.
2.625% due 06/01/2022	200	203
Johnson & Johnson
2.050% due 03/01/2023	1,200	1,189
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,535
5.950% due 02/15/2018	5,700	5,842
6.850% due 02/15/2020	1,300	1,434
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,200	1,238
3.950% due 07/15/2025	2,600	2,686
Medtronic, Inc.
3.500% due 03/15/2025	1,100	1,146
Nissan Motor Acceptance Corp.
1.756% due 09/13/2019	1,600	1,606
2.000% due 03/08/2019	400	400
2.250% due 01/13/2020	4,000	4,011
2.350% due 03/04/2019	683	687
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	862	956
Oracle Corp.
2.500% due 05/15/2022	250	253
3.400% due 07/08/2024	5,000	5,212
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	1,515	1,523
Petroleos Mexicanos
4.875% due 01/24/2022	2,800	2,887
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,043

QUALCOMM, Inc.
2.600% due 01/30/2023	7,300	7,282
3.000% due 05/20/2022	550	564
Reynolds American, Inc.
4.850% due 09/15/2023	1,000	1,104
Roche Holdings, Inc.
2.875% due 09/29/2021	900	921
Rogers Communications, Inc.
6.800% due 08/15/2018	400	422
Ryder System, Inc.
2.450% due 09/03/2019	2,900	2,928
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	1,600	1,780
SBA Tower Trust
2.240% due 04/15/2043	300	300
2.877% due 07/15/2021	3,250	3,243
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,490
2.400% due 09/23/2021	700	692
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	500	511
Sky PLC
9.500% due 11/15/2018	500	550
Southern Co.
1.993% due 09/30/2020	1,900	1,909
Spectra Energy Partners LP
1.920% due 06/05/2020	4,600	4,620
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	3,400	3,438
Sutter Health
1.674% due 08/15/2053	4,000	3,993
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	300	303
5.134% due 04/27/2020	5,500	5,935
Tencent Holdings Ltd.
3.375% due 05/02/2019	1,250	1,279
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	2,700	2,677
2.800% due 07/21/2023	300	292
Thermo Fisher Scientific, Inc.
3.000% due 04/15/2023	500	505
Total Capital Canada Ltd.
1.450% due 01/15/2018	5,600	5,600
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,680	1,755
3.875% due 10/15/2020	427	450
Viacom, Inc.
2.750% due 12/15/2019	811	821
Volkswagen Group of America Finance LLC
1.642% due 05/22/2018	200	200
2.125% due 05/23/2019	600	601
2.450% due 11/20/2019	559	562
Volkswagen International Finance NV
2.125% due 11/20/2018	1,330	1,335
Walgreens Boots Alliance, Inc.
3.800% due 11/18/2024	500	520
Wesfarmers Ltd.
1.874% due 03/20/2018	900	901
Zoetis, Inc.
1.875% due 02/01/2018	2,967	2,969

		164,807

UTILITIES 3.3%
AT&T, Inc.
1.808% due 01/15/2020	800	805
2.800% due 02/17/2021	6,000	6,068
3.000% due 06/30/2022	2,900	2,908
3.600% due 02/17/2023	700	717
3.800% due 03/15/2022	150	156
3.900% due 03/11/2024	200	205
4.450% due 04/01/2024	300	316
BG Energy Capital PLC
4.000% due 12/09/2020	1,000	1,053
BP Capital Markets PLC
1.532% due 08/14/2018	6,900	6,920
2.750% due 05/10/2023	1,300	1,296
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,600	3,566
Duke Energy Carolinas LLC
2.500% due 03/15/2023	1,200	1,203
Duke Energy Corp.
6.250% due 06/15/2018	934	974
Electricite de France S.A.
2.150% due 01/22/2019	1,200	1,204
2.350% due 10/13/2020	1,850	1,858

Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	3,500	3,709
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	106
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	77
3.250% due 06/15/2023	373	385
PECO Energy Co.
2.375% due 09/15/2022	1,000	996
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	151	157
Shell International Finance BV
1.632% due 05/11/2020	1,600	1,615
1.875% due 05/10/2021	1,100	1,087
Verizon Communications, Inc.
1.722% due 05/22/2020	200	200
5.150% due 09/15/2023	7,450	8,285

		45,866

Total Corporate Bonds & Notes (Cost $554,102)		556,936

MUNICIPAL BONDS & NOTES 4.5%
ARIZONA 0.1%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
1.631% due 07/01/2018	1,250	1,251

CALIFORNIA 1.4%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	3,280	3,299
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,501
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022	1,850	2,034
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016
2.000% due 09/01/2023	400	388
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	864
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	452
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2015
2.846% due 11/01/2019	250	255
Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010
5.035% due 05/15/2021	700	777
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	733
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	6,400	7,502

		19,805

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016
2.638% due 07/01/2021	1,050	1,054

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.800% due 07/01/2022	1,080	1,106

MASSACHUSETTS 0.2%
University of Massachusetts Building Authority Revenue Notes, Series 2014
2.446% due 11/01/2020	2,750	2,770

NEVADA 0.1%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	651

NEW YORK 1.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	500	699
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014
2.523% due 07/01/2021	1,950	1,978
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	9,000	9,892
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,036
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	527
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	3,017

Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,833

		18,982

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	535	572

OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	111

PENNSYLVANIA 0.1%
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.323% due 12/01/2020	1,000	1,014
2.609% due 12/01/2021	1,000	1,026

		2,040

SOUTH CAROLINA 0.3%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.342% due 12/01/2023	4,151	4,147

TEXAS 0.3%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,208
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	2,205	2,511

		4,719

UTAH 0.1%
Utah State General Obligation Bonds, (BABs), Series 2009
4.554% due 07/01/2024	715	785
Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	500	527

		1,312

WASHINGTON 0.3%
Energy Northwest, Washington Revenue Notes, Series 2012
2.197% due 07/01/2019	1,260	1,271
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	2,000	2,179

		3,450

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2016
1.899% due 05/01/2022	400	393

Total Municipal Bonds & Notes (Cost $62,148)		62,363

U.S. GOVERNMENT AGENCIES 54.8%
Fannie Mae
1.395% due 11/25/2046	2,168	2,171
1.415% due 11/25/2046 - 12/25/2056	17,188	17,221
1.424% due 03/25/2036	1,787	1,787
1.435% due 12/25/2046	14,474	14,460
1.445% due 07/25/2046 - 10/25/2046	16,337	16,310
1.456% due 06/25/2037	527	525
1.466% due 11/25/2045	1,428	1,424
1.495% due 01/25/2047	15,385	15,358
1.516% due 12/25/2045	866	865
1.546% due 01/25/2018	860	860
1.566% due 03/25/2035 - 03/25/2046	1,605	1,608
1.716% due 04/25/2040 - 11/25/2040	1,566	1,575
1.786% due 06/25/2041	550	556
1.896% due 02/25/2041	468	474
1.936% due 07/25/2040	3,133	3,180
1.946% due 06/25/2040	1,329	1,350
1.966% due 05/25/2040	536	545
2.825% due 10/01/2037	830	875
2.834% due 07/01/2034	841	883
3.000% due 04/01/2043	1,333	1,339
3.500% due 03/01/2024 - 08/01/2045	14,591	15,131
3.820% due 09/01/2021	1,894	2,014
3.980% due 07/01/2021	2,500	2,669
5.000% due 04/01/2023 - 11/01/2044	9,067	9,919
5.500% due 04/01/2023 - 02/01/2042	3,732	4,161
Fannie Mae, TBA
2.500% due 07/01/2032 - 08/01/2032	23,200	23,306

3.000% due 08/01/2032 - 08/01/2047	78,500	80,185
3.500% due 08/01/2047 - 09/01/2047	78,600	80,508
4.000% due 08/01/2047 - 09/01/2047	33,400	35,040
Federal Home Loan Bank
0.875% due 08/05/2019	2,200	2,174
Freddie Mac
1.345% due 10/15/2037	16,501	16,509
1.435% due 07/15/2040	11,151	11,144
1.459% due 09/15/2035	37	37
1.495% due 07/15/2041 - 03/15/2042	27,076	27,102
1.559% due 02/15/2041	644	646
1.609% due 04/15/2041	180	180
1.629% due 11/15/2036	193	193
1.709% due 04/15/2041	1,561	1,574
3.500% due 06/01/2044 - 03/01/2046	5,437	5,590
Freddie Mac, TBA
3.000% due 07/01/2047	102,200	101,968
3.500% due 08/01/2047	110,000	112,789
4.000% due 08/01/2047	42,900	45,032
Ginnie Mae
1.383% due 10/20/2066	555	556
1.443% due 08/20/2066	572	573
1.451% due 12/20/2045	1,526	1,524
1.643% due 11/20/2065 - 06/20/2066	20,134	20,198
1.673% due 08/20/2061 - 03/20/2062	516	517
1.723% due 09/20/2063	494	498
1.743% due 10/20/2063 - 09/20/2065	835	840
1.763% due 02/20/2066	418	420
1.913% due 07/20/2065	444	450
1.943% due 12/20/2066	8,473	8,609
1.993% due 01/20/2067	9,309	9,493
3.500% due 09/20/2045	8,339	8,648
Ginnie Mae, TBA
4.000% due 08/01/2047	45,900	48,231

Total U.S. Government Agencies (Cost $763,215)		761,794

U.S. TREASURY OBLIGATIONS 15.8%
U.S. Treasury Notes
1.125% due 02/28/2021 (e)	8,400	8,230
1.125% due 08/31/2021 (e)	5,500	5,355
1.750% due 04/30/2022	3,400	3,381
1.750% due 09/30/2022	4,200	4,162
1.875% due 01/31/2022	15,000	15,020
1.875% due 08/31/2022	4,500	4,491
2.000% due 10/31/2021	72,200	72,784
2.000% due 12/31/2021	30,300	30,522
2.000% due 04/30/2024	23,700	23,519
2.125% due 12/31/2021	18,750	18,993
2.125% due 06/30/2022	11,800	11,929
2.125% due 03/31/2024	1,000	1,001
2.250% due 02/15/2027	20,000	19,914

Total U.S. Treasury Obligations (Cost $220,906)		219,301

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust
3.317% due 05/10/2050	3,000	3,091
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049	300	304
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	250	251
2.991% due 02/15/2048	250	256
3.306% due 05/15/2048	250	259

Total Non-Agency Mortgage-Backed Securities (Cost $4,150)		4,161

ASSET-BACKED SECURITIES 12.9%
Ally Auto Receivables Trust
1.380% due 10/15/2019	10,000	9,993
Apidos CLO
2.273% due 07/22/2026	2,200	2,200
Avery Point CLO Ltd.
2.256% due 04/25/2026	3,400	3,405
BMW Vehicle Lease Trust
1.640% due 07/22/2019	7,500	7,506
Capital One Multi-Asset Execution Trust
1.609% due 02/15/2022	2,500	2,516
Chase Issuance Trust
1.360% due 04/15/2020	1,200	1,199
1.840% due 04/15/2022	1,700	1,701
Citibank Credit Card Issuance Trust
1.547% due 09/10/2020	1,550	1,556
Denali Capital CLO Ltd.
2.317% due 04/28/2025	4,700	4,704

Emerson Park CLO Ltd.
2.138% due 07/15/2025	2,800	2,803
Figueroa CLO Ltd.
2.524% due 06/20/2027	6,600	6,611
Ford Credit Auto Lease Trust
1.299% due 11/15/2019	6,500	6,505
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	5,402	5,394
Hildene CLO Ltd.
2.308% due 01/17/2026	3,400	3,408
2.338% due 07/19/2026	3,400	3,408
Honda Auto Receivables Owner Trust
1.040% due 04/18/2019	5,512	5,503
Lime Street CLO Ltd.
1.514% due 06/20/2021	4,853	4,837
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	5,258	5,254
Mountain Hawk CLO Ltd.
2.358% due 04/18/2025	2,200	2,203
Navient Student Loan Trust
1.516% due 07/26/2066	3,112	3,112
1.536% due 07/25/2030	477	478
1.616% due 07/26/2066	5,790	5,796
Nelnet Student Loan Trust
1.624% due 03/25/2030	4,997	5,024
1.936% due 07/27/2048	2,990	3,024
1.989% due 11/25/2048	1,479	1,498
Northwoods Capital Ltd.
2.254% due 11/04/2025	3,400	3,406
OHA Credit Partners Ltd.
2.166% due 10/20/2025	3,400	3,400
Seneca Park CLO Ltd.
2.278% due 07/17/2026	3,400	3,409
SLC Student Loan Trust
1.336% due 06/15/2024	292	291
1.346% due 09/15/2026	1,181	1,178
1.356% due 03/15/2027	1,738	1,730
2.064% due 11/25/2042	1,803	1,829
SLM Student Loan Trust
1.246% due 07/25/2019	242	242
1.256% due 10/27/2025	19	18
1.256% due 04/25/2027	2,393	2,389
1.266% due 10/27/2025	1,957	1,956
1.266% due 07/27/2026	404	404
1.266% due 01/25/2027	1,579	1,576
1.276% due 01/25/2027	2,322	2,310
1.296% due 10/25/2028	9,100	9,002
1.366% due 04/25/2023	611	611
1.706% due 04/27/2026	7,738	7,762
1.706% due 01/25/2028	10,561	10,624
1.716% due 12/15/2027	8,507	8,504
Sound Point CLO Ltd.
2.148% due 07/15/2025	2,750	2,751
Sudbury Mill CLO Ltd.
2.308% due 01/17/2026	3,150	3,156
Symphony CLO Ltd.
2.188% due 10/15/2025	3,150	3,146
Telos CLO Ltd.
2.428% due 01/17/2027	3,100	3,100
TICP CLO Ltd.
2.316% due 07/20/2026	3,400	3,400
2.347% due 04/26/2026	2,600	2,604

Total Asset-Backed Securities (Cost $178,224)		178,436

SOVEREIGN ISSUES 0.7%
Development Bank of Japan, Inc.
1.000% due 01/22/2018	1,300	1,296
Japan Bank for International Cooperation
2.125% due 06/01/2020	2,800	2,801
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	1,300	1,297
Province of Quebec
2.375% due 01/31/2022	4,700	4,743

Total Sovereign Issues (Cost $10,090)		10,137

SHORT-TERM INSTRUMENTS 8.3%
CERTIFICATES OF DEPOSIT 1.4%
Barclays Bank PLC
1.710% due 03/16/2018	8,000	7,999

Mizuho Bank Ltd.
1.928% due 12/12/2017	11,600	11,629

		19,628

COMMERCIAL PAPER 3.1%
Abbey National Treasury Services PLC
1.289% due 07/20/2017	2,700	2,698
1.372% due 07/13/2017	7,000	6,997
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.393% due 07/14/2017	8,000	7,996
BNP Paribas New York
1.352% due 07/14/2017	6,000	5,997
Credit Agricole
1.269% due 07/28/2017	5,800	5,795
Natixis NY
1.372% due 07/14/2017	9,000	8,996
Standard Chartered Bank
1.466% due 07/14/2017	5,000	4,998

		43,477

REPURCHASE AGREEMENTS (c) 3.6%		49,528

SHORT-TERM NOTES 0.2%
Hewlett Packard Enterprise Co.
3.039% due 10/05/2017	3,250	3,260

U.S. TREASURY BILLS 0.0%
0.899% due 08/31/2017 (a)(b)	273	273

Total Short-Term Instruments (Cost $116,141)		116,166

Total Investments in Securities (Cost $ 1,908,976)		1,909,294

Total Investments 137.4% (Cost $ 1,908,976)		$1,909,294
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $ 2)		(77)
Other Assets and Liabilities, net (37.4)%		(519,915)

Net Assets 100.0%		$1,389,302

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.410%	06/30/2017	07/03/2017	$20,500	Ginnie Mae 3.000% due 08/20/2046	$(21,128)	$20,500	$20,503
MBC	1.400	06/30/2017	07/03/2017	27,800	U.S. Treasury Notes 0.875% - 1.750% due 04/15/2019 - 12/31/2020	(28,614)	27,800	27,803
SSB	0.050	06/30/2017	07/03/2017	1,228	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(1,256)	1,228	1,228

Total Repurchase Agreements						$(50,998)	$49,528	$49,534

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2017	1,427	$168,152	$(402)	$0	$(245)
U.S. Treasury 10-Year Note September Futures	09/2017	90	11,298	(31)	0	(26)

				$(433)	$0	$(271)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	61	(10,118)	$(207)	$42	$0

Total Futures Contracts				$(640)	$42	$(271)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	06/20/2021	0.341%	$650	$7	$10	$17	$0	$0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.414	8,400	60	154	214	0	0
Berkshire Hathaway, Inc.	1.000	06/20/2022	0.472	3,200	58	24	82	1	0
Exelon Generation Co. LLC	1.000	12/20/2021	1.298	4,600	(184)	128	(56)	3	0
MetLife, Inc.	1.000	06/20/2022	0.590	100	1	1	2	0	0
Prudential Financial, Inc.	1.000	06/20/2021	0.369	1,300	7	25	32	0	0

					$(51)	$342	$291	$4	$0

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/21/2022	$51,300	$2,378	$(648)	$1,730	$95	$0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	16,800	1,006	(254)	752	49	0

					$3,384	$(902)	$2,482	$144	$0

Total Swap Agreements					$3,333	$(560)	$2,773	$148	$0

(e)	Securities with an aggregate market value of $9,912 and cash of $2,209 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Mexico Government International Bond	1.000%	06/20/2019	0.425%	$100	$1	$0	$1	$0
JPM	China Government International Bond	1.000	12/20/2019	0.332	200	1	2	3	0

						$2	$2	$4	$0

Total Swap Agreements						$2	$2	$4	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$346,263	$0	$346,263
Industrials	0	161,564	3,243	164,807
Utilities	0	45,866	0	45,866
Municipal Bonds & Notes
Arizona	0	1,251	0	1,251
California	0	19,805	0	19,805
Florida	0	1,054	0	1,054
Georgia	0	1,106	0	1,106
Massachusetts	0	2,770	0	2,770
Nevada	0	651	0	651
New York	0	18,982	0	18,982
North Carolina	0	572	0	572
Ohio	0	111	0	111
Pennsylvania	0	2,040	0	2,040
South Carolina	0	4,147	0	4,147
Texas	0	4,719	0	4,719
Utah	0	1,312	0	1,312
Washington	0	3,450	0	3,450
Wisconsin	0	393	0	393
U.S. Government Agencies	0	761,794	0	761,794
U.S. Treasury Obligations	0	219,301	0	219,301
Non-Agency Mortgage-Backed Securities	0	4,161	0	4,161
Asset-Backed Securities	0	178,436	0	178,436
Sovereign Issues	0	10,137	0	10,137
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	19,628	0	19,628
Commercial Paper	0	43,477	0	43,477
Repurchase Agreements	0	49,528	0	49,528
Short-Term Notes	0	3,260	0	3,260
U.S. Treasury Bills	0	273	0	273

Total Investments	$0	$1,906,051	$3,243	$1,909,294

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	42	148	0	190
Over the counter	0	4	0	4
	$42	$152	$0	$194

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(271)	$0	$0	$(271)

Total Financial Derivative Instruments	$(229)	$152	$0	$(77)

Totals	$(229)	$1,906,203	$3,243	$1,909,217

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 231.1%
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,355	$1,531

Total Corporate Bonds & Notes (Cost $1,355)		1,531

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (e)	7,990	2,670

Total Municipal Bonds & Notes (Cost $4,228)		2,670

U.S. GOVERNMENT AGENCIES 198.6%
Fannie Mae
0.000% due 08/25/2022 (b)(e)	3	3
1.120% due 12/25/2036	3,277	3,224
1.253% due 09/26/2033	23	23
1.276% due 07/25/2037	1,312	1,288
1.436% due 07/25/2032	234	225
1.474% due 10/25/2046 (a)	1,201	58
1.476% due 06/25/2032	2	2
1.516% due 12/25/2028	8	8
1.572% due 07/25/2045 (a)	11,255	709
1.576% due 02/25/2033	22	21
1.580% due 07/25/2044 (a)	2,430	119
1.609% due 04/18/2028 - 12/18/2032	47	47
1.612% due 10/25/2045 (a)	3,265	196
1.616% due 06/25/2029 - 04/25/2032	121	121
1.652% due 04/25/2055 (a)	3,814	188
1.659% due 10/18/2030	30	30
1.695% due 07/25/2052 (a)	2,402	131
1.709% due 09/18/2027	54	54
1.716% due 06/25/2030	115	116
1.785% due 07/25/2044 (a)	3,300	157
1.803% due 08/25/2054 (a)	4,422	267
1.833% due 11/01/2019 - 10/01/2031	28	29
1.841% due 10/01/2023	9	9
1.866% due 06/25/2022 - 09/25/2023	25	25
1.871% due 01/25/2045 (a)	3,088	180
1.872% due 03/25/2045 (a)	2,445	153
1.875% due 05/01/2019	18	18
1.892% due 08/01/2042 - 10/01/2044	2,409	2,446
1.908% due 08/25/2055 (a)	2,380	139
1.981% due 08/25/2044 (a)	2,808	169
2.000% due 11/01/2026 - 12/01/2031	296	296
2.007% due 03/01/2035	165	176
2.092% due 10/01/2030 - 12/01/2040	288	293
2.116% due 04/25/2032 - 04/25/2037	5,653	5,766
2.145% due 07/01/2030	19	19
2.154% due 07/01/2027	4	4
2.161% due 04/25/2046 (a)	2,379	114
2.316% due 05/25/2023	11	12
2.370% due 04/01/2019	1	1
2.377% due 01/25/2022 (a)	23,006	1,440
2.471% due 09/01/2017	1	1
2.500% due 07/01/2031 - 06/01/2032	6,400	6,440
2.516% due 11/25/2021	6	6
2.575% due 11/01/2026	68	69
2.620% due 11/01/2035	1,102	1,174
2.624% due 11/01/2035	274	286
2.625% due 06/01/2026	6	6
2.645% due 09/01/2028	1	1
2.649% due 08/01/2029	31	32
2.652% due 07/01/2032	19	19
2.653% due 10/25/2042	2,471	2,038
2.655% due 04/01/2022	21	21
2.719% due 03/01/2035	58	60
2.723% due 02/01/2026	4	4
2.730% due 04/01/2030	6	6
2.740% due 06/01/2023	14	14
2.745% due 11/01/2025	13	13

2.746% due 07/01/2024	1	1
2.749% due 09/01/2035	400	421
2.752% due 02/01/2035	299	313
2.771% due 11/01/2035	8	8
2.786% due 05/01/2026	9	9
2.815% due 09/01/2031	14	14
2.818% due 12/01/2031	4	4
2.825% due 01/01/2030	7	7
2.826% due 02/01/2027	21	21
2.830% due 10/01/2035	9	10
2.872% due 02/01/2026	18	19
2.874% due 11/01/2025	58	61
2.881% due 05/01/2030	23	24
2.895% due 06/01/2029 - 09/01/2030	35	35
2.902% due 09/01/2030	14	14
2.903% due 09/01/2035	371	385
2.915% due 07/01/2034	135	142
2.923% due 07/01/2035	58	61
2.929% due 10/01/2035	81	85
2.954% due 09/01/2035	12	12
2.972% due 06/01/2035	38	39
2.996% due 03/01/2024	4	4
3.000% due 11/01/2020 - 06/01/2047	83,607	84,813
3.000% due 11/25/2043 - 05/25/2046 (a)	23,600	3,526
3.004% due 02/01/2032	55	57
3.010% due 04/01/2030	5	5
3.019% due 06/01/2030	50	52
3.031% due 05/01/2036	453	470
3.035% due 08/01/2035	80	85
3.040% due 07/01/2035	183	191
3.051% due 03/01/2030	90	92
3.054% due 05/01/2036	84	90
3.055% due 04/01/2020	26	26
3.060% due 01/01/2030	88	90
3.070% due 02/01/2025	25	25
3.076% due 05/01/2035	85	89
3.077% due 03/01/2025	6	6
3.080% due 04/01/2030	39	39
3.110% due 12/01/2029	3	3
3.115% due 05/01/2027	22	22
3.118% due 12/01/2035	81	83
3.123% due 12/01/2027	13	14
3.125% due 12/01/2023 - 04/01/2033	95	97
3.129% due 05/25/2035	253	267
3.140% due 05/01/2029	12	12
3.145% due 04/01/2032	5	5
3.153% due 09/01/2027	1	1
3.158% due 05/01/2036	8	8
3.161% due 01/01/2035	102	107
3.166% due 01/01/2026	91	95
3.181% due 09/01/2034	183	194
3.195% due 06/01/2032	95	101
3.197% due 06/01/2035	1,214	1,275
3.205% due 11/01/2031	26	27
3.210% due 02/01/2034	101	106
3.229% due 03/01/2035	173	183
3.317% due 12/01/2035	21	21
3.374% due 05/01/2035	133	139
3.395% due 08/01/2029	5	5
3.398% due 02/01/2035	78	82
3.405% due 11/01/2035	24	24
3.440% due 02/01/2032	3,000	3,099
3.500% due 09/01/2025 - 02/01/2045	21,910	22,662
3.500% due 04/25/2046 (a)	5,453	655
3.537% due 02/01/2036	56	60
3.579% due 02/01/2030	125	130
3.652% due 04/01/2035	41	43
3.665% due 05/01/2036	6	6
3.720% due 02/01/2024	64	65
3.800% due 08/01/2025	3,143	3,361
3.892% due 05/01/2036	10	11
3.905% due 02/01/2031	28	28
4.000% due 10/01/2020 - 03/25/2047	218,264	231,606
4.000% due 06/25/2044 (a)	697	103
4.037% due 11/01/2028	60	62
4.068% due 11/01/2028	113	118
4.093% due 06/01/2029	2	2
4.219% due 08/01/2028	45	48
4.416% due 02/01/2028	42	44
4.500% due 09/01/2019 - 06/01/2044	39,339	42,261
4.748% due 09/01/2034	20	21
4.818% due 02/01/2031	118	125
4.834% due 06/25/2046 (a)	15,893	3,179
4.875% due 05/01/2019	3	3
4.934% due 07/25/2042 - 08/25/2042 (a)	27,398	4,677
4.954% due 07/01/2024	1	1

5.000% due 10/01/2017 - 11/01/2043	16,084	17,378
5.098% due 01/01/2029	8	8
5.448% due 12/01/2030	127	137
5.496% due 02/01/2031	54	59
5.500% due 01/01/2021 - 02/01/2042	33,247	37,091
5.505% due 09/01/2020	5	5
6.000% due 09/01/2017 - 11/01/2040	35,456	39,918
6.290% due 02/25/2029	119	126
6.300% due 06/25/2031 - 10/17/2038	215	220
6.500% due 12/01/2017 - 05/01/2040	15,847	17,945
6.500% due 04/25/2038 (a)	423	110
6.589% due 10/25/2031	5	6
6.850% due 12/18/2027	309	350
6.882% due 10/25/2045	2,460	2,499
7.000% due 03/25/2020 - 09/01/2032	526	583
7.500% due 03/25/2023 - 07/25/2041	843	953
7.730% due 01/01/2025	607	607
7.800% due 10/25/2022 - 06/25/2026	25	28
8.000% due 07/01/2030 - 05/01/2032	27	31
8.383% due 06/25/2032	11	12
8.750% due 11/25/2019 - 06/25/2021	22	24
9.000% due 03/25/2021 - 11/01/2025	18	20
9.000% due 05/25/2022 - 06/25/2022 (a)	7	1
9.500% due 11/25/2020 - 04/01/2025	46	49
11.849% due 06/25/2042	379	566
Fannie Mae, TBA
2.000% due 07/01/2032	35,500	34,732
2.500% due 07/01/2032 - 07/01/2047	93,250	93,638
3.000% due 07/01/2032 - 08/01/2047	577,500	582,111
3.500% due 08/01/2032 - 09/01/2047	327,900	338,041
4.000% due 08/01/2047 - 09/01/2047	155,210	162,835
4.500% due 08/01/2047	69,500	74,457
5.000% due 08/01/2047	57,500	62,756
5.500% due 07/01/2047 - 08/01/2047	300	332
6.000% due 07/01/2047	7,500	8,444
Farmer Mac
8.288% due 04/25/2030	172	170
FDIC Structured Sale Guaranteed Bonds
1.551% due 11/29/2037	985	983
Federal Housing Administration
6.896% due 07/01/2020	36	35
7.430% due 02/01/2020 - 05/01/2024	1,078	1,051
Freddie Mac
1.134% due 01/25/2020 (a)	56,538	1,189
1.146% due 11/25/2022 (a)	30,804	1,387
1.231% due 07/25/2031	40	38
1.274% due 05/25/2031	152	151
1.345% due 09/25/2021	3,889	3,893
1.359% due 03/15/2031	83	83
1.367% due 04/25/2021 (a)	96,447	3,738
1.409% due 07/15/2034	14	14
1.454% due 11/25/2019 (a)	53,378	1,273
1.496% due 09/25/2031	139	138
1.509% due 12/15/2029	86	87
1.512% due 10/15/2037 (a)	10,715	633
1.514% due 10/15/2037 (a)	829	44
1.540% due 11/25/2019 (a)	77,557	2,230
1.546% due 11/25/2021	4,238	4,241
1.609% due 03/15/2024 - 12/15/2031	268	270
1.610% due 10/15/2037 (a)	299	14
1.615% due 11/15/2036 (a)	2,239	160
1.655% due 03/15/2037 (a)	920	56
1.659% due 05/15/2023 - 03/15/2032	31	31
1.673% due 06/15/2038 (a)	1,408	94
1.694% due 11/15/2038 (a)	2,752	164
1.709% due 03/15/2032	1	1
1.759% due 08/15/2035	954	954
1.797% due 08/15/2041 (a)	825	49
1.833% due 09/01/2018	2	2
1.846% due 07/01/2030	98	96
1.887% due 05/15/2037 (a)	576	34
1.921% due 10/15/2041 (a)	1,774	107
1.995% due 02/15/2038 (a)	1,482	79
2.027% due 02/15/2038 (a)	1,886	115
2.091% due 08/01/2018	4	4
2.109% due 04/15/2031	898	923
2.116% due 08/15/2036 (a)	1,529	95
2.159% due 06/15/2031	64	66
2.270% due 07/01/2019	3	3
2.359% due 07/15/2027	413	427
2.460% due 04/01/2025	15	15
2.500% due 04/01/2019	5	5
2.500% due 10/15/2027 - 12/15/2027 (a)	26,088	2,056
2.606% due 10/01/2027	11	12
2.625% due 10/01/2024	57	58
2.679% due 08/01/2029	13	14

2.740% due 10/01/2023	19	20
2.750% due 06/15/2026	3,700	3,717
2.762% due 01/01/2028	20	21
2.763% due 11/01/2031	1	1
2.774% due 09/01/2026	58	59
2.804% due 04/01/2029	12	12
2.809% due 03/01/2033	103	108
2.810% due 09/01/2028	12	13
2.838% due 06/01/2022	8	8
2.848% due 12/01/2032	43	45
2.858% due 10/01/2023	216	225
2.863% due 07/01/2035	331	347
2.864% due 11/01/2027	69	70
2.868% due 08/01/2035	68	72
2.873% due 02/01/2029	58	60
2.874% due 06/01/2024	6	6
2.877% due 07/01/2024	22	22
2.887% due 06/01/2028	29	30
2.890% due 09/01/2037	3,679	3,873
2.894% due 11/01/2027	31	31
2.896% due 12/01/2026	6	6
2.899% due 11/01/2027 - 12/01/2035	804	843
2.904% due 10/01/2024	41	43
2.927% due 10/01/2035	165	174
2.932% due 04/01/2031	2	2
2.941% due 06/01/2022	1	1
2.970% due 11/01/2029	559	582
2.972% due 12/01/2029	56	58
3.000% due 08/15/2032 - 02/01/2047	120,695	120,562
3.000% due 02/15/2033 - 12/15/2042 (a)	10,456	1,049
3.017% due 05/01/2032	246	256
3.034% due 02/01/2027	123	127
3.039% due 08/01/2027	6	7
3.048% due 05/01/2032	159	165
3.057% due 10/01/2027	15	15
3.059% due 07/01/2027	21	22
3.061% due 08/01/2030	2	2
3.073% due 07/01/2030	10	11
3.075% due 09/01/2027	24	24
3.124% due 03/01/2032	19	20
3.129% due 08/15/2032	129	135
3.152% due 02/01/2031	1	1
3.162% due 07/01/2028	148	154
3.174% due 05/01/2032	18	19
3.203% due 02/01/2029	18	18
3.226% due 03/01/2027	3	3
3.240% due 02/01/2027	20	20
3.270% due 04/01/2036	217	233
3.323% due 03/01/2029	28	29
3.378% due 11/01/2034	150	160
3.397% due 03/01/2033	39	41
3.407% due 10/01/2036	154	163
3.500% due 12/15/2022 - 07/01/2043	7,560	7,881
3.500% due 08/15/2026 - 01/15/2043 (a)	9,183	1,787
3.538% due 09/01/2024	9	10
3.850% due 05/01/2032	1	1
4.000% due 06/01/2029 - 09/01/2045	17,866	18,941
4.000% due 01/15/2046 (a)	17,516	3,513
4.500% due 06/01/2018 - 09/01/2043	23,190	24,968
5.000% due 04/01/2018 - 08/01/2041	29,526	32,280
5.500% due 11/01/2018 - 06/01/2041	53,344	59,433
6.000% due 10/01/2021 - 05/01/2040	8,235	9,287
6.250% due 12/15/2028	252	279
6.500% due 03/15/2021 - 10/25/2043	3,543	4,010
7.000% due 11/15/2020 - 12/01/2032	222	244
7.000% due 10/25/2023 (a)	20	3
7.400% due 02/01/2021	12	11
7.482% due 10/15/2040	21	22
7.500% due 03/01/2022 - 01/15/2030	136	157
7.500% due 08/15/2029 (a)	5	1
7.645% due 05/01/2025	544	638
8.000% due 06/01/2030 - 09/01/2030	2	3
8.500% due 08/01/2024 - 08/01/2027	73	82
9.000% due 12/15/2020	10	10
9.465% due 05/15/2035	3,644	4,252
9.500% due 12/15/2020 - 06/01/2021	41	45
9.500% due 11/01/2021 (a)	3	0
10.238% due 05/15/2041	4,227	5,076
11.798% due 01/15/2035	4,986	6,468
Freddie Mac, TBA
2.500% due 07/01/2032 - 08/01/2047	44,000	44,150
3.000% due 07/01/2032 - 07/01/2047	157,450	157,645
3.500% due 08/01/2047	223,500	229,166
4.000% due 08/01/2047	126,400	132,680
4.500% due 07/01/2047	18,500	19,813

Ginnie Mae
0.000% due 03/20/2035 (b)(e)	349	297
0.748% due 06/16/2043 (a)	41,864	823
0.751% due 12/20/2045 (a)	3,321	69
0.780% due 06/20/2042 (a)	4,651	140
0.790% due 11/20/2045 (a)	3,463	106
0.815% due 09/20/2045 (a)	5,590	160
0.830% due 06/20/2042 (a)	4,282	130
0.834% due 08/20/2045 (a)	1,650	54
0.926% due 06/20/2043 (a)	3,595	115
0.978% due 03/16/2051 (a)	1,312	24
1.372% due 05/16/2030	55	55
1.472% due 01/16/2031	5	5
1.562% due 06/20/2032	121	122
1.643% due 05/20/2063	3,924	3,942
1.713% due 09/20/2063	18,715	18,833
1.772% due 02/16/2030	22	23
1.993% due 08/20/2063	28,519	28,961
2.041% due 01/20/2059	736	750
2.116% due 10/20/2058	610	622
2.125% due 08/20/2021 - 07/20/2035	18,164	18,806
2.162% due 03/20/2031	944	963
2.212% due 02/20/2031	562	565
2.250% due 12/20/2027 - 12/20/2032	1,613	1,670
2.293% due 09/20/2063	14,048	14,420
2.375% due 01/20/2022 - 02/20/2032	1,527	1,572
2.500% due 09/20/2017 - 09/20/2030	6,902	7,017
2.875% due 01/20/2034	3,265	3,407
3.000% due 06/20/2018 - 12/20/2046	23,817	24,089
3.000% due 05/20/2039 - 06/20/2046 (a)	6,018	874
3.500% due 12/20/2018 - 03/20/2047	35,732	37,058
3.500% due 01/20/2041 - 09/20/2046 (a)	71,910	10,831
4.000% due 11/20/2018 - 05/15/2043	1,400	1,486
4.000% due 05/20/2044 (a)	1,539	261
4.500% due 06/15/2035 - 05/20/2046	46,587	49,548
5.000% due 03/15/2033 - 08/20/2043	60,848	66,795
5.500% due 05/15/2031 - 08/15/2041	18,912	21,153
6.000% due 09/15/2036 - 12/15/2040	2,611	2,947
6.500% due 10/15/2023 - 07/15/2039	4,238	4,775
6.857% due 03/16/2041	283	308
6.882% due 09/20/2045	2,222	2,362
7.000% due 09/15/2025 - 09/20/2028	29	32
7.500% due 12/15/2022 - 11/15/2031	74	81
7.750% due 10/15/2025	12	12
8.000% due 12/15/2017 - 09/15/2031	101	120
8.500% due 06/15/2027 - 01/20/2031	395	431
9.000% due 04/15/2020 - 09/15/2030	34	34
9.500% due 12/15/2021	8	9
Ginnie Mae, TBA
2.500% due 07/01/2047	1,000	975
3.000% due 07/01/2047 - 08/01/2047	150,500	152,014
3.500% due 07/01/2047 - 08/01/2047	351,000	363,005
4.000% due 07/01/2047 - 08/01/2047	145,000	152,394
4.500% due 07/01/2047 - 08/01/2047	102,800	109,185
5.000% due 08/01/2047	1,000	1,072
Small Business Administration
5.370% due 04/01/2028	3,222	3,510
5.490% due 05/01/2028	4,149	4,533
5.870% due 05/01/2026 - 07/01/2028	2,981	3,270
6.220% due 12/01/2028	464	514
7.190% due 12/01/2019	10	10
7.220% due 11/01/2020	55	57
Vendee Mortgage Trust
6.395% due 01/15/2030	255	285
6.500% due 03/15/2029	659	744

Total U.S. Government Agencies (Cost $3,941,954)		3,953,372

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Notes
1.750% due 06/30/2022	27,375	27,199
1.750% due 09/30/2022 (h)	7,200	7,135
1.750% due 01/31/2023	16,600	16,394
1.875% due 03/31/2022 (j)	300	300
1.875% due 08/31/2022	7,200	7,186
2.000% due 07/31/2022 (h)(j)	4,700	4,721
2.000% due 02/15/2025 (j)	300	296
2.125% due 06/30/2022	12,200	12,333
2.250% due 02/15/2027	47,375	47,171

Total U.S. Treasury Obligations (Cost $123,040)		122,735

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust
3.165% due 01/25/2035	217	220
3.598% due 09/25/2035	958	898

American Home Mortgage Investment Trust
3.415% due 02/25/2045	338	340
BAMLL Commercial Mortgage Securities Trust
2.379% due 01/15/2028	2,300	2,309
Banc of America Funding Trust
1.502% due 05/20/2035 ^	747	540
5.000% due 09/25/2019	44	44
5.753% due 10/25/2036 ^	1,436	1,369
5.837% due 01/25/2037 ^	1,179	1,036
Banc of America Mortgage Trust
3.439% due 02/25/2036 ^	358	334
3.549% due 06/20/2031	121	123
3.713% due 07/25/2034	4	4
4.067% due 07/20/2032	6	6
6.500% due 10/25/2031	18	19
BCAP LLC Trust
1.533% due 01/26/2036	1,512	1,459
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	127	129
2.754% due 11/25/2030	3	3
2.820% due 08/25/2035	200	199
3.014% due 08/25/2033	315	313
3.227% due 08/25/2033	494	499
3.260% due 03/25/2035	375	379
3.574% due 01/25/2034	3	3
3.630% due 02/25/2033	7	6
3.636% due 03/25/2035	97	99
Bear Stearns ALT-A Trust
3.250% due 11/25/2036 ^	837	692
3.254% due 11/25/2036	837	757
3.392% due 11/25/2036 ^	355	327
3.475% due 05/25/2035	457	453
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030	280	285
Bear Stearns Mortgage Securities, Inc.
3.464% due 06/25/2030	3	3
Bear Stearns Structured Products, Inc. Trust
3.063% due 12/26/2046	1,690	1,462
Bella Vista Mortgage Trust
1.712% due 05/20/2045	394	294
Chase Mortgage Finance Trust
3.221% due 09/25/2036 ^	69	62
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.396% due 05/25/2036	219	202
1.466% due 08/25/2035	394	378
1.484% due 01/25/2035	410	372
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035	497	515
3.176% due 08/25/2035 ^	560	408
3.430% due 05/25/2035	10	10
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,134	1,048
Commercial Mortgage Trust
1.743% due 07/10/2046 (a)	25,556	153
2.123% due 07/10/2046 (a)	16,073	761
Countrywide Alternative Loan Resecuritization Trust
3.065% due 03/25/2047	139	137
Countrywide Alternative Loan Trust
1.386% due 01/25/2037 ^	226	212
1.412% due 07/20/2046 ^	723	445
1.416% due 05/25/2036	66	57
1.426% due 05/25/2035	1,110	930
1.436% due 05/25/2035	210	177
1.466% due 05/25/2035	300	252
1.466% due 09/25/2046 ^	4,013	1,308
1.466% due 10/25/2046 ^	989	707
1.476% due 07/25/2046 ^	2,040	1,451
1.486% due 05/25/2036 ^	28	132
1.492% due 09/20/2046	7,007	3,080
1.496% due 12/25/2035	308	280
1.556% due 10/25/2046 ^	1,963	1,005
1.566% due 06/25/2047 ^	90	18
1.586% due 11/25/2035 ^	274	79
6.250% due 11/25/2036 ^	1,377	1,232
Countrywide Home Loan Mortgage Pass-Through Trust
1.516% due 04/25/2046 ^	311	288
1.556% due 03/25/2036	563	366
1.566% due 02/25/2036 ^	203	304
1.676% due 05/25/2035	1,117	951
1.756% due 02/25/2035	198	190
1.796% due 04/25/2035	731	692
1.856% due 03/25/2035	92	74
1.876% due 02/25/2035	686	657
1.896% due 02/25/2035	18	17
2.016% due 03/25/2035 ^	188	32
2.462% due 06/19/2031	6	6

2.750% due 07/19/2031	6	6
3.036% due 09/25/2034 ^	280	247
3.155% due 02/20/2036 ^	405	340
3.174% due 09/25/2047 ^	1,040	975
3.241% due 11/19/2033	12	12
3.399% due 08/25/2034 ^	396	367
3.741% due 11/19/2033	22	22
Credit Suisse First Boston Mortgage Securities Corp.
3.047% due 06/25/2033	21	21
5.039% due 06/25/2032	4	4
Credit Suisse Mortgage Capital Certificates
4.791% due 05/27/2053	5,231	5,399
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	2,547	1,360
Deutsche ALT-B Securities, Inc.
1.316% due 10/25/2036 ^	20	15
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	275	278
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	9	9
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	250	258
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	13	13
First Republic Mortgage Loan Trust
1.509% due 11/15/2031	1,934	1,880
1.891% due 11/15/2031	461	395
GreenPoint Mortgage Funding Trust
1.416% due 12/25/2046 ^	2,331	1,800
1.486% due 04/25/2036 ^	309	250
Greenpoint Mortgage Pass-Through Certificates
3.718% due 10/25/2033	61	61
GSR Mortgage Loan Trust
1.476% due 08/25/2046	3,793	2,289
3.122% due 06/25/2034	29	29
3.396% due 04/25/2036	333	305
HarborView Mortgage Loan Trust
1.339% due 03/19/2037	510	461
1.404% due 07/21/2036	1,104	966
1.429% due 05/19/2046 ^	861	462
2.688% due 11/19/2034	80	71
3.583% due 07/19/2035 ^	17	16
3.690% due 08/19/2034	1,746	1,706
3.732% due 08/19/2036 ^	465	437
HomeBanc Mortgage Trust
1.396% due 12/25/2036	329	310
2.076% due 08/25/2029	496	466
Impac Secured Assets Trust
1.366% due 11/25/2036	1,563	1,322
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032	6	6
IndyMac Mortgage Loan Trust
1.426% due 05/25/2046	1,323	1,214
1.456% due 07/25/2035	1,185	1,056
1.516% due 11/25/2035 ^	185	129
1.516% due 06/25/2037 ^	510	294
1.696% due 04/25/2035	110	105
1.856% due 02/25/2035	284	271
3.079% due 12/25/2034	10	10
3.171% due 01/25/2036 ^	2	1
3.196% due 08/25/2035 ^	1,121	937
3.280% due 01/25/2036 ^	1,436	1,208
JPMorgan Mortgage Trust
3.256% due 10/25/2035	1,790	1,687
Lehman XS Trust
1.536% due 11/25/2046 ^	1,632	912
Luminent Mortgage Trust
1.204% due 12/25/2036 ^	1,833	1,643
MASTR Adjustable Rate Mortgages Trust
1.456% due 05/25/2037	653	431
1.516% due 05/25/2047 ^	2,724	1,941
1.556% due 05/25/2047 ^	2,311	1,181
MASTR Asset Securitization Trust
5.000% due 12/25/2019	207	211
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	128	130
MASTR Seasoned Securitization Trust
3.120% due 10/25/2032	243	243
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.859% due 11/15/2031	449	424
2.039% due 11/15/2031	55	51
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.599% due 12/15/2030	587	571
1.639% due 06/15/2030	499	479
Merrill Lynch Alternative Note Asset Trust
1.516% due 03/25/2037	1,277	589

Merrill Lynch Mortgage Investors Trust
2.108% due 10/25/2028	60	60
2.933% due 01/25/2029	2,573	2,492
3.045% due 04/25/2035	16	16
Morgan Stanley Mortgage Loan Trust
3.237% due 07/25/2035 ^	1,245	1,129
Mortgage Equity Conversion Asset Trust
1.500% due 02/25/2042	4,776	3,974
1.710% due 01/25/2042	32,840	27,657
1.720% due 05/25/2042	13,080	11,306
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.808% due 02/19/2030	277	272
PNC Commercial Mortgage Acceptance Corp.
1.342% due 07/15/2031 (a)	217	0
Prime Mortgage Trust
1.616% due 02/25/2034	42	40
4.750% due 11/25/2019	8	8
Residential Accredit Loans, Inc. Trust
1.486% due 05/25/2046 ^	917	704
1.716% due 06/25/2035	393	325
3.571% due 08/25/2035 ^	585	365
Residential Funding Mortgage Securities, Inc. Trust
3.526% due 09/25/2035 ^	1,378	1,154
RiverView HECM Trust
1.084% due 07/25/2047	7,211	6,850
Sequoia Mortgage Trust
1.730% due 11/22/2024	6	6
1.849% due 04/19/2027	59	56
1.909% due 10/19/2026	25	24
1.972% due 10/20/2027	454	434
3.093% due 01/20/2047 ^	973	796
Structured Adjustable Rate Mortgage Loan Trust
1.951% due 06/25/2034	601	562
2.915% due 10/25/2037 ^	1,726	1,479
3.129% due 11/25/2035 ^	1,194	959
3.143% due 01/25/2035	1,062	1,044
3.336% due 08/25/2035	17	17
3.342% due 07/25/2034	46	46
3.357% due 07/25/2035 ^	64	56
Structured Asset Mortgage Investments Trust
1.346% due 03/25/2037	235	175
1.406% due 06/25/2036	376	341
1.426% due 05/25/2036	1,244	983
1.459% due 07/19/2035	2,584	2,522
1.516% due 08/25/2036 ^	3,535	2,327
1.676% due 05/25/2045	1,641	1,482
1.869% due 09/19/2032	1,479	1,444
1.869% due 10/19/2034	182	176
1.909% due 03/19/2034	834	815
Structured Asset Mortgage Investments, Inc.
1.386% due 05/02/2030	59	13
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.764% due 05/25/2022	61	61
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032	1	2
3.209% due 01/25/2032	90	90
3.244% due 07/25/2032	1	1
3.271% due 06/25/2033	24	23
3.325% due 08/25/2032	242	240
3.368% due 04/25/2033	23	23
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,507	889
5.970% due 09/25/2036	9,085	1,025
6.015% due 07/25/2037	2,775	2,093
Thornburg Mortgage Securities Trust
3.188% due 06/25/2043	821	820
WaMu Mortgage Pass-Through Certificates Trust
1.476% due 11/25/2045	1,270	1,227
1.506% due 10/25/2045	136	135
1.546% due 01/25/2045	1,494	1,463
1.572% due 11/25/2046	414	341
1.716% due 07/25/2044	215	208
1.732% due 02/25/2046	1,456	1,426
1.856% due 01/25/2045	343	341
1.856% due 07/25/2045	67	66
1.895% due 01/25/2047	1,413	1,385
1.916% due 12/25/2045	876	604
1.932% due 11/25/2042	66	63
2.132% due 06/25/2042	421	407
2.132% due 08/25/2042	694	672
2.701% due 08/25/2033	550	563
2.763% due 04/25/2037 ^	1,395	1,236
2.778% due 12/25/2036 ^	1,300	1,211
2.795% due 09/25/2033	217	221
2.835% due 12/25/2035	410	399
3.137% due 03/25/2034	11	12

Washington Mutual Mortgage Pass-Through Certificates Trust
1.466% due 07/25/2046 ^	399	183
2.824% due 11/25/2030	202	203
6.268% due 07/25/2036	2,998	1,387
Wells Fargo Commercial Mortgage Trust
2.154% due 10/15/2045 (a)	41,143	3,123
Wells Fargo Mortgage-Backed Securities Trust
1.716% due 07/25/2037 ^	650	565
2.999% due 12/25/2033	257	259
3.132% due 10/25/2033	110	112
3.152% due 06/25/2035	468	481
3.434% due 07/25/2034	37	39

Total Non-Agency Mortgage-Backed Securities (Cost $174,522)		167,576

ASSET-BACKED SECURITIES 17.3%
ABFS Mortgage Loan Trust
0.054% due 07/15/2033	1,145	867
ACE Securities Corp. Home Equity Loan Trust
1.276% due 10/25/2036	309	222
1.916% due 08/25/2030	28	27
2.266% due 07/25/2034	1,386	1,375
AFC Home Equity Loan Trust
1.974% due 12/26/2029	1	1
2.026% due 06/25/2029	250	218
Allegro CLO Ltd.
2.390% due 01/30/2026	6,500	6,524
Amortizing Residential Collateral Trust
1.796% due 07/25/2032	727	699
1.916% due 10/25/2031	233	229
Amresco Residential Securities Corp. Mortgage Loan Trust
1.711% due 06/25/2028	37	35
1.846% due 09/25/2028	425	424
2.156% due 06/25/2029	204	194
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.706% due 10/25/2035	7,500	7,254
Asset-Backed Funding Certificates Trust
1.916% due 06/25/2034	248	245
2.236% due 03/25/2032	465	466
Asset-Backed Securities Corp. Home Equity Loan Trust
1.296% due 05/25/2037	1	1
1.679% due 06/15/2031	187	170
2.161% due 09/25/2034	4,213	4,211
Babson CLO Ltd.
2.308% due 10/17/2026	3,700	3,705
Bayview Financial Acquisition Trust
1.572% due 05/28/2037	1,781	1,321
Bear Stearns Asset-Backed Securities Trust
1.616% due 09/25/2046	1,627	1,438
2.191% due 02/25/2034	362	341
2.416% due 10/25/2032	169	169
2.716% due 11/25/2042	337	337
3.381% due 06/25/2043	22	21
Blue Hill CLO Ltd.
2.338% due 01/15/2026	11,400	11,416
Carlyle Global Market Strategies CLO Ltd.
2.320% due 07/27/2026	3,000	3,003
2.432% due 05/15/2025	2,100	2,103
CDC Mortgage Capital Trust
2.266% due 01/25/2033	574	568
Cent CLO Ltd.
2.380% due 07/27/2026	5,900	5,916
Centex Home Equity Loan Trust
1.516% due 01/25/2032	96	92
2.066% due 01/25/2032	664	578
Chase Funding Trust
1.816% due 07/25/2033	21	20
1.856% due 08/25/2032	495	457
1.876% due 11/25/2032	392	380
CIFC Funding Ltd.
2.173% due 10/24/2025	5,800	5,819
2.392% due 05/24/2026	7,100	7,112
CIT Group Home Equity Loan Trust
1.564% due 06/25/2033	796	781
1.999% due 12/25/2031	267	259
CIT Mortgage Loan Trust
2.566% due 10/25/2037	7,117	7,081
Citigroup Global Markets Mortgage Securities, Inc.
2.191% due 10/25/2028	24	24
2.566% due 01/25/2032	326	309
6.930% due 08/25/2028	201	205
Citigroup Mortgage Loan Trust, Inc.
1.276% due 07/25/2045	247	184
Conseco Finance Home Equity Loan Trust
1.859% due 08/15/2033	1,095	1,098
2.659% due 05/15/2032	397	397

Conseco Financial Corp.
6.240% due 12/01/2028	605	629
Countrywide Asset-Backed Certificates
2.116% due 06/25/2033	108	106
2.116% due 10/25/2047	1,746	1,686
2.216% due 09/25/2032	1,351	1,301
Credit Suisse First Boston Mortgage Securities Corp.
1.576% due 05/25/2044	111	111
1.956% due 08/25/2032	151	138
Credit-Based Asset Servicing and Securitization LLC
1.286% due 01/25/2037 ^	345	146
2.316% due 04/25/2032	167	166
CVP Cascade CLO Ltd.
2.308% due 01/16/2026	5,600	5,602
Delta Funding Home Equity Loan Trust
1.979% due 09/15/2029	14	13
Denali Capital CLO Ltd.
1.383% due 01/22/2022	634	635
Dryden Senior Loan Fund
0.000% due 10/15/2026	3,800	3,801
Ellington Loan Acquisition Trust
2.266% due 05/25/2037	2,335	2,140
EMC Mortgage Loan Trust
1.764% due 05/25/2040	255	239
EquiFirst Mortgage Loan Trust
1.696% due 01/25/2034	163	154
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	397	161
Flagship Ltd.
2.276% due 01/20/2026	5,900	5,903
Flatiron CLO Ltd.
2.318% due 01/17/2026	12,000	12,001
2.338% due 07/17/2026	5,300	5,306
Galaxy CLO Ltd.
2.310% due 11/16/2025	8,100	8,109
GE-WMC Mortgage Securities Trust
1.256% due 08/25/2036	52	33
GMAC Mortgage Corp. Home Equity Loan Trust
1.696% due 01/25/2029	68	64
GSAMP Trust
1.516% due 10/25/2036 ^	8,446	1,044
1.616% due 02/25/2033	258	246
ICG U.S. CLO Ltd.
2.348% due 10/15/2026	10,700	10,701
IMC Home Equity Loan Trust
6.880% due 11/20/2028	1	1
7.520% due 08/20/2028	25	27
ING Investment Management CLO Ltd.
1.383% due 06/14/2022	77	77
Irwin Home Equity Loan Trust
2.566% due 02/25/2029	10	10
JPMorgan Mortgage Acquisition Trust
1.296% due 08/25/2036	59	32
1.476% due 03/25/2037	300	284
KVK CLO Ltd.
2.308% due 01/15/2026	6,500	6,506
Long Beach Mortgage Loan Trust
1.776% due 10/25/2034	62	58
2.266% due 10/25/2034	696	661
2.641% due 03/25/2032	545	534
Madison Park Funding Ltd.
2.268% due 01/19/2025	4,600	4,605
MASTR Asset-Backed Securities Trust
1.966% due 12/25/2034 ^	2,692	2,699
Merrill Lynch Mortgage Investors Trust
1.276% due 10/25/2037 ^	1,539	430
1.296% due 09/25/2037	237	88
1.936% due 06/25/2035	413	399
MESA Trust
2.016% due 12/25/2031	441	436
Mid-State Trust
6.340% due 10/15/2036	679	726
7.791% due 03/15/2038	1,024	1,105
Morgan Stanley Mortgage Loan Trust
1.576% due 04/25/2037	319	161
1.726% due 02/25/2047	1,356	948
5.750% due 04/25/2037 ^	825	603
6.000% due 07/25/2047 ^	1,652	1,341
MP CLO Ltd.
2.408% due 07/18/2026	22,700	22,751
Nelder Grove CLO Ltd.
2.300% due 08/28/2026	6,700	6,707
Northwoods Capital Ltd.
2.254% due 11/04/2025	4,200	4,208
NovaStar Mortgage Funding Trust
1.346% due 03/25/2037	2,619	1,748

Oaktree CLO Ltd.
2.376% due 10/20/2026	3,000	3,006
Octagon Investment Partners Ltd.
2.258% due 04/15/2026	8,400	8,391
OFSI Fund Ltd.
2.308% due 04/17/2025	9,700	9,719
OHA Credit Partners Ltd.
2.286% due 07/20/2026	15,750	15,793
Option One Mortgage Loan Trust
1.356% due 01/25/2037	811	541
1.996% due 02/25/2035	4,021	3,362
Option One Mortgage Loan Trust Asset-Backed Certificates
1.676% due 11/25/2035	400	343
OZLM Funding Ltd.
2.288% due 01/17/2026	6,600	6,612
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.716% due 07/25/2035	3,018	3,026
Renaissance Home Equity Loan Trust
1.576% due 11/25/2034	191	171
1.716% due 12/25/2033	1,934	1,905
1.976% due 12/25/2032	21	20
2.096% due 08/25/2033	299	282
2.416% due 08/25/2032	867	858
Residential Asset Securities Corp. Trust
1.716% due 07/25/2032 ^	635	584
1.796% due 06/25/2033	80	68
1.816% due 06/25/2032 ^	58	49
Residential Mortgage Loan Trust
2.716% due 09/25/2029	108	107
SACO Trust
1.736% due 06/25/2036 ^	230	549
Saxon Asset Securities Trust
1.896% due 12/26/2034	927	927
Securitized Asset-Backed Receivables LLC Trust
1.276% due 12/25/2036 ^	2,578	887
SLM Student Loan Trust
1.236% due 07/25/2019	34	34
1.246% due 07/25/2019	229	228
1.326% due 07/25/2023	1,066	1,066
1.906% due 01/25/2019	526	527
2.446% due 12/15/2033	3,558	3,599
2.656% due 04/25/2023	33,014	33,747
Soundview Home Loan Trust
1.276% due 11/25/2036	79	33
Specialty Underwriting & Residential Finance Trust
1.716% due 09/25/2036	7,500	6,104
1.896% due 01/25/2034	300	288
2.416% due 10/25/2035	835	698
Staniford Street CLO Ltd.
2.426% due 06/15/2025	2,000	2,000
Structured Asset Investment Loan Trust
1.876% due 04/25/2035	3,517	3,517
2.191% due 09/25/2034	725	697
2.491% due 12/25/2034	976	830
2.641% due 04/25/2034	245	238
THL Credit Wind River CLO Ltd.
2.338% due 04/18/2026	900	901
TICP CLO Ltd.
2.336% due 01/20/2027	2,050	2,050
Trapeza CDO Ltd.
2.087% due 11/16/2034	211	206
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	1,116	1,097
UPS Capital Business Credit
1.569% due 04/15/2026	76	14
Utah State Board of Regents
1.774% due 01/25/2057	18,458	18,507
Venture CLO Ltd.
0.000% due 07/15/2026 (c)	10,000	10,000
Voya CLO Ltd.
2.478% due 10/15/2022	3,245	3,249
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.846% due 04/25/2034	694	645

Total Asset-Backed Securities (Cost $353,823)		343,351

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (f) 0.2%		4,863

U.S. TREASURY BILLS 0.2%
0.908% due 08/31/2017 (d)(e)	3,591	3,586

Total Short-Term Instruments (Cost $8,449)		8,449

Total Investments in Securities (Cost $4,607,371)		4,599,684

	SHARES
INVESTMENTS IN AFFILIATES 5.9%
SHORT-TERM INSTRUMENTS 5.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short-Term Floating NAV Portfolio III	11,947,026	118,108

Total Short-Term Instruments (Cost $118,105)		118,108

Total Investments in Affiliates (Cost $118,105)		118,108

Total Investments 237.0% (Cost $4,725,476)		$4,717,792
Financial Derivative Instruments (g)(i) 0.3% (Cost or Premiums, net $(2,427))		5,475
Other Assets and Liabilities, net (137.3)%		(2,732,489)

Net Assets 100.0%		$1,990,778

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$4,863	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(4,961)	$4,863	$4,863

Total Repurchase Agreements						$(4,961)	$4,863	$4,863

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Government Agencies (9.4)%
Fannie Mae, TBA	3.000%	07/01/2032	$53,400	$(54,819)	$(54,802)
Fannie Mae, TBA	4.000	07/01/2032	28,500	(29,480)	(29,478)
Freddie Mac, TBA	5.000	07/01/2047	400	(437)	(435)
Freddie Mac, TBA	5.500	07/01/2047	57,000	(63,047)	(62,891)
Ginnie Mae, TBA	5.000	07/01/2047	36,100	(39,524)	(39,338)

				(187,307)	(186,944)

U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.375%	05/15/2027	17,300	(1,308)	(1,312)

Total Short Sales (9.5)%				$(188,615)	$(188,256)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	Payable for short sales includes $(4) of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2017 was $(71) at a weighted average interest rate of 0.700%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	54	$13,301	$(8)	$0	$(2)
90-Day Eurodollar December Futures	12/2018	54	13,257	(7)	0	(4)
90-Day Eurodollar December Futures	12/2019	54	13,224	(8)	0	(6)
90-Day Eurodollar June Futures	06/2018	54	13,279	(7)	0	(3)
90-Day Eurodollar June Futures	06/2019	54	13,241	(7)	0	(5)

				$(37)	$0	$(20)

Total Futures Contracts				$(37)	$0	$(20)

Swap Agreements:

Interest Rate Swaps

									Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (2)	3-Month USD-LIBOR	2.000%	07/12/2023	$	79,900	$107	$(313)	$(206)	$0	$(313)
Receive	3-Month USD-LIBOR	1.500	06/21/2027		82,500	6,755	(829)	5,926	244	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047		34,900	6,819	(618)	6,201	134	0

						$13,681	$(1,760)	$11,921	$378	$(313)

Total Swap Agreements						$13,681	$(1,760)	$11,921	$378	$(313)

(h)	Securities with an aggregate market value of $5,838 and cash of $1,925 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	Unsettled variation margin asset of $75 for closed swap agreements is outstanding at period end.
(2)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	09/05/2017	$17,000	$178	$457
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018	10,400	103	150
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/05/2018	553,000	553	31
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	08/02/2017	295,500	130	8
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	448,100	255	3

							$1,219	$649

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	$103.711	07/06/2017	$6,000	$4	$0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	68.000	07/06/2017	400,000	16	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	73.000	07/06/2017	364,000	14	0
	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2047	73.000	09/06/2017	100,000	4	0
	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2047	76.500	07/06/2017	68,000	3	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	99.531	08/07/2017	7,000	14	32
	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	100.031	08/07/2017	7,000	25	50
	Put - OTC Freddie Mac, TBA 3.000% due 07/01/2047	71.000	07/06/2017	110,000	4	0
	Put - OTC Freddie Mac, TBA 3.500% due 07/01/2047	73.000	07/06/2017	200,000	8	0
	Put - OTC Freddie Mac, TBA 4.000% due 07/01/2047	74.000	07/06/2017	140,000	6	0
	Put - OTC Freddie Mac, TBA 4.500% due 07/01/2047	74.000	07/06/2017	18,000	1	0
	Put - OTC Ginnie Mae, TBA 3.500% due 07/01/2047	73.000	07/06/2017	140,000	5	0

					$104	$82

Total Purchased Options					$1,323	$731

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	$103.313	07/06/2017	$8,250	$(12)	$(1)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2047	102.477	08/07/2017	9,000	(22)	(39)
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2047	102.902	08/07/2017	40,000	(159)	(269)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.477	08/07/2017	9,000	(20)	(11)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	98.906	08/07/2017	8,500	(17)	(21)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	101.359	07/06/2017	7,500	(14)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	102.898	07/06/2017	11,500	(34)	(8)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.141	07/06/2017	7,500	(20)	(37)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.352	07/06/2017	11,500	(38)	(79)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.203	08/07/2017	8,500	(17)	(17)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.383	08/07/2017	18,500	(35)	(25)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.633	08/07/2017	13,000	(16)	(12)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.750	08/07/2017	7,500	(18)	(6)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2047	104.781	08/07/2017	13,500	(18)	(36)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2047	105.031	08/07/2017	13,500	(28)	(51)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	100.719	07/06/2017	11,500	(50)	(100)
	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2047	99.898	08/07/2017	8,500	(27)	(54)
	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2047	100.641	08/07/2017	9,000	(46)	(17)
	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2047	100.938	08/07/2017	9,500	(20)	(12)
	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2047	101.125	08/07/2017	8,500	(26)	(8)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2047	103.734	07/06/2017	12,500	(22)	0
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.180	08/07/2017	8,500	(17)	(17)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.313	08/07/2017	17,500	(34)	(27)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.438	08/07/2017	21,500	(50)	(27)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2047	103.563	08/07/2017	35,000	(73)	(36)

					$(833)	$(910)

Total Written Options					$(833)	$(910)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	02/25/2035	$214	$0	$113	$113	$0
JPM	UBS Commercial Mortgage Trust 0.900% due 09/15/2040	(1.170)	09/15/2040	4,000	0	1,840	1,840	0
UAG	Merrill Lynch Mortgage Trust 1.300% due 06/12/2043	(1.080)	06/12/2043	4,392	0	3,954	3,954	0

					$0	$5,907	$5,907	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	$3,882	$(1,320)	$1,331	$11	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	2,947	(1,031)	573	0	(458)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	1,759	(563)	569	6	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034	3	(3)	2	0	(1)

					$(2,917)	$2,475	$17	$(459)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.760%	07/13/2017	$25,000	$0	$0	$0	$0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.752	08/14/2017	70,000	0	9	9	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.745	09/15/2017	50,000	0	11	11	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.755	09/15/2017	110,000	0	13	13	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	12/08/2017	45,000	0	1	1	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.759	08/14/2017	730,000	0	43	43	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	12/08/2017	45,000	0	0	0	0

						$0	$77	$77	$0

Total Return Swaps on Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	01/12/2038	$13,243	$0	$0	$0	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	3,268	0	(3)	0	(3)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	4,560	0	(5)	0	(5)

							$0	$(8)	$0	$(8)

Total Swap Agreements							$(2,917)	$8,451	$6,001	$(467)

(j)	Securities with an aggregate market value of $659 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,531	$0	$1,531
Municipal Bonds & Notes
Texas	0	2,670	0	2,670
U.S. Government Agencies	0	3,952,105	1,267	3,953,372
U.S. Treasury Obligations	0	122,735	0	122,735
Non-Agency Mortgage-Backed Securities	0	116,327	51,249	167,576
Asset-Backed Securities	0	343,337	14	343,351
Short-Term Instruments
Repurchase Agreements	0	4,863	0	4,863
U.S. Treasury Bills	0	3,586	0	3,586
	$0	$4,547,154	$52,530	$4,599,684

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$118,108	$0	$0	$118,108

Total Investments	$118,108	$4,547,154	$52,530	$4,717,792

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(186,944)	0	(186,944)
U.S. Treasury Obligations	0	(1,312)	0	(1,312)
	$0	$(188,256)	$0	$(188,256)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	378	0	378
Over the counter	0	6,732	0	6,732
	$0	$7,110	$0	$7,110

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20)	(313)	0	(333)
Over the counter	(34)	(1,343)	0	(1,377)

	$(54)	$(1,656)	$0	$(1,710)

Total Financial Derivative Instruments	$(54)	$5,454	$0	$5,400

Totals	$118,054	$4,364,352	$52,530	$4,534,936

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
U.S. Government Agencies	$1,328	$0	$(63)	$0	$0	$2	$0	$0	$1,267	$0
Non-Agency Mortgage-Backed Securities	53,122	0	(2,575)	33	216	453	0	0	51,249	353
Asset-Backed Securities	6,261	0	0	0	0	11	0	(6,258)	14	3

Totals	$60,711	$0	$(2,638)	$33	$216	$466	$0	$(6,258)	$52,530	$356

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$1,267	Proxy Pricing	Base Price	97.458 - 98.617
Non-Agency Mortgage-Backed Securities	51,249	Third Party Vendor	Broker Quote	83.195 - 95.000
Asset-Backed Securities	14	Third Party Vendor	Broker Quote	18.125

Total	$52,530

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.2%
MUNICIPAL BONDS & NOTES 91.8%
ALABAMA 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$545

ALASKA 1.6%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,174

CALIFORNIA 11.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	2,000	2,480
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	1,000	1,498
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,230
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,204
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,324
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,030
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	281
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	175

		15,222

COLORADO 2.4%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,236

DISTRICT OF COLUMBIA 7.9%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,790

FLORIDA 1.0%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,367

ILLINOIS 23.0%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,046
5.250% due 01/01/2028	2,000	2,016
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,273
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,606
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,363
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	3,000	3,040
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	964
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,102
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,082

		31,492

LOUISIANA 4.2%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,752

MARYLAND 2.8%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,638

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,221

		3,859

MICHIGAN 1.5%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,082

NEW JERSEY 8.4%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	3,774
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,776
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	5,935

		11,485

NEW YORK 7.0%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,289
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,024
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	534
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,294
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,387

		9,528

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	324

TENNESSEE 3.6%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,354
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,507

		4,861

TEXAS 13.1%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,146
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,735
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,459
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,555

		17,895

WASHINGTON 3.5%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,077

Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,757

		4,834

Total Municipal Bonds & Notes (Cost $110,606)		125,446

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		597

Total Short-Term Instruments (Cost $597)		597

Total Investments in Securities (Cost $111,203)		126,043

	SHARES
INVESTMENTS IN AFFILIATES 6.5%
SHORT-TERM INSTRUMENTS 6.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%
PIMCO Short-Term Floating NAV Portfolio III	903,173	8,929

Total Short-Term Instruments (Cost $8,928)		8,929

Total Investments in Affiliates (Cost $8,928)		8,929

Total Investments 98.7% (Cost $120,131)		$134,972
Other Assets and Liabilities, net 1.3%		1,747

Net Assets 100.0%		$136,719

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$597	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(610)	$597	$597

Total Repurchase Agreements						$(610)	$597	$597

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$545	$0	$545
Alaska	0	2,174	0	2,174
California	0	15,222	0	15,222
Colorado	0	3,236	0	3,236
District of Columbia	0	10,790	0	10,790
Florida	0	1,367	0	1,367
Illinois	0	31,492	0	31,492
Louisiana	0	5,752	0	5,752
Maryland	0	3,859	0	3,859
Michigan	0	2,082	0	2,082
New Jersey	0	11,485	0	11,485
New York	0	9,528	0	9,528
Ohio	0	324	0	324
Tennessee	0	4,861	0	4,861
Texas	0	17,895	0	17,895
Washington	0	4,834	0	4,834
Short-Term Instruments
Repurchase Agreements	0	597	0	597
	$0	$126,043	$0	$126,043

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,929	$0	$0	$8,929

Total Investments	$8,929	$126,043	$0	$134,972

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 144.8%
CORPORATE BONDS & NOTES 7.3%
BANKING & FINANCE 6.7%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$200	$205
American Tower Corp.
2.800% due 06/01/2020		100	101
Bank of America Corp.
5.000% due 05/13/2021		800	874
BRFkredit A/S
2.000% due 10/01/2017	DKK	6,000	927
2.500% due 10/01/2047		953	149
4.000% due 01/01/2018		2,700	424
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,200	1,248
ING Bank NV
2.625% due 12/05/2022		1,500	1,514
International Lease Finance Corp.
3.875% due 04/15/2018		100	102
6.250% due 05/15/2019		100	107
8.250% due 12/15/2020		300	354
MetLife, Inc.
6.817% due 08/15/2018		100	106
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	1,700	262
2.000% due 10/01/2017		11,500	1,776
2.000% due 01/01/2018		100	16
2.500% due 10/01/2047		1,504	236
Nykredit Realkredit A/S
1.000% due 07/01/2017		3,600	553
1.000% due 10/01/2017		17,800	2,748
2.000% due 10/01/2017		7,500	1,158
2.500% due 10/01/2047		5,141	802
Realkredit Danmark A/S
1.000% due 04/01/2018		1,800	280
2.000% due 01/01/2018		2,100	326
2.500% due 10/01/2047		5,289	826
Santander Holdings USA, Inc.
2.642% due 11/24/2017		$200	201
Toronto-Dominion Bank
2.250% due 03/15/2021		2,200	2,198
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		5,300	5,562
Volkswagen Bank GmbH
0.081% due 11/27/2017	EUR	3,000	3,426
Vornado Realty LP
2.500% due 06/30/2019		$7,000	7,059

			33,540

INDUSTRIALS 0.4%
Baxalta, Inc.
2.000% due 06/22/2018		300	301
eBay, Inc.
2.750% due 01/30/2023		300	297
Spectra Energy Partners LP
1.920% due 06/05/2020		1,300	1,306

			1,904

UTILITIES 0.2%
AT&T, Inc.
2.023% due 07/15/2021		1,100	1,112

Total Corporate Bonds & Notes (Cost $35,773)			36,556

MUNICIPAL BONDS & NOTES 0.1%
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		315	309

Total Municipal Bonds & Notes (Cost $302)			309

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae, TBA
3.000% due 09/01/2047		1,600	1,593
3.500% due 08/01/2032		2,000	2,079

Total U.S. Government Agencies (Cost $3,683)			3,672

U.S. TREASURY OBLIGATIONS 126.5%
U.S. Treasury Bonds
3.000% due 02/15/2047 (c)		2,040	2,108
3.000% due 05/15/2047 (c)		550	569
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019 (e)		4,477	4,481
0.125% due 04/15/2021 (e)		5,788	5,781
0.125% due 04/15/2022 (c)		5,932	5,906
0.125% due 07/15/2022		213	212
0.125% due 01/15/2023		6,674	6,616
0.125% due 07/15/2024		25,653	25,207
0.125% due 07/15/2026 (g)		3,020	2,914
0.250% due 01/15/2025		20,669	20,309
0.375% due 07/15/2023 (c)		20,658	20,801
0.375% due 07/15/2025		23,005	22,841
0.375% due 01/15/2027		35,127	34,514
0.625% due 07/15/2021 (e)		1,736	1,780
0.625% due 01/15/2024 (c)		33,054	33,536
0.625% due 01/15/2026		22,414	22,566
0.625% due 02/15/2043		3,595	3,313
0.750% due 02/15/2042		5,779	5,508
0.750% due 02/15/2045		6,542	6,147
0.875% due 02/15/2047		26,013	25,271
1.000% due 02/15/2046		12,063	12,066
1.375% due 07/15/2018 (e)		6,089	6,189
1.375% due 02/15/2044		10,471	11,407
1.750% due 01/15/2028		13,540	15,102
2.000% due 01/15/2026 (c)		41,285	46,287
2.125% due 02/15/2040		20,421	25,431
2.125% due 02/15/2041 (g)		7,024	8,787
2.375% due 01/15/2025 (c)		118,491	135,032
2.500% due 01/15/2029 (c)		32,004	38,512
3.625% due 04/15/2028 (c)		29,497	38,563
3.875% due 04/15/2029 (c)		30,556	41,520
U.S. Treasury Notes
1.875% due 04/30/2022		100	100

Total U.S. Treasury Obligations (Cost $632,350)			629,376

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Bear Stearns ALT-A Trust
3.103% due 10/25/2033		6	6
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.496% due 01/25/2035		494	459
Marche Mutui SRL
0.062% due 02/25/2055	EUR	11	13
Merrill Lynch Mortgage Investors Trust
1.636% due 07/25/2030		$3,652	3,452
Morgan Stanley Capital Trust
5.809% due 12/12/2049		1,014	1,017
WaMu Mortgage Pass-Through Certificates Trust
1.856% due 07/25/2045		314	310
2.845% due 09/25/2033		209	209

Total Non-Agency Mortgage-Backed Securities (Cost $5,481)			5,466

ASSET-BACKED SECURITIES 3.6%
Avoca CLO PLC
0.119% due 05/16/2024	EUR	52	60
Babson Euro CLO BV
1.350% due 10/25/2029		1,000	1,148
CIFC Funding Ltd.
2.568% due 12/05/2024		$2,265	2,270
Denali Capital CLO Ltd.
1.383% due 01/22/2022		909	910
Finn Square CLO Ltd.
2.506% due 12/24/2023		375	376
Fortress Credit Investments Ltd.
2.408% due 07/17/2023		1,280	1,280
Navient Student Loan Trust
2.366% due 03/25/2066		1,869	1,891
NYMT Residential
4.000% due 03/25/2021		1,514	1,506
Residential Asset Mortgage Products Trust
2.086% due 02/25/2034		899	885

Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		2,148	2,152
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		1,576	1,591
Voya CLO Ltd.
2.458% due 10/15/2022		1,732	1,730
2.478% due 10/15/2022		1,947	1,949

Total Asset-Backed Securities (Cost $17,614)			17,748

SOVEREIGN ISSUES 3.6%
Canada Government International Bond
4.250% due 12/01/2026 (a)	CAD	594	624
New Zealand Government International Bond
2.000% due 09/20/2025 (a)	NZD	9,497	7,069
3.000% due 09/20/2030 (a)		1,562	1,286
United Kingdom Gilt
0.125% due 03/22/2026 (a)	GBP	3,563	5,492
0.125% due 03/22/2058 (a)		180	455
0.125% due 11/22/2065 (a)		1,016	2,935
1.500% due 07/22/2047		20	24
3.250% due 01/22/2044		130	217

Total Sovereign Issues (Cost $17,567)			18,102

SHORT-TERM INSTRUMENTS 1.9%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.710% due 03/16/2018		$3,400	3,400

REPURCHASE AGREEMENTS (b) 1.2%			5,734

Total Short-Term Instruments (Cost $9,134)			9,134

Total Investments in Securities (Cost $721,904)			720,363

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III		245,315	2,425

Total Short-Term Instruments (Cost $2,425)			2,425

Total Investments in Affiliates (Cost $2,425)			2,425

Total Investments 145.3% (Cost $724,329)			$722,788
Financial Derivative Instruments (d)(f) 0.4% (Cost or Premiums, net $(365))			2,171
Other Assets and Liabilities, net (45.7)%			(227,497)

Net Assets 100.0%			$497,462

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.350%	06/30/2017	07/03/2017	$5,000	U.S. Treasury Bonds 3.750% due 11/15/2043	$(5,101)	$5,000	$5,001
SSB	0.050	06/30/2017	07/03/2017	734	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(753)	734	734

Total Repurchase Agreements						$(5,854)	$5,734	$5,735

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	1.150%	05/25/2017	07/25/2017	$(22,741)	$(22,769)
BOS	1.140	05/16/2017	07/17/2017	(28,670)	(28,713)
	1.170	05/11/2017	08/11/2017	(22,770)	(22,809)
	1.400	06/29/2017	07/06/2017	(5,990)	(5,991)
BSN	0.980	04/11/2017	07/05/2017	(28,600)	(28,665)
	1.000	04/17/2017	07/10/2017	(21,462)	(21,508)
DEU	1.250	06/09/2017	07/10/2017	(28,421)	(28,445)
GRE	1.150	05/23/2017	07/05/2017	(14,262)	(14,281)
JPS	0.900	06/30/2017	07/03/2017	(5,012)	(5,013)
	1.070	06/01/2017	07/05/2017	(2,109)	(2,111)
	1.130	05/09/2017	07/10/2017	(46,579)	(46,659)
	1.300	06/29/2017	07/13/2017	(571)	(571)

Total Reverse Repurchase Agreements					$(227,535)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.5)%
Fannie Mae, TBA	3.000%	07/01/2047	$600	$(601)	$(599)
Fannie Mae, TBA	4.000	07/01/2047	4,000	0	0
Fannie Mae, TBA	4.000	08/01/2047	2,000	(2,101)	(2,099)

Total Short Sales (0.5)%				$(2,702)	$(2,698)

(c)	Securities with an aggregate market value of $225,155 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2017 was $(238,492) at a weighted average interest rate of 0.991%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$111.000	08/25/2017	238	$2	$0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	240	24	20

				$26	$20

Total Purchased Options				$26	$20

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$126.000	07/21/2017	82	$(19)	$(64)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/21/2017	82	(18)	(4)
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.500	08/25/2017	39	(17)	(18)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.500	08/25/2017	39	(20)	(8)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	240	(27)	(9)

				$(101)	$(103)

Total Written Options				$(101)	$(103)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl September Futures	09/2017	8	EUR	1,203	$(12)	$0	$(4)
U.S. Treasury 5-Year Note September Futures	09/2017	608		$71,644	(163)	0	(105)
U.S. Treasury 10-Year Note September Futures	09/2017	389		48,832	(192)	0	(109)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2017	28		4,645	64	0	(19)

					$(303)	$0	$(237)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond September Futures	09/2017	11	EUR	(1,865)	$11	$16	$0
Japan Government 10-Year Bond September Futures	09/2017	12	JPY	(16,015)	53	44	0
U.S. Treasury 30-Year Bond September Futures	09/2017	124		$(19,057)	(206)	70	0
United Kingdom Long Gilt September Futures	09/2017	53	GBP	(8,668)	129	76	0

					$(13)	$206	$0

Total Futures Contracts					$(316)	$206	$(237)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin (5)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	1.000%	12/20/2021	EUR	2,700	$(47)	$(24)	$(71)	$2	$0
iTraxx Europe Main 27 5-Year Index	1.000	06/20/2022		5,000	(91)	(35)	(126)	5	0

					$(138)	$(59)	$(197)	$7	$0

Interest Rate Swaps

									Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/15/2018		$10,500	$49	$(67)	$(18)	$0	$(1)
Receive	3-Month USD-LIBOR	1.250	06/21/2019		29,000	172	30	202	12	0
Pay (4)	3-Month USD-LIBOR	2.678	10/25/2023		2,600	42	13	55	0	(6)
Pay (4)	3-Month USD-LIBOR	2.670	11/19/2023		6,000	0	120	120	0	(13)
Pay (4)	3-Month USD-LIBOR	2.681	12/12/2023		6,000	91	29	120	0	(13)
Pay (4)	3-Month USD-LIBOR	2.500	12/19/2023		7,800	52	37	89	0	(17)
Receive (4)	3-Month USD-LIBOR	2.500	02/22/2026		20,300	(65)	106	41	35	0
Receive (4)	3-Month USD-LIBOR	2.300	04/27/2026		19,700	(77)	307	230	32	0
Receive (4)	3-Month USD-LIBOR	2.000	07/27/2026		22,800	153	437	590	35	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026		1,840	91	(12)	79	6	0
Receive	3-Month USD-LIBOR	1.750	06/21/2047		2,900	(564)	49	(515)	0	(11)
Receive (4)	3-Month USD-LIBOR	2.969	10/25/2048		1,430	0	(104)	(104)	7	0
Receive (4)	3-Month USD-LIBOR	2.951	11/19/2048		1,000	(48)	(20)	(68)	5	0
Receive (4)	3-Month USD-LIBOR	2.953	12/12/2048		1,000	(48)	(20)	(68)	5	0
Receive (4)	3-Month USD-LIBOR	2.750	12/19/2048		1,900	(10)	(37)	(47)	9	0
Receive (4)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	17,370	(610)	324	(286)	224	0
Receive (4)	6-Month GBP-LIBOR	1.750	03/21/2048		1,510	(168)	106	(62)	50	0
Pay	CPTFEMU	0.580	10/15/2017	EUR	1,100	2	1	3	1	0
Pay	CPTFEMU	0.830	05/15/2018		7,700	(93)	(8)	(101)	0	(6)
Pay	CPTFEMU	0.625	09/15/2018		3,700	19	(1)	18	0	0
Pay	CPTFEMU	0.650	10/15/2018		900	5	0	5	0	0
Pay	CPTFEMU	0.806	04/15/2021		9,490	210	22	232	15	0
Pay	CPTFEMU	0.875	05/15/2021		5,800	127	5	132	10	0
Pay	CPTFEMU	1.165	12/15/2021		950	2	0	2	2	0
Pay	CPTFEMU	1.177	05/15/2026		1,500	(39)	4	(35)	0	(5)
Pay	CPTFEMU	1.385	12/15/2026		7,700	(2)	16	14	0	(28)
Pay	CPTFEMU	1.360	06/15/2027		1,800	0	5	5	7	0
Pay	CPURNSA	1.010	10/16/2017		$6,600	68	(7)	61	11	0
Pay	CPURNSA	1.710	04/27/2018		3,100	0	(12)	(12)	2	0
Pay	CPURNSA	1.580	05/23/2018		14,400	7	(16)	(9)	7	0
Pay	CPURNSA	1.935	04/27/2019		3,100	0	21	21	0	(2)
Pay	CPURNSA	1.793	06/15/2019		900	0	0	0	1	0
Pay	CPURNSA	2.027	11/23/2020		4,500	15	(39)	(24)	4	0
Pay	CPURNSA	2.021	11/25/2020		4,200	15	(37)	(22)	4	0
Pay	CPURNSA	1.550	07/26/2021		3,400	93	(32)	61	4	0
Pay	CPURNSA	1.603	09/12/2021		2,630	61	(24)	37	4	0
Pay	CPURNSA	2.500	07/15/2022		27,400	(2,452)	(325)	(2,777)	35	0
Pay	CPURNSA	1.730	07/26/2026		3,400	(161)	62	(99)	0	(3)
Pay	CPURNSA	1.801	09/12/2026		2,630	(104)	48	(56)	0	(4)
Pay	FRCPXTOB	0.890	11/15/2018	EUR	1,100	3	(4)	(1)	0	0
Pay	FRCPXTOB	1.438	06/15/2027		1,800	0	(3)	(3)	0	(7)
Pay	UKRPI	3.350	05/15/2030	GBP	3,500	(63)	100	37	0	(39)
Pay	UKRPI	3.400	06/15/2030		6,500	(75)	188	113	0	(75)
Pay	UKRPI	3.325	08/15/2030		13,600	(473)	358	(115)	0	(180)
Pay	UKRPI	3.530	10/15/2031		600	6	(1)	5	0	(1)
Pay	UKRPI	3.585	10/15/2046		2,650	(94)	(89)	(183)	119	0
Pay	UKRPI	3.428	03/15/2047		170	19	(11)	8	7	0

						$(3,844)	$1,519	$(2,325)	$653	$(411)

Total Swap Agreements						$(3,982)	$1,460	$(2,522)	$660	$(411)

(e)	Securities with an aggregate market value of $4,560 and cash of $1,431 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(5)	Unsettled variation margin asset of $25 and liability of $(25) for closed swap agreements is outstanding at period end.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2017	DKK	15,238		$2,234	$0	$(106)
	07/2017	EUR	7,370		8,284	0	(134)
	07/2017		$2,019	DKK	13,340	30	0
	07/2017		8,471	NZD	11,666	78	0
	08/2017	NZD	11,666		$8,466	0	(78)
	10/2017	DKK	13,340		2,029	0	(30)
BPS	07/2017		$4,918	EUR	4,324	20	0
	07/2017		751	JPY	84,100	0	(3)
	08/2017	EUR	4,324		$4,926	0	(20)
	08/2017	JPY	84,100		752	4	0
BRC	07/2017	DKK	3,636		555	0	(4)
CBK	07/2017	GBP	11,660		15,003	0	(184)
	10/2017		$563	DKK	3,864	34	0
GLM	07/2017	CAD	805		$597	0	(24)
	07/2017	GBP	2,179		2,774	0	(64)
	07/2017	JPY	84,100		758	10	0
	07/2017	NZD	10,454		7,402	0	(259)
	07/2017		$2,745	AUD	3,619	37	0
	07/2017		274	DKK	1,818	5	0
	07/2017		3,431	EUR	3,046	47	0
	07/2017		2,716	GBP	2,118	43	0
	01/2018	DKK	4,900		$718	0	(43)
	04/2018		1,818		278	0	(5)
HUS	07/2017		$2,040	GBP	1,589	29	0
	10/2017	DKK	44,504		$6,811	0	(60)
JPM	07/2017	AUD	3,618		2,676	0	(105)
	07/2017	GBP	595		758	0	(17)
	07/2017	NZD	1,212		879	0	(9)
	07/2017		$614	CAD	805	7	0
	07/2017		3,080	GBP	2,405	53	0
	08/2017	CAD	805		$614	0	(7)
	10/2017	DKK	3,860		592	0	(4)
	01/2018		152		23	0	0
UAG	07/2017		$11,200	GBP	8,739	182	0
	08/2017	GBP	8,739		$11,210	0	(182)

Total Forward Foreign Currency Contracts						$579	$(1,338)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$4,500	$451	$97
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	4,500	451	543
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	23,000	262	365
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	30,300	352	442
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	2,800	280	60
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,800	280	337

							$2,076	$1,844

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2047	$68.000	07/06/2017		$2,000	$0	$0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2047	73.000	07/06/2017		7,000	0	0

						$0	$0

Total Purchased Options						$2,076	$1,844

Written Options: Foreign Currency Options
Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC GBP versus USD	$1.265	07/05/2017	GBP	1,300	$(8)	$0
MSB	Put - OTC GBP versus USD	1.266	07/06/2017		1,000	(6)	0

						$(14)	$0

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$12,000	$(107)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		2,800	(36)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		4,500	(44)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	4,100	(186)	(48)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$28,300	(206)	(6)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		2,400	(17)	(1)
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		59,200	(157)	305
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		59,200	(157)	203
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		17,000	(192)	(71)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		7,100	(131)	(40)

							$(1,233)	$342

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$11,900	$(103)	$(4)
	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	11,900	(104)	(116)

							$(207)	$(120)

Total Written Options							$(1,454)	$222

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2019	0.156%	$4,100	$(25)	$86	$61	$0
GST	Spain Government International Bond	1.000	03/20/2019	0.156	2,600	(22)	60	38	0
HUS	Spain Government International Bond	1.000	03/20/2019	0.156	1,900	(14)	42	28	0

						$(61)	$188	$127	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$6,300	$(440)	$400	$0	$(40)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,400	(161)	146	0	(15)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,700	(250)	227	0	(23)

					$(851)	$773	$0	$(78)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.570%	11/23/2020		$26,900	$0	$293	$293	$0
	Pay	CPURNSA	1.560	12/17/2020		21,800	0	271	271	0
BPS	Pay	CPTFEMU	0.806	04/15/2021	EUR	3,100	0	76	76	0
DUB	Pay	CPURNSA	1.275	12/21/2017		$35,000	0	308	308	0
MYC	Pay	CPURNSA	1.788	07/18/2026		5,000	0	(120)	0	(120)
	Pay	CPURNSA	1.810	07/19/2026		2,500	0	(54)	0	(54)
	Pay	CPURNSA	1.800	07/20/2026		3,200	0	(72)	0	(72)
	Pay	CPURNSA	1.805	09/20/2026		1,000	0	(22)	0	(22)

							$0	$680	$948	$(268)

Total Swap Agreements							$(912)	$1,641	$1,075	$(346)

(g)	Securities with an aggregate market value of $300 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.

(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$33,540	$0	$33,540
Industrials	0	1,904	0	1,904
Utilities	0	1,112	0	1,112
Municipal Bonds & Notes
West Virginia	0	309	0	309
U.S. Government Agencies	0	3,672	0	3,672
U.S. Treasury Obligations	0	629,376	0	629,376
Non-Agency Mortgage-Backed Securities	0	5,466	0	5,466
Asset-Backed Securities	0	17,748	0	17,748
Sovereign Issues	0	18,102	0	18,102
Short-Term Instruments
Certificates of Deposit	0	3,400	0	3,400
Repurchase Agreements	0	5,734	0	5,734
	$0	$720,363	$0	$720,363

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,425	$0	$0	$2,425

Total Investments	$2,425	$720,363	$0	$722,788

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,698)	$0	$(2,698)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	226	660	0	886
Over the counter	0	3,498	0	3,498
	$226	$4,158	$0	$4,384

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(246)	(505)	0	(751)
Over the counter	0	(1,462)	0	(1,462)

	$(246)	$(1,967)	$0	$(2,213)

Total Financial Derivative Instruments	$(20)	$2,191	$0	$2,171

Totals	$2,405	$719,856	$0	$722,261

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.1%
CORPORATE BONDS & NOTES 26.1%
BANKING & FINANCE 16.5%
American Express Bank FSB
6.000% due 09/13/2017	$1,600	$1,613
American Express Co.
1.762% due 05/22/2018	4,669	4,688
American Express Credit Corp.
1.550% due 09/22/2017	6,100	6,102
1.875% due 11/05/2018	1,600	1,603
2.125% due 07/27/2018	5,000	5,021
American Honda Finance Corp.
1.500% due 11/19/2018	5,000	4,987
1.656% due 04/12/2018	3,000	3,002
American International Group, Inc.
5.850% due 01/16/2018	18,300	18,712
Asian Development Bank
1.229% due 06/18/2018	10,000	9,995
Bank Nederlandse Gemeenten NV
1.462% due 05/15/2018	30,200	30,277
Bank of America Corp.
2.000% due 01/11/2018	400	401
6.000% due 09/01/2017	10,375	10,447
6.400% due 08/28/2017	25,638	25,821
6.875% due 04/25/2018	14,075	14,650
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.768% due 03/05/2018	1,000	1,002
Bayer U.S. Finance LLC
1.579% due 10/06/2017	1,400	1,400
Bear Stearns Cos. LLC
6.400% due 10/02/2017	11,950	12,088
BNP Paribas S.A.
2.375% due 09/14/2017	2,500	2,504
Citigroup, Inc.
1.550% due 08/14/2017	7,500	7,501
1.800% due 02/05/2018	8,000	8,007
1.850% due 11/24/2017	15,786	15,812
1.892% due 11/24/2017	600	601
2.882% due 05/15/2018	950	962
Credit Agricole S.A.
3.000% due 10/01/2017	5,000	5,017
Credit Suisse AG
1.850% due 04/27/2018	2,000	2,008
Erste Abwicklungsanstalt
1.125% due 02/12/2018	4,400	4,388
1.382% due 01/29/2018	18,000	18,020
Ford Motor Credit Co. LLC
1.684% due 09/08/2017	6,500	6,502
1.739% due 09/08/2017	39,620	39,633
2.095% due 01/09/2018	200	201
6.625% due 08/15/2017	9,645	9,698
General Motors Financial Co., Inc.
2.400% due 04/10/2018	3,000	3,012
2.625% due 07/10/2017	23,845	23,847
4.750% due 08/15/2017	18,443	18,506
Goldman Sachs Group, Inc.
2.046% due 12/15/2017	7,900	7,921
2.282% due 11/15/2018	10,000	10,106
2.900% due 07/19/2018	3,000	3,035
5.950% due 01/18/2018	2,200	2,249
6.250% due 09/01/2017	3,000	3,022
HSBC Bank USA N.A.
6.000% due 08/09/2017	12,442	12,493
HSBC USA, Inc.
1.625% due 01/16/2018	11,800	11,805
1.700% due 03/05/2018	8,100	8,102
1.949% due 08/07/2018	3,000	3,012
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	1,000	998
Inter-American Development Bank
1.000% due 07/14/2017	4,000	4,000
1.169% due 10/15/2017	3,500	3,500
1.264% due 06/20/2018	40,000	39,997
International Bank for Reconstruction & Development
0.800% due 10/13/2017	11,500	11,500

Jackson National Life Global Funding
1.738% due 10/13/2017	3,000	3,004
JPMorgan Chase & Co.
1.706% due 04/25/2018	11,000	11,038
Kreditanstalt fuer Wiederaufbau
1.000% due 06/11/2018	8,000	7,973
1.125% due 08/06/2018	23,300	23,227
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.340% due 07/27/2018	4,000	4,007
1.379% due 10/05/2017	15,700	15,703
Macquarie Bank Ltd.
1.797% due 10/27/2017	3,200	3,206
Metropolitan Life Global Funding
1.697% due 12/19/2018	4,000	4,018
1.950% due 12/03/2018	1,100	1,102
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017	8,000	8,003
Mizuho Bank Ltd.
1.936% due 03/26/2018	14,925	14,971
Morgan Stanley
2.436% due 04/25/2018	9,000	9,079
6.250% due 08/28/2017	6,500	6,545
Nederlandse Waterschapsbank NV
1.275% due 10/13/2017	8,000	8,003
1.412% due 02/14/2018	23,100	23,134
New York Life Global Funding
1.300% due 10/30/2017	1,150	1,149
NRW Bank
1.398% due 10/16/2017	5,000	5,004
1.417% due 06/18/2018	5,500	5,508
Oesterreichische Kontrollbank AG
1.267% due 09/18/2018 (a)	15,000	15,006
PNC Bank N.A.
1.500% due 10/18/2017	6,000	6,002
Principal Life Global Funding
1.702% due 12/01/2017	1,000	1,002
2.250% due 10/15/2018	1,800	1,811
Royal Bank of Canada
1.200% due 09/19/2017	19,500	19,493
Santander Holdings USA, Inc.
2.642% due 11/24/2017	13,800	13,856
Santander UK PLC
1.650% due 09/29/2017	6,600	6,605
Shinhan Bank
4.375% due 07/27/2017	5,330	5,338
Standard Chartered PLC
1.500% due 09/08/2017	6,200	6,203
Sumitomo Mitsui Banking Corp.
1.350% due 07/11/2017	13,750	13,750
1.478% due 07/11/2017	4,650	4,650
1.500% due 01/18/2018	2,000	2,000
1.750% due 01/16/2018	7,700	7,707
1.800% due 07/18/2017	3,800	3,801
Svensk Exportkredit AB
1.365% due 11/10/2017	2,000	2,001
1.399% due 10/04/2018	7,900	7,912
1.555% due 11/09/2017	17,500	17,524
Toyota Motor Credit Corp.
1.260% due 05/17/2018	21,900	21,899
UBS AG
1.539% due 12/07/2018	5,000	5,003
1.562% due 08/14/2017	2,500	2,501
1.996% due 03/26/2018	5,000	5,023
Wells Fargo & Co.
1.400% due 09/08/2017	11,000	11,001
1.642% due 09/14/2018	2,000	2,005
Wells Fargo Bank N.A.
1.770% due 09/07/2017	21,050	21,068
1.893% due 01/22/2018	15,800	15,858

		813,461

INDUSTRIALS 6.1%
AbbVie, Inc.
2.000% due 11/06/2018	1,400	1,404
Aetna, Inc.
1.700% due 06/07/2018	600	600
1.869% due 12/08/2017	5,000	5,011
Allergan Funding SCS
2.308% due 03/12/2018	16,400	16,490
2.350% due 03/12/2018	15,100	15,166
Anheuser-Busch InBev Worldwide, Inc.
1.375% due 07/15/2017	1,500	1,500
6.500% due 07/15/2018	1,000	1,049
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	2,000	2,000

5.900% due 02/01/2018	6,600	6,753
Caterpillar Financial Services Corp.
1.422% due 11/20/2017	2,000	2,001
Chevron Corp.
1.344% due 11/09/2017	3,500	3,500
1.540% due 11/09/2017	4,000	4,005
1.680% due 05/16/2018	20,000	20,081
Daimler Finance North America LLC
1.375% due 08/01/2017	13,160	13,160
1.421% due 11/05/2018	4,000	4,000
1.510% due 08/01/2017	11,650	11,652
1.630% due 03/02/2018	15,525	15,550
1.650% due 05/18/2018	3,400	3,399
1.875% due 01/11/2018	4,481	4,487
1.882% due 08/03/2017	8,935	8,938
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	2,000	2,107
Eaton Corp.
1.500% due 11/02/2017	3,000	3,001
eBay, Inc.
2.500% due 03/09/2018	3,600	3,621
Fidelity National Information Services, Inc.
2.000% due 04/15/2018	1,200	1,202
Goldcorp, Inc.
2.125% due 03/15/2018	3,800	3,805
Historic TW, Inc.
6.875% due 06/15/2018	1,500	1,571
Kraft Heinz Foods Co.
6.125% due 08/23/2018	4,900	5,134
NBCUniversal Enterprise, Inc.
1.843% due 04/15/2018	25,698	25,833
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017	25,877	25,890
ONEOK Partners LP
2.000% due 10/01/2017	17,128	17,135
Pentair Finance S.A.
1.875% due 09/15/2017	2,000	2,001
Philip Morris International, Inc.
1.250% due 08/11/2017	1,000	1,000
Schlumberger Investment S.A.
1.250% due 08/01/2017	2,355	2,354
Siemens Financieringsmaatschappij NV
1.050% due 08/16/2017	5,000	4,997
Statoil ASA
1.380% due 11/09/2017	7,000	7,005
1.472% due 05/15/2018	5,450	5,458
1.639% due 11/08/2018	8,085	8,125
Telefonica Emisiones S.A.U.
6.221% due 07/03/2017	26,234	26,234
Time Warner Cos., Inc.
7.250% due 10/15/2017	1,000	1,015
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	2,000	1,999
1.612% due 11/20/2017	900	901
Wesfarmers Ltd.
1.874% due 03/20/2018	1,700	1,703
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	6,900	6,914

		299,751

UTILITIES 3.5%
AT&T, Inc.
1.750% due 01/15/2018	5,000	5,004
5.500% due 02/01/2018	3,550	3,627
5.600% due 05/15/2018	3,032	3,131
BP Capital Markets PLC
1.532% due 08/14/2018	5,800	5,817
1.607% due 02/13/2018	30,640	30,715
1.926% due 09/26/2018	16,096	16,199
2.241% due 09/26/2018	1,500	1,509
British Telecommunications PLC
5.950% due 01/15/2018	11,000	11,248
Duke Energy Corp.
1.625% due 08/15/2017	2,050	2,051
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017	4,500	4,502
Pacific Gas & Electric Co.
5.625% due 11/30/2017	2,300	2,338
TECO Finance, Inc.
6.572% due 11/01/2017	3,000	3,046
Verizon Communications, Inc.
2.992% due 09/14/2018	78,000	79,425

Vodafone Group PLC
1.250% due 09/26/2017	2,000	1,998

		170,610

Total Corporate Bonds & Notes (Cost $1,283,441)		1,283,822

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Nassau County, New York General Obligation Notes, Series 2016
1.400% due 12/15/2017	7,700	7,705

Total Municipal Bonds & Notes (Cost $7,700)		7,705

U.S. GOVERNMENT AGENCIES 9.0%
Federal Farm Credit Bank
1.053% due 12/05/2018	15,000	14,998
1.228% due 11/13/2017	4,500	4,501
Federal Home Loan Bank
0.935% due 07/09/2018	7,500	7,496
1.038% due 05/24/2019	98,000	98,025
1.040% due 05/28/2019	27,500	27,507
1.042% due 05/28/2019	100,000	99,875
1.058% due 06/05/2019	20,000	20,005
1.068% due 06/12/2019	170,000	170,038

Total U.S. Government Agencies (Cost $442,497)		442,445

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Notes
0.750% due 01/31/2018 (c)	17,000	16,959
2.625% due 01/31/2018	65,000	65,542

Total U.S. Treasury Obligations (Cost $82,585)		82,501

ASSET-BACKED SECURITIES 1.4%
Ally Auto Receivables Trust
0.830% due 02/15/2018	4,240	4,241
1.100% due 06/15/2018	8,323	8,323
AmeriCredit Automobile Receivables Trust
1.200% due 05/18/2018	11,293	11,293
CarMax Auto Owner Trust
0.850% due 02/15/2018	3,215	3,214
Ford Credit Auto Lease Trust
1.100% due 04/15/2018	4,417	4,417
Ford Credit Auto Owner Trust
1.300% due 07/15/2018	7,000	7,000
GM Financial Automobile Leasing Trust
1.100% due 04/16/2018	11,089	11,089
1.250% due 06/20/2018	15,000	15,000
Santander Drive Auto Receivables Trust
1.300% due 06/15/2018	1,630	1,629
Securitized Term Auto Receivables Trust
0.880% due 02/26/2018	2,985	2,985

Total Asset-Backed Securities (Cost $69,191)		69,191

SOVEREIGN ISSUES 4.4%
Caisse d’Amortissement de la Dette Sociale
1.626% due 03/15/2018	5,700	5,716
Development Bank of Japan, Inc.
1.875% due 10/03/2018	3,100	3,103
Export Development Canada
1.150% due 02/28/2019	50,000	49,996
1.208% due 01/17/2018	6,800	6,803
Export-Import Bank of Korea
1.572% due 05/21/2018	7,000	7,011
Japan Bank for International Cooperation
1.125% due 07/19/2017	25,000	24,995
1.750% due 07/31/2018	71,200	71,197
1.750% due 11/13/2018	1,750	1,750
Kommuninvest Sverige AB
1.000% due 10/24/2017	5,000	4,996
1.319% due 08/17/2018	4,000	4,007
Korea Development Bank
1.500% due 01/22/2018	3,620	3,614
Korea Gas Corp.
2.250% due 07/25/2017	1,400	1,400
Korea Housing Finance Corp.
1.625% due 09/15/2018	3,000	2,982
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	5,205	5,251
Province of Ontario
1.100% due 10/25/2017	2,300	2,298

Province of Quebec
1.448% due 09/04/2018	14,000	14,013
State of North Rhine-Westphalia
1.497% due 09/17/2018	3,200	3,209
1.858% due 07/11/2017	2,400	2,400

Total Sovereign Issues (Cost $214,858)		214,741

SHORT-TERM INSTRUMENTS 55.4%
CERTIFICATES OF DEPOSIT 4.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.809% due 08/17/2017	1,500	1,501
Barclays Bank PLC
1.973% due 12/06/2017	53,000	53,118
Credit Suisse AG
2.028% due 09/12/2017	80,900	81,030
Mizuho Bank Ltd.
1.928% due 12/12/2017	20,600	20,651
Norinchukin Bank
1.871% due 10/12/2017	200	201
Sumitomo Mitsui Trust Bank Ltd.
1.170% due 07/03/2017	60,000	60,000
2.012% due 10/06/2017	700	701

		217,202

COMMERCIAL PAPER 26.4%
AbbVie, Inc.
1.217% due 07/11/2017	27,000	26,988
American Electric Power, Inc.
1.371% due 07/17/2017	8,000	7,995
Anthem, Inc.
1.339% due 07/17/2017	15,000	14,990
1.441% due 07/14/2017	8,000	7,996
AutoNation, Inc.
1.623% due 07/05/2017	15,000	14,996
1.673% due 07/05/2017	20,000	19,995
BAT International Finance PLC
1.400% due 07/05/2017	40,000	39,992
1.430% due 07/05/2017	10,000	9,998
1.430% due 07/07/2017	5,000	4,999
1.475% due 07/27/2017	2,400	2,397
1.496% due 08/02/2017	4,000	3,995
Bell Canada
1.373% due 07/17/2017	14,000	13,991
1.373% due 07/20/2017	4,000	3,997
Berkshire Hathaway Energy Co.
1.340% due 07/26/2017	10,000	9,989
Caisse d’Amortissement de la Dette Sociale
1.385% due 10/03/2017	25,000	24,918
Caterpillar Financial Services Ltd.
1.288% due 07/10/2017	45,000	44,984
Comcast Corp.
1.319% due 07/12/2017	20,000	19,990
Commonwealth Edison Co.
1.440% due 07/11/2017	17,000	16,993
Cox Enterprises, Inc.
1.349% due 07/05/2017	40,000	39,992
1.369% due 07/05/2017	25,000	24,995
CRH America Finance, Inc.
1.412% due 07/21/2017	5,000	4,996
CVS Corp.
1.339% due 07/05/2017	5,000	4,999
Deutsche Telekom AG
1.319% due 07/05/2017	30,000	29,994
1.373% due 07/24/2017	40,000	39,960
1.441% due 07/31/2017	20,000	19,974
Dominion Resources, Inc.
1.390% due 07/05/2017	20,000	19,996
1.420% due 07/11/2017	8,000	7,996
Duke Energy Corp.
1.390% due 07/12/2017	10,000	9,995
Energy Transfer Partners LP
1.724% due 07/03/2017	80,000	79,989
1.927% due 07/05/2017	15,000	14,996
ENI Finance USA, Inc.
1.340% due 07/10/2017	5,000	4,998
1.424% due 07/12/2017	10,000	9,995
Entergy Corp.
1.464% due 07/19/2017	4,000	3,997
1.475% due 07/20/2017	6,600	6,594
Enterprise Products Operating LLC
1.319% due 07/06/2017	3,000	2,999
1.340% due 07/05/2017	5,000	4,999

1.340% due 07/10/2017	8,000	7,997
1.391% due 07/12/2017	5,000	4,998
Exelon Generation Co. LLC
1.481% due 07/10/2017	10,000	9,996
1.481% due 07/12/2017	8,000	7,996
1.523% due 07/17/2017	19,300	19,287
Ford Motor Credit Co.
1.531% due 07/10/2017	3,500	3,499
1.701% due 11/02/2017	8,100	8,055
2.017% due 04/18/2018	15,000	14,771
2.017% due 06/01/2018	7,000	6,872
Glencore Funding LLC
1.279% due 07/05/2017	10,000	9,998
1.425% due 07/31/2017	15,800	15,777
Hewlett Packard Enterprise Co.
1.423% due 07/27/2017	23,000	22,981
1.492% due 07/27/2017	40,000	39,967
1.513% due 07/27/2017	18,000	17,985
Hitachi Capital America Corp.
1.340% due 07/05/2017	3,000	2,999
1.379% due 07/03/2017	65,000	64,992
HP, Inc.
1.330% due 07/05/2017	3,500	3,499
1.422% due 07/24/2017	7,000	6,995
1.502% due 07/26/2017	20,000	19,984
1.503% due 07/25/2017	50,000	49,961
1.554% due 07/25/2017	13,000	12,990
Humana, Inc.
1.421% due 07/06/2017	5,000	4,999
ING Financial Holdings Corp.
1.528% due 11/01/2017	3,100	3,086
Johnson Controls, Inc.
1.420% due 07/03/2017	22,000	21,997
1.420% due 07/06/2017	30,000	29,993
Kinder Morgan, Inc.
1.724% due 07/03/2017	15,000	14,998
Kroger Co.
1.318% due 07/05/2017	30,000	29,994
Marriott International
1.523% due 07/25/2017	6,000	5,994
1.523% due 08/07/2017	6,300	6,290
1.523% due 08/09/2017	10,000	9,983
Medtronic Global Holdings
1.227% due 07/06/2017	15,000	14,997
Mondelez International, Inc.
1.269% due 07/03/2017	8,000	7,999
1.391% due 07/12/2017	5,000	4,998
1.431% due 07/21/2017	30,000	29,975
1.431% due 07/25/2017	10,000	9,990
NiSource Finance Corp.
1.501% due 07/12/2017	8,000	7,996
Rogers Communications, Inc.
1.462% due 08/01/2017	6,000	5,992
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds
1.086% due 07/18/2017	5,000	4,997
Schlumberger Holdings
1.322% due 07/19/2017	3,000	2,998
1.343% due 07/11/2017	2,500	2,499
1.599% due 10/02/2017	5,000	4,981
Thermo Fisher Scientific, Inc.
1.457% due 08/15/2017	5,000	4,990
Tyson Foods, Inc.
1.340% due 07/07/2017	10,000	9,997
UDR, Inc.
1.299% due 07/03/2017	5,000	4,999
1.503% due 07/31/2017	7,000	6,991
University of Pittsburgh of Commonwealth PA
0.000% due 07/12/2017	16,400	16,399
Volvo Group Treasury N.A.
1.420% due 07/11/2017	5,000	4,998
VW CR, Inc.
1.421% due 07/10/2017	20,000	19,992
WEC Energy Group, Inc.
1.461% due 07/11/2017	10,000	9,996
1.461% due 07/12/2017	10,000	9,995
1.492% due 07/21/2017	10,000	9,992

		1,295,371

REPURCHASE AGREEMENTS (b) 23.7%		1,164,700

SHORT-TERM NOTES 0.9%
California Republic Auto Receivables Trust
0.900% due 02/15/2018	1,796	1,796

Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	1,900	1,905
Hyundai Auto Lease Securitization Trust
0.820% due 01/16/2018	2,520	2,519
Toyota Motor Credit Corp.
1.468% due 12/05/2017	30,600	30,628
Westlake Automobile Receivables Trust
1.100% due 03/15/2018	5,270	5,270

		42,118

Total Short-Term Instruments (Cost $2,719,303)		2,719,391

Total Investments in Securities (Cost $4,819,575)		4,819,796

Total Investments 98.1% (Cost $4,819,575)		$4,819,796
Other Assets and Liabilities, net 1.9%		92,928

Net Assets 100.0%		$4,912,724

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oesterreichische Kontrollbank AG	1.267%	09/18/2018	04/12/2017 - 07/07/2017	$14,996	$15,006	0.31%

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.240%	06/20/2017	07/03/2017	$300,000	U.S. Treasury Bonds 3.000% due 11/15/2045	$(155,362)	$300,000	$300,134
					U.S. Treasury Notes 1.375% due 08/31/2020	(149,262)
DEU	1.040	06/30/2017	07/03/2017	8,000	U.S. Treasury Bonds 3.125% due 08/15/2044	(8,165)	8,000	8,001
IND	1.380	06/30/2017	07/03/2017	152,000	U.S. Treasury Notes 1.375% due 01/31/2020	(154,938)	152,000	152,017
JPS	1.050	06/30/2017	07/03/2017	9,500	U.S. Treasury Notes 0.750% due 10/31/2017	(9,702)	9,500	9,501
MBC	1.270	06/27/2017	07/05/2017	150,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(154,827)	150,000	150,032
NXN	1.400	06/30/2017	07/03/2017	545,200	U.S. Treasury Bonds 2.500% - 3.125% due 02/15/2043 - 05/15/2046	(556,530)	545,200	545,264

Total Repurchase Agreements						$(1,188,786)	$1,164,700	$1,164,949

(1)	Includes accrued interest.

(c)	Securities with an aggregate market value of $1,217 have been pledged as collateral under the terms of master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$813,461	$0	$813,461
Industrials	0	299,751	0	299,751
Utilities	0	170,610	0	170,610
Municipal Bonds & Notes
New York	0	7,705	0	7,705
U.S. Government Agencies	0	442,445	0	442,445
U.S. Treasury Obligations	0	82,501	0	82,501
Asset-Backed Securities	0	67,562	1,629	69,191
Sovereign Issues	0	214,741	0	214,741
Short-Term Instruments
Certificates of Deposit	0	217,202	0	217,202
Commercial Paper	5,992	1,289,379	0	1,295,371
Repurchase Agreements	0	1,164,700	0	1,164,700
Short-Term Notes	0	42,118	0	42,118

Total Investments	$5,992	$4,812,175	$1,629	$4,819,796

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.5%
CORPORATE BONDS & NOTES 27.0%
BANKING & FINANCE 19.1%
African Development Bank
0.750% due 11/03/2017		$2,260	$2,256
American Express Bank FSB
6.000% due 09/13/2017		8,010	8,076
American Express Co.
1.762% due 05/22/2018		15,000	15,060
7.000% due 03/19/2018		11,100	11,515
American Express Credit Corp.
1.550% due 09/22/2017		2,400	2,401
1.875% due 11/05/2018		18,800	18,833
American Honda Finance Corp.
1.500% due 11/19/2018		10,900	10,871
1.656% due 04/12/2018		10,000	10,005
1.997% due 02/22/2019		2,770	2,803
American International Group, Inc.
5.850% due 01/16/2018		89,066	91,071
Asian Development Bank
0.875% due 04/26/2018		8,640	8,611
1.229% due 06/18/2018		24,703	24,690
Bank Nederlandse Gemeenten NV
1.125% due 05/25/2018		3,960	3,950
1.228% due 07/14/2017		39,776	39,776
1.250% due 06/25/2018		21,000	20,962
1.375% due 09/27/2017		10,000	10,003
1.462% due 05/15/2018		64,200	64,363
Bank of America Corp.
1.700% due 08/25/2017		12,805	12,811
1.799% due 08/25/2017		10,600	10,607
2.000% due 01/11/2018		37,289	37,351
5.750% due 12/01/2017		28,355	28,838
6.000% due 09/01/2017		17,806	17,929
6.400% due 08/28/2017		47,300	47,638
6.875% due 04/25/2018		83,213	86,611
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.450% due 09/08/2017		2,789	2,789
1.529% due 09/08/2017		6,950	6,951
1.700% due 03/05/2018		30,900	30,916
1.768% due 03/05/2018		3,000	3,007
Bayer U.S. Finance LLC
1.579% due 10/06/2017		2,700	2,701
Bear Stearns Cos. LLC
6.400% due 10/02/2017		26,954	27,266
7.250% due 02/01/2018		45,733	47,171
Berkshire Hathaway Finance Corp.
1.307% due 08/14/2017		1,825	1,825
BNP Paribas S.A.
2.375% due 09/14/2017		10,000	10,017
BRFkredit A/S
1.000% due 01/01/2018	DKK	514,800	79,677
1.000% due 04/01/2018		87,400	13,579
1.000% due 10/01/2018		179,500	28,091
2.000% due 01/01/2018		101,000	15,726
4.000% due 01/01/2018		174,700	27,443
Caisse Centrale Desjardins
1.550% due 09/12/2017		$4,900	4,900
Citibank N.A.
1.614% due 03/20/2019		89,100	89,251
Citigroup, Inc.
1.550% due 08/14/2017		35,935	35,939
1.850% due 11/24/2017		46,838	46,916
1.892% due 11/24/2017		4,000	4,008
2.080% due 12/07/2018		2,400	2,418
2.882% due 05/15/2018		4,700	4,760
6.125% due 11/21/2017		36,300	36,924
Commonwealth Bank of Australia
1.400% due 09/08/2017		2,000	2,000
Credit Agricole S.A.
3.000% due 10/01/2017		5,000	5,017
Credit Suisse AG
1.750% due 01/29/2018		19,525	19,537
1.850% due 04/27/2018		4,400	4,417
1.862% due 01/29/2018		1,900	1,906

Dexia Credit Local S.A.
1.418% due 06/05/2018	5,875	5,865
1.500% due 10/07/2017	3,540	3,539
1.889% due 03/23/2018	7,249	7,272
Erste Abwicklungsanstalt
1.000% due 10/13/2017	1,000	999
1.125% due 02/12/2018	3,800	3,790
1.382% due 01/29/2018	54,800	54,859
European Investment Bank
1.225% due 10/09/2018	4,244	4,248
FMS Wertmanagement AoeR
1.000% due 11/21/2017	8,000	7,994
Ford Motor Credit Co. LLC
1.684% due 09/08/2017	61,200	61,218
1.793% due 12/06/2017	1,850	1,852
2.095% due 01/09/2018	4,834	4,849
2.145% due 01/09/2018	9,226	9,258
2.375% due 01/16/2018	19,712	19,777
2.735% due 01/08/2019	3,631	3,682
5.000% due 05/15/2018	12,700	13,028
6.625% due 08/15/2017	45,537	45,788
General Motors Financial Co., Inc.
2.400% due 04/10/2018	26,453	26,557
2.515% due 04/10/2018	500	504
2.625% due 07/10/2017	58,358	58,364
3.000% due 09/25/2017	17,016	17,065
3.250% due 05/15/2018	28,739	29,082
4.750% due 08/15/2017	37,173	37,301
Goldman Sachs Group, Inc.
2.046% due 12/15/2017	126,915	127,245
2.282% due 11/15/2018	38,984	39,397
2.372% due 04/30/2018	56,565	57,003
2.900% due 07/19/2018	4,000	4,046
5.950% due 01/18/2018	605	619
6.150% due 04/01/2018	950	981
HSBC Bank PLC
1.822% due 05/15/2018	3,150	3,163
HSBC USA, Inc.
1.500% due 11/13/2017	3,236	3,235
1.625% due 01/16/2018	58,720	58,744
1.700% due 03/05/2018	43,000	43,012
1.949% due 08/07/2018	10,300	10,342
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	7,900	7,886
Hyundai Capital Services, Inc.
3.500% due 09/13/2017	2,710	2,719
Industrial Bank of Korea
2.375% due 07/17/2017	3,400	3,400
Inter-American Development Bank
1.000% due 07/14/2017	12,000	12,000
1.169% due 10/15/2017	6,100	6,100
1.198% due 01/15/2019	5,000	5,002
1.264% due 06/20/2018	166,500	166,489
International Bank for Reconstruction & Development
0.800% due 10/13/2017	2,500	2,500
1.296% due 09/30/2017	32,000	32,004
International Lease Finance Corp.
8.875% due 09/01/2017	5,777	5,855
Jackson National Life Global Funding
1.543% due 12/27/2018	14,100	14,099
1.738% due 10/13/2017	27,345	27,382
JPMorgan Chase & Co.
1.706% due 04/25/2018	30,345	30,450
1.712% due 03/01/2018	22,300	22,357
KEB Hana Bank
3.500% due 10/25/2017	3,405	3,423
Kreditanstalt fuer Wiederaufbau
0.875% due 04/19/2018	133,651	133,185
1.000% due 06/11/2018	54,600	54,414
1.375% due 05/14/2018	10,000	10,003
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.000% due 04/23/2018	39,625	39,509
1.340% due 07/27/2018	35,470	35,534
1.379% due 10/05/2017	48,370	48,380
Landwirtschaftliche Rentenbank
1.000% due 04/04/2018	15,828	15,779
1.373% due 09/27/2017	6,000	6,001
Macquarie Bank Ltd.
1.600% due 10/27/2017	900	900
1.797% due 10/27/2017	18,936	18,969
Manufacturers & Traders Trust Co.
1.456% due 07/25/2017	2,800	2,800

Metropolitan Life Global Funding
1.500% due 01/10/2018		1,000	1,000
1.697% due 12/19/2018		16,420	16,495
1.875% due 06/22/2018		2,015	2,020
1.950% due 12/03/2018		3,800	3,805
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		6,900	6,902
Mizuho Bank Ltd.
1.550% due 10/17/2017		22,380	22,382
1.700% due 09/25/2017		75	75
1.746% due 09/25/2017		5,600	5,606
1.936% due 03/26/2018		16,400	16,451
Morgan Stanley
2.436% due 04/25/2018		19,739	19,913
6.250% due 08/28/2017		20,600	20,744
6.625% due 04/01/2018		5,900	6,111
Nederlandse Waterschapsbank NV
0.875% due 07/13/2018		4,760	4,733
1.275% due 10/13/2017		13,250	13,256
1.412% due 02/14/2018		69,309	69,410
New York Life Global Funding
1.450% due 12/15/2017		680	680
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	107,100	16,640
2.000% due 10/01/2017		115,500	17,843
2.000% due 01/01/2018		239,600	37,321
2.000% due 04/01/2018		18,000	2,815
NRW Bank
1.250% due 05/21/2018		$3,000	2,995
1.398% due 10/16/2017		35,960	35,986
1.417% due 06/18/2018		12,500	12,518
1.649% due 03/08/2019		5,000	5,034
Nykredit Realkredit A/S
1.000% due 01/01/2018	DKK	301,100	46,652
1.000% due 04/01/2018		615,200	95,658
2.000% due 01/01/2018		48,700	7,590
2.000% due 04/01/2018		53,200	8,329
4.000% due 01/01/2018		30,100	4,717
Oesterreichische Kontrollbank AG
1.125% due 05/29/2018		$7,198	7,179
1.267% due 09/18/2018 (c)		74,000	74,031
1.365% due 08/10/2017		10,000	10,001
Principal Life Global Funding
1.702% due 12/01/2017		5,300	5,309
2.250% due 10/15/2018		1,600	1,610
Protective Life Global Funding
1.769% due 06/08/2018		18,400	18,450
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	248,300	38,445
1.000% due 04/01/2018		859,900	133,693
2.000% due 01/01/2018		106,400	16,543
2.000% due 04/01/2018		254,800	39,852
Royal Bank of Canada
1.200% due 09/19/2017		$108,832	108,792
Santander Holdings USA, Inc.
2.642% due 11/24/2017		67,700	67,974
Santander UK PLC
1.650% due 09/29/2017		22,300	22,317
1.705% due 09/29/2017		500	500
Shinhan Bank
4.375% due 07/27/2017		44,000	44,058
Standard Chartered PLC
1.500% due 09/08/2017		31,100	31,113
Sumitomo Mitsui Banking Corp.
1.478% due 07/11/2017		28,500	28,501
1.500% due 01/18/2018		8,648	8,648
1.738% due 01/16/2018		18,835	18,881
1.750% due 01/16/2018		47,800	47,843
1.893% due 07/23/2018		3,600	3,618
Svensk Exportkredit AB
1.125% due 04/05/2018		21,179	21,137
1.365% due 11/10/2017		8,570	8,576
1.385% due 09/28/2017		5,530	5,532
1.399% due 10/04/2018		26,620	26,662
1.555% due 11/09/2017		67,075	67,167
Swedbank AB
2.125% due 09/29/2017		13,600	13,623
Synchrony Financial
2.580% due 11/09/2017		8,400	8,427
Toronto-Dominion Bank
1.400% due 04/30/2018		8,636	8,630
Toyota Motor Credit Corp.
1.260% due 05/17/2018		112,300	112,295
1.415% due 01/09/2019		6,000	6,018

1.548% due 01/17/2019	10,500	10,547
1.615% due 07/13/2018	2,627	2,639
U.S. Bank N.A.
1.375% due 09/11/2017	500	500
UBS AG
1.539% due 12/07/2018	40,000	40,025
1.562% due 08/14/2017	18,600	18,606
1.800% due 03/26/2018	33,200	33,257
1.996% due 03/26/2018	47,600	47,820
Wells Fargo & Co.
1.479% due 09/08/2017	7,720	7,723
1.500% due 01/16/2018	350	350
1.642% due 09/14/2018	6,700	6,717
1.783% due 04/23/2018	56,920	57,174
Wells Fargo Bank N.A.
1.770% due 09/07/2017	36,850	36,882
1.893% due 01/22/2018	31,900	32,018
Weyerhaeuser Co.
6.950% due 08/01/2017	1,450	1,455

		4,418,820

INDUSTRIALS 5.1%
AbbVie, Inc.
2.000% due 11/06/2018	5,073	5,087
Aetna, Inc.
1.700% due 06/07/2018	1,600	1,601
1.869% due 12/08/2017	43,915	44,016
Allergan Funding SCS
2.350% due 03/12/2018	144,599	145,227
Allergan, Inc.
1.350% due 03/15/2018	2,580	2,574
Amgen, Inc.
5.700% due 02/01/2019	7,671	8,135
Anheuser-Busch InBev Worldwide, Inc.
1.375% due 07/15/2017	3,000	3,000
6.500% due 07/15/2018	5,500	5,768
Autodesk, Inc.
1.950% due 12/15/2017	2,000	2,003
AutoNation, Inc.
6.750% due 04/15/2018	1,833	1,902
Baidu, Inc.
2.250% due 11/28/2017	1,100	1,103
BAT International Finance PLC
1.756% due 06/15/2018	5,900	5,917
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	10,511	10,512
5.900% due 02/01/2018	2,100	2,149
Caterpillar Financial Services Corp.
1.422% due 11/20/2017	4,300	4,302
Chevron Corp.
1.104% due 12/05/2017	5,000	4,997
1.344% due 11/09/2017	4,300	4,299
1.540% due 11/09/2017	39,100	39,146
1.680% due 05/16/2018	35,860	36,006
ConocoPhillips Co.
1.050% due 12/15/2017	8,825	8,810
1.500% due 05/15/2018	1,250	1,249
5.200% due 05/15/2018	5,408	5,570
D.R. Horton, Inc.
3.625% due 02/15/2018	4,160	4,186
Daimler Finance North America LLC
1.375% due 08/01/2017	35,420	35,421
1.421% due 11/05/2018	2,200	2,200
1.510% due 08/01/2017	41,580	41,586
1.630% due 03/02/2018	77,250	77,373
1.631% due 05/18/2018	8,500	8,521
1.650% due 03/02/2018	43,844	43,871
1.650% due 05/18/2018	11,000	10,996
1.875% due 01/11/2018	1,100	1,101
1.882% due 08/03/2017	40,650	40,664
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	6,600	6,952
Dow Chemical Co.
5.700% due 05/15/2018	815	842
Eaton Corp.
1.500% due 11/02/2017	8,500	8,502
eBay, Inc.
1.372% due 07/28/2017	10,525	10,526
2.500% due 03/09/2018	17,600	17,705

Enterprise Products Operating LLC
6.300% due 09/15/2017	1,400	1,412
Exxon Mobil Corp.
1.800% due 02/28/2018	54,700	54,913
Fidelity National Information Services, Inc.
2.000% due 04/15/2018	5,174	5,182
2.850% due 10/15/2018	1,300	1,316
Goldcorp, Inc.
2.125% due 03/15/2018	12,435	12,450
Historic TW, Inc.
6.875% due 06/15/2018	7,179	7,519
Humana, Inc.
7.200% due 06/15/2018	2,500	2,627
Kraft Heinz Foods Co.
6.125% due 08/23/2018	20,900	21,900
Mitsubishi Corp.
1.875% due 07/13/2017	1,200	1,200
NBCUniversal Enterprise, Inc.
1.843% due 04/15/2018	32,253	32,423
NetApp, Inc.
2.000% due 12/15/2017	2,385	2,388
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	13,100	13,078
1.800% due 03/15/2018	1,215	1,215
1.950% due 09/12/2017	79,029	79,069
ONEOK Partners LP
2.000% due 10/01/2017	36,375	36,391
Oracle Corp.
1.350% due 07/07/2017	6,320	6,320
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	1,600	1,616
Pentair Finance S.A.
1.875% due 09/15/2017	4,219	4,221
Petroleos Mexicanos
5.750% due 03/01/2018	21,400	21,917
Philip Morris International, Inc.
1.125% due 08/21/2017	1,400	1,400
1.250% due 08/11/2017	4,700	4,700
Schlumberger Investment S.A.
1.250% due 08/01/2017	8,413	8,411
Schlumberger Norge A/S
1.250% due 08/01/2017	2,000	2,000
Siemens Financieringsmaatschappij NV
1.050% due 08/16/2017	13,000	12,994
Statoil ASA
1.200% due 01/17/2018	1,190	1,188
1.250% due 11/09/2017	4,073	4,070
1.380% due 11/09/2017	17,702	17,714
1.472% due 05/15/2018	23,782	23,818
1.639% due 11/08/2018	46,071	46,300
Suntory Holdings Ltd.
1.650% due 09/29/2017	3,000	3,000
Time Warner Cos., Inc.
7.250% due 10/15/2017	1,805	1,833
Toyota Motor Finance Netherlands BV
0.820% due 11/17/2017	21,000	20,943
UnitedHealth Group, Inc.
1.400% due 10/15/2017	3,400	3,399
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	5,900	5,896
1.612% due 11/20/2017	11,800	11,809
Wesfarmers Ltd.
1.874% due 03/20/2018	9,477	9,492
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	38,980	39,058

		1,179,001

UTILITIES 2.8%
AT&T, Inc.
1.400% due 12/01/2017	5,000	4,996
1.750% due 01/15/2018	14,385	14,397
5.500% due 02/01/2018	50,050	51,133
5.600% due 05/15/2018	18,000	18,586
BP Capital Markets America, Inc.
4.200% due 06/15/2018	2,000	2,042
BP Capital Markets PLC
1.375% due 11/06/2017	6,360	6,359
1.532% due 08/14/2018	110,400	110,724
1.607% due 02/13/2018	18,143	18,187
1.625% due 08/17/2017	5,000	5,000
1.695% due 05/10/2018	13,094	13,143
1.926% due 09/26/2018	72,762	73,229
2.241% due 09/26/2018	2,200	2,213

British Telecommunications PLC
5.950% due 01/15/2018	31,148	31,850
Duke Energy Corp.
1.625% due 08/15/2017	24,300	24,305
Kentucky Power Co.
6.000% due 09/15/2017	8,500	8,570
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	5,000	5,105
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017	57,919	57,948
Pacific Gas & Electric Co.
5.625% due 11/30/2017	3,500	3,558
Shell International Finance BV
1.125% due 08/21/2017	2,000	1,999
1.765% due 11/10/2018	15,957	16,078
TECO Finance, Inc.
6.572% due 11/01/2017	1,389	1,410
Verizon Communications, Inc.
2.992% due 09/14/2018	166,772	169,820
Vodafone Group PLC
1.250% due 09/26/2017	16,164	16,149

		656,801

Total Corporate Bonds & Notes (Cost $6,210,398)		6,254,622

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Nassau County, New York General Obligation Notes, Series 2016
1.400% due 12/15/2017	21,100	21,113

Total Municipal Bonds & Notes (Cost $21,100)		21,113

U.S. GOVERNMENT AGENCIES 11.0%
Federal Farm Credit Bank
1.053% due 12/05/2018	30,000	29,996
Federal Home Loan Bank
0.935% due 07/09/2018	16,400	16,392
0.990% due 05/10/2019	20,000	20,064
1.029% due 05/24/2019	128,900	128,933
1.038% due 05/24/2019	725,000	725,184
1.040% due 05/28/2019	85,000	85,021
1.042% due 05/28/2019	800,000	799,002
1.058% due 06/05/2019	90,000	90,021
1.068% due 06/12/2019	645,000	645,146
1.090% due 10/27/2017	6,000	6,003

Total U.S. Government Agencies (Cost $2,546,298)		2,545,762

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Notes
0.750% due 01/31/2018 (f)	135,600	135,273
0.875% due 01/31/2018	209,000	208,646
2.625% due 01/31/2018	395,000	398,296

Total U.S. Treasury Obligations (Cost $742,979)		742,215

ASSET-BACKED SECURITIES 1.2%
Ally Auto Receivables Trust
0.830% due 02/15/2018	7,972	7,972
1.100% due 06/15/2018	41,613	41,614
AmeriCredit Automobile Receivables Trust
1.200% due 05/18/2018	16,337	16,337
CarMax Auto Owner Trust
0.850% due 02/15/2018	11,073	11,070
Ford Credit Auto Lease Trust
1.100% due 04/15/2018	23,978	23,979
Ford Credit Auto Owner Trust
0.840% due 02/15/2018	2,268	2,268
1.300% due 07/15/2018	18,600	18,601
GM Financial Automobile Leasing Trust
1.100% due 04/16/2018	43,430	43,431
1.250% due 06/20/2018	100,000	100,003
Santander Drive Auto Receivables Trust
1.300% due 06/15/2018	4,889	4,888

Securitized Term Auto Receivables Trust
0.880% due 02/26/2018		10,946	10,943

Total Asset-Backed Securities (Cost $281,107)			281,106

SOVEREIGN ISSUES 5.6%
Caisse d’Amortissement de la Dette Sociale
1.250% due 03/12/2018		33,100	33,048
1.626% due 03/15/2018		5,400	5,415
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	664,000	29,297
Development Bank of Japan, Inc.
1.875% due 10/03/2018		$34,066	34,099
Export Development Canada
1.150% due 02/28/2019		153,000	152,987
1.208% due 10/16/2017		5,000	5,002
1.208% due 01/17/2018		26,000	26,011
Export-Import Bank of Korea
1.553% due 04/23/2018		20,000	20,033
1.572% due 05/21/2018		35,000	35,052
1.750% due 02/27/2018		4,300	4,296
Japan Bank for International Cooperation
1.125% due 07/19/2017		68,350	68,337
1.750% due 07/31/2018		358,900	358,885
1.750% due 11/13/2018		5,500	5,499
Japan Finance Organization for Municipalities
0.230% due 10/27/2017	JPY	600,000	5,333
1.500% due 09/12/2017		$4,766	4,763
Japan Student Services Organization
0.100% due 11/20/2017	JPY	2,100,000	18,656
Kommunalbanken A/S
1.000% due 03/15/2018		$7,401	7,382
Kommuninvest Sverige AB
1.000% due 10/24/2017		20,500	20,485
Korea Development Bank
1.500% due 01/22/2018		1,230	1,228
2.250% due 08/07/2017		10,180	10,186
3.500% due 08/22/2017		24,884	24,937
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,100	2,100
Korea Gas Corp.
2.250% due 07/25/2017		7,000	7,002
Korea Housing Finance Corp.
1.625% due 09/15/2018		22,581	22,446
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		20,460	20,641
Korea Land & Housing Corp.
1.875% due 08/02/2017		2,359	2,359
Malaysia Government International Bond
4.012% due 09/15/2017	MYR	249,485	58,228
Municipality Finance PLC
1.125% due 04/17/2018		$42,750	42,687
Nuclear Damage Compensation and Decommissioning Facilitation Corp.
0.059% due 11/02/2017	JPY	3,100,000	27,544
Province of Ontario
1.100% due 10/25/2017		$9,030	9,023
1.200% due 02/14/2018		11,158	11,142
2.000% due 09/27/2018		3,804	3,826
Province of Quebec
1.448% due 09/04/2018		34,000	34,081
4.625% due 05/14/2018		21,652	22,233
State of North Rhine-Westphalia
1.250% due 02/20/2018		5,000	4,993
1.356% due 11/23/2018		137,700	137,986
1.858% due 07/11/2017		10,200	10,201

Total Sovereign Issues (Cost $1,290,479)			1,287,423

SHORT-TERM INSTRUMENTS 52.4%
CERTIFICATES OF DEPOSIT 3.8%
Barclays Bank PLC
1.949% due 11/06/2017		2,800	2,807
1.973% due 12/06/2017		126,900	127,183
Credit Suisse AG
2.028% due 09/12/2017		357,400	357,974
Mitsubishi UFJ Trust & Banking Corp.
1.987% due 09/19/2017		2,800	2,804
Mizuho Bank Ltd.
1.627% due 09/01/2017		6,000	6,004
1.928% due 12/12/2017		44,000	44,110
Natixis NY
1.979% due 09/25/2017		58,700	58,789

Norinchukin Bank
1.871% due 10/11/2017	4,000	4,008
1.871% due 10/12/2017	800	802
Sumitomo Mitsui Trust Bank Ltd.
1.170% due 07/03/2017	260,000	260,000
2.012% due 10/06/2017	23,100	23,141

		887,622

COMMERCIAL PAPER 23.2%
ABBVIE, Inc.
1.200% due 07/11/2017	150,000	149,936
Ameren Corp.
1.300% due 07/06/2017	36,000	35,992
1.300% due 07/10/2017	3,000	2,999
American Electric Power, Inc.
1.350% due 07/17/2017	31,000	30,979
Amgen, Inc.
1.300% due 07/11/2017	40,000	39,983
Amphenol Corp.
1.380% due 07/05/2017	40,000	39,992
1.390% due 07/05/2017	10,000	9,998
Anthem, Inc.
1.320% due 07/17/2017	70,000	69,953
1.420% due 07/14/2017	40,000	39,978
AutoNation, Inc.
1.600% due 07/05/2017	30,700	30,693
1.650% due 07/05/2017	40,000	39,991
BAT International Finance PLC
1.380% due 07/05/2017	50,000	49,990
1.410% due 07/05/2017	10,000	9,998
1.410% due 07/07/2017	20,000	19,994
1.450% due 07/27/2017	7,000	6,992
1.470% due 08/02/2017	15,500	15,479
Bell Canada
1.250% due 07/10/2017	7,500	7,497
1.350% due 07/17/2017	41,000	40,973
1.350% due 07/20/2017	12,000	11,991
Berkshire Hathaway Energy Co.
1.320% due 07/26/2017	130,000	129,864
Caisse d’Amortissement de la Dette Sociale
1.360% due 10/02/2017	100,000	99,670
Caterpillar Financial Services Ltd.
1.270% due 07/10/2017	200,000	199,928
Comcast Corp.
1.300% due 07/12/2017	80,000	79,962
Commonwealth Edison Co.
1.420% due 07/11/2017	50,000	49,978
Cox Enterprises, Inc.
1.330% due 07/05/2017	110,000	109,979
1.350% due 07/05/2017	100,000	99,980
CRH America Finance, Inc.
1.390% due 07/21/2017	15,000	14,987
1.430% due 07/21/2017	300	300
CVS Corp.
1.320% due 07/05/2017	40,000	39,992
Deutsche Telekom AG
1.300% due 07/05/2017	120,000	119,975
1.350% due 07/27/2017	130,000	129,852
1.420% due 07/31/2017	100,000	99,869
Dominion Resources, Inc.
1.250% due 07/05/2017	14,200	14,197
1.370% due 07/05/2017	100,000	99,980
1.400% due 07/11/2017	42,000	41,982
Duke Energy Corp.
1.370% due 07/12/2017	40,000	39,981
Energy Transfer Partners LP
1.700% due 07/03/2017	175,000	174,975
1.900% due 07/05/2017	70,000	69,984
ENI Finance USA, Inc.
1.215% due 07/14/2017	16,000	15,991
1.320% due 07/10/2017	20,000	19,992
1.400% due 07/12/2017	40,000	39,982
1.410% due 07/12/2017	25,000	24,989
Entergy Corp.
1.350% due 07/03/2017	10,000	9,999
1.440% due 07/14/2017	6,500	6,496
1.440% due 07/19/2017	14,000	13,988
1.450% due 07/18/2017	22,500	22,482
1.450% due 07/20/2017	15,000	14,987
1.450% due 07/21/2017	6,200	6,194

Enterprise Products Operating LLC
1.300% due 07/06/2017	7,000	6,998
1.320% due 07/05/2017	27,500	27,495
1.320% due 07/10/2017	25,000	24,990
1.370% due 07/12/2017	20,000	19,990
Exelon Generation Co. LLC
1.460% due 07/10/2017	40,000	39,984
1.460% due 07/12/2017	32,000	31,985
Export-Import Bank of Korea
1.300% due 08/25/2017	5,400	5,390
Ford Motor Credit Co.
1.275% due 07/10/2017	2,500	2,499
1.520% due 09/12/2017	600	598
1.525% due 09/12/2017	36,080	35,967
1.650% due 11/02/2017	16,000	15,911
1.655% due 11/02/2017	13,000	12,928
1.690% due 10/05/2017	28,000	27,883
1.950% due 04/12/2018	88,320	87,007
1.950% due 04/18/2018	45,000	44,313
1.950% due 06/01/2018	42,000	41,233
General Mills, Inc.
1.270% due 07/17/2017	30,000	29,979
Glencore Funding LLC
1.260% due 07/05/2017	30,000	29,993
1.400% due 07/31/2017	70,000	69,898
Hewlett Packard Enterprise Co.
1.400% due 07/27/2017	60,000	59,950
1.470% due 07/27/2017	160,000	159,866
1.490% due 07/27/2017	72,000	71,940
Hitachi Capital America Corp.
1.320% due 07/05/2017	8,000	7,998
1.360% due 07/03/2017	165,100	165,081
1.500% due 07/28/2017	23,000	22,974
HP, Inc.
1.310% due 07/05/2017	18,000	17,997
1.400% due 07/24/2017	30,000	29,978
1.455% due 07/24/2017	5,000	4,996
1.480% due 07/25/2017	50,000	49,961
1.480% due 07/26/2017	80,000	79,936
1.530% due 07/25/2017	43,000	42,967
Humana, Inc.
1.400% due 07/06/2017	15,000	14,996
ING Financial Holdings Corp.
1.490% due 11/01/2017	11,500	11,447
Johnson Controls, Inc.
1.400% due 07/03/2017	100,000	99,988
1.400% due 07/06/2017	186,000	185,956
Kroger Co.
1.300% due 07/03/2017	25,000	24,997
1.300% due 07/05/2017	290,000	289,943
Marriott International
1.500% due 07/25/2017	27,600	27,572
1.500% due 08/07/2017	30,000	29,953
1.500% due 08/09/2017	40,000	39,934
Medtronic Global Holdings
1.210% due 07/06/2017	30,000	29,993
Mondelez International, Inc.
1.250% due 07/03/2017	34,000	33,996
1.370% due 07/12/2017	15,000	14,993
1.410% due 07/21/2017	140,000	139,881
1.410% due 07/25/2017	30,000	29,969
Monsanto Co.
1.350% due 07/06/2017	10,500	10,498
Nasdaq, Inc.
1.600% due 09/25/2017	10,000	9,966
NiSource Finance Corp.
1.480% due 07/12/2017	32,000	31,985
Rogers Communications, Inc.
1.440% due 08/01/2017	12,000	11,984
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds
1.070% due 07/18/2017	12,000	11,993
Schlumberger Holdings
1.300% due 07/19/2017	14,600	14,589
1.320% due 07/11/2017	10,000	9,996
1.570% due 10/02/2017	15,000	14,942
Sempra Energy Holdings
1.350% due 07/11/2017	15,000	14,993
1.420% due 07/26/2017	23,300	23,275
South Carolina Electric and Gas Co.
1.430% due 07/26/2017	3,000	2,997
Standard Chartered Bank
1.600% due 02/05/2018	10,000	9,911
Thermo Fisher Scientific, Inc.
1.430% due 08/15/2017	30,000	29,943

TransCanada American, Inc.
1.450% due 07/12/2017		15,300	15,293
Tyson Foods, Inc.
1.320% due 07/07/2017		20,000	19,994
1.390% due 07/06/2017		25,000	24,994
1.425% due 07/07/2017		5,000	4,999
UDR, Inc.
1.280% due 07/03/2017		19,200	19,198
1.480% due 07/31/2017		30,000	29,962
Unibail-Rodamco SE
1.275% due 07/10/2017		3,300	3,299
University of Pittsburgh of Commonwealth PA
0.010% due 07/12/2017		25,000	24,990
Volvo Group Treasury N.A.
1.400% due 07/11/2017		35,000	34,985
VW CR, Inc.
1.400% due 07/10/2017		150,000	149,941
Waste Management, Inc.
1.400% due 07/07/2017		30,000	29,992
WEC Energy Group, Inc.
1.440% due 07/11/2017		40,000	39,983
1.440% due 07/12/2017		10,000	9,995
1.470% due 07/21/2017		40,000	39,966
Wisconsin Electric Power Co.
1.300% due 07/06/2017		50,000	49,988

			5,380,897

REPURCHASE AGREEMENTS (d) 1.5%			355,100

SHORT-TERM NOTES 1.4%
Bank Negara Monetary Notes
3.009% due 07/20/2017 (b)(c)	MYR	470,685	109,504
3.024% due 09/19/2017 (b)(c)		369,030	85,420
California Republic Auto Receivables Trust
0.900% due 02/15/2018		$7,612	7,612
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		7,500	7,519
Hyundai Auto Lease Securitization Trust
0.820% due 01/16/2018		9,451	9,449
Toyota Motor Credit Corp.
1.468% due 12/05/2017		72,600	72,666
Westlake Automobile Receivables Trust
1.100% due 03/15/2018		21,079	21,079

			313,249

CZECH REPUBLIC TREASURY BILLS 0.5%
(0.810)% due 08/04/2017 - 09/29/2017 (a)(b)	CZK	2,754,000	120,538

JAPAN TREASURY BILLS 21.3%
(0.150)% due 07/03/2017 - 10/20/2017 (a)(b)	JPY	555,940,000	4,938,861

MALAYSIA TREASURY BILLS 0.5%
3.044% due 07/28/2017 - 08/30/2017 (a)(b)	MYR	448,120	104,035

MEXICO TREASURY BILLS 0.2%
6.771% due 08/17/2017 - 08/31/2017 (a)(b)	MXN	599,000	32,695

U.S. TREASURY BILLS 0.0%
0.941% due 08/31/2017 (a)(b)(f)		$7,654	7,642

Total Short-Term Instruments (Cost $12,240,632)			12,140,639

Total Investments in Securities (Cost $23,332,993)			23,272,880

Total Investments 100.5% (Cost $23,332,993)			$23,272,880
Financial Derivative Instruments (e) 0.3% (Cost or Premiums, net $0)			80,603
Other Assets and Liabilities, net (0.8)%			(195,837)

Net Assets 100.0%			$23,157,646

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Negara Monetary Notes	3.009%	07/20/2017	06/09/2017	$110,204	$109,504	0.47%
Bank Negara Monetary Notes	3.024	09/19/2017	06/09/2017	85,969	85,420	0.37
Oesterreichische Kontrollbank AG	1.267	09/18/2018	02/06/2017 - 07/07/2017	73,976	74,031	0.32

				$270,149	$268,955	1.16%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.190%	07/03/2017	07/05/2017	$16,100	U.S. Treasury Notes 2.000% due 06/30/2024	$(16,420)	$16,100	$16,101
BOS	1.240	06/20/2017	07/03/2017	300,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(304,874)	300,000	300,134
					U.S. Treasury Notes 1.375% due 08/31/2020 - 05/31/2021
BOS	1.390	06/30/2017	07/03/2017	6,600	U.S. Treasury Bonds 3.625% due 08/15/2043	(6,714)	6,600	6,601
DEU	1.400	06/30/2017	07/03/2017	14,500	U.S. Treasury Notes 1.750% due 05/15/2023	(14,768)	14,500	14,502
IND	1.380	06/30/2017	07/03/2017	17,900	U.S. Treasury Notes 1.375% due 01/31/2020	(18,244)	17,900	17,902

Total Repurchase Agreements						$(361,020)	$355,100	$355,240

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2017	MYR	128,078	$	29,995	$258	$0
BOA	07/2017		$82,476	DKK	571,764	5,353	0
	08/2017	EUR	14	$	16	0	0
	01/2018	DKK	622,698		91,049	0	(5,609)
	01/2018		$8,958	MXN	176,000	475	0
	04/2018	DKK	807,946	$	118,255	0	(7,846)
	10/2018		181,295		26,698	0	(1,911)
BPS	07/2017		6,940		1,047	0	(20)
	07/2017	JPY	70,310,000		641,486	16,331	0
	07/2017		$4,392	JPY	491,700	0	(24)
	08/2017	JPY	491,700	$	4,397	24	0
	08/2017	MXN	249,500		12,490	0	(1,174)
	09/2017	JPY	3,480,000		31,804	801	0
	01/2018	DKK	305,732		45,000	0	(2,457)
	01/2018		$1,058	DKK	6,940	19	0
	04/2018	DKK	227,285	$	33,390	0	(2,084)
BRC	08/2017	CZK	824,000		33,267	0	(2,838)
CBK	07/2017	JPY	143,000,000		1,308,073	37,066	0
	09/2017		99,520,000		909,631	23,009	0
	09/2017	MYR	144,765		33,950	414	0
	10/2017	JPY	1,348,400		13,213	1,173	0
	11/2017		5,200,000		50,989	4,525	0
FBF	07/2017	MYR	1,393		327	4	0
	08/2017		113,914		26,743	310	0
	09/2017		125,297		29,337	312	0
GLM	07/2017	DKK	586,036		85,542	0	(4,480)
	07/2017	JPY	41,500		377	8	0
	07/2017		$6,104	MXN	116,000	291	0
	08/2017	MYR	79,520	$	18,671	214	0
	09/2017		117,561		27,544	310	0
	10/2017	DKK	43,488		6,372	0	(342)
	10/2017		$36	DKK	246	2	0
	01/2018	DKK	152,359	$	22,107	0	(1,543)
	01/2018	MXN	176,000		8,595	0	(838)
	04/2018	DKK	613,161		89,893	0	(5,807)
	04/2018		$5,069	DKK	33,100	97	0
HUS	01/2018	DKK	82,190	$	12,077	0	(680)
	04/2018		131,421		19,564	0	(948)
IND	01/2018		36,880		5,380	0	(344)
JPM	07/2017	JPY	105,177,200		958,450	23,619	0
	08/2017	CZK	184,000		7,297	0	(776)
	08/2017	MYR	50,009		11,728	129	0
	09/2017	CZK	1,746,000		70,645	0	(6,123)
	09/2017	MYR	169,123		39,647	465	0
	01/2018	DKK	316,081		46,348	0	(2,716)
	04/2018		272,103		39,776	0	(2,693)
MSB	07/2017	JPY	443,000		3,997	62	0
	07/2017	MYR	41,215		9,665	96	0
	09/2017		269,334		63,164	767	0
	01/2018	DKK	144,116		20,795	0	(1,576)
NAB	10/2017		74,706		10,930	0	(602)
NGF	07/2017	MXN	116,000		5,706	0	(689)
	08/2017		175,000		8,541	0	(1,022)
RBC	08/2017	EUR	45		51	0	(1)
SOG	03/2018	CZK	674,400		27,622	0	(2,401)
TOR	08/2017	MXN	174,500		8,698	0	(859)
	01/2018	DKK	140,332		20,781	0	(1,002)
UAG	07/2017	JPY	133,720,000		1,211,292	23,195	0
	07/2017	MYR	300,000		70,332	679	0

Total Forward Foreign Currency Contracts						$140,008	$(59,405)

(f)	Securities with an aggregate market value of $55,367 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,418,820	$0	$4,418,820
Industrials	0	1,179,001	0	1,179,001
Utilities	0	656,801	0	656,801
Municipal Bonds & Notes
New York	0	21,113	0	21,113
U.S. Government Agencies	0	2,545,762	0	2,545,762
U.S. Treasury Obligations	0	742,215	0	742,215
Asset-Backed Securities	0	276,218	4,888	281,106
Sovereign Issues	0	1,287,423	0	1,287,423
Short-Term Instruments
Certificates of Deposit	0	887,622	0	887,622
Commercial Paper	11,984	5,368,913	0	5,380,897
Repurchase Agreements	0	355,100	0	355,100
Short-Term Notes	0	313,249	0	313,249
Czech Republic Treasury Bills	0	120,538	0	120,538
Japan Treasury Bills	0	4,938,861	0	4,938,861
Malaysia Treasury Bills	0	104,035	0	104,035
Mexico Treasury Bills	0	32,695	0	32,695
U.S. Treasury Bills	0	7,642	0	7,642

Total Investments	$11,984	$23,256,008	$4,888	$23,272,880

Financial Derivative Instruments - Assets
Over the counter	$0	$140,008	$0	$140,008

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(59,405)	$0	$(59,405)

Total Financial Derivative Instruments	$0	$80,603	$0	$80,603

Totals	$11,984	$23,336,611	$4,888	$23,353,483

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio IV

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.6%
CORPORATE BONDS & NOTES 53.2%
BANKING & FINANCE 26.7%
ABN AMRO Bank NV
1.798% due 01/18/2019	$5,000	$5,021
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	3,500	3,539
AerCap Ireland Capital DAC
3.750% due 05/15/2019	3,150	3,237
Air Lease Corp.
2.125% due 01/15/2018	4,393	4,401
3.375% due 01/15/2019	1,400	1,426
Aozora Bank Ltd.
2.750% due 03/09/2020	2,000	2,014
Athene Global Funding
2.529% due 07/01/2022 (a)	11,000	11,065
Aviation Capital Group Corp.
4.625% due 01/31/2018	5,399	5,483
Banco Santander Chile
3.095% due 06/07/2018	1,589	1,613
Bangkok Bank PCL
2.750% due 03/27/2018	1,000	1,004
3.300% due 10/03/2018	5,000	5,074
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.262% due 09/14/2018	4,500	4,539
2.300% due 03/05/2020	9,000	9,016
2.350% due 09/08/2019	3,000	3,010
Barclays Bank PLC
6.050% due 12/04/2017	2,585	2,630
Barclays PLC
2.000% due 03/16/2018	5,050	5,059
3.295% due 08/10/2021	12,000	12,592
Black Diamond CLO Ltd.
1.000% due 02/06/2026 (a)	20,000	19,995
CBOE Holdings, Inc.
1.950% due 06/28/2019	7,000	7,001
CDP Financial, Inc.
4.400% due 11/25/2019	9,400	9,937
Citigroup, Inc.
2.360% due 08/02/2021	12,000	12,195
CNP Assurances
7.500% due 10/18/2018 (e)	1,600	1,694
Credit Suisse AG
1.750% due 01/29/2018	3,750	3,752
Credit Suisse Group Funding Guernsey Ltd.
3.448% due 04/16/2021	12,000	12,596
DBS Bank Ltd.
3.625% due 09/21/2022	1,000	1,003
DBS Group Holdings Ltd.
1.709% due 06/08/2020	14,100	14,151
Dexia Credit Local S.A.
2.250% due 02/18/2020	9,350	9,371
Discover Bank
2.000% due 02/21/2018	14,685	14,705
Erste Abwicklungsanstalt
1.250% due 03/15/2018	10,000	9,976
1.431% due 03/09/2020	20,000	20,070
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020	5,500	5,477
Ford Motor Credit Co. LLC
2.058% due 03/12/2019	12,000	12,033
General Motors Financial Co., Inc.
2.718% due 01/15/2020	12,000	12,231
Goldman Sachs Group, Inc.
2.036% due 12/13/2019	12,890	12,971
2.800% due 11/29/2023	12,000	12,398
Hong Kong Sukuk Ltd.
1.894% due 06/03/2020	10,000	9,903
HSBC Holdings PLC
2.849% due 05/25/2021	12,000	12,420
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	3,000	2,995
2.000% due 11/08/2017	7,004	7,013
ICICI Bank Ltd.
4.800% due 05/22/2019	2,640	2,752

Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	2,000	2,048
International Lease Finance Corp.
3.875% due 04/15/2018	11,675	11,855
8.250% due 12/15/2020	2,400	2,832
Jackson National Life Global Funding
2.023% due 06/27/2022	22,000	22,153
JPMorgan Chase & Co.
2.320% due 06/07/2021	9,000	9,143
LeasePlan Corp. NV
2.500% due 05/16/2018	14,219	14,260
3.000% due 10/23/2017	1,500	1,505
Macquarie Bank Ltd.
2.292% due 07/29/2020	12,000	12,168
Macquarie Group Ltd.
3.000% due 12/03/2018	1,844	1,868
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.000% due 02/28/2018	5,500	5,516
2.500% due 03/09/2020	1,000	1,003
Mizuho Bank Ltd.
1.936% due 03/26/2018	8,000	8,025
Mizuho Financial Group, Inc.
2.376% due 09/13/2021	1,000	1,015
2.636% due 04/12/2021	12,000	12,298
National Bank of Canada
1.758% due 01/17/2020	17,000	17,060
Nordea Bank AB
1.672% due 05/29/2020	12,200	12,232
1.713% due 04/07/2020	12,000	11,964
1.916% due 09/30/2019	6,615	6,660
2.107% due 09/17/2018	1,685	1,699
RCI Banque S.A.
3.500% due 04/03/2018	1,966	1,989
Royal Bank of Scotland Group PLC
2.652% due 05/15/2023	5,000	5,044
4.700% due 07/03/2018	2,000	2,048
Santander Holdings USA, Inc.
2.642% due 11/24/2017	5,674	5,697
Standard Chartered PLC
1.500% due 09/08/2017	480	480
1.559% due 09/08/2017	2,000	2,000
1.700% due 04/17/2018	300	300
2.100% due 08/19/2019	4,542	4,527
2.308% due 08/19/2019	2,000	2,019
State Bank of India
2.100% due 04/06/2020	7,000	7,000
3.250% due 04/18/2018	4,125	4,166
Sumitomo Mitsui Financial Group, Inc.
2.128% due 01/11/2022	3,626	3,662
Sumitomo Mitsui Trust Bank Ltd.
1.733% due 03/06/2019	900	900
Synchrony Financial
1.875% due 08/15/2017	5,000	5,001
UBS AG
2.052% due 06/01/2020	12,000	12,098
4.750% due 05/22/2023	1,100	1,124
United Overseas Bank Ltd.
2.875% due 10/17/2022	3,000	3,015
Voya Financial, Inc.
2.900% due 02/15/2018	10,000	10,069
Welltower, Inc.
2.250% due 03/15/2018	2,000	2,006

		535,811

INDUSTRIALS 22.1%
Allergan Funding SCS
2.308% due 03/12/2018	10,000	10,055
2.350% due 03/12/2018	7,300	7,332
Amgen, Inc.
1.502% due 05/10/2019	2,100	2,106
Anadarko Petroleum Corp.
6.950% due 06/15/2019	2,800	3,036
Anheuser-Busch North American Holding Corp.
1.860% due 08/01/2018	500	501
AutoNation, Inc.
6.750% due 04/15/2018	1,300	1,349
Baidu, Inc.
2.250% due 11/28/2017	1,830	1,834
3.250% due 08/06/2018	14,039	14,218
BAT International Finance PLC
1.850% due 06/15/2018	7,498	7,500
2.750% due 06/15/2020	1,178	1,194

Beam Suntory, Inc.
1.750% due 06/15/2018	800	799
BMW U.S. Capital LLC
1.939% due 04/06/2022	4,000	4,029
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	13,000	13,001
Cardinal Health, Inc.
1.998% due 06/15/2022	5,000	5,010
Caterpillar Financial Services Corp.
1.813% due 06/06/2022	8,000	8,024
Central Nippon Expressway Co. Ltd.
2.028% due 03/03/2022	1,000	1,003
2.079% due 11/05/2019	1,200	1,194
2.091% due 09/14/2021	4,092	4,008
2.170% due 08/05/2019	1,120	1,118
2.241% due 02/16/2021	1,000	989
2.362% due 05/28/2021	5,750	5,706
2.369% due 09/10/2018	2,300	2,309
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	9,800	9,966
CNPC General Capital Ltd.
1.950% due 04/16/2018	1,226	1,225
Competition Team Technologies Ltd.
2.125% due 12/13/2017	5,000	5,003
ConocoPhillips Co.
2.082% due 05/15/2022	20,000	20,445
CRH America, Inc.
8.125% due 07/15/2018	2,228	2,367
Crown Castle Towers LLC
6.113% due 01/15/2040	1,000	1,076
D.R. Horton, Inc.
3.750% due 03/01/2019	700	716
4.000% due 02/15/2020	1,700	1,766
Daimler Finance North America LLC
1.421% due 11/05/2018	6,400	6,400
1.510% due 08/01/2017	2,100	2,100
1.701% due 05/05/2020	5,000	5,011
1.792% due 10/30/2019	2,000	2,009
2.250% due 09/03/2019	900	903
Dell International LLC
3.480% due 06/01/2019	12,000	12,286
Delphi Automotive PLC
3.150% due 11/19/2020	1,900	1,942
Delta Air Lines, Inc.
2.875% due 03/13/2020	1,000	1,014
eBay, Inc.
2.093% due 01/30/2023	5,250	5,282
Enbridge, Inc.
1.946% due 06/15/2020	2,500	2,500
Energy Transfer LP
2.500% due 06/15/2018	4,000	4,021
9.000% due 04/15/2019	2,200	2,448
EQT Corp.
6.500% due 04/01/2018	1,210	1,250
ERAC USA Finance LLC
2.800% due 11/01/2018	950	960
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	2,631	2,663
Historic TW, Inc.
6.875% due 06/15/2018	4,089	4,284
HP, Inc.
2.098% due 01/14/2019	2,500	2,511
Hyundai Capital America
2.099% due 04/03/2020	2,000	2,006
Imperial Brands Finance PLC
2.050% due 02/11/2018	3,500	3,504
2.050% due 07/20/2018	900	901
2.950% due 07/21/2020	2,300	2,341
Intel Corp.
1.532% due 05/11/2022	5,000	5,007
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,500	2,562
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,624	1,625
7.250% due 06/01/2018	1,065	1,115
Martin Marietta Materials, Inc.
1.822% due 05/22/2020	5,800	5,819
Mitsubishi Corp.
1.875% due 07/13/2017	1,020	1,020
Moody’s Corp.
2.625% due 01/15/2023	5,000	4,977
Mylan NV
3.150% due 06/15/2021	5,300	5,397

Mylan, Inc.
2.550% due 03/28/2019	700	705
2.600% due 06/24/2018	12,850	12,945
NetApp, Inc.
2.000% due 12/15/2017	1,446	1,448
Nissan Motor Acceptance Corp.
1.756% due 09/13/2019	800	803
2.045% due 01/13/2022	1,500	1,515
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	4,555	4,602
Pentair Finance S.A.
1.875% due 09/15/2017	10,000	10,004
Petroleos Mexicanos
3.500% due 07/18/2018	1,900	1,928
5.750% due 03/01/2018	3,900	3,997
8.000% due 05/03/2019	13,000	14,251
Petronas Capital Ltd.
5.250% due 08/12/2019	1,000	1,065
Phillips 66
1.786% due 04/15/2019	3,100	3,108
Pioneer Natural Resources Co.
6.875% due 05/01/2018	150	156
QUALCOMM, Inc.
1.558% due 05/20/2019	9,700	9,733
QVC, Inc.
3.125% due 04/01/2019	3,270	3,308
Reckitt Benckiser Treasury Services PLC
1.856% due 06/24/2022	7,800	7,813
RPM International, Inc.
6.500% due 02/15/2018	2,510	2,583
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	700	763
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	6,000	5,975
SK Telecom Co. Ltd.
2.125% due 05/01/2018	6,060	6,064
Sky PLC
6.100% due 02/15/2018	3,913	4,015
Southern Co.
1.993% due 09/30/2020	4,900	4,924
Spectra Energy Partners LP
1.920% due 06/05/2020	2,000	2,009
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	18,000	18,194
Tencent Holdings Ltd.
3.375% due 03/05/2018	1,900	1,919
3.375% due 05/02/2019	10,043	10,278
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	13,348	13,235
Time Warner Cable LLC
5.000% due 02/01/2020	500	534
6.750% due 07/01/2018	9,975	10,438
8.250% due 04/01/2019	200	221
8.750% due 02/14/2019	700	770
TSMC Global Ltd.
1.625% due 04/03/2018	9,820	9,802
Tyson Foods, Inc.
1.649% due 05/30/2019	5,000	5,012
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	8,769	8,764
1.612% due 11/20/2017	5,000	5,004
1.642% due 05/22/2018	3,055	3,058
1.650% due 05/22/2018	1,705	1,704
Xerox Corp.
6.350% due 05/15/2018	5,300	5,498
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	12,000	12,024

		442,906

UTILITIES 4.4%
AT&T, Inc.
2.023% due 07/15/2021	8,400	8,492
2.226% due 06/30/2020	4,500	4,561
British Telecommunications PLC
5.950% due 01/15/2018	570	583
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018	1,000	1,002
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	1,500	1,513
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	1,500	1,634
CNOOC Finance Ltd.
1.750% due 05/09/2018	1,700	1,698

Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	600	669
E.ON International Finance BV
5.800% due 04/30/2018	5,550	5,720
Enel Finance International NV
2.875% due 05/25/2022	3,400	3,409
Entergy Louisiana LLC
6.000% due 05/01/2018	12,000	12,429
Exelon Corp.
5.150% due 12/01/2020	1,200	1,295
FirstEnergy Corp.
2.850% due 07/15/2022	5,700	5,701
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	4,000	4,134
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	8,166	8,337
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,600	1,621
Optus Finance Pty. Ltd.
4.625% due 10/15/2019	1,100	1,155
Plains All American Pipeline LP
2.600% due 12/15/2019	2,600	2,609
8.750% due 05/01/2019	3,200	3,559
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	1,500	1,482
2.075% due 04/10/2019	4,750	4,773
2.125% due 05/03/2019	2,200	2,193
2.500% due 10/17/2018	2,580	2,592
2.750% due 04/10/2019	2,253	2,268
TECO Finance, Inc.
1.755% due 04/10/2018	2,058	2,063
6.572% due 11/01/2017	1,945	1,975

		87,467

Total Corporate Bonds & Notes (Cost $1,065,404)		1,066,184

MUNICIPAL BONDS & NOTES 0.1%
PENNSYLVANIA 0.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
1.286% due 10/25/2036	2,210	2,142

Total Municipal Bonds & Notes (Cost $2,169)		2,142

U.S. GOVERNMENT AGENCIES 5.3%
Freddie Mac
1.345% due 09/25/2021	36,013	36,059
1.546% due 11/25/2021	43,160	43,190
Ginnie Mae
1.193% due 06/20/2066	4,798	4,790
1.451% due 11/20/2045	3,534	3,532
1.493% due 04/20/2061	1,932	1,933
1.522% due 04/20/2037	3,952	3,952
2.480% due 06/20/2067	6,500	6,704
2.550% due 04/20/2067	6,017	6,214

Total U.S. Government Agencies (Cost $106,361)		106,374

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
DBUBS Mortgage Trust
1.800% due 06/15/2034	9,000	9,017
RAIT Trust
2.100% due 06/15/2037	1,800	1,801
Resource Capital Corp.
1.889% due 07/15/2034 (a)	3,700	3,699
Rosslyn Portfolio Trust
2.109% due 06/15/2033	14,500	14,519

Total Non-Agency Mortgage-Backed Securities (Cost $29,000)		29,036

ASSET-BACKED SECURITIES 10.7%
Ally Auto Receivables Trust
1.530% due 03/16/2020	4,500	4,499
AmeriCredit Automobile Receivables Trust
1.200% due 05/18/2018	15,057	15,057
Apidos CLO
2.189% due 01/19/2025	15,000	14,993
Atrium CDO Corp.
2.036% due 07/16/2025	5,000	5,008
Commonbond Student Loan Trust
2.550% due 05/25/2041	2,000	1,993

Denali Capital CLO Ltd.
2.317% due 04/28/2025		6,000	6,006
DT Auto Owner Trust
1.720% due 05/15/2020		2,808	2,809
Figueroa CLO Ltd.
2.524% due 06/20/2027		5,000	5,008
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020		15,000	14,990
Halcyon Loan Advisors Funding Ltd.
0.000% due 04/18/2026 (a)		1,900	1,900
Jamestown CLO Ltd.
2.298% due 01/15/2026		10,000	9,999
Nelnet Student Loan Trust
1.936% due 07/27/2048		2,194	2,219
Nissan Auto Lease Trust
1.640% due 09/16/2019		15,000	14,997
Octagon Investment Partners Ltd.
2.105% due 10/25/2025		5,700	5,705
Santander Drive Auto Receivables Trust
1.300% due 06/15/2018		9,777	9,776
SLC Student Loan Trust
1.282% due 02/15/2025		10,138	10,130
1.356% due 03/15/2027		1,555	1,548
SLM Private Credit Student Loan Trust
1.416% due 12/15/2026		4,100	4,091
SLM Student Loan Trust
1.276% due 01/25/2027		3,517	3,500
1.806% due 01/25/2022		1,982	1,973
2.306% due 04/25/2019		3,196	3,209
SMB Private Education Loan Trust
2.430% due 02/17/2032		12,921	12,825
2.700% due 05/15/2031		13,260	13,329
THL Credit Wind River CLO Ltd.
2.218% due 01/22/2027		10,000	9,995
Venture CLO Ltd.
0.000% due 07/15/2026 (a)		8,700	8,700
VOLT LLC
3.125% due 06/25/2047		15,300	15,298
3.250% due 04/25/2059		6,800	6,811
WhiteHorse Ltd.
1.000% due 07/17/2026 (a)		8,700	8,700

Total Asset-Backed Securities (Cost $214,976)			215,068

SOVEREIGN ISSUES 12.3%
Caisse d’Amortissement de la Dette Sociale
1.626% due 03/15/2018		3,000	3,008
Development Bank of Japan, Inc.
1.000% due 01/22/2018		4,000	3,986
1.875% due 10/03/2018		13,720	13,733
Export-Import Bank of India
2.750% due 04/01/2020		2,000	2,002
2.750% due 08/12/2020		2,000	2,003
4.000% due 08/07/2017		7,920	7,936
Export-Import Bank of Korea
1.807% due 08/14/2017		15,915	15,914
2.875% due 09/17/2018		1,950	1,969
Japan Bank for International Cooperation
1.542% due 11/13/2018		2,000	1,997
1.750% due 07/31/2018		51,600	51,598
1.750% due 05/29/2019		1,600	1,593
1.762% due 02/24/2020		6,000	5,998
Japan Finance Organization for Municipalities
1.375% due 02/05/2018		4,650	4,638
2.125% due 03/06/2019		12,000	12,006
2.500% due 09/12/2018		3,000	3,016
Korea Expressway Corp.
1.875% due 10/22/2017		2,700	2,702
Korea Gas Corp.
2.250% due 07/25/2017		5,000	5,001
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		11,000	11,098
Korea Land & Housing Corp.
1.875% due 08/02/2017		12,000	11,999
Korea Western Power Co. Ltd.
2.875% due 10/10/2018		2,349	2,370
Malaysia Government International Bond
4.012% due 09/15/2017	MYR	14,600	3,408
Province of Quebec
1.436% due 07/21/2019		$54,195	54,242
Qatar Government International Bond
6.550% due 04/09/2019		13,800	14,774
Tokyo Metropolitan Government
1.625% due 06/06/2018		5,000	5,001
2.500% due 06/08/2022		5,000	5,022

Total Sovereign Issues (Cost $247,514)			247,014

SHORT-TERM INSTRUMENTS 23.5%
COMMERCIAL PAPER 9.8%
Boston Scientific Corp.
1.675% due 07/18/2017		10,000	9,993
1.726% due 07/19/2017		6,500	6,495
Electricite de France S.A.
1.767% due 01/09/2018		4,000	3,963
Enbridge Energy Partners LP
1.777% due 07/05/2017		10,000	9,998
2.031% due 07/19/2017		7,500	7,494
2.031% due 07/20/2017		3,500	3,497
Energy Transfer Partners LP
1.724% due 07/03/2017		23,000	22,997
ENI Finance USA, Inc.
2.048% due 05/07/2018		9,000	8,863
Entergy Corp.
1.369% due 07/03/2017		17,000	16,998
Ford Motor Credit Co.
2.017% due 06/01/2018		11,000	10,799
Hitachi Capital America Corp.
1.379% due 07/03/2017		30,000	29,996
Kinder Morgan, Inc.
1.724% due 07/03/2017		15,000	14,998
Nabors Industries, Inc.
2.133% due 07/20/2017		8,500	8,492
ONEOK Partners LP
1.624% due 07/05/2017		15,400	15,397
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds
1.086% due 07/18/2017		10,000	9,994
Viacom, Inc.
1.828% due 08/10/2017		17,000	16,971

			196,945

REPURCHASE AGREEMENTS (g) 4.3%			86,800

SHORT-TERM NOTES 1.3%
Bank Negara Monetary Notes
3.009% due 07/20/2017 (c)(d)(f)	MYR	28,100	6,538
3.024% due 09/19/2017 (c)(d)(f)		22,000	5,092
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$3,885	3,895
3.039% due 10/05/2017		10,000	10,032

			25,557

ARGENTINA TREASURY BILLS 0.5%
2.850% due 02/09/2018 (c)(d)		9,400	9,240

JAPAN TREASURY BILLS 5.8%
(0.134)% due 07/10/2017 - 08/14/2017 (b)(c)	JPY	13,046,000	115,899

MALAYSIA TREASURY BILLS 0.3%
3.044% due 07/28/2017 - 08/30/2017 (b)(c)	MYR	23,400	5,432

MEXICO TREASURY BILLS 1.5%
7.057% due 08/31/2017 (c)(d)	MXN	566,000	30,833

Total Short-Term Instruments (Cost $472,351)			470,706

Total Investments in Securities (Cost $2,137,775)			2,136,524

Total Investments 106.6% (Cost $2,137,775)			$2,136,524
Financial Derivative Instruments (h)(i) 0.1% (Cost or Premiums, net $0)			2,674
Other Assets and Liabilities, net (6.7)%			(134,885)

Net Assets 100.0%			$2,004,313

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost		Market Value	Market Value as Percentage of Net Assets
Bank Negara Monetary Notes	3.009%	07/20/2017	06/09/2017	$		$6,538	0.33%
Bank Negara Monetary Notes	3.024%	09/19/2017	06/09/2017		$5,125	$5,092	0.25%

					$11,704	$11,630	0.58%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	1.410%	06/30/2017	07/03/2017	$5,700	Ginnie Mae 3.000% due 08/20/2046	$(5,874)	$5,700	$5,701
	1.400	06/30/2017	07/03/2017	26,300	U.S. Treasury Notes 0.875% due 05/31/2018	(26,846)	26,300	26,303
NOM	1.400	06/30/2017	07/03/2017	54,800	U.S. Treasury Bonds 3.000% due 05/15/2045	(55,843)	54,800	54,806

Total Repurchase Agreements						$(88,563)	$86,800	$86,810

(1)	Includes accrued interest.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2017	1,290	$(278,781)	$338	$121	$0
U.S. Treasury 5-Year Note September Futures	09/2017	1,723	(203,031)	570	296	0
U.S. Treasury 10-Year Note September Futures	09/2017	39	(4,896)	14	11	0

				$922	$428	$0

Total Futures Contracts				$922	$428	$0

Cash of $1,922 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2017	MYR	21,169	$4,958	$43	$0
	08/2017	JPY	500	4	0	0
BOA	07/2017		7,120,000	64,622	1,326	0
	08/2017		2,496,000	22,335	130	0
FBF	07/2017	MYR	83	20	0	0
	08/2017		12,166	2,856	33	0
	09/2017		21,487	5,029	52	0
MSB	07/2017		6,848	1,606	16	0
	08/2017	MXN	566,000	31,169	239	0
	09/2017	MYR	26,348	6,179	75	0
RBC	08/2017	JPY	3,430,000	30,844	332	0

Total Forward Foreign Currency Contracts					$2,246	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$515,816	$19,995	$535,811
Industrials	0	442,906	0	442,906
Utilities	0	87,467	0	87,467
Municipal Bonds & Notes
Pennsylvania	0	2,142	0	2,142
U.S. Government Agencies	0	106,374	0	106,374
Non-Agency Mortgage-Backed Securities	0	25,337	3,699	29,036
Asset-Backed Securities	0	189,994	25,074	215,068
Sovereign Issues	0	247,014	0	247,014
Short-Term Instruments
Commercial Paper	0	196,945	0	196,945
Repurchase Agreements	0	86,800	0	86,800
Short-Term Notes	0	25,557	0	25,557
Argentina Treasury Bills	0	9,240	0	9,240
Japan Treasury Bills	0	115,899	0	115,899
Malaysia Treasury Bills	0	5,432	0	5,432
Mexico Treasury Bills	0	30,833	0	30,833

Total Investments	$0	$2,087,756	$48,768	$2,136,524

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	428	0	0	428
Over the counter	0	2,246	0	2,246

	$428	$2,246	$0	$2,674

Total Financial Derivative Instruments	$428	$2,246	$0	$2,674

Totals	$428	$2,090,002	$48,768	$2,139,198

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2017 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$0	$20,000	$0	$0	$0	$(5)	$0	$0	$19,995	$(5)
Non-Agency Mortgage-Backed Securities	0	3,700	0	0	0	(1)	0	0	3,699	(1)
Asset-Backed Securities	0	27,300	(2,223)	0	0	(3)	0	0	25,074	(2)

Totals	$0	$51,000	$(2,223)	$0	$0	$(9)	$0	$0	$48,768	$(8)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$19,995	Proxy Pricing	Base Price	100.000
Non-Agency Mortgage-Backed Securities	3,699	Proxy Pricing	Base Price	100.000
Asset-Backed Securities	25,074	Third Party Vendor	Broker Quote	99.989 - 100.000

Total	$48,768

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.3%
CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 0.1%
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	$2,000	$131
National Australia Bank Ltd.
1.375% due 07/12/2019	600	593

		724

INDUSTRIALS 1.1%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	4,622	4,923
UAL Pass-Through Trust
6.636% due 01/02/2024	809	878

		5,801

Total Corporate Bonds & Notes (Cost $7,266)		6,525

U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae
1.120% due 12/25/2036	153	151
1.157% due 03/25/2027	53	53
1.226% due 03/25/2027	106	106
1.276% due 12/25/2036	7	7
1.336% due 03/25/2034	110	109
1.416% due 05/25/2035	26	26
1.516% due 01/25/2034	25	25
1.566% due 05/25/2042 - 09/25/2042	263	263
1.609% due 11/17/2030 - 05/18/2032	82	83
1.616% due 08/25/2017 - 12/25/2033	92	93
1.656% due 05/25/2036	18	18
1.659% due 09/17/2027 - 10/18/2030	97	98
1.666% due 10/25/2030	46	46
1.709% due 11/18/2030	37	37
1.716% due 08/25/2031 - 01/25/2033	97	98
1.766% due 12/25/2021 - 12/25/2030	36	36
1.816% due 04/25/2022 - 12/25/2023	175	175
1.833% due 07/01/2027 - 11/01/2040	37	36
1.845% due 04/25/2023	8	8
1.866% due 07/01/2022 - 08/01/2032	92	94
1.867% due 10/01/2024	12	11
1.890% due 03/25/2022	4	4
1.892% due 07/01/2042 - 07/01/2044	609	619
1.916% due 09/25/2022 - 04/25/2032	60	61
1.942% due 09/01/2041	35	36
1.966% due 05/25/2022	44	44
1.990% due 10/25/2021	7	7
2.016% due 09/25/2020	9	9
2.046% due 01/25/2022	21	22
2.092% due 09/01/2040	4	4
2.150% due 06/01/2033	235	247
2.216% due 12/25/2023 - 04/25/2032	229	234
2.242% due 04/01/2028	38	39
2.316% due 01/01/2019	10	10
2.340% due 10/01/2032	49	50
2.366% due 04/25/2023 - 10/25/2023	77	78
2.406% due 06/01/2020	1	1
2.416% due 05/25/2022 - 01/25/2024	110	112
2.500% due 07/01/2031	3,000	3,018
2.525% due 11/01/2022	4	4
2.534% due 08/01/2028	186	193
2.535% due 08/01/2035	143	146
2.563% due 07/01/2033	233	233
2.572% due 11/01/2035	41	43
2.615% due 06/01/2027	11	11
2.624% due 11/01/2035	54	57
2.625% due 06/01/2019 - 08/01/2034	32	34
2.635% due 01/01/2033 - 11/01/2043	122	124
2.643% due 11/01/2035	23	24
2.655% due 07/01/2035	167	176
2.664% due 02/01/2035	55	58
2.665% due 12/01/2032	42	44
2.673% due 12/01/2035	4	4
2.675% due 11/01/2026	154	159

2.688% due 05/01/2034	56	58
2.695% due 04/01/2034	37	39
2.700% due 01/01/2033	9	10
2.703% due 12/01/2032	106	109
2.705% due 08/01/2033 - 10/01/2033	298	313
2.707% due 11/01/2031	23	24
2.712% due 01/01/2034	3	3
2.715% due 09/01/2034	140	143
2.716% due 05/01/2032	56	60
2.723% due 01/01/2035 - 07/01/2035	54	57
2.732% due 10/01/2034	249	257
2.750% due 01/01/2033 - 11/01/2036	187	192
2.751% due 06/01/2035	80	84
2.755% due 01/01/2033	8	8
2.756% due 02/01/2037	35	37
2.761% due 09/01/2033	34	36
2.768% due 04/01/2040	321	337
2.774% due 09/01/2033	44	47
2.775% due 09/01/2032	6	6
2.788% due 04/01/2033	97	100
2.790% due 10/01/2032	17	18
2.794% due 11/01/2033 - 07/01/2034	232	244
2.795% due 04/01/2034	160	164
2.797% due 09/01/2033	136	140
2.807% due 01/01/2035	35	36
2.810% due 05/01/2035	55	58
2.814% due 08/01/2033	3	3
2.815% due 07/01/2034 - 01/01/2036	426	448
2.819% due 07/01/2035	25	26
2.824% due 07/01/2035	27	28
2.834% due 09/01/2033	156	164
2.838% due 07/01/2034	224	233
2.840% due 05/01/2034	128	131
2.849% due 09/01/2034 - 01/01/2035	157	163
2.850% due 02/01/2035	129	134
2.868% due 09/01/2029	52	53
2.870% due 10/01/2035 - 07/01/2036	301	311
2.871% due 01/01/2033	119	119
2.879% due 07/01/2037	111	116
2.880% due 03/01/2033	84	84
2.881% due 02/01/2035	66	69
2.882% due 11/01/2032	16	17
2.884% due 08/01/2035	130	138
2.887% due 12/01/2034	28	29
2.893% due 03/01/2034	276	287
2.894% due 09/01/2033	70	72
2.895% due 07/01/2033	117	124
2.896% due 04/01/2033	2	2
2.898% due 06/01/2034	286	288
2.900% due 05/01/2030 - 03/01/2035	270	280
2.912% due 04/01/2035	34	36
2.915% due 01/01/2034	118	121
2.920% due 12/01/2035	62	63
2.925% due 06/01/2035	23	25
2.927% due 09/01/2033	28	30
2.933% due 07/01/2037	93	98
2.939% due 11/01/2034	145	152
2.944% due 02/01/2035	20	21
2.945% due 03/01/2035	9	9
2.946% due 07/01/2035	12	13
2.951% due 11/01/2034	18	19
2.962% due 02/01/2035	21	22
2.970% due 05/01/2032	72	72
2.973% due 04/01/2035	34	35
2.984% due 07/01/2026	225	235
2.987% due 10/01/2035	31	32
2.990% due 09/01/2017 - 08/01/2024	6	6
2.991% due 03/01/2033	56	59
3.000% due 02/01/2022 - 05/01/2047	8,001	8,078
3.004% due 02/01/2032	9	9
3.023% due 03/01/2035	204	212
3.025% due 03/01/2035	171	181
3.028% due 05/01/2033 - 07/01/2033	190	200
3.031% due 05/01/2036	174	180
3.040% due 07/01/2029	17	17
3.051% due 09/01/2036	2	2
3.053% due 07/01/2035	2	2
3.055% due 08/01/2035	53	56
3.062% due 12/01/2030	3	4
3.066% due 11/01/2033	249	259
3.071% due 08/01/2033	419	439
3.072% due 12/01/2034	69	73
3.076% due 05/01/2036	183	193
3.086% due 12/01/2036	157	166
3.090% due 10/01/2034	18	19
3.100% due 11/01/2033	124	130

3.110% due 01/01/2035	51	53
3.115% due 10/01/2043	11	12
3.121% due 11/01/2033	216	229
3.122% due 10/01/2033	49	52
3.123% due 10/01/2033	88	91
3.129% due 04/01/2034	36	37
3.132% due 11/01/2034	11	12
3.136% due 04/01/2035	8	8
3.158% due 05/01/2036	78	82
3.162% due 11/01/2034	18	18
3.168% due 07/01/2033	9	9
3.171% due 02/01/2035	231	233
3.174% due 11/01/2034	52	55
3.190% due 08/01/2037	604	631
3.197% due 09/01/2035	553	585
3.199% due 01/01/2037	6	7
3.208% due 02/01/2034	132	139
3.224% due 11/01/2033 - 04/01/2037	110	115
3.228% due 02/01/2034	69	73
3.230% due 01/01/2033	2	2
3.249% due 01/01/2033	19	20
3.255% due 01/01/2036	4	4
3.257% due 06/01/2030	14	14
3.271% due 02/01/2034	200	213
3.274% due 12/01/2035	30	32
3.275% due 08/01/2034	129	132
3.278% due 01/01/2034	62	63
3.284% due 04/01/2033	13	13
3.317% due 12/01/2035	21	21
3.318% due 03/01/2036 - 12/01/2036	131	136
3.325% due 02/01/2036	40	43
3.329% due 02/01/2034	37	39
3.331% due 03/01/2033	10	10
3.335% due 09/01/2035	56	59
3.345% due 12/01/2018	1	1
3.351% due 12/01/2033	87	91
3.355% due 12/01/2035	206	211
3.361% due 03/01/2030	367	380
3.365% due 05/01/2033	14	15
3.370% due 04/01/2036	194	199
3.375% due 12/01/2033 - 01/01/2035	93	98
3.388% due 05/01/2036	82	87
3.398% due 06/01/2034	4	5
3.405% due 03/01/2034	21	21
3.439% due 06/01/2037	46	49
3.449% due 04/01/2036	2	3
3.450% due 07/01/2019 - 01/01/2036	16	16
3.451% due 05/01/2037	280	291
3.470% due 08/25/2042	37	38
3.475% due 07/01/2034	18	19
3.478% due 04/01/2033	122	123
3.500% due 03/01/2034 - 02/01/2046	4,460	4,590
3.515% due 04/01/2033	18	19
3.545% due 07/01/2036	74	76
3.565% due 05/01/2035	104	107
3.575% due 06/01/2036	84	89
3.585% due 04/01/2035	3	3
3.625% due 06/01/2034	7	8
3.700% due 06/01/2021	8	8
3.721% due 09/01/2035	144	153
3.771% due 04/01/2035	20	21
3.892% due 05/01/2036	60	63
4.000% due 08/25/2018	1	1
4.500% due 09/25/2018	4	5
5.500% due 08/25/2020	10	11
5.542% due 12/25/2042	144	158
6.000% due 02/25/2044 - 08/25/2044	53	60
6.250% due 05/25/2042	33	38
6.454% due 11/01/2047	374	373
6.500% due 07/25/2021 - 01/25/2044	759	863
6.589% due 09/01/2024	420	421
6.700% due 10/01/2047	120	119
7.000% due 02/25/2023 - 02/25/2044	68	71
7.500% due 05/01/2028 - 05/25/2042	43	49
8.000% due 08/25/2022 - 10/01/2026	106	115
9.000% due 03/25/2020	14	15
9.500% due 07/01/2021	3	3
Fannie Mae, TBA
3.000% due 08/01/2032 - 09/01/2047	12,000	12,150
3.500% due 08/01/2047 - 09/01/2047	16,000	16,394
Freddie Mac
1.459% due 03/15/2036	5	5
1.476% due 08/25/2031	570	560
1.496% due 09/25/2031	315	311
1.509% due 02/15/2029 - 03/15/2029	54	54
1.559% due 07/15/2026 - 01/15/2033	166	168

1.566% due 06/25/2029	92	93
1.609% due 03/15/2024 - 08/15/2029	164	164
1.616% due 05/25/2043	1,195	1,188
1.659% due 05/15/2023 - 01/15/2032	174	175
1.709% due 08/15/2029 - 03/15/2032	154	156
1.759% due 08/15/2022 - 12/15/2031	221	223
1.833% due 02/01/2019	9	9
1.859% due 04/15/2022	9	9
1.866% due 01/01/2030	45	44
1.892% due 10/25/2044 - 02/25/2045	836	846
2.092% due 07/25/2044	3,770	3,819
2.206% due 11/01/2024	20	20
2.255% due 12/01/2024	123	123
2.475% due 08/01/2033	28	29
2.606% due 10/01/2027	15	15
2.625% due 11/01/2029	48	49
2.700% due 07/01/2033	8	8
2.725% due 11/01/2033	51	54
2.730% due 11/01/2036	645	675
2.750% due 10/01/2034 - 09/01/2035	63	67
2.766% due 11/01/2033	153	160
2.780% due 09/01/2037	377	384
2.786% due 11/01/2036	5	5
2.790% due 07/01/2036	173	177
2.807% due 09/01/2034	308	326
2.832% due 09/01/2034	153	156
2.834% due 11/01/2036	16	17
2.836% due 06/01/2035	5	5
2.855% due 09/01/2035	107	110
2.865% due 01/01/2036	64	68
2.868% due 08/01/2035 - 09/01/2035	111	117
2.875% due 12/01/2032	18	18
2.878% due 08/01/2023	5	5
2.897% due 01/01/2034	434	458
2.915% due 08/01/2035 - 01/01/2037	269	275
2.916% due 08/01/2035	5	5
2.917% due 12/01/2035	29	30
2.941% due 01/01/2027	182	188
2.947% due 01/01/2030	109	113
2.949% due 02/01/2036	8	9
2.973% due 12/01/2034	12	12
2.985% due 07/01/2036	1	1
2.990% due 09/01/2036	229	229
3.000% due 04/01/2032 - 02/01/2047	15,050	15,033
3.005% due 01/01/2035	77	79
3.010% due 02/01/2035	70	72
3.011% due 04/01/2032	178	187
3.016% due 03/01/2030	73	74
3.021% due 09/01/2035	18	19
3.029% due 08/01/2035	180	191
3.040% due 07/01/2019 - 02/01/2036	156	160
3.042% due 10/01/2035	149	157
3.045% due 09/01/2037	117	123
3.046% due 07/01/2033	4	4
3.054% due 03/01/2035 - 05/01/2035	175	180
3.086% due 05/01/2033	2	2
3.090% due 09/01/2035	15	16
3.092% due 04/01/2034	6	6
3.100% due 04/01/2034	158	166
3.118% due 09/01/2034	47	49
3.121% due 07/01/2035	79	84
3.124% due 03/01/2032	87	91
3.125% due 03/01/2036	7	8
3.223% due 07/01/2035	4	4
3.241% due 02/01/2035	420	447
3.261% due 04/01/2036	116	116
3.290% due 11/01/2034	164	164
3.302% due 12/01/2036	65	69
3.320% due 02/01/2037	14	14
3.322% due 01/01/2036	11	11
3.335% due 08/01/2037	238	249
3.358% due 09/01/2030	257	266
3.366% due 12/01/2034	239	252
3.415% due 09/01/2035	239	247
3.428% due 01/01/2035	11	11
3.462% due 03/01/2035	71	75
3.464% due 08/01/2036	53	54
3.476% due 06/01/2035	19	20
3.498% due 03/01/2036	190	200
3.530% due 03/01/2036	227	236
3.541% due 01/01/2037	7	7
3.545% due 04/01/2036	31	31
3.556% due 02/01/2036	23	25
3.575% due 05/01/2035	254	269
3.598% due 02/01/2036	37	39
3.625% due 03/01/2035	121	123

3.661% due 04/01/2035	123	126
3.802% due 04/01/2030	375	397
4.500% due 03/15/2021 - 04/15/2032	306	330
5.500% due 08/15/2030 - 10/15/2032	16	18
6.000% due 01/15/2029 - 05/01/2035	43	48
6.027% due 07/01/2037	160	158
6.250% due 12/15/2023	6	6
7.000% due 10/15/2022 - 07/15/2027	57	64
8.500% due 11/15/2021	61	67
Ginnie Mae
1.372% due 01/16/2031	8	8
1.562% due 06/20/2032	36	36
1.572% due 02/16/2032	59	59
1.622% due 03/16/2031	28	28
1.672% due 04/16/2030 - 04/16/2032	69	69
2.125% due 07/20/2026 - 04/20/2033	676	701
2.250% due 10/20/2029	500	517
2.375% due 02/20/2025 - 01/20/2030	264	271

Total U.S. Government Agencies (Cost $98,832)		99,782

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Bonds
3.125% due 02/15/2043 (c)(e)	4,730	5,004

Total U.S. Treasury Obligations (Cost $5,575)		5,004

NON-AGENCY MORTGAGE-BACKED SECURITIES 33.5%
Adjustable Rate Mortgage Trust
1.716% due 10/25/2035	11	10
3.271% due 11/25/2035 ^	280	239
3.377% due 03/25/2035	51	50
American Home Mortgage Investment Trust
1.796% due 02/25/2045	1,300	1,293
3.277% due 10/25/2034	108	109
3.415% due 02/25/2045	211	213
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	182	184
Banc of America Funding Trust
3.146% due 03/20/2035	26	27
3.179% due 05/25/2035	25,250	26,463
3.433% due 11/20/2035 ^	333	303
3.490% due 06/25/2034	532	526
Banc of America Mortgage Trust
3.111% due 10/25/2035 ^	104	98
3.269% due 09/25/2033	159	157
3.385% due 11/25/2034	17	17
3.468% due 11/25/2033	97	98
3.587% due 01/25/2034	60	61
3.621% due 02/25/2034	642	648
3.671% due 06/25/2034	39	39
3.732% due 04/25/2034	115	115
3.769% due 01/25/2035	52	53
3.893% due 05/25/2033	317	321
BCAP LLC Trust
1.234% due 02/26/2036	2,495	2,424
2.656% due 05/26/2037	380	382
3.317% due 02/26/2036	2,225	2,237
3.610% due 04/26/2037	620	615
4.001% due 07/26/2037	119	120
5.250% due 06/26/2035	1,217	1,232
6.500% due 02/26/2036	3,017	2,638
Bear Stearns Adjustable Rate Mortgage Trust
2.950% due 02/25/2033	6	6
3.081% due 04/25/2033	139	140
3.092% due 10/25/2033	1	1
3.144% due 10/25/2033	34	34
3.191% due 10/25/2035	100	100
3.273% due 01/25/2035	76	77
3.405% due 10/25/2034	13	13
3.432% due 01/25/2034	524	529
3.483% due 02/25/2034	102	101
3.565% due 01/25/2034	161	164
3.630% due 02/25/2033	7	7
3.635% due 02/25/2034	714	713
3.653% due 01/25/2035	63	62
3.932% due 07/25/2034	56	56
Bear Stearns ALT-A Trust
1.376% due 02/25/2034	540	504
1.556% due 08/25/2036	10	9
3.250% due 11/25/2036 ^	469	388
Chase Mortgage Finance Trust
3.172% due 12/25/2035 ^	109	106
3.214% due 12/25/2035 ^	76	74
3.445% due 02/25/2037	1,238	1,215

Citigroup Mortgage Loan Trust, Inc.
1.824% due 08/25/2035 ^	443	399
2.223% due 08/25/2034	6	6
2.690% due 09/25/2035	213	220
2.990% due 11/25/2035	411	409
3.382% due 03/25/2034	45	44
3.430% due 05/25/2035	150	150
Countrywide Alternative Loan Trust
1.416% due 06/25/2037	1,726	1,588
1.962% due 08/25/2035	3,056	2,782
3.035% due 10/25/2035 ^	65	55
3.442% due 06/25/2037	425	43
Countrywide Home Loan Mortgage Pass-Through Trust
1.566% due 08/25/2035 ^	164	103
2.956% due 08/25/2034 ^	1,179	1,040
3.123% due 11/25/2034	2,844	2,816
3.240% due 12/25/2033	107	107
3.306% due 02/20/2036 ^	45	41
3.330% due 11/19/2033	43	43
3.366% due 08/25/2033	112	107
3.404% due 06/20/2035	221	222
3.741% due 11/19/2033	20	20
5.500% due 11/25/2035 ^	244	221
Credit Suisse First Boston Mortgage Securities Corp.
2.928% due 07/25/2033	398	388
2.989% due 07/25/2033	198	196
3.173% due 10/25/2033	344	346
3.236% due 01/25/2034	760	764
3.418% due 11/25/2032	10	10
5.039% due 06/25/2032	3	3
Credit Suisse Mortgage Capital Certificates
4.001% due 07/26/2037	3,401	3,415
5.695% due 09/15/2040	6	6
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	42	42
5.250% due 06/25/2035	164	165
Deutsche Mortgage & Asset Receiving Corp.
2.124% due 07/27/2045	3,612	3,632
First Horizon Alternative Mortgage Securities Trust
3.035% due 08/25/2034	445	433
3.210% due 07/25/2035	210	172
First Horizon Mortgage Pass-Through Trust
1.486% due 02/25/2035	100	93
1.749% due 02/25/2035	436	409
3.076% due 02/25/2034	339	340
3.173% due 04/25/2035	453	456
First Republic Bank Mortgage Pass-Through Certificates
1.696% due 06/25/2030	119	109
First Republic Mortgage Loan Trust
1.959% due 11/15/2032	247	236
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	865	865
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	15	15
GMAC Mortgage Corp. Loan Trust
3.481% due 11/19/2035	237	227
GS Mortgage Securities Trust
2.909% due 07/15/2031	10,000	9,920
GSR Mortgage Loan Trust
1.406% due 08/25/2046	38	38
1.566% due 01/25/2034	281	273
2.560% due 03/25/2033	17	17
3.109% due 09/25/2035	11,564	11,784
3.122% due 06/25/2034	17	17
3.217% due 06/25/2034	129	128
3.358% due 09/25/2034	5,217	5,275
3.367% due 08/25/2034	122	120
3.532% due 05/25/2035	145	143
6.000% due 03/25/2032	6	7
HarborView Mortgage Loan Trust
1.399% due 02/19/2046	1,051	927
1.649% due 05/19/2035	64	60
Impac CMB Trust
1.856% due 08/25/2035	1,829	1,658
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032	35	34
IndyMac Mortgage Loan Trust
1.406% due 09/25/2046	555	491
1.996% due 05/25/2034	99	90
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	18	13
JPMorgan Mortgage Trust
2.980% due 11/25/2033	20	19
3.024% due 11/25/2035	281	272
3.142% due 11/25/2033	40	41
3.240% due 09/25/2034	2	2

3.256% due 10/25/2035	448	422
3.406% due 07/25/2035	600	579
3.411% due 07/25/2035	42	42
3.455% due 04/25/2035	364	368
3.576% due 07/25/2035	593	599
MASTR Adjustable Rate Mortgages Trust
2.680% due 02/25/2034	260	250
3.159% due 12/25/2033	137	133
3.187% due 08/25/2034	2,240	2,237
3.190% due 11/21/2034	145	149
3.279% due 01/25/2036	181	180
3.348% due 09/25/2033	587	591
3.503% due 01/25/2034	35	34
3.705% due 08/25/2034	592	592
3.880% due 07/25/2034	1,191	1,142
Merrill Lynch Mortgage Investors Trust
1.836% due 08/25/2028	97	93
1.876% due 06/25/2028	236	227
2.182% due 03/25/2028	315	315
2.981% due 02/25/2035	187	191
3.045% due 04/25/2035	641	625
3.250% due 09/25/2033	20	20
3.315% due 02/25/2034	54	52
Morgan Stanley Mortgage Loan Trust
1.536% due 01/25/2035	1,141	1,067
3.375% due 02/25/2034	7	7
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.121% due 10/25/2035	56	52
3.818% due 05/25/2035	50	50
Prime Mortgage Trust
1.616% due 02/25/2034	51	48
5.000% due 08/25/2034	27	27
6.000% due 02/25/2034	21	22
Provident Funding Mortgage Loan Trust
3.449% due 05/25/2035	33	33
RBSSP Resecuritization Trust
1.302% due 08/26/2045	333	319
1.344% due 03/26/2037	104	103
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	42	42
7.500% due 12/25/2031	479	477
Residential Asset Securitization Trust
3.750% due 10/25/2018	2	2
5.250% due 04/25/2034	130	132
Residential Funding Mortgage Securities, Inc. Trust
4.287% due 02/25/2036 ^	199	180
6.500% due 03/25/2032	16	16
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	7,917	7,915
Sequoia Mortgage Trust
1.614% due 03/20/2035	517	471
1.898% due 05/20/2034	1,379	1,331
1.972% due 04/20/2033	50	48
2.012% due 10/20/2027	197	193
2.760% due 07/20/2034	45	44
Structured Adjustable Rate Mortgage Loan Trust
1.456% due 03/25/2035	135	116
1.516% due 09/25/2034	185	174
1.656% due 08/25/2035	814	782
3.270% due 08/25/2034	1,724	1,676
3.350% due 08/25/2034	920	904
3.366% due 09/25/2034	279	276
Structured Asset Mortgage Investments Trust
1.889% due 11/19/2033	62	60
1.889% due 05/19/2035	299	295
1.909% due 02/19/2035	4,355	4,210
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.704% due 05/25/2032	4	4
2.904% due 09/25/2033	103	101
3.244% due 07/25/2032	10	10
3.271% due 06/25/2033	2,705	2,661
3.324% due 03/25/2033	335	331
3.348% due 11/25/2033	81	81
Waldorf Astoria Boca Raton Trust
3.209% due 06/15/2029	1,800	1,809
WaMu Mortgage Pass-Through Certificates Trust
1.436% due 08/25/2046 ^	136	16
1.476% due 11/25/2045	7,284	7,036
1.486% due 12/25/2045	3,578	3,526
1.506% due 07/25/2045	9,338	9,122
1.506% due 10/25/2045	4,407	4,381
1.506% due 12/25/2045	3,545	3,423
1.732% due 08/25/2046	94	86
1.932% due 11/25/2042	204	194
2.016% due 01/25/2045	1,714	1,703
2.132% due 08/25/2042	18	17

2.145% due 08/25/2046	2,251	2,204
2.145% due 09/25/2046	5,555	5,430
2.701% due 08/25/2033	946	768
2.787% due 10/25/2035 ^	834	167
2.808% due 09/25/2035	684	700
2.838% due 10/25/2033	360	368
Washington Mutual Mortgage Pass-Through Certificates Trust
2.395% due 02/25/2031	0	1
2.824% due 11/25/2030	184	186
3.145% due 02/25/2033	37	37
3.237% due 06/25/2033	36	36
3.257% due 02/25/2033	20	20
7.000% due 03/25/2034	70	77
Wells Fargo Mortgage-Backed Securities Trust
1.716% due 07/25/2037 ^	239	208
2.878% due 12/25/2033	63	63
2.927% due 01/25/2034	113	116
2.951% due 10/25/2033	29	29
2.999% due 12/25/2033	133	135
3.028% due 09/25/2034	145	150
3.090% due 10/25/2035	84	82
3.096% due 08/25/2035	32	33
3.152% due 06/25/2035	80	82
3.194% due 04/25/2036 ^	15	15
3.237% due 12/25/2034	632	635
3.260% due 06/25/2035	55	57
3.315% due 04/25/2035	198	199
3.322% due 05/25/2034	14	14
3.349% due 06/25/2034	49	50
3.369% due 08/25/2033	319	328
6.000% due 09/25/2036 ^	46	44

Total Non-Agency Mortgage-Backed Securities (Cost $171,341)		175,686

ASSET-BACKED SECURITIES 31.3%
Accredited Mortgage Loan Trust
1.976% due 01/25/2034	173	163
2.086% due 01/25/2035	1,089	1,036
ACE Securities Corp. Home Equity Loan Trust
1.416% due 02/25/2036	3,082	3,086
3.841% due 06/25/2033 ^	607	606
Allegro CLO Ltd.
2.390% due 01/30/2026	3,800	3,814
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.566% due 02/25/2033	855	847
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.251% due 01/25/2034	416	407
2.266% due 12/25/2033	4,464	4,376
Asset-Backed Funding Certificates Trust
1.836% due 04/25/2034	4,369	4,378
B2R Mortgage Trust
2.567% due 06/15/2049	3,608	3,588
Bear Stearns Asset-Backed Securities Trust
1.626% due 12/25/2035	447	447
2.216% due 11/25/2042	212	210
2.707% due 10/25/2036	1,858	1,503
Bear Stearns Second Lien Trust
2.416% due 12/25/2036	21,100	20,391
Carrington Mortgage Loan Trust
1.396% due 02/25/2036	81	80
Conseco Financial Corp.
6.240% due 12/01/2028	131	136
Countrywide Asset-Backed Certificates Trust
1.676% due 09/25/2034	190	190
1.756% due 12/25/2034	3,126	3,044
Credit Suisse First Boston Mortgage Securities Corp.
1.916% due 07/25/2032	1	1
2.866% due 05/25/2043	1,401	1,392
Credit-Based Asset Servicing and Securitization LLC
6.780% due 05/25/2035	722	722
EquiFirst Mortgage Loan Trust
2.297% due 09/25/2033	141	138
FBR Securitization Trust
1.956% due 11/25/2035	3,340	3,343
Fremont Home Loan Trust
2.236% due 06/25/2035	590	586
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020	5,500	5,496
GSAMP Trust
2.066% due 01/25/2045	1,078	1,067
GSRPM Mortgage Loan Trust
1.726% due 03/25/2035	3,256	3,242
Home Equity Asset Trust
1.816% due 11/25/2032	8	7
Home Equity Mortgage Trust
5.821% due 04/25/2035	343	347

HSI Asset Securitization Corp. Trust
1.266% due 10/25/2036	8	5
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.736% due 10/25/2035	1,600	1,209
6.372% due 05/25/2033	785	785
Jamestown CLO Ltd.
2.298% due 01/15/2026	6,900	6,900
JPMorgan Mortgage Acquisition Corp.
1.646% due 12/25/2035	15,644	15,631
Lehman XS Trust
1.366% due 04/25/2037 ^	2,538	2,086
Long Beach Mortgage Loan Trust
1.776% due 10/25/2034	736	692
1.916% due 03/25/2032	21	21
1.921% due 08/25/2035	441	443
2.041% due 06/25/2035	4,569	4,583
2.071% due 07/25/2034	389	379
Merrill Lynch Mortgage Investors Trust
2.236% due 07/25/2035	1,624	1,633
Morgan Stanley ABS Capital, Inc. Trust
2.416% due 06/25/2033	1,461	1,463
Morgan Stanley Dean Witter Capital, Inc. Trust
2.566% due 02/25/2033	191	190
National Collegiate Student Loan Trust
1.456% due 11/27/2028	891	891
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
New Century Home Equity Loan Trust
1.706% due 07/25/2035	382	382
NovaStar Mortgage Funding Trust
1.586% due 01/25/2036	250	250
Octagon Investment Partners Ltd.
2.105% due 10/25/2025	6,900	6,906
Option One Mortgage Loan Trust Asset-Backed Certificates
1.856% due 07/25/2033	184	180
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.251% due 02/25/2035	1,500	1,487
Renaissance Home Equity Loan Trust
1.916% due 08/25/2032	10	9
2.316% due 09/25/2037	4,103	2,342
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,356	1,067
Residential Asset Securities Corp. Trust
1.936% due 08/25/2035	1,202	1,204
5.120% due 12/25/2033	466	433
Sofi Consumer Loan Program LLC
2.770% due 05/25/2026	6,694	6,732
SoFi Consumer Loan Program LLC
3.260% due 08/25/2025	1,597	1,625
Soundview Home Loan Trust
2.516% due 11/25/2033	102	103
Specialty Underwriting & Residential Finance Trust
1.896% due 01/25/2034	323	310
Spirit Master Funding LLC
5.370% due 07/20/2040	10,000	10,256
5.760% due 03/20/2042	9,568	10,087
Springleaf Funding Trust
2.680% due 07/15/2030	5,240	5,228
Trapeza CDO Ltd.
2.087% due 11/16/2034	211	206
VOLT LLC
3.375% due 05/28/2047	13,344	13,373

Total Asset-Backed Securities (Cost $165,343)		163,734

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (a) 0.3%		1,353

Total Short-Term Instruments (Cost $1,353)		1,353

Total Investments in Securities (Cost $449,710)		452,084

	SHARES
INVESTMENTS IN AFFILIATES 18.7%
SHORT-TERM INSTRUMENTS 18.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.7%
PIMCO Short-Term Floating NAV Portfolio III	9,933,293	98,201

Total Short-Term Instruments (Cost $98,193)	98,201

Total Investments in Affiliates (Cost $98,193)	98,201

Total Investments 105.0% (Cost $547,903)	$550,285
Financial Derivative Instruments (b)(d) (0.1)% (Cost or Premiums, net $(2,538))	(715)
Other Assets and Liabilities, net (4.9)%	(25,577)

Net Assets 100.0%	$523,993

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$1,353	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(1,383)	$1,353	$1,353

Total Repurchase Agreements						$(1,383)	$1,353	$1,353

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(b)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2017	273	$34,270	$(154)	$0	$(77)

Total Futures Contracts				$(154)	$0	$(77)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$900	$(5)	$(2)	$(7)	$1	$0
Receive	3-Month USD-LIBOR	1.250	06/21/2020	21,400	488	(182)	306	19	0
Receive	3-Month USD-LIBOR	1.250	06/21/2021	10,900	333	(79)	254	14	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	23,400	137	884	1,021	71	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027	2,900	251	(49)	202	9	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	7,600	(23)	(286)	(309)	35	0

					$1,181	$286	$1,467	$149	$0

Total Swap Agreements					$1,181	$286	$1,467	$149	$0

(c)	Securities with an aggregate market value of $629 and cash of $2,041 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$11,895	$(221)	$242	$21	$0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	23,000	(662)	652	0	(10)
FBF	CMBX.NA.AAA.6 Index	0.500	05/11/2063	4,362	(73)	81	8	0
GST	CMBX.NA.AAA.10 Index	0.500	11/17/2059	30,700	(656)	(41)	0	(697)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	9,900	(576)	514	0	(62)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	100	(4)	3	0	(1)
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	9,913	(192)	209	17	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	3,600	(95)	93	0	(2)
SAL	CMBX.NA.AAA.10 Index	0.500	11/17/2059	2,700	(59)	(2)	0	(61)

					$(2,538)	$1,751	$46	$(833)

Total Swap Agreements					$(2,538)	$1,751	$46	$(833)

(e)	Securities with an aggregate market value of $931 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$724	$0	$724
Industrials	0	5,801	0	5,801
U.S. Government Agencies	0	99,782	0	99,782
U.S. Treasury Obligations	0	5,004	0	5,004
Non-Agency Mortgage-Backed Securities	0	175,686	0	175,686
Asset-Backed Securities	0	158,506	5,228	163,734
Short-Term Instruments
Repurchase Agreements	0	1,353	0	1,353
	$0	$446,856	$5,228	$452,084

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$98,201	$0	$0	$98,201

Total Investments	$98,201	$446,856	$5,228	$550,285

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	149	0	149
Over the counter	0	46	0	46
	$0	$195	$0	$195

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	0	0	(77)
Over the counter	0	(833)	0	(833)

	$(77)	$(833)	$0	$(910)

Total Financial Derivative Instruments	$(77)	$(638)	$0	$(715)

Totals	$98,124	$446,218	$5,228	$549,570

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.0%
MUNICIPAL BONDS & NOTES 0.1%
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,090	$1,090

Total Municipal Bonds & Notes (Cost $1,090)		1,090

U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
1.120% due 12/25/2036	468	460
1.336% due 03/25/2034	444	441
1.344% due 03/25/2032	362	343
1.346% due 03/25/2036	319	304
1.436% due 07/25/2032	439	422
1.456% due 06/25/2033	195	192
1.476% due 06/25/2032	1	1
1.556% due 11/25/2032	1	1
1.566% due 05/25/2042	222	224
1.666% due 08/25/2021 - 03/25/2022	7	7
1.816% due 08/25/2022	4	4
1.833% due 11/01/2020	4	4
1.892% due 02/01/2041 - 10/01/2044	4,106	4,174
1.916% due 04/25/2022	6	6
2.092% due 11/01/2030	1	1
2.116% due 04/25/2032	159	163
2.442% due 09/01/2033	1	2
2.470% due 02/01/2026	5	5
2.511% due 06/01/2021	162	164
2.572% due 11/01/2035	193	201
2.584% due 12/01/2032	4	4
2.624% due 11/01/2035	231	241
2.625% due 09/01/2022 - 10/01/2032	19	20
2.645% due 09/01/2028	5	5
2.696% due 12/01/2022	14	14
2.719% due 03/01/2035	508	527
2.750% due 05/01/2022	5	5
2.785% due 07/01/2018	7	7
2.795% due 12/01/2029	1	1
2.807% due 05/01/2025	4	5
2.808% due 09/01/2031	25	26
2.829% due 12/01/2029	6	6
2.895% due 12/01/2029	7	7
2.900% due 12/01/2031	4	4
3.000% due 09/01/2017 - 01/01/2018	1	1
3.098% due 10/01/2025	21	21
3.099% due 08/01/2036	195	206
3.167% due 01/01/2036	1,385	1,460
3.317% due 12/01/2035	46	47
3.348% due 08/01/2028	9	9
3.625% due 06/01/2025	5	5
4.000% due 05/01/2030 - 12/01/2041	2,723	2,883
4.500% due 04/01/2028 - 11/01/2029	499	535
4.675% due 09/01/2026	96	96
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	32,003	21,265
1.231% due 07/25/2031	328	311
1.659% due 06/15/2030 - 12/15/2032	82	82
1.709% due 06/15/2031	34	34
1.770% due 08/01/2019	8	8
1.859% due 02/15/2027	6	6
1.892% due 10/25/2044 - 02/25/2045	2,903	2,936
2.092% due 07/25/2044	1,385	1,403
2.381% due 02/01/2018	1	1
2.710% due 07/01/2020	16	16
2.854% due 12/01/2031	0	1
2.886% due 08/01/2020	3	3
2.890% due 04/01/2027	1	1
2.939% due 03/01/2025	1	1
2.971% due 02/01/2032	3	3
3.024% due 02/01/2024	18	18
3.062% due 02/01/2032	2	3
3.079% due 01/01/2032	9	9
3.208% due 05/01/2032	6	6
3.225% due 07/01/2029	7	8
3.432% due 06/01/2035	2,216	2,345

3.457% due 02/01/2035	912	962
3.790% due 02/01/2025	5	5
4.500% due 06/15/2035 - 09/15/2035	2,576	2,722
5.000% due 01/15/2034	4,379	4,795
5.500% due 08/15/2030 - 10/01/2039	172	189
6.500% due 10/25/2043	705	833
Ginnie Mae
2.125% due 04/20/2023 - 04/20/2032	646	665
2.250% due 10/20/2023 - 10/20/2024	40	41
2.375% due 02/20/2024 - 02/20/2030	665	677
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	109,682
Residual Funding Corp. STRIPS (a)
0.000% due 01/15/2030	18,000	12,413
Small Business Administration
1.625% due 05/25/2021	109	109
1.750% due 03/25/2025 - 05/25/2025	74	74
1.850% due 01/25/2019	73	74
4.500% due 03/01/2023	161	167
4.760% due 09/01/2025	4,664	4,900
4.770% due 04/01/2024	1,091	1,146
4.930% due 01/01/2024	692	731
5.240% due 08/01/2023	447	477
7.060% due 11/01/2019	56	57
7.220% due 11/01/2020	73	76

Total U.S. Government Agencies (Cost $158,060)		182,509

U.S. TREASURY OBLIGATIONS 74.4%
U.S. Treasury Bonds
2.500% due 02/15/2045	14,900	13,931
2.750% due 08/15/2042	117,500	116,396
2.750% due 11/15/2042	110,900	109,761
2.875% due 05/15/2043	364,000	368,052
3.000% due 05/15/2042	149,000	154,535
3.125% due 02/15/2043	49,100	51,941
3.625% due 08/15/2043	53,000	61,060
3.625% due 02/15/2044	34,200	39,467
3.750% due 11/15/2043	113,000	133,027
4.375% due 05/15/2040	50,000	63,897
8.000% due 11/15/2021 (d)	44,700	56,326
U.S. Treasury Notes
2.000% due 07/31/2022	333,000	334,496
2.000% due 05/31/2024	61,700	61,195

Total U.S. Treasury Obligations (Cost $1,579,357)		1,564,084

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
Bear Stearns Adjustable Rate Mortgage Trust
3.054% due 04/25/2033	67	68
3.081% due 04/25/2033	128	129
3.111% due 11/25/2034	1,094	1,066
3.432% due 01/25/2034	338	341
3.630% due 02/25/2033	35	33
3.656% due 04/25/2033	5	5
Bear Stearns ALT-A Trust
1.376% due 02/25/2034	1,925	1,799
3.250% due 11/25/2036 ^	23,076	19,084
3.254% due 11/25/2036	15,134	13,682
CBA Commercial Small Balance Commercial Mortgage
1.271% due 12/25/2036	441	419
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.466% due 08/25/2035	500	480
Citigroup Mortgage Loan Trust, Inc.
3.430% due 05/25/2035	748	748
Countrywide Alternative Loan Trust
1.376% due 02/25/2047	614	576
1.392% due 02/20/2047 ^	6,014	4,786
1.396% due 05/25/2047	3,680	3,461
1.416% due 05/25/2036	66	57
1.422% due 03/20/2046	4,478	3,842
1.426% due 05/25/2035	807	676
1.496% due 12/25/2035	308	280
1.732% due 02/25/2036	393	357
5.500% due 03/25/2036 ^	1,723	1,391
Countrywide Home Loan Mortgage Pass-Through Trust
1.676% due 05/25/2035	1,267	1,079
1.796% due 04/25/2035	164	146
1.876% due 02/25/2035	788	754
1.896% due 02/25/2035	489	463
2.363% due 04/25/2035	487	405
3.128% due 09/20/2036 ^	5,174	4,315
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032	1	1
Downey Savings & Loan Association Mortgage Loan Trust
1.469% due 08/19/2045	573	507

First Republic Bank Mortgage Pass-Through Certificates
1.696% due 06/25/2030	159	145
First Republic Mortgage Loan Trust
1.659% due 11/15/2030	284	262
GreenPoint Mortgage Funding Trust
1.656% due 06/25/2045	670	611
GSR Mortgage Loan Trust
3.396% due 04/25/2036	4,588	4,207
HarborView Mortgage Loan Trust
1.339% due 03/19/2037	1,606	1,451
1.649% due 05/19/2035	1,850	1,737
Impac CMB Trust
2.216% due 07/25/2033	57	55
IndyMac Mortgage Loan Trust
1.856% due 02/25/2035	2,841	2,714
JPMorgan Mortgage Trust
3.317% due 02/25/2036 ^	1,148	1,081
3.576% due 07/25/2035	944	953
MASTR Adjustable Rate Mortgages Trust
3.396% due 05/25/2034	224	222
Merrill Lynch Mortgage Investors Trust
2.915% due 12/25/2032	97	96
Residential Accredit Loans, Inc. Trust
1.516% due 08/25/2035	1,317	1,088
2.092% due 09/25/2045	532	470
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	518	583
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	29	30
Sequoia Mortgage Trust
1.562% due 07/20/2033	1,081	1,026
1.682% due 07/20/2033	761	680
1.909% due 10/19/2026	434	427
Structured Adjustable Rate Mortgage Loan Trust
2.132% due 01/25/2035	477	431
Structured Asset Mortgage Investments Trust
1.436% due 05/25/2036	19,441	17,148
1.789% due 07/19/2034	155	153
1.909% due 03/19/2034	349	341
WaMu Mortgage Pass-Through Certificates Trust
1.462% due 01/25/2047	1,174	1,106
1.476% due 11/25/2045	1,517	1,465
1.486% due 12/25/2045	761	739
1.502% due 12/25/2046	2,467	2,385
1.712% due 06/25/2046	3,398	3,279
1.732% due 02/25/2046	2,541	2,488
1.932% due 11/25/2042	455	433
2.083% due 05/25/2046	556	498
2.083% due 12/25/2046	1,118	1,096
2.145% due 07/25/2046	5,919	5,663
2.145% due 08/25/2046	14,397	14,097
2.145% due 09/25/2046	2,361	2,308
2.145% due 10/25/2046	1,078	1,026
3.137% due 03/25/2034	135	138
Washington Mutual Mortgage Loan Trust
1.887% due 05/25/2041	3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
2.758% due 05/25/2033	46	46
3.145% due 02/25/2033	2	2
3.257% due 02/25/2033	10	10
Wells Fargo Mortgage-Backed Securities Trust
2.904% due 11/25/2033	36	36

Total Non-Agency Mortgage-Backed Securities (Cost $148,067)		133,679

ASSET-BACKED SECURITIES 0.4%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.296% due 05/25/2037	28	20
1.679% due 06/15/2031	273	248
1.699% due 11/15/2031	22	21
Bear Stearns Asset-Backed Securities Trust
1.326% due 04/25/2031	1,710	1,829
1.876% due 10/25/2032	36	36
CIT Group Home Equity Loan Trust
1.564% due 06/25/2033	252	247
Citigroup Global Markets Mortgage Securities, Inc.
2.566% due 01/25/2032	125	119
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 01/25/2032	89	85
Credit-Based Asset Servicing and Securitization LLC
1.286% due 01/25/2037 ^	1,157	488
GE-WMC Mortgage Securities Trust
1.256% due 08/25/2036	61	38
GSAMP Trust
1.286% due 12/25/2036	570	311
1.396% due 11/25/2035	195	66

Home Equity Asset Trust
2.136% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
1.266% due 10/25/2036	146	80
JPMorgan Mortgage Acquisition Trust
1.296% due 08/25/2036	44	24
L.A. Arena Funding LLC
7.656% due 12/15/2026	24	25
Lehman ABS Mortgage Loan Trust
1.306% due 06/25/2037	668	423
Long Beach Mortgage Loan Trust
1.776% due 10/25/2034	1,548	1,455
MASTR Asset-Backed Securities Trust
1.266% due 11/25/2036	105	50
Merrill Lynch Mortgage Investors Trust
1.336% due 02/25/2037	360	175
Morgan Stanley ABS Capital, Inc. Trust
1.276% due 05/25/2037	413	248
Morgan Stanley IXIS Real Estate Capital Trust
1.266% due 11/25/2036	41	21
New Century Home Equity Loan Trust
1.396% due 05/25/2036	785	679
Renaissance Home Equity Loan Trust
1.916% due 08/25/2032	2	2
Securitized Asset-Backed Receivables LLC Trust
1.276% due 12/25/2036 ^	1,792	616
1.296% due 11/25/2036 ^	704	253
Soundview Home Loan Trust
1.276% due 11/25/2036	593	246
1.296% due 06/25/2037	340	228

Total Asset-Backed Securities (Cost $12,087)		8,034

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		1,212

Total Short-Term Instruments (Cost $1,212)		1,212

Total Investments in Securities (Cost $1,899,873)		1,890,608

	SHARES
INVESTMENTS IN AFFILIATES 9.4%
SHORT-TERM INSTRUMENTS 9.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.4%
PIMCO Short-Term Floating NAV Portfolio III	19,997,205	197,692

Total Short-Term Instruments (Cost $197,688)		197,692

Total Investments in Affiliates (Cost $197,688)		197,692

Total Investments 99.4% (Cost $2,097,561)		$2,088,300
Financial Derivative Instruments (c)(f) (0.2)% (Cost or Premiums, net $117)		(3,846)
Other Assets and Liabilities, net 0.8%		16,260

Net Assets 100.0%		$2,100,714

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	06/30/2017	07/03/2017	$1,212	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(1,240)	$1,212	$1,212

Total Repurchase Agreements						$(1,240)	$1,212	$1,212

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.0)%
Fannie Mae, TBA	4.000%	08/01/2047	$17,000	$(17,885)	$(17,838)
Fannie Mae, TBA	4.500	08/01/2047	3,000	(3,223)	(3,214)

Total Short Sales (1.0)%				$(21,108)	$(21,052)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$111.000	08/25/2017	12,087	$103	$12
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.500	08/25/2017	1,647	14	2

				$117	$14

Total Purchased Options				$117	$14

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2017	425	$91,846	$(140)	$0	$(40)
U.S. Treasury 5-Year Note September Futures	09/2017	2,313	272,555	(624)	0	(398)
U.S. Treasury 10-Year Note September Futures	09/2017	20,350	2,554,561	(8,839)	0	(5,723)
U.S. Treasury 30-Year Bond September Futures	09/2017	1,525	234,373	1,761	0	(858)

				$(7,842)	$0	$(7,019)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	3,975	(979,092)	$459	$149	$0
90-Day Eurodollar June Futures	06/2018	1,500	(368,869)	828	94	0
90-Day Eurodollar March Futures	03/2018	1,981	(487,524)	1,026	99	0
90-Day Eurodollar March Futures	03/2019	650	(159,486)	81	57	0
90-Day Eurodollar September Futures	09/2017	2,511	(619,244)	(13)	31	0
90-Day Eurodollar September Futures	09/2018	188	(46,196)	(26)	14	0

				$2,355	$444	$0

Total Futures Contracts				$(5,487)	$444	$(7,019)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.300%	09/03/2025	$199,800	$(839)	$(2,080)	$(2,919)	$540	$0
Receive	3-Month USD-LIBOR	2.350	10/02/2025	12,100	(79)	(94)	(173)	33	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	400	(11)	28	17	1	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027	73,800	5,359	(208)	5,151	224	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	435,300	(8,414)	13,822	5,408	1,917	0

					$(3,984)	$11,468	$7,484	$2,715	$0

Total Swap Agreements					$(3,984)	$11,468	$7,484	$2,715	$0

(d)	Securities with an aggregate market value of $42,007 and cash of $2,304 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Iowa	$0	$1,090	$0	$1,090
U.S. Government Agencies	0	182,509	0	182,509
U.S. Treasury Obligations	0	1,564,084	0	1,564,084
Non-Agency Mortgage-Backed Securities	0	133,679	0	133,679
Asset-Backed Securities	0	8,034	0	8,034
Short-Term Instruments
Repurchase Agreements	0	1,212	0	1,212
	$0	$1,890,608	$0	$1,890,608

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$197,692	$0	$0	$197,692

Total Investments	$197,692	$1,890,608	$0	$2,088,300

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,052)	$0	$(21,052)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$458	$2,715	$0	$3,173

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(7,019)	$0	$0	$(7,019)

Total Financial Derivative Instruments	$(6,561)	$2,715	$0	$(3,846)

Totals	$191,131	$1,872,271	$0	$2,063,402
There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd. and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and PIMCO International Portfolio Subsidiary, LLC and PIMCO Short-Floating NAV III and IV Subsidiary, LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”). In order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global MultiFund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response MultiAsset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Capital Securities and Financials Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO International Portfolio, PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Subsidiary, if any. All intercompany transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund (amounts in thousands):

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Capital Securities and Financials Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	03/01/2015	$127,440	$10,704	8.4%
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	$2,541,441	$703,278	27.7%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	$6,288,682	$1,286,747	20.5%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	$562,557	$54,960	9.8%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	$1,037,259	$292,949	28.2%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	$314,918	$67,703	21.5%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	03/20/2014	$672,841	$139,809	20.8%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	03/20/2014	03/20/2014	$23,157,646	$5,002,530	21.6%
PIMCO Short-Term Floating NAV Portfolio IV	PIMCO Short-Term Floating NAV IV Subsidiary, LLC	03/01/2017	03/20/2017	$2,004,313	$116,781	5.8%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the method utilized in valuing the investments. Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2016, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global MultiAsset Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Indexlinked notes, and may invest in other commoditylinked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commoditylinked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global MultiAsset Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global MultiAsset Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global MultiAsset Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global MultiAsset Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

As of June 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO All Asset Fund	$18,873,836	$727,617	$(568,863)	$158,754
PIMCO All Asset All Authority Fund	12,441,967	522,341	(1,561,946)	(1,039,605)
PIMCO California Intermediate Municipal Bond Fund	130,509	5,776	(139)	5,637
PIMCO California Municipal Bond Fund	13,332	559	(10)	549
PIMCO California Short Duration Municipal Income Fund	146,273	785	(92)	693
PIMCO Capital Securities and Financials Fund	115,861	4,869	(32)	4,837
PIMCO CommoditiesPLUS® Strategy Fund	3,024,079	10,697	(7,240)	3,457
PIMCO CommodityRealReturn Strategy Fund®	9,856,669	41,091	(981,320)	(940,229)
PIMCO Credit Absolute Return Fund	411,109	9,511	(3,561)	5,950
PIMCO Diversified Income Fund	3,003,494	107,595	(86,411)	21,184
PIMCO Emerging Local Bond Fund	4,363,118	97,622	(502,578)	(404,956)
PIMCO Emerging Markets Bond Fund	1,891,539	59,362	(89,739)	(30,377)
PIMCO Emerging Markets Corporate Bond Fund	146,566	4,479	(8,040)	(3,561)
PIMCO Emerging Markets Currency Fund	4,167,988	0	(63,555)	(63,555)
PIMCO Emerging Markets Full Spectrum Bond Fund	411,735	7,294	(42,853)	(35,559)
PIMCO Extended Duration Fund	1,580,640	53,055	(16,190)	36,865
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	9,818,589	304,385	(133,632)	170,753
PIMCO Foreign Bond Fund (Unhedged)	1,440,254	53,119	(37,163)	15,956
PIMCO Global Advantage® Strategy Bond Fund	550,155	15,757	(13,516)	2,241
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	942,144	24,953	(11,704)	13,249
PIMCO Global Bond Fund (Unhedged)	480,125	16,349	(10,512)	5,837
PIMCO Global Multi-Asset Fund	650,695	4,475	(3,666)	809
PIMCO GNMA Fund	1,309,161	5,921	(19,398)	(13,477)
PIMCO Government Money Market Fund	902,747	0	0	0
PIMCO High Yield Fund	10,368,308	414,480	(94,107)	320,373
PIMCO High Yield Municipal Bond Fund	826,546	44,654	(8,185)	36,469
PIMCO High Yield Spectrum Fund	1,286,602	58,213	(40,330)	17,883
PIMCO Income Fund	103,316,290	3,813,999	(1,530,579)	2,283,420
PIMCO Inflation Response Multi-Asset Fund	1,478,653	21,636	(37,752)	(16,116)
PIMCO Investment Grade Corporate Bond Fund	11,515,988	293,397	(99,287)	194,110
PIMCO Long Duration Total Return Fund	3,761,250	210,910	(42,597)	168,313
PIMCO Long-Term Credit Fund	3,407,857	143,935	(36,912)	107,023
PIMCO Long-Term U.S. Government Fund	2,041,279	42,034	(16,988)	25,046
PIMCO Low Duration ESG Fund	203,029	2,654	(1,506)	1,148
PIMCO Low Duration Fund	11,827,514	149,816	(68,248)	81,568
PIMCO Low Duration Fund II	428,368	1,831	(1,043)	788
PIMCO Low Duration Income Fund	782,172	12,776	(41,374)	(28,598)
PIMCO Moderate Duration Fund	1,525,545	36,752	(15,822)	20,930
PIMCO Mortgage Opportunities Fund	4,175,342	110,345	(42,898)	67,447
PIMCO Mortgage-Backed Securities Fund	325,117	4,118	(2,608)	1,510
PIMCO Multi-Strategy Alternative Fund	106,908	1,204	(776)	428
PIMCO Municipal Bond Fund	619,304	43,777	(414)	43,363
PIMCO National Intermediate Municipal Bond Fund	62,405	2,355	(45)	2,310
PIMCO New York Municipal Bond Fund	186,222	11,504	(16)	11,488
PIMCO RAE Fundamental Advantage PLUS Fund	503,035	9,988	(4,133)	5,855
PIMCO RAE Fundamental PLUS EMG Fund	1,368,056	40,461	(7,184)	33,277
PIMCO RAE Fundamental PLUS Fund	1,746,350	32,514	(10,440)	22,074
PIMCO RAE Fundamental PLUS International Fund	1,184,905	18,199	(9,654)	8,545
PIMCO RAE Fundamental PLUS Small Fund	83,865	1,980	(1,868)	112
PIMCO RAE Low Volatility PLUS EMG Fund	2,890,973	47,117	(19,436)	27,681
PIMCO RAE Low Volatility PLUS Fund	172,982	2,081	(2,219)	(138)
PIMCO RAE Low Volatility PLUS International Fund	855,254	14,568	(9,984)	4,584
PIMCO RAE Worldwide Long/Short PLUS Fund	856,016	13,068	(9,019)	4,049
PIMCO Real Return Asset Fund	445,880	2,129	(9,916)	(7,787)
PIMCO Real Return Fund	15,921,386	90,483	(167,131)	(76,648)
PIMCO Real Return Limited Duration Fund	11,733	11	(106)	(95)
PIMCO RealEstateRealReturn Strategy Fund	2,603,880	30,046	(34,230)	(4,184)
PIMCO REALPATH® 2020 Fund	32,983	1,633	(104)	1,529
PIMCO REALPATH® 2025 Fund	32,244	1,931	(80)	1,851
PIMCO REALPATH® 2030 Fund	39,140	3,353	(84)	3,269
PIMCO REALPATH® 2035 Fund	23,721	2,387	(34)	2,353
PIMCO REALPATH® 2040 Fund	24,476	2,633	(32)	2,601
PIMCO REALPATH® 2045 Fund	15,966	1,804	(20)	1,784
PIMCO REALPATH® 2050 Fund	24,536	2,806	(32)	2,774
PIMCO REALPATH® 2055 Fund	3,788	382	(7)	375
PIMCO REALPATH® Income Fund	33,265	1,108	(193)	915
PIMCO Senior Floating Rate Fund	1,752,354	10,974	(6,385)	4,589
PIMCO Short Asset Investment Fund	1,744,002	2,258	(469)	1,789
PIMCO Short Duration Municipal Income Fund	191,911	1,188	(163)	1,025
PIMCO Short-Term Fund	15,266,138	100,372	(39,914)	60,458
PIMCO StocksPLUS® Absolute Return Fund	1,452,848	19,795	(5,238)	14,557
PIMCO StocksPLUS® Fund	895,143	7,996	(4,642)	3,354
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	3,111,468	42,336	(17,349)	24,987
PIMCO StocksPLUS® International Fund (Unhedged)	1,655,219	21,220	(7,769)	13,451
PIMCO StocksPLUS® Long Duration Fund	761,650	29,313	(9,266)	20,047
PIMCO StocksPLUS® Short Fund	2,514,194	52,950	(12,051)	40,899
PIMCO StocksPLUS® Small Fund	1,115,370	15,937	(6,051)	9,886
PIMCO Total Return ESG Fund	1,584,089	20,777	(9,889)	10,888
PIMCO Total Return Fund	104,984,057	1,598,398	(917,866)	680,532
PIMCO Total Return Fund II	852,600	14,840	(2,879)	11,961
PIMCO Total Return Fund IV	1,934,984	17,890	(21,614)	(3,724)
PIMCO TRENDS Managed Futures Strategy Fund	300,084	0	(637)	(637)
PIMCO Unconstrained Bond Fund	3,852,097	240,913	(94,927)	145,986
PIMCO Unconstrained Tax Managed Bond Fund	117,543	8,809	(491)	8,318
PIMCO Asset-Backed Securities Portfolio	4,161,935	104,429	(30,159)	74,270
PIMCO Emerging Markets Portfolio	628,191	10,432	(10,816)	(384)
PIMCO High Yield Portfolio	649,367	42,362	(16,056)	26,306
PIMCO International Portfolio	739,791	11,355	(10,193)	1,162
PIMCO Investment Grade Corporate Portfolio	1,619,878	57,947	(15,242)	42,705
PIMCO Long Duration Corporate Bond Portfolio	20,994,036	1,280,326	(175,766)	1,104,560
PIMCO Low Duration Portfolio	459,318	1,273	(588)	685
PIMCO Moderate Duration Portfolio	1,909,054	6,119	(5,879)	240
PIMCO Mortgage Portfolio	4,726,329	43,830	(52,367)	(8,537)
PIMCO Municipal Sector Portfolio	120,140	14,836	(4)	14,832
PIMCO Real Return Portfolio	725,641	3,904	(6,757)	(2,853)
PIMCO Short-Term Floating NAV Portfolio II	4,819,577	926	(707)	219
PIMCO Short-Term Floating NAV Portfolio III	23,333,078	61,883	(122,081)	(60,198)
PIMCO Short-Term Floating Nav Portfolio IV	2,137,775	1,389	(2,640)	(1,251)
PIMCO Short-Term Portfolio	548,399	11,900	(10,014)	1,886
PIMCO U.S. Government Sector Portfolio	2,097,578	36,008	(45,286)	(9,278)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2017 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$607,256	$243,188	$(4,984)	$(433)	$(73,854)	$771,173	$35,212	$0
PIMCO CommodityRealReturn Strategy Fund®	105,010	112,617	(3,955)	(68)	(13,843)	199,761	5,491	0
PIMCO Diversified Income Fund	102,641	986	(76,806)	3,334	(1,661)	28,494	986	0
PIMCO Emerging Local Bond Fund	1,337,665	18,927	(91,700)	(32,178)	52,549	1,285,263	18,927	0
PIMCO Emerging Markets Currency Fund	2,610,543	34,834	(46,623)	(6,623)	32,583	2,624,714	17,095	0
PIMCO Extended Duration Fund	424,626	109,008	(8,719)	(199)	29,466	554,182	3,516	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	23,587	0	(23,756)	(5,290)	5,459	0	0	0
PIMCO Government Money Market Fund	71,004	488,646	(489,643)	0	0	70,007	116	0
PIMCO High Yield Fund	353,746	10,390	(175,161)	14,722	(11,812)	191,885	2,993	0
PIMCO High Yield Spectrum Fund	765,616	7,756	(304,902)	(12,372)	19,010	475,108	7,756	0
PIMCO Income Fund	1,215,313	61,623	(29,010)	82	11,032	1,259,040	16,789	0
PIMCO Investment Grade Corporate Bond Fund	611,314	15,520	(16,454)	(281)	10,904	621,003	5,899	0
PIMCO Long Duration Total Return Fund	214,262	28,389	(4,318)	(311)	8,969	246,991	2,313	0
PIMCO Long-Term Credit Fund	21,758	7,917	(30,445)	4,011	(3,241)	0	280	0
PIMCO Long-Term U.S. Government Fund	789,433	38,000	(14,647)	(956)	29,379	841,209	5,335	0
PIMCO Low Duration Fund	425,617	546,975	(332,100)	(114)	44	640,422	2,566	0
PIMCO Mortgage Opportunities Fund	135,362	2,441	(2,708)	43	1,313	136,451	1,087	0
PIMCO RAE Fundamental Advantage PLUS Fund	243,006	70,336	(4,460)	(146)	(5,407)	303,329	1,540	0
PIMCO RAE Fundamental Emerging Markets Fund	752,689	96,489	0	0	320	849,498	0	0
PIMCO RAE Fundamental PLUS EMG Fund	601,956	117,886	0	0	(15,951)	703,891	19,796	0
PIMCO RAE Fundamental PLUS International Fund	543,221	92,891	(5,725)	(466)	26,518	656,439	10,240	0
PIMCO RAE Low Volatility PLUS EMG Fund	2,122,183	30,375	(391,764)	(17,589)	31,769	1,774,974	30,376	0
PIMCO RAE Low Volatility PLUS Fund	47,397	254	0	0	298	47,949	253	0
PIMCO RAE Low Volatility PLUS International Fund	933,502	5,442	(494,208)	25,156	6,087	475,979	5,442	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	207,383	0	(205,489)	(5,390)	3,496	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	949,669	10,269	(373,884)	10,603	(14,711)	581,946	10,270	0
PIMCO Real Return Asset Fund	80,324	9,829	(4,894)	(23)	(1,212)	84,024	778	0
PIMCO Real Return Fund	613,148	77,596	(11,683)	(177)	(6,785)	672,099	5,187	0
PIMCO RealEstateRealReturn Strategy Fund	326,989	277,183	0	0	2,163	606,335	2,034	0
PIMCO Senior Floating Rate Fund	469,747	255,973	0	0	(1,077)	724,643	5,893	0
PIMCO Short-Term Floating NAV Portfolio III	11	117,307	(109,600)	(1)	0	7,717	7	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	552,072	13,058	(10,113)	61	4,765	559,843	13,058	0
PIMCO StocksPLUS® International Fund (Unhedged)	75,867	59,275	0	0	3,511	138,653	874	0
PIMCO Total Return Fund	483,789	358,776	(4,295)	(278)	6,889	844,881	5,343	0
PIMCO TRENDS Managed Futures Strategy Fund	54,676	0	0	0	(993)	53,683	0	0
Totals	$18,872,382	$3,320,156	$(3,272,046)	$(24,883)	$135,977	$19,031,586	$237,452	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$343,642	$104,223	$(2,681)	$(129)	$(38,548)	$406,507	$18,458	$0
PIMCO CommodityRealReturn Strategy Fund®	54,073	36,785	(4,336)	(148)	(5,044)	81,330	2,130	0
PIMCO Credit Absolute Return Fund	18,281	205	(1,804)	43	32	16,757	205	0
PIMCO Diversified Income Fund	94,666	839	(54,793)	1,763	(512)	41,963	839	0
PIMCO Emerging Local Bond Fund	632,262	8,953	(56,057)	(17,443)	27,094	594,809	8,953	0
PIMCO Emerging Markets Currency Fund	1,054,287	9,428	(17,235)	(1,727)	12,169	1,056,922	6,876	0
PIMCO Extended Duration Fund	232,118	7,089	(48,246)	(3,392)	14,788	202,357	1,502	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	19,219	0	(19,357)	(4,310)	4,448	0	0	0
PIMCO Government Money Market Fund	35,002	298,389	(298,388)	0	0	35,003	58	0
PIMCO High Yield Fund	206,971	5,645	(95,541)	9,031	(7,284)	118,822	1,796	0
PIMCO High Yield Spectrum Fund	454,281	6,793	(171,883)	(7,369)	11,547	293,369	4,814	0
PIMCO Income Fund	555,596	100,904	(10,927)	(1)	5,255	650,827	8,033	0
PIMCO Investment Grade Corporate Bond Fund	274,362	5,625	(112,809)	(3,083)	6,378	170,473	1,816	0
PIMCO Long Duration Total Return Fund	92,339	4,907	(5,912)	(532)	3,893	94,695	913	0
PIMCO Long-Term Credit Fund	2,043	17	(2,121)	364	(303)	0	20	0
PIMCO Long-Term U.S. Government Fund	443,263	5,088	(169,345)	(3,587)	18,306	293,725	2,688	0
PIMCO Low Duration Fund	184,768	208,948	(122,123)	2	36	271,631	1,131	0
PIMCO Mortgage Opportunities Fund	71,630	570	(1,745)	25	689	71,169	571	0
PIMCO RAE Fundamental Advantage PLUS Fund	104,204	609	(2,076)	25	(2,567)	100,195	609	0
PIMCO RAE Fundamental Emerging Markets Fund	367,949	37,701	0	0	43	405,693	0	0
PIMCO RAE Fundamental International Fund	0	64,051	0	0	63	64,114	0	0
PIMCO RAE Fundamental PLUS EMG Fund	410,517	41,822	0	0	(10,037)	442,302	12,493	0
PIMCO RAE Fundamental PLUS International Fund	346,305	102,443	0	0	17,152	465,900	6,646	0
PIMCO RAE Low Volatility PLUS EMG Fund	962,450	13,063	(214,586)	(6,636)	13,020	767,311	13,063	0
PIMCO RAE Low Volatility PLUS Fund	134,537	543	(32,793)	4,931	(4,425)	102,793	543	0
PIMCO RAE Low Volatility PLUS International Fund	535,249	4,163	(205,765)	11,347	10,701	355,695	4,163	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	87,751	0	(86,949)	(83)	(719)	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	366,999	3,771	(139,240)	4,708	(5,962)	230,276	3,772	0
PIMCO Real Return Asset Fund	39,123	4,298	(4,806)	139	(686)	38,068	352	0
PIMCO Real Return Fund	212,556	5,372	(6,873)	(94)	(2,183)	208,778	1,675	0
PIMCO RealEstateRealReturn Strategy Fund	245,440	155,277	(2,603)	(109)	2,050	400,055	1,372	0
PIMCO Senior Floating Rate Fund	344,446	64,068	0	0	(496)	408,018	3,661	0
PIMCO Short-Term Floating NAV Portfolio III	633	35,502	(36,020)	1	0	116	2	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	310,610	7,346	(7,002)	42	2,689	313,685	7,347	0
PIMCO StocksPLUS® International Fund (Unhedged)	90,701	60,387	0	0	5,723	156,811	1,265	0
PIMCO StocksPLUS® Short Fund	1,795,161	411,381	(15,790)	(1,463)	(52,669)	2,136,620	11,057	0
PIMCO Total Return Fund	229,066	126,420	(2,419)	(92)	2,878	355,853	2,079	0
PIMCO TRENDS Managed Futures Strategy Fund	49,784	0	0	0	(904)	48,880	0	0
Totals	$11,402,284	$1,942,625	$(1,952,225)	$(17,777)	$26,615	$11,401,522	$130,902	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$183,882	$12,616	$0	$0	$3,035	$199,533	$2,813	$0
PIMCO Emerging Markets Bond Fund	97,339	1,481	(5,954)	(35)	706	93,537	1,230	0
PIMCO Emerging Markets Corporate Bond Fund	82,174	883	(4,300)	(273)	377	78,861	883	0
PIMCO Short-Term Floating NAV Portfolio III	3,635	3,511	(3,500)	0	0	3,646	11	0
Totals	$367,030	$18,491	$(13,754)	$(308)	$4,118	$375,577	$4,937	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$14,190	$225	$0	$0	$293	$14,708	$225	$0
PIMCO Diversified Income Active Exchange-Traded Fund	6,561	0	(6,570)	(1)	10	0	0	0
PIMCO EqS® Long/Short Fund	0	11,274	0	0	225	11,499	0	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	11,357	0	(11,439)	(1,037)	1,119	0	0	0
PIMCO Income Fund	41,352	566	0	0	373	42,291	565	0
PIMCO Mortgage Opportunities Fund	23,766	191	0	0	239	24,196	192	0
PIMCO RAE Fundamental PLUS Fund	19,290	323	0	0	(238)	19,375	324	0
PIMCO Real Return Limited Duration Fund	2,012	15	0	0	(25)	2,002	12	0
PIMCO Short-Term Floating NAV Portfolio III	3,118	72,014	(70,900)	2	0	4,234	14	0
PIMCO TRENDS Managed Futures Strategy Fund	7,152	0	(7,168)	(443)	459	0	0	0
Totals	$128,798	$84,608	$(96,077)	$(1,479)	$2,455	$118,305	$1,332	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Currency Fund	$113,846	$746	$0	$0	$1,132	$115,724	$747	$0
PIMCO Short-Term Floating NAV Portfolio III	140	46,305	(28,500)	0	0	17,945	5	0
Totals	$113,986	$47,051	$(28,500)	$0	$1,132	$133,669	$752	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$0	$1,702	$0	$0	$(62)	$1,640	$75	$0
PIMCO Credit Absolute Return Fund	28,112	401	(11,206)	461	(267)	17,501	194	0
PIMCO EqS® Long/Short Fund	10,429	3,298	0	0	364	14,091	0	0
PIMCO Mortgage Opportunities Fund	21,841	358	(8,153)	2	193	14,241	151	0
PIMCO RAE Worldwide Long/Short PLUS Fund	9,297	6,549	0	0	(166)	15,680	254	0
PIMCO RealEstateRealReturn Strategy Fund	0	2,686	0	0	17	2,703	9	0
PIMCO Short-Term Floating NAV Portfolio III	14,581	12,445	(14,200)	(1)	0	12,825	45	0
PIMCO TRENDS Managed Futures Strategy Fund	10,437	4,546	0	0	(294)	14,689	0	0
PIMCO Unconstrained Bond Fund	1,020	2,248	0	0	16	3,284	9	0
Totals	$95,717	$34,233	$(33,559)	$462	$(199)	$96,654	$737	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO RealPath® 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$752	$66	$(85)	$2	$(51)	$684	$19	$0
PIMCO Emerging Local Bond Fund	841	11	(80)	1	13	786	12	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,710	5	(147)	(1)	4	1,571	5	0
PIMCO High Yield Fund	1,696	21	(172)	10	8	1,563	20	0
PIMCO Income Fund	4,450	138	(561)	18	19	4,064	57	0
PIMCO Long Duration Total Return Fund	1,233	12	(130)	(10)	52	1,157	11	0
PIMCO Long-Term Credit Fund	1,234	15	(133)	4	37	1,157	15	0
PIMCO Real Return Asset Fund	2,560	23	(265)	(3)	(32)	2,283	22	0
PIMCO Real Return Fund	2,791	60	(347)	(13)	(15)	2,476	21	0
PIMCO RealEstateRealReturn Strategy Fund	1,078	3	(94)	(1)	6	992	3	0
PIMCO Short-Term Floating NAV Portfolio III	7,113	3,519	(5,500)	0	0	5,132	20	0
PIMCO StocksPLUS® Fund	9,253	169	(1,157)	13	222	8,500	33	0
PIMCO Total Return Fund	2,756	62	(342)	(17)	45	2,504	18	0
PIMCO Short-Term Fund	0	1,151	(1,151)	0	0	0	1	0
Totals	$37,467	$5,255	$(10,164)	$3	$308	$32,869	$257	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO RealPath® 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$747	$62	$(87)	$(1)	$(47)	$674	$19	$0
PIMCO Emerging Local Bond Fund	769	11	(88)	1	11	704	11	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	862	4	(90)	0	1	777	2	0
PIMCO High Yield Fund	1,552	18	(186)	(4)	21	1,401	18	0
PIMCO Income Fund	3,525	44	(435)	17	13	3,164	45	0
PIMCO Long Duration Total Return Fund	1,453	13	(214)	(23)	72	1,301	13	0
PIMCO Long-Term Credit Fund	1,454	17	(220)	8	40	1,299	17	0
PIMCO Real Return Asset Fund	2,927	25	(392)	(3)	(35)	2,522	25	0
PIMCO Real Return Fund	1,411	12	(167)	1	(16)	1,241	10	0
PIMCO RealEstateRealReturn Strategy Fund	1,309	4	(166)	7	(1)	1,153	4	0
PIMCO Short-Term Floating NAV Portfolio III	8,913	5,422	(9,600)	(1)	0	4,734	21	0
PIMCO StocksPLUS® Fund	11,021	38	(1,467)	18	260	9,870	39	0
PIMCO Total Return Fund	1,973	13	(218)	1	19	1,788	13	0
PIMCO Short-Term Fund	0	2,958	(2,958)	0	0	0	1	0
Totals	$37,916	$8,641	$(16,288)	$21	$338	$30,628	$238	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO RealPath® 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$929	$80	$(139)	$5	$(64)	$811	$22	$0
PIMCO Emerging Local Bond Fund	957	13	(137)	1	13	847	13	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	546	1	(73)	1	0	475	1	0
PIMCO High Yield Fund	1,929	23	(288)	(6)	27	1,685	23	0
PIMCO Income Fund	3,780	109	(534)	21	10	3,386	47	0
PIMCO Long Duration Total Return Fund	1,446	12	(220)	(17)	65	1,286	13	0
PIMCO Long-Term Credit Fund	1,447	17	(224)	7	39	1,286	17	0
PIMCO Real Return Asset Fund	2,913	101	(438)	(6)	(34)	2,536	25	0
PIMCO Real Return Fund	886	7	(129)	1	(10)	755	7	0
PIMCO RealEstateRealReturn Strategy Fund	1,806	61	(247)	2	5	1,627	6	0
PIMCO Short-Term Floating NAV Portfolio III	8,363	4,225	(5,000)	0	0	7,588	25	0
PIMCO StocksPLUS® Fund	15,765	255	(2,266)	26	366	14,146	55	0
PIMCO Total Return Fund	1,851	13	(258)	1	17	1,624	12	0
PIMCO Short-Term Fund	0	952	(952)	0	0	0	0	0
Totals	$42,618	$5,869	$(10,905)	$36	$434	$38,052	$266	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO RealPath® 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$747	$13	$(205)	$12	$(52)	$515	$14	$0
PIMCO Emerging Local Bond Fund	723	10	(221)	2	8	522	8	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	325	2	(96)	3	(3)	231	1	0
PIMCO High Yield Fund	1,458	14	(450)	4	12	1,038	15	0
PIMCO Income Fund	2,518	29	(800)	32	(14)	1,765	28	0
PIMCO Long Duration Total Return Fund	825	7	(257)	(11)	35	599	7	0
PIMCO Long-Term Credit Fund	826	9	(259)	8	15	599	9	0
PIMCO Real Return Asset Fund	1,321	10	(404)	6	(22)	911	10	0
PIMCO Real Return Fund	523	4	(158)	1	(6)	364	3	0
PIMCO RealEstateRealReturn Strategy Fund	1,574	3	(470)	24	(23)	1,108	4	0
PIMCO Short-Term Floating NAV Portfolio III	8,195	4,320	(7,200)	0	0	5,315	20	0
PIMCO StocksPLUS® Fund	13,706	79	(4,440)	512	(203)	9,654	38	0
PIMCO Total Return Fund	1,060	6	(318)	1	9	758	6	0
PIMCO Short-Term Fund	0	2,862	(2,862)	0	0	0	1	0
Totals	$33,801	$7,368	$(18,140)	$594	$(244)	$23,379	$164	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO RealPath® 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$911	$78	$(419)	$28	$(73)	$525	$14	$0
PIMCO Emerging Local Bond Fund	787	9	(335)	38	(27)	472	9	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	391	1	(171)	6	(5)	222	1	0
PIMCO High Yield Fund	1,651	15	(743)	(47)	64	940	15	0
PIMCO Income Fund	2,574	25	(1,143)	47	(30)	1,473	25	0
PIMCO Long Duration Total Return Fund	802	5	(355)	(33)	54	473	6	0
PIMCO Long-Term Credit Fund	803	7	(357)	11	9	473	7	0
PIMCO Real Return Asset Fund	1,174	8	(521)	9	(22)	648	8	0
PIMCO Real Return Fund	622	4	(276)	2	(7)	345	4	0
PIMCO RealEstateRealReturn Strategy Fund	2,144	34	(945)	21	(26)	1,228	4	0
PIMCO Short-Term Floating NAV Portfolio III	11,866	3,125	(8,800)	0	0	6,191	25	0
PIMCO StocksPLUS® Fund	18,819	98	(8,534)	1,239	(860)	10,762	42	0
PIMCO Total Return Fund	922	6	(409)	(1)	8	526	5	0
PIMCO Short-Term Fund	0	3,983	(3,983)	0	0	0	2	0
Totals	$43,466	$7,398	$(26,991)	$1,320	$(915)	$24,278	$167	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO RealPath® 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$950	$9	$(575)	$18	$(55)	$347	$10	$0
PIMCO Emerging Local Bond Fund	704	5	(449)	42	(33)	269	6	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	352	0	(220)	8	(7)	133	1	0
PIMCO High Yield Fund	1,412	12	(900)	(25)	38	537	11	0
PIMCO Income Fund	2,017	16	(1,306)	53	(42)	738	16	0
PIMCO Long Duration Total Return Fund	573	4	(367)	(29)	41	222	3	0
PIMCO Long-Term Credit Fund	574	5	(369)	12	0	222	4	0
PIMCO Real Return Asset Fund	1,036	6	(653)	21	(31)	379	6	0
PIMCO Real Return Fund	571	3	(360)	3	(7)	210	3	0
PIMCO RealEstateRealReturn Strategy Fund	2,248	25	(1,413)	69	(82)	847	3	0
PIMCO Short-Term Floating NAV Portfolio III	11,836	3,919	(11,300)	0	0	4,455	20	0
PIMCO StocksPLUS® Fund	19,739	227	(12,826)	1,827	(1,483)	7,484	29	0
PIMCO Total Return Fund	572	2	(361)	(1)	5	217	3	0
PIMCO Short-Term Fund	0	2,667	(2,667)	0	0	0	1	0
Totals	$42,584	$6,900	$(33,766)	$1,998	$(1,656)	$16,060	$116	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO RealPath® 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,232	$105	$(757)	$43	$(95)	$528	$14	$0
PIMCO Emerging Local Bond Fund	894	8	(526)	58	(47)	387	8	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	447	1	(258)	9	(8)	191	1	0
PIMCO High Yield Fund	1,792	15	(1,052)	(30)	47	772	14	0
PIMCO Income Fund	2,368	20	(1,408)	50	(36)	994	20	0
PIMCO Long Duration Total Return Fund	643	4	(380)	(19)	33	281	4	0
PIMCO Long-Term Credit Fund	643	6	(382)	11	3	281	5	0
PIMCO Real Return Asset Fund	1,284	8	(745)	6	(19)	534	8	0
PIMCO Real Return Fund	742	4	(432)	4	(9)	309	4	0
PIMCO RealEstateRealReturn Strategy Fund	3,095	48	(1,791)	66	(81)	1,337	4	0
PIMCO Short-Term Floating NAV Portfolio III	15,913	2,630	(11,600)	(1)	1	6,943	31	0
PIMCO StocksPLUS® Fund	27,039	508	(16,354)	2,633	(2,141)	11,685	45	0
PIMCO Total Return Fund	606	3	(366)	(1)	5	247	3	0
PIMCO Short-Term Fund	0	3,964	(3,964)	0	0	0	2	0
Totals	$56,698	$7,324	$(40,015)	$2,829	$(2,347)	$24,489	$163	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO RealPath® 2055 Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$97	$13	$(21)	$(1)	$(5)	$83	$2	$0
PIMCO Emerging Local Bond Fund	70	1	(11)	1	0	61	1	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	35	0	(5)	0	0	30	0	0
PIMCO High Yield Fund	141	8	(29)	(1)	2	121	2	0
PIMCO Income Fund	186	13	(43)	0	1	157	2	0
PIMCO Long Duration Total Return Fund	51	0	(9)	(1)	3	44	1	0
PIMCO Long-Term Credit Fund	51	1	(9)	0	1	44	1	0
PIMCO Real Return Asset Fund	101	0	(15)	0	(1)	85	1	0
PIMCO Real Return Fund	58	0	(8)	0	(1)	49	0	0
PIMCO RealEstateRealReturn Strategy Fund	243	14	(51)	1	0	207	1	0
PIMCO Short-Term Floating NAV Portfolio III	1,173	603	(800)	0	0	976	3	0
PIMCO StocksPLUS® Fund	2,127	126	(483)	10	43	1,823	7	0
PIMCO Total Return Fund	49	0	(11)	0	1	39	0	0
PIMCO Short-Term Fund	0	450	(450)	0	0	0	0	0
Totals	$4,382	$1,229	$(1,945)	$9	$44	$3,719	$21	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

PIMCO RealPath® Income Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$748	$17	$(51)	$4	$(51)	$667	$18	$0
PIMCO Emerging Local Bond Fund	953	14	(111)	1	14	871	13	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,347	6	(249)	(1)	6	2,109	6	0
PIMCO High Yield Fund	1,920	22	(231)	14	7	1,732	23	0
PIMCO Income Fund	5,149	64	(589)	22	21	4,667	65	0
PIMCO Long Duration Total Return Fund	913	8	(115)	(12)	43	837	8	0
PIMCO Long-Term Credit Fund	914	11	(117)	3	26	837	11	0
PIMCO Real Return Asset Fund	2,031	18	(251)	(3)	(24)	1,771	18	0
PIMCO Real Return Fund	3,794	29	(427)	(21)	(17)	3,358	28	0
PIMCO RealEstateRealReturn Strategy Fund	959	3	(102)	(1)	5	864	3	0
PIMCO Short-Term Floating NAV Portfolio III	6,317	3,417	(4,900)	0	0	4,834	17	0
PIMCO StocksPLUS® Fund	8,223	30	(981)	10	195	7,477	29	0
PIMCO Total Return Fund	3,230	22	(373)	(25)	57	2,911	21	0
PIMCO Short-Term Fund	0	998	(998)	0	0	0	1	0
Totals	$37,498	$4,659	$(9,495)	$(9)	$282	$32,935	$261	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended June 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$5,544	$11,629	$(9,800)	$0	$0	$7,373	$29	$0
PIMCO California Municipal Bond Fund	919	1,902	(2,500)	0	0	321	2	0
PIMCO California Short Duration Municipal Income Fund	4,958	31,517	(26,100)	0	0	10,375	17	0
PIMCO Capital Securities and Financials Fund	13,011	34	(12,900)	1	(1)	145	34	0
PIMCO CommoditiesPLUS® Strategy Fund	663,865	346,288	(632,300)	(14)	2	377,841	2,087	0
PIMCO CommodityRealReturn Strategy fund®	129,546	371,451	(480,700)	10	0	20,307	50	0
PIMCO Credit Absolute Return Fund	117,651	36,465	(56,600)	(5)	3	97,514	365	0
PIMCO Diversified Income Fund	20,925	278,338	(191,000)	0	1	108,264	137	0
PIMCO Emerging Local Bond Fund	67,202	861,014	(639,800)	(28)	1	288,389	714	0
PIMCO Emerging Markets Bond Fund	96,631	221,099	(298,400)	4	(2)	19,332	199	0
PIMCO Emerging Markets Corporate Bond Fund	1,759	21,113	(15,900)	0	0	6,972	12	0
PIMCO Emerging Markets Currency Fund	451,886	1,537,546	(644,300)	(42)	2	1,345,092	3,946	0
PIMCO Extended Duration Fund	1,069	48,004	(47,600)	0	0	1,473	4	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	264	662,614	(662,700)	28	0	206	114	0
PIMCO Foreign Bond Fund (Unhedged)	26	36,705	(36,600)	0	0	131	5	0
PIMCO Global Advantage® Strategy Bond Fund	7,312	46,608	(51,000)	1	(1)	2,920	8	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	1,680	63,524	(65,101)	3	0	106	24	0
PIMCO Global Bond Fund(Unhedged)	27,662	44,517	(69,150)	1	(3)	3,027	16	0
PIMCO GNMA Fund	140	162,580	(162,500)	(3)	0	217	80	0
PIMCO High Yield Fund	1,172,372	1,019,963	(679,800)	(22)	7	1,512,520	4,662	0
PIMCO High Yield Municipal Bond Fund	46,091	195,293	(216,800)	4	(2)	24,586	193	0
PIMCO High Yield Spectrum Fund	200,620	355,821	(396,900)	(3)	(3)	159,535	522	0
PIMCO Income Fund	712,019	8,995,998	(9,474,700)	(15)	12	233,314	1,197	0
PIMCO Investment Grade Corporate Bond Fund	284,181	734,727	(1,018,500)	17	(21)	404	126	0
PIMCO Long Duration Total Return Fund	54,464	108,724	(118,100)	(1)	1	45,088	24	0
PIMCO Long-Term Credit Fund	103,208	411,987	(508,100)	(8)	0	7,087	87	0
PIMCO Long-Term U.S. Government Fund	25,229	284,973	(250,800)	2	5	59,409	74	0
PIMCO Low Duration ESG Fund	37,880	2,134	(40,016)	1	1	0	47	0
PIMCO Low Duration Fund	1,196,732	2,164,071	(2,380,700)	(17)	22	980,108	2,771	0
PIMCO Low Duration Fund II	115,090	38,396	(67,600)	(3)	3	85,886	295	0
PIMCO Moderate Duration Fund	83,200	140,964	(184,900)	(3)	2	39,263	64	0
PIMCO Mortgage Opportunities Fund	345,996	394,985	(378,400)	(11)	7	362,577	1,185	0
PIMCO Mortgage-Backed Securities Fund	9,678	28,916	(38,400)	0	0	194	16	0
PIMCO Municipal Bond Fund	25,089	94,594	(93,300)	(2)	0	26,381	94	0
PIMCO National Intermediate Municipal Bond Fund	4,980	3,215	(4,200)	0	0	3,995	15	0
PIMCO New York Municipal Bond Fund	6,308	23,728	(23,699)	(1)	0	6,336	29	0
PIMCO Low Duration Income Fund	5,550	145,753	(102,200)	(1)	4	49,106	52	0
PIMCO RAE Fundamental Advantage PLUS Fund	85,977	110,755	(59,163)	0	2	137,571	355	0
PIMCO RAE Fundamental PLUS EMG Fund	92,785	503,392	(364,200)	0	1	231,978	493	0
PIMCO RAE Fundamental PLUS Fund	490,927	324,149	(386,431)	(2)	18	428,661	1,449	0
PIMCO RAE Fundamental PLUS International Fund	294,362	302,946	(215,667)	(1)	(1)	381,639	1,046	0
PIMCO RAE Fundamental PLUS Small Fund	23,831	18,474	(17,717)	0	1	24,589	74	0
PIMCO RAE Low Volatility PLUS EMG Fund	538,508	782,182	(1,246,800)	42	2	73,934	682	0
PIMCO RAE Low Volatility PLUS Fund	55,360	47,743	(57,600)	1	3	45,507	143	0
PIMCO RAE Low Volatility PLUS International Fund	434,149	434,094	(828,000)	37	(7)	40,273	694	0
PIMCO RAE Worldwide Long/Short PLUS Fund	96,876	7,377	(41,400)	(5)	5	62,853	277	0
PIMCO Real Return Asset Fund	190	25,503	(24,100)	0	0	1,593	2	0
PIMCO Real Return Fund	720	336,327	(316,401)	6	0	20,652	27	0
PIMCO Real Return Limited Duration Fund	103	1,101	(1,100)	0	0	104	1	0
PIMCO RealEstateRealReturn Strategy Fund	26,633	58,907	(85,400)	(1)	0	139	7	0
PIMCO Senior Floating Rate Fund	167,457	341,829	(228,800)	(9)	5	280,482	828	0
PIMCO Short Asset Investment Fund	214,565	903,393	(1,114,200)	26	(10)	3,774	193	0
PIMCO Short Duration Municipal Income Fund	6,693	33,033	(28,000)	0	0	11,726	33	0
PIMCO Short-Term Fund	561,284	3,020,582	(2,327,200)	90	(7)	1,254,749	2,481	0
PIMCO StocksPLUS® Absolute Return Fund	467,116	236,155	(242,175)	(18)	20	461,098	1,356	0
PIMCO StocksPLUS® Fund	48,271	342,041	(320,600)	7	3	69,722	242	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	327,369	643,030	(591,200)	5	15	379,219	1,230	0
PIMCO StocksPLUS® International Fund (Unhedged)	384,690	343,244	(256,012)	(18)	14	471,918	1,343	0
PIMCO StocksPLUS® Long Duration Fund	21,331	34,504	(55,601)	1	0	235	3	0
PIMCO StocksPLUS® Short Fund	467,631	535,911	(318,866)	(15)	16	684,677	1,912	0
PIMCO StocksPLUS® Small Fund	333,663	207,115	(190,157)	(17)	18	350,622	1,015	0
PIMCO Total Return ESG Fund	68,726	65,359	(134,085)	(3)	3	0	63	0
PIMCO Total Return Fund	8,132,428	12,883,275	(11,611,300)	(753)	463	9,404,113	26,375	0
PIMCO Total Return Fund II	46,402	171,598	(197,500)	1	1	20,502	98	0
PIMCO Total Return Fund IV	387	176,973	(108,499)	(2)	4	68,863	73	0
PIMCO TRENDS Managed Futures Strategy Fund	4,046	103,267	(67,100)	1	1	40,215	67	0
PIMCO Unconstrained Bond Fund	584,006	191,544	(743,600)	(38)	51	31,963	644	0
PIMCO Asset-backed Securities Portfolio	597,466	538,994	(455,200)	(12)	2	681,250	2,194	0
PIMCO Emerging Markets Portfolio	203,956	151,291	(170,500)	1	1	184,749	591	0
PIMCO High Yield Portfolio	10,406	143,460	(92,801)	0	0	61,065	60	0
PIMCO International Portfolio	216,590	5,166	(210,800)	73	(69)	10,960	166	0
PIMCO Investment Grade Corporate Portfolio	52,021	432,598	(348,200)	17	0	136,436	198	0
PIMCO Long Duration Corporate Bond Portfolio	144	571,978	(531,300)	1	0	40,823	78	0
PIMCO Mortgage Portfolio	324,275	364,122	(570,300)	(2)	13	118,108	322	0
PIMCO Municipal Sector Portfolio	3,810	19,418	(14,299)	2	(2)	8,929	18	0
PIMCO Real Return Portfolio	4,009	152,211	(153,800)	5	0	2,425	12	0
PIMCO Short-Term Portfolio	122,189	255,011	(279,000)	(6)	7	98,201	411	0
PIMCO U.S. Government Sector Portfolio	193,724	464,267	(460,300)	(7)	8	197,692	667	0

Investment in PIMCO Short-Term Floating NAV Portfolio IV

Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$0	$232,708	$0	$0	$87	$232,795	$208	$0
PIMCO Low Duration Fund	0	302,132	0	0	123	302,255	332	0
PIMCO Low Duration Fund II	0	33,641	0	0	15	33,656	41	0
PIMCO Moderate Duration Fund	0	32,626	0	0	12	32,638	26	0
PIMCO RAE Fundamental Advantage PLUS Fund	0	20,053	0	0	11	20,064	53	0
PIMCO RAE Fundamental PLUS EMG Fund	0	38,165	0	0	18	38,183	65	0
PIMCO RAE Fundamental PLUS Fund	0	104,544	(1)	0	56	104,599	244	0
PIMCO RAE Fundamental PLUS International Fund	0	59,853	0	0	33	59,886	153	0
PIMCO RAE Fundamental PLUS Small Fund	0	4,211	0	0	2	4,213	11	0
PIMCO RAE Low Volatility PLUS EMG Fund	0	143,927	0	0	78	144,005	349	0
PIMCO RAE Low Volatility PLUS Fund	0	9,182	0	0	5	9,187	23	0
PIMCO RAE Low Volatility PLUS International Fund	0	70,718	(58,776)	2	7	11,951	155	0
PIMCO RAE Worldwide Long/Short PLUS Fund	0	124,181	0	0	50	124,231	281	0
PIMCO StocksPLUS® Absolute Return Fund	0	83,708	0	0	46	83,754	208	0
PIMCO StocksPLUS® Fund	0	84,269	0	0	45	84,314	94	0
PIMCO StocksPLUS® Fund International Fund (U.S. Dollar-Hedged)	0	157,534	0	0	74	157,608	334	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	90,419	(1)	0	48	90,466	219	0
PIMCO StocksPLUS® Short Fund	0	121,703	0	0	67	121,770	303	0
PIMCO StocksPLUS® Small Fund	0	58,045	0	0	33	58,078	146	0
PIMCO Total Return Fund	0	58,609	0	0	12	58,621	9	0
PIMCO Total Return Fund II	0	37,436	0	0	21	37,457	36	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of a company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at June 30, 2017 (amounts in thousands, except number of shares†).

PIMCO High Yield Portfolio

Security Name	Shares Held at 03/31/2017	Shares Purchased	Shares Sold	Shares Held at 6/30/2017	Net Realized Gain/(Loss) on Sale of Shares	Dividend Income	Market Value 6/30/2017
Xfit Brands, Inc.	2,040,639	2,030,639	0	2,040,639	$0	$0	$122

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NXN	Natixis New York
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GST	Goldman Sachs International
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	ULO	UBS Securities LLC
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.	WST	Westpac Banking Corp.
FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CVICXMB3	Citi Congestion Ex PM M F3 Index	JMABFNJ1	J.P. Morgan FNJ 1 Index
BCOM	Bloomberg Commodity Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	MCDX	Municipal Bond Credit Derivative Index
BCOMERF211A	Bloomberg Custom Index	EAFE	Europe, Australasia, and Far East Stock Index	MTGEFNCL	FNMA 30-Year Coupon Index
BCOMERF311A	Bloomberg Custom Index	ERADXULT	eRAFI International Large Strategy Index	NDDUEAFE	MSCI EAFE Index
BCOMGC	Bloomberg Gold Sub-Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMTR	Bloomberg Commodity Index Total Return	ERAUSLT	eRAFI U.S. Large Strategy Index	OREXIO	Iron Ore Spread
CDX.EM	Credit Derivatives Index - Emerging Markets	ERAUSST	eRAFI U.S. Small Strategy Index	PLTMLNPM	London Platinum & Palladium Market PM Fix
CDX.HY	Credit Derivatives Index - High Yield	EURMARGIN	European Refined Margin	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
CDX.IG	Credit Derivatives Index - Investment Grade	EURSIMP	Weighted Basket of Refined Products	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
CMBX	Commercial Mortgage-Backed Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CPI	Consumer Price Index	IBR	Indicador Bancario de Referencia	S&P 500	Standard & Poor’s 500 Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	IOS.FN.550.08	2008 Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	SLVRLND	London Silver Market Fixing Ltd.
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	IOS.FN.600.08	2008 Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	SPGCINP	S&P GSCI Industrial Metals ER
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	IOS.FN.650.67	Fannie Mae Interest Only Synthetics Total Return Swap Index	UKRPI	United Kingdom Retail Price Index
CUAC	Corn-Ethanol Spread Calendar Swap	JMAB	JPMorgan Commodity Index	ULSD	Ultra-Low Sulfur Diesel
CVICXMB2	Citi Congestion Ex PM M F2 Index	JMABCTNE	J.P. Morgan JMABCTNE Commodity Index	USSW	10-Year USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.	REIT	Real Estate Investment Trust
ADR	American Depositary Receipt	FSB	Federal Savings Bank	REMIC	Real Estate Mortgage Investment Conduit
AID	Agency International Development	JIBAR	Johannesburg Interbank Agreed Rate	RMBS	Residential Mortgage-Backed Security
ALT	Alternate Loan Trust	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
ATM	At-the-money	KORIBOR	Korea Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBR	Bank Bill Rate	MBS	Mortgage-Backed Security	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali	NCUA	National Credit Union Administration	TBD%	Interest rate to be determined when loan settles
CDI	Brazil Interbank Deposit Rate	NYMEX	New York Mercantile Exchange	THBFIX	Thai Baht Floating-Rate Fix
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	U&I	Up and In Barrier Option
CLO	Collateralized Loan Obligation	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	YOY	Year-Over-Year

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: August 28, 2017

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: August 28, 2017